UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in six (6) separate submissions due to file size limitations on EDGAR submissions. The initial submission (the “initially filed submission”) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-25-135849), the immediately following companion submission (the “first companion submission”) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-25-136038), the immediately following companion submission (the “second companion submission”) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-25-136096) and the immediately following companion submission (the “third companion submission”) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-25-136139) provide the information required by Item 1, 6 and 7 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission (the “fourth companion submission”) provides the information required by Items 1, 6 and 7 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initially filed submission, the Registrant’s first companion submission, the Registrant’s second companion submission, the Registrant’s third companion submission and in the immediately following companion submission (the “fifth companion submission”). Apart from Items 1, 6 and 7, this submission is identical in all material respects to the initially filed submission, the first companion submission, the second companion submission and the third companion submission.

Item 1.   Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the initially filed submission on Form N-CSR:

●	PIMCO All Asset Fund Class A

●	PIMCO All Asset Fund Administrative Class

●	PIMCO All Asset Fund Class C

●	PIMCO All Asset Fund Institutional Class

●	PIMCO All Asset Fund I-2

●	PIMCO All Asset Fund Class R

●	PIMCO All Asset Fund I-3

●	PIMCO All Asset All Authority Fund Class A

●	PIMCO All Asset All Authority Fund Class C

●	PIMCO All Asset All Authority Fund Institutional Class

●	PIMCO All Asset All Authority Fund I-2

●	PIMCO All Asset All Authority Fund I-3

●	PIMCO Global Core Asset Allocation Fund Class A

●	PIMCO Global Core Asset Allocation Fund Class C

●	PIMCO Global Core Asset Allocation Fund Institutional Class

●	PIMCO Global Core Asset Allocation Fund I-2

●	PIMCO California Intermediate Municipal Bond Fund Class A

●	PIMCO California Intermediate Municipal Bond Fund Class C

●	PIMCO California Intermediate Municipal Bond Fund Institutional Class

●	PIMCO California Intermediate Municipal Bond Fund I-2

●	PIMCO California Municipal Bond Fund Class A

●	PIMCO California Municipal Bond Fund Class C

●	PIMCO California Municipal Bond Fund Institutional Class

●	PIMCO California Municipal Bond Fund I-2

●	PIMCO California Short Duration Municipal Income Fund Class A

●	PIMCO California Short Duration Municipal Income Fund Institutional Class

●	PIMCO California Short Duration Municipal Income Fund I-2

●	PIMCO High Yield Municipal Bond Fund Class A

●	PIMCO High Yield Municipal Bond Fund Class C

●	PIMCO High Yield Municipal Bond Fund Institutional Class

●	PIMCO High Yield Municipal Bond Fund I-2

●	PIMCO High Yield Municipal Bond Fund I-3

●	PIMCO Municipal Bond Fund Class A

●	PIMCO Municipal Bond Fund Class C

●	PIMCO Municipal Bond Fund Institutional Class

●	PIMCO Municipal Bond Fund I-2

●	PIMCO Municipal Bond Fund I-3
●	PIMCO National Intermediate Municipal Bond Fund Class A

●	PIMCO National Intermediate Municipal Bond Fund Class C

●	PIMCO National Intermediate Municipal Bond Fund Institutional Class

●	PIMCO National Intermediate Municipal Bond Fund I-2

●	PIMCO New York Municipal Bond Fund Class A

●	PIMCO New York Municipal Bond Fund Class C

●	PIMCO New York Municipal Bond Fund Institutional Class

●	PIMCO New York Municipal Bond Fund I-2

●	PIMCO New York Municipal Bond Fund I-3

●	PIMCO Short Duration Municipal Income Fund Class A

●	PIMCO Short Duration Municipal Income Fund Class C

●	PIMCO Short Duration Municipal Income Fund Institutional Class

●	PIMCO Short Duration Municipal Income Fund I-2

●	PIMCO Short Duration Municipal Income Fund Class C-2

●	PIMCO Short Duration Municipal Income Fund I-3

●	PIMCO California Municipal Intermediate Value Fund Institutional Class

●	PIMCO California Municipal Opportunistic Value Fund Institutional Class

●	PIMCO National Municipal Intermediate Value Fund Institutional Class

●	PIMCO National Municipal Opportunistic Value Fund Institutional Class

●	PIMCO Emerging Markets Bond Fund Class A

●	PIMCO Emerging Markets Bond Fund Class C

●	PIMCO Emerging Markets Bond Fund Institutional Class

●	PIMCO Emerging Markets Bond Fund I-2

●	PIMCO Emerging Markets Bond Fund I-3

●	PIMCO Emerging Markets Corporate Bond Fund Institutional Class

●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A

●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class

●	PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2

●	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class

●	PIMCO Emerging Markets Local Currency and Bond Fund Class A

●	PIMCO Emerging Markets Local Currency and Bond Fund Class C

●	PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class

●	PIMCO Emerging Markets Local Currency and Bond Fund I-2

●	PIMCO Emerging Markets Local Currency and Bond Fund I-3

●	PIMCO Global Advantage® Strategy Bond Fund Class A

●	PIMCO Global Advantage® Strategy Bond Fund Institutional Class

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2

●	PIMCO International Bond Fund (Unhedged) Class A

●	PIMCO International Bond Fund (Unhedged) Administrative Class

●	PIMCO International Bond Fund (Unhedged) Class C

●	PIMCO International Bond Fund (Unhedged) Institutional Class

●	PIMCO International Bond Fund (Unhedged) I-2

●	PIMCO International Bond Fund (Unhedged) I-3

Filed under the first companion submission on Form N-CSR:

●	PIMCO RAE Fundamental Advantage PLUS Fund Class A

●	PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class

●	PIMCO RAE PLUS EMG Fund Institutional Class

●	PIMCO RAE PLUS EMG Fund I-2

●	PIMCO RAE PLUS EMG Fund Class A

●	PIMCO RAE PLUS EMG Fund Class C

●	PIMCO RAE PLUS Fund Class A

●	PIMCO RAE PLUS Fund Class C

●	PIMCO RAE PLUS Fund Institutional Class

●	PIMCO RAE PLUS Fund I-2

●	PIMCO RAE PLUS Fund I-3

●	PIMCO RAE PLUS International Fund Institutional Class

●	PIMCO RAE PLUS International Fund Class A

●	PIMCO RAE PLUS International Fund I-2

●	PIMCO RAE PLUS Small Fund Institutional Class

●	PIMCO RAE PLUS Small Fund Class A

●	PIMCO RAE PLUS Small Fund Class C

●	PIMCO RAE PLUS Small Fund I-2

●	PIMCO RAE Worldwide Long/Short PLUS Fund Class A

●	PIMCO RAE Worldwide Long/Short PLUS Fund Class C

●	PIMCO RAE Worldwide Long/Short PLUS Fund I-2

●	PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class

●	PIMCO StocksPLUS® Absolute Return Fund Class A

●	PIMCO StocksPLUS® Absolute Return Fund Class C

●	PIMCO StocksPLUS® Absolute Return Fund Institutional Class

●	PIMCO StocksPLUS® Absolute Return Fund I-2

●	PIMCO StocksPLUS® Absolute Return Fund I-3

●	PIMCO StocksPLUS® Fund Class A

●	PIMCO StocksPLUS® Fund Class C

●	PIMCO StocksPLUS® Fund Institutional Class

●	PIMCO StocksPLUS® Fund I-2

●	PIMCO StocksPLUS® Fund Class R

●	PIMCO StocksPLUS® Fund I-3

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3

●	PIMCO StocksPLUS® International Fund (Unhedged) Class A

●	PIMCO StocksPLUS® International Fund (Unhedged) Class C

●	PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class

●	PIMCO StocksPLUS® International Fund (Unhedged) I-2

●	PIMCO StocksPLUS® International Fund (Unhedged) I-3

●	PIMCO StocksPLUS® Long Duration Fund Institutional Class

●	PIMCO StocksPLUS® Short Fund Class A

●	PIMCO StocksPLUS® Short Fund Class C

●	PIMCO StocksPLUS® Short Fund Institutional Class

●	PIMCO StocksPLUS® Short Fund I-2

●	PIMCO StocksPLUS® Short Fund I-3

●	PIMCO StocksPLUS® Small Fund Class A

●	PIMCO StocksPLUS® Small Fund Class C

●	PIMCO StocksPLUS® Small Fund Institutional Class

●	PIMCO StocksPLUS® Small Fund I-2

●	PIMCO StocksPLUS® Small Fund I-3

Filed under the second companion submission on Form N-CSR:

●	PIMCO Climate Bond Fund Class A

●	PIMCO Climate Bond Fund Class C

●	PIMCO Climate Bond Fund Institutional Class

●	PIMCO Climate Bond Fund I-2

●	PIMCO Climate Bond Fund I-3

●	PIMCO Dynamic Bond Fund Class A

●	PIMCO Dynamic Bond Fund Class C

●	PIMCO Dynamic Bond Fund Institutional Class

●	PIMCO Dynamic Bond Fund I-2

●	PIMCO Dynamic Bond Fund Class R

●	PIMCO Dynamic Bond Fund I-3

●	PIMCO Extended Duration Fund Institutional Class

●	PIMCO Extended Duration Fund I-2

●	PIMCO GNMA and Government Securities Fund Class A

●	PIMCO GNMA and Government Securities Fund Class C

●	PIMCO GNMA and Government Securities Fund Institutional Class

●	PIMCO GNMA and Government Securities Fund I-2

●	PIMCO GNMA and Government Securities Fund I-3

●	PIMCO Investment Grade Credit Bond Fund Class A

●	PIMCO Investment Grade Credit Bond Fund Administrative Class

●	PIMCO Investment Grade Credit Bond Fund Class C

●	PIMCO Investment Grade Credit Bond Fund Institutional Class

●	PIMCO Investment Grade Credit Bond Fund I-2

●	PIMCO Investment Grade Credit Bond Fund I-3

●	PIMCO Long Duration Total Return Fund Institutional Class

●	PIMCO Long Duration Total Return Fund I-2

●	PIMCO Long Duration Total Return Fund Class A

●	PIMCO Long Duration Total Return Fund Class C

●	PIMCO Long-Term U.S. Government Fund Class A

●	PIMCO Long-Term U.S. Government Fund Class C

●	PIMCO Long-Term U.S. Government Fund Institutional Class

●	PIMCO Long-Term U.S. Government Fund I-2

●	PIMCO Low Duration Opportunities Fund Class A

●	PIMCO Low Duration Opportunities Fund Class C

●	PIMCO Low Duration Opportunities Fund Institutional Class

●	PIMCO Low Duration Opportunities Fund I-2

●	PIMCO Moderate Duration Fund Institutional Class

●	PIMCO Moderate Duration Fund I-2

●	PIMCO Mortgage Opportunities and Bond Fund I-3

●	PIMCO Mortgage Opportunities and Bond Fund Class A

●	PIMCO Mortgage Opportunities and Bond Fund Class C

●	PIMCO Mortgage Opportunities and Bond Fund Institutional Class

●	PIMCO Mortgage Opportunities and Bond Fund I-2

●	PIMCO Total Return ESG Fund Administrative Class

●	PIMCO Total Return ESG Fund Institutional Class

●	PIMCO Total Return ESG Fund I-2

●	PIMCO Total Return ESG Fund Class A

●	PIMCO Total Return ESG Fund Class C

●	PIMCO Total Return ESG Fund I-3

●	PIMCO Total Return Fund II Institutional Class

●	PIMCO Total Return Fund II I-2

●	PIMCO Total Return Fund IV Class A

●	PIMCO Total Return Fund IV Institutional Class

●	PIMCO Total Return Fund V Institutional Class

Filed under the third companion submission on Form N-CSR:

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3

●	PIMCO ABS and Short-Term Investments Portfolio

●	PIMCO EM Bond and Short-Term Investments Portfolio

●	PIMCO High Yield and Short-Term Investments Portfolio

●	PIMCO Investment Grade Credit Bond Portfolio

●	PIMCO Long Duration Credit Bond Portfolio

●	PIMCO Low Duration Portfolio

●	PIMCO Moderate Duration Portfolio

●	PIMCO Mortgage and Short-Term Investments Portfolio

●	PIMCO Municipal Portfolio

●	PIMCO Real Return Portfolio

●	PIMCO Sector Funds Series – AM

●	PIMCO Sector Fund Series – H

●	PIMCO Sector Fund Series – I

●	PIMCO Short-Term Portfolio

●	PIMCO Short-Term Floating NAV Portfolio II

●	PIMCO U.S. Government and Short-Term Investments Portfolio

●	PIMCO International Portfolio

●	PIMCO Short Asset Portfolio

●	PIMCO Short-Term Floating NAV Portfolio III

Filed under this submission (the fourth companion submission) on Form N-CSR:

●	PIMCO All Asset: Multi-RAE PLUS Fund

●	PIMCO All Asset: Multi-Real Fund

●	PIMCO All Authority: Multi-RAE PLUS Fund

●	PIMCO Income Fund Class A

●	PIMCO Income Fund Administrative Class

●	PIMCO Income Fund Class C

●	PIMCO Income Fund Institutional Class

●	PIMCO Income Fund I-2

●	PIMCO Income Fund Class R

●	PIMCO Income Fund I-3

●	PIMCO Total Return Fund Class A

●	PIMCO Total Return Fund Administrative Class

●	PIMCO Total Return Fund Class C

●	PIMCO Total Return Fund Institutional Class

●	PIMCO Total Return Fund I-2

●	PIMCO Total Return Fund Class R

●	PIMCO Total Return Fund I-3

●	PIMCO Credit Opportunities Bond Fund Class A

●	PIMCO Credit Opportunities Bond Fund Class C

●	PIMCO Credit Opportunities Bond Fund Institutional Class

●	PIMCO Credit Opportunities Bond Fund I-2

●	PIMCO Diversified Income Fund Class A

●	PIMCO Diversified Income Fund Administrative Class

●	PIMCO Diversified Income Fund Class C

●	PIMCO Diversified Income Fund Institutional Class

●	PIMCO Diversified Income Fund I-2

●	PIMCO Diversified Income Fund I-3

●	PIMCO ESG Income Fund Class A

●	PIMCO ESG Income Fund Class C

●	PIMCO ESG Income Fund Institutional Class

●	PIMCO ESG Income Fund I-2

●	PIMCO ESG Income Fund I-3

●	PIMCO High Yield Fund Class A

●	PIMCO High Yield Fund Administrative Class

●	PIMCO High Yield Fund Class C

●	PIMCO High Yield Fund Institutional Class

●	PIMCO High Yield Fund I-2

●	PIMCO High Yield Fund Class R

●	PIMCO High Yield Fund I-3

●	PIMCO High Yield Spectrum Fund Class A

●	PIMCO High Yield Spectrum Fund Class C

●	PIMCO High Yield Spectrum Fund Institutional Class

●	PIMCO High Yield Spectrum Fund I-2

●	PIMCO High Yield Spectrum Fund I-3

●	PIMCO Long-Term Credit Bond Fund Institutional Class

●	PIMCO Long-Term Credit Bond Fund I-2

●	PIMCO Low Duration Credit Fund Class A

●	PIMCO Low Duration Credit Fund Class C

●	PIMCO Low Duration Credit Fund Institutional Class

●	PIMCO Low Duration Credit Fund I-2

●	PIMCO Low Duration Income Fund Class A

●	PIMCO Low Duration Income Fund Class C

●	PIMCO Low Duration Income Fund Institutional Class

●	PIMCO Low Duration Income Fund I-2

●	PIMCO Low Duration Income Fund I-3

●	PIMCO Low Duration Income Fund Class C-2

●	PIMCO Preferred and Capital Securities Fund Class A

●	PIMCO Preferred and Capital Securities Fund Class C

●	PIMCO Preferred and Capital Securities Fund I-2

●	PIMCO Preferred and Capital Securities Fund Institutional Class

●	PIMCO Preferred and Capital Securities Fund I-3

To be filed under the immediately following fifth companion submission on Form N-CSR:

●	PIMCO Government Money Market Fund Class A

●	PIMCO Government Money Market Fund Class C

●	PIMCO Government Money Market Fund Class M

●	PIMCO Government Money Market Fund I-2

●	PIMCO Government Money Market Fund Institutional Class

●	PIMCO Government Money Market Fund Administrative Class

●	PIMCO Low Duration Fund Class A

●	PIMCO Low Duration Fund Administrative Class

●	PIMCO Low Duration Fund Class C

●	PIMCO Low Duration Fund Institutional Class

●	PIMCO Low Duration Fund I-2

●	PIMCO Low Duration Fund Class R

●	PIMCO Low Duration Fund I-3

●	PIMCO Low Duration Fund Class C-2

●	PIMCO Low Duration Fund II Administrative Class

●	PIMCO Low Duration Fund II Institutional Class

●	PIMCO Low Duration ESG Fund Institutional Class

●	PIMCO Low Duration ESG Fund I-2

●	PIMCO Short Asset Investment Fund Class A

●	PIMCO Short Asset Investment Fund Administrative Class

●	PIMCO Short Asset Investment Fund Institutional Class

●	PIMCO Short Asset Investment Fund I-2

●	PIMCO Short Asset Investment Fund Class M

●	PIMCO Short Asset Investment Fund I-3

●	PIMCO Short-Term Fund Class A

●	PIMCO Short-Term Fund Administrative Class

●	PIMCO Short-Term Fund Class C

●	PIMCO Short-Term Fund Institutional Class

●	PIMCO Short-Term Fund I-2

●	PIMCO Short-Term Fund Class R

●	PIMCO Short-Term Fund I-3

●	PIMCO CommoditiesPLUS® Strategy Fund Class A

●	PIMCO CommoditiesPLUS® Strategy Fund Class C

●	PIMCO CommoditiesPLUS® Strategy Fund Institutional Class

●	PIMCO CommoditiesPLUS® Strategy Fund I-2

●	PIMCO CommoditiesPLUS® Strategy Fund I-3

●	PIMCO CommodityRealReturnStrategy Fund® Class A

●	PIMCO CommodityRealReturnStrategy Fund® Administrative Class

●	PIMCO CommodityRealReturnStrategy Fund® Class C

●	PIMCO CommodityRealReturnStrategy Fund® Institutional Class

●	PIMCO CommodityRealReturnStrategy Fund® I-2

●	PIMCO CommodityRealReturnStrategy Fund® Class R

●	PIMCO CommodityRealReturnStrategy Fund® I-3

●	PIMCO Inflation Response Multi-Asset Fund Class A

●	PIMCO Inflation Response Multi-Asset Fund Institutional Class

●	PIMCO Inflation Response Multi-Asset Fund I-2

●	PIMCO Inflation Response Multi-Asset Fund I-3

●	PIMCO Long-Term Real Return Fund Institutional Class

●	PIMCO Long-Term Real Return Fund I-2

●	PIMCO Real Return Fund Class A

●	PIMCO Real Return Fund Administrative Class

●	PIMCO Real Return Fund Class C

●	PIMCO Real Return Fund Institutional Class

●	PIMCO Real Return Fund I-2

●	PIMCO Real Return Fund Class R

●	PIMCO Real Return Fund I-3

●	PIMCO RealEstateRealReturn Strategy Fund Class A

●	PIMCO RealEstateRealReturn Strategy Fund Class C

●	PIMCO RealEstateRealReturn Strategy Fund Institutional Class

●	PIMCO RealEstateRealReturn Strategy Fund I-2

●	PIMCO RealEstateRealReturn Strategy Fund I-3

●	PIMCO TRENDS Managed Futures Strategy Fund I-3

●	PIMCO TRENDS Managed Futures Strategy Fund Class C

●	PIMCO TRENDS Managed Futures Strategy Fund Class A

●	PIMCO TRENDS Managed Futures Strategy Fund Institutional Class

●	PIMCO TRENDS Managed Futures Strategy Fund I-2

PIMCO All Asset: Multi-RAE PLUS Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO All Asset: Multi-RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Asset: Multi-RAE PLUS Fund	$101	0.97%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. large cap equities contributed to performance, as the value of these securities increased.

  Long exposure to developed ex-U.S. equities contributed to performance, as the value of these securities increased.

  Long exposure to U.S. small cap equities contributed to performance, as the value of these securities generally increased.

  Long exposure to emerging market equities contributed to performance, as the value of these securities increased.

  The Fund’s bond alpha strategy contributed to returns.

  Securitized credit spread exposure, particularly through non-agency residential mortgage-backed securities, contributed to performance, as spreads tightened.

  Duration positioning contributed to performance, as interest rates fell on the front and intermediate end where the Fund was long and rose on the long end where the Fund was short.

  There are no other material contributors or detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO All Asset: Multi-RAE PLUS Fund	MSCI All Country World Index	MSCI All Country World Value Index
10/6/20	$10,000	$10,000	$10,000
10/31/20	$9,690	$9,677	$9,613
11/30/20	$11,070	$10,870	$11,029
12/31/20	$11,646	$11,375	$11,491
1/31/21	$12,057	$11,323	$11,401
2/28/21	$12,579	$11,585	$11,909
3/31/21	$12,959	$11,895	$12,509
4/30/21	$13,015	$12,415	$12,890
5/31/21	$13,529	$12,608	$13,285
6/30/21	$13,435	$12,774	$13,115
7/31/21	$13,109	$12,862	$13,104
8/31/21	$13,261	$13,184	$13,335
9/30/21	$12,985	$12,639	$12,933
10/31/21	$13,103	$13,285	$13,454
11/30/21	$12,416	$12,965	$12,938
12/31/21	$13,118	$13,483	$13,745
1/31/22	$12,829	$12,821	$13,579
2/28/22	$12,540	$12,490	$13,358
3/31/22	$12,480	$12,760	$13,614
4/30/22	$11,747	$11,739	$12,927
5/31/22	$11,903	$11,753	$13,178
6/30/22	$10,557	$10,762	$12,049
7/31/22	$11,050	$11,514	$12,527
8/31/22	$10,869	$11,090	$12,183
9/30/22	$9,691	$10,028	$11,126
10/31/22	$10,352	$10,633	$12,070
11/30/22	$11,278	$11,458	$13,015
12/31/22	$11,074	$11,007	$12,708
1/31/23	$11,927	$11,796	$13,335
2/28/23	$11,603	$11,458	$12,909
3/31/23	$11,591	$11,811	$12,865
4/30/23	$11,759	$11,981	$13,089
5/31/23	$11,398	$11,853	$12,527
6/30/23	$12,011	$12,541	$13,248
7/31/23	$12,673	$13,000	$13,795
8/31/23	$12,192	$12,637	$13,367
9/30/23	$11,921	$12,114	$13,015
10/31/23	$11,528	$11,750	$12,563
11/30/23	$12,167	$12,834	$13,482
12/31/23	$12,671	$13,451	$14,208
1/31/24	$12,684	$13,530	$14,188
2/29/24	$12,958	$14,110	$14,553
3/31/24	$13,251	$14,553	$15,182
4/30/24	$13,137	$14,073	$14,726
5/31/24	$13,491	$14,645	$15,161
6/30/24	$13,496	$14,971	$15,092
7/31/24	$13,796	$15,212	$15,749
8/31/24	$13,927	$15,599	$16,175
9/30/24	$14,228	$15,961	$16,515
10/31/24	$13,675	$15,603	$16,104
11/30/24	$14,309	$16,186	$16,607
12/31/24	$13,886	$15,803	$15,737
1/31/25	$14,298	$16,334	$16,399
2/28/25	$14,312	$16,235	$16,650
3/31/25	$14,252	$15,594	$16,487

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	Since Inception 10/6/20
PIMCO All Asset: Multi-RAE PLUS Fund	7.56%	8.23%
MSCI All Country World Index	7.15%	10.41%
MSCI All Country World Value Index	8.60%	11.80%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,099,500
# of Portfolio Holdings	2,251
Portfolio Turnover Rate	485%
Total Net Advisory Fees Paid During the Reporting Period	$15,013
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.9%
Asset-Backed Securities	32.5%
U.S. Treasury Obligations	9.4%
Non-Agency Mortgage-Backed Securities	9.2%
Sovereign Issues	8.9%
Corporate Bonds & Notes	8.0%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.1%
Short-Term Instruments	28.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(54.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO All Asset: Multi-RAE PLUS Fund

Annual Shareholder Report |

March 31, 2025

PAPS2221TSRAR_033125

PIMCO All Asset: Multi-Real Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO All Asset: Multi-Real Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Asset: Multi-Real Fund	$418	4.02%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to commodities contributed to performance, as the value of these securities increased.

  Long exposure to real estate investment trusts contributed to performance, as the value of these securities increased.

  Long exposure to master limited partnerships contributed to performance, as the value of these securities increased.

  The Fund’s absolute return bond alpha strategy contributed to performance.

  The Fund's allocation to U.S.Treasury Inflation-Protected Securities ("TIPS") outperformed the financing rate used to obtain the Fund’s other exposures.

  The Fund's short exposure to the long portion of the German and European Monetary Union yield curves contributed to performance, as these yields rose.

  The Fund's long exposure to U.S.TIPS and therefore breakeven inflation rates contributed to performance, as inflation was higher than market expectations which benefit U.S.TIPS.

  There were no other material contributors or detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO All Asset: Multi-Real Fund	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	50% Bloomberg Commodity Index Total Return, 50% Dow Jones U.S. Select REIT Total Return Index
9/22/20	$10,000	$10,000	$10,000	$10,000
9/30/20	$10,100	$9,989	$10,027	$10,033
10/31/20	$9,680	$9,990	$9,962	$9,974
11/30/20	$10,940	$10,047	$10,074	$10,762
12/31/20	$11,544	$10,077	$10,189	$11,204
1/31/21	$11,796	$10,023	$10,223	$11,340
2/28/21	$12,432	$9,868	$10,058	$12,009
3/31/21	$12,687	$9,829	$10,039	$12,159
4/30/21	$13,935	$9,854	$10,180	$13,166
5/31/21	$14,348	$9,876	$10,303	$13,405
6/30/21	$14,862	$9,924	$10,366	$13,683
7/31/21	$15,871	$10,048	$10,642	$14,173
8/31/21	$15,936	$10,028	$10,623	$14,276
9/30/21	$15,593	$9,933	$10,547	$14,237
10/31/21	$16,728	$9,907	$10,667	$15,003
11/30/21	$16,149	$9,978	$10,762	$14,410
12/31/21	$17,465	$9,937	$10,796	$15,313
1/31/22	$17,101	$9,781	$10,578	$15,491
2/28/22	$17,440	$9,651	$10,668	$15,700
3/31/22	$18,565	$9,443	$10,470	$16,905
4/30/22	$18,031	$9,189	$10,256	$16,863
5/31/22	$17,446	$9,177	$10,154	$16,410
6/30/22	$15,401	$9,037	$9,833	$14,890
7/31/22	$17,377	$9,267	$10,261	$15,870
8/31/22	$16,139	$9,026	$9,988	$15,384
9/30/22	$13,288	$8,736	$9,327	$13,818
10/31/22	$14,192	$8,706	$9,443	$14,266
11/30/22	$14,973	$8,928	$9,615	$14,875
12/31/22	$14,222	$8,822	$9,517	$14,303
1/31/23	$15,465	$9,026	$9,692	$15,053
2/28/23	$14,537	$8,882	$9,559	$14,329
3/31/23	$14,669	$9,079	$9,835	$14,128
4/30/23	$14,703	$9,125	$9,846	$14,124
5/31/23	$13,841	$9,089	$9,728	$13,531
6/30/23	$14,421	$9,084	$9,695	$14,150
7/31/23	$15,167	$9,087	$9,708	$14,795
8/31/23	$14,769	$9,075	$9,621	$14,503
9/30/23	$14,049	$8,919	$9,443	$13,944
10/31/23	$13,647	$8,856	$9,375	$13,647
11/30/23	$14,519	$9,160	$9,629	$14,228
12/31/23	$15,201	$9,453	$9,888	$14,749
1/31/24	$15,100	$9,434	$9,906	$14,481
2/29/24	$15,100	$9,370	$9,799	$14,509
3/31/24	$15,535	$9,454	$9,880	$14,887
4/30/24	$14,717	$9,302	$9,713	$14,543
5/31/24	$15,211	$9,384	$9,880	$15,022
6/30/24	$15,427	$9,466	$9,958	$15,113
7/31/24	$15,944	$9,648	$10,135	$15,250
8/31/24	$16,427	$9,754	$10,215	$15,739
9/30/24	$16,876	$9,867	$10,368	$16,329
10/31/24	$16,225	$9,734	$10,182	$15,922
11/30/24	$16,876	$9,849	$10,232	$16,319
12/31/24	$15,828	$9,774	$10,070	$15,820
1/31/25	$16,263	$9,812	$10,200	$16,228
2/28/25	$16,880	$9,930	$10,422	$16,604
3/31/25	$16,806	$9,888	$10,489	$16,619

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	Since Inception 9/22/20
PIMCO All Asset: Multi-Real Fund	8.18%	12.17%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	(0.25%)
Bloomberg U.S. TIPS Index	6.17%	1.06%
50% Bloomberg Commodity Index Total Return, 50% Dow Jones U.S. Select REIT Total Return Index	11.63%	11.89%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,896,642
# of Portfolio Holdings	1,186
Portfolio Turnover Rate	200%
Total Net Advisory Fees Paid During the Reporting Period	$11,085
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	105.4%
Real Estate Investment Trusts	28.8%
U.S. Government Agencies	18.9%
Asset-Backed Securities	9.7%
Sovereign Issues	6.6%
Commodities	4.9%
Non-Agency Mortgage-Backed Securities	0.6%
Corporate Bonds & Notes	0.6%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	5.8%
Affiliated Investments	0.7%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(82.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.23% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO All Asset: Multi-Real Fund

Annual Shareholder Report |

March 31, 2025

PAPS2223TSRAR_033125

PIMCO All Authority: Multi-RAE PLUS Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO All Authority: Multi-RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Authority: Multi-RAE PLUS Fund	$105	1.02%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to developed ex-U.S. equities contributed to performance, as the value of these securities increased.

  Long exposure to emerging market equities contributed to performance, as the value of these securities increased.

  Long exposure to U.S. small cap equities contributed to performance, as the value of these securities generally increased.

  Inverse exposure to U.S. large cap equities detracted from performance, as the value of securities tied to inverse U.S. equity exposure decreased.

  The Fund’s bond alpha strategy contributed to returns.

  Duration positioning contributed to performance, as interest rates fell on the front and intermediate end where the Fund was long and rose on the long end where the Fund was short.

  Securitized credit spread exposure, particularly through non-agency commercial mortgage-backed securities, contributed to performance, as spreads tightened.

  There were no other material contributors or detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO All Authority: Multi-RAE PLUS Fund	MSCI All Country World Index	MSCI All Country World Value Index
8/23/22	$10,000	$10,000	$10,000
8/31/22	$9,750	$9,672	$9,716
9/30/22	$8,750	$8,746	$8,873
10/31/22	$9,200	$9,274	$9,625
11/30/22	$9,870	$9,993	$10,379
12/31/22	$9,872	$9,600	$10,134
1/31/23	$10,460	$10,288	$10,634
2/28/23	$10,318	$9,993	$10,295
3/31/23	$10,216	$10,301	$10,259
4/30/23	$10,321	$10,450	$10,438
5/31/23	$9,965	$10,338	$9,990
6/30/23	$10,238	$10,938	$10,565
7/31/23	$10,660	$11,338	$11,001
8/31/23	$10,343	$11,021	$10,660
9/30/23	$10,287	$10,566	$10,379
10/31/23	$10,287	$10,248	$10,018
11/30/23	$10,138	$11,194	$10,751
12/31/23	$10,170	$11,732	$11,330
1/31/24	$10,170	$11,800	$11,314
2/29/24	$10,036	$12,307	$11,605
3/31/24	$10,092	$12,693	$12,107
4/30/24	$10,237	$12,274	$11,743
5/31/24	$10,281	$12,773	$12,091
6/30/24	$10,170	$13,057	$12,036
7/31/24	$10,281	$13,268	$12,559
8/31/24	$10,326	$13,605	$12,899
9/30/24	$10,438	$13,921	$13,170
10/31/24	$10,081	$13,608	$12,842
11/30/24	$10,505	$14,117	$13,244
12/31/24	$10,264	$13,783	$12,550
1/31/25	$10,499	$14,246	$13,077
2/28/25	$10,588	$14,160	$13,277
3/31/25	$10,644	$13,601	$13,148

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	Since Inception 8/23/22
PIMCO All Authority: Multi-RAE PLUS Fund	5.48%	2.43%
MSCI All Country World Index	7.15%	12.53%
MSCI All Country World Value Index	8.60%	11.09%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$173,830
# of Portfolio Holdings	915
Portfolio Turnover Rate	465%
Total Net Advisory Fees Paid During the Reporting Period	$1,362
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	56.6%
Asset-Backed Securities	26.8%
Non-Agency Mortgage-Backed Securities	21.7%
U.S. Treasury Obligations	11.2%
Sovereign Issues	7.9%
Corporate Bonds & Notes	6.5%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	11.4%
Affiliated Investments	2.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(44.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.05% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO All Authority: Multi-RAE PLUS Fund

Annual Shareholder Report |

March 31, 2025

PAPS2236TSRAR_033125

Class A: PZCRX

PIMCO Credit Opportunities Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.41%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. duration contributed to performance, as rates fell.

  Long exposure to the banking sector contributed to performance, as banks’ profitability generally remained strong.

  Long exposure to non-agency mortgage-backed securities contributed to performance, as spreads tightened.

  Long exposure to the Brazilian real detracted from performance, as the currency depreciated.

  Short exposure to the euro detracted from performance, as the currency appreciated.

  Long exposure to credit default swap indices detracted from performance, as risk sentiment was dampened by inflation concerns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$9,627	$10,000	$10,000
4/30/15	$9,684	$9,944	$10,002
5/31/15	$9,742	$9,903	$10,005
6/30/15	$9,682	$9,780	$10,007
7/31/15	$9,691	$9,877	$10,009
8/31/15	$9,556	$9,851	$10,012
9/30/15	$9,342	$9,909	$10,014
10/31/15	$9,448	$9,941	$10,017
11/30/15	$9,342	$9,946	$10,019
12/31/15	$9,261	$9,919	$10,022
1/31/16	$9,132	$10,064	$10,027
2/29/16	$9,024	$10,161	$10,032
3/31/16	$9,221	$10,244	$10,037
4/30/16	$9,359	$10,262	$10,043
5/31/16	$9,419	$10,305	$10,048
6/30/16	$9,476	$10,501	$10,053
7/31/16	$9,675	$10,564	$10,058
8/31/16	$9,754	$10,559	$10,064
9/30/16	$9,822	$10,557	$10,069
10/31/16	$9,852	$10,455	$10,076
11/30/16	$9,852	$10,282	$10,083
12/31/16	$9,973	$10,311	$10,090
1/31/17	$10,044	$10,273	$10,099
2/28/17	$10,125	$10,361	$10,107
3/31/17	$10,216	$10,356	$10,115
4/30/17	$10,288	$10,426	$10,125
5/31/17	$10,338	$10,487	$10,135
6/30/17	$10,365	$10,458	$10,144
7/31/17	$10,427	$10,492	$10,155
8/31/17	$10,509	$10,588	$10,166
9/30/17	$10,573	$10,539	$10,177
10/31/17	$10,614	$10,583	$10,189
11/30/17	$10,625	$10,600	$10,200
12/31/17	$10,626	$10,624	$10,211
1/31/18	$10,679	$10,548	$10,226
2/28/18	$10,616	$10,524	$10,240
3/31/18	$10,628	$10,611	$10,255
4/30/18	$10,618	$10,572	$10,274
5/31/18	$10,586	$10,611	$10,294
6/30/18	$10,559	$10,631	$10,314
7/31/18	$10,666	$10,634	$10,334
8/31/18	$10,676	$10,667	$10,354
9/30/18	$10,699	$10,626	$10,374
10/31/18	$10,614	$10,605	$10,395
11/30/18	$10,560	$10,657	$10,415
12/31/18	$10,491	$10,811	$10,436
1/31/19	$10,687	$10,925	$10,460
2/28/19	$10,807	$10,938	$10,485
3/31/19	$10,866	$11,134	$10,509
4/30/19	$10,987	$11,141	$10,532
5/31/19	$10,976	$11,301	$10,555
6/30/19	$11,107	$11,460	$10,578
7/31/19	$11,096	$11,550	$10,598
8/31/19	$11,151	$11,812	$10,619
9/30/19	$11,165	$11,757	$10,639
10/31/19	$11,243	$11,737	$10,658
11/30/19	$11,254	$11,723	$10,677
12/31/19	$11,344	$11,699	$10,696
1/31/20	$11,423	$11,910	$10,713
2/29/20	$11,378	$12,056	$10,730
3/31/20	$10,322	$11,868	$10,748
4/30/20	$10,640	$12,060	$10,761
5/31/20	$10,845	$12,095	$10,774
6/30/20	$10,981	$12,155	$10,787
7/31/20	$11,244	$12,288	$10,789
8/31/20	$11,313	$12,199	$10,792
9/30/20	$11,308	$12,243	$10,795
10/31/20	$11,296	$12,244	$10,797
11/30/20	$11,561	$12,314	$10,799
12/31/20	$11,677	$12,352	$10,801
1/31/21	$11,723	$12,286	$10,803
2/28/21	$11,735	$12,095	$10,805
3/31/21	$11,727	$12,047	$10,808
4/30/21	$11,797	$12,078	$10,810
5/31/21	$11,832	$12,105	$10,811
6/30/21	$11,866	$12,164	$10,813
7/31/21	$11,866	$12,316	$10,815
8/31/21	$11,913	$12,291	$10,816
9/30/21	$11,887	$12,175	$10,817
10/31/21	$11,768	$12,143	$10,818
11/30/21	$11,732	$12,230	$10,820
12/31/21	$11,804	$12,180	$10,821
1/31/22	$11,708	$11,989	$10,823
2/28/22	$11,588	$11,829	$10,825
3/31/22	$11,523	$11,574	$10,827
4/30/22	$11,353	$11,263	$10,836
5/31/22	$11,305	$11,248	$10,845
6/30/22	$10,951	$11,077	$10,854
7/31/22	$11,267	$11,359	$10,869
8/31/22	$11,219	$11,063	$10,890
9/30/22	$11,029	$10,707	$10,912
10/31/22	$11,054	$10,671	$10,941
11/30/22	$11,336	$10,943	$10,975
12/31/22	$11,356	$10,814	$11,013
1/31/23	$11,630	$11,063	$11,054
2/28/23	$11,505	$10,886	$11,093
3/31/23	$11,653	$11,128	$11,137
4/30/23	$11,715	$11,185	$11,182
5/31/23	$11,678	$11,141	$11,230
6/30/23	$11,710	$11,134	$11,278
7/31/23	$11,811	$11,138	$11,327
8/31/23	$11,786	$11,124	$11,379
9/30/23	$11,692	$10,932	$11,429
10/31/23	$11,603	$10,854	$11,482
11/30/23	$11,985	$11,228	$11,533
12/31/23	$12,276	$11,586	$11,586
1/31/24	$12,327	$11,564	$11,639
2/29/24	$12,314	$11,484	$11,689
3/31/24	$12,439	$11,588	$11,742
4/30/24	$12,399	$11,401	$11,795
5/31/24	$12,557	$11,502	$11,849
6/30/24	$12,625	$11,602	$11,898
7/31/24	$12,784	$11,826	$11,956
8/31/24	$12,903	$11,956	$12,011
9/30/24	$13,028	$12,094	$12,063
10/31/24	$13,001	$11,931	$12,114
11/30/24	$13,122	$12,072	$12,161
12/31/24	$13,115	$11,980	$12,208
1/31/25	$13,210	$12,026	$12,254
2/28/25	$13,360	$12,171	$12,295
3/31/25	$13,393	$12,120	$12,341

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.67%	5.35%	3.36%
Class A (including sales charge)	3.63%	4.55%	2.96%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$428,005
# of Portfolio Holdings	913
Portfolio Turnover Rate	279%
Total Net Advisory Fees Paid During the Reporting Period	$1,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	63.2%
U.S. Government Agencies	17.8%
Loan Participations and Assignments	8.1%
U.S. Treasury Obligations	4.7%
Asset-Backed Securities	3.1%
Sovereign Issues	2.6%
Non-Agency Mortgage-Backed Securities	2.5%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.7%
Affiliated Investments	9.2%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.38% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PZCRX

PIMCO Credit Opportunities Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS6033TSRAR_033125

Class C: PCCRX

PIMCO Credit Opportunities Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	2.16%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. duration contributed to performance, as rates fell.

  Long exposure to the banking sector contributed to performance, as banks’ profitability generally remained strong.

  Long exposure to non-agency mortgage-backed securities contributed to performance, as spreads tightened.

  Long exposure to the Brazilian real detracted from performance, as the currency depreciated.

  Short exposure to the euro detracted from performance, as the currency appreciated.

  Long exposure to credit default swap indices detracted from performance, as risk sentiment was dampened by inflation concerns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,050	$9,944	$10,002
5/31/15	$10,110	$9,903	$10,005
6/30/15	$10,043	$9,780	$10,007
7/31/15	$10,043	$9,877	$10,009
8/31/15	$9,892	$9,851	$10,012
9/30/15	$9,670	$9,909	$10,014
10/31/15	$9,771	$9,941	$10,017
11/30/15	$9,660	$9,946	$10,019
12/31/15	$9,568	$9,919	$10,022
1/31/16	$9,435	$10,064	$10,027
2/29/16	$9,322	$10,161	$10,032
3/31/16	$9,517	$10,244	$10,037
4/30/16	$9,651	$10,262	$10,043
5/31/16	$9,702	$10,305	$10,048
6/30/16	$9,747	$10,501	$10,053
7/31/16	$9,953	$10,564	$10,058
8/31/16	$10,025	$10,559	$10,064
9/30/16	$10,097	$10,557	$10,069
10/31/16	$10,117	$10,455	$10,076
11/30/16	$10,107	$10,282	$10,083
12/31/16	$10,229	$10,311	$10,090
1/31/17	$10,292	$10,273	$10,099
2/28/17	$10,376	$10,361	$10,107
3/31/17	$10,460	$10,356	$10,115
4/30/17	$10,523	$10,426	$10,125
5/31/17	$10,566	$10,487	$10,135
6/30/17	$10,589	$10,458	$10,144
7/31/17	$10,643	$10,492	$10,155
8/31/17	$10,717	$10,588	$10,166
9/30/17	$10,781	$10,539	$10,177
10/31/17	$10,813	$10,583	$10,189
11/30/17	$10,813	$10,600	$10,200
12/31/17	$10,815	$10,624	$10,211
1/31/18	$10,858	$10,548	$10,226
2/28/18	$10,794	$10,524	$10,240
3/31/18	$10,788	$10,611	$10,255
4/30/18	$10,777	$10,572	$10,274
5/31/18	$10,734	$10,611	$10,294
6/30/18	$10,712	$10,631	$10,314
7/31/18	$10,810	$10,634	$10,334
8/31/18	$10,810	$10,667	$10,354
9/30/18	$10,824	$10,626	$10,374
10/31/18	$10,737	$10,605	$10,395
11/30/18	$10,671	$10,657	$10,415
12/31/18	$10,596	$10,811	$10,436
1/31/19	$10,785	$10,925	$10,460
2/28/19	$10,896	$10,938	$10,485
3/31/19	$10,964	$11,134	$10,509
4/30/19	$11,065	$11,141	$10,532
5/31/19	$11,054	$11,301	$10,555
6/30/19	$11,173	$11,460	$10,578
7/31/19	$11,161	$11,550	$10,598
8/31/19	$11,206	$11,812	$10,619
9/30/19	$11,210	$11,757	$10,639
10/31/19	$11,279	$11,737	$10,658
11/30/19	$11,290	$11,723	$10,677
12/31/19	$11,367	$11,699	$10,696
1/31/20	$11,447	$11,910	$10,713
2/29/20	$11,390	$12,056	$10,730
3/31/20	$10,333	$11,868	$10,748
4/30/20	$10,633	$12,060	$10,761
5/31/20	$10,841	$12,095	$10,774
6/30/20	$10,977	$12,155	$10,787
7/31/20	$11,232	$12,288	$10,789
8/31/20	$11,279	$12,199	$10,792
9/30/20	$11,276	$12,243	$10,795
10/31/20	$11,264	$12,244	$10,797
11/30/20	$11,509	$12,314	$10,799
12/31/20	$11,622	$12,352	$10,801
1/31/21	$11,669	$12,286	$10,803
2/28/21	$11,669	$12,095	$10,805
3/31/21	$11,649	$12,047	$10,808
4/30/21	$11,708	$12,078	$10,810
5/31/21	$11,732	$12,105	$10,811
6/30/21	$11,774	$12,164	$10,813
7/31/21	$11,750	$12,316	$10,815
8/31/21	$11,798	$12,291	$10,816
9/30/21	$11,761	$12,175	$10,817
10/31/21	$11,641	$12,143	$10,818
11/30/21	$11,593	$12,230	$10,820
12/31/21	$11,661	$12,180	$10,821
1/31/22	$11,552	$11,989	$10,823
2/28/22	$11,432	$11,829	$10,825
3/31/22	$11,362	$11,574	$10,827
4/30/22	$11,180	$11,263	$10,836
5/31/22	$11,132	$11,248	$10,845
6/30/22	$10,776	$11,077	$10,854
7/31/22	$11,081	$11,359	$10,869
8/31/22	$11,032	$11,063	$10,890
9/30/22	$10,834	$10,707	$10,912
10/31/22	$10,846	$10,671	$10,941
11/30/22	$11,116	$10,943	$10,975
12/31/22	$11,143	$10,814	$11,013
1/31/23	$11,403	$11,063	$11,054
2/28/23	$11,267	$10,886	$11,093
3/31/23	$11,396	$11,128	$11,137
4/30/23	$11,458	$11,185	$11,182
5/31/23	$11,409	$11,141	$11,230
6/30/23	$11,438	$11,134	$11,278
7/31/23	$11,539	$11,138	$11,327
8/31/23	$11,501	$11,124	$11,379
9/30/23	$11,398	$10,932	$11,429
10/31/23	$11,297	$10,854	$11,482
11/30/23	$11,676	$11,228	$11,533
12/31/23	$11,937	$11,586	$11,586
1/31/24	$11,988	$11,564	$11,639
2/29/24	$11,975	$11,484	$11,689
3/31/24	$12,079	$11,588	$11,742
4/30/24	$12,041	$11,401	$11,795
5/31/24	$12,183	$11,502	$11,849
6/30/24	$12,235	$11,602	$11,898
7/31/24	$12,379	$11,826	$11,956
8/31/24	$12,484	$11,956	$12,011
9/30/24	$12,616	$12,094	$12,063
10/31/24	$12,563	$11,931	$12,114
11/30/24	$12,682	$12,072	$12,161
12/31/24	$12,665	$11,980	$12,208
1/31/25	$12,759	$12,026	$12,254
2/28/25	$12,880	$12,171	$12,295
3/31/25	$12,904	$12,120	$12,341

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.83%	4.54%	2.58%
Class C (including sales charge)	5.83%	4.54%	2.58%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$428,005
# of Portfolio Holdings	913
Portfolio Turnover Rate	279%
Total Net Advisory Fees Paid During the Reporting Period	$1,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	63.2%
U.S. Government Agencies	17.8%
Loan Participations and Assignments	8.1%
U.S. Treasury Obligations	4.7%
Asset-Backed Securities	3.1%
Sovereign Issues	2.6%
Non-Agency Mortgage-Backed Securities	2.5%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.7%
Affiliated Investments	9.2%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.38% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCCRX

PIMCO Credit Opportunities Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS6233TSRAR_033125

Institutional Class: PCARX

PIMCO Credit Opportunities Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$105	1.01%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. duration contributed to performance, as rates fell.

  Long exposure to the banking sector contributed to performance, as banks’ profitability generally remained strong.

  Long exposure to non-agency mortgage-backed securities contributed to performance, as spreads tightened.

  Long exposure to the Brazilian real detracted from performance, as the currency depreciated.

  Short exposure to the euro detracted from performance, as the currency appreciated.

  Long exposure to credit default swap indices detracted from performance, as risk sentiment was dampened by inflation concerns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,005,988	$994,409	$1,000,229
5/31/15	$1,012,974	$990,287	$1,000,460
6/30/15	$1,006,510	$978,046	$1,000,689
7/31/15	$1,008,519	$987,733	$1,000,924
8/31/15	$994,456	$985,063	$1,001,159
9/30/15	$972,013	$990,905	$1,001,394
10/31/15	$984,150	$994,119	$1,001,666
11/30/15	$974,036	$994,576	$1,001,940
12/31/15	$965,397	$991,885	$1,002,212
1/31/16	$951,975	$1,006,395	$1,002,719
2/29/16	$941,650	$1,016,068	$1,003,226
3/31/16	$962,300	$1,024,433	$1,003,732
4/30/16	$977,787	$1,026,173	$1,004,260
5/31/16	$982,950	$1,030,510	$1,004,788
6/30/16	$989,729	$1,050,127	$1,005,317
7/31/16	$1,010,500	$1,056,401	$1,005,845
8/31/16	$1,019,847	$1,055,863	$1,006,374
9/30/16	$1,027,082	$1,055,737	$1,006,904
10/31/16	$1,030,213	$1,045,500	$1,007,607
11/30/16	$1,030,213	$1,028,232	$1,008,310
12/31/16	$1,043,714	$1,031,050	$1,009,013
1/31/17	$1,051,177	$1,027,295	$1,009,853
2/28/17	$1,060,772	$1,036,089	$1,010,693
3/31/17	$1,070,367	$1,035,611	$1,011,533
4/30/17	$1,077,829	$1,042,634	$1,012,501
5/31/17	$1,084,226	$1,048,720	$1,013,468
6/30/17	$1,086,659	$1,045,784	$1,014,436
7/31/17	$1,093,127	$1,049,222	$1,015,532
8/31/17	$1,102,829	$1,058,784	$1,016,629
9/30/17	$1,110,436	$1,053,896	$1,017,727
10/31/17	$1,113,692	$1,058,341	$1,018,858
11/30/17	$1,115,863	$1,059,981	$1,019,989
12/31/17	$1,116,195	$1,062,350	$1,021,122
1/31/18	$1,122,800	$1,054,766	$1,022,563
2/28/18	$1,116,195	$1,052,388	$1,024,006
3/31/18	$1,117,264	$1,061,113	$1,025,451
4/30/18	$1,117,264	$1,057,165	$1,027,418
5/31/18	$1,113,939	$1,061,115	$1,029,389
6/30/18	$1,111,915	$1,063,093	$1,031,364
7/31/18	$1,123,124	$1,063,384	$1,033,370
8/31/18	$1,124,245	$1,066,652	$1,035,380
9/30/18	$1,126,744	$1,062,572	$1,037,394
10/31/18	$1,118,849	$1,060,496	$1,039,457
11/30/18	$1,113,209	$1,065,684	$1,041,524
12/31/18	$1,106,191	$1,081,078	$1,043,595
1/31/19	$1,126,867	$1,092,528	$1,046,033
2/28/19	$1,140,651	$1,093,841	$1,048,476
3/31/19	$1,148,172	$1,113,432	$1,050,925
4/30/19	$1,159,770	$1,114,096	$1,053,203
5/31/19	$1,159,770	$1,130,127	$1,055,486
6/30/19	$1,173,338	$1,145,973	$1,057,774
7/31/19	$1,173,338	$1,154,991	$1,059,827
8/31/19	$1,179,181	$1,181,184	$1,061,885
9/30/19	$1,180,700	$1,175,711	$1,063,947
10/31/19	$1,188,989	$1,173,681	$1,065,813
11/30/19	$1,191,358	$1,172,304	$1,067,682
12/31/19	$1,200,866	$1,169,901	$1,069,554
1/31/20	$1,210,435	$1,191,013	$1,071,288
2/29/20	$1,205,651	$1,205,590	$1,073,023
3/31/20	$1,094,374	$1,186,827	$1,074,762
4/30/20	$1,128,158	$1,206,040	$1,076,061
5/31/20	$1,151,083	$1,209,459	$1,077,361
6/30/20	$1,166,327	$1,215,495	$1,078,663
7/31/20	$1,194,300	$1,228,777	$1,078,940
8/31/20	$1,200,381	$1,219,873	$1,079,217
9/30/20	$1,200,958	$1,224,329	$1,079,494
10/31/20	$1,200,958	$1,224,418	$1,079,692
11/30/20	$1,229,144	$1,231,405	$1,079,890
12/31/20	$1,241,828	$1,235,188	$1,080,089
1/31/21	$1,248,037	$1,228,563	$1,080,317
2/28/21	$1,249,279	$1,209,452	$1,080,546
3/31/21	$1,248,249	$1,204,687	$1,080,774
4/30/21	$1,255,746	$1,207,836	$1,080,957
5/31/21	$1,259,495	$1,210,532	$1,081,139
6/30/21	$1,265,136	$1,216,436	$1,081,321
7/31/21	$1,265,136	$1,231,555	$1,081,454
8/31/21	$1,270,162	$1,229,087	$1,081,587
9/30/21	$1,267,407	$1,217,483	$1,081,719
10/31/21	$1,255,966	$1,214,299	$1,081,838
11/30/21	$1,252,153	$1,222,961	$1,081,957
12/31/21	$1,259,621	$1,218,001	$1,082,075
1/31/22	$1,249,349	$1,198,865	$1,082,277
2/28/22	$1,237,793	$1,182,918	$1,082,479
3/31/22	$1,232,038	$1,157,419	$1,082,681
4/30/22	$1,213,920	$1,126,312	$1,083,588
5/31/22	$1,208,743	$1,124,762	$1,084,497
6/30/22	$1,171,806	$1,107,692	$1,085,406
7/31/22	$1,205,658	$1,135,906	$1,086,882
8/31/22	$1,201,752	$1,106,252	$1,089,024
9/30/22	$1,181,370	$1,070,739	$1,091,245
10/31/22	$1,183,999	$1,067,074	$1,094,093
11/30/22	$1,214,223	$1,094,267	$1,097,463
12/31/22	$1,217,987	$1,081,352	$1,101,293
1/31/23	$1,247,304	$1,106,259	$1,105,379
2/28/23	$1,233,979	$1,088,614	$1,109,281
3/31/23	$1,250,678	$1,112,753	$1,113,695
4/30/23	$1,257,409	$1,118,482	$1,118,173
5/31/23	$1,253,371	$1,114,079	$1,123,014
6/30/23	$1,257,800	$1,113,414	$1,127,753
7/31/23	$1,270,038	$1,113,774	$1,132,705
8/31/23	$1,267,318	$1,112,375	$1,137,880
9/30/23	$1,257,001	$1,093,192	$1,142,922
10/31/23	$1,247,406	$1,085,430	$1,148,156
11/30/23	$1,289,900	$1,122,750	$1,153,254
12/31/23	$1,321,173	$1,158,631	$1,158,559
1/31/24	$1,328,119	$1,156,360	$1,163,888
2/29/24	$1,326,730	$1,148,426	$1,168,881
3/31/24	$1,339,888	$1,158,782	$1,174,247
4/30/24	$1,337,062	$1,140,124	$1,179,460
5/31/24	$1,354,022	$1,150,213	$1,184,862
6/30/24	$1,360,881	$1,160,193	$1,189,779
7/31/24	$1,379,484	$1,182,607	$1,195,621
8/31/24	$1,392,363	$1,195,560	$1,201,121
9/30/24	$1,407,477	$1,209,433	$1,206,310
10/31/24	$1,403,129	$1,193,067	$1,211,352
11/30/24	$1,417,624	$1,207,238	$1,216,089
12/31/24	$1,418,393	$1,197,974	$1,220,844
1/31/25	$1,428,693	$1,202,615	$1,225,398
2/28/25	$1,444,878	$1,217,096	$1,229,539
3/31/25	$1,447,846	$1,212,017	$1,234,125

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	8.06%	5.76%	3.77%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$428,005
# of Portfolio Holdings	913
Portfolio Turnover Rate	279%
Total Net Advisory Fees Paid During the Reporting Period	$1,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	63.2%
U.S. Government Agencies	17.8%
Loan Participations and Assignments	8.1%
U.S. Treasury Obligations	4.7%
Asset-Backed Securities	3.1%
Sovereign Issues	2.6%
Non-Agency Mortgage-Backed Securities	2.5%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.7%
Affiliated Investments	9.2%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.38% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCARX

PIMCO Credit Opportunities Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2028TSRAR_033125

I-2: PPCRX

PIMCO Credit Opportunities Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$115	1.11%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. duration contributed to performance, as rates fell.

  Long exposure to the banking sector contributed to performance, as banks’ profitability generally remained strong.

  Long exposure to non-agency mortgage-backed securities contributed to performance, as spreads tightened.

  Long exposure to the Brazilian real detracted from performance, as the currency depreciated.

  Short exposure to the euro detracted from performance, as the currency appreciated.

  Long exposure to credit default swap indices detracted from performance, as risk sentiment was dampened by inflation concerns.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,004,995	$994,409	$1,000,229
5/31/15	$1,011,988	$990,287	$1,000,460
6/30/15	$1,005,353	$978,046	$1,000,689
7/31/15	$1,007,364	$987,733	$1,000,924
8/31/15	$993,289	$985,063	$1,001,159
9/30/15	$970,660	$990,905	$1,001,394
10/31/15	$982,806	$994,119	$1,001,666
11/30/15	$972,684	$994,576	$1,001,940
12/31/15	$964,479	$991,885	$1,002,212
1/31/16	$951,055	$1,006,395	$1,002,719
2/29/16	$939,696	$1,016,068	$1,003,226
3/31/16	$960,349	$1,024,433	$1,003,732
4/30/16	$974,805	$1,026,173	$1,004,260
5/31/16	$981,001	$1,030,510	$1,004,788
6/30/16	$986,503	$1,050,127	$1,005,317
7/31/16	$1,008,310	$1,056,401	$1,005,845
8/31/16	$1,016,617	$1,055,863	$1,006,374
9/30/16	$1,024,521	$1,055,737	$1,006,904
10/31/16	$1,027,651	$1,045,500	$1,007,607
11/30/16	$1,027,651	$1,028,232	$1,008,310
12/31/16	$1,041,350	$1,031,050	$1,009,013
1/31/17	$1,048,811	$1,027,295	$1,009,853
2/28/17	$1,057,338	$1,036,089	$1,010,693
3/31/17	$1,066,931	$1,035,611	$1,011,533
4/30/17	$1,074,392	$1,042,634	$1,012,501
5/31/17	$1,079,721	$1,048,720	$1,013,468
6/30/17	$1,083,176	$1,045,784	$1,014,436
7/31/17	$1,089,643	$1,049,222	$1,015,532
8/31/17	$1,098,265	$1,058,784	$1,016,629
9/30/17	$1,105,744	$1,053,896	$1,017,727
10/31/17	$1,110,085	$1,058,341	$1,018,858
11/30/17	$1,111,170	$1,059,981	$1,019,989
12/31/17	$1,112,417	$1,062,350	$1,021,122
1/31/18	$1,117,918	$1,054,766	$1,022,563
2/28/18	$1,111,316	$1,052,388	$1,024,006
3/31/18	$1,113,152	$1,061,113	$1,025,451
4/30/18	$1,112,045	$1,057,165	$1,027,418
5/31/18	$1,108,722	$1,061,115	$1,029,389
6/30/18	$1,107,618	$1,063,093	$1,031,364
7/31/18	$1,117,697	$1,063,384	$1,033,370
8/31/18	$1,119,937	$1,066,652	$1,035,380
9/30/18	$1,122,171	$1,062,572	$1,037,394
10/31/18	$1,113,158	$1,060,496	$1,039,457
11/30/18	$1,107,524	$1,065,684	$1,041,524
12/31/18	$1,101,389	$1,081,078	$1,043,595
1/31/19	$1,122,040	$1,092,528	$1,046,033
2/28/19	$1,134,660	$1,093,841	$1,048,476
3/31/19	$1,141,877	$1,113,432	$1,050,925
4/30/19	$1,153,458	$1,114,096	$1,053,203
5/31/19	$1,153,458	$1,130,127	$1,055,486
6/30/19	$1,166,816	$1,145,973	$1,057,774
7/31/19	$1,166,816	$1,154,991	$1,059,827
8/31/19	$1,172,650	$1,181,184	$1,061,885
9/30/19	$1,173,899	$1,175,711	$1,063,947
10/31/19	$1,182,175	$1,173,681	$1,065,813
11/30/19	$1,184,539	$1,172,304	$1,067,682
12/31/19	$1,193,729	$1,169,901	$1,069,554
1/31/20	$1,203,279	$1,191,013	$1,071,288
2/29/20	$1,198,504	$1,205,590	$1,073,023
3/31/20	$1,087,319	$1,186,827	$1,074,762
4/30/20	$1,121,034	$1,206,040	$1,076,061
5/31/20	$1,143,912	$1,209,459	$1,077,361
6/30/20	$1,157,769	$1,215,495	$1,078,663
7/31/20	$1,185,682	$1,228,777	$1,078,940
8/31/20	$1,192,964	$1,219,873	$1,079,217
9/30/20	$1,193,259	$1,224,329	$1,079,494
10/31/20	$1,192,036	$1,224,418	$1,079,692
11/30/20	$1,220,156	$1,231,405	$1,079,890
12/31/20	$1,233,758	$1,235,188	$1,080,089
1/31/21	$1,238,713	$1,228,563	$1,080,317
2/28/21	$1,239,952	$1,209,452	$1,080,546
3/31/21	$1,238,710	$1,204,687	$1,080,774
4/30/21	$1,246,187	$1,207,836	$1,080,957
5/31/21	$1,251,172	$1,210,532	$1,081,139
6/30/21	$1,255,376	$1,216,436	$1,081,321
7/31/21	$1,255,376	$1,231,555	$1,081,454
8/31/21	$1,260,387	$1,229,087	$1,081,587
9/30/21	$1,257,362	$1,217,483	$1,081,719
10/31/21	$1,245,954	$1,214,299	$1,081,838
11/30/21	$1,242,152	$1,222,961	$1,081,957
12/31/21	$1,249,292	$1,218,001	$1,082,075
1/31/22	$1,240,331	$1,198,865	$1,082,277
2/28/22	$1,227,531	$1,182,918	$1,082,479
3/31/22	$1,221,520	$1,157,419	$1,082,681
4/30/22	$1,203,462	$1,126,312	$1,083,588
5/31/22	$1,199,592	$1,124,762	$1,084,497
6/30/22	$1,161,300	$1,107,692	$1,085,406
7/31/22	$1,195,036	$1,135,906	$1,086,882
8/31/22	$1,191,144	$1,106,252	$1,089,024
9/30/22	$1,170,559	$1,070,739	$1,091,245
10/31/22	$1,173,177	$1,067,074	$1,094,093
11/30/22	$1,203,292	$1,094,267	$1,097,463
12/31/22	$1,206,737	$1,081,352	$1,101,293
1/31/23	$1,235,943	$1,106,259	$1,105,379
2/28/23	$1,222,668	$1,088,614	$1,109,281
3/31/23	$1,237,753	$1,112,753	$1,113,695
4/30/23	$1,245,799	$1,118,482	$1,118,173
5/31/23	$1,241,776	$1,114,079	$1,123,014
6/30/23	$1,245,976	$1,113,414	$1,127,753
7/31/23	$1,256,810	$1,113,774	$1,132,705
8/31/23	$1,255,456	$1,112,375	$1,137,880
9/30/23	$1,244,943	$1,093,192	$1,142,922
10/31/23	$1,235,387	$1,085,430	$1,148,156
11/30/23	$1,276,339	$1,122,750	$1,153,254
12/31/23	$1,307,074	$1,158,631	$1,158,559
1/31/24	$1,313,990	$1,156,360	$1,163,888
2/29/24	$1,312,607	$1,148,426	$1,168,881
3/31/24	$1,325,480	$1,158,782	$1,174,247
4/30/24	$1,322,666	$1,140,124	$1,179,460
5/31/24	$1,339,551	$1,150,213	$1,184,862
6/30/24	$1,346,092	$1,160,193	$1,189,779
7/31/24	$1,364,610	$1,182,607	$1,195,621
8/31/24	$1,377,430	$1,195,560	$1,201,121
9/30/24	$1,392,207	$1,209,433	$1,206,310
10/31/24	$1,387,879	$1,193,067	$1,211,352
11/30/24	$1,402,306	$1,207,238	$1,216,089
12/31/24	$1,402,705	$1,197,974	$1,220,844
1/31/25	$1,412,954	$1,202,615	$1,225,398
2/28/25	$1,427,596	$1,217,096	$1,229,539
3/31/25	$1,431,681	$1,212,017	$1,234,125

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	8.01%	5.66%	3.65%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$428,005
# of Portfolio Holdings	913
Portfolio Turnover Rate	279%
Total Net Advisory Fees Paid During the Reporting Period	$1,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	63.2%
U.S. Government Agencies	17.8%
Loan Participations and Assignments	8.1%
U.S. Treasury Obligations	4.7%
Asset-Backed Securities	3.1%
Sovereign Issues	2.6%
Non-Agency Mortgage-Backed Securities	2.5%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.7%
Affiliated Investments	9.2%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.38% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPCRX

PIMCO Credit Opportunities Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2030TSRAR_033125

Class A: PDVAX

PIMCO Diversified Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.21%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to non-agency residential mortgage-backed securities ("RMBS") contributed to performance, as spreads tightened.

  U.S. duration positioning contributed to performance, as rates fell.

  Overweight exposure to high yield, particularly via credit default swap indices, contributed to performance, as risk sentiment was supported by moderating inflation in the second half of 2024.

  Tactical exposure to agency RMBS detracted from performance, as spreads widened.

  Euro duration positioning detracted from performance, as the curve steepened.

  U.K. duration positioning, particularly along the belly of the curve, detracted from performance, as rates rose.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg Global Aggregate (USD Hedged) Index replaced the Bloomberg Global Credit Hedged USD Index as the Fund's regulatory index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1	Bloomberg Global Credit Hedged USD Index
3/31/15	$9,625	$10,000	$10,000	$10,000
4/30/15	$9,731	$9,944	$10,074	$9,987
5/31/15	$9,748	$9,903	$10,051	$9,960
6/30/15	$9,587	$9,780	$9,889	$9,798
7/31/15	$9,652	$9,877	$9,933	$9,860
8/31/15	$9,508	$9,851	$9,835	$9,787
9/30/15	$9,329	$9,909	$9,725	$9,762
10/31/15	$9,585	$9,941	$9,935	$9,866
11/30/15	$9,539	$9,946	$9,899	$9,856
12/31/15	$9,400	$9,919	$9,761	$9,762
1/31/16	$9,359	$10,064	$9,737	$9,793
2/29/16	$9,349	$10,161	$9,837	$9,857
3/31/16	$9,612	$10,244	$10,129	$10,087
4/30/16	$9,820	$10,262	$10,321	$10,214
5/31/16	$9,881	$10,305	$10,330	$10,240
6/30/16	$10,086	$10,501	$10,539	$10,418
7/31/16	$10,282	$10,564	$10,733	$10,588
8/31/16	$10,423	$10,559	$10,881	$10,663
9/30/16	$10,460	$10,557	$10,898	$10,660
10/31/16	$10,425	$10,455	$10,824	$10,591
11/30/16	$10,220	$10,282	$10,584	$10,391
12/31/16	$10,352	$10,311	$10,719	$10,478
1/31/17	$10,445	$10,273	$10,811	$10,517
2/28/17	$10,609	$10,361	$10,970	$10,643
3/31/17	$10,678	$10,356	$10,977	$10,638
4/30/17	$10,811	$10,426	$11,113	$10,738
5/31/17	$10,938	$10,487	$11,210	$10,831
6/30/17	$10,917	$10,458	$11,207	$10,828
7/31/17	$11,012	$10,492	$11,294	$10,907
8/31/17	$11,140	$10,588	$11,398	$10,996
9/30/17	$11,146	$10,539	$11,414	$10,984
10/31/17	$11,192	$10,583	$11,469	$11,049
11/30/17	$11,168	$10,600	$11,448	$11,041
12/31/17	$11,223	$10,624	$11,500	$11,096
1/31/18	$11,176	$10,548	$11,482	$11,041
2/28/18	$11,066	$10,524	$11,343	$10,945
3/31/18	$11,140	$10,611	$11,354	$10,968
4/30/18	$11,111	$10,572	$11,306	$10,927
5/31/18	$11,084	$10,611	$11,267	$10,944
6/30/18	$11,047	$10,631	$11,226	$10,920
7/31/18	$11,167	$10,634	$11,367	$11,001
8/31/18	$11,135	$10,667	$11,338	$11,029
9/30/18	$11,220	$10,626	$11,411	$11,027
10/31/18	$11,101	$10,605	$11,250	$10,936
11/30/18	$11,070	$10,657	$11,200	$10,910
12/31/18	$11,068	$10,811	$11,244	$11,006
1/31/19	$11,449	$10,925	$11,623	$11,245
2/28/19	$11,531	$10,938	$11,729	$11,311
3/31/19	$11,700	$11,134	$11,915	$11,524
4/30/19	$11,772	$11,141	$11,995	$11,595
5/31/19	$11,803	$11,301	$12,024	$11,691
6/30/19	$12,108	$11,460	$12,330	$11,939
7/31/19	$12,180	$11,550	$12,442	$12,045
8/31/19	$12,264	$11,812	$12,594	$12,264
9/30/19	$12,241	$11,757	$12,568	$12,221
10/31/19	$12,299	$11,737	$12,607	$12,257
11/30/19	$12,336	$11,723	$12,634	$12,275
12/31/19	$12,433	$11,699	$12,782	$12,335
1/31/20	$12,614	$11,910	$12,951	$12,557
2/29/20	$12,592	$12,056	$12,894	$12,623
3/31/20	$11,485	$11,868	$11,623	$11,724
4/30/20	$11,781	$12,060	$12,050	$12,186
5/31/20	$12,121	$12,095	$12,479	$12,405
6/30/20	$12,298	$12,155	$12,705	$12,615
7/31/20	$12,664	$12,288	$13,136	$12,941
8/31/20	$12,719	$12,199	$13,156	$12,891
9/30/20	$12,619	$12,243	$13,039	$12,863
10/31/20	$12,609	$12,244	$13,057	$12,878
11/30/20	$13,031	$12,314	$13,462	$13,168
12/31/20	$13,174	$12,352	$13,626	$13,264
1/31/21	$13,077	$12,286	$13,547	$13,184
2/28/21	$12,912	$12,095	$13,376	$13,020
3/31/21	$12,829	$12,047	$13,298	$12,914
4/30/21	$12,981	$12,078	$13,453	$13,013
5/31/21	$13,046	$12,105	$13,531	$13,073
6/30/21	$13,172	$12,164	$13,666	$13,203
7/31/21	$13,253	$12,316	$13,770	$13,338
8/31/21	$13,307	$12,291	$13,822	$13,337
9/30/21	$13,174	$12,175	$13,685	$13,213
10/31/21	$13,127	$12,143	$13,671	$13,190
11/30/21	$13,030	$12,230	$13,580	$13,187
12/31/21	$13,167	$12,180	$13,710	$13,209
1/31/22	$12,818	$11,989	$13,355	$12,888
2/28/22	$12,400	$11,829	$12,960	$12,589
3/31/22	$12,219	$11,574	$12,791	$12,328
4/30/22	$11,668	$11,263	$12,249	$11,847
5/31/22	$11,689	$11,248	$12,267	$11,853
6/30/22	$11,096	$11,077	$11,666	$11,468
7/31/22	$11,583	$11,359	$12,144	$11,854
8/31/22	$11,305	$11,063	$11,875	$11,534
9/30/22	$10,806	$10,707	$11,313	$11,028
10/31/22	$10,889	$10,671	$11,401	$11,007
11/30/22	$11,381	$10,943	$11,914	$11,465
12/31/22	$11,309	$10,814	$11,870	$11,394
1/31/23	$11,731	$11,063	$12,262	$11,767
2/28/23	$11,460	$10,886	$12,034	$11,514
3/31/23	$11,592	$11,128	$12,219	$11,732
4/30/23	$11,632	$11,185	$12,302	$11,815
5/31/23	$11,549	$11,141	$12,213	$11,725
6/30/23	$11,685	$11,134	$12,340	$11,766
7/31/23	$11,815	$11,138	$12,487	$11,851
8/31/23	$11,770	$11,124	$12,428	$11,815
9/30/23	$11,546	$10,932	$12,203	$11,610
10/31/23	$11,410	$10,854	$12,080	$11,504
11/30/23	$11,960	$11,228	$12,658	$12,010
12/31/23	$12,434	$11,586	$13,157	$12,460
1/31/24	$12,414	$11,564	$13,114	$12,450
2/29/24	$12,396	$11,484	$13,104	$12,354
3/31/24	$12,586	$11,588	$13,286	$12,509
4/30/24	$12,374	$11,401	$13,088	$12,302
5/31/24	$12,559	$11,502	$13,271	$12,463
6/30/24	$12,644	$11,602	$13,371	$12,549
7/31/24	$12,880	$11,826	$13,619	$12,809
8/31/24	$13,069	$11,956	$13,842	$12,972
9/30/24	$13,269	$12,094	$14,044	$13,168
10/31/24	$13,082	$11,931	$13,872	$12,988
11/30/24	$13,286	$12,072	$14,036	$13,158
12/31/24	$13,171	$11,980	$13,902	$13,017
1/31/25	$13,302	$12,026	$14,039	$13,104
2/28/25	$13,493	$12,171	$14,221	$13,290
3/31/25	$13,423	$12,120	$14,133	$13,218

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.65%	3.17%	3.38%
Class A (including sales charge)	2.65%	2.38%	2.99%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.37%	3.99%	3.52%
Bloomberg Global Credit Hedged USD Index	5.66%	2.43%	2.83%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,971,141
# of Portfolio Holdings	1,928
Portfolio Turnover Rate	303%
Total Net Advisory Fees Paid During the Reporting Period	$13,742
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	46.5%
Sovereign Issues	17.5%
U.S. Government Agencies	14.7%
Asset-Backed Securities	10.9%
Loan Participations and Assignments	5.5%
U.S. Treasury Obligations	5.1%
Non-Agency Mortgage-Backed Securities	4.9%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PDVAX

PIMCO Diversified Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS4033TSRAR_033125

Administrative Class: PDAAX

PIMCO Diversified Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$110	1.06%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to non-agency residential mortgage-backed securities ("RMBS") contributed to performance, as spreads tightened.

  U.S. duration positioning contributed to performance, as rates fell.

  Overweight exposure to high yield, particularly via credit default swap indices, contributed to performance, as risk sentiment was supported by moderating inflation in the second half of 2024.

  Tactical exposure to agency RMBS detracted from performance, as spreads widened.

  Euro duration positioning detracted from performance, as the curve steepened.

  U.K. duration positioning, particularly along the belly of the curve, detracted from performance, as rates rose.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg Global Aggregate (USD Hedged) Index replaced the Bloomberg Global Credit Hedged USD Index as the Fund's regulatory index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1	Bloomberg Global Credit Hedged USD Index
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,011,137	$994,409	$1,007,365	$998,684
5/31/15	$1,013,070	$990,287	$1,005,144	$996,023
6/30/15	$996,404	$978,046	$988,881	$979,816
7/31/15	$1,003,344	$987,733	$993,275	$985,998
8/31/15	$988,468	$985,063	$983,476	$978,718
9/30/15	$969,970	$990,905	$972,476	$976,247
10/31/15	$996,692	$994,119	$993,547	$986,619
11/30/15	$992,065	$994,576	$989,894	$985,579
12/31/15	$977,777	$991,885	$976,093	$976,242
1/31/16	$973,555	$1,006,395	$973,716	$979,288
2/29/16	$972,702	$1,016,068	$983,716	$985,712
3/31/16	$1,000,158	$1,024,433	$1,012,929	$1,008,728
4/30/16	$1,021,867	$1,026,173	$1,032,115	$1,021,419
5/31/16	$1,028,422	$1,030,510	$1,033,013	$1,024,026
6/30/16	$1,049,845	$1,050,127	$1,053,923	$1,041,780
7/31/16	$1,070,417	$1,056,401	$1,073,270	$1,058,838
8/31/16	$1,085,164	$1,055,863	$1,088,129	$1,066,322
9/30/16	$1,089,157	$1,055,737	$1,089,757	$1,065,955
10/31/16	$1,085,737	$1,045,500	$1,082,445	$1,059,111
11/30/16	$1,064,455	$1,028,232	$1,058,444	$1,039,076
12/31/16	$1,078,326	$1,031,050	$1,071,858	$1,047,829
1/31/17	$1,088,169	$1,027,295	$1,081,079	$1,051,689
2/28/17	$1,105,383	$1,036,089	$1,097,012	$1,064,309
3/31/17	$1,112,705	$1,035,611	$1,097,666	$1,063,753
4/30/17	$1,126,716	$1,042,634	$1,111,274	$1,073,833
5/31/17	$1,140,059	$1,048,720	$1,120,955	$1,083,075
6/30/17	$1,138,103	$1,045,784	$1,120,656	$1,082,759
7/31/17	$1,148,142	$1,049,222	$1,129,430	$1,090,658
8/31/17	$1,161,552	$1,058,784	$1,139,781	$1,099,595
9/30/17	$1,162,317	$1,053,896	$1,141,408	$1,098,403
10/31/17	$1,167,290	$1,058,341	$1,146,905	$1,104,944
11/30/17	$1,164,939	$1,059,981	$1,144,762	$1,104,126
12/31/17	$1,170,835	$1,062,350	$1,149,993	$1,109,565
1/31/18	$1,166,120	$1,054,766	$1,148,249	$1,104,107
2/28/18	$1,154,737	$1,052,388	$1,134,318	$1,094,485
3/31/18	$1,162,618	$1,061,113	$1,135,444	$1,096,821
4/30/18	$1,159,692	$1,057,165	$1,130,589	$1,092,708
5/31/18	$1,157,065	$1,061,115	$1,126,686	$1,094,382
6/30/18	$1,153,360	$1,063,093	$1,122,585	$1,092,034
7/31/18	$1,165,967	$1,063,384	$1,136,739	$1,100,138
8/31/18	$1,162,818	$1,066,652	$1,133,764	$1,102,914
9/30/18	$1,171,831	$1,062,572	$1,141,082	$1,102,691
10/31/18	$1,159,579	$1,060,496	$1,125,022	$1,093,559
11/30/18	$1,156,467	$1,065,684	$1,119,973	$1,090,963
12/31/18	$1,156,427	$1,081,078	$1,124,363	$1,100,570
1/31/19	$1,196,371	$1,092,528	$1,162,339	$1,124,522
2/28/19	$1,205,152	$1,093,841	$1,172,891	$1,131,072
3/31/19	$1,222,964	$1,113,432	$1,191,481	$1,152,420
4/30/19	$1,230,558	$1,114,096	$1,199,463	$1,159,481
5/31/19	$1,233,976	$1,130,127	$1,202,406	$1,169,140
6/30/19	$1,266,025	$1,145,973	$1,232,971	$1,193,856
7/31/19	$1,273,667	$1,154,991	$1,244,234	$1,204,522
8/31/19	$1,282,659	$1,181,184	$1,259,385	$1,226,389
9/30/19	$1,280,466	$1,175,711	$1,256,814	$1,222,083
10/31/19	$1,286,670	$1,173,681	$1,260,704	$1,225,695
11/30/19	$1,290,712	$1,172,304	$1,263,357	$1,227,460
12/31/19	$1,300,966	$1,169,901	$1,278,225	$1,233,494
1/31/20	$1,320,148	$1,191,013	$1,295,139	$1,255,729
2/29/20	$1,317,968	$1,205,590	$1,289,352	$1,262,307
3/31/20	$1,202,210	$1,186,827	$1,162,326	$1,172,441
4/30/20	$1,233,400	$1,206,040	$1,205,039	$1,218,610
5/31/20	$1,269,111	$1,209,459	$1,247,897	$1,240,527
6/30/20	$1,287,862	$1,215,495	$1,270,536	$1,261,522
7/31/20	$1,326,375	$1,228,777	$1,313,618	$1,294,134
8/31/20	$1,332,203	$1,219,873	$1,315,596	$1,289,086
9/30/20	$1,321,963	$1,224,329	$1,303,867	$1,286,336
10/31/20	$1,321,061	$1,224,418	$1,305,657	$1,287,808
11/30/20	$1,365,464	$1,231,405	$1,346,195	$1,316,815
12/31/20	$1,380,608	$1,235,188	$1,362,561	$1,326,366
1/31/21	$1,370,594	$1,228,563	$1,354,681	$1,318,377
2/28/21	$1,353,490	$1,209,452	$1,337,633	$1,301,961
3/31/21	$1,344,935	$1,204,687	$1,329,751	$1,291,385
4/30/21	$1,361,001	$1,207,836	$1,345,338	$1,301,251
5/31/21	$1,367,978	$1,210,532	$1,353,107	$1,307,294
6/30/21	$1,381,376	$1,216,436	$1,366,638	$1,320,252
7/31/21	$1,390,063	$1,231,555	$1,377,011	$1,333,832
8/31/21	$1,395,936	$1,229,087	$1,382,185	$1,333,737
9/30/21	$1,382,191	$1,217,483	$1,368,516	$1,321,287
10/31/21	$1,377,365	$1,214,299	$1,367,093	$1,319,004
11/30/21	$1,367,376	$1,222,961	$1,358,005	$1,318,748
12/31/21	$1,381,905	$1,218,001	$1,370,967	$1,320,945
1/31/22	$1,345,506	$1,198,865	$1,335,483	$1,288,766
2/28/22	$1,301,728	$1,182,918	$1,295,960	$1,258,950
3/31/22	$1,282,992	$1,157,419	$1,279,071	$1,232,823
4/30/22	$1,225,235	$1,126,312	$1,224,852	$1,184,743
5/31/22	$1,227,626	$1,124,762	$1,226,715	$1,185,345
6/30/22	$1,165,525	$1,107,692	$1,166,596	$1,146,849
7/31/22	$1,216,787	$1,135,906	$1,214,350	$1,185,407
8/31/22	$1,187,742	$1,106,252	$1,187,519	$1,153,402
9/30/22	$1,135,474	$1,070,739	$1,131,299	$1,102,820
10/31/22	$1,144,307	$1,067,074	$1,140,125	$1,100,663
11/30/22	$1,196,180	$1,094,267	$1,191,372	$1,146,507
12/31/22	$1,188,675	$1,081,352	$1,186,991	$1,139,351
1/31/23	$1,233,179	$1,106,259	$1,226,196	$1,176,699
2/28/23	$1,204,888	$1,088,614	$1,203,423	$1,151,376
3/31/23	$1,218,901	$1,112,753	$1,221,877	$1,173,229
4/30/23	$1,223,314	$1,118,482	$1,230,229	$1,181,531
5/31/23	$1,214,673	$1,114,079	$1,221,275	$1,172,523
6/30/23	$1,229,153	$1,113,414	$1,234,033	$1,176,561
7/31/23	$1,242,928	$1,113,774	$1,248,657	$1,185,123
8/31/23	$1,238,411	$1,112,375	$1,242,784	$1,181,512
9/30/23	$1,214,988	$1,093,192	$1,220,292	$1,160,980
10/31/23	$1,200,868	$1,085,430	$1,207,972	$1,150,351
11/30/23	$1,258,853	$1,122,750	$1,265,778	$1,201,036
12/31/23	$1,308,952	$1,158,631	$1,315,674	$1,246,004
1/31/24	$1,306,967	$1,156,360	$1,311,430	$1,244,952
2/29/24	$1,305,279	$1,148,426	$1,310,419	$1,235,430
3/31/24	$1,325,463	$1,158,782	$1,328,606	$1,250,944
4/30/24	$1,303,257	$1,140,124	$1,308,781	$1,230,162
5/31/24	$1,322,918	$1,150,213	$1,327,128	$1,246,315
6/30/24	$1,331,984	$1,160,193	$1,337,088	$1,254,931
7/31/24	$1,357,051	$1,182,607	$1,361,893	$1,280,863
8/31/24	$1,377,170	$1,195,560	$1,384,160	$1,297,219
9/30/24	$1,398,415	$1,209,433	$1,404,420	$1,316,803
10/31/24	$1,378,835	$1,193,067	$1,387,196	$1,298,824
11/30/24	$1,400,535	$1,207,238	$1,403,574	$1,315,751
12/31/24	$1,388,629	$1,197,974	$1,390,168	$1,301,705
1/31/25	$1,402,613	$1,202,615	$1,403,882	$1,310,393
2/28/25	$1,422,922	$1,217,096	$1,422,071	$1,328,996
3/31/25	$1,415,685	$1,212,017	$1,413,263	$1,321,789

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.81%	3.32%	3.54%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.37%	3.99%	3.52%
Bloomberg Global Credit Hedged USD Index	5.66%	2.43%	2.83%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,971,141
# of Portfolio Holdings	1,928
Portfolio Turnover Rate	303%
Total Net Advisory Fees Paid During the Reporting Period	$13,742
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	46.5%
Sovereign Issues	17.5%
U.S. Government Agencies	14.7%
Asset-Backed Securities	10.9%
Loan Participations and Assignments	5.5%
U.S. Treasury Obligations	5.1%
Non-Agency Mortgage-Backed Securities	4.9%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PDAAX

PIMCO Diversified Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS0406TSRAR_033125

Class C: PDICX

PIMCO Diversified Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.96%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to non-agency residential mortgage-backed securities ("RMBS") contributed to performance, as spreads tightened.

  U.S. duration positioning contributed to performance, as rates fell.

  Overweight exposure to high yield, particularly via credit default swap indices, contributed to performance, as risk sentiment was supported by moderating inflation in the second half of 2024.

  Tactical exposure to agency RMBS detracted from performance, as spreads widened.

  Euro duration positioning detracted from performance, as the curve steepened.

  U.K. duration positioning, particularly along the belly of the curve, detracted from performance, as rates rose.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg Global Aggregate (USD Hedged) Index replaced the Bloomberg Global Credit Hedged USD Index as the Fund's regulatory index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1	Bloomberg Global Credit Hedged USD Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,104	$9,944	$10,074	$9,987
5/31/15	$10,116	$9,903	$10,051	$9,960
6/30/15	$9,942	$9,780	$9,889	$9,798
7/31/15	$10,003	$9,877	$9,933	$9,860
8/31/15	$9,848	$9,851	$9,835	$9,787
9/30/15	$9,656	$9,909	$9,725	$9,762
10/31/15	$9,914	$9,941	$9,935	$9,866
11/30/15	$9,861	$9,946	$9,899	$9,856
12/31/15	$9,711	$9,919	$9,761	$9,762
1/31/16	$9,663	$10,064	$9,737	$9,793
2/29/16	$9,647	$10,161	$9,837	$9,857
3/31/16	$9,912	$10,244	$10,129	$10,087
4/30/16	$10,120	$10,262	$10,321	$10,214
5/31/16	$10,177	$10,305	$10,330	$10,240
6/30/16	$10,382	$10,501	$10,539	$10,418
7/31/16	$10,577	$10,564	$10,733	$10,588
8/31/16	$10,715	$10,559	$10,881	$10,663
9/30/16	$10,746	$10,557	$10,898	$10,660
10/31/16	$10,704	$10,455	$10,824	$10,591
11/30/16	$10,487	$10,282	$10,584	$10,391
12/31/16	$10,615	$10,311	$10,719	$10,478
1/31/17	$10,704	$10,273	$10,811	$10,517
2/28/17	$10,866	$10,361	$10,970	$10,643
3/31/17	$10,929	$10,356	$10,977	$10,638
4/30/17	$11,059	$10,426	$11,113	$10,738
5/31/17	$11,181	$10,487	$11,210	$10,831
6/30/17	$11,154	$10,458	$11,207	$10,828
7/31/17	$11,244	$10,492	$11,294	$10,907
8/31/17	$11,367	$10,588	$11,398	$10,996
9/30/17	$11,365	$10,539	$11,414	$10,984
10/31/17	$11,406	$10,583	$11,469	$11,049
11/30/17	$11,374	$10,600	$11,448	$11,041
12/31/17	$11,423	$10,624	$11,500	$11,096
1/31/18	$11,368	$10,548	$11,482	$11,041
2/28/18	$11,250	$10,524	$11,343	$10,945
3/31/18	$11,318	$10,611	$11,354	$10,968
4/30/18	$11,281	$10,572	$11,306	$10,927
5/31/18	$11,247	$10,611	$11,267	$10,944
6/30/18	$11,202	$10,631	$11,226	$10,920
7/31/18	$11,316	$10,634	$11,367	$11,001
8/31/18	$11,276	$10,667	$11,338	$11,029
9/30/18	$11,356	$10,626	$11,411	$11,027
10/31/18	$11,229	$10,605	$11,250	$10,936
11/30/18	$11,190	$10,657	$11,200	$10,910
12/31/18	$11,181	$10,811	$11,244	$11,006
1/31/19	$11,559	$10,925	$11,623	$11,245
2/28/19	$11,635	$10,938	$11,729	$11,311
3/31/19	$11,798	$11,134	$11,915	$11,524
4/30/19	$11,863	$11,141	$11,995	$11,595
5/31/19	$11,886	$11,301	$12,024	$11,691
6/30/19	$12,187	$11,460	$12,330	$11,939
7/31/19	$12,251	$11,550	$12,442	$12,045
8/31/19	$12,328	$11,812	$12,594	$12,264
9/30/19	$12,298	$11,757	$12,568	$12,221
10/31/19	$12,348	$11,737	$12,607	$12,257
11/30/19	$12,378	$11,723	$12,634	$12,275
12/31/19	$12,467	$11,699	$12,782	$12,335
1/31/20	$12,640	$11,910	$12,951	$12,557
2/29/20	$12,611	$12,056	$12,894	$12,623
3/31/20	$11,495	$11,868	$11,623	$11,724
4/30/20	$11,784	$12,060	$12,050	$12,186
5/31/20	$12,116	$12,095	$12,479	$12,405
6/30/20	$12,286	$12,155	$12,705	$12,615
7/31/20	$12,644	$12,288	$13,136	$12,941
8/31/20	$12,690	$12,199	$13,156	$12,891
9/30/20	$12,583	$12,243	$13,039	$12,863
10/31/20	$12,565	$12,244	$13,057	$12,878
11/30/20	$12,978	$12,314	$13,462	$13,168
12/31/20	$13,111	$12,352	$13,626	$13,264
1/31/21	$13,007	$12,286	$13,547	$13,184
2/28/21	$12,835	$12,095	$13,376	$13,020
3/31/21	$12,744	$12,047	$13,298	$12,914
4/30/21	$12,887	$12,078	$13,453	$13,013
5/31/21	$12,943	$12,105	$13,531	$13,073
6/30/21	$13,060	$12,164	$13,666	$13,203
7/31/21	$13,132	$12,316	$13,770	$13,338
8/31/21	$13,178	$12,291	$13,822	$13,337
9/30/21	$13,039	$12,175	$13,685	$13,213
10/31/21	$12,983	$12,143	$13,671	$13,190
11/30/21	$12,879	$12,230	$13,580	$13,187
12/31/21	$13,006	$12,180	$13,710	$13,209
1/31/22	$12,654	$11,989	$13,355	$12,888
2/28/22	$12,233	$11,829	$12,960	$12,589
3/31/22	$12,048	$11,574	$12,791	$12,328
4/30/22	$11,497	$11,263	$12,249	$11,847
5/31/22	$11,510	$11,248	$12,267	$11,853
6/30/22	$10,920	$11,077	$11,666	$11,468
7/31/22	$11,392	$11,359	$12,144	$11,854
8/31/22	$11,111	$11,063	$11,875	$11,534
9/30/22	$10,614	$10,707	$11,313	$11,028
10/31/22	$10,689	$10,671	$11,401	$11,007
11/30/22	$11,165	$10,943	$11,914	$11,465
12/31/22	$11,086	$10,814	$11,870	$11,394
1/31/23	$11,493	$11,063	$12,262	$11,767
2/28/23	$11,222	$10,886	$12,034	$11,514
3/31/23	$11,343	$11,128	$12,219	$11,732
4/30/23	$11,376	$11,185	$12,302	$11,815
5/31/23	$11,287	$11,141	$12,213	$11,725
6/30/23	$11,413	$11,134	$12,340	$11,766
7/31/23	$11,533	$11,138	$12,487	$11,851
8/31/23	$11,482	$11,124	$12,428	$11,815
9/30/23	$11,256	$10,932	$12,203	$11,610
10/31/23	$11,117	$10,854	$12,080	$11,504
11/30/23	$11,646	$11,228	$12,658	$12,010
12/31/23	$12,100	$11,586	$13,157	$12,460
1/31/24	$12,073	$11,564	$13,114	$12,450
2/29/24	$12,048	$11,484	$13,104	$12,354
3/31/24	$12,225	$11,588	$13,286	$12,509
4/30/24	$12,012	$11,401	$13,088	$12,302
5/31/24	$12,183	$11,502	$13,271	$12,463
6/30/24	$12,258	$11,602	$13,371	$12,549
7/31/24	$12,479	$11,826	$13,619	$12,809
8/31/24	$12,654	$11,956	$13,842	$12,972
9/30/24	$12,840	$12,094	$14,044	$13,168
10/31/24	$12,651	$11,931	$13,872	$12,988
11/30/24	$12,840	$12,072	$14,036	$13,158
12/31/24	$12,721	$11,980	$13,902	$13,017
1/31/25	$12,839	$12,026	$14,039	$13,104
2/28/25	$13,016	$12,171	$14,221	$13,290
3/31/25	$12,941	$12,120	$14,133	$13,218

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.85%	2.40%	2.61%
Class C (including sales charge)	4.85%	2.40%	2.61%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.37%	3.99%	3.52%
Bloomberg Global Credit Hedged USD Index	5.66%	2.43%	2.83%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,971,141
# of Portfolio Holdings	1,928
Portfolio Turnover Rate	303%
Total Net Advisory Fees Paid During the Reporting Period	$13,742
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	46.5%
Sovereign Issues	17.5%
U.S. Government Agencies	14.7%
Asset-Backed Securities	10.9%
Loan Participations and Assignments	5.5%
U.S. Treasury Obligations	5.1%
Non-Agency Mortgage-Backed Securities	4.9%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PDICX

PIMCO Diversified Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS4233TSRAR_033125

I-3: PDNIX

PIMCO Diversified Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$99	0.96%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to non-agency residential mortgage-backed securities ("RMBS") contributed to performance, as spreads tightened.

  U.S. duration positioning contributed to performance, as rates fell.

  Overweight exposure to high yield, particularly via credit default swap indices, contributed to performance, as risk sentiment was supported by moderating inflation in the second half of 2024.

  Tactical exposure to agency RMBS detracted from performance, as spreads widened.

  Euro duration positioning detracted from performance, as the curve steepened.

  U.K. duration positioning, particularly along the belly of the curve, detracted from performance, as rates rose.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg Global Aggregate (USD Hedged) Index replaced the Bloomberg Global Credit Hedged USD Index as the Fund's regulatory index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1	Bloomberg Global Credit Hedged USD Index
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,011,224	$994,409	$1,007,365	$998,684
5/31/15	$1,013,238	$990,287	$1,005,144	$996,023
6/30/15	$996,651	$978,046	$988,881	$979,816
7/31/15	$1,003,689	$987,733	$993,275	$985,998
8/31/15	$988,878	$985,063	$983,476	$978,718
9/30/15	$970,452	$990,905	$972,476	$976,247
10/31/15	$997,277	$994,119	$993,547	$986,619
11/30/15	$992,722	$994,576	$989,894	$985,579
12/31/15	$978,526	$991,885	$976,093	$976,242
1/31/16	$974,363	$1,006,395	$973,716	$979,288
2/29/16	$973,587	$1,016,068	$983,716	$985,712
3/31/16	$1,001,151	$1,024,433	$1,012,929	$1,008,728
4/30/16	$1,022,972	$1,026,173	$1,032,115	$1,021,419
5/31/16	$1,029,615	$1,030,510	$1,033,013	$1,024,026
6/30/16	$1,051,150	$1,050,127	$1,053,923	$1,041,780
7/31/16	$1,071,840	$1,056,401	$1,073,270	$1,058,838
8/31/16	$1,086,697	$1,055,863	$1,088,129	$1,066,322
9/30/16	$1,090,798	$1,055,737	$1,089,757	$1,065,955
10/31/16	$1,087,450	$1,045,500	$1,082,445	$1,059,111
11/30/16	$1,066,205	$1,028,232	$1,058,444	$1,039,076
12/31/16	$1,080,204	$1,031,050	$1,071,858	$1,047,829
1/31/17	$1,090,141	$1,027,295	$1,081,079	$1,051,689
2/28/17	$1,107,471	$1,036,089	$1,097,012	$1,064,309
3/31/17	$1,114,916	$1,035,611	$1,097,666	$1,063,753
4/30/17	$1,129,032	$1,042,634	$1,111,274	$1,073,833
5/31/17	$1,142,498	$1,048,720	$1,120,955	$1,083,075
6/30/17	$1,140,649	$1,045,784	$1,120,656	$1,082,759
7/31/17	$1,150,789	$1,049,222	$1,129,430	$1,090,658
8/31/17	$1,164,328	$1,058,784	$1,139,781	$1,099,595
9/30/17	$1,165,199	$1,053,896	$1,141,408	$1,098,403
10/31/17	$1,170,277	$1,058,341	$1,146,905	$1,104,944
11/30/17	$1,168,015	$1,059,981	$1,144,762	$1,104,126
12/31/17	$1,174,034	$1,062,350	$1,149,993	$1,109,565
1/31/18	$1,169,397	$1,054,766	$1,148,249	$1,104,107
2/28/18	$1,158,071	$1,052,388	$1,134,318	$1,094,485
3/31/18	$1,166,082	$1,061,113	$1,135,444	$1,096,821
4/30/18	$1,163,247	$1,057,165	$1,130,589	$1,092,708
5/31/18	$1,160,670	$1,061,115	$1,126,686	$1,094,382
6/30/18	$1,157,015	$1,063,093	$1,122,585	$1,092,034
7/31/18	$1,169,771	$1,063,384	$1,136,739	$1,100,138
8/31/18	$1,166,730	$1,066,652	$1,133,764	$1,102,914
9/30/18	$1,175,871	$1,062,572	$1,141,082	$1,102,691
10/31/18	$1,163,675	$1,060,496	$1,125,022	$1,093,559
11/30/18	$1,160,671	$1,065,684	$1,119,973	$1,090,963
12/31/18	$1,160,654	$1,081,078	$1,124,363	$1,100,570
1/31/19	$1,200,840	$1,092,528	$1,162,339	$1,124,522
2/28/19	$1,209,760	$1,093,841	$1,172,891	$1,131,072
3/31/19	$1,227,744	$1,113,432	$1,191,481	$1,152,420
4/30/19	$1,235,483	$1,114,096	$1,199,463	$1,159,481
5/31/19	$1,239,025	$1,130,127	$1,202,406	$1,169,140
6/30/19	$1,271,303	$1,145,973	$1,232,971	$1,193,856
7/31/19	$1,279,087	$1,154,991	$1,244,234	$1,204,522
8/31/19	$1,288,233	$1,181,184	$1,259,385	$1,226,389
9/30/19	$1,286,129	$1,175,711	$1,256,814	$1,222,083
10/31/19	$1,292,469	$1,173,681	$1,260,704	$1,225,695
11/30/19	$1,296,639	$1,172,304	$1,263,357	$1,227,460
12/31/19	$1,307,058	$1,169,901	$1,278,225	$1,233,494
1/31/20	$1,326,446	$1,191,013	$1,295,139	$1,255,729
2/29/20	$1,324,358	$1,205,590	$1,289,352	$1,262,307
3/31/20	$1,208,141	$1,186,827	$1,162,326	$1,172,441
4/30/20	$1,239,585	$1,206,040	$1,205,039	$1,218,610
5/31/20	$1,275,586	$1,209,459	$1,247,897	$1,240,527
6/30/20	$1,294,541	$1,215,495	$1,270,536	$1,261,522
7/31/20	$1,333,375	$1,228,777	$1,313,618	$1,294,134
8/31/20	$1,339,341	$1,219,873	$1,315,596	$1,289,086
9/30/20	$1,329,156	$1,224,329	$1,303,867	$1,286,336
10/31/20	$1,328,367	$1,224,418	$1,305,657	$1,287,808
11/30/20	$1,373,126	$1,231,405	$1,346,195	$1,316,815
12/31/20	$1,388,485	$1,235,188	$1,362,561	$1,326,366
1/31/21	$1,378,519	$1,228,563	$1,354,681	$1,318,377
2/28/21	$1,361,419	$1,209,452	$1,337,633	$1,301,961
3/31/21	$1,352,929	$1,204,687	$1,329,751	$1,291,385
4/30/21	$1,369,211	$1,207,836	$1,345,338	$1,301,251
5/31/21	$1,376,339	$1,210,532	$1,353,107	$1,307,294
6/30/21	$1,389,933	$1,216,436	$1,366,638	$1,320,252
7/31/21	$1,398,798	$1,231,555	$1,377,011	$1,333,832
8/31/21	$1,404,822	$1,229,087	$1,382,185	$1,333,737
9/30/21	$1,391,105	$1,217,483	$1,368,516	$1,321,287
10/31/21	$1,386,365	$1,214,299	$1,367,093	$1,319,004
11/30/21	$1,376,425	$1,222,961	$1,358,005	$1,318,748
12/31/21	$1,391,175	$1,218,001	$1,370,967	$1,320,945
1/31/22	$1,354,644	$1,198,865	$1,335,483	$1,288,766
2/28/22	$1,310,655	$1,182,918	$1,295,960	$1,258,950
3/31/22	$1,291,881	$1,157,419	$1,279,071	$1,232,823
4/30/22	$1,233,820	$1,126,312	$1,224,852	$1,184,743
5/31/22	$1,236,322	$1,124,762	$1,226,715	$1,185,345
6/30/22	$1,173,881	$1,107,692	$1,166,596	$1,146,849
7/31/22	$1,225,611	$1,135,906	$1,214,350	$1,185,407
8/31/22	$1,196,463	$1,106,252	$1,187,519	$1,153,402
9/30/22	$1,143,931	$1,070,739	$1,131,299	$1,102,820
10/31/22	$1,152,932	$1,067,074	$1,140,125	$1,100,663
11/30/22	$1,205,298	$1,094,267	$1,191,372	$1,146,507
12/31/22	$1,197,850	$1,081,352	$1,186,991	$1,139,351
1/31/23	$1,242,799	$1,106,259	$1,226,196	$1,176,699
2/28/23	$1,214,382	$1,088,614	$1,203,423	$1,151,376
3/31/23	$1,228,615	$1,112,753	$1,221,877	$1,173,229
4/30/23	$1,233,147	$1,118,482	$1,230,229	$1,181,531
5/31/23	$1,224,540	$1,114,079	$1,221,275	$1,172,523
6/30/23	$1,239,243	$1,113,414	$1,234,033	$1,176,561
7/31/23	$1,253,232	$1,113,774	$1,248,657	$1,185,123
8/31/23	$1,248,783	$1,112,375	$1,242,784	$1,181,512
9/30/23	$1,225,259	$1,093,192	$1,220,292	$1,160,980
10/31/23	$1,211,119	$1,085,430	$1,207,972	$1,150,351
11/30/23	$1,269,700	$1,122,750	$1,265,778	$1,201,036
12/31/23	$1,320,344	$1,158,631	$1,315,674	$1,246,004
1/31/24	$1,318,451	$1,156,360	$1,311,430	$1,244,952
2/29/24	$1,316,852	$1,148,426	$1,310,419	$1,235,430
3/31/24	$1,337,328	$1,158,782	$1,328,606	$1,250,944
4/30/24	$1,315,033	$1,140,124	$1,308,781	$1,230,162
5/31/24	$1,334,992	$1,150,213	$1,327,128	$1,246,315
6/30/24	$1,344,244	$1,160,193	$1,337,088	$1,254,931
7/31/24	$1,369,657	$1,182,607	$1,361,893	$1,280,863
8/31/24	$1,390,087	$1,195,560	$1,384,160	$1,297,219
9/30/24	$1,411,639	$1,209,433	$1,404,420	$1,316,803
10/31/24	$1,391,992	$1,193,067	$1,387,196	$1,298,824
11/30/24	$1,414,017	$1,207,238	$1,403,574	$1,315,751
12/31/24	$1,402,116	$1,197,974	$1,390,168	$1,301,705
1/31/25	$1,416,360	$1,202,615	$1,403,882	$1,310,393
2/28/25	$1,436,980	$1,217,096	$1,422,071	$1,328,996
3/31/25	$1,429,781	$1,212,017	$1,413,263	$1,321,789

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	6.91%	3.43%	3.64%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.37%	3.99%	3.52%
Bloomberg Global Credit Hedged USD Index	5.66%	2.43%	2.83%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,971,141
# of Portfolio Holdings	1,928
Portfolio Turnover Rate	303%
Total Net Advisory Fees Paid During the Reporting Period	$13,742
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	46.5%
Sovereign Issues	17.5%
U.S. Government Agencies	14.7%
Asset-Backed Securities	10.9%
Loan Participations and Assignments	5.5%
U.S. Treasury Obligations	5.1%
Non-Agency Mortgage-Backed Securities	4.9%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PDNIX

PIMCO Diversified Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS2178TSRAR_033125

Institutional Class: PDIIX

PIMCO Diversified Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.81%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to non-agency residential mortgage-backed securities ("RMBS") contributed to performance, as spreads tightened.

  U.S. duration positioning contributed to performance, as rates fell.

  Overweight exposure to high yield, particularly via credit default swap indices, contributed to performance, as risk sentiment was supported by moderating inflation in the second half of 2024.

  Tactical exposure to agency RMBS detracted from performance, as spreads widened.

  Euro duration positioning detracted from performance, as the curve steepened.

  U.K. duration positioning, particularly along the belly of the curve, detracted from performance, as rates rose.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg Global Aggregate (USD Hedged) Index replaced the Bloomberg Global Credit Hedged USD Index as the Fund's regulatory index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1	Bloomberg Global Credit Hedged USD Index
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,011,349	$994,409	$1,007,365	$998,684
5/31/15	$1,013,492	$990,287	$1,005,144	$996,023
6/30/15	$997,023	$978,046	$988,881	$979,816
7/31/15	$1,004,191	$987,733	$993,275	$985,998
8/31/15	$989,499	$985,063	$983,476	$978,718
9/30/15	$971,183	$990,905	$972,476	$976,247
10/31/15	$998,154	$994,119	$993,547	$986,619
11/30/15	$993,717	$994,576	$989,894	$985,579
12/31/15	$979,631	$991,885	$976,093	$976,242
1/31/16	$975,587	$1,006,395	$973,716	$979,288
2/29/16	$974,924	$1,016,068	$983,716	$985,712
3/31/16	$1,002,652	$1,024,433	$1,012,929	$1,008,728
4/30/16	$1,024,630	$1,026,173	$1,032,115	$1,021,419
5/31/16	$1,031,414	$1,030,510	$1,033,013	$1,024,026
6/30/16	$1,053,114	$1,050,127	$1,053,923	$1,041,780
7/31/16	$1,073,979	$1,056,401	$1,073,270	$1,058,838
8/31/16	$1,089,002	$1,055,863	$1,088,129	$1,066,322
9/30/16	$1,093,246	$1,055,737	$1,089,757	$1,065,955
10/31/16	$1,090,029	$1,045,500	$1,082,445	$1,059,111
11/30/16	$1,068,866	$1,028,232	$1,058,444	$1,039,076
12/31/16	$1,083,035	$1,031,050	$1,071,858	$1,047,829
1/31/17	$1,093,137	$1,027,295	$1,081,079	$1,051,689
2/28/17	$1,110,641	$1,036,089	$1,097,012	$1,064,309
3/31/17	$1,118,248	$1,035,611	$1,097,666	$1,063,753
4/30/17	$1,132,546	$1,042,634	$1,111,274	$1,073,833
5/31/17	$1,146,198	$1,048,720	$1,120,955	$1,083,075
6/30/17	$1,144,484	$1,045,784	$1,120,656	$1,082,759
7/31/17	$1,154,805	$1,049,222	$1,129,430	$1,090,658
8/31/17	$1,168,538	$1,058,784	$1,139,781	$1,099,595
9/30/17	$1,169,556	$1,053,896	$1,141,408	$1,098,403
10/31/17	$1,174,802	$1,058,341	$1,146,905	$1,104,944
11/30/17	$1,172,676	$1,059,981	$1,144,762	$1,104,126
12/31/17	$1,178,869	$1,062,350	$1,149,993	$1,109,565
1/31/18	$1,174,363	$1,054,766	$1,148,249	$1,104,107
2/28/18	$1,163,122	$1,052,388	$1,134,318	$1,094,485
3/31/18	$1,171,316	$1,061,113	$1,135,444	$1,096,821
4/30/18	$1,168,603	$1,057,165	$1,130,589	$1,092,708
5/31/18	$1,166,204	$1,061,115	$1,126,686	$1,094,382
6/30/18	$1,162,717	$1,063,093	$1,122,585	$1,092,034
7/31/18	$1,175,667	$1,063,384	$1,136,739	$1,100,138
8/31/18	$1,172,767	$1,066,652	$1,133,764	$1,102,914
9/30/18	$1,182,074	$1,062,572	$1,141,082	$1,102,691
10/31/18	$1,169,964	$1,060,496	$1,125,022	$1,093,559
11/30/18	$1,167,074	$1,065,684	$1,119,973	$1,090,963
12/31/18	$1,167,219	$1,081,078	$1,124,363	$1,100,570
1/31/19	$1,207,780	$1,092,528	$1,162,339	$1,124,522
2/28/19	$1,216,876	$1,093,841	$1,172,891	$1,131,072
3/31/19	$1,235,120	$1,113,432	$1,191,481	$1,152,420
4/30/19	$1,243,046	$1,114,096	$1,199,463	$1,159,481
5/31/19	$1,246,778	$1,130,127	$1,202,406	$1,169,140
6/30/19	$1,279,402	$1,145,973	$1,232,971	$1,193,856
7/31/19	$1,287,396	$1,154,991	$1,244,234	$1,204,522
8/31/19	$1,296,773	$1,181,184	$1,259,385	$1,226,389
9/30/19	$1,294,803	$1,175,711	$1,256,814	$1,222,083
10/31/19	$1,301,352	$1,173,681	$1,260,704	$1,225,695
11/30/19	$1,305,715	$1,172,304	$1,263,357	$1,227,460
12/31/19	$1,316,365	$1,169,901	$1,278,225	$1,233,494
1/31/20	$1,336,064	$1,191,013	$1,295,139	$1,255,729
2/29/20	$1,334,114	$1,205,590	$1,289,352	$1,262,307
3/31/20	$1,217,193	$1,186,827	$1,162,326	$1,172,441
4/30/20	$1,249,024	$1,206,040	$1,205,039	$1,218,610
5/31/20	$1,285,456	$1,209,459	$1,247,897	$1,240,527
6/30/20	$1,304,717	$1,215,495	$1,270,536	$1,261,522
7/31/20	$1,344,033	$1,228,777	$1,313,618	$1,294,134
8/31/20	$1,350,207	$1,219,873	$1,315,596	$1,289,086
9/30/20	$1,340,105	$1,224,329	$1,303,867	$1,286,336
10/31/20	$1,339,486	$1,224,418	$1,305,657	$1,287,808
11/30/20	$1,384,781	$1,231,405	$1,346,195	$1,316,815
12/31/20	$1,400,464	$1,235,188	$1,362,561	$1,326,366
1/31/21	$1,390,575	$1,228,563	$1,354,681	$1,318,377
2/28/21	$1,373,487	$1,209,452	$1,337,633	$1,301,961
3/31/21	$1,365,095	$1,204,687	$1,329,751	$1,291,385
4/30/21	$1,381,703	$1,207,836	$1,345,338	$1,301,251
5/31/21	$1,389,062	$1,210,532	$1,353,107	$1,307,294
6/30/21	$1,402,953	$1,216,436	$1,366,638	$1,320,252
7/31/21	$1,412,085	$1,231,555	$1,377,011	$1,333,832
8/31/21	$1,418,340	$1,229,087	$1,382,185	$1,333,737
9/30/21	$1,404,664	$1,217,483	$1,368,516	$1,321,287
10/31/21	$1,400,057	$1,214,299	$1,367,093	$1,319,004
11/30/21	$1,390,192	$1,222,961	$1,358,005	$1,318,748
12/31/21	$1,405,279	$1,218,001	$1,370,967	$1,320,945
1/31/22	$1,368,540	$1,198,865	$1,335,483	$1,288,766
2/28/22	$1,324,252	$1,182,918	$1,295,960	$1,258,950
3/31/22	$1,305,448	$1,157,419	$1,279,071	$1,232,823
4/30/22	$1,246,939	$1,126,312	$1,224,852	$1,184,743
5/31/22	$1,249,622	$1,124,762	$1,226,715	$1,185,345
6/30/22	$1,186,656	$1,107,692	$1,166,596	$1,146,849
7/31/22	$1,239,103	$1,135,906	$1,214,350	$1,185,407
8/31/22	$1,209,792	$1,106,252	$1,187,519	$1,153,402
9/30/22	$1,156,832	$1,070,739	$1,131,299	$1,102,820
10/31/22	$1,166,072	$1,067,074	$1,140,125	$1,100,663
11/30/22	$1,219,182	$1,094,267	$1,191,372	$1,146,507
12/31/22	$1,211,816	$1,081,352	$1,186,991	$1,139,351
1/31/23	$1,257,437	$1,106,259	$1,226,196	$1,176,699
2/28/23	$1,228,827	$1,088,614	$1,203,423	$1,151,376
3/31/23	$1,243,396	$1,112,753	$1,221,877	$1,173,229
4/30/23	$1,248,135	$1,118,482	$1,230,229	$1,181,531
5/31/23	$1,239,582	$1,114,079	$1,221,275	$1,172,523
6/30/23	$1,254,632	$1,113,414	$1,234,033	$1,176,561
7/31/23	$1,268,944	$1,113,774	$1,248,657	$1,185,123
8/31/23	$1,264,598	$1,112,375	$1,242,784	$1,181,512
9/30/23	$1,240,935	$1,093,192	$1,220,292	$1,160,980
10/31/23	$1,226,764	$1,085,430	$1,207,972	$1,150,351
11/30/23	$1,286,256	$1,122,750	$1,265,778	$1,201,036
12/31/23	$1,337,733	$1,158,631	$1,315,674	$1,246,004
1/31/24	$1,335,977	$1,156,360	$1,311,430	$1,244,952
2/29/24	$1,334,514	$1,148,426	$1,310,419	$1,235,430
3/31/24	$1,355,435	$1,158,782	$1,328,606	$1,250,944
4/30/24	$1,333,002	$1,140,124	$1,308,781	$1,230,162
5/31/24	$1,353,416	$1,150,213	$1,327,128	$1,246,315
6/30/24	$1,362,952	$1,160,193	$1,337,088	$1,254,931
7/31/24	$1,388,892	$1,182,607	$1,361,893	$1,280,863
8/31/24	$1,409,799	$1,195,560	$1,384,160	$1,297,219
9/30/24	$1,431,820	$1,209,433	$1,404,420	$1,316,803
10/31/24	$1,412,073	$1,193,067	$1,387,196	$1,298,824
11/30/24	$1,434,595	$1,207,238	$1,403,574	$1,315,751
12/31/24	$1,422,702	$1,197,974	$1,390,168	$1,301,705
1/31/25	$1,437,342	$1,202,615	$1,403,882	$1,310,393
2/28/25	$1,458,430	$1,217,096	$1,422,071	$1,328,996
3/31/25	$1,451,300	$1,212,017	$1,413,263	$1,321,789

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.07%	3.58%	3.79%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.37%	3.99%	3.52%
Bloomberg Global Credit Hedged USD Index	5.66%	2.43%	2.83%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,971,141
# of Portfolio Holdings	1,928
Portfolio Turnover Rate	303%
Total Net Advisory Fees Paid During the Reporting Period	$13,742
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	46.5%
Sovereign Issues	17.5%
U.S. Government Agencies	14.7%
Asset-Backed Securities	10.9%
Loan Participations and Assignments	5.5%
U.S. Treasury Obligations	5.1%
Non-Agency Mortgage-Backed Securities	4.9%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PDIIX

PIMCO Diversified Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS0106TSRAR_033125

I-2: PDVPX

PIMCO Diversified Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$94	0.91%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to non-agency residential mortgage-backed securities ("RMBS") contributed to performance, as spreads tightened.

  U.S. duration positioning contributed to performance, as rates fell.

  Overweight exposure to high yield, particularly via credit default swap indices, contributed to performance, as risk sentiment was supported by moderating inflation in the second half of 2024.

  Tactical exposure to agency RMBS detracted from performance, as spreads widened.

  Euro duration positioning detracted from performance, as the curve steepened.

  U.K. duration positioning, particularly along the belly of the curve, detracted from performance, as rates rose.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg Global Aggregate (USD Hedged) Index replaced the Bloomberg Global Credit Hedged USD Index as the Fund's regulatory index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1	Bloomberg Global Credit Hedged USD Index
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,011,266	$994,409	$1,007,365	$998,684
5/31/15	$1,013,323	$990,287	$1,005,144	$996,023
6/30/15	$996,776	$978,046	$988,881	$979,816
7/31/15	$1,003,851	$987,733	$993,275	$985,998
8/31/15	$989,086	$985,063	$983,476	$978,718
9/30/15	$970,697	$990,905	$972,476	$976,247
10/31/15	$997,568	$994,119	$993,547	$986,619
11/30/15	$993,056	$994,576	$989,894	$985,579
12/31/15	$978,892	$991,885	$976,093	$976,242
1/31/16	$974,777	$1,006,395	$973,716	$979,288
2/29/16	$974,038	$1,016,068	$983,716	$985,712
3/31/16	$1,001,657	$1,024,433	$1,012,929	$1,008,728
4/30/16	$1,023,526	$1,026,173	$1,032,115	$1,021,419
5/31/16	$1,030,218	$1,030,510	$1,033,013	$1,024,026
6/30/16	$1,051,808	$1,050,127	$1,053,923	$1,041,780
7/31/16	$1,072,551	$1,056,401	$1,073,270	$1,058,838
8/31/16	$1,087,464	$1,055,863	$1,088,129	$1,066,322
9/30/16	$1,091,606	$1,055,737	$1,089,757	$1,065,955
10/31/16	$1,088,309	$1,045,500	$1,082,445	$1,059,111
11/30/16	$1,067,108	$1,028,232	$1,058,444	$1,039,076
12/31/16	$1,081,158	$1,031,050	$1,071,858	$1,047,829
1/31/17	$1,091,157	$1,027,295	$1,081,079	$1,051,689
2/28/17	$1,108,546	$1,036,089	$1,097,012	$1,064,309
3/31/17	$1,116,040	$1,035,611	$1,097,666	$1,063,753
4/30/17	$1,130,224	$1,042,634	$1,111,274	$1,073,833
5/31/17	$1,143,755	$1,048,720	$1,120,955	$1,083,075
6/30/17	$1,141,945	$1,045,784	$1,120,656	$1,082,759
7/31/17	$1,152,152	$1,049,222	$1,129,430	$1,090,658
8/31/17	$1,165,756	$1,058,784	$1,139,781	$1,099,595
9/30/17	$1,166,672	$1,053,896	$1,141,408	$1,098,403
10/31/17	$1,171,810	$1,058,341	$1,146,905	$1,104,944
11/30/17	$1,169,593	$1,059,981	$1,144,762	$1,104,126
12/31/17	$1,175,667	$1,062,350	$1,149,993	$1,109,565
1/31/18	$1,171,077	$1,054,766	$1,148,249	$1,104,107
2/28/18	$1,159,779	$1,052,388	$1,134,318	$1,094,485
3/31/18	$1,167,848	$1,061,113	$1,135,444	$1,096,821
4/30/18	$1,165,053	$1,057,165	$1,130,589	$1,092,708
5/31/18	$1,162,562	$1,061,115	$1,126,686	$1,094,382
6/30/18	$1,158,987	$1,063,093	$1,122,585	$1,092,034
7/31/18	$1,171,799	$1,063,384	$1,136,739	$1,100,138
8/31/18	$1,168,799	$1,066,652	$1,133,764	$1,102,914
9/30/18	$1,177,989	$1,062,572	$1,141,082	$1,102,691
10/31/18	$1,165,821	$1,060,496	$1,125,022	$1,093,559
11/30/18	$1,162,839	$1,065,684	$1,119,973	$1,090,963
12/31/18	$1,162,890	$1,081,078	$1,124,363	$1,100,570
1/31/19	$1,203,203	$1,092,528	$1,162,339	$1,124,522
2/28/19	$1,212,173	$1,093,841	$1,172,891	$1,131,072
3/31/19	$1,230,244	$1,113,432	$1,191,481	$1,152,420
4/30/19	$1,238,047	$1,114,096	$1,199,463	$1,159,481
5/31/19	$1,241,655	$1,130,127	$1,202,406	$1,169,140
6/30/19	$1,274,049	$1,145,973	$1,232,971	$1,193,856
7/31/19	$1,281,902	$1,154,991	$1,244,234	$1,204,522
8/31/19	$1,291,127	$1,181,184	$1,259,385	$1,226,389
9/30/19	$1,289,066	$1,175,711	$1,256,814	$1,222,083
10/31/19	$1,295,476	$1,173,681	$1,260,704	$1,225,695
11/30/19	$1,299,709	$1,172,304	$1,263,357	$1,227,460
12/31/19	$1,310,201	$1,169,901	$1,278,225	$1,233,494
1/31/20	$1,329,693	$1,191,013	$1,295,139	$1,255,729
2/29/20	$1,327,651	$1,205,590	$1,289,352	$1,262,307
3/31/20	$1,211,185	$1,186,827	$1,162,326	$1,172,441
4/30/20	$1,242,762	$1,206,040	$1,205,039	$1,218,610
5/31/20	$1,278,905	$1,209,459	$1,247,897	$1,240,527
6/30/20	$1,297,963	$1,215,495	$1,270,536	$1,261,522
7/31/20	$1,336,957	$1,228,777	$1,313,618	$1,294,134
8/31/20	$1,342,993	$1,219,873	$1,315,596	$1,289,086
9/30/20	$1,332,835	$1,224,329	$1,303,867	$1,286,336
10/31/20	$1,332,101	$1,224,418	$1,305,657	$1,287,808
11/30/20	$1,377,037	$1,231,405	$1,346,195	$1,316,815
12/31/20	$1,392,505	$1,235,188	$1,362,561	$1,326,366
1/31/21	$1,382,566	$1,228,563	$1,354,681	$1,318,377
2/28/21	$1,365,470	$1,209,452	$1,337,633	$1,301,961
3/31/21	$1,357,012	$1,204,687	$1,329,751	$1,291,385
4/30/21	$1,373,401	$1,207,836	$1,345,338	$1,301,251
5/31/21	$1,380,603	$1,210,532	$1,353,107	$1,307,294
6/30/21	$1,394,296	$1,216,436	$1,366,638	$1,320,252
7/31/21	$1,403,249	$1,231,555	$1,377,011	$1,333,832
8/31/21	$1,409,350	$1,229,087	$1,382,185	$1,333,737
9/30/21	$1,395,644	$1,217,483	$1,368,516	$1,321,287
10/31/21	$1,390,948	$1,214,299	$1,367,093	$1,319,004
11/30/21	$1,381,030	$1,222,961	$1,358,005	$1,318,748
12/31/21	$1,395,891	$1,218,001	$1,370,967	$1,320,945
1/31/22	$1,359,286	$1,198,865	$1,335,483	$1,288,766
2/28/22	$1,315,193	$1,182,918	$1,295,960	$1,258,950
3/31/22	$1,296,407	$1,157,419	$1,279,071	$1,232,823
4/30/22	$1,238,195	$1,126,312	$1,224,852	$1,184,743
5/31/22	$1,240,756	$1,124,762	$1,226,715	$1,185,345
6/30/22	$1,178,138	$1,107,692	$1,166,596	$1,146,849
7/31/22	$1,230,106	$1,135,906	$1,214,350	$1,185,407
8/31/22	$1,200,903	$1,106,252	$1,187,519	$1,153,402
9/30/22	$1,148,227	$1,070,739	$1,131,299	$1,102,820
10/31/22	$1,157,305	$1,067,074	$1,140,125	$1,100,663
11/30/22	$1,209,918	$1,094,267	$1,191,372	$1,146,507
12/31/22	$1,202,498	$1,081,352	$1,186,991	$1,139,351
1/31/23	$1,247,669	$1,106,259	$1,226,196	$1,176,699
2/28/23	$1,219,186	$1,088,614	$1,203,423	$1,151,376
3/31/23	$1,233,531	$1,112,753	$1,221,877	$1,173,229
4/30/23	$1,238,138	$1,118,482	$1,230,229	$1,181,531
5/31/23	$1,229,549	$1,114,079	$1,221,275	$1,172,523
6/30/23	$1,244,369	$1,113,414	$1,234,033	$1,176,561
7/31/23	$1,258,465	$1,113,774	$1,248,657	$1,185,123
8/31/23	$1,254,049	$1,112,375	$1,242,784	$1,181,512
9/30/23	$1,230,479	$1,093,192	$1,220,292	$1,160,980
10/31/23	$1,216,328	$1,085,430	$1,207,972	$1,150,351
11/30/23	$1,275,212	$1,122,750	$1,265,778	$1,201,036
12/31/23	$1,326,133	$1,158,631	$1,315,674	$1,246,004
1/31/24	$1,324,285	$1,156,360	$1,311,430	$1,244,952
2/29/24	$1,322,731	$1,148,426	$1,310,419	$1,235,430
3/31/24	$1,343,354	$1,158,782	$1,328,606	$1,250,944
4/30/24	$1,321,013	$1,140,124	$1,308,781	$1,230,162
5/31/24	$1,341,122	$1,150,213	$1,327,128	$1,246,315
6/30/24	$1,350,468	$1,160,193	$1,337,088	$1,254,931
7/31/24	$1,376,057	$1,182,607	$1,361,893	$1,280,863
8/31/24	$1,396,645	$1,195,560	$1,384,160	$1,297,219
9/30/24	$1,418,352	$1,209,433	$1,404,420	$1,316,803
10/31/24	$1,398,671	$1,193,067	$1,387,196	$1,298,824
11/30/24	$1,420,861	$1,207,238	$1,403,574	$1,315,751
12/31/24	$1,408,964	$1,197,974	$1,390,168	$1,301,705
1/31/25	$1,423,338	$1,202,615	$1,403,882	$1,310,393
2/28/25	$1,444,111	$1,217,096	$1,422,071	$1,328,996
3/31/25	$1,436,937	$1,212,017	$1,413,263	$1,321,789

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	6.97%	3.48%	3.69%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.37%	3.99%	3.52%
Bloomberg Global Credit Hedged USD Index	5.66%	2.43%	2.83%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,971,141
# of Portfolio Holdings	1,928
Portfolio Turnover Rate	303%
Total Net Advisory Fees Paid During the Reporting Period	$13,742
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	46.5%
Sovereign Issues	17.5%
U.S. Government Agencies	14.7%
Asset-Backed Securities	10.9%
Loan Participations and Assignments	5.5%
U.S. Treasury Obligations	5.1%
Non-Agency Mortgage-Backed Securities	4.9%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PDVPX

PIMCO Diversified Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS1908TSRAR_033125

Class A: PHDAX

PIMCO High Yield Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.96%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  U.S. duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Security selection within the cable and satellite sector, specifically overweight exposure to a U.S. cable provider, contributed to performance, as spreads tightened.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the consumer products sector, specifically overweight exposure to a private label cleaning product manufacturer, detracted from performance, as spreads widened amid a plant fire.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/15	$9,625	$10,000	$10,000
4/30/15	$9,719	$9,964	$10,112
5/31/15	$9,739	$9,940	$10,147
6/30/15	$9,592	$9,832	$10,002
7/31/15	$9,636	$9,900	$9,971
8/31/15	$9,516	$9,886	$9,814
9/30/15	$9,248	$9,953	$9,576
10/31/15	$9,547	$9,954	$9,860
11/30/15	$9,352	$9,928	$9,682
12/31/15	$9,195	$9,896	$9,468
1/31/16	$9,110	$10,032	$9,351
2/29/16	$9,151	$10,103	$9,426
3/31/16	$9,437	$10,196	$9,766
4/30/16	$9,669	$10,235	$10,093
5/31/16	$9,687	$10,238	$10,126
6/30/16	$9,741	$10,422	$10,216
7/31/16	$9,978	$10,488	$10,465
8/31/16	$10,170	$10,476	$10,676
9/30/16	$10,217	$10,470	$10,726
10/31/16	$10,200	$10,389	$10,740
11/30/16	$10,152	$10,144	$10,683
12/31/16	$10,326	$10,158	$10,862
1/31/17	$10,437	$10,178	$10,986
2/28/17	$10,586	$10,246	$11,126
3/31/17	$10,561	$10,241	$11,109
4/30/17	$10,684	$10,320	$11,245
5/31/17	$10,786	$10,399	$11,337
6/30/17	$10,807	$10,389	$11,355
7/31/17	$10,918	$10,434	$11,474
8/31/17	$10,924	$10,527	$11,485
9/30/17	$11,004	$10,477	$11,575
10/31/17	$11,045	$10,483	$11,627
11/30/17	$10,992	$10,470	$11,596
12/31/17	$11,012	$10,518	$11,620
1/31/18	$11,042	$10,397	$11,670
2/28/18	$10,914	$10,298	$11,555
3/31/18	$10,847	$10,364	$11,490
4/30/18	$10,904	$10,287	$11,553
5/31/18	$10,864	$10,360	$11,539
6/30/18	$10,898	$10,348	$11,565
7/31/18	$11,030	$10,350	$11,689
8/31/18	$11,119	$10,417	$11,781
9/30/18	$11,172	$10,350	$11,840
10/31/18	$10,978	$10,268	$11,666
11/30/18	$10,913	$10,329	$11,602
12/31/18	$10,700	$10,519	$11,382
1/31/19	$11,199	$10,631	$11,886
2/28/19	$11,377	$10,625	$12,082
3/31/19	$11,487	$10,829	$12,218
4/30/19	$11,652	$10,831	$12,374
5/31/19	$11,505	$11,024	$12,244
6/30/19	$11,798	$11,162	$12,562
7/31/19	$11,846	$11,187	$12,635
8/31/19	$11,911	$11,476	$12,728
9/30/19	$11,966	$11,415	$12,772
10/31/19	$11,999	$11,450	$12,814
11/30/19	$12,061	$11,444	$12,892
12/31/19	$12,254	$11,436	$13,101
1/31/20	$12,248	$11,656	$13,110
2/29/20	$12,062	$11,866	$12,922
3/31/20	$10,891	$11,796	$11,538
4/30/20	$11,321	$12,006	$12,020
5/31/20	$11,737	$12,062	$12,546
6/30/20	$11,752	$12,137	$12,627
7/31/20	$12,269	$12,319	$13,234
8/31/20	$12,351	$12,219	$13,335
9/30/20	$12,210	$12,213	$13,174
10/31/20	$12,254	$12,158	$13,236
11/30/20	$12,675	$12,277	$13,705
12/31/20	$12,863	$12,294	$13,924
1/31/21	$12,845	$12,206	$13,939
2/28/21	$12,859	$12,030	$13,961
3/31/21	$12,860	$11,880	$13,966
4/30/21	$12,979	$11,974	$14,114
5/31/21	$13,007	$12,013	$14,145
6/30/21	$13,167	$12,097	$14,325
7/31/21	$13,200	$12,232	$14,388
8/31/21	$13,272	$12,209	$14,465
9/30/21	$13,259	$12,103	$14,459
10/31/21	$13,203	$12,100	$14,435
11/30/21	$13,071	$12,136	$14,292
12/31/21	$13,337	$12,105	$14,564
1/31/22	$12,935	$11,844	$14,151
2/28/22	$12,818	$11,712	$14,024
3/31/22	$12,699	$11,386	$13,898
4/30/22	$12,209	$10,954	$13,401
5/31/22	$12,299	$11,025	$13,488
6/30/22	$11,458	$10,852	$12,577
7/31/22	$12,186	$11,117	$13,351
8/31/22	$11,841	$10,803	$12,988
9/30/22	$11,391	$10,336	$12,484
10/31/22	$11,713	$10,202	$12,856
11/30/22	$11,964	$10,578	$13,122
12/31/22	$11,857	$10,530	$13,023
1/31/23	$12,285	$10,854	$13,494
2/28/23	$12,101	$10,573	$13,296
3/31/23	$12,319	$10,842	$13,486
4/30/23	$12,402	$10,908	$13,602
5/31/23	$12,280	$10,789	$13,468
6/30/23	$12,437	$10,750	$13,656
7/31/23	$12,572	$10,743	$13,833
8/31/23	$12,580	$10,674	$13,861
9/30/23	$12,411	$10,403	$13,688
10/31/23	$12,288	$10,239	$13,555
11/30/23	$12,861	$10,702	$14,177
12/31/23	$13,323	$11,112	$14,662
1/31/24	$13,316	$11,082	$14,673
2/29/24	$13,312	$10,925	$14,680
3/31/24	$13,478	$11,026	$14,853
4/30/24	$13,340	$10,747	$14,716
5/31/24	$13,477	$10,930	$14,881
6/30/24	$13,607	$11,033	$15,032
7/31/24	$13,827	$11,291	$15,283
8/31/24	$14,037	$11,453	$15,518
9/30/24	$14,188	$11,606	$15,692
10/31/24	$14,083	$11,319	$15,580
11/30/24	$14,224	$11,438	$15,747
12/31/24	$14,175	$11,251	$15,665
1/31/25	$14,352	$11,311	$15,876
2/28/25	$14,440	$11,560	$15,983
3/31/25	$14,310	$11,564	$15,846

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.17%	5.61%	4.05%
Class A (including sales charge)	2.19%	4.81%	3.65%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.69%	6.55%	4.71%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,126,414
# of Portfolio Holdings	781
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$19,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
U.S. Treasury Obligations	5.4%
Loan Participations and Assignments	2.6%
Warrants	0.1%
Common Stocks	0.1%
Short-Term Instruments	1.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PHDAX

PIMCO High Yield Fund

Annual Shareholder Report |

March 31, 2025

PIMS4006TSRAR_033125

Administrative Class: PHYAX

PIMCO High Yield Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$89	0.86%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  U.S. duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Security selection within the cable and satellite sector, specifically overweight exposure to a U.S. cable provider, contributed to performance, as spreads tightened.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the consumer products sector, specifically overweight exposure to a private label cleaning product manufacturer, detracted from performance, as spreads widened amid a plant fire.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,009,812	$996,412	$1,011,170
5/31/15	$1,011,996	$994,012	$1,014,709
6/30/15	$996,781	$983,174	$1,000,240
7/31/15	$1,001,525	$990,008	$997,109
8/31/15	$989,114	$988,586	$981,374
9/30/15	$961,329	$995,273	$957,615
10/31/15	$992,488	$995,439	$986,047
11/30/15	$972,232	$992,809	$968,219
12/31/15	$956,037	$989,601	$946,793
1/31/16	$947,246	$1,003,219	$935,071
2/29/16	$951,601	$1,010,335	$942,645
3/31/16	$981,400	$1,019,605	$976,580
4/30/16	$1,005,648	$1,023,519	$1,009,306
5/31/16	$1,007,657	$1,023,781	$1,012,636
6/30/16	$1,013,341	$1,042,177	$1,021,588
7/31/16	$1,038,037	$1,048,765	$1,046,545
8/31/16	$1,058,132	$1,047,566	$1,067,612
9/30/16	$1,063,083	$1,046,952	$1,072,630
10/31/16	$1,061,390	$1,038,944	$1,074,046
11/30/16	$1,056,487	$1,014,369	$1,068,332
12/31/16	$1,074,751	$1,015,800	$1,086,152
1/31/17	$1,086,367	$1,017,793	$1,098,556
2/28/17	$1,101,948	$1,024,634	$1,112,562
3/31/17	$1,099,397	$1,024,097	$1,110,938
4/30/17	$1,112,299	$1,032,000	$1,124,536
5/31/17	$1,123,031	$1,039,943	$1,133,723
6/30/17	$1,125,294	$1,038,896	$1,135,458
7/31/17	$1,136,935	$1,043,367	$1,147,414
8/31/17	$1,137,703	$1,052,726	$1,148,539
9/30/17	$1,146,135	$1,047,712	$1,157,475
10/31/17	$1,150,528	$1,048,319	$1,162,695
11/30/17	$1,145,041	$1,046,973	$1,159,625
12/31/17	$1,147,219	$1,051,778	$1,161,956
1/31/18	$1,150,481	$1,039,665	$1,166,964
2/28/18	$1,137,185	$1,029,809	$1,155,481
3/31/18	$1,130,380	$1,036,414	$1,149,011
4/30/18	$1,136,374	$1,028,705	$1,155,342
5/31/18	$1,132,303	$1,036,047	$1,153,897
6/30/18	$1,135,879	$1,034,773	$1,156,517
7/31/18	$1,149,769	$1,035,019	$1,168,914
8/31/18	$1,159,161	$1,041,679	$1,178,067
9/30/18	$1,164,764	$1,034,971	$1,183,993
10/31/18	$1,144,599	$1,026,792	$1,166,600
11/30/18	$1,137,963	$1,032,921	$1,160,172
12/31/18	$1,115,886	$1,051,898	$1,138,210
1/31/19	$1,167,956	$1,063,068	$1,188,610
2/28/19	$1,186,578	$1,062,452	$1,208,234
3/31/19	$1,198,250	$1,082,853	$1,221,766
4/30/19	$1,215,524	$1,083,130	$1,237,417
5/31/19	$1,200,421	$1,102,358	$1,224,424
6/30/19	$1,231,123	$1,116,201	$1,256,173
7/31/19	$1,236,250	$1,118,657	$1,263,509
8/31/19	$1,243,091	$1,147,643	$1,272,758
9/30/19	$1,248,913	$1,141,531	$1,277,213
10/31/19	$1,252,476	$1,144,969	$1,281,441
11/30/19	$1,259,066	$1,144,386	$1,289,219
12/31/19	$1,279,367	$1,143,588	$1,310,143
1/31/20	$1,278,816	$1,165,596	$1,311,021
2/29/20	$1,259,463	$1,186,575	$1,292,168
3/31/20	$1,137,353	$1,179,592	$1,153,803
4/30/20	$1,182,347	$1,200,561	$1,202,032
5/31/20	$1,225,885	$1,206,151	$1,254,621
6/30/20	$1,227,482	$1,213,749	$1,262,738
7/31/20	$1,281,601	$1,231,878	$1,323,375
8/31/20	$1,290,270	$1,221,935	$1,333,525
9/30/20	$1,275,641	$1,221,265	$1,317,389
10/31/20	$1,280,401	$1,215,812	$1,323,634
11/30/20	$1,324,482	$1,227,742	$1,370,543
12/31/20	$1,344,273	$1,229,433	$1,392,431
1/31/21	$1,342,530	$1,220,618	$1,393,865
2/28/21	$1,344,079	$1,202,992	$1,396,067
3/31/21	$1,344,333	$1,187,971	$1,396,640
4/30/21	$1,356,891	$1,197,356	$1,411,374
5/31/21	$1,359,897	$1,201,268	$1,414,494
6/30/21	$1,376,791	$1,209,708	$1,432,486
7/31/21	$1,380,270	$1,223,233	$1,438,774
8/31/21	$1,387,997	$1,220,905	$1,446,515
9/30/21	$1,386,713	$1,210,334	$1,445,908
10/31/21	$1,380,965	$1,210,000	$1,443,464
11/30/21	$1,367,328	$1,213,580	$1,429,202
12/31/21	$1,395,195	$1,210,475	$1,456,429
1/31/22	$1,353,225	$1,184,396	$1,415,095
2/28/22	$1,341,091	$1,171,183	$1,402,444
3/31/22	$1,328,832	$1,138,645	$1,389,766
4/30/22	$1,277,609	$1,095,436	$1,340,054
5/31/22	$1,287,138	$1,102,499	$1,348,805
6/30/22	$1,199,278	$1,085,203	$1,257,747
7/31/22	$1,275,532	$1,111,719	$1,335,149
8/31/22	$1,239,561	$1,080,306	$1,298,793
9/30/22	$1,192,504	$1,033,630	$1,248,361
10/31/22	$1,226,325	$1,020,242	$1,285,612
11/30/22	$1,252,722	$1,057,762	$1,312,185
12/31/22	$1,241,641	$1,052,991	$1,302,318
1/31/23	$1,286,613	$1,085,385	$1,349,397
2/28/23	$1,267,386	$1,057,322	$1,329,614
3/31/23	$1,290,288	$1,084,180	$1,348,614
4/30/23	$1,299,082	$1,090,751	$1,360,172
5/31/23	$1,286,444	$1,078,874	$1,346,774
6/30/23	$1,303,026	$1,075,027	$1,365,575
7/31/23	$1,317,232	$1,074,277	$1,383,300
8/31/23	$1,318,259	$1,067,415	$1,386,095
9/30/23	$1,300,606	$1,040,290	$1,368,783
10/31/23	$1,287,853	$1,023,873	$1,355,492
11/30/23	$1,348,006	$1,070,241	$1,417,736
12/31/23	$1,396,538	$1,111,209	$1,466,194
1/31/24	$1,395,903	$1,108,157	$1,467,294
2/29/24	$1,395,652	$1,092,501	$1,467,969
3/31/24	$1,413,109	$1,102,589	$1,485,261
4/30/24	$1,398,823	$1,074,739	$1,471,612
5/31/24	$1,413,300	$1,092,959	$1,488,064
6/30/24	$1,426,973	$1,103,307	$1,503,213
7/31/24	$1,450,225	$1,129,077	$1,528,302
8/31/24	$1,472,329	$1,145,301	$1,551,776
9/30/24	$1,488,336	$1,160,636	$1,569,234
10/31/24	$1,477,374	$1,131,854	$1,557,951
11/30/24	$1,492,376	$1,143,821	$1,574,668
12/31/24	$1,487,367	$1,125,101	$1,566,527
1/31/25	$1,506,081	$1,131,070	$1,587,581
2/28/25	$1,515,377	$1,155,956	$1,598,297
3/31/25	$1,501,847	$1,156,391	$1,584,647

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.28%	5.72%	4.15%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.69%	6.55%	4.71%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,126,414
# of Portfolio Holdings	781
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$19,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
U.S. Treasury Obligations	5.4%
Loan Participations and Assignments	2.6%
Warrants	0.1%
Common Stocks	0.1%
Short-Term Instruments	1.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PHYAX

PIMCO High Yield Fund

Annual Shareholder Report |

March 31, 2025

PIMS0408TSRAR_033125

Class C: PHDCX

PIMCO High Yield Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.71%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  U.S. duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Security selection within the cable and satellite sector, specifically overweight exposure to a U.S. cable provider, contributed to performance, as spreads tightened.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the consumer products sector, specifically overweight exposure to a private label cleaning product manufacturer, detracted from performance, as spreads widened amid a plant fire.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,091	$9,964	$10,112
5/31/15	$10,106	$9,940	$10,147
6/30/15	$9,947	$9,832	$10,002
7/31/15	$9,987	$9,900	$9,971
8/31/15	$9,856	$9,886	$9,814
9/30/15	$9,572	$9,953	$9,576
10/31/15	$9,875	$9,954	$9,860
11/30/15	$9,667	$9,928	$9,682
12/31/15	$9,499	$9,896	$9,468
1/31/16	$9,405	$10,032	$9,351
2/29/16	$9,442	$10,103	$9,426
3/31/16	$9,731	$10,196	$9,766
4/30/16	$9,965	$10,235	$10,093
5/31/16	$9,978	$10,238	$10,126
6/30/16	$10,027	$10,422	$10,216
7/31/16	$10,264	$10,488	$10,465
8/31/16	$10,455	$10,476	$10,676
9/30/16	$10,496	$10,470	$10,726
10/31/16	$10,472	$10,389	$10,740
11/30/16	$10,417	$10,144	$10,683
12/31/16	$10,589	$10,158	$10,862
1/31/17	$10,696	$10,178	$10,986
2/28/17	$10,842	$10,246	$11,126
3/31/17	$10,809	$10,241	$11,109
4/30/17	$10,929	$10,320	$11,245
5/31/17	$11,026	$10,399	$11,337
6/30/17	$11,040	$10,389	$11,355
7/31/17	$11,147	$10,434	$11,474
8/31/17	$11,146	$10,527	$11,485
9/30/17	$11,221	$10,477	$11,575
10/31/17	$11,256	$10,483	$11,627
11/30/17	$11,195	$10,470	$11,596
12/31/17	$11,208	$10,518	$11,620
1/31/18	$11,232	$10,397	$11,670
2/28/18	$11,095	$10,298	$11,555
3/31/18	$11,020	$10,364	$11,490
4/30/18	$11,071	$10,287	$11,553
5/31/18	$11,023	$10,360	$11,539
6/30/18	$11,050	$10,348	$11,565
7/31/18	$11,177	$10,350	$11,689
8/31/18	$11,260	$10,417	$11,781
9/30/18	$11,307	$10,350	$11,840
10/31/18	$11,103	$10,268	$11,666
11/30/18	$11,031	$10,329	$11,602
12/31/18	$10,809	$10,519	$11,382
1/31/19	$11,306	$10,631	$11,886
2/28/19	$11,479	$10,625	$12,082
3/31/19	$11,583	$10,829	$12,218
4/30/19	$11,742	$10,831	$12,374
5/31/19	$11,586	$11,024	$12,244
6/30/19	$11,875	$11,162	$12,562
7/31/19	$11,916	$11,187	$12,635
8/31/19	$11,972	$11,476	$12,728
9/30/19	$12,021	$11,415	$12,772
10/31/19	$12,046	$11,450	$12,814
11/30/19	$12,101	$11,444	$12,892
12/31/19	$12,287	$11,436	$13,101
1/31/20	$12,273	$11,656	$13,110
2/29/20	$12,079	$11,866	$12,922
3/31/20	$10,900	$11,796	$11,538
4/30/20	$11,324	$12,006	$12,020
5/31/20	$11,733	$12,062	$12,546
6/30/20	$11,740	$12,137	$12,627
7/31/20	$12,248	$12,319	$13,234
8/31/20	$12,322	$12,219	$13,335
9/30/20	$12,174	$12,213	$13,174
10/31/20	$12,210	$12,158	$13,236
11/30/20	$12,622	$12,277	$13,705
12/31/20	$12,801	$12,294	$13,924
1/31/21	$12,776	$12,206	$13,939
2/28/21	$12,782	$12,030	$13,961
3/31/21	$12,775	$11,880	$13,966
4/30/21	$12,885	$11,974	$14,114
5/31/21	$12,905	$12,013	$14,145
6/30/21	$13,056	$12,097	$14,325
7/31/21	$13,079	$12,232	$14,388
8/31/21	$13,143	$12,209	$14,465
9/30/21	$13,122	$12,103	$14,459
10/31/21	$13,058	$12,100	$14,435
11/30/21	$12,920	$12,136	$14,292
12/31/21	$13,173	$12,105	$14,564
1/31/22	$12,768	$11,844	$14,151
2/28/22	$12,646	$11,712	$14,024
3/31/22	$12,521	$11,386	$13,898
4/30/22	$12,029	$10,954	$13,401
5/31/22	$12,111	$11,025	$13,488
6/30/22	$11,276	$10,852	$12,577
7/31/22	$11,985	$11,117	$13,351
8/31/22	$11,638	$10,803	$12,988
9/30/22	$11,188	$10,336	$12,484
10/31/22	$11,497	$10,202	$12,856
11/30/22	$11,737	$10,578	$13,122
12/31/22	$11,624	$10,530	$13,023
1/31/23	$12,037	$10,854	$13,494
2/28/23	$11,849	$10,573	$13,296
3/31/23	$12,054	$10,842	$13,486
4/30/23	$12,128	$10,908	$13,602
5/31/23	$12,002	$10,789	$13,468
6/30/23	$12,148	$10,750	$13,656
7/31/23	$12,272	$10,743	$13,833
8/31/23	$12,273	$10,674	$13,861
9/30/23	$12,099	$10,403	$13,688
10/31/23	$11,973	$10,239	$13,555
11/30/23	$12,523	$10,702	$14,177
12/31/23	$12,965	$11,112	$14,662
1/31/24	$12,950	$11,082	$14,673
2/29/24	$12,939	$10,925	$14,680
3/31/24	$13,091	$11,026	$14,853
4/30/24	$12,950	$10,747	$14,716
5/31/24	$13,074	$10,930	$14,881
6/30/24	$13,192	$11,033	$15,032
7/31/24	$13,397	$11,291	$15,283
8/31/24	$13,591	$11,453	$15,518
9/30/24	$13,730	$11,606	$15,692
10/31/24	$13,619	$11,319	$15,580
11/30/24	$13,747	$11,438	$15,747
12/31/24	$13,691	$11,251	$15,665
1/31/25	$13,853	$11,311	$15,876
2/28/25	$13,930	$11,560	$15,983
3/31/25	$13,796	$11,564	$15,846

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.38%	4.82%	3.27%
Class C (including sales charge)	4.38%	4.82%	3.27%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.69%	6.55%	4.71%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,126,414
# of Portfolio Holdings	781
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$19,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
U.S. Treasury Obligations	5.4%
Loan Participations and Assignments	2.6%
Warrants	0.1%
Common Stocks	0.1%
Short-Term Instruments	1.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PHDCX

PIMCO High Yield Fund

Annual Shareholder Report |

March 31, 2025

PIMS4206TSRAR_033125

I-3: PHNNX

PIMCO High Yield Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$78	0.76%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  U.S. duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Security selection within the cable and satellite sector, specifically overweight exposure to a U.S. cable provider, contributed to performance, as spreads tightened.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the consumer products sector, specifically overweight exposure to a private label cleaning product manufacturer, detracted from performance, as spreads widened amid a plant fire.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,009,894	$996,412	$1,011,170
5/31/15	$1,012,162	$994,012	$1,014,709
6/30/15	$997,027	$983,174	$1,000,240
7/31/15	$1,001,870	$990,008	$997,109
8/31/15	$989,525	$988,586	$981,374
9/30/15	$961,808	$995,273	$957,615
10/31/15	$993,071	$995,439	$986,047
11/30/15	$972,878	$992,809	$968,219
12/31/15	$956,772	$989,601	$946,793
1/31/16	$948,036	$1,003,219	$935,071
2/29/16	$952,470	$1,010,335	$942,645
3/31/16	$982,379	$1,019,605	$976,580
4/30/16	$1,006,739	$1,023,519	$1,009,306
5/31/16	$1,008,828	$1,023,781	$1,012,636
6/30/16	$1,014,603	$1,042,177	$1,021,588
7/31/16	$1,039,418	$1,048,765	$1,046,545
8/31/16	$1,059,630	$1,047,566	$1,067,612
9/30/16	$1,064,690	$1,046,952	$1,072,630
10/31/16	$1,063,070	$1,038,944	$1,074,046
11/30/16	$1,058,243	$1,014,369	$1,068,332
12/31/16	$1,076,645	$1,015,800	$1,086,152
1/31/17	$1,088,353	$1,017,793	$1,098,556
2/28/17	$1,104,046	$1,024,634	$1,112,562
3/31/17	$1,101,606	$1,024,097	$1,110,938
4/30/17	$1,114,603	$1,032,000	$1,124,536
5/31/17	$1,125,452	$1,039,943	$1,133,723
6/30/17	$1,127,828	$1,038,896	$1,135,458
7/31/17	$1,139,575	$1,043,367	$1,147,414
8/31/17	$1,140,441	$1,052,726	$1,148,539
9/30/17	$1,148,996	$1,047,712	$1,157,475
10/31/17	$1,153,490	$1,048,319	$1,162,695
11/30/17	$1,148,083	$1,046,973	$1,159,625
12/31/17	$1,150,372	$1,051,778	$1,161,956
1/31/18	$1,153,734	$1,039,665	$1,166,964
2/28/18	$1,140,487	$1,029,809	$1,155,481
3/31/18	$1,133,764	$1,036,414	$1,149,011
4/30/18	$1,139,871	$1,028,705	$1,155,342
5/31/18	$1,135,857	$1,036,047	$1,153,897
6/30/18	$1,139,590	$1,034,773	$1,156,517
7/31/18	$1,153,634	$1,035,019	$1,168,914
8/31/18	$1,163,171	$1,041,679	$1,178,067
9/30/18	$1,168,881	$1,034,971	$1,183,993
10/31/18	$1,148,736	$1,026,792	$1,166,600
11/30/18	$1,142,190	$1,032,921	$1,160,172
12/31/18	$1,120,126	$1,051,898	$1,138,210
1/31/19	$1,172,487	$1,063,068	$1,188,610
2/28/19	$1,191,276	$1,062,452	$1,208,234
3/31/19	$1,203,097	$1,082,853	$1,221,766
4/30/19	$1,220,541	$1,083,130	$1,237,417
5/31/19	$1,205,318	$1,102,358	$1,224,424
6/30/19	$1,236,238	$1,116,201	$1,256,173
7/31/19	$1,241,476	$1,118,657	$1,263,509
8/31/19	$1,248,456	$1,147,643	$1,272,758
9/30/19	$1,254,408	$1,141,531	$1,277,213
10/31/19	$1,258,093	$1,144,969	$1,281,441
11/30/19	$1,264,819	$1,144,386	$1,289,219
12/31/19	$1,285,325	$1,143,588	$1,310,143
1/31/20	$1,284,884	$1,165,596	$1,311,021
2/29/20	$1,265,538	$1,186,575	$1,292,168
3/31/20	$1,142,942	$1,179,592	$1,153,803
4/30/20	$1,188,264	$1,200,561	$1,202,032
5/31/20	$1,232,121	$1,206,151	$1,254,621
6/30/20	$1,233,835	$1,213,749	$1,262,738
7/31/20	$1,288,344	$1,231,878	$1,323,375
8/31/20	$1,297,163	$1,221,935	$1,333,525
9/30/20	$1,282,563	$1,221,265	$1,317,389
10/31/20	$1,287,430	$1,215,812	$1,323,634
11/30/20	$1,331,858	$1,227,742	$1,370,543
12/31/20	$1,351,883	$1,229,433	$1,392,431
1/31/21	$1,350,235	$1,220,618	$1,393,865
2/28/21	$1,351,896	$1,202,992	$1,396,067
3/31/21	$1,352,266	$1,187,971	$1,396,640
4/30/21	$1,365,016	$1,197,356	$1,411,374
5/31/21	$1,368,146	$1,201,268	$1,414,494
6/30/21	$1,385,252	$1,209,708	$1,432,486
7/31/21	$1,388,874	$1,223,233	$1,438,774
8/31/21	$1,396,762	$1,220,905	$1,446,515
9/30/21	$1,395,585	$1,210,334	$1,445,908
10/31/21	$1,389,921	$1,210,000	$1,443,464
11/30/21	$1,376,282	$1,213,580	$1,429,202
12/31/21	$1,404,456	$1,210,475	$1,456,429
1/31/22	$1,362,317	$1,184,396	$1,415,095
2/28/22	$1,350,204	$1,171,183	$1,402,444
3/31/22	$1,337,976	$1,138,645	$1,389,766
4/30/22	$1,286,509	$1,095,436	$1,340,054
5/31/22	$1,296,206	$1,102,499	$1,348,805
6/30/22	$1,207,830	$1,085,203	$1,257,747
7/31/22	$1,284,737	$1,111,719	$1,335,149
8/31/22	$1,248,602	$1,080,306	$1,298,793
9/30/22	$1,201,311	$1,033,630	$1,248,361
10/31/22	$1,235,513	$1,020,242	$1,285,612
11/30/22	$1,262,212	$1,057,762	$1,312,185
12/31/22	$1,251,163	$1,052,991	$1,302,318
1/31/23	$1,296,582	$1,085,385	$1,349,397
2/28/23	$1,277,279	$1,057,322	$1,329,614
3/31/23	$1,300,459	$1,084,180	$1,348,614
4/30/23	$1,309,423	$1,090,751	$1,360,172
5/31/23	$1,296,792	$1,078,874	$1,346,774
6/30/23	$1,313,621	$1,075,027	$1,365,575
7/31/23	$1,328,043	$1,074,277	$1,383,300
8/31/23	$1,329,189	$1,067,415	$1,386,095
9/30/23	$1,311,503	$1,040,290	$1,368,783
10/31/23	$1,298,727	$1,023,873	$1,355,492
11/30/23	$1,359,508	$1,070,241	$1,417,736
12/31/23	$1,408,572	$1,111,209	$1,466,194
1/31/24	$1,408,044	$1,108,157	$1,467,294
2/29/24	$1,407,903	$1,092,501	$1,467,969
3/31/24	$1,425,635	$1,102,589	$1,485,261
4/30/24	$1,411,338	$1,074,739	$1,471,612
5/31/24	$1,426,073	$1,092,959	$1,488,064
6/30/24	$1,439,980	$1,103,307	$1,503,213
7/31/24	$1,463,570	$1,129,077	$1,528,302
8/31/24	$1,486,013	$1,145,301	$1,551,776
9/30/24	$1,502,284	$1,160,636	$1,569,234
10/31/24	$1,491,348	$1,131,854	$1,557,951
11/30/24	$1,506,623	$1,143,821	$1,574,668
12/31/24	$1,501,695	$1,125,101	$1,566,527
1/31/25	$1,520,730	$1,131,070	$1,587,581
2/28/25	$1,530,234	$1,155,956	$1,598,297
3/31/25	$1,516,692	$1,156,391	$1,584,647

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	6.39%	5.82%	4.25%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.69%	6.55%	4.71%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,126,414
# of Portfolio Holdings	781
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$19,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
U.S. Treasury Obligations	5.4%
Loan Participations and Assignments	2.6%
Warrants	0.1%
Common Stocks	0.1%
Short-Term Instruments	1.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PHNNX

PIMCO High Yield Fund

Annual Shareholder Report |

March 31, 2025

PIMS2184TSRAR_033125

Institutional Class: PHIYX

PIMCO High Yield Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	0.61%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  U.S. duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Security selection within the cable and satellite sector, specifically overweight exposure to a U.S. cable provider, contributed to performance, as spreads tightened.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the consumer products sector, specifically overweight exposure to a private label cleaning product manufacturer, detracted from performance, as spreads widened amid a plant fire.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,010,018	$996,412	$1,011,170
5/31/15	$1,012,415	$994,012	$1,014,709
6/30/15	$997,400	$983,174	$1,000,240
7/31/15	$1,002,371	$990,008	$997,109
8/31/15	$990,146	$988,586	$981,374
9/30/15	$962,533	$995,273	$957,615
10/31/15	$993,945	$995,439	$986,047
11/30/15	$973,854	$992,809	$968,219
12/31/15	$957,854	$989,601	$946,793
1/31/16	$949,227	$1,003,219	$935,071
2/29/16	$953,778	$1,010,335	$942,645
3/31/16	$983,852	$1,019,605	$976,580
4/30/16	$1,008,372	$1,023,519	$1,009,306
5/31/16	$1,010,592	$1,023,781	$1,012,636
6/30/16	$1,016,500	$1,042,177	$1,021,588
7/31/16	$1,041,493	$1,048,765	$1,046,545
8/31/16	$1,061,879	$1,047,566	$1,067,612
9/30/16	$1,067,080	$1,046,952	$1,072,630
10/31/16	$1,065,592	$1,038,944	$1,074,046
11/30/16	$1,060,884	$1,014,369	$1,068,332
12/31/16	$1,079,468	$1,015,800	$1,086,152
1/31/17	$1,091,345	$1,017,793	$1,098,556
2/28/17	$1,107,207	$1,024,634	$1,112,562
3/31/17	$1,104,900	$1,024,097	$1,110,938
4/30/17	$1,118,072	$1,032,000	$1,124,536
5/31/17	$1,129,098	$1,039,943	$1,133,723
6/30/17	$1,131,620	$1,038,896	$1,135,458
7/31/17	$1,143,552	$1,043,367	$1,147,414
8/31/17	$1,144,566	$1,052,726	$1,148,539
9/30/17	$1,153,292	$1,047,712	$1,157,475
10/31/17	$1,157,950	$1,048,319	$1,162,695
11/30/17	$1,152,664	$1,046,973	$1,159,625
12/31/17	$1,155,110	$1,051,778	$1,161,956
1/31/18	$1,158,633	$1,039,665	$1,166,964
2/28/18	$1,145,460	$1,029,809	$1,155,481
3/31/18	$1,138,853	$1,036,414	$1,149,011
4/30/18	$1,145,120	$1,028,705	$1,155,342
5/31/18	$1,141,260	$1,036,047	$1,153,897
6/30/18	$1,145,108	$1,034,773	$1,156,517
7/31/18	$1,159,348	$1,035,019	$1,168,914
8/31/18	$1,169,089	$1,041,679	$1,178,067
9/30/18	$1,174,958	$1,034,971	$1,183,993
10/31/18	$1,154,862	$1,026,792	$1,166,600
11/30/18	$1,148,430	$1,032,921	$1,160,172
12/31/18	$1,126,383	$1,051,898	$1,138,210
1/31/19	$1,179,177	$1,063,068	$1,188,610
2/28/19	$1,198,206	$1,062,452	$1,208,234
3/31/19	$1,210,247	$1,082,853	$1,221,766
4/30/19	$1,227,943	$1,083,130	$1,237,417
5/31/19	$1,212,788	$1,102,358	$1,224,424
6/30/19	$1,244,041	$1,116,201	$1,256,173
7/31/19	$1,249,486	$1,118,657	$1,263,509
8/31/19	$1,256,681	$1,147,643	$1,272,758
9/30/19	$1,262,807	$1,141,531	$1,277,213
10/31/19	$1,266,678	$1,144,969	$1,281,441
11/30/19	$1,273,610	$1,144,386	$1,289,219
12/31/19	$1,294,418	$1,143,588	$1,310,143
1/31/20	$1,294,144	$1,165,596	$1,311,021
2/29/20	$1,274,813	$1,186,575	$1,292,168
3/31/20	$1,151,454	$1,179,592	$1,153,803
4/30/20	$1,197,248	$1,200,561	$1,202,032
5/31/20	$1,241,595	$1,206,151	$1,254,621
6/30/20	$1,243,470	$1,213,749	$1,262,738
7/31/20	$1,298,574	$1,231,878	$1,323,375
8/31/20	$1,307,616	$1,221,935	$1,333,525
9/30/20	$1,293,062	$1,221,265	$1,317,389
10/31/20	$1,298,138	$1,215,812	$1,323,634
11/30/20	$1,343,093	$1,227,742	$1,370,543
12/31/20	$1,363,476	$1,229,433	$1,392,431
1/31/21	$1,361,970	$1,220,618	$1,393,865
2/28/21	$1,363,803	$1,202,992	$1,396,067
3/31/21	$1,364,349	$1,187,971	$1,396,640
4/30/21	$1,377,392	$1,197,356	$1,411,374
5/31/21	$1,380,712	$1,201,268	$1,414,494
6/30/21	$1,398,147	$1,209,708	$1,432,486
7/31/21	$1,401,986	$1,223,233	$1,438,774
8/31/21	$1,410,121	$1,220,905	$1,446,515
9/30/21	$1,409,108	$1,210,334	$1,445,908
10/31/21	$1,403,564	$1,210,000	$1,443,464
11/30/21	$1,389,991	$1,213,580	$1,429,202
12/31/21	$1,418,638	$1,210,475	$1,456,429
1/31/22	$1,376,244	$1,184,396	$1,415,095
2/28/22	$1,364,163	$1,171,183	$1,402,444
3/31/22	$1,351,978	$1,138,645	$1,389,766
4/30/22	$1,300,142	$1,095,436	$1,340,054
5/31/22	$1,310,099	$1,102,499	$1,348,805
6/30/22	$1,220,930	$1,085,203	$1,257,747
7/31/22	$1,298,828	$1,111,719	$1,335,149
8/31/22	$1,262,473	$1,080,306	$1,298,793
9/30/22	$1,214,820	$1,033,630	$1,248,361
10/31/22	$1,249,518	$1,020,242	$1,285,612
11/30/22	$1,276,682	$1,057,762	$1,312,185
12/31/22	$1,265,679	$1,052,991	$1,302,318
1/31/23	$1,311,781	$1,085,385	$1,349,397
2/28/23	$1,292,428	$1,057,322	$1,329,614
3/31/23	$1,316,074	$1,084,180	$1,348,614
4/30/23	$1,325,295	$1,090,751	$1,360,172
5/31/23	$1,312,680	$1,078,874	$1,346,774
6/30/23	$1,329,888	$1,075,027	$1,365,575
7/31/23	$1,344,652	$1,074,277	$1,383,300
8/31/23	$1,345,981	$1,067,415	$1,386,095
9/30/23	$1,328,240	$1,040,290	$1,368,783
10/31/23	$1,315,485	$1,023,873	$1,355,492
11/30/23	$1,377,207	$1,070,241	$1,417,736
12/31/23	$1,427,097	$1,111,209	$1,466,194
1/31/24	$1,426,740	$1,108,157	$1,467,294
2/29/24	$1,426,766	$1,092,501	$1,467,969
3/31/24	$1,444,917	$1,102,589	$1,485,261
4/30/24	$1,430,602	$1,074,739	$1,471,612
5/31/24	$1,445,734	$1,092,959	$1,488,064
6/30/24	$1,460,000	$1,103,307	$1,503,213
7/31/24	$1,484,104	$1,129,077	$1,528,302
8/31/24	$1,507,062	$1,145,301	$1,551,776
9/30/24	$1,523,738	$1,160,636	$1,569,234
10/31/24	$1,512,836	$1,131,854	$1,557,951
11/30/24	$1,528,521	$1,143,821	$1,574,668
12/31/24	$1,523,715	$1,125,101	$1,566,527
1/31/25	$1,543,222	$1,131,070	$1,587,581
2/28/25	$1,553,044	$1,155,956	$1,598,297
3/31/25	$1,539,484	$1,156,391	$1,584,647

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.54%	5.98%	4.41%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.69%	6.55%	4.71%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,126,414
# of Portfolio Holdings	781
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$19,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
U.S. Treasury Obligations	5.4%
Loan Participations and Assignments	2.6%
Warrants	0.1%
Common Stocks	0.1%
Short-Term Instruments	1.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PHIYX

PIMCO High Yield Fund

Annual Shareholder Report |

March 31, 2025

PIMS0108TSRAR_033125

I-2: PHLPX

PIMCO High Yield Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$73	0.71%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  U.S. duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Security selection within the cable and satellite sector, specifically overweight exposure to a U.S. cable provider, contributed to performance, as spreads tightened.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the consumer products sector, specifically overweight exposure to a private label cleaning product manufacturer, detracted from performance, as spreads widened amid a plant fire.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,009,936	$996,412	$1,011,170
5/31/15	$1,012,247	$994,012	$1,014,709
6/30/15	$997,152	$983,174	$1,000,240
7/31/15	$1,002,033	$990,008	$997,109
8/31/15	$989,734	$988,586	$981,374
9/30/15	$962,052	$995,273	$957,615
10/31/15	$993,362	$995,439	$986,047
11/30/15	$973,210	$992,809	$968,219
12/31/15	$957,131	$989,601	$946,793
1/31/16	$948,439	$1,003,219	$935,071
2/29/16	$952,920	$1,010,335	$942,645
3/31/16	$982,887	$1,019,605	$976,580
4/30/16	$1,007,301	$1,023,519	$1,009,306
5/31/16	$1,009,437	$1,023,781	$1,012,636
6/30/16	$1,015,256	$1,042,177	$1,021,588
7/31/16	$1,040,129	$1,048,765	$1,046,545
8/31/16	$1,060,374	$1,047,566	$1,067,612
9/30/16	$1,065,475	$1,046,952	$1,072,630
10/31/16	$1,063,906	$1,038,944	$1,074,046
11/30/16	$1,059,124	$1,014,369	$1,068,332
12/31/16	$1,077,563	$1,015,800	$1,086,152
1/31/17	$1,089,333	$1,017,793	$1,098,556
2/28/17	$1,105,083	$1,024,634	$1,112,562
3/31/17	$1,102,681	$1,024,097	$1,110,938
4/30/17	$1,115,742	$1,032,000	$1,124,536
5/31/17	$1,126,650	$1,039,943	$1,133,723
6/30/17	$1,129,069	$1,038,896	$1,135,458
7/31/17	$1,140,884	$1,043,367	$1,147,414
8/31/17	$1,141,800	$1,052,726	$1,148,539
9/30/17	$1,150,408	$1,047,712	$1,157,475
10/31/17	$1,154,959	$1,048,319	$1,162,695
11/30/17	$1,149,592	$1,046,973	$1,159,625
12/31/17	$1,151,929	$1,051,778	$1,161,956
1/31/18	$1,155,349	$1,039,665	$1,166,964
2/28/18	$1,142,125	$1,029,809	$1,155,481
3/31/18	$1,135,439	$1,036,414	$1,149,011
4/30/18	$1,141,597	$1,028,705	$1,155,342
5/31/18	$1,137,653	$1,036,047	$1,153,897
6/30/18	$1,141,392	$1,034,773	$1,156,517
7/31/18	$1,155,491	$1,035,019	$1,168,914
8/31/18	$1,165,092	$1,041,679	$1,178,067
9/30/18	$1,170,854	$1,034,971	$1,183,993
10/31/18	$1,150,723	$1,026,792	$1,166,600
11/30/18	$1,144,215	$1,032,921	$1,160,172
12/31/18	$1,122,156	$1,051,898	$1,138,210
1/31/19	$1,174,655	$1,063,068	$1,188,610
2/28/19	$1,193,521	$1,062,452	$1,208,234
3/31/19	$1,205,414	$1,082,853	$1,221,766
4/30/19	$1,222,941	$1,083,130	$1,237,417
5/31/19	$1,207,742	$1,102,358	$1,224,424
6/30/19	$1,238,774	$1,116,201	$1,256,173
7/31/19	$1,244,091	$1,118,657	$1,263,509
8/31/19	$1,251,142	$1,147,643	$1,272,758
9/30/19	$1,257,146	$1,141,531	$1,277,213
10/31/19	$1,260,892	$1,144,969	$1,281,441
11/30/19	$1,267,687	$1,144,386	$1,289,219
12/31/19	$1,288,289	$1,143,588	$1,310,143
1/31/20	$1,287,902	$1,165,596	$1,311,021
2/29/20	$1,268,566	$1,186,575	$1,292,168
3/31/20	$1,145,716	$1,179,592	$1,153,803
4/30/20	$1,191,186	$1,200,561	$1,202,032
5/31/20	$1,235,205	$1,206,151	$1,254,621
6/30/20	$1,236,966	$1,213,749	$1,262,738
7/31/20	$1,291,672	$1,231,878	$1,323,375
8/31/20	$1,300,564	$1,221,935	$1,333,525
9/30/20	$1,285,982	$1,221,265	$1,317,389
10/31/20	$1,290,917	$1,215,812	$1,323,634
11/30/20	$1,335,518	$1,227,742	$1,370,543
12/31/20	$1,355,661	$1,229,433	$1,392,431
1/31/21	$1,354,060	$1,220,618	$1,393,865
2/28/21	$1,355,779	$1,202,992	$1,396,067
3/31/21	$1,356,207	$1,187,971	$1,396,640
4/30/21	$1,369,056	$1,197,356	$1,411,374
5/31/21	$1,372,249	$1,201,268	$1,414,494
6/30/21	$1,389,464	$1,209,708	$1,432,486
7/31/21	$1,393,157	$1,223,233	$1,438,774
8/31/21	$1,401,127	$1,220,905	$1,446,515
9/30/21	$1,400,005	$1,210,334	$1,445,908
10/31/21	$1,394,380	$1,210,000	$1,443,464
11/30/21	$1,380,781	$1,213,580	$1,429,202
12/31/21	$1,409,112	$1,210,475	$1,456,429
1/31/22	$1,366,893	$1,184,396	$1,415,095
2/28/22	$1,354,790	$1,171,183	$1,402,444
3/31/22	$1,342,576	$1,138,645	$1,389,766
4/30/22	$1,290,989	$1,095,436	$1,340,054
5/31/22	$1,300,774	$1,102,499	$1,348,805
6/30/22	$1,212,136	$1,085,203	$1,257,747
7/31/22	$1,289,365	$1,111,719	$1,335,149
8/31/22	$1,253,168	$1,080,306	$1,298,793
9/30/22	$1,205,757	$1,033,630	$1,248,361
10/31/22	$1,240,101	$1,020,242	$1,285,612
11/30/22	$1,266,947	$1,057,762	$1,312,185
12/31/22	$1,255,913	$1,052,991	$1,302,318
1/31/23	$1,301,557	$1,085,385	$1,349,397
2/28/23	$1,282,255	$1,057,322	$1,329,614
3/31/23	$1,305,607	$1,084,180	$1,348,614
4/30/23	$1,314,654	$1,090,751	$1,360,172
5/31/23	$1,302,029	$1,078,874	$1,346,774
6/30/23	$1,318,984	$1,075,027	$1,365,575
7/31/23	$1,333,520	$1,074,277	$1,383,300
8/31/23	$1,334,727	$1,067,415	$1,386,095
9/30/23	$1,317,022	$1,040,290	$1,368,783
10/31/23	$1,304,267	$1,023,873	$1,355,492
11/30/23	$1,365,351	$1,070,241	$1,417,736
12/31/23	$1,414,688	$1,111,209	$1,466,194
1/31/24	$1,414,218	$1,108,157	$1,467,294
2/29/24	$1,414,132	$1,092,501	$1,467,969
3/31/24	$1,432,003	$1,102,589	$1,485,261
4/30/24	$1,417,699	$1,074,739	$1,471,612
5/31/24	$1,432,565	$1,092,959	$1,488,064
6/30/24	$1,446,591	$1,103,307	$1,503,213
7/31/24	$1,470,350	$1,129,077	$1,528,302
8/31/24	$1,492,961	$1,145,301	$1,551,776
9/30/24	$1,509,365	$1,160,636	$1,569,234
10/31/24	$1,498,440	$1,131,854	$1,557,951
11/30/24	$1,513,848	$1,143,821	$1,574,668
12/31/24	$1,508,960	$1,125,101	$1,566,527
1/31/25	$1,528,145	$1,131,070	$1,587,581
2/28/25	$1,537,754	$1,155,956	$1,598,297
3/31/25	$1,524,205	$1,156,391	$1,584,647

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	6.44%	5.87%	4.30%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.69%	6.55%	4.71%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,126,414
# of Portfolio Holdings	781
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$19,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
U.S. Treasury Obligations	5.4%
Loan Participations and Assignments	2.6%
Warrants	0.1%
Common Stocks	0.1%
Short-Term Instruments	1.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PHLPX

PIMCO High Yield Fund

Annual Shareholder Report |

March 31, 2025

PIMS1910TSRAR_033125

Class R: PHYRX

PIMCO High Yield Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$125	1.21%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  U.S. duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Security selection within the cable and satellite sector, specifically overweight exposure to a U.S. cable provider, contributed to performance, as spreads tightened.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the consumer products sector, specifically overweight exposure to a private label cleaning product manufacturer, detracted from performance, as spreads widened amid a plant fire.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,095	$9,964	$10,112
5/31/15	$10,114	$9,940	$10,147
6/30/15	$9,959	$9,832	$10,002
7/31/15	$10,003	$9,900	$9,971
8/31/15	$9,877	$9,886	$9,814
9/30/15	$9,596	$9,953	$9,576
10/31/15	$9,904	$9,954	$9,860
11/30/15	$9,700	$9,928	$9,682
12/31/15	$9,535	$9,896	$9,468
1/31/16	$9,445	$10,032	$9,351
2/29/16	$9,486	$10,103	$9,426
3/31/16	$9,780	$10,196	$9,766
4/30/16	$10,018	$10,235	$10,093
5/31/16	$10,036	$10,238	$10,126
6/30/16	$10,089	$10,422	$10,216
7/31/16	$10,332	$10,488	$10,465
8/31/16	$10,529	$10,476	$10,676
9/30/16	$10,575	$10,470	$10,726
10/31/16	$10,555	$10,389	$10,740
11/30/16	$10,504	$10,144	$10,683
12/31/16	$10,682	$10,158	$10,862
1/31/17	$10,794	$10,178	$10,986
2/28/17	$10,946	$10,246	$11,126
3/31/17	$10,917	$10,241	$11,109
4/30/17	$11,043	$10,320	$11,245
5/31/17	$11,146	$10,399	$11,337
6/30/17	$11,165	$10,389	$11,355
7/31/17	$11,277	$10,434	$11,474
8/31/17	$11,282	$10,527	$11,485
9/30/17	$11,362	$10,477	$11,575
10/31/17	$11,402	$10,483	$11,627
11/30/17	$11,344	$10,470	$11,596
12/31/17	$11,363	$10,518	$11,620
1/31/18	$11,392	$10,397	$11,670
2/28/18	$11,257	$10,298	$11,555
3/31/18	$11,186	$10,364	$11,490
4/30/18	$11,242	$10,287	$11,553
5/31/18	$11,199	$10,360	$11,539
6/30/18	$11,231	$10,348	$11,565
7/31/18	$11,365	$10,350	$11,689
8/31/18	$11,454	$10,417	$11,781
9/30/18	$11,506	$10,350	$11,840
10/31/18	$11,304	$10,268	$11,666
11/30/18	$11,235	$10,329	$11,602
12/31/18	$11,014	$10,519	$11,382
1/31/19	$11,524	$10,631	$11,886
2/28/19	$11,705	$10,625	$12,082
3/31/19	$11,817	$10,829	$12,218
4/30/19	$11,984	$10,831	$12,374
5/31/19	$11,829	$11,024	$12,244
6/30/19	$12,129	$11,162	$12,562
7/31/19	$12,176	$11,187	$12,635
8/31/19	$12,239	$11,476	$12,728
9/30/19	$12,293	$11,415	$12,772
10/31/19	$12,325	$11,450	$12,814
11/30/19	$12,386	$11,444	$12,892
12/31/19	$12,582	$11,436	$13,101
1/31/20	$12,573	$11,656	$13,110
2/29/20	$12,379	$11,866	$12,922
3/31/20	$11,176	$11,796	$11,538
4/30/20	$11,614	$12,006	$12,020
5/31/20	$12,039	$12,062	$12,546
6/30/20	$12,051	$12,137	$12,627
7/31/20	$12,578	$12,319	$13,234
8/31/20	$12,660	$12,219	$13,335
9/30/20	$12,513	$12,213	$13,174
10/31/20	$12,555	$12,158	$13,236
11/30/20	$12,984	$12,277	$13,705
12/31/20	$13,174	$12,294	$13,924
1/31/21	$13,153	$12,206	$13,939
2/28/21	$13,165	$12,030	$13,961
3/31/21	$13,163	$11,880	$13,966
4/30/21	$13,282	$11,974	$14,114
5/31/21	$13,308	$12,013	$14,145
6/30/21	$13,469	$12,097	$14,325
7/31/21	$13,499	$12,232	$14,388
8/31/21	$13,571	$12,209	$14,465
9/30/21	$13,555	$12,103	$14,459
10/31/21	$13,494	$12,100	$14,435
11/30/21	$13,357	$12,136	$14,292
12/31/21	$13,625	$12,105	$14,564
1/31/22	$13,212	$11,844	$14,151
2/28/22	$13,090	$11,712	$14,024
3/31/22	$12,966	$11,386	$13,898
4/30/22	$12,462	$10,954	$13,401
5/31/22	$12,552	$11,025	$13,488
6/30/22	$11,692	$10,852	$12,577
7/31/22	$12,431	$11,117	$13,351
8/31/22	$12,077	$10,803	$12,988
9/30/22	$11,615	$10,336	$12,484
10/31/22	$11,941	$10,202	$12,856
11/30/22	$12,195	$10,578	$13,122
12/31/22	$12,083	$10,530	$13,023
1/31/23	$12,517	$10,854	$13,494
2/28/23	$12,327	$10,573	$13,296
3/31/23	$12,546	$10,842	$13,486
4/30/23	$12,628	$10,908	$13,602
5/31/23	$12,501	$10,789	$13,468
6/30/23	$12,659	$10,750	$13,656
7/31/23	$12,793	$10,743	$13,833
8/31/23	$12,799	$10,674	$13,861
9/30/23	$12,624	$10,403	$13,688
10/31/23	$12,497	$10,239	$13,555
11/30/23	$13,077	$10,702	$14,177
12/31/23	$13,544	$11,112	$14,662
1/31/24	$13,534	$11,082	$14,673
2/29/24	$13,527	$10,925	$14,680
3/31/24	$13,693	$11,026	$14,853
4/30/24	$13,550	$10,747	$14,716
5/31/24	$13,686	$10,930	$14,881
6/30/24	$13,815	$11,033	$15,032
7/31/24	$14,036	$11,291	$15,283
8/31/24	$14,245	$11,453	$15,518
9/30/24	$14,396	$11,606	$15,692
10/31/24	$14,286	$11,319	$15,580
11/30/24	$14,427	$11,438	$15,747
12/31/24	$14,374	$11,251	$15,665
1/31/25	$14,551	$11,311	$15,876
2/28/25	$14,637	$11,560	$15,983
3/31/25	$14,502	$11,564	$15,846

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class R	5.91%	5.35%	3.79%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.69%	6.55%	4.71%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,126,414
# of Portfolio Holdings	781
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$19,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
U.S. Treasury Obligations	5.4%
Loan Participations and Assignments	2.6%
Warrants	0.1%
Common Stocks	0.1%
Short-Term Instruments	1.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PHYRX

PIMCO High Yield Fund

Annual Shareholder Report |

March 31, 2025

PIMS4506TSRAR_033125

Class A: PHSAX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.04%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the technology sector, specifically overweight exposure to a telecommunications equipment provider, contributed to performance, as spreads tightened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a glass and metal packaging company, contributed to performance, as spreads widened.

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  Security selection within the healthcare sector, specifically exposure to restructure equity of a healthcare services company, detracted from performance, as prices fell.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
3/31/15	$9,621	$10,000	$10,000
4/30/15	$9,715	$9,944	$10,102
5/31/15	$9,751	$9,903	$10,128
6/30/15	$9,607	$9,780	$9,969
7/31/15	$9,619	$9,877	$9,950
8/31/15	$9,489	$9,851	$9,799
9/30/15	$9,224	$9,909	$9,567
10/31/15	$9,497	$9,941	$9,824
11/30/15	$9,287	$9,946	$9,671
12/31/15	$9,113	$9,919	$9,444
1/31/16	$8,994	$10,064	$9,304
2/29/16	$8,979	$10,161	$9,323
3/31/16	$9,377	$10,244	$9,724
4/30/16	$9,646	$10,262	$10,064
5/31/16	$9,691	$10,305	$10,127
6/30/16	$9,738	$10,501	$10,202
7/31/16	$9,981	$10,564	$10,459
8/31/16	$10,205	$10,559	$10,687
9/30/16	$10,245	$10,557	$10,731
10/31/16	$10,259	$10,455	$10,778
11/30/16	$10,224	$10,282	$10,730
12/31/16	$10,453	$10,311	$10,942
1/31/17	$10,593	$10,273	$11,080
2/28/17	$10,769	$10,361	$11,243
3/31/17	$10,744	$10,356	$11,231
4/30/17	$10,885	$10,426	$11,361
5/31/17	$10,999	$10,487	$11,468
6/30/17	$11,010	$10,458	$11,491
7/31/17	$11,142	$10,492	$11,622
8/31/17	$11,136	$10,588	$11,631
9/30/17	$11,219	$10,539	$11,729
10/31/17	$11,254	$10,583	$11,798
11/30/17	$11,214	$10,600	$11,768
12/31/17	$11,255	$10,624	$11,799
1/31/18	$11,325	$10,548	$11,874
2/28/18	$11,228	$10,524	$11,775
3/31/18	$11,152	$10,611	$11,719
4/30/18	$11,222	$10,572	$11,800
5/31/18	$11,194	$10,611	$11,771
6/30/18	$11,224	$10,631	$11,797
7/31/18	$11,356	$10,634	$11,944
8/31/18	$11,436	$10,667	$12,015
9/30/18	$11,497	$10,626	$12,081
10/31/18	$11,293	$10,605	$11,902
11/30/18	$11,174	$10,657	$11,769
12/31/18	$10,918	$10,811	$11,565
1/31/19	$11,422	$10,925	$12,040
2/28/19	$11,609	$10,938	$12,254
3/31/19	$11,709	$11,134	$12,387
4/30/19	$11,916	$11,141	$12,567
5/31/19	$11,716	$11,301	$12,417
6/30/19	$11,983	$11,460	$12,728
7/31/19	$12,036	$11,550	$12,808
8/31/19	$12,081	$11,812	$12,875
9/30/19	$12,142	$11,757	$12,909
10/31/19	$12,157	$11,737	$12,939
11/30/19	$12,200	$11,723	$12,998
12/31/19	$12,492	$11,699	$13,246
1/31/20	$12,473	$11,910	$13,261
2/29/20	$12,261	$12,056	$13,056
3/31/20	$10,907	$11,868	$11,481
4/30/20	$11,335	$12,060	$11,981
5/31/20	$11,792	$12,095	$12,476
6/30/20	$11,865	$12,155	$12,632
7/31/20	$12,365	$12,288	$13,148
8/31/20	$12,514	$12,199	$13,294
9/30/20	$12,378	$12,243	$13,174
10/31/20	$12,412	$12,244	$13,230
11/30/20	$12,995	$12,314	$13,772
12/31/20	$13,228	$12,352	$13,999
1/31/21	$13,243	$12,286	$14,060
2/28/21	$13,314	$12,095	$14,121
3/31/21	$13,345	$12,047	$14,161
4/30/21	$13,474	$12,078	$14,303
5/31/21	$13,478	$12,105	$14,344
6/30/21	$13,631	$12,164	$14,509
7/31/21	$13,664	$12,316	$14,564
8/31/21	$13,734	$12,291	$14,637
9/30/21	$13,710	$12,175	$14,640
10/31/21	$13,657	$12,143	$14,598
11/30/21	$13,523	$12,230	$14,470
12/31/21	$13,798	$12,180	$14,707
1/31/22	$13,413	$11,989	$14,358
2/28/22	$13,268	$11,829	$14,155
3/31/22	$13,220	$11,574	$14,066
4/30/22	$12,712	$11,263	$13,598
5/31/22	$12,702	$11,248	$13,578
6/30/22	$11,796	$11,077	$12,669
7/31/22	$12,538	$11,359	$13,394
8/31/22	$12,264	$11,063	$13,122
9/30/22	$11,822	$10,707	$12,604
10/31/22	$12,157	$10,671	$12,929
11/30/22	$12,470	$10,943	$13,238
12/31/22	$12,410	$10,814	$13,153
1/31/23	$12,879	$11,063	$13,652
2/28/23	$12,772	$10,886	$13,530
3/31/23	$12,879	$11,128	$13,630
4/30/23	$12,981	$11,185	$13,751
5/31/23	$12,907	$11,141	$13,687
6/30/23	$13,083	$11,134	$13,871
7/31/23	$13,279	$11,138	$14,069
8/31/23	$13,298	$11,124	$14,115
9/30/23	$13,179	$10,932	$14,011
10/31/23	$13,026	$10,854	$13,878
11/30/23	$13,620	$11,228	$14,459
12/31/23	$14,108	$11,586	$14,966
1/31/24	$14,143	$11,564	$15,005
2/29/24	$14,197	$11,484	$15,059
3/31/24	$14,350	$11,588	$15,211
4/30/24	$14,247	$11,401	$15,099
5/31/24	$14,420	$11,502	$15,268
6/30/24	$14,536	$11,602	$15,404
7/31/24	$14,805	$11,826	$15,683
8/31/24	$15,050	$11,956	$15,921
9/30/24	$15,244	$12,094	$16,162
10/31/24	$15,172	$11,931	$16,124
11/30/24	$15,318	$12,072	$16,287
12/31/24	$15,297	$11,980	$16,263
1/31/25	$15,447	$12,026	$16,464
2/28/25	$15,571	$12,171	$16,590
3/31/25	$15,429	$12,120	$16,424

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.52%	7.18%	4.84%
Class A (including sales charge)	3.51%	6.38%	4.43%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	7.98%	7.42%	5.09%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$449,075
# of Portfolio Holdings	935
Portfolio Turnover Rate	60%
Total Net Advisory Fees Paid During the Reporting Period	$1,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	77.1%
Loan Participations and Assignments	7.5%
U.S. Treasury Obligations	7.4%
Sovereign Issues	6.3%
Common Stocks	0.6%
Convertible Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.2%
Affiliated Investments	0.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PHSAX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report |

March 31, 2025

PIMS6020TSRAR_033125

Class C: PHSCX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.79%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the technology sector, specifically overweight exposure to a telecommunications equipment provider, contributed to performance, as spreads tightened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a glass and metal packaging company, contributed to performance, as spreads widened.

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  Security selection within the healthcare sector, specifically exposure to restructure equity of a healthcare services company, detracted from performance, as prices fell.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,092	$9,944	$10,102
5/31/15	$10,123	$9,903	$10,128
6/30/15	$9,967	$9,780	$9,969
7/31/15	$9,973	$9,877	$9,950
8/31/15	$9,832	$9,851	$9,799
9/30/15	$9,551	$9,909	$9,567
10/31/15	$9,828	$9,941	$9,824
11/30/15	$9,605	$9,946	$9,671
12/31/15	$9,419	$9,919	$9,444
1/31/16	$9,290	$10,064	$9,304
2/29/16	$9,269	$10,161	$9,323
3/31/16	$9,674	$10,244	$9,724
4/30/16	$9,945	$10,262	$10,064
5/31/16	$9,985	$10,305	$10,127
6/30/16	$10,028	$10,501	$10,202
7/31/16	$10,272	$10,564	$10,459
8/31/16	$10,495	$10,559	$10,687
9/30/16	$10,530	$10,557	$10,731
10/31/16	$10,538	$10,455	$10,778
11/30/16	$10,496	$10,282	$10,730
12/31/16	$10,724	$10,311	$10,942
1/31/17	$10,861	$10,273	$11,080
2/28/17	$11,035	$10,361	$11,243
3/31/17	$11,002	$10,356	$11,231
4/30/17	$11,140	$10,426	$11,361
5/31/17	$11,249	$10,487	$11,468
6/30/17	$11,254	$10,458	$11,491
7/31/17	$11,381	$10,492	$11,622
8/31/17	$11,368	$10,588	$11,631
9/30/17	$11,445	$10,539	$11,729
10/31/17	$11,474	$10,583	$11,798
11/30/17	$11,426	$10,600	$11,768
12/31/17	$11,460	$10,624	$11,799
1/31/18	$11,524	$10,548	$11,874
2/28/18	$11,419	$10,524	$11,775
3/31/18	$11,334	$10,611	$11,719
4/30/18	$11,399	$10,572	$11,800
5/31/18	$11,364	$10,611	$11,771
6/30/18	$11,387	$10,631	$11,797
7/31/18	$11,513	$10,634	$11,944
8/31/18	$11,587	$10,667	$12,015
9/30/18	$11,642	$10,626	$12,081
10/31/18	$11,428	$10,605	$11,902
11/30/18	$11,301	$10,657	$11,769
12/31/18	$11,035	$10,811	$11,565
1/31/19	$11,537	$10,925	$12,040
2/28/19	$11,719	$10,938	$12,254
3/31/19	$11,812	$11,134	$12,387
4/30/19	$12,014	$11,141	$12,567
5/31/19	$11,804	$11,301	$12,417
6/30/19	$12,067	$11,460	$12,728
7/31/19	$12,112	$11,550	$12,808
8/31/19	$12,149	$11,812	$12,875
9/30/19	$12,204	$11,757	$12,909
10/31/19	$12,211	$11,737	$12,939
11/30/19	$12,247	$11,723	$12,998
12/31/19	$12,532	$11,699	$13,246
1/31/20	$12,505	$11,910	$13,261
2/29/20	$12,285	$12,056	$13,056
3/31/20	$10,922	$11,868	$11,481
4/30/20	$11,343	$12,060	$11,981
5/31/20	$11,793	$12,095	$12,476
6/30/20	$11,859	$12,155	$12,632
7/31/20	$12,350	$12,288	$13,148
8/31/20	$12,492	$12,199	$13,294
9/30/20	$12,348	$12,243	$13,174
10/31/20	$12,374	$12,244	$13,230
11/30/20	$12,948	$12,314	$13,772
12/31/20	$13,171	$12,352	$13,999
1/31/21	$13,178	$12,286	$14,060
2/28/21	$13,241	$12,095	$14,121
3/31/21	$13,263	$12,047	$14,161
4/30/21	$13,383	$12,078	$14,303
5/31/21	$13,378	$12,105	$14,344
6/30/21	$13,522	$12,164	$14,509
7/31/21	$13,546	$12,316	$14,564
8/31/21	$13,608	$12,291	$14,637
9/30/21	$13,576	$12,175	$14,640
10/31/21	$13,515	$12,143	$14,598
11/30/21	$13,374	$12,230	$14,470
12/31/21	$13,637	$12,180	$14,707
1/31/22	$13,248	$11,989	$14,358
2/28/22	$13,098	$11,829	$14,155
3/31/22	$13,042	$11,574	$14,066
4/30/22	$12,533	$11,263	$13,598
5/31/22	$12,515	$11,248	$13,578
6/30/22	$11,615	$11,077	$12,669
7/31/22	$12,338	$11,359	$13,394
8/31/22	$12,061	$11,063	$13,122
9/30/22	$11,618	$10,707	$12,604
10/31/22	$11,940	$10,671	$12,929
11/30/22	$12,240	$10,943	$13,238
12/31/22	$12,173	$10,814	$13,153
1/31/23	$12,625	$11,063	$13,652
2/28/23	$12,514	$10,886	$13,530
3/31/23	$12,610	$11,128	$13,630
4/30/23	$12,703	$11,185	$13,751
5/31/23	$12,621	$11,141	$13,687
6/30/23	$12,785	$11,134	$13,871
7/31/23	$12,969	$11,138	$14,069
8/31/23	$12,980	$11,124	$14,115
9/30/23	$12,855	$10,932	$14,011
10/31/23	$12,699	$10,854	$13,878
11/30/23	$13,269	$11,228	$14,459
12/31/23	$13,736	$11,586	$14,966
1/31/24	$13,762	$11,564	$15,005
2/29/24	$13,806	$11,484	$15,059
3/31/24	$13,946	$11,588	$15,211
4/30/24	$13,838	$11,401	$15,099
5/31/24	$13,997	$11,502	$15,268
6/30/24	$14,100	$11,602	$15,404
7/31/24	$14,353	$11,826	$15,683
8/31/24	$14,580	$11,956	$15,921
9/30/24	$14,760	$12,094	$16,162
10/31/24	$14,681	$11,931	$16,124
11/30/24	$14,812	$12,072	$16,287
12/31/24	$14,783	$11,980	$16,263
1/31/25	$14,918	$12,026	$16,464
2/28/25	$15,029	$12,171	$16,590
3/31/25	$14,883	$12,120	$16,424

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.72%	6.38%	4.06%
Class C (including sales charge)	5.72%	6.38%	4.06%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	7.98%	7.42%	5.09%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$449,075
# of Portfolio Holdings	935
Portfolio Turnover Rate	60%
Total Net Advisory Fees Paid During the Reporting Period	$1,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	77.1%
Loan Participations and Assignments	7.5%
U.S. Treasury Obligations	7.4%
Sovereign Issues	6.3%
Common Stocks	0.6%
Convertible Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.2%
Affiliated Investments	0.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PHSCX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report |

March 31, 2025

PIMS6220TSRAR_033125

I-3: PHFNX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$87	0.84%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the technology sector, specifically overweight exposure to a telecommunications equipment provider, contributed to performance, as spreads tightened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a glass and metal packaging company, contributed to performance, as spreads widened.

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  Security selection within the healthcare sector, specifically exposure to restructure equity of a healthcare services company, detracted from performance, as prices fell.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,009,932	$994,409	$1,010,160
5/31/15	$1,013,871	$990,287	$1,012,847
6/30/15	$999,081	$978,046	$996,935
7/31/15	$1,000,504	$987,733	$995,031
8/31/15	$987,098	$985,063	$979,916
9/30/15	$959,681	$990,905	$956,702
10/31/15	$988,310	$994,119	$982,380
11/30/15	$966,644	$994,576	$967,075
12/31/15	$948,708	$991,885	$944,406
1/31/16	$936,380	$1,006,395	$930,448
2/29/16	$935,000	$1,016,068	$932,281
3/31/16	$976,565	$1,024,433	$972,379
4/30/16	$1,004,793	$1,026,173	$1,006,392
5/31/16	$1,009,597	$1,030,510	$1,012,682
6/30/16	$1,014,690	$1,050,127	$1,020,156
7/31/16	$1,040,188	$1,056,401	$1,045,946
8/31/16	$1,063,703	$1,055,863	$1,068,663
9/30/16	$1,068,098	$1,055,737	$1,073,077
10/31/16	$1,069,681	$1,045,500	$1,077,841
11/30/16	$1,066,234	$1,028,232	$1,073,013
12/31/16	$1,090,301	$1,031,050	$1,094,162
1/31/17	$1,105,048	$1,027,295	$1,108,003
2/28/17	$1,123,605	$1,036,089	$1,124,346
3/31/17	$1,121,204	$1,035,611	$1,123,098
4/30/17	$1,136,076	$1,042,634	$1,136,081
5/31/17	$1,148,134	$1,048,720	$1,146,806
6/30/17	$1,149,543	$1,045,784	$1,149,076
7/31/17	$1,163,444	$1,049,222	$1,162,164
8/31/17	$1,163,062	$1,058,784	$1,163,094
9/30/17	$1,171,875	$1,053,896	$1,172,922
10/31/17	$1,175,740	$1,058,341	$1,179,784
11/30/17	$1,171,704	$1,059,981	$1,176,787
12/31/17	$1,176,186	$1,062,350	$1,179,894
1/31/18	$1,183,709	$1,054,766	$1,187,351
2/28/18	$1,173,759	$1,052,388	$1,177,543
3/31/18	$1,165,991	$1,061,113	$1,171,950
4/30/18	$1,173,580	$1,057,165	$1,180,048
5/31/18	$1,170,866	$1,061,115	$1,177,134
6/30/18	$1,174,196	$1,063,093	$1,179,688
7/31/18	$1,188,144	$1,063,384	$1,194,351
8/31/18	$1,196,791	$1,066,652	$1,201,505
9/30/18	$1,203,348	$1,062,572	$1,208,126
10/31/18	$1,182,165	$1,060,496	$1,190,197
11/30/18	$1,169,972	$1,065,684	$1,176,938
12/31/18	$1,143,346	$1,081,078	$1,156,542
1/31/19	$1,196,340	$1,092,528	$1,203,983
2/28/19	$1,216,097	$1,093,841	$1,225,354
3/31/19	$1,226,751	$1,113,432	$1,238,661
4/30/19	$1,248,693	$1,114,096	$1,256,659
5/31/19	$1,228,065	$1,130,127	$1,241,730
6/30/19	$1,256,306	$1,145,973	$1,272,786
7/31/19	$1,262,021	$1,154,991	$1,280,779
8/31/19	$1,266,907	$1,181,184	$1,287,490
9/30/19	$1,273,503	$1,175,711	$1,290,941
10/31/19	$1,275,333	$1,173,681	$1,293,910
11/30/19	$1,280,042	$1,172,304	$1,299,797
12/31/19	$1,310,903	$1,169,901	$1,324,610
1/31/20	$1,309,128	$1,191,013	$1,326,134
2/29/20	$1,287,109	$1,205,590	$1,305,618
3/31/20	$1,145,184	$1,186,827	$1,148,069
4/30/20	$1,190,267	$1,206,040	$1,198,102
5/31/20	$1,238,481	$1,209,459	$1,247,643
6/30/20	$1,246,326	$1,215,495	$1,263,202
7/31/20	$1,299,103	$1,228,777	$1,314,753
8/31/20	$1,314,975	$1,219,873	$1,329,439
9/30/20	$1,300,850	$1,224,329	$1,317,434
10/31/20	$1,304,659	$1,224,418	$1,323,033
11/30/20	$1,366,177	$1,231,405	$1,377,238
12/31/20	$1,390,982	$1,235,188	$1,399,852
1/31/21	$1,392,717	$1,228,563	$1,405,969
2/28/21	$1,400,445	$1,209,452	$1,412,099
3/31/21	$1,403,935	$1,204,687	$1,416,067
4/30/21	$1,417,767	$1,207,836	$1,430,341
5/31/21	$1,418,389	$1,210,532	$1,434,361
6/30/21	$1,434,724	$1,216,436	$1,450,927
7/31/21	$1,438,471	$1,231,555	$1,456,441
8/31/21	$1,446,127	$1,229,087	$1,463,723
9/30/21	$1,443,814	$1,217,483	$1,463,972
10/31/21	$1,438,486	$1,214,299	$1,459,770
11/30/21	$1,424,617	$1,222,961	$1,447,041
12/31/21	$1,453,827	$1,218,001	$1,470,657
1/31/22	$1,413,507	$1,198,865	$1,435,788
2/28/22	$1,398,461	$1,182,918	$1,415,500
3/31/22	$1,393,612	$1,157,419	$1,406,639
4/30/22	$1,340,304	$1,126,312	$1,359,784
5/31/22	$1,339,482	$1,124,762	$1,357,839
6/30/22	$1,244,159	$1,107,692	$1,266,932
7/31/22	$1,322,601	$1,135,906	$1,339,375
8/31/22	$1,293,935	$1,106,252	$1,312,199
9/30/22	$1,247,502	$1,070,739	$1,260,367
10/31/22	$1,283,047	$1,067,074	$1,292,935
11/30/22	$1,316,251	$1,094,267	$1,323,824
12/31/22	$1,310,166	$1,081,352	$1,315,338
1/31/23	$1,359,865	$1,106,259	$1,365,242
2/28/23	$1,348,830	$1,088,614	$1,353,023
3/31/23	$1,360,377	$1,112,753	$1,363,008
4/30/23	$1,371,368	$1,118,482	$1,375,098
5/31/23	$1,363,711	$1,114,079	$1,368,745
6/30/23	$1,382,573	$1,113,414	$1,387,086
7/31/23	$1,403,502	$1,113,774	$1,406,880
8/31/23	$1,405,653	$1,112,375	$1,411,452
9/30/23	$1,393,254	$1,093,192	$1,401,134
10/31/23	$1,377,353	$1,085,430	$1,387,810
11/30/23	$1,440,303	$1,122,750	$1,445,903
12/31/23	$1,492,166	$1,158,631	$1,496,597
1/31/24	$1,496,183	$1,156,360	$1,500,548
2/29/24	$1,502,083	$1,148,426	$1,505,905
3/31/24	$1,518,533	$1,158,782	$1,521,084
4/30/24	$1,507,930	$1,140,124	$1,509,874
5/31/24	$1,526,523	$1,150,213	$1,526,845
6/30/24	$1,538,966	$1,160,193	$1,540,358
7/31/24	$1,567,766	$1,182,607	$1,568,346
8/31/24	$1,593,913	$1,195,560	$1,592,059
9/30/24	$1,614,766	$1,209,433	$1,616,242
10/31/24	$1,607,437	$1,193,067	$1,612,380
11/30/24	$1,623,105	$1,207,238	$1,628,681
12/31/24	$1,621,204	$1,197,974	$1,626,303
1/31/25	$1,637,386	$1,202,615	$1,646,437
2/28/25	$1,650,749	$1,217,096	$1,659,048
3/31/25	$1,635,943	$1,212,017	$1,642,408

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	7.73%	7.39%	5.05%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	7.98%	7.42%	5.09%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$449,075
# of Portfolio Holdings	935
Portfolio Turnover Rate	60%
Total Net Advisory Fees Paid During the Reporting Period	$1,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	77.1%
Loan Participations and Assignments	7.5%
U.S. Treasury Obligations	7.4%
Sovereign Issues	6.3%
Common Stocks	0.6%
Convertible Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.2%
Affiliated Investments	0.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PHFNX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report |

March 31, 2025

PIMS2185TSRAR_033125

Institutional Class: PHSIX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	0.69%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the technology sector, specifically overweight exposure to a telecommunications equipment provider, contributed to performance, as spreads tightened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a glass and metal packaging company, contributed to performance, as spreads widened.

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  Security selection within the healthcare sector, specifically exposure to restructure equity of a healthcare services company, detracted from performance, as prices fell.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,010,056	$994,409	$1,010,160
5/31/15	$1,014,124	$990,287	$1,012,847
6/30/15	$999,454	$978,046	$996,935
7/31/15	$1,001,004	$987,733	$995,031
8/31/15	$987,718	$985,063	$979,916
9/30/15	$960,405	$990,905	$956,702
10/31/15	$989,180	$994,119	$982,380
11/30/15	$967,614	$994,576	$967,075
12/31/15	$949,782	$991,885	$944,406
1/31/16	$937,558	$1,006,395	$930,448
2/29/16	$936,285	$1,016,068	$932,281
3/31/16	$978,031	$1,024,433	$972,379
4/30/16	$1,006,423	$1,026,173	$1,006,392
5/31/16	$1,011,361	$1,030,510	$1,012,682
6/30/16	$1,016,588	$1,050,127	$1,020,156
7/31/16	$1,042,265	$1,056,401	$1,045,946
8/31/16	$1,065,960	$1,055,863	$1,068,663
9/30/16	$1,070,495	$1,055,737	$1,073,077
10/31/16	$1,072,219	$1,045,500	$1,077,841
11/30/16	$1,068,894	$1,028,232	$1,073,013
12/31/16	$1,093,158	$1,031,050	$1,094,162
1/31/17	$1,108,085	$1,027,295	$1,108,003
2/28/17	$1,126,820	$1,036,089	$1,124,346
3/31/17	$1,124,555	$1,035,611	$1,123,098
4/30/17	$1,139,610	$1,042,634	$1,136,081
5/31/17	$1,151,852	$1,048,720	$1,146,806
6/30/17	$1,153,407	$1,045,784	$1,149,076
7/31/17	$1,167,501	$1,049,222	$1,162,164
8/31/17	$1,167,266	$1,058,784	$1,163,094
9/30/17	$1,176,255	$1,053,896	$1,172,922
10/31/17	$1,180,285	$1,058,341	$1,179,784
11/30/17	$1,176,378	$1,059,981	$1,176,787
12/31/17	$1,181,027	$1,062,350	$1,179,894
1/31/18	$1,188,732	$1,054,766	$1,187,351
2/28/18	$1,178,875	$1,052,388	$1,177,543
3/31/18	$1,171,222	$1,061,113	$1,171,950
4/30/18	$1,178,979	$1,057,165	$1,180,048
5/31/18	$1,176,410	$1,061,115	$1,177,134
6/30/18	$1,179,913	$1,063,093	$1,179,688
7/31/18	$1,194,069	$1,063,384	$1,194,351
8/31/18	$1,202,920	$1,066,652	$1,201,505
9/30/18	$1,209,647	$1,062,572	$1,208,126
10/31/18	$1,188,497	$1,060,496	$1,190,197
11/30/18	$1,176,384	$1,065,684	$1,176,938
12/31/18	$1,149,753	$1,081,078	$1,156,542
1/31/19	$1,203,169	$1,092,528	$1,203,983
2/28/19	$1,223,178	$1,093,841	$1,225,354
3/31/19	$1,234,049	$1,113,432	$1,238,661
4/30/19	$1,256,273	$1,114,096	$1,256,659
5/31/19	$1,235,532	$1,130,127	$1,241,730
6/30/19	$1,264,081	$1,145,973	$1,272,786
7/31/19	$1,269,992	$1,154,991	$1,280,779
8/31/19	$1,275,114	$1,181,184	$1,287,490
9/30/19	$1,281,899	$1,175,711	$1,290,941
10/31/19	$1,283,902	$1,173,681	$1,293,910
11/30/19	$1,288,801	$1,172,304	$1,299,797
12/31/19	$1,320,039	$1,169,901	$1,324,610
1/31/20	$1,318,401	$1,191,013	$1,326,134
2/29/20	$1,296,376	$1,205,590	$1,305,618
3/31/20	$1,153,573	$1,186,827	$1,148,069
4/30/20	$1,199,130	$1,206,040	$1,198,102
5/31/20	$1,247,859	$1,209,459	$1,247,643
6/30/20	$1,255,912	$1,215,495	$1,263,202
7/31/20	$1,309,270	$1,228,777	$1,314,753
8/31/20	$1,325,423	$1,219,873	$1,329,439
9/30/20	$1,311,349	$1,224,329	$1,317,434
10/31/20	$1,315,366	$1,224,418	$1,323,033
11/30/20	$1,377,550	$1,231,405	$1,377,238
12/31/20	$1,402,756	$1,235,188	$1,399,852
1/31/21	$1,404,638	$1,228,563	$1,405,969
2/28/21	$1,412,575	$1,209,452	$1,412,099
3/31/21	$1,416,275	$1,204,687	$1,416,067
4/30/21	$1,430,415	$1,207,836	$1,430,341
5/31/21	$1,431,209	$1,210,532	$1,434,361
6/30/21	$1,447,870	$1,216,436	$1,450,927
7/31/21	$1,451,839	$1,231,555	$1,456,441
8/31/21	$1,459,746	$1,229,087	$1,463,723
9/30/21	$1,457,594	$1,217,483	$1,463,972
10/31/21	$1,452,403	$1,214,299	$1,459,770
11/30/21	$1,438,577	$1,222,961	$1,447,041
12/31/21	$1,468,278	$1,218,001	$1,470,657
1/31/22	$1,427,734	$1,198,865	$1,435,788
2/28/22	$1,412,697	$1,182,918	$1,415,500
3/31/22	$1,407,977	$1,157,419	$1,406,639
4/30/22	$1,354,294	$1,126,312	$1,359,784
5/31/22	$1,353,628	$1,124,762	$1,357,839
6/30/22	$1,257,457	$1,107,692	$1,266,932
7/31/22	$1,336,902	$1,135,906	$1,339,375
8/31/22	$1,308,093	$1,106,252	$1,312,199
9/30/22	$1,261,320	$1,070,739	$1,260,367
10/31/22	$1,297,410	$1,067,074	$1,292,935
11/30/22	$1,331,145	$1,094,267	$1,323,824
12/31/22	$1,325,201	$1,081,352	$1,315,338
1/31/23	$1,375,634	$1,106,259	$1,365,242
2/28/23	$1,364,632	$1,088,614	$1,353,023
3/31/23	$1,376,496	$1,112,753	$1,363,008
4/30/23	$1,387,762	$1,118,482	$1,375,098
5/31/23	$1,380,187	$1,114,079	$1,368,745
6/30/23	$1,399,463	$1,113,414	$1,387,086
7/31/23	$1,420,815	$1,113,774	$1,406,880
8/31/23	$1,423,315	$1,112,375	$1,411,452
9/30/23	$1,410,955	$1,093,192	$1,401,134
10/31/23	$1,395,024	$1,085,430	$1,387,810
11/30/23	$1,458,957	$1,122,750	$1,445,903
12/31/23	$1,511,687	$1,158,631	$1,496,597
1/31/24	$1,515,942	$1,156,360	$1,500,548
2/29/24	$1,522,101	$1,148,426	$1,505,905
3/31/24	$1,538,964	$1,158,782	$1,521,084
4/30/24	$1,528,415	$1,140,124	$1,509,874
5/31/24	$1,547,471	$1,150,213	$1,526,845
6/30/24	$1,560,264	$1,160,193	$1,540,358
7/31/24	$1,589,663	$1,182,607	$1,568,346
8/31/24	$1,616,391	$1,195,560	$1,592,059
9/30/24	$1,637,727	$1,209,433	$1,616,242
10/31/24	$1,630,502	$1,193,067	$1,612,380
11/30/24	$1,646,602	$1,207,238	$1,628,681
12/31/24	$1,644,883	$1,197,974	$1,626,303
1/31/25	$1,661,516	$1,202,615	$1,646,437
2/28/25	$1,675,270	$1,217,096	$1,659,048
3/31/25	$1,660,444	$1,212,017	$1,642,408

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.89%	7.56%	5.20%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	7.98%	7.42%	5.09%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$449,075
# of Portfolio Holdings	935
Portfolio Turnover Rate	60%
Total Net Advisory Fees Paid During the Reporting Period	$1,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	77.1%
Loan Participations and Assignments	7.5%
U.S. Treasury Obligations	7.4%
Sovereign Issues	6.3%
Common Stocks	0.6%
Convertible Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.2%
Affiliated Investments	0.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PHSIX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report |

March 31, 2025

PIMS1984TSRAR_033125

I-2: PHSPX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$82	0.79%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the technology sector, specifically overweight exposure to a telecommunications equipment provider, contributed to performance, as spreads tightened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a glass and metal packaging company, contributed to performance, as spreads widened.

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  Security selection within the healthcare sector, specifically exposure to restructure equity of a healthcare services company, detracted from performance, as prices fell.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,009,974	$994,409	$1,010,160
5/31/15	$1,013,957	$990,287	$1,012,847
6/30/15	$999,207	$978,046	$996,935
7/31/15	$1,000,667	$987,733	$995,031
8/31/15	$987,307	$985,063	$979,916
9/30/15	$959,925	$990,905	$956,702
10/31/15	$988,600	$994,119	$982,380
11/30/15	$966,971	$994,576	$967,075
12/31/15	$949,063	$991,885	$944,406
1/31/16	$936,798	$1,006,395	$930,448
2/29/16	$935,454	$1,016,068	$932,281
3/31/16	$977,080	$1,024,433	$972,379
4/30/16	$1,005,363	$1,026,173	$1,006,392
5/31/16	$1,010,214	$1,030,510	$1,012,682
6/30/16	$1,015,351	$1,050,127	$1,020,156
7/31/16	$1,040,905	$1,056,401	$1,045,946
8/31/16	$1,064,480	$1,055,863	$1,068,663
9/30/16	$1,068,916	$1,055,737	$1,073,077
10/31/16	$1,070,552	$1,045,500	$1,077,841
11/30/16	$1,067,173	$1,028,232	$1,073,013
12/31/16	$1,091,301	$1,031,050	$1,094,162
1/31/17	$1,106,113	$1,027,295	$1,108,003
2/28/17	$1,124,729	$1,036,089	$1,124,346
3/31/17	$1,122,370	$1,035,611	$1,123,098
4/30/17	$1,137,313	$1,042,634	$1,136,081
5/31/17	$1,149,433	$1,048,720	$1,146,806
6/30/17	$1,150,885	$1,045,784	$1,149,076
7/31/17	$1,164,861	$1,049,222	$1,162,164
8/31/17	$1,164,531	$1,058,784	$1,163,094
9/30/17	$1,173,402	$1,053,896	$1,172,922
10/31/17	$1,177,325	$1,058,341	$1,179,784
11/30/17	$1,173,332	$1,059,981	$1,176,787
12/31/17	$1,177,868	$1,062,350	$1,179,894
1/31/18	$1,185,454	$1,054,766	$1,187,351
2/28/18	$1,175,537	$1,052,388	$1,177,543
3/31/18	$1,167,805	$1,061,113	$1,171,950
4/30/18	$1,175,445	$1,057,165	$1,180,048
5/31/18	$1,172,785	$1,061,115	$1,177,134
6/30/18	$1,176,178	$1,063,093	$1,179,688
7/31/18	$1,190,193	$1,063,384	$1,194,351
8/31/18	$1,198,903	$1,066,652	$1,201,505
9/30/18	$1,205,521	$1,062,572	$1,208,126
10/31/18	$1,184,343	$1,060,496	$1,190,197
11/30/18	$1,172,175	$1,065,684	$1,176,938
12/31/18	$1,145,543	$1,081,078	$1,156,542
1/31/19	$1,198,665	$1,092,528	$1,203,983
2/28/19	$1,218,508	$1,093,841	$1,225,354
3/31/19	$1,229,235	$1,113,432	$1,238,661
4/30/19	$1,251,269	$1,114,096	$1,256,659
5/31/19	$1,230,506	$1,130,127	$1,241,730
6/30/19	$1,258,846	$1,145,973	$1,272,786
7/31/19	$1,264,625	$1,154,991	$1,280,779
8/31/19	$1,269,611	$1,181,184	$1,287,490
9/30/19	$1,276,269	$1,175,711	$1,290,941
10/31/19	$1,278,154	$1,173,681	$1,293,910
11/30/19	$1,282,925	$1,172,304	$1,299,797
12/31/19	$1,313,909	$1,169,901	$1,324,610
1/31/20	$1,312,182	$1,191,013	$1,326,134
2/29/20	$1,290,166	$1,205,590	$1,305,618
3/31/20	$1,147,948	$1,186,827	$1,148,069
4/30/20	$1,193,188	$1,206,040	$1,198,102
5/31/20	$1,241,573	$1,209,459	$1,247,643
6/30/20	$1,249,485	$1,215,495	$1,263,202
7/31/20	$1,302,455	$1,228,777	$1,314,753
8/31/20	$1,318,420	$1,219,873	$1,329,439
9/30/20	$1,304,315	$1,224,329	$1,317,434
10/31/20	$1,308,193	$1,224,418	$1,323,033
11/30/20	$1,369,931	$1,231,405	$1,377,238
12/31/20	$1,394,868	$1,235,188	$1,399,852
1/31/21	$1,396,632	$1,228,563	$1,405,969
2/28/21	$1,404,418	$1,209,452	$1,412,099
3/31/21	$1,407,977	$1,204,687	$1,416,067
4/30/21	$1,421,909	$1,207,836	$1,430,341
5/31/21	$1,422,587	$1,210,532	$1,434,361
6/30/21	$1,439,029	$1,216,436	$1,450,927
7/31/21	$1,442,850	$1,231,555	$1,456,441
8/31/21	$1,450,587	$1,229,087	$1,463,723
9/30/21	$1,448,326	$1,217,483	$1,463,972
10/31/21	$1,443,042	$1,214,299	$1,459,770
11/30/21	$1,429,186	$1,222,961	$1,447,041
12/31/21	$1,458,567	$1,218,001	$1,470,657
1/31/22	$1,418,182	$1,198,865	$1,435,788
2/28/22	$1,403,140	$1,182,918	$1,415,500
3/31/22	$1,398,326	$1,157,419	$1,406,639
4/30/22	$1,344,897	$1,126,312	$1,359,784
5/31/22	$1,344,127	$1,124,762	$1,357,839
6/30/22	$1,248,526	$1,107,692	$1,266,932
7/31/22	$1,327,291	$1,135,906	$1,339,375
8/31/22	$1,298,580	$1,106,252	$1,312,199
9/30/22	$1,252,037	$1,070,739	$1,260,367
10/31/22	$1,287,761	$1,067,074	$1,292,935
11/30/22	$1,321,142	$1,094,267	$1,323,824
12/31/22	$1,315,125	$1,081,352	$1,315,338
1/31/23	$1,365,068	$1,106,259	$1,365,242
2/28/23	$1,354,049	$1,088,614	$1,353,023
3/31/23	$1,365,702	$1,112,753	$1,363,008
4/30/23	$1,376,773	$1,118,482	$1,375,098
5/31/23	$1,369,144	$1,114,079	$1,368,745
6/30/23	$1,388,140	$1,113,414	$1,387,086
7/31/23	$1,409,209	$1,113,774	$1,406,880
8/31/23	$1,411,569	$1,112,375	$1,411,452
9/30/23	$1,399,191	$1,093,192	$1,401,134
10/31/23	$1,383,279	$1,085,430	$1,387,810
11/30/23	$1,446,556	$1,122,750	$1,445,903
12/31/23	$1,498,710	$1,158,631	$1,496,597
1/31/24	$1,502,806	$1,156,360	$1,500,548
2/29/24	$1,508,792	$1,148,426	$1,505,905
3/31/24	$1,525,381	$1,158,782	$1,521,084
4/30/24	$1,514,802	$1,140,124	$1,509,874
5/31/24	$1,533,549	$1,150,213	$1,526,845
6/30/24	$1,546,110	$1,160,193	$1,540,358
7/31/24	$1,575,109	$1,182,607	$1,568,346
8/31/24	$1,601,449	$1,195,560	$1,592,059
9/30/24	$1,622,380	$1,209,433	$1,616,242
10/31/24	$1,615,085	$1,193,067	$1,612,380
11/30/24	$1,630,896	$1,207,238	$1,628,681
12/31/24	$1,629,058	$1,197,974	$1,626,303
1/31/25	$1,645,389	$1,202,615	$1,646,437
2/28/25	$1,658,877	$1,217,096	$1,659,048
3/31/25	$1,644,064	$1,212,017	$1,642,408

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	7.78%	7.45%	5.10%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	7.98%	7.42%	5.09%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$449,075
# of Portfolio Holdings	935
Portfolio Turnover Rate	60%
Total Net Advisory Fees Paid During the Reporting Period	$1,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	77.1%
Loan Participations and Assignments	7.5%
U.S. Treasury Obligations	7.4%
Sovereign Issues	6.3%
Common Stocks	0.6%
Convertible Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.2%
Affiliated Investments	0.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PHSPX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report |

March 31, 2025

PIMS1985TSRAR_033125

Class A: PONAX

PIMCO Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.94%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
3/31/15	$9,627	$10,000
4/30/15	$9,706	$9,964
5/31/15	$9,777	$9,940
6/30/15	$9,716	$9,832
7/31/15	$9,764	$9,900
8/31/15	$9,686	$9,886
9/30/15	$9,623	$9,953
10/31/15	$9,752	$9,954
11/30/15	$9,753	$9,928
12/31/15	$9,664	$9,896
1/31/16	$9,690	$10,032
2/29/16	$9,642	$10,103
3/31/16	$9,826	$10,196
4/30/16	$9,936	$10,235
5/31/16	$10,004	$10,238
6/30/16	$10,056	$10,422
7/31/16	$10,176	$10,488
8/31/16	$10,245	$10,476
9/30/16	$10,332	$10,470
10/31/16	$10,376	$10,389
11/30/16	$10,360	$10,144
12/31/16	$10,465	$10,158
1/31/17	$10,553	$10,178
2/28/17	$10,677	$10,246
3/31/17	$10,757	$10,241
4/30/17	$10,828	$10,320
5/31/17	$10,935	$10,399
6/30/17	$10,990	$10,389
7/31/17	$11,053	$10,434
8/31/17	$11,153	$10,527
9/30/17	$11,208	$10,477
10/31/17	$11,263	$10,483
11/30/17	$11,292	$10,470
12/31/17	$11,320	$10,518
1/31/18	$11,285	$10,397
2/28/18	$11,231	$10,298
3/31/18	$11,279	$10,364
4/30/18	$11,225	$10,287
5/31/18	$11,217	$10,360
6/30/18	$11,218	$10,348
7/31/18	$11,276	$10,350
8/31/18	$11,254	$10,417
9/30/18	$11,269	$10,350
10/31/18	$11,252	$10,268
11/30/18	$11,253	$10,329
12/31/18	$11,341	$10,519
1/31/19	$11,525	$10,631
2/28/19	$11,574	$10,625
3/31/19	$11,673	$10,829
4/30/19	$11,771	$10,831
5/31/19	$11,822	$11,024
6/30/19	$11,939	$11,162
7/31/19	$11,970	$11,187
8/31/19	$11,833	$11,476
9/30/19	$11,914	$11,415
10/31/19	$11,995	$11,450
11/30/19	$12,047	$11,444
12/31/19	$12,203	$11,436
1/31/20	$12,296	$11,656
2/29/20	$12,236	$11,866
3/31/20	$11,257	$11,796
4/30/20	$11,505	$12,006
5/31/20	$11,765	$12,062
6/30/20	$11,974	$12,137
7/31/20	$12,142	$12,319
8/31/20	$12,316	$12,219
9/30/20	$12,322	$12,213
10/31/20	$12,350	$12,158
11/30/20	$12,673	$12,277
12/31/20	$12,859	$12,294
1/31/21	$12,897	$12,206
2/28/21	$12,840	$12,030
3/31/21	$12,825	$11,880
4/30/21	$12,960	$11,974
5/31/21	$13,031	$12,013
6/30/21	$13,070	$12,097
7/31/21	$13,109	$12,232
8/31/21	$13,137	$12,209
9/30/21	$13,132	$12,103
10/31/21	$13,073	$12,100
11/30/21	$13,003	$12,136
12/31/21	$13,142	$12,105
1/31/22	$13,005	$11,844
2/28/22	$12,681	$11,712
3/31/22	$12,577	$11,386
4/30/22	$12,239	$10,954
5/31/22	$12,313	$11,025
6/30/22	$11,913	$10,852
7/31/22	$12,287	$11,117
8/31/22	$12,143	$10,803
9/30/22	$11,680	$10,336
10/31/22	$11,705	$10,202
11/30/22	$12,095	$10,578
12/31/22	$12,067	$10,530
1/31/23	$12,476	$10,854
2/28/23	$12,232	$10,573
3/31/23	$12,375	$10,842
4/30/23	$12,424	$10,908
5/31/23	$12,379	$10,789
6/30/23	$12,500	$10,750
7/31/23	$12,646	$10,743
8/31/23	$12,599	$10,674
9/30/23	$12,419	$10,403
10/31/23	$12,263	$10,239
11/30/23	$12,743	$10,702
12/31/23	$13,139	$11,112
1/31/24	$13,215	$11,082
2/29/24	$13,142	$10,925
3/31/24	$13,306	$11,026
4/30/24	$13,069	$10,747
5/31/24	$13,298	$10,930
6/30/24	$13,351	$11,033
7/31/24	$13,659	$11,291
8/31/24	$13,763	$11,453
9/30/24	$13,945	$11,606
10/31/24	$13,714	$11,319
11/30/24	$13,911	$11,438
12/31/24	$13,795	$11,251
1/31/25	$13,955	$11,311
2/28/25	$14,207	$11,560
3/31/25	$14,235	$11,564

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.98%	4.81%	3.99%
Class A (including sales charge)	3.00%	4.00%	3.59%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,157,617
# of Portfolio Holdings	10,260
Portfolio Turnover Rate	711%
Total Net Advisory Fees Paid During the Reporting Period	$411,034
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.8%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	20.6%
U.S. Treasury Obligations	15.8%
Corporate Bonds & Notes	8.5%
Sovereign Issues	8.1%
Loan Participations and Assignments	2.4%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PONAX

PIMCO Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS4021TSRAR_033125

Administrative Class: PIINX

PIMCO Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$82	0.79%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,008,298	$996,412
5/31/15	$1,015,822	$994,012
6/30/15	$1,009,552	$983,174
7/31/15	$1,014,689	$990,008
8/31/15	$1,006,724	$988,586
9/30/15	$1,000,372	$995,273
10/31/15	$1,013,851	$995,439
11/30/15	$1,014,092	$992,809
12/31/15	$1,004,977	$989,601
1/31/16	$1,007,813	$1,003,219
2/29/16	$1,002,916	$1,010,335
3/31/16	$1,022,205	$1,019,605
4/30/16	$1,033,764	$1,023,519
5/31/16	$1,041,014	$1,023,781
6/30/16	$1,046,543	$1,042,177
7/31/16	$1,059,138	$1,048,765
8/31/16	$1,066,485	$1,047,566
9/30/16	$1,075,640	$1,046,952
10/31/16	$1,080,376	$1,038,944
11/30/16	$1,078,863	$1,014,369
12/31/16	$1,089,939	$1,015,800
1/31/17	$1,099,257	$1,017,793
2/28/17	$1,112,246	$1,024,634
3/31/17	$1,120,725	$1,024,097
4/30/17	$1,128,325	$1,032,000
5/31/17	$1,139,636	$1,039,943
6/30/17	$1,145,454	$1,038,896
7/31/17	$1,152,225	$1,043,367
8/31/17	$1,162,750	$1,052,726
9/30/17	$1,168,644	$1,047,712
10/31/17	$1,174,553	$1,048,319
11/30/17	$1,177,656	$1,046,973
12/31/17	$1,180,773	$1,051,778
1/31/18	$1,177,244	$1,039,665
2/28/18	$1,171,787	$1,029,809
3/31/18	$1,176,864	$1,036,414
4/30/18	$1,171,361	$1,028,705
5/31/18	$1,170,683	$1,036,047
6/30/18	$1,170,975	$1,034,773
7/31/18	$1,177,127	$1,035,019
8/31/18	$1,174,999	$1,041,679
9/30/18	$1,176,743	$1,034,971
10/31/18	$1,175,063	$1,026,792
11/30/18	$1,175,363	$1,032,921
12/31/18	$1,184,654	$1,051,898
1/31/19	$1,204,018	$1,063,068
2/28/19	$1,209,362	$1,062,452
3/31/19	$1,219,787	$1,082,853
4/30/19	$1,230,258	$1,083,130
5/31/19	$1,235,670	$1,102,358
6/30/19	$1,248,088	$1,116,201
7/31/19	$1,251,483	$1,118,657
8/31/19	$1,237,311	$1,147,643
9/30/19	$1,245,936	$1,141,531
10/31/19	$1,254,598	$1,144,969
11/30/19	$1,260,154	$1,144,386
12/31/19	$1,276,667	$1,143,588
1/31/20	$1,286,527	$1,165,596
2/29/20	$1,280,454	$1,186,575
3/31/20	$1,178,082	$1,179,592
4/30/20	$1,204,225	$1,200,561
5/31/20	$1,231,569	$1,206,151
6/30/20	$1,253,612	$1,213,749
7/31/20	$1,271,392	$1,231,878
8/31/20	$1,289,744	$1,221,935
9/30/20	$1,290,574	$1,221,265
10/31/20	$1,293,612	$1,215,812
11/30/20	$1,327,617	$1,227,742
12/31/20	$1,347,305	$1,229,433
1/31/21	$1,351,475	$1,220,618
2/28/21	$1,345,614	$1,202,992
3/31/21	$1,344,214	$1,187,971
4/30/21	$1,358,534	$1,197,356
5/31/21	$1,366,136	$1,201,268
6/30/21	$1,370,371	$1,209,708
7/31/21	$1,374,620	$1,223,233
8/31/21	$1,377,744	$1,220,905
9/30/21	$1,377,457	$1,210,334
10/31/21	$1,371,449	$1,210,000
11/30/21	$1,364,276	$1,213,580
12/31/21	$1,378,959	$1,210,475
1/31/22	$1,364,812	$1,184,396
2/28/22	$1,330,930	$1,171,183
3/31/22	$1,320,188	$1,138,645
4/30/22	$1,284,925	$1,095,436
5/31/22	$1,292,849	$1,102,499
6/30/22	$1,251,011	$1,085,203
7/31/22	$1,290,367	$1,111,719
8/31/22	$1,275,420	$1,080,306
9/30/22	$1,227,014	$1,033,630
10/31/22	$1,229,745	$1,020,242
11/30/22	$1,270,920	$1,057,762
12/31/22	$1,268,059	$1,052,991
1/31/23	$1,311,288	$1,085,385
2/28/23	$1,285,775	$1,057,322
3/31/23	$1,300,977	$1,084,180
4/30/23	$1,306,304	$1,090,751
5/31/23	$1,301,657	$1,078,874
6/30/23	$1,314,580	$1,075,027
7/31/23	$1,330,092	$1,074,277
8/31/23	$1,325,373	$1,067,415
9/30/23	$1,306,601	$1,040,290
10/31/23	$1,290,301	$1,023,873
11/30/23	$1,340,948	$1,070,241
12/31/23	$1,382,775	$1,111,209
1/31/24	$1,390,951	$1,108,157
2/29/24	$1,383,465	$1,092,501
3/31/24	$1,400,930	$1,102,589
4/30/24	$1,376,188	$1,074,739
5/31/24	$1,400,475	$1,092,959
6/30/24	$1,406,191	$1,103,307
7/31/24	$1,438,771	$1,129,077
8/31/24	$1,449,935	$1,145,301
9/30/24	$1,469,281	$1,160,636
10/31/24	$1,445,145	$1,131,854
11/30/24	$1,466,056	$1,143,821
12/31/24	$1,454,061	$1,125,101
1/31/25	$1,471,035	$1,131,070
2/28/25	$1,497,815	$1,155,956
3/31/25	$1,500,994	$1,156,391

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	7.14%	4.96%	4.14%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,157,617
# of Portfolio Holdings	10,260
Portfolio Turnover Rate	711%
Total Net Advisory Fees Paid During the Reporting Period	$411,034
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.8%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	20.6%
U.S. Treasury Obligations	15.8%
Corporate Bonds & Notes	8.5%
Sovereign Issues	8.1%
Loan Participations and Assignments	2.4%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PIINX

PIMCO Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS1822TSRAR_033125

Class C: PONCX

PIMCO Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.69%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index
3/31/15	$10,000	$10,000
4/30/15	$10,075	$9,964
5/31/15	$10,143	$9,940
6/30/15	$10,072	$9,832
7/31/15	$10,116	$9,900
8/31/15	$10,028	$9,886
9/30/15	$9,957	$9,953
10/31/15	$10,084	$9,954
11/30/15	$10,078	$9,928
12/31/15	$9,979	$9,896
1/31/16	$10,000	$10,032
2/29/16	$9,944	$10,103
3/31/16	$10,128	$10,196
4/30/16	$10,235	$10,235
5/31/16	$10,299	$10,238
6/30/16	$10,346	$10,422
7/31/16	$10,463	$10,488
8/31/16	$10,528	$10,476
9/30/16	$10,610	$10,470
10/31/16	$10,649	$10,389
11/30/16	$10,627	$10,144
12/31/16	$10,728	$10,158
1/31/17	$10,812	$10,178
2/28/17	$10,932	$10,246
3/31/17	$11,007	$10,241
4/30/17	$11,073	$10,320
5/31/17	$11,176	$10,399
6/30/17	$11,225	$10,389
7/31/17	$11,283	$10,434
8/31/17	$11,377	$10,527
9/30/17	$11,427	$10,477
10/31/17	$11,476	$10,483
11/30/17	$11,498	$10,470
12/31/17	$11,519	$10,518
1/31/18	$11,476	$10,397
2/28/18	$11,414	$10,298
3/31/18	$11,455	$10,364
4/30/18	$11,393	$10,287
5/31/18	$11,378	$10,360
6/30/18	$11,372	$10,348
7/31/18	$11,423	$10,350
8/31/18	$11,393	$10,417
9/30/18	$11,402	$10,350
10/31/18	$11,377	$10,268
11/30/18	$11,371	$10,329
12/31/18	$11,453	$10,519
1/31/19	$11,631	$10,631
2/28/19	$11,674	$10,625
3/31/19	$11,766	$10,829
4/30/19	$11,859	$10,831
5/31/19	$11,902	$11,024
6/30/19	$12,013	$11,162
7/31/19	$12,037	$11,187
8/31/19	$11,891	$11,476
9/30/19	$11,965	$11,415
10/31/19	$12,039	$11,450
11/30/19	$12,084	$11,444
12/31/19	$12,233	$11,436
1/31/20	$12,318	$11,656
2/29/20	$12,251	$11,866
3/31/20	$11,262	$11,796
4/30/20	$11,504	$12,006
5/31/20	$11,756	$12,062
6/30/20	$11,958	$12,137
7/31/20	$12,118	$12,319
8/31/20	$12,284	$12,219
9/30/20	$12,283	$12,213
10/31/20	$12,303	$12,158
11/30/20	$12,617	$12,277
12/31/20	$12,795	$12,294
1/31/21	$12,825	$12,206
2/28/21	$12,759	$12,030
3/31/21	$12,736	$11,880
4/30/21	$12,863	$11,974
5/31/21	$12,925	$12,013
6/30/21	$12,955	$12,097
7/31/21	$12,986	$12,232
8/31/21	$13,006	$12,209
9/30/21	$12,993	$12,103
10/31/21	$12,927	$12,100
11/30/21	$12,849	$12,136
12/31/21	$12,978	$12,105
1/31/22	$12,835	$11,844
2/28/22	$12,507	$11,712
3/31/22	$12,396	$11,386
4/30/22	$12,056	$10,954
5/31/22	$12,121	$11,025
6/30/22	$11,720	$10,852
7/31/22	$12,080	$11,117
8/31/22	$11,931	$10,803
9/30/22	$11,469	$10,336
10/31/22	$11,486	$10,202
11/30/22	$11,862	$10,578
12/31/22	$11,826	$10,530
1/31/23	$12,221	$10,854
2/28/23	$11,974	$10,573
3/31/23	$12,106	$10,842
4/30/23	$12,147	$10,908
5/31/23	$12,094	$10,789
6/30/23	$12,206	$10,750
7/31/23	$12,352	$10,743
8/31/23	$12,287	$10,674
9/30/23	$12,104	$10,403
10/31/23	$11,944	$10,239
11/30/23	$12,404	$10,702
12/31/23	$12,781	$11,112
1/31/24	$12,847	$11,082
2/29/24	$12,769	$10,925
3/31/24	$12,920	$11,026
4/30/24	$12,682	$10,747
5/31/24	$12,897	$10,930
6/30/24	$12,940	$11,033
7/31/24	$13,230	$11,291
8/31/24	$13,322	$11,453
9/30/24	$13,490	$11,606
10/31/24	$13,258	$11,319
11/30/24	$13,440	$11,438
12/31/24	$13,320	$11,251
1/31/25	$13,466	$11,311
2/28/25	$13,701	$11,560
3/31/25	$13,720	$11,564

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.19%	4.03%	3.21%
Class C (including sales charge)	5.19%	4.03%	3.21%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,157,617
# of Portfolio Holdings	10,260
Portfolio Turnover Rate	711%
Total Net Advisory Fees Paid During the Reporting Period	$411,034
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.8%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	20.6%
U.S. Treasury Obligations	15.8%
Corporate Bonds & Notes	8.5%
Sovereign Issues	8.1%
Loan Participations and Assignments	2.4%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PONCX

PIMCO Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS4221TSRAR_033125

I-3: PIPNX

PIMCO Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$72	0.69%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,008,326	$996,412
5/31/15	$1,015,872	$994,012
6/30/15	$1,009,630	$983,174
7/31/15	$1,014,792	$990,008
8/31/15	$1,006,851	$988,586
9/30/15	$1,000,532	$995,273
10/31/15	$1,014,040	$995,439
11/30/15	$1,014,314	$992,809
12/31/15	$1,005,225	$989,601
1/31/16	$1,008,080	$1,003,219
2/29/16	$1,003,215	$1,010,335
3/31/16	$1,022,528	$1,019,605
4/30/16	$1,034,115	$1,023,519
5/31/16	$1,041,384	$1,023,781
6/30/16	$1,046,938	$1,042,177
7/31/16	$1,059,553	$1,048,765
8/31/16	$1,066,917	$1,047,566
9/30/16	$1,076,097	$1,046,952
10/31/16	$1,080,848	$1,038,944
11/30/16	$1,079,355	$1,014,369
12/31/16	$1,090,451	$1,015,800
1/31/17	$1,099,786	$1,017,793
2/28/17	$1,112,814	$1,024,634
3/31/17	$1,121,317	$1,024,097
4/30/17	$1,128,946	$1,032,000
5/31/17	$1,140,282	$1,039,943
6/30/17	$1,146,128	$1,038,896
7/31/17	$1,152,920	$1,043,367
8/31/17	$1,163,470	$1,052,726
9/30/17	$1,169,390	$1,047,712
10/31/17	$1,175,396	$1,048,319
11/30/17	$1,178,603	$1,046,973
12/31/17	$1,181,819	$1,051,778
1/31/18	$1,178,383	$1,039,665
2/28/18	$1,173,036	$1,029,809
3/31/18	$1,178,219	$1,036,414
4/30/18	$1,172,645	$1,028,705
5/31/18	$1,172,063	$1,036,047
6/30/18	$1,172,453	$1,034,773
7/31/18	$1,178,711	$1,035,019
8/31/18	$1,176,687	$1,041,679
9/30/18	$1,178,524	$1,034,971
10/31/18	$1,176,939	$1,026,792
11/30/18	$1,177,338	$1,032,921
12/31/18	$1,186,743	$1,051,898
1/31/19	$1,206,239	$1,063,068
2/28/19	$1,211,692	$1,062,452
3/31/19	$1,222,238	$1,082,853
4/30/19	$1,232,832	$1,083,130
5/31/19	$1,238,358	$1,102,358
6/30/19	$1,250,902	$1,116,201
7/31/19	$1,254,409	$1,118,657
8/31/19	$1,240,309	$1,147,643
9/30/19	$1,249,057	$1,141,531
10/31/19	$1,257,846	$1,144,969
11/30/19	$1,263,520	$1,144,386
12/31/19	$1,280,181	$1,143,588
1/31/20	$1,290,175	$1,165,596
2/29/20	$1,284,193	$1,186,575
3/31/20	$1,181,629	$1,179,592
4/30/20	$1,207,950	$1,200,561
5/31/20	$1,235,479	$1,206,151
6/30/20	$1,257,694	$1,213,749
7/31/20	$1,275,636	$1,231,878
8/31/20	$1,294,155	$1,221,935
9/30/20	$1,295,095	$1,221,265
10/31/20	$1,298,252	$1,215,812
11/30/20	$1,332,488	$1,227,742
12/31/20	$1,352,358	$1,229,433
1/31/21	$1,356,657	$1,220,618
2/28/21	$1,350,886	$1,202,992
3/31/21	$1,349,594	$1,187,971
4/30/21	$1,364,083	$1,197,356
5/31/21	$1,371,830	$1,201,268
6/30/21	$1,376,197	$1,209,708
7/31/21	$1,380,578	$1,223,233
8/31/21	$1,383,832	$1,220,905
9/30/21	$1,383,659	$1,210,334
10/31/21	$1,377,740	$1,210,000
11/30/21	$1,370,650	$1,213,580
12/31/21	$1,385,515	$1,210,475
1/31/22	$1,371,418	$1,184,396
2/28/22	$1,337,485	$1,171,183
3/31/22	$1,326,803	$1,138,645
4/30/22	$1,291,475	$1,095,436
5/31/22	$1,299,546	$1,102,499
6/30/22	$1,257,599	$1,085,203
7/31/22	$1,297,268	$1,111,719
8/31/22	$1,282,348	$1,080,306
9/30/22	$1,232,590	$1,033,630
10/31/22	$1,236,639	$1,020,242
11/30/22	$1,278,148	$1,057,762
12/31/22	$1,275,376	$1,052,991
1/31/23	$1,318,961	$1,085,385
2/28/23	$1,293,408	$1,057,322
3/31/23	$1,308,807	$1,084,180
4/30/23	$1,314,275	$1,090,751
5/31/23	$1,309,709	$1,078,874
6/30/23	$1,322,820	$1,075,027
7/31/23	$1,339,810	$1,074,277
8/31/23	$1,333,895	$1,067,415
9/30/23	$1,315,113	$1,040,290
10/31/23	$1,298,816	$1,023,873
11/30/23	$1,349,906	$1,070,241
12/31/23	$1,392,125	$1,111,209
1/31/24	$1,400,471	$1,108,157
2/29/24	$1,393,050	$1,092,501
3/31/24	$1,410,753	$1,102,589
4/30/24	$1,385,954	$1,074,739
5/31/24	$1,410,529	$1,092,959
6/30/24	$1,416,404	$1,103,307
7/31/24	$1,449,340	$1,129,077
8/31/24	$1,460,705	$1,145,301
9/30/24	$1,480,316	$1,160,636
10/31/24	$1,456,122	$1,131,854
11/30/24	$1,477,313	$1,143,821
12/31/24	$1,465,349	$1,125,101
1/31/25	$1,482,577	$1,131,070
2/28/25	$1,509,692	$1,155,956
3/31/25	$1,513,021	$1,156,391

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	7.25%	5.07%	4.23%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,157,617
# of Portfolio Holdings	10,260
Portfolio Turnover Rate	711%
Total Net Advisory Fees Paid During the Reporting Period	$411,034
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.8%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	20.6%
U.S. Treasury Obligations	15.8%
Corporate Bonds & Notes	8.5%
Sovereign Issues	8.1%
Loan Participations and Assignments	2.4%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PIPNX

PIMCO Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS2186TSRAR_033125

Institutional Class: PIMIX

PIMCO Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.54%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,008,508	$996,412
5/31/15	$1,016,244	$994,012
6/30/15	$1,010,182	$983,174
7/31/15	$1,015,536	$990,008
8/31/15	$1,007,778	$988,586
9/30/15	$1,001,634	$995,273
10/31/15	$1,015,345	$995,439
11/30/15	$1,015,802	$992,809
12/31/15	$1,006,888	$989,601
1/31/16	$1,009,935	$1,003,219
2/29/16	$1,005,235	$1,010,335
3/31/16	$1,024,777	$1,019,605
4/30/16	$1,036,574	$1,023,519
5/31/16	$1,044,053	$1,023,781
6/30/16	$1,049,810	$1,042,177
7/31/16	$1,062,656	$1,048,765
8/31/16	$1,070,240	$1,047,566
9/30/16	$1,079,642	$1,046,952
10/31/16	$1,084,610	$1,038,944
11/30/16	$1,083,306	$1,014,369
12/31/16	$1,094,645	$1,015,800
1/31/17	$1,104,221	$1,017,793
2/28/17	$1,117,488	$1,024,634
3/31/17	$1,126,236	$1,024,097
4/30/17	$1,134,103	$1,032,000
5/31/17	$1,145,703	$1,039,943
6/30/17	$1,151,784	$1,038,896
7/31/17	$1,158,825	$1,043,367
8/31/17	$1,169,645	$1,052,726
9/30/17	$1,175,809	$1,047,712
10/31/17	$1,182,000	$1,048,319
11/30/17	$1,185,370	$1,046,973
12/31/17	$1,188,755	$1,051,778
1/31/18	$1,185,451	$1,039,665
2/28/18	$1,180,207	$1,029,809
3/31/18	$1,185,571	$1,036,414
4/30/18	$1,180,279	$1,028,705
5/31/18	$1,179,840	$1,036,047
6/30/18	$1,180,379	$1,034,773
7/31/18	$1,186,828	$1,035,019
8/31/18	$1,184,953	$1,041,679
9/30/18	$1,186,937	$1,034,971
10/31/18	$1,185,489	$1,026,792
11/30/18	$1,186,041	$1,032,921
12/31/18	$1,195,664	$1,051,898
1/31/19	$1,215,457	$1,063,068
2/28/19	$1,221,102	$1,062,452
3/31/19	$1,231,882	$1,082,853
4/30/19	$1,242,713	$1,083,130
5/31/19	$1,248,436	$1,102,358
6/30/19	$1,261,233	$1,116,201
7/31/19	$1,264,927	$1,118,657
8/31/19	$1,250,867	$1,147,643
9/30/19	$1,259,847	$1,141,531
10/31/19	$1,268,868	$1,144,969
11/30/19	$1,274,751	$1,144,386
12/31/19	$1,291,720	$1,143,588
1/31/20	$1,301,966	$1,165,596
2/29/20	$1,296,092	$1,186,575
3/31/20	$1,192,741	$1,179,592
4/30/20	$1,219,458	$1,200,561
5/31/20	$1,247,401	$1,206,151
6/30/20	$1,269,986	$1,213,749
7/31/20	$1,288,263	$1,231,878
8/31/20	$1,307,126	$1,221,935
9/30/20	$1,308,240	$1,221,265
10/31/20	$1,311,591	$1,215,812
11/30/20	$1,346,343	$1,227,742
12/31/20	$1,366,589	$1,229,433
1/31/21	$1,371,103	$1,220,618
2/28/21	$1,365,442	$1,202,992
3/31/21	$1,364,306	$1,187,971
4/30/21	$1,379,123	$1,197,356
5/31/21	$1,387,128	$1,201,268
6/30/21	$1,391,717	$1,209,708
7/31/21	$1,396,321	$1,223,233
8/31/21	$1,399,786	$1,220,905
9/30/21	$1,399,786	$1,210,334
10/31/21	$1,393,973	$1,210,000
11/30/21	$1,386,974	$1,213,580
12/31/21	$1,402,190	$1,210,475
1/31/22	$1,388,098	$1,184,396
2/28/22	$1,353,925	$1,171,183
3/31/22	$1,343,283	$1,138,645
4/30/22	$1,307,684	$1,095,436
5/31/22	$1,316,021	$1,102,499
6/30/22	$1,273,707	$1,085,203
7/31/22	$1,314,043	$1,111,719
8/31/22	$1,299,094	$1,080,306
9/30/22	$1,250,061	$1,033,630
10/31/22	$1,253,104	$1,020,242
11/30/22	$1,295,322	$1,057,762
12/31/22	$1,292,675	$1,052,991
1/31/23	$1,337,013	$1,085,385
2/28/23	$1,311,277	$1,057,322
3/31/23	$1,327,053	$1,084,180
4/30/23	$1,332,762	$1,090,751
5/31/23	$1,328,298	$1,078,874
6/30/23	$1,341,761	$1,075,027
7/31/23	$1,357,872	$1,074,277
8/31/23	$1,353,337	$1,067,415
9/30/23	$1,334,451	$1,040,290
10/31/23	$1,318,081	$1,023,873
11/30/23	$1,370,093	$1,070,241
12/31/23	$1,413,115	$1,111,209
1/31/24	$1,421,764	$1,108,157
2/29/24	$1,414,408	$1,092,501
3/31/24	$1,432,559	$1,102,589
4/30/24	$1,407,557	$1,074,739
5/31/24	$1,432,692	$1,092,959
6/30/24	$1,438,838	$1,103,307
7/31/24	$1,472,475	$1,129,077
8/31/24	$1,484,205	$1,145,301
9/30/24	$1,504,318	$1,160,636
10/31/24	$1,479,920	$1,131,854
11/30/24	$1,501,642	$1,143,821
12/31/24	$1,489,668	$1,125,101
1/31/25	$1,507,369	$1,131,070
2/28/25	$1,535,125	$1,155,956
3/31/25	$1,538,701	$1,156,391

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.41%	5.23%	4.40%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,157,617
# of Portfolio Holdings	10,260
Portfolio Turnover Rate	711%
Total Net Advisory Fees Paid During the Reporting Period	$411,034
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.8%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	20.6%
U.S. Treasury Obligations	15.8%
Corporate Bonds & Notes	8.5%
Sovereign Issues	8.1%
Loan Participations and Assignments	2.4%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PIMIX

PIMCO Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS1821TSRAR_033125

I-2: PONPX

PIMCO Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$66	0.64%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,008,419	$996,412
5/31/15	$1,016,066	$994,012
6/30/15	$1,009,915	$983,174
7/31/15	$1,015,177	$990,008
8/31/15	$1,007,332	$988,586
9/30/15	$1,001,100	$995,273
10/31/15	$1,014,713	$995,439
11/30/15	$1,015,079	$992,809
12/31/15	$1,006,079	$989,601
1/31/16	$1,009,038	$1,003,219
2/29/16	$1,004,256	$1,010,335
3/31/16	$1,023,692	$1,019,605
4/30/16	$1,035,390	$1,023,519
5/31/16	$1,042,773	$1,023,781
6/30/16	$1,048,434	$1,042,177
7/31/16	$1,061,176	$1,048,765
8/31/16	$1,068,661	$1,047,566
9/30/16	$1,077,959	$1,046,952
10/31/16	$1,082,831	$1,038,944
11/30/16	$1,081,439	$1,014,369
12/31/16	$1,092,668	$1,015,800
1/31/17	$1,102,136	$1,017,793
2/28/17	$1,115,287	$1,024,634
3/31/17	$1,123,926	$1,024,097
4/30/17	$1,131,685	$1,032,000
5/31/17	$1,143,168	$1,039,943
6/30/17	$1,149,143	$1,038,896
7/31/17	$1,156,076	$1,043,367
8/31/17	$1,166,777	$1,052,726
9/30/17	$1,172,831	$1,047,712
10/31/17	$1,178,912	$1,048,319
11/30/17	$1,182,179	$1,046,973
12/31/17	$1,185,460	$1,051,778
1/31/18	$1,182,069	$1,039,665
2/28/18	$1,176,744	$1,029,809
3/31/18	$1,181,996	$1,036,414
4/30/18	$1,176,624	$1,028,705
5/31/18	$1,176,089	$1,036,047
6/30/18	$1,176,528	$1,034,773
7/31/18	$1,182,857	$1,035,019
8/31/18	$1,180,881	$1,041,679
9/30/18	$1,182,768	$1,034,971
10/31/18	$1,181,227	$1,026,792
11/30/18	$1,181,678	$1,032,921
12/31/18	$1,191,167	$1,051,898
1/31/19	$1,210,785	$1,063,068
2/28/19	$1,216,308	$1,062,452
3/31/19	$1,226,945	$1,082,853
4/30/19	$1,237,629	$1,083,130
5/31/19	$1,243,227	$1,102,358
6/30/19	$1,255,871	$1,116,201
7/31/19	$1,259,445	$1,118,657
8/31/19	$1,245,340	$1,147,643
9/30/19	$1,254,177	$1,141,531
10/31/19	$1,263,052	$1,144,969
11/30/19	$1,268,803	$1,144,386
12/31/19	$1,285,587	$1,143,588
1/31/20	$1,295,677	$1,165,596
2/29/20	$1,289,723	$1,186,575
3/31/20	$1,186,772	$1,179,592
4/30/20	$1,213,257	$1,200,561
5/31/20	$1,240,957	$1,206,151
6/30/20	$1,263,321	$1,213,749
7/31/20	$1,281,397	$1,231,878
8/31/20	$1,300,053	$1,221,935
9/30/20	$1,301,052	$1,221,265
10/31/20	$1,304,276	$1,215,812
11/30/20	$1,338,724	$1,227,742
12/31/20	$1,358,744	$1,229,433
1/31/21	$1,363,118	$1,220,618
2/28/21	$1,357,377	$1,202,992
3/31/21	$1,356,134	$1,187,971
4/30/21	$1,370,749	$1,197,356
5/31/21	$1,378,591	$1,201,268
6/30/21	$1,383,037	$1,209,708
7/31/21	$1,387,497	$1,223,233
8/31/21	$1,390,824	$1,220,905
9/30/21	$1,390,708	$1,210,334
10/31/21	$1,384,817	$1,210,000
11/30/21	$1,377,748	$1,213,580
12/31/21	$1,392,747	$1,210,475
1/31/22	$1,378,634	$1,184,396
2/28/22	$1,344,581	$1,171,183
3/31/22	$1,333,898	$1,138,645
4/30/22	$1,298,436	$1,095,436
5/31/22	$1,306,605	$1,102,499
6/30/22	$1,264,486	$1,085,203
7/31/22	$1,304,425	$1,111,719
8/31/22	$1,289,476	$1,080,306
9/30/22	$1,240,697	$1,033,630
10/31/22	$1,243,614	$1,020,242
11/30/22	$1,285,408	$1,057,762
12/31/22	$1,282,675	$1,052,991
1/31/23	$1,326,564	$1,085,385
2/28/23	$1,300,918	$1,057,322
3/31/23	$1,316,460	$1,084,180
4/30/23	$1,322,014	$1,090,751
5/31/23	$1,317,476	$1,078,874
6/30/23	$1,330,720	$1,075,027
7/31/23	$1,346,587	$1,074,277
8/31/23	$1,341,978	$1,067,415
9/30/23	$1,323,138	$1,040,290
10/31/23	$1,306,797	$1,023,873
11/30/23	$1,358,255	$1,070,241
12/31/23	$1,400,793	$1,111,209
1/31/24	$1,409,249	$1,108,157
2/29/24	$1,401,841	$1,092,501
3/31/24	$1,419,713	$1,102,589
4/30/24	$1,394,817	$1,074,739
5/31/24	$1,419,607	$1,092,959
6/30/24	$1,425,580	$1,103,307
7/31/24	$1,458,787	$1,129,077
8/31/24	$1,470,286	$1,145,301
9/30/24	$1,490,088	$1,160,636
10/31/24	$1,465,797	$1,131,854
11/30/24	$1,487,190	$1,143,821
12/31/24	$1,475,207	$1,125,101
1/31/25	$1,492,612	$1,131,070
2/28/25	$1,519,972	$1,155,956
3/31/25	$1,523,388	$1,156,391

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	7.30%	5.12%	4.30%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,157,617
# of Portfolio Holdings	10,260
Portfolio Turnover Rate	711%
Total Net Advisory Fees Paid During the Reporting Period	$411,034
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.8%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	20.6%
U.S. Treasury Obligations	15.8%
Corporate Bonds & Notes	8.5%
Sovereign Issues	8.1%
Loan Participations and Assignments	2.4%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PONPX

PIMCO Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS1907TSRAR_033125

Class R: PONRX

PIMCO Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$123	1.19%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Index
3/31/15	$10,000	$10,000
4/30/15	$10,080	$9,964
5/31/15	$10,151	$9,940
6/30/15	$10,085	$9,832
7/31/15	$10,133	$9,900
8/31/15	$10,050	$9,886
9/30/15	$9,983	$9,953
10/31/15	$10,114	$9,954
11/30/15	$10,113	$9,928
12/31/15	$10,018	$9,896
1/31/16	$10,043	$10,032
2/29/16	$9,991	$10,103
3/31/16	$10,180	$10,196
4/30/16	$10,291	$10,235
5/31/16	$10,360	$10,238
6/30/16	$10,411	$10,422
7/31/16	$10,533	$10,488
8/31/16	$10,603	$10,476
9/30/16	$10,690	$10,470
10/31/16	$10,734	$10,389
11/30/16	$10,715	$10,144
12/31/16	$10,822	$10,158
1/31/17	$10,911	$10,178
2/28/17	$11,036	$10,246
3/31/17	$11,116	$10,241
4/30/17	$11,188	$10,320
5/31/17	$11,296	$10,399
6/30/17	$11,350	$10,389
7/31/17	$11,414	$10,434
8/31/17	$11,514	$10,527
9/30/17	$11,569	$10,477
10/31/17	$11,623	$10,483
11/30/17	$11,650	$10,470
12/31/17	$11,677	$10,518
1/31/18	$11,638	$10,397
2/28/18	$11,581	$10,298
3/31/18	$11,627	$10,364
4/30/18	$11,569	$10,287
5/31/18	$11,558	$10,360
6/30/18	$11,557	$10,348
7/31/18	$11,614	$10,350
8/31/18	$11,588	$10,417
9/30/18	$11,602	$10,350
10/31/18	$11,582	$10,268
11/30/18	$11,581	$10,329
12/31/18	$11,668	$10,519
1/31/19	$11,855	$10,631
2/28/19	$11,904	$10,625
3/31/19	$12,002	$10,829
4/30/19	$12,102	$10,831
5/31/19	$12,151	$11,024
6/30/19	$12,269	$11,162
7/31/19	$12,298	$11,187
8/31/19	$12,155	$11,476
9/30/19	$12,236	$11,415
10/31/19	$12,317	$11,450
11/30/19	$12,367	$11,444
12/31/19	$12,525	$11,436
1/31/20	$12,617	$11,656
2/29/20	$12,554	$11,866
3/31/20	$11,546	$11,796
4/30/20	$11,798	$12,006
5/31/20	$12,062	$12,062
6/30/20	$12,274	$12,137
7/31/20	$12,444	$12,319
8/31/20	$12,619	$12,219
9/30/20	$12,623	$12,213
10/31/20	$12,649	$12,158
11/30/20	$12,977	$12,277
12/31/20	$13,165	$12,294
1/31/21	$13,202	$12,206
2/28/21	$13,140	$12,030
3/31/21	$13,122	$11,880
4/30/21	$13,257	$11,974
5/31/21	$13,327	$12,013
6/30/21	$13,364	$12,097
7/31/21	$13,401	$12,232
8/31/21	$13,427	$12,209
9/30/21	$13,420	$12,103
10/31/21	$13,357	$12,100
11/30/21	$13,282	$12,136
12/31/21	$13,421	$12,105
1/31/22	$13,279	$11,844
2/28/22	$12,945	$11,712
3/31/22	$12,836	$11,386
4/30/22	$12,489	$10,954
5/31/22	$12,562	$11,025
6/30/22	$12,151	$10,852
7/31/22	$12,529	$11,117
8/31/22	$12,380	$10,803
9/30/22	$11,906	$10,336
10/31/22	$11,928	$10,202
11/30/22	$12,324	$10,578
12/31/22	$12,292	$10,530
1/31/23	$12,707	$10,854
2/28/23	$12,455	$10,573
3/31/23	$12,598	$10,842
4/30/23	$12,646	$10,908
5/31/23	$12,597	$10,789
6/30/23	$12,717	$10,750
7/31/23	$12,876	$10,743
8/31/23	$12,813	$10,674
9/30/23	$12,628	$10,403
10/31/23	$12,466	$10,239
11/30/23	$12,951	$10,702
12/31/23	$13,351	$11,112
1/31/24	$13,425	$11,082
2/29/24	$13,348	$10,925
3/31/24	$13,512	$11,026
4/30/24	$13,269	$10,747
5/31/24	$13,499	$10,930
6/30/24	$13,550	$11,033
7/31/24	$13,859	$11,291
8/31/24	$13,962	$11,453
9/30/24	$14,144	$11,606
10/31/24	$13,907	$11,319
11/30/24	$14,103	$11,438
12/31/24	$13,983	$11,251
1/31/25	$14,142	$11,311
2/28/25	$14,394	$11,560
3/31/25	$14,420	$11,564

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class R	6.72%	4.55%	3.73%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,157,617
# of Portfolio Holdings	10,260
Portfolio Turnover Rate	711%
Total Net Advisory Fees Paid During the Reporting Period	$411,034
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.8%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	20.6%
U.S. Treasury Obligations	15.8%
Corporate Bonds & Notes	8.5%
Sovereign Issues	8.1%
Loan Participations and Assignments	2.4%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PONRX

PIMCO Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS4521TSRAR_033125

Institutional Class: PTCIX

PIMCO Long-Term Credit Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Long-Term Credit Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	1.24%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning within financials contributed to performance, as select issuers outperformed.

  Interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as the curve steepened.

  Relative value positioning within physical versus synthetic credit contributed to performance, as synthetic positioning outperformed cash bonds.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Long Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$982,427	$996,412	$979,590
5/31/15	$969,515	$994,012	$962,284
6/30/15	$938,282	$983,174	$927,440
7/31/15	$957,769	$990,008	$940,916
8/31/15	$935,280	$988,586	$928,894
9/30/15	$926,572	$995,273	$932,257
10/31/15	$945,343	$995,439	$941,577
11/30/15	$939,040	$992,809	$937,712
12/31/15	$924,247	$989,601	$926,069
1/31/16	$932,688	$1,003,219	$928,444
2/29/16	$942,442	$1,010,335	$944,151
3/31/16	$987,627	$1,019,605	$989,219
4/30/16	$1,007,213	$1,023,519	$1,012,491
5/31/16	$1,012,045	$1,023,781	$1,012,711
6/30/16	$1,058,907	$1,042,177	$1,055,018
7/31/16	$1,095,426	$1,048,765	$1,084,337
8/31/16	$1,102,183	$1,047,566	$1,090,446
9/30/16	$1,096,700	$1,046,952	$1,078,913
10/31/16	$1,075,606	$1,038,944	$1,056,624
11/30/16	$1,016,913	$1,014,369	$1,005,245
12/31/16	$1,032,688	$1,015,800	$1,020,695
1/31/17	$1,042,403	$1,017,793	$1,023,192
2/28/17	$1,066,959	$1,024,634	$1,043,725
3/31/17	$1,064,558	$1,024,097	$1,037,598
4/30/17	$1,083,405	$1,032,000	$1,053,733
5/31/17	$1,103,669	$1,039,943	$1,075,496
6/30/17	$1,115,905	$1,038,896	$1,086,404
7/31/17	$1,124,804	$1,043,367	$1,095,639
8/31/17	$1,141,509	$1,052,726	$1,111,668
9/30/17	$1,141,368	$1,047,712	$1,110,000
10/31/17	$1,146,758	$1,048,319	$1,117,990
11/30/17	$1,151,524	$1,046,973	$1,122,596
12/31/17	$1,172,454	$1,051,778	$1,145,337
1/31/18	$1,160,751	$1,039,665	$1,130,716
2/28/18	$1,125,125	$1,029,809	$1,093,307
3/31/18	$1,136,548	$1,036,414	$1,101,463
4/30/18	$1,115,907	$1,028,705	$1,080,140
5/31/18	$1,112,805	$1,036,047	$1,085,128
6/30/18	$1,105,879	$1,034,773	$1,072,235
7/31/18	$1,120,034	$1,035,019	$1,088,299
8/31/18	$1,122,170	$1,041,679	$1,091,907
9/30/18	$1,114,557	$1,034,971	$1,085,764
10/31/18	$1,080,723	$1,026,792	$1,046,556
11/30/18	$1,078,750	$1,032,921	$1,042,367
12/31/18	$1,102,726	$1,051,898	$1,067,927
1/31/19	$1,142,462	$1,063,068	$1,104,828
2/28/19	$1,147,080	$1,062,452	$1,104,070
3/31/19	$1,195,688	$1,082,853	$1,151,870
4/30/19	$1,203,681	$1,083,130	$1,158,897
5/31/19	$1,232,784	$1,102,358	$1,186,522
6/30/19	$1,277,644	$1,116,201	$1,232,766
7/31/19	$1,292,050	$1,118,657	$1,247,045
8/31/19	$1,371,232	$1,147,643	$1,321,345
9/30/19	$1,356,014	$1,141,531	$1,301,986
10/31/19	$1,364,604	$1,144,969	$1,309,138
11/30/19	$1,372,203	$1,144,386	$1,316,123
12/31/19	$1,373,286	$1,143,588	$1,317,383
1/31/20	$1,433,677	$1,165,596	$1,370,808
2/29/20	$1,456,670	$1,186,575	$1,398,122
3/31/20	$1,298,436	$1,179,592	$1,256,094
4/30/20	$1,379,903	$1,200,561	$1,340,169
5/31/20	$1,405,295	$1,206,151	$1,360,747
6/30/20	$1,442,841	$1,213,749	$1,395,325
7/31/20	$1,522,104	$1,231,878	$1,480,312
8/31/20	$1,484,602	$1,221,935	$1,429,988
9/30/20	$1,475,776	$1,221,265	$1,422,808
10/31/20	$1,459,491	$1,215,812	$1,414,043
11/30/20	$1,541,713	$1,227,742	$1,486,332
12/31/20	$1,555,437	$1,229,433	$1,492,811
1/31/21	$1,520,340	$1,220,618	$1,454,218
2/28/21	$1,469,271	$1,202,992	$1,406,048
3/31/21	$1,426,191	$1,187,971	$1,367,526
4/30/21	$1,459,994	$1,197,356	$1,391,130
5/31/21	$1,471,039	$1,201,268	$1,405,701
6/30/21	$1,522,323	$1,209,708	$1,455,667
7/31/21	$1,556,483	$1,223,233	$1,487,815
8/31/21	$1,557,199	$1,220,905	$1,482,339
9/30/21	$1,523,784	$1,210,334	$1,453,097
10/31/21	$1,533,345	$1,210,000	$1,474,648
11/30/21	$1,542,392	$1,213,580	$1,480,636
12/31/21	$1,539,641	$1,210,475	$1,475,176
1/31/22	$1,466,054	$1,184,396	$1,394,292
2/28/22	$1,408,315	$1,171,183	$1,347,492
3/31/22	$1,357,595	$1,138,645	$1,309,536
4/30/22	$1,235,692	$1,095,436	$1,183,370
5/31/22	$1,231,687	$1,102,499	$1,194,297
6/30/22	$1,172,565	$1,085,203	$1,144,730
7/31/22	$1,228,139	$1,111,719	$1,197,904
8/31/22	$1,180,850	$1,080,306	$1,145,565
9/30/22	$1,087,894	$1,033,630	$1,046,584
10/31/22	$1,063,028	$1,020,242	$1,022,517
11/30/22	$1,151,239	$1,057,762	$1,114,664
12/31/22	$1,138,182	$1,052,991	$1,102,068
1/31/23	$1,220,929	$1,085,385	$1,176,398
2/28/23	$1,163,821	$1,057,322	$1,115,734
3/31/23	$1,204,229	$1,084,180	$1,161,794
4/30/23	$1,212,387	$1,090,751	$1,171,860
5/31/23	$1,182,528	$1,078,874	$1,140,333
6/30/23	$1,196,846	$1,075,027	$1,156,858
7/31/23	$1,194,592	$1,074,277	$1,155,176
8/31/23	$1,171,293	$1,067,415	$1,133,102
9/30/23	$1,107,189	$1,040,290	$1,073,171
10/31/23	$1,058,945	$1,023,873	$1,028,848
11/30/23	$1,166,832	$1,070,241	$1,137,292
12/31/23	$1,252,154	$1,111,209	$1,220,278
1/31/24	$1,247,233	$1,108,157	$1,208,937
2/29/24	$1,219,080	$1,092,501	$1,177,648
3/31/24	$1,240,791	$1,102,589	$1,200,196
4/30/24	$1,183,533	$1,074,739	$1,141,448
5/31/24	$1,218,398	$1,092,959	$1,173,359
6/30/24	$1,228,889	$1,103,307	$1,180,054
7/31/24	$1,269,301	$1,129,077	$1,217,186
8/31/24	$1,296,146	$1,145,301	$1,243,104
9/30/24	$1,328,136	$1,160,636	$1,275,622
10/31/24	$1,273,972	$1,131,854	$1,222,259
11/30/24	$1,305,618	$1,143,821	$1,249,327
12/31/24	$1,251,272	$1,125,101	$1,195,771
1/31/25	$1,260,295	$1,131,070	$1,200,895
2/28/25	$1,311,003	$1,155,956	$1,242,409
3/31/25	$1,292,027	$1,156,391	$1,225,258

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.13%	(0.10%)	2.60%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Long Credit Index	2.09%	(0.50%)	2.05%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,275,939
# of Portfolio Holdings	1,663
Portfolio Turnover Rate	222%
Total Net Advisory Fees Paid During the Reporting Period	$9,993
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	72.7%
U.S. Treasury Obligations	24.3%
U.S. Government Agencies	15.8%
Sovereign Issues	4.1%
Preferred Securities	3.9%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	1.5%
Asset-Backed Securities	1.0%
Non-Agency Mortgage-Backed Securities	0.5%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTCIX

PIMCO Long-Term Credit Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS1945TSRAR_033125

I-2: PLCPX

PIMCO Long-Term Credit Bond Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Long-Term Credit Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$137	1.34%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning within financials contributed to performance, as select issuers outperformed.

  Interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as the curve steepened.

  Relative value positioning within physical versus synthetic credit contributed to performance, as synthetic positioning outperformed cash bonds.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Long Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$982,346	$996,412	$979,590
5/31/15	$969,349	$994,012	$962,284
6/30/15	$938,043	$983,174	$927,440
7/31/15	$957,440	$990,008	$940,916
8/31/15	$934,885	$988,586	$928,894
9/30/15	$926,105	$995,273	$932,257
10/31/15	$944,784	$995,439	$941,577
11/30/15	$938,411	$992,809	$937,712
12/31/15	$923,542	$989,601	$926,069
1/31/16	$931,906	$1,003,219	$928,444
2/29/16	$941,579	$1,010,335	$944,151
3/31/16	$986,639	$1,019,605	$989,219
4/30/16	$1,006,121	$1,023,519	$1,012,491
5/31/16	$1,010,865	$1,023,781	$1,012,711
6/30/16	$1,057,591	$1,042,177	$1,055,018
7/31/16	$1,093,973	$1,048,765	$1,084,337
8/31/16	$1,100,629	$1,047,566	$1,090,446
9/30/16	$1,095,057	$1,046,952	$1,078,913
10/31/16	$1,073,909	$1,038,944	$1,056,624
11/30/16	$1,015,225	$1,014,369	$1,005,245
12/31/16	$1,030,834	$1,015,800	$1,020,695
1/31/17	$1,040,448	$1,017,793	$1,023,192
2/28/17	$1,064,879	$1,024,634	$1,043,725
3/31/17	$1,062,387	$1,024,097	$1,037,598
4/30/17	$1,081,115	$1,032,000	$1,053,733
5/31/17	$1,101,245	$1,039,943	$1,075,496
6/30/17	$1,113,357	$1,038,896	$1,086,404
7/31/17	$1,122,147	$1,043,367	$1,095,639
8/31/17	$1,138,716	$1,052,726	$1,111,668
9/30/17	$1,138,479	$1,047,712	$1,110,000
10/31/17	$1,143,762	$1,048,319	$1,117,990
11/30/17	$1,148,421	$1,046,973	$1,122,596
12/31/17	$1,169,193	$1,051,778	$1,145,337
1/31/18	$1,157,427	$1,039,665	$1,130,716
2/28/18	$1,121,816	$1,029,809	$1,093,307
3/31/18	$1,133,108	$1,036,414	$1,101,463
4/30/18	$1,112,441	$1,028,705	$1,080,140
5/31/18	$1,109,255	$1,036,047	$1,085,128
6/30/18	$1,102,260	$1,034,773	$1,072,235
7/31/18	$1,116,278	$1,035,019	$1,088,299
8/31/18	$1,118,303	$1,041,679	$1,091,907
9/30/18	$1,110,633	$1,034,971	$1,085,764
10/31/18	$1,076,826	$1,026,792	$1,046,556
11/30/18	$1,074,765	$1,032,921	$1,042,367
12/31/18	$1,098,564	$1,051,898	$1,067,927
1/31/19	$1,138,059	$1,063,068	$1,104,828
2/28/19	$1,142,571	$1,062,452	$1,104,070
3/31/19	$1,190,890	$1,082,853	$1,151,870
4/30/19	$1,198,755	$1,083,130	$1,158,897
5/31/19	$1,227,629	$1,102,358	$1,186,522
6/30/19	$1,272,208	$1,116,201	$1,232,766
7/31/19	$1,286,444	$1,118,657	$1,247,045
8/31/19	$1,365,162	$1,147,643	$1,321,345
9/30/19	$1,349,910	$1,141,531	$1,301,986
10/31/19	$1,358,347	$1,144,969	$1,309,138
11/30/19	$1,365,797	$1,144,386	$1,316,123
12/31/19	$1,366,757	$1,143,588	$1,317,383
1/31/20	$1,426,738	$1,165,596	$1,370,808
2/29/20	$1,449,512	$1,186,575	$1,398,122
3/31/20	$1,291,949	$1,179,592	$1,256,094
4/30/20	$1,372,897	$1,200,561	$1,340,169
5/31/20	$1,398,046	$1,206,151	$1,360,747
6/30/20	$1,435,280	$1,213,749	$1,395,325
7/31/20	$1,513,994	$1,231,878	$1,480,312
8/31/20	$1,476,576	$1,221,935	$1,429,988
9/30/20	$1,467,674	$1,221,265	$1,422,808
10/31/20	$1,451,347	$1,215,812	$1,414,043
11/30/20	$1,532,990	$1,227,742	$1,486,332
12/31/20	$1,546,479	$1,229,433	$1,492,811
1/31/21	$1,511,468	$1,220,618	$1,454,218
2/28/21	$1,460,586	$1,202,992	$1,406,048
3/31/21	$1,417,641	$1,187,971	$1,367,526
4/30/21	$1,451,116	$1,197,356	$1,391,130
5/31/21	$1,461,979	$1,201,268	$1,405,701
6/30/21	$1,512,824	$1,209,708	$1,455,667
7/31/21	$1,546,636	$1,223,233	$1,487,815
8/31/21	$1,547,218	$1,220,905	$1,482,339
9/30/21	$1,513,890	$1,210,334	$1,453,097
10/31/21	$1,523,259	$1,210,000	$1,474,648
11/30/21	$1,532,124	$1,213,580	$1,480,636
12/31/21	$1,529,252	$1,210,475	$1,475,176
1/31/22	$1,456,043	$1,184,396	$1,394,292
2/28/22	$1,398,590	$1,171,183	$1,347,492
3/31/22	$1,348,110	$1,138,645	$1,309,536
4/30/22	$1,226,951	$1,095,436	$1,183,370
5/31/22	$1,222,874	$1,102,499	$1,194,297
6/30/22	$1,164,078	$1,085,203	$1,144,730
7/31/22	$1,219,150	$1,111,719	$1,197,904
8/31/22	$1,172,105	$1,080,306	$1,145,565
9/30/22	$1,079,738	$1,033,630	$1,046,584
10/31/22	$1,054,973	$1,020,242	$1,022,517
11/30/22	$1,142,426	$1,057,762	$1,114,664
12/31/22	$1,129,367	$1,052,991	$1,102,068
1/31/23	$1,211,375	$1,085,385	$1,176,398
2/28/23	$1,154,624	$1,057,322	$1,115,734
3/31/23	$1,194,608	$1,084,180	$1,161,794
4/30/23	$1,202,608	$1,090,751	$1,171,860
5/31/23	$1,172,894	$1,078,874	$1,140,333
6/30/23	$1,186,995	$1,075,027	$1,156,858
7/31/23	$1,184,668	$1,074,277	$1,155,176
8/31/23	$1,161,468	$1,067,415	$1,133,102
9/30/23	$1,097,808	$1,040,290	$1,073,171
10/31/23	$1,049,885	$1,023,873	$1,028,848
11/30/23	$1,156,759	$1,070,241	$1,137,292
12/31/23	$1,241,239	$1,111,209	$1,220,278
1/31/24	$1,236,260	$1,108,157	$1,208,937
2/29/24	$1,208,259	$1,092,501	$1,177,648
3/31/24	$1,229,674	$1,102,589	$1,200,196
4/30/24	$1,172,831	$1,074,739	$1,141,448
5/31/24	$1,207,273	$1,092,959	$1,173,359
6/30/24	$1,217,573	$1,103,307	$1,180,054
7/31/24	$1,257,510	$1,129,077	$1,217,186
8/31/24	$1,283,996	$1,145,301	$1,243,104
9/30/24	$1,315,581	$1,160,636	$1,275,622
10/31/24	$1,261,820	$1,131,854	$1,222,259
11/30/24	$1,293,056	$1,143,821	$1,249,327
12/31/24	$1,239,124	$1,125,101	$1,195,771
1/31/25	$1,247,952	$1,131,070	$1,200,895
2/28/25	$1,298,065	$1,155,956	$1,242,409
3/31/25	$1,279,175	$1,156,391	$1,225,258

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	4.03%	(0.20%)	2.49%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Long Credit Index	2.09%	(0.50%)	2.05%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,275,939
# of Portfolio Holdings	1,663
Portfolio Turnover Rate	222%
Total Net Advisory Fees Paid During the Reporting Period	$9,993
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	72.7%
U.S. Treasury Obligations	24.3%
U.S. Government Agencies	15.8%
Sovereign Issues	4.1%
Preferred Securities	3.9%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	1.5%
Asset-Backed Securities	1.0%
Non-Agency Mortgage-Backed Securities	0.5%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLCPX

PIMCO Long-Term Credit Bond Fund

Annual Shareholder Report |

March 31, 2025

PIMS2054TSRAR_033125

Class A: PSRZX

PIMCO Low Duration Credit Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.08%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the high yield media sector, specifically overweight exposure to a local television station owner, contributed to performance, as spreads tightened.

  Security selection within the bank loan healthcare sector, specifically overweight exposure to a pharmaceutical manufacturer, contributed to performance, as spreads tightened.

  Security selection within the bank loan technology sector, specifically overweight exposure to an education software provider, contributed to performance, as spreads tightened.

  Security selection within the high yield healthcare sector, specifically overweight exposure to a for-profit hospital operator, detracted from performance, as spreads widened.

  Underweight exposure to U.S. duration detracted from performance, as interest rates fell.

  Underweight exposure to the high yield telecommunications sector detracted from performance, as the sector outperformed.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
3/31/15	$9,777	$10,000	$10,000
4/30/15	$9,834	$9,964	$10,094
5/31/15	$9,836	$9,940	$10,119
6/30/15	$9,803	$9,832	$10,062
7/31/15	$9,834	$9,900	$10,025
8/31/15	$9,773	$9,886	$9,915
9/30/15	$9,722	$9,953	$9,794
10/31/15	$9,742	$9,954	$9,881
11/30/15	$9,631	$9,928	$9,742
12/31/15	$9,558	$9,896	$9,592
1/31/16	$9,503	$10,032	$9,476
2/29/16	$9,484	$10,103	$9,457
3/31/16	$9,715	$10,196	$9,774
4/30/16	$9,840	$10,235	$10,033
5/31/16	$9,900	$10,238	$10,140
6/30/16	$9,898	$10,422	$10,191
7/31/16	$10,007	$10,488	$10,361
8/31/16	$10,077	$10,476	$10,499
9/30/16	$10,125	$10,470	$10,589
10/31/16	$10,154	$10,389	$10,652
11/30/16	$10,184	$10,144	$10,674
12/31/16	$10,267	$10,158	$10,832
1/31/17	$10,295	$10,178	$10,917
2/28/17	$10,336	$10,246	$11,024
3/31/17	$10,359	$10,241	$11,023
4/30/17	$10,408	$10,320	$11,092
5/31/17	$10,449	$10,399	$11,157
6/30/17	$10,440	$10,389	$11,167
7/31/17	$10,512	$10,434	$11,256
8/31/17	$10,513	$10,527	$11,253
9/30/17	$10,546	$10,477	$11,318
10/31/17	$10,601	$10,483	$11,376
11/30/17	$10,593	$10,470	$11,369
12/31/17	$10,626	$10,518	$11,409
1/31/18	$10,703	$10,397	$11,523
2/28/18	$10,682	$10,298	$11,513
3/31/18	$10,706	$10,364	$11,524
4/30/18	$10,752	$10,287	$11,591
5/31/18	$10,745	$10,360	$11,626
6/30/18	$10,749	$10,348	$11,650
7/31/18	$10,818	$10,350	$11,755
8/31/18	$10,869	$10,417	$11,818
9/30/18	$10,936	$10,350	$11,894
10/31/18	$10,919	$10,268	$11,823
11/30/18	$10,826	$10,329	$11,732
12/31/18	$10,530	$10,519	$11,478
1/31/19	$10,822	$10,631	$11,824
2/28/19	$11,004	$10,625	$12,000
3/31/19	$10,967	$10,829	$12,027
4/30/19	$11,148	$10,831	$12,179
5/31/19	$11,114	$11,024	$12,108
6/30/19	$11,150	$11,162	$12,218
7/31/19	$11,225	$11,187	$12,290
8/31/19	$11,221	$11,476	$12,276
9/30/19	$11,290	$11,415	$12,314
10/31/19	$11,260	$11,450	$12,293
11/30/19	$11,345	$11,444	$12,325
12/31/19	$11,482	$11,436	$12,543
1/31/20	$11,497	$11,656	$12,578
2/29/20	$11,342	$11,866	$12,399
3/31/20	$10,176	$11,796	$10,907
4/30/20	$10,431	$12,006	$11,303
5/31/20	$10,715	$12,062	$11,736
6/30/20	$10,673	$12,137	$11,890
7/31/20	$10,882	$12,319	$12,206
8/31/20	$10,973	$12,219	$12,374
9/30/20	$10,967	$12,213	$12,382
10/31/20	$10,938	$12,158	$12,419
11/30/20	$11,173	$12,277	$12,778
12/31/20	$11,288	$12,294	$12,983
1/31/21	$11,365	$12,206	$13,109
2/28/21	$11,383	$12,030	$13,200
3/31/21	$11,347	$11,880	$13,256
4/30/21	$11,398	$11,974	$13,351
5/31/21	$11,432	$12,013	$13,420
6/30/21	$11,488	$12,097	$13,513
7/31/21	$11,488	$12,232	$13,511
8/31/21	$11,536	$12,209	$13,578
9/30/21	$11,565	$12,103	$13,645
10/31/21	$11,556	$12,100	$13,664
11/30/21	$11,495	$12,136	$13,598
12/31/21	$11,634	$12,105	$13,728
1/31/22	$11,566	$11,844	$13,659
2/28/22	$11,516	$11,712	$13,605
3/31/22	$11,510	$11,386	$13,585
4/30/22	$11,450	$10,954	$13,467
5/31/22	$11,303	$11,025	$13,297
6/30/22	$10,879	$10,852	$12,832
7/31/22	$11,229	$11,117	$13,236
8/31/22	$11,226	$10,803	$13,258
9/30/22	$11,008	$10,336	$12,960
10/31/22	$11,202	$10,202	$13,175
11/30/22	$11,353	$10,578	$13,349
12/31/22	$11,367	$10,530	$13,356
1/31/23	$11,666	$10,854	$13,737
2/28/23	$11,651	$10,573	$13,740
3/31/23	$11,687	$10,842	$13,785
4/30/23	$11,745	$10,908	$13,910
5/31/23	$11,688	$10,789	$13,864
6/30/23	$11,866	$10,750	$14,130
7/31/23	$12,026	$10,743	$14,302
8/31/23	$12,116	$10,674	$14,431
9/30/23	$12,070	$10,403	$14,457
10/31/23	$12,002	$10,239	$14,374
11/30/23	$12,324	$10,702	$14,709
12/31/23	$12,644	$11,112	$15,044
1/31/24	$12,676	$11,082	$15,105
2/29/24	$12,768	$10,925	$15,224
3/31/24	$12,913	$11,026	$15,359
4/30/24	$12,925	$10,747	$15,362
5/31/24	$13,073	$10,930	$15,508
6/30/24	$13,129	$11,033	$15,600
7/31/24	$13,286	$11,291	$15,790
8/31/24	$13,420	$11,453	$15,956
9/30/24	$13,540	$11,606	$16,140
10/31/24	$13,582	$11,319	$16,202
11/30/24	$13,743	$11,438	$16,356
12/31/24	$13,787	$11,251	$16,396
1/31/25	$13,904	$11,311	$16,564
2/28/25	$13,934	$11,560	$16,626
3/31/25	$13,827	$11,564	$16,506

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.08%	6.32%	3.53%
Class A (including sales charge)	4.64%	5.84%	3.29%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index	7.47%	8.64%	5.14%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$150,247
# of Portfolio Holdings	482
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$609
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Loan Participations and Assignments	61.4%
Corporate Bonds & Notes	30.1%
U.S. Treasury Obligations	2.6%
Common Stocks	0.4%
Affiliated Investments	2.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	3.2%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSRZX

PIMCO Low Duration Credit Fund

Annual Shareholder Report |

March 31, 2025

PIMS6026TSRAR_033125

Class C: PSRWX

PIMCO Low Duration Credit Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.83%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the high yield media sector, specifically overweight exposure to a local television station owner, contributed to performance, as spreads tightened.

  Security selection within the bank loan healthcare sector, specifically overweight exposure to a pharmaceutical manufacturer, contributed to performance, as spreads tightened.

  Security selection within the bank loan technology sector, specifically overweight exposure to an education software provider, contributed to performance, as spreads tightened.

  Security selection within the high yield healthcare sector, specifically overweight exposure to a for-profit hospital operator, detracted from performance, as spreads widened.

  Underweight exposure to U.S. duration detracted from performance, as interest rates fell.

  Underweight exposure to the high yield telecommunications sector detracted from performance, as the sector outperformed.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,053	$9,964	$10,094
5/31/15	$10,048	$9,940	$10,119
6/30/15	$10,009	$9,832	$10,062
7/31/15	$10,033	$9,900	$10,025
8/31/15	$9,965	$9,886	$9,915
9/30/15	$9,907	$9,953	$9,794
10/31/15	$9,921	$9,954	$9,881
11/30/15	$9,802	$9,928	$9,742
12/31/15	$9,720	$9,896	$9,592
1/31/16	$9,659	$10,032	$9,476
2/29/16	$9,635	$10,103	$9,457
3/31/16	$9,862	$10,196	$9,774
4/30/16	$9,983	$10,235	$10,033
5/31/16	$10,038	$10,238	$10,140
6/30/16	$10,029	$10,422	$10,191
7/31/16	$10,134	$10,488	$10,361
8/31/16	$10,198	$10,476	$10,499
9/30/16	$10,240	$10,470	$10,589
10/31/16	$10,263	$10,389	$10,652
11/30/16	$10,287	$10,144	$10,674
12/31/16	$10,365	$10,158	$10,832
1/31/17	$10,387	$10,178	$10,917
2/28/17	$10,422	$10,246	$11,024
3/31/17	$10,438	$10,241	$11,023
4/30/17	$10,482	$10,320	$11,092
5/31/17	$10,516	$10,399	$11,157
6/30/17	$10,500	$10,389	$11,167
7/31/17	$10,566	$10,434	$11,256
8/31/17	$10,561	$10,527	$11,253
9/30/17	$10,587	$10,477	$11,318
10/31/17	$10,636	$10,483	$11,376
11/30/17	$10,620	$10,470	$11,369
12/31/17	$10,647	$10,518	$11,409
1/31/18	$10,717	$10,397	$11,523
2/28/18	$10,690	$10,298	$11,513
3/31/18	$10,707	$10,364	$11,524
4/30/18	$10,747	$10,287	$11,591
5/31/18	$10,733	$10,360	$11,626
6/30/18	$10,730	$10,348	$11,650
7/31/18	$10,793	$10,350	$11,755
8/31/18	$10,836	$10,417	$11,818
9/30/18	$10,896	$10,350	$11,894
10/31/18	$10,873	$10,268	$11,823
11/30/18	$10,773	$10,329	$11,732
12/31/18	$10,472	$10,519	$11,478
1/31/19	$10,756	$10,631	$11,824
2/28/19	$10,931	$10,625	$12,000
3/31/19	$10,887	$10,829	$12,027
4/30/19	$11,060	$10,831	$12,179
5/31/19	$11,019	$11,024	$12,108
6/30/19	$11,048	$11,162	$12,218
7/31/19	$11,115	$11,187	$12,290
8/31/19	$11,104	$11,476	$12,276
9/30/19	$11,165	$11,415	$12,314
10/31/19	$11,130	$11,450	$12,293
11/30/19	$11,206	$11,444	$12,325
12/31/19	$11,335	$11,436	$12,543
1/31/20	$11,341	$11,656	$12,578
2/29/20	$11,182	$11,866	$12,399
3/31/20	$10,026	$11,796	$10,907
4/30/20	$10,271	$12,006	$11,303
5/31/20	$10,544	$12,062	$11,736
6/30/20	$10,496	$12,137	$11,890
7/31/20	$10,695	$12,319	$12,206
8/31/20	$10,778	$12,219	$12,374
9/30/20	$10,765	$12,213	$12,382
10/31/20	$10,730	$12,158	$12,419
11/30/20	$10,954	$12,277	$12,778
12/31/20	$11,058	$12,294	$12,983
1/31/21	$11,127	$12,206	$13,109
2/28/21	$11,139	$12,030	$13,200
3/31/21	$11,097	$11,880	$13,256
4/30/21	$11,139	$11,974	$13,351
5/31/21	$11,166	$12,013	$13,420
6/30/21	$11,213	$12,097	$13,513
7/31/21	$11,206	$12,232	$13,511
8/31/21	$11,246	$12,209	$13,578
9/30/21	$11,267	$12,103	$13,645
10/31/21	$11,251	$12,100	$13,664
11/30/21	$11,185	$12,136	$13,598
12/31/21	$11,312	$12,105	$13,728
1/31/22	$11,239	$11,844	$13,659
2/28/22	$11,184	$11,712	$13,605
3/31/22	$11,172	$11,386	$13,585
4/30/22	$11,106	$10,954	$13,467
5/31/22	$10,957	$11,025	$13,297
6/30/22	$10,539	$10,852	$12,832
7/31/22	$10,872	$11,117	$13,236
8/31/22	$10,861	$10,803	$13,258
9/30/22	$10,644	$10,336	$12,960
10/31/22	$10,825	$10,202	$13,175
11/30/22	$10,964	$10,578	$13,349
12/31/22	$10,970	$10,530	$13,356
1/31/23	$11,252	$10,854	$13,737
2/28/23	$11,231	$10,573	$13,740
3/31/23	$11,258	$10,842	$13,785
4/30/23	$11,307	$10,908	$13,910
5/31/23	$11,245	$10,789	$13,864
6/30/23	$11,410	$10,750	$14,130
7/31/23	$11,556	$10,743	$14,302
8/31/23	$11,635	$10,674	$14,431
9/30/23	$11,583	$10,403	$14,457
10/31/23	$11,511	$10,239	$14,374
11/30/23	$11,814	$10,702	$14,709
12/31/23	$12,114	$11,112	$15,044
1/31/24	$12,138	$11,082	$15,105
2/29/24	$12,219	$10,925	$15,224
3/31/24	$12,349	$11,026	$15,359
4/30/24	$12,353	$10,747	$15,362
5/31/24	$12,487	$10,930	$15,508
6/30/24	$12,532	$11,033	$15,600
7/31/24	$12,674	$11,291	$15,790
8/31/24	$12,794	$11,453	$15,956
9/30/24	$12,901	$11,606	$16,140
10/31/24	$12,932	$11,319	$16,202
11/30/24	$13,077	$11,438	$16,356
12/31/24	$13,111	$11,251	$16,396
1/31/25	$13,213	$11,311	$16,564
2/28/25	$13,235	$11,560	$16,626
3/31/25	$13,125	$11,564	$16,506

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.28%	5.53%	2.76%
Class C (including sales charge)	5.28%	5.53%	2.76%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index	7.47%	8.64%	5.14%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$150,247
# of Portfolio Holdings	482
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$609
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Loan Participations and Assignments	61.4%
Corporate Bonds & Notes	30.1%
U.S. Treasury Obligations	2.6%
Common Stocks	0.4%
Affiliated Investments	2.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	3.2%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSRWX

PIMCO Low Duration Credit Fund

Annual Shareholder Report |

March 31, 2025

PIMS6226TSRAR_033125

Institutional Class: PSRIX

PIMCO Low Duration Credit Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.78%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the high yield media sector, specifically overweight exposure to a local television station owner, contributed to performance, as spreads tightened.

  Security selection within the bank loan healthcare sector, specifically overweight exposure to a pharmaceutical manufacturer, contributed to performance, as spreads tightened.

  Security selection within the bank loan technology sector, specifically overweight exposure to an education software provider, contributed to performance, as spreads tightened.

  Security selection within the high yield healthcare sector, specifically overweight exposure to a for-profit hospital operator, detracted from performance, as spreads widened.

  Underweight exposure to U.S. duration detracted from performance, as interest rates fell.

  Underweight exposure to the high yield telecommunications sector detracted from performance, as the sector outperformed.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,006,146	$996,412	$1,009,372
5/31/15	$1,006,566	$994,012	$1,011,897
6/30/15	$1,003,464	$983,174	$1,006,202
7/31/15	$1,006,848	$990,008	$1,002,532
8/31/15	$1,000,915	$988,586	$991,468
9/30/15	$995,896	$995,273	$979,390
10/31/15	$998,217	$995,439	$988,123
11/30/15	$987,064	$992,809	$974,180
12/31/15	$979,829	$989,601	$959,192
1/31/16	$974,466	$1,003,219	$947,587
2/29/16	$972,751	$1,010,335	$945,745
3/31/16	$996,623	$1,019,605	$977,377
4/30/16	$1,009,735	$1,023,519	$1,003,285
5/31/16	$1,016,191	$1,023,781	$1,013,988
6/30/16	$1,016,156	$1,042,177	$1,019,099
7/31/16	$1,027,678	$1,048,765	$1,036,097
8/31/16	$1,035,122	$1,047,566	$1,049,894
9/30/16	$1,040,285	$1,046,952	$1,058,889
10/31/16	$1,043,520	$1,038,944	$1,065,219
11/30/16	$1,046,860	$1,014,369	$1,067,418
12/31/16	$1,055,737	$1,015,800	$1,083,239
1/31/17	$1,058,859	$1,017,793	$1,091,742
2/28/17	$1,063,294	$1,024,634	$1,102,418
3/31/17	$1,065,942	$1,024,097	$1,102,339
4/30/17	$1,071,254	$1,032,000	$1,109,167
5/31/17	$1,075,741	$1,039,943	$1,115,654
6/30/17	$1,075,083	$1,038,896	$1,116,707
7/31/17	$1,082,737	$1,043,367	$1,125,564
8/31/17	$1,083,165	$1,052,726	$1,125,340
9/30/17	$1,086,797	$1,047,712	$1,131,825
10/31/17	$1,092,791	$1,048,319	$1,137,566
11/30/17	$1,092,142	$1,046,973	$1,136,861
12/31/17	$1,095,869	$1,051,778	$1,140,946
1/31/18	$1,104,056	$1,039,665	$1,152,252
2/28/18	$1,102,150	$1,029,809	$1,151,287
3/31/18	$1,104,938	$1,036,414	$1,152,354
4/30/18	$1,109,986	$1,028,705	$1,159,130
5/31/18	$1,109,516	$1,036,047	$1,162,554
6/30/18	$1,110,181	$1,034,773	$1,165,049
7/31/18	$1,117,641	$1,035,019	$1,175,461
8/31/18	$1,123,215	$1,041,679	$1,181,811
9/30/18	$1,130,298	$1,034,971	$1,189,443
10/31/18	$1,128,910	$1,026,792	$1,182,272
11/30/18	$1,119,500	$1,032,921	$1,173,196
12/31/18	$1,089,189	$1,051,898	$1,147,792
1/31/19	$1,119,713	$1,063,068	$1,182,434
2/28/19	$1,138,793	$1,062,452	$1,200,038
3/31/19	$1,135,243	$1,082,853	$1,202,654
4/30/19	$1,154,237	$1,083,130	$1,217,856
5/31/19	$1,151,034	$1,102,358	$1,210,838
6/30/19	$1,155,036	$1,116,201	$1,221,776
7/31/19	$1,163,059	$1,118,657	$1,228,963
8/31/19	$1,162,994	$1,147,643	$1,227,557
9/30/19	$1,170,370	$1,141,531	$1,231,440
10/31/19	$1,167,651	$1,144,969	$1,229,299
11/30/19	$1,176,729	$1,144,386	$1,232,550
12/31/19	$1,191,267	$1,143,588	$1,254,268
1/31/20	$1,193,045	$1,165,596	$1,257,844
2/29/20	$1,177,235	$1,186,575	$1,239,865
3/31/20	$1,056,473	$1,179,592	$1,090,747
4/30/20	$1,083,235	$1,200,561	$1,130,343
5/31/20	$1,113,062	$1,206,151	$1,173,630
6/30/20	$1,108,941	$1,213,749	$1,189,035
7/31/20	$1,130,975	$1,231,878	$1,220,595
8/31/20	$1,140,739	$1,221,935	$1,237,409
9/30/20	$1,140,386	$1,221,265	$1,238,238
10/31/20	$1,137,666	$1,215,812	$1,241,929
11/30/20	$1,162,407	$1,227,742	$1,277,848
12/31/20	$1,174,649	$1,229,433	$1,298,314
1/31/21	$1,182,914	$1,220,618	$1,310,853
2/28/21	$1,185,117	$1,202,992	$1,319,993
3/31/21	$1,181,670	$1,187,971	$1,325,628
4/30/21	$1,187,305	$1,197,356	$1,335,055
5/31/21	$1,191,111	$1,201,268	$1,341,986
6/30/21	$1,197,178	$1,209,708	$1,351,255
7/31/21	$1,197,555	$1,223,233	$1,351,052
8/31/21	$1,202,833	$1,220,905	$1,357,775
9/30/21	$1,206,166	$1,210,334	$1,364,476
10/31/21	$1,205,535	$1,210,000	$1,366,388
11/30/21	$1,199,458	$1,213,580	$1,359,764
12/31/21	$1,214,262	$1,210,475	$1,372,817
1/31/22	$1,207,468	$1,184,396	$1,365,910
2/28/22	$1,202,512	$1,171,183	$1,360,497
3/31/22	$1,202,219	$1,138,645	$1,358,484
4/30/22	$1,196,287	$1,095,436	$1,346,669
5/31/22	$1,181,183	$1,102,499	$1,329,727
6/30/22	$1,137,175	$1,085,203	$1,283,172
7/31/22	$1,174,047	$1,111,719	$1,323,597
8/31/22	$1,173,990	$1,080,306	$1,325,824
9/30/22	$1,151,534	$1,033,630	$1,295,955
10/31/22	$1,172,096	$1,020,242	$1,317,461
11/30/22	$1,188,166	$1,057,762	$1,334,864
12/31/22	$1,190,000	$1,052,991	$1,335,622
1/31/23	$1,221,576	$1,085,385	$1,373,704
2/28/23	$1,220,283	$1,057,322	$1,373,956
3/31/23	$1,224,302	$1,084,180	$1,378,463
4/30/23	$1,230,696	$1,090,751	$1,390,981
5/31/23	$1,225,010	$1,078,874	$1,386,383
6/30/23	$1,244,074	$1,075,027	$1,413,025
7/31/23	$1,261,082	$1,074,277	$1,430,246
8/31/23	$1,270,808	$1,067,415	$1,443,110
9/30/23	$1,266,308	$1,040,290	$1,445,671
10/31/23	$1,259,511	$1,023,873	$1,437,359
11/30/23	$1,293,699	$1,070,241	$1,470,918
12/31/23	$1,327,465	$1,111,209	$1,504,409
1/31/24	$1,331,168	$1,108,157	$1,510,475
2/29/24	$1,341,179	$1,092,501	$1,522,362
3/31/24	$1,356,720	$1,102,589	$1,535,888
4/30/24	$1,358,288	$1,074,739	$1,536,163
5/31/24	$1,374,262	$1,092,959	$1,550,816
6/30/24	$1,380,391	$1,103,307	$1,559,971
7/31/24	$1,397,254	$1,129,077	$1,579,031
8/31/24	$1,411,787	$1,145,301	$1,595,635
9/30/24	$1,424,762	$1,160,636	$1,613,985
10/31/24	$1,429,470	$1,131,854	$1,620,219
11/30/24	$1,446,814	$1,143,821	$1,635,643
12/31/24	$1,451,843	$1,125,101	$1,639,596
1/31/25	$1,464,549	$1,131,070	$1,656,362
2/28/25	$1,468,078	$1,155,956	$1,662,554
3/31/25	$1,457,092	$1,156,391	$1,650,577

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.40%	6.64%	3.84%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index	7.47%	8.64%	5.14%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$150,247
# of Portfolio Holdings	482
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$609
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Loan Participations and Assignments	61.4%
Corporate Bonds & Notes	30.1%
U.S. Treasury Obligations	2.6%
Common Stocks	0.4%
Affiliated Investments	2.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	3.2%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSRIX

PIMCO Low Duration Credit Fund

Annual Shareholder Report |

March 31, 2025

PIMS2000TSRAR_033125

I-2: PSRPX

PIMCO Low Duration Credit Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$91	0.88%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the high yield media sector, specifically overweight exposure to a local television station owner, contributed to performance, as spreads tightened.

  Security selection within the bank loan healthcare sector, specifically overweight exposure to a pharmaceutical manufacturer, contributed to performance, as spreads tightened.

  Security selection within the bank loan technology sector, specifically overweight exposure to an education software provider, contributed to performance, as spreads tightened.

  Security selection within the high yield healthcare sector, specifically overweight exposure to a for-profit hospital operator, detracted from performance, as spreads widened.

  Underweight exposure to U.S. duration detracted from performance, as interest rates fell.

  Underweight exposure to the high yield telecommunications sector detracted from performance, as the sector outperformed.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,006,064	$996,412	$1,009,372
5/31/15	$1,006,399	$994,012	$1,011,897
6/30/15	$1,003,216	$983,174	$1,006,202
7/31/15	$1,006,509	$990,008	$1,002,532
8/31/15	$1,000,500	$988,586	$991,468
9/30/15	$995,403	$995,273	$979,390
10/31/15	$997,637	$995,439	$988,123
11/30/15	$986,409	$992,809	$974,180
12/31/15	$979,089	$989,601	$959,192
1/31/16	$973,655	$1,003,219	$947,587
2/29/16	$971,864	$1,010,335	$945,745
3/31/16	$995,638	$1,019,605	$977,377
4/30/16	$1,008,653	$1,023,519	$1,003,285
5/31/16	$1,015,019	$1,023,781	$1,013,988
6/30/16	$1,014,899	$1,042,177	$1,019,099
7/31/16	$1,026,318	$1,048,765	$1,036,097
8/31/16	$1,033,663	$1,047,566	$1,049,894
9/30/16	$1,038,729	$1,046,952	$1,058,889
10/31/16	$1,041,877	$1,038,944	$1,065,219
11/30/16	$1,045,127	$1,014,369	$1,067,418
12/31/16	$1,053,896	$1,015,800	$1,083,239
1/31/17	$1,056,931	$1,017,793	$1,091,742
2/28/17	$1,061,272	$1,024,634	$1,102,418
3/31/17	$1,063,820	$1,024,097	$1,102,339
4/30/17	$1,069,038	$1,032,000	$1,109,167
5/31/17	$1,073,424	$1,039,943	$1,115,654
6/30/17	$1,072,674	$1,038,896	$1,116,707
7/31/17	$1,080,225	$1,043,367	$1,125,564
8/31/17	$1,080,561	$1,052,726	$1,125,340
9/30/17	$1,084,094	$1,047,712	$1,131,825
10/31/17	$1,089,983	$1,048,319	$1,137,566
11/30/17	$1,089,247	$1,046,973	$1,136,861
12/31/17	$1,092,868	$1,051,778	$1,140,946
1/31/18	$1,100,943	$1,039,665	$1,152,252
2/28/18	$1,098,961	$1,029,809	$1,151,287
3/31/18	$1,101,650	$1,036,414	$1,152,354
4/30/18	$1,106,598	$1,028,705	$1,159,130
5/31/18	$1,106,039	$1,036,047	$1,162,554
6/30/18	$1,106,609	$1,034,773	$1,165,049
7/31/18	$1,113,956	$1,035,019	$1,175,461
8/31/18	$1,119,417	$1,041,679	$1,181,811
9/30/18	$1,126,400	$1,034,971	$1,189,443
10/31/18	$1,124,926	$1,026,792	$1,182,272
11/30/18	$1,115,461	$1,032,921	$1,173,196
12/31/18	$1,085,164	$1,051,898	$1,147,792
1/31/19	$1,115,485	$1,063,068	$1,182,434
2/28/19	$1,134,407	$1,062,452	$1,200,038
3/31/19	$1,130,775	$1,082,853	$1,202,654
4/30/19	$1,149,602	$1,083,130	$1,217,856
5/31/19	$1,146,311	$1,102,358	$1,210,838
6/30/19	$1,150,208	$1,116,201	$1,221,776
7/31/19	$1,158,097	$1,118,657	$1,228,963
8/31/19	$1,157,930	$1,147,643	$1,227,557
9/30/19	$1,165,186	$1,141,531	$1,231,440
10/31/19	$1,162,380	$1,144,969	$1,229,299
11/30/19	$1,171,319	$1,144,386	$1,232,550
12/31/19	$1,185,691	$1,143,588	$1,254,268
1/31/20	$1,187,357	$1,165,596	$1,257,844
2/29/20	$1,171,531	$1,186,575	$1,239,865
3/31/20	$1,051,263	$1,179,592	$1,090,747
4/30/20	$1,077,787	$1,200,561	$1,130,343
5/31/20	$1,107,371	$1,206,151	$1,173,630
6/30/20	$1,103,179	$1,213,749	$1,189,035
7/31/20	$1,124,999	$1,231,878	$1,220,595
8/31/20	$1,134,623	$1,221,935	$1,237,409
9/30/20	$1,134,181	$1,221,265	$1,238,238
10/31/20	$1,131,376	$1,215,812	$1,241,929
11/30/20	$1,155,890	$1,227,742	$1,277,848
12/31/20	$1,167,954	$1,229,433	$1,298,314
1/31/21	$1,176,079	$1,220,618	$1,310,853
2/28/21	$1,178,181	$1,202,992	$1,319,993
3/31/21	$1,174,657	$1,187,971	$1,325,628
4/30/21	$1,180,156	$1,197,356	$1,335,055
5/31/21	$1,183,846	$1,201,268	$1,341,986
6/30/21	$1,189,779	$1,209,708	$1,351,255
7/31/21	$1,190,048	$1,223,233	$1,351,052
8/31/21	$1,195,192	$1,220,905	$1,357,775
9/30/21	$1,198,402	$1,210,334	$1,364,476
10/31/21	$1,197,668	$1,210,000	$1,366,388
11/30/21	$1,191,523	$1,213,580	$1,359,764
12/31/21	$1,206,122	$1,210,475	$1,372,817
1/31/22	$1,199,279	$1,184,396	$1,365,910
2/28/22	$1,194,262	$1,171,183	$1,360,497
3/31/22	$1,193,868	$1,138,645	$1,358,484
4/30/22	$1,187,878	$1,095,436	$1,346,669
5/31/22	$1,172,783	$1,102,499	$1,329,727
6/30/22	$1,128,989	$1,085,203	$1,283,172
7/31/22	$1,165,498	$1,111,719	$1,323,597
8/31/22	$1,165,345	$1,080,306	$1,325,824
9/30/22	$1,142,956	$1,033,630	$1,295,955
10/31/22	$1,163,277	$1,020,242	$1,317,461
11/30/22	$1,179,129	$1,057,762	$1,334,864
12/31/22	$1,180,845	$1,052,991	$1,335,622
1/31/23	$1,212,082	$1,085,385	$1,373,704
2/28/23	$1,210,709	$1,057,322	$1,373,956
3/31/23	$1,214,590	$1,084,180	$1,378,463
4/30/23	$1,220,848	$1,090,751	$1,390,981
5/31/23	$1,215,104	$1,078,874	$1,386,383
6/30/23	$1,233,902	$1,075,027	$1,413,025
7/31/23	$1,250,672	$1,074,277	$1,430,246
8/31/23	$1,260,212	$1,067,415	$1,443,110
9/30/23	$1,255,638	$1,040,290	$1,445,671
10/31/23	$1,248,784	$1,023,873	$1,437,359
11/30/23	$1,282,574	$1,070,241	$1,470,918
12/31/23	$1,315,968	$1,111,209	$1,504,409
1/31/24	$1,319,531	$1,108,157	$1,510,475
2/29/24	$1,329,350	$1,092,501	$1,522,362
3/31/24	$1,344,653	$1,102,589	$1,535,888
4/30/24	$1,346,097	$1,074,739	$1,536,163
5/31/24	$1,361,806	$1,092,959	$1,550,816
6/30/24	$1,367,772	$1,103,307	$1,559,971
7/31/24	$1,384,364	$1,129,077	$1,579,031
8/31/24	$1,398,639	$1,145,301	$1,595,635
9/30/24	$1,411,334	$1,160,636	$1,613,985
10/31/24	$1,415,875	$1,131,854	$1,620,219
11/30/24	$1,432,936	$1,143,821	$1,635,643
12/31/24	$1,437,786	$1,125,101	$1,639,596
1/31/25	$1,450,243	$1,131,070	$1,656,362
2/28/25	$1,453,629	$1,155,956	$1,662,554
3/31/25	$1,442,637	$1,156,391	$1,650,577

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	7.29%	6.53%	3.73%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index	7.47%	8.64%	5.14%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$150,247
# of Portfolio Holdings	482
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$609
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Loan Participations and Assignments	61.4%
Corporate Bonds & Notes	30.1%
U.S. Treasury Obligations	2.6%
Common Stocks	0.4%
Affiliated Investments	2.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	3.2%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PSRPX

PIMCO Low Duration Credit Fund

Annual Shareholder Report |

March 31, 2025

PIMS2002TSRAR_033125

Class A: PFIAX

PIMCO Low Duration Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.93%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$9,775	$10,000	$10,000
4/30/15	$9,928	$9,964	$10,009
5/31/15	$9,965	$9,940	$10,017
6/30/15	$9,894	$9,832	$10,014
7/31/15	$9,877	$9,900	$10,020
8/31/15	$9,697	$9,886	$10,014
9/30/15	$9,422	$9,953	$10,043
10/31/15	$9,719	$9,954	$10,040
11/30/15	$9,686	$9,928	$10,021
12/31/15	$9,558	$9,896	$10,007
1/31/16	$9,341	$10,032	$10,060
2/29/16	$9,188	$10,103	$10,069
3/31/16	$9,504	$10,196	$10,105
4/30/16	$9,759	$10,235	$10,119
5/31/16	$9,862	$10,238	$10,113
6/30/16	$9,903	$10,422	$10,173
7/31/16	$10,119	$10,488	$10,175
8/31/16	$10,284	$10,476	$10,165
9/30/16	$10,339	$10,470	$10,177
10/31/16	$10,429	$10,389	$10,173
11/30/16	$10,417	$10,144	$10,132
12/31/16	$10,600	$10,158	$10,138
1/31/17	$10,694	$10,178	$10,157
2/28/17	$10,771	$10,246	$10,174
3/31/17	$10,834	$10,241	$10,180
4/30/17	$10,894	$10,320	$10,199
5/31/17	$10,968	$10,399	$10,216
6/30/17	$10,991	$10,389	$10,212
7/31/17	$11,053	$10,434	$10,238
8/31/17	$11,105	$10,527	$10,259
9/30/17	$11,132	$10,477	$10,247
10/31/17	$11,172	$10,483	$10,244
11/30/17	$11,171	$10,470	$10,223
12/31/17	$11,196	$10,518	$10,226
1/31/18	$11,205	$10,397	$10,199
2/28/18	$11,191	$10,298	$10,189
3/31/18	$11,254	$10,364	$10,205
4/30/18	$11,252	$10,287	$10,195
5/31/18	$11,252	$10,360	$10,233
6/30/18	$11,251	$10,348	$10,234
7/31/18	$11,315	$10,350	$10,240
8/31/18	$11,306	$10,417	$10,276
9/30/18	$11,332	$10,350	$10,269
10/31/18	$11,333	$10,268	$10,280
11/30/18	$11,311	$10,329	$10,310
12/31/18	$11,324	$10,519	$10,390
1/31/19	$11,488	$10,631	$10,431
2/28/19	$11,561	$10,625	$10,448
3/31/19	$11,624	$10,829	$10,516
4/30/19	$11,713	$10,831	$10,540
5/31/19	$11,711	$11,024	$10,614
6/30/19	$11,828	$11,162	$10,673
7/31/19	$11,865	$11,187	$10,669
8/31/19	$11,741	$11,476	$10,753
9/30/19	$11,798	$11,415	$10,748
10/31/19	$11,856	$11,450	$10,784
11/30/19	$11,899	$11,444	$10,785
12/31/19	$12,033	$11,436	$10,809
1/31/20	$12,064	$11,656	$10,870
2/29/20	$11,996	$11,866	$10,959
3/31/20	$11,237	$11,796	$11,003
4/30/20	$11,480	$12,006	$11,063
5/31/20	$11,709	$12,062	$11,084
6/30/20	$11,854	$12,137	$11,100
7/31/20	$12,013	$12,319	$11,116
8/31/20	$12,144	$12,219	$11,118
9/30/20	$12,118	$12,213	$11,117
10/31/20	$12,163	$12,158	$11,117
11/30/20	$12,396	$12,277	$11,128
12/31/20	$12,557	$12,294	$11,142
1/31/21	$12,611	$12,206	$11,147
2/28/21	$12,621	$12,030	$11,140
3/31/21	$12,617	$11,880	$11,134
4/30/21	$12,685	$11,974	$11,143
5/31/21	$12,710	$12,013	$11,156
6/30/21	$12,735	$12,097	$11,140
7/31/21	$12,731	$12,232	$11,159
8/31/21	$12,771	$12,209	$11,159
9/30/21	$12,781	$12,103	$11,150
10/31/21	$12,747	$12,100	$11,113
11/30/21	$12,684	$12,136	$11,104
12/31/21	$12,804	$12,105	$11,087
1/31/22	$12,710	$11,844	$11,008
2/28/22	$12,498	$11,712	$10,959
3/31/22	$12,374	$11,386	$10,810
4/30/22	$12,191	$10,954	$10,750
5/31/22	$12,232	$11,025	$10,816
6/30/22	$11,920	$10,852	$10,741
7/31/22	$12,224	$11,117	$10,798
8/31/22	$12,183	$10,803	$10,711
9/30/22	$11,838	$10,336	$10,580
10/31/22	$11,887	$10,202	$10,566
11/30/22	$12,150	$10,578	$10,653
12/31/22	$12,191	$10,530	$10,674
1/31/23	$12,489	$10,854	$10,762
2/28/23	$12,394	$10,573	$10,681
3/31/23	$12,378	$10,842	$10,836
4/30/23	$12,426	$10,908	$10,873
5/31/23	$12,442	$10,789	$10,840
6/30/23	$12,602	$10,750	$10,797
7/31/23	$12,731	$10,743	$10,843
8/31/23	$12,698	$10,674	$10,883
9/30/23	$12,633	$10,403	$10,876
10/31/23	$12,519	$10,239	$10,911
11/30/23	$12,829	$10,702	$11,038
12/31/23	$13,075	$11,112	$11,171
1/31/24	$13,174	$11,082	$11,215
2/29/24	$13,207	$10,925	$11,176
3/31/24	$13,339	$11,026	$11,222
4/30/24	$13,256	$10,747	$11,184
5/31/24	$13,439	$10,930	$11,265
6/30/24	$13,482	$11,033	$11,328
7/31/24	$13,693	$11,291	$11,462
8/31/24	$13,770	$11,453	$11,567
9/30/24	$13,915	$11,606	$11,663
10/31/24	$13,804	$11,319	$11,596
11/30/24	$13,985	$11,438	$11,635
12/31/24	$13,953	$11,251	$11,661
1/31/25	$14,119	$11,311	$11,714
2/28/25	$14,303	$11,560	$11,797
3/31/25	$14,330	$11,564	$11,851

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.42%	4.98%	3.90%
Class A (including sales charge)	5.06%	4.51%	3.66%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,395,382
# of Portfolio Holdings	2,734
Portfolio Turnover Rate	719%
Total Net Advisory Fees Paid During the Reporting Period	$31,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.5%
Asset-Backed Securities	20.9%
Non-Agency Mortgage-Backed Securities	17.3%
Corporate Bonds & Notes	17.0%
Sovereign Issues	8.5%
U.S. Treasury Obligations	8.0%
Loan Participations and Assignments	2.8%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.6%
Affiliated Investments	10.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(52.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFIAX

PIMCO Low Duration Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS4041TSRAR_033125

Class C: PFNCX

PIMCO Low Duration Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	1.23%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,154	$9,964	$10,009
5/31/15	$10,189	$9,940	$10,017
6/30/15	$10,114	$9,832	$10,014
7/31/15	$10,094	$9,900	$10,020
8/31/15	$9,907	$9,886	$10,014
9/30/15	$9,625	$9,953	$10,043
10/31/15	$9,925	$9,954	$10,040
11/30/15	$9,889	$9,928	$10,021
12/31/15	$9,755	$9,896	$10,007
1/31/16	$9,532	$10,032	$10,060
2/29/16	$9,374	$10,103	$10,069
3/31/16	$9,694	$10,196	$10,105
4/30/16	$9,951	$10,235	$10,119
5/31/16	$10,054	$10,238	$10,113
6/30/16	$10,093	$10,422	$10,173
7/31/16	$10,311	$10,488	$10,175
8/31/16	$10,476	$10,476	$10,165
9/30/16	$10,529	$10,470	$10,177
10/31/16	$10,618	$10,389	$10,173
11/30/16	$10,604	$10,144	$10,132
12/31/16	$10,787	$10,158	$10,138
1/31/17	$10,880	$10,178	$10,157
2/28/17	$10,956	$10,246	$10,174
3/31/17	$11,017	$10,241	$10,180
4/30/17	$11,075	$10,320	$10,199
5/31/17	$11,147	$10,399	$10,216
6/30/17	$11,169	$10,389	$10,212
7/31/17	$11,229	$10,434	$10,238
8/31/17	$11,279	$10,527	$10,259
9/30/17	$11,303	$10,477	$10,247
10/31/17	$11,341	$10,483	$10,244
11/30/17	$11,337	$10,470	$10,223
12/31/17	$11,360	$10,518	$10,226
1/31/18	$11,366	$10,397	$10,199
2/28/18	$11,349	$10,298	$10,189
3/31/18	$11,410	$10,364	$10,205
4/30/18	$11,406	$10,287	$10,195
5/31/18	$11,403	$10,360	$10,233
6/30/18	$11,399	$10,348	$10,234
7/31/18	$11,461	$10,350	$10,240
8/31/18	$11,448	$10,417	$10,276
9/30/18	$11,472	$10,350	$10,269
10/31/18	$11,470	$10,268	$10,280
11/30/18	$11,445	$10,329	$10,310
12/31/18	$11,455	$10,519	$10,390
1/31/19	$11,618	$10,631	$10,431
2/28/19	$11,690	$10,625	$10,448
3/31/19	$11,750	$10,829	$10,516
4/30/19	$11,837	$10,831	$10,540
5/31/19	$11,832	$11,024	$10,614
6/30/19	$11,948	$11,162	$10,673
7/31/19	$11,982	$11,187	$10,669
8/31/19	$11,853	$11,476	$10,753
9/30/19	$11,908	$11,415	$10,748
10/31/19	$11,963	$11,450	$10,784
11/30/19	$12,004	$11,444	$10,785
12/31/19	$12,137	$11,436	$10,809
1/31/20	$12,164	$11,656	$10,870
2/29/20	$12,093	$11,866	$10,959
3/31/20	$11,325	$11,796	$11,003
4/30/20	$11,567	$12,006	$11,063
5/31/20	$11,795	$12,062	$11,084
6/30/20	$11,937	$12,137	$11,100
7/31/20	$12,095	$12,319	$11,116
8/31/20	$12,224	$12,219	$11,118
9/30/20	$12,194	$12,213	$11,117
10/31/20	$12,237	$12,158	$11,117
11/30/20	$12,468	$12,277	$11,128
12/31/20	$12,627	$12,294	$11,142
1/31/21	$12,678	$12,206	$11,147
2/28/21	$12,685	$12,030	$11,140
3/31/21	$12,677	$11,880	$11,134
4/30/21	$12,743	$11,974	$11,143
5/31/21	$12,765	$12,013	$11,156
6/30/21	$12,787	$12,097	$11,140
7/31/21	$12,779	$12,232	$11,159
8/31/21	$12,816	$12,209	$11,159
9/30/21	$12,823	$12,103	$11,150
10/31/21	$12,786	$12,100	$11,113
11/30/21	$12,720	$12,136	$11,104
12/31/21	$12,836	$12,105	$11,087
1/31/22	$12,740	$11,844	$11,008
2/28/22	$12,523	$11,712	$10,959
3/31/22	$12,396	$11,386	$10,810
4/30/22	$12,210	$10,954	$10,750
5/31/22	$12,247	$11,025	$10,816
6/30/22	$11,932	$10,852	$10,741
7/31/22	$12,234	$11,117	$10,798
8/31/22	$12,189	$10,803	$10,711
9/30/22	$11,841	$10,336	$10,580
10/31/22	$11,888	$10,202	$10,566
11/30/22	$12,147	$10,578	$10,653
12/31/22	$12,185	$10,530	$10,674
1/31/23	$12,481	$10,854	$10,762
2/28/23	$12,383	$10,573	$10,681
3/31/23	$12,364	$10,842	$10,836
4/30/23	$12,408	$10,908	$10,873
5/31/23	$12,421	$10,789	$10,840
6/30/23	$12,578	$10,750	$10,797
7/31/23	$12,703	$10,743	$10,843
8/31/23	$12,667	$10,674	$10,883
9/30/23	$12,599	$10,403	$10,876
10/31/23	$12,482	$10,239	$10,911
11/30/23	$12,789	$10,702	$11,038
12/31/23	$13,030	$11,112	$11,171
1/31/24	$13,125	$11,082	$11,215
2/29/24	$13,155	$10,925	$11,176
3/31/24	$13,284	$11,026	$11,222
4/30/24	$13,197	$10,747	$11,184
5/31/24	$13,376	$10,930	$11,265
6/30/24	$13,415	$11,033	$11,328
7/31/24	$13,622	$11,291	$11,462
8/31/24	$13,695	$11,453	$11,567
9/30/24	$13,836	$11,606	$11,663
10/31/24	$13,723	$11,319	$11,596
11/30/24	$13,899	$11,438	$11,635
12/31/24	$13,864	$11,251	$11,661
1/31/25	$14,025	$11,311	$11,714
2/28/25	$14,204	$11,560	$11,797
3/31/25	$14,227	$11,564	$11,851

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	7.10%	4.67%	3.59%
Class C (including sales charge)	6.10%	4.67%	3.59%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,395,382
# of Portfolio Holdings	2,734
Portfolio Turnover Rate	719%
Total Net Advisory Fees Paid During the Reporting Period	$31,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.5%
Asset-Backed Securities	20.9%
Non-Agency Mortgage-Backed Securities	17.3%
Corporate Bonds & Notes	17.0%
Sovereign Issues	8.5%
U.S. Treasury Obligations	8.0%
Loan Participations and Assignments	2.8%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.6%
Affiliated Investments	10.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(52.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFNCX

PIMCO Low Duration Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS4241TSRAR_033125

Class C-2: PLDCX

PIMCO Low Duration Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$148	1.43%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of Class C-2 shares (10/21/2020), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class C-2 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C-2 (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,153	$9,964	$10,009
5/31/15	$10,187	$9,940	$10,017
6/30/15	$10,110	$9,832	$10,014
7/31/15	$10,088	$9,900	$10,020
8/31/15	$9,901	$9,886	$10,014
9/30/15	$9,617	$9,953	$10,043
10/31/15	$9,916	$9,954	$10,040
11/30/15	$9,879	$9,928	$10,021
12/31/15	$9,744	$9,896	$10,007
1/31/16	$9,519	$10,032	$10,060
2/29/16	$9,360	$10,103	$10,069
3/31/16	$9,678	$10,196	$10,105
4/30/16	$9,933	$10,235	$10,119
5/31/16	$10,035	$10,238	$10,113
6/30/16	$10,072	$10,422	$10,173
7/31/16	$10,288	$10,488	$10,175
8/31/16	$10,452	$10,476	$10,165
9/30/16	$10,504	$10,470	$10,177
10/31/16	$10,591	$10,389	$10,173
11/30/16	$10,575	$10,144	$10,132
12/31/16	$10,757	$10,158	$10,138
1/31/17	$10,848	$10,178	$10,157
2/28/17	$10,921	$10,246	$10,174
3/31/17	$10,980	$10,241	$10,180
4/30/17	$11,035	$10,320	$10,199
5/31/17	$11,105	$10,399	$10,216
6/30/17	$11,124	$10,389	$10,212
7/31/17	$11,181	$10,434	$10,238
8/31/17	$11,229	$10,527	$10,259
9/30/17	$11,251	$10,477	$10,247
10/31/17	$11,285	$10,483	$10,244
11/30/17	$11,279	$10,470	$10,223
12/31/17	$11,300	$10,518	$10,226
1/31/18	$11,303	$10,397	$10,199
2/28/18	$11,284	$10,298	$10,189
3/31/18	$11,342	$10,364	$10,205
4/30/18	$11,335	$10,287	$10,195
5/31/18	$11,330	$10,360	$10,233
6/30/18	$11,324	$10,348	$10,234
7/31/18	$11,383	$10,350	$10,240
8/31/18	$11,369	$10,417	$10,276
9/30/18	$11,389	$10,350	$10,269
10/31/18	$11,386	$10,268	$10,280
11/30/18	$11,359	$10,329	$10,310
12/31/18	$11,367	$10,519	$10,390
1/31/19	$11,527	$10,631	$10,431
2/28/19	$11,595	$10,625	$10,448
3/31/19	$11,654	$10,829	$10,516
4/30/19	$11,738	$10,831	$10,540
5/31/19	$11,731	$11,024	$10,614
6/30/19	$11,843	$11,162	$10,673
7/31/19	$11,875	$11,187	$10,669
8/31/19	$11,746	$11,476	$10,753
9/30/19	$11,798	$11,415	$10,748
10/31/19	$11,851	$11,450	$10,784
11/30/19	$11,889	$11,444	$10,785
12/31/19	$12,018	$11,436	$10,809
1/31/20	$12,043	$11,656	$10,870
2/29/20	$11,971	$11,866	$10,959
3/31/20	$11,209	$11,796	$11,003
4/30/20	$11,446	$12,006	$11,063
5/31/20	$11,670	$12,062	$11,084
6/30/20	$11,809	$12,137	$11,100
7/31/20	$11,962	$12,319	$11,116
8/31/20	$12,087	$12,219	$11,118
9/30/20	$12,056	$12,213	$11,117
10/31/20	$12,096	$12,158	$11,117
11/30/20	$12,323	$12,277	$11,128
12/31/20	$12,478	$12,294	$11,142
1/31/21	$12,526	$12,206	$11,147
2/28/21	$12,531	$12,030	$11,140
3/31/21	$12,521	$11,880	$11,134
4/30/21	$12,584	$11,974	$11,143
5/31/21	$12,604	$12,013	$11,156
6/30/21	$12,623	$12,097	$11,140
7/31/21	$12,614	$12,232	$11,159
8/31/21	$12,648	$12,209	$11,159
9/30/21	$12,653	$12,103	$11,150
10/31/21	$12,614	$12,100	$11,113
11/30/21	$12,546	$12,136	$11,104
12/31/21	$12,660	$12,105	$11,087
1/31/22	$12,562	$11,844	$11,008
2/28/22	$12,347	$11,712	$10,959
3/31/22	$12,219	$11,386	$10,810
4/30/22	$12,033	$10,954	$10,750
5/31/22	$12,068	$11,025	$10,816
6/30/22	$11,756	$10,852	$10,741
7/31/22	$12,051	$11,117	$10,798
8/31/22	$12,005	$10,803	$10,711
9/30/22	$11,661	$10,336	$10,580
10/31/22	$11,704	$10,202	$10,566
11/30/22	$11,958	$10,578	$10,653
12/31/22	$11,993	$10,530	$10,674
1/31/23	$12,282	$10,854	$10,762
2/28/23	$12,183	$10,573	$10,681
3/31/23	$12,163	$10,842	$10,836
4/30/23	$12,204	$10,908	$10,873
5/31/23	$12,215	$10,789	$10,840
6/30/23	$12,367	$10,750	$10,797
7/31/23	$12,488	$10,743	$10,843
8/31/23	$12,451	$10,674	$10,883
9/30/23	$12,382	$10,403	$10,876
10/31/23	$12,265	$10,239	$10,911
11/30/23	$12,564	$10,702	$11,038
12/31/23	$12,800	$11,112	$11,171
1/31/24	$12,891	$11,082	$11,215
2/29/24	$12,917	$10,925	$11,176
3/31/24	$13,042	$11,026	$11,222
4/30/24	$12,955	$10,747	$11,184
5/31/24	$13,129	$10,930	$11,265
6/30/24	$13,165	$11,033	$11,328
7/31/24	$13,365	$11,291	$11,462
8/31/24	$13,435	$11,453	$11,567
9/30/24	$13,571	$11,606	$11,663
10/31/24	$13,457	$11,319	$11,596
11/30/24	$13,628	$11,438	$11,635
12/31/24	$13,591	$11,251	$11,661
1/31/25	$13,747	$11,311	$11,714
2/28/25	$13,920	$11,560	$11,797
3/31/25	$13,940	$11,564	$11,851

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C-2 (excluding sales charge)	6.89%	4.46%	3.38%
Class C-2 (including sales charge)	5.89%	4.46%	3.38%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C-2 shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,395,382
# of Portfolio Holdings	2,734
Portfolio Turnover Rate	719%
Total Net Advisory Fees Paid During the Reporting Period	$31,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.5%
Asset-Backed Securities	20.9%
Non-Agency Mortgage-Backed Securities	17.3%
Corporate Bonds & Notes	17.0%
Sovereign Issues	8.5%
U.S. Treasury Obligations	8.0%
Loan Participations and Assignments	2.8%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.6%
Affiliated Investments	10.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(52.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C-2: PLDCX

PIMCO Low Duration Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS4841TSRAR_033125

I-3: PFNIX

PIMCO Low Duration Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$71	0.68%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,015,949	$996,412	$1,000,855
5/31/15	$1,019,995	$994,012	$1,001,654
6/30/15	$1,012,951	$983,174	$1,001,367
7/31/15	$1,011,513	$990,008	$1,001,988
8/31/15	$993,355	$988,586	$1,001,378
9/30/15	$965,513	$995,273	$1,004,343
10/31/15	$996,207	$995,439	$1,003,996
11/30/15	$993,087	$992,809	$1,002,110
12/31/15	$980,212	$989,601	$1,000,748
1/31/16	$958,261	$1,003,219	$1,005,954
2/29/16	$942,779	$1,010,335	$1,006,904
3/31/16	$975,475	$1,019,605	$1,010,496
4/30/16	$1,001,878	$1,023,519	$1,011,926
5/31/16	$1,012,764	$1,023,781	$1,011,278
6/30/16	$1,017,200	$1,042,177	$1,017,346
7/31/16	$1,039,707	$1,048,765	$1,017,525
8/31/16	$1,056,913	$1,047,566	$1,016,481
9/30/16	$1,062,873	$1,046,952	$1,017,661
10/31/16	$1,072,408	$1,038,944	$1,017,342
11/30/16	$1,071,510	$1,014,369	$1,013,225
12/31/16	$1,090,680	$1,015,800	$1,013,832
1/31/17	$1,100,614	$1,017,793	$1,015,733
2/28/17	$1,108,733	$1,024,634	$1,017,371
3/31/17	$1,115,473	$1,024,097	$1,017,981
4/30/17	$1,121,771	$1,032,000	$1,019,863
5/31/17	$1,129,601	$1,039,943	$1,021,610
6/30/17	$1,132,303	$1,038,896	$1,021,187
7/31/17	$1,138,889	$1,043,367	$1,023,829
8/31/17	$1,144,447	$1,052,726	$1,025,915
9/30/17	$1,147,433	$1,047,712	$1,024,667
10/31/17	$1,151,734	$1,048,319	$1,024,431
11/30/17	$1,151,887	$1,046,973	$1,022,271
12/31/17	$1,154,718	$1,051,778	$1,022,600
1/31/18	$1,155,842	$1,039,665	$1,019,853
2/28/18	$1,154,587	$1,029,809	$1,018,886
3/31/18	$1,161,347	$1,036,414	$1,020,509
4/30/18	$1,161,386	$1,028,705	$1,019,458
5/31/18	$1,161,615	$1,036,047	$1,023,295
6/30/18	$1,161,759	$1,034,773	$1,023,417
7/31/18	$1,168,670	$1,035,019	$1,023,992
8/31/18	$1,167,951	$1,041,679	$1,027,606
9/30/18	$1,170,845	$1,034,971	$1,026,878
10/31/18	$1,171,245	$1,026,792	$1,027,964
11/30/18	$1,169,187	$1,032,921	$1,030,984
12/31/18	$1,170,766	$1,051,898	$1,038,997
1/31/19	$1,187,992	$1,063,068	$1,043,120
2/28/19	$1,195,766	$1,062,452	$1,044,754
3/31/19	$1,202,552	$1,082,853	$1,051,634
4/30/19	$1,212,014	$1,083,130	$1,053,996
5/31/19	$1,212,023	$1,102,358	$1,061,396
6/30/19	$1,224,415	$1,116,201	$1,067,264
7/31/19	$1,228,538	$1,118,657	$1,066,905
8/31/19	$1,215,902	$1,147,643	$1,075,278
9/30/19	$1,222,093	$1,141,531	$1,074,794
10/31/19	$1,228,297	$1,144,969	$1,078,449
11/30/19	$1,233,085	$1,144,386	$1,078,453
12/31/19	$1,247,200	$1,143,588	$1,080,946
1/31/20	$1,250,606	$1,165,596	$1,087,040
2/29/20	$1,243,817	$1,186,575	$1,095,891
3/31/20	$1,165,381	$1,179,592	$1,100,292
4/30/20	$1,190,840	$1,200,561	$1,106,313
5/31/20	$1,214,891	$1,206,151	$1,108,409
6/30/20	$1,230,139	$1,213,749	$1,109,966
7/31/20	$1,246,912	$1,231,878	$1,111,633
8/31/20	$1,260,764	$1,221,935	$1,111,808
9/30/20	$1,258,297	$1,221,265	$1,111,731
10/31/20	$1,263,280	$1,215,812	$1,111,688
11/30/20	$1,287,712	$1,227,742	$1,112,783
12/31/20	$1,304,709	$1,229,433	$1,114,233
1/31/21	$1,310,560	$1,220,618	$1,114,669
2/28/21	$1,311,902	$1,202,992	$1,113,964
3/31/21	$1,311,735	$1,187,971	$1,113,399
4/30/21	$1,319,134	$1,197,356	$1,114,297
5/31/21	$1,322,001	$1,201,268	$1,115,631
6/30/21	$1,324,872	$1,209,708	$1,113,963
7/31/21	$1,324,705	$1,223,233	$1,115,894
8/31/21	$1,329,121	$1,220,905	$1,115,905
9/30/21	$1,330,484	$1,210,334	$1,114,974
10/31/21	$1,327,250	$1,210,000	$1,111,338
11/30/21	$1,320,938	$1,213,580	$1,110,411
12/31/21	$1,333,664	$1,210,475	$1,108,735
1/31/22	$1,324,213	$1,184,396	$1,100,794
2/28/22	$1,302,333	$1,171,183	$1,095,868
3/31/22	$1,289,750	$1,138,645	$1,080,973
4/30/22	$1,270,898	$1,095,436	$1,074,960
5/31/22	$1,275,433	$1,102,499	$1,081,559
6/30/22	$1,243,193	$1,085,203	$1,074,084
7/31/22	$1,275,216	$1,111,719	$1,079,801
8/31/22	$1,271,120	$1,080,306	$1,071,140
9/30/22	$1,235,438	$1,033,630	$1,057,965
10/31/22	$1,240,817	$1,020,242	$1,056,598
11/30/22	$1,268,462	$1,057,762	$1,065,346
12/31/22	$1,273,018	$1,052,991	$1,067,450
1/31/23	$1,304,482	$1,085,385	$1,076,152
2/28/23	$1,294,815	$1,057,322	$1,068,116
3/31/23	$1,293,423	$1,084,180	$1,083,589
4/30/23	$1,298,658	$1,090,751	$1,087,306
5/31/23	$1,300,583	$1,078,874	$1,084,028
6/30/23	$1,317,594	$1,075,027	$1,079,682
7/31/23	$1,331,321	$1,074,277	$1,084,292
8/31/23	$1,328,211	$1,067,415	$1,088,287
9/30/23	$1,321,677	$1,040,290	$1,087,632
10/31/23	$1,310,031	$1,023,873	$1,091,116
11/30/23	$1,342,764	$1,070,241	$1,103,805
12/31/23	$1,368,767	$1,111,209	$1,117,074
1/31/24	$1,379,384	$1,108,157	$1,121,506
2/29/24	$1,383,098	$1,092,501	$1,117,611
3/31/24	$1,397,255	$1,102,589	$1,122,153
4/30/24	$1,388,799	$1,074,739	$1,118,352
5/31/24	$1,408,316	$1,092,959	$1,126,508
6/30/24	$1,413,056	$1,103,307	$1,132,808
7/31/24	$1,435,507	$1,129,077	$1,146,247
8/31/24	$1,443,845	$1,145,301	$1,156,696
9/30/24	$1,459,353	$1,160,636	$1,166,291
10/31/24	$1,448,066	$1,131,854	$1,159,585
11/30/24	$1,467,317	$1,143,821	$1,163,511
12/31/24	$1,464,273	$1,125,101	$1,166,085
1/31/25	$1,481,976	$1,131,070	$1,171,389
2/28/25	$1,501,601	$1,155,956	$1,179,676
3/31/25	$1,504,729	$1,156,391	$1,185,090

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	7.69%	5.24%	4.17%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,395,382
# of Portfolio Holdings	2,734
Portfolio Turnover Rate	719%
Total Net Advisory Fees Paid During the Reporting Period	$31,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.5%
Asset-Backed Securities	20.9%
Non-Agency Mortgage-Backed Securities	17.3%
Corporate Bonds & Notes	17.0%
Sovereign Issues	8.5%
U.S. Treasury Obligations	8.0%
Loan Participations and Assignments	2.8%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.6%
Affiliated Investments	10.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(52.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFNIX

PIMCO Low Duration Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS2189TSRAR_033125

Institutional Class: PFIIX

PIMCO Low Duration Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	0.53%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,016,007	$996,412	$1,000,855
5/31/15	$1,020,114	$994,012	$1,001,654
6/30/15	$1,013,128	$983,174	$1,001,367
7/31/15	$1,011,749	$990,008	$1,001,988
8/31/15	$993,646	$988,586	$1,001,378
9/30/15	$965,853	$995,273	$1,004,343
10/31/15	$996,616	$995,439	$1,003,996
11/30/15	$993,553	$992,809	$1,002,110
12/31/15	$980,729	$989,601	$1,000,748
1/31/16	$958,824	$1,003,219	$1,005,954
2/29/16	$943,385	$1,010,335	$1,006,904
3/31/16	$976,159	$1,019,605	$1,010,496
4/30/16	$1,002,638	$1,023,519	$1,011,926
5/31/16	$1,013,591	$1,023,781	$1,011,278
6/30/16	$1,018,089	$1,042,177	$1,017,346
7/31/16	$1,040,676	$1,048,765	$1,017,525
8/31/16	$1,057,961	$1,047,566	$1,016,481
9/30/16	$1,063,988	$1,046,952	$1,017,661
10/31/16	$1,073,596	$1,038,944	$1,017,342
11/30/16	$1,072,759	$1,014,369	$1,013,225
12/31/16	$1,092,015	$1,015,800	$1,013,832
1/31/17	$1,102,053	$1,017,793	$1,015,733
2/28/17	$1,110,327	$1,024,634	$1,017,371
3/31/17	$1,117,237	$1,024,097	$1,017,981
4/30/17	$1,123,702	$1,032,000	$1,019,863
5/31/17	$1,131,707	$1,039,943	$1,021,610
6/30/17	$1,134,572	$1,038,896	$1,021,187
7/31/17	$1,141,336	$1,043,367	$1,023,829
8/31/17	$1,147,070	$1,052,726	$1,025,915
9/30/17	$1,150,224	$1,047,712	$1,024,667
10/31/17	$1,154,701	$1,048,319	$1,024,431
11/30/17	$1,155,016	$1,046,973	$1,022,271
12/31/17	$1,158,021	$1,051,778	$1,022,600
1/31/18	$1,159,316	$1,039,665	$1,019,853
2/28/18	$1,158,208	$1,029,809	$1,018,886
3/31/18	$1,165,156	$1,036,414	$1,020,509
4/30/18	$1,165,349	$1,028,705	$1,019,458
5/31/18	$1,165,764	$1,036,047	$1,023,295
6/30/18	$1,166,017	$1,034,773	$1,023,417
7/31/18	$1,173,063	$1,035,019	$1,023,992
8/31/18	$1,172,505	$1,041,679	$1,027,606
9/30/18	$1,175,530	$1,034,971	$1,026,878
10/31/18	$1,176,083	$1,026,792	$1,027,964
11/30/18	$1,174,168	$1,032,921	$1,030,984
12/31/18	$1,175,909	$1,051,898	$1,038,997
1/31/19	$1,193,353	$1,063,068	$1,043,120
2/28/19	$1,201,295	$1,062,452	$1,044,754
3/31/19	$1,208,268	$1,082,853	$1,051,634
4/30/19	$1,217,919	$1,083,130	$1,053,996
5/31/19	$1,218,094	$1,102,358	$1,061,396
6/30/19	$1,230,688	$1,116,201	$1,067,264
7/31/19	$1,234,993	$1,118,657	$1,066,905
8/31/19	$1,222,458	$1,147,643	$1,075,278
9/30/19	$1,228,835	$1,141,531	$1,074,794
10/31/19	$1,235,231	$1,144,969	$1,078,449
11/30/19	$1,240,204	$1,144,386	$1,078,453
12/31/19	$1,254,586	$1,143,588	$1,080,946
1/31/20	$1,258,168	$1,165,596	$1,087,040
2/29/20	$1,251,496	$1,186,575	$1,095,891
3/31/20	$1,172,744	$1,179,592	$1,100,292
4/30/20	$1,198,486	$1,200,561	$1,106,313
5/31/20	$1,222,825	$1,206,151	$1,108,409
6/30/20	$1,238,333	$1,213,749	$1,109,966
7/31/20	$1,255,375	$1,231,878	$1,111,633
8/31/20	$1,269,481	$1,221,935	$1,111,808
9/30/20	$1,267,161	$1,221,265	$1,111,731
10/31/20	$1,272,341	$1,215,812	$1,111,688
11/30/20	$1,297,110	$1,227,742	$1,112,783
12/31/20	$1,314,400	$1,229,433	$1,114,233
1/31/21	$1,320,457	$1,220,618	$1,114,669
2/28/21	$1,321,975	$1,202,992	$1,113,964
3/31/21	$1,321,975	$1,187,971	$1,113,399
4/30/21	$1,329,598	$1,197,356	$1,114,297
5/31/21	$1,332,655	$1,201,268	$1,115,631
6/30/21	$1,335,719	$1,209,708	$1,113,963
7/31/21	$1,335,719	$1,223,233	$1,115,894
8/31/21	$1,340,335	$1,220,905	$1,115,905
9/30/21	$1,341,877	$1,210,334	$1,114,974
10/31/21	$1,338,786	$1,210,000	$1,111,338
11/30/21	$1,332,587	$1,213,580	$1,110,411
12/31/21	$1,345,593	$1,210,475	$1,108,735
1/31/22	$1,336,227	$1,184,396	$1,100,794
2/28/22	$1,314,321	$1,171,183	$1,095,868
3/31/22	$1,301,774	$1,138,645	$1,080,973
4/30/22	$1,282,908	$1,095,436	$1,074,960
5/31/22	$1,287,636	$1,102,499	$1,081,559
6/30/22	$1,255,248	$1,085,203	$1,074,084
7/31/22	$1,287,738	$1,111,719	$1,079,801
8/31/22	$1,283,764	$1,080,306	$1,071,140
9/30/22	$1,247,882	$1,033,630	$1,057,965
10/31/22	$1,253,482	$1,020,242	$1,056,598
11/30/22	$1,281,569	$1,057,762	$1,065,346
12/31/22	$1,286,328	$1,052,991	$1,067,450
1/31/23	$1,318,279	$1,085,385	$1,076,152
2/28/23	$1,308,696	$1,057,322	$1,068,116
3/31/23	$1,307,441	$1,084,180	$1,083,589
4/30/23	$1,312,902	$1,090,751	$1,087,306
5/31/23	$1,315,012	$1,078,874	$1,084,028
6/30/23	$1,332,381	$1,075,027	$1,079,682
7/31/23	$1,346,420	$1,074,277	$1,084,292
8/31/23	$1,343,430	$1,067,415	$1,088,287
9/30/23	$1,337,003	$1,040,290	$1,087,632
10/31/23	$1,325,373	$1,023,873	$1,091,116
11/30/23	$1,358,680	$1,070,241	$1,103,805
12/31/23	$1,385,176	$1,111,209	$1,117,074
1/31/24	$1,396,080	$1,108,157	$1,121,506
2/29/24	$1,400,021	$1,092,501	$1,117,611
3/31/24	$1,414,531	$1,102,589	$1,122,153
4/30/24	$1,406,143	$1,074,739	$1,118,352
5/31/24	$1,426,091	$1,092,959	$1,126,508
6/30/24	$1,431,077	$1,103,307	$1,132,808
7/31/24	$1,453,974	$1,129,077	$1,146,247
8/31/24	$1,462,601	$1,145,301	$1,156,696
9/30/24	$1,478,491	$1,160,636	$1,166,291
10/31/24	$1,467,243	$1,131,854	$1,159,585
11/30/24	$1,486,928	$1,143,821	$1,163,511
12/31/24	$1,484,037	$1,125,101	$1,166,085
1/31/25	$1,502,171	$1,131,070	$1,171,389
2/28/25	$1,522,249	$1,155,956	$1,179,676
3/31/25	$1,525,611	$1,156,391	$1,185,090

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.85%	5.40%	4.31%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,395,382
# of Portfolio Holdings	2,734
Portfolio Turnover Rate	719%
Total Net Advisory Fees Paid During the Reporting Period	$31,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.5%
Asset-Backed Securities	20.9%
Non-Agency Mortgage-Backed Securities	17.3%
Corporate Bonds & Notes	17.0%
Sovereign Issues	8.5%
U.S. Treasury Obligations	8.0%
Loan Participations and Assignments	2.8%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.6%
Affiliated Investments	10.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(52.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFIIX

PIMCO Low Duration Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS1868TSRAR_033125

I-2: PFTPX

PIMCO Low Duration Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$65	0.63%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,015,924	$996,412	$1,000,855
5/31/15	$1,019,944	$994,012	$1,001,654
6/30/15	$1,012,876	$983,174	$1,001,367
7/31/15	$1,011,407	$990,008	$1,001,988
8/31/15	$993,231	$988,586	$1,001,378
9/30/15	$965,369	$995,273	$1,004,343
10/31/15	$996,031	$995,439	$1,003,996
11/30/15	$992,891	$992,809	$1,002,110
12/31/15	$979,984	$989,601	$1,000,748
1/31/16	$958,020	$1,003,219	$1,005,954
2/29/16	$942,487	$1,010,335	$1,006,904
3/31/16	$975,147	$1,019,605	$1,010,496
4/30/16	$1,001,515	$1,023,519	$1,011,926
5/31/16	$1,012,375	$1,023,781	$1,011,278
6/30/16	$1,016,784	$1,042,177	$1,017,346
7/31/16	$1,039,260	$1,048,765	$1,017,525
8/31/16	$1,056,432	$1,047,566	$1,016,481
9/30/16	$1,062,359	$1,046,952	$1,017,661
10/31/16	$1,071,869	$1,038,944	$1,017,342
11/30/16	$1,070,945	$1,014,369	$1,013,225
12/31/16	$1,090,073	$1,015,800	$1,013,832
1/31/17	$1,100,007	$1,017,793	$1,015,733
2/28/17	$1,108,171	$1,024,634	$1,017,371
3/31/17	$1,114,968	$1,024,097	$1,017,981
4/30/17	$1,121,336	$1,032,000	$1,019,863
5/31/17	$1,129,232	$1,039,943	$1,021,610
6/30/17	$1,131,991	$1,038,896	$1,021,187
7/31/17	$1,138,652	$1,043,367	$1,023,829
8/31/17	$1,144,278	$1,052,726	$1,025,915
9/30/17	$1,147,326	$1,047,712	$1,024,667
10/31/17	$1,151,699	$1,048,319	$1,024,431
11/30/17	$1,151,919	$1,046,973	$1,022,271
12/31/17	$1,154,814	$1,051,778	$1,022,600
1/31/18	$1,156,011	$1,039,665	$1,019,853
2/28/18	$1,154,817	$1,029,809	$1,018,886
3/31/18	$1,161,643	$1,036,414	$1,020,509
4/30/18	$1,161,744	$1,028,705	$1,019,458
5/31/18	$1,162,063	$1,036,047	$1,023,295
6/30/18	$1,162,217	$1,034,773	$1,023,417
7/31/18	$1,169,144	$1,035,019	$1,023,992
8/31/18	$1,168,479	$1,041,679	$1,027,606
9/30/18	$1,171,408	$1,034,971	$1,026,878
10/31/18	$1,171,859	$1,026,792	$1,027,964
11/30/18	$1,169,850	$1,032,921	$1,030,984
12/31/18	$1,171,488	$1,051,898	$1,038,997
1/31/19	$1,188,770	$1,063,068	$1,043,120
2/28/19	$1,196,592	$1,062,452	$1,044,754
3/31/19	$1,203,430	$1,082,853	$1,051,634
4/30/19	$1,212,945	$1,083,130	$1,053,996
5/31/19	$1,213,010	$1,102,358	$1,061,396
6/30/19	$1,225,458	$1,116,201	$1,067,264
7/31/19	$1,229,641	$1,118,657	$1,066,905
8/31/19	$1,217,051	$1,147,643	$1,075,278
9/30/19	$1,223,299	$1,141,531	$1,074,794
10/31/19	$1,229,564	$1,144,969	$1,078,449
11/30/19	$1,234,412	$1,144,386	$1,078,453
12/31/19	$1,248,624	$1,143,588	$1,080,946
1/31/20	$1,252,087	$1,165,596	$1,087,040
2/29/20	$1,245,342	$1,186,575	$1,095,891
3/31/20	$1,166,873	$1,179,592	$1,100,292
4/30/20	$1,192,389	$1,200,561	$1,106,313
5/31/20	$1,216,506	$1,206,151	$1,108,409
6/30/20	$1,231,832	$1,213,749	$1,109,966
7/31/20	$1,248,682	$1,231,878	$1,111,633
8/31/20	$1,262,609	$1,221,935	$1,111,808
9/30/20	$1,260,196	$1,221,265	$1,111,731
10/31/20	$1,265,243	$1,215,812	$1,111,688
11/30/20	$1,289,769	$1,227,742	$1,112,783
12/31/20	$1,306,853	$1,229,433	$1,114,233
1/31/21	$1,312,767	$1,220,618	$1,114,669
2/28/21	$1,314,167	$1,202,992	$1,113,964
3/31/21	$1,314,058	$1,187,971	$1,113,399
4/30/21	$1,321,527	$1,197,356	$1,114,297
5/31/21	$1,324,454	$1,201,268	$1,115,631
6/30/21	$1,327,389	$1,209,708	$1,113,963
7/31/21	$1,327,278	$1,223,233	$1,115,894
8/31/21	$1,331,755	$1,220,905	$1,115,905
9/30/21	$1,333,177	$1,210,334	$1,114,974
10/31/21	$1,329,995	$1,210,000	$1,111,338
11/30/21	$1,323,727	$1,213,580	$1,110,411
12/31/21	$1,336,534	$1,210,475	$1,108,735
1/31/22	$1,327,120	$1,184,396	$1,100,794
2/28/22	$1,305,253	$1,171,183	$1,095,868
3/31/22	$1,292,684	$1,138,645	$1,080,973
4/30/22	$1,273,841	$1,095,436	$1,074,960
5/31/22	$1,278,430	$1,102,499	$1,081,559
6/30/22	$1,246,166	$1,085,203	$1,074,084
7/31/22	$1,278,318	$1,111,719	$1,079,801
8/31/22	$1,274,267	$1,080,306	$1,071,140
9/30/22	$1,238,545	$1,033,630	$1,057,965
10/31/22	$1,243,999	$1,020,242	$1,056,598
11/30/22	$1,271,770	$1,057,762	$1,065,346
12/31/22	$1,276,387	$1,052,991	$1,067,450
1/31/23	$1,307,984	$1,085,385	$1,076,152
2/28/23	$1,298,366	$1,057,322	$1,068,116
3/31/23	$1,297,013	$1,084,180	$1,083,589
4/30/23	$1,302,323	$1,090,751	$1,087,306
5/31/23	$1,304,307	$1,078,874	$1,084,028
6/30/23	$1,321,426	$1,075,027	$1,079,682
7/31/23	$1,335,239	$1,074,277	$1,084,292
8/31/23	$1,332,162	$1,067,415	$1,088,287
9/30/23	$1,325,678	$1,040,290	$1,087,632
10/31/23	$1,314,036	$1,023,873	$1,091,116
11/30/23	$1,346,949	$1,070,241	$1,103,805
12/31/23	$1,373,104	$1,111,209	$1,117,074
1/31/24	$1,383,798	$1,108,157	$1,121,506
2/29/24	$1,387,590	$1,092,501	$1,117,611
3/31/24	$1,401,856	$1,102,589	$1,122,153
4/30/24	$1,393,426	$1,074,739	$1,118,352
5/31/24	$1,413,078	$1,092,959	$1,126,508
6/30/24	$1,417,900	$1,103,307	$1,132,808
7/31/24	$1,440,467	$1,129,077	$1,146,247
8/31/24	$1,448,895	$1,145,301	$1,156,696
9/30/24	$1,464,514	$1,160,636	$1,166,291
10/31/24	$1,453,251	$1,131,854	$1,159,585
11/30/24	$1,472,627	$1,143,821	$1,163,511
12/31/24	$1,469,642	$1,125,101	$1,166,085
1/31/25	$1,487,477	$1,131,070	$1,171,389
2/28/25	$1,507,236	$1,155,956	$1,179,676
3/31/25	$1,510,439	$1,156,391	$1,185,090

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	7.75%	5.30%	4.21%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,395,382
# of Portfolio Holdings	2,734
Portfolio Turnover Rate	719%
Total Net Advisory Fees Paid During the Reporting Period	$31,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.5%
Asset-Backed Securities	20.9%
Non-Agency Mortgage-Backed Securities	17.3%
Corporate Bonds & Notes	17.0%
Sovereign Issues	8.5%
U.S. Treasury Obligations	8.0%
Loan Participations and Assignments	2.8%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.6%
Affiliated Investments	10.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(52.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PFTPX

PIMCO Low Duration Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS1906TSRAR_033125

Class A: PEGAX

PIMCO ESG Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$166	1.61%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to commercial mortgage backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.S. duration contributed to performance, as interest rates remained elevated at the intermediate and long portions of the U.S. yield curve.

  Tactical exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long portions of the U.K. yield curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
9/30/20	$9,625	$10,000
10/31/20	$9,704	$9,955
11/30/20	$9,851	$10,053
12/31/20	$9,962	$10,067
1/31/21	$10,018	$9,995
2/28/21	$10,029	$9,850
3/31/21	$10,031	$9,727
4/30/21	$10,105	$9,804
5/31/21	$10,131	$9,836
6/30/21	$10,178	$9,905
7/31/21	$10,206	$10,016
8/31/21	$10,225	$9,997
9/30/21	$10,221	$9,910
10/31/21	$10,203	$9,908
11/30/21	$10,148	$9,937
12/31/21	$10,217	$9,912
1/31/22	$10,123	$9,698
2/28/22	$10,019	$9,590
3/31/22	$9,982	$9,323
4/30/22	$9,791	$8,970
5/31/22	$9,768	$9,028
6/30/22	$9,510	$8,886
7/31/22	$9,670	$9,103
8/31/22	$9,574	$8,846
9/30/22	$9,291	$8,464
10/31/22	$9,225	$8,354
11/30/22	$9,505	$8,661
12/31/22	$9,518	$8,622
1/31/23	$9,803	$8,887
2/28/23	$9,620	$8,658
3/31/23	$9,695	$8,878
4/30/23	$9,714	$8,931
5/31/23	$9,670	$8,834
6/30/23	$9,651	$8,803
7/31/23	$9,722	$8,796
8/31/23	$9,689	$8,740
9/30/23	$9,549	$8,518
10/31/23	$9,433	$8,384
11/30/23	$9,735	$8,763
12/31/23	$10,011	$9,099
1/31/24	$10,077	$9,074
2/29/24	$10,031	$8,946
3/31/24	$10,144	$9,028
4/30/24	$9,983	$8,800
5/31/24	$10,154	$8,949
6/30/24	$10,196	$9,034
7/31/24	$10,374	$9,245
8/31/24	$10,500	$9,378
9/30/24	$10,620	$9,504
10/31/24	$10,464	$9,268
11/30/24	$10,575	$9,366
12/31/24	$10,485	$9,213
1/31/25	$10,608	$9,261
2/28/25	$10,794	$9,465
3/31/25	$10,804	$9,469

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 9/30/20
Class A (excluding sales charge)	6.50%	2.60%
Class A (including sales charge)	2.54%	1.73%
Bloomberg U.S. Aggregate Index	4.88%	(1.21%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$294,057
# of Portfolio Holdings	736
Portfolio Turnover Rate	243%
Total Net Advisory Fees Paid During the Reporting Period	$674
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.7%
Corporate Bonds & Notes	30.4%
U.S. Treasury Obligations	14.1%
Non-Agency Mortgage-Backed Securities	14.0%
Asset-Backed Securities	12.3%
Sovereign Issues	3.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.3%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(35.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PEGAX

PIMCO ESG Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS8090TSRAR_033125

Class C: PEGBX

PIMCO ESG Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$243	2.36%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to commercial mortgage backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.S. duration contributed to performance, as interest rates remained elevated at the intermediate and long portions of the U.S. yield curve.

  Tactical exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long portions of the U.K. yield curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index
9/30/20	$10,000	$10,000
10/31/20	$10,080	$9,955
11/30/20	$10,222	$10,053
12/31/20	$10,330	$10,067
1/31/21	$10,383	$9,995
2/28/21	$10,388	$9,850
3/31/21	$10,385	$9,727
4/30/21	$10,454	$9,804
5/31/21	$10,474	$9,836
6/30/21	$10,517	$9,905
7/31/21	$10,538	$10,016
8/31/21	$10,552	$9,997
9/30/21	$10,541	$9,910
10/31/21	$10,515	$9,908
11/30/21	$10,452	$9,937
12/31/21	$10,516	$9,912
1/31/22	$10,413	$9,698
2/28/22	$10,300	$9,590
3/31/22	$10,256	$9,323
4/30/22	$10,053	$8,970
5/31/22	$10,023	$9,028
6/30/22	$9,752	$8,886
7/31/22	$9,910	$9,103
8/31/22	$9,806	$8,846
9/30/22	$9,509	$8,464
10/31/22	$9,436	$8,354
11/30/22	$9,717	$8,661
12/31/22	$9,724	$8,622
1/31/23	$10,008	$8,887
2/28/23	$9,815	$8,658
3/31/23	$9,885	$8,878
4/30/23	$9,898	$8,931
5/31/23	$9,847	$8,834
6/30/23	$9,822	$8,803
7/31/23	$9,889	$8,796
8/31/23	$9,849	$8,740
9/30/23	$9,700	$8,518
10/31/23	$9,576	$8,384
11/30/23	$9,877	$8,763
12/31/23	$10,150	$9,099
1/31/24	$10,211	$9,074
2/29/24	$10,158	$8,946
3/31/24	$10,267	$9,028
4/30/24	$10,097	$8,800
5/31/24	$10,263	$8,949
6/30/24	$10,300	$9,034
7/31/24	$10,474	$9,245
8/31/24	$10,593	$9,378
9/30/24	$10,708	$9,504
10/31/24	$10,544	$9,268
11/30/24	$10,650	$9,366
12/31/24	$10,552	$9,213
1/31/25	$10,669	$9,261
2/28/25	$10,850	$9,465
3/31/25	$10,853	$9,469

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 9/30/20
Class C (excluding sales charge)	5.72%	1.84%
Class C (including sales charge)	4.72%	1.84%
Bloomberg U.S. Aggregate Index	4.88%	(1.21%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$294,057
# of Portfolio Holdings	736
Portfolio Turnover Rate	243%
Total Net Advisory Fees Paid During the Reporting Period	$674
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.7%
Corporate Bonds & Notes	30.4%
U.S. Treasury Obligations	14.1%
Non-Agency Mortgage-Backed Securities	14.0%
Asset-Backed Securities	12.3%
Sovereign Issues	3.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.3%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(35.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PEGBX

PIMCO ESG Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS8290TSRAR_033125

I-2: PEGPX

PIMCO ESG Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$135	1.31%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to commercial mortgage backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.S. duration contributed to performance, as interest rates remained elevated at the intermediate and long portions of the U.S. yield curve.

  Tactical exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long portions of the U.K. yield curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index
9/30/20	$1,000,000	$1,000,000
10/31/20	$1,008,516	$995,535
11/30/20	$1,024,007	$1,005,303
12/31/20	$1,035,801	$1,006,689
1/31/21	$1,041,909	$999,471
2/28/21	$1,043,267	$985,038
3/31/21	$1,043,824	$972,738
4/30/21	$1,051,776	$980,423
5/31/21	$1,054,685	$983,626
6/30/21	$1,059,871	$990,537
7/31/21	$1,063,051	$1,001,612
8/31/21	$1,065,315	$999,705
9/30/21	$1,065,136	$991,050
10/31/21	$1,063,520	$990,776
11/30/21	$1,058,065	$993,708
12/31/21	$1,065,571	$991,165
1/31/22	$1,055,992	$969,811
2/28/22	$1,045,400	$958,992
3/31/22	$1,041,860	$932,349
4/30/22	$1,022,085	$896,968
5/31/22	$1,019,987	$902,752
6/30/22	$993,258	$888,589
7/31/22	$1,010,217	$910,302
8/31/22	$1,000,504	$884,579
9/30/22	$971,130	$846,360
10/31/22	$964,467	$835,398
11/30/22	$994,062	$866,120
12/31/22	$995,647	$862,213
1/31/23	$1,025,721	$888,738
2/28/23	$1,006,810	$865,760
3/31/23	$1,014,909	$887,752
4/30/23	$1,017,131	$893,132
5/31/23	$1,012,758	$883,407
6/30/23	$1,011,087	$880,257
7/31/23	$1,018,797	$879,643
8/31/23	$1,015,591	$874,024
9/30/23	$1,001,134	$851,814
10/31/23	$989,238	$838,371
11/30/23	$1,021,114	$876,338
12/31/23	$1,050,319	$909,883
1/31/24	$1,057,598	$907,385
2/29/24	$1,052,935	$894,565
3/31/24	$1,065,115	$902,825
4/30/24	$1,048,417	$880,021
5/31/24	$1,066,672	$894,941
6/30/24	$1,071,322	$903,413
7/31/24	$1,090,389	$924,514
8/31/24	$1,103,889	$937,799
9/30/24	$1,116,754	$950,356
10/31/24	$1,100,607	$926,788
11/30/24	$1,112,614	$936,587
12/31/24	$1,103,397	$921,259
1/31/25	$1,116,629	$926,147
2/28/25	$1,136,479	$946,523
3/31/25	$1,137,804	$946,880

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 9/30/20
I-2	6.82%	2.91%
Bloomberg U.S. Aggregate Index	4.88%	(1.21%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$294,057
# of Portfolio Holdings	736
Portfolio Turnover Rate	243%
Total Net Advisory Fees Paid During the Reporting Period	$674
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.7%
Corporate Bonds & Notes	30.4%
U.S. Treasury Obligations	14.1%
Non-Agency Mortgage-Backed Securities	14.0%
Asset-Backed Securities	12.3%
Sovereign Issues	3.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.3%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(35.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEGPX

PIMCO ESG Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS2219TSRAR_033125

I-3: PEGQX

PIMCO ESG Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$141	1.36%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to commercial mortgage backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.S. duration contributed to performance, as interest rates remained elevated at the intermediate and long portions of the U.S. yield curve.

  Tactical exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long portions of the U.K. yield curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg U.S. Aggregate Index
9/30/20	$1,000,000	$1,000,000
10/31/20	$1,008,486	$995,535
11/30/20	$1,023,927	$1,005,303
12/31/20	$1,035,676	$1,006,689
1/31/21	$1,041,732	$999,471
2/28/21	$1,043,027	$985,038
3/31/21	$1,043,533	$972,738
4/30/21	$1,051,399	$980,423
5/31/21	$1,054,259	$983,626
6/30/21	$1,059,416	$990,537
7/31/21	$1,062,562	$1,001,612
8/31/21	$1,064,786	$999,705
9/30/21	$1,064,570	$991,050
10/31/21	$1,062,911	$990,776
11/30/21	$1,057,399	$993,708
12/31/21	$1,064,849	$991,165
1/31/22	$1,055,238	$969,811
2/28/22	$1,044,621	$958,992
3/31/22	$1,041,048	$932,349
4/30/22	$1,021,245	$896,968
5/31/22	$1,019,108	$902,752
6/30/22	$992,358	$888,589
7/31/22	$1,009,259	$910,302
8/31/22	$999,512	$884,579
9/30/22	$970,116	$846,360
10/31/22	$963,420	$835,398
11/30/22	$992,945	$866,120
12/31/22	$994,485	$862,213
1/31/23	$1,024,411	$888,738
2/28/23	$1,005,488	$865,760
3/31/23	$1,013,534	$887,752
4/30/23	$1,015,714	$893,132
5/31/23	$1,011,302	$883,407
6/30/23	$1,009,591	$880,257
7/31/23	$1,017,249	$879,643
8/31/23	$1,014,004	$874,024
9/30/23	$999,529	$851,814
10/31/23	$987,610	$838,371
11/30/23	$1,019,397	$876,338
12/31/23	$1,048,503	$909,883
1/31/24	$1,055,725	$907,385
2/29/24	$1,051,029	$894,565
3/31/24	$1,063,143	$902,825
4/30/24	$1,046,432	$880,021
5/31/24	$1,064,606	$894,941
6/30/24	$1,069,206	$903,413
7/31/24	$1,088,189	$924,514
8/31/24	$1,101,614	$937,799
9/30/24	$1,114,409	$950,356
10/31/24	$1,098,251	$926,788
11/30/24	$1,110,186	$936,587
12/31/24	$1,100,942	$921,259
1/31/25	$1,114,096	$926,147
2/28/25	$1,133,861	$946,523
3/31/25	$1,135,138	$946,880

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 9/30/20
I-3	6.77%	2.86%
Bloomberg U.S. Aggregate Index	4.88%	(1.21%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$294,057
# of Portfolio Holdings	736
Portfolio Turnover Rate	243%
Total Net Advisory Fees Paid During the Reporting Period	$674
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.7%
Corporate Bonds & Notes	30.4%
U.S. Treasury Obligations	14.1%
Non-Agency Mortgage-Backed Securities	14.0%
Asset-Backed Securities	12.3%
Sovereign Issues	3.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.3%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(35.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PEGQX

PIMCO ESG Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS2220TSRAR_033125

Institutional Class: PEGIX

PIMCO ESG Income Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$125	1.21%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to commercial mortgage backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.S. duration contributed to performance, as interest rates remained elevated at the intermediate and long portions of the U.S. yield curve.

  Tactical exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long portions of the U.K. yield curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index
9/30/20	$1,000,000	$1,000,000
10/31/20	$1,008,583	$995,535
11/30/20	$1,024,160	$1,005,303
12/31/20	$1,036,072	$1,006,689
1/31/21	$1,042,255	$999,471
2/28/21	$1,043,665	$985,038
3/31/21	$1,044,305	$972,738
4/30/21	$1,052,326	$980,423
5/31/21	$1,055,319	$983,626
6/30/21	$1,060,594	$990,537
7/31/21	$1,063,868	$1,001,612
8/31/21	$1,066,221	$999,705
9/30/21	$1,066,134	$991,050
10/31/21	$1,064,607	$990,776
11/30/21	$1,059,216	$993,708
12/31/21	$1,066,823	$991,165
1/31/22	$1,057,315	$969,811
2/28/22	$1,046,791	$958,992
3/31/22	$1,043,331	$932,349
4/30/22	$1,023,616	$896,968
5/31/22	$1,021,598	$902,752
6/30/22	$994,908	$888,589
7/31/22	$1,011,980	$910,302
8/31/22	$1,002,335	$884,579
9/30/22	$972,994	$846,360
10/31/22	$966,391	$835,398
11/30/22	$996,013	$866,120
12/31/22	$997,691	$862,213
1/31/23	$1,027,907	$888,738
2/28/23	$1,009,037	$865,760
3/31/23	$1,017,244	$887,752
4/30/23	$1,019,549	$893,132
5/31/23	$1,015,251	$883,407
6/30/23	$1,013,665	$880,257
7/31/23	$1,021,475	$879,643
8/31/23	$1,018,346	$874,024
9/30/23	$1,003,938	$851,814
10/31/23	$992,088	$838,371
11/30/23	$1,024,137	$876,338
12/31/23	$1,053,520	$909,883
1/31/24	$1,060,907	$907,385
2/29/24	$1,056,313	$894,565
3/31/24	$1,068,621	$902,825
4/30/24	$1,051,955	$880,021
5/31/24	$1,070,367	$894,941
6/30/24	$1,075,115	$903,413
7/31/24	$1,094,341	$924,514
8/31/24	$1,107,989	$937,799
9/30/24	$1,120,987	$950,356
10/31/24	$1,104,874	$926,788
11/30/24	$1,117,022	$936,587
12/31/24	$1,107,862	$921,259
1/31/25	$1,121,244	$926,147
2/28/25	$1,141,263	$946,523
3/31/25	$1,142,683	$946,880

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 9/30/20
Institutional Class	6.93%	3.01%
Bloomberg U.S. Aggregate Index	4.88%	(1.21%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$294,057
# of Portfolio Holdings	736
Portfolio Turnover Rate	243%
Total Net Advisory Fees Paid During the Reporting Period	$674
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.7%
Corporate Bonds & Notes	30.4%
U.S. Treasury Obligations	14.1%
Non-Agency Mortgage-Backed Securities	14.0%
Asset-Backed Securities	12.3%
Sovereign Issues	3.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.3%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(35.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEGIX

PIMCO ESG Income Fund

Annual Shareholder Report |

March 31, 2025

PIMS2218TSRAR_033125

Class A: PFANX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.37%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within U.S. preferreds, particularly overweight exposure to a large investment bank, contributed to performance, as net interest income remained strong.

  Security selection within U.S. insurance capital, particularly underweight exposure to a leading annuities provider, contributed to performance, as limited diversification dampened performance.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to an automobile manufacturer, contributed to performance, as it faced inventory and pricing pressures.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a telecommunications services provider, detracted from performance, as bandwidth demand and growth remained strong.

  U.K. duration positioning detracted from performance, as the curve steepened.

  Underweight exposure to U.S. duration detracted from performance, as rates fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
4/13/15	$9,625	$10,000	$10,000
4/30/15	$9,596	$9,930	$9,974
5/31/15	$9,596	$9,889	$9,984
6/30/15	$9,490	$9,767	$9,883
7/31/15	$9,596	$9,864	$10,013
8/31/15	$9,528	$9,837	$9,969
9/30/15	$9,411	$9,895	$9,904
10/31/15	$9,634	$9,927	$10,123
11/30/15	$9,663	$9,932	$10,175
12/31/15	$9,644	$9,905	$10,183
1/31/16	$9,506	$10,050	$10,089
2/29/16	$9,142	$10,147	$9,867
3/31/16	$9,422	$10,230	$10,147
4/30/16	$9,602	$10,248	$10,280
5/31/16	$9,722	$10,291	$10,424
6/30/16	$9,687	$10,487	$10,436
7/31/16	$10,020	$10,549	$10,699
8/31/16	$10,252	$10,544	$10,836
9/30/16	$10,213	$10,543	$10,774
10/31/16	$10,346	$10,441	$10,835
11/30/16	$10,193	$10,268	$10,562
12/31/16	$10,399	$10,296	$10,690
1/31/17	$10,566	$10,259	$10,913
2/28/17	$10,754	$10,347	$11,126
3/31/17	$10,816	$10,342	$11,193
4/30/17	$10,996	$10,412	$11,385
5/31/17	$11,144	$10,473	$11,508
6/30/17	$11,204	$10,443	$11,610
7/31/17	$11,408	$10,478	$11,746
8/31/17	$11,462	$10,573	$11,777
9/30/17	$11,535	$10,524	$11,830
10/31/17	$11,720	$10,569	$11,952
11/30/17	$11,688	$10,585	$11,956
12/31/17	$11,744	$10,609	$11,982
1/31/18	$11,867	$10,533	$11,920
2/28/18	$11,755	$10,509	$11,916
3/31/18	$11,668	$10,596	$11,881
4/30/18	$11,691	$10,557	$11,855
5/31/18	$11,521	$10,596	$11,810
6/30/18	$11,531	$10,616	$11,840
7/31/18	$11,692	$10,619	$11,967
8/31/18	$11,715	$10,652	$12,030
9/30/18	$11,754	$10,611	$11,998
10/31/18	$11,567	$10,590	$11,844
11/30/18	$11,322	$10,642	$11,615
12/31/18	$11,207	$10,796	$11,509
1/31/19	$11,680	$10,910	$12,077
2/28/19	$11,870	$10,923	$12,275
3/31/19	$11,960	$11,119	$12,390
4/30/19	$12,249	$11,126	$12,595
5/31/19	$12,152	$11,286	$12,578
6/30/19	$12,487	$11,444	$12,848
7/31/19	$12,658	$11,534	$13,035
8/31/19	$12,780	$11,795	$13,128
9/30/19	$12,931	$11,741	$13,247
10/31/19	$13,141	$11,721	$13,402
11/30/19	$13,289	$11,707	$13,451
12/31/19	$13,453	$11,683	$13,631
1/31/20	$13,642	$11,894	$13,818
2/29/20	$13,390	$12,039	$13,504
3/31/20	$11,594	$11,852	$11,960
4/30/20	$12,326	$12,044	$12,877
5/31/20	$12,616	$12,078	$13,150
6/30/20	$12,836	$12,138	$13,210
7/31/20	$13,205	$12,271	$13,698
8/31/20	$13,522	$12,182	$13,987
9/30/20	$13,408	$12,226	$13,893
10/31/20	$13,471	$12,227	$13,976
11/30/20	$14,144	$12,297	$14,474
12/31/20	$14,306	$12,335	$14,692
1/31/21	$14,280	$12,269	$14,615
2/28/21	$14,358	$12,078	$14,549
3/31/21	$14,431	$12,030	$14,710
4/30/21	$14,679	$12,062	$14,904
5/31/21	$14,731	$12,089	$14,996
6/30/21	$14,863	$12,148	$15,187
7/31/21	$14,916	$12,298	$15,249
8/31/21	$15,008	$12,274	$15,288
9/30/21	$15,009	$12,158	$15,272
10/31/21	$14,930	$12,126	$15,257
11/30/21	$14,731	$12,213	$15,053
12/31/21	$14,920	$12,163	$15,290
1/31/22	$14,619	$11,972	$14,933
2/28/22	$14,223	$11,813	$14,442
3/31/22	$14,023	$11,558	$14,338
4/30/22	$13,555	$11,248	$13,773
5/31/22	$13,431	$11,232	$13,809
6/30/22	$12,619	$11,062	$13,176
7/31/22	$13,301	$11,343	$13,870
8/31/22	$12,995	$11,047	$13,526
9/30/22	$12,249	$10,693	$12,936
10/31/22	$12,390	$10,656	$12,856
11/30/22	$12,812	$10,928	$13,354
12/31/22	$12,952	$10,799	$13,273
1/31/23	$13,735	$11,047	$14,272
2/28/23	$13,528	$10,871	$14,035
3/31/23	$12,285	$11,112	$13,113
4/30/23	$12,449	$11,169	$13,310
5/31/23	$12,434	$11,125	$13,232
6/30/23	$12,501	$11,119	$13,394
7/31/23	$12,818	$11,122	$13,692
8/31/23	$12,728	$11,108	$13,601
9/30/23	$12,674	$10,917	$13,489
10/31/23	$12,475	$10,839	$13,191
11/30/23	$13,118	$11,212	$13,965
12/31/23	$13,632	$11,570	$14,432
1/31/24	$13,803	$11,548	$14,760
2/29/24	$13,880	$11,468	$14,861
3/31/24	$14,147	$11,572	$15,054
4/30/24	$13,974	$11,385	$14,823
5/31/24	$14,257	$11,486	$15,113
6/30/24	$14,374	$11,586	$15,194
7/31/24	$14,580	$11,810	$15,376
8/31/24	$14,818	$11,939	$15,725
9/30/24	$15,078	$12,078	$16,056
10/31/24	$14,998	$11,914	$15,979
11/30/24	$15,078	$12,056	$16,072
12/31/24	$15,050	$11,963	$15,955
1/31/25	$15,164	$12,009	$16,094
2/28/25	$15,359	$12,154	$16,265
3/31/25	$15,252	$12,103	$16,082

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/13/15
Class A (excluding sales charge)	7.81%	5.64%	4.73%
Class A (including sales charge)	3.79%	4.83%	4.33%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.93%
Supplemental IndexFootnote Reference1	6.83%	6.10%	4.88%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$768,695
# of Portfolio Holdings	266
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$3,858
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	58.8%
Preferred Securities	37.1%
Sovereign Issues	0.3%
Short-Term Instruments	0.9%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFANX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report |

March 31, 2025

PIMS8021TSRAR_033125

Class C: PFCJX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	2.12%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within U.S. preferreds, particularly overweight exposure to a large investment bank, contributed to performance, as net interest income remained strong.

  Security selection within U.S. insurance capital, particularly underweight exposure to a leading annuities provider, contributed to performance, as limited diversification dampened performance.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to an automobile manufacturer, contributed to performance, as it faced inventory and pricing pressures.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a telecommunications services provider, detracted from performance, as bandwidth demand and growth remained strong.

  U.K. duration positioning detracted from performance, as the curve steepened.

  Underweight exposure to U.S. duration detracted from performance, as rates fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of Class C shares (8/23/2019), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class C shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
4/13/15	$10,000	$10,000	$10,000
4/30/15	$9,965	$9,930	$9,974
5/31/15	$9,955	$9,889	$9,984
6/30/15	$9,846	$9,767	$9,883
7/31/15	$9,947	$9,864	$10,013
8/31/15	$9,868	$9,837	$9,969
9/30/15	$9,742	$9,895	$9,904
10/31/15	$9,964	$9,927	$10,123
11/30/15	$9,994	$9,932	$10,175
12/31/15	$9,972	$9,905	$10,183
1/31/16	$9,810	$10,050	$10,089
2/29/16	$9,427	$10,147	$9,867
3/31/16	$9,714	$10,230	$10,147
4/30/16	$9,901	$10,248	$10,280
5/31/16	$10,005	$10,291	$10,424
6/30/16	$9,962	$10,487	$10,436
7/31/16	$10,307	$10,549	$10,699
8/31/16	$10,536	$10,544	$10,836
9/30/16	$10,484	$10,543	$10,774
10/31/16	$10,621	$10,441	$10,835
11/30/16	$10,465	$10,268	$10,562
12/31/16	$10,665	$10,296	$10,690
1/31/17	$10,836	$10,259	$10,913
2/28/17	$11,009	$10,347	$11,126
3/31/17	$11,071	$10,342	$11,193
4/30/17	$11,245	$10,412	$11,385
5/31/17	$11,397	$10,473	$11,508
6/30/17	$11,444	$10,443	$11,610
7/31/17	$11,642	$10,478	$11,746
8/31/17	$11,686	$10,573	$11,777
9/30/17	$11,763	$10,524	$11,830
10/31/17	$11,941	$10,569	$11,952
11/30/17	$11,908	$10,585	$11,956
12/31/17	$11,949	$10,609	$11,982
1/31/18	$12,063	$10,533	$11,920
2/28/18	$11,939	$10,509	$11,916
3/31/18	$11,857	$10,596	$11,881
4/30/18	$11,870	$10,557	$11,855
5/31/18	$11,686	$10,596	$11,810
6/30/18	$11,689	$10,616	$11,840
7/31/18	$11,852	$10,619	$11,967
8/31/18	$11,865	$10,652	$12,030
9/30/18	$11,890	$10,611	$11,998
10/31/18	$11,702	$10,590	$11,844
11/30/18	$11,444	$10,642	$11,615
12/31/18	$11,325	$10,796	$11,509
1/31/19	$11,791	$10,910	$12,077
2/28/19	$11,972	$10,923	$12,275
3/31/19	$12,059	$11,119	$12,390
4/30/19	$12,350	$11,126	$12,595
5/31/19	$12,242	$11,286	$12,578
6/30/19	$12,574	$11,444	$12,848
7/31/19	$12,734	$11,534	$13,035
8/31/19	$12,847	$11,795	$13,128
9/30/19	$12,991	$11,741	$13,247
10/31/19	$13,202	$11,721	$13,402
11/30/19	$13,339	$11,707	$13,451
12/31/19	$13,491	$11,683	$13,631
1/31/20	$13,680	$11,894	$13,818
2/29/20	$13,428	$12,039	$13,504
3/31/20	$11,607	$11,852	$11,960
4/30/20	$12,340	$12,044	$12,877
5/31/20	$12,631	$12,078	$13,150
6/30/20	$12,824	$12,138	$13,210
7/31/20	$13,193	$12,271	$13,698
8/31/20	$13,511	$12,182	$13,987
9/30/20	$13,384	$12,226	$13,893
10/31/20	$13,434	$12,227	$13,976
11/30/20	$14,095	$12,297	$14,474
12/31/20	$14,263	$12,335	$14,692
1/31/21	$14,212	$12,269	$14,615
2/28/21	$14,289	$12,078	$14,549
3/31/21	$14,353	$12,030	$14,710
4/30/21	$14,587	$12,062	$14,904
5/31/21	$14,627	$12,089	$14,996
6/30/21	$14,754	$12,148	$15,187
7/31/21	$14,793	$12,298	$15,249
8/31/21	$14,872	$12,274	$15,288
9/30/21	$14,872	$12,158	$15,272
10/31/21	$14,780	$12,126	$15,257
11/30/21	$14,583	$12,213	$15,053
12/31/21	$14,755	$12,163	$15,290
1/31/22	$14,443	$11,972	$14,933
2/28/22	$14,051	$11,813	$14,442
3/31/22	$13,842	$11,558	$14,338
4/30/22	$13,364	$11,248	$13,773
5/31/22	$13,228	$11,232	$13,809
6/30/22	$12,434	$11,062	$13,176
7/31/22	$13,095	$11,343	$13,870
8/31/22	$12,778	$11,047	$13,526
9/30/22	$12,046	$10,693	$12,936
10/31/22	$12,171	$10,656	$12,856
11/30/22	$12,588	$10,928	$13,354
12/31/22	$12,712	$10,799	$13,273
1/31/23	$13,469	$11,047	$14,272
2/28/23	$13,251	$10,871	$14,035
3/31/23	$12,024	$11,112	$13,113
4/30/23	$12,185	$11,169	$13,310
5/31/23	$12,156	$11,125	$13,232
6/30/23	$12,234	$11,119	$13,394
7/31/23	$12,531	$11,122	$13,692
8/31/23	$12,427	$11,108	$13,601
9/30/23	$12,366	$10,917	$13,489
10/31/23	$12,171	$10,839	$13,191
11/30/23	$12,786	$11,212	$13,965
12/31/23	$13,276	$11,570	$14,432
1/31/24	$13,428	$11,548	$14,760
2/29/24	$13,503	$11,468	$14,861
3/31/24	$13,757	$11,572	$15,054
4/30/24	$13,573	$11,385	$14,823
5/31/24	$13,833	$11,486	$15,113
6/30/24	$13,942	$11,586	$15,194
7/31/24	$14,143	$11,810	$15,376
8/31/24	$14,360	$11,939	$15,725
9/30/24	$14,602	$12,078	$16,056
10/31/24	$14,508	$11,914	$15,979
11/30/24	$14,586	$12,056	$16,072
12/31/24	$14,546	$11,963	$15,955
1/31/25	$14,641	$12,009	$16,094
2/28/25	$14,831	$12,154	$16,265
3/31/25	$14,723	$12,103	$16,082

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/13/15
Class C (excluding sales charge)	7.02%	4.87%	3.96%
Class C (including sales charge)	6.02%	4.87%	3.96%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.93%
Supplemental IndexFootnote Reference1	6.83%	6.10%	4.88%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$768,695
# of Portfolio Holdings	266
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$3,858
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	58.8%
Preferred Securities	37.1%
Sovereign Issues	0.3%
Short-Term Instruments	0.9%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFCJX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report |

March 31, 2025

PIMS8286TSRAR_033125

I-3: PFNNX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$122	1.17%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within U.S. preferreds, particularly overweight exposure to a large investment bank, contributed to performance, as net interest income remained strong.

  Security selection within U.S. insurance capital, particularly underweight exposure to a leading annuities provider, contributed to performance, as limited diversification dampened performance.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to an automobile manufacturer, contributed to performance, as it faced inventory and pricing pressures.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a telecommunications services provider, detracted from performance, as bandwidth demand and growth remained strong.

  U.K. duration positioning detracted from performance, as the curve steepened.

  Underweight exposure to U.S. duration detracted from performance, as rates fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
4/13/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$996,926	$993,031	$997,409
5/31/15	$996,799	$988,915	$998,395
6/30/15	$986,679	$976,691	$988,342
7/31/15	$997,549	$986,365	$1,001,270
8/31/15	$990,426	$983,698	$996,903
9/30/15	$978,602	$989,533	$990,364
10/31/15	$1,001,608	$992,742	$1,012,290
11/30/15	$1,005,507	$993,199	$1,017,514
12/31/15	$1,004,035	$990,511	$1,018,277
1/31/16	$988,572	$1,005,001	$1,008,888
2/29/16	$950,634	$1,014,661	$986,693
3/31/16	$980,412	$1,023,014	$1,014,725
4/30/16	$1,000,023	$1,024,751	$1,028,028
5/31/16	$1,011,319	$1,029,083	$1,042,390
6/30/16	$1,007,825	$1,048,672	$1,043,620
7/31/16	$1,043,463	$1,054,938	$1,069,919
8/31/16	$1,067,522	$1,054,400	$1,083,646
9/30/16	$1,063,075	$1,054,274	$1,077,350
10/31/16	$1,077,896	$1,044,052	$1,083,491
11/30/16	$1,062,809	$1,026,808	$1,056,155
12/31/16	$1,083,991	$1,029,622	$1,068,998
1/31/17	$1,102,335	$1,025,872	$1,091,275
2/28/17	$1,120,688	$1,034,653	$1,112,588
3/31/17	$1,127,909	$1,034,176	$1,119,319
4/30/17	$1,146,531	$1,041,190	$1,138,482
5/31/17	$1,162,936	$1,047,267	$1,150,834
6/30/17	$1,168,706	$1,044,336	$1,161,019
7/31/17	$1,189,845	$1,047,769	$1,174,556
8/31/17	$1,195,296	$1,057,317	$1,177,739
9/30/17	$1,204,124	$1,052,436	$1,182,980
10/31/17	$1,223,336	$1,056,875	$1,195,236
11/30/17	$1,220,908	$1,058,512	$1,195,583
12/31/17	$1,226,053	$1,060,879	$1,198,201
1/31/18	$1,238,716	$1,053,305	$1,191,995
2/28/18	$1,226,921	$1,050,930	$1,191,613
3/31/18	$1,219,510	$1,059,644	$1,188,097
4/30/18	$1,221,740	$1,055,701	$1,185,531
5/31/18	$1,205,166	$1,059,645	$1,181,026
6/30/18	$1,205,822	$1,061,620	$1,184,026
7/31/18	$1,223,855	$1,061,911	$1,196,731
8/31/18	$1,226,260	$1,065,175	$1,203,025
9/30/18	$1,229,961	$1,061,100	$1,199,825
10/31/18	$1,210,438	$1,059,027	$1,184,396
11/30/18	$1,184,814	$1,064,208	$1,161,549
12/31/18	$1,172,851	$1,079,580	$1,150,885
1/31/19	$1,222,443	$1,091,015	$1,207,728
2/28/19	$1,242,279	$1,092,326	$1,227,474
3/31/19	$1,252,157	$1,111,890	$1,239,025
4/30/19	$1,283,618	$1,112,552	$1,259,544
5/31/19	$1,273,551	$1,128,561	$1,257,805
6/30/19	$1,309,083	$1,144,386	$1,284,810
7/31/19	$1,326,963	$1,153,391	$1,303,530
8/31/19	$1,339,734	$1,179,548	$1,312,798
9/30/19	$1,354,563	$1,174,082	$1,324,679
10/31/19	$1,377,895	$1,172,055	$1,340,217
11/30/19	$1,393,450	$1,170,680	$1,345,069
12/31/19	$1,409,982	$1,168,280	$1,363,106
1/31/20	$1,431,086	$1,189,363	$1,381,794
2/29/20	$1,406,025	$1,203,920	$1,350,387
3/31/20	$1,215,759	$1,185,183	$1,196,023
4/30/20	$1,292,488	$1,204,370	$1,287,747
5/31/20	$1,324,238	$1,207,783	$1,314,995
6/30/20	$1,346,626	$1,213,811	$1,321,045
7/31/20	$1,386,585	$1,227,075	$1,369,844
8/31/20	$1,421,217	$1,218,183	$1,398,692
9/30/20	$1,409,229	$1,222,633	$1,389,307
10/31/20	$1,414,557	$1,222,722	$1,397,602
11/30/20	$1,486,483	$1,229,699	$1,447,426
12/31/20	$1,503,789	$1,233,477	$1,469,166
1/31/21	$1,501,070	$1,226,861	$1,461,468
2/28/21	$1,509,228	$1,207,777	$1,454,862
3/31/21	$1,517,458	$1,203,018	$1,471,026
4/30/21	$1,543,526	$1,206,163	$1,490,384
5/31/21	$1,549,014	$1,208,855	$1,499,565
6/30/21	$1,563,395	$1,214,751	$1,518,669
7/31/21	$1,570,307	$1,229,849	$1,524,911
8/31/21	$1,578,601	$1,227,385	$1,528,769
9/30/21	$1,579,605	$1,215,797	$1,527,210
10/31/21	$1,571,255	$1,212,617	$1,525,668
11/30/21	$1,550,379	$1,221,267	$1,505,330
12/31/21	$1,570,814	$1,216,314	$1,528,964
1/31/22	$1,539,197	$1,197,204	$1,493,309
2/28/22	$1,497,519	$1,181,280	$1,444,179
3/31/22	$1,477,314	$1,155,816	$1,433,839
4/30/22	$1,428,022	$1,124,751	$1,377,302
5/31/22	$1,414,974	$1,123,204	$1,380,938
6/30/22	$1,329,840	$1,106,158	$1,317,553
7/31/22	$1,403,150	$1,134,333	$1,387,014
8/31/22	$1,369,427	$1,104,720	$1,352,561
9/30/22	$1,291,706	$1,069,256	$1,293,616
10/31/22	$1,306,553	$1,065,596	$1,285,596
11/30/22	$1,351,095	$1,092,751	$1,335,400
12/31/22	$1,367,100	$1,079,854	$1,327,294
1/31/23	$1,448,067	$1,104,726	$1,427,239
2/28/23	$1,427,825	$1,087,106	$1,403,505
3/31/23	$1,295,981	$1,111,211	$1,311,280
4/30/23	$1,313,324	$1,116,932	$1,331,002
5/31/23	$1,311,748	$1,112,535	$1,323,189
6/30/23	$1,320,692	$1,111,871	$1,339,424
7/31/23	$1,354,188	$1,112,231	$1,369,199
8/31/23	$1,344,617	$1,110,834	$1,360,094
9/30/23	$1,339,656	$1,091,677	$1,348,928
10/31/23	$1,318,648	$1,083,926	$1,319,063
11/30/23	$1,386,520	$1,121,195	$1,396,545
12/31/23	$1,440,324	$1,157,026	$1,443,231
1/31/24	$1,459,964	$1,154,759	$1,476,035
2/29/24	$1,468,148	$1,146,835	$1,486,088
3/31/24	$1,495,494	$1,157,177	$1,505,407
4/30/24	$1,478,915	$1,138,545	$1,482,268
5/31/24	$1,508,758	$1,148,620	$1,511,262
6/30/24	$1,520,229	$1,158,586	$1,519,407
7/31/24	$1,543,746	$1,180,969	$1,537,580
8/31/24	$1,567,263	$1,193,904	$1,572,452
9/30/24	$1,595,818	$1,207,758	$1,605,615
10/31/24	$1,587,311	$1,191,414	$1,597,908
11/30/24	$1,597,519	$1,205,566	$1,607,208
12/31/24	$1,593,984	$1,196,314	$1,595,459
1/31/25	$1,606,060	$1,200,949	$1,609,419
2/28/25	$1,626,761	$1,215,410	$1,626,480
3/31/25	$1,617,822	$1,210,339	$1,608,230

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/13/15
I-3	8.18%	5.88%	4.95%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.93%
Supplemental IndexFootnote Reference1	6.83%	6.10%	4.88%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$768,695
# of Portfolio Holdings	266
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$3,858
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	58.8%
Preferred Securities	37.1%
Sovereign Issues	0.3%
Short-Term Instruments	0.9%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFNNX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report |

March 31, 2025

PIMS2192TSRAR_033125

Institutional Class: PFINX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$106	1.02%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within U.S. preferreds, particularly overweight exposure to a large investment bank, contributed to performance, as net interest income remained strong.

  Security selection within U.S. insurance capital, particularly underweight exposure to a leading annuities provider, contributed to performance, as limited diversification dampened performance.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to an automobile manufacturer, contributed to performance, as it faced inventory and pricing pressures.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a telecommunications services provider, detracted from performance, as bandwidth demand and growth remained strong.

  U.K. duration positioning detracted from performance, as the curve steepened.

  Underweight exposure to U.S. duration detracted from performance, as rates fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
4/13/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$997,000	$993,031	$997,409
5/31/15	$997,000	$988,915	$998,395
6/30/15	$987,000	$976,691	$988,342
7/31/15	$998,000	$986,365	$1,001,270
8/31/15	$991,000	$983,698	$996,903
9/30/15	$979,291	$989,533	$990,364
10/31/15	$1,002,440	$992,742	$1,012,290
11/30/15	$1,006,466	$993,199	$1,017,514
12/31/15	$1,005,120	$990,511	$1,018,277
1/31/16	$989,767	$1,005,001	$1,008,888
2/29/16	$951,896	$1,014,661	$986,693
3/31/16	$981,838	$1,023,014	$1,014,725
4/30/16	$1,001,600	$1,024,751	$1,028,028
5/31/16	$1,013,040	$1,029,083	$1,042,390
6/30/16	$1,009,665	$1,048,672	$1,043,620
7/31/16	$1,045,498	$1,054,938	$1,069,919
8/31/16	$1,069,739	$1,054,400	$1,083,646
9/30/16	$1,065,413	$1,054,274	$1,077,350
10/31/16	$1,080,404	$1,044,052	$1,083,491
11/30/16	$1,065,413	$1,026,808	$1,056,155
12/31/16	$1,086,784	$1,029,622	$1,068,998
1/31/17	$1,105,315	$1,025,872	$1,091,275
2/28/17	$1,123,845	$1,034,653	$1,112,588
3/31/17	$1,131,230	$1,034,176	$1,119,319
4/30/17	$1,150,047	$1,041,190	$1,138,482
5/31/17	$1,166,650	$1,047,267	$1,150,834
6/30/17	$1,172,582	$1,044,336	$1,161,019
7/31/17	$1,193,943	$1,047,769	$1,174,556
8/31/17	$1,199,564	$1,057,317	$1,177,739
9/30/17	$1,208,573	$1,052,436	$1,182,980
10/31/17	$1,228,010	$1,056,875	$1,195,236
11/30/17	$1,225,724	$1,058,512	$1,195,583
12/31/17	$1,231,046	$1,060,879	$1,198,201
1/31/18	$1,243,918	$1,053,305	$1,191,995
2/28/18	$1,232,216	$1,050,930	$1,191,613
3/31/18	$1,224,929	$1,059,644	$1,188,097
4/30/18	$1,227,305	$1,055,701	$1,185,531
5/31/18	$1,209,484	$1,059,645	$1,181,026
6/30/18	$1,210,848	$1,061,620	$1,184,026
7/31/18	$1,228,939	$1,061,911	$1,196,731
8/31/18	$1,231,351	$1,065,175	$1,203,025
9/30/18	$1,235,106	$1,061,100	$1,199,825
10/31/18	$1,216,745	$1,059,027	$1,184,396
11/30/18	$1,191,039	$1,064,208	$1,161,549
12/31/18	$1,179,703	$1,079,580	$1,150,885
1/31/19	$1,229,427	$1,091,015	$1,207,728
2/28/19	$1,249,317	$1,092,326	$1,227,474
3/31/19	$1,259,592	$1,111,890	$1,239,025
4/30/19	$1,291,145	$1,112,552	$1,259,544
5/31/19	$1,281,048	$1,128,561	$1,257,805
6/30/19	$1,316,950	$1,144,386	$1,284,810
7/31/19	$1,334,886	$1,153,391	$1,303,530
8/31/19	$1,347,696	$1,179,548	$1,312,798
9/30/19	$1,364,307	$1,174,082	$1,324,679
10/31/19	$1,386,416	$1,172,055	$1,340,217
11/30/19	$1,402,023	$1,170,680	$1,345,069
12/31/19	$1,420,566	$1,168,280	$1,363,106
1/31/20	$1,441,749	$1,189,363	$1,381,794
2/29/20	$1,415,271	$1,203,920	$1,350,387
3/31/20	$1,225,814	$1,185,183	$1,196,023
4/30/20	$1,302,843	$1,204,370	$1,287,747
5/31/20	$1,334,717	$1,207,783	$1,314,995
6/30/20	$1,357,413	$1,213,811	$1,321,045
7/31/20	$1,397,534	$1,227,075	$1,369,844
8/31/20	$1,432,305	$1,218,183	$1,398,692
9/30/20	$1,420,269	$1,222,633	$1,389,307
10/31/20	$1,426,956	$1,222,722	$1,397,602
11/30/20	$1,499,173	$1,229,699	$1,447,426
12/31/20	$1,516,415	$1,233,477	$1,469,166
1/31/21	$1,513,683	$1,226,861	$1,461,468
2/28/21	$1,523,246	$1,207,777	$1,454,862
3/31/21	$1,530,604	$1,203,018	$1,471,026
4/30/21	$1,556,803	$1,206,163	$1,490,384
5/31/21	$1,563,698	$1,208,855	$1,499,565
6/30/21	$1,578,598	$1,214,751	$1,518,669
7/31/21	$1,584,156	$1,229,849	$1,524,911
8/31/21	$1,593,884	$1,227,385	$1,528,769
9/30/21	$1,594,071	$1,215,797	$1,527,210
10/31/21	$1,587,073	$1,212,617	$1,525,668
11/30/21	$1,566,080	$1,221,267	$1,505,330
12/31/21	$1,586,189	$1,216,314	$1,528,964
1/31/22	$1,554,379	$1,197,204	$1,493,309
2/28/22	$1,513,893	$1,181,280	$1,444,179
3/31/22	$1,493,917	$1,155,816	$1,433,839
4/30/22	$1,442,855	$1,124,751	$1,377,302
5/31/22	$1,429,725	$1,123,204	$1,380,938
6/30/22	$1,344,484	$1,106,158	$1,317,553
7/31/22	$1,418,276	$1,134,333	$1,387,014
8/31/22	$1,384,332	$1,104,720	$1,352,561
9/30/22	$1,306,422	$1,069,256	$1,293,616
10/31/22	$1,321,370	$1,065,596	$1,285,596
11/30/22	$1,367,707	$1,092,751	$1,335,400
12/31/22	$1,382,862	$1,079,854	$1,327,294
1/31/23	$1,465,959	$1,104,726	$1,427,239
2/28/23	$1,444,009	$1,087,106	$1,403,505
3/31/23	$1,311,311	$1,111,211	$1,311,280
4/30/23	$1,330,362	$1,116,932	$1,331,002
5/31/23	$1,328,774	$1,112,535	$1,323,189
6/30/23	$1,336,737	$1,111,871	$1,339,424
7/31/23	$1,370,477	$1,112,231	$1,369,199
8/31/23	$1,362,444	$1,110,834	$1,360,094
9/30/23	$1,356,220	$1,091,677	$1,348,928
10/31/23	$1,336,682	$1,083,926	$1,319,063
11/30/23	$1,405,063	$1,121,195	$1,396,545
12/31/23	$1,459,685	$1,157,026	$1,443,231
1/31/24	$1,477,828	$1,154,759	$1,476,035
2/29/24	$1,487,724	$1,146,835	$1,486,088
3/31/24	$1,515,651	$1,157,177	$1,505,407
4/30/24	$1,498,941	$1,138,545	$1,482,268
5/31/24	$1,529,020	$1,148,620	$1,511,262
6/30/24	$1,540,956	$1,158,586	$1,519,407
7/31/24	$1,564,663	$1,180,969	$1,537,580
8/31/24	$1,590,063	$1,193,904	$1,572,452
9/30/24	$1,619,347	$1,207,758	$1,605,615
10/31/24	$1,610,770	$1,191,414	$1,597,908
11/30/24	$1,621,062	$1,205,566	$1,607,208
12/31/24	$1,617,954	$1,196,314	$1,595,459
1/31/25	$1,630,132	$1,200,949	$1,609,419
2/28/25	$1,651,009	$1,215,410	$1,626,480
3/31/25	$1,640,720	$1,210,339	$1,608,230

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/13/15
Institutional Class	8.25%	6.00%	5.09%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.93%
Supplemental IndexFootnote Reference1	6.83%	6.10%	4.88%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$768,695
# of Portfolio Holdings	266
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$3,858
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	58.8%
Preferred Securities	37.1%
Sovereign Issues	0.3%
Short-Term Instruments	0.9%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFINX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report |

March 31, 2025

PIMS2139TSRAR_033125

I-2: PFPNX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$117	1.12%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within U.S. preferreds, particularly overweight exposure to a large investment bank, contributed to performance, as net interest income remained strong.

  Security selection within U.S. insurance capital, particularly underweight exposure to a leading annuities provider, contributed to performance, as limited diversification dampened performance.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to an automobile manufacturer, contributed to performance, as it faced inventory and pricing pressures.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a telecommunications services provider, detracted from performance, as bandwidth demand and growth remained strong.

  U.K. duration positioning detracted from performance, as the curve steepened.

  Underweight exposure to U.S. duration detracted from performance, as rates fell.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
4/13/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$997,000	$993,031	$997,409
5/31/15	$998,000	$988,915	$998,395
6/30/15	$987,000	$976,691	$988,342
7/31/15	$998,000	$986,365	$1,001,270
8/31/15	$991,000	$983,698	$996,903
9/30/15	$978,406	$989,533	$990,364
10/31/15	$1,002,564	$992,742	$1,012,290
11/30/15	$1,005,584	$993,199	$1,017,514
12/31/15	$1,004,880	$990,511	$1,018,277
1/31/16	$989,530	$1,005,001	$1,008,888
2/29/16	$951,668	$1,014,661	$986,693
3/31/16	$982,335	$1,023,014	$1,014,725
4/30/16	$1,001,046	$1,024,751	$1,028,028
5/31/16	$1,012,481	$1,029,083	$1,042,390
6/30/16	$1,008,939	$1,048,672	$1,043,620
7/31/16	$1,044,747	$1,054,938	$1,069,919
8/31/16	$1,068,970	$1,054,400	$1,083,646
9/30/16	$1,065,324	$1,054,274	$1,077,350
10/31/16	$1,079,229	$1,044,052	$1,083,491
11/30/16	$1,064,254	$1,026,808	$1,056,155
12/31/16	$1,085,328	$1,029,622	$1,068,998
1/31/17	$1,103,835	$1,025,872	$1,091,275
2/28/17	$1,122,341	$1,034,653	$1,112,588
3/31/17	$1,128,946	$1,034,176	$1,119,319
4/30/17	$1,148,849	$1,041,190	$1,138,482
5/31/17	$1,165,435	$1,047,267	$1,150,834
6/30/17	$1,171,245	$1,044,336	$1,161,019
7/31/17	$1,192,581	$1,047,769	$1,174,556
8/31/17	$1,198,196	$1,057,317	$1,177,739
9/30/17	$1,207,300	$1,052,436	$1,182,980
10/31/17	$1,225,575	$1,056,875	$1,195,236
11/30/17	$1,223,291	$1,058,512	$1,195,583
12/31/17	$1,228,489	$1,060,879	$1,198,201
1/31/18	$1,241,347	$1,053,305	$1,191,995
2/28/18	$1,230,827	$1,050,930	$1,191,613
3/31/18	$1,222,342	$1,059,644	$1,188,097
4/30/18	$1,224,716	$1,055,701	$1,185,531
5/31/18	$1,206,915	$1,059,645	$1,181,026
6/30/18	$1,208,384	$1,061,620	$1,184,026
7/31/18	$1,226,456	$1,061,911	$1,196,731
8/31/18	$1,228,866	$1,065,175	$1,203,025
9/30/18	$1,232,358	$1,061,100	$1,199,825
10/31/18	$1,212,796	$1,059,027	$1,184,396
11/30/18	$1,188,345	$1,064,208	$1,161,549
12/31/18	$1,176,613	$1,079,580	$1,150,885
1/31/19	$1,225,018	$1,091,015	$1,207,728
2/28/19	$1,246,118	$1,092,326	$1,227,474
3/31/19	$1,256,133	$1,111,890	$1,239,025
4/30/19	$1,286,371	$1,112,552	$1,259,544
5/31/19	$1,276,292	$1,128,561	$1,257,805
6/30/19	$1,311,972	$1,144,386	$1,284,810
7/31/19	$1,329,874	$1,153,391	$1,303,530
8/31/19	$1,342,662	$1,179,548	$1,312,798
9/30/19	$1,358,872	$1,174,082	$1,324,679
10/31/19	$1,380,936	$1,172,055	$1,340,217
11/30/19	$1,396,510	$1,170,680	$1,345,069
12/31/19	$1,414,554	$1,168,280	$1,363,106
1/31/20	$1,435,687	$1,189,363	$1,381,794
2/29/20	$1,409,271	$1,203,920	$1,350,387
3/31/20	$1,220,122	$1,185,183	$1,196,023
4/30/20	$1,296,960	$1,204,370	$1,287,747
5/31/20	$1,328,754	$1,207,783	$1,314,995
6/30/20	$1,351,142	$1,213,811	$1,321,045
7/31/20	$1,389,822	$1,227,075	$1,369,844
8/31/20	$1,424,501	$1,218,183	$1,398,692
9/30/20	$1,412,497	$1,222,633	$1,389,307
10/31/20	$1,419,166	$1,222,722	$1,397,602
11/30/20	$1,491,191	$1,229,699	$1,447,426
12/31/20	$1,508,928	$1,233,477	$1,469,166
1/31/21	$1,504,842	$1,226,861	$1,461,468
2/28/21	$1,514,375	$1,207,777	$1,454,862
3/31/21	$1,521,483	$1,203,018	$1,471,026
4/30/21	$1,548,971	$1,206,163	$1,490,384
5/31/21	$1,554,469	$1,208,855	$1,499,565
6/30/21	$1,569,079	$1,214,751	$1,518,669
7/31/21	$1,574,619	$1,229,849	$1,524,911
8/31/21	$1,584,313	$1,227,385	$1,528,769
9/30/21	$1,585,404	$1,215,797	$1,527,210
10/31/21	$1,577,037	$1,212,617	$1,525,668
11/30/21	$1,557,516	$1,221,267	$1,505,330
12/31/21	$1,577,211	$1,216,314	$1,528,964
1/31/22	$1,545,523	$1,197,204	$1,493,309
2/28/22	$1,503,752	$1,181,280	$1,444,179
3/31/22	$1,483,534	$1,155,816	$1,433,839
4/30/22	$1,432,679	$1,124,751	$1,377,302
5/31/22	$1,419,602	$1,123,204	$1,380,938
6/30/22	$1,335,956	$1,106,158	$1,317,553
7/31/22	$1,407,971	$1,134,333	$1,387,014
8/31/22	$1,375,638	$1,104,720	$1,352,561
9/30/22	$1,296,257	$1,069,256	$1,293,616
10/31/22	$1,312,628	$1,065,596	$1,285,596
11/30/22	$1,357,275	$1,092,751	$1,335,400
12/31/22	$1,373,152	$1,079,854	$1,327,294
1/31/23	$1,454,293	$1,104,726	$1,427,239
2/28/23	$1,434,008	$1,087,106	$1,403,505
3/31/23	$1,301,812	$1,111,211	$1,311,280
4/30/23	$1,319,190	$1,116,932	$1,331,002
5/31/23	$1,317,610	$1,112,535	$1,323,189
6/30/23	$1,326,759	$1,111,871	$1,339,424
7/31/23	$1,360,327	$1,112,231	$1,369,199
8/31/23	$1,350,736	$1,110,834	$1,360,094
9/30/23	$1,344,229	$1,091,677	$1,348,928
10/31/23	$1,324,795	$1,083,926	$1,319,063
11/30/23	$1,392,816	$1,121,195	$1,396,545
12/31/23	$1,448,343	$1,157,026	$1,443,231
1/31/24	$1,466,386	$1,154,759	$1,476,035
2/29/24	$1,474,587	$1,146,835	$1,486,088
3/31/24	$1,503,604	$1,157,177	$1,505,407
4/30/24	$1,485,328	$1,138,545	$1,482,268
5/31/24	$1,515,234	$1,148,620	$1,511,262
6/30/24	$1,528,391	$1,158,586	$1,519,407
7/31/24	$1,550,273	$1,180,969	$1,537,580
8/31/24	$1,575,522	$1,193,904	$1,572,452
9/30/24	$1,604,151	$1,207,758	$1,605,615
10/31/24	$1,595,627	$1,191,414	$1,597,908
11/30/24	$1,605,856	$1,205,566	$1,607,208
12/31/24	$1,602,513	$1,196,314	$1,595,459
1/31/25	$1,614,614	$1,200,949	$1,609,419
2/28/25	$1,635,358	$1,215,410	$1,626,480
3/31/25	$1,624,946	$1,210,339	$1,608,230

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/13/15
I-2	8.07%	5.90%	4.99%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.93%
Supplemental IndexFootnote Reference1	6.83%	6.10%	4.88%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$768,695
# of Portfolio Holdings	266
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$3,858
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	58.8%
Preferred Securities	37.1%
Sovereign Issues	0.3%
Short-Term Instruments	0.9%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PFPNX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report |

March 31, 2025

PIMS2138TSRAR_033125

Class A: PTTAX

PIMCO Total Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.87%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Long exposure to the Turkish lira contributed to relative performance, as local cash rates continue to be higher than in the U.S.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Modestly long exposure to duration in select Latin American countries, primarily Brazil and Mexico, detracted from relative performance, as yields rose.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
3/31/15	$9,625	$10,000
4/30/15	$9,566	$9,964
5/31/15	$9,527	$9,940
6/30/15	$9,439	$9,832
7/31/15	$9,551	$9,900
8/31/15	$9,469	$9,886
9/30/15	$9,422	$9,953
10/31/15	$9,490	$9,954
11/30/15	$9,476	$9,928
12/31/15	$9,457	$9,896
1/31/16	$9,550	$10,032
2/29/16	$9,483	$10,103
3/31/16	$9,617	$10,196
4/30/16	$9,656	$10,235
5/31/16	$9,679	$10,238
6/30/16	$9,807	$10,422
7/31/16	$9,910	$10,488
8/31/16	$9,885	$10,476
9/30/16	$9,919	$10,470
10/31/16	$9,861	$10,389
11/30/16	$9,606	$10,144
12/31/16	$9,665	$10,158
1/31/17	$9,731	$10,178
2/28/17	$9,818	$10,246
3/31/17	$9,813	$10,241
4/30/17	$9,892	$10,320
5/31/17	$9,971	$10,399
6/30/17	$9,981	$10,389
7/31/17	$10,036	$10,434
8/31/17	$10,151	$10,527
9/30/17	$10,120	$10,477
10/31/17	$10,098	$10,483
11/30/17	$10,066	$10,470
12/31/17	$10,123	$10,518
1/31/18	$10,020	$10,397
2/28/18	$9,957	$10,298
3/31/18	$9,986	$10,364
4/30/18	$9,894	$10,287
5/31/18	$9,933	$10,360
6/30/18	$9,933	$10,348
7/31/18	$9,953	$10,350
8/31/18	$9,995	$10,417
9/30/18	$9,933	$10,350
10/31/18	$9,903	$10,268
11/30/18	$9,949	$10,329
12/31/18	$10,062	$10,519
1/31/19	$10,180	$10,631
2/28/19	$10,184	$10,625
3/31/19	$10,333	$10,829
4/30/19	$10,350	$10,831
5/31/19	$10,544	$11,024
6/30/19	$10,655	$11,162
7/31/19	$10,651	$11,187
8/31/19	$10,945	$11,476
9/30/19	$10,897	$11,415
10/31/19	$10,932	$11,450
11/30/19	$10,885	$11,444
12/31/19	$10,855	$11,436
1/31/20	$11,121	$11,656
2/29/20	$11,280	$11,866
3/31/20	$11,084	$11,796
4/30/20	$11,284	$12,006
5/31/20	$11,389	$12,062
6/30/20	$11,505	$12,137
7/31/20	$11,673	$12,319
8/31/20	$11,659	$12,219
9/30/20	$11,666	$12,213
10/31/20	$11,612	$12,158
11/30/20	$11,747	$12,277
12/31/20	$11,779	$12,294
1/31/21	$11,717	$12,206
2/28/21	$11,556	$12,030
3/31/21	$11,406	$11,880
4/30/21	$11,513	$11,974
5/31/21	$11,551	$12,013
6/30/21	$11,634	$12,097
7/31/21	$11,753	$12,232
8/31/21	$11,733	$12,209
9/30/21	$11,659	$12,103
10/31/21	$11,621	$12,100
11/30/21	$11,651	$12,136
12/31/21	$11,640	$12,105
1/31/22	$11,409	$11,844
2/28/22	$11,301	$11,712
3/31/22	$10,910	$11,386
4/30/22	$10,474	$10,954
5/31/22	$10,527	$11,025
6/30/22	$10,306	$10,852
7/31/22	$10,532	$11,117
8/31/22	$10,246	$10,803
9/30/22	$9,801	$10,336
10/31/22	$9,639	$10,202
11/30/22	$9,999	$10,578
12/31/22	$9,966	$10,530
1/31/23	$10,305	$10,854
2/28/23	$10,051	$10,573
3/31/23	$10,248	$10,842
4/30/23	$10,316	$10,908
5/31/23	$10,214	$10,789
6/30/23	$10,174	$10,750
7/31/23	$10,202	$10,743
8/31/23	$10,138	$10,674
9/30/23	$9,882	$10,403
10/31/23	$9,697	$10,239
11/30/23	$10,151	$10,702
12/31/23	$10,558	$11,112
1/31/24	$10,576	$11,082
2/29/24	$10,438	$10,925
3/31/24	$10,548	$11,026
4/30/24	$10,278	$10,747
5/31/24	$10,493	$10,930
6/30/24	$10,579	$11,033
7/31/24	$10,854	$11,291
8/31/24	$10,970	$11,453
9/30/24	$11,130	$11,606
10/31/24	$10,831	$11,319
11/30/24	$10,984	$11,438
12/31/24	$10,796	$11,251
1/31/25	$10,885	$11,311
2/28/25	$11,162	$11,560
3/31/25	$11,166	$11,564

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.86%	0.15%	1.50%
Class A (including sales charge)	1.89%	(0.62%)	1.11%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,188,923
# of Portfolio Holdings	7,667
Portfolio Turnover Rate	606%
Total Net Advisory Fees Paid During the Reporting Period	$121,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.3%
Corporate Bonds & Notes	24.5%
Non-Agency Mortgage-Backed Securities	20.3%
U.S. Treasury Obligations	14.9%
Asset-Backed Securities	9.0%
Sovereign Issues	6.5%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.7%
Preferred Securities	0.1%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(37.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTTAX

PIMCO Total Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS4005TSRAR_033125

Administrative Class: PTRAX

PIMCO Total Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$80	0.78%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Long exposure to the Turkish lira contributed to relative performance, as local cash rates continue to be higher than in the U.S.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Modestly long exposure to duration in select Latin American countries, primarily Brazil and Mexico, detracted from relative performance, as yields rose.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$993,970	$996,412
5/31/15	$989,992	$994,012
6/30/15	$980,986	$983,174
7/31/15	$992,711	$990,008
8/31/15	$984,344	$988,586
9/30/15	$979,521	$995,273
10/31/15	$986,758	$995,439
11/30/15	$985,365	$992,809
12/31/15	$983,584	$989,601
1/31/16	$993,306	$1,003,219
2/29/16	$986,518	$1,010,335
3/31/16	$1,000,595	$1,019,605
4/30/16	$1,004,752	$1,023,519
5/31/16	$1,007,252	$1,023,781
6/30/16	$1,020,696	$1,042,177
7/31/16	$1,031,484	$1,048,765
8/31/16	$1,029,024	$1,047,566
9/30/16	$1,032,641	$1,046,952
10/31/16	$1,026,750	$1,038,944
11/30/16	$1,000,296	$1,014,369
12/31/16	$1,006,642	$1,015,800
1/31/17	$1,013,563	$1,017,793
2/28/17	$1,022,720	$1,024,634
3/31/17	$1,022,393	$1,024,097
4/30/17	$1,030,742	$1,032,000
5/31/17	$1,039,039	$1,039,943
6/30/17	$1,040,186	$1,038,896
7/31/17	$1,046,069	$1,043,367
8/31/17	$1,058,209	$1,052,726
9/30/17	$1,055,124	$1,047,712
10/31/17	$1,052,877	$1,048,319
11/30/17	$1,049,657	$1,046,973
12/31/17	$1,055,619	$1,051,778
1/31/18	$1,045,003	$1,039,665
2/28/18	$1,038,462	$1,029,809
3/31/18	$1,041,530	$1,036,414
4/30/18	$1,032,061	$1,028,705
5/31/18	$1,036,204	$1,036,047
6/30/18	$1,036,325	$1,034,773
7/31/18	$1,038,423	$1,035,019
8/31/18	$1,042,931	$1,041,679
9/30/18	$1,036,532	$1,034,971
10/31/18	$1,033,502	$1,026,792
11/30/18	$1,038,365	$1,032,921
12/31/18	$1,050,236	$1,051,898
1/31/19	$1,062,583	$1,063,068
2/28/19	$1,063,120	$1,062,452
3/31/19	$1,078,761	$1,082,853
4/30/19	$1,080,584	$1,083,130
5/31/19	$1,100,903	$1,102,358
6/30/19	$1,112,592	$1,116,201
7/31/19	$1,112,264	$1,118,657
8/31/19	$1,143,073	$1,147,643
9/30/19	$1,138,110	$1,141,531
10/31/19	$1,141,872	$1,144,969
11/30/19	$1,137,054	$1,144,386
12/31/19	$1,134,026	$1,143,588
1/31/20	$1,161,888	$1,165,596
2/29/20	$1,178,573	$1,186,575
3/31/20	$1,158,170	$1,179,592
4/30/20	$1,179,173	$1,200,561
5/31/20	$1,190,232	$1,206,151
6/30/20	$1,202,385	$1,213,749
7/31/20	$1,220,118	$1,231,878
8/31/20	$1,218,688	$1,221,935
9/30/20	$1,219,541	$1,221,265
10/31/20	$1,213,985	$1,215,812
11/30/20	$1,228,169	$1,227,742
12/31/20	$1,231,630	$1,229,433
1/31/21	$1,225,264	$1,220,618
2/28/21	$1,208,481	$1,202,992
3/31/21	$1,192,839	$1,187,971
4/30/21	$1,204,208	$1,197,356
5/31/21	$1,208,236	$1,201,268
6/30/21	$1,217,030	$1,209,708
7/31/21	$1,229,491	$1,223,233
8/31/21	$1,227,566	$1,220,905
9/30/21	$1,219,930	$1,210,334
10/31/21	$1,216,039	$1,210,000
11/30/21	$1,219,192	$1,213,580
12/31/21	$1,218,195	$1,210,475
1/31/22	$1,194,074	$1,184,396
2/28/22	$1,182,906	$1,171,183
3/31/22	$1,142,075	$1,138,645
4/30/22	$1,096,513	$1,095,436
5/31/22	$1,102,071	$1,102,499
6/30/22	$1,079,061	$1,085,203
7/31/22	$1,102,789	$1,111,719
8/31/22	$1,072,885	$1,080,306
9/30/22	$1,026,398	$1,033,630
10/31/22	$1,009,543	$1,020,242
11/30/22	$1,047,327	$1,057,762
12/31/22	$1,043,891	$1,052,991
1/31/23	$1,079,550	$1,085,385
2/28/23	$1,052,986	$1,057,322
3/31/23	$1,073,666	$1,084,180
4/30/23	$1,080,932	$1,090,751
5/31/23	$1,070,326	$1,078,874
6/30/23	$1,066,229	$1,075,027
7/31/23	$1,069,294	$1,074,277
8/31/23	$1,062,665	$1,067,415
9/30/23	$1,035,866	$1,040,290
10/31/23	$1,016,502	$1,023,873
11/30/23	$1,064,177	$1,070,241
12/31/23	$1,106,975	$1,111,209
1/31/24	$1,108,919	$1,108,157
2/29/24	$1,094,542	$1,092,501
3/31/24	$1,106,120	$1,102,589
4/30/24	$1,077,915	$1,074,739
5/31/24	$1,100,608	$1,092,959
6/30/24	$1,109,661	$1,103,307
7/31/24	$1,138,588	$1,129,077
8/31/24	$1,150,828	$1,145,301
9/30/24	$1,167,736	$1,160,636
10/31/24	$1,136,462	$1,131,854
11/30/24	$1,152,556	$1,143,821
12/31/24	$1,132,993	$1,125,101
1/31/25	$1,142,336	$1,131,070
2/28/25	$1,171,577	$1,155,956
3/31/25	$1,172,015	$1,156,391

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.96%	0.24%	1.60%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,188,923
# of Portfolio Holdings	7,667
Portfolio Turnover Rate	606%
Total Net Advisory Fees Paid During the Reporting Period	$121,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.3%
Corporate Bonds & Notes	24.5%
Non-Agency Mortgage-Backed Securities	20.3%
U.S. Treasury Obligations	14.9%
Asset-Backed Securities	9.0%
Sovereign Issues	6.5%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.7%
Preferred Securities	0.1%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(37.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PTRAX

PIMCO Total Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS0435TSRAR_033125

Class C: PTTCX

PIMCO Total Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.62%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Long exposure to the Turkish lira contributed to relative performance, as local cash rates continue to be higher than in the U.S.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Modestly long exposure to duration in select Latin American countries, primarily Brazil and Mexico, detracted from relative performance, as yields rose.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index
3/31/15	$10,000	$10,000
4/30/15	$9,932	$9,964
5/31/15	$9,885	$9,940
6/30/15	$9,788	$9,832
7/31/15	$9,898	$9,900
8/31/15	$9,807	$9,886
9/30/15	$9,752	$9,953
10/31/15	$9,816	$9,954
11/30/15	$9,796	$9,928
12/31/15	$9,770	$9,896
1/31/16	$9,860	$10,032
2/29/16	$9,786	$10,103
3/31/16	$9,918	$10,196
4/30/16	$9,952	$10,235
5/31/16	$9,969	$10,238
6/30/16	$10,095	$10,422
7/31/16	$10,194	$10,488
8/31/16	$10,162	$10,476
9/30/16	$10,190	$10,470
10/31/16	$10,124	$10,389
11/30/16	$9,856	$10,144
12/31/16	$9,911	$10,158
1/31/17	$9,972	$10,178
2/28/17	$10,055	$10,246
3/31/17	$10,044	$10,241
4/30/17	$10,119	$10,320
5/31/17	$10,193	$10,399
6/30/17	$10,196	$10,389
7/31/17	$10,247	$10,434
8/31/17	$10,358	$10,527
9/30/17	$10,320	$10,477
10/31/17	$10,290	$10,483
11/30/17	$10,251	$10,470
12/31/17	$10,301	$10,518
1/31/18	$10,190	$10,397
2/28/18	$10,120	$10,298
3/31/18	$10,142	$10,364
4/30/18	$10,042	$10,287
5/31/18	$10,075	$10,360
6/30/18	$10,069	$10,348
7/31/18	$10,082	$10,350
8/31/18	$10,117	$10,417
9/30/18	$10,048	$10,350
10/31/18	$10,012	$10,268
11/30/18	$10,052	$10,329
12/31/18	$10,160	$10,519
1/31/19	$10,272	$10,631
2/28/19	$10,271	$10,625
3/31/19	$10,414	$10,829
4/30/19	$10,425	$10,831
5/31/19	$10,613	$11,024
6/30/19	$10,719	$11,162
7/31/19	$10,708	$11,187
8/31/19	$10,996	$11,476
9/30/19	$10,942	$11,415
10/31/19	$10,970	$11,450
11/30/19	$10,916	$11,444
12/31/19	$10,879	$11,436
1/31/20	$11,138	$11,656
2/29/20	$11,291	$11,866
3/31/20	$11,088	$11,796
4/30/20	$11,281	$12,006
5/31/20	$11,379	$12,062
6/30/20	$11,487	$12,137
7/31/20	$11,648	$12,319
8/31/20	$11,627	$12,219
9/30/20	$11,627	$12,213
10/31/20	$11,565	$12,158
11/30/20	$11,692	$12,277
12/31/20	$11,716	$12,294
1/31/21	$11,648	$12,206
2/28/21	$11,481	$12,030
3/31/21	$11,324	$11,880
4/30/21	$11,424	$11,974
5/31/21	$11,454	$12,013
6/30/21	$11,530	$12,097
7/31/21	$11,639	$12,232
8/31/21	$11,613	$12,209
9/30/21	$11,533	$12,103
10/31/21	$11,488	$12,100
11/30/21	$11,509	$12,136
12/31/21	$11,491	$12,105
1/31/22	$11,256	$11,844
2/28/22	$11,144	$11,712
3/31/22	$10,751	$11,386
4/30/22	$10,315	$10,954
5/31/22	$10,360	$11,025
6/30/22	$10,137	$10,852
7/31/22	$10,352	$11,117
8/31/22	$10,064	$10,803
9/30/22	$9,621	$10,336
10/31/22	$9,457	$10,202
11/30/22	$9,804	$10,578
12/31/22	$9,764	$10,530
1/31/23	$10,091	$10,854
2/28/23	$9,836	$10,573
3/31/23	$10,022	$10,842
4/30/23	$10,083	$10,908
5/31/23	$9,977	$10,789
6/30/23	$9,931	$10,750
7/31/23	$9,953	$10,743
8/31/23	$9,885	$10,674
9/30/23	$9,629	$10,403
10/31/23	$9,442	$10,239
11/30/23	$9,878	$10,702
12/31/23	$10,268	$11,112
1/31/24	$10,279	$11,082
2/29/24	$10,139	$10,925
3/31/24	$10,239	$11,026
4/30/24	$9,971	$10,747
5/31/24	$10,173	$10,930
6/30/24	$10,250	$11,033
7/31/24	$10,510	$11,291
8/31/24	$10,615	$11,453
9/30/24	$10,764	$11,606
10/31/24	$10,468	$11,319
11/30/24	$10,609	$11,438
12/31/24	$10,421	$11,251
1/31/25	$10,500	$11,311
2/28/25	$10,762	$11,560
3/31/25	$10,758	$11,564

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.07%	(0.60%)	0.73%
Class C (including sales charge)	4.07%	(0.60%)	0.73%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,188,923
# of Portfolio Holdings	7,667
Portfolio Turnover Rate	606%
Total Net Advisory Fees Paid During the Reporting Period	$121,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.3%
Corporate Bonds & Notes	24.5%
Non-Agency Mortgage-Backed Securities	20.3%
U.S. Treasury Obligations	14.9%
Asset-Backed Securities	9.0%
Sovereign Issues	6.5%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.7%
Preferred Securities	0.1%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(37.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PTTCX

PIMCO Total Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS4205TSRAR_033125

I-3: PTTNX

PIMCO Total Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$70	0.68%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Long exposure to the Turkish lira contributed to relative performance, as local cash rates continue to be higher than in the U.S.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Modestly long exposure to duration in select Latin American countries, primarily Brazil and Mexico, detracted from relative performance, as yields rose.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-3	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$994,053	$996,412
5/31/15	$990,182	$994,012
6/30/15	$981,256	$983,174
7/31/15	$993,082	$990,008
8/31/15	$984,778	$988,586
9/30/15	$980,034	$995,273
10/31/15	$987,365	$995,439
11/30/15	$986,045	$992,809
12/31/15	$984,366	$989,601
1/31/16	$994,159	$1,003,219
2/29/16	$987,443	$1,010,335
3/31/16	$1,001,617	$1,019,605
4/30/16	$1,005,869	$1,023,519
5/31/16	$1,008,451	$1,023,781
6/30/16	$1,021,995	$1,042,177
7/31/16	$1,032,885	$1,048,765
8/31/16	$1,030,510	$1,047,566
9/30/16	$1,034,232	$1,046,952
10/31/16	$1,028,407	$1,038,944
11/30/16	$1,001,994	$1,014,369
12/31/16	$1,008,451	$1,015,800
1/31/17	$1,015,458	$1,017,793
2/28/17	$1,024,710	$1,024,634
3/31/17	$1,024,484	$1,024,097
4/30/17	$1,032,921	$1,032,000
5/31/17	$1,041,324	$1,039,943
6/30/17	$1,042,574	$1,038,896
7/31/17	$1,048,545	$1,043,367
8/31/17	$1,060,803	$1,052,726
9/30/17	$1,057,805	$1,047,712
10/31/17	$1,055,635	$1,048,319
11/30/17	$1,052,494	$1,046,973
12/31/17	$1,058,569	$1,051,778
1/31/18	$1,048,007	$1,039,665
2/28/18	$1,041,526	$1,029,809
3/31/18	$1,044,700	$1,036,414
4/30/18	$1,035,290	$1,028,705
5/31/18	$1,039,583	$1,036,047
6/30/18	$1,039,796	$1,034,773
7/31/18	$1,041,999	$1,035,019
8/31/18	$1,046,621	$1,041,679
9/30/18	$1,040,277	$1,034,971
10/31/18	$1,037,324	$1,026,792
11/30/18	$1,042,296	$1,032,921
12/31/18	$1,054,301	$1,051,898
1/31/19	$1,066,784	$1,063,068
2/28/19	$1,067,405	$1,062,452
3/31/19	$1,083,201	$1,082,853
4/30/19	$1,085,120	$1,083,130
5/31/19	$1,105,621	$1,102,358
6/30/19	$1,117,445	$1,116,201
7/31/19	$1,117,212	$1,118,657
8/31/19	$1,148,260	$1,147,643
9/30/19	$1,143,362	$1,141,531
10/31/19	$1,147,238	$1,144,969
11/30/19	$1,142,495	$1,144,386
12/31/19	$1,139,550	$1,143,588
1/31/20	$1,167,649	$1,165,596
2/29/20	$1,184,507	$1,186,575
3/31/20	$1,164,097	$1,179,592
4/30/20	$1,185,305	$1,200,561
5/31/20	$1,196,523	$1,206,151
6/30/20	$1,208,839	$1,213,749
7/31/20	$1,226,778	$1,231,878
8/31/20	$1,225,437	$1,221,935
9/30/20	$1,226,383	$1,221,265
10/31/20	$1,220,906	$1,215,812
11/30/20	$1,235,269	$1,227,742
12/31/20	$1,238,865	$1,229,433
1/31/21	$1,232,557	$1,220,618
2/28/21	$1,215,768	$1,202,992
3/31/21	$1,200,131	$1,187,971
4/30/21	$1,211,676	$1,197,356
5/31/21	$1,215,825	$1,201,268
6/30/21	$1,224,774	$1,209,708
7/31/21	$1,237,422	$1,223,233
8/31/21	$1,235,586	$1,220,905
9/30/21	$1,228,001	$1,210,334
10/31/21	$1,224,189	$1,210,000
11/30/21	$1,227,463	$1,213,580
12/31/21	$1,226,570	$1,210,475
1/31/22	$1,202,379	$1,184,396
2/28/22	$1,191,224	$1,171,183
3/31/22	$1,150,204	$1,138,645
4/30/22	$1,104,413	$1,095,436
5/31/22	$1,110,105	$1,102,499
6/30/22	$1,087,020	$1,085,203
7/31/22	$1,111,017	$1,111,719
8/31/22	$1,080,984	$1,080,306
9/30/22	$1,034,239	$1,033,630
10/31/22	$1,017,336	$1,020,242
11/30/22	$1,055,497	$1,057,762
12/31/22	$1,052,133	$1,052,991
1/31/23	$1,088,160	$1,085,385
2/28/23	$1,061,468	$1,057,322
3/31/23	$1,082,412	$1,084,180
4/30/23	$1,089,769	$1,090,751
5/31/23	$1,079,167	$1,078,874
6/30/23	$1,075,132	$1,075,027
7/31/23	$1,078,310	$1,074,277
8/31/23	$1,071,716	$1,067,415
9/30/23	$1,044,779	$1,040,290
10/31/23	$1,025,333	$1,023,873
11/30/23	$1,073,509	$1,070,241
12/31/23	$1,116,780	$1,111,209
1/31/24	$1,118,832	$1,108,157
2/29/24	$1,104,413	$1,092,501
3/31/24	$1,116,190	$1,102,589
4/30/24	$1,087,819	$1,074,739
5/31/24	$1,110,821	$1,092,959
6/30/24	$1,120,046	$1,103,307
7/31/24	$1,149,340	$1,129,077
8/31/24	$1,161,801	$1,145,301
9/30/24	$1,178,961	$1,160,636
10/31/24	$1,147,486	$1,131,854
11/30/24	$1,163,833	$1,143,821
12/31/24	$1,144,176	$1,125,101
1/31/25	$1,153,712	$1,131,070
2/28/25	$1,183,334	$1,155,956
3/31/25	$1,183,870	$1,156,391

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-3	6.06%	0.34%	1.70%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,188,923
# of Portfolio Holdings	7,667
Portfolio Turnover Rate	606%
Total Net Advisory Fees Paid During the Reporting Period	$121,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.3%
Corporate Bonds & Notes	24.5%
Non-Agency Mortgage-Backed Securities	20.3%
U.S. Treasury Obligations	14.9%
Asset-Backed Securities	9.0%
Sovereign Issues	6.5%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.7%
Preferred Securities	0.1%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(37.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PTTNX

PIMCO Total Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS2204TSRAR_033125

Institutional Class: PTTRX

PIMCO Total Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	0.53%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Long exposure to the Turkish lira contributed to relative performance, as local cash rates continue to be higher than in the U.S.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Modestly long exposure to duration in select Latin American countries, primarily Brazil and Mexico, detracted from relative performance, as yields rose.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$994,176	$996,412
5/31/15	$990,431	$994,012
6/30/15	$981,623	$983,174
7/31/15	$993,579	$990,008
8/31/15	$985,397	$988,586
9/30/15	$980,771	$995,273
10/31/15	$988,233	$995,439
11/30/15	$987,033	$992,809
12/31/15	$985,478	$989,601
1/31/16	$995,407	$1,003,219
2/29/16	$988,800	$1,010,335
3/31/16	$1,003,120	$1,019,605
4/30/16	$1,007,501	$1,023,519
5/31/16	$1,010,216	$1,023,781
6/30/16	$1,023,908	$1,042,177
7/31/16	$1,034,950	$1,048,765
8/31/16	$1,032,701	$1,047,566
9/30/16	$1,036,557	$1,046,952
10/31/16	$1,030,850	$1,038,944
11/30/16	$1,004,499	$1,014,369
12/31/16	$1,011,099	$1,015,800
1/31/17	$1,018,254	$1,017,793
2/28/17	$1,027,649	$1,024,634
3/31/17	$1,027,552	$1,024,097
4/30/17	$1,036,143	$1,032,000
5/31/17	$1,044,703	$1,039,943
6/30/17	$1,046,086	$1,038,896
7/31/17	$1,052,210	$1,043,367
8/31/17	$1,064,647	$1,052,726
9/30/17	$1,061,769	$1,047,712
10/31/17	$1,059,726	$1,048,319
11/30/17	$1,056,703	$1,046,973
12/31/17	$1,062,937	$1,051,778
1/31/18	$1,052,466	$1,039,665
2/28/18	$1,046,078	$1,029,809
3/31/18	$1,049,398	$1,036,414
4/30/18	$1,040,065	$1,028,705
5/31/18	$1,044,461	$1,036,047
6/30/18	$1,044,805	$1,034,773
7/31/18	$1,047,136	$1,035,019
8/31/18	$1,051,926	$1,041,679
9/30/18	$1,045,665	$1,034,971
10/31/18	$1,042,830	$1,026,792
11/30/18	$1,047,966	$1,032,921
12/31/18	$1,060,165	$1,051,898
1/31/19	$1,072,848	$1,063,068
2/28/19	$1,073,596	$1,062,452
3/31/19	$1,089,621	$1,082,853
4/30/19	$1,091,685	$1,083,130
5/31/19	$1,112,452	$1,102,358
6/30/19	$1,124,477	$1,116,201
7/31/19	$1,124,385	$1,118,657
8/31/19	$1,155,787	$1,147,643
9/30/19	$1,150,988	$1,141,531
10/31/19	$1,155,036	$1,144,969
11/30/19	$1,150,406	$1,144,386
12/31/19	$1,147,586	$1,143,588
1/31/20	$1,176,035	$1,165,596
2/29/20	$1,193,148	$1,186,575
3/31/20	$1,172,732	$1,179,592
4/30/20	$1,194,243	$1,200,561
5/31/20	$1,205,697	$1,206,151
6/30/20	$1,218,256	$1,213,749
7/31/20	$1,236,501	$1,231,878
8/31/20	$1,235,297	$1,221,935
9/30/20	$1,236,416	$1,221,265
10/31/20	$1,231,054	$1,215,812
11/30/20	$1,245,683	$1,227,742
12/31/20	$1,249,483	$1,229,433
1/31/21	$1,243,263	$1,220,618
2/28/21	$1,226,470	$1,202,992
3/31/21	$1,210,853	$1,187,971
4/30/21	$1,222,661	$1,197,356
5/31/21	$1,226,994	$1,201,268
6/30/21	$1,236,176	$1,209,708
7/31/21	$1,249,106	$1,223,233
8/31/21	$1,247,406	$1,220,905
9/30/21	$1,239,903	$1,210,334
10/31/21	$1,236,212	$1,210,000
11/30/21	$1,239,670	$1,213,580
12/31/21	$1,238,936	$1,210,475
1/31/22	$1,214,647	$1,184,396
2/28/22	$1,203,517	$1,171,183
3/31/22	$1,162,224	$1,138,645
4/30/22	$1,116,099	$1,095,436
5/31/22	$1,121,987	$1,102,499
6/30/22	$1,098,786	$1,085,203
7/31/22	$1,123,183	$1,111,719
8/31/22	$1,092,963	$1,080,306
9/30/22	$1,045,841	$1,033,630
10/31/22	$1,028,872	$1,020,242
11/30/22	$1,067,595	$1,057,762
12/31/22	$1,064,335	$1,052,991
1/31/23	$1,100,910	$1,085,385
2/28/23	$1,074,029	$1,057,322
3/31/23	$1,095,367	$1,084,180
4/30/23	$1,102,938	$1,090,751
5/31/23	$1,092,347	$1,078,874
6/30/23	$1,088,405	$1,075,027
7/31/23	$1,091,751	$1,074,277
8/31/23	$1,085,211	$1,067,415
9/30/23	$1,058,070	$1,040,290
10/31/23	$1,038,502	$1,023,873
11/30/23	$1,087,429	$1,070,241
12/31/23	$1,131,407	$1,111,209
1/31/24	$1,133,624	$1,108,157
2/29/24	$1,119,148	$1,092,501
3/31/24	$1,131,225	$1,102,589
4/30/24	$1,102,608	$1,074,739
5/31/24	$1,126,074	$1,092,959
6/30/24	$1,135,555	$1,103,307
7/31/24	$1,165,400	$1,129,077
8/31/24	$1,178,194	$1,145,301
9/30/24	$1,195,733	$1,160,636
10/31/24	$1,163,960	$1,131,854
11/30/24	$1,180,690	$1,143,821
12/31/24	$1,160,898	$1,125,101
1/31/25	$1,170,726	$1,131,070
2/28/25	$1,200,920	$1,155,956
3/31/25	$1,201,606	$1,156,391

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.22%	0.49%	1.85%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,188,923
# of Portfolio Holdings	7,667
Portfolio Turnover Rate	606%
Total Net Advisory Fees Paid During the Reporting Period	$121,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.3%
Corporate Bonds & Notes	24.5%
Non-Agency Mortgage-Backed Securities	20.3%
U.S. Treasury Obligations	14.9%
Asset-Backed Securities	9.0%
Sovereign Issues	6.5%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.7%
Preferred Securities	0.1%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(37.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTTRX

PIMCO Total Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS0035TSRAR_033125

I-2: PTTPX

PIMCO Total Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$65	0.63%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Long exposure to the Turkish lira contributed to relative performance, as local cash rates continue to be higher than in the U.S.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Modestly long exposure to duration in select Latin American countries, primarily Brazil and Mexico, detracted from relative performance, as yields rose.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$994,094	$996,412
5/31/15	$990,264	$994,012
6/30/15	$981,377	$983,174
7/31/15	$993,241	$990,008
8/31/15	$984,984	$988,586
9/30/15	$980,280	$995,273
10/31/15	$987,651	$995,439
11/30/15	$986,374	$992,809
12/31/15	$984,729	$989,601
1/31/16	$994,576	$1,003,219
2/29/16	$987,897	$1,010,335
3/31/16	$1,002,120	$1,019,605
4/30/16	$1,006,412	$1,023,519
5/31/16	$1,009,040	$1,023,781
6/30/16	$1,022,633	$1,042,177
7/31/16	$1,033,573	$1,048,765
8/31/16	$1,031,239	$1,047,566
9/30/16	$1,035,000	$1,046,952
10/31/16	$1,029,219	$1,038,944
11/30/16	$1,002,827	$1,014,369
12/31/16	$1,009,326	$1,015,800
1/31/17	$1,016,387	$1,017,793
2/28/17	$1,025,687	$1,024,634
3/31/17	$1,025,499	$1,024,097
4/30/17	$1,033,992	$1,032,000
5/31/17	$1,042,447	$1,039,943
6/30/17	$1,043,736	$1,038,896
7/31/17	$1,049,763	$1,043,367
8/31/17	$1,062,081	$1,052,726
9/30/17	$1,059,120	$1,047,712
10/31/17	$1,056,995	$1,048,319
11/30/17	$1,053,894	$1,046,973
12/31/17	$1,060,018	$1,051,778
1/31/18	$1,049,489	$1,039,665
2/28/18	$1,043,040	$1,029,809
3/31/18	$1,046,259	$1,036,414
4/30/18	$1,036,871	$1,028,705
5/31/18	$1,041,166	$1,036,047
6/30/18	$1,041,420	$1,034,773
7/31/18	$1,043,658	$1,035,019
8/31/18	$1,048,335	$1,041,679
9/30/18	$1,042,019	$1,034,971
10/31/18	$1,039,105	$1,026,792
11/30/18	$1,044,131	$1,032,921
12/31/18	$1,056,201	$1,051,898
1/31/19	$1,068,749	$1,063,068
2/28/19	$1,069,412	$1,062,452
3/31/19	$1,085,283	$1,082,853
4/30/19	$1,087,251	$1,083,130
5/31/19	$1,107,839	$1,102,358
6/30/19	$1,119,729	$1,116,201
7/31/19	$1,119,542	$1,118,657
8/31/19	$1,150,707	$1,147,643
9/30/19	$1,145,842	$1,141,531
10/31/19	$1,149,775	$1,144,969
11/30/19	$1,145,069	$1,144,386
12/31/19	$1,142,166	$1,143,588
1/31/20	$1,170,380	$1,165,596
2/29/20	$1,187,321	$1,186,575
3/31/20	$1,166,910	$1,179,592
4/30/20	$1,188,218	$1,200,561
5/31/20	$1,199,514	$1,206,151
6/30/20	$1,211,910	$1,213,749
7/31/20	$1,229,949	$1,231,878
8/31/20	$1,228,654	$1,221,935
9/30/20	$1,229,667	$1,221,265
10/31/20	$1,224,227	$1,215,812
11/30/20	$1,238,677	$1,227,742
12/31/20	$1,242,340	$1,229,433
1/31/21	$1,236,061	$1,220,618
2/28/21	$1,219,272	$1,202,992
3/31/21	$1,203,643	$1,187,971
4/30/21	$1,215,275	$1,197,356
5/31/21	$1,219,486	$1,201,268
6/30/21	$1,228,512	$1,209,708
7/31/21	$1,241,253	$1,223,233
8/31/21	$1,239,462	$1,220,905
9/30/21	$1,231,904	$1,210,334
10/31/21	$1,228,131	$1,210,000
11/30/21	$1,231,466	$1,213,580
12/31/21	$1,230,626	$1,210,475
1/31/22	$1,206,403	$1,184,396
2/28/22	$1,195,257	$1,171,183
3/31/22	$1,154,148	$1,138,645
4/30/22	$1,108,248	$1,095,436
5/31/22	$1,114,004	$1,102,499
6/30/22	$1,090,879	$1,085,203
7/31/22	$1,115,006	$1,111,719
8/31/22	$1,084,913	$1,080,306
9/30/22	$1,038,045	$1,033,630
10/31/22	$1,021,120	$1,020,242
11/30/22	$1,059,465	$1,057,762
12/31/22	$1,056,133	$1,052,991
1/31/23	$1,092,341	$1,085,385
2/28/23	$1,065,586	$1,057,322
3/31/23	$1,086,661	$1,084,180
4/30/23	$1,094,088	$1,090,751
5/31/23	$1,083,491	$1,078,874
6/30/23	$1,079,487	$1,075,027
7/31/23	$1,082,719	$1,074,277
8/31/23	$1,076,144	$1,067,415
9/30/23	$1,049,140	$1,040,290
10/31/23	$1,029,652	$1,023,873
11/30/23	$1,078,075	$1,070,241
12/31/23	$1,121,579	$1,111,209
1/31/24	$1,123,685	$1,108,157
2/29/24	$1,109,249	$1,092,501
3/31/24	$1,121,124	$1,102,589
4/30/24	$1,092,673	$1,074,739
5/31/24	$1,115,827	$1,092,959
6/30/24	$1,125,135	$1,103,307
7/31/24	$1,154,611	$1,129,077
8/31/24	$1,167,181	$1,145,301
9/30/24	$1,184,466	$1,160,636
10/31/24	$1,152,893	$1,131,854
11/30/24	$1,169,366	$1,143,821
12/31/24	$1,149,666	$1,125,101
1/31/25	$1,159,298	$1,131,070
2/28/25	$1,189,108	$1,155,956
3/31/25	$1,189,694	$1,156,391

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	6.12%	0.39%	1.75%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,188,923
# of Portfolio Holdings	7,667
Portfolio Turnover Rate	606%
Total Net Advisory Fees Paid During the Reporting Period	$121,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.3%
Corporate Bonds & Notes	24.5%
Non-Agency Mortgage-Backed Securities	20.3%
U.S. Treasury Obligations	14.9%
Asset-Backed Securities	9.0%
Sovereign Issues	6.5%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.7%
Preferred Securities	0.1%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(37.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PTTPX

PIMCO Total Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS1902TSRAR_033125

Class R: PTRRX

PIMCO Total Return Fund

Annual Shareholder Report | March 31, 2025

Fund Performance

This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$115	1.12%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Long exposure to the Turkish lira contributed to relative performance, as local cash rates continue to be higher than in the U.S.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Modestly long exposure to duration in select Latin American countries, primarily Brazil and Mexico, detracted from relative performance, as yields rose.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2025 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Index
3/31/15	$10,000	$10,000
4/30/15	$9,936	$9,964
5/31/15	$9,894	$9,940
6/30/15	$9,801	$9,832
7/31/15	$9,914	$9,900
8/31/15	$9,828	$9,886
9/30/15	$9,776	$9,953
10/31/15	$9,845	$9,954
11/30/15	$9,828	$9,928
12/31/15	$9,807	$9,896
1/31/16	$9,901	$10,032
2/29/16	$9,830	$10,103
3/31/16	$9,967	$10,196
4/30/16	$10,005	$10,235
5/31/16	$10,027	$10,238
6/30/16	$10,158	$10,422
7/31/16	$10,262	$10,488
8/31/16	$10,234	$10,476
9/30/16	$10,266	$10,470
10/31/16	$10,205	$10,389
11/30/16	$9,938	$10,144
12/31/16	$9,998	$10,158
1/31/17	$10,064	$10,178
2/28/17	$10,152	$10,246
3/31/17	$10,145	$10,241
4/30/17	$10,225	$10,320
5/31/17	$10,303	$10,399
6/30/17	$10,311	$10,389
7/31/17	$10,366	$10,434
8/31/17	$10,483	$10,527
9/30/17	$10,449	$10,477
10/31/17	$10,424	$10,483
11/30/17	$10,388	$10,470
12/31/17	$10,444	$10,518
1/31/18	$10,335	$10,397
2/28/18	$10,268	$10,298
3/31/18	$10,295	$10,364
4/30/18	$10,198	$10,287
5/31/18	$10,235	$10,360
6/30/18	$10,233	$10,348
7/31/18	$10,251	$10,350
8/31/18	$10,291	$10,417
9/30/18	$10,225	$10,350
10/31/18	$10,192	$10,268
11/30/18	$10,237	$10,329
12/31/18	$10,352	$10,519
1/31/19	$10,470	$10,631
2/28/19	$10,473	$10,625
3/31/19	$10,624	$10,829
4/30/19	$10,639	$10,831
5/31/19	$10,836	$11,024
6/30/19	$10,948	$11,162
7/31/19	$10,942	$11,187
8/31/19	$11,241	$11,476
9/30/19	$11,190	$11,415
10/31/19	$11,223	$11,450
11/30/19	$11,173	$11,444
12/31/19	$11,140	$11,436
1/31/20	$11,410	$11,656
2/29/20	$11,571	$11,866
3/31/20	$11,368	$11,796
4/30/20	$11,571	$12,006
5/31/20	$11,676	$12,062
6/30/20	$11,792	$12,137
7/31/20	$11,962	$12,319
8/31/20	$11,945	$12,219
9/30/20	$11,950	$12,213
10/31/20	$11,892	$12,158
11/30/20	$12,027	$12,277
12/31/20	$12,058	$12,294
1/31/21	$11,992	$12,206
2/28/21	$11,825	$12,030
3/31/21	$11,668	$11,880
4/30/21	$11,776	$11,974
5/31/21	$11,812	$12,013
6/30/21	$11,895	$12,097
7/31/21	$12,013	$12,232
8/31/21	$11,991	$12,209
9/30/21	$11,913	$12,103
10/31/21	$11,871	$12,100
11/30/21	$11,899	$12,136
12/31/21	$11,886	$12,105
1/31/22	$11,647	$11,844
2/28/22	$11,535	$11,712
3/31/22	$11,134	$11,386
4/30/22	$10,686	$10,954
5/31/22	$10,738	$11,025
6/30/22	$10,510	$10,852
7/31/22	$10,739	$11,117
8/31/22	$10,444	$10,803
9/30/22	$9,989	$10,336
10/31/22	$9,822	$10,202
11/30/22	$10,187	$10,578
12/31/22	$10,150	$10,530
1/31/23	$10,494	$10,854
2/28/23	$10,233	$10,573
3/31/23	$10,431	$10,842
4/30/23	$10,499	$10,908
5/31/23	$10,393	$10,789
6/30/23	$10,350	$10,750
7/31/23	$10,377	$10,743
8/31/23	$10,310	$10,674
9/30/23	$10,047	$10,403
10/31/23	$9,856	$10,239
11/30/23	$10,316	$10,702
12/31/23	$10,728	$11,112
1/31/24	$10,743	$11,082
2/29/24	$10,601	$10,925
3/31/24	$10,710	$11,026
4/30/24	$10,434	$10,747
5/31/24	$10,651	$10,930
6/30/24	$10,736	$11,033
7/31/24	$11,012	$11,291
8/31/24	$11,127	$11,453
9/30/24	$11,288	$11,606
10/31/24	$10,982	$11,319
11/30/24	$11,135	$11,438
12/31/24	$10,942	$11,251
1/31/25	$11,029	$11,311
2/28/25	$11,309	$11,560
3/31/25	$11,310	$11,564

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class R	5.60%	(0.10%)	1.24%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,188,923
# of Portfolio Holdings	7,667
Portfolio Turnover Rate	606%
Total Net Advisory Fees Paid During the Reporting Period	$121,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.3%
Corporate Bonds & Notes	24.5%
Non-Agency Mortgage-Backed Securities	20.3%
U.S. Treasury Obligations	14.9%
Asset-Backed Securities	9.0%
Sovereign Issues	6.5%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.7%
Preferred Securities	0.1%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(37.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PTRRX

PIMCO Total Return Fund

Annual Shareholder Report |

March 31, 2025

PIMS4505TSRAR_033125

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees has determined that Peter B. McCarthy, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. McCarthy is “independent” as such term is interpreted under this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	March 31, 2025	$6,451,129
	March 31, 2024	$6,253,215

(b)	Fiscal Year Ended	Audit-Related Fees (1)
	March 31, 2025	$—
	March 31, 2024	$—

(c)	Fiscal Year Ended	Tax Fees
	March 31, 2025	$6,500
	March 31, 2024	$18,725

(d)	Fiscal Year Ended	All Other Fees (2)
	March 31, 2025	$—
	March 31, 2024	$—

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

________

(1)  There were no “Audit-Related Fees” for the last two fiscal years.

(2)  There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

Aggregate Non-Audit Fees Billed to Entity

Entity	March 31, 2025	March 31, 2024

PIMCO Funds	$6,500	$ 18,725
Pacific Investment Management Company LLC (“PIMCO”)	36,308,462	23,377,521

Totals	$36,314,962	$ 23,396,246

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is comprised of:

Michael J. Berchtold

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Anne K. Kratky

Steven Lipiner

Peter B. McCarthy (Chair)

Ronald C. Parker

Item 6.  Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

●	PAPS All Asset Funds
●	Income Fund
●	Credit Bond Funds
●	Total Return Fund

Filed under the initially filed submission on Form N-CSR:

●	Asset Allocation Funds
●	Tax-Efficient Strategy Funds
●	Municipal Value Funds
●	International Bond Funds

Filed under the first companion submission on Form N-CSR:

●	Equity-Related Strategy Funds

Filed under the second companion submission on Form N-CSR:

●	Bond Funds

Filed under the third companion submission on Form N-CSR:

●	International Bond Portfolio (U.S. Dollar-Hedged)
●	PAPS Portfolio

To be filed under the immediately following fifth companion submission on Form N-CSR:

●	Short Duration Strategy Funds
●	Real Return Strategy Funds
●	PIMCO TRENDS Managed Futures Strategy Fund

(b)	Not applicable to the Registrant.

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2025

Private Account Portfolio Series

PIMCO All Asset: Multi-RAE PLUS Fund

PIMCO All Authority: Multi-RAE PLUS Fund

PIMCO All Asset: Multi-Real Fund

(1)	Consolidated Schedule of Investments

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset: Multi-RAE PLUS Fund, PIMCO All Authority: Multi-RAE PLUS Fund and PIMCO All Asset: Multi-Real Fund (each, a “Fund” and collectively, the “Funds”).

Shares of the PIMCO All Asset: Multi-Real Fund and PIMCO All Asset: Multi-RAE PLUS Fund may be purchased only by the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and the PIMCO All Asset Portfolio, a series of PIMCO Variable Insurance Trust. Shares of the PIMCO All Authority: Multi-RAE PLUS Fund may be purchased only by the PIMCO All Asset All Authority Fund, a series of PIMCO Funds. The PIMCO All Asset: Multi-Real Fund may invest directly or indirectly (through investment in a wholly-owed subsidiary) in commodity-linked derivative instruments which may subject the Fund to greater volatility that investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s offering memorandum and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s offering memorandum, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to offering memorandum and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively

2	PRIVATE ACCOUNT PORTFOLIO SERIES

impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Certain instruments in which a Fund may invest have historically referenced the London Interbank Offered Rate (“LIBOR”) to, among other things, determine payment obligations, financing terms, hedging strategies or investment value. LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. As of June 30, 2023, LIBOR was determined to be no longer representative but certain settings of LIBOR continued to be published synthetically until September 30, 2024. Publication of all LIBOR settings has since permanently ceased. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop (e.g., the Secured Overnight Financing Rate (SOFR) for USD-LIBOR). While the transition from LIBOR has been substantially completed, there remains residual risks associated with the transition that may impact markets or particular investments and, as such, the full impact of the transition on a Fund or the financial instruments in which a Fund invests cannot yet be fully determined. For example, so-called “tough legacy” contracts have LIBOR interest rate provisions with no fallback provisions contemplating the permanent discontinuation of LIBOR, fallback provisions which may have not effectively resulted in a transition away from LIBOR prior to LIBOR’s replacement date or otherwise have inadequate fallback provisions. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on SOFR for tough legacy contracts governed by U.S. law. On

February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts. Certain of a Fund’s investments may have involved individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or were subject to synthetic LIBOR and no assurances can be given that these measures will have had the intended effects.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Diversification Status
PIMCO All Asset: Multi-Real Fund	09/22/20	Diversified
PIMCO All Authority: Multi-RAE PLUS Fund	08/23/22	Non-diversified
PIMCO All Asset: Multi-RAE PLUS Fund	10/06/20	Diversified

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	3

Important Information About the Funds	(Cont.)

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s offering memorandum, the Trust’s offering memorandum supplement, any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent offering memorandum or use a new offering memorandum or offering memorandum supplement with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current offering memorandum or offering memorandum supplement.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Daily updates on the net asset value of a Fund may be obtained by calling (888) 87-PIMCO.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PRIVATE ACCOUNT PORTFOLIO SERIES

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset: Multi-RAE PLUS Fund

03/31/2025	$10.49	$0.46	$0.29	$0.75	$(1.04)	$0.00	$0.00	$(1.04)

03/31/2024	9.64	0.42	0.93	1.35	(0.50)	0.00	0.00	(0.50)

03/31/2023	10.38	0.23	(0.97)	(0.74)	0.00	0.00	0.00	0.00

03/31/2022	11.60	(0.00)	(0.36)	(0.36)	(0.80)	(0.06)	0.00	(0.86)

10/06/2020 - 03/31/2021	10.00	(0.01)	2.94	2.93	(1.32)	(0.01)	0.00	(1.33)

PIMCO All Authority: Multi-RAE PLUS Fund

03/31/2025	$9.04	$0.46	$0.03	$0.49	$(0.00)	$0.00	$0.00	$0.00

03/31/2024	9.76	0.45	(0.57)	(0.12)	(0.60)	0.00	0.00	(0.60)

08/23/2022 - 03/31/2023	10.00	0.18	0.04	0.22	(0.46)	0.00	0.00	(0.46)

PIMCO All Asset: Multi-Real Fund (Consolidated)

03/31/2025	$9.12	$0.33	$0.38	$0.71	$(0.70)	$0.00	$0.00	$(0.70)

03/31/2024	8.85	0.22	0.29	0.51	(0.24)	0.00	0.00	(0.24)

03/31/2023	14.26	0.57	(3.35)	(2.78)	(2.52)	(0.11)	0.00	(2.63)

03/31/2022	12.30	0.68	4.60	5.28	(3.21)	(0.11)	0.00	(3.32)

09/22/2020 - 03/31/2021	10.00	0.04	2.64	2.68	(0.38)	0.00	0.00	(0.38)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

6	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$10.20	7.56%	$2,099,500	0.97%		0.97%		0.89%		0.89%		4.44%	485%

10.49	14.32	2,555,455	1.11		1.11		0.89		0.89		4.25	332

9.64	(7.13)	2,909,688	0.96		0.96		0.89		0.89		2.45	52

10.38	(3.70)	3,949,906	0.89		0.89		0.89		0.89		(0.04)	57

11.60	29.59	3,218,304	0.90	*	0.90	*	0.89	*	0.89	*	(0.15)*	100

$9.53	5.48%	$173,830	1.02%		1.02%		0.89%		0.89%		5.02%	465%

9.04	(1.22)	266,083	1.07		1.07		0.89		0.89		4.77	342

9.76	2.16	447,188	0.98	*	1.00	*	0.89	*	0.91	*	3.11 *	11

$9.13	8.18%	$1,896,642	4.02%		4.09%		0.74%		0.81%		3.65%	200%

9.12	5.90	2,515,828	3.79		3.86		0.74		0.81		2.59	161

8.85	(20.93)	2,489,847	2.70		2.84		0.74		0.88		5.43	117

14.26	46.22	3,042,029	0.79		0.88		0.74		0.83		4.88	96

12.30	26.87	1,621,140	0.81	*	0.88	*	0.75	*	0.82	*	0.70 *	87

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	7

Statements of Assets and Liabilities	March 31, 2025

(Amounts in thousands†, except per share amounts)	PIMCO All Asset: Multi-RAE PLUS Fund	PIMCO All Authority: Multi-RAE PLUS Fund

Assets:

Investments, at value
Investments in securities*	$3,241,506	$247,352
Investments in Affiliates	31	4,200
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,384	123
Over the counter	25,679	2,345
Cash	154	654
Deposits with counterparty	19,795	3,149
Foreign currency, at value	8,383	592
Receivable for investments sold	13,400	2,216
Receivable for TBA investments sold	1,923,479	117,658
Interest and/or dividends receivable	9,682	878
Dividends receivable from Affiliates	0	16
Total Assets	5,243,493	379,183

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$183	$0
Payable for short sales	88,154	8,653
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,019	149
Over the counter	25,179	2,247
Payable for investments purchased	265,570	781
Payable for investments in Affiliates purchased	0	17
Payable for TBA investments purchased	2,730,293	189,326
Deposits from counterparty	31,032	4,050
Accrued investment advisory fees	1,101	91
Accrued supervisory and administrative fees	430	36
Foreign capital gains tax payable	31	3
Other liabilities	1	0
Total Liabilities	3,143,993	205,353

Commitments and Contingent Liabilities^

Net Assets	$2,099,500	$173,830

Net Assets Consist of:

Paid in capital	$2,186,262	$170,669
Distributable earnings (accumulated loss)	(86,762)	3,161

Net Assets	$2,099,500	$173,830

Shares Issued and Outstanding:	205,919	18,236

Net Asset Value Per Share Outstanding(a):	10.20	9.53

Cost of investments in securities	$3,320,829	$245,373
Cost of investments in Affiliates	$31	$4,196
Cost of foreign currency held	$8,533	$588
Proceeds received on short sales	$87,776	$8,616
Cost or premiums of financial derivative instruments, net	$25,511	$3,200

* Includes repurchase agreements of:	$441,600	$15,500

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

8	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statement of Assets and Liabilities	March 31, 2025

(Amounts in thousands†, except per share amounts)	PIMCO All Asset: Multi-Real Fund

Assets:

Investments, at value
Investments in securities*	$3,441,302
Investments in Affiliates	13,351
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,462
Over the counter	14,187
Cash	1,752
Deposits with counterparty	19,074
Foreign currency, at value	5,488
Receivable for investments sold	1,271,939
Receivable for investments sold on a delayed-delivery basis	3,620
Receivable for TBA investments sold	337,766
Interest and/or dividends receivable	9,601
Dividends receivable from Affiliates	236
Reimbursement receivable from PIMCO	119
Total Assets	5,124,897

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,591,006
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,765
Over the counter	13,584
Payable for investments purchased	19,985
Payable for investments in Affiliates purchased	241
Payable for investments purchased on a delayed-delivery basis	242
Payable for TBA investments purchased	587,144
Deposits from counterparty	7,978
Accrued investment advisory fees	873
Accrued supervisory and administrative fees	437
Total Liabilities	3,228,255

Commitments and Contingent Liabilities^

Net Assets	$1,896,642

Net Assets Consist of:

Paid in capital	$2,187,204
Distributable earnings (accumulated loss)	(290,562)

Net Assets:	$1,896,642

Shares Issued and Outstanding:	207,752

Net Asset Value Per Share Outstanding(a):	9.13

Cost of investments in securities	$3,395,061
Cost of investments in Affiliates	$13,351
Cost of foreign currency held	$5,558
Cost or premiums of financial derivative instruments, net	$(9,461)

* Includes repurchase agreements of:	$96,390

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	9

Statements of Operations

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO All Asset: Multi-RAE PLUS Fund	PIMCO All Authority: Multi-RAE PLUS Fund

Investment Income:

Interest, net of foreign taxes*	$119,946	$12,406
Dividends	1,847	131
Dividends from Investments in Affiliates	4,987	317
Total Income	126,780	12,854

Expenses:

Investment advisory fees	15,013	1,362
Supervisory and administrative fees	5,864	532
Trustee fees	17	2
Interest expense	1,790	269
Miscellaneous expense	3	10
Total Expenses	22,687	2,175
Waiver and/or Reimbursement by PIMCO	0	(2)
Net Expenses	22,687	2,173

Net Investment Income (Loss)	104,093	10,681

Net Realized Gain (Loss):

Investments in securities	8,169	2,560
Investments in Affiliates	808	25
Exchange-traded or centrally cleared financial derivative instruments	18,745	2,274
Over the counter financial derivative instruments	57,193	1,394
Foreign currency	(1,826)	(3)

Net Realized Gain (Loss)	83,089	6,250

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	29,812	(512)
Investments in Affiliates	(262)	(11)
Exchange-traded or centrally cleared financial derivative instruments	(23,884)	(2,292)
Over the counter financial derivative instruments	(16,164)	(2,098)
Foreign currency assets and liabilities	147	10

Net Change in Unrealized Appreciation (Depreciation)	(10,351)	(4,903)

Net Increase (Decrease) in Net Assets Resulting from Operations	$176,831	$12,028

* Foreign tax withholdings	$37	$11

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statement of Operations

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO All Asset: Multi-Real Fund

Investment Income:

Interest	$154,766
Dividends	15,097
Dividends from Investments in Affiliates	3,702
Total Income	173,565

Expenses:

Investment advisory fees	12,191
Supervisory and administrative fees	6,107
Trustee fees	16
Interest expense	74,229
Total Expenses	92,543
Waiver and/or Reimbursement by PIMCO	(1,557)
Net Expenses	90,986

Net Investment Income (Loss)	82,579

Net Realized Gain (Loss):

Investments in securities	(103,310)
Investments in Affiliates	117
Exchange-traded or centrally cleared financial derivative instruments	(10,012)
Over the counter financial derivative instruments	48,305
Foreign currency	(791)

Net Realized Gain (Loss)	(65,691)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	180,489
Investments in Affiliates	3
Exchange-traded or centrally cleared financial derivative instruments	(9,108)
Over the counter financial derivative instruments	(4,872)
Foreign currency assets and liabilities	54

Net Change in Unrealized Appreciation (Depreciation)	166,566

Net Increase (Decrease) in Net Assets Resulting from Operations	$183,454

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	11

Statements of Changes in Net Assets

	PIMCO All Asset: Multi-RAE PLUS Fund		PIMCO All Authority: Multi-RAE PLUS Fund

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$104,093	$108,896	$10,681	$15,018
Net realized gain (loss)	83,089	137,930	6,250	(19,875)
Net change in unrealized appreciation (depreciation)	(10,351)	90,453	(4,903)	2,536

Net Increase (Decrease) in Net Assets Resulting from Operations	176,831	337,279	12,028	(2,321)

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(229,004)	(127,006)	(97)	(17,751)

Total Distributions(a)	(229,004)	(127,006)	(97)	(17,751)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(403,782)	(564,506)	(104,184)	(161,033)

Total Increase (Decrease) in Net Assets	(455,955)	(354,233)	(92,253)	(181,105)

Net Assets:

Beginning of year	2,555,455	2,909,688	266,083	447,188
End of year	$2,099,500	$2,555,455	$173,830	$266,083

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO All Asset: Multi-Real Fund

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$82,579	$62,516
Net realized gain (loss)	(65,691)	(60,310)
Net change in unrealized appreciation (depreciation)	166,566	129,885

Net Increase (Decrease) in Net Assets Resulting from Operations	183,454	132,091

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(154,922)	(70,005)

Total Distributions(a)	(154,922)	(70,005)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(647,718)	(36,105)

Total Increase (Decrease) in Net Assets	(619,186)	25,981

Net Assets:

Beginning of year	2,515,828	2,489,847
End of year	$1,896,642	$2,515,828

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	13

Consolidated Statement of Cash Flows

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO All Asset: Multi-Real Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$183,454

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(7,418,165)
Proceeds from sales of long-term securities	8,197,932
(Purchases) Proceeds from sales of short-term portfolio investments, net	371,919
(Increase) decrease in deposits with counterparty	(8,003)
(Increase) decrease in receivable for investments sold	(350,087)
(Increase) decrease in interest and/or dividends receivable	221
(Increase) decrease in dividends receivable from Affiliates	(123)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(18,475)
Proceeds from (Payments on) over the counter financial derivative instruments	48,511
(Increase) decrease in reimbursement receivable from PIMCO	21
Increase (decrease) in payable for investments purchased	(139,836)
Increase (decrease) in deposits from counterparty	(5,058)
Increase (decrease) in accrued investment advisory fees	(225)
Increase (decrease) in accrued supervisory and administrative fees	(113)
Proceeds from (Payments on) foreign currency transactions	(737)
Net Realized (Gain) Loss
Investments in securities	103,310
Investments in Affiliates	(117)
Exchange-traded or centrally cleared financial derivative instruments	10,012
Over the counter financial derivative instruments	(48,305)
Foreign currency	791
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(180,489)
Investments in Affiliates	(3)
Exchange-traded or centrally cleared financial derivative instruments	9,108
Over the counter financial derivative instruments	4,872
Foreign currency assets and liabilities	(54)
Net amortization (accretion) on investments	(21,854)

Net Cash Provided by (Used for) Operating Activities	738,507

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	888,279
Payments on shares redeemed	(1,690,919)
Cash distributions paid*	0
Proceeds from reverse repurchase agreements	265,591,646
Payments on reverse repurchase agreements	(265,526,058)
Proceeds from sale-buyback transactions	590,425
Payments on sale-buyback transactions	(590,425)

Net Cash Received from (Used for) Financing Activities	(737,052)

Net Increase (Decrease) in Cash and Foreign Currency	1,455

Cash and Foreign Currency:

Beginning of year	5,785
End of year	$7,240

* Reinvestment of distributions	$154,922

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$75,845

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

14	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 154.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Bank of Industry Ltd.
4.185% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	3,100	$3,327

Republic of Panama
TBD% due 04/01/2027 «		2,000	2,163

Total Loan Participations and Assignments (Cost $5,410)			5,490

CORPORATE BONDS & NOTES 8.0%

BANKING & FINANCE 5.3%

AerCap Ireland Capital DAC
3.300% due 01/30/2032		$2,000	1,773

American Express Co.
5.442% due 01/30/2036 ~		3,900	3,944

American Tower Corp.
1.000% due 01/15/2032 (i)	EUR	496	454
3.800% due 08/15/2029		$836	803

Aviation Capital Group LLC
4.125% due 08/01/2025		1,200	1,196

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	391
2.528% due 11/18/2027		2,755	2,580
4.250% due 04/15/2026		700	696

Bank of America Corp.
1.734% due 07/22/2027 •		3,000	2,892
5.202% due 04/25/2029 •		1,200	1,219

Bank of Nova Scotia
5.450% due 08/01/2029		8,400	8,633

Barclays PLC
4.837% due 09/10/2028 •		400	400
5.690% due 03/12/2030 •		2,500	2,564
6.224% due 05/09/2034 •		500	521
7.437% due 11/02/2033 •		2,800	3,126

BPCE SA
5.203% due 01/18/2027		250	253

Credit Suisse AG AT1 Claim		14,166	1,700

Crown Castle, Inc.
4.300% due 02/15/2029		351	343

Deutsche Bank AG
1.375% due 09/03/2026 ~	EUR	1,900	2,041
2.129% due 11/24/2026 •		$4,400	4,321
3.547% due 09/18/2031 •		4,633	4,262

Equinix, Inc.
1.550% due 03/15/2028		222	204

Extra Space Storage LP
5.400% due 06/15/2035		1,500	1,492

F&G Global Funding
5.875% due 01/16/2030		500	509

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	2,303	2,452

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$1,300	1,285
4.687% due 06/09/2025		200	200
5.125% due 06/16/2025		1,500	1,499
5.303% due 09/06/2029		1,800	1,746
5.800% due 03/08/2029		700	694
5.918% due 03/20/2028		1,900	1,909
7.350% due 11/04/2027		700	726

GA Global Funding Trust
5.500% due 04/01/2032 (c)		400	403
5.900% due 01/13/2035		900	913

Goldman Sachs Group, Inc.
6.208% due 03/15/2028 •		10,500	10,722

GSPA Monetization Trust
6.422% due 10/09/2029		147	147

Healthcare Realty Holdings LP
2.400% due 03/15/2030		241	212

Host Hotels & Resorts LP
5.500% due 04/15/2035		2,000	1,961

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HPS Corporate Lending Fund
5.950% due 04/14/2032		$1,500	$1,480

HSBC Holdings PLC
2.357% due 08/18/2031 •		431	376
2.848% due 06/04/2031 •		300	270
4.950% due 03/31/2030		200	201
5.887% due 08/14/2027 •		800	813

Jackson National Life Global Funding
5.324% due 01/14/2028 •		500	504
5.350% due 01/13/2030		200	204
5.600% due 04/10/2026		5,200	5,250

JPMorgan Chase & Co.
2.182% due 06/01/2028 •		862	821
5.040% due 01/23/2028 •		3,000	3,027

Lloyds Banking Group PLC
4.550% due 08/16/2028		266	265

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		2,300	2,355

Morgan Stanley
1.512% due 07/20/2027 •		5,703	5,483
2.188% due 04/28/2026 •		3,000	2,994
4.654% due 10/18/2030 •		1,800	1,786

Nomura Holdings, Inc.
2.679% due 07/16/2030		409	365

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		3,900	2,751

Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,500	1,401

Prologis LP
4.200% due 02/15/2033	CAD	900	629
5.000% due 01/31/2035		$1,500	1,490

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		500	520

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		991	868

UBS Group AG
3.091% due 05/14/2032 •		1,700	1,514
4.194% due 04/01/2031 •		250	241

VICI Properties LP
4.750% due 02/15/2028		1,650	1,651

Vitality Re Ltd.
8.032% due 01/08/2030 ~		250	251

Wells Fargo & Co.
1.741% due 05/04/2030 ~	EUR	2,100	2,143
5.707% due 04/22/2028 •		$500	511

Weyerhaeuser Co.
4.000% due 04/15/2030		354	341

			111,691

INDUSTRIALS 1.3%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		4,300	4,059

Bayer U.S. Finance LLC
4.375% due 12/15/2028		400	390
6.375% due 11/21/2030		400	419
6.500% due 11/21/2033		200	210
6.875% due 11/21/2053		400	414

Boeing Co.
2.196% due 02/04/2026		1,300	1,272

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,300	1,242

CVS Health Corp.
4.125% due 04/01/2040		8	7

CVS Pass-Through Trust
6.943% due 01/10/2030		24	24

DAE Funding LLC
3.375% due 03/20/2028		1,800	1,717

Energy Transfer LP
5.700% due 04/01/2035		1,300	1,310

Equinor ASA
3.125% due 04/06/2030		18	17

Expedia Group, Inc.
2.950% due 03/15/2031		189	170

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hyatt Hotels Corp.
5.750% due 03/30/2032		$200	$201

Imperial Brands Finance PLC
3.500% due 07/26/2026		1,527	1,505

Mars, Inc.
5.200% due 03/01/2035		600	603

MPLX LP
2.650% due 08/15/2030		1,100	980

Nakilat, Inc.
6.067% due 12/31/2033		379	394

NPC Ukrenergo
6.875% due 11/09/2028		400	314

Occidental Petroleum Corp.
5.550% due 10/01/2034		8,500	8,311

Oracle Corp.
3.600% due 04/01/2040		18	14

Rolls-Royce PLC
1.625% due 05/09/2028	EUR	400	417

Southern Co.
3.700% due 04/30/2030		$123	117

T-Mobile USA, Inc.
2.875% due 02/15/2031		1,800	1,613
3.375% due 04/15/2029		1,300	1,236

			26,956

UTILITIES 1.4%

Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/2030		266	252

Edison International
5.750% due 06/15/2027		54	55
6.250% due 03/15/2030		800	811

Eversource Energy
5.850% due 04/15/2031		6,300	6,552

Exelon Corp.
4.050% due 04/15/2030		18	17

Georgia Power Co.
2.650% due 09/15/2029		18	17

Pacific Gas & Electric Co.
2.500% due 02/01/2031		582	500
3.000% due 06/15/2028		2,300	2,163
4.550% due 07/01/2030		1,200	1,162
5.282% due 09/04/2025 •		6,000	6,001
6.150% due 03/01/2055		600	588

Rio Oil Finance Trust
8.200% due 04/06/2028		1,429	1,462

San Diego Gas & Electric Co.
5.350% due 04/01/2053		900	844
5.550% due 04/15/2054		234	226

Southern California Edison Co.
4.650% due 10/01/2043		1,500	1,257
4.875% due 02/01/2027		2,300	2,309
5.150% due 06/01/2029		3,600	3,624
5.350% due 03/01/2026		1,100	1,105

			28,945

Total Corporate Bonds & Notes (Cost $168,326)			167,592

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		35	40

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		1,205	1,074

			1,114

ILLINOIS 0.0%

Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029		110	114

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	15

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	$50	$52
6.725% due 04/01/2035	110	116
7.350% due 07/01/2035	79	85

		367

NEBRASKA 0.0%

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	20	22

OHIO 0.0%

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	58

PENNSYLVANIA 0.0%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	5	6

WASHINGTON 0.0%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	635	679

Total Municipal Bonds & Notes (Cost $2,546)		2,246

U.S. GOVERNMENT AGENCIES 57.9%

Fannie Mae
0.000% due 08/25/2039 (b)(e)	71	61
0.000% due 11/25/2040 •	1	1
1.396% due 03/25/2041 •(a)	111	10
1.596% due 03/25/2037 •(a)	31	3
1.646% due 04/25/2037 •(a)	115	10
1.696% due 11/25/2039 •(a)	18	2
1.926% due 03/25/2037 •(a)	42	4
1.946% due 05/25/2037 •(a)	106	9
2.242% due 01/25/2031 ~(a)	782	49
2.246% due 03/25/2036 •(a)	31	2
2.336% due 04/25/2037 •(a)	193	25
2.746% due 02/25/2037 •(a)	19	2
3.196% due 07/25/2033 •(a)	10	1
4.202% due 10/01/2029 ~	11,100	11,035
4.300% due 12/01/2029	7,717	7,696
4.500% due 09/25/2040	452	433
4.540% due 07/01/2030	2,600	2,617
4.596% due 03/25/2036 •	1	1
4.705% due 09/01/2031 •	20,400	20,619
4.720% due 10/01/2028 - 08/01/2030	7,278	7,389
4.770% due 10/01/2028	3,100	3,153
4.784% due 04/25/2037 •	1	1
4.804% due 07/25/2037 - 09/25/2042 •	7	7
4.834% due 07/25/2037 •	7	7
4.850% due 05/01/2029	1,900	1,938
4.854% due 09/25/2035 •	12	12
4.860% due 08/01/2030	3,500	3,584
4.864% due 09/25/2035 •	10	10
4.930% due 06/01/2029	5,000	5,116
4.974% due 10/25/2040 •	4	4
5.060% due 10/01/2033	7,052	7,235
5.174% due 06/25/2037 •	51	51
5.290% due 11/25/2054 •	8,847	8,838
5.300% due 11/01/2030	10,000	10,383
6.426% due 12/01/2034 •	16	16
6.534% due 10/01/2035 •	1	1
6.673% due 03/01/2034 •	5	5
6.797% due 03/01/2036 •	1	1
6.904% due 08/01/2035 •	2	2
7.041% due 11/01/2034 •	1	1
8.743% due 12/25/2036 •	2	2

Freddie Mac
1.150% due 09/15/2041 •	134	124
1.934% due 02/15/2040 •	27	25

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.007% due 07/15/2036 •(a)	$61	$6
2.107% due 09/15/2036 •(a)	36	4
2.237% due 04/15/2036 •(a)	6	1
3.000% due 11/01/2032	2,567	2,481
3.500% due 07/15/2042 - 05/01/2049	774	719
3.650% due 11/01/2043	10,397	8,877
4.000% due 07/01/2047 - 03/01/2049	533	505
4.763% due 05/15/2037 •	1	1
4.843% due 03/15/2037 •	13	13
4.863% due 11/15/2043 •	17	16
5.000% due 01/01/2028 - 04/15/2041	446	450
5.013% due 07/15/2041 •	23	23
5.163% due 08/15/2037 •	60	60
5.173% due 10/15/2037 •	9	9
5.183% due 05/15/2037 - 09/15/2037 •	66	67
5.280% due 11/25/2054 •	8,928	8,939
5.500% due 03/15/2034 - 03/01/2039	48	50
6.000% due 08/01/2027 - 12/01/2037	1	1
6.035% due 07/25/2044 •	2	2
6.500% due 05/01/2035	13	14

Ginnie Mae
3.500% due 02/15/2045 - 03/15/2045	49	46
4.750% due 11/20/2044 •	97	99
4.787% due 08/20/2047 •	151	147
5.000% due 08/15/2033 - 03/15/2042	609	617
6.000% due 07/15/2037 - 08/15/2037	2	2
6.473% due 04/20/2068 •	381	385

Ginnie Mae, TBA
4.500% due 05/01/2055	14,530	13,937
5.000% due 05/01/2055	27,010	26,554

U.S. Small Business Administration
4.430% due 05/01/2029	3	3
5.490% due 03/01/2028	2	2
6.020% due 08/01/2028	18	19

Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 12/01/2032	3,929	3,785
3.500% due 02/01/2043 - 09/01/2048	1,973	1,803
4.000% due 06/01/2026 - 10/01/2030	1	2
4.500% due 06/01/2025 - 12/01/2054	16,799	16,207
5.000% due 07/01/2025 - 06/01/2053	52,523	51,607
5.500% due 09/01/2025 - 03/01/2054	39,157	39,156
5.500% due 04/01/2054 - 05/01/2054	10,631	10,624
6.000% due 10/01/2026 - 08/01/2054	23,398	23,863
6.500% due 01/01/2029 - 01/01/2054	55,020	56,807

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	48,900	42,375
4.000% due 05/01/2055	151,280	140,754
4.500% due 05/01/2055	64,940	62,090
5.000% due 04/01/2055 - 05/01/2055	63,200	61,893
5.500% due 05/01/2055	7,500	7,484
6.000% due 05/01/2055 - 06/01/2055	174,250	176,662
6.500% due 05/01/2055 - 06/01/2055	354,610	365,225

Total U.S. Government Agencies (Cost $1,211,889)		1,214,871

U.S. TREASURY OBLIGATIONS 9.4%

U.S. Treasury Bonds
1.375% due 11/15/2040 (k)	4,100	2,666

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.250% due 08/15/2049 (m)	$146	$94
3.000% due 08/15/2048 (m)	473	360
3.000% due 02/15/2049 (k)(m)	17,298	13,085
3.125% due 05/15/2048 (m)	124	97
4.125% due 08/15/2053 (m)	100	92
4.625% due 02/15/2040 (k)	3,734	3,815
4.625% due 05/15/2044	27,300	27,397

U.S. Treasury Inflation Protected Securities (f)
1.000% due 02/15/2046 (k)	2,013	1,589
1.000% due 02/15/2048 (k)	5,599	4,308
1.375% due 07/15/2033 (k)	6,065	5,919
1.750% due 01/15/2034 (k)	1,756	1,754
1.875% due 07/15/2034	79,051	79,812
2.125% due 04/15/2029	26,903	27,707

U.S. Treasury Notes
0.375% due 12/31/2025 (k)(m)	1,000	973
0.500% due 02/28/2026 (k)(m)	4,300	4,162
2.125% due 05/15/2025 (k)(m)	2,485	2,478
2.375% due 05/15/2029 (k)(m)	2,075	1,954
2.625% due 12/31/2025 (k)(m)	1,777	1,758
3.000% due 09/30/2025 (k)(m)	10,043	9,984
3.000% due 10/31/2025 (k)(m)	7,253	7,203

Total U.S. Treasury Obligations (Cost $213,600)		197,207

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.2%

Adjustable Rate Mortgage Trust
5.581% due 01/25/2036 ~	417	315

American Home Mortgage Assets Trust
4.625% due 05/25/2046 ~	8	7
4.625% due 10/25/2046 •	32	16
5.555% due 11/25/2046 ~	10,503	2,616
6.750% due 11/25/2046 þ	167	148

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ	23	15

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	25	24

Banc of America Funding Trust
4.483% due 06/20/2037 ~	8	7
4.814% due 10/20/2036 ~	5	4
4.854% due 04/20/2047 •	3	2
4.894% due 02/20/2047 ~	322	298
4.940% due 09/20/2046 ~	302	272
4.999% due 02/20/2035 ~	6	6
6.000% due 08/25/2036	6	5

Banc of America Mortgage Trust
5.432% due 06/25/2035 ~	3	3
5.916% due 02/25/2034 ~	5	5
6.027% due 01/25/2035 ~	4	4
6.222% due 06/25/2034 •	4	3

BCAP LLC Trust
4.795% due 03/25/2037 •	1,402	1,267

Bear Stearns Adjustable Rate Mortgage Trust
4.526% due 02/25/2036 •	37	34
5.239% due 07/25/2034 •	4	4
5.967% due 11/25/2034 ~	1	1
6.337% due 01/25/2033 ~	24	23
6.530% due 02/25/2036 •	3	3
6.548% due 04/25/2033 ~	1	1
7.480% due 08/25/2033 •	2	2

Bear Stearns ALT-A Trust
4.630% due 11/25/2035 •	42	38
4.755% due 08/25/2036 •	287	253
4.755% due 01/25/2047 •	29	25
4.775% due 12/25/2046 •	3	3
4.935% due 01/25/2036 •	4	4
5.362% due 10/25/2035 ~	34	29
5.564% due 05/25/2035 ~	1	1
5.564% due 05/25/2035 •	9	9
5.588% due 07/25/2035 •	43	27

BX Trust
5.730% due 10/15/2036 •	16,000	15,959

Chase Mortgage Finance Trust
4.762% due 12/25/2035 ~	2	1
4.906% due 09/25/2036 •	87	72
4.929% due 01/25/2036 ~	4	4

16	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ChaseFlex Trust
5.035% due 07/25/2037 •	$2,318	$2,011

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.665% due 05/25/2036 •	56	53

Citigroup Mortgage Loan Trust
4.755% due 01/25/2037 •	75	65
4.821% due 09/25/2037 •	108	100
6.170% due 09/25/2062 þ	14,705	14,719
6.300% due 03/25/2036 ~	15	15
6.560% due 10/25/2035 ~	8	7
7.230% due 10/25/2035 ~	6	6

CitiMortgage Alternative Loan Trust
5.035% due 04/25/2037 •	108	91
6.000% due 12/25/2036	33	29
6.000% due 06/25/2037	45	39

Countrywide Alternative Loan Trust
3.335% due 08/25/2035 ~	885	752
4.624% due 09/20/2046 ~	1,506	1,541
4.635% due 04/25/2047 •	1,077	1,057
4.644% due 09/20/2046 •	11	10
4.645% due 04/25/2047 ~	1,473	1,281
4.675% due 12/25/2046 •	5,301	4,705
4.735% due 06/25/2035 •	795	513
4.775% due 05/25/2047 ~	155	139
4.815% due 09/25/2046 •	40	39
4.835% due 05/25/2036 ~	58	50
4.835% due 08/25/2037 •	9	6
4.854% due 03/20/2046 ~	11	9
4.854% due 07/20/2046 ~	6	5
4.894% due 05/20/2046 •	3	3
4.935% due 11/25/2036 •	11,170	9,374
4.955% due 12/25/2035 •	5	4
4.985% due 05/25/2035 •	21	16
4.995% due 02/25/2037 •	240	203
5.034% due 11/20/2035 •	28	26
5.035% due 08/25/2035 •	173	164
5.074% due 12/20/2035 ~	35	33
5.075% due 11/25/2035 •	177	155
5.500% due 06/25/2025	144	116
5.500% due 05/25/2035	84	67
5.500% due 11/25/2035	62	35
5.635% due 12/25/2035 •	5	4
5.750% due 03/25/2037	76	40
6.000% due 12/25/2035	194	140
6.000% due 05/25/2036	33	16
6.000% due 08/25/2036 •	38	22
6.000% due 05/25/2037	109	48
6.035% due 08/25/2035 •	16	15
6.115% due 01/25/2036 •	64	60
6.250% due 08/25/2036	553	298
6.685% due 10/20/2035 •	4	3
7.000% due 10/25/2037	71	25

Countrywide Home Loan Mortgage Pass-Through Trust
4.895% due 05/25/2035 ~	11	10
5.015% due 04/25/2035 •	650	619
5.035% due 05/25/2035 •	30	26
5.075% due 03/25/2035 ~	1	1
5.095% due 02/25/2035 •	6	5
5.160% due 11/25/2034 •	8	8
5.750% due 05/25/2037	3	2
6.000% due 07/25/2036	234	116
6.000% due 01/25/2037	158	74
6.000% due 02/25/2037	159	74
6.248% due 02/20/2036 •	2	2
6.500% due 12/25/2037	361	146
7.789% due 10/20/2034 ~	9	10

Countrywide Home Loan Reperforming REMIC Trust
4.775% due 06/25/2035 ~	26	25

Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035	171	134

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.475% due 03/25/2059 ~	1,831	1,831
3.631% due 11/30/2037 ~	12,845	11,649
3.997% due 12/27/2037 ~	4,977	4,278
4.102% due 12/27/2060 ~	3,187	3,179
4.193% due 07/27/2061 •	6,245	6,227
4.471% due 06/25/2050 ~	396	350
4.735% due 01/27/2037 •	19	13
5.750% due 08/25/2036	7	6

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 03/25/2037		$15	$7
6.421% due 10/25/2037 •		202	119

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		1,272	204

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.815% due 02/25/2037 •		4,388	3,803
4.935% due 02/25/2035 •		72	70
5.095% due 02/25/2036 ~		107	105
5.935% due 10/25/2047 ~		156	124

Downey Savings & Loan Association Mortgage Loan Trust
4.571% due 04/19/2047 •		503	429
4.621% due 10/19/2036 •		113	101
4.951% due 08/19/2045 ~		3	3
5.251% due 09/19/2044 •		19	17

Eurohome U.K. Mortgages PLC
4.728% due 06/15/2044 •	GBP	4	5

First Horizon Alternative Mortgage Securities Trust
4.655% due 03/25/2035 •		$1	0
5.292% due 06/25/2036 •		204	164
5.700% due 12/25/2035 ~		15	12

First Horizon Mortgage Pass-Through Trust
5.269% due 10/25/2035 ~		47	44

GreenPoint Mortgage Funding Trust
4.795% due 01/25/2037 •		114	104

GSMSC Pass-Through Trust
4.884% due 12/26/2036 •		64	46

GSR Mortgage Loan Trust
4.632% due 11/25/2035 •		10	9
5.076% due 11/25/2035 •		3	3
5.500% due 01/25/2037		6	12
5.507% due 07/25/2035 •		1	1
6.000% due 02/25/2036		223	88
6.000% due 07/25/2037		56	36
6.119% due 09/25/2035 •		11	10
6.697% due 09/25/2035 •		2	2
6.940% due 04/25/2032 ~		5	5

HarborView Mortgage Loan Trust
4.347% due 06/19/2036 •		54	28
4.651% due 07/19/2047 •		126	120
4.771% due 12/19/2036 •		4	4
4.841% due 12/19/2036 •		232	183
4.871% due 05/19/2035 •		160	153
4.911% due 06/19/2035 ~		1,030	1,005
4.911% due 12/19/2036 •		98	93
4.931% due 01/19/2036 •		417	272
5.114% due 06/20/2035 ~		81	77
6.635% due 10/19/2035 •		271	137

HomeBanc Mortgage Trust
5.055% due 03/25/2035 •		95	76

Impac CMB Trust
5.075% due 03/25/2035 ~		131	127

Impac Secured Assets Trust
4.975% due 02/25/2037 •		10,635	9,647
5.915% due 07/25/2035 •		17	16

IndyMac INDX Mortgage Loan Trust
4.152% due 06/25/2036 •		96	84
4.270% due 05/25/2035 ~		137	94
4.735% due 06/25/2037 •		4	2
4.795% due 02/25/2037 ~		60	56
4.815% due 09/25/2046 •		48	43
4.835% due 11/25/2046 •		429	408
4.855% due 05/25/2046 •		4,159	3,771
4.915% due 07/25/2035 ~		120	111
4.955% due 06/25/2035 •		25	21
5.075% due 07/25/2045 •		3	2

JP Morgan Alternative Loan Trust
4.308% due 05/25/2036 •		53	30
6.000% due 12/27/2036		52	26
6.500% due 03/25/2036		1,716	936

JP Morgan Chase Commercial Mortgage Securities Trust
5.817% due 12/15/2031 ~		138	135

JP Morgan Mortgage Trust
4.262% due 07/27/2037 ~		46	42
4.471% due 10/25/2036 ~		3	2
4.619% due 10/25/2036 •		23	17
4.965% due 04/25/2036 •		520	465

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.487% due 08/25/2035 •	$14	$13
5.753% due 04/25/2037 ~	3	2
6.233% due 07/25/2035 ~	48	47

Legacy Mortgage Asset Trust
4.750% due 04/25/2061 þ	3,126	3,125
4.750% due 07/25/2061 þ	4,972	4,961
5.250% due 07/25/2067 þ	2,426	2,421
5.892% due 10/25/2066 þ	2,841	2,842

Lehman Mortgage Trust
5.085% due 11/25/2036 •	406	191

Lehman XS Trust
4.835% due 03/25/2047 •	4,533	4,122
4.885% due 08/25/2046 •	563	575
4.935% due 08/25/2037 •	39	38
6.135% due 09/25/2047 •	40	36

Luminent Mortgage Trust
4.491% due 04/25/2036 ~	1,751	1,175
5.155% due 04/25/2036 ~	23	20

MASTR Adjustable Rate Mortgages Trust
3.269% due 07/25/2035 ~	7	7
5.165% due 10/25/2033 ~	32	27
5.435% due 12/25/2046 •	10,243	7,902
6.370% due 11/21/2034 •	131	126

MASTR Asset Securitization Trust
6.000% due 06/25/2036	78	44

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.294% due 08/15/2032 •	9	8

Merrill Lynch Alternative Note Asset Trust
4.655% due 03/25/2037 ~	121	29
4.835% due 03/25/2037 •	1,880	446
4.855% due 04/25/2037 •	13,946	2,550
5.035% due 03/25/2037 •	77	18
6.000% due 03/25/2037	37	13

Merrill Lynch Mortgage Investors Trust
5.205% due 04/25/2035 •	5	5
5.255% due 05/25/2036 •	28	26
5.312% due 09/25/2035 •	41	33
6.058% due 05/25/2033 ~	2	2
6.190% due 02/25/2033 •	6	5

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~	36	34

Morgan Stanley Mortgage Loan Trust
3.647% due 07/25/2035 •	53	47
6.000% due 08/25/2036	57	24
6.283% due 06/25/2036 •	2	2
6.815% due 06/25/2036 þ	827	234

Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~	50	23

Mortgage Equity Conversion Asset Trust
4.540% due 05/25/2042 ~	36	35

MortgageIT Mortgage Loan Trust
4.955% due 12/25/2035 •	105	103

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	665	638
2.750% due 11/25/2059 •	859	820
3.500% due 12/25/2057 •	452	437

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.625% due 06/25/2037 •	3,065	2,522
5.476% due 05/25/2035 þ	20	9
5.769% due 06/25/2036 ~	10,328	2,816

NovaStar Mortgage Funding Trust
0.490% due 09/25/2046 •	1,307	457

PHH Alternative Mortgage Trust
4.755% due 02/25/2037 •	118	87

Prime Mortgage Trust
6.000% due 06/25/2036	1	1

Residential Accredit Loans, Inc. Trust
4.735% due 02/25/2037 •	48	43
4.735% due 02/25/2047 •	1,414	1,269
4.755% due 01/25/2037 •	881	789
4.775% due 01/25/2037 ~	2,017	1,761
4.795% due 07/25/2036 •	196	65
4.795% due 09/25/2036 •	222	204
4.805% due 08/25/2036 •	88	80
4.815% due 07/25/2036 •	76	69

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	17

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.815% due 09/25/2036 •		$122	$112
4.935% due 08/25/2035 •		388	268
5.000% due 09/25/2036		3	2
5.435% due 09/25/2046 •		5,826	4,906
5.544% due 10/25/2037 •		203	163
6.000% due 08/25/2036		10	9
6.000% due 01/25/2037		20	16
6.000% due 03/25/2037		85	70
6.192% due 11/25/2037 ~		108	93
6.500% due 08/25/2036		958	778
6.977% due 09/25/2034 ~		31	32

Residential Asset Securitization Trust
5.500% due 09/25/2035		76	35
6.000% due 03/25/2037		809	250

Residential Funding Mortgage Securities, Inc. Trust
5.610% due 04/25/2037 ~		102	88

Sequoia Mortgage Trust
3.575% due 09/20/2046 •		53	35
4.994% due 07/20/2034 •		74	74

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 •		59	56

Stratton Mortgage Funding PLC
5.608% due 06/20/2060 •	GBP	1,808	2,342

Structured Adjustable Rate Mortgage Loan Trust
3.979% due 01/25/2035 ~		$7	7
4.088% due 11/25/2035 ~		30	28
4.735% due 08/25/2036 •		29	23
5.124% due 08/25/2035 ~		19	10
5.342% due 03/25/2036 ~		22	17
6.035% due 01/25/2035 ~		2	2
6.735% due 12/25/2037 •		361	304

Structured Asset Mortgage Investments Trust
4.555% due 08/25/2036 ~		113	99
4.815% due 07/25/2046 ~		40	32
4.855% due 04/25/2036 ~		12	10
4.875% due 05/25/2046 •		9	3
4.895% due 02/25/2036 •		34	31
4.995% due 02/25/2036 ~		2	2
5.131% due 02/19/2035 •		2	2
6.226% due 02/25/2036 •		9	8

SunTrust Adjustable Rate Mortgage Loan Trust
6.974% due 01/25/2037 ~		30	19

Thornburg Mortgage Securities Trust
3.130% due 03/25/2044 ~		22	22
5.682% due 12/25/2044 ~		42	40
5.989% due 06/25/2047 ~		81	78
5.989% due 06/25/2047 •		27	24

Towd Point Mortgage Funding
5.483% due 07/20/2053 •	GBP	5,114	6,623

Towd Point Mortgage Trust
2.250% due 12/25/2061 •		$3,970	3,834
2.900% due 10/25/2059 ~		520	496
3.000% due 01/25/2058 ~		59	58
3.361% due 10/25/2057 ~		1,031	859
5.435% due 05/25/2058 ~		22	23
5.435% due 10/25/2059 ~		32	32

Trinity Square PLC
5.470% due 07/15/2059 ~	GBP	2,383	3,085

WaMu Mortgage Pass-Through Certificates Trust
3.474% due 01/25/2037 ~		$41	35
4.091% due 02/25/2037 •		14	12
4.092% due 12/25/2046 •		12	10
4.142% due 12/25/2036 ~		24	21
4.174% due 12/25/2046 •		10	9
4.200% due 02/25/2037 ~		105	98
4.237% due 06/25/2037 ~		72	63
4.640% due 06/25/2037 ~		220	195
4.975% due 12/25/2045 •		4,394	4,021
4.995% due 11/25/2045 •		3	3
5.005% due 10/25/2035 •		11	10
5.015% due 10/25/2045 •		7	7
5.015% due 12/25/2045 •		209	191
5.179% due 12/25/2035 ~		104	97
5.215% due 01/25/2045 ~		340	327
5.235% due 12/25/2045 •		809	782
5.335% due 03/25/2047 ~		1,895	1,639
5.337% due 01/25/2035 ~		26	24
5.385% due 06/25/2047 •		1,493	1,239

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.445% due 07/25/2047 •	$26	$22
5.515% due 10/25/2046 •	303	260
5.595% due 11/25/2045 •	1,406	1,315
5.635% due 02/25/2046 ~	137	124
5.705% due 01/25/2046 •	889	793
6.135% due 10/25/2046 •	463	432
6.135% due 11/25/2046 ~	395	349
6.252% due 08/25/2035 ~	12	12
7.262% due 06/25/2033 ~	13	13

Washington Mutual Mortgage Pass-Through Certificates Trust
3.928% due 09/25/2036 þ	626	168
4.209% due 09/25/2036 •	327	86
4.935% due 02/25/2036 •	311	256
5.385% due 02/25/2047 •	583	536
5.465% due 11/25/2046 ~	51	43
5.485% due 10/25/2046 •	78	67
5.575% due 04/25/2046 •	39	32

Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037	72	63
7.125% due 07/25/2037 ~	2	2

Wells Fargo Mortgage-Backed Securities Trust
6.931% due 12/25/2036 •	14	13
6.935% due 09/25/2036 ~	2	2

Total Non-Agency Mortgage-Backed Securities (Cost $208,664)		193,959

ASSET-BACKED SECURITIES 32.5%

AUTOMOBILE ABS OTHER 0.0%

Westlake Automobile Receivables Trust
5.019% due 10/15/2026 •	568	568

AUTOMOBILE SEQUENTIAL 2.7%

Avis Budget Rental Car Funding AESOP LLC
6.120% due 04/20/2027	7,800	7,895

Bridgecrest Lending Auto Securitization Trust
5.530% due 01/18/2028	380	381

Citizens Auto Receivables Trust
5.110% due 04/17/2028	1,300	1,310
5.430% due 10/15/2026	730	731

CPS Auto Receivables Trust
5.710% due 09/15/2027	597	598

Drive Auto Receivables Trust
5.830% due 12/15/2026	356	356

DT Auto Owner Trust
6.290% due 08/16/2027	1,697	1,700

Exeter Automobile Receivables Trust
5.310% due 08/16/2027	821	822

FCCU Auto Receivables Trust
5.540% due 04/16/2029	1,600	1,624
5.760% due 11/15/2027	312	313

Fifth Third Auto Trust
5.800% due 11/16/2026	450	451

FIRST HELP FINANCIAL LLC
5.690% due 02/15/2030	2,992	3,023
5.890% due 06/15/2030	1,106	1,121
6.570% due 06/15/2028	3,431	3,468

Flagship Credit Auto Trust
5.640% due 03/15/2028	1,647	1,652

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028	2,232	2,245

GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027	1,541	1,542
6.040% due 03/15/2027	596	597

GLS Auto Select Receivables Trust
5.240% due 03/15/2030	451	454

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	1,500	1,494
5.440% due 01/25/2029	10,400	10,549
5.490% due 06/25/2027	1,900	1,913

Hyundai Auto Receivables Trust
4.410% due 05/15/2029	1,000	1,002
5.290% due 04/15/2027	2,603	2,610

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	$1,245	$1,218
5.320% due 09/25/2030	909	909
5.380% due 11/25/2030	1,994	1,995

Santander Drive Auto Receivables Trust
5.710% due 02/16/2027	110	110

SBNA Auto Lease Trust
5.450% due 01/20/2026	1,073	1,073

SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029	500	503
5.350% due 06/21/2027	750	751

Tricolor Auto Securitization Trust
6.610% due 10/15/2027	859	865

Westlake Automobile Receivables Trust
5.960% due 10/15/2026	598	599

World Omni Auto Receivables Trust
5.570% due 12/15/2026	239	239

		56,113

CMBS OTHER 3.1%

AREIT Trust
6.254% due 11/17/2038 •	3,700	3,686

BSPRT Issuer Ltd.
6.615% due 07/15/2039 •	4,592	4,606

HERA Commercial Mortgage Ltd.
5.481% due 02/18/2038 ~	882	878

M360 Ltd.
6.684% due 11/22/2038 •	6,463	6,360

MF1 LLC
5.884% due 02/18/2040 •	11,200	11,173
6.054% due 03/19/2039 •	1,000	1,002

MF1 Ltd.
5.881% due 10/16/2036 •	12,800	12,644
6.067% due 02/19/2037 •	12,500	12,551
6.181% due 10/16/2036 •	12,800	12,460

		65,360

HOME EQUITY OTHER 14.1%

Aames Mortgage Investment Trust
6.460% due 01/25/2035 •	25	24

ABFC Trust
5.170% due 03/25/2035 •	4,108	3,912

Accredited Mortgage Loan Trust
4.695% due 09/25/2036 •	173	173

ACE Securities Corp. Home Equity Loan Trust
4.555% due 10/25/2036 ~	1	0
4.675% due 12/25/2036 •	287	150
4.715% due 07/25/2036 •	1,920	1,875
4.755% due 03/25/2037 •	28,145	12,022
4.875% due 11/25/2036 •	3,522	1,449
4.915% due 06/25/2036 •	1,619	1,194
5.050% due 12/25/2035 ~	950	897
5.380% due 05/25/2035 •	4,760	4,340

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
5.140% due 10/25/2035 •	677	645

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.583% due 11/25/2034 •	847	775
5.305% due 11/25/2035 •	1,300	1,218
5.410% due 07/25/2035 •	2,000	1,894
5.455% due 10/25/2034 •	175	174
5.560% due 11/25/2034 ~	84	81

Argent Mortgage Loan Trust
4.915% due 05/25/2035 •	50	45

Argent Securities Trust
4.545% due 09/25/2036 •	66	21
4.735% due 07/25/2036 •	430	383
4.795% due 04/25/2036 •	15,864	4,999
4.815% due 03/25/2036 •	730	667
4.915% due 06/25/2036 •	8,588	2,337

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.784% due 01/25/2034 •	185	176

18	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Asset-Backed Securities Corp. Home Equity Loan Trust
5.245% due 06/25/2034 •	$496	$500
5.530% due 02/25/2035 •	10	10

Bear Stearns Asset-Backed Securities Trust
4.755% due 08/25/2036 ~	642	620
4.785% due 05/25/2037 •	13,644	11,354
5.110% due 08/25/2036 ~	11	11
5.410% due 02/25/2034 •	1,123	1,135
5.485% due 08/25/2037 •	358	318
5.635% due 08/25/2034 •	294	296
6.059% due 12/25/2034 •	4,000	3,969

Carrington Mortgage Loan Trust
4.695% due 02/25/2037 •	260	248
5.185% due 10/25/2035 •	1,081	1,063

Centex Home Equity Loan Trust
5.080% due 03/25/2034 •	154	152

Chase Funding Trust
5.075% due 08/25/2032 ~	10	10

CIT Mortgage Loan Trust
6.685% due 10/25/2037 •	6,073	6,156

Citigroup Mortgage Loan Trust
4.625% due 05/25/2037 •	1,354	901
4.635% due 05/25/2037 •	2,065	1,347
4.735% due 12/25/2036 ~	289	105
4.755% due 09/25/2036 •	33	25
4.795% due 01/25/2037 ~	3,865	2,807
4.915% due 08/25/2036 •	3,282	3,054
5.035% due 10/25/2036 •	87	51
5.335% due 09/25/2035 •	4,930	4,770

Countrywide Asset-Backed Certificates Trust
4.575% due 07/25/2037 ~	233	217
4.635% due 06/25/2047 ~	57	50
4.639% due 05/25/2036 •	2,020	1,988
4.685% due 06/25/2047 •	1,593	1,536
4.715% due 06/25/2035 ~	73	67
4.715% due 03/25/2037 •	1,736	1,596
4.715% due 12/25/2046 •	1,637	1,561
4.715% due 04/25/2047 •	38	36
4.725% due 10/25/2047 •	7,600	6,559
4.795% due 11/25/2047 ~	28	27
4.835% due 02/25/2037 •	82	76
4.855% due 05/25/2047 •	88	78
4.875% due 09/25/2037 •	101	105
4.895% due 05/25/2037 •	1,568	1,516
4.915% due 04/25/2037 ~	177	155
4.975% due 03/25/2036 •	210	185
5.175% due 08/25/2047 •	163	158
5.395% due 02/25/2036 •	1,562	1,522
5.470% due 12/25/2035 •	145	143
6.385% due 08/25/2035 •	3,000	2,782
6.867% due 09/25/2046 þ	1,756	1,247

Countrywide Partnership Trust
5.335% due 02/25/2035 •	854	843

Credit-Based Asset Servicing & Securitization LLC
4.955% due 03/25/2036 •	728	660

Ellington Loan Acquisition Trust
5.535% due 05/25/2037 •	2,239	2,184

EMC Mortgage Loan Trust
5.735% due 02/25/2041 ~	3	3

Encore Credit Receivables Trust
5.170% due 09/25/2035 •	5	5

Fieldstone Mortgage Investment Trust
4.815% due 05/25/2036 ~	91	67
4.975% due 05/25/2036 •	2,087	1,519

Fremont Home Loan Trust
4.575% due 11/25/2036 •	2,273	1,334
4.595% due 08/25/2036 ~	9,588	3,014
4.705% due 10/25/2036 •	373	338
4.735% due 10/25/2036 •	704	282
4.775% due 02/25/2037 ~	4,533	1,434
5.170% due 01/25/2035 ~	47	46
5.485% due 11/25/2034 •	851	800

GE-WMC Asset-Backed Pass-Through Certificates
5.075% due 12/25/2035 •	7,224	6,984

GSAA Home Equity Trust
3.939% due 03/25/2036 •	153	21
4.535% due 05/25/2037 •	173	61

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.575% due 03/25/2036 ~	$131	$43
4.675% due 06/25/2036 •	56	11
4.835% due 03/25/2037 •	1,322	367
5.075% due 04/25/2047 •	250	109
5.500% due 06/25/2035 •	44	43
5.995% due 03/25/2046 •	1,233	452
6.795% due 06/25/2036 þ	237	54

GSAMP Trust
4.525% due 01/25/2037 ~	973	583
4.535% due 12/25/2046 •	128	60
4.575% due 12/25/2036 ~	2,252	1,198
4.605% due 12/25/2036 •	265	131
4.615% due 11/25/2035 ~	1	0
4.635% due 12/25/2046 •	93	44
4.695% due 12/25/2046 •	4,862	2,445
4.735% due 09/25/2036 •	3,646	1,258
4.735% due 12/25/2046 •	462	219
4.835% due 01/25/2047 •	1,414	728
4.895% due 01/25/2037 •	3,394	2,903
4.915% due 03/25/2046 •	49	48
4.935% due 05/25/2046 •	396	378
6.235% due 06/25/2035 ~	176	171

Home Equity Asset Trust
5.110% due 02/25/2036 ~	141	138

Home Equity Loan Trust
4.665% due 04/25/2037 ~	3,693	3,555
4.775% due 04/25/2037 •	314	276

HSI Asset Securitization Corp. Trust
4.635% due 07/25/2036 ~	107	47
4.655% due 12/25/2036 •	779	197
4.795% due 04/25/2037 •	736	480
4.915% due 11/25/2035 •	447	417

IXIS Real Estate Capital Trust
4.835% due 03/25/2036 •	167	88
4.895% due 01/25/2037 •	10,857	3,715

JP Morgan Mortgage Acquisition Corp.
4.645% due 10/25/2036 •	51	51
4.735% due 07/25/2036 ~	54	23
5.035% due 07/25/2036 •	1,874	1,815

Long Beach Mortgage Loan Trust
4.735% due 05/25/2036 ~	47	25
4.755% due 12/25/2036 •	335	228
4.775% due 12/25/2036 •	251	87
4.875% due 02/25/2036 •	236	233
4.955% due 08/25/2045 ~	17	17
4.975% due 05/25/2046 •	318	96
5.035% due 01/25/2036 •	6,707	6,158
5.350% due 08/25/2035 •	5,466	5,025
5.410% due 04/25/2035 ~	31	31

MASTR Asset-Backed Securities Trust
4.535% due 01/25/2037 •	1,169	332
4.635% due 10/25/2036 •	7,811	3,814
4.655% due 11/25/2036 •	475	144
4.755% due 10/25/2036 •	246	120
4.855% due 05/25/2037 •	1,015	984
4.915% due 03/25/2036 ~	35	21
5.185% due 10/25/2035 ~	6,913	6,599
7.135% due 07/25/2034 •	146	136

MASTR Specialized Loan Trust
5.560% due 11/25/2035 •	444	423

Merrill Lynch Mortgage Investors Trust
4.521% due 03/25/2037 •	60,699	14,820
4.655% due 07/25/2037 •	347	150
4.655% due 08/25/2037 ~	2,262	1,111
4.935% due 07/25/2037 •	178	39
4.955% due 02/25/2037 •	626	177

Morgan Stanley ABS Capital, Inc. Trust
4.515% due 11/25/2036 •	357	201
4.525% due 01/25/2037 •	258	118
4.545% due 12/25/2036 •	6,136	3,104
4.545% due 03/25/2037 •	525	223
4.565% due 10/25/2036 •	17	16
4.565% due 01/25/2037 ~	204	93
4.565% due 02/25/2037 •	2,529	1,800
4.570% due 11/25/2036 •	352	221
4.615% due 03/25/2037 •	842	358
4.645% due 01/25/2037 •	186	85
4.650% due 03/25/2037 •	2,603	1,028

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.665% due 10/25/2036 •	$541	$281
4.665% due 11/25/2036 ~	1,440	813
4.715% due 08/25/2036 •	344	172
4.755% due 09/25/2036 •	581	255
4.795% due 02/25/2037 ~	15,240	4,864
4.935% due 04/25/2036 •	1,925	1,828
5.140% due 12/25/2034 ~	19	19
5.290% due 03/25/2034 ~	708	715
5.365% due 07/25/2035 •	449	437
8.235% due 02/25/2047 •	82	68

Morgan Stanley Dean Witter Capital, Inc. Trust
5.415% due 02/25/2033 •	29	30

Morgan Stanley Home Equity Loan Trust
4.535% due 12/25/2036 ~	903	432

Morgan Stanley Mortgage Loan Trust
4.615% due 12/25/2036 •	3,477	1,202
4.775% due 11/25/2036 •	28	8

Nationstar Home Equity Loan Trust
4.975% due 09/25/2036 •	5,703	5,623

New Century Home Equity Loan Trust
5.215% due 03/25/2035 •	299	297
5.410% due 11/25/2034 •	23	27

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.095% due 10/25/2036 ~	137	30
6.532% due 10/25/2036 þ	169	36

NovaStar Mortgage Funding Trust
4.635% due 09/25/2037 •	225	220
4.755% due 10/25/2036 •	188	83
5.515% due 06/25/2035 •	6	6

Option One Mortgage Loan Trust
4.535% due 07/25/2036 •	3,547	1,545
4.565% due 07/25/2037 •	4,973	3,175
4.575% due 01/25/2037 ~	4,184	2,450
4.575% due 03/25/2037 •	1,615	1,473
4.655% due 04/25/2037 ~	490	345
4.655% due 05/25/2037 •	374	225
4.975% due 01/25/2036 •	1,625	1,524
5.215% due 02/25/2035 •	195	186

Ownit Mortgage Loan Trust
5.260% due 08/25/2036 •	10,253	9,196
5.335% due 10/25/2036 •	23	22

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.485% due 10/25/2034 ~	16	15
6.160% due 02/25/2035 •	7,592	6,944
6.235% due 12/25/2034 •	19	18
6.310% due 12/25/2034 •	4,101	3,858

Popular ABS Mortgage Pass-Through Trust
4.930% due 07/25/2036 •	229	218
5.305% due 02/25/2036 •	3,456	3,265

Renaissance Home Equity Loan Trust
5.535% due 09/25/2037 •	160	65
5.586% due 11/25/2036 þ	2,157	712
5.612% due 04/25/2037 þ	368	96

Residential Asset Mortgage Products Trust
4.875% due 12/25/2035 ~	13	12
5.125% due 10/25/2035 ~	18	18

Residential Asset Securities Corp. Trust
4.705% due 08/25/2036 ~	261	257
5.015% due 06/25/2033 ~	41	38
5.095% due 12/25/2035 •	2,623	2,570
5.320% due 12/25/2035 •	17,408	15,783
5.680% due 02/25/2035 •	4,966	4,846

Saxon Asset Securities Trust
4.885% due 09/25/2036 •	8,365	6,899

Securitized Asset-Backed Receivables LLC Trust
4.915% due 07/25/2036 •	731	287
5.080% due 10/25/2035 •	2,001	1,620
5.155% due 10/25/2035 •	1,317	1,136

SG Mortgage Securities Trust
4.715% due 10/25/2036 •	91	83
5.320% due 10/25/2035 •	5,879	4,876

Soundview Home Loan Trust
4.515% due 06/25/2037 ~	46	30
4.605% due 07/25/2037 ~	192	169

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	19

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.605% due 08/25/2037 ~	$625	$542
4.635% due 06/25/2037 •	718	487
4.795% due 02/25/2037 ~	2,060	553
4.900% due 02/25/2036 •	721	675
4.955% due 02/25/2037 •	118	32
5.335% due 10/25/2037 ~	3,621	2,748
5.735% due 10/25/2037 •	1,067	815

Structured Asset Investment Loan Trust
4.585% due 09/25/2036 ~	4	4
4.615% due 09/25/2036 ~	6,008	3,699
4.695% due 07/25/2036 ~	24	18
5.055% due 01/25/2036 ~	55	51
5.215% due 02/25/2035 •	427	421
5.365% due 06/25/2035 •	203	196
5.385% due 08/25/2033 •	124	122
7.585% due 08/25/2033 •	120	109

Structured Asset Securities Corp. Mortgage Loan Trust
4.595% due 03/25/2036 •	7	7
4.745% due 08/25/2046 •	2,742	2,489
4.855% due 02/25/2037 •	238	233

WaMu Asset-Backed Certificates WaMu Trust
4.660% due 05/25/2037 •	85	79
4.675% due 05/25/2037 ~	359	317

Washington Mutual Asset-Backed Certificates Trust
4.555% due 11/25/2036 •	689	217
4.745% due 08/25/2036 •	1,524	1,465

Wells Fargo Home Equity Asset-Backed Securities Trust
5.185% due 12/25/2035 •	254	253

		296,550

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
5.155% due 04/25/2037 •	31	8

Structured Asset Securities Corp. Mortgage Loan Trust
4.775% due 12/25/2036 •	6	7

		15

WHOLE LOAN COLLATERAL 3.6%

Bear Stearns Asset-Backed Securities Trust
6.421% due 10/25/2036 •	3	3

Citigroup Mortgage Loan Trust
4.855% due 08/25/2036 ~	2,769	2,728
4.885% due 10/25/2036 •	46	46
7.250% due 05/25/2036 þ	314	157

First Franklin Mortgage Loan Trust
4.540% due 10/25/2036 •	10,962	9,954
4.595% due 11/25/2036 •	28	28
4.745% due 09/25/2036 •	5,937	5,504
4.915% due 04/25/2036 •	2,757	2,473
4.935% due 06/25/2036 •	3,500	3,170
5.155% due 11/25/2035 •	302	282

GSRPM Mortgage Loan Trust
5.785% due 03/25/2035 •	911	970

Lehman XS Trust
4.755% due 05/25/2036 •	54	47

PRET LLC
4.744% due 07/25/2051 þ	2,566	2,556
4.843% due 09/25/2051 þ	7,267	7,241
4.868% due 07/25/2051 þ	1,782	1,781
5.487% due 10/25/2051 ~	832	832
5.487% due 10/25/2051 þ	4,735	4,736
6.721% due 07/25/2051 þ	7,214	7,221

PRPM LLC
6.720% due 02/25/2027 þ	5,013	5,020

RAAC Trust
5.140% due 02/25/2036 •	5,707	5,482

Residential Asset Mortgage Products Trust
5.035% due 03/25/2036 •	83	82
5.685% due 10/25/2034 •	925	861
6.015% due 08/25/2034 •	2,535	2,541

Securitized Asset-Backed Receivables LLC Trust
4.535% due 10/25/2036 •	22,838	7,585
4.595% due 08/25/2036 •	2,090	680
4.775% due 08/25/2036 •	16	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.095% due 08/25/2035 ~		$33	$25
5.395% due 01/25/2036 •		200	188
5.485% due 03/25/2035 •		32	32

Specialty Underwriting & Residential Finance Trust
4.575% due 11/25/2037 •		2,118	1,150
4.735% due 06/25/2037 •		35	21
4.735% due 09/25/2037 •		252	172
4.785% due 04/25/2037 •		2,583	1,894
5.035% due 12/25/2036 ~		174	170

			75,637

OTHER ABS 9.0%

ACAS CLO Ltd.
5.445% due 10/18/2028 ~		35	35

Anchorage Credit Funding Ltd.
2.723% due 04/27/2039		700	649
2.871% due 01/28/2039		500	471
2.875% due 07/27/2039		500	464
3.000% due 01/21/2040		600	561
3.177% due 10/25/2038		1,200	1,154
3.900% due 07/28/2037		1,157	1,144
3.928% due 04/25/2038		600	582
4.300% due 07/25/2036		635	627
4.430% due 07/25/2037		478	469
4.620% due 04/25/2037		372	372

Ares CLO Ltd.
5.623% due 04/17/2033 •		6,700	6,710

Ascent Education Funding Trust
6.140% due 10/25/2050		812	834

Atlas Senior Loan Fund Ltd.
5.377% due 10/20/2034 •		2,500	2,490

BHG Securitization Trust
5.260% due 04/17/2036		3,000	3,010

Black Diamond CLO DAC
3.536% due 05/15/2032 •	EUR	5,413	5,860

Blackrock European CLO DAC
3.405% due 10/15/2031 •		3,027	3,271

BlueMountain CLO Ltd.
5.490% due 10/25/2030 ~		$4,193	4,195

Cairn CLO DAC
3.282% due 01/31/2030 •	EUR	601	648
3.565% due 10/15/2031 •		2,448	2,649

Carlyle Euro CLO DAC
3.446% due 08/15/2032 •		7,606	8,228

Carlyle U.S. CLO Ltd.
5.452% due 10/15/2031 ~		$3,463	3,464

CBAM Ltd.
5.675% due 04/20/2032 ~		717	717

Centerbridge Credit Funding Ltd.
3.164% due 07/25/2039		600	570

CRB Securitization Trust
6.960% due 10/20/2033		1,241	1,249

CVC Cordatus Loan Fund DAC
3.131% due 09/15/2031 •	EUR	2,552	2,758
3.394% due 07/21/2030 •		343	371
3.871% due 10/23/2034 •		5,752	6,227

Diameter Capital CLO Ltd.
5.912% due 04/15/2037 •		$5,000	5,007

DLLAA LLC
5.930% due 07/20/2026		354	355

ECMC Group Student Loan Trust
5.454% due 07/25/2069 •		235	235

Euro-Galaxy CLO DAC
3.291% due 04/24/2034 •	EUR	3,140	3,392

Galaxy CLO Ltd.
5.534% due 10/15/2030 •		$48	48

GoldenTree Loan Management U.S. CLO Ltd.
5.447% due 04/24/2031 •		4,197	4,196

Harvest CLO DAC
3.425% due 10/15/2031 •	EUR	1,668	1,803

Home Partners of America Trust
1.901% due 12/17/2026		$851	815

Invesco Euro CLO DAC
3.435% due 07/15/2031 •	EUR	810	875

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jubilee CLO DAC
3.435% due 04/15/2031 •	EUR	5,543	$5,947

KKR CLO Ltd.
5.964% due 04/15/2031 •		$3,850	3,859

Man GLG Euro CLO DAC
3.191% due 12/15/2031 •	EUR	4,302	4,652

Massachusetts Educational Financing Authority
5.768% due 04/25/2038 ~		$5	5

Navesink CLO Ltd.
5.572% due 04/15/2036 •		5,300	5,294

Navient Private Education Refi Loan Trust
3.480% due 04/15/2060		3,000	2,803

Nelnet Student Loan Trust
4.875% due 09/27/2066 •		887	887
6.544% due 02/20/2041 •		853	873
6.640% due 02/20/2041		778	805

OCP CLO Ltd.
5.675% due 07/20/2029 •		5	5

Octagon Investment Partners Ltd.
5.343% due 01/20/2035 •		2,200	2,198
5.443% due 10/20/2030 •		2,842	2,843

Oportun Issuance Trust
5.860% due 02/09/2032		1,463	1,466

OZLM Ltd.
6.005% due 07/20/2032 •		6,650	6,660
6.255% due 07/20/2032 •		4,050	4,058

Pagaya AI Debt Grantor Trust
5.329% due 10/15/2032		5,100	5,102
5.628% due 07/15/2032		5,650	5,685

Pagaya AI Debt Selection Trust
6.258% due 10/15/2031		1,156	1,165
6.660% due 07/15/2031		888	897
7.549% due 07/15/2031		600	602
7.573% due 08/15/2031		3,260	3,310

Palmer Square European Loan Funding DAC
3.806% due 08/15/2033 •	EUR	4,832	5,224

Pikes Peak CLO
5.513% due 10/11/2034 •		$3,400	3,394

Reach ABS Trust
5.340% due 08/16/2032		1,000	1,008
6.300% due 02/18/2031		136	136

Romark Credit Funding Ltd.
2.625% due 10/25/2039		500	465

Sculptor European CLO DAC
3.835% due 10/15/2034 •	EUR	11,010	11,905

SLM Student Loan Trust
3.073% due 10/25/2039 •		620	631

SMB Private Education Loan Trust
1.310% due 07/17/2051		$4,397	4,093
4.550% due 02/16/2055		9,680	9,486
5.897% due 11/15/2052 •		1,081	1,094

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		458	440

Sound Point CLO Ltd.
5.542% due 07/25/2030 •		418	418

Upstart Pass-Through Trust
3.800% due 04/20/2030		1,028	1,022

Upstart Securitization Trust
5.500% due 06/20/2032		1,963	1,962

Venture CLO Ltd.
5.605% due 07/20/2030 •		1,814	1,814

Vibrant CLO Ltd.
6.255% due 07/20/2032 •		9,125	9,142

			187,855

Total Asset-Backed Securities (Cost $734,406)			682,098

SOVEREIGN ISSUES 8.9%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	5,825,000	5,836

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (e)	BRL	89,100	15,118
0.000% due 10/01/2025 (e)		61,300	10,024

20	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colombian TES
6.000% due 04/28/2028	COP	29,655,000	$6,306

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	4,000	2,944

Czech Republic Government International Bond
4.200% due 12/04/2036	CZK	37,900	1,619

Egypt Government International Bond
21.954% due 03/04/2028	EGP	169,400	3,430

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	48,847	2,086
3.000% due 12/03/2026 (f)		106,116	4,991
4.000% due 11/30/2028 (f)		22,402	1,061
4.000% due 08/24/2034 (f)		217,117	9,889
6.000% due 05/13/2030		$700	715
6.875% due 05/13/2037		1,400	1,436
7.375% due 05/13/2055		500	512
8.000% due 11/07/2047	MXN	68,700	2,774
8.500% due 03/01/2029		47,400	2,292

Peru Government International Bond
5.400% due 08/12/2034	PEN	41,300	10,257
6.150% due 08/12/2032		126,900	34,704
6.900% due 08/12/2037		13,500	3,630
6.950% due 08/12/2031		5,800	1,688
7.300% due 08/12/2033		14,100	4,053
7.600% due 08/12/2039		2,700	761

Province of Quebec
4.450% due 09/01/2034	CAD	27,400	20,334

Republic of Poland Government International Bond
4.750% due 07/25/2029	PLN	26,100	6,605

Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	54,500	2,640
8.000% due 01/31/2030		73,400	3,837
8.250% due 03/31/2032		33,700	1,690
8.500% due 01/31/2037		44,000	1,996
9.000% due 01/31/2040		200,500	9,043

Saudi Government International Bond
5.625% due 01/13/2035		$11,700	12,035

Turkey Government International Bond
45.031% due 05/20/2026 ~	TRY	800	21
45.031% due 08/19/2026 ~		700	18
45.031% due 05/17/2028 ~		104,700	2,610

Total Sovereign Issues (Cost $184,892)			186,955

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 28.1%

COMMERCIAL PAPER 6.1%

AbbVie, Inc.
4.640% due 04/17/2025	$10,780	$10,757

AES Corp.
4.850% due 04/01/2025	3,910	3,910

Alimentation Couche-Tard, Inc.
4.570% due 04/10/2025	6,750	6,741
4.640% due 04/09/2025	4,140	4,135

Broadcom, Inc.
4.560% due 04/10/2025	9,270	9,258

Canadian Natural Resources Ltd.
4.850% due 04/28/2025 (c)	7,310	7,285

Constellation Brands, Inc.
4.700% due 04/11/2025	10,500	10,485

Crown Castle, Inc.
4.830% due 04/15/2025	800	798
4.910% due 04/29/2025	7,051	7,023
4.910% due 05/06/2025 (c)	800	796

Dominion Energy, Inc.
4.550% due 04/14/2025	2,520	2,516

Enbridge U.S., Inc.
4.550% due 04/16/2025	1,570	1,567
4.560% due 04/04/2025	940	940
4.640% due 04/25/2025	910	907
4.650% due 04/14/2025	8,700	8,685

Global Payments, Inc.
5.000% due 04/21/2025	8,940	8,914

Jones Lang LaSalle Finance BV
4.650% due 04/08/2025	11,110	11,099

Keurig Dr. Pepper, Inc.
4.600% due 04/23/2025	11,230	11,197

Kinder Morgan, Inc.
4.600% due 04/14/2025	10,600	10,580

Northrop Grumman Corp.
4.590% due 05/28/2025	11,130	11,048

		128,641

	SHARES
MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (g)	444,164	444

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (h) 21.0%
		$441,600

U.S. TREASURY BILLS 0.9%
4.301% due 04/10/2025 - 06/26/2025 (d)(e)(k)(m)	$18,317	18,209

U.S. GOVERNMENT AGENCIES 0.1%

Fannie Mae
5.210% due 04/01/2035 (c)	2,136	2,194

Total U.S. Government Agencies (Cost $2,187)		2,194

Total Short-Term Instruments (Cost $591,096)		591,088

Total Investments in Securities (Cost $3,320,829)		3,241,506

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	3,179	31

Total Short-Term Instruments (Cost $31)		31

Total Investments in Affiliates (Cost $31)		31

Total Investments 154.4% (Cost $3,320,860)		$3,241,537

Financial Derivative Instruments (j)(l) (0.0)% (Cost or Premiums, net $25,511)		(135)

Other Assets and Liabilities, net (54.4)%		(1,141,902)

Net Assets 100.0%		$2,099,500

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Coupon represents a 7-Day Yield.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	21

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.380%	04/01/2025	04/02/2025	$195,100	U.S. Treasury Notes 4.000% due 12/15/2027	$(199,234)	$195,100	$195,100
	4.410	03/31/2025	04/01/2025	13,700	U.S. Treasury Notes 2.750% due 04/30/2027	(13,966)	13,700	13,702
	4.420	03/31/2025	04/01/2025	223,500	U.S. Treasury Notes 4.000% due 12/15/2027	(228,236)	223,500	223,527
TDM	4.450	03/31/2025	04/01/2025	9,300	U.S. Treasury Notes 4.000% due 02/15/2034	(9,519)	9,300	9,301

Total Repurchase Agreements						$(450,955)	$441,600	$441,630

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BRC	1.900%	03/12/2025	TBD	(3)	EUR	(169)	$(183)

Total Reverse Repurchase Agreements							$(183)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.2)%
Uniform Mortgage-Backed Security, TBA	3.500%	05/01/2055	$97,800	$(87,776)	$(88,154)

Total Short Sales (4.2)%				$(87,776)	$(88,154)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$432,329	$0	$0	$432,329	$(441,436)	$(9,107)
BRC	0	(183)	0	(183)	183	0
TDM	9,301	0	0	9,301	(9,519)	(218)

Total Borrowings and Other Financing Transactions	$441,630	$(183)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(183)	$(183)

Total Borrowings	$0	$0	$0	$(183)	$(183)

Payable for reverse repurchase agreements					$(183)

(i)	Securities with an aggregate market value of $183 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(4,979) at a weighted average interest rate of 5.286%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

22	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$	109.000	04/25/2025	27	$	27	$(7)	$(2)
Put - CBOE U.S. Treasury 10-Year Note May Futures		109.500	04/25/2025	14		14	(3)	(2)
Put - CBOE U.S. Treasury 10-Year Note May Futures		110.000	04/25/2025	46		46	(13)	(10)
Call - CBOE U.S. Treasury 10-Year Note May Futures		112.000	04/25/2025	27		27	(9)	(15)
Call - CBOE U.S. Treasury 10-Year Note May Futures		112.250	04/25/2025	14		14	(4)	(6)
Call - CBOE U.S. Treasury 10-Year Note May Futures		112.500	04/25/2025	46		46	(15)	(17)

Total Written Options							$(51)	$(52)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2025	1	$139	$(3)	$1	$0
Euro-Buxl 30-Year Bond June Futures	06/2025	1	129	(8)	1	0
U.S. Treasury 5-Year Note June Futures	06/2025	2,343	253,410	1,201	0	(74)
U.S. Treasury Long-Term Bond June Futures	06/2025	273	32,018	319	51	0

				$1,509	$53	$(74)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2025	1,517	$(168,719)	$(756)	$0	$(24)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	158	(18,032)	(210)	0	(15)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	95	(11,614)	(46)	0	(41)

				$(1,012)	$0	$(80)

Total Futures Contracts				$497	$53	$(154)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2025	0.287%	$	500	$6	$(3)	$3	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.346		7,100	114	(56)	58	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514		2,200	(12)	45	33	0	(1)
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.269		5,000	37	(9)	28	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.401		5,700	74	(15)	59	0	(2)
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.328	EUR	1,900	11	0	11	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.204		800	5	0	5	0	0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2031	1.211		3,100	(61)	19	(42)	0	(17)
General Electric Co.	1.000	Quarterly	06/20/2026	0.077	$	5,100	34	24	58	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097		500	6	2	8	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.462		4,890	970	(591)	379	0	(4)
General Motors Co.	5.000	Quarterly	06/20/2028	0.838		5,855	705	41	746	3	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.127	EUR	200	(19)	20	1	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2025	0.318		13,300	160	(84)	76	0	0

							$2,030	$(607)	$1,423	$3	$(25)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	23

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	(1.000)%	Quarterly	12/20/2029	$	148,830	$(3,433)	$569	$(2,864)	$0	$(1)
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030		113,600	(2,273)	184	(2,089)	0	(2)

						$(5,706)	$753	$(4,953)	$0	$(3)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	125,400	$(3,591)	$(125)	$(3,716)	$547	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		800	(4)	17	13	7	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		500	(2)	23	21	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$	175,700	2,595	(768)	1,827	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		137,320	(316)	1,117	801	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		119,600	0	106	106	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		109,250	1,089	1,645	2,734	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		136,730	0	923	923	82	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		3,200	(6)	(20)	(26)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		94,750	1,270	3,098	4,368	0	(102)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		65,390	802	9,004	9,806	0	(69)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		106,530	888	464	1,352	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		30,700	89	(144)	(55)	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		121,830	7,706	631	8,337	0	(43)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		4,600	(16)	(82)	(98)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		77,250	(478)	909	431	0	(49)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		800	(3)	19	16	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		1,700	(5)	27	22	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		1,400	(4)	11	7	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		800	(2)	7	5	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		1,100	(3)	13	10	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		1,500	(4)	19	15	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		1,500	(4)	20	16	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		1,900	(5)	36	31	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		2,900	(8)	80	72	9	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		800	(2)	24	22	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		1,700	(5)	50	45	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		1,300	(5)	(20)	(25)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		750	(3)	(5)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		1,400	(5)	(11)	(16)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		600	(2)	(3)	(5)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		1,800	(6)	(10)	(16)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		1,500	(5)	(12)	(17)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		1,500	(5)	(12)	(17)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		2,200	(6)	(32)	(38)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		2,600	(8)	(28)	(36)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		1,800	(5)	(13)	(18)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		43,400	718	224	942	0	(183)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/18/2040		8,000	360	(25)	335	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2044		24,400	381	361	742	0	(133)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		22,900	348	292	640	0	(152)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		26,400	1,424	3,885	5,309	0	(167)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		24,890	(558)	2,178	1,620	0	(181)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		67,460	1,045	3,060	4,105	0	(166)
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	26,233,300	0	178	178	0	(7)
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034	EUR	1,000	(3)	(20)	(23)	0	(4)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		400	(1)	(7)	(8)	0	(2)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		800	(2)	(7)	(9)	0	(3)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,100	(3)	(8)	(11)	0	(4)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		900	(2)	26	24	0	(3)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		900	(2)	(20)	(22)	4	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	26,100	0	(144)	(144)	0	(18)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	61,000	34	778	812	265	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	5,825,000	0	23	23	0	(7)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	42,200	0	2	2	0	(11)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	EUR	6,180	1	(54)	(53)	14	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		600	(3)	(33)	(36)	0	(2)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		600	(3)	(34)	(37)	0	(2)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		900	(4)	(38)	(42)	0	(4)

24	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	3.063%	Annual	12/06/2033	EUR	900	$(4)	$(33)	$(37)	$0	$(4)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(24)	(27)	0	(4)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		700	(2)	(10)	(12)	0	(3)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		1,100	(3)	(42)	(45)	5	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		1,000	(3)	26	23	0	(4)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		1,300	(3)	(24)	(27)	5	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		900	(2)	(14)	(16)	4	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		1,000	(3)	(1)	(4)	4	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		900	(2)	(9)	(11)	4	0
Pay(6)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		700	(2)	(10)	(12)	0	(12)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		62,540	(2,094)	(412)	(2,506)	265	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		25,700	2,017	78	2,095	0	(202)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	31,300	0	(8)	(8)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		42,900	0	(12)	(12)	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		44,700	0	(76)	(76)	0	(1)
Receive(6)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		42,900	0	(104)	(104)	0	(1)
Receive(6)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		31,300	0	(73)	(73)	0	(1)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	CAD	2,000	0	(8)	(8)	0	(5)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2034		15,200	(2)	(193)	(195)	0	(35)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		14,400	13	(280)	(267)	0	(33)
Receive	CPURNSA	0.000	Maturity	03/25/2030	$	13,100	0	67	67	12	0
Receive	CPURNSA	0.000	Maturity	03/27/2030		38,600	0	156	156	36	0

							$13,568	$26,569	$40,137	$1,328	$(1,785)

Total Swap Agreements							$9,892	$26,715	$36,607	$1,331	$(1,813)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$53	$1,331	$1,384	$(52)	$(154)	$(1,813)	$(2,019)

(k)

Securities with an aggregate market value of $54,099 and cash of $19,795 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	25

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	182,552		$1,222	$5	$0
	04/2025		$49,455	AUD	78,177	0	(606)
	04/2025		2,046	JPY	308,602	12	0
	04/2025		2,075	SGD	2,775	0	(10)
	05/2025	AUD	78,177		$49,466	605	0
	05/2025	CNH	21,113		2,883	0	(31)
	05/2025	JPY	307,567		2,046	0	(12)
	05/2025	SGD	2,771		2,075	10	0
	05/2025		$11,112	CNH	80,466	5	(12)
	06/2025	CNH	46,033		$6,298	0	(71)
	07/2025		40,044		5,558	10	(2)
	08/2025		40,050		5,554	0	(9)

BOA	04/2025	CZK	3,028		124	0	(8)
	04/2025	IDR	6,513,832		394	2	0
	04/2025	KRW	902,278		615	3	0
	04/2025	NOK	1,650		148	0	(9)
	04/2025		$1,230	AUD	1,978	6	0
	04/2025		4,249	EUR	3,905	0	(27)
	04/2025		394	IDR	6,513,832	0	(2)
	04/2025		4,617	ZAR	83,867	0	(48)
	04/2025	ZAR	43,783		$2,395	9	0
	05/2025	CNH	20,644		2,820	0	(29)
	05/2025	HKD	39,786		5,121	2	0
	05/2025	IDR	9,030,987		542	1	0
	05/2025		$622	INR	53,425	2	0
	06/2025	CNH	34,282		$4,724	1	(20)
	06/2025		$813	KRW	1,185,486	0	(6)
	06/2025		360	MXN	7,380	0	(3)
	06/2025		9,021	PLN	34,856	0	(43)
	08/2025	TWD	870		$27	0	0
	08/2025		$2,228	TWD	72,688	0	(20)

BPS	04/2025	AUD	10,794		$6,802	57	0
	04/2025	BRL	57,819		10,053	0	(79)
	04/2025	CAD	12,351		8,629	46	0
	04/2025	CZK	42,068		1,730	0	(93)
	04/2025	EUR	173,785		182,239	0	(5,674)
	04/2025	IDR	59,936,918		3,616	17	0
	04/2025	JPY	1,825,552		12,246	75	0
	04/2025	KRW	15,812,382		10,800	60	0
	04/2025	SGD	522		392	3	0
	04/2025	TRY	22,892		579	0	(5)
	04/2025	TWD	1,002,631		30,498	305	0
	04/2025		$1,258	AUD	1,987	0	(16)
	04/2025		10,085	BRL	57,819	49	(1)
	04/2025		12,060	IDR	198,352,843	0	(159)
	04/2025		5,341	INR	463,561	76	0
	04/2025		1,291	JPY	194,110	3	0
	04/2025		4,753	KRW	6,902,342	0	(66)
	04/2025		877	NOK	9,203	0	(2)
	04/2025		1,326	SGD	1,777	0	(4)
	04/2025		19,871	TWD	652,684	0	(216)
	04/2025	ZAR	75,814		$4,132	10	(8)
	05/2025	CHF	55,479		62,899	0	(37)
	05/2025	CNH	75,171		10,345	3	(32)
	05/2025	IDR	27,008,731		1,624	5	0
	05/2025	JPY	193,459		1,291	0	(3)
	05/2025	NOK	9,202		877	2	0
	05/2025	SGD	1,774		1,326	4	0
	05/2025		$2,271	IDR	37,690,160	0	(12)
	05/2025		5,596	INR	480,062	7	0
	06/2025	CNH	60,279		$8,273	0	(67)
	06/2025	KRW	4,904,830		3,443	103	0
	06/2025	PLN	767		199	1	0
	06/2025	TRY	139,113		3,538	184	0
	06/2025		$1,589	CNH	11,478	0	(1)
	06/2025		8,157	PLN	31,724	57	(46)

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025	TWD	170,513		$5,247	$82	$0
	08/2025		438,776		13,430	102	0
	10/2025	BRL	24,400		4,075	1	(20)

BRC	04/2025	ILS	18,579		5,016	18	0
	04/2025	INR	14,732		168	0	(4)
	04/2025	NOK	15,230		1,366	0	(81)
	04/2025	TRY	3,934		99	0	(2)
	04/2025	TWD	23,778		720	4	0
	04/2025		$40,376	GBP	31,159	0	(126)
	04/2025		2,473	IDR	40,483,412	0	(45)
	04/2025		399	ILS	1,463	0	(5)
	04/2025		172	INR	14,715	0	0
	04/2025		6,061	TRY	233,946	1	(92)
	05/2025	GBP	31,159		$40,373	126	0
	05/2025	INR	14,757		172	0	0
	05/2025	NOK	7,895		750	0	0
	05/2025	TRY	8,565		217	1	(1)
	05/2025		$385	TRY	15,031	0	(9)
	06/2025	TRY	42,256		$1,015	3	(5)
	06/2025		$42	PLN	163	0	0
	06/2025		5,584	TRY	220,580	0	(267)

BSH	04/2025	AUD	75,160		$47,619	655	0
	04/2025	PEN	11,219		2,953	0	(99)
	04/2025		$16,371	JPY	2,458,587	21	0
	05/2025	JPY	2,450,306		$16,371	0	(21)
	05/2025	PEN	2,264		598	0	(18)
	06/2025		$1,227	PLN	4,725	0	(11)
	07/2025	PEN	11,740		$3,129	0	(57)

CBK	04/2025	BRL	310,141		54,469	189	(69)
	04/2025	CHF	8,289		9,421	52	0
	04/2025	COP	28,060,661		6,407	0	(302)
	04/2025	DKK	17,514		2,465	0	(73)
	04/2025	EUR	1,278		1,381	0	(1)
	04/2025	IDR	58,362,767		3,518	14	0
	04/2025	ILS	14,270		3,915	76	0
	04/2025	INR	123,931		1,444	0	(6)
	04/2025	JPY	294,200		2,000	39	0
	04/2025	PEN	17,555		4,716	0	(63)
	04/2025	TWD	727,008		22,189	295	0
	04/2025		$1,274	AUD	2,026	0	(8)
	04/2025		54,043	BRL	310,141	306	0
	04/2025		63,313	CAD	90,185	0	(640)
	04/2025		2,491	CHF	2,195	0	(10)
	04/2025		6,738	COP	28,252,627	17	0
	04/2025		1,841	GBP	1,420	0	(7)
	04/2025		6,558	IDR	107,421,728	0	(112)
	04/2025		1,851	INR	158,718	2	0
	04/2025		1,712	JPY	253,800	0	(19)
	04/2025		286	KRW	418,362	0	(2)
	04/2025		4,644	PEN	16,931	0	(35)
	04/2025		9,252	SEK	92,782	0	(22)
	04/2025		23,326	TWD	764,489	0	(304)
	05/2025	CAD	90,053		$63,313	639	0
	05/2025	IDR	32,557,520		1,960	9	0
	05/2025	PEN	2,005		530	0	(16)
	05/2025	SEK	92,612		9,252	22	0
	05/2025	THB	9		0	0	0
	05/2025		$2,519	HKD	19,560	0	(2)
	05/2025		2,263	IDR	37,596,502	0	(10)
	06/2025	CLP	5,594,929		$5,964	75	0
	06/2025	CNH	16,050		2,215	0	(6)
	06/2025	COP	28,577,401		6,738	0	(18)
	06/2025	KRW	30,921,609		21,508	447	0
	06/2025	PEN	22,829		6,240	38	0
	07/2025	TWD	295,943		9,096	131	0
	07/2025		$54,469	BRL	316,238	68	(189)
	08/2025	PEN	502		$132	0	(4)
	08/2025	TWD	368,163		11,292	109	0
	12/2025	PEN	51,330		13,944	63	(5)

DUB	04/2025	BRL	6,274		1,092	0	(7)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	27

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	CAD	78		$54	$0	$0
	04/2025	CHF	25		28	0	0
	04/2025	IDR	20,613,840		1,248	12	0
	04/2025	ILS	16,004		4,394	89	0
	04/2025	NZD	304		174	1	0
	04/2025	SGD	460		343	1	0
	04/2025		$1,093	BRL	6,274	7	0
	04/2025		7,688	DKK	53,267	32	0
	04/2025		7,717	IDR	127,884,422	0	(46)
	04/2025		946	INR	81,403	4	0
	04/2025		375	NZD	653	0	(4)
	04/2025		56	PEN	202	0	(1)
	04/2025		1,060	SGD	1,420	0	(4)
	05/2025	DKK	53,169		$7,688	0	(32)
	05/2025	IDR	3,964,349		238	1	0
	05/2025	NZD	653		375	4	0
	05/2025	SGD	1,418		1,060	3	0
	05/2025		$1,092	BRL	6,309	6	0
	06/2025	KRW	21,547,605		$14,988	314	0
	08/2025	CNH	94,344		13,125	19	0
	08/2025		$1,311	CNH	9,389	0	(6)
	09/2025	PEN	203		$56	1	0

FAR	04/2025	CHF	48,046		53,902	0	(406)
	04/2025	DKK	27,822		3,922	0	(111)
	04/2025	ILS	14,881		4,099	96	0
	04/2025	JPY	1,392,915		9,335	48	0
	04/2025	NOK	192		17	0	(1)
	04/2025		$98	HUF	36,170	0	(1)
	04/2025		11,684	JPY	1,758,974	44	0
	04/2025		262	TWD	8,580	0	(3)
	04/2025		10	ZAR	189	0	0
	05/2025	JPY	1,753,048		$11,684	0	(44)
	05/2025		$2,834	CNH	20,448	0	(13)
	06/2025		2,621	PLN	10,149	0	(7)
	07/2025	CNH	20,370		$2,835	11	0

GLM	04/2025	BRL	87,886		15,604	238	(35)
	04/2025	CAD	1,300		906	2	0
	04/2025	DKK	39,920		5,902	116	0
	04/2025	IDR	53,142,310		3,200	12	0
	04/2025	KRW	1,464,639		998	4	0
	04/2025	PEN	18,664		4,990	0	(87)
	04/2025	TRY	1,480		37	0	(1)
	04/2025		$14,972	BRL	87,886	429	0
	04/2025		5,337	IDR	87,865,797	0	(66)
	04/2025		390	KRW	570,025	0	(3)
	04/2025	ZAR	18,065		$990	6	0
	05/2025	CNH	20,073		2,741	0	(30)
	05/2025	IDR	15,644,101		938	1	0
	05/2025	PEN	44,960		12,069	0	(157)
	05/2025		$3,200	IDR	53,190,316	0	(12)
	06/2025		4,025	CNH	29,147	10	(2)
	06/2025		998	KRW	1,459,339	0	(4)
	06/2025		369	PLN	1,426	0	(2)
	07/2025	TWD	29,722		$914	13	0
	07/2025		$89	TWD	2,880	0	(1)
	08/2025	CNH	14,477		$2,019	8	0
	10/2025	BRL	36,900		6,068	0	(122)
	12/2025	PEN	7,317		1,990	11	0

JPM	04/2025	BRL	51,083		8,903	4	(53)
	04/2025	IDR	5,926,310		359	3	0
	04/2025	ILS	15,050		4,136	87	0
	04/2025	INR	1,843		21	0	0
	04/2025	JPY	1,704,528		11,426	62	(1)
	04/2025	SGD	381		286	2	0
	04/2025	TRY	2,854		71	0	(2)
	04/2025	TWD	96,127		2,931	37	0
	04/2025		$1,124	AUD	1,786	0	(8)
	04/2025		8,908	BRL	51,083	44	0
	04/2025		179,772	EUR	166,668	445	0
	04/2025		1,036	IDR	17,034,075	0	(15)

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$1,483	INR	127,957	$11	$0
	04/2025		4,299	JPY	648,807	26	0
	04/2025		286	KRW	418,177	0	(2)
	04/2025		11,288	TWD	370,891	0	(118)
	05/2025	CNH	21,455		$2,937	0	(24)
	05/2025	EUR	163,107		176,213	0	(440)
	05/2025	IDR	10,419,716		628	3	0
	05/2025	JPY	646,632		4,299	0	(26)
	05/2025	PEN	3,264		860	0	(27)
	05/2025		$10,413	CNH	75,483	13	(9)
	06/2025	CNH	6,958		$953	0	(9)
	06/2025	MXN	515,920		24,999	45	0
	06/2025	PLN	10,379		2,683	9	0
	06/2025		$1,745	MXN	35,888	0	(10)
	06/2025		8,376	PLN	32,457	17	(35)
	06/2025		382	TRY	15,105	0	(13)
	07/2025	CNH	38,593		$5,347	3	(5)
	07/2025	TWD	172,593		5,307	79	0
	07/2025		$1,280	BRL	7,487	7	0
	08/2025	CNH	36,543		$5,066	2	(13)
	08/2025	TWD	294,562		9,015	68	0

MBC	04/2025	CHF	1,242		1,403	0	(1)
	04/2025	EUR	632		689	6	0
	04/2025	JPY	241,400		1,600	0	(10)
	04/2025	SEK	93,111		8,779	0	(484)
	04/2025	SGD	3,246		2,430	14	0
	04/2025	TWD	155,901		4,819	124	0
	04/2025		$21	CAD	29	0	0
	04/2025		412	DKK	2,837	0	(1)
	04/2025		4,125	EUR	3,844	55	(24)
	04/2025		3,837	GBP	2,969	1	(3)
	04/2025		4,393	INR	379,952	45	0
	04/2025		7,666	JPY	1,142,600	0	(48)
	04/2025		4,920	TWD	161,644	0	(53)
	05/2025	CAD	29		$21	0	0
	05/2025	CNH	36,211		4,993	2	(7)
	05/2025	DKK	2,832		412	1	0
	05/2025	IDR	6,276,333		378	1	0
	05/2025	JPY	64,156		431	2	0
	05/2025	PEN	3,265		860	0	(27)
	05/2025	THB	23,248		692	5	0
	05/2025		$5,135	CNH	37,228	7	(4)
	06/2025	CNH	2,925		$403	0	(2)
	06/2025	KRW	6,056,824		4,210	84	0
	06/2025		$2,981	PLN	11,506	0	(19)
	07/2025	CNH	18,502		$2,567	3	0
	07/2025	TWD	82,952		2,545	32	0
	08/2025	CNH	18,553		2,568	0	(9)
	08/2025	TWD	77,716		2,375	15	0
	08/2025		$1,333	CNH	9,617	3	0

MYI	04/2025	CAD	78,754		$55,322	593	0
	04/2025	DKK	55,873		8,162	122	(57)
	04/2025	GBP	35,548		45,043	0	(876)
	04/2025	SGD	1,361		1,017	4	0
	04/2025		$1,580	CAD	2,269	0	(3)
	04/2025		18,698	DKK	125,095	0	(567)
	04/2025		1,378	EUR	1,278	3	0
	04/2025		1,117	TWD	36,514	0	(17)
	04/2025		4,679	ZAR	85,533	0	(19)
	05/2025	EUR	1,278		$1,381	0	(3)
	05/2025	IDR	5,711,288		343	1	0
	06/2025		$680	PLN	2,696	15	0
	07/2025	BRL	89,100		$15,178	0	(134)

SCX	04/2025	JPY	118,700		805	13	0
	04/2025	NZD	349		199	1	0
	04/2025	PEN	11,040		2,905	0	(99)
	04/2025	TWD	82,573		2,544	57	0
	04/2025		$3,083	IDR	50,439,504	0	(58)
	04/2025		1,988	JPY	299,620	10	0
	04/2025		286	KRW	417,733	0	(2)
	04/2025		1,425	TWD	46,873	0	(13)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	29

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025	CNH	31,707		$4,398	$23	$0
	05/2025	IDR	2,450,712		147	1	0
	05/2025	JPY	298,615		1,988	0	(10)
	06/2025		$4,699	CNH	33,895	0	(9)
	07/2025	PEN	17,143		$4,593	0	(60)
	08/2025	CNH	13,069		1,825	9	0
	08/2025	TWD	46,485		1,425	13	0

SOG	04/2025	BRL	16,155		2,766	0	(65)
	04/2025		$2,793	BRL	16,155	38	0

UAG	04/2025	DKK	40,100		$5,915	103	0
	04/2025	IDR	6,575,005		396	1	0
	04/2025	JPY	1,369,540		9,205	74	0
	04/2025		$444	IDR	7,349,544	0	(3)
	05/2025		396		6,584,252	0	(2)
	06/2025		949	PLN	3,663	0	(6)

Total Forward Foreign Currency Contracts						$9,336	$(14,988)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	246,600	$1,187	$973
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	45,400	11	1

Total Purchased Options							$1,198	$974

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	3,000	$(4)	$(2)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	3,000	(6)	(4)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	6,300	(8)	(6)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	5,300	(5)	(5)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	5,800	(6)	(7)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	2,700	(3)	(3)

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	2,600	(3)	(3)

						$(35)	$(30)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	1,300	$(3)	$(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	1,300	(3)	0

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	246,600	(440)	(281)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	246,600	(734)	(519)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	900	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	900	(3)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	900	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	900	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	800	(3)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	900	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	900	(3)	(4)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	2,500	(5)	(8)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	2,500	(4)	(2)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	1,400	(5)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	1,400	(5)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	1,900	(8)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	1,900	(8)	(7)

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535%	04/10/2025	$ 3,500	$(15)	$(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	3,500	(15)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	900	(4)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	900	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	1,500	(7)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	1,500	(7)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	1,500	(6)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	1,500	(6)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	1,400	(5)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	1,400	(5)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	1,500	(6)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	1,500	(6)	(6)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	1,100	(5)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	1,100	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	1,000	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	1,000	(4)	0

							$(1,343)	$(922)

Total Written Options							$(1,378)	$(952)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)		Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
											Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—	♦%	$	2,447	$0	$17	$17	$0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦		1,035	0	8	8	0

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326			500	(4)	2	0	(2)

JPM	Hochtief AG	5.000	Quarterly	12/20/2025	0.187		EUR	1,600	370	(307)	63	0

									$366	$(280)	$88	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	8,564	$1,662	$32	$1,694	$0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		10,533	2,088	(4)	2,084	0

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		6,202	1,239	(12)	1,227	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		51,387	10,604	(439)	10,165	0

SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$	7,100	(109)	0	0	(109)

							$15,484	$(423)	$15,170	$(109)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	RADMFENT Index	15,744	4.800% (FEDL01 plus a specified spread)	Monthly	04/16/2025	$26,059	$0	$(97)	$0	$(97)
	Receive	RADMFENT Index	783	5.330% (FEDL01 plus a specified spread)	Monthly	05/21/2025	1,296	0	(15)	0	(15)
	Receive	RADMFXNT Index	1,755	4.810% (FEDL01 plus a specified spread)	Monthly	05/21/2025	3,349	0	(12)	0	(12)
	Receive	RADMFUNT Index	2,651	4.670% (FEDL01 plus a specified spread)	Monthly	08/06/2025	5,059	0	(18)	0	(18)
	Receive	RADMFENT Index	3,984	5.050% (FEDL01 plus a specified spread)	Monthly	10/15/2025	6,594	0	(26)	0	(26)
	Receive	RADMFENT Index	32,853	5.070% (FEDL01 plus a specified spread)	Monthly	11/05/2025	54,378	0	(213)	0	(213)
	Receive	RADMFXNT Index	6,210	4.810% (FEDL01 plus a specified spread)	Monthly	11/05/2025	11,851	0	(44)	0	(44)
	Receive	RADMFXNT Index	12,299	4.860% (FEDL01 plus a specified spread)	Monthly	11/05/2025	23,470	0	(86)	0	(86)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	31

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	RADMFENT Index	30,497	5.010% (FEDL01 plus a specified spread)	Monthly	02/04/2026	$50,479	$0	$(195)	$0	$(195)
	Receive	RADMFENT Index	16,192	5.040%	Monthly	03/04/2026	26,801	0	(94)	0	(94)

CBK	Receive	NDUEEGF Index	68,045	4.570% (FEDL01 plus a specified spread)	Monthly	04/08/2025	39,941	0	111	111	0
	Receive	NDDUEAFE Index	6,288	4.780% (FEDL01 plus a specified spread)	Monthly	05/21/2025	54,305	0	(200)	0	(200)
	Receive	NDDUEAFE Index	11,787	4.660% (FEDL01 plus a specified spread)	Monthly	09/24/2025	101,796	0	(371)	0	(371)
	Receive	NDUEEGF Index	82,962	4.980% (FEDL01 plus a specified spread)	Monthly	11/05/2025	49,005	0	(179)	0	(179)

CIB	Receive	RU20INTR Index	1,111	4.930% (FEDL01 plus a specified spread)	Monthly	04/02/2025	13,015	0	(938)	0	(938)

GST	Receive	RU20INTR Index	3,376	4.780% (FEDL01 plus a specified spread)	Monthly	05/21/2025	36,855	0	(153)	0	(153)
	Receive	RADMFENT Index	6,003	5.020% (FEDL01 plus a specified spread)	Monthly	11/05/2025	9,936	0	(39)	0	(39)

JPM	Receive	RU20INTR Index	2,322	4.730% (FEDL01 plus a specified spread)	Monthly	04/09/2025	25,349	0	(104)	0	(104)
	Receive	RADMFENT Index	6,270	4.470% (FEDL01 plus a specified spread)	Monthly	04/16/2025	15,145	0	(55)	0	(55)
	Receive	RADMFENT Index	14,317	4.560% (FEDL01 plus a specified spread)	Monthly	05/21/2025	27,321	0	(96)	0	(96)
	Receive	RADMFUNT Index	1,400	5.080% (FEDL01 plus a specified spread)	Monthly	05/21/2025	3,382	0	(14)	0	(14)
	Receive	RADMFENT Index	58,034	4.630% (FEDL01 plus a specified spread)	Monthly	06/04/2025	110,747	0	(395)	0	(395)
	Receive	RADMFENT Index	20,963	4.700% (FEDL01 plus a specified spread)	Monthly	06/04/2025	40,004	0	(145)	0	(145)
	Receive	RADMFUNT Index	14,975	4.510% (FEDL01 plus a specified spread)	Monthly	07/09/2025	36,173	0	(129)	0	(129)
	Receive	RADMFENT Index	85,414	4.950% (FEDL01 plus a specified spread)	Monthly	09/03/2025	141,377	0	(540)	0	(540)
	Receive	ERADXULT Index	2,034	5.230% (FEDL01 plus a specified spread)	Maturity	10/01/2025	5,462	0	(34)	0	(34)

MBC	Receive	NDUEEGF Index	22,775	4.860% (FEDL01 plus a specified spread)	Monthly	08/20/2025	13,453	0	(51)	0	(51)
	Receive	ERADXULT Index	1,680	5.420% (FEDL01 plus a specified spread)	Monthly	11/05/2025	4,613	0	(19)	0	(19)

MEI	Receive	ERADXULT Index	7,002	5.880% (FEDL01 plus a specified spread)	Monthly	05/21/2025	19,225	0	(85)	0	(85)
	Receive	RADMFENT Index	32,923	5.370% (FEDL01 plus a specified spread)	Monthly	05/21/2025	54,494	0	(223)	0	(223)
	Receive	ERAEMLT Index	23,164	5.440% (FEDL01 plus a specified spread)	Monthly	07/02/2025	113,656	0	(467)	0	(467)
	Receive	NDDUEAFE Index	14,853	4.610% (FEDL01 plus a specified spread)	Monthly	08/20/2025	128,275	0	(462)	0	(462)
	Receive	ERAEMLT Index	9,509	5.570% (FEDL01 plus a specified spread)	Monthly	01/07/2026	46,657	0	(196)	0	(196)
	Receive	ERAEMLT Index	4,454	5.575%	Monthly	03/04/2026	21,854	0	(80)	0	(80)

MYI	Receive	RU20INTR Index	928	4.710% (FEDL01 plus a specified spread)	Monthly	04/09/2025	10,131	0	(41)	0	(41)
	Receive	ERADXULT Index	910	5.115% (FEDL01 plus a specified spread)	Monthly	04/16/2025	2,498	0	(10)	0	(10)
	Receive	NDDUEAFE Index	3,758	4.550% (FEDL01 plus a specified spread)	Monthly	04/16/2025	32,455	0	(115)	0	(115)
	Receive	ERAUSLT Index	50,976	4.840% (FEDL01 plus a specified spread)	Monthly	05/07/2025	30,105	0	(118)	0	(118)
	Receive	ERAUSST Index	2,454	5.180% (FEDL01 plus a specified spread)	Monthly	05/07/2025	17,334	0	(75)	0	(75)
	Receive	ERAUSLT Index	16,066	5.280% (FEDL01 plus a specified spread)	Monthly	05/21/2025	9,488	0	(41)	0	(41)
	Receive	NDDUEAFE Index	266	4.520% (FEDL01 plus a specified spread)	Monthly	05/21/2025	2,297	0	(8)	0	(8)
	Receive	ERAUSLT Index	61,646	4.960%	Monthly	06/04/2025	36,406	0	(131)	0	(131)

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	NDDUEAFE Index	13,608	4.635% (FEDL01 plus a specified spread)	Monthly	06/04/2025	$117,523	$0	$(426)	$0	$(426)
	Receive	NDDUEAFE Index	2,108	4.680% (FEDL01 plus a specified spread)	Monthly	06/04/2025	18,205	0	(67)	0	(67)
	Receive	ERAUSST Index	6,995	4.690% (FEDL01 plus a specified spread)	Monthly	07/16/2025	49,411	0	(188)	0	(188)
	Receive	ERADXULT Index	39,437	5.320%	Monthly	09/03/2025	108,278	0	(405)	0	(405)
	Receive	ERAUSLT Index	24,753	5.180% (FEDL01 plus a specified spread)	Monthly	11/12/2025	14,618	0	(64)	0	(64)
	Receive	ERAUSLT Index	4,546	5.270% (FEDL01 plus a specified spread)	Monthly	01/07/2026	12,481	0	(51)	0	(51)

RBC	Receive	RU20INTR Index	1,486	4.830% (FEDL01 plus a specified spread)	Monthly	04/02/2025	17,407	0	(1,250)	0	(1,250)
	Receive	ERAUSST Index	7,184	4.910% (FEDL01 plus a specified spread)	Monthly	01/21/2026	50,746	0	(209)	0	(209)

UAG	Receive	ERAUSST Index	5,477	4.730% (FEDL01 plus a specified spread)	Monthly	04/09/2025	38,688	0	(154)	0	(154)

								$0	$(9,017)	$111	$(9,128)

Total Swap Agreements								$15,850	$(9,720)	$15,369	$(9,239)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$647	$0	$0	$647	$(753)	$0	$0	$(753)	$(106)	$0	$(106)
BOA	26	0	1,694	1,720	(215)	0	0	(215)	1,505	(1,770)	(265)
BPS	1,252	0	2,084	3,336	(6,541)	(3)	(800)	(7,344)	(4,008)	(27)	(4,035)
BRC	153	973	0	1,126	(637)	(812)	0	(1,449)	(323)	427	104
BSH	676	0	0	676	(206)	0	0	(206)	470	0	470
CBK	2,591	1	111	2,703	(1,923)	(10)	(750)	(2,683)	20	(3,772)	(3,752)
CIB	0	0	0	0	0	0	(938)	(938)	(938)	872	(66)
DUB	494	0	25	519	(100)	0	0	(100)	419	(310)	109
FAR	199	0	0	199	(586)	(27)	0	(613)	(414)	624	210
GLM	850	0	0	850	(522)	(62)	0	(584)	266	0	266
GST	0	0	1,227	1,227	0	(24)	(194)	(218)	1,009	1,239	2,248
JPM	967	0	10,228	11,195	(810)	(3)	(1,512)	(2,325)	8,870	(12,387)	(3,517)
MBC	400	0	0	400	(692)	0	(70)	(762)	(362)	(30)	(392)
MEI	0	0	0	0	0	0	(1,513)	(1,513)	(1,513)	(9,590)	(11,103)
MYC	0	0	0	0	0	(8)	0	(8)	(8)	0	(8)
MYI	738	0	0	738	(1,676)	0	(1,740)	(3,416)	(2,678)	6,879	4,201
RBC	0	0	0	0	0	(3)	(1,459)	(1,462)	(1,462)	3,651	2,189
SAL	0	0	0	0	0	0	(109)	(109)	(109)	0	(109)
SCX	127	0	0	127	(251)	0	0	(251)	(124)	0	(124)
SOG	38	0	0	38	(65)	0	0	(65)	(27)	0	(27)
UAG	178	0	0	178	(11)	0	(154)	(165)	13	1,744	1,757

Total Over the Counter	$9,336	$974	$15,369	$25,679	$(14,988)	$(952)	$(9,239)	$(25,179)

(m)

Securities with an aggregate market value of $15,436 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	33

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$53	$53
Swap Agreements	0	3	0	0	1,328	1,331

	$0	$3	$0	$0	$1,381	$1,384

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,336	$0	$9,336
Purchased Options	0	0	0	0	974	974
Swap Agreements	0	15,258	111	0	0	15,369

	$0	$15,258	$111	$9,336	$974	$25,679

	$0	$15,261	$111	$9,336	$2,355	$27,063

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$52	$52
Futures	0	0	0	0	154	154
Swap Agreements	0	28	0	0	1,785	1,813

	$0	$28	$0	$0	$1,991	$2,019

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,988	$0	$14,988
Written Options	0	30	0	0	922	952
Swap Agreements	0	111	9,128	0	0	9,239

	$0	$141	$9,128	$14,988	$922	$25,179

	$0	$169	$9,128	$14,988	$2,913	$27,198

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$350	$350
Futures	0	0	(5,017)	0	(295)	(5,312)
Swap Agreements	0	1,000	0	0	22,707	23,707

	$0	$1,000	$(5,017)	$0	$22,762	$18,745

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31,310	$0	$31,310
Purchased Options	0	0	0	0	(234)	(234)
Written Options	0	0	0	0	1,769	1,769
Swap Agreements	0	876	23,472	0	0	24,348

	$0	$876	$23,472	$31,310	$1,535	$57,193

	$0	$1,876	$18,455	$31,310	$24,297	$75,938

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(23)	$(23)
Futures	0	0	1,537	0	293	1,830
Swap Agreements	0	73	0	0	(25,764)	(25,691)

	$0	$73	$1,537	$0	$(25,494)	$(23,884)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(12,383)	$0	$(12,383)
Purchased Options	0	0	0	0	(388)	(388)
Written Options	0	4	0	0	296	300
Swap Agreements	0	(472)	(3,221)	0	0	(3,693)

	$0	$(468)	$(3,221)	$(12,383)	$(92)	$(16,164)

	$0	$(395)	$(1,684)	$(12,383)	$(25,586)	$(40,048)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,327	$2,163	$5,490
Corporate Bonds & Notes
Banking & Finance	0	111,691	0	111,691
Industrials	0	26,956	0	26,956
Utilities	0	28,945	0	28,945
Municipal Bonds & Notes
California	0	1,114	0	1,114
Illinois	0	367	0	367
Nebraska	0	22	0	22
Ohio	0	58	0	58
Pennsylvania	0	6	0	6
Washington	0	679	0	679
U.S. Government Agencies	0	1,214,871	0	1,214,871
U.S. Treasury Obligations	0	197,207	0	197,207
Non-Agency Mortgage-Backed Securities	0	193,959	0	193,959
Asset-Backed Securities
Automobile ABS Other	0	568	0	568
Automobile Sequential	0	56,113	0	56,113
CMBS Other	0	65,360	0	65,360
Home Equity Other	0	296,550	0	296,550
Home Equity Sequential	0	15	0	15
Whole Loan Collateral	0	75,637	0	75,637
Other ABS	0	187,855	0	187,855
Sovereign Issues	0	186,955	0	186,955
Short-Term Instruments
Commercial Paper	0	128,641	0	128,641
Mutual Funds	0	444	0	444
Repurchase Agreements	0	441,600	0	441,600
U.S. Treasury Bills	0	18,209	0	18,209

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
U.S. Government Agencies	$0	$2,194	$0	$2,194

	$0	$3,239,343	$2,163	$3,241,506

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$31	$0	$0	$31

Total Investments	$31	$3,239,343	$2,163	$3,241,537

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(88,154)	$0	$(88,154)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	1,382	0	1,384
Over the counter	0	25,654	25	25,679

	$2	$27,036	$25	$27,063

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,019)	0	(2,019)
Over the counter	0	(25,179)	0	(25,179)

	$0	$(27,198)	$0	$(27,198)

Total Financial Derivative Instruments	$2	$(162)	$25	$(135)

Totals	$33	$3,151,027	$2,188	$3,153,248

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	35

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 142.3%

CORPORATE BONDS & NOTES 6.5%

BANKING & FINANCE 4.7%

American Express Co.
5.284% due 07/26/2035 •		$400	$400

Bank of Nova Scotia
5.450% due 08/01/2029		800	822

Barclays PLC
6.224% due 05/09/2034 •		1,000	1,042

Credit Suisse AG AT1 Claim		400	48

Equinix, Inc.
1.550% due 03/15/2028		100	92

Extra Space Storage LP
5.400% due 06/15/2035		100	100

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	150	160

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		$400	402
7.350% due 11/04/2027		200	207

GLP Capital LP
5.625% due 09/15/2034		100	98

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		200	194
3.615% due 03/15/2028 •		800	785
6.208% due 03/15/2028 •		400	409

HSBC Holdings PLC
5.887% due 08/14/2027 •		200	203

Jackson National Life Global Funding
5.600% due 04/10/2026		500	505

JPMorgan Chase & Co.
3.782% due 02/01/2028 •		300	296
5.040% due 01/23/2028 •		200	202

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		400	410

Nomura Holdings, Inc.
5.783% due 07/03/2034		200	205

Prologis LP
5.000% due 01/31/2035		200	199

Royal Bank of Canada
4.969% due 08/02/2030 •		400	403

Santander U.K. Group Holdings PLC
6.833% due 11/21/2026 •		200	203

Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034		200	205

UBS Group AG
6.246% due 09/22/2029 •		200	209

VICI Properties LP
4.750% due 02/15/2028		100	100

Wells Fargo & Co.
2.188% due 04/30/2026 •		200	200
2.393% due 06/02/2028 •		100	95

			8,194

INDUSTRIALS 0.5%

Bayer U.S. Finance LLC
6.500% due 11/21/2033		200	210

CVS Pass-Through Trust
6.943% due 01/10/2030		49	51

Occidental Petroleum Corp.
5.550% due 10/01/2034		500	489

United Airlines Pass-Through Trust
5.450% due 08/15/2038		99	100

			850

UTILITIES 1.3%

Eversource Energy
5.850% due 04/15/2031		700	728

Pacific Gas & Electric Co.
4.500% due 07/01/2040		100	85

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.450% due 06/15/2027	$100	$101
6.150% due 03/01/2055	100	98
6.700% due 04/01/2053	500	521

Southern California Edison Co.
4.650% due 10/01/2043	100	84
4.875% due 02/01/2027	200	201
5.150% due 06/01/2029	400	402

		2,220

Total Corporate Bonds & Notes (Cost $11,009)		11,264

MUNICIPAL BONDS & NOTES 0.2%

WASHINGTON 0.2%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	335	358

Total Municipal Bonds & Notes (Cost $355)		358

U.S. GOVERNMENT AGENCIES 56.6%

Fannie Mae
4.000% due 04/25/2041	418	402
4.202% due 10/01/2029 ~	900	895
4.300% due 12/01/2029	601	599
4.705% due 09/01/2031 •	1,800	1,819
4.720% due 10/01/2028	500	508
4.770% due 10/01/2028	600	610
4.804% due 07/25/2037 - 09/25/2042 •	4	5
4.834% due 07/25/2037 •	5	5
4.854% due 09/25/2035 •	10	10
4.864% due 09/25/2035 •	22	21
4.930% due 06/01/2029	400	409
5.174% due 06/25/2037 •	43	43
5.300% due 11/01/2030	800	831

Freddie Mac
4.843% due 03/15/2037 •	28	28
5.163% due 08/15/2037 •	65	65
5.173% due 10/15/2037 •	10	10
5.183% due 05/15/2037 - 09/15/2037 •	72	71
5.280% due 11/25/2054 •	794	795

Ginnie Mae
5.000% due 01/20/2055	429	422

Ginnie Mae, TBA
4.500% due 05/01/2055	2,180	2,091
5.000% due 04/01/2055	2,000	1,967

U.S. Small Business Administration
4.430% due 05/01/2029	6	6

Uniform Mortgage-Backed Security
4.500% due 12/01/2052	548	525
5.000% due 02/01/2053 - 12/01/2053	3,592	3,529
5.500% due 06/01/2053 - 07/01/2053	1,048	1,048
6.000% due 02/01/2054 - 08/01/2054	5,081	5,165
6.500% due 07/01/2026 - 12/01/2026	3	3

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	4,800	4,160
4.000% due 05/01/2055	13,170	12,254
4.500% due 05/01/2055	6,790	6,492
5.000% due 04/01/2055	5,200	5,097
5.500% due 05/01/2055	3,010	3,004
6.000% due 06/01/2055	11,420	11,577
6.500% due 04/01/2055 - 05/01/2055	32,910	33,928

Total U.S. Government Agencies (Cost $97,938)		98,394

U.S. TREASURY OBLIGATIONS 11.2%

U.S. Treasury Bonds
4.625% due 05/15/2044	2,700	2,710

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032 (f)	$1,421	$1,327
1.375% due 07/15/2033	1,882	1,837
1.875% due 07/15/2034	3,755	3,791
2.125% due 04/15/2029	2,670	2,750

U.S. Treasury Notes
0.375% due 09/30/2027	800	734
0.500% due 10/31/2027	300	275
0.625% due 11/30/2027 (f)	1,300	1,194
0.625% due 12/31/2027	100	91
0.750% due 01/31/2028 (f)	5,200	4,767

Total U.S. Treasury Obligations (Cost $19,470)		19,476

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.7%

Ashford Hospitality Trust
5.392% due 04/15/2035 ~	273	272

Atrium Hotel Portfolio Trust
6.117% due 12/15/2036 •	5,000	4,891

Banc of America Mortgage Trust
6.362% due 07/25/2035 •	14	13

Bear Stearns Adjustable Rate Mortgage Trust
5.967% due 11/25/2034 ~	2	2

Bear Stearns ALT-A Trust
5.043% due 09/25/2035 •	48	28
5.362% due 10/25/2035 ~	72	60

BX Trust
5.068% due 04/15/2039 •	794	789
5.309% due 01/17/2039 ~	3,000	2,972

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	630	565
5.590% due 05/25/2055 ~	471	473

Chase Mortgage Finance Trust
4.762% due 12/25/2035 ~	3	3
4.906% due 09/25/2036 •	16	13
6.000% due 12/25/2036	23	10

Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ	1,180	1,181

Colony Mortgage Capital Ltd.
6.157% due 11/15/2038 ~	2,900	2,806

Countrywide Alternative Loan Trust
4.815% due 09/25/2046 •	84	81
4.995% due 02/25/2037 •	31	26

Countrywide Home Loan Mortgage Pass-Through Trust
5.160% due 11/25/2034 •	17	17

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.095% due 02/25/2036 ~	224	220

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ	4,379	4,402

GSR Mortgage Loan Trust
4.752% due 11/25/2035 •	25	21
6.000% due 02/25/2036	467	185
6.000% due 07/25/2037	117	76

HarborView Mortgage Loan Trust
4.347% due 06/19/2036 •	113	58
4.771% due 12/19/2036 •	9	8
4.911% due 06/19/2035 ~	61	59
4.911% due 12/19/2036 •	206	194

IndyMac INDX Mortgage Loan Trust
4.152% due 06/25/2036 •	202	177
4.795% due 02/25/2037 ~	127	118

JP Morgan Alternative Loan Trust
4.308% due 05/25/2036 •	112	63

JP Morgan Chase Commercial Mortgage Securities Trust
5.417% due 02/15/2035 ~	847	839

JP Morgan Mortgage Trust
4.471% due 10/25/2036 ~	6	3
4.619% due 10/25/2036 •	49	36
4.625% due 07/25/2063 ~	908	880
5.250% due 11/25/2063 ~	739	738

Lehman Mortgage Trust
6.000% due 09/25/2037	57	55

MASTR Adjustable Rate Mortgages Trust
3.269% due 07/25/2035 ~	15	14

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Alternative Note Asset Trust
5.035% due 03/25/2037 •		$162	$38

Merrill Lynch Mortgage Investors Trust
5.312% due 09/25/2035 •		42	34
6.058% due 05/25/2033 ~		1	1

MFA Trust
5.750% due 11/25/2067 þ		3,796	3,793

Mortgage Equity Conversion Asset Trust
4.540% due 05/25/2042 ~		75	74

New Orleans Hotel Trust
5.356% due 04/15/2032 •		2,300	2,274

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		5	2

OBX Trust
6.120% due 11/25/2062 •		1,664	1,666

PRKCM Trust
6.584% due 09/25/2058 þ		855	865

Residential Accredit Loans, Inc. Trust
4.735% due 02/25/2037 •		101	89
4.775% due 01/25/2037 ~		160	140
4.795% due 07/25/2036 •		412	137
4.805% due 08/25/2036 •		184	167
4.815% due 09/25/2036 •		256	234

Structured Adjustable Rate Mortgage Loan Trust
6.035% due 01/25/2035 ~		2	2
6.527% due 02/25/2034 •		1	1

Thornburg Mortgage Securities Trust
5.989% due 06/25/2047 •		41	37

Towd Point Mortgage Funding
5.483% due 07/20/2053 •	GBP	577	748

Towd Point Mortgage Trust
3.750% due 03/25/2058 •		$1,367	1,319
3.750% due 05/25/2058 ~		658	643
3.750% due 09/25/2062		1,051	997

Trinity Square PLC
5.470% due 07/15/2059 ~	GBP	426	551

UBS Commercial Mortgage Trust
5.217% due 02/15/2032 •		$336	336

Visio Trust
6.598% due 10/25/2058 þ		1,138	1,151

WaMu Mortgage Pass-Through Certificates Trust
4.091% due 02/25/2037 •		28	24

Wells Fargo Mortgage-Backed Securities Trust
6.931% due 12/25/2036 •		29	28

Total Non-Agency Mortgage-Backed Securities (Cost $37,188)			37,699

ASSET-BACKED SECURITIES 26.8%

AUTOMOBILE SEQUENTIAL 3.2%

BMW Canada Auto Trust
5.025% due 04/20/2026	CAD	205	144

Carvana Auto Receivables Trust
5.620% due 01/10/2029		$300	304
5.710% due 07/10/2028		500	506

Citizens Auto Receivables Trust
5.110% due 04/17/2028		100	101

Fifth Third Auto Trust
5.800% due 11/16/2026		72	72

FIRST HELP FINANCIAL LLC
5.890% due 06/15/2030		426	431

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		192	193

GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027		175	175

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		600	608
6.270% due 08/16/2027		266	267

GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028		400	402

Hertz Vehicle Financing LLC
5.440% due 01/25/2029		1,000	1,014

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hyundai Auto Receivables Trust
4.990% due 02/15/2029	$500	$505

Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030	168	168

Santander Drive Auto Receivables Trust
5.630% due 01/16/2029	500	505

Tricolor Auto Securitization Trust
6.610% due 10/15/2027	153	154

		5,549

CMBS OTHER 2.1%

Starwood Commercial Mortgage Trust
5.699% due 11/15/2038 ~	1,875	1,871

TPG Real Estate Finance Issuer Ltd.
5.969% due 02/15/2039 •	1,738	1,733

		3,604

CREDIT CARD BULLET 0.8%

Master Credit Card Trust
5.197% due 01/21/2027 ~	1,400	1,402

HOME EQUITY OTHER 3.3%

ACE Securities Corp. Home Equity Loan Trust
4.555% due 10/25/2036 ~	1	0

Citigroup Mortgage Loan Trust
4.755% due 12/25/2036 •	725	397
4.795% due 01/25/2037 ~	904	657

Countrywide Asset-Backed Certificates Trust
4.715% due 04/25/2047 •	79	76
4.975% due 03/25/2036 •	130	115

Fremont Home Loan Trust
4.595% due 08/25/2036 ~	1,851	582

GSAMP Trust
4.535% due 12/25/2046 •	268	127

Long Beach Mortgage Loan Trust
4.735% due 05/25/2036 ~	98	52
4.975% due 05/25/2046 •	666	201

MASTR Asset-Backed Securities Trust
4.535% due 01/25/2037 •	2,453	696
4.855% due 05/25/2037 •	470	456

Merrill Lynch Mortgage Investors Trust
4.935% due 07/25/2037 •	372	81

Morgan Stanley ABS Capital, Inc. Trust
4.565% due 02/25/2037 •	851	512
4.570% due 11/25/2036 •	739	464
4.645% due 01/25/2037 •	389	177

Morgan Stanley Home Equity Loan Trust
4.535% due 12/25/2036 ~	401	192

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ	748	247

Securitized Asset-Backed Receivables LLC Trust
4.915% due 07/25/2036 •	189	74

SG Mortgage Securities Trust
4.715% due 10/25/2036 •	191	174

Soundview Home Loan Trust
5.335% due 10/25/2037 ~	544	413

		5,693

HOME EQUITY SEQUENTIAL 0.0%

Structured Asset Securities Corp. Mortgage Loan Trust
4.775% due 12/25/2036 •	6	6

WHOLE LOAN COLLATERAL 0.5%

First Franklin Mortgage Loan Trust
4.755% due 04/25/2036 ~	13	13

PRET LLC
4.744% due 07/25/2051 þ	158	157
4.868% due 07/25/2051 þ	172	172

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PRPM LLC
6.720% due 02/25/2027 þ		$260	$261

Securitized Asset-Backed Receivables LLC Trust
4.595% due 08/25/2036 •		354	115
5.395% due 01/25/2036 •		208	196

			914

OTHER ABS 16.9%

Albacore Euro CLO Ltd.
3.824% due 10/18/2034 •	EUR	900	973

Anchorage Credit Funding Ltd.
3.000% due 01/21/2040		$300	280
3.928% due 04/25/2038		300	291

Ares CLO Ltd.
5.623% due 04/17/2033 •		1,000	1,001

BHG Securitization Trust
5.930% due 10/17/2035		1,427	1,429

Black Diamond CLO DAC
3.604% due 01/20/2032 •	EUR	684	740

Capital Four U.S. CLO Ltd.
6.193% due 01/20/2037 •		$900	904

Carlyle U.S. CLO Ltd.
5.452% due 10/15/2031 ~		415	415

CBAM Ltd.
5.584% due 04/17/2031 •		1,146	1,147

Contego CLO DAC
3.703% due 01/25/2034 •	EUR	2,230	2,410

CVC Cordatus Loan Fund DAC
3.871% due 10/23/2034 •		557	603

Diameter Capital CLO Ltd.
5.912% due 04/15/2037 •		$1,000	1,001

Dryden Senior Loan Fund
5.964% due 01/15/2031 •		1,600	1,600

Euro-Galaxy CLO DAC
3.506% due 02/15/2034 •	EUR	2,500	2,696

Marlette Funding Trust
5.950% due 11/15/2032		$87	88

Massachusetts Educational Financing Authority
5.768% due 04/25/2038 ~		10	10

Navient Private Education Loan Trust
3.910% due 12/16/2058 •		567	561
5.884% due 07/16/2040 ~		1,308	1,316

Nelnet Student Loan Trust
4.875% due 09/27/2066 •		105	105
5.174% due 04/20/2062 •		902	898
6.544% due 02/20/2041 •		210	215
6.640% due 02/20/2041		210	217

Northwoods Capital Ltd.
5.565% due 11/13/2031 ~		714	713

Octagon Investment Partners Ltd.
5.443% due 10/20/2030 •		474	474

Palmer Square European Loan Funding DAC
3.806% due 08/15/2033 •	EUR	500	540

SLM Private Education Loan Trust
9.184% due 10/15/2041 •		$1,799	1,894

SMB Private Education Loan Trust
1.070% due 01/15/2053		1,164	1,041
3.500% due 12/16/2041		1,100	1,068
5.164% due 01/15/2053 ~		1,289	1,267
5.285% due 09/15/2054 •		754	751
5.380% due 01/15/2053		536	543
5.447% due 07/15/2053 •		458	459
6.199% due 05/16/2050 •		414	418

St Paul’s CLO DAC
3.508% due 07/17/2030 •	EUR	1,086	1,175

Theorem Funding Trust
7.600% due 04/15/2029		$236	237

			29,480

Total Asset-Backed Securities (Cost $46,041)			46,648

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	37

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 7.9%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	480,000	$481

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (b)	BRL	6,800	1,112

Colombian TES
6.000% due 04/28/2028	COP	2,477,100	527

Czech Republic Government International Bond
4.200% due 12/04/2036	CZK	3,100	132

Egypt Government International Bond
21.954% due 03/04/2028	EGP	13,900	281

Mexico Government International Bond
2.750% due 11/27/2031 (c)	MXN	4,295	183
3.000% due 12/03/2026 (c)		8,422	396
4.000% due 11/30/2028 (c)		2,274	108
4.000% due 08/24/2034 (c)		17,686	806
8.500% due 03/01/2029		8,800	425

Peru Government International Bond
5.400% due 08/12/2034	PEN	3,500	869
6.150% due 08/12/2032		11,300	3,090
6.900% due 08/12/2037		1,000	269
6.950% due 08/12/2031		500	146
7.300% due 08/12/2033		900	259

Province of Quebec
4.450% due 09/01/2034	CAD	2,600	1,929

Republic of Poland Government International Bond
4.750% due 07/25/2029	PLN	2,200	557

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	6,600	$320
8.000% due 01/31/2030		7,100	371
8.250% due 03/31/2032		3,200	161
8.500% due 01/31/2037		4,400	200
9.000% due 01/31/2040		18,900	852

Turkey Government International Bond
45.031% due 08/19/2026 ~	TRY	100	3
45.031% due 05/17/2028 ~		10,400	259

Total Sovereign Issues (Cost $13,594)			13,736

SHORT-TERM INSTRUMENTS 11.4%

COMMERCIAL PAPER 2.1%

CBRE Services, Inc.
4.620% due 04/03/2025		$910	910

Jones Lang LaSalle Finance BV
4.650% due 04/08/2025		910	909

Keurig Dr. Pepper, Inc.
4.600% due 04/23/2025		960	957

Northrop Grumman Corp.
4.590% due 05/28/2025		910	903

			3,679

REPURCHASE AGREEMENTS (d) 8.9%
			15,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.4%
4.289% due 04/03/2025 - 06/05/2025 (a)(b)(h)	$601	$598

Total Short-Term Instruments (Cost $19,778)		19,777

Total Investments in Securities (Cost $245,373)		247,352

	SHARES
INVESTMENTS IN AFFILIATES 2.4%

SHORT-TERM INSTRUMENTS 2.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%

PIMCO Short Asset Portfolio	428,989	4,200

Total Short-Term Instruments (Cost $4,196)		4,200

Total Investments in Affiliates (Cost $4,196)		4,200

Total Investments 144.7% (Cost $249,569)		$251,552

Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $3,200)		72

Other Assets and Liabilities, net (44.7)%		(77,794)

Net Assets 100.0%		$173,830

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.440%	03/31/2025	04/01/2025	$15,500	U.S. Treasury Notes 0.375% due 07/31/2027	$(15,807)	$15,500	$15,502

Total Repurchase Agreements						$(15,807)	$15,500	$15,502

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.0)%
Uniform Mortgage-Backed Security, TBA	3.500%	05/01/2055	$9,600	$(8,616)	$(8,653)

Total Short Sales (5.0)%				$(8,616)	$(8,653)

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$15,502	$0	$0	$15,502	$(15,807)	$(305)

Total Borrowings and Other Financing Transactions	$15,502	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(2,673) at a weighted average interest rate of 5.443%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	2	$2	$(1)	$0
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	1	1	0	0
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	3	3	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	2	2	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	1	1	0	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	3	3	(1)	(1)

Total Written Options					$(4)	$(4)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	6	$1,243	$8	$0	$0
U.S. Treasury 5-Year Note June Futures	06/2025	30	3,245	0	0	(1)
U.S. Treasury 10-Year Note June Futures	06/2025	75	8,341	114	1	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	25	2,853	66	2	0

				$188	$3	$(1)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Long-Term Bond June Futures	06/2025	1	$(117)	$(3)	$0	$0

Total Futures Contracts				$185	$3	$(1)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.269%	$	500	$4	$(1)	$3	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.401		500	6	(1)	5	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.204	EUR	100	1	0	1	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.359		100	0	2	2	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.838	$	400	57	(6)	51	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.688	EUR	300	(3)	6	3	0	(1)

							$65	$0	$65	$0	$(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	39

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-44 5-Year Index	5.000%	Quarterly	06/20/2030	$	900	$45	$3	$48	$1	$0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		8,240	182	(24)	158	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		3,000	55	0	55	1	0

						$282	$(21)	$261	$2	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	10,700	$(292)	$(25)	$(317)	$47	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$	18,500	273	(81)	192	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		8,410	(6)	55	49	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		1,300	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		3,380	0	23	23	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		7,750	30	58	88	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		3,000	9	(14)	(5)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		19,020	1,243	59	1,302	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,200	164	(119)	45	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		20	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		8,750	(55)	82	27	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		200	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		2,300	35	29	64	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,650	142	391	533	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		6,800	106	308	414	0	(17)
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	2,191,300	0	15	15	0	(1)
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034	EUR	100	0	(2)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(2)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		200	(1)	(1)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	2	2	0	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(3)	(3)	1	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	2,200	0	(12)	(12)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	6,900	(2)	94	92	30	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	480,000	0	2	2	0	(1)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	3,500	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	(1)	(5)	(6)	0	0

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	3.128%	Annual	12/04/2033	EUR	100	$(1)	$(4)	$(5)	$0	$0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(4)	(4)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		90	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(4)	(4)	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	2	2	0	(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(2)	(2)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	0	0	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(1)	(1)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		5,360	(228)	13	(215)	23	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		2,200	182	(3)	179	0	(17)
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	MXN	8,300	0	(14)	(14)	0	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	CAD	100	0	0	0	0	0
Receive	CAONREPO	2.900	Semi-Annual	06/01/2034		2,500	0	(32)	(32)	0	(6)
Receive	CPURNSA	0.000	Maturity	03/25/2030	$	3,500	0	18	18	3	0
Receive	CPURNSA	0.000	Maturity	03/27/2030		3,100	0	13	13	3	0

							$1,583	$843	$2,426	$118	$(142)

Total Swap Agreements							$1,930	$822	$2,752	$120	$(143)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$3	$120	$123		$(4)	$(1)	$(144)	$(149)

(f)

Securities with an aggregate market value of $2,235 and cash of $3,149 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2025	EUR	62	$	67	$0	$0
	04/2025	IDR	2,942,820		177	1	0
	04/2025	KRW	150,379		103	0	0
	04/2025	NOK	207		19	0	(1)
	04/2025	SGD	47		35	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	41

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received			Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	04/2025		$88		CHF	78	$0	$0
	04/2025		127		EUR	117	0	(1)
	04/2025		401		ZAR	7,290	0	(4)
	05/2025	CNH	1,697	$		232	0	(2)
	05/2025	HKD	3,679			474	0	0
	05/2025	IDR	694,690			42	0	0
	05/2025		$49		INR	4,218	0	0
	06/2025	CNH	7,824	$		1,074	0	(9)
	06/2025	KRW	286,682			200	5	0
	06/2025		$103		KRW	149,813	0	0
	06/2025		802		PLN	3,098	0	(4)
	08/2025	TWD	136	$		4	0	0
	08/2025		$143		TWD	4,665	0	(1)

BPS	04/2025	AUD	757	$		477	4	0
	04/2025	BRL	4,341			756	0	(5)
	04/2025	CAD	1,148			802	4	0
	04/2025	CZK	3,004			124	0	(7)
	04/2025	EUR	17,616			18,473	0	(576)
	04/2025	GBP	89			115	0	0
	04/2025	IDR	3,069,395			185	1	0
	04/2025	JPY	183,725			1,232	7	0
	04/2025	KRW	1,171,288			800	4	0
	04/2025	TRY	1,819			46	0	0
	04/2025	TWD	79,237			2,410	24	0
	04/2025		$296		AUD	468	0	(4)
	04/2025		757		BRL	4,341	4	0
	04/2025		1,398		IDR	23,067,270	0	(14)
	04/2025		464		INR	40,330	7	0
	04/2025		156		JPY	23,415	0	0
	04/2025		504		KRW	731,167	0	(8)
	04/2025		109		NOK	1,143	0	0
	04/2025		231		SGD	309	0	(1)
	04/2025		1,497		TWD	49,171	0	(16)
	04/2025	ZAR	2,361	$		129	1	0
	05/2025	CNH	6,274			863	0	(3)
	05/2025	IDR	2,045,956			123	0	0
	05/2025	JPY	23,337			156	0	0
	05/2025	NOK	1,143			109	0	0
	05/2025	SGD	309			231	1	0
	05/2025		$96		EUR	89	0	0
	05/2025		158		IDR	2,628,401	0	(1)
	05/2025		442		INR	37,900	1	0
	06/2025	CNH	5,517	$		757	0	(6)
	06/2025	KRW	37,561			26	1	0
	06/2025	TRY	13,831			352	18	0
	06/2025		$716		PLN	2,786	5	(4)
	07/2025	TWD	14,094	$		434	7	0
	08/2025		34,741			1,063	8	0
	10/2025	BRL	1,900			317	0	(2)

BRC	04/2025	GBP	146			189	1	0
	04/2025	ILS	1,487			402	1	0
	04/2025	INR	2,374			27	0	(1)
	04/2025	NOK	1,913			172	0	(10)
	04/2025	NZD	152			87	0	0
	04/2025	TRY	246			6	0	0
	04/2025		$198		CAD	283	0	(1)
	04/2025		209		IDR	3,418,079	0	(4)
	04/2025		28		INR	2,371	0	0
	04/2025		381		TRY	14,684	0	(5)
	04/2025		375		TWD	12,330	0	(4)
	05/2025	BRL	847	$		147	0	0
	05/2025	INR	2,378			28	0	0
	05/2025	TRY	4,341			112	2	0
	05/2025		$189		GBP	146	0	(1)
	05/2025		38		TRY	1,488	0	(1)
	06/2025	TRY	4,651	$		112	0	(1)
	06/2025		$4		PLN	15	0	0
	06/2025		676		TRY	26,705	0	(32)

BSH	04/2025	AUD	6,847	$		4,338	60	0
	04/2025	PEN	6,506			1,707	0	(63)

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received			Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	04/2025		$1,650		JPY	247,781	$2	$0
	05/2025	JPY	246,947	$		1,650	0	(2)
	05/2025	PEN	110			29	0	(1)
	06/2025		4,035			1,093	0	(3)
	06/2025		$88		PLN	338	0	(1)

CBK	04/2025	BRL	7,595	$		1,325	0	(6)
	04/2025	CHF	705			801	4	0
	04/2025	COP	2,343,924			535	0	(25)
	04/2025	DKK	1,917			270	0	(8)
	04/2025	IDR	4,305,537			260	1	0
	04/2025	ILS	982			269	5	0
	04/2025	INR	19,497			228	0	0
	04/2025	JPY	29,400			200	4	0
	04/2025	PEN	1,710			459	0	(6)
	04/2025	TWD	65,255			1,992	27	0
	04/2025		$1,323		BRL	7,595	8	0
	04/2025		5,397		CAD	7,687	0	(55)
	04/2025		247		CHF	218	0	(1)
	04/2025		563		COP	2,359,959	1	0
	04/2025		412		GBP	318	0	(1)
	04/2025		523		IDR	8,563,104	0	(9)
	04/2025		258		INR	22,111	0	0
	04/2025		22		KRW	32,181	0	0
	04/2025		1,971		PEN	7,208	0	(9)
	04/2025		821		SEK	8,236	0	(2)
	04/2025		1,988		TWD	65,162	0	(25)
	05/2025	CAD	7,676	$		5,397	55	0
	05/2025	IDR	2,504,428			151	1	0
	05/2025	PEN	97			26	0	(1)
	05/2025	SEK	8,221			821	2	0
	05/2025		$235		HKD	1,823	0	0
	05/2025		158		IDR	2,621,889	0	(1)
	06/2025	CLP	461,041	$		491	6	0
	06/2025	CNH	1,657			229	0	(1)
	06/2025	COP	2,387,087			563	0	(2)
	06/2025	KRW	3,099,862			2,156	45	0
	06/2025	PEN	2,115			578	4	0
	07/2025	TWD	21,958			675	10	0
	07/2025		$1,325		BRL	7,744	6	0
	08/2025	PEN	24	$		6	0	0
	08/2025	TWD	20,050			614	5	0
	09/2025	PEN	5,577			1,518	6	0

DUB	04/2025	ILS	992			273	6	0
	04/2025		$4,316		AUD	6,846	0	(39)
	04/2025		712		DKK	4,937	3	0
	04/2025		300		IDR	4,958,250	0	(3)
	04/2025		82		INR	7,017	0	0
	04/2025		87		NZD	152	0	(1)
	04/2025		185		SGD	247	0	(1)
	05/2025	AUD	6,846	$		4,317	39	0
	05/2025	DKK	4,928			712	0	(3)
	05/2025	IDR	304,941			18	0	0
	05/2025	NZD	152			87	1	0
	05/2025	SGD	247			185	1	0
	06/2025	KRW	799,219			551	7	0
	08/2025	CNH	7,257			1,010	1	0
	08/2025		$189		CNH	1,355	0	(1)

FAR	04/2025	BRL	1,510	$		263	0	(2)
	04/2025	CHF	4,277			4,799	0	(36)
	04/2025	DKK	3,045			429	0	(12)
	04/2025	ILS	1,216			335	8	0
	04/2025	JPY	142,519			955	5	0
	04/2025		$183		AUD	290	0	(1)
	04/2025		263		BRL	1,510	2	0
	04/2025		154		CHF	138	2	0
	04/2025		1,177		JPY	177,273	4	0
	04/2025		93		NOK	978	0	0
	05/2025	JPY	176,676	$		1,178	0	(4)
	05/2025	NOK	978			93	0	0
	05/2025		$237		CNH	1,712	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	43

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received			Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	06/2025		$263		BRL	1,530	$2	$0
	06/2025		194		PLN	751	0	0
	07/2025	CNH	1,706	$		237	1	0

GLM	04/2025	BRL	26,192			4,597	28	(21)
	04/2025	DKK	4,200			621	12	0
	04/2025	IDR	4,672,199			281	1	0
	04/2025	KRW	228,943			156	1	0
	04/2025	PEN	1,704			456	0	(8)
	04/2025	TRY	121			3	0	0
	04/2025		$4,520		BRL	26,192	70	0
	04/2025		448		IDR	7,384,925	0	(5)
	04/2025		30		KRW	43,851	0	0
	05/2025	CNH	1,650	$		225	0	(2)
	05/2025	IDR	1,203,422			72	0	0
	05/2025		$281		IDR	4,676,419	0	(1)
	06/2025		323		CNH	2,337	1	0
	06/2025		156		KRW	228,111	0	(1)
	06/2025		34		PLN	130	0	0
	07/2025	TWD	5,508	$		169	2	0
	07/2025		$109		TWD	3,561	0	(2)
	08/2025	CNH	1,448	$		202	1	0
	10/2025	BRL	4,900			790	0	(32)
	12/2025	PEN	620			169	1	0

JPM	04/2025	BRL	4,442			774	0	(5)
	04/2025	IDR	1,012,630			61	1	0
	04/2025	ILS	1,061			292	7	0
	04/2025	INR	2,000			23	0	0
	04/2025	JPY	182,846			1,225	6	0
	04/2025	SGD	39			29	0	0
	04/2025	TRY	232			6	0	0
	04/2025	TWD	15,773			482	7	0
	04/2025		$775		BRL	4,442	4	0
	04/2025		18,742		EUR	17,376	47	0
	04/2025		86		IDR	1,407,045	0	(1)
	04/2025		125		INR	10,800	1	0
	04/2025		463		JPY	69,852	3	0
	04/2025		22		KRW	32,167	0	0
	04/2025		993		TWD	32,643	0	(10)
	04/2025	ZAR	1,289	$		71	0	0
	05/2025	CNH	1,764			241	0	(2)
	05/2025	EUR	17,376			18,772	0	(47)
	05/2025	IDR	801,508			48	0	0
	05/2025	JPY	69,618			463	0	(3)
	05/2025		$1,283		CNH	9,295	2	(1)
	06/2025	CNH	998	$		137	0	(1)
	06/2025	MXN	44,962			2,179	4	0
	06/2025	PLN	813			210	1	0
	06/2025		$306		MXN	6,299	0	(2)
	06/2025		635		PLN	2,461	1	(3)
	06/2025		38		TRY	1,494	0	(1)
	07/2025	CNH	3,232	$		448	0	0
	07/2025	TWD	14,266			439	7	0
	07/2025		$87		BRL	510	0	0
	08/2025	CNH	6,018	$		835	0	(2)
	08/2025	TWD	35,284			1,081	10	0

MBC	04/2025	CHF	338			382	1	(1)
	04/2025	EUR	58			63	1	0
	04/2025	JPY	19,202			128	0	0
	04/2025	SEK	9,560			901	0	(50)
	04/2025	SGD	331			248	1	0
	04/2025	TWD	13,021			403	10	0
	04/2025		$5,527		CHF	4,882	0	(8)
	04/2025		171		DKK	1,203	4	0
	04/2025		257		EUR	243	6	(1)
	04/2025		231		GBP	179	0	0
	04/2025		347		INR	29,980	4	0
	04/2025		910		JPY	135,600	0	(6)
	04/2025		123		SEK	1,295	6	0
	04/2025		413		TWD	13,573	0	(4)
	04/2025	ZAR	3,671	$		201	1	0

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received			Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	05/2025	CHF	4,865	$		5,527	$8	$0
	05/2025	CNH	3,072			424	0	(1)
	05/2025	DKK	262			38	0	0
	05/2025	IDR	482,762			29	0	0
	05/2025	JPY	7,739			52	0	0
	05/2025		$497		CNH	3,607	1	0
	06/2025	KRW	543,156	$		378	8	0
	06/2025		$176		CNH	1,279	1	0
	06/2025		261		PLN	1,008	0	(2)
	07/2025	CNH	1,792	$		249	0	0
	07/2025	TWD	6,901			212	3	0
	08/2025	CNH	1,797			249	0	(1)
	08/2025	TWD	10,232			312	2	0
	08/2025		$86		CNH	620	0	0

MYI	04/2025	CAD	6,825	$		4,795	52	0
	04/2025	DKK	5,879			858	13	(6)
	04/2025	SGD	139			104	0	0
	04/2025		$2,021		DKK	13,520	0	(61)
	04/2025		100		TWD	3,256	0	(2)
	04/2025	ZAR	1,473	$		81	0	0
	05/2025	IDR	439,314			26	0	0
	06/2025		$60		PLN	236	1	0

NGF	06/2025	KRW	571,450	$		401	12	0

SCX	04/2025	BRL	17,883			3,060	0	(74)
	04/2025	TWD	6,897			212	5	0
	04/2025		$3,114		BRL	17,883	20	0
	04/2025		260		IDR	4,258,696	0	(5)
	04/2025		240		JPY	36,143	1	0
	04/2025		22		KRW	32,133	0	0
	04/2025		121		TWD	3,975	0	(1)
	05/2025	CNH	2,803	$		389	2	0
	05/2025	IDR	188,514			11	0	0
	05/2025	JPY	36,022			240	0	(1)
	06/2025		$3,060		BRL	18,110	74	0
	06/2025		524		CNH	3,785	0	(1)
	07/2025	PEN	1,604	$		430	0	(6)
	08/2025	CNH	1,452			203	1	0
	08/2025	TWD	3,942			121	1	0

SOG	04/2025	BRL	888			152	0	(4)
	04/2025		$155		BRL	888	1	0

SSB	04/2025	GBP	3,537	$		4,477	0	(92)
	04/2025		$4,235		GBP	3,275	0	(5)
	05/2025	GBP	3,275	$		4,235	5	0
	05/2025	PEN	544			143	0	(4)

UAG	04/2025	DKK	4,200			620	11	0
	04/2025	IDR	458,518			28	0	0
	04/2025	JPY	140,127			942	8	0
	04/2025		$28		IDR	458,518	0	0
	05/2025		28			459,163	0	0
	06/2025	PLN	511	$		131	0	(1)
	06/2025		$83		PLN	321	0	0
	08/2025	CNH	917	$		127	0	0

Total Forward Foreign Currency Contracts							$923	$(1,542)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	20,400	$98	$80

Total Purchased Options							$98	$80

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	45

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	200	$1	$1
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	200	0	0
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	500	(1)	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	800	(1)	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	500	(1)	(1)

						$(2)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	100	$0	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	100	0	0

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	20,400	(37)	(23)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	20,400	(61)	(43)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	100	0	(1)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	100	(1)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	200	(1)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	100	0	0

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	100	0	0

							$(112)	$(77)

Total Written Options							$(114)	$(79)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
GST	Soft Bank Group, Inc.	1.000%	Quarterly	06/20/2026	1.326%	$	100	$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	788	$153	$3	$156	$0

BPS	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		984	195	0	195	0

GST	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		492	98	(1)	97	0

JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		4,135	854	(36)	818	0

SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$	600	(9)	0	0	(9)

							$1,291	$(34)	$1,266	$(9)

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Pay	S&P 500 Total Return Index	747	5.030% (FEDL01 plus a specified spread)	Monthly	08/06/2025	$	9,233	$0	$38	$38	$0

BPS	Receive	RADMFENT Index	1,160	4.800% (FEDL01 plus a specified spread)	Monthly	04/16/2025		1,920	0	(7)	0	(7)
	Receive	RADMFENT Index	174	5.330% (FEDL01 plus a specified spread)	Monthly	05/21/2025		288	0	(1)	0	(1)
	Receive	NDDUEAFE Index	93	4.590% (FEDL01 plus a specified spread)	Monthly	08/06/2025		803	0	(3)	0	(3)
	Receive	RADMFUNT Index	481	4.670% (FEDL01 plus a specified spread)	Monthly	08/06/2025		918	0	(3)	0	(3)
	Receive	RADMFENT Index	1,541	5.070% (FEDL01 plus a specified spread)	Monthly	11/05/2025		2,551	0	(10)	0	(10)
	Receive	RADMFXNT Index	878	4.810% (FEDL01 plus a specified spread)	Monthly	11/05/2025		1,676	0	(6)	0	(6)
	Receive	RADMFXNT Index	2,209	4.860% (FEDL01 plus a specified spread)	Monthly	11/05/2025		4,215	0	(16)	0	(16)
	Receive	RADMFENT Index	503	5.010% (FEDL01 plus a specified spread)	Monthly	02/04/2026		833	0	(3)	0	(3)
	Receive	RADMFENT Index	2,615	5.040%	Monthly	03/04/2026		4,328	0	(15)	0	(15)

CBK	Receive	NDDUEAFE Index	776	4.780% (FEDL01 plus a specified spread)	Monthly	05/21/2025		6,702	0	(25)	0	(25)
	Receive	NDDUEAFE Index	316	4.660% (FEDL01 plus a specified spread)	Monthly	09/24/2025		2,729	0	(9)	0	(9)

CIB	Receive	RU20INTR Index	171	4.930% (FEDL01 plus a specified spread)	Monthly	04/02/2025		2,003	0	(144)	0	(144)

FAR	Pay	S&P 500 Total Return Index	87	5.150% (FEDL01 plus a specified spread)	Monthly	01/07/2026		1,075	0	4	4	0

GST	Receive	RADMFENT Index	707	5.020% (FEDL01 plus a specified spread)	Monthly	11/05/2025		1,170	0	(5)	0	(5)

JPM	Receive	RADMFUNT Index	37	5.080% (FEDL01 plus a specified spread)	Monthly	05/21/2025		89	0	0	0	0
	Receive	RADMFENT Index	1,802	4.630% (FEDL01 plus a specified spread)	Monthly	06/04/2025		3,439	0	(12)	0	(12)
	Receive	RADMFUNT Index	5,916	4.710% (FEDL01 plus a specified spread)	Monthly	07/16/2025		11,290	0	(41)	0	(41)
	Pay	S&P 500 Total Return Index	501	5.110% (FEDL01 plus a specified spread)	Monthly	08/06/2025		6,192	0	26	26	0
	Receive	RADMFENT Index	7,697	4.950% (FEDL01 plus a specified spread)	Monthly	09/03/2025		12,740	0	(49)	0	(49)
	Receive	ERADXULT Index	311	5.230% (FEDL01 plus a specified spread)	Maturity	10/01/2025		840	0	(4)	0	(4)
	Pay	S&P 500 Total Return Index	149	5.110% (FEDL01 plus a specified spread)	Monthly	02/04/2026		1,842	0	8	8	0

MBC	Receive	ERADXULT Index	398	5.420% (FEDL01 plus a specified spread)	Monthly	11/05/2025		1,093	0	(5)	0	(5)

MEI	Receive	ERAUSLT Index	473	5.400% (FEDL01 plus a specified spread)	Monthly	05/07/2025		2,321	0	(9)	0	(9)
	Receive	ERADXULT Index	1,038	5.880% (FEDL01 plus a specified spread)	Monthly	05/21/2025		2,850	0	(13)	0	(13)
	Receive	RADMFENT Index	4,988	5.370% (FEDL01 plus a specified spread)	Monthly	05/21/2025		8,256	0	(33)	0	(33)
	Receive	ERAEMLT Index	27	5.440% (FEDL01 plus a specified spread)	Monthly	07/02/2025		132	0	(1)	0	(1)
	Receive	ERAEMLT Index	1,326	5.570% (FEDL01 plus a specified spread)	Monthly	01/07/2026		6,506	0	(27)	0	(27)
	Receive	ERAEMLT Index	1,253	5.575%	Monthly	03/04/2026		6,148	0	(23)	0	(23)

MYI	Receive	ERAUSST Index	232	5.180% (FEDL01 plus a specified spread)	Monthly	05/07/2025		1,639	0	(7)	0	(7)
	Receive	NDDUEAFE Index	2,833	4.635% (FEDL01 plus a specified spread)	Monthly	06/04/2025		24,467	0	(89)	0	(89)
	Receive	NDDUEAFE Index	70	4.680% (FEDL01 plus a specified spread)	Monthly	06/04/2025		605	0	(2)	0	(2)
	Receive	ERADXULT Index	3,709	5.320%	Monthly	09/03/2025		10,183	0	(38)	0	(38)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	47

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
RBC	Receive	ERAUSST Index	582	4.910% (FEDL01 plus a specified spread)	Monthly	01/21/2026	$	4,111	$0	$(17)	$0	$(17)

									$0	$(541)	$76	$(617)

Total Swap Agreements									$1,290	$(574)	$1,342	$(626)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$6	$0	$194	$200	$(22)	$0	$0	$(22)	$178	$(780)	$(602)
BPS	97	0	195	292	(647)	0	(64)	(711)	(419)	0	(419)
BRC	4	80	0	84	(60)	(67)	0	(127)	(43)	41	(2)
BSH	62	0	0	62	(70)	0	0	(70)	(8)	0	(8)
CBK	190	0	0	190	(152)	0	(34)	(186)	4	0	4
CIB	0	0	0	0	0	0	(144)	(144)	(144)	0	(144)
DUB	58	0	0	58	(48)	0	0	(48)	10	0	10
FAR	24	0	4	28	(56)	(3)	0	(59)	(31)	0	(31)
GLM	117	0	0	117	(72)	(7)	0	(79)	38	0	38
GST	0	0	97	97	0	(2)	(5)	(7)	90	0	90
JPM	101	0	852	953	(78)	0	(106)	(184)	769	(2,090)	(1,321)
MBC	57	0	0	57	(74)	0	(5)	(79)	(22)	0	(22)
MEI	0	0	0	0	0	0	(106)	(106)	(106)	(680)	(786)
MYI	66	0	0	66	(69)	0	(136)	(205)	(139)	(200)	(339)
NGF	12	0	0	12	0	0	0	0	12	0	12
RBC	0	0	0	0	0	0	(17)	(17)	(17)	273	256
SAL	0	0	0	0	0	0	(9)	(9)	(9)	0	(9)
SCX	104	0	0	104	(88)	0	0	(88)	16	0	16
SOG	1	0	0	1	(4)	0	0	(4)	(3)	0	(3)
SSB	5	0	0	5	(101)	0	0	(101)	(96)	0	(96)
UAG	19	0	0	19	(1)	0	0	(1)	18	0	18

Total Over the Counter	$923	$80	$1,342	$2,345	$(1,542)	$(79)	$(626)	$(2,247)

(h)

Securities with an aggregate market value of $314 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3
Swap Agreements	0	2	0	0	118	120

	$0	$2	$0	$0	$121	$123

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$923	$0	$923
Purchased Options	0	0	0	0	80	80
Swap Agreements	0	1,266	76	0	0	1,342

	$0	$1,266	$76	$923	$80	$2,345

	$0	$1,268	$76	$923	$201	$2,468

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	1	1
Swap Agreements	0	2	0	0	142	144

	$0	$2	$0	$0	$147	$149

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,542	$0	$1,542
Written Options	0	2	0	0	77	79
Swap Agreements	0	9	617	0	0	626

	$0	$11	$617	$1,542	$77	$2,247

	$0	$13	$617	$1,542	$224	$2,396

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$29	$29
Futures	0	0	(520)	0	(492)	(1,012)
Swap Agreements	0	596	0	0	2,661	3,257

	$0	$596	$(520)	$0	$2,198	$2,274

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,955	$0	$2,955
Purchased Options	0	0	0	0	(25)	(25)
Written Options	0	0	0	0	170	170
Swap Agreements	0	66	(1,772)	0	0	(1,706)

	$0	$66	$(1,772)	$2,955	$145	$1,394

	$0	$662	$(2,292)	$2,955	$2,343	$3,668

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(2)	$(2)
Futures	0	0	161	0	201	362
Swap Agreements	0	(344)	0	0	(2,308)	(2,652)

	$0	$(344)	$161	$0	$(2,109)	$(2,292)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,455)	$0	$(1,455)
Purchased Options	0	0	0	0	(36)	(36)
Written Options	0	0	0	0	22	22
Swap Agreements	0	(33)	(596)	0	0	(629)

	$0	$(33)	$(596)	$(1,455)	$(14)	$(2,098)

	$0	$(377)	$(435)	$(1,455)	$(2,123)	$(4,390)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	49

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)	March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$8,194	$0	$8,194
Industrials	0	850	0	850
Utilities	0	2,220	0	2,220
Municipal Bonds & Notes
Washington	0	358	0	358
U.S. Government Agencies	0	98,394	0	98,394
U.S. Treasury Obligations	0	19,476	0	19,476
Non-Agency Mortgage-Backed Securities	0	37,699	0	37,699
Asset-Backed Securities
Automobile Sequential	0	5,549	0	5,549
CMBS Other	0	3,604	0	3,604
Credit Card Bullet	0	1,402	0	1,402
Home Equity Other	0	5,693	0	5,693
Home Equity Sequential	0	6	0	6
Whole Loan Collateral	0	914	0	914
Other ABS	0	29,480	0	29,480
Sovereign Issues	0	13,736	0	13,736
Short-Term Instruments
Commercial Paper	0	3,679	0	3,679
Repurchase Agreements	0	15,500	0	15,500
U.S. Treasury Bills	0	598	0	598

	$0	$247,352	$0	$247,352

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,200	$0	$0	$4,200

Total Investments	$4,200	$247,352	$0	$251,552

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,653)	$0	$(8,653)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	123	0	123
Over the counter	0	2,345	0	2,345

	$0	$2,468	$0	$2,468

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(148)	0	(148)
Over the counter	0	(2,247)	0	(2,247)

	$0	$(2,395)	$0	$(2,395)

Total Financial Derivative Instruments	$0	$73	$0	$73

Totals	$4,200	$238,772	$0	$242,972

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 181.4%

CORPORATE BONDS & NOTES 0.6%

BANKING & FINANCE 0.5%

Ally Financial, Inc.
8.000% due 11/01/2031		$176	$196

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		46	43

HSBC Holdings PLC
6.000% due 03/29/2040	GBP	274	333

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	67	8
1.000% due 10/01/2050		2,915	327
1.500% due 10/01/2053		2,310	263
2.000% due 10/01/2053		3,946	475

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		1	0
1.500% due 10/01/2053		3,939	437

Nykredit Realkredit AS
1.000% due 10/01/2053		9	1
2.000% due 10/01/2053		11	1

Realkredit Danmark AS
1.500% due 10/01/2053		47,690	5,585
2.000% due 10/01/2053		1,759	195
2.500% due 04/01/2047		2	0
3.000% due 10/01/2053		9,968	1,353

UBS Group AG
1.000% due 06/24/2027 ~	EUR	100	106
2.125% due 11/15/2029 ~	GBP	100	117
2.875% due 04/02/2032 ~	EUR	100	104
7.750% due 03/01/2029 ~		200	244

			9,788

INDUSTRIALS 0.0%

VMware, Inc.
3.900% due 08/21/2027		$39	39

UTILITIES 0.1%

Verizon Communications, Inc.
2.355% due 03/15/2032		46	39
4.016% due 12/03/2029		285	277

			316

Total Corporate Bonds & Notes (Cost $12,501)			10,143

U.S. GOVERNMENT AGENCIES 18.9%

Fannie Mae
4.704% due 06/25/2048 •		2,917	2,858
4.884% due 10/25/2036 •		1	1
4.904% due 08/25/2037 •		36	35
5.490% due 03/25/2055 •		2,283	2,287
5.500% due 03/25/2055 •		1,977	1,988
5.886% due 09/01/2044 - 10/01/2044 •		1	2
7.166% due 05/01/2038 •		163	170

Freddie Mac
2.920% due 01/25/2026		706	696
4.843% due 07/15/2036 •		14	14
4.913% due 05/15/2032 - 09/15/2042 •		86	85
5.063% due 12/15/2037 •		18	18
5.083% due 10/15/2037 •		32	32
5.280% due 11/25/2054 •		10,713	10,727
5.290% due 10/25/2054 - 03/25/2055 •		3,555	3,547
5.490% due 03/25/2055 •		4,863	4,888
6.651% due 07/01/2036 •		4	4
6.901% due 10/01/2036 •		1	1
7.253% due 09/01/2036 •		2	2

Ginnie Mae
0.000% due 10/16/2053 ~(a)		72	0
3.500% due 12/20/2054		500	459
4.737% due 10/20/2043 •		212	205

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.834% due 02/20/2049 •	$332	$324
5.244% due 07/20/2073 •	18,601	18,764
5.444% due 05/20/2073 •	394	402
5.461% due 08/20/2068 •	549	548

Ginnie Mae, TBA
3.500% due 04/01/2055	65,000	59,480

U.S. Small Business Administration
5.160% due 02/01/2028	1	1
5.310% due 05/01/2027	2	2
5.510% due 11/01/2027	1	1
5.820% due 06/01/2026	1	1
5.870% due 07/01/2028	1	1
6.770% due 11/01/2028	2	2

Uniform Mortgage-Backed Security
3.500% due 02/01/2045 - 05/01/2052	334	301
4.000% due 09/01/2048 - 01/01/2053	2,289	2,139
4.500% due 07/01/2052 - 09/01/2052	899	862
5.500% due 08/01/2054	36,525	36,500
6.000% due 02/01/2054 - 03/01/2054	18,852	19,163
6.500% due 10/01/2053 - 02/01/2054	420	434

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055	43,400	40,380
4.500% due 04/01/2055 - 05/01/2055	45,100	43,124
6.000% due 06/01/2055	51,500	52,209
6.500% due 06/01/2055	54,000	55,592

Total U.S. Government Agencies (Cost $357,323)		358,249

U.S. TREASURY OBLIGATIONS 105.4%

U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2025	8,201	8,208
0.125% due 04/15/2026 (i)(k)	47,801	47,472
0.125% due 07/15/2026 (i)(m)	55,313	55,064
0.125% due 10/15/2026 (i)(k)	67,645	67,118
0.125% due 04/15/2027	16,761	16,457
0.125% due 01/15/2030 (i)	65,734	61,863
0.125% due 07/15/2030 (i)	53,514	50,142
0.125% due 01/15/2031 (i)(m)	62,260	57,523
0.125% due 07/15/2031 (i)	53,218	48,886
0.125% due 01/15/2032 (i)	72,984	66,083
0.125% due 02/15/2051 (m)	18,799	10,824
0.125% due 02/15/2052 (m)	14,946	8,475
0.250% due 07/15/2029	35,635	34,143
0.250% due 02/15/2050 (m)	20,013	12,233
0.375% due 01/15/2027	13,806	13,665
0.375% due 07/15/2027 (i)	65,146	64,413
0.500% due 01/15/2028 (i)	35,401	34,778
0.625% due 01/15/2026 (i)	18,253	18,243
0.625% due 07/15/2032 (i)	75,535	70,543
0.625% due 02/15/2043	20,633	15,885
0.750% due 07/15/2028 (i)	61,492	60,783
0.750% due 02/15/2042	30,882	24,836
0.750% due 02/15/2045	42,755	32,479
0.875% due 01/15/2029 (i)	56,718	55,845
0.875% due 02/15/2047	23,165	17,550
1.000% due 02/15/2046	22,385	17,676
1.000% due 02/15/2048	16,872	12,980
1.000% due 02/15/2049	15,478	11,790
1.125% due 01/15/2033 (i)	121,124	116,087
1.250% due 04/15/2028 (i)	51,990	52,016
1.375% due 07/15/2033 (i)	94,014	91,743
1.375% due 02/15/2044	29,925	26,076
1.500% due 02/15/2053	39,640	33,016
1.625% due 10/15/2027 (i)	64,973	66,053
1.625% due 10/15/2029 (i)	79,942	81,093
1.750% due 01/15/2028 (k)	18,150	18,453
1.750% due 01/15/2034 (i)	89,788	89,666
1.875% due 07/15/2034 (i)	62,553	63,155
2.000% due 01/15/2026 (k)	30,156	30,464
2.125% due 04/15/2029 (i)	77,525	79,841
2.125% due 01/15/2035 (i)(m)	38,746	39,784
2.125% due 02/15/2040 (m)	14,627	14,795

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 02/15/2041 (m)		$14,051	$14,184
2.125% due 02/15/2054		22,974	22,064
2.375% due 01/15/2027		35,120	36,024
2.375% due 10/15/2028 (i)		76,629	79,853
2.375% due 02/15/2055		16,406	16,620
2.500% due 01/15/2029		29,734	31,082
3.375% due 04/15/2032 (m)		131	146
3.875% due 04/15/2029 (m)		902	992

Total U.S. Treasury Obligations (Cost $1,991,204)			1,999,164

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%

Alliance Bancorp Trust
4.915% due 07/25/2037 •		1,260	1,110

BAMLL Commercial Mortgage Securities Trust
5.484% due 09/15/2038 ~		700	668

Banc of America Funding Trust
4.806% due 05/20/2036 •		21	19

Bear Stearns Adjustable Rate Mortgage Trust
4.445% due 07/25/2036 ~		9	8
4.526% due 02/25/2036 •		21	20
5.636% due 01/25/2035 ~		5	5
7.105% due 01/25/2035 •		6	7

Bear Stearns ALT-A Trust
5.023% due 07/25/2035 •		51	35

BX Trust
5.068% due 04/15/2039 •		3,437	3,413

Chase Mortgage Finance Trust
5.986% due 02/25/2037 ~		7	7
6.694% due 02/25/2037 ~		4	4

Citigroup Mortgage Loan Trust
6.310% due 11/25/2035 ~		2	2
6.760% due 03/25/2034 •		4	4

Countrywide Alternative Loan Trust
5.500% due 04/25/2035		958	782
5.500% due 11/25/2035		8	6
6.000% due 03/25/2037		654	231
6.500% due 09/25/2037		164	61

Countrywide Home Loan Mortgage Pass-Through Trust
4.950% due 08/20/2035 ~		82	77
4.997% due 11/20/2034 ~		14	14
5.500% due 01/25/2035		15	15
6.000% due 04/25/2036		39	19

Countrywide Home Loan Reperforming REMIC Trust
4.775% due 06/25/2035 ~		3	3

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.135% due 10/25/2035 •		37	17

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.186% due 10/26/2036 ~		2	2

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.405% due 04/25/2047 •		117	104

Eurosail PLC
5.529% due 06/13/2045 ~	GBP	13	17
5.529% due 06/13/2045 •		39	50

First Horizon Alternative Mortgage Securities Trust
5.143% due 04/25/2035 •		$13	13
6.000% due 02/25/2037		58	22

GSR Mortgage Loan Trust
4.739% due 01/25/2036 ~		6	5
5.076% due 11/25/2035 •		4	4

HarborView Mortgage Loan Trust
4.691% due 03/19/2037 •		57	53
4.841% due 12/19/2036 •		768	604
4.871% due 05/19/2035 •		39	37
5.051% due 11/19/2035 ~		23	15
5.114% due 06/20/2035 ~		30	29

IndyMac INDA Mortgage Loan Trust
3.290% due 11/25/2035 ~		13	10

IndyMac INDX Mortgage Loan Trust
4.855% due 07/25/2036 •		71	68
4.995% due 07/25/2035 ~		318	231

JP Morgan Alternative Loan Trust
4.835% due 06/25/2037 •		828	298
6.810% due 08/25/2036 þ		90	88

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	51

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
6.370% due 11/21/2034 •	$7	$7

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.174% due 09/15/2030 •	1	1

Merrill Lynch Mortgage Investors Trust
5.050% due 06/25/2035 •	10	9
5.574% due 12/25/2034 •	3	3

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	395	378

OPEN Trust
7.408% due 11/15/2040 •	1,573	1,582

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.195% due 12/25/2035 ~	328	323

Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	51	40

Residential Asset Securitization Trust
4.835% due 05/25/2035 ~	135	83
5.750% due 03/25/2037	51	15
6.500% due 09/25/2036	897	276

Structured Adjustable Rate Mortgage Loan Trust
5.342% due 03/25/2036 ~	18	14
5.387% due 11/25/2034 ~	45	42

Structured Asset Mortgage Investments Trust
4.855% due 05/25/2036 •	6	4
5.111% due 05/19/2035 •	3	3

Thornburg Mortgage Securities Trust
6.039% due 03/25/2037 ~	142	101

WaMu Mortgage Pass-Through Certificates Trust
4.584% due 08/25/2036 •	1	1
5.175% due 11/25/2034 ~	13	12
5.175% due 01/25/2045 ~	17	17
5.235% due 01/25/2045 ~	17	16
5.337% due 01/25/2035 ~	3	3
5.664% due 06/25/2034 ~	2	2
6.950% due 10/25/2034 ~	2	2

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035	9	7

Wells Fargo Mortgage-Backed Securities Trust
6.154% due 04/25/2036 •	13	12

Total Non-Agency Mortgage-Backed Securities (Cost $12,208)		11,130

ASSET-BACKED SECURITIES 9.7%

CMBS OTHER 1.0%

Arbor Realty Commercial Real Estate Notes Ltd.
5.504% due 08/15/2034 •	1,478	1,477
5.784% due 11/15/2036 •	3,400	3,405

BSPDF Issuer Ltd.
5.634% due 10/15/2036 ~	489	489

LoanCore Issuer Ltd.
5.734% due 07/15/2036 •	544	544

MF1 Ltd.
5.511% due 10/16/2036 ~	7,881	7,867

Starwood Commercial Mortgage Trust
5.631% due 04/18/2038 ~	4,323	4,292

		18,074

HOME EQUITY OTHER 1.6%

ACE Securities Corp. Home Equity Loan Trust
5.335% due 12/25/2034 •	40	36
5.560% due 04/25/2035 •	2,000	1,783

Argent Mortgage Loan Trust
4.915% due 05/25/2035 •	63	56

Asset-Backed Securities Corp. Home Equity Loan Trust
4.895% due 11/25/2036 ~	359	350

Bear Stearns Asset-Backed Securities Trust
5.095% due 02/25/2036 ~	572	566

BNC Mortgage Loan Trust
4.755% due 11/25/2036 •	425	415

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust
4.705% due 05/25/2037 •	$2,400	$2,263

Countrywide Asset-Backed Certificates Trust
4.181% due 11/25/2034 •	2,920	2,613
4.575% due 07/25/2037 ~	62	58
4.625% due 11/25/2037 •	2,187	2,072
4.715% due 05/25/2035 ~	221	216
4.835% due 09/25/2037 ~	16	15
4.915% due 05/25/2036 •	698	594
4.935% due 03/25/2037 •	90	86
5.215% due 11/25/2034 •	19	18
5.470% due 12/25/2035 •	286	283
5.805% due 04/25/2036 •	62	56

Fremont Home Loan Trust
4.575% due 01/25/2037 ~	174	91
4.705% due 10/25/2036 •	91	82
4.915% due 10/25/2036 ~	637	255
5.275% due 03/25/2035 •	1,701	1,372

GSAMP Trust
4.835% due 11/25/2036 ~	83	39
5.170% due 09/25/2035 ~	4	4
5.410% due 03/25/2035 •	92	88

HSI Asset Securitization Corp. Trust
4.975% due 02/25/2036 •	30	29

Indymac Home Equity Loan Asset-Backed Trust
5.215% due 11/25/2034 ~	15	15

IndyMac Residential Asset Backed Trust
4.655% due 04/25/2037 ~	82	63

Long Beach Mortgage Loan Trust
4.675% due 08/25/2036 •	70	28

MASTR Asset-Backed Securities Trust
4.775% due 06/25/2036 •	185	170

Merrill Lynch Mortgage Investors Trust
4.855% due 02/25/2037 •	1,286	364
5.155% due 10/25/2035 •	1,223	1,203
5.155% due 05/25/2036 •	2	1

Morgan Stanley ABS Capital, Inc. Trust
4.565% due 10/25/2036 •	497	443
5.335% due 05/25/2034 •	1,273	1,225
5.470% due 07/25/2035 ~	381	374

NovaStar Mortgage Funding Trust
5.140% due 01/25/2036 •	14	13

Option One Mortgage Loan Trust
4.575% due 01/25/2037 ~	186	119
4.575% due 03/25/2037 ~	147	98
4.675% due 04/25/2037 ~	2,659	1,291

Ownit Mortgage Loan Trust
4.715% due 09/25/2037 •	4,111	3,664

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	7,262	2,206
5.295% due 06/25/2033 •	1,299	1,171
5.535% due 09/25/2037 •	743	304

Residential Asset Securities Corp. Trust
4.715% due 09/25/2036 •	1,115	1,101
4.915% due 08/25/2036 •	267	236

Saxon Asset Securities Trust
4.745% due 09/25/2037 ~	47	45

Securitized Asset-Backed Receivables LLC Trust
5.110% due 10/25/2035 •	1,441	1,390

Soundview Home Loan Trust
4.635% due 06/25/2037 •	654	444
5.385% due 10/25/2037 ~	86	66

Structured Asset Securities Corp. Mortgage Loan Trust
5.005% due 10/25/2036 •	133	131
5.937% due 04/25/2035 •	1	1

Wells Fargo Home Equity Asset-Backed Securities Trust
6.835% due 12/25/2034 •	113	114

		29,720

MANUFACTURING HOUSE ABS OTHER 0.0%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~	758	713

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WHOLE LOAN COLLATERAL 0.6%

Bear Stearns Asset-Backed Securities Trust
5.435% due 09/25/2046 •		$25	$22

Citigroup Mortgage Loan Trust
4.930% due 10/25/2036 •		254	250
5.140% due 03/25/2037 •		4,100	3,940

First Franklin Mortgage Loan Trust
5.140% due 11/25/2036 •		397	386
5.305% due 09/25/2035 •		166	165

IndyMac INDB Mortgage Loan Trust
4.575% due 07/25/2036 ~		836	264

Lehman XS Trust
4.873% due 06/25/2036 þ		146	141

Securitized Asset-Backed Receivables LLC Trust
4.935% due 05/25/2036 •		821	423

Specialty Underwriting & Residential Finance Trust
4.635% due 04/25/2037 •		2,591	1,898
4.755% due 09/25/2037 ~		9,896	4,857

			12,346

OTHER ABS 6.5%

522 Funding CLO Ltd.
5.595% due 10/20/2031 •		421	421

ACAS CLO Ltd.
5.445% due 10/18/2028 ~		63	63

American Money Management Corp. CLO Ltd.
5.493% due 01/20/2035 •		3,000	2,991

Anchorage Capital CLO Ltd.
5.343% due 10/20/2034 •		2,800	2,785
5.730% due 04/22/2034 ~		1,900	1,901

Anchorage Capital Europe CLO DAC
3.565% due 01/15/2031 •	EUR	2,182	2,361

Arbour CLO DAC
3.886% due 05/15/2038 •		3,500	3,789

Bain Capital Credit CLO Ltd.
5.285% due 04/23/2035 •		$6,700	6,700

Bain Capital Euro CLO DAC
3.484% due 01/20/2032 •	EUR	1,337	1,447

Blackrock European CLO DAC
3.405% due 10/15/2031 •		1,076	1,163

BlueMountain EUR CLO Ltd.
3.695% due 01/15/2033 •		1,699	1,838

Cairn CLO DAC
3.565% due 10/15/2031 •		1,942	2,101

Capital Street Master Trust
5.699% due 10/16/2028 •		$1,000	1,001

Carlyle Global Market Strategies CLO Ltd.
5.383% due 07/20/2034 ~		5,700	5,679
5.530% due 08/14/2030 •		14	14

Carlyle Global Market Strategies Euro CLO DAC
3.306% (EUR003M + 0.750%) due 11/15/2031 ~	EUR	2,402	2,598
3.485% due 01/15/2031 •		2,195	2,362

Carlyle U.S. CLO Ltd.
5.744% due 01/15/2030 ~		$113	113

CQS U.S. CLO Ltd.
5.493% due 01/20/2035 ~		1,900	1,911

Crestline Denali CLO Ltd.
5.585% due 04/20/2030 ~		495	495

Crown Point CLO Ltd.
5.523% due 10/20/2031 ~		957	956

CVC Cordatus Loan Fund DAC
3.131% due 09/15/2031 •	EUR	798	862
3.336% due 08/15/2032 •		624	675
3.435% due 10/15/2031 •		748	809

Dryden Euro CLO DAC
3.416% due 05/15/2034 •		1,428	1,542
3.445% due 04/15/2033 •		1,155	1,249

Elevation CLO Ltd.
5.512% due 10/25/2030 •		$496	496

Euro-Galaxy CLO DAC
3.291% due 04/24/2034 •	EUR	299	323

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Guggenheim CLO Ltd.
5.473% due 01/15/2035 •		$3,400	$3,400

Harvest CLO DAC
3.424% due 10/20/2031 •	EUR	1,418	1,533
3.425% due 10/15/2031 •		2,002	2,163

Hayfin Emerald CLO
3.975% due 11/17/2037 •		1,100	1,191
4.094% due 07/18/2038 •		4,600	4,981
4.413% due 01/25/2037 •		4,400	4,774

Henley CLO DAC
3.673% due 06/10/2034 •		1,900	2,053

Jamestown CLO Ltd.
5.420% due 07/25/2034 •		$4,500	4,486

Jubilee CLO DAC
3.435% due 04/15/2031 •	EUR	778	835

KKR CLO Ltd.
5.514% due 07/15/2030 ~		$171	171
5.744% due 01/15/2031 •		599	599

LCM Ltd.
5.555% due 07/20/2030 •		158	157

Madison Park Funding Ltd.
5.324% due 10/15/2034 •		1,200	1,194

Man GLG Euro CLO DAC
3.191% due 12/15/2031 •	EUR	1,475	1,595

Massachusetts Educational Financing Authority
5.768% due 04/25/2038 ~		$21	21

Mountain View CLO LLC
5.609% due 01/16/2031 •		1,616	1,616

Octagon Investment Partners Ltd.
5.343% due 01/20/2035 •		1,500	1,498

OZLM Ltd.
5.493% due 10/20/2031 ~		232	232

OZLME DAC
3.493% due 07/27/2032 •	EUR	4,370	4,723

Palmer Square European CLO DAC
3.715% due 04/15/2035 •		800	865

Palmer Square European Loan Funding DAC
1.000% due 10/15/2034 •(b)		1,300	1,398

Rockford Tower Europe CLO DAC
4.041% due 04/24/2037 •		1,100	1,190

Romark CLO Ltd.
5.582% due 10/23/2030 •		$310	311

Saranac CLO Ltd.
5.699% due 08/13/2031 ~		1,465	1,465

Sculptor CLO Ltd.
5.362% due 07/20/2034 •		2,700	2,689

Sound Point CLO Ltd.
5.542% due 07/25/2030 •		89	89

TCI-Symphony CLO Ltd.
5.571% due 10/13/2032 •		4,519	4,521

Trinitas CLO Ltd.
5.359% due 07/20/2035 •		3,100	3,081
5.640% due 01/25/2034 •		3,300	3,298

Trysail CLO Ltd.
5.532% due 10/20/2033 ~		1,100	1,098

Venture CLO Ltd.
5.545% due 07/20/2030 ~		1,947	1,947
5.575% due 09/07/2030 ~		308	308
5.605% due 07/20/2030 •		1,443	1,443

Verdelite Static CLO Ltd.
5.423% due 07/20/2032 ~		1,875	1,875

Voya CLO Ltd.
5.564% due 10/15/2030 •		272	272

Voya Euro CLO DAC
3.755% due 10/15/2034 •	EUR	10,770	11,605

Wind River CLO Ltd.
5.605% due 07/18/2031 ~		$175	174

			123,496

Total Asset-Backed Securities (Cost $191,354)			184,349

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 6.6%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (d)	BRL	101,800	$17,272
0.000% due 10/01/2025 (d)		190,800	31,201

Canada Government Bond
4.250% due 12/01/2026 (e)	CAD	1,223	910

France Government International Bond
0.100% due 07/25/2031 (e)	EUR	5,287	5,462

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (e)		2,437	2,549
1.400% due 05/26/2025 (e)		32,587	35,327
1.800% due 05/15/2036 (e)		917	968

Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	1,491,071	10,299
0.100% due 03/10/2029 (e)		3,136,985	21,626

Mexico Government International Bond
4.000% due 08/24/2034 (e)	MXN	4,270	195

Total Sovereign Issues (Cost $134,508)			125,809

		SHARES
COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.1%

Hilton Worldwide Holdings, Inc.		4,885	1,111

Wyndham Hotels & Resorts, Inc.		12,481	1,130

Total Common Stocks (Cost $2,271)			2,241

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Bank of America Corp.
5.875% due 03/15/2028 •(f)		223,000	225

Total Preferred Securities (Cost $232)			225

REAL ESTATE INVESTMENT TRUSTS 28.8%

REAL ESTATE 28.8%

Acadia Realty Trust		37,541	786

Agree Realty Corp.		48,816	3,768

Alexander & Baldwin, Inc.		21,983	379

Alexandria Real Estate Equities, Inc.		84,849	7,849

American Assets Trust, Inc.		14,560	293

American Healthcare REIT, Inc.		48,220	1,461

American Homes 4 Rent ‘A’		232,060	8,774

American Tower Corp.		2,662	579

Americold Realty Trust, Inc.		191,636	4,112

Apartment Investment and Management Co. ‘A’		40,193	354

Apple Hospitality REIT, Inc.		120,820	1,560

AvalonBay Communities, Inc.		83,028	17,819

Brandywine Realty Trust		53,818	240

Brixmor Property Group, Inc.		119,895	3,183

Broadstone Net Lease, Inc.		201,102	3,427

BXP, Inc.		45,339	3,046

Camden Property Trust		58,031	7,097

CareTrust REIT, Inc.		58,444	1,670

Centerspace		5,157	334

Chatham Lodging Trust		15,386	110

Community Healthcare Trust, Inc.		7,804	142

COPT Defense Properties		34,934	953

	SHARES	MARKET VALUE (000S)

Cousins Properties, Inc.	52,250	$1,541

Crown Castle, Inc.	5,453	568

CubeSmart	122,399	5,228

Curbline Properties Corp.	28,857	698

DiamondRock Hospitality Co.	108,914	841

Digital Realty Trust, Inc.	163,275	23,396

Diversified Healthcare Trust	68,394	164

Douglas Emmett, Inc.	52,249	836

Easterly Government Properties, Inc.	30,822	327

EastGroup Properties, Inc.	26,996	4,755

Elme Communities	27,204	473

Empire State Realty Trust, Inc. ‘A’	41,561	325

EPR Properties	52,157	2,744

Equinix, Inc.	51,515	42,003

Equity LifeStyle Properties, Inc.	136,784	9,123

Equity Residential	203,788	14,587

Essential Properties Realty Trust, Inc.	148,049	4,832

Essex Property Trust, Inc.	27,184	8,334

Extra Space Storage, Inc.	105,756	15,704

Federal Realty Investment Trust	64,845	6,343

First Industrial Realty Trust, Inc.	82,746	4,465

Four Corners Property Trust, Inc.	30,039	862

Gaming & Leisure Properties, Inc.	78,301	3,985

Getty Realty Corp.	15,642	488

Global Medical REIT, Inc.	19,373	169

Global Net Lease, Inc.	61,085	491

Healthcare Realty Trust, Inc.	106,603	1,802

Healthpeak Properties, Inc.	436,265	8,821

Highwoods Properties, Inc.	33,092	981

Host Hotels & Resorts, Inc.	375,784	5,340

Hudson Pacific Properties, Inc.	43,457	128

Independence Realty Trust, Inc.	70,035	1,487

Innovative Industrial Properties, Inc.	8,647	468

InvenTrust Properties Corp.	19,615	576

Invitation Homes, Inc.	375,791	13,096

JBG SMITH Properties	26,621	429

Kilroy Realty Corp.	33,239	1,089

Kimco Realty Corp.	441,672	9,381

Kite Realty Group Trust	220,189	4,926

Lineage, Inc.	5,651	331

LXP Industrial Trust	156,888	1,357

Macerich Co.	129,155	2,218

Medical Properties Trust, Inc.	180,587	1,089

Mid-America Apartment Communities, Inc.	53,629	8,987

National Health Investors, Inc.	14,022	1,036

National Storage Affiliates Trust	21,342	841

NET Lease Office Properties	4,627	145

NETSTREIT Corp.	24,673	391

NexPoint Residential Trust, Inc.	6,709	265

NNN REIT, Inc.	116,060	4,950

Omega Healthcare Investors, Inc.	145,816	5,553

Paramount Group, Inc.	57,452	247

Park Hotels & Resorts, Inc.	111,205	1,188

Pebblebrook Hotel Trust	37,507	380

Phillips Edison & Co., Inc.	82,543	3,012

Piedmont Office Realty Trust, Inc. ‘A’	38,441	283

Plymouth Industrial REIT, Inc.	12,268	200

Prologis, Inc.	465,009	51,983

Public Storage	73,209	21,911

Realty Income Corp.	473,356	27,459

Regency Centers Corp.	88,380	6,519

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	53

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Rexford Industrial Realty, Inc.	69,192	$2,709

RLJ Lodging Trust	88,226	696

Ryman Hospitality Properties, Inc.	32,443	2,967

Service Properties Trust	58,155	152

Simon Property Group, Inc.	160,752	26,698

SITE Centers Corp.	14,795	190

SL Green Realty Corp.	22,158	1,278

STAG Industrial, Inc.	99,547	3,596

Summit Hotel Properties, Inc.	34,122	185

Sun Communities, Inc.	55,589	7,151

Sunstone Hotel Investors, Inc.	109,309	1,029

Tanger, Inc.	34,760	1,175

Terreno Realty Corp.	30,891	1,953

UDR, Inc.	189,511	8,560

UMH Properties, Inc.	22,769	426

Universal Health Realty Income Trust	3,965	162

Urban Edge Properties	66,059	1,255

Ventas, Inc.	253,286	17,416

Veris Residential, Inc.	25,239	427

VICI Properties, Inc.	123,013	4,013

Vornado Realty Trust	52,278	1,934

Welltower, Inc.	291,945	44,729

WP Carey, Inc.	102,357	6,460

Xenia Hotels & Resorts, Inc.	32,139	378

Total Real Estate Investment Trusts (Cost $499,927)		545,626

	OUNCES	MARKET VALUE (000S)
COMMODITIES 4.9%
Gold Warehouse Receipts	30,055	$93,541

Total Commodities (Cost $82,249)		93,541

	SHARES
SHORT-TERM INSTRUMENTS 5.8%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (g)	559,200	559

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (h) 5.1%
		96,390

U.S. TREASURY BILLS 0.7%
4.301% due 04/17/2025 - 06/05/2025 (c)(d)(k)(m)	$13,967	13,876

Total Short-Term Instruments (Cost $111,284)		110,825

Total Investments in Securities (Cost $3,395,061)		3,441,302

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.7%

SHORT-TERM INSTRUMENTS 0.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%

PIMCO Short-Term Floating NAV Portfolio III	1,371,588	$13,351

Total Short-Term Instruments (Cost $13,351)		13,351

Total Investments in Affiliates (Cost $13,351)		13,351

Total Investments 182.1% (Cost $3,408,412)		$3,454,653

Financial Derivative Instruments (j)(l) 0.0% (Cost or Premiums, net $(9,461))		300

Other Assets and Liabilities, net (82.1)%		(1,558,311)

Net Assets 100.0%		$1,896,642

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.440%	03/31/2025	04/01/2025	$ 26,900	U.S. Treasury Notes 0.375% due 07/31/2027	$(27,432)	$26,900	$26,903
MEI	2.730	03/27/2025	04/04/2025	CAD 60,000	Canada Government International Bond 2.500% - 2.750% due 12/01/2032 - 06/01/2033	(43,170)	41,694	41,710
	2.730	03/28/2025	04/04/2025	10,000	Canada Government International Bond 4.000% due 08/01/2026	(7,096)	6,949	6,951
TOR	2.710	03/31/2025	04/07/2025	30,000	Province of New Brunswick 3.800% due 08/14/2045	(10,738)	20,847	20,849
					Province of Ontario 3.450% due 06/02/2045	(10,815)

Total Repurchase Agreements						$(99,251)	$96,390	$96,413

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	4.460%	04/01/2025	04/08/2025	$(36,833)	$(36,833)
CIB	4.430	02/21/2025	04/04/2025	(96,671)	(97,135)
	4.430	03/13/2025	04/04/2025	(52,256)	(52,378)
STR	4.440	04/01/2025	04/02/2025	(1,231,743)	(1,231,743)
	4.480	03/31/2025	04/01/2025	(1,172,917)	(1,172,917)

Total Reverse Repurchase Agreements					$(2,591,006)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
BOS	$26,903	$0	$0	$26,903	$(27,432)	$(529)
BRC	0	(36,833)	0	(36,833)	0	(36,833)
CIB	0	(149,513)	0	(149,513)	149,396	(117)
MEI	48,661	0	0	48,661	(49,927)	(1,266)
STR	0	(2,404,660)	0	(2,404,660)	1,197,062	(1,207,598)
TOR	20,849	0	0	20,849	(21,553)	(704)

Total Borrowings and Other Financing Transactions	$96,413	$(2,591,006)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(1,172,917)	$(149,513)	$0	$0	$(1,322,430)

Total Borrowings	$(1,172,917)	$(149,513)	$0	$0	$(1,322,430)

Payable for reverse repurchase agreements(4)					$(1,322,430)

(i)	Securities with an aggregate market value of $1,348,227 and cash of $339 have been pledged as under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(1,441,356) at a weighted average interest rate of 4.966%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(1,268,576) is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - ICE Crude Oil December 2025 Futures	$55.000	10/28/2025	65	$65	$126	$74
Put - ICE Crude Oil July 2025 Futures	60.000	05/27/2025	87	87	89	18
Put - ICE Crude Oil June 2025 Futures	67.000	04/25/2025	22	22	28	4

Total Purchased Options					$243	$96

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	55

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - NYMEX Natural Gas June 2025 Futures	$4.000	05/27/2025	8	80	$(19)	$(17)

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - ICE Crude Oil December 2025 Futures	$76.000	10/28/2025	65	65	$(147)	$(232)
Call - ICE Crude Oil July 2025 Futures	78.000	05/27/2025	87	87	(384)	(127)
Call - ICE Crude Oil June 2025 Futures	76.000	04/25/2025	22	22	(17)	(31)

					$(548)	$(390)

Total Written Options					$(567)	$(407)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2026	1,650	$ 436,959	$88	$223	$(45)
Australia Government 10-Year Bond June Futures	06/2025	426	29,988	20	285	0
California Carbon Allowance December Futures	12/2025	1,240	38,180	(7,787)	0	(136)
California Carbon Allowance Vintage December Futures	12/2026	932	30,532	154	3	(99)
Copper July Futures	07/2025	57	13,840	281	281	0
Copper May Futures	05/2025	82	19,878	969	969	0
Euro-BOBL June Futures	06/2025	121	15,411	166	37	(4)
Euro-BTP June Futures	06/2025	330	41,935	(857)	111	(50)
European Climate Exchange December Futures	12/2025	58	4,263	(814)	16	(51)
Hard Red Winter Wheat December Futures	12/2025	39	1,187	(64)	6	0
Hard Red Winter Wheat July Futures	07/2025	10	285	(20)	2	0
Hard Red Winter Wheat May Futures	05/2025	469	13,062	(1,190)	123	0
Iron Ore July Futures	07/2025	762	7,552	32	0	(102)
Japan Government 10-Year Bond June Futures	06/2025	1	923	2	7	0
Natural Gas June Futures	05/2025	50	2,129	8	36	0
New York Harbor June Futures	05/2025	48	4,554	63	101	0
Silver May Futures	05/2025	56	9,691	407	0	(57)
U.S. Treasury 10-Year Note June Futures	06/2025	1,383	153,816	871	21	0
U.S. Treasury Long-Term Bond June Futures	06/2025	239	28,030	(101)	45	0
WTI Crude December Futures	11/2025	215	14,495	(537)	322	0
WTI Crude June Futures	05/2025	436	30,934	232	894	0
WTI Crude September Futures	08/2025	34	2,346	84	60	0

				$(7,993)	$3,542	$(544)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2025	1,650	$ (437,004)	$(141)	$112	$(134)
Brent Crude December Futures	10/2025	123	(8,750)	(68)	0	(187)
Brent Crude June Futures	04/2025	436	(32,600)	(308)	0	(876)
Brent Crude September Futures	07/2025	24	(1,742)	(83)	0	(43)
Copper July Futures	07/2025	125	(15,878)	(1,030)	300	0
Copper May Futures	05/2025	160	(20,136)	(2,410)	384	0
Euro-Bund June Futures	06/2025	522	(72,717)	(6)	38	(6)
Euro-Buxl 30-Year Bond June Futures	06/2025	87	(11,219)	644	0	(118)
Euro-Oat June Futures	06/2025	386	(51,209)	1,024	71	(167)
Euro-Schatz June Futures	06/2025	228	(26,368)	(4)	6	(20)
Gas Oil June Futures	06/2025	64	(4,331)	(17)	0	(107)
Gold 100 oz. June Futures	06/2025	363	(114,356)	(3,173)	0	(1,307)
Long Gilt June Futures	06/2025	2	(237)	0	173	0
U.S. Treasury 2-Year Note June Futures	06/2025	720	(149,164)	(469)	6	0
U.S. Treasury 5-Year Note June Futures	06/2025	2,274	(245,947)	(1,219)	119	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	351	(40,058)	(236)	0	(33)

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	171	$	(20,905)	$(200)	$0	$(75)
Wheat December Futures	12/2025	39		(1,149)	77	0	(11)
Wheat July Futures	07/2025	11		(303)	26	0	(4)
Wheat May Futures	05/2025	463		(12,432)	1,257	0	(203)
WTI Crude December Futures	11/2025	92		(6,203)	(242)	0	(138)
WTI Crude September Futures	08/2025	10		(690)	(48)	0	(18)

					$(6,626)	$1,209	$(3,447)

Total Futures Contracts					$(14,619)	$4,751	$(3,991)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	111,200	$(742)	$(107)	$(849)	$111	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	2,480,000	(65)	273	208	0	(37)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		2,165,000	275	298	573	0	(71)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/22/2026	$	1,670	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		49,500	(2,508)	(10)	(2,518)	133	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.838	Annual	11/15/2034		5,000	0	(39)	(39)	0	(15)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.864	Annual	11/15/2034		4,500	0	(44)	(44)	0	(14)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/15/2034		1,800	0	(18)	(18)	0	(5)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.867	Annual	11/15/2034		4,500	0	(45)	(45)	0	(14)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.870	Annual	11/15/2034		4,500	0	(46)	(46)	0	(14)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.881	Annual	11/15/2034		4,500	0	(51)	(51)	0	(14)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.894	Annual	11/15/2034		3,800	0	(46)	(46)	0	(12)
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.050	Annual	11/15/2052		47,400	(1,967)	161	(1,806)	0	(362)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		34,900	4,216	1,601	5,817	0	(235)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		14,600	389	561	950	0	(106)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	4,000	(284)	123	(161)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		7,300	(531)	227	(304)	4	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		6,600	(489)	222	(267)	5	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		8,700	(540)	286	(254)	7	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		3,800	(237)	128	(109)	3	0
Receive(2)	6-Month EUR-EURIBOR	2.112	Annual	09/02/2027		16,200	0	16	16	0	(14)
Receive(2)	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027		34,200	0	29	29	0	(29)
Pay(2)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		221,100	(7,651)	(1,207)	(8,858)	935	0
Receive(2)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		78,300	3,921	2,461	6,382	0	(617)
Receive	CPTFEMU	2.000	Maturity	02/15/2027		8,400	(1)	(5)	(6)	8	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		3,900	106	(50)	56	8	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,240	0	(12)	(12)	6	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		13,100	(53)	26	(27)	25	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		500	(33)	47	14	0	(1)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,900	(119)	179	60	0	(4)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,500	(95)	138	43	0	(5)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		4,600	246	407	653	0	(6)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		3,300	247	299	546	0	(2)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		1,500	73	134	207	0	(3)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		2,400	161	214	375	0	(3)
Pay	CPURNSA	2.380	Maturity	10/15/2025	$	2,100	0	(19)	(19)	0	(1)
Pay	CPURNSA	2.700	Maturity	01/14/2026		7,000	0	(52)	(52)	0	(7)
Pay	CPURNSA	2.703	Maturity	01/14/2026		8,600	0	(63)	(63)	0	(9)
Receive	CPURNSA	2.419	Maturity	03/05/2026		4,400	414	124	538	6	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	231	93	324	6	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		2,240	167	64	231	4	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		4,100	305	117	422	7	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		4,900	278	141	419	7	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		3,100	152	87	239	4	0
Pay	CPURNSA	2.006	Maturity	11/30/2030		8,200	(1,072)	(243)	(1,315)	0	(10)
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	10,100	57	56	113	46	0
Pay	UKRPI	3.466	Maturity	09/15/2034		4,200	0	29	29	17	0

Total Swap Agreements							$(5,149)	$6,482	$1,333	$1,344	$(1,610)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	57

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(3)			Market Value	Variation Margin Liability(3)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$96	$5,022	$1,344	$6,462	$(407)	$(4,748)	$(1,610)	$(6,765)

(k)

Securities with an aggregate market value of $21,105 and cash of $19,074 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.

(1)	Future styled option variation margin liability of $(120) is outstanding at period end.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)	Unsettled variation margin asset of $271 and liability of $(757) for closed futures is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	106,303		$711	$3	$0
	04/2025		$12,933	AUD	20,444	0	(158)
	04/2025		1,267	JPY	191,185	7	0
	04/2025		158	SGD	212	0	(1)
	05/2025	AUD	20,444		$12,936	158	0
	05/2025	CNH	5,048		689	0	(7)
	05/2025	JPY	190,543		1,267	0	(7)
	05/2025	SGD	211		158	1	0
	05/2025		$2,665	CNH	19,299	1	(3)
	06/2025	CNH	31,665		$4,337	0	(44)
	07/2025		9,604		1,333	2	(1)
	08/2025		9,606		1,332	0	(2)

BOA	04/2025	CAD	3,865		2,681	0	(5)
	04/2025	EUR	1,072		1,120	0	(39)
	04/2025	IDR	20,498,200		1,242	12	0
	04/2025	KRW	601,518		410	2	0
	04/2025		$1,856	AUD	2,925	0	(28)
	04/2025		394	IDR	6,513,832	0	(2)
	04/2025	ZAR	25,567		$1,398	5	0
	05/2025	CNH	4,936		674	0	(7)
	05/2025	IDR	4,168,157		250	0	0
	05/2025		$262	INR	22,495	1	0
	06/2025	CNH	15,246		$2,100	1	(9)
	06/2025		$410	KRW	599,254	0	(2)
	08/2025	TWD	497		$15	0	0

BPS	04/2025	BRL	62,999		10,972	0	(68)
	04/2025	CAD	1,758		1,222	0	0
	04/2025	EUR	100,917		105,820	0	(3,302)
	04/2025	IDR	49,192,920		2,968	14	0
	04/2025	JPY	1,045,641		7,014	42	0
	04/2025	NOK	306		29	0	0
	04/2025	TWD	688,751		20,944	203	0
	04/2025		$10,998	BRL	62,999	46	(4)
	04/2025		192	EUR	177	0	(1)
	04/2025		1,354	GBP	1,071	30	0
	04/2025		5,934	IDR	97,336,920	0	(91)
	04/2025		2,896	INR	251,711	45	0
	04/2025		454	JPY	68,232	1	0
	04/2025		2,624	KRW	3,808,841	0	(38)
	04/2025		101	SGD	136	0	0
	04/2025		6,294	TWD	206,128	0	(86)
	04/2025	ZAR	47,455		$2,586	6	(6)
	05/2025	CHF	11		13	0	0
	05/2025	CNH	18,014		2,479	1	(8)
	05/2025	EUR	164		177	0	(1)
	05/2025	IDR	12,676,117		762	2	0

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025	JPY	68,003		$454	$0	$(1)
	05/2025	SGD	135		101	0	0
	05/2025		$2,126	BRL	12,208	1	0
	05/2025		2,210	IDR	36,685,478	0	(12)
	05/2025		2,356	INR	202,131	3	0
	05/2025		29	NOK	306	0	0
	06/2025	CNH	52,803		$7,268	0	(38)
	06/2025	KRW	6,158,303		4,323	130	0
	06/2025	PLN	766		198	1	0
	06/2025		$860	CNH	6,217	0	0
	06/2025		1,206	KRW	1,742,205	0	(19)
	06/2025		4,537	PLN	17,600	16	(21)
	07/2025	TWD	97,452		$2,999	47	0
	08/2025		81,445		2,499	25	0
	08/2025		$1,209	TWD	39,342	0	(14)
	10/2025	BRL	66,900		$11,163	4	(64)

BRC	04/2025		17,249		3,000	0	(22)
	04/2025	GBP	1,577		2,044	6	0
	04/2025	INR	7,902		90	0	(2)
	04/2025		$3,004	BRL	17,249	19	0
	04/2025		1,134	IDR	18,557,779	0	(21)
	04/2025		197	ILS	724	0	(3)
	04/2025		92	INR	7,893	0	0
	04/2025		51	NOK	568	3	0
	04/2025		8,856	TRY	351,192	171	0
	05/2025	INR	7,915		$92	0	0
	05/2025		$3,000	BRL	17,346	21	0
	05/2025		2,044	GBP	1,577	0	(6)
	05/2025		25	NOK	263	0	0
	06/2025	CNH	20,768		$2,846	0	(28)
	06/2025		$1,224	KRW	1,769,671	0	(19)
	06/2025		287	PLN	1,114	0	(1)

BSH	04/2025	AUD	26,787		$16,971	233	0
	04/2025	BRL	32,100		5,686	61	0
	04/2025		$5,590	BRL	32,100	35	0
	04/2025		12,140	JPY	1,823,237	15	0
	05/2025	JPY	1,817,096		$12,140	0	(15)
	06/2025		$1,880	PLN	7,250	0	(13)

CBK	04/2025	BRL	42,613		$7,418	9	(59)
	04/2025	CAD	10,151		7,095	40	0
	04/2025	CHF	352		400	3	0
	04/2025	DKK	18,855		2,654	0	(79)
	04/2025	IDR	70,693,954		4,269	26	0
	04/2025	ILS	4,357		1,195	23	0
	04/2025	INR	93,110		1,082	0	(7)
	04/2025	JPY	91,400		622	12	0
	04/2025	TWD	174,778		5,334	71	0
	04/2025		$7,421	BRL	42,613	47	0
	04/2025		16,957	CAD	24,171	0	(160)
	04/2025		1,266	CHF	1,115	0	(5)
	04/2025		1,039	GBP	822	23	0
	04/2025		4,352	IDR	71,332,956	0	(70)
	04/2025		1,086	INR	93,096	1	0
	04/2025		132	KRW	193,091	0	(1)
	04/2025		13,289	TWD	435,558	0	(172)
	05/2025	CAD	24,136		$16,957	160	0
	05/2025	IDR	15,026,571		905	4	0
	05/2025	THB	1		0	0	0
	05/2025		$102	CAD	146	0	(1)
	05/2025		2,203	IDR	36,594,295	0	(9)
	06/2025	CNH	15,949		$2,201	0	(6)
	06/2025	KRW	16,604,993		11,570	261	0
	07/2025	TWD	168,834		5,189	75	0
	07/2025		$3,985	BRL	23,131	0	(10)
	08/2025	TWD	186,400		$5,720	58	0
	08/2025		$1,908	TWD	62,010	0	(25)

DUB	04/2025	CAD	25		$17	0	0
	04/2025	IDR	18,173,738		1,111	21	0
	04/2025	ILS	8,410		2,307	45	0
	04/2025	NZD	28		16	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	59

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	SGD	30		$23	$0	$0
	04/2025		$8,276	DKK	57,344	35	0
	04/2025		2,469	IDR	41,001,565	0	(9)
	04/2025		408	INR	35,087	2	0
	04/2025		16	NZD	28	0	0
	04/2025		81	SGD	108	0	0
	05/2025	DKK	57,238		$8,276	0	(35)
	05/2025	IDR	1,829,712		110	0	0
	05/2025	NZD	28		16	0	0
	05/2025	SGD	108		81	0	0
	06/2025	KRW	12,102,275		8,431	189	0
	08/2025		$3,714	CNH	26,613	0	(17)
	08/2025		1,415	TWD	46,115	0	(14)

FAR	04/2025	BRL	125,793		$21,907	0	(137)
	04/2025	CHF	15,094		16,933	0	(128)
	04/2025	DKK	29,951		4,222	0	(119)
	04/2025	ILS	7,704		2,122	50	0
	04/2025	JPY	811,120		5,436	28	0
	04/2025		$21,927	BRL	125,793	117	0
	04/2025		8,664	JPY	1,304,419	32	0
	04/2025		164	TWD	5,363	0	(2)
	04/2025		30	ZAR	549	0	0
	05/2025	JPY	1,300,024		$8,664	0	(32)
	05/2025		$680	CNH	4,904	0	(3)
	06/2025		2,083	BRL	12,111	13	0
	06/2025		3,555	PLN	13,743	0	(16)
	07/2025	CNH	4,886		$680	3	0

GLM	04/2025	BRL	111,448		19,966	443	(7)
	04/2025	IDR	29,708,338		1,789	7	0
	04/2025	KRW	915,769		624	2	0
	04/2025	TWD	4,146		125	0	0
	04/2025		$19,056	BRL	111,448	474	0
	04/2025		2,692	IDR	44,340,106	0	(32)
	04/2025		180	KRW	263,084	0	(1)
	05/2025	CNH	4,799		$655	0	(7)
	05/2025	IDR	7,220,365		433	0	0
	05/2025		$1,789	IDR	29,735,174	0	(7)
	06/2025		2,131	CNH	15,433	5	(1)
	06/2025		624	KRW	912,443	0	(3)
	06/2025		2,531	PLN	9,772	0	(14)
	07/2025	BRL	101,800		$17,008	0	(487)
	07/2025	TWD	16,984		522	8	0
	07/2025		$16	TWD	535	0	0
	08/2025	CNH	8,686		$1,211	5	0
	08/2025		$125	TWD	4,114	0	0
	10/2025	BRL	121,200		$19,899	0	(432)

JPM	04/2025		67,698		11,648	6	(221)
	04/2025	CAD	90,051		63,136	547	0
	04/2025	IDR	5,852,887		354	3	0
	04/2025	ILS	8,377		2,301	47	0
	04/2025	INR	5,738		66	0	(1)
	04/2025	JPY	870,466		5,840	36	0
	04/2025	SGD	32		24	0	0
	04/2025	TWD	23,044		703	9	0
	04/2025		$2,150	AUD	3,418	0	(15)
	04/2025		11,790	BRL	67,698	74	0
	04/2025		4,232	CAD	6,077	2	(12)
	04/2025		108,300	EUR	100,406	269	0
	04/2025		558	IDR	9,166,950	0	(8)
	04/2025		691	INR	59,726	6	0
	04/2025		2,663	JPY	401,948	16	0
	04/2025		132	KRW	193,006	0	(1)
	04/2025		4,280	TWD	140,236	0	(57)
	04/2025	ZAR	10,315		$565	3	0
	05/2025	CNH	5,130		702	0	(6)
	05/2025	EUR	99,335		107,317	0	(268)
	05/2025	IDR	4,809,129		290	2	0
	05/2025	JPY	400,600		2,664	0	(16)
	05/2025		$2,498	CNH	18,104	3	(2)
	06/2025	CNH	20,962		$2,872	0	(28)

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025	MXN	3,057		$148	$0	$0
	06/2025	PLN	11,909		3,082	14	0
	06/2025		$9,856	BRL	58,188	212	0
	06/2025		5,029	PLN	19,488	5	(15)
	07/2025	CNH	9,256		$1,283	1	(1)
	07/2025	TWD	98,638		3,033	45	0
	07/2025		$1,384	BRL	8,096	8	0
	08/2025	CNH	8,765		$1,215	0	(3)
	08/2025	TWD	96,761		2,969	30	0

MBC	04/2025	CHF	718		811	0	(1)
	04/2025	EUR	426		458	0	(3)
	04/2025	GBP	1,096		1,419	3	0
	04/2025	JPY	194,500		1,315	19	0
	04/2025	SGD	277		207	1	0
	04/2025	TWD	35,902		1,110	29	0
	04/2025		$348	CAD	499	0	(1)
	04/2025		17,025	CHF	15,038	0	(28)
	04/2025		444	DKK	3,055	0	(1)
	04/2025		1,998	EUR	1,832	0	(17)
	04/2025		1,008	GBP	780	0	(1)
	04/2025		930	INR	80,736	14	0
	04/2025		2,828	TWD	92,900	0	(30)
	05/2025	CAD	487		$339	0	0
	05/2025	CHF	13,797		15,675	23	0
	05/2025	CNH	8,700		1,199	1	(2)
	05/2025	DKK	3,049		444	1	0
	05/2025	EUR	1,272		1,375	0	(3)
	05/2025	IDR	2,896,769		174	1	0
	05/2025	JPY	22,551		152	1	0
	05/2025	THB	1,810		54	0	0
	05/2025		$1,232	CNH	8,929	2	(1)
	06/2025	CNH	1,462		$201	0	(1)
	06/2025	KRW	2,246,699		1,562	31	0
	06/2025	PLN	3,800		988	10	0
	06/2025		$833	PLN	3,213	0	(5)
	07/2025	CNH	4,438		$616	1	0
	07/2025	TWD	47,713		1,464	19	0
	08/2025	CNH	4,450		616	0	(2)
	08/2025	TWD	44,627		1,364	8	0

MYI	04/2025	CAD	24,953		17,528	188	0
	04/2025	DKK	11,597		1,619	0	(62)
	04/2025	SGD	116		87	0	0
	04/2025		$598	TWD	19,561	0	(9)
	04/2025		13,595	ZAR	248,525	0	(55)
	05/2025	IDR	2,635,987		$158	0	0
	06/2025		$190	PLN	755	4	0
	10/2025	BRL	2,700		$441	0	(12)

SCX	04/2025	TWD	19,015		586	13	0
	04/2025		$1,413	IDR	23,121,703	0	(27)
	04/2025		699	JPY	105,320	3	0
	04/2025		132	KRW	192,801	0	(1)
	04/2025		818	TWD	26,916	0	(8)
	05/2025	CNH	7,668		$1,064	5	0
	05/2025	IDR	1,131,099		68	0	0
	05/2025	JPY	104,967		699	0	(3)
	06/2025	CNH	9,428		1,298	0	(6)
	06/2025		$2,525	CNH	18,214	0	(5)
	06/2025		1,751	KRW	2,532,979	0	(26)
	08/2025	CNH	7,260		$1,014	5	0
	08/2025	TWD	26,693		818	7	0
	08/2025		$1,512	CNH	10,839	0	(6)

UAG	04/2025	BRL	6,943		$1,188	0	(29)
	04/2025	IDR	6,399,739		386	1	0
	04/2025	JPY	797,508		5,360	43	0
	04/2025		$1,209	BRL	6,943	8	0
	04/2025		386	IDR	6,399,739	0	(2)
	04/2025		476	TRY	19,213	18	0
	05/2025		386	IDR	6,408,739	0	(2)
	06/2025		266	PLN	1,025	0	(2)

Total Forward Foreign Currency Contracts						$5,463	$(7,331)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	61

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	7,500	$(67)	$(69)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	7,500	(67)	(68)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	09/08/2025	8,700	(201)	(202)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	09/08/2025	8,700	(201)	(148)

CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950	09/15/2025	29,300	(354)	(495)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	29,300	(354)	(15)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	35,300	(426)	(306)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	35,300	(426)	(105)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	22,700	(206)	(194)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	22,700	(206)	(228)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	42,700	(391)	(432)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	42,700	(391)	(371)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.660	09/05/2025	15,700	(349)	(300)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660	09/05/2025	15,700	(349)	(320)

Total Written Options							$(3,988)	$(3,253)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	MLPIREIL Index	153,271	4.980% (FEDL01 plus a specified spread)	Monthly	06/09/2025	$	14,439	$0	$12	$12	$0
	Pay	MLPIREIS Index	150,999	4.880% (FEDL01 plus a specified spread)	Monthly	06/09/2025		14,238	0	7	7	0

BPS	Receive	BCOMF1TC Index	50,338	0.120%	Monthly	03/16/2026		6,407	0	(8)	0	(8)

CBK	Receive	DWRTFT Index	7,515	4.920% (FEDL01 plus a specified spread)	Monthly	04/16/2025		103,230	0	(285)	0	(285)

CIB	Receive	PIMCODB Index(5)	476,116	0.000%	Monthly	06/15/2026		97,736	0	1,492	1,492	0

GST	Receive	BCOMF1NTC Index	14,108	4.405% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026		4,965	0	(29)	0	(29)
	Receive	PIMCODB Index(6)	1,113,696	0.000%	Monthly	04/15/2026		118,971	0	1,840	1,840	0

JPM	Receive	AMZX Index	17,877	4.930% (FEDL01 plus a specified spread)	Monthly	05/07/2025		47,236	0	(188)	0	(188)
	Receive	Alerian Midstream Energy Total Return Index	82,133	5.080% (FEDL01 plus a specified spread)	Monthly	05/21/2025		99,790	0	(386)	0	(386)
	Receive	DWRTFT Index	20,310	4.990% (FEDL01 plus a specified spread)	Monthly	06/04/2025		278,990	0	(1,167)	0	(1,167)
	Receive	AMZX Index	4,399	4.710% (FEDL01 plus a specified spread)	Monthly	07/09/2025		11,624	0	(42)	0	(42)
	Receive	AMZX Index	15,170	4.880% (FEDL01 plus a specified spread)	Monthly	10/15/2025		40,084	0	(141)	0	(141)
	Receive	JMABNIC5 Index(7)	730,200	0.000%	Monthly	07/15/2026		131,828	0	1,747	1,747	0

MAC	Receive	PIMCODB Index(8)	835,521	0.000%	Monthly	08/17/2026		164,992	0	2,354	2,354	0

MYI	Receive	DWRTFT Index	8,390	4.770% (FEDL01 plus a specified spread)	Monthly	05/07/2025		115,250	0	(445)	0	(445)
	Receive	DWRTFT Index	2,896	4.820% (FEDL01 plus a specified spread)	Monthly	05/07/2025		39,781	0	(155)	0	(155)
	Receive	DWRTFT Index	1,396	4.900% (FEDL01 plus a specified spread)	Monthly	05/07/2025		19,176	0	(76)	0	(76)
	Receive	DWRTFT Index	2,827	4.920% (FEDL01 plus a specified spread)	Monthly	06/11/2025		38,833	0	(78)	0	(78)

									$0	$4,452	$7,452	$(3,000)

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Pay	GOLDLNPM Index(3)	4.203%	Maturity	10/22/2025	$67,785	$0	$1,272	$1,272	$0

Total Swap Agreements							$0	$5,724	$8,724	$(3,000)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
AZD	$172	$0	$0	$172	$(223)	$0	$0	$(223)	$(51)	$0	$(51)
BOA	21	0	19	40	(92)	0	0	(92)	(52)	4	(48)
BPS	617	0	0	617	(3,774)	0	(8)	(3,782)	(3,165)	3,630	465
BRC	220	0	0	220	(102)	(487)	0	(589)	(369)	26	(343)
BSH	344	0	0	344	(28)	0	0	(28)	316	(260)	56
CBK	813	0	0	813	(604)	(510)	(285)	(1,399)	(586)	615	29
CIB	0	0	1,492	1,492	0	0	0	0	1,492	(1,070)	422
DUB	292	0	0	292	(75)	0	0	(75)	217	0	217
FAR	243	0	0	243	(437)	0	0	(437)	(194)	116	(78)
GLM	944	0	0	944	(991)	(1,636)	0	(2,627)	(1,683)	252	(1,431)
GST	0	0	1,840	1,840	0	0	(29)	(29)	1,811	(1,120)	691
JPM	1,338	0	3,019	4,357	(654)	0	(1,924)	(2,578)	1,779	10,275	12,054
MAC	0	0	2,354	2,354	0	0	0	0	2,354	(1,410)	944
MBC	164	0	0	164	(96)	0	0	(96)	68	0	68
MYC	0	0	0	0	0	(620)	0	(620)	(620)	0	(620)
MYI	192	0	0	192	(138)	0	(754)	(892)	(700)	10,719	10,019
SCX	33	0	0	33	(82)	0	0	(82)	(49)	0	(49)
UAG	70	0	0	70	(35)	0	0	(35)	35	0	35

Total Over the Counter	$5,463	$0	$8,724	$14,187	$(7,331)	$(3,253)	$(3,000)	$(13,584)

(m)

Securities with an aggregate market value of $28,503 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)	Variance Swap.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	63

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

(5)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2025 Futures	5.1%	$4,994
Arabica Coffee September 2025 Futures	4.7	4,603
Brent Crude September 2025 Futures	8.8	8,591
Cocoa September 2025 Futures	1.6	1,603
Copper September 2025 Futures	0.8	801
Corn September 2025 Futures	4.6	4,535
Gas Oil September 2025 Futures	3.1	2,991
Gold 100 oz. August 2025 Futures	6.2	6,079
Gold 100 oz. June 2025 Futures	17.7	17,260
Lean Hogs August 2025 Futures	3.4	3,294
Live Cattle August 2025 Futures	1.6	1,544
New York Harbor ULSD September 2025 Futures	2.2	2,150
Nickel September 2025 Futures	0.5	440
NYMEX — Natural Gas September 2025 Futures	4.7	4,584
RBOB Gasoline September 2025 Futures	8.7	8,532
Silver May 2025 Futures	9.2	9,031
Silver September 2025 Futures	2.7	2,688
Sugar No. 11 October 2025 Futures	2.2	2,141
WTI Crude September 2025 Futures	2.8	2,737
Zinc September 2025 Futures	2.0	1,925

Total Long Futures Contracts		$90,523

Cash	7.4%	$7,213

Total Notional Amount		$97,736

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(6)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum August 2025 Futures	5.0%	$5,984
Arabica Coffee September 2025 Futures	4.7	5,615
Brent Crude September 2025 Futures	8.7	10,315
Cocoa September 2025 Futures	1.6	1,904
Copper September 2025 Futures	0.8	987
Corn September 2025 Futures	4.5	5,401
Gas Oil August 2025 Futures	3.0	3,581
Gold 100 oz. August 2025 Futures	6.2	7,329
Gold 100 oz. June 2025 Futures	17.5	20,784
Lean Hogs August 2025 Futures	3.3	3,974
Live Cattle August 2025 Futures	1.6	1,856
New York Harbor ULSD August 2025 Futures	2.2	2,605
Nickel August 2025 Futures	0.4	535
NYMEX — Natural Gas August 2025 Futures	4.5	5,413
RBOB Gasoline August 2025 Futures	8.6	10,267
Silver May 2025 Futures	9.3	11,076
Silver September 2025 Futures	2.8	3,296
Sugar No. 11 October 2025 Futures	2.2	2,594
WTI Crude August 2025 Futures	2.8	3,284
Zinc August 2025 Futures	2.0	2,332

Total Long Futures Contracts		$109,132

Cash	8.3%	$9,839

Total Notional Amount		$118,971

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

(7)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude September 2025 Futures	17.6%	$23,155
Cotton No. 02 May 2025 Futures	1.6	2,165
Gas Oil August 2025 Futures	2.9	3,848
Gold 100 oz. June 2025 Futures	17.7	23,323
Live Cattle June 2025 Futures	6.1	8,082
LME — Copper May 2025 Futures	7.8	10,243
New York Harbor ULSD August 2025 Futures	4.8	6,253
Nickel May 2025 Futures	3.7	4,917
RBOB Gasoline August 2025 Futures	5.0	6,636
Silver May 2025 Futures	5.3	6,995
Soybean Meal May 2025 Futures	10.7	14,147
Soybeans May 2025 Futures	13.7	18,059
Sugar No. 11 May 2025 Futures	3.1	4,011

Total Long Futures Contracts		$131,834

Cash	0.0%	$(6)

Total Notional Amount		$131,828

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(8)	The following table represents the individual positions within the total return swap as of March 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2025 Futures	5.0%	$8,311
Arabica Coffee September 2025 Futures	4.7	7,792
Brent Crude November 2025 Futures	8.6	14,277
Cocoa September 2025 Futures	1.6	2,636
Copper September 2025 Futures	0.8	1,372
Corn September 2025 Futures	4.5	7,502
Gas Oil November 2025 Futures	3.0	4,965
Gold 100 oz. December 2025 Futures	6.2	10,165
Gold 100 oz. June 2025 Futures	17.5	28,857
Lean Hogs October 2025 Futures	3.3	5,500
Live Cattle October 2025 Futures	1.6	2,562
New York Harbor ULSD November 2025 Futures	2.2	3,600
Nickel September 2025 Futures	0.5	746
NYMEX — Natural Gas September 2025 Futures	4.6	7,520
RBOB Gasoline November 2025 Futures	8.6	14,179
Silver July 2025 Futures	9.3	15,382
Silver September 2025 Futures	2.8	4,571
Sugar No. 11 October 2025 Futures	2.2	3,608
WTI Crude November 2025 Futures	2.7	4,547
Zinc September 2025 Futures	2.0	3,237

Total Long Futures Contracts		$151,329

Cash	8.3%	$13,663

Total Notional Amount		$164,992

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	65

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$96	$0	$0	$0	$0	$96
Futures	3,497	0	121	0	1,404	5,022
Swap Agreements	0	0	0	0	1,344	1,344

	$3,593	$0	$121	$0	$2,748	$6,462

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,463	$0	$5,463
Swap Agreements	8,705	0	19	0	0	8,724

	$8,705	$0	$19	$5,463	$0	$14,187

	$12,298	$0	$140	$5,463	$2,748	$20,649

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$407	$0	$0	$0	$0	$407
Futures	3,404	0	568	0	776	4,748
Swap Agreements	0	0	0	0	1,610	1,610

	$3,811	$0	$568	$0	$2,386	$6,765

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,331	$0	$7,331
Written Options	0	0	0	0	3,253	3,253
Swap Agreements	37	0	2,963	0	0	3,000

	$37	$0	$2,963	$7,331	$3,253	$13,584

	$3,848	$0	$3,531	$7,331	$5,639	$20,349

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(506)	$0	$0	$0	$0	$(506)
Written Options	(162)	0	0	0	880	718
Futures	(16,687)	0	(343)	0	8,956	(8,074)
Swap Agreements	0	0	0	0	(2,150)	(2,150)

	$(17,355)	$0	$(343)	$0	$7,686	$(10,012)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,199	$0	$20,199
Written Options	0	0	0	0	1,753	1,753
Swap Agreements	(19,779)	0	46,132	0	0	26,353

	$(19,779)	$0	$46,132	$20,199	$1,753	$48,305

	$(37,134)	$0	$45,789	$20,199	$9,439	$38,293

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$135	$0	$0	$0	$0	$135
Written Options	290	0	0	0	(606)	(316)
Futures	(14,911)	0	0	0	(368)	(15,279)
Swap Agreements	0	0	0	0	6,352	6,352

	$(14,486)	$0	$0	$0	$5,378	$(9,108)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,544)	$0	$(4,544)
Written Options	0	0	0	0	(572)	(572)
Swap Agreements	1,416	0	(1,172)	0	0	244

	$1,416	$0	$(1,172)	$(4,544)	$(572)	$(4,872)

	$(13,070)	$0	$(1,172)	$(4,544)	$4,806	$(13,980)

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,788	$0	$9,788
Industrials	0	39	0	39
Utilities	0	316	0	316
U.S. Government Agencies	0	358,249	0	358,249
U.S. Treasury Obligations	0	1,999,164	0	1,999,164
Non-Agency Mortgage-Backed Securities	0	11,130	0	11,130
Asset-Backed Securities
CMBS Other	0	18,074	0	18,074
Home Equity Other	0	29,720	0	29,720
Manufacturing House ABS Other	0	713	0	713
Whole Loan Collateral	0	12,346	0	12,346
Other ABS	0	123,496	0	123,496
Sovereign Issues	0	125,809	0	125,809
Common Stocks
Consumer Discretionary	2,241	0	0	2,241
Preferred Securities
Banking & Finance	0	225	0	225
Real Estate Investment Trusts
Real Estate	545,626	0	0	545,626
Commodities	0	93,541	0	93,541
Short-Term Instruments
Mutual Funds	0	559	0	559
Repurchase Agreements	0	96,390	0	96,390
U.S. Treasury Bills	0	13,876	0	13,876

	$547,867	$2,893,435	$0	$3,441,302

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,351	$0	$0	$13,351

Total Investments	$561,218	$2,893,435	$0	$3,454,653

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,656	1,535	0	6,191
Over the counter	0	14,187	0	14,187

	$4,656	$15,722	$0	$20,378

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,290)	(1,718)	0	(6,008)
Over the counter	0	(13,584)	0	(13,584)

	$(4,290)	$(15,302)	$0	$(19,592)

Total Financial Derivative Instruments	$366	$420	$0	$786

Totals	$561,584	$2,893,855	$0	$3,455,439

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	67

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Funds.

Shares of the Funds have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Fund issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

The PIMCO All Asset: Multi-Real Fund has established a Cayman Islands exempted company (the “Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

In this reporting period, each Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent offering memorandum supplement, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its offering memorandum, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of

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March 31, 2025

Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the

U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO All Asset: Multi-RAE PLUS Fund	Quarterly	Quarterly

PIMCO All Authority: Multi-RAE PLUS Fund	Quarterly	Quarterly

PIMCO All Asset: Multi-Real Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	69

Notes to Financial Statements	(Cont.)

presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and

70	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2025

position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	71

Notes to Financial Statements	(Cont.)

obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s offering memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

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For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial

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Notes to Financial Statements	(Cont.)

derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by third-party Pricing Sources as of the reporting date. In addition, warehouse receipts are generally valued by a third-party vendor using the front month futures discounted back to the reporting date. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the affiliate funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$139,907	$76,806	$(217,256)	$805	$(262)	$0	$4,959	$0

PIMCO All Authority: Multi-RAE PLUS Fund	10,547	6,317	(12,678)	25	(11)	4,200	317	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$0	$37,428	$(37,400)	$3	$0	$31	$28	$0

PIMCO All Asset: Multi-Real Fund	44,147	4,585,284	(4,616,200)	117	3	13,351	3,702	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that

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Notes to Financial Statements	(Cont.)

private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s offering memorandum and offering memorandum supplement (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to

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shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of March 31, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

(c) The PIMCO All Asset: Multi-Real Fund may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act,

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Notes to Financial Statements	(Cont.)

which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund

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Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing

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Notes to Financial Statements	(Cont.)

options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Funds use a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is

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recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s offering memorandum. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal

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Notes to Financial Statements	(Cont.)

shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments.

These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

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Volatility Swap Agreements are also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, a Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, a Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, a Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO All Asset: Multi-RAE PLUS Fund	PIMCO All Authority: Multi-RAE PLUS Fund	PIMCO All Asset: Multi-Real Fund

Small Fund	X	X	X

Interest Rate	X	X	X

Call	X	X	X

Credit	X	X	X

High Yield	X	X	X

Market	X	X	X

Issuer	X	X	X

Liquidity	X	X	X

Derivatives	X	X	X

Futures Contract	X	X	X

Equity	X	X	X

Model	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X

Collateralized Loan Obligations	X	X	X

Extension	X	X	X

Commodity	—	—	X

MLP	—	—	X

Prepayment	X	X	X

Privately Issued Mortgage-Related Securities	X	X	X

Real Estate	—	—	X

Foreign (Non-U.S.) Investment	X	X	X

Emerging Markets	X	X	X

Sovereign Debt	X	X	X

Currency	X	X	X

Issuer Non-Diversification	—	X	—

Leveraging	X	X	X

Management	X	X	X

Subsidiary	—	—	X

Tax	—	—	X

Short Exposure	X	X	X

Convertibles Securities	X	X	X

LIBOR Transition	X	X	X

Inflation-Indexed Security	—	—	X

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Notes to Financial Statements	(Cont.)

Please see “Description of Principal Risks” in a Fund’s offering memorandum for a more detailed description of the risks of investing in a Fund.

The following risks are principal risks of investing in a Fund.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance,

changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The

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purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Extension Risk is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent a Fund from receiving higher interest rates on proceeds reinvested.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through the Subsidiary, may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

MLP Risk is the risk that investments in derivatives or other instruments related to master limited partnerships and limited liability companies that are treated as partnerships for U.S. federal income tax purposes (“MLPs”) may trade infrequently and in limited volume and may be subject to abrupt or erratic price movements. MLPs that concentrate in the energy sector are subject to risks associated with the energy sector. Equity securities issued by MLPs are subject to the risks associated with equity investments, and debt securities issued by MLPs are subject to the risks associated with debt investments, including interest rate risk, prepayment risk, credit risk, and, as applicable, high yield securities risk.

Prepayment Risk is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in a Fund being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk is the risk of non-payment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments

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Notes to Financial Statements	(Cont.)

in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITS that are privately held or not traded on a national securities exchange subject a Fund to liquidity and valuation risk.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are

“non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or Research Affiliates and the individual portfolio managers in connection with managing a Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Subsidiary Risk is the risk that, by investing in a Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. Fund subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (real

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interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s offering memorandum and offering memorandum supplement for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional

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Notes to Financial Statements	(Cont.)

compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements,

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collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for each Fund is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each Fund’s respective average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for each Fund are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s respective average daily net assets attributable to each Fund):

Fund Name	Investment Advisory Fee	Supervisory and Administrative Fee

PIMCO All Asset: Multi-RAE PLUS Fund	0.64%	0.25%

PIMCO All Authority: Multi-RAE PLUS Fund	0.64%	0.25%

PIMCO All Asset: Multi-Real Fund	0.49%	0.25%

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds are responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

As of March 31, 2025, the Fund below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO All Authority: Multi-RAE PLUS Fund	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement

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Notes to Financial Statements	(Cont.)

Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of March 31, 2025 were as follows (amounts in thousands†):

	Expiring within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO All Authority: Multi-RAE PLUS Fund	$41	$2	$2	$45

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Distributor PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

(g) Acquired Fund Fees and Expenses PIMCO All Asset: Multi-Real Fund (Cayman) Ltd. (the “Subsidiary”), has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2025, the amount waived and/or reimbursed was $1,557,105. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO All Asset: Multi-RAE PLUS Fund	$12,462,067	$11,780,995	$798,117	$958,780

PIMCO All Authority: Multi-RAE PLUS Fund	1,081,111	1,050,078	60,775	96,712

PIMCO All Asset: Multi-Real Fund	6,654,363	7,509,364	677,350	577,817

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO All Asset: Multi-RAE PLUS Fund				PIMCO All Authority: Multi-RAE PLUS Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	13,563	$141,439	38,580	$394,600	2,480	$22,705	16,264	$158,463
Issued as reinvestment of distributions	22,446	229,003	12,627	127,006	11	97	1,917	17,751
Cost of shares redeemed	(73,700)	(774,224)	(109,565)	(1,086,112)	(13,693)	(126,986)	(34,558)	(337,247)

Net increase (decrease) resulting from Fund share transactions	(37,691)	$(403,782)	(58,358)	$(564,506)	(11,202)	$(104,184)	(16,377)	$(161,033)

	PIMCO All Asset: Multi-Real Fund
	Year Ended 03/31/2025		Year Ended 03/31/2024
	Shares	Amount	Shares	Amount
Receipts for shares sold	99,167	$888,279	137,067	$1,209,338
Issued as reinvestment of distributions	17,312	154,922	7,847	70,005
Cost of shares redeemed	(184,484)	(1,690,919)	(150,504)	(1,315,448)
Net increase (decrease) resulting from Fund share transactions	(68,005)	$(647,718)	(5,590)	$(36,105)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO All Asset: Multi-RAE PLUS Fund	0	1	0%	98%

PIMCO All Authority: Multi-RAE PLUS Fund	0	1	0%	100%

PIMCO All Asset: Multi-Real Fund	0	1	0%	95%

14. BASIS FOR CONSOLIDATION

The Subsidiary, a Cayman Islands exempted company, was incorporated on June 17, 2020, as a wholly-owned subsidiary acting as an investment vehicle for the PIMCO All Asset: Multi-Real Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its offering memorandum and offering memorandum supplement. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the Subsidiary as of period end represented 11.8% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

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Notes to Financial Statements	(Cont.)

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Funds may also gain exposure indirectly to commodity markets by investing in the PIMCO All Asset: Multi Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Fund, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a Fund will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes and through investments in the Subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated the Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as ordinary income for Federal income tax purposes.

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As of March 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO All Asset: Multi-RAE PLUS Fund	$73,674	$0	$(61,172)	$0	$(99,264)	$0	$0	$(86,762)

PIMCO All Authority: Multi-RAE Plus Fund	800	0	2,361	0	0	0	0	3,161

PIMCO All Asset: Multi-Real Fund	49,679	0	(5,890)	0	(334,351)	0	0	(290,562)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, controlled foreign corporation (CFC) transactions and short positions.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through March 31, 2025, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through March 31, 2025 and Ordinary losses realized during the period January 1, 2025 through March 31, 2025 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO All Asset: Multi-RAE PLUS Fund	$37,783	$61,481

PIMCO All Authority: Multi-RAE Plus Fund	0	0

PIMCO All Asset: Multi-Real Fund	169,627	164,724

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO All Asset: Multi-RAE PLUS Fund	$3,251,993	$58,763	$(119,823)	$(61,060)

PIMCO All Authority: Multi-RAE Plus Fund	243,579	6,490	(4,138)	2,352

PIMCO All Asset: Multi-Real Fund	3,447,468	129,424	(135,232)	(5,808)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, controlled foreign corporation (CFC) transactions and short positions.

For the fiscal years ended March 31, 2025 and March 31, 2024, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2025			March 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO All Asset: Multi-RAE PLUS Fund	$229,004	$0	$0	$127,006	$0	$0

PIMCO All Authority: Multi-RAE Plus Fund	97	0	0	17,751	0	0

PIMCO All Asset: Multi-Real Fund	154,922	0	0	70,005	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	93

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO All Asset: Multi-RAE PLUS Fund, PIMCO All Authority: Multi-RAE PLUS Fund and PIMCO All Asset: Multi-Real Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations, of changes in net assets and, for the fund indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations, the changes in each of their net assets and, for the fund indicated in the table below, its cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

PIMCO All Asset: Multi-RAE PLUS Fund(1)

PIMCO All Authority: Multi-RAE PLUS Fund(1)

PIMCO All Asset: Multi-Real Fund(2)*

(1)	Statement of operations for the year ended March 31, 2025 and statement of changes in net assets for the years ended March 31, 2025 and 2024
(2)	Statement of operations and statement of cash flows for the year ended March 31, 2025, and statement of changes in net assets for the years ended March 31, 2025 and 2024
*	The financial statements for PIMCO All Asset: Multi-Real Fund are presented on a consolidated basis

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2025

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

94	PRIVATE ACCOUNT PORTFOLIO SERIES

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.

BOA	Bank of America N.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BOS	BofA Securities, Inc.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BPS	BNP Paribas S.A.	MAC	Macquarie Bank Limited	SSB	State Street Bank and Trust Co.

BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	STR	State Street FICC Repo

BSH	Banco Santander S.A. - New York Branch	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

CIB	Canadian Imperial Bank of Commerce	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.

FAR	Wells Fargo Bank National Association	RBC	Royal Bank of Canada

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty

CHF	Swiss Franc	IDR	Indonesian Rupiah	SEK	Swedish Krona

CLP	Chilean Peso	ILS	Israeli Shekel	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	THB	Thai Baht

COP	Colombian Peso	JPY	Japanese Yen	TRY	Turkish New Lira

CZK	Czech Koruna	KRW	South Korean Won	TWD	Taiwanese Dollar

DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar

EGP	Egyptian Pound	NOK	Norwegian Krone	ZAR	South African Rand

EUR	Euro

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	NYMEX	New York Mercantile Exchange	OTC	Over the Counter

ICE	IntercontinentalExchange®

Index/Spread Abbreviations:

AMZX	Alerian MLP Total Return Index	ERADXULT	eRAFI International Large Strategy Index	NDDUEAFE	MSCI EAFE Index

BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLT	eRAFI Emerging Markets Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF

BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket

BOBL	Bundesobligation, the German word for federal government bond	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

BRENT	Brent Crude	EUR003M	3 Month EUR Swap Rate	RADMFUNT	RAFI Dynamic Multi-Factor US Index

CAONREPO	Canadian Overnight Repo Rate Average	FEDL01	Federal funds effective rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index

CDX.HY	Credit Derivatives Index - High Yield	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

CDX.IG	Credit Derivatives Index - Investment Grade	IBR	Indicador Bancario de Referencia	S&P 500	Standard & Poor's 500 Index

CMBX	Commercial Mortgage-Backed Index	JMABNIC5	J.P. Morgan Custom Commodity Index	SOFR	Secured Overnight Financing Rate

CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MLPIREIL	Merrill Lynch Custom Equity Index	UKRPI	United Kingdom Retail Prices Index

DWRTFT	Dow Jones Wilshire REIT Total Return Index	MLPIREIS	Merrill Lynch Custom Equity Index

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	REIT	Real Estate Investment Trust

ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBR	Bank Bill Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding

BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

CHILIBOR	Chile Interbank Offered Rate	oz.	Ounce	WIBOR	Warsaw Interbank Offered Rate

CLO	Collateralized Loan Obligation	PRIBOR	Prague Interbank Offered Rate	WTI	West Texas Intermediate

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	95

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO All Asset: Multi-RAE PLUS Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1870	$0.0000	$0.0000	$0.1870

March 2025	$0.1662	$0.0000	$0.0000	$0.1662

PIMCO All Authority: Multi-RAE PLUS Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.0048	$0.0000	$0.0000	$0.0048

PIMCO All Asset: Multi-Real Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.2840	$0.0000	$0.0000	$0.2840

March 2025	$0.1238	$0.0000	$0.0000	$0.1238

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund's net income, yield, earnings or investment performance.

96	PRIVATE ACCOUNT PORTFOLIO SERIES

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO All Asset: Multi-RAE PLUS Fund	0.00%	0.00%	$229,004	$0

PIMCO All Authority: Multi-RAE Plus Fund	0.00%	0.00%	29	0

PIMCO All Asset: Multi-Real Fund	0.00%	0.00%	154,922	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	97

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

98	PRIVATE ACCOUNT PORTFOLIO SERIES

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	35,155,639,503.71	541,564,301.84

Kimberley G. Stafford†	35,335,546,173.41	361,657,632.15

Michael J. Berchtold	35,329,119,814.53	368,083,991.02

Jennifer Holden Dunbar	35,291,747,375.28	405,456,430.27

Kym M. Hubbard	35,275,801,900.63	421,401,904.92

Gary F. Kennedy	32,867,722,905.96	2,829,480,899.59

Anne K. Kratky	35,267,192,460.47	430,011,345.09

Steven Lipiner	35,327,604,784.63	369,599,020.93

Peter B. McCarthy	34,965,645,653.53	731,558,152.02

Ronald C. Parker	35,126,210,479.41	570,993,326.14

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	99

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

100	PRIVATE ACCOUNT PORTFOLIO SERIES

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PAPSALLAFSTMAR_033125

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2025

PIMCO Income Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the PIMCO Income Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Income Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Fund may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Fund’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may

2	PIMCO INCOME FUND

contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Fund and its investments.

Certain instruments in which the Fund may invest have historically referenced the London Interbank Offered Rate (“LIBOR”) to, among other things, determine payment obligations, financing terms, hedging strategies or investment value. LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. As of June 30, 2023, LIBOR was determined to be no longer representative but certain settings of LIBOR continued to be published synthetically until September 30, 2024. Publication of all LIBOR settings has since permanently ceased. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop (e.g., the Secured Overnight Financing Rate (SOFR) for USD-LIBOR). While the transition from LIBOR has been substantially completed, there remains residual risks associated with the transition that may impact markets or particular investments and, as such, the full impact of the transition on the Fund or the financial instruments in which the Fund invests cannot yet be fully determined. For example, so-called “tough legacy” contracts have LIBOR interest rate provisions with no fallback provisions contemplating the permanent discontinuation of LIBOR, fallback provisions which may have not effectively resulted in a transition away from LIBOR prior to LIBOR’s replacement date or otherwise have inadequate fallback provisions. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on SOFR for tough legacy contracts governed by U.S. law. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts. Certain of the Fund’s investments may have involved individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or were subject to synthetic LIBOR and no assurances can be given that these measures will have had the intended effects.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Fund and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Income Fund	03/30/07	03/30/07	04/30/08	04/27/18	03/30/07	03/30/07	03/30/07	03/30/07	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	3

Important Information About the PIMCO Income Fund	(Cont.)

exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public

60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Fund’s shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Fund has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO INCOME FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	5

Financial Highlights PIMCO Income Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class

03/31/2025	$10.60	$0.56	$0.20	$0.76	$(0.66)	$0.00	$0.00	$(0.66)

03/31/2024	10.46	0.52	0.28	0.80	(0.66)	0.00	0.00	(0.66)

03/31/2023	11.32	0.45	(0.60)	(0.15)	(0.71)	0.00	0.00	(0.71)

03/31/2022	11.98	0.43	(0.61)	(0.18)	(0.48)	0.00	0.00	(0.48)

03/31/2021	10.97	0.46	1.09	1.55	(0.26)	0.00	(0.28)	(0.54)
I-2

03/31/2025	10.60	0.55	0.20	0.75	(0.65)	0.00	0.00	(0.65)

03/31/2024	10.46	0.51	0.28	0.79	(0.65)	0.00	0.00	(0.65)

03/31/2023	11.32	0.44	(0.60)	(0.16)	(0.70)	0.00	0.00	(0.70)

03/31/2022	11.98	0.42	(0.61)	(0.19)	(0.47)	0.00	0.00	(0.47)

03/31/2021	10.97	0.45	1.09	1.54	(0.25)	0.00	(0.28)	(0.53)
I-3

03/31/2025	10.60	0.54	0.20	0.74	(0.64)	0.00	0.00	(0.64)

03/31/2024	10.46	0.50	0.28	0.78	(0.64)	0.00	0.00	(0.64)

03/31/2023	11.32	0.43	(0.60)	(0.17)	(0.69)	0.00	0.00	(0.69)

03/31/2022	11.98	0.41	(0.61)	(0.20)	(0.46)	0.00	0.00	(0.46)

03/31/2021	10.97	0.44	1.09	1.53	(0.24)	0.00	(0.28)	(0.52)
Administrative Class

03/31/2025	10.60	0.53	0.20	0.73	(0.63)	0.00	0.00	(0.63)

03/31/2024	10.46	0.49	0.28	0.77	(0.63)	0.00	0.00	(0.63)

03/31/2023	11.32	0.42	(0.60)	(0.18)	(0.68)	0.00	0.00	(0.68)

03/31/2022	11.98	0.40	(0.61)	(0.21)	(0.45)	0.00	0.00	(0.45)

03/31/2021	10.97	0.43	1.09	1.52	(0.23)	0.00	(0.28)	(0.51)
Class A

03/31/2025	10.60	0.52	0.20	0.72	(0.62)	0.00	0.00	(0.62)

03/31/2024	10.46	0.47	0.29	0.76	(0.62)	0.00	0.00	(0.62)

03/31/2023	11.32	0.40	(0.60)	(0.20)	(0.66)	0.00	0.00	(0.66)

03/31/2022	11.98	0.38	(0.61)	(0.23)	(0.43)	0.00	0.00	(0.43)

03/31/2021	10.97	0.41	1.10	1.51	(0.22)	0.00	(0.28)	(0.50)
Class C

03/31/2025	10.60	0.44	0.20	0.64	(0.54)	0.00	0.00	(0.54)

03/31/2024	10.46	0.39	0.29	0.68	(0.54)	0.00	0.00	(0.54)

03/31/2023	11.32	0.32	(0.60)	(0.28)	(0.58)	0.00	0.00	(0.58)

03/31/2022	11.98	0.29	(0.61)	(0.32)	(0.34)	0.00	0.00	(0.34)

03/31/2021	10.97	0.32	1.10	1.42	(0.13)	0.00	(0.28)	(0.41)
Class R

03/31/2025	10.60	0.49	0.20	0.69	(0.59)	0.00	0.00	(0.59)

03/31/2024	10.46	0.45	0.28	0.73	(0.59)	0.00	0.00	(0.59)

03/31/2023	11.32	0.38	(0.60)	(0.22)	(0.64)	0.00	0.00	(0.64)

03/31/2022	11.98	0.35	(0.61)	(0.26)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.97	0.38	1.10	1.48	(0.19)	0.00	(0.28)	(0.47)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

6	PIMCO INCOME FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.70	7.41%	$112,687,910	0.54%	0.54%	0.50%	0.50%	5.26%	711%

10.60	7.95	87,738,190	0.83	0.83	0.50	0.50	4.98	588

10.46	(1.21)	70,579,570	0.62	0.62	0.50	0.50	4.18	426

11.32	(1.62)	76,380,731	0.51	0.51	0.50	0.50	3.61	319

11.98	14.37	74,544,238	0.62	0.62	0.50	0.50	3.91	396

10.70	7.30	48,953,738	0.64	0.64	0.60	0.60	5.16	711

10.60	7.84	39,812,573	0.93	0.93	0.60	0.60	4.88	588

10.46	(1.31)	29,893,100	0.72	0.72	0.60	0.60	4.08	426

11.32	(1.72)	33,996,793	0.61	0.61	0.60	0.60	3.51	319

11.98	14.26	34,285,486	0.72	0.72	0.60	0.60	3.81	396

10.70	7.25	2,748,560	0.69	0.74	0.65	0.70	5.10	711

10.60	7.79	1,997,652	0.98	1.03	0.65	0.70	4.85	588

10.46	(1.36)	1,594,343	0.77	0.82	0.65	0.70	4.04	426

11.32	(1.77)	878,330	0.66	0.71	0.65	0.70	3.46	319

11.98	14.21	1,020,788	0.77	0.82	0.65	0.70	3.76	396

10.70	7.14	296,163	0.79	0.79	0.75	0.75	5.02	711

10.60	7.68	269,441	1.08	1.08	0.75	0.75	4.70	588

10.46	(1.46)	314,410	0.87	0.87	0.75	0.75	3.92	426

11.32	(1.87)	377,580	0.76	0.76	0.75	0.75	3.37	319

11.98	14.09	454,978	0.87	0.87	0.75	0.75	3.66	396

10.70	6.98	14,268,053	0.94	0.94	0.90	0.90	4.87	711

10.60	7.52	13,708,221	1.23	1.23	0.90	0.90	4.57	588

10.46	(1.60)	12,780,183	1.02	1.02	0.90	0.90	3.77	426

11.32	(2.02)	15,042,742	0.91	0.91	0.90	0.90	3.21	319

11.98	13.92	17,240,908	1.02	1.02	0.90	0.90	3.52	396

10.70	6.19	3,698,541	1.69	1.69	1.65	1.65	4.12	711

10.60	6.72	3,772,713	1.98	1.98	1.65	1.65	3.81	588

10.46	(2.34)	4,164,178	1.77	1.77	1.65	1.65	3.02	426

11.32	(2.75)	5,616,649	1.66	1.66	1.65	1.65	2.46	319

11.98	13.08	7,005,169	1.77	1.77	1.65	1.65	2.77	396

10.70	6.72	504,652	1.19	1.19	1.15	1.15	4.62	711

10.60	7.26	479,264	1.48	1.48	1.15	1.15	4.32	588

10.46	(1.85)	449,836	1.27	1.27	1.15	1.15	3.53	426

11.32	(2.26)	511,456	1.16	1.16	1.15	1.15	2.96	319

11.98	13.64	542,629	1.27	1.27	1.15	1.15	3.26	396

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	7

Consolidated Statement of Assets and Liabilities	PIMCO Income Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$278,888,938
Investments in Affiliates	11,095,340
Financial Derivative Instruments
Exchange-traded or centrally cleared	279,153
Over the counter	827,003
Cash	9,741
Deposits with counterparty	33,832
Foreign currency, at value	651,221
Receivable for investments sold	192,259
Receivable for TBA investments sold	169,764,736
Receivable for Fund shares sold	300,379
Interest and/or dividends receivable	1,009,727
Dividends receivable from Affiliates	36,666
Reimbursement receivable from PIMCO	108
Other assets	11
Total Assets	463,089,114

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$129,931
Payable for short sales	325,572
Financial Derivative Instruments
Exchange-traded or centrally cleared	336,697
Over the counter	1,194,944
Payable for investments purchased	2,513,239
Payable for investments in Affiliates purchased	37,975
Payable for investments purchased on a delayed-delivery basis	383,186
Payable for TBA investments purchased	273,360,166
Payable for unfunded loan commitments	132,015
Deposits from counterparty	932,203
Payable for Fund shares redeemed	423,338
Distributions payable	75,940
Accrued investment advisory fees	36,076
Accrued supervisory and administrative fees	42,572
Accrued distribution fees	2,368
Accrued servicing fees	3,666
Foreign capital gains tax payable	1,609
Total Liabilities	279,931,497

Commitments and Contingent Liabilities^

Net Assets	$183,157,617

Net Assets Consist of:

Paid in capital	$196,941,322
Distributable earnings (accumulated loss)	(13,783,705)

Net Assets	$183,157,617

Cost of investments in securities	$287,725,360
Cost of investments in Affiliates	$11,580,340
Cost of foreign currency held	$651,537
Proceeds received on short sales	$324,280
Cost or premiums of financial derivative instruments, net	$1,947,859

* Includes repurchase agreements of:	$132,905

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

8	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

Net Assets:

Institutional Class	$112,687,910
I-2	48,953,738
I-3	2,748,560
Administrative Class	296,163
Class A	14,268,053
Class C	3,698,541
Class R	504,652

Shares Issued and Outstanding:

Institutional Class	10,530,013
I-2	4,574,416
I-3	256,835
Administrative Class	27,674
Class A	1,333,246
Class C	345,599
Class R	47,156

Net Asset Value Per Share Outstanding:(a)

Institutional Class	$10.70
I-2	10.70
I-3	10.70
Administrative Class	10.70
Class A	10.70
Class C	10.70
Class R	10.70

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	9

Consolidated Statement of Operations	PIMCO Income Fund

Year Ended March 31, 2025
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$9,127,511
Dividends, net of foreign taxes**	89,491
Dividends from Investments in Affiliates	333,276
Miscellaneous income	3,519
Total Income	9,553,797

Expenses:

Investment advisory fees	411,034
Supervisory and administrative fees	487,672
Distribution and/or servicing fees - Administrative Class	689
Distribution and/or servicing fees - Class A	34,850
Distribution and/or servicing fees - Class C	37,334
Distribution and/or servicing fees - Class R	2,448
Trustee fees	1,058
Interest expense	74,016
Miscellaneous expense	466
Total Expenses	1,049,567
Waiver and/or Reimbursement by PIMCO	(1,314)
Net Expenses	1,048,253

Net Investment Income (Loss)	8,505,544

Net Realized Gain (Loss):

Investments in securities	182,321
Investments in Affiliates	3,411
Exchange-traded or centrally cleared financial derivative instruments	1,983,515
Over the counter financial derivative instruments	1,523,933
Short sales	178
Foreign currency	(61,035)

Net Realized Gain (Loss)	3,632,323

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	1,765,559
Investments in Affiliates	(207,419)
Exchange-traded or centrally cleared financial derivative instruments	(1,220,518)
Over the counter financial derivative instruments	(641,247)
Short sales	(40)
Foreign currency assets and liabilities	(19,719)

Net Change in Unrealized Appreciation (Depreciation)	(323,384)

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,814,483

* Foreign tax withholdings - Interest	$1,607

** Foreign tax withholdings - Dividends	$13

*** Foreign capital gains tax	$1,704

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO INCOME FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	PIMCO Income Fund

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$8,505,544	$6,309,484
Net realized gain (loss)	3,632,323	(4,252,547)
Net change in unrealized appreciation (depreciation)	(323,384)	8,016,952

Net Increase (Decrease) in Net Assets Resulting from Operations	11,814,483	10,073,889

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(6,184,155)	(4,904,946)
I-2	(2,706,428)	(2,105,488)
I-3	(159,781)	(91,384)
Administrative Class	(16,473)	(17,306)
Class A	(811,997)	(776,993)
Class C	(189,425)	(201,873)
Class R	(27,295)	(25,825)

Total Distributions(a)	(10,095,554)	(8,123,815)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	33,660,634	26,052,360

Total Increase (Decrease) in Net Assets	35,379,563	28,002,434

Net Assets:

Beginning of year	147,778,054	119,775,620
End of year	$183,157,617	$147,778,054

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	11

Consolidated Schedule of Investments	PIMCO Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 152.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.4%

Aligned Data Centers International LP
7.799% due 05/16/2028 «~		$468,600	$469,927

Altice France SA
5.785% (EUR003M + 3.000%) due 02/02/2026 ~	EUR	17,000	15,823
8.285% (EUR003M + 5.500%) due 08/15/2028 ~		14,518	14,113
8.682% (US0003M + 4.000%) due 08/14/2026 ~		$12,300	10,804
9.802% due 08/15/2028 •		116,561	104,773

American Airlines, Inc.
9.305% due 04/20/2028 •		31,632	32,314

Avolon TLB Borrower 1 U.S. LLC
6.072% due 06/24/2030 •		7,872	7,873

Carnival Corp.
6.325% due 10/18/2028		24,834	24,849

Charter Communications Operating LLC
6.560% due 12/15/2031 •		6,020	6,006

CoreWeave Compute Acquisition Co. LLC
TBD% - 10.322% due 05/16/2029 «µ		7,300	7,333

Databricks, Inc.
TBD% due 01/03/2031 «µ		48,024	48,384
TBD% due 01/03/2031 «		216,976	218,603

DirecTV Financing LLC
9.552% due 08/02/2027 ~		2,481	2,488

Encina Private Credit LLC
TBD% - 8.911% due 11/30/2025 «µ		40,411	39,719

Envision Healthcare Corp.
11.152% due 07/20/2026 «		173,078	173,078
12.277% due 11/03/2028 «		736,335	747,380

Finastra U.S.A., Inc.
TBD% - 11.428% due 09/13/2029 «µ		5,733	5,733
TBD% - 11.428% due 09/13/2029 «		54,714	55,396

Hudson’s Bay Co.
TBD% due 04/03/2026 «		24,090	23,745

iHeartCommunications, Inc.
10.209% due 05/01/2029		2,507	2,044

Lealand Finance Co. BV
7.439% due 06/30/2027 ~		2,410	1,277

Lealand Finance Co. BV (5.439% Cash and 3.000% PIK)
8.439% due 12/31/2027 ~(d)		6,358	2,766

MH Sub LLC
8.575% due 05/03/2028 •		1,668	1,589
8.575% due 12/31/2031		1,129	1,040

Numericable Group SA
7.432% (US0003M + 2.750%) due 07/31/2025 ~		16,400	14,265

Ocs Group Holdings Ltd.
10.450% due 11/27/2031 ~	GBP	23,300	30,079

Pantheon Senior Debt III (PSD III)
1.000% due 03/26/2026 «		$60,600	60,600

Poseidon Bidco SASU
7.355% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	235,200	179,817

Project Alpha Investindustrial
4.594% (EUR001M + 2.100%) due 02/27/2026 «~(m)		33,548	36,275

Project FLASH
TBD% - 6.800% due 01/09/2030 «µ		$108,450	107,099

Project Hudson II
7.730% due 05/29/2026 «		75,800	76,823

Project Luminous
7.314% due 12/15/2025 «(m)		10,198	10,080
7.314% due 12/15/2027 «(m)		1,361	1,345

Project Quasar Pledgco SLU
5.642% (EUR001M + 3.250%) due 03/15/2026 «~	EUR	78,539	80,246

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Republic of Panama
TBD% due 04/01/2027 «	EUR	451,800	$488,531
4.103% (EUR006M + 1.750%) due 03/07/2027 «~		144,800	156,259

SCUR-Alpha 1503 GmbH
8.112% (EUR003M + 5.500%) due 03/29/2030 ~		118,900	124,721
9.791% due 03/29/2030 ~		$212,355	198,515

Softbank Vision Fund II
6.000% due 12/23/2025 «•		427,464	423,574

Subcalidora 2 SARL
8.105% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	129,849	141,108

Syniverse Holdings, Inc.
11.299% due 05/13/2027 •		$55,772	54,891

Thames Water Utilities Ltd.
TBD% - 5.475% due 11/28/2025	GBP	81,278	81,762

TransDigm, Inc.
6.799% due 02/28/2031 •		$77,160	76,822
7.049% due 03/22/2030 •		19,848	19,839

Turkiye Vakiflar Bankasi TAO
5.785% (EUR003M + 3.000%) due 12/15/2028 «~	EUR	20,200	21,680

U.S. Renal Care, Inc.
9.439% due 06/20/2028 ~		$24,394	22,813

Westmoreland Coal Co.
8.000% due 03/15/2029 «		4,351	1,632

Total Loan Participations and Assignments (Cost $4,445,940)			4,425,833

CORPORATE BONDS & NOTES 8.5%

BANKING & FINANCE 3.8%

Alamo Re Ltd.
12.042% due 06/07/2027 ~		33,700	35,368
15.542% due 06/08/2026 ~		34,840	36,587

Ambac Assurance Corp.
5.100% (k)		352	485

American Assets Trust LP
3.375% due 02/01/2031		31,150	27,493

Armor RE Ltd.
12.792% due 01/07/2032 •		5,200	5,276
14.542% due 05/07/2031 ~		13,000	13,686

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		115,420	108,075

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	60,500	64,822
2.625% due 04/28/2025		10,922	11,806

Banco Santander SA
4.250% due 04/11/2027		$28,400	28,187
6.527% due 11/07/2027 •		95,200	98,053
6.607% due 11/07/2028		61,400	65,268

Bank of America Corp.
5.202% due 04/25/2029 •		14,200	14,430

Bank of Nova Scotia
4.900% due 06/04/2025 •(k)(l)		2,702	2,690

Barclays PLC
4.972% due 05/16/2029 •		54,550	54,737
5.674% due 03/12/2028 •		20,700	21,072
5.690% due 03/12/2030 •		57,200	58,659
6.224% due 05/09/2034 •		138,162	143,989
6.490% due 09/13/2029 •		25,800	27,134
6.496% due 09/13/2027 •		61,100	62,605
6.692% due 09/13/2034 •		40,000	42,907
7.437% due 11/02/2033 •		22,148	24,730

Bayou Re Ltd.
12.782% due 04/30/2031 •		5,800	6,158
22.782% due 04/30/2031 ~		6,700	7,543

Blue Ridge Re Ltd.
9.542% due 01/08/2031 ~		22,908	23,423

BNP Paribas SA
5.497% due 05/20/2030 •		40,200	40,926

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bonanza RE Ltd.
4.282% due 01/08/2026 ~		$2,500	$2,033

BPCE SA
5.203% due 01/18/2027		18,100	18,319
5.716% due 01/18/2030 •		34,200	34,883
5.936% due 05/30/2035 •		8,600	8,670
6.612% due 10/19/2027 •		28,400	29,176
6.714% due 10/19/2029 •		66,000	69,542
7.003% due 10/19/2034 •		42,300	46,090

CaixaBank SA
6.684% due 09/13/2027 •		41,400	42,578
6.840% due 09/13/2034 •		41,000	44,555

Cape Lookout Re Ltd.
11.192% due 03/13/2032 •		42,300	42,300
12.282% due 04/05/2027 •		9,550	9,817

Charles River Re Ltd.
11.042% due 05/10/2031 •		2,700	2,759

CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(e)		3,700	430
4.450% due 08/17/2026 ^(e)		3,500	402
4.800% due 05/17/2028 ^(e)		1,300	153
5.250% due 05/13/2026 ^(e)		2,200	258
5.950% due 10/20/2025 ^(e)		2,600	313
6.000% due 07/16/2025 ^(e)		4,300	507

CoStar Group, Inc.
2.800% due 07/15/2030		29,567	26,338

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(e)		17,940	1,772
3.125% due 10/22/2025 ^(e)		26,950	2,697
3.875% due 10/22/2030 ^(e)		18,050	1,805
4.800% due 08/06/2030 ^(e)		2,100	210
5.400% due 05/27/2025 ^(e)		3,400	340
5.625% due 01/14/2030 ^(e)		1,300	127
6.150% due 09/17/2025 ^(e)		1,900	187

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	65,500	19,122

Credit Agricole SA
6.316% due 10/03/2029 •		$7,900	8,260

Credit Suisse AG AT1 Claim		272,096	32,652

Danske Bank AS
5.427% due 03/01/2028 •		18,500	18,813

Deloitte LLP
5.250% due 01/30/2030 «(m)		37,300	37,347
5.410% due 01/30/2032 «(m)		36,700	36,604

Deutsche Bank AG
1.375% due 02/17/2032 ~	EUR	1,200	1,134
1.750% due 11/19/2030 ~		5,400	5,383
2.552% due 01/07/2028 •		$8,850	8,515
3.547% due 09/18/2031 •		146,147	134,443
5.000% due 09/05/2030 ~	EUR	6,000	6,858
6.720% due 01/18/2029 •		$6,776	7,095

East Lane Re Ltd.
13.542% due 03/31/2026 ~		32,100	32,342

EPR Properties
4.500% due 06/01/2027		500	493
4.750% due 12/15/2026		2,445	2,435
4.950% due 04/15/2028		3,980	3,943

Essential Properties LP
2.950% due 07/15/2031		7,800	6,769

Everglades Re Ltd.
14.792% due 05/13/2031 •		49,280	52,015
15.792% due 05/13/2031 •		48,900	51,604
17.042% due 05/13/2027 •		31,200	32,787

FFC Senior Notes Lease-Backed Pass-Through Trust
5.141% due 07/10/2053 «		47,118	39,037

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		39,225	37,837
2.900% due 02/16/2028		18,359	17,000
4.125% due 08/17/2027		2,700	2,609
4.950% due 05/28/2027		3,700	3,647
5.918% due 03/20/2028		13,273	13,338
6.798% due 11/07/2028		11,573	11,908
6.800% due 05/12/2028		25,627	26,330

GLP Capital LP
3.250% due 01/15/2032		4,800	4,159

12	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 01/15/2031		$5,300	$4,946
5.300% due 01/15/2029 (o)		29,811	29,879

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028 (o)		26,267	25,532

Greengrove RE Ltd.
12.042% due 04/08/2032 •		10,600	10,640

Hardwood Funding LLC
4.980% due 06/07/2028 «(c)(m)		18,500	18,569
5.070% due 06/07/2030 «(c)(m)		12,000	12,053

Hestia Re Ltd.
11.042% due 03/13/2032 ~		3,400	3,396
12.542% due 03/13/2032 ~		3,600	3,595

Hexagon RE Ltd.
11.244% due 01/07/2031 ~	EUR	21,312	23,757

HSBC Holdings PLC
4.041% due 03/13/2028 •		$11,280	11,143
4.583% due 06/19/2029 •		73,000	72,371

Hudson Pacific Properties LP
3.250% due 01/15/2030		300	207
3.950% due 11/01/2027		5,200	4,604
4.650% due 04/01/2029		700	530
5.950% due 02/15/2028		8,000	6,955

Integrity RE Ltd.
12.282% due 06/06/2027 ~		1,350	1,348
14.032% due 06/06/2027 •		900	898
16.532% due 06/06/2028 ~		6,000	6,044

Integrity Re Ltd.
21.292% due 06/08/2026 •		16,150	17,419
27.292% due 06/08/2026 ~		7,600	7,885

Integrity RE Ltd.
29.782% due 06/06/2027 ~		10,100	10,055

Intesa Sanpaolo SpA
7.200% due 11/28/2033		44,166	49,012
7.800% due 11/28/2053		16,700	19,346

Janus Henderson U.S. Holdings, Inc.
5.450% due 09/10/2034		8,400	8,137

KBC Group NV
5.796% due 01/19/2029 •		900	925

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	1,768	1,889

Kizuna RE Pte. Ltd.
7.042% due 04/09/2029 ~		$6,121	6,316

Lloyds Banking Group PLC
5.462% due 01/05/2028 •		57,700	58,459

Longleaf Pine Re Ltd.
21.792% due 05/27/2031 ~		25,200	26,694

MMcapS Funding Ltd.
4.847% (US0003M + 0.290%) due 12/26/2039 ~		15,043	14,667
5.057% due 12/26/2039 ~		10,100	8,686

MMIFS Re Ltd.
5.783% due 01/10/2033 ~	CAD	8,700	6,029

National Health Investors, Inc.
3.000% due 02/01/2031		$6,600	5,721

Nationwide Building Society
2.972% due 02/16/2028 •		342	331
3.960% due 07/18/2030 •		57,892	55,700
4.302% due 03/08/2029 •		79,100	78,020
6.557% due 10/18/2027 •		30,400	31,235

Nature Coast Re Ltd.
14.032% (T-BILL 3MO + 9.750%) due 04/10/2029 ~(c)		8,750	8,750
14.282% due 12/07/2030 ~		22,346	23,502

NatWest Group PLC
3.073% due 05/22/2028 •		1,188	1,150
4.445% due 05/08/2030 •		163,400	160,258
4.892% due 05/18/2029 •		13,000	13,029
5.076% due 01/27/2030 •		177,653	178,836
5.583% due 03/01/2028 •		42,300	43,022
5.608% due 03/01/2028 ~		24,300	24,522

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		44,978	43,342
2.750% due 03/09/2028		40,800	37,510

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Holdings, Inc.
2.172% due 07/14/2028		$51,800	$47,831

Orange Capital RE DAC
8.678% due 01/17/2029 ~	EUR	2,400	2,610
10.257% due 01/08/2027 ~		19,700	21,870

Palm RE Ltd.
13.792% due 06/09/2031 •		$1,700	1,798

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (h)		142,178	100,272

Polestar Re Ltd.
14.792% due 01/07/2028 •		16,100	16,648
17.542% due 01/07/2027 •		73,700	76,261

Preferred Term Securities Ltd.
4.861% due 03/22/2037 •		44,369	40,819
4.861% (US0003M + 0.300%) due 09/22/2037 ~		66	60
4.861% due 12/22/2037 ~		10,625	9,695
4.871% due 12/22/2036 ~		48,741	48,375
4.911% due 06/22/2037 ~		48,367	41,112
4.930% due 09/23/2035 •		18	18
4.931% due 09/22/2037 ~		42,098	35,362
4.941% due 12/22/2036 ~		1,315	1,052
4.941% due 03/22/2037 ~		46,063	37,772
4.951% due 12/22/2036 ~		2,914	2,404
4.957% (US0003M + 0.400%) due 06/23/2035 ~		8,461	8,059
4.961% due 09/22/2036 ~		28,714	26,560
4.961% due 12/22/2037 ~		2,118	1,800
4.961% due 03/22/2038 ~		68,297	63,995
4.991% due 12/22/2035 ~		28,588	26,515
5.011% due 03/22/2038 ~		7,004	6,033
5.030% due 09/23/2035 ~		14,943	13,897
5.061% due 06/23/2035 ~		10,965	9,649
5.141% due 03/23/2035 •		10,537	9,694
5.161% due 03/22/2038 ~		16,891	13,090
5.181% due 12/22/2036 ~		30,985	24,788
5.311% due 09/23/2035 ~		20,535	16,633
5.441% due 12/24/2033 ~		2,400	2,346
5.448% (US0003M + 0.860%) due 07/03/2033 ~		915	915
5.461% due 03/22/2038 ~		14,316	14,245
5.488% due 01/03/2033 ~		4,272	4,235

Purple Re Ltd.
13.282% due 06/07/2027 •		20,100	21,247

Pyramid Funding
0.000% due 03/28/2035 «	GBP	457,017	576,389

Quercus Re DAC
10.606% due 01/06/2031 ~	EUR	3,800	4,270

Ripon Investments Financing Ltd.
0.000% due 05/30/2025 «(m)	GBP	1,367	1,766

RNHB BV
0.000% due 01/28/2026 «~	EUR	14,872	15,990
0.000% due 07/28/2026 «~		23,920	24,787
0.000% due 01/28/2027 «~		21,408	22,899
0.000% due 03/01/2027 «~		11,887	12,768
0.000% due 10/28/2027 «~		21,450	22,939
0.000% due 04/28/2028 «~		10,673	12,006
0.000% due 10/28/2028 «~		22,876	28,119

Sabine Re Ltd.
12.532% due 04/07/2031 ~		$6,600	6,839

Santander Holdings USA, Inc.
4.500% due 07/17/2025		16,830	16,820

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		11,100	10,671
3.823% due 11/03/2028 •		31,580	30,733
6.534% due 01/10/2029 •		103,000	107,125

SLM Student Loan Trust
3.051% due 12/15/2033 ~	EUR	451	464

Societe Generale SA
2.889% due 06/09/2032 •		$29,900	25,766
6.447% due 01/12/2027 •		83,300	84,326
6.691% due 01/10/2034 •		131,700	138,539

Sun Communities Operating LP
5.500% due 01/15/2029		12,300	12,591

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (d)		684	79

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (d)		$686	$79

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (d)		1,375	166

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (d)		2,067	237

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (d)		2,072	250

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (d)		976	118

Taranis Reinsurance DAC
8.681% due 01/07/2031 ~	EUR	13,300	14,585
10.931% due 01/08/2031 ~		18,600	20,953

Titanium 2l Bondco SARL
6.250% due 01/14/2031		2,955	998

Torrey Pines Re Ltd.
10.282% due 06/07/2032 •		$15,100	15,784
11.532% due 06/07/2027 •		8,900	9,357
13.282% due 06/05/2026 •		5,400	5,615

Trafford Centre Finance Ltd.
5.368% due 07/28/2038 ~	GBP	6,550	7,049

U.S. Capital Funding Ltd.
4.831% due 07/10/2043 •		$38,578	32,309

UBS AG
1.250% due 08/07/2026		2,900	2,782
7.500% due 02/15/2028		242,450	261,141

UBS Group AG
3.091% due 05/14/2032 •		126,092	112,286
3.250% due 04/02/2026 ~	EUR	17,100	18,490
3.869% due 01/12/2029 •		$7,400	7,230
4.194% due 04/01/2031 •		36,569	35,266
5.428% due 02/08/2030 •		33,800	34,419
5.959% due 01/12/2034 •		130,900	136,233
6.246% due 09/22/2029 •		92,400	96,603
6.327% due 12/22/2027 •(o)		95,300	97,894
6.373% due 07/15/2026 •		65,500	65,765
6.442% due 08/11/2028 •		149,385	154,988
6.537% due 08/12/2033 •		212,800	228,088
7.750% due 03/01/2029 ~	EUR	50,100	61,018
9.016% due 11/15/2033 •		$34,450	42,111

UniCredit SpA
2.569% due 09/22/2026 •		11,513	11,387

Uniti Group LP
4.750% due 04/15/2028 (o)		22,123	21,157
10.500% due 02/15/2028		12,416	13,199

Ursa Re Ltd.
9.782% due 12/07/2026 ~		38,700	40,209
11.782% due 02/22/2028 ~		25,300	25,588
13.032% due 12/07/2026 ~		49,500	52,034

VB DPR Finance Co.
6.833% due 03/15/2035 «(m)		52,500	53,567

Veraison Re Ltd.
9.292% due 03/08/2033 ~		3,550	3,559

VICI Properties LP
3.875% due 02/15/2029		5,805	5,550
4.500% due 09/01/2026		16,083	16,020
4.500% due 01/15/2028		3,495	3,454
4.625% due 06/15/2025		4,435	4,437
5.750% due 02/01/2027		12,316	12,498

Vitality Re Ltd.
6.042% due 01/08/2030 ~		5,700	5,709
8.032% due 01/08/2030 ~		4,500	4,509

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(e)		17,914	0

Wells Fargo & Co.
2.393% due 06/02/2028 •		5,800	5,537

Windmill Re DAC
7.986% due 07/05/2028 ~	EUR	400	440

Winston RE Ltd.
10.792% due 02/21/2028 ~		$1,800	1,802
16.032% due 02/26/2031 •		4,800	5,038

Yellow Tulip Assetco BV
0.000% due 07/30/2036 «	EUR	45,750	50,488

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	13

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Yellow Tulip Bidco BV
0.000% due 07/30/2036 «~	EUR	47,123	$40,555

			6,985,860

INDUSTRIALS 3.4%

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		$27,202	27,136

Altice France SA
3.375% due 01/15/2028	EUR	8,706	7,504
4.000% due 07/15/2029		3,050	2,634
4.125% due 01/15/2029		1,200	1,037
5.125% due 01/15/2029		$23,300	18,319
5.125% due 07/15/2029		51,547	40,452
5.500% due 01/15/2028		42,930	34,360
5.500% due 10/15/2029		34,165	27,120
5.875% due 02/01/2027	EUR	3,500	3,379
8.125% due 02/01/2027		$45,340	40,579

Amdocs Ltd.
2.538% due 06/15/2030		23,200	20,645

American Airlines Pass-Through Trust
2.875% due 01/11/2036		25,710	22,623
3.000% due 04/15/2030		15,887	15,024
3.150% due 08/15/2033		1,312	1,205
3.200% due 12/15/2029		8,761	8,356
3.350% due 04/15/2031		18,954	18,008
3.375% due 11/01/2028		32,763	31,782
3.575% due 07/15/2029		7,754	7,507
3.600% due 03/22/2029		2,822	2,736
3.650% due 02/15/2029		9,941	9,597
3.650% due 12/15/2029		3,148	2,987
3.700% due 04/01/2028		13,899	13,638
4.000% due 01/15/2027		1,076	1,069

BAT Capital Corp.
6.343% due 08/02/2030		10,250	10,900
6.421% due 08/02/2033		8,450	9,023

Bayer U.S. Finance LLC
6.375% due 11/21/2030		10,300	10,790

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (h)		2,098	1,637

Boeing Co.
2.196% due 02/04/2026		13,187	12,905
2.950% due 02/01/2030		19,314	17,602
3.200% due 03/01/2029		10,000	9,393
3.450% due 11/01/2028		4,404	4,209
3.625% due 02/01/2031		40,180	37,277
5.040% due 05/01/2027		125,660	126,275
5.150% due 05/01/2030		35,000	35,236
6.259% due 05/01/2027		71,656	73,742
6.298% due 05/01/2029 (o)		73,606	77,222
6.388% due 05/01/2031		28,100	29,959
6.528% due 05/01/2034		16,300	17,475

British Airways Pass-Through Trust
2.900% due 09/15/2036		11,710	10,526
3.300% due 06/15/2034		2,216	2,069
3.800% due 03/20/2033		3,793	3,665
4.250% due 05/15/2034		10,765	10,386

Broadcom, Inc.
2.450% due 02/15/2031		86,400	76,040
2.600% due 02/15/2033		26,905	22,683
3.187% due 11/15/2036		13,849	11,373
3.419% due 04/15/2033		13,531	12,052
3.469% due 04/15/2034		62,705	55,220

Carvana Co. (11.000% Cash or 13.000% PIK)
11.000% due 06/01/2030 (d)		222,865	236,147

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (d)		249,240	272,700

CDW LLC
2.670% due 12/01/2026		64,300	62,088
3.276% due 12/01/2028		16,500	15,577
3.569% due 12/01/2031		51,800	46,855

Claritev Corp. (6.500% Cash and 0.750% PIK)
7.250% due 03/31/2031 (d)		43,694	26,245

CLN Magnetto Group
0.000% due 10/25/2031 «•		148,000	146,861

CVS Pass-Through Trust
4.163% due 08/11/2036		4,665	4,268

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.773% due 01/10/2033		$3,533	$3,538
5.880% due 01/10/2028		471	477
7.507% due 01/10/2032		3,063	3,265

DISH DBS Corp.
5.250% due 12/01/2026		243,097	223,606
5.750% due 12/01/2028		232,493	196,508

Energy Transfer LP
4.400% due 03/15/2027		4,145	4,133
4.950% due 05/15/2028		4,355	4,386

Exela Intermediate LLC
11.500% due 04/15/2026 (d)		10,946	1,615

Flora Food Management BV
6.875% due 07/02/2029	EUR	80,600	88,677

Gazprom PJSC Via Gaz Capital SA
4.950% due 03/23/2027		$24,600	19,680
4.950% due 02/06/2028		15,900	12,879
7.288% due 08/16/2037		30,730	22,640
8.625% due 04/28/2034		141,090	112,872

Greene King Finance PLC
5.106% due 03/15/2034	GBP	1,087	1,375
6.399% due 12/15/2034 ~		427	488

Imperial Brands Finance PLC
3.500% due 07/26/2026		$3,625	3,574

Intelsat Jackson Holdings SA
6.500% due 03/15/2030 (o)		562,314	535,627

JetBlue Pass-Through Trust
2.750% due 11/15/2033		2,286	1,988
4.000% due 05/15/2034		52,416	49,231

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	43,500	45,656

Mitchells & Butlers Finance PLC
5.070% due 12/15/2030 ~		$27	26
6.013% due 12/15/2030	GBP	3,858	5,002

MPH Acquisition Holdings LLC
5.750% due 12/31/2030		$5,061	3,675

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (d)		7,745	6,735

National Football League
5.480% due 10/05/2028 «(m)		76,800	77,602

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		6,710	6,640
4.345% due 09/17/2027		74,963	72,928
4.810% due 09/17/2030		212,402	201,880

NPC Ukrenergo
6.875% due 11/09/2028		3,480	2,732

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(e)		105,630	14,596
5.500% due 04/12/2037 ^(e)		117,045	16,386
6.000% due 11/15/2026 ^(e)		54,167	7,583
9.750% due 05/17/2035 ^(e)		43,640	6,764

Petroleos Mexicanos
2.750% due 04/21/2027	EUR	7,200	7,234
5.950% due 01/28/2031		$176,125	149,255
6.700% due 02/16/2032		412,739	362,981
6.750% due 09/21/2047		71,382	48,880
6.950% due 01/28/2060		57,150	39,041
7.690% due 01/23/2050		16,197	12,160

Prime Property Development Corp. Ltd.
5.250% due 09/30/2029 «(m)		34,500	33,985
5.440% due 09/30/2031 «(m)		34,500	33,761

Prosus NV
1.288% due 07/13/2029	EUR	19,700	19,322
1.985% due 07/13/2033		26,300	23,841
2.085% due 01/19/2030		27,600	27,652
2.778% due 01/19/2034		20,944	19,877
3.061% due 07/13/2031		$47,100	40,643
4.193% due 01/19/2032		28,000	25,534

Rolls-Royce PLC
3.375% due 06/18/2026	GBP	3,835	4,867
4.625% due 02/16/2026	EUR	45,275	49,545
5.750% due 10/15/2027	GBP	43,671	57,394

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(e)		60,389	54,605

Saudi Arabian Oil Co.
5.875% due 07/17/2064		$48,100	45,046

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		$125	$113

Sprint Spectrum Co. LLC
5.152% due 09/20/2029		18,639	18,688

Syngenta Finance NV
4.892% due 04/24/2025		7,934	7,931

Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	31,400	24,869
1.250% due 01/31/2032		9,800	7,708
1.604% due 12/23/2027		$11,200	8,037
2.375% due 04/22/2040	GBP	6,300	5,944
2.625% due 01/24/2032		23,700	22,334
3.500% due 02/25/2028		9,100	8,622
4.000% due 04/18/2027	EUR	11,700	9,433
4.375% due 01/18/2031		41,600	33,290
4.375% due 07/03/2034	GBP	27,175	26,055
4.625% due 06/04/2046		29,100	27,963
5.125% due 09/28/2037		14,500	13,935
5.500% due 02/11/2041		52,700	51,372
6.500% due 02/09/2032		3,000	2,907
7.125% due 04/30/2031		6,800	6,699
7.750% due 04/30/2044		25,300	25,411

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (h)		2,758	2,885

Times Square Hotel Trust
8.528% due 08/01/2026		$335	336

Topaz Solar Farms LLC
4.875% due 09/30/2039		8,094	7,234
5.750% due 09/30/2039		60,217	58,038

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		952	946

U.S. Renal Care, Inc.
10.625% due 06/28/2028		5,107	4,367

United Airlines Pass-Through Trust
2.700% due 11/01/2033		8,266	7,350
3.500% due 09/01/2031		2,993	2,849
4.000% due 10/11/2027		2,457	2,429
4.150% due 02/25/2033		3,237	3,104
5.875% due 04/15/2029		98,026	99,919

Valaris Ltd.
8.375% due 04/30/2030		1,556	1,559

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		31,870	29,526
3.875% due 11/01/2033		10,800	9,304
4.125% due 08/15/2031		10,300	9,366

Venture Global LNG, Inc.
7.000% due 01/15/2030 (o)		138,600	136,646
8.125% due 06/01/2028		245,800	251,320
8.375% due 06/01/2031 (o)		53,075	53,866
9.500% due 02/01/2029		200,900	215,553
9.875% due 02/01/2032		128,350	136,399

Volkswagen Group of America Finance LLC
5.300% due 03/22/2027		100,000	100,866

Woodside Finance Ltd.
5.100% due 09/12/2034		48,000	46,598

Yellowstone Energy LP
5.750% due 12/31/2026 «		1,440	1,423

			6,139,678

UTILITIES 1.3%

Edison International
6.250% due 03/15/2030		40,350	40,887

FORESEA Holding SA
7.500% due 06/15/2030		3,358	3,247

Gazprom PJSC Via Gaz Finance PLC
1.500% due 02/17/2027	EUR	137,850	104,340

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		$93,400	63,746

Gazprom PJSC Via Gaz Finance PLC
3.000% due 06/29/2027		12,000	8,580

ONEOK, Inc.
4.750% due 10/15/2031		56,300	55,209

Pacific Gas & Electric Co.
2.100% due 08/01/2027		44,031	41,313

14	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 02/01/2031	$51,959	$44,680
2.950% due 03/01/2026	69,389	68,170
3.000% due 06/15/2028	85,600	80,511
3.150% due 01/01/2026	223,783	220,927
3.250% due 06/01/2031	86,160	76,704
3.300% due 03/15/2027	83,737	81,389
3.300% due 12/01/2027	164,659	158,028
3.450% due 07/01/2025	135,506	134,973
3.500% due 06/15/2025	104,124	103,825
3.500% due 08/01/2050 (o)	46,377	30,861
3.750% due 07/01/2028	176,652	169,958
3.750% due 08/15/2042	3,502	2,611
3.950% due 12/01/2047	3,869	2,831
4.000% due 12/01/2046	45,023	33,313
4.200% due 03/01/2029	65,400	63,291
4.250% due 03/15/2046	60,021	46,754
4.300% due 03/15/2045	37,669	29,507
4.400% due 03/01/2032	67,000	62,753
4.450% due 04/15/2042	50,762	41,565
4.500% due 07/01/2040	22,432	19,068
4.550% due 07/01/2030	346,519	335,526
4.600% due 06/15/2043	47,354	39,087
4.650% due 08/01/2028	19,885	19,674
4.750% due 02/15/2044	33,365	27,799
4.950% due 06/08/2025	31,400	31,375
4.950% due 07/01/2050 (o)	38,439	32,123
5.450% due 06/15/2027	23,667	23,915
5.900% due 06/15/2032	20,000	20,409

Peru LNG SRL
5.375% due 03/22/2030	1,167	1,084

Rio Oil Finance Trust
8.200% due 04/06/2028	15,646	16,007
9.750% due 01/06/2027	8,457	8,708

Sprint Capital Corp.
8.750% due 03/15/2032	25,100	30,200

Sprint LLC
7.625% due 03/01/2026	14,000	14,222

System Energy Resources, Inc.
2.140% due 12/09/2025	26,100	25,632

		2,414,802

Total Corporate Bonds & Notes (Cost $16,020,744)		15,540,340

MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	5,190	4,627
3.850% due 06/01/2050	3,295	3,034
4.214% due 06/01/2050	26,895	20,327

		27,988

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	20,569	21,488
6.725% due 04/01/2035	6,177	6,480
7.350% due 07/01/2035	16,846	18,280

		46,248

Total Municipal Bonds & Notes (Cost $82,434)		74,236

U.S. GOVERNMENT AGENCIES 62.8%

Fannie Mae
0.000% due 11/25/2042 •	19	13
0.019% due 09/25/2042 •	819	444
1.396% due 03/25/2041 •(a)	1,800	166
1.546% due 11/25/2049 •(a)	18,226	2,342
1.576% due 06/25/2037 •(a)	295	30
1.596% due 03/25/2037 - 03/25/2049 •(a)	5,923	684
1.616% due 12/25/2036 - 02/25/2037 •(a)	998	72

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.646% due 04/25/2037 •(a)	$477	$51
1.656% due 04/25/2037 •(a)	703	56
1.696% due 08/25/2035 - 02/25/2043 •(a)	2,922	297
1.846% due 01/25/2038 •(a)	1,160	105
1.896% due 01/25/2040 •(a)	1,192	89
1.926% due 03/25/2037 •(a)	1,465	131
1.946% due 05/25/2037 •(a)	434	35
1.956% due 06/25/2037 •(a)	1,693	190
1.986% due 04/25/2037 •(a)	1,080	124
1.996% due 12/25/2037 •(a)	1,007	95
2.096% due 10/25/2036 - 06/25/2040 •(a)	1,106	106
2.146% due 11/25/2035 •(a)	61	1
2.196% due 11/25/2036 •(a)	313	13
2.246% due 03/25/2036 •(a)	530	38
2.336% due 04/25/2037 •(a)	765	97
2.500% due 04/25/2042 - 08/25/2042	11,124	10,664
2.546% due 02/25/2038 •(a)	3,412	401
2.746% due 02/25/2037 •(a)	278	31
3.000% due 06/25/2027 - 06/25/2042 (a)	8,065	265
3.564% due 04/01/2027 •	12	12
4.000% due 07/01/2041 - 01/01/2059	4,303	4,111
4.000% due 12/25/2042 - 12/25/2047 (a)	1,033	96
4.378% due 03/01/2033 •	4	4
4.396% due 12/01/2027 •	1	1
4.500% due 12/25/2039 - 07/25/2040	3,003	2,978
4.500% due 12/25/2042 (a)	752	123
4.526% due 12/25/2036 •	17	17
4.545% due 09/25/2031 •	572	567
4.586% due 03/25/2034 •	2	2
4.616% due 08/25/2034 •	1	1
4.804% due 03/25/2044 •	2	2
4.854% due 06/25/2029 - 08/25/2036 •	7	7
4.904% due 06/25/2049 •	3,719	3,631
5.000% due 08/25/2033 - 06/25/2043	13,762	14,016
5.076% due 03/25/2038 •	277	288
5.229% due 12/25/2050 •	13,497	13,462
5.395% due 09/01/2031 •	28	28
5.485% due 04/01/2028 •	1	1
5.500% due 11/25/2032 - 06/01/2048	4,329	4,421
5.582% due 09/01/2030 •	2	2
5.886% due 10/01/2044 •	1	1
5.950% due 02/01/2034 •	223	226
5.965% due 12/01/2035 •	12	12
6.000% due 06/25/2029 - 09/25/2031	450	459
6.086% due 10/01/2040 •	8	8
6.307% due 08/01/2033 •	7	7
6.380% due 12/01/2033 •	7	7
6.384% due 11/01/2033 •	5	5
6.455% due 04/01/2032 •	3	3
6.500% due 06/25/2028 - 02/25/2033	26	27
6.850% due 12/18/2027	1	1
7.000% due 06/25/2032 - 01/25/2048	68	70
7.008% due 04/01/2033 •	1	1
7.124% due 09/01/2035 •	2	2
7.134% due 10/01/2032 •	2	2
7.153% due 10/01/2036 •	1	1
7.260% due 07/01/2032 •	4	4
7.320% due 03/01/2033 •	32	33
7.500% due 11/25/2030 - 06/25/2042	12	13
7.500% due 06/25/2042 ~	9	9
8.500% due 06/25/2030	36	38

Fannie Mae, TBA
3.000% due 06/01/2040	99,000	85,809

Freddie Mac
0.000% due 08/15/2056 - 08/15/2057 (b)(h)	127,891	87,733
0.064% due 12/15/2042 •	1,364	1,045
0.974% due 01/15/2041 •	771	699
1.142% due 09/25/2030 ~(a)	199,592	9,639
1.370% due 06/25/2030 ~(a)	87,146	4,932
1.431% due 05/25/2030 ~(a)	305,995	18,369
1.487% due 11/15/2037 •(a)	3,642	330
1.587% due 08/15/2037 •(a)	503	45
1.737% due 06/15/2038 - 01/15/2042 •(a)	2,470	223
1.934% due 02/15/2040 •	437	396
1.977% due 03/15/2037 •(a)	2,507	239

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.987% due 03/15/2037 - 06/15/2039 •(a)	$1,166	$115
2.087% due 09/15/2036 •(a)	976	78
2.107% due 09/15/2036 •(a)	589	58
2.150% due 01/15/2038 •(a)	10,959	558
2.187% due 04/15/2036 - 05/15/2036 •(a)	3,501	395
2.237% due 04/15/2026 •(a)	17	0
2.287% due 01/15/2037 •(a)	389	35
2.379% due 11/15/2043 •	8,548	8,502
2.539% due 08/15/2044 •	4,464	4,282
2.687% due 08/15/2036 •(a)	1,006	110
3.000% due 03/15/2027 - 10/15/2047 (a)	33,259	5,001
3.000% due 08/01/2032 - 03/01/2049	161,706	143,293
3.500% due 08/15/2042 - 05/01/2049	294,041	269,058
3.500% due 12/15/2042 (a)	3,348	519
4.000% due 08/01/2040 - 08/01/2048	67,320	63,809
4.000% due 09/15/2048 (a)	4,150	559
4.027% due 09/25/2035 ~(a)	66,349	10,140
4.500% due 06/01/2048	1,865	1,819
4.695% due 08/25/2031 •	4	4
4.863% due 12/15/2046 •	15,118	14,838
4.913% due 06/15/2049 •	8,311	8,136
5.000% due 01/15/2034 - 05/15/2038	1,935	1,971
5.500% due 08/15/2036 - 06/15/2041	12,729	13,271
6.000% due 02/15/2031 - 02/15/2032	391	401
6.035% due 07/25/2044 •	3	3
6.165% due 02/01/2037 •	1	1
6.453% due 04/01/2036 •	2	2
6.495% due 12/01/2037 •	1	1
6.500% due 04/15/2029 - 11/25/2049	4,165	4,379
6.532% due 01/01/2033 •	3	3
6.546% due 12/01/2034 •	2	2
6.673% due 11/01/2031 •	5	5
6.724% due 10/01/2032 •	6	6
6.733% due 07/01/2034 •	15	15
6.786% due 03/01/2032 •	41	41
6.787% due 05/01/2029 •	3	3
6.854% due 12/01/2033 •	16	16
6.884% due 01/01/2035 •	10	10
7.000% due 06/15/2029 - 03/15/2032	31	32
7.060% due 03/01/2031 •	4	4
7.083% due 09/01/2033 •	1	1
7.098% due 05/01/2033 •	3	3
7.102% due 05/01/2035 •	9	9
7.120% due 08/01/2034 •	1	1
7.153% due 05/01/2037 •	1	1
7.174% due 12/15/2031 - 02/15/2032 •	254	272
7.180% due 01/01/2035 •	17	18
7.230% due 09/01/2031 •	83	85
7.238% due 09/01/2034 •	22	23
7.250% due 09/15/2030	4	4
7.258% due 09/01/2037 •	1	1
7.282% due 09/01/2033 •	21	21
7.304% due 11/01/2035 •	31	32
7.346% due 07/01/2033 •	2	2
7.375% due 09/01/2032 •	17	17
7.455% due 11/01/2029 •	2	2
7.500% due 09/15/2030	34	36
7.532% due 07/01/2033 •	2	2
7.559% due 09/01/2037 •	1	1
8.500% due 06/15/2031	18	20
9.326% due 10/15/2031 •	11	11

Ginnie Mae
0.000% due 10/16/2053 ~(a)	854	0
0.023% due 08/16/2048 ~(a)	2,806	1
1.088% due 03/16/2051 ~(a)	609	1
1.766% due 10/20/2047 •(a)	7,216	933
3.000% due 01/20/2042 - 04/20/2052	264,235	234,294
3.500% due 03/20/2043 (a)	259	44
3.500% due 01/20/2045 - 01/20/2055	439,260	406,052
4.000% due 06/20/2039 - 06/20/2054	168,984	158,831
4.000% due 03/20/2043 (a)	730	84
4.500% due 07/20/2032 - 02/20/2049	84,845	82,539
4.625% due 01/20/2026 - 01/20/2035 •	39	39
4.750% due 10/20/2025 - 12/20/2033 •	18	18
4.823% due 10/20/2062 •	848	846
4.875% due 06/20/2027 - 06/20/2032 •	53	54
4.893% due 03/20/2063 •	139	139

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	15

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 07/20/2033	$88	$88
5.125% due 08/20/2033 •	2	3
5.173% due 11/20/2065 - 08/20/2066 •	16,089	16,081
5.193% due 10/20/2066 •	5,765	5,794
5.203% due 09/20/2066 •	2,879	2,879
5.223% due 05/20/2066 - 09/20/2066 •	35,628	35,634
5.253% due 08/20/2066 •	5,003	5,031
5.273% due 04/20/2066 - 11/20/2066 •	12,618	12,668
5.423% due 03/20/2066 - 01/20/2067 •	14,461	14,554
5.500% due 04/20/2037	134	136
5.573% due 03/20/2066 •	3,535	3,551
6.100% due 06/15/2028 - 01/15/2029	108	110
6.473% due 04/20/2068 •	17,450	17,630
6.490% due 01/15/2028 - 01/15/2029	119	121
6.522% due 04/20/2067 •	16,378	16,546

Ginnie Mae, TBA
2.000% due 04/01/2055	85,000	69,531
2.500% due 04/01/2055 - 05/01/2055	110,550	94,302
3.000% due 04/01/2055 - 05/01/2055	164,300	145,511
3.500% due 04/01/2055	158,000	144,583
4.000% due 04/01/2055 - 05/01/2055	1,371,936	1,284,327
4.500% due 04/01/2055 - 05/01/2055	2,105,450	2,019,743
5.000% due 04/01/2055 - 05/01/2055	314,400	309,142

U.S. Small Business Administration
5.370% due 04/01/2028	50	51

Uniform Mortgage-Backed Security
1.500% due 12/01/2040 - 06/01/2051	1,574	1,295
2.000% due 03/01/2026 - 11/01/2051	12,743	10,333
2.500% due 08/01/2027 - 10/01/2051	168,473	145,098
3.000% due 09/01/2025 - 04/01/2052	2,445,643	2,177,449
3.500% due 10/01/2025 - 06/01/2051	562,372	515,742
4.000% due 05/01/2025 - 04/01/2053	1,550,464	1,460,482
4.500% due 05/01/2025 - 09/01/2053	292,878	281,567
5.000% due 05/01/2026 - 08/01/2053	142,840	140,536
5.500% due 09/01/2025 - 09/01/2053	780,154	781,129
6.000% due 10/01/2025 - 09/01/2054	729,766	742,402
6.500% due 02/01/2026 - 12/01/2054	2,188,788	2,263,026

Uniform Mortgage-Backed Security, TBA
2.500% due 04/01/2040 - 04/01/2055	2,950	2,730
3.000% due 04/01/2040 - 05/01/2055	735,957	675,266
3.500% due 05/01/2055 - 06/01/2055	1,063,865	958,706
4.000% due 04/01/2055 - 06/01/2055	6,258,803	5,823,739
4.500% due 04/01/2055 - 06/01/2055	2,164,900	2,069,207
5.000% due 04/01/2055 - 05/01/2055	14,587,495	14,285,982
5.500% due 04/01/2055 - 05/01/2055	16,603,479	16,568,887
6.000% due 04/01/2055 - 06/01/2055	30,668,238	31,112,534
6.500% due 04/01/2055 - 06/01/2055	26,515,175	27,302,119

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 04/01/2055 - 05/01/2055	$1,698,500	$1,775,409

Total U.S. Government Agencies (Cost $115,394,051)		114,998,264

U.S. TREASURY OBLIGATIONS 15.8%

U.S. Treasury Bonds
2.250% due 08/15/2046 (s)	4,400	2,961
2.500% due 02/15/2045 (s)	77,400	55,826
2.500% due 02/15/2046 (s)	2,319	1,650
2.500% due 05/15/2046	4,955	3,513
2.750% due 11/15/2047	100	73
2.875% due 05/15/2043 (s)	118,245	93,166
2.875% due 08/15/2045	858,035	657,419
2.875% due 11/15/2046	542,700	410,247
2.875% due 05/15/2049	3,300	2,433
3.000% due 11/15/2044	615,851	485,416
3.000% due 08/15/2048 (s)	2,585	1,964
3.000% due 02/15/2049 (s)	125,029	94,580
3.125% due 02/15/2043 (s)	276,604	227,123
3.125% due 08/15/2044 (s)	478,709	386,258
3.375% due 05/15/2044	712,349	599,458
3.625% due 08/15/2043 (s)	480,378	422,432
3.625% due 02/15/2044 (s)	494,809	433,113
3.750% due 11/15/2043 (s)	355,213	317,250
4.250% due 08/15/2054	338,200	319,335
4.375% due 08/15/2043	494,700	482,255
4.500% due 11/15/2054	1,910,600	1,883,135
4.625% due 05/15/2054	1,587,700	1,593,313
6.250% due 05/15/2030	845	934

U.S. Treasury Inflation Protected Securities (j)
0.125% due 07/15/2030 (q)	1,487,714	1,393,966
0.125% due 01/15/2031 (q)	23,913	22,094
0.125% due 07/15/2031 (q)	113,985	104,706
0.125% due 01/15/2032 (q)	98,420	89,113
0.250% due 07/15/2029 (q)	1,555,313	1,490,176
0.250% due 02/15/2050	202,871	124,004
0.375% due 07/15/2025 (q)	538,353	539,307
0.375% due 01/15/2027 (q)	23,025	22,791
0.500% due 01/15/2028 (q)	6,034	5,928
0.625% due 07/15/2032 (q)	1,188,987	1,110,413
0.625% due 02/15/2043	33,044	25,440
0.750% due 07/15/2028 (q)	343,146	339,191
0.750% due 02/15/2042 (q)	262,350	210,986
0.750% due 02/15/2045	175,242	133,123
0.875% due 02/15/2047	212,357	160,890
1.000% due 02/15/2046 (q)	167,351	132,150
1.000% due 02/15/2048	244,324	187,957
1.000% due 02/15/2049 (q)	613,258	467,148
1.125% due 01/15/2033 (q)	259,307	248,524
1.375% due 07/15/2033 (s)	2,597,472	2,534,725
1.375% due 02/15/2044	133,057	115,945
1.500% due 02/15/2053	333,360	277,653
1.750% due 01/15/2034 (q)	530,874	530,152
1.875% due 07/15/2034	4,483,856	4,527,022
2.125% due 02/15/2040	74,501	75,357
2.125% due 02/15/2041	18,709	18,886
2.500% due 01/15/2029 (q)	26,519	27,721

U.S. Treasury Notes
1.500% due 08/15/2026 (q)(s)	1,100	1,064
1.625% due 02/15/2026	420	411
2.000% due 11/15/2026	200	194
2.375% due 03/31/2029 (q)(s)	1,051,400	991,704
2.625% due 02/15/2029 (q)	560	534
4.500% due 03/31/2026 (s)	2,204,000	2,213,271
4.500% due 04/15/2027 (q)	2,225,400	2,251,305

Total U.S. Treasury Obligations (Cost $31,673,764)		28,847,705

NON-AGENCY MORTGAGE-BACKED SECURITIES 33.2%

20 Times Square Trust
3.100% due 05/15/2035 ~	111,830	94,932

ACRA Trust
5.608% due 10/25/2064 þ	16,464	16,446

Adjustable Rate Mortgage Trust
4.054% due 01/25/2036 ~	18	16

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.667% due 07/25/2035 ~		$134	$130
4.675% due 08/25/2036 •		4,849	1,643
4.712% due 02/25/2036 •		1,181	750
4.768% due 11/25/2035 ~		24	18
4.795% due 08/25/2036 •		105	40
4.855% due 06/25/2037 •		227	246
4.935% due 03/25/2036 •		700	194
4.955% due 01/25/2036 •		2,288	2,161
4.975% due 11/25/2035 •		1,981	1,847
4.975% due 01/25/2036 •		356	333
5.028% due 07/25/2035 ~		205	193
5.049% due 08/25/2036 ~		1,553	1,360
5.216% due 11/25/2035 •		1,354	956
5.385% due 08/25/2035 •		2,000	1,775
5.581% due 01/25/2036 ~		3,147	2,379
5.585% due 01/25/2035 •		3,571	3,168
5.728% due 05/25/2035 ~		1,403	1,352
5.814% due 03/25/2036 ~		9,577	2,351
5.837% due 09/25/2035 ~		365	323
6.098% due 07/25/2035 •		723	677
6.213% due 01/25/2036 ~		477	452
6.694% due 08/25/2036 ~		3,205	300
6.925% due 01/25/2035 ~		179	170

AG Trust
6.335% due 07/15/2041 •		38,061	38,141

Alba PLC
4.748% due 12/15/2038 •	GBP	454	571
4.818% due 03/17/2039 •		2,667	3,308

American General Mortgage Loan Trust
0.000% due 09/25/2048 (h)		$117,155	101,179
0.000% due 03/25/2058 (h)		68,671	55,670

American Home Mortgage Assets Trust
4.625% due 05/25/2046 ~		5,139	4,430
4.625% due 12/25/2046 •		21,326	18,212
4.645% due 10/25/2046 •		157	81
4.815% due 09/25/2046 ~		14,275	13,362
4.815% due 06/25/2047 •		1,236	1,145
5.335% due 02/25/2047 •		25,651	9,029
5.555% due 11/25/2046 ~		143,333	35,702
6.750% due 06/25/2037 þ		9,331	8,274

American Home Mortgage Investment Trust
4.715% due 03/25/2046 •		6,273	5,646
4.755% due 06/25/2046 •		11,161	2,038
4.795% due 12/25/2046 •		4,848	4,058
4.815% due 12/25/2046 •		1,786	1,710
4.835% due 03/25/2046 •		6,794	6,028
4.973% due 10/25/2034 •		691	684
5.035% due 11/25/2045 •		138	96
5.908% due 09/25/2035 þ		18,505	10,212
6.000% due 06/25/2035 þ		14,162	9,717
6.344% due 09/25/2035 •		28,352	11,263
6.440% due 12/25/2035 •		258	86
6.440% due 11/25/2045 ~		18,034	6,744

Angel Oak Mortgage Trust
2.387% due 07/25/2066 ~		3,345	2,446
4.800% due 11/25/2067 þ		30,905	30,511
5.338% due 05/27/2069 þ		19,562	19,506
5.985% due 01/25/2069 þ		4,538	4,562
6.197% due 01/25/2069 þ		35,354	35,678
6.500% due 12/25/2067 þ		12,954	13,076

AOA Mortgage Trust
5.309% due 10/15/2038 •		7,275	7,031

Atlas Funding PLC
5.614% due 01/20/2061	GBP	5,031	6,537

ATLX Trust
3.850% due 04/25/2063 þ		$14,596	14,028
3.850% due 04/25/2064 þ		3,328	3,205

Avon Finance PLC
0.000% due 11/28/2050 (a)	GBP	9,500	6
0.000% due 11/28/2050 (b)(h)		16,523	17,156
5.357% due 12/28/2049 •		72,601	93,988
5.563% due 11/28/2050 •		357,006	463,080
6.207% due 12/28/2049 •		15,118	19,634
6.213% due 11/28/2050 •		31,368	40,754
6.957% due 12/28/2049 •		14,835	19,350
6.963% due 11/28/2050 •		18,535	24,136
7.457% due 12/28/2049 •		8,841	11,485
7.463% due 11/28/2050 •		10,550	13,738

16	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.963% due 11/28/2050 •	GBP	11,976	$15,485
8.463% due 11/28/2050 •		14,908	19,160

BAMLL Commercial Mortgage Securities Trust
0.795% due 07/07/2043 ~(a)		$1,297	15
2.847% due 04/20/2042 «•		160,580	122,092
3.110% due 04/25/2050 «		135,843	129,730
3.110% due 08/25/2052 «		45,364	39,194
4.115% due 05/25/2056 •		56,398	37,234
4.115% due 05/25/2056 ~		1,380,523	1,323,056
4.185% due 08/15/2046 ~		5,000	4,456
4.444% due 11/15/2046 «~		435,816	427,860
4.444% due 08/15/2053 «~		160,044	135,114
5.484% due 09/15/2038 ~		200	191

Banc of America Alternative Loan Trust
4.835% due 06/25/2046 •		1,401	1,132
5.500% due 10/25/2033		1,922	1,918
5.500% due 12/25/2035		44	40
6.000% due 07/25/2034		7,418	7,347
6.000% due 03/25/2036		1,094	1,001
6.000% due 06/25/2046		88	76
6.000% due 07/25/2046		189	158

Banc of America Funding Trust
2.906% due 12/20/2034 ~		100	72
2.997% due 03/20/2036 ~		371	296
3.620% due 04/20/2036 ~		267	216
3.748% due 05/26/2037 ~		29,309	22,414
4.424% due 09/20/2035 ~		6	5
4.485% due 03/20/2036 •		26	23
4.512% due 11/20/2035 ~		1,391	1,163
4.528% due 06/20/2047 ~		989	875
4.565% due 10/25/2036 •		3,682	3,129
4.604% due 09/25/2048 ~		10,128	9,540
4.622% due 10/20/2046 ~		237	200
4.646% due 05/26/2037 •		3,071	2,721
4.650% due 04/20/2035 ~		69	62
4.735% due 03/25/2037 •		2,164	1,568
4.754% due 02/20/2047 •		2,291	2,109
4.793% due 11/20/2035 ~		1,211	1,044
4.794% due 09/20/2035 ~		93	80
4.805% due 06/25/2037 •		1,211	917
4.806% due 05/20/2036 ~		1,313	1,160
4.814% due 07/20/2036 •		5,626	5,592
4.814% due 10/20/2036 ~		2,660	2,042
4.828% due 05/20/2034 ~		355	316
4.835% due 08/25/2036 •		1,080	891
4.845% due 05/20/2036 ~		61	53
4.854% due 06/20/2047 •		7,627	6,031
4.884% due 05/20/2035 •		4,037	3,890
4.935% due 07/25/2036 •		16	11
4.940% due 09/20/2046 •		523	470
4.994% due 05/20/2036 •		64,846	16,647
4.995% due 07/25/2037 •		10,451	9,908
5.005% due 11/20/2035 ~		2,633	2,226
5.015% due 07/25/2037 •		6,848	6,502
5.054% due 09/20/2035 •		2,311	1,745
5.070% due 03/20/2036 ~		230	204
5.109% due 01/20/2047 ~		51	44
5.235% due 05/25/2037 ~		870	740
5.484% due 04/20/2035 •		8,196	7,314
5.500% due 09/25/2034		10	10
5.500% due 12/20/2034		114	114
5.500% due 04/25/2035		66	66
5.500% due 03/25/2036		32	29
5.697% due 05/25/2035 ~		7	7
5.750% due 01/25/2037		2,064	1,742
5.973% due 11/20/2035 ~		1,581	1,375
6.000% due 05/20/2033		13	13
6.000% due 02/25/2034		338	323
6.000% due 09/25/2036		2,318	1,981
6.000% due 08/25/2037		2,496	2,032
6.000% due 10/26/2037 ~		4,194	3,828
6.065% due 06/20/2035 •		347	270
6.388% due 04/25/2037 þ		188	161
6.450% due 05/20/2035 ~		1,657	1,487
6.480% due 12/20/2036 ~		726	719
6.510% due 07/20/2036 ~		1,007	1,022
7.740% due 10/20/2035 ~		1,131	1,088

Banc of America Mortgage Trust
2.622% due 07/25/2035 ~		529	399
3.200% due 12/25/2032 ~		131	109

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.206% due 08/25/2035 ~		$607	$557
3.496% due 06/25/2035 ~		315	222
4.021% due 02/25/2035 ~		275	236
4.853% due 01/25/2036 ~		461	402
4.889% due 10/25/2035 ~		1,881	1,766
5.068% due 02/25/2036 •		1,806	1,656
5.125% due 02/25/2035 ~		64	62
5.274% due 05/25/2035 ~		680	576
5.336% due 11/20/2046 •		11	9
5.347% due 12/25/2035 ~		1,204	1,090
5.432% due 05/25/2035 ~		1,525	1,368
5.432% due 06/25/2035 ~		66	57
5.500% due 03/25/2035		1,514	1,369
5.500% due 09/25/2035		1,196	1,051
5.671% due 11/25/2035 •		919	815
5.671% due 11/25/2035 ~		52	46
5.686% due 01/25/2036 ~		1,057	952
5.708% due 09/25/2035 ~		196	174
5.742% due 03/25/2033 ~		60	58
5.750% due 07/20/2032 ~		15	14
5.773% due 04/25/2035 ~		78	77
5.899% due 08/25/2035 ~		1,037	991
6.000% due 09/25/2037		74	61
6.000% due 07/25/2046 •		1,731	1,500
6.027% due 01/25/2035 ~		3,909	3,819
6.131% due 12/25/2033 ~		20	19
6.238% due 09/25/2035 ~		1,397	1,224
6.362% due 07/25/2035 ~		279	267
6.362% due 07/25/2035 •		162	155
6.411% due 05/25/2034 ~		146	142
6.411% due 05/25/2034 •		68	66
6.608% due 07/25/2034 •		167	161
6.636% due 01/25/2034 ~		396	392
6.928% due 04/25/2033 ~		139	138
6.937% due 02/25/2035 •		85	83
6.997% due 12/25/2033 ~		157	154
7.376% due 06/25/2034 ~		72	69
7.424% due 09/25/2033 ~		697	666
7.495% due 11/25/2035 ~		60	56
7.498% due 11/25/2033 ~		55	54

BANK
0.308% due 02/15/2061 ~(a)		215,517	1,983

Barclays Commercial Real Estate Trust
3.966% due 08/10/2033		5,500	5,117

Barclays Mortgage Loan Trust
0.000% due 07/25/2053 ~		190,142	192,780
0.000% due 03/25/2064 •		4	4
8.138% due 03/25/2064 •		176,274	181,629

Barrow Funding PLC
0.000% due 11/16/2062 (h)	GBP	34,588	31,449
5.479% due 11/16/2062 •		478,380	619,691
6.379% (SONIO/N + 1.900%) due 11/16/2062 ~		42,391	55,582
6.879% (SONIO/N + 2.400%) due 11/16/2062 ~		21,161	27,919
7.679% due 11/16/2062 •		14,131	18,616
8.979% (SONIO/N + 4.500%) due 11/16/2062 ~		7,101	9,324
10.479% (SONIO/N + 6.000%) due 11/16/2062 ~		7,030	9,291

Bayview Commercial Asset Trust
4.855% due 01/25/2037 •		$27	25

Bayview Opportunity Master Fund Trust
5.140% due 11/25/2054 •		20,776	20,697

BCAP LLC Trust
1.260% due 11/26/2036 •		4,914	1,484
4.029% due 11/27/2047 ~		21,325	16,514
4.045% due 06/25/2047 ~		1,182	985
4.237% due 06/26/2037 ~		5,877	5,231
4.237% due 06/27/2037 ~		4,326	3,774
4.321% due 05/26/2047 ~		3,344	2,788
4.414% due 09/27/2037 •		2,823	2,700
4.449% due 07/26/2036 ~		8,491	3,611
4.473% due 10/26/2035 ~		2,462	2,488
4.691% due 02/26/2036 ~		1,165	1,100
4.711% due 05/27/2037 ~		4,448	4,032
4.775% due 01/25/2037 •		256	235
4.794% due 03/26/2035 ~		477	459
4.795% due 12/20/2035 ~		9,653	4,399

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.795% due 03/25/2037 •	$2,337	$2,111
4.802% due 08/26/2036 ~	9,342	8,514
4.815% due 10/25/2036 •	1,022	1,052
4.826% due 07/26/2036 •	169	142
4.875% due 05/25/2047 ~	2,660	2,441
5.067% due 10/26/2035 ~	1,496	1,057
5.074% due 05/26/2037 •	7,265	5,017
5.076% due 11/26/2035 ~	120	116
5.248% due 05/26/2037 •	2,236	2,151
5.250% due 02/26/2036 •	666	266
5.250% due 04/26/2037	1,302	727
5.686% due 01/26/2036 ~	805	649
5.750% due 04/25/2037	4,837	2,094
6.000% due 07/26/2036 ~	7,233	3,965
6.000% due 08/26/2037 ~	6,097	5,565
6.250% due 12/26/2036 ~	4,573	3,974
6.425% due 02/26/2036 ~	10	9
6.835% due 10/25/2047 •	3,983	3,001
8.587% due 12/27/2049	83	33
9.883% due 04/26/2037 ~	4,464	2,156

Bear Stearns Adjustable Rate Mortgage Trust
3.973% due 07/25/2036 •	1,512	1,312
4.210% due 09/25/2034 ~	511	464
4.321% due 05/25/2047 ~	1,897	1,714
4.337% due 08/25/2047 ~	710	624
4.429% due 06/25/2047 ~	4,467	3,929
4.526% due 02/25/2036 •	253	233
4.618% due 04/25/2034 ~	403	373
4.729% due 02/25/2047 •	1,741	1,549
4.732% due 02/25/2036 •	4	3
4.739% due 08/25/2047 •	2,865	2,501
4.772% due 02/25/2047 •	2,377	2,096
4.782% due 02/25/2034 ~	118	111
4.855% due 03/25/2035 •	336	309
4.889% due 11/25/2034 ~	786	716
4.897% due 07/25/2034 ~	75	71
4.933% due 04/25/2034 ~	205	198
4.956% due 02/25/2035 ~	453	446
5.008% due 07/25/2033 •	43	40
5.116% due 01/25/2035 •	260	252
5.172% due 01/25/2035 •	83	81
5.416% due 08/25/2035 •	147	137
5.472% due 08/25/2035 •	691	592
5.619% due 02/25/2036 •	1,016	915
5.746% due 05/25/2037 •	2,843	2,359
6.190% due 08/25/2035 •	693	693
6.316% due 02/25/2036 •	37	35
6.365% due 11/25/2034 ~	9	8
6.373% due 12/25/2046 •	4,018	3,334
6.398% due 12/25/2046 •	1,353	1,183
6.411% due 10/25/2033 ~	83	77
6.530% due 02/25/2036 •	27	25
6.600% due 08/25/2035 •	3,969	2,627
7.010% due 05/25/2034 ~	15	14
7.017% due 01/25/2035 ~	14	13
7.080% due 10/25/2035 ~	864	822
7.195% due 11/25/2034 •	234	221
7.412% due 02/25/2036 •	987	888
8.250% due 07/25/2034 •	17	16

Bear Stearns ALT-A Trust
1.625% due 01/25/2034 ~	35	28
3.165% due 04/25/2035 •	250	200
3.250% due 02/25/2034 ~	31	29
4.055% due 03/25/2036 ~	5,247	4,246
4.168% due 04/25/2035 ~	317	291
4.243% due 05/25/2036 ~	8,810	6,285
4.259% due 08/25/2036 ~	11,480	7,743
4.333% due 04/25/2035 •	210	205
4.346% due 11/25/2036 •	1,981	913
4.348% due 09/25/2047 ~	17,896	8,775
4.357% due 05/25/2036 ~	8,282	3,722
4.358% due 11/25/2035 ~	4,916	2,667
4.536% due 08/25/2036 •	2,720	1,273
4.593% due 02/25/2036 •	1,010	709
4.639% due 11/25/2036 •	4,165	2,419
4.677% due 09/25/2035 •	839	348
4.690% due 05/25/2036 •	5,557	2,664
4.755% due 02/25/2034 ~	32	30
4.755% due 08/25/2036 •	8,308	7,314
4.755% due 11/25/2036 •	3,920	3,382

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	17

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.755% due 06/25/2046 •	$6,121	$5,512
4.775% due 12/25/2046 •	2,188	1,929
4.820% due 01/25/2047 ~	1,525	742
4.856% due 02/25/2036 •	5,745	4,847
4.875% due 04/25/2036 •	2,721	2,406
4.915% due 02/25/2036 •	1,246	1,180
4.941% due 11/25/2035 ~	6,824	5,260
4.973% due 05/25/2035 ~	179	174
5.004% due 06/25/2034 ~	248	236
5.023% due 07/25/2035 •	7,246	4,942
5.043% due 09/25/2035 •	3,286	1,906
5.075% due 04/25/2034 •	47	46
5.110% due 04/25/2035 •	434	559
5.218% due 01/25/2035 ~	230	195
5.248% due 02/25/2034 •	35	33
5.257% due 05/25/2036 ~	10	6
5.290% due 06/25/2034 •	1,025	1,070
5.362% due 10/25/2035 ~	9,456	7,880
5.365% due 11/25/2034 •	4,720	4,004
5.365% due 05/25/2035 •	536	518
5.409% due 09/25/2035 ~	3,927	1,924
5.410% due 07/25/2035 •	1,729	1,699
5.449% due 01/25/2036 ~	2,220	2,102
5.475% due 04/25/2035 ~	75	70
5.519% due 02/25/2036 ~	531	497
5.551% due 01/25/2034 ~	88	85
5.560% due 01/25/2035 •	4,178	3,962
5.563% due 01/25/2036 •	9,391	8,910
5.564% due 05/25/2035 •	94	89
5.588% due 07/25/2035 •	15,980	10,207
5.631% due 01/25/2035 •	44	41
6.085% due 09/25/2034 •	6,197	6,096
6.160% due 07/25/2034 •	2,502	2,748
6.204% due 09/25/2035 •	3,713	2,956
6.229% due 08/25/2034 •	458	446
6.456% due 09/25/2034 ~	20	19
6.625% due 09/25/2034 ~	71	68
6.785% due 12/25/2033 ~	166	160

Bear Stearns Asset-Backed Securities Trust
4.735% due 02/25/2037 •	22,178	17,498
4.834% due 12/25/2034 •	638	560
4.895% due 04/25/2036 •	4,455	4,422
4.935% due 05/25/2036 •	23,701	5,387
4.960% due 04/25/2035 •	429	405
5.035% due 12/25/2035 •	2,673	1,282
5.125% due 03/25/2034 þ	574	722
5.250% due 06/25/2034 þ	1,316	1,262
5.500% due 01/25/2034 þ	3,489	2,916
5.500% due 06/25/2034 þ	141	135
5.500% due 08/25/2035 •	2,649	1,594
5.535% due 10/25/2033 •	19	20
5.615% due 01/25/2034 •	2,154	1,684
5.750% due 10/25/2033 þ	42	47
5.750% due 01/25/2034 þ	3,030	2,532
5.750% due 10/25/2034 þ	2,021	1,909
6.000% due 10/25/2035 þ	4,505	2,794
6.750% due 12/25/2036 þ	1,644	1,659

Bear Stearns Mortgage Funding Trust
4.595% due 12/25/2046 ~	2,533	2,259
4.645% due 06/25/2037 •	34,373	32,908
4.775% due 03/25/2037 •	33,219	31,541
4.795% due 06/25/2037 •	6,608	6,189
4.835% due 11/25/2036 •	12,301	11,215
4.835% due 02/25/2037 •	7,433	6,981
4.835% due 09/25/2046 •	13,708	11,754
4.855% due 12/25/2036 •	3,710	3,622
4.875% due 08/25/2036 •	7,089	6,648

Bear Stearns Structured Products, Inc. Trust
4.333% due 12/26/2046 •	90	70
5.116% due 01/26/2036 ~	3,608	2,580
7.000% due 07/25/2037 •	29,892	10,447

BellaVista Mortgage Trust
4.931% due 05/20/2045 ~	99	66
5.034% due 01/22/2045 •	413	385

Benchmark Mortgage Trust
0.611% due 07/15/2053 •(a)	68,256	1,718
1.436% due 12/17/2053 •(a)	208,911	12,549
1.806% due 07/15/2053 •(a)	95,325	4,970

Beneria Cowen & Pritzer Collateral Funding Corp.
5.233% due 06/15/2038 •	2,300	2,084

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BIG Commercial Mortgage Trust
5.661% due 02/15/2039 ~		$3,195	$3,178

BINOM Securitization Trust
4.441% due 08/25/2057 ~		91,408	88,712

Bletchley Park Funding PLC
5.327% due 07/27/2070 •	GBP	15,891	20,586

BSREP Commercial Mortgage Trust
5.384% due 08/15/2038 •		$5,581	5,324

BWAY Mortgage Trust
5.684% due 09/15/2036 •		3,000	2,870

BX Trust
5.068% due 04/15/2039 •		14,442	14,341
5.234% due 02/15/2036 ~		12,386	12,343
5.332% due 02/15/2039 •		21,525	21,474
5.810% due 04/15/2037 •		2,964	2,966

BXP Trust
3.379% due 06/13/2039		28,700	27,636

CALI Mortgage Trust
3.957% due 03/10/2039		9,000	8,365

Canada Square Funding PLC
5.409% due 06/17/2058 ~	GBP	1,190	1,541

Cascade Funding Mortgage Trust
3.000% due 03/25/2035 «~		$48,600	47,211
4.000% due 10/25/2054 •		62,954	61,491

Cendant Mort Capital LLC
5.637% due 07/25/2033 •		34	33

CFCRE Commercial Mortgage Trust
1.066% due 11/10/2049 •(a)		142,021	1,526

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 •		77,811	70,160
3.250% due 09/25/2063 ~		77,101	69,236
3.250% due 03/25/2064 •		47,904	42,972
3.250% due 08/25/2064 •		35,971	31,937
3.250% due 09/25/2064 •		46,108	40,997
3.375% due 12/25/2064 •		14,174	12,699
3.500% due 06/25/2062 ~		37,871	35,121
5.590% due 09/25/2055 •		56,969	56,978

Chase Mortgage Finance Trust
4.551% due 03/25/2037 •		2,849	2,681
4.648% due 01/25/2036 •		229	207
4.762% due 12/25/2035 ~		34	31
4.835% due 05/25/2036 •		8	3
4.906% due 09/25/2036 •		7	6
5.109% due 12/25/2037 ~		258	224
5.500% due 11/25/2035		576	414
6.000% due 10/25/2036		453	172
6.000% due 11/25/2036		2,031	812
6.000% due 12/25/2036		1,006	428
6.000% due 02/25/2037		1,503	582
6.000% due 03/25/2037		696	377
6.000% due 05/25/2037		11,284	4,916
6.000% due 06/25/2037		4,761	1,940
6.000% due 07/25/2037		689	307
6.250% due 10/25/2036		4,149	1,572
6.592% due 06/25/2035 ~		18	18
6.681% due 06/25/2035 ~		1	1
6.824% due 02/25/2037 ~		11	11

ChaseFlex Trust
4.280% due 09/25/2036 ~		3,212	2,911
4.995% due 05/25/2037 ~		9,774	9,339
5.035% due 07/25/2037 •		8,364	7,256
6.300% due 06/25/2036 •		8,405	7,442

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.270% due 08/25/2037 þ		3,779	3,018
4.575% due 08/25/2037 •		5,633	4,717
5.115% due 08/25/2037 •		3,763	3,526

Chester A PLC
0.000% due 03/17/2046 (h)	GBP	116,570	146,514
1.000% due 05/20/2046		9	38,357
5.859% due 03/17/2046 •		198,723	257,259
6.709% due 03/17/2046 •		125,536	162,567
7.609% due 03/17/2046 •		116,569	151,074
8.459% due 03/17/2046 •		71,735	93,026
8.959% due 03/17/2046 •		35,868	46,488

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.585% due 01/25/2036 ~	$1,410	$1,337
4.615% due 05/25/2036 •	81	77
4.615% due 08/25/2047 •	3,089	2,709
4.665% due 05/25/2036 •	158	150
4.715% due 01/25/2035 ~	62	61
4.735% due 08/25/2035 •	179	173

CIM Trust
3.250% due 10/25/2058 •	61,781	55,493
4.750% due 06/25/2064 •	24,430	24,048
5.000% due 05/25/2062 ~	18,629	18,583
5.000% due 02/25/2099 þ	22,500	22,154
6.639% due 12/25/2067 þ	23,162	23,381

Citicorp Mortgage Securities Trust
5.750% due 06/25/2036	78	70
6.000% due 08/25/2036	2,044	1,874

Citicorp Mortgage Securities, Inc.
4.885% due 02/25/2035 •	259	241

Citigroup Commercial Mortgage Trust
1.362% due 10/10/2049 ~(a)	265,909	3,318
3.349% due 02/10/2049	40,000	39,525

Citigroup Mortgage Loan Trust
0.000% due 09/25/2037 ~	819	76
0.000% due 03/25/2052 ~	375,385	320,158
0.000% due 01/01/2054 ~	263,673	274,203
0.000% due 10/25/2054 ~	82,511	87,129
0.000% due 09/25/2060 ~	109,430	81,513
0.000% due 09/25/2060 ~(a)	665,523	22,562
0.000% due 10/25/2060 ~	60,363	36,360
0.000% due 10/25/2060 ~(a)	851,500	35,880
0.000% due 05/01/2061 ~	37,371	21,228
0.000% due 05/01/2061 ~(a)	934,887	30,527
0.000% due 08/01/2061 ~	22,974	16,489
0.000% due 08/01/2061 ~(a)	1,017,972	83,832
0.000% due 12/25/2061 ~	387,690	309,250
0.000% due 02/01/2062 ~	722,383	581,945
0.000% due 03/01/2062 ~	758,601	625,059
0.000% due 07/25/2062 ~	1,105,527	887,612
0.000% due 10/25/2062 ~	401,076	355,227
0.000% due 02/25/2063 •	950,908	781,254
0.000% due 10/25/2063 ~	335,902	252,768
0.000% due 09/25/2064 •	37	36
0.000% due 09/25/2064 •	522,547	451,768
0.000% due 03/01/2065 ~	27,963	14,833
0.000% due 03/01/2065 ~(a)	1,756,504	48,847
0.000% due 09/25/2068 ~	434,140	349,172
0.000% due 03/01/2070 ~	19,163	14,327
0.000% due 03/01/2070 ~(a)	247,027	15,648
0.000% due 09/25/2076 ~	261,091	213,064
0.000% due 01/25/2082 (a)	389	377
0.010% due 01/01/2075 «	1,635	1,635
0.110% due 10/25/2060 ~(a)	751,712	3,390
0.150% due 09/25/2060 ~(a)	602,925	2,181
0.150% due 05/01/2061 ~(a)	837,842	5,320
0.150% due 03/01/2070 ~(a)	229,434	870
0.151% due 03/01/2065 ~(a)	1,338,861	8,125
0.170% due 08/01/2061 ~(a)	924,911	2,122
1.500% due 10/25/2060 ~	467,833	420,652
1.500% due 03/01/2065 ~	1,199,865	1,033,438
1.500% due 03/01/2070 ~	111,404	103,392
1.750% due 09/25/2060 ~	268,881	249,963
2.000% due 09/25/2060 ~	65,780	55,448
2.000% due 08/01/2061 ~	664,637	604,780
2.125% due 05/01/2061 ~	632,367	559,953
2.250% due 03/01/2065 ~	135,165	97,803
2.500% due 10/25/2060 ~	69,657	56,738
2.500% due 05/01/2061 ~	68,073	50,931
2.625% due 08/01/2061 ~	84,146	68,430
2.750% due 09/25/2060	57,244	48,413
2.750% due 03/01/2065 ~	101,375	76,463
2.750% due 03/01/2070 ~	23,221	20,558
2.791% due 10/25/2035 ~	1,399	628
2.875% due 05/01/2061 ~	55,309	41,817
2.875% due 08/01/2061 ~	58,828	48,346
3.000% due 10/25/2060 ~	68,367	57,642
3.000% due 03/01/2065 ~	80,097	60,317
3.000% due 03/01/2070 ~	26,154	23,607
3.125% due 05/01/2061 ~	44,369	33,287

18	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.242% due 03/01/2065 ~	$103,877	$73,667
3.250% due 09/25/2060	50,716	43,010
3.250% due 08/01/2061 ~	48,403	40,044
3.465% due 05/25/2047 ~	14,042	10,800
3.500% due 10/25/2060 ~	52,242	44,400
3.500% due 05/01/2061 ~	30,998	23,566
3.500% due 03/01/2070 ~	20,531	18,453
3.750% due 08/01/2061 ~	35,744	30,234
3.750% due 01/01/2075 «(c)	381,067	330,504
3.763% due 05/01/2061 ~	23,096	16,116
3.863% due 10/25/2060 ~	66,433	54,984
4.000% due 01/25/2066 ~	7,535	6,607
4.013% due 09/25/2060 ~	66,282	56,731
4.121% due 10/25/2046 •	1,092	961
4.145% due 01/25/2082 ~	216,611	187,951
4.181% due 03/25/2037 ~	5,655	4,278
4.279% due 08/01/2061 ~	28,297	24,011
4.399% due 12/25/2035 ~	180	111
4.426% due 09/25/2064 ~	85,022	71,954
4.505% due 01/25/2037 •	125	111
4.525% due 03/01/2070 ~	21,753	20,255
4.565% due 06/25/2036 ~	350	336
4.585% due 09/25/2037 •	254	253
4.714% due 08/25/2036 •	28,068	11,443
4.755% due 09/25/2036 •	1,740	1,641
4.765% due 12/25/2034 ~	46	44
4.775% due 03/25/2037 •	803	700
4.785% due 11/25/2036 •	2,437	1,910
4.821% due 09/25/2037 ~	3,715	3,346
4.834% due 06/25/2036 ~	400	386
4.846% due 05/20/2047 •	6,125	5,442
4.935% due 09/25/2036 ~	269	255
4.966% due 12/25/2035 ~	4,458	3,954
5.078% due 11/25/2036 •	1,194	1,047
5.112% due 04/25/2035 ~	757	719
5.177% due 03/25/2035 ~	6,664	6,482
5.187% due 08/25/2035 •	1,922	1,893
5.250% due 03/25/2037	1,668	1,234
5.385% due 09/25/2037 •	1,501	1,337
5.391% due 11/25/2036 •	774	521
5.391% due 11/25/2036 ~	2,161	1,432
5.465% due 03/25/2036 •	887	849
5.469% due 03/25/2036 ~	523	513
5.481% due 03/25/2037 ~	457	423
5.500% due 11/25/2035	765	768
5.703% due 10/25/2035 ~	13	10
5.750% due 04/25/2047	3,666	1,954
5.793% due 06/25/2036 ~	1,498	1,426
5.868% due 07/25/2036 ~	384	377
5.936% due 05/25/2035 ~	517	491
5.988% due 11/25/2036 ~	2,402	2,155
6.000% due 05/25/2035	1,378	1,415
6.000% due 05/25/2037	2,162	1,761
6.000% due 08/25/2037 ~	10,953	4,772
6.210% due 08/25/2035 •	137	130
6.250% due 11/25/2037 •	1,948	811
6.300% due 03/25/2036 ~	96	96
6.373% due 08/25/2035 ~	10	10
6.500% due 10/25/2036 ~	5,382	2,702
6.760% due 03/25/2034 •	154	140
7.410% due 05/25/2035 •	9	9

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.339% due 09/25/2035 ~	226	153

CitiMortgage Alternative Loan Trust
1.015% due 02/25/2037 •(a)	1,310	91
4.985% due 01/25/2037 •	6,786	5,567
5.750% due 12/25/2036	214	188
5.750% due 03/25/2037	364	331
5.750% due 04/25/2037	2,907	2,611
6.000% due 07/25/2036	203	176
6.000% due 09/25/2036	3,260	2,994
6.000% due 11/25/2036	4,971	4,648
6.000% due 05/25/2037	6,769	6,326
6.000% due 06/25/2037	2,546	2,211
6.000% due 10/25/2037	1,377	1,257

CNL Commercial Mortgage Loan Trust
4.934% due 05/15/2031 •	110	108

Colony Mortgage Capital Ltd.
5.808% due 11/15/2038 ~	2,417	2,390
6.355% due 11/15/2038 •	15,102	14,469

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

COLT Mortgage Loan Trust
1.665% due 09/25/2061 •	$23,305	$21,154
4.301% due 03/25/2067 ~	13,051	12,905
5.903% due 12/25/2068 þ	13,828	13,927
6.393% due 06/25/2069 þ	29,243	29,578
6.421% due 05/25/2069 þ	6,453	6,535

Commercial Mortgage Trust
0.000% due 04/10/2047 •(a)	8,941	0
0.629% due 08/10/2047 •(a)	27,092	100
1.298% due 10/10/2049 •(a)	187,494	1,897
2.819% due 01/10/2039	2,200	2,062
3.140% due 10/10/2036	13,000	11,396
3.550% due 02/10/2049	2,421	2,413
4.228% due 05/10/2051	1,400	1,361
4.353% due 08/10/2030	19,200	19,012

Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036	50	28
6.000% due 08/25/2037 •	1,111	521
14.584% due 08/25/2037 ~	803	359

Countrywide Alternative Loan Trust
0.515% due 11/25/2035 •(a)	2,468	157
0.665% due 11/25/2035 •(a)	2,200	135
0.815% due 08/25/2036 •(a)	7,370	577
3.158% due 06/25/2037 •	74	60
3.249% due 06/25/2046 ~	3,303	3,198
3.539% due 05/25/2035 •	1,780	1,413
4.387% due 08/25/2036 ~	274	256
4.440% due 06/25/2037 •	1,568	1,482
4.598% due 03/25/2047 •	2,329	1,837
4.614% due 02/20/2047 ~	14,216	11,430
4.624% due 03/20/2047 •	14,551	12,443
4.629% due 12/20/2046 ~	27,682	24,196
4.644% due 09/20/2046 •	7,139	6,773
4.644% due 02/20/2047 •	4,623	3,741
4.645% due 04/25/2047 ~	10,306	8,968
4.675% due 06/25/2036 •	6,666	6,227
4.705% due 04/25/2047 •	9,738	8,343
4.715% due 06/25/2037 •	12,558	11,390
4.725% due 06/25/2047 •	9,726	7,985
4.735% due 06/25/2035 •	3,026	1,951
4.735% due 07/25/2035 •	2,115	1,316
4.735% due 08/25/2035 •	895	568
4.735% due 05/25/2037 •	3,437	1,441
4.755% due 06/25/2036 •	8,967	7,557
4.755% due 11/25/2036 •	6,934	6,848
4.755% due 01/25/2037 •	17,316	15,206
4.755% due 05/25/2037 •	3,437	1,446
4.755% due 07/25/2046 •	3,668	3,560
4.755% due 09/25/2047 •	12,660	11,693
4.765% due 05/25/2037 •	6,439	2,715
4.785% due 06/25/2035 •	2,935	2,050
4.785% due 07/25/2036 •	13,391	5,203
4.785% due 11/25/2036 •	4,008	1,789
4.785% due 03/01/2038 •	4,250	3,139
4.787% due 09/25/2034 •	107	99
4.795% due 11/25/2036 ~	2,127	2,697
4.795% due 05/25/2047 ~	4,705	4,315
4.805% due 02/25/2037 •	302	88
4.815% due 08/25/2046 •	9,840	8,509
4.815% due 09/25/2046 •	14,697	14,154
4.815% due 10/25/2046 •	1,936	1,799
4.825% due 02/25/2037 •	440	388
4.834% due 07/20/2046 •	4,102	3,484
4.835% due 03/25/2035 •	1,445	1,365
4.835% due 02/25/2036 •	1,103	938
4.835% due 06/25/2036 •	61	25
4.835% due 12/25/2036 •	325	68
4.835% due 08/25/2037 •	1,986	1,264
4.854% due 03/20/2046 ~	3,443	2,973
4.854% due 05/20/2046 •	17,148	15,125
4.855% due 05/25/2035 ~	2,653	2,525
4.855% due 07/25/2046 ~	10,639	9,617
4.875% due 05/25/2035 ~	1,208	1,126
4.875% due 09/25/2047 •	11,035	10,569
4.879% due 12/25/2035 •	33	33
4.895% due 11/25/2035 •	162	151
4.915% due 01/25/2037 •	25,671	21,586
4.935% due 04/25/2034 •	524	501
4.935% due 05/25/2035 ~	8,415	6,342
4.935% due 12/25/2035 •	24,795	15,267

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.935% due 04/25/2036 •	$6,028	$2,218
4.955% due 07/25/2035 •	1,264	1,139
4.955% due 08/25/2035 •	4,748	4,551
4.975% due 12/25/2035 •	58	56
4.975% due 02/25/2036 ~	1,935	1,653
4.975% due 07/25/2036 •	1,555	1,369
4.975% due 08/25/2047 •	43,850	37,941
4.985% due 11/25/2035 •	2,468	1,235
4.995% due 08/25/2035 •	3,281	3,116
4.995% due 12/25/2035 •	279	252
4.995% due 02/25/2037 •	9,223	7,814
4.995% due 10/25/2046 •	1,960	1,834
4.995% due 08/25/2047 •	1,591	1,353
5.000% due 08/25/2035	2,355	1,586
5.015% due 02/25/2036 •	5,178	4,696
5.015% due 05/25/2036 •	3,386	2,879
5.035% due 12/25/2035 •	17,224	13,182
5.055% due 08/25/2035 ~	525	483
5.055% due 11/25/2035 •	3,217	3,026
5.068% due 03/25/2047 ~	5,189	4,951
5.074% due 11/20/2035 •	4,412	3,948
5.094% due 11/20/2035 •	24,129	23,515
5.095% due 09/25/2035 ~	1,217	907
5.095% due 10/25/2035 •	1,258	837
5.135% due 09/25/2035 •	7,363	6,637
5.135% due 12/25/2035 •	10,856	9,403
5.185% due 01/25/2036 •	3,296	2,034
5.235% due 08/25/2035 •	1,000	509
5.235% due 01/25/2036 •	1,257	1,158
5.258% due 10/25/2034 •	3,303	3,278
5.398% due 08/25/2034 •	1,689	1,589
5.435% due 08/25/2035 •	3,330	1,785
5.485% due 11/25/2046 •	559	501
5.486% due 12/25/2034 ~	4,049	3,997
5.500% due 01/25/2035	12,419	12,327
5.500% due 02/25/2035	256	248
5.500% due 03/25/2035	14,184	12,598
5.500% due 05/25/2035	9,614	7,744
5.500% due 06/25/2035	1,917	1,201
5.500% due 07/25/2035	2,321	1,887
5.500% due 08/25/2035	2,648	2,272
5.500% due 09/25/2035	20,314	14,539
5.500% due 10/25/2035	2,101	1,230
5.500% due 11/25/2035	9,713	6,311
5.500% due 12/25/2035	7,579	3,744
5.500% due 01/25/2036	4,315	3,177
5.500% due 02/25/2036	27,216	16,719
5.575% due 06/25/2046 •	1,834	1,665
5.635% due 12/25/2035 ~	3,949	3,374
5.635% due 12/25/2035 •	2,245	2,004
5.701% due 09/25/2034 •	1,082	1,031
5.750% due 05/25/2036	250	95
5.750% due 08/25/2036	3,417	1,718
5.750% due 03/25/2037	3,435	1,801
5.750% due 06/25/2037	2,854	1,226
5.750% due 07/25/2037	780	454
5.750% due 04/25/2047	1,938	1,018
5.765% due 11/25/2035 þ	3,306	1,595
5.895% due 11/25/2035 •	6,286	5,911
5.945% due 07/20/2035 •	1,087	993
5.975% due 11/25/2035 ~	2,572	2,261
5.985% due 08/25/2035 •	1,551	1,335
6.000% due 11/25/2034	6,149	6,314
6.000% due 02/25/2035	16,446	13,031
6.000% due 02/25/2036	27,838	15,540
6.000% due 03/25/2036	8,864	4,154
6.000% due 04/25/2036	12,429	5,855
6.000% due 05/25/2036	15,070	7,633
6.000% due 06/25/2036	7,185	3,938
6.000% due 07/25/2036	7,233	3,980
6.000% due 08/25/2036	3,619	2,084
6.000% due 11/25/2036	3,866	2,028
6.000% due 01/25/2037	820	679
6.000% due 02/25/2037	3,279	1,179
6.000% due 03/25/2037	3,559	1,291
6.000% due 04/25/2037	7,501	3,446
6.000% due 05/25/2037	14,089	6,251
6.000% due 06/25/2037	478	214
6.000% due 08/25/2037 •	5,149	2,516
6.000% due 01/25/2047	5,767	3,014
6.010% due 02/25/2035 •	117	117

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	19

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.035% due 08/25/2035 •	$94	$89
6.074% due 11/25/2035 þ	1,715	827
6.085% due 08/25/2034 •	2,334	2,304
6.085% due 10/25/2034 •	2,253	2,220
6.195% due 08/25/2035 •	2,629	2,435
6.250% due 10/25/2036	4,616	2,250
6.250% due 11/25/2036	4,285	2,043
6.250% due 12/25/2036	2,970	1,240
6.250% due 11/25/2046	1,989	901
6.280% due 06/25/2035 •	189	179
6.500% due 05/25/2036	2,510	1,159
6.500% due 06/25/2036	827	379
6.500% due 08/25/2036	2,446	754
6.500% due 09/25/2036	6,800	3,476
6.500% due 12/25/2036	2,394	1,039
6.500% due 08/25/2037	9,608	4,104
6.500% due 09/25/2037	17,748	6,569
6.500% due 11/25/2037	7,749	3,538
6.685% due 10/20/2035 •	12,680	9,108
6.705% due 10/20/2035 •	4,189	3,746
7.000% due 08/25/2034	160	162
7.000% due 09/25/2036	24,305	4,870
7.250% due 08/25/2032	31	32
7.500% due 12/25/2034	104	13

Countrywide Home Loan Mortgage Pass-Through Trust
3.311% due 02/25/2035 ~	4,116	3,386
3.380% due 04/20/2036 •	195	168
3.463% due 03/25/2035 ~	165	128
3.704% due 04/25/2035 ~	366	293
3.841% due 05/25/2047 •	1,049	894
3.897% due 07/19/2033 •	309	298
4.019% due 05/20/2036 ~	12,261	11,403
4.023% due 02/25/2034 •	134	126
4.084% due 04/25/2047 •	2,164	2,129
4.157% due 09/25/2037 ~	469	426
4.330% due 03/25/2037 •	95	81
4.353% due 09/20/2036 •	561	495
4.358% due 02/25/2047 ~	6,460	5,644
4.383% due 05/20/2036 •	1,712	1,474
4.387% due 09/20/2035 ~	3,000	2,686
4.520% due 05/20/2036 •	1,087	990
4.524% due 11/25/2037 ~	9,778	8,788
4.543% due 05/19/2033 •	102	94
4.565% due 06/20/2036 •	3,716	3,272
4.611% due 11/20/2035 ~	415	383
4.630% due 04/20/2036 •	838	759
4.669% due 11/25/2037 •	12,902	12,162
4.690% due 11/25/2037 ~	13,554	12,668
4.693% due 05/20/2036 ~	2,464	2,337
4.705% due 04/25/2035 •	982	931
4.735% due 04/25/2037 •	3,626	1,187
4.738% due 04/25/2037 ~	1,257	1,171
4.779% due 02/20/2036 •	2,524	2,220
4.785% due 11/25/2035 •	3,482	1,054
4.785% due 05/25/2037 •	2,561	919
4.785% due 08/25/2037 •	3,742	1,159
4.791% due 10/20/2034 ~	547	496
4.835% due 10/25/2035 •	1,148	539
4.835% due 04/25/2046 ~	240	230
4.856% due 09/25/2034 ~	14	13
4.895% due 05/25/2035 ~	178	156
4.905% due 11/20/2035 •	13,486	11,527
4.915% due 03/25/2036 •	4,854	4,606
4.933% due 01/25/2036 •	415	393
4.933% due 01/25/2036 ~	1,324	1,254
4.933% due 09/25/2047 •	679	625
4.935% due 05/25/2036 •	1,872	569
4.950% due 08/20/2035 ~	3,292	3,098
4.974% due 03/20/2036 •	3,044	2,837
4.975% due 03/25/2035 ~	189	175
4.985% due 05/25/2033 •	23	21
4.997% due 11/20/2034 ~	1,434	1,367
5.015% due 04/25/2035 •	2,736	2,603
5.035% due 03/25/2035 •	1,129	668
5.035% due 05/25/2035 •	9,885	8,677
5.075% due 03/25/2035 ~	2,759	2,594
5.075% due 03/25/2035 •	6,940	6,072
5.078% due 10/20/2035 •	818	811
5.095% due 02/25/2035 •	272	251
5.115% due 02/25/2035 •	538	492

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.131% due 03/25/2035 ~	$52	$49
5.135% due 03/25/2035 •	1,829	979
5.175% due 02/25/2035 ~	4,659	4,269
5.195% due 09/25/2034 •	46	45
5.250% due 12/25/2027	362	214
5.250% due 07/25/2034	113	112
5.328% due 05/20/2034 ~	28	26
5.346% due 05/20/2035 ~	1,312	1,275
5.396% due 09/25/2034 ~	100	98
5.415% due 02/20/2035 •	84	85
5.448% due 07/25/2034 •	53	51
5.500% due 04/25/2035	11	9
5.500% due 05/25/2035	1,589	1,312
5.500% due 08/25/2035	3,493	1,857
5.500% due 09/25/2035	1,880	1,161
5.500% due 10/25/2035	3,792	2,034
5.500% due 11/25/2035	218	113
5.500% due 12/25/2035	32	17
5.500% due 01/25/2036	647	397
5.536% due 11/20/2035 •	621	513
5.551% due 09/20/2035 ~	5,421	5,147
5.750% due 08/25/2034	128	124
5.750% due 02/25/2036	428	195
5.750% due 02/25/2037	186	79
5.750% due 03/25/2037	1,945	846
5.750% due 05/25/2037	5,414	2,573
5.750% due 07/25/2037	1,767	835
5.817% due 06/25/2047 •	2,469	2,427
5.850% due 05/25/2036	2,125	845
5.855% due 09/20/2034 ~	55	52
5.962% due 11/20/2034 ~	1,010	973
6.000% due 12/25/2035	11	7
6.000% due 04/25/2036	1,444	702
6.000% due 02/25/2037	5,663	2,349
6.000% due 03/25/2037	3,429	1,530
6.000% due 04/25/2037	259	124
6.000% due 05/25/2037	2,894	1,277
6.000% due 07/25/2037	6,298	2,628
6.000% due 08/25/2037	5,189	2,271
6.000% due 09/25/2037	1,938	997
6.000% due 10/25/2037	4,399	3,045
6.000% due 01/25/2038	7,970	3,391
6.015% due 10/25/2033 ~	21	20
6.164% due 12/19/2033 •	5	5
6.248% due 02/20/2036 •	489	452
6.250% due 09/25/2036	2,031	790
6.250% due 10/25/2036	96	44
6.491% due 02/25/2034 ~	82	77
6.500% due 11/25/2036	7,587	2,388
6.500% due 05/25/2037	199	95
6.500% due 10/25/2037	14,471	5,504
6.500% due 11/25/2037	3,314	1,126
6.500% due 12/25/2037	20,899	8,471
6.500% due 11/25/2047	12,578	6,082
6.639% due 02/20/2036 •	2,684	2,359
6.662% due 02/20/2036 •	684	593
6.664% due 05/25/2034 ~	42	42
6.741% due 02/25/2034 •	2	2
6.901% due 12/25/2033 ~	27	28
7.210% due 02/20/2036 •	3,273	2,878
7.334% due 06/25/2034 ~	332	339
7.789% due 10/20/2034 ~	914	913

Countrywide Home Loan Reperforming REMIC Trust
4.835% due 11/25/2034 •	3,038	2,907
4.835% due 09/25/2035 •	477	395
5.709% due 01/25/2034	13,119	12,245

Credit Suisse Commercial Mortgage Trust
5.501% due 06/15/2034 •	1,177	1,126

Credit Suisse First Boston Mortgage Securities Corp.
2.574% due 01/25/2033 ~	385	347
4.810% due 09/25/2032 ~	159	146
5.085% due 09/25/2035 •	2,231	1,482
5.250% due 09/25/2035	425	334
5.273% due 11/25/2031 •	191	98
5.585% due 11/25/2034 •	2,736	2,422
5.610% due 11/25/2031 ~	396	235
6.000% due 09/25/2033	41	41
6.000% due 01/25/2036	2,539	1,505
6.336% due 11/25/2032 ~	148	141
6.500% due 01/25/2036	353	80

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 01/25/2036	$4,856	$866
7.178% due 04/25/2033 ~	258	253

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.785% due 10/25/2035 •	3,108	2,629
5.500% due 08/25/2034	186	171
5.500% due 06/25/2035	3,313	2,376
5.500% due 10/25/2035	2,652	1,129
5.518% due 01/25/2034 •	55	53
6.000% due 11/25/2035	226	52
7.553% due 10/25/2033 ~	10	10

Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 01/25/2058 (h)	161	157
0.000% due 01/27/2059 (a)	665,347	0
0.000% due 04/25/2059 •(a)	319,552	19
0.000% due 09/25/2059 •	437	420
0.000% due 02/25/2061 •(a)	275,329	1,993
0.000% due 05/25/2061 •	207	204
0.000% due 11/25/2076 (a)	770,701	0
0.000% due 12/25/2054 (h)	23	22
0.010% due 04/25/2058 (a)	10	9
0.000% due 07/25/2058 (h)	570	549
0.000% due 01/27/2059 (h)	330	323
0.000% due 10/25/2060 (h)	490	479
0.000% due 11/25/2076 (h)	1,252	1,131
0.388% due 02/25/2061 •(a)	238,822	3,595
0.393% due 05/25/2061 •(a)	408,959	5,889
0.000% due 02/25/2056 (h)	182	179
0.000% due 07/25/2057 (h)	223	216
1.000% due 02/25/2061 •(a)	118,982	2,485
1.100% due 08/15/2037 •(a)	74,590	270
1.250% due 02/25/2061 •	118,982	107,030
1.493% due 05/25/2061 •(a)	460,769	20,867
1.650% due 05/25/2061 •	281,845	244,536
2.000% due 01/25/2060 ~	16,959	15,197
2.000% due 10/25/2060 •	22,359	20,099
2.100% due 05/25/2061 •	40,232	28,630
2.450% due 05/25/2061 •	33,691	24,236
2.500% due 07/25/2057 •	305,190	277,360
2.500% due 02/25/2061 ~	27,143	22,555
2.694% due 12/25/2048 ~	214,264	196,322
2.800% due 05/25/2061 •	28,457	19,939
3.000% due 02/25/2061 •	20,262	16,662
3.058% due 02/25/2056 ~	172,170	66,719
3.058% due 02/25/2056 •	816,388	704,047
3.168% due 07/25/2057 •	330,831	208,302
3.233% due 07/25/2058 •	2,361,258	1,862,820
3.250% due 01/27/2059 •	301,015	287,050
3.250% due 04/25/2059 •	134,875	128,886
3.430% due 10/25/2060 ~	1,279,947	1,029,941
3.431% due 11/10/2032	8,800	7,253
3.500% due 04/26/2038 •	1,157	1,132
3.500% due 11/25/2076 •	336,141	323,523
3.581% due 01/25/2058 ~	145,153	118,028
3.588% due 04/25/2059 •	182,996	133,845
3.631% due 11/30/2037 ~	4,732	4,291
3.640% due 05/25/2061 •	76,541	42,459
3.689% due 02/25/2061 ~	709	707
3.700% due 02/25/2061 •	108,000	69,185
3.793% due 11/25/2076 ~	287,305	190,675
3.793% due 11/25/2076 •	143,653	129,415
3.804% due 01/27/2059 •	237,467	158,632
3.804% due 01/27/2059 ~	118,733	106,485
3.904% due 04/25/2062 ~	26,874	25,594
4.000% due 08/27/2037 •	7,673	7,363
4.000% due 08/01/2057 •	16,365	15,403
4.262% due 09/25/2057 ~	147,044	145,054
4.262% due 09/25/2057 •	363,119	295,547
4.421% due 12/25/2054 ~	141,144	107,831
4.515% due 06/25/2048 •	565,516	487,735
4.538% due 08/27/2037 •	8,072	7,065
4.547% due 05/25/2067 •	15,863	15,789
4.614% due 02/27/2047 •	87,787	34,380
4.655% due 05/27/2037 •	7,325	6,449
4.699% due 05/27/2053 •	80,815	64,233
4.714% due 10/27/2036 •	2,044	1,572
4.734% due 10/27/2036 •	34,900	8,801
4.767% due 04/27/2037 •	8,459	4,231
4.785% due 11/25/2036 •	1,288	788
4.817% due 04/26/2047 •	7,998	4,655

20	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.854% due 04/27/2036 •		$7,634	$6,806
4.854% due 05/27/2036 •		1,759	1,547
4.884% due 10/27/2036 •		2,439	752
4.889% due 04/25/2058 ~		218,527	200,007
4.914% due 05/27/2037 •		25,869	11,290
4.934% due 02/27/2046 •		9,251	2,648
4.935% due 07/25/2036 •		13,134	4,885
4.956% due 07/27/2037 •		941	888
5.000% due 04/25/2037		212	176
5.204% due 09/25/2059 •		266,921	248,162
5.391% due 11/26/2036 •		2,574	1,704
5.465% due 08/27/2036 •		5,110	4,217
5.500% due 03/25/2037		6,188	2,822
5.561% due 04/25/2036 •		4,930	3,762
5.587% due 04/25/2037 •		10,961	2,640
5.746% due 04/25/2037 ~		38,097	9,243
5.834% due 07/15/2038 •		28,700	25,933
6.000% due 08/25/2036		3,281	1,479
6.000% due 02/25/2037		1,531	851
6.000% due 04/26/2037 •		473	469
6.000% due 06/25/2037		2,110	332
6.079% due 04/25/2037 þ		20,805	5,668
6.172% due 06/25/2046 •		142,701	135,826
6.250% due 06/25/2036		9,748	5,654
6.250% due 08/25/2036		644	238
6.935% due 09/26/2036 ~		400	377
7.000% due 08/26/2036		1,444	390
7.199% due 06/01/2050 ~		546,008	544,126
7.617% due 07/25/2049 ~		541,141	555,569

Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2049 •		32,299	25,930
0.000% due 07/25/2057 •		32,457	24,095
0.000% due 09/25/2059 •		24,623	20,392
0.000% due 10/27/2060 •(a)		53,893	41,837
3.139% due 02/25/2061		11,590	8,981
3.178% due 09/25/2048 •		99,421	71,784
3.404% due 01/27/2059 •		27,672	21,942
3.500% due 05/25/2061		19,401	15,638
3.657% due 07/25/2049		22,785	25,194
3.837% due 10/27/2060 •		7,209	5,616
4.184% due 09/25/2057 ~		21,481	17,839
12.917% due 10/25/2058 •		9,022	7,436

Cross Mortgage Trust
5.129% due 09/25/2069 ~		9,873	9,826
5.549% due 12/25/2069 •		17,726	17,736
6.093% due 04/25/2069 þ		28,241	28,482
6.147% due 07/25/2069 þ		26,077	26,377
6.272% due 06/25/2069 þ		37,161	37,586
6.615% due 03/25/2068 þ		20,971	21,214

CRSNT Commercial Mortgage Trust
0.000% due 04/15/2036 ~(a)		175,301	0

CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 •		13,737	3,100
6.589% due 12/25/2036 þ		15,569	2,336
6.672% due 06/25/2036 þ		207	53

CSAIL Commercial Mortgage Trust
3.617% due 11/15/2048		1,039	1,036

Cupressus Mortgages Holdco SARL
1.000% due 10/24/2050 «	GBP	2,000	660

DBGS Mortgage Trust
3.843% due 04/10/2037		$2,690	2,508
5.829% due 10/15/2036 •		26,500	26,326

DBJPM Mortgage Trust
1.719% due 09/15/2053 ~(a)		57,839	2,629

DC Commercial Mortgage Trust
6.314% due 09/12/2040		18,400	18,870

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.585% due 02/25/2047 •		4,359	2,452
4.675% due 08/25/2036 •		2,881	2,610
4.675% due 01/25/2047 •		2,287	2,165
4.695% due 12/25/2036 •		2,950	1,021
4.695% due 08/25/2047 •		27,081	24,935
4.715% due 07/25/2047 ~		6,515	6,035
4.720% due 10/25/2035 •		158	128
4.735% due 12/25/2036 •		1,795	1,643
4.735% due 03/25/2037 •		17,340	16,179
4.735% due 04/25/2037 •		21,003	14,685
4.755% due 03/25/2037 •		14,984	7,097

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.785% due 04/25/2035 •		$1,435	$1,294
4.815% due 08/25/2036 •		3,324	3,002
4.815% due 10/25/2036 •		13,171	3,698
4.815% due 12/25/2036 •		2,950	942
4.815% due 08/25/2047 ~		8,600	7,852
4.835% due 02/25/2047 •		6,930	6,524
4.915% due 01/25/2047 ~		1,861	1,636
4.995% due 08/25/2036 •		6,450	5,768
5.095% due 08/25/2037 •		5,761	4,659
5.135% due 06/25/2037 •		34,375	29,696
5.250% due 09/25/2035 ~		2,446	2,194
5.405% due 04/25/2047 •		14,183	12,654
5.431% due 02/25/2036 •		1,543	1,399
5.500% due 11/25/2035		1,833	842
5.500% due 11/25/2035 •		21	35
5.500% due 12/25/2035		1,225	1,031
5.530% due 02/25/2036 •		2,653	2,405
5.650% due 10/25/2036 ~		7,946	6,898
5.785% due 11/25/2035 •		1,237	2,142
5.900% due 10/25/2036 ~		3,408	2,954
5.935% due 10/25/2047 ~		22,695	17,999
6.369% due 10/25/2036 þ		546	473
6.386% due 10/25/2036 þ		86	75
6.420% due 07/25/2036 ~		4,951	4,275
6.600% due 10/25/2036 þ		2,368	2,055

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.722% due 06/25/2036 ~		5,797	5,313

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
7.150% due 06/25/2034 ~		4	4

Dilosk Rmbs No. 10 STS DAC
3.137% due 09/24/2060 •	EUR	12,898	13,943

Domi BV
3.181% due 06/15/2056		14,728	15,938

Downey Savings & Loan Association Mortgage Loan Trust
4.571% due 03/19/2037 •		$20,660	16,972
4.611% due 04/19/2047 •		63	61
4.631% due 10/19/2036 •		18,854	12,533
4.851% due 03/19/2045 •		866	821
4.931% due 02/19/2045 •		665	662
5.091% due 09/19/2045 •		1,218	637
5.211% due 11/19/2044 •		1,541	1,499
5.231% due 11/19/2044 •		30	27
5.251% due 09/19/2044 •		1,971	1,785
5.443% due 07/19/2044 ~		218	206
5.575% due 04/19/2046 ~		9,189	7,544
5.657% due 07/19/2044 ~		5	5

Durham Mortgages
0.000% due 05/28/2055	GBP	10	36

Durham Mortgages PLC
0.000% due 05/28/2054 (b)(h)		50,495	52,760
0.000% due 05/28/2055 (b)(h)		55,498	55,016
0.000% due 05/28/2054 (h)		10	4,686
5.263% due 05/28/2054 •		814,594	1,055,352
5.363% due 05/28/2055 •		702,191	909,857
5.613% due 05/28/2054 •		51,843	66,909
5.613% due 05/28/2055 •		45,040	58,062
5.763% due 05/28/2054 •		44,096	56,767
5.763% due 05/28/2055 •		46,041	59,166
6.213% due 05/28/2055 •		33,530	42,845
6.363% due 05/28/2054 •		36,945	47,342
7.163% due 05/28/2055 •		28,025	35,654
7.463% due 05/28/2054 •		1,619	2,053
7.663% due 05/28/2054 •		25,027	32,011
7.963% due 05/28/2055 •		27,523	35,181
8.663% due 05/28/2054 •		10,725	13,640

Dutch Mortgage Finance BV
0.000% due 08/22/2067 ~	EUR	1,830	54,644
3.284% due 08/22/2067 •		963,729	1,043,388
3.584% due 08/22/2067 •		66,160	71,576
3.984% due 08/22/2067 •		46,312	50,226
4.634% due 08/22/2067 •		44,327	48,111
6.034% due 08/22/2067 •		28,448	29,941
7.034% due 08/22/2067 •		11,885	12,867
8.034% due 08/22/2067 •		19,849	20,903

Dutch Mortgage Warehouse Finance BV
0.000% due 07/31/2027 «~		34,038	43,817

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dutch Property Finance BV
3.541% due 04/28/2064 •	EUR	5,239	$5,690

E-MAC NL BV
4.933% due 07/25/2036 •		166	174

Ellington Financial Mortgage Trust
5.522% due 01/26/2060 þ		$16,809	16,868
5.655% due 02/25/2060 «þ		26,000	26,067
5.726% due 01/25/2060 þ		15,495	15,626
5.732% due 02/25/2068 þ		7,970	7,963

EMF-U.K. PLC
5.559% due 03/13/2046 •	GBP	10,736	13,821

Eucalyptus Mortgages Ltd.
1.000% due 10/24/2050 «		114,838	99,946

Eurohome U.K. Mortgages PLC
4.728% due 06/15/2044 •		317	407
4.878% due 06/15/2044 •		5,200	6,587
4.928% due 09/15/2044 •		1,600	2,038

Eurosail PLC
4.819% due 03/13/2045 •		11,302	14,471
4.979% due 09/13/2045 •		11,934	15,332
5.030% due 09/10/2044 •		1,199	1,522
5.349% due 09/13/2045 •		18,495	23,310
5.529% due 06/13/2045 •		1,401	1,797

Finance of America Structured Securities Trust
3.500% due 11/25/2074		$147,399	139,794
3.500% due 02/25/2075		164,465	156,465

First Horizon Alternative Mortgage Securities Trust
1.115% due 04/25/2037 •(a)		2,342	184
4.400% due 01/25/2036 •		2,396	1,190
4.504% due 02/25/2036 ~		48	35
4.705% due 08/25/2035 ~		533	442
4.805% due 02/25/2037 ~		157	44
4.820% due 02/25/2036 ~		867	699
5.111% due 09/25/2036 ~		2,058	1,568
5.143% due 04/25/2035 •		3,017	2,975
5.185% due 04/25/2036 •		1,242	414
5.231% due 09/25/2035 •		1,596	1,398
5.295% due 08/25/2034 •		49	49
5.342% due 04/25/2036 •		575	481
5.514% due 08/25/2035 ~		3	2
5.700% due 12/25/2035 ~		759	579
5.750% due 02/25/2036		2,322	994
5.943% due 02/25/2035 ~		305	289
6.000% due 11/25/2036		916	235
6.079% due 03/25/2035 ~		170	166
6.250% due 11/25/2036		1,765	472
6.250% due 08/25/2037		82	31

First Horizon Mortgage Pass-Through Trust
0.000% due 10/25/2035 ~		37	0
5.140% due 11/25/2037 ~		24	10
5.206% due 01/25/2037 ~		335	176
5.208% due 05/25/2037 ~		1,408	596
5.269% due 10/25/2035 ~		374	346
5.750% due 05/25/2037		136	45
6.351% due 11/25/2037 ~		178	137
6.351% due 11/25/2037 •		621	476
6.739% due 08/25/2035 •		36	26

Fremont Home Loan Trust
5.260% due 01/25/2034 •		1,153	1,093

GCAT Trust
3.450% due 10/25/2068 ~		1,000	923
4.250% due 05/25/2067 •		17,310	16,223
6.007% due 01/25/2059 þ		14,114	14,178
6.085% due 06/25/2059 þ		20,422	20,562

GMAC Commercial Mortgage Asset Corp.
5.550% due 08/10/2038		4,494	4,285

GMAC Mortgage Corp. Loan Trust
3.670% due 11/19/2035 •		92	81
3.807% due 03/18/2035 ~		2	2
4.075% due 03/18/2035 ~		176	156
4.252% due 11/19/2035 •		44	37
7.250% due 05/25/2035 ~		326	304
7.402% due 03/18/2035 ~		70	71

Grace Trust
0.301% due 12/10/2040 ~(a)		174,400	2,557

Great Hall Mortgages PLC
4.698% due 06/18/2039 ~		9	9
4.878% due 06/18/2039 •	GBP	25,290	32,195

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	21

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GreenPoint Mortgage Funding Trust
4.795% due 01/25/2037 •		$5,488	$4,996
4.835% due 03/25/2047 •		8,437	7,844
4.855% due 04/25/2036 •		7,487	6,714
4.875% due 10/25/2046 •		8,375	8,018
4.895% due 06/25/2045 ~		1,178	931
4.915% due 08/25/2045 •		125	105
4.955% due 10/25/2045 •		155	151
4.975% due 11/25/2045 ~		25	24
5.055% due 10/25/2045 •		1,671	1,583
5.075% due 09/25/2046 •		4,467	3,600

Grifonas Finance PLC
2.669% due 08/28/2039 •	EUR	10,574	11,208

Grosvenor Square RMBS PLC
0.000% due 03/14/2053 (h)	GBP	1	19,327
5.658% due 03/14/2053 •		198,462	257,284
6.458% due 03/14/2053 •		64,660	83,937
7.458% due 03/14/2053 •		30,790	39,988
8.458% due 03/14/2053 •		24,633	31,923
9.958% due 03/14/2053 •		15,395	19,967
11.458% due 03/14/2053 •		9,237	11,948
12.458% due 03/14/2053 •		18,654	24,539

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		$40,306	35,022
5.390% due 12/15/2036 ~		17,000	16,873
5.566% due 07/15/2035 •		6,688	5,220
5.690% due 12/15/2036 ~		2,771	2,761

GS Mortgage Securities Trust
0.000% due 08/10/2044 •(a)		1,144	1
0.429% due 08/10/2043 •(a)		16,328	7
0.558% due 11/10/2049 •(a)		113,004	696
3.278% due 10/10/2048		884	881

GS Mortgage-Backed Securities Corp. Trust
2.000% due 12/25/2060 ~		12,600	10,781

GS Mortgage-Backed Securities Trust
0.000% due 06/25/2061 ~		288	273
0.000% due 06/25/2061 ~(a)		592,636	24,419
0.000% due 01/25/2062 ~(a)		662	646
0.000% due 12/27/2067 ~(a)		2,903	2,531
0.000% due 02/27/2062 (h)		1,271	810
0.000% due 02/25/2063 (h)		1,296	1,226
0.000% due 07/25/2063 (h)		404	393
0.000% due 01/25/2064 (b)(h)		86	84
0.000% due 03/25/2064 (b)(h)		1	1
0.000% due 03/25/2064 (h)		627	618
0.000% due 07/25/2064 (b)(h)		128	125
0.000% due 07/25/2064 (b)(h)		88	87
0.010% due 08/01/2079 «		956	773
0.652% due 03/25/2052 ~(a)		242,417	9,311
1.625% due 06/25/2061 ~		165,096	150,362
2.250% due 06/25/2061 ~		24,938	20,546
2.500% due 03/25/2052 ~		242,417	198,078
2.500% due 06/25/2061 ~		24,253	20,192
2.750% due 06/25/2061 ~		19,676	16,000
2.959% due 03/25/2052 •		3,749	1,566
3.152% due 03/25/2052 ~		15,490	13,256
3.152% due 03/25/2052 •		3,585	2,893
3.250% due 01/25/2064 ~		123,721	103,802
3.476% due 07/25/2064 •		189,931	164,525
3.546% due 03/25/2064 ~		576,013	481,267
3.638% due 02/25/2063 ~		339,210	286,142
3.750% due 07/25/2061 •		25,187	24,325
3.884% due 07/25/2064 ~		74,438	68,054
3.900% due 09/25/2061 þ		21,500	20,790
4.046% due 06/25/2061 ~		55,798	42,641
4.106% due 01/25/2062 ~		778,253	722,831
4.108% due 02/27/2062 ~		341,020	295,300
4.149% due 12/27/2067 ~		549,251	464,559
4.436% due 07/25/2063 ~		409,947	375,844
5.500% due 08/01/2079 «		103,781	98,905
5.827% due 04/25/2065 ~		253,330	261,972
6.521% due 06/25/2063 ~		359,282	362,406
6.889% due 03/25/2064 •		375,066	384,365

GSC Capital Corp. Mortgage Trust
4.835% due 02/25/2036 •		3,313	3,133

GSCG Trust
2.936% due 09/06/2034		12,950	10,120

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSMBS Mortgage Loan Trust
1.000% due 01/01/2075 «	$2,462	$2,466
4.500% due 01/01/2075 «	571,951	519,380

GSMPS Mortgage Loan Trust
4.785% due 01/25/2035 •	13,664	11,905
4.785% due 03/25/2035 •	2,172	2,028
4.835% due 06/25/2034 •	21,152	18,869
7.064% due 10/20/2032 ~	7,576	7,035

GSMSC Pass-Through Trust
4.662% due 09/25/2036 ~	709	215
7.500% due 10/25/2036 •	1,004	118

GSMSC Resecuritization Trust
4.009% due 04/26/2037 •	43,798	23,324
4.569% due 02/26/2037 •	19,079	17,851
4.575% due 10/26/2036 •	22,827	21,295
4.794% due 11/26/2036 •	12,424	6,709

GSR Mortgage Loan Trust
3.809% due 01/25/2035 ~	9	8
4.065% due 08/25/2034 •	186	172
4.250% due 03/25/2032	39	39
4.286% due 05/25/2035 •	501	376
4.363% due 05/25/2037 ~	944	521
4.475% due 05/25/2037 •	1,267	1,098
4.632% due 11/25/2035 •	8	7
4.651% due 08/25/2034 ~	21	19
4.683% due 01/25/2036 ~	3	4
4.684% due 04/25/2035 ~	48	46
4.697% due 04/25/2036 •	712	466
4.735% due 01/25/2035 •	36	33
4.735% due 08/25/2035 •	249	241
4.739% due 01/25/2036 ~	2,348	2,185
4.785% due 06/25/2035 •	530	508
4.875% due 08/25/2046 •	43,701	9,446
4.885% due 07/25/2037 •	136	32
4.955% due 08/25/2046 •	34,126	7,607
5.000% due 07/25/2036	5	0
5.059% due 05/25/2037 ~	6,419	4,162
5.076% due 11/25/2035 •	5	5
5.079% due 12/25/2034 ~	353	47
5.079% due 12/25/2034 •	388	51
5.280% due 10/25/2035 ~	1,296	682
5.293% due 04/25/2035 •	21	20
5.439% due 07/25/2035 ~	770	477
5.442% due 08/25/2034 ~	99	93
5.500% due 03/25/2036	745	951
5.500% due 01/25/2037	228	851
5.665% due 11/25/2035 •	1,063	542
5.750% due 02/25/2036	250	217
5.808% due 03/25/2037 •	361	328
5.876% due 09/25/2034 ~	4	4
5.880% due 05/25/2034 •	45	40
6.000% due 11/25/2035	243	81
6.000% due 02/25/2036	345	153
6.000% due 03/25/2036	10,160	3,411
6.000% due 06/25/2036	239	548
6.000% due 07/25/2036	1,557	909
6.000% due 09/25/2036	1,291	555
6.000% due 01/25/2037	38	22
6.119% due 09/25/2035 ~	1,275	1,154
6.119% due 09/25/2035 •	188	170
6.250% due 10/25/2036	9,488	8,708
6.500% due 09/25/2036	1,206	562
6.500% due 10/25/2036	551	203
6.623% due 07/25/2035 ~	919	479
6.673% due 05/25/2035 •	398	303
6.699% due 05/25/2035 •	2,054	1,791
6.767% due 10/25/2035 •	242	233
6.922% due 01/25/2035 •	139	130
6.940% due 04/25/2032 ~	7	7
6.947% due 11/25/2035 •	150	79
7.333% due 09/25/2034 ~	224	227
7.375% due 07/25/2035 ~	148	146

HarborView Mortgage Loan Trust
4.101% due 08/19/2036 ~	215	184
4.335% due 06/19/2036 ~	238	96
4.595% due 05/25/2038 •	10,133	8,133
4.611% due 11/19/2036 •	9,092	7,897
4.651% due 07/19/2047 •	8,169	7,907
4.691% due 03/19/2037 •	18,725	17,268

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.731% due 01/25/2047 •		$8,648	$8,222
4.771% due 12/19/2036 •		1,485	1,349
4.794% due 06/19/2045 ~		3,668	1,696
4.811% due 09/19/2037 ~		15,311	13,219
4.811% due 02/19/2046 ~		1,265	1,173
4.831% due 05/19/2037 •		31,623	25,216
4.835% due 07/21/2036 •		5,570	2,682
4.841% due 12/19/2036 •		40,057	31,512
4.851% due 11/19/2036 •		11,447	10,562
4.911% due 01/19/2036 ~		83	84
4.911% due 12/19/2036 •		13,992	13,223
4.931% due 01/19/2036 •		341	222
4.936% due 06/19/2036 ~		98	48
4.971% due 03/19/2035 •		1,029	1,039
4.971% due 07/19/2045 •		8,189	7,517
4.991% due 02/19/2036 ~		3,697	1,662
4.994% due 10/20/2045 •		5,872	4,072
5.001% due 06/19/2045 •		12,493	6,886
5.011% due 07/19/2045 •		1,297	1,132
5.043% due 07/19/2035 •		3,550	2,668
5.051% due 11/19/2035 ~		357	235
5.051% due 08/19/2045 •		188	177
5.071% due 01/19/2035 ~		130	106
5.091% due 09/19/2035 •		893	547
5.131% due 01/19/2035 ~		712	682
5.180% due 12/19/2035 •		1,379	699
5.191% due 01/19/2035 •		134	130
5.211% due 12/19/2034 •		2,115	1,778
5.231% due 11/19/2034 ~		27	21
5.231% due 11/19/2034 •		59	57
5.231% due 12/19/2034 •		23	20
5.251% due 12/19/2034 •		10,270	8,474
5.291% due 11/19/2034 •		10,354	7,141
5.485% due 12/19/2036 ~		4,987	4,456
5.562% due 06/19/2034 •		13	12
5.807% due 11/19/2034 ~		15	15
5.971% due 02/19/2036 •		464	215
6.435% due 10/25/2037 ~		10,745	9,993
6.440% due 11/19/2034 ~		191	185
6.468% due 08/19/2034 ~		798	783
6.635% due 01/19/2036 •		8,563	3,520
6.635% due 10/20/2045 •		2,024	1,513

Hilton USA Trust
0.475% due 11/05/2038 ~(a)		118,960	656
2.828% due 11/05/2035		71,800	59,541

HomeBanc Mortgage Trust
4.726% due 04/25/2037 •		3,319	2,995
4.955% due 01/25/2036 ~		2,083	2,012
5.055% due 03/25/2035 •		217	174
5.410% due 12/25/2034 •		147	138
5.560% due 03/25/2035 •		65	45
5.635% due 03/25/2035 •		87	57

Homeward Opportunities Fund Trust
5.082% due 07/25/2067 þ		7,662	7,622

HSI Asset Loan Obligation Trust
3.762% due 09/25/2037 ~		786	668
4.783% due 09/25/2037 ~		10,164	8,447
5.108% due 01/25/2037 ~		2,136	1,638
5.954% due 01/25/2037 ~		696	450

HSI Asset Securitization Corp. Trust
5.395% due 07/25/2035 •		692	665
5.425% due 07/25/2035 •		1,604	1,413

ILPT Commercial Mortgage Trust
6.564% due 10/15/2039 •		27,100	27,169

IM Pastor Fondo de Titluzacion Hipotecaria
2.527% due 03/22/2044 •	EUR	8,928	8,683

Impac CMB Trust
4.715% due 10/25/2035 •		$3,757	3,428
4.955% due 04/25/2035 •		999	979
5.075% due 09/25/2034 •		9	9
5.075% due 03/25/2035 ~		3,082	2,967
5.155% due 05/25/2035 •		27	25
5.287% due 09/25/2034 þ		1,151	1,233
5.302% due 09/25/2034 þ		463	545
5.380% due 10/25/2034 •		31	31
5.380% due 11/25/2034 •		46	44

Impac Secured Assets Trust
4.835% due 05/25/2036 •		8	6
4.915% due 03/25/2037 •		24,115	20,894

22	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.915% due 09/25/2037 •	$7,481	$6,453
4.955% due 01/25/2037 •	16,022	13,846
5.135% due 05/25/2036 •	292	269
5.155% due 09/25/2037 •	7,742	6,719
5.195% due 05/25/2037 •	10,043	8,523
5.450% due 03/25/2033 ~	1,088	1,076
6.535% due 05/25/2036 •	284	284

IndyMac Adjustable Rate Mortgage Trust
6.636% due 01/25/2032 ~	3	3

IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037	1,842	755

IndyMac IMSC Mortgage Loan Trust
6.000% due 06/25/2037	10,325	6,481
6.500% due 09/25/2037	90	48

IndyMac INDA Mortgage Loan Trust
3.290% due 11/25/2035 ~	208	159
3.505% due 11/25/2037 ~	5,945	4,905
3.682% due 09/25/2036 •	2,387	1,813
3.817% due 01/25/2036 ~	1,488	1,158
4.126% due 03/25/2037 ~	711	552
4.737% due 08/25/2037 ~	1,106	1,075
4.818% due 09/25/2037 ~	10,218	5,449
5.653% due 01/25/2036 ~	60	57

IndyMac INDX Mortgage Loan Trust
3.191% due 06/25/2037 •	4,112	2,425
3.229% due 06/25/2037 •	8,564	6,914
3.351% due 06/25/2035 •	43	34
3.360% due 05/25/2037 ~	3,003	2,404
3.373% due 05/25/2036 ~	12,651	8,516
3.419% due 01/25/2036 ~	29	25
3.464% due 08/25/2037 •	51	36
3.472% due 09/25/2035 •	3,191	2,206
3.474% due 06/25/2036 •	183	114
3.485% due 07/25/2037 •	16,644	10,926
3.515% due 06/25/2036 ~	458	398
3.517% due 01/25/2035 •	297	281
3.526% due 05/25/2037 •	37,765	29,072
3.601% due 06/25/2036 ~	18,957	12,957
3.669% due 05/25/2036 ~	7,982	7,726
3.681% due 02/25/2036 •	2,135	1,537
3.685% due 10/25/2035 •	4,688	3,786
3.800% due 05/25/2035 •	1,295	1,129
3.834% due 08/25/2035 ~	4,109	3,019
3.834% due 08/25/2035 •	1,346	978
3.928% due 05/25/2037 ~	15,108	10,245
4.017% due 12/25/2035 ~	980	543
4.036% due 09/25/2036 ~	56	36
4.040% due 07/25/2036 ~	5,749	3,790
4.073% due 11/25/2035 •	1,915	1,815
4.110% due 09/25/2035 •	4,510	3,711
4.198% due 12/25/2035 ~	2,122	1,308
4.449% due 12/25/2035 ~	4,528	3,257
4.503% due 01/25/2037 ~	2,952	2,498
4.604% due 11/25/2035 ~	5,888	4,203
4.610% due 06/25/2036 ~	2,979	2,305
4.658% due 03/25/2035 ~	13	12
4.675% due 07/25/2036 •	4,893	4,756
4.695% due 10/25/2036 •	48	44
4.701% due 11/25/2035 ~	2,229	1,388
4.732% due 08/25/2035 •	1,625	1,493
4.735% due 06/25/2037 •	7,886	2,787
4.795% due 01/25/2037 •	3,262	2,860
4.815% due 09/25/2046 •	5,897	5,260
4.835% due 10/25/2036 •	1,884	1,718
4.835% due 06/25/2046 ~	11,195	9,752
4.835% due 11/25/2046 •	19,393	18,476
4.855% due 04/25/2046 •	5,560	5,012
4.855% due 05/25/2046 •	25,091	22,750
4.875% due 04/25/2046 •	4,513	4,069
4.895% due 04/25/2035 ~	1,447	1,346
4.895% due 09/25/2046 •	4,553	4,450
4.915% due 04/25/2035 ~	3,867	3,146
4.915% due 07/25/2035 ~	1,010	929
4.915% due 06/25/2037 •	11,642	10,790
4.928% due 07/25/2035 ~	4,224	2,243
4.935% due 02/25/2037 •	30,012	19,857
4.955% due 06/25/2035 •	2,862	2,310
4.955% due 07/25/2035 ~	10,828	7,283
4.995% due 03/25/2035 •	165	164

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.995% due 07/25/2035 •	$1,458	$1,176
5.015% due 11/25/2036 ~	5,497	5,165
5.075% due 02/25/2035 ~	820	753
5.075% due 07/25/2045 •	2,459	1,960
5.115% due 02/25/2035 •	612	537
5.135% due 01/25/2035 •	1,210	929
5.235% due 08/25/2034 •	48	43
5.235% due 11/25/2034 ~	4	4
5.235% due 07/25/2046 •	1,082	957
5.315% due 09/25/2034 •	51	45
5.622% due 04/25/2035 ~	7	7
5.995% due 10/25/2036 •	6,753	3,529

JP Morgan Alternative Loan Trust
4.308% due 05/25/2036 •	580	326
4.673% due 01/25/2036 ~	1,859	1,196
4.795% due 06/25/2037 •	29,476	15,177
4.835% due 06/25/2037 •	10,611	3,820
5.428% due 11/25/2036 ~	2,980	1,557
5.843% due 05/26/2037 ~	15,670	1,403
5.843% due 05/26/2037 •	7,835	674
6.000% due 03/25/2036	1,559	769
6.000% due 12/27/2036	20,721	10,427
6.460% due 12/25/2036 þ	2,099	2,103
6.500% due 03/25/2036	3,906	2,129
6.500% due 12/25/2036 þ	36,384	30,935
6.810% due 08/25/2036 þ	9,942	9,673

JP Morgan Chase Commercial Mortgage Securities Trust
0.236% due 03/05/2042 ~(a)	158,100	1,009
0.360% due 10/05/2040 ~(a)	217,800	2,745
1.301% due 08/15/2049 •(a)	114,572	1,425
1.974% due 01/05/2040	15,870	14,115
2.287% due 03/05/2042	33,500	30,404
4.128% due 07/05/2031	27,783	25,816
4.916% due 04/15/2037 •	58,164	57,052
5.444% due 06/15/2038 •	19,290	18,869
5.699% due 11/15/2038 •	1,350	1,346
5.734% due 03/15/2036 ~	5,000	4,577
7.235% due 10/05/2040	70,400	74,461

JP Morgan Mortgage Trust
0.000% due 02/25/2055 •	144,964	157,691
4.471% due 10/25/2036 ~	176	98
4.513% due 06/25/2036 ~	103	69
4.527% due 06/25/2036 ~	250	172
4.557% due 01/25/2037 ~	236	185
4.578% due 05/25/2036 ~	1,721	1,407
4.619% due 10/25/2036 •	580	422
4.625% due 07/25/2063 ~	33,175	32,170
4.682% due 04/25/2037 ~	3,191	2,619
4.682% due 04/25/2037 •	300	246
4.750% due 01/25/2063 ~	11,916	11,626
4.758% due 06/25/2037 ~	194	149
5.054% due 08/25/2036 ~	1,720	1,347
5.063% due 10/25/2033 ~	9	9
5.121% due 08/25/2036 ~	4,640	3,759
5.203% due 11/25/2035 •	2,927	2,306
5.243% due 05/25/2036 ~	625	532
5.250% due 11/25/2063 ~	821	820
5.306% due 04/25/2036 ~	1,266	1,102
5.306% due 04/25/2036 •	2,855	2,490
5.334% due 08/25/2035 ~	2	1
5.354% due 12/26/2037 ~	3,903	3,048
5.373% due 02/25/2036 •	1,190	850
5.373% due 02/25/2036 ~	139	99
5.416% due 06/25/2036 ~	1,546	1,066
5.418% due 11/25/2035 ~	697	549
5.423% due 05/25/2036 ~	468	413
5.449% due 07/25/2035 ~	4	4
5.487% due 08/25/2035 •	520	459
5.491% due 06/25/2037 ~	2,182	1,673
5.500% due 09/25/2035	1,958	1,472
5.500% due 01/25/2036	603	256
5.500% due 08/25/2037	2,023	821
5.590% due 07/25/2035 ~	82	78
5.590% due 03/25/2055 ~	60,332	60,491
5.673% due 10/25/2035 •	153	119
5.688% due 09/25/2035 •	96	90
5.690% due 02/25/2055 •	46,097	46,256
5.699% due 08/25/2036 •	358	293
5.709% due 06/25/2035 ~	504	507
5.735% due 11/25/2035 ~	99	80

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.740% due 04/25/2036 ~		$519	$448
5.750% due 03/25/2037		340	123
5.753% due 04/25/2037 •		380	287
5.844% due 02/25/2034 ~		2	2
5.855% due 04/25/2035 •		65	63
5.987% due 07/25/2035 ~		478	460
5.988% due 04/25/2035 ~		28	27
5.990% due 07/25/2064 •		14,991	15,117
5.992% due 10/25/2035 •		158	153
5.994% due 10/25/2037 ~		4,250	3,393
6.000% due 10/25/2034		1,639	1,203
6.000% due 07/25/2036		2,145	964
6.000% due 06/25/2037		10,941	4,000
6.000% due 08/25/2037		14,605	6,461
6.057% due 02/25/2035 ~		5	5
6.147% due 06/25/2035 ~		31	25
6.177% due 06/25/2035 •		26	26
6.263% due 10/25/2035 ~		5	4
6.382% due 07/25/2035 ~		129	127
6.500% due 09/25/2035		123	77
6.560% due 10/25/2036 ~		601	477
6.899% due 08/25/2035 ~		347	338
7.000% due 08/25/2037		765	387
7.191% due 07/25/2035 •		16	16
7.500% due 04/01/2055 «(c)		316,354	324,362

JP Morgan Resecuritization Trust
4.203% due 11/26/2036 •		7,048	6,860

JPMDB Commercial Mortgage Securities Trust
0.698% due 12/15/2049 ~(a)		157,387	1,295

JPMorgan Seasoned Mortgage Trust
4.451% due 01/25/2063 ~		4,671	4,482

Jubilee Place BV
3.301% due 09/17/2060 •	EUR	8,172	8,864

Kentmere PLC
0.000% due 01/28/2051 (h)	GBP	23,182	25,246
5.335% due 01/28/2051 •		196,233	254,241

Kinbane DAC
3.224% due 09/25/2062 •	EUR	34,422	37,209
3.473% due 01/24/2063 •		66,849	72,329
3.774% due 09/25/2062 •		28,699	31,183
4.274% due 09/25/2062 •		19,800	21,673
4.774% due 09/25/2062 •		11,900	13,128

Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	6	13,329
2.250% due 02/22/2045		26,742	21,034
5.384% due 02/22/2045 •		108,953	140,389
6.584% due 02/22/2045 •		82,543	103,507

Landmark Mortgage Securities PLC
3.043% due 06/17/2039 •	EUR	724	766
4.778% due 06/17/2039 •	GBP	3,059	3,896
4.964% due 04/17/2044 •		17,467	21,961

Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)		$716,281	4,899
0.000% due 07/25/2057 ~		208,156	194,761
0.000% due 04/25/2058 •		391	372
0.000% due 01/28/2070 ~		4,051	2,932
0.000% due 12/25/2053 (b)(h)		467	458
0.000% due 07/25/2057 (h)		615	594
0.000% due 08/26/2058 (h)		723	647
0.125% due 12/26/2057 ~(a)		344,300	1,592
1.077% due 12/26/2057 ~(a)		66,385	657
2.986% due 12/25/2056 ~		452,444	409,953
2.986% due 12/25/2056 •		263,838	151,021
3.725% due 06/25/2057 ~		96,517	88,501
3.750% due 04/25/2058 ~		98,069	95,574
4.000% due 02/25/2058 ~		114,214	113,095
4.000% due 04/25/2058 ~		106,604	96,238
4.000% due 08/26/2058 ~		15,610	16,024
4.147% due 04/25/2058 ~		51,618	28,873
4.250% due 02/25/2058 ~		132,996	128,766
4.250% due 08/26/2058 ~		357,273	346,057
4.320% due 02/25/2058 ~		132,995	93,370
4.327% due 12/26/2057 ~		273,693	218,881
4.452% due 01/25/2058 ~		154,725	139,874
4.500% due 02/25/2058 ~		132,996	122,334
4.508% due 08/26/2058 ~		178,636	132,852
4.650% due 11/25/2060 þ		14,252	14,237
5.619% due 01/28/2070 ~		384,240	378,561
5.813% due 12/25/2053 ~		1,317,933	1,317,413

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	23

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Mortgage Trust
2.265% due 03/25/2037 •(a)		$11,884	$1,075
4.413% due 12/25/2035 ~		2,881	461
4.747% due 07/25/2037 ~		2,732	1,436
4.755% due 10/25/2036 •		6,474	1,780
4.855% due 12/25/2036 •		5,849	1,200
5.035% due 07/25/2036 •		4,795	1,847
5.088% due 01/25/2036 ~		680	647
5.335% due 12/25/2035 •		565	312
5.500% due 12/25/2035		25	14
5.750% due 12/25/2035		3,245	2,033
5.752% due 04/25/2036 •		2,770	1,742
6.000% due 01/25/2036		103	85
6.000% due 08/25/2037		1,218	1,136
6.500% due 09/25/2037		4,650	1,864

Lehman XS Trust
4.675% due 08/25/2036 •		2,427	2,579
4.735% due 11/25/2035 •		4	4
4.815% due 12/25/2036 •		2,286	1,794
4.815% due 11/25/2046 ~		126	111
4.835% due 08/25/2046 ~		6,417	6,516
4.835% due 11/25/2046 •		8,583	7,961
4.835% due 03/25/2047 •		51,095	43,577
4.835% due 07/25/2047 •		7,143	6,877
4.845% due 08/25/2046 •		4,495	4,064
4.855% due 09/25/2046 •		70	69
4.915% due 03/25/2047 •		11,031	9,451
5.035% due 12/25/2035 •		5	4
5.035% due 08/25/2037 •		20,713	19,272
5.535% due 07/25/2047 •		25,830	18,461
5.610% due 07/25/2035 þ		545	484
6.135% due 03/25/2047 •		6,538	5,832

Ludgate Funding PLC
2.838% due 01/01/2061 •	EUR	1,407	1,472
3.521% due 05/26/2066 •		181,781	196,623
4.772% due 12/01/2060 •	GBP	5,656	7,194
4.876% due 01/01/2061 •		14,220	17,896
5.316% due 01/01/2061 •		3,347	4,264

Luminent Mortgage Trust
3.304% due 04/25/2036 ~		$2,910	1,877
4.755% due 11/25/2036 •		1,791	1,580
4.775% due 12/25/2036 •		8,182	7,433
4.835% due 02/25/2046 ~		17,449	12,425
4.995% due 05/25/2037 •		2,751	2,667

Lux Trust
7.010% due 08/15/2040 •		36,100	36,509

Manhattan West Mortgage Trust
0.205% due 09/10/2039 ~(a)		807,900	3,457

Mansard Mortgages PLC
5.228% due 12/15/2049 •	GBP	3,809	4,886

MASTR Adjustable Rate Mortgages Trust
3.269% due 07/25/2035 ~		$602	531
3.498% due 07/25/2035 ~		135	121
3.602% due 09/25/2035 ~		728	446
3.847% due 04/25/2035 ~		1,579	1,430
3.964% due 09/25/2033 ~		259	249
4.099% due 10/25/2034 •		127	116
4.435% due 12/25/2033 ~		6	6
4.650% due 12/25/2032 ~		265	249
4.915% due 05/25/2037 •		735	295
5.086% due 11/25/2036 ~		37	19
5.115% due 05/25/2047 •		5,903	4,897
5.350% due 04/25/2034 ~		388	388
5.535% due 09/25/2037 •		21,700	8,633
5.587% due 09/25/2034 ~		24	22
6.181% due 01/25/2036 ~		1,436	1,399
6.358% due 05/25/2034 ~		240	231
6.370% due 11/21/2034 ~		117	112
6.625% due 09/25/2033 ~		8	8
6.679% due 09/25/2034 ~		438	395
6.750% due 10/25/2032 •		29	29
6.817% due 12/21/2034 ~		37	36
6.826% due 06/25/2035 ~		2	2
6.868% due 04/21/2034 ~		3,933	3,835
6.875% due 12/25/2033 ~		14	14
7.141% due 05/25/2034 ~		59	56
7.500% due 07/25/2034 ~		79	76

MASTR Alternative Loan Trust
5.500% due 07/25/2034		662	664

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 08/25/2034	$1,423	$1,397
5.500% due 04/25/2035	233	198
5.750% due 11/25/2033	1,520	1,463
7.000% due 06/25/2034	6	6

MASTR Asset Securitization Trust
5.500% due 06/26/2034	7	7
6.000% due 06/25/2036	130	73
6.000% due 06/25/2036 •	1,028	596
6.250% due 01/25/2038	3,836	2,019

MASTR Reperforming Loan Trust
4.206% due 05/25/2036 ~	130	106
4.785% due 05/25/2035 •	1,439	712
4.795% due 07/25/2035 •	15,510	7,636

MASTR Seasoned Securitization Trust
4.500% due 02/25/2033	106	100
6.096% due 10/25/2032 ~	48	48
6.500% due 08/25/2032 ~	17	17
6.886% due 05/25/2032 ~	132	130
7.214% due 10/25/2032 ~	33	32
7.562% due 10/25/2032 ~	8	8

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.134% due 11/15/2031 •	41	40
5.174% due 09/15/2030 •	30	30

Merrill Lynch Alternative Note Asset Trust
4.575% due 01/25/2037 •	50,582	15,291
4.578% due 06/25/2037 •	20,433	9,341
4.655% due 03/25/2037 ~	24,704	5,860
4.735% due 01/25/2037 •	6,407	1,937
4.835% due 03/25/2037 •	17,595	4,601
4.855% due 03/25/2037 •	14,220	2,438
5.035% due 03/25/2037 •	211	50

Merrill Lynch Mortgage Investors Trust
3.187% due 02/25/2034 •	259	223
4.022% due 09/25/2036 ~	5,508	4,172
4.034% due 09/25/2037 ~	3,054	2,703
4.313% due 05/25/2034 ~	44	40
4.456% due 03/25/2036 ~	1,543	757
4.735% due 09/25/2037 •	5,344	3,037
4.750% due 07/25/2033 ~	55	53
4.895% due 04/25/2029 •	213	197
4.895% due 03/25/2030 •	36	35
4.895% due 09/25/2037 •	9,625	5,533
5.095% due 06/25/2028 •	287	268
5.095% due 11/25/2029 •	450	404
5.115% due 04/25/2028 •	2	2
5.133% due 03/25/2030 •	75	66
5.205% due 04/25/2035 ~	589	529
5.266% due 06/25/2037 •	3,658	3,539
5.300% due 01/25/2030 •	2	1
5.312% due 09/25/2035 •	26	21
5.313% due 10/25/2028 •	8	8
5.322% due 07/25/2030 •	65	63
5.333% due 11/25/2029 •	11	11
5.380% due 01/25/2029 •	67	58
5.493% due 07/25/2035 ~	281	119
5.543% due 02/25/2035 ~	638	603
5.674% due 05/25/2029 •	33	31
5.793% due 02/25/2036 •	1,096	1,079
6.144% due 07/25/2035 •	318	286
6.156% due 05/25/2036 •	5	5
6.207% due 12/25/2035 •	765	735
6.244% due 12/25/2035 ~	1,752	860
6.250% due 10/25/2036	1,567	571
6.269% due 05/25/2036 ~	145	142
6.275% due 05/25/2036 ~	812	792
6.290% due 09/25/2029 ~	21	20
6.293% due 02/25/2033 ~	9	9
6.373% due 01/25/2029 ~	1,196	1,166
6.375% due 01/25/2029 ~	1	1
6.395% due 12/25/2034 ~	70	68
6.444% due 10/25/2036 ~	7,180	6,111
6.501% due 02/25/2034 ~	25	24
6.634% due 09/25/2033 ~	229	220
6.912% due 12/25/2034 •	4	4
7.026% due 07/25/2033 ~	38	37
7.268% due 07/25/2034 ~	359	349

Merrill Lynch Mortgage-Backed Securities Trust
4.912% due 06/25/2037 ~	3,465	2,066
6.530% due 08/25/2036 •	2,699	2,307

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrion Square Residential
3.473% due 03/24/2081 •	EUR	92,856	$99,622

MFA Trust
2.855% due 07/25/2060 ~		$5,200	4,316
4.250% due 02/25/2066 ~		3,682	3,507
4.400% due 03/25/2068 þ		57,898	57,056
6.105% due 12/25/2068 þ		17,563	17,677
6.775% due 10/25/2058 þ		19,429	19,681

MKT Mortgage Trust
2.694% due 02/12/2040		16,065	14,011

Morgan Stanley Capital Trust
0.630% due 11/12/2049 ~(a)		46	0
0.855% due 07/15/2053 ~(a)		54,413	2,247
1.782% due 07/15/2053 ~(a)		96,262	7,148
2.428% due 04/05/2042 •		2,000	1,711
3.340% due 03/15/2049		2,237	2,223

Morgan Stanley Mortgage Loan Trust
2.283% due 06/25/2037 ~		10,891	5,694
3.619% due 11/25/2037 ~		883	761
3.647% due 07/25/2035 •		120	107
3.932% due 12/25/2037 ~		3,421	2,200
4.103% due 05/25/2036 •		7,104	3,810
4.565% due 09/25/2035 •		31	20
4.715% due 01/25/2036 •		950	508
4.735% due 08/25/2035 •		1,071	581
4.880% due 01/25/2035 ~		185	169
5.052% due 11/25/2035 ~		64	26
5.143% due 08/25/2034 ~		391	362
5.266% due 07/25/2034 ~		55	50
5.432% due 08/25/2034 ~		1	1
5.500% due 11/25/2035		38	33
5.791% due 10/25/2034 ~		20	19
5.808% due 09/25/2034 ~		796	788
6.000% due 08/25/2037		272	94
6.000% due 10/25/2037		6,353	3,357
6.215% due 09/25/2034 ~		253	244
6.246% due 10/25/2034 ~		22	22
6.303% due 07/25/2035 ~		12	11
6.320% due 06/25/2036 ~		113	110
6.465% due 09/25/2034 ~		406	391
6.582% due 07/25/2034 ~		85	86
7.013% due 08/25/2036 þ		5,821	1,224

Morgan Stanley Re-REMIC Trust
3.517% due 06/26/2047 •		35,051	30,547
3.944% due 04/26/2047 •		25,950	18,198
3.997% due 06/26/2047 •		417	326
4.886% due 12/27/2046 •		14,227	12,901
5.127% due 04/26/2047 ~		2,730	1,378
5.250% due 05/26/2037 ~		6,990	3,186
6.250% due 08/26/2047 ~		10,762	5,830
22.131% due 07/26/2036 •		2,680	1,812

Morgan Stanley Residential Mortgage Loan Trust
0.000% due 11/25/2069 ~		301,609	317,680
4.000% due 06/25/2064 þ		31,780	30,892

Mortgage Equity Conversion Asset Trust
4.540% due 05/25/2042 ~		22,578	22,204

MortgageIT Mortgage Loan Trust
4.735% due 06/25/2047 •		1,316	1,116
4.855% due 04/25/2036 •		9,059	7,637
4.895% due 06/25/2047 •		10,899	9,461
4.935% due 11/25/2035 •		12,142	10,054
5.035% due 08/25/2035 •		693	688

MSJP HAUL
0.400% due 09/05/2047 ~(a)		31,700	690
0.887% due 09/05/2047 ~(a)		53,100	1,180

NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034		366	329
6.500% due 02/25/2035		1,110	953
7.500% due 03/25/2034		1,285	1,192

Natixis Commercial Mortgage Securities Trust
3.047% due 08/15/2036		10,000	9,267
3.796% due 11/15/2032 ~		21,380	20,287
3.821% due 02/15/2039		34,500	32,002

New Century Alternative Mortgage Loan Trust
6.667% due 07/25/2036 þ		1,039	212

New Orleans Hotel Trust
5.356% due 04/15/2032 •		1,100	1,088
5.656% due 04/15/2032 •		14,615	14,266

24	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •		$1,378	$1,321
3.000% due 07/25/2059 •		9,300	8,482
3.381% due 12/25/2057 ~		6,971	6,607
3.509% due 08/25/2059 ~		14,641	13,465
3.565% due 02/25/2058 ~		6,370	6,118
3.750% due 11/25/2058 ~		17,041	16,346
3.815% due 09/25/2057 ~		16,055	15,133
3.822% due 08/27/2057 ~		9,122	8,784
3.988% due 12/25/2057 ~		9,674	9,124
4.000% due 08/25/2059 ~		43,642	41,435
4.000% due 10/25/2059 ~		10,491	10,115
4.230% due 10/25/2059 ~		32,731	31,493
4.250% due 12/25/2058 ~		14,559	14,055
4.250% due 08/25/2059 ~		23,370	22,377
4.259% due 08/25/2059 ~		36,603	34,922
4.500% due 02/25/2057 ~		1,587	1,563
4.500% due 12/25/2057 ~		15,745	15,216
4.500% due 02/25/2058 ~		4,343	4,282
4.500% due 12/25/2058 ~		15,290	14,819
4.750% due 02/25/2057 ~		10,440	10,224
4.946% due 05/25/2058 ~		16,016	15,560
6.864% due 10/25/2063 þ		122,270	123,708

New Rochelle Public Library Trust
0.000% due 05/01/2058 ~		229,388	205,461
0.000% due 09/25/2062 (h)		379	374
0.000% due 09/25/2063 (h)		126	124
0.000% due 11/25/2063 (h)		383	364
3.691% due 09/25/2063 ~		165,222	139,033
4.426% due 11/25/2063 ~		186,325	164,436
4.565% due 09/25/2062 ~		162,926	141,327
4.790% due 05/01/2058 (h)		420	410

New York Mortgage Trust
3.215% due 07/25/2061		3,000	2,586
3.750% due 02/25/2068 ~		11,852	10,969
5.095% due 08/25/2035 •		214	193
5.379% due 06/25/2069 •		21,576	21,511

Newgate Funding PLC
3.078% due 12/15/2050 •	EUR	2,097	2,253
3.728% due 12/15/2050 •		1,733	1,808
3.978% due 12/15/2050 •		2,899	2,971
4.799% due 12/01/2050 •	GBP	1,032	1,307
5.578% due 12/15/2050 •		9,198	11,726
5.828% due 12/15/2050 •		2,599	3,266

NLT Trust
3.200% due 10/25/2062 ~		$14,388	13,045

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.416% due 10/25/2035 ~		199	177
4.755% due 10/25/2036 •		1,897	1,595
4.995% due 04/25/2037 •		38	39
5.035% due 02/25/2036 ~		613	447
5.264% due 02/25/2036 ~		1,375	1,002
5.435% due 05/25/2035 ~		2,597	2,317
5.500% due 05/25/2033		1	1
5.614% due 02/25/2036 ~		261	197
5.907% due 08/25/2034 ~		808	794
6.000% due 05/25/2033		2	2
6.215% due 08/25/2036 ~		3,987	1,073
6.431% due 08/25/2036 ~		9,905	2,665
7.000% due 04/25/2033		5	5

Nomura Resecuritization Trust
0.000% due 08/27/2047 ~		88,078	69,867
0.469% due 10/25/2036 ~		6,206	3,534
4.262% due 10/26/2036 •		3,212	2,799
5.335% due 07/25/2036 •		2,381	2,297
6.000% due 07/26/2037		14,301	5,251

NovaStar Mortgage Funding Trust
0.490% due 09/25/2046 •		67,379	26,499

NRPLM Trust
0.000% due 09/27/2063 ~		6,957	5,500
4.439% due 11/25/2063 ~		7,956	6,642
4.459% due 09/27/2062		7,134	5,810

NYO Commercial Mortgage Trust
5.529% due 11/15/2038 •		26,300	26,123

OBX Trust
3.270% due 01/25/2062 ~		5,240	5,031
3.646% due 03/25/2053 ~		42,458	41,637
3.665% due 04/25/2053 ~		64,910	64,140

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.110% due 08/25/2062 þ		$17,094	$17,010
5.928% due 11/25/2063 þ		19,931	20,017
6.030% due 01/25/2064 þ		26,150	26,349
6.113% due 03/25/2063 þ		35,178	35,332
6.233% due 05/25/2064 þ		21,921	22,200
6.319% due 01/25/2062 þ		15,578	15,640
6.465% due 10/25/2063 þ		31,082	31,431
6.520% due 07/25/2063 þ		26,584	26,891
6.567% due 06/25/2063 þ		31,531	31,896
6.844% due 04/25/2063 þ		15,787	15,977
7.045% due 09/25/2063 þ		26,439	26,817
7.159% due 10/25/2063 þ		40,390	41,211

OPEN Trust
7.408% due 11/15/2040 •		39,252	39,465

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.455% due 07/25/2035 •		6,091	5,962
5.485% due 04/25/2035 •		1,412	1,417

PHH Alternative Mortgage Trust
5.135% due 07/25/2037 •		697	683
6.000% due 02/25/2037		2,250	1,879

Polaris PLC
5.248% due 12/23/2058 ~	GBP	2,624	3,393

PRET LLC
3.900% due 10/25/2063 ~		$18,958	18,135
5.925% due 10/25/2054 þ		55,635	55,591
5.963% due 11/25/2054 þ		33,603	33,624

PRET Trust
4.000% due 08/25/2064 þ		9,500	9,104
4.000% due 07/25/2069 þ		3,953	3,799
4.075% due 06/25/2064 •		19,404	18,357

Prime Mortgage Trust
4.785% due 06/25/2036 •		26	25
7.000% due 07/25/2034		76	70

PRKCM Trust
6.333% due 03/25/2059 þ		20,796	20,956
6.431% due 05/25/2059 þ		835	844
6.584% due 09/25/2058 þ		29,503	29,834
7.225% due 11/25/2058 þ		18,183	18,540

Proteus RMBS DAC
0.000% due 10/29/2054 •	EUR	1,219	0
0.000% due 10/29/2054 (b)(h)		85,302	64,797
3.541% (EUR003M + 0.900%) due 10/29/2054 ~		115,833	123,672
3.991% (EUR003M + 1.350%) due 10/29/2054 ~		52,929	56,099
4.291% (EUR003M + 1.650%) due 10/29/2054 ~		38,495	40,434
5.271% (EUR003M + 2.630%) due 10/29/2054 ~		28,871	30,269
7.141% (EUR003M + 4.500%) due 10/29/2054 ~		24,059	25,154

PRPM LLC
3.750% due 03/25/2054 þ		$7,385	7,187
3.750% due 04/25/2055 þ		22,500	21,701
4.000% due 06/25/2053 þ		34,441	33,817
4.000% due 11/25/2053 þ		3,407	3,350
4.000% due 01/25/2054 þ		1,849	1,812
4.000% due 05/25/2054 þ		813	798
4.000% due 07/25/2054 þ		833	812
4.000% due 08/25/2054 þ		841	820
4.000% due 10/25/2054 þ		8,502	8,258
4.000% due 11/25/2054 þ		27,338	26,442
4.200% due 12/25/2064 þ		13,281	12,997
5.228% due 08/25/2069 þ		10,242	10,182
5.699% due 11/25/2029 þ		8,182	8,175
5.870% due 11/25/2029 þ		29,207	29,205
5.897% due 12/25/2029 þ		26,693	26,740
6.414% due 08/25/2029 þ		6,155	6,172
7.026% due 03/25/2029 þ		54,094	54,262

PRPM Trust
5.674% due 12/26/2069 þ		16,064	16,117
5.802% due 11/25/2069 þ		40,058	40,204
6.221% due 11/25/2068 þ		5,633	5,682
6.250% due 08/25/2068 þ		27,577	27,756
6.265% due 12/25/2068 þ		9,295	9,383
6.327% due 06/25/2069 þ		18,133	18,478

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RBSSP Resecuritization Trust
4.313% due 12/26/2036 ~	$10,053	$9,581
4.600% due 02/28/2047 ~	10,851	7,177
4.674% due 06/27/2036 •	1,000	870
4.727% due 09/28/2047 ~	74,718	53,426
4.756% due 10/26/2036 ~	6,102	5,745
4.864% due 08/26/2045 •	86	84
4.885% due 03/26/2037 •	23,991	20,562
4.892% due 12/26/2036 ~	1,539	1,260
4.934% due 02/26/2037 •	8,098	6,259
5.048% due 03/26/2036 ~	5,101	3,471
5.934% due 12/26/2037 •	16,755	14,015
6.086% due 01/26/2036 •	2,822	2,696
6.184% due 12/26/2037 •	18,121	15,392

RCKT Mortgage Trust
5.158% due 10/25/2044 þ	30,144	30,011
5.553% due 03/25/2055 «þ	49,700	49,726
5.582% due 12/25/2044 þ	44,444	44,615
5.653% due 01/25/2045 þ	47,752	47,965
5.846% due 08/25/2044 þ	48,179	48,375
6.808% due 09/25/2043 ~	9,493	9,604

Regal Trust
1.723% due 09/29/2031 •	19	18

Residential Accredit Loans, Inc. Trust
1.490% due 12/26/2034 ~	131	55
4.353% due 08/25/2035 ~	537	206
4.585% due 02/25/2047 ~	31,027	9,498
4.685% due 02/25/2036 •	5,883	3,823
4.735% due 08/25/2035 ~	2,198	1,587
4.735% due 04/25/2037 •	2,317	1,726
4.765% due 03/25/2037 •	154	30
4.775% due 01/25/2037 ~	1,965	1,715
4.785% due 01/25/2036 •	1,968	1,385
4.795% due 05/25/2036 ~	5,086	4,626
4.795% due 07/25/2036 •	21,254	7,076
4.795% due 09/25/2036 •	5,287	4,843
4.795% due 11/25/2036 ~	1,793	958
4.795% due 01/25/2037 •	467	315
4.795% due 06/25/2046 ~	40,046	8,902
4.815% due 09/25/2036 •	2,457	2,246
4.835% due 06/25/2036 •	110	79
4.835% due 05/25/2047 •	4,249	3,886
4.845% due 09/25/2046 •	1,801	1,770
4.865% due 05/25/2046 •	11,104	9,998
4.955% due 12/25/2045 •	8,956	7,412
4.975% due 02/25/2046 •	4,028	1,577
4.975% due 05/25/2046 •	622	512
4.995% due 12/25/2045 •	283	166
5.035% due 04/25/2036 •	16,470	14,340
5.035% due 08/25/2036 •	3,043	2,367
5.057% due 08/25/2035 ~	1,613	1,342
5.135% due 11/25/2035 •	1,946	1,598
5.263% due 04/25/2035 ~	7,060	5,022
5.299% due 07/25/2035 ~	2,237	1,166
5.338% due 12/25/2035 ~	972	901
5.388% due 12/25/2035 •	6,137	5,396
5.500% due 08/25/2035	995	732
5.500% due 03/25/2037	512	416
5.500% due 06/25/2037	2,908	2,244
5.635% due 01/25/2046 •	9,184	7,298
5.679% due 07/25/2035 ~	740	701
5.750% due 01/25/2037	1,790	1,334
5.995% due 09/25/2045 •	248	211
6.000% due 08/25/2035	298	262
6.000% due 10/25/2035	5,341	1,702
6.000% due 12/25/2035	4,220	3,621
6.000% due 06/25/2036	268	211
6.000% due 08/25/2036	14,527	12,090
6.000% due 09/25/2036	1,729	1,382
6.000% due 01/25/2037	1,290	980
6.000% due 02/25/2037	7,006	5,659
6.000% due 03/25/2037	5,532	4,694
6.000% due 05/25/2037	6,147	4,974
6.000% due 06/25/2037	11,053	8,807
6.108% due 07/25/2035 ~	4,603	3,307
6.135% due 08/25/2035 •	142	115
6.192% due 11/25/2037 ~	6,323	5,410
6.500% due 08/25/2036	12,548	10,202
6.500% due 02/25/2037	3,905	3,257
6.750% due 06/25/2037	6,127	2,378

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	25

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.755% due 08/25/2047 •		$62,315	$9,811

Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		36	32
7.500% due 07/25/2032		302	102

Residential Asset Securitization Trust
2.255% due 04/25/2037 •(a)		9,684	1,222
4.735% due 07/25/2035 •		2,781	1,326
4.745% due 04/25/2037 •		9,684	2,156
4.785% due 06/25/2036 •		5,894	1,630
4.885% due 11/25/2034 •		557	513
4.962% due 01/25/2034 ~		67	64
4.985% due 08/25/2033 ~		417	386
5.135% due 07/25/2036 •		4,040	2,610
5.250% due 09/25/2033		284	279
5.500% due 07/25/2035		5,113	2,985
5.500% due 09/25/2035		18,728	8,646
6.000% due 02/25/2036		6,499	2,539
6.000% due 09/25/2036		4,443	1,284
6.000% due 11/25/2036		6,355	2,278
6.000% due 01/25/2037		3,349	1,079
6.000% due 03/25/2037		6,780	2,097
6.000% due 04/25/2037		535	268
6.000% due 05/25/2037		6,450	3,311
6.000% due 07/25/2037		9,959	3,711
6.000% due 08/25/2037		639	309
6.250% due 11/25/2036		11,682	4,362
6.500% due 09/25/2036		3,304	1,017
6.500% due 04/25/2037		19,151	5,263

Residential Funding Mortgage Securities, Inc. Trust
0.000% due 06/20/2048 •	GBP	11,278	15,071
0.000% due 06/20/2048 (h)		950	9
4.556% due 08/25/2035 ~		$1,404	585
5.458% due 06/20/2048 •	GBP	239,135	309,581
5.500% due 03/25/2036		$251	203
5.500% due 03/25/2037		1,793	1,245
5.688% due 11/25/2036 ~		1,120	929
5.750% due 09/25/2036		258	205
5.854% due 10/25/2037 ~		4,131	2,532
5.933% due 09/25/2036 ~		14	12
5.958% due 06/20/2048 •	GBP	28,170	36,559
5.982% due 07/27/2037 ~		$97	80
6.000% due 04/25/2037 •		51	39
6.000% due 04/25/2037		968	737
6.000% due 10/25/2037		301	139
6.031% due 10/25/2037 ~		2,616	2,291
6.276% due 04/25/2037 •		315	274
6.358% due 06/20/2048 •	GBP	24,420	31,758
6.500% due 03/25/2032		$23	23
7.208% due 06/20/2048 •	GBP	12,198	15,960
7.458% due 06/20/2048 •		322	414
8.458% due 06/20/2048 •		11,272	14,608
9.118% due 06/20/2048 ~		1,900	2,449
9.458% due 06/20/2048 •		9,398	12,179
10.958% due 06/20/2048 •		10,347	13,337

Resloc U.K. PLC
2.661% due 12/15/2043 •	EUR	3,695	3,893

Ripon Mortgages PLC
0.000% due 08/28/2056 ~(a)	GBP	2,143	5
0.010% due 08/20/2056 «		24,190	31,295
0.000% due 08/28/2056 (h)		73,909	61,453
5.164% due 08/28/2056 •		2,962,030	3,818,758
5.464% due 08/28/2056 •		98,285	126,641
5.664% due 08/28/2056 •		85,685	109,813
6.064% due 08/28/2056 •		44,102	56,531
6.964% due 08/28/2056 •		18,901	23,941
7.464% due 08/28/2056 •		12,600	16,211
8.464% due 08/28/2056 •		16,380	20,897

RMAC PLC
5.666% due 02/15/2047 •		7,514	9,748

RMAC Securities PLC
2.697% due 06/12/2044 •	EUR	1,083	1,146
2.817% due 06/12/2044 •		2,137	2,216
4.730% due 06/12/2044 •	GBP	7,389	9,333
4.731% due 06/12/2044 •		$18,121	17,684
4.750% due 06/12/2044 •	GBP	34,698	43,768

Roundstone Securities DAC
0.000% due 06/28/2058 ~	EUR	2	0
1.000% due 06/28/2058 •		23,143	20,163
3.269% due 06/28/2058 •		438,206	471,748

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.369% due 06/28/2058 •	EUR	39,593	$42,461
3.569% due 06/28/2058 •		33,617	35,779
4.000% due 06/28/2058 ~		63,499	20,499
4.369% due 06/28/2058 •		28,014	29,683
5.369% due 06/28/2058 •		16,808	17,660
5.869% due 06/28/2058 •		8,964	9,160

Santander Mortgage Asset Receivable Trust
5.545% due 01/25/2065 þ		$2,000	2,006

Seasoned Credit Risk Transfer Trust
5.000% due 11/25/2064 «~		7,100	5,895

Sequoia Mortgage Trust
2.992% due 08/20/2047 ~		2,578	1,734
3.575% due 09/20/2046 •		184	123
3.747% due 07/20/2037 ~		2,572	1,971
4.285% due 02/20/2047 ~		1,226	961
4.477% due 09/20/2046 •		1,369	779
4.554% due 11/25/2063 ~		27,977	27,681
4.752% due 07/20/2037 •		436	358
5.054% due 08/20/2034 •		138	125
5.094% due 06/20/2033 •		38	37
5.114% due 10/20/2034 •		1,092	1,002
5.134% due 07/20/2033 •		84	83
5.194% due 10/20/2027 •		2	2
5.194% due 04/20/2033 ~		19	18
5.199% due 10/20/2034 •		47	37
5.234% due 10/20/2027 •		5	5
5.504% due 11/20/2034 •		61	56
5.524% due 04/20/2033 •		147	144

SFO Commercial Mortgage Trust
5.583% due 05/15/2038 ~		1,900	1,874

Shamrock Residential DAC
3.373% due 06/24/2071 •	EUR	15,249	16,500

SMRT Commercial Mortgage Trust
5.320% due 01/15/2039 ~		$74,604	74,090

Stratton Mortgage Funding PLC
5.358% due 06/28/2050 •	GBP	29,082	37,574
5.608% due 06/20/2060 •		138,792	179,836

Structured Adjustable Rate Mortgage Loan Trust
3.856% due 05/25/2036 ~		$4,388	3,081
3.856% due 08/25/2036 ~		10,345	8,086
3.955% due 05/25/2036 ~		3,374	1,932
4.080% due 02/25/2036 ~		304	259
4.088% due 11/25/2035 ~		115	108
4.323% due 03/25/2035 ~		7,941	6,614
4.390% due 07/25/2037 •		24	15
4.515% due 01/25/2036 ~		2,610	1,446
4.517% due 01/25/2037 ~		2,732	1,982
4.526% due 11/25/2035 ~		26	24
4.538% due 08/25/2047 ~		1,647	1,531
4.572% due 09/25/2036 ~		5,822	5,341
4.607% due 09/25/2036 •		5,827	3,963
4.719% due 04/25/2035 ~		31	29
4.735% (LIBOR01M + 0.300%) due 09/25/2034 ~		135	123
4.735% due 02/25/2037 •		1,567	1,535
4.752% due 11/25/2035 ~		191	125
4.755% due 12/25/2036 •		1,403	1,411
4.795% due 07/25/2035 •		355	168
4.811% due 08/25/2035 ~		730	633
4.849% due 12/25/2035 ~		128	74
4.912% due 02/25/2036 •		4,437	2,317
4.935% due 10/25/2034 •		238	214
4.975% due 05/25/2035 •		980	803
4.978% due 12/25/2034 ~		16	14
4.987% due 01/25/2035 •		11	9
5.021% due 06/25/2036 •		2,382	1,447
5.038% due 09/25/2035 •		765	682
5.069% due 12/25/2035 ~		88	63
5.080% due 04/25/2035 •		492	493
5.146% due 04/25/2034 ~		4	4
5.168% due 07/25/2035 •		1,281	1,114
5.342% due 03/25/2036 ~		536	420
5.393% due 09/25/2036 ~		2,033	1,253
5.403% due 09/25/2034 ~		163	156
5.529% due 02/25/2035 ~		611	620
5.784% due 10/25/2034 •		636	604
5.795% due 03/25/2035 ~		184	168
5.799% due 05/25/2035 ~		2,632	1,886
5.822% due 10/25/2035 ~		1,014	936

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.006% due 11/25/2034 ~		$1,062	$1,002
6.030% due 10/25/2034 ~		28	27
6.048% due 07/25/2034 ~		650	638
6.176% due 01/25/2035 ~		513	504
6.190% due 10/25/2037 •		2,925	2,631
6.303% due 02/25/2034 ~		225	216
6.346% due 12/25/2034 ~		145	144
6.415% due 04/25/2034 ~		7	7
6.449% due 02/25/2034 ~		269	256
6.735% due 12/25/2037 •		8,715	7,329
6.873% due 03/25/2034 ~		212	198

Structured Asset Mortgage Investments Trust
3.538% due 05/25/2047 ~		21,515	17,209
3.764% due 05/25/2045 ~		47	40
4.555% due 08/25/2036 ~		4,167	3,670
4.755% due 01/25/2037 •		1,893	1,688
4.795% due 06/25/2036 •		5,437	4,464
4.795% due 01/25/2037 •		4,676	4,126
4.795% due 07/25/2046 ~		5,456	4,746
4.815% due 06/25/2036 •		1,303	1,284
4.815% due 07/25/2046 ~		2,896	2,333
4.815% due 07/25/2046 •		9,500	6,798
4.835% due 05/25/2036 •		6,403	5,230
4.835% due 10/25/2036 •		1,784	1,590
4.855% due 04/25/2036 ~		5,152	4,653
4.855% due 05/25/2036 •		105	75
4.855% due 08/25/2036 •		13,171	10,779
4.855% due 05/25/2046 •		83	59
4.855% due 09/25/2047 •		9,599	8,353
4.875% due 09/25/2047 •		7,471	6,663
4.895% due 02/25/2036 •		27,304	23,477
4.895% due 07/25/2036 •		7	4
4.895% due 05/25/2045 ~		2,649	2,508
4.931% due 07/19/2035 ~		707	675
4.995% due 02/25/2036 ~		5,774	4,824
5.022% due 05/25/2036 ~		149	30
5.035% due 08/25/2036 •		3,644	2,647
5.111% due 05/19/2035 •		415	396
5.285% due 05/25/2047 •		2,449	1,959
5.535% due 09/25/2047 •		11,565	9,742
6.095% due 03/25/2046 •		22	20
6.384% due 02/19/2035 ~		1	1

Structured Asset Securities Corp.
4.785% due 03/25/2035 •		1,998	1,792
4.785% due 04/25/2035 •		197	175

Structured Asset Securities Corp. Mortgage Loan Trust
5.155% due 11/25/2035 •		1,061	870

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.609% due 09/25/2033 ~		76	61
5.307% due 07/25/2032 ~		17	17
5.329% due 01/25/2034 •		34	34
5.342% due 09/25/2033 ~		484	442
5.675% due 09/25/2033 •		50	48
5.772% due 11/25/2033 •		12	12
5.784% due 12/25/2033 ~		575	572
5.920% due 11/25/2033 •		438	424
6.009% due 03/25/2033 ~		37	36
6.048% due 12/25/2033 ~		775	740
6.395% due 12/25/2033 ~		192	187
6.718% due 03/25/2033 ~		695	621
6.811% due 07/25/2033 •		67	65
6.869% due 01/25/2034 ~		4	4
6.876% due 11/25/2033 •		158	160
7.435% due 07/25/2032 •		764	689
7.436% due 11/25/2032 ~		114	115

Structured Asset Securities Corp. Trust
5.500% due 04/25/2035		754	721
5.750% due 04/25/2035		4,700	2,550

SunTrust Adjustable Rate Mortgage Loan Trust
4.358% due 06/25/2037 ~		2,053	1,823
5.882% due 04/25/2037 ~		914	506
5.986% due 02/25/2037 •		1,570	1,361

TDA Mixto Fondo de Titulizacion de Activos
5.887% due 03/22/2036	EUR	1,200	1,307

Terwin Mortgage Trust
4.787% due 10/25/2037 •		$44,244	13,997

Thornburg Mortgage Securities Trust
3.130% due 03/25/2044 ~		873	857

26	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.614% due 10/25/2043 ~		$636	$580
4.813% due 04/25/2038 ~		7,957	5,265
4.853% due 04/25/2036 •		4,535	4,114
4.920% due 03/25/2044 ~		2,378	2,314
4.975% due 03/25/2044 •		28	27
5.024% due 04/25/2038 ~		6,343	4,934
5.205% due 04/25/2045 ~		97	95
5.384% due 12/25/2044 ~		3,800	3,606
5.808% due 10/25/2043 •		115	106

Towd Point Mortgage Funding
5.483% due 07/20/2053 •	GBP	481,545	623,665

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$2,487	2,374
3.000% due 10/25/2057 ~		8,700	8,195
3.000% due 06/25/2058 ~		16,981	13,605
3.750% due 03/25/2058 ~		24,668	21,325
3.750% due 09/25/2062		85,640	81,253
3.961% due 01/25/2063 ~		8,504	7,434
4.107% due 04/25/2056 ~		1,000	929
4.116% due 04/25/2055 ~		20,000	19,322
4.239% due 03/25/2054 ~		24,000	23,229
4.416% due 10/27/2064 •		77,545	77,610
4.492% due 10/25/2064 •		176,516	177,476
5.109% due 07/25/2065 •		43,937	44,364
5.725% due 11/25/2064 þ		36,073	36,225

Tower Bridge Funding PLC
5.645% due 01/20/2066	GBP	130,954	169,709

Trinity Square PLC
5.470% due 07/15/2059 ~		169,110	218,920

Turkeys First National Bank
7.962% due 11/15/2034 «(m)		$60,100	58,838

Uropa Securities PLC
2.982% due 10/10/2040 •	EUR	3,093	3,275
4.900% due 10/10/2040 •	GBP	9,222	11,780
4.950% due 10/10/2040 •		1,983	2,502

Valley Funding PLC
0.000% due 05/16/2066 (h)		51,095	48,837
5.466% due 05/16/2066 •		337,183	436,785
5.966% due 05/16/2066 •		29,536	38,296
6.466% due 05/16/2066 •		30,820	39,960
7.466% due 05/16/2066 •		15,924	20,665
8.466% due 05/16/2066 •		10,274	13,336
9.966% due 05/16/2066 •		5,650	7,337

VASA Trust
5.334% due 07/15/2039 ~		$17,800	17,300

Verus Securitization Trust
4.260% due 02/25/2067 þ		23,890	22,797
5.041% due 08/25/2067 þ		10,754	10,703
5.218% due 09/25/2069 ~		26,686	26,656
5.364% due 10/25/2069 ~		18,272	18,247
5.799% due 07/25/2069 þ		33,581	33,730
5.811% due 05/25/2068 þ		25,443	25,487
5.850% due 12/25/2067 þ		13,386	13,388
5.930% due 03/25/2068 þ		23,112	23,161
5.999% due 02/25/2068 þ		13,643	13,679
6.116% due 03/25/2069 þ		51,292	51,750
6.192% due 06/25/2069 þ		35,310	35,642
6.218% due 06/25/2069 þ		30,676	31,072
6.259% due 12/25/2068 þ		17,883	18,024
6.338% due 04/25/2069 þ		25,167	25,503
6.443% due 08/25/2068 þ		22,902	23,116
6.476% due 06/25/2068 þ		15,742	15,868
6.665% due 09/25/2068 þ		53,601	54,163
6.790% due 10/25/2067 þ		13,151	13,205
6.876% due 11/25/2068 •		15,230	15,454
7.070% due 10/25/2068 þ		50,116	51,122

Visio Trust
6.598% due 10/25/2058 þ		16,748	16,932

Wachovia Mortgage Loan Trust LLC
1.947% due 08/25/2036 •		19,009	6,386
1.956% due 01/25/2037 •		22,868	8,515
2.858% due 05/20/2036 ~		296	280
7.058% due 08/20/2035 ~		268	263
7.487% due 10/20/2035 ~		50	49
7.507% due 10/20/2035 ~		172	166
7.546% due 10/20/2035 ~		466	458

WaMu Mortgage Pass-Through Certificates Trust
3.423% due 05/25/2037 ~		4,862	3,918

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.474% due 01/25/2037 ~	$1,790	$1,521
3.489% due 01/25/2037 ~	2,773	2,513
3.790% due 06/25/2037 ~	12,113	9,994
3.846% due 01/25/2037 •	5,266	4,588
3.878% due 05/25/2037 •	492	424
4.041% due 03/25/2037 ~	12,261	10,525
4.091% due 02/25/2037 ~	1,467	1,250
4.099% due 03/25/2037 ~	5,782	5,110
4.174% due 12/25/2046 •	6,923	5,885
4.182% due 10/25/2036 ~	534	489
4.196% due 06/25/2037 ~	1,131	989
4.200% due 02/25/2037 ~	12,935	12,002
4.218% due 11/25/2036 ~	1,482	1,307
4.237% due 06/25/2037 ~	2,888	2,522
4.274% due 02/25/2037 ~	7,061	6,306
4.307% due 10/25/2036 ~	128	117
4.307% due 11/25/2036 •	399	349
4.313% due 12/25/2036 •	2,307	2,088
4.354% due 04/25/2037 ~	6,263	5,713
4.361% due 05/25/2046 •	8,330	7,768
4.362% due 02/25/2037 ~	6,071	5,586
4.392% due 01/25/2036 ~	505	470
4.485% due 07/25/2037 •	6,911	6,327
4.485% due 07/25/2037 ~	30,857	28,227
4.518% due 12/25/2036 •	28	25
4.601% due 03/25/2036 ~	1,219	1,075
4.727% due 01/25/2036 •	172	170
4.846% due 08/25/2046 ~	39	35
4.895% due 04/25/2045 •	5,951	6,047
4.955% due 11/25/2045 •	1,538	1,475
4.971% due 08/25/2036 ~	7,847	6,868
4.975% due 12/25/2045 •	1,491	1,369
5.005% due 10/25/2035 •	1,423	1,299
5.015% due 01/25/2036 ~	817	786
5.015% due 07/25/2045 •	2,897	2,848
5.015% due 12/25/2045 •	2,088	1,904
5.043% due 07/25/2037 ~	1,314	1,183
5.055% due 01/25/2045 ~	309	308
5.073% due 09/25/2036 ~	4,139	3,748
5.075% due 08/25/2045 •	12,832	12,885
5.080% due 03/25/2035 ~	453	454
5.095% due 01/25/2045 •	1,520	1,511
5.115% due 01/25/2045 •	1,633	1,614
5.135% due 01/25/2045 •	26	26
5.155% due 11/25/2034 •	2,396	2,325
5.175% due 11/25/2034 ~	820	787
5.178% due 09/25/2035 •	152	141
5.179% due 12/25/2035 ~	7,816	7,318
5.195% due 01/25/2045 •	716	713
5.215% due 10/25/2044 •	593	577
5.235% due 10/25/2044 •	769	730
5.315% due 11/25/2034 •	16	15
5.315% due 07/25/2044 •	2,444	2,347
5.335% due 08/25/2045 •	1,366	1,368
5.335% due 02/25/2047 ~	11,965	10,666
5.335% due 03/25/2047 ~	15,053	13,022
5.337% due 01/25/2035 ~	729	679
5.365% due 01/25/2047 •	614	584
5.375% due 01/25/2047 ~	2,719	2,474
5.385% due 06/25/2047 •	7,311	6,069
5.395% due 04/25/2047 •	1,638	1,479
5.475% due 11/25/2046 ~	5,204	4,395
5.515% due 10/25/2046 •	23,881	20,492
5.595% due 09/25/2046 •	3,629	2,964
5.615% due 06/25/2046 •	420	391
5.615% due 07/25/2046 •	3,730	3,489
5.625% due 06/25/2046 •	1,048	959
5.635% due 02/25/2046 •	4,917	4,266
5.676% due 02/25/2033 ~	123	120
5.683% due 07/25/2046 •	5,129	4,605
5.835% due 11/25/2042 •	67	64
5.985% due 11/25/2033 •	276	266
5.995% due 10/25/2045 •	496	497
6.008% due 08/25/2034 •	266	260
6.035% due 08/25/2042 •	50	48
6.110% due 06/25/2033 •	259	255
6.366% due 12/19/2039 ~	88	86
6.555% due 09/25/2033 ~	647	645
6.571% due 08/25/2033 ~	125	125
6.700% due 12/25/2032 ~	111	107
7.262% due 06/25/2033 ~	340	334

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	7	$37,612
5.431% due 12/21/2049 •		126,351	163,524
6.108% due 12/21/2049 •		46,014	59,617
6.608% due 12/21/2049 •		23,010	29,604
7.108% due 12/21/2049 •		13,146	16,844
7.608% due 12/21/2049 •		13,146	16,693

Washington Mutual Mortgage Pass-Through Certificates Trust
3.725% due 06/25/2033 ~		$120	111
3.928% due 09/25/2036 þ		27,431	7,369
4.108% due 10/25/2036 þ		54	18
4.192% due 10/25/2036 þ		6,335	1,725
4.815% due 07/25/2046 •		216	182
4.835% due 07/25/2035 •		594	512
4.885% due 05/25/2035 ~		2,573	2,152
4.895% due 12/25/2036 •		2,470	2,002
4.955% due 12/25/2035 •		1,272	1,117
5.035% due 03/25/2036 •		748	692
5.335% due 01/25/2047 •		13,206	11,127
5.335% due 04/25/2047 ~		3,112	2,523
5.355% due 12/25/2046 •		4,482	3,608
5.370% due 05/25/2033 ~		390	397
5.405% due 04/25/2047 •		4,384	3,566
5.485% due 10/25/2046 •		9,631	8,280
5.500% due 06/25/2035		1,022	876
5.500% due 08/25/2035		840	737
5.500% due 11/25/2035		303	243
5.500% due 04/25/2037		4,673	4,538
5.555% due 09/25/2046 •		13,465	11,023
5.575% due 04/25/2046 •		22,698	18,513
5.605% due 05/25/2046 •		1,927	1,678
5.750% due 11/25/2035		378	359
5.750% due 01/25/2036		2,738	2,276
5.885% due 09/25/2035 •		292	259
6.000% due 11/25/2035		996	977
6.000% due 04/25/2036		1,848	1,596
6.000% due 04/25/2037		4,465	3,937
6.500% due 11/25/2035		491	342
6.500% due 03/25/2036		8,945	7,084
6.500% due 07/25/2036 þ		1,358	305
6.500% due 08/25/2036		13,819	12,025
6.721% due 07/25/2036 þ		20,779	4,667
6.949% due 07/25/2036 þ		1,890	424
7.000% due 05/25/2036 þ		2,578	2,248
7.500% due 04/25/2033		4	4

Wells Fargo Alternative Loan Trust
6.000% due 07/25/2037		321	295

Wells Fargo Commercial Mortgage Trust
0.931% due 01/15/2052 ~(a)		115,158	3,152
1.594% due 10/15/2049 ~(a)		240,638	4,032
3.324% due 01/15/2059		672	670
3.487% due 11/15/2048		350	349

Wells Fargo Mortgage Loan Trust
4.757% due 12/27/2046 ~		11,247	5,516
4.794% due 09/27/2047 •		14,256	13,018

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2036		257	231
6.000% due 06/25/2037		323	296
6.000% due 11/25/2037		542	522
6.154% due 04/25/2036 ~		1,444	1,422
6.351% due 04/25/2037 ~		72	63
6.363% due 01/25/2038 ~		2,973	2,747
6.662% due 11/25/2037 •		16	14
6.697% due 04/25/2036 ~		574	563
6.704% due 10/25/2036 ~		779	724
7.021% due 08/25/2036 ~		344	313
7.272% due 10/25/2034 ~		12	11
7.340% due 08/25/2035 •		60	59
7.387% due 10/25/2036 ~		1,170	1,059

WSTN Trust
6.297% due 07/05/2037 •		64,300	65,458

Total Non-Agency Mortgage-Backed Securities (Cost $63,959,250)			60,852,337

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	27

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 20.6%

AUTOMOBILE ABS OTHER 0.5%

Ally Bank Auto Credit-Linked Notes Trust
5.117% due 09/15/2032		$6,696	$6,728
5.215% due 09/15/2032		4,352	4,373

AmeriCredit Automobile Receivables Trust
4.939% due 02/18/2028 ~		35,224	35,253

Asset-Backed European Securitisation Transaction Twenty-Three SARL
3.019% due 03/21/2034	EUR	3,474	3,766

Bumper NL BV
3.029% due 03/21/2036 •		6,400	6,940

CarMax Auto Owner Trust
4.927% due 05/17/2027 •		$14,798	14,804

Carmax Select Receivables Trust
5.024% due 05/15/2028 •		32,700	32,710
5.079% due 09/15/2027 •		4,969	4,972

CPS Auto Receivables Trust
5.380% due 01/18/2028		11,300	11,323
6.040% due 07/16/2029		23,006	23,280
6.270% due 10/15/2029		31,500	31,898

Exeter Automobile Receivables Trust
5.610% due 09/15/2027		13,500	13,525
5.750% due 07/17/2028		44,000	44,339
6.310% due 10/15/2027		1,638	1,643

Flagship Credit Auto Trust
4.760% due 05/17/2027		19,540	19,510

GLS Auto Receivables Issuer Trust
4.890% due 04/16/2029		23,400	23,477
5.080% due 01/16/2029		13,000	13,077

GM Financial Consumer Automobile Receivables Trust
4.709% due 06/16/2027 ~		30,463	30,467

Golden Bar Securitisation
3.437% due 09/22/2043 •	EUR	20,875	22,729

Hyundai Auto Lease Securitization Trust
4.849% due 03/15/2027 ~		$53,542	53,595

Porsche Innovative Lease Owner Trust
4.864% due 01/20/2027 •		40,400	40,436

Red & Black Auto Italy SRL
3.360% due 07/28/2036 •	EUR	8,421	9,147

Santander Bank Auto Credit-Linked Notes
4.965% due 01/18/2033		$1,850	1,858
5.141% due 01/18/2033		4,300	4,310

Santander Drive Auto Receivables Trust
4.930% due 09/17/2029		37,500	37,793
5.240% due 05/15/2028		50,600	50,731
5.470% due 12/16/2030		79,500	80,652
5.610% due 07/17/2028		60,000	60,443
5.770% due 11/15/2030		110,000	112,392

Taupe Funding Trust
0.000% due 08/20/2031 «(h)		95	18,194
6.160% due 08/20/2031		12,607	12,793

Westlake Automobile Receivables Trust
4.917% due 03/15/2027 •		7,153	7,153
5.009% due 08/16/2027 •		28,621	28,667

World Omni Auto Receivables Trust
4.779% due 09/15/2027 ~		2,775	2,777
4.819% due 01/18/2028 •		17,544	17,560

			883,315

AUTOMOBILE SEQUENTIAL 4.1%

Ally Auto Receivables Trust
4.140% due 07/16/2029		40,900	40,718
4.460% due 07/15/2027		51,386	51,360

Ally Bank Auto Credit-Linked Notes Trust
4.970% due 09/15/2032		12,220	12,303

American Credit Acceptance Receivables Trust
4.810% due 03/13/2028		9,102	9,109

American Heritage Auto Receivables Trust
4.830% due 03/15/2028		12,200	12,218

AmeriCredit Automobile Receivables Trust
5.430% due 01/18/2029		68,100	68,896
5.750% due 02/18/2028		38,503	38,630

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ARI Fleet Lease Trust
4.380% due 01/17/2034		$26,500	$26,460

Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/2028		86,416	87,343
5.440% due 02/22/2028		16,865	17,093
5.780% due 04/20/2028		35,413	36,177
6.120% due 04/20/2027		43,730	44,261

Bank of America Auto Trust
5.530% due 02/15/2028		15,038	15,149

Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028		16,300	16,420
5.670% due 04/15/2027		11,047	11,065

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	18,300	12,886
5.025% due 04/20/2026		2,396	1,677

BMW Vehicle Lease Trust
4.180% due 10/25/2027		$60,900	60,756
4.290% due 01/25/2027		43,252	43,199

BofA Auto Trust
5.350% due 11/15/2028		19,075	19,302
5.570% due 12/15/2026		17,182	17,230

Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028		25,200	25,248
4.840% due 09/15/2027		27,704	27,722
5.340% due 04/17/2028		14,700	14,757
5.530% due 01/18/2028		9,740	9,762
5.540% due 02/16/2027		2,169	2,172

CarMax Auto Owner Trust
4.670% due 12/15/2027		33,000	33,029
4.750% due 10/15/2027		35,114	35,205
5.340% due 08/16/2027		2,196	2,206
5.500% due 01/16/2029		76,300	77,602
5.650% due 05/17/2027		83,437	83,720

Carmax Select Receivables Trust
4.760% due 05/15/2028		40,300	40,330
5.400% due 11/15/2028		7,100	7,177
5.780% due 09/15/2027		8,603	8,637

Carvana Auto Receivables Trust
0.800% due 01/10/2027		10,208	10,081
4.130% due 04/12/2027		927	926
4.260% due 10/10/2029		45,700	45,621
4.310% due 09/10/2030		26,200	26,050
4.500% due 06/12/2028		30,200	30,191
4.530% due 01/10/2029		52,000	52,000
4.550% due 05/10/2030		91,400	91,370
4.610% due 11/10/2027		24,264	24,266
4.620% due 02/10/2028		28,600	28,592
4.640% due 01/10/2030		34,800	34,911
4.680% due 02/10/2028		18,000	18,031
4.740% due 12/10/2030		20,300	20,422
4.740% due 04/10/2031		61,238	61,332
4.780% due 05/10/2028		10,600	10,610
4.840% due 12/10/2027		13,889	13,894
4.850% due 06/12/2028		2,000	2,009
4.910% due 08/10/2029		14,300	14,385
5.080% due 03/11/2030		23,200	23,584
5.210% due 06/10/2030		28,000	28,446
5.330% due 07/10/2029		36,300	36,640
5.380% due 03/12/2029		38,537	39,117
5.420% due 04/10/2028		52,586	52,827
5.500% due 08/10/2027		12,683	12,710
5.620% due 01/10/2029		11,200	11,335
5.630% due 11/10/2027		18,181	18,225
5.710% due 07/10/2028		18,900	19,113
5.710% due 07/10/2029		20,000	20,540
5.740% due 11/13/2029		9,100	9,384
5.760% due 04/12/2027		8,258	8,270
5.820% due 08/10/2028		21,995	22,205
5.900% due 08/10/2027		16,165	16,222
5.980% due 12/10/2027		12,407	12,480
6.090% due 11/10/2026		423	423
6.160% due 10/10/2028		11,500	11,654
6.160% due 09/10/2029		15,200	15,796

Centerline Logistics Corp.
9.250% due 12/15/2027		19,839	19,969
9.750% due 12/15/2027		20,817	20,930

Chase Auto Owner Trust
4.180% due 08/27/2029		27,000	26,870

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.400% due 11/26/2027		$21,408	$21,391
5.220% due 07/25/2029		54,900	55,724
5.250% due 09/27/2027		48,742	48,884
5.520% due 06/25/2029		148,000	150,430
5.530% due 09/27/2027		36,081	36,233
5.660% due 05/26/2027		68,246	68,467

Citizens Auto Receivables Trust
5.840% due 01/18/2028		33,349	33,616

CPS Auto Receivables Trust
4.910% due 06/15/2028		22,772	22,782
5.880% due 02/15/2028		27,838	27,993

Drive Auto Receivables Trust
4.500% due 09/15/2028		34,300	34,307
4.940% due 12/15/2027		74,376	74,458

Ent Auto Receivables Trust
6.220% due 08/16/2027		3,853	3,861
6.240% due 01/16/2029		13,289	13,463
6.260% due 11/15/2029		4,000	4,122

Enterprise Fleet Financing LLC
4.560% due 11/20/2028		30,300	30,400
4.650% due 10/20/2027		19,800	19,843
4.690% due 07/20/2027		28,500	28,540
4.820% due 02/20/2029		17,800	17,956
4.980% due 08/21/2028		14,600	14,799
5.310% due 04/20/2027		17,500	17,586

Exeter Automobile Receivables Trust
4.450% due 03/15/2028		22,100	22,064
4.780% due 06/15/2027		25,700	25,706
4.790% due 04/15/2027		24,056	24,059
5.280% due 08/15/2030		16,900	16,974
5.600% due 05/17/2027		46,999	47,056
5.650% due 12/15/2027		15,100	15,174
5.820% due 02/15/2027		17,196	17,220

FCCU Auto Receivables Trust
5.460% due 04/15/2030		6,700	6,839
5.540% due 04/16/2029		16,800	17,056
5.760% due 11/15/2027		20,687	20,790

FIRST HELP FINANCIAL LLC
4.430% due 01/18/2028		4,796	4,788
4.920% due 02/15/2031		43,595	43,577
4.940% due 11/15/2030		27,500	27,562
5.690% due 02/15/2030		21,091	21,315
5.890% due 06/15/2030		17,446	17,679
6.790% due 10/15/2029		16,547	16,826

First Investors Auto Owner Trust
6.440% due 10/16/2028		14,896	15,061

Flagship Credit Auto Trust
4.880% due 11/15/2028		7,969	7,986
5.640% due 03/15/2028		29,646	29,739

Ford Auto Securitization Trust
3.724% due 11/15/2028	CAD	36,900	25,910
3.843% due 09/15/2030		29,300	20,682
3.945% due 10/15/2026		26,905	18,746
5.053% due 07/15/2028		33,500	23,728

Ford Credit Auto Owner Trust
4.480% due 12/15/2026		$1,877	1,876
4.590% due 10/15/2027		77,200	77,279
4.610% due 08/15/2029		80,500	81,067
4.650% due 02/15/2028		15,375	15,399

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		18,735	18,824

GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028		14,500	14,520
4.760% due 10/15/2027		33,946	33,960
5.020% due 04/17/2028		9,700	9,739
5.350% due 08/16/2027		16,041	16,084
5.770% due 06/15/2027		23,338	23,405

GLS Auto Select Receivables Trust
4.430% due 12/17/2029		36,071	36,044
5.240% due 03/15/2030		13,916	14,009
5.580% due 06/17/2030		27,785	28,126
5.590% due 10/15/2029		8,244	8,353
5.960% due 10/16/2028		29,780	30,185
6.270% due 08/16/2027		13,336	13,377
6.370% due 06/15/2028		18,622	18,810

GM Financial Automobile Leasing Trust
4.210% due 10/20/2027		56,300	56,192
4.290% due 01/20/2027		41,600	41,529

28	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029		$53,100	$53,201
4.470% due 02/16/2028		20,183	20,177
4.530% due 10/18/2027		28,500	28,512
5.130% due 04/16/2029		84,800	85,812
5.350% due 06/16/2027		26,898	26,985

GMF Canada Leasing Trust Asset-Backed Notes
4.827% due 08/20/2029	CAD	23,700	16,803
4.883% due 12/21/2026		41,173	29,018

GreenState Auto Receivables Trust
5.530% due 08/16/2027		$20,516	20,581

Harley Davidson Motorcycle Trust
5.650% due 02/16/2027		21,774	21,836

Honda Auto Receivables Owner Trust
4.330% due 05/15/2029		68,000	67,981
4.560% due 03/15/2027		145,500	145,520
4.890% due 02/22/2027		209,937	210,274

Huntington Auto Trust
5.230% due 01/16/2029		57,600	58,194
5.500% due 03/15/2027		39,100	39,182

Hyundai Auto Lease Securitization Trust
4.620% due 04/17/2028		121,200	121,565
4.770% due 03/15/2027		68,187	68,305
5.800% due 12/15/2026		53,425	53,736

Hyundai Auto Receivables Trust
4.410% due 05/15/2029		77,000	77,152
4.530% due 09/15/2027		49,200	49,204
4.840% due 03/15/2029		57,200	57,647
5.150% due 06/15/2027		115,080	115,425

LAD Auto Receivables Trust
4.520% due 03/15/2029		12,900	12,915
4.600% due 12/15/2027		47,500	47,486
4.640% due 11/15/2027		24,200	24,213
5.460% due 07/16/2029		5,700	5,799
5.610% due 08/15/2028		14,600	14,719
5.700% due 03/15/2027		3,803	3,810

Lendbuzz Securitization Trust
4.970% due 10/15/2029		21,431	21,455
5.100% due 10/15/2030		13,200	13,220

M&T Bank Auto Receivables Trust
5.220% due 02/17/2032		42,300	42,896
5.590% due 02/17/2032		30,582	30,691

Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029		39,800	39,815
4.510% due 06/15/2027		31,800	31,794

Octane Receivables Trust
4.940% due 05/20/2030		14,700	14,742

Oscar U.S. Funding LLC
1.270% due 09/11/2028		3,939	3,878
4.470% due 03/12/2029		9,300	9,303
4.630% due 12/10/2027		27,578	27,620

PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029		28,600	28,708
5.040% due 09/15/2027		44,322	44,403

Porsche Innovative Lease Owner Trust
4.350% due 10/20/2027		41,000	40,956
4.470% due 12/21/2026		27,874	27,860
4.670% due 11/22/2027		38,800	38,946
4.840% due 01/20/2027		26,300	26,328

Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030		14,486	14,493
7.090% due 06/25/2032		7,372	7,453
7.130% due 01/26/2032		22,661	22,815

Santander Bank Auto Credit-Linked Notes
4.911% due 01/18/2033		2,434	2,443

Santander Drive Auto Receivables Trust
4.620% due 11/15/2028		19,400	19,431
4.710% due 06/15/2028		138,200	138,281
4.850% due 01/16/2029		94,300	94,560
4.880% due 09/15/2027		75,741	75,770
5.250% due 04/17/2028		8,200	8,222
5.410% due 07/15/2027		40,704	40,790
5.630% due 01/16/2029		86,800	87,667
5.710% due 02/16/2027		7,823	7,827
5.800% due 09/15/2027		12,635	12,658
5.910% due 06/15/2027		30,370	30,430

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SBNA Auto Lease Trust
4.680% due 04/20/2027		$31,700	$31,716
4.830% due 04/20/2028		34,100	34,245
5.210% due 04/16/2029		12,600	12,733
5.320% due 12/15/2028		48,900	49,098
5.560% due 11/22/2027		56,300	56,849
5.670% due 11/20/2026		22,038	22,087
5.700% due 03/15/2027		4,724	4,726
6.520% due 04/20/2028		16,200	16,501

SCCU Auto Receivables Trust
5.110% due 06/15/2029		39,500	39,858
5.160% due 05/15/2030		36,300	36,943
5.450% due 12/15/2027		46,523	46,678
5.700% due 10/16/2028		20,600	20,870
5.700% due 08/15/2029		12,200	12,524
5.850% due 05/17/2027		9,485	9,510

SFS Auto Receivables Securitization Trust
4.550% due 06/20/2030		41,300	41,477
4.650% due 05/22/2028		63,100	63,154
4.710% due 05/22/2028		27,062	27,081
4.940% due 01/21/2031		3,650	3,689
4.950% due 05/21/2029		16,200	16,296
5.470% due 10/20/2028		3,100	3,125
5.710% due 10/20/2027		42,245	42,376

Taupe Funding Trust
5.830% due 01/21/2031		45,369	45,468
5.860% due 01/21/2031		65,104	65,527
5.940% due 01/21/2031		69,065	69,896

Tesla Auto Lease Trust
4.790% due 01/20/2027		32,351	32,381

Tesla Electric Vehicle Trust
5.380% due 06/20/2028		45,000	45,439
5.380% due 02/20/2029		15,000	15,292

Toyota Auto Receivables Owner Trust
4.400% due 06/15/2029		56,100	56,244
4.550% due 08/16/2027		46,150	46,179

Tricolor Auto Securitization Trust
6.360% due 12/15/2027		4,645	4,674

United Auto Credit Securitization Trust
6.170% due 08/10/2026		1,313	1,313

Veros Auto Receivables Trust
6.280% due 11/15/2027		5,940	5,975

VStrong Auto Receivables Trust
5.790% due 08/16/2027		2,767	2,773

Westlake Automobile Receivables Trust
4.710% due 04/17/2028		28,800	28,865
4.820% due 09/15/2027		92,699	92,792
5.440% due 05/17/2027		13,800	13,847
5.560% due 02/15/2028		17,300	17,506
5.620% due 03/15/2027		17,824	17,856
5.750% due 08/16/2027		61,120	61,383

World Omni Auto Receivables Trust
4.430% due 12/17/2029		69,100	69,232
4.780% due 01/18/2028		60,605	60,661
5.270% due 09/17/2029		25,900	26,185
5.480% due 09/15/2027		2,893	2,903
5.610% due 02/15/2028		5,915	5,947

World Omni Select Auto Trust
4.980% due 02/15/2030		21,400	21,587
5.370% due 02/15/2028		24,520	24,601

			7,578,989

CASINO SERVICES 0.0%

Gateway Casinos & Entertainment Ltd.
0.000% due 03/12/2038 «	CAD	74,615	47,339

			47,339

CMBS OTHER 0.2%

ACREC Ltd.
5.581% due 10/16/2036 •		$8,346	8,337

AREIT Trust
6.431% due 08/17/2041 ~		38,354	38,504

KREF Ltd.
5.767% due 02/17/2039 •		14,095	14,067

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LoanCore Issuer Ltd.
5.899% due 01/17/2037 •	$11,911	$11,898

M360 Ltd.
5.934% due 11/22/2038 ~	214	211

MF1 LLC
5.632% due 02/18/2040 •	100,200	99,960
6.054% due 03/19/2039 •	38,000	38,069
6.952% due 09/17/2037 •	108,527	108,597

PFP Ltd.
6.154% due 09/17/2039 ~	84,781	85,226

Starwood Commercial Mortgage Trust
5.834% due 07/15/2038 •	509	510
6.034% due 07/15/2038 •	10,070	10,094
6.384% due 07/15/2038 •	13,000	12,950
6.784% due 07/15/2038 •	12,125	11,979
7.134% due 07/15/2038 •	2,500	2,449

		442,851

CREDIT CARD BULLET 0.0%

Synchrony Card Funding LLC
3.370% due 04/15/2028	14,000	13,992

CREDIT CARD OTHER 0.2%

Golden Credit Card Trust
1.140% due 08/15/2028	179,500	171,774
1.970% due 01/15/2029	220,500	211,248

		383,022

HOME EQUITY OTHER 4.6%

Aames Mortgage Investment Trust
5.350% due 10/25/2035 •	9,557	9,048
6.460% due 01/25/2035 •	1,563	1,509

ABFC Trust
4.482% due 09/25/2036 •	32,931	28,662
4.695% due 01/25/2037 ~	40,438	28,902
4.715% due 10/25/2036 •	34,606	30,686
4.715% due 11/25/2036 •	6,000	3,543
4.735% due 10/25/2036 •	44	58
4.755% due 11/25/2036 •	13,423	5,428
4.935% due 11/25/2036 •	2,503	1,012
5.095% due 03/25/2035 •	2,471	2,417
5.135% due 06/25/2034 •	1,722	1,724
5.215% due 09/25/2033 •	629	603
5.335% due 02/25/2034 •	1,831	1,828
5.410% due 06/25/2035 •	12,702	11,760
5.435% due 06/25/2037 ~	2,244	1,855
5.440% due 03/25/2035 •	1,539	1,398
5.560% due 12/25/2032 •	26	25
6.205% due 12/25/2033 •	4,412	4,479
6.610% due 01/25/2034 •	312	182
7.135% due 07/25/2033 •	276	264

Accredited Mortgage Loan Trust
4.655% due 02/25/2037 •	19,412	19,248
4.705% due 09/25/2036 •	1,486	1,412
4.705% due 02/25/2037 •	5,000	4,717
5.035% due 07/25/2034 •	1,589	1,599
5.305% due 09/25/2035 •	3,049	2,921
5.335% due 10/25/2034 •	82	96
5.410% due 10/25/2034 •	9	11

ACE Securities Corp. Home Equity Loan Trust
4.555% due 10/25/2036 ~	156	59
4.555% due 12/25/2036 •	2,124	1,106
4.575% due 11/25/2036 •	7,519	3,094
4.575% due 12/25/2036 •	20,387	12,915
4.615% due 07/25/2036 •	37,116	8,567
4.675% due 11/25/2036 •	27,175	11,181
4.675% due 12/25/2036 •	7,286	2,341
4.675% due 01/25/2037 •	1,040	627
4.695% due 12/25/2036 •	93,269	48,224
4.715% due 06/25/2036 •	10,317	9,837
4.715% due 07/25/2036 •	43,382	34,792
4.715% due 10/25/2036 •	40,417	19,339
4.735% due 04/25/2036 •	4,151	4,031
4.735% due 07/25/2036 •	34,564	9,641

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	29

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.775% due 11/25/2036 •	$6,053	$2,490
4.775% due 01/25/2037 •	1,110	668
4.815% due 02/25/2036 •	6,500	6,445
4.875% due 08/25/2036 •	23,199	21,792
4.875% due 11/25/2036 •	8,128	3,344
4.875% due 12/25/2036 •	7,849	2,521
4.875% due 01/25/2037 •	19,485	4,283
4.875% due 05/25/2037 •	19,731	3,080
4.915% due 07/25/2036 •	17,737	5,270
4.935% due 07/25/2036 •	31,542	7,279
4.935% due 01/25/2037 •	1,040	627
4.975% due 08/25/2036 •	6,878	6,095
5.035% due 02/25/2036 •	483	479
5.095% due 08/25/2035 •	3,143	3,075
5.095% due 11/25/2035 •	306	328
5.335% due 09/25/2033 •	1,128	1,122
5.335% due 12/25/2034 •	953	856
5.365% due 02/25/2036 •	1,376	1,284
5.395% due 08/25/2035 •	1,718	1,421
5.410% due 06/25/2034 ~	5,764	5,444
5.425% due 05/25/2035 •	3,330	2,566
5.440% due 07/25/2035 •	11,821	11,636
5.470% due 06/25/2035 •	4,528	4,309
5.485% due 12/25/2033 ~	665	680
5.560% due 04/25/2035 •	3,371	3,005
5.605% due 07/25/2033 •	1,520	1,394
7.630% due 06/25/2034 ~	847	697

Aegis Asset-Backed Securities Trust
4.915% due 01/25/2037 •	5,497	4,112
5.080% due 12/25/2035 •	8,387	7,873
5.185% due 03/25/2035 •	9,303	8,076
5.225% due 03/25/2035 •	2,347	1,050
5.435% due 03/25/2035 •	276	263

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
5.140% due 10/25/2035 •	4,555	4,340
5.335% due 09/25/2034 •	1,458	1,552
5.335% due 10/25/2034 •	482	534
5.485% due 01/25/2034 •	391	393
6.160% due 10/25/2034 •	2,704	2,893
6.265% due 12/25/2034 •	6,252	5,617
6.535% due 12/25/2034 •	106	10

AFC Home Equity Loan Trust
5.035% due 09/27/2027 •	8	8
5.085% due 09/22/2028 •	33	32
5.315% due 02/25/2029 •	86	83

Ameriquest Mortgage Securities Trust
4.990% due 04/25/2036 •	9,835	9,606
5.095% due 03/25/2036 •	11,988	11,154

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.166% due 06/25/2033 •	998	938
3.764% due 05/25/2034 þ	5,525	4,683
3.824% due 04/25/2034 •	981	926
4.583% due 11/25/2034 •	10,851	9,615
5.185% due 01/25/2036 •	5,059	4,972
5.254% due 11/25/2033 •	2	2
5.305% due 07/25/2034 ~	13	13
5.305% due 01/25/2036 •	14,093	13,694
5.350% due 01/25/2035 •	285	288
5.395% due 10/25/2035 •	2,718	2,600
5.410% due 05/25/2035 •	9,300	8,985
5.410% due 07/25/2035 •	11,300	10,902
5.410% due 09/25/2035 •	12,785	11,197
5.455% due 09/25/2034 •	672	679
5.455% due 10/25/2034 •	235	234
5.455% due 01/25/2035 •	2,072	2,017
5.485% due 05/25/2035 •	4,588	4,169
5.485% due 07/25/2035 •	9,000	8,053
5.530% due 09/25/2034 •	11,378	10,598
5.605% due 03/25/2035 •	6,952	6,662
5.710% due 08/25/2035 •	2,782	2,685
5.995% due 01/25/2035 •	2,184	2,067
6.160% due 05/25/2034 •	10,161	9,998
6.160% due 08/25/2035 •	14,800	13,603
6.190% due 10/25/2034 •	1,813	1,708
6.310% due 07/25/2034 •	744	735
6.415% due 05/25/2035 •	1,000	851
7.210% due 03/25/2033 •	52	39

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.810% due 11/25/2032 ~	$1,121	$1,163
7.960% due 11/25/2032 •	3	2
9.685% due 02/25/2033 •	992	931

Amortizing Residential Collateral Trust
5.135% due 10/25/2031 •	8	7
5.260% due 08/25/2031 •	205	217
5.835% due 01/25/2033 •	26	27
6.235% due 07/25/2032 •	32	33

Argent Securities Trust
4.535% due 10/25/2036 •	7,207	2,112
4.545% due 09/25/2036 •	9,261	2,984
4.595% due 10/25/2036 ~	9,108	2,669
4.610% due 10/25/2036 •	3,170	1,746
4.615% due 07/25/2036 •	7,937	2,136
4.675% due 09/25/2036 •	4,143	1,335
4.675% due 10/25/2036 ~	21,556	6,317
4.735% due 06/25/2036 •	31,762	8,643
4.735% due 07/25/2036 •	87,448	54,097
4.755% due 05/25/2036 •	5,285	1,276
4.785% due 04/25/2036 •	18,516	10,140
4.795% due 04/25/2036 •	6,572	2,071
4.815% due 03/25/2036 •	14,089	12,869
4.915% due 06/25/2036 •	5,436	1,479
4.915% due 07/25/2036 •	5,189	1,396
4.975% due 05/25/2036 •	15,332	3,701
4.995% due 04/25/2036 ~	6,535	2,060

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.260% due 10/25/2034 •	577	565
5.125% due 11/25/2035 •	25,774	22,663
5.170% due 10/25/2035 ~	1,211	1,195
5.195% due 02/25/2036 ~	2,728	2,186
5.560% due 11/25/2034 •	1,526	1,523
6.235% due 11/25/2034 •	3,311	2,989
6.310% due 11/25/2034 •	2,189	1,856
6.535% due 11/25/2034 •	84	83

Asset-Backed Securities Corp. Home Equity Loan Trust
3.584% due 03/25/2036 ~	11,505	10,498
3.971% due 12/25/2036 •	1,841	1,776
4.077% due 01/25/2036 •	17,633	15,789
4.157% due 12/25/2036 •	6,045	5,942
4.157% due 12/25/2036 ~	8,431	7,736
4.725% due 11/25/2036 •	5,954	5,799
4.780% due 11/25/2036 •	35,095	34,071
5.335% due 06/25/2035 •	4,486	4,395
5.395% due 11/25/2035 •	16,330	14,116
5.410% due 10/25/2034 •	4,134	4,100
5.455% due 05/25/2035 •	5,645	5,556
5.455% due 07/25/2035 •	3,087	2,991
5.515% due 04/25/2035 •	3,982	3,610
5.530% due 02/25/2035 •	52	53
5.545% due 07/25/2035 •	3,794	3,394
6.084% due 03/15/2032 •	49	51
6.280% due 05/25/2035 •	7,217	6,778

Basic Asset-Backed Securities Trust
5.005% due 04/25/2036 •	7,741	7,312

Bayview Financial Acquisition Trust
4.967% due 05/28/2037 •	2,803	2,659

Bayview Financial Asset Trust
4.885% due 03/25/2037 •	3,347	3,336
5.235% due 03/25/2037 •	1,739	1,741
5.335% due 03/25/2037 •	1,819	1,821
5.585% due 03/25/2037 •	989	989
5.935% due 03/25/2037 •	916	912

Bayview Financial Mortgage Pass-Through Trust
5.312% due 04/28/2036 •	3,973	3,962

Bayview Financial Revolving Asset Trust
5.372% due 12/28/2040 •	739	729

Bear Stearns Asset-Backed Securities Trust
2.802% due 09/25/2034 •	19	19
4.575% due 04/25/2037 •	4,850	4,612
4.685% due 01/25/2037 •	9,797	9,484
4.695% due 02/25/2037 •	8,408	8,156
4.735% due 11/25/2036 •	770	761
4.735% due 06/25/2047 •	272	270
4.755% due 08/25/2036 ~	2,976	2,871
4.775% due 12/25/2036 •	4,340	4,128
4.785% due 05/25/2037 •	14,775	12,295

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.885% due 06/25/2036 •	$873	$870
4.885% due 01/25/2047 •	10,389	10,143
4.915% due 02/25/2037 •	26,342	24,971
4.975% due 05/25/2036 •	21,421	20,494
5.005% due 04/25/2036 •	15,273	14,945
5.110% due 12/25/2035 •	4,678	4,622
5.110% due 08/25/2036 ~	447	447
5.124% due 02/25/2036 •	7,105	6,927
5.175% due 11/25/2035 •	21,155	21,134
5.195% due 01/25/2037 •	1,138	1,136
5.215% due 12/25/2035 •	3,594	3,588
5.235% due 10/27/2032 ~	13	13
5.275% due 08/25/2036 ~	1,400	1,388
5.337% due 04/25/2035 •	3,222	3,206
5.385% due 10/25/2037 ~	6,348	6,129
5.410% due 02/25/2034 •	1,067	1,078
5.435% due 10/25/2037 •	6,952	6,635
5.435% due 11/25/2042 ~	353	351
5.440% due 06/25/2035 •	2,968	2,898
5.455% due 10/25/2035 •	3,948	3,936
5.465% due 05/25/2035 •	919	917
5.485% due 08/25/2037 •	682	605
5.515% due 06/25/2035 •	3,926	3,921
5.830% due 01/25/2035 •	805	801
5.896% due 01/25/2035 •	961	969
6.035% due 08/25/2037 •	29,266	25,134
6.059% due 12/25/2034 •	13,930	13,822
7.060% due 09/25/2035 •	4,655	4,689

Bear Stearns Second Lien Trust
4.625% due 01/25/2037 •	545	536
4.875% due 08/25/2037 •	3,977	3,733

Bear Stearns Structured Products, Inc. Trust
6.435% due 03/25/2037 •	3,246	3,179

BNC Mortgage Loan Trust
4.385% due 10/25/2036 •	7,360	5,176
4.645% due 07/25/2037 •	5,553	5,101
4.755% due 11/25/2036 •	519	507
5.055% due 11/25/2036 •	40,973	21,517

Carrington Mortgage Loan Trust
4.585% due 04/25/2036 •	15,589	15,280
4.595% due 10/25/2036 •	13,478	10,384
4.655% due 01/25/2037 •	23,866	17,716
4.685% due 10/25/2036 •	4,440	3,421
4.695% due 02/25/2037 •	7,927	7,552
4.735% due 08/25/2036 •	4,567	4,435
4.855% due 12/26/2036 •	8,317	7,086
4.975% due 02/25/2036 •	9,975	9,282
5.185% due 10/25/2035 •	691	680
5.230% due 09/25/2035 •	1,308	1,280
5.425% due 06/25/2035 •	2,909	2,901
5.485% due 05/25/2035 •	4,102	3,969
6.460% due 05/25/2035 •	10,119	9,643

CDC Mortgage Capital Trust
5.350% due 11/25/2034 •	18	21
6.235% due 06/25/2034 •	409	409

Centex Home Equity Loan Trust
4.735% due 01/25/2032 ~	19	19
4.895% due 07/25/2032 •	40	37
4.915% due 06/25/2036 •	22,233	21,909
5.002% due 06/25/2034 ~	32	31
5.002% due 06/25/2034 •	406	397
5.035% due 01/25/2034 •	439	451
5.080% due 03/25/2035 •	51	51
5.085% due 09/25/2032 •	232	231
5.125% due 03/25/2035 •	1,173	1,169
5.155% due 01/25/2035 •	44	44
5.260% due 01/25/2035 •	851	832
5.365% due 09/25/2034 •	2,704	2,666
5.395% due 10/25/2035 •	5,228	5,223
5.560% due 03/25/2035 •	871	769
5.635% due 01/25/2035 •	1,291	1,240
6.165% due 03/25/2033 •	61	60
6.235% due 10/25/2035 •	12,568	12,006
6.260% due 09/25/2034 þ	768	751

Chase Funding Loan Acquisition Trust
4.835% due 12/25/2032 þ	591	590
5.290% due 06/25/2034 •	5,767	5,784

Chase Funding Trust
4.725% due 05/25/2033	3,596	3,424

30	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.935% due 05/25/2032 •	$27	$27
5.035% due 07/25/2033 •	6	6
5.160% due 03/25/2033 þ	1,601	1,602

CHEC Loan Trust
5.395% due 06/25/2034 •	71	72

CIT Mortgage Loan Trust
6.685% due 10/25/2037 •	31,882	32,318

Citicorp Residential Mortgage Trust
4.534% due 11/25/2036 þ	1,304	1,271
4.596% due 09/25/2036 þ	19,791	19,257

Citigroup Mortgage Loan Trust
4.210% due 10/25/2037 þ	12,327	11,854
4.495% due 07/25/2045 •	1,175	816
4.595% due 01/25/2037 ~	10,355	7,523
4.605% due 05/25/2037 ~	9,943	8,681
4.605% due 05/25/2037 •	23,474	16,366
4.625% due 05/25/2037 •	30,057	20,004
4.635% due 12/25/2036 •	3,061	2,081
4.695% due 03/25/2037 ~	26,190	23,457
4.705% due 05/25/2037 •	25,635	24,174
4.715% due 12/25/2036 •	4,668	4,520
4.755% due 09/25/2036 •	4,301	3,825
4.755% due 12/25/2036 •	6,210	4,225
4.795% due 01/25/2037 ~	61,862	44,932
4.810% due 12/25/2036 •	14,644	14,137
4.855% due 12/25/2036 •	5,655	5,578
4.885% due 08/25/2036 ~	6,021	5,896
4.935% due 08/25/2036 •	3,528	3,496
4.935% due 01/25/2037 •	20,139	14,626
5.035% due 12/25/2035 •	12,323	11,841
5.065% due 02/25/2035 •	1,076	1,008
5.110% due 10/25/2035 •	272	267
5.125% due 10/25/2035 •	3,900	3,599
5.140% due 01/25/2036 •	2,410	2,406
5.170% due 09/25/2035 •	1,011	1,006
5.335% due 09/25/2035 •	6,350	6,144
5.485% due 02/25/2035 •	68	58

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
5.380% due 10/25/2034 •	4,065	3,942
6.010% due 10/25/2034 •	499	423

Countrywide Asset-Backed Certificates Trust
3.873% due 04/25/2035 ~	785	773
4.276% due 07/25/2034 •	979	665
4.276% due 08/25/2034 •	2,442	2,093
4.293% due 10/25/2046 ~	146	147
4.430% due 01/25/2037 •	10,954	10,795
4.575% due 07/25/2037 ~	41,568	38,790
4.575% due 08/25/2037 ~	54,374	49,879
4.615% due 06/25/2047 •	4,567	4,313
4.625% due 11/25/2037 •	10,861	10,286
4.635% due 06/25/2047 ~	17,171	15,139
4.665% due 07/25/2037 •	46,686	41,122
4.665% due 10/25/2047 •	1,135	1,126
4.685% due 02/25/2036 •	5,540	5,338
4.685% due 06/25/2047 •	16,412	15,826
4.695% due 12/25/2036 •	8,205	7,533
4.695% due 11/25/2037 •	42,108	39,276
4.695% due 04/25/2046 •	17,898	16,876
4.715% due 05/25/2035 ~	13,193	12,880
4.715% due 06/25/2035 ~	11,844	10,741
4.715% due 02/25/2037 ~	17,090	15,771
4.715% due 03/25/2037 •	16,666	16,293
4.715% due 05/25/2037 •	27,645	26,186
4.715% due 06/25/2037 ~	13,931	13,255
4.715% due 04/25/2047 •	9,481	9,167
4.715% due 06/25/2047 •	38,132	35,707
4.725% due 05/25/2047 •	955	912
4.725% due 10/25/2047 •	10,000	8,630
4.795% due 11/25/2047 ~	18,494	17,633
4.835% due 02/25/2037 •	1,454	1,355
4.835% due 09/25/2037 ~	25,315	23,150
4.835% due 09/25/2047 •	22,459	21,038
4.870% due 11/25/2036 •	13,946	13,292
4.875% due 07/25/2034 •	3,943	3,915
4.875% due 05/25/2037 •	2,131	2,045
4.875% due 06/25/2037 •	3,291	3,225
4.875% due 09/25/2037 •	4,419	4,577
4.875% due 06/25/2047 •	45,207	43,050

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.875% due 09/25/2047 ~	$5,169	$5,150
4.885% due 02/25/2037 •	4,156	4,127
4.895% due 05/25/2037 ~	10,888	10,135
4.915% due 09/25/2036 •	16,065	14,993
4.915% due 02/25/2037 •	14,159	13,446
4.915% due 03/25/2037 •	21,796	19,914
4.915% due 04/25/2037 ~	4,849	4,242
4.915% due 12/25/2046 •	12,545	12,122
4.935% due 01/25/2046 •	28,149	26,791
4.935% due 04/25/2046 ~	1,558	1,528
4.935% due 11/25/2047 •	18,756	17,057
4.955% due 12/25/2036 •	1,799	1,712
4.955% due 09/25/2046 •	10,351	9,891
4.960% due 08/25/2036 •	1,054	1,035
4.990% due 04/25/2036 •	3,953	3,916
5.015% due 06/25/2037 •	7,893	7,645
5.025% due 05/25/2036 •	22,800	21,899
5.035% due 06/25/2033 •	6	6
5.050% due 02/25/2036 •	6	6
5.075% due 05/25/2047 •	19,676	14,488
5.095% due 08/25/2035 •	4,894	4,815
5.095% due 07/25/2036 •	74	73
5.115% due 10/25/2035 ~	5,000	4,588
5.115% due 12/25/2036 •	7,171	5,794
5.125% due 05/25/2036 •	118	118
5.135% due 12/25/2033 •	355	351
5.135% due 03/25/2036 •	4,424	3,871
5.140% due 09/25/2035 •	6,379	6,235
5.155% due 08/25/2035 •	8,200	7,496
5.170% due 04/25/2036 •	23,215	23,063
5.175% due 12/25/2034 •	681	667
5.200% due 02/25/2036 •	8,279	8,207
5.215% due 11/25/2034 •	247	239
5.270% due 02/25/2035 •	3,538	3,442
5.275% due 10/25/2047 •	9,058	8,861
5.290% due 08/25/2034 ~	109	109
5.335% due 09/25/2034 •	185	179
5.335% due 11/25/2034 •	224	220
5.335% due 05/25/2036 ~	384	377
5.335% due 03/25/2047 •	5,577	4,308
5.410% due 10/25/2034 •	197	201
5.410% due 12/25/2035 •	1,024	1,021
5.425% due 02/25/2036 •	6,000	5,407
5.440% due 10/25/2035 ~	5	5
5.485% due 07/25/2033 •	227	226
5.485% due 11/25/2034 •	64	73
5.500% due 08/25/2035 •	1	1
5.530% due 05/25/2035 •	1,019	995
5.530% due 04/25/2036 ~	11,300	10,891
5.545% due 08/25/2035 •	2,804	2,770
5.560% due 11/25/2035 •	3,397	3,360
5.572% due 11/25/2034 •	1,888	1,839
5.575% due 01/25/2036 •	7,675	7,567
5.635% due 10/25/2035 ~	2,183	2,163
6.010% due 08/25/2034 •	9,484	8,662
6.085% due 06/25/2035 •	5,351	5,298
6.160% due 05/25/2035 •	375	371
6.265% due 12/25/2035 •	9,836	8,883
6.310% due 12/25/2034 •	1,214	1,318
6.310% due 07/25/2035 ~	7,083	6,971
6.385% due 08/25/2035 •	5,250	5,003
6.460% due 01/25/2035 •	4,674	4,541
6.835% due 10/25/2034 •	570	560

Credit Suisse First Boston Mortgage Securities Corp.
4.827% due 01/25/2032 •	3	3
4.916% due 08/25/2032 •	85	78
5.485% due 02/25/2035 •	2,785	2,776

Credit-Based Asset Servicing & Securitization LLC
3.221% due 08/25/2035 •	7,129	6,710
3.418% due 12/25/2035 •	19,631	17,859
3.664% due 10/25/2034 •	1,582	1,484
3.788% due 12/25/2035 •	1,709	1,624
4.554% due 07/25/2037 ~	4,216	2,770
4.654% due 07/25/2037 ~	3,898	2,560
4.715% due 06/25/2036 •	6,916	4,638
4.774% due 07/25/2037 •	4,127	2,711
4.935% due 06/25/2036 •	15,655	10,498
4.955% due 03/25/2036 •	3,340	3,027
5.350% due 01/25/2034 •	817	874
6.780% due 05/25/2035 þ	1,765	1,624

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit-Based Asset Servicing & Securitization Mortgage Loan Asset-Backed Certificates
3.498% due 11/25/2035 •	$3,594	$3,402

Credit-Based Asset Servicing & Securitization Trust
3.341% due 04/25/2037 ~	16	9
3.341% due 04/25/2037 •	2,039	1,171
3.376% due 01/25/2037 ~	463	136
3.485% due 07/25/2036 •	14,719	13,914
4.555% due 11/25/2036 ~	58	26
4.715% due 10/25/2036 •	10,670	7,611
4.895% due 11/25/2036 •	5,156	2,329
4.915% due 10/25/2036 •	1,893	1,256

DFC HEL Trust
6.310% due 12/25/2031 •	1,242	1,172

Ellington Loan Acquisition Trust
5.485% due 05/25/2037 •	28,795	28,183
5.935% due 05/25/2037 ~	1,148	1,129
5.935% due 05/25/2037 •	444	438
6.035% due 05/25/2037 •	35,744	31,971

EMC Mortgage Loan Trust
5.175% due 05/25/2040 ~	31	30
5.535% due 08/25/2040 ~	210	211
5.535% due 11/25/2041 •	28	27

Encore Credit Receivables Trust
5.125% due 07/25/2035 ~	8,380	8,180
5.335% due 10/25/2035 •	2,524	2,510
5.335% due 01/25/2036 •	5,686	5,547

Equifirst Loan Securitization Trust
4.605% due 04/25/2037 •	25,048	23,146

EquiFirst Mortgage Loan Trust
5.440% due 04/25/2035 •	50	49
5.500% due 04/25/2035 •	1,904	1,823
5.935% due 12/25/2034 •	168	166
6.160% due 12/25/2034 •	756	730
6.235% due 04/25/2035 •	4,623	4,092
6.910% due 12/25/2034 •	501	459
8.335% due 12/25/2034 •	985	969

FBR Securitization Trust
5.140% due 11/25/2035 ~	223	221

Fieldstone Mortgage Investment Trust
4.674% due 11/25/2036 •	1,567	966
4.715% due 07/25/2036 •	14,345	11,022
4.815% due 05/25/2036 ~	21,373	15,783
4.914% due 11/25/2036 •	9,431	5,809
5.080% due 02/25/2036 •	6,571	5,713
5.605% due 03/25/2035 •	2,395	2,046

Finance America Mortgage Loan Trust
5.485% due 09/25/2033 •	77	77

Finance of America Structured Securities Trust
4.000% due 10/01/2034 ~	53,628	53,273

Financial Asset Securities Corp. AAA Trust
4.846% due 02/27/2035 •	1,209	1,135

First NLC Trust
3.873% due 05/25/2035 •	1,078	0
4.505% due 08/25/2037 •	4,071	2,032

Fremont Home Loan Trust
4.535% due 08/25/2036 ~	4,632	1,456
4.565% due 11/25/2036 ~	20,633	7,301
4.595% due 08/25/2036 ~	30,716	9,654
4.655% due 01/25/2037 •	22,245	10,090
4.675% due 08/25/2036 ~	7,863	2,471
4.705% due 10/25/2036 •	8,353	7,557
4.735% due 10/25/2036 •	4,958	1,983
4.775% due 02/25/2036 •	5,808	5,620
4.775% due 02/25/2037 ~	17,634	5,579
4.935% due 05/25/2036 ~	6,609	4,190
4.975% due 04/25/2036 ~	28,358	25,703
5.050% due 11/25/2035 •	2,892	2,646
5.110% due 01/25/2036 •	44,985	36,954
5.305% due 11/25/2034 •	1,862	1,671
5.365% due 06/25/2035 •	1,137	1,052
5.395% due 04/25/2035 •	5,257	4,522
5.440% due 04/25/2035 •	6,013	852
5.485% due 11/25/2034 •	4,274	4,019
5.500% due 06/25/2035 ~	2,266	2,203
5.590% due 06/25/2035 •	22,416	18,527

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	31

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GE-WMC Mortgage Securities Trust
4.515% due 08/25/2036 ~	$2	$1
4.695% due 08/25/2036 •	2,311	2,125

GSAA Home Equity Trust
4.555% due 05/25/2036 •	5,950	1,263
4.575% due 03/25/2036 ~	19	6
4.635% due 03/25/2037 ~	30,280	8,406
4.675% due 06/25/2036 •	59,295	11,259
4.755% due 06/25/2036 •	34,482	6,574
4.775% due 10/25/2036 •	36,050	8,737
4.775% due 02/25/2037 •	7,913	2,263
4.795% due 03/25/2036 •	19,131	6,216
4.795% due 05/25/2036 ~	21,035	4,502
4.795% due 11/25/2036 •	16,639	4,023
4.815% due 03/25/2036 •	12,438	4,200
4.875% due 05/25/2047 •	5,267	3,057
4.895% due 04/25/2047 •	3,328	1,463
4.915% due 06/25/2036 •	2,594	670
4.935% due 01/25/2036 •	4,217	1,323
4.975% due 03/25/2036 •	21,999	9,987
5.075% due 04/25/2047 •	10,219	4,475
5.135% due 08/25/2037 •	852	833
5.170% due 06/25/2035 •	2,177	2,136
5.230% due 08/25/2035 •	4,304	4,203
5.344% due 09/25/2035 ~	152	102
5.410% due 06/25/2034 •	503	486
5.679% due 09/25/2036 ~	8,993	2,310
5.772% due 11/25/2036 ~	6,901	2,015
5.917% due 03/25/2037 •	33,201	6,233
6.000% due 11/25/2037	559	299
6.376% due 09/25/2036 þ	8,086	2,073
6.423% due 11/25/2036 þ	20,032	5,837
6.483% due 03/25/2037 þ	9,280	2,589
6.500% due 10/25/2037	4,942	2,794
6.500% due 11/25/2037	12,684	4,710
6.692% due 09/25/2036 þ	8,854	2,267
6.720% due 04/25/2034 þ	1,782	1,757
6.948% due 06/25/2036 þ	18,418	4,186

GSAMP Trust
2.610% due 10/25/2036 •	1,495	7
4.505% due 12/25/2036 ~	628	310
4.525% due 01/25/2037 ~	6,025	3,610
4.555% due 12/25/2036 ~	922	456
4.595% due 08/25/2036 •	4,362	3,524
4.595% due 11/25/2036 •	914	429
4.605% due 12/25/2036 •	4,881	2,412
4.615% due 11/25/2035 ~	180	13
4.695% due 12/25/2046 •	4,851	2,439
4.705% due 03/25/2047 •	11,284	9,274
4.715% due 06/25/2036 •	4,162	4,073
4.715% due 08/25/2036 •	5,082	4,967
4.715% due 11/25/2036 •	56,530	26,418
4.735% due 06/25/2036 •	26,869	14,897
4.735% due 12/25/2036 ~	429	424
4.755% due 04/25/2036 ~	1,746	1,149
4.775% due 01/25/2037 ~	1,126	1,100
4.805% due 03/25/2047 •	1,924	1,524
4.835% due 11/25/2036 ~	12,493	5,855
4.885% due 06/25/2036 •	7,100	6,001
4.915% due 06/25/2036 ~	3,256	1,797
4.915% due 08/25/2036 •	21,708	20,290
4.955% due 02/25/2046 •	475	439
4.975% due 02/25/2036 •	8,279	7,990
5.080% due 11/25/2035 •	8,287	7,986
5.110% due 11/25/2035 •	66	64
5.215% due 07/25/2045 ~	3,927	3,912
5.320% due 07/25/2045 •	6,976	6,403
5.335% due 11/25/2035 •	3,034	2,955
5.380% due 11/25/2035 •	4,016	3,751
5.410% due 03/25/2035 •	2,897	2,770
6.160% due 12/25/2034 •	5,427	5,265

Home Equity Asset Trust
4.735% due 10/25/2036 •	1,064	1,061
4.735% due 11/25/2036 •	392	383
4.861% due 10/25/2035 •	2,582	2,555
5.005% due 05/25/2036 •	15,044	15,296
5.050% due 04/25/2036 •	352	349
5.095% due 04/25/2036 •	7,055	6,717
5.140% due 01/25/2036 ~	3,319	3,168
5.140% due 02/25/2036 •	14,696	15,551

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.140% due 04/25/2036 •	$14,812	$14,564
5.195% due 11/25/2032 •	128	118
5.380% due 11/25/2035 •	6,747	6,579
5.380% due 12/25/2035 •	2,810	2,708
5.500% due 08/25/2035 •	2,610	2,505
5.635% due 06/25/2032 •	225	222
5.635% due 07/25/2035 ~	5,354	5,300
5.935% due 03/25/2035 •	771	712
6.085% due 12/25/2034 •	1,215	1,217
6.635% due 06/25/2034 •	1,698	1,703
6.985% due 03/25/2033 •	3,044	2,866

HSI Asset Loan Obligation Trust
4.483% due 12/25/2036 þ	12,174	4,014

HSI Asset Securitization Corp. Trust
4.535% due 10/25/2036 •	2,210	751
4.575% due 12/25/2036 •	26,959	23,316
4.575% due 01/25/2037 •	44,756	33,721
4.655% due 10/25/2036 •	15,296	5,215
4.715% due 10/25/2036 •	4,352	1,207
4.755% due 10/25/2036 •	7,796	2,668
4.775% due 12/25/2036 •	25,967	6,314
4.810% due 05/25/2037 •	1,878	1,865
4.815% due 04/25/2037 •	13,624	7,009
4.915% due 10/25/2036 •	1,737	596
4.930% due 02/25/2036 •	5,105	4,865
4.955% due 04/25/2037 •	6,883	3,544
4.960% due 02/25/2036 •	16,250	13,700
5.020% due 12/25/2035 •	6,162	5,898
5.020% due 01/25/2036 •	3,513	3,480
5.050% due 01/25/2036 •	7,185	6,833
5.215% due 01/25/2036 •	5,700	4,896

IndyMac Residential Asset Backed Trust
4.595% due 11/25/2036 •	8,186	7,371
4.595% due 07/25/2037 •	344	188
4.605% due 04/25/2037 •	3,205	2,260
4.625% due 04/25/2037 •	1,178	796
4.625% due 07/25/2037 •	22,412	8,973
4.625% due 07/25/2037 ~	22,412	8,973
4.635% due 07/25/2037 •	14,740	8,063
4.655% due 04/25/2037 ~	37,510	28,768
4.675% due 11/25/2036 ~	7,998	6,473
4.755% due 04/25/2037 ~	7,879	6,913
4.915% due 08/25/2036 •	12,515	11,583
4.995% due 06/25/2036 •	7,824	7,097
5.035% due 03/25/2036 •	18,868	17,055
5.095% due 03/25/2036 •	14,859	13,973
5.215% due 10/25/2035 •	13,050	12,565
5.500% due 08/25/2035 •	8,950	8,788

IXIS Real Estate Capital Trust
4.495% due 05/25/2037 •	5,158	1,074
4.545% due 05/25/2037 •	10,238	2,132
4.595% due 05/25/2037 •	31,977	6,658
4.735% due 01/25/2037 •	74,912	25,631
4.755% due 08/25/2036 •	58,665	16,089
4.835% due 03/25/2036 •	9,581	5,014
4.955% due 08/25/2036 •	29,786	8,168
5.380% due 02/25/2035 •	396	400

JP Morgan Mortgage Acquisition Corp.
3.045% due 10/25/2035 •	6,100	5,294
4.434% due 11/25/2036 •	8,759	8,198
4.655% due 08/25/2036 ~	1,981	1,480
4.665% due 05/25/2037 •	23,550	23,063
4.675% due 05/25/2037 •	32,875	29,936
4.695% due 08/25/2036 •	2,782	2,741
4.705% due 07/25/2036 ~	20,249	18,277
4.755% due 03/25/2037 •	2,682	2,660
4.784% due 11/25/2036 •	1,794	1,885
4.840% due 07/25/2036 ~	12,650	12,465
4.870% due 05/25/2036 •	21,333	19,178
4.915% due 04/25/2036 •	14,332	14,550
4.915% due 08/25/2036 •	16,669	12,448
4.945% due 02/25/2036 ~	2,800	2,769
4.975% due 03/25/2036 •	33,706	32,237
5.020% due 05/25/2035 ~	236	234
5.020% due 01/25/2036 •	10,645	10,849
5.080% due 05/25/2035 •	16,317	14,038
5.095% due 07/25/2036 •	3,200	3,004
5.140% due 09/25/2035 •	3,402	3,402
5.230% due 01/25/2037 •	2,350	2,118
5.365% due 06/25/2035 •	16,467	15,432

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.410% due 12/25/2035 ~	$8,591	$8,020
5.500% due 06/25/2035 •	11,812	9,648
6.330% due 07/25/2036 þ	4,828	1,304
6.910% due 07/25/2036 þ	6,884	1,856

Long Beach Mortgage Loan Trust
4.615% due 09/25/2036 •	9,865	2,636
4.635% due 12/25/2036 •	13,631	4,695
4.655% due 11/25/2036 •	6,585	1,970
4.675% due 08/25/2036 •	5,526	2,196
4.725% due 07/25/2036 •	12,280	8,498
4.735% due 05/25/2036 ~	43,536	23,012
4.735% due 06/25/2036 ~	53,066	24,906
4.735% due 07/25/2036 •	8,934	3,433
4.735% due 09/25/2036 •	36,783	23,565
4.745% due 08/25/2036 •	25,077	12,832
4.745% due 10/25/2036 •	40,379	22,013
4.755% due 05/25/2036 •	8,368	2,461
4.755% due 08/25/2036 •	55,688	22,148
4.755% due 09/25/2036 •	2,926	785
4.755% due 10/25/2036 •	47,475	15,216
4.755% due 12/25/2036 •	21,837	14,867
4.755% due 05/25/2046 •	5,661	5,372
4.775% due 12/25/2036 •	32,724	11,296
4.815% due 03/25/2046 •	69,010	24,446
4.835% due 01/25/2036 •	12,839	12,476
4.875% due 02/25/2036 •	7,433	7,319
4.875% due 11/25/2036 •	11,884	3,557
4.895% due 12/25/2036 •	22,471	7,768
4.915% due 08/25/2036 •	21,326	8,490
4.955% due 05/25/2036 •	25,454	7,522
5.035% due 01/25/2036 •	31,157	28,339
5.065% due 01/25/2046 •	38,532	36,911
5.215% due 08/25/2035 •	319	313
5.230% due 06/25/2034 •	940	958
5.290% due 07/25/2034 •	1,276	1,252
5.560% due 07/25/2033 •	2,175	2,152
5.635% due 11/25/2034 •	3,242	3,058
5.665% due 06/25/2033 •	1,822	1,870
5.860% due 02/25/2035 •	8,445	7,783
7.510% due 03/25/2033 •	21	22

MASTR Asset-Backed Securities Trust
4.535% due 08/25/2036 •	4,696	1,584
4.535% due 10/25/2036 •	36,884	11,991
4.535% due 11/25/2036 •	296	89
4.535% due 01/25/2037 •	39,515	11,209
4.635% due 08/25/2036 •	10,029	3,019
4.635% due 10/25/2036 •	7,101	3,468
4.635% due 11/25/2036 •	13,241	7,823
4.635% due 01/25/2037 •	31,406	8,908
4.655% due 08/25/2036 •	6,596	2,427
4.675% due 10/25/2036 •	30,414	9,898
4.695% due 10/25/2036 •	29,666	13,124
4.725% due 10/25/2036 •	52,178	20,138
4.725% due 01/25/2037 •	25,328	6,659
4.735% due 03/25/2036 ~	6,255	3,721
4.735% due 04/25/2036 •	24,215	4,917
4.735% due 08/25/2036 •	48,172	15,963
4.735% due 05/25/2037 •	5,865	5,257
4.755% due 08/25/2036 •	7,927	2,687
4.755% due 10/25/2036 •	6,315	3,084
4.755% due 01/25/2037 •	34,680	9,836
4.835% due 04/25/2036 •	62,679	9,650
4.855% due 10/25/2036 •	8,281	4,045
4.855% due 11/25/2036 •	17,976	5,428
4.855% due 05/25/2037 •	737	714
4.875% due 11/25/2036 •	2,455	1,451
4.895% due 01/25/2037 •	21,613	6,130
4.915% due 06/25/2036 ~	3,803	1,337
4.915% due 08/25/2036 •	49,012	15,972
4.925% due 10/25/2036 •	5,798	2,248
4.955% due 06/25/2036 •	1,494	1,385
4.975% due 02/25/2036 •	8,992	3,275
5.005% due 01/25/2036 ~	1,630	1,625
5.015% due 01/25/2036 •	170	171
5.050% due 01/25/2036 •	11,797	10,516
5.185% due 03/25/2035 •	8,294	7,763
5.185% due 10/25/2035 ~	10,548	10,068
5.365% due 06/25/2035 •	147	155
5.410% due 05/25/2035 •	692	720
5.440% due 03/25/2035 •	3,236	3,210

32	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.485% due 05/25/2035 •	$2,000	$1,972
5.585% due 08/25/2037 •	16,677	14,542
9.085% due 05/25/2033 •	2,942	2,818

MASTR Specialized Loan Trust
4.955% due 02/25/2036 ~	1,154	1,129
5.175% due 01/25/2037 ~	9,491	3,795

Merrill Lynch First Franklin Mortgage Loan Trust
4.775% due 04/25/2037 •	33,995	13,061
4.775% due 05/25/2037 •	13,841	9,486
4.915% due 05/25/2037 •	24,443	16,849
4.935% due 04/25/2037 •	20,822	8,057
5.075% due 05/25/2037 •	15,273	10,576
5.285% due 10/25/2037 •	25,851	15,614

Merrill Lynch Mortgage Investors Trust
3.872% due 03/25/2037 þ	21,639	4,357
4.413% due 11/25/2037 •	14,481	7,073
4.555% due 11/25/2037 •	5,803	1,854
4.575% due 04/25/2047 •	8,370	3,336
4.591% due 11/25/2037 ~	21,798	7,009
4.635% due 05/25/2037 •	2,791	306
4.635% due 07/25/2037 •	3,608	777
4.675% due 10/25/2037 •	20,233	3,017
4.725% due 08/25/2037 •	6,824	6,209
4.735% due 06/25/2037 •	14,080	3,732
4.735% due 08/25/2037 •	1,915	1,878
4.735% due 09/25/2037 •	43,304	12,390
4.755% due 03/25/2037 •	5,052	1,337
4.755% due 04/25/2037 •	9,818	4,652
4.755% due 05/25/2037 •	5,819	3,461
4.755% due 07/25/2037 •	2,598	1,500
4.765% due 03/25/2037 •	19,857	6,679
4.805% due 05/25/2037 •	7,047	1,987
4.815% due 04/25/2047 •	23,403	9,328
4.915% due 08/25/2037 •	971	784
4.935% due 03/25/2037 •	25,135	19,068
4.975% due 04/25/2047 •	1,417	565
5.035% due 12/25/2036 •	9,677	9,340
5.035% due 01/25/2037 •	14,485	13,605
5.155% due 05/25/2036 •	44	44
5.185% due 09/25/2035 ~	1,776	1,759
5.230% due 09/25/2035 •	44	43
5.305% due 05/25/2036 •	4,037	3,376
5.335% due 02/25/2047 •	22,453	13,161
5.365% due 07/25/2035 ~	6,258	6,220
5.380% due 02/25/2036 •	1,291	1,289
5.410% due 04/25/2036 •	1,948	1,924
5.440% due 06/25/2036 •	2,926	2,349
5.470% due 02/25/2036 •	498	471
5.560% due 08/25/2036 •	1,574	1,780
6.910% due 06/25/2034 •	338	336
7.997% due 04/25/2035 •	260	212

MESA Trust
7.660% due 11/25/2031 •	721	625

Morgan Stanley ABS Capital, Inc. Trust
4.495% due 05/25/2037 •	4,412	3,963
4.535% due 10/25/2036 •	3,923	1,717
4.535% due 11/25/2036 •	1,476	833
4.545% due 03/25/2037 •	2,676	1,138
4.565% due 10/25/2036 •	13,356	11,908
4.565% due 12/25/2036 •	40,124	24,900
4.565% due 01/25/2037 ~	20,150	9,175
4.575% due 10/25/2036 ~	34,175	14,961
4.575% due 11/25/2036 •	2,489	1,192
4.575% due 05/25/2037 ~	12,748	11,451
4.575% due 05/25/2037 •	7,796	5,976
4.585% due 10/25/2036 ~	14,205	7,390
4.585% due 12/25/2036 •	3,884	1,965
4.595% due 09/25/2036 •	221	97
4.615% due 02/25/2037 •	23,889	7,623
4.615% due 03/25/2037 •	23,835	10,138
4.615% due 05/25/2037 •	10,243	9,201
4.625% due 05/25/2037 •	12,251	9,391
4.635% due 09/25/2036 •	2,616	1,150
4.635% due 02/25/2037 ~	8,336	3,628
4.635% due 05/25/2037 ~	3,289	1,880
4.655% due 10/25/2036 •	1,210	530
4.655% due 11/25/2036 ~	10,088	4,832
4.665% due 10/25/2036 •	8,114	4,221
4.665% due 02/25/2037 •	29,022	9,264

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.685% due 12/25/2036 •	$4,193	$2,121
4.685% due 03/25/2037 •	39,638	16,860
4.685% due 05/25/2037 •	15,909	14,291
4.695% due 09/25/2036 •	41,108	18,329
4.695% due 02/25/2037 ~	20,223	8,802
4.695% due 05/25/2037 •	9,850	7,550
4.715% due 08/25/2036 •	26,193	13,069
4.735% due 06/25/2036 •	4,924	2,482
4.735% due 09/25/2036 •	13,319	4,616
4.755% due 09/25/2036 •	23,232	10,211
4.765% due 02/25/2037 ~	6,926	3,015
4.795% due 03/25/2036 •	2,066	1,711
4.895% due 09/25/2036 ~	3,533	1,553
4.935% due 04/25/2036 •	11,788	11,194
4.935% due 08/25/2036 •	10,527	5,251
4.975% due 03/25/2036 ~	72,770	60,320
4.975% due 03/25/2036 •	4,370	4,273
4.990% due 01/25/2036 ~	15,700	12,834
5.015% due 01/25/2036 •	7,581	7,345
5.015% due 02/25/2036 •	2,917	2,898
5.035% due 12/25/2035 •	17,327	16,232
5.055% due 12/25/2035 •	4,837	4,747
5.095% due 01/25/2035 •	954	961
5.110% due 09/25/2035 •	301	288
5.140% due 02/25/2035 •	705	697
5.175% due 01/25/2034 •	4,568	4,600
5.215% due 01/25/2035 •	3,371	3,378
5.245% due 04/25/2034 •	1,975	2,000
5.260% due 08/25/2034 •	101	98
5.320% due 11/25/2034 ~	1,709	1,628
5.335% due 05/25/2034 •	8,634	9,000
5.335% due 08/25/2034 •	10,295	10,476
5.350% due 07/25/2034 •	1,727	1,779
5.350% due 09/25/2034 •	6,816	6,745
5.365% due 07/25/2035 •	3,141	3,058
5.395% due 03/25/2035 •	4,577	4,381
5.410% due 07/25/2034 •	237	250
5.410% due 07/25/2035 •	3,750	3,280
5.425% due 06/25/2035 •	2,880	2,855
5.470% due 01/25/2035 •	2,114	1,879
5.470% due 03/25/2035 ~	2,526	2,249
5.470% due 07/25/2035 ~	2,096	2,054
5.495% due 09/25/2034 •	323	332
5.515% due 03/25/2033 •	13	13
5.530% due 01/25/2035 •	2,614	2,281
5.685% due 07/25/2037 ~	14,010	12,380
8.235% due 02/25/2047 •	24,337	20,018

Morgan Stanley Dean Witter Capital, Inc. Trust
5.785% due 02/25/2033 •	227	238

Morgan Stanley Home Equity Loan Trust
4.535% due 12/25/2036 ~	3,130	1,498
4.535% due 04/25/2037 ~	5,811	3,009
4.575% due 12/25/2036 •	38,472	18,424
4.605% due 04/25/2037 •	8,209	4,250
4.755% due 04/25/2036 •	6,662	4,645
4.785% due 04/25/2037 •	17,284	8,951
4.945% due 02/25/2036 •	650	614
4.955% due 04/25/2036 •	10,157	7,077
5.425% due 05/25/2035 •	4,918	4,839

Morgan Stanley IXIS Real Estate Capital Trust
4.505% due 11/25/2036 •	7,748	2,489
4.545% due 11/25/2036 •	28,744	9,235
4.585% due 11/25/2036 •	1,472	473
4.655% due 11/25/2036 •	19,655	6,314
4.735% due 07/25/2036 •	6,358	2,519
4.895% due 07/25/2036 •	24,745	9,804

Morgan Stanley Mortgage Loan Trust
4.775% due 10/25/2036 •	2,144	601
4.775% due 11/25/2036 •	19,668	3,697
5.750% due 04/25/2037 ~	2,170	1,060
6.000% due 02/25/2037 ~	112	104
6.122% due 01/25/2047 þ	92	87
6.254% due 01/25/2047 þ	5,638	2,636
6.263% due 01/25/2047 þ	7,043	2,090
6.419% due 09/25/2046 þ	13,201	2,737
6.465% due 09/25/2046 þ	3,523	1,160
6.604% due 09/25/2046 þ	9,207	1,907

Morgan Stanley Structured Trust
4.735% due 06/25/2037 ~	45,450	41,303

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nationstar Home Equity Loan Trust
4.610% due 06/25/2037 •	$185	$181
4.685% due 06/25/2037 •	2,774	2,432
4.840% due 03/25/2037 •	2,403	2,382
4.855% due 03/25/2037 •	11,347	10,919
4.885% due 03/25/2037 •	8,000	7,238
4.975% due 09/25/2036 •	29,047	28,643
4.990% due 09/25/2036 •	1,338	1,272
5.050% due 04/25/2037 •	17,031	16,243
5.075% due 04/25/2037 ~	1,796	1,777

New Century Home Equity Loan Trust
4.795% due 05/25/2036 •	7,062	7,104
4.852% due 11/25/2033 þ	51	47
5.080% due 12/25/2035 •	5,152	4,931
5.170% due 10/25/2035 •	35,480	30,526
5.175% due 08/25/2034 ~	85	85
5.200% due 02/25/2035 ~	11,455	11,320
5.215% due 03/25/2035 •	807	801
5.380% due 09/25/2035 •	10,035	9,959
5.410% due 06/25/2035 •	4,529	4,389
5.440% due 07/25/2035 •	10,260	10,178
5.485% due 07/25/2035 •	32,115	31,416
5.500% due 03/25/2035 •	2,853	2,834
5.560% due 03/25/2035 •	3,758	3,653

Newcastle Mortgage Securities Trust
4.625% due 04/25/2037 •	12,818	12,382
4.665% due 04/25/2037 •	2,881	2,850
4.775% due 04/25/2037 ~	14,485	13,339
4.935% due 04/25/2037 •	7,785	6,672
5.155% due 03/25/2036 ~	5,500	5,460
5.290% due 03/25/2036 •	16,347	15,977

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.735% due 07/25/2036 ~	20,781	19,354
4.870% due 03/25/2036 •	264	264
4.915% due 03/25/2036 •	4,024	3,953
5.065% due 02/25/2036 ~	2,289	2,123
5.095% due 11/25/2035 •	7,501	7,216

NovaStar Mortgage Funding Trust
4.615% due 09/25/2037 •	26,230	24,844
4.695% due 03/25/2037 ~	86,954	56,454
4.735% due 06/25/2036 ~	1,207	880
4.775% due 01/25/2037 ~	1,092	363
5.125% due 01/25/2036 •	11,300	10,453
5.170% due 01/25/2036 ~	14,500	14,014
5.260% due 06/25/2034 •	254	250
5.320% due 01/25/2036 •	3,000	2,544
5.350% due 10/25/2035 •	10,291	10,018
5.605% due 06/25/2035 •	21,000	20,857

Option One Mortgage Loan Trust
4.555% due 03/25/2037 •	795	773
4.565% due 07/25/2037 •	3,569	2,279
4.575% due 01/25/2037 ~	27,261	16,948
4.575% due 03/25/2037 ~	26,413	17,614
4.575% due 03/25/2037 •	26,941	14,887
4.585% due 03/25/2037 •	37,320	18,626
4.605% due 05/25/2037 ~	6,074	3,245
4.615% due 04/25/2037 ~	20,489	11,420
4.615% due 07/25/2037 •	4,192	2,676
4.625% due 07/25/2037 •	860	759
4.635% due 07/25/2036 •	7,604	4,358
4.655% due 04/25/2037 ~	101,533	69,868
4.655% due 05/25/2037 •	92,883	55,929
4.675% due 04/25/2037 ~	6,676	3,536
4.685% due 03/25/2037 ~	4,606	2,299
4.715% due 02/25/2037 ~	18,648	8,793
4.715% due 02/25/2037 •	10,483	6,624
4.735% due 05/25/2037 •	6,947	3,711
4.745% due 04/25/2037 •	2,885	1,632
5.005% due 01/25/2036 •	54,206	42,056
5.230% due 05/25/2034 ~	1,793	1,842
5.305% due 05/25/2035 •	3,941	3,342
5.335% due 01/25/2034 •	9,210	8,773
5.860% due 11/25/2034 •	12	13

Option One Mortgage Loan Trust Asset-Backed Certificates
5.065% due 12/25/2035 •	2,539	2,467
5.095% due 12/25/2035 •	8,709	7,594
5.125% due 11/25/2035 •	8,863	8,518
5.170% due 11/25/2035 •	5,889	5,024
5.290% due 10/25/2032 •	1,126	1,282

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	33

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ownit Mortgage Loan Trust
3.119% due 10/25/2035 þ	$6,125	$3,420
4.715% due 10/25/2037 •	8,811	9,355
4.735% due 07/25/2037 •	13,780	12,319
4.765% due 03/25/2037 •	9,228	9,250
4.955% due 07/25/2037 •	6,392	5,717
5.110% due 06/25/2036 •	4,923	4,088
5.335% due 10/25/2036 •	5,739	5,506
5.455% due 03/25/2036 •	3,263	2,846

Park Place Securities, Inc.
5.380% due 09/25/2035 •	4,000	3,595

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.155% due 05/25/2035 •	4,876	4,821
5.170% due 08/25/2035 ~	53	52
5.170% due 09/25/2035 •	1,572	1,539
5.215% due 08/25/2035 •	4,000	3,703
5.260% due 07/25/2035 ~	17,000	16,171
5.365% due 05/25/2035 •	22,971	21,511
5.410% due 07/25/2035 •	21,655	17,579
5.440% due 06/25/2035 •	11,823	11,342
5.470% due 05/25/2035 •	4,784	3,852
5.485% due 10/25/2034 ~	2,700	2,667
5.485% due 06/25/2035 •	4,641	3,972
5.605% due 03/25/2035 •	17,052	15,960
5.755% due 01/25/2036 •	6,000	5,729
6.010% due 02/25/2035 •	12,810	12,590
6.160% due 02/25/2035 •	3,247	2,970
6.205% due 10/25/2034 •	17,186	16,428
6.235% due 09/25/2034 •	2,610	2,512
6.235% due 12/25/2034 ~	12,377	12,343
6.235% due 12/25/2034 •	3,973	3,914
6.310% due 10/25/2034 •	3,846	3,412
6.310% due 12/25/2034 •	8,426	7,928
6.535% due 09/25/2034 •	3,062	2,629

People’s Choice Home Loan Securities Trust
6.160% due 10/25/2034 •	4,024	3,626

People’s Financial Realty Mortgage Securities Trust
4.565% due 09/25/2036 •	27,961	5,229
4.575% due 09/25/2036 ~	24,948	6,198

Popular ABS Mortgage Pass-Through Trust
4.745% due 06/25/2047 •	8,176	7,583
4.930% due 07/25/2036 •	1,824	1,735
4.975% due 05/25/2036 •	2,610	2,491
5.305% due 02/25/2036 •	1,234	1,166
5.917% due 04/25/2035 þ	2,751	2,706

RAAC Trust
4.935% due 02/25/2037 •	2,629	2,580
5.135% due 11/25/2046 •	983	898
5.195% due 10/25/2046 •	5,435	5,293
5.410% due 02/25/2046 •	19,158	18,798
6.085% due 05/25/2039 •	1,320	1,367

RCKT Mortgage Trust
5.344% due 09/25/2044 þ	25,076	25,037
6.025% due 02/25/2044 ~	11,685	11,758
6.141% due 04/25/2044 ~	60,562	61,104
6.147% due 06/25/2044 þ	67,720	68,375

Renaissance Home Equity Loan Trust
3.991% due 08/25/2033 •	573	530
5.512% due 04/25/2037 þ	6,555	1,678
5.580% due 11/25/2036 þ	12,329	4,063
5.612% due 04/25/2037 þ	853	222
5.675% due 06/25/2037 þ	3,891	975
5.731% due 11/25/2036 þ	548	186
5.744% due 06/25/2037 þ	137,503	34,899
5.761% due 04/25/2037 þ	2,781	744
5.797% due 08/25/2036 þ	662	241
5.812% due 11/25/2036 þ	9,025	3,098
5.879% due 06/25/2037 þ	8,523	2,216
5.893% due 06/25/2037 þ	6,639	1,730
5.906% due 06/25/2037 þ	23,928	6,249
6.011% due 05/25/2036 þ	9,006	4,290
6.066% due 02/25/2036 þ	270	227
6.115% due 08/25/2036 þ	17,329	6,662
6.120% due 11/25/2036 þ	683	247
6.203% due 06/25/2037 þ	38,172	10,638
7.750% due 09/25/2037 þ	29,328	11,769

Residential Asset Mortgage Products Trust
4.780% due 12/25/2036 •	15,000	14,049

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.875% due 12/25/2035 ~	$16,533	$14,970
4.975% due 02/25/2036 ~	1,232	1,191
5.035% due 02/25/2036 ~	357	356
5.080% due 02/25/2036 •	2,205	2,141
5.135% due 12/25/2035 •	20,157	18,052
5.185% due 04/25/2034 •	2,393	2,393
5.305% due 04/25/2034 •	1,321	1,330
5.305% due 10/25/2035 •	11,246	10,883
5.320% due 11/25/2035 •	7,000	6,685
5.380% due 09/25/2035 •	9,573	9,386
5.380% due 10/25/2035 •	700	612
5.485% due 08/25/2035 •	1,527	1,506
5.500% due 07/25/2035 •	6,066	5,993
6.010% due 04/25/2034 •	1,660	1,644
6.115% due 08/25/2035 •	12,534	11,611
6.415% due 04/25/2034 •	2,821	2,897

Residential Asset Securities Corp. Trust
4.655% due 02/25/2037 ~	5,636	5,488
4.675% due 10/25/2036 •	18,281	18,093
4.685% due 11/25/2036 ~	61,482	55,179
4.715% due 07/25/2036 •	16,370	15,970
4.715% due 09/25/2036 •	1,123	1,108
4.775% due 11/25/2036 •	6,826	6,358
4.855% due 04/25/2037 •	5,865	5,713
4.875% due 01/25/2037 •	4,167	4,045
4.945% due 04/25/2036 •	23,954	22,007
4.955% due 07/25/2036 •	9,739	8,619
4.975% due 07/25/2036 •	19,860	17,341
4.995% due 04/25/2036 ~	2,935	2,934
5.035% due 02/25/2036 •	3,805	3,788
5.050% due 11/25/2035 •	14,897	14,160
5.095% due 10/25/2035 •	9,281	9,029
5.115% due 04/25/2037 •	31,397	30,323
5.115% due 05/25/2037 •	582	577
5.140% due 09/25/2035 •	6,925	6,616
5.140% due 11/25/2035 •	259	252
5.155% due 01/25/2036 •	1,757	1,736
5.185% due 04/25/2034 •	885	873
5.275% due 09/25/2034 ~	503	492
5.305% due 11/25/2035 •	10,475	9,049
5.320% due 12/25/2035 •	1,516	1,374
5.335% due 11/25/2035 •	6,763	6,633
5.395% due 08/25/2035 ~	3,524	3,496
5.470% due 08/25/2035 •	4,230	4,129
5.680% due 03/25/2035 •	530	523
5.980% due 09/25/2034 ~	895	833
6.160% due 11/25/2034 •	116	116
6.160% due 08/25/2035 •	4,551	4,396
6.235% due 01/25/2034 •	2,163	2,185
6.235% due 04/25/2035 •	1,982	1,924
6.385% due 11/25/2034 •	802	798
6.910% due 11/25/2034 •	1,948	1,928

Saxon Asset Securities Trust
1.783% due 05/25/2035 ~	1,658	1,327
2.133% due 11/25/2035 ~	8,994	6,229
2.133% due 11/25/2035 •	4,000	3,566
4.238% due 12/25/2033 •	1,316	1,285
4.615% due 05/25/2037 •	22,440	16,281
4.745% due 09/25/2037 ~	8,138	7,802
4.925% due 09/25/2047 •	4,148	3,625
5.110% due 11/25/2037 •	9,127	8,798
5.155% due 11/25/2037 •	4,873	4,101
5.230% due 03/25/2031 •	148	127
5.365% due 11/25/2037 •	5,416	4,403
5.410% due 12/26/2034 •	186	169
6.185% due 12/25/2037 ~	4,876	4,223
9.310% due 12/26/2034 •	532	77

Securitized Asset-Backed Receivables LLC Trust
4.555% due 12/25/2036 •	446	96
4.635% due 07/25/2036 •	19,442	7,622
4.695% due 12/25/2036 •	6,194	5,748
4.715% due 07/25/2036 •	10,027	8,453
4.735% due 07/25/2036 ~	19,395	7,603
4.735% due 09/25/2036 •	3,811	1,284
4.755% due 07/25/2036 ~	5,038	1,650
4.755% due 12/25/2036 •	28,753	6,191
4.835% due 12/25/2036 •	66,224	23,980
4.915% due 07/25/2036 •	3,549	1,391
5.080% due 10/25/2035 •	3,363	2,723
5.110% due 01/25/2035 •	746	676
5.155% due 10/25/2035 •	963	831

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SG Mortgage Securities Trust
4.715% due 10/25/2036 •	$14,196	$12,910
4.755% due 07/25/2036 ~	8,469	1,764
4.895% due 07/25/2036 •	7,926	1,658
4.975% due 02/25/2036 •	1,183	582
5.140% due 10/25/2035 •	2,000	1,859

Soundview Home Loan Trust
4.337% due 04/25/2035 •	464	449
4.515% due 06/25/2037 ~	3,843	2,516
4.585% due 06/25/2037 ~	10,679	6,993
4.605% due 07/25/2037 ~	1,330	1,170
4.605% due 08/25/2037 ~	7,878	6,832
4.635% due 06/25/2037 •	124,348	84,313
4.645% due 06/25/2037 •	15,744	10,309
4.655% due 01/25/2037 ~	588	427
4.655% due 02/25/2037 ~	181	49
4.715% due 06/25/2037 •	4,705	3,081
4.735% due 03/25/2037 •	8,354	7,946
4.755% due 01/25/2037 •	29,707	21,552
4.775% due 11/25/2036 •	59,889	16,463
4.840% due 12/25/2036 •	9,244	9,159
4.895% due 06/25/2036 •	4,575	4,404
4.900% due 02/25/2036 •	11,221	10,498
4.900% due 06/25/2036 •	1,209	1,070
4.915% due 07/25/2036 •	9,251	8,414
4.915% due 01/25/2037 •	12,929	9,379
4.935% due 10/25/2036 •	20,626	19,682
4.935% due 11/25/2036 •	6,588	6,212
4.952% due 03/25/2036 •	975	853
4.990% due 03/25/2036 •	14,893	14,633
5.035% due 01/25/2037 •	16,471	15,917
5.125% due 12/25/2035 •	7,646	7,088
5.175% due 02/25/2037 •	19,337	5,214
5.185% due 06/25/2035 •	17,750	16,113
5.185% due 03/25/2036 •	315	312
5.290% due 01/25/2035 •	107	91
5.335% due 10/25/2037 ~	1,781	1,351
5.385% due 09/25/2037 •	3,220	2,665
5.410% due 08/25/2035 •	8,802	6,583
5.410% due 11/25/2035 •	3,946	3,885
5.470% due 05/25/2035 •	3,704	3,701
5.515% due 07/25/2035 •	1,254	1,248
5.735% due 11/25/2033 •	61	63

Structured Asset Investment Loan Trust
4.695% due 07/25/2036 ~	28,127	20,614
4.715% due 06/25/2036 •	9,331	9,173
4.735% due 07/25/2036 •	358	353
4.780% due 07/25/2036 •	31,381	18,085
5.035% due 01/25/2036 ~	300	296
5.050% due 01/25/2036 •	43,003	34,854
5.055% due 01/25/2036 ~	30,008	28,161
5.065% due 11/25/2035 ~	9,571	9,369
5.155% due 04/25/2033 ~	142	149
5.155% due 04/25/2035 •	397	393
5.155% due 07/25/2035 •	8,707	8,339
5.155% due 10/25/2035 ~	16,861	16,461
5.170% due 09/25/2035 •	19,778	17,728
5.185% due 07/25/2035 •	2,660	2,529
5.200% due 08/25/2035 •	12,209	11,905
5.215% due 02/25/2035 •	4,784	4,717
5.215% due 03/25/2035 •	6,893	6,604
5.260% due 05/25/2034 •	252	243
5.335% due 04/25/2035 •	17,440	16,394
5.365% due 09/25/2034 ~	292	253
5.365% due 06/25/2035 •	1,432	1,379
5.385% due 07/25/2033 •	628	611
5.385% due 08/25/2033 •	2,896	2,805
5.410% due 01/25/2035 •	4,200	3,897
5.410% due 05/25/2035 •	25,492	23,171
5.515% due 05/25/2035 •	1,256	824
5.560% due 07/25/2033 ~	445	440
5.710% due 11/25/2034 •	5,203	5,401
5.710% due 12/25/2034 •	512	495
5.935% due 11/25/2034 ~	1,887	2,039
6.160% due 10/25/2034 •	2,171	2,300
6.160% due 11/25/2034 ~	1,948	2,068
6.760% due 11/25/2034 •	96	104
7.060% due 08/25/2033 •	2	2
7.210% due 10/25/2033 •	102	115
7.435% due 06/25/2033 •	2,235	2,237

34	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.435% due 11/25/2034 •	$2,222	$2,308
7.585% due 08/25/2033 •	1,046	970

Structured Asset Securities Corp.
4.856% due 02/25/2035 •	5,938	6,243
4.975% due 05/25/2031 •	2,721	1,954
5.140% due 02/25/2035 •	3,758	3,797
5.185% due 02/25/2035 •	2,425	2,245
6.464% due 05/25/2031 •	4,810	3,586

Structured Asset Securities Corp. Mortgage Loan Trust
4.575% due 08/25/2046 •	15,509	14,760
4.585% due 09/25/2036 ~	4,328	4,195
4.595% due 03/25/2036 •	9,800	9,504
4.595% due 04/25/2036 •	3,447	3,427
4.595% due 01/25/2037 •	14,062	13,259
4.655% due 10/25/2037 •	33,831	21,212
4.665% due 01/25/2037 •	35,212	20,088
4.665% due 05/25/2047 ~	1,425	1,384
4.675% due 01/25/2037 •	4,620	4,315
4.695% due 05/25/2036 •	7,542	7,387
4.705% due 04/25/2036 •	4,693	4,617
4.735% due 03/25/2037 •	16,154	10,749
4.745% due 08/25/2046 •	3,244	2,945
4.795% due 03/25/2037 •	3,504	1,317
4.855% due 02/25/2037 •	2,946	2,891
4.870% due 07/25/2036 •	46,869	46,156
4.870% due 09/25/2036 •	49,824	48,369
4.935% due 03/25/2037 •	15,234	5,731
4.935% due 11/25/2037 •	5,750	5,222
4.960% due 07/25/2036 •	2,528	2,477
5.005% due 10/25/2036 •	3,225	3,195
5.035% due 01/25/2037 •	12,207	9,962
5.035% due 03/25/2037 •	5,246	1,975
5.055% due 05/25/2036 •	17,714	17,301
5.055% due 02/25/2037 •	1,736	1,701
5.065% due 05/25/2035 •	8	8
5.110% due 04/25/2035 •	4,695	4,535
5.110% due 06/25/2035 •	2,969	2,875
5.140% due 02/25/2036 •	9,749	9,724
5.230% due 02/25/2036 ~	4,889	4,802
5.335% due 05/25/2035 •	447	445
5.380% due 05/25/2035 •	115	114
5.410% due 05/25/2035 •	7,853	7,656
5.425% due 05/25/2035 •	444	431
5.440% due 11/25/2035 •	996	992
5.485% due 05/25/2035 •	677	628
5.535% due 10/25/2037 •	88,461	38,631
5.605% due 02/25/2035 •	234	213
6.085% due 05/25/2035 •	35	35
6.435% due 08/25/2037 ~	679	677
6.535% due 11/25/2035 •	3,000	2,946
7.060% due 11/25/2035 •	3,197	3,132
7.810% due 08/25/2037 •	22,510	20,897

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.260% due 01/25/2035 •	933	967

Structured Asset Securities Corp. Trust
5.125% due 09/25/2035 •	7,089	6,751

Terwin Mortgage Trust
4.290% due 09/25/2036 •	9,633	4,004
4.775% due 07/25/2037 •	1,533	1,493
4.975% due 07/25/2037 •	4,960	4,408
4.975% due 08/25/2037 •	17,870	7,880
5.055% due 04/25/2037 •	13,172	12,811
5.410% due 07/25/2035 •	6,076	4,656
5.560% due 04/25/2036 •	613	614
5.635% due 04/25/2036 •	1,857	1,847
6.685% due 10/25/2038 •	789	788

Towd Point Mortgage Trust
5.848% due 01/25/2064 •	34,023	34,162
6.125% due 02/25/2064 •	21,262	21,403
6.290% due 05/25/2064 •	65,538	66,174

Wachovia Mortgage Loan Trust LLC
5.125% due 10/25/2035 •	3,780	3,449

WaMu Asset-Backed Certificates WaMu Trust
4.545% due 04/25/2037 •	41	15
4.605% due 07/25/2047 •	11,227	6,470
4.660% due 05/25/2037 •	27,117	25,320
4.675% due 05/25/2037 ~	17,208	15,196
4.685% due 05/25/2037 •	13,375	11,814
4.735% due 01/25/2037 •	28,285	24,308

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Asset-Backed Certificates Trust
4.343% due 10/25/2036 •	$11,897	$4,139
4.735% due 05/25/2036 •	8,698	6,715
4.915% due 08/25/2036 •	8,190	5,186

Wells Fargo Home Equity Asset-Backed Securities Trust
4.870% due 07/25/2036 •	2,358	2,349
4.895% due 04/25/2037 ~	6,132	6,029
4.915% due 07/25/2036 •	6,795	6,688
4.945% due 05/25/2036 •	3,824	3,800
4.990% due 05/25/2036 •	3,440	3,274
5.035% due 04/25/2037 •	5,000	3,620
6.160% due 11/25/2035 •	256	256
6.985% due 11/25/2035 •	12,883	12,443

		8,500,242

HOME EQUITY SEQUENTIAL 0.1%

ABFC Trust
4.655% due 01/25/2037 ~	9,165	5,088
4.755% due 01/25/2037 •	51,443	28,562
4.875% due 01/25/2037 ~	30,736	17,065

Countrywide Asset-Backed Certificates Trust
5.989% due 10/25/2046 •	4	5

Credit-Based Asset Servicing & Securitization LLC
3.190% due 12/25/2035 þ	8,695	8,510

Credit-Based Asset Servicing & Securitization Trust
3.151% due 01/25/2037 þ	26,441	7,467

JP Morgan Mortgage Acquisition Corp.
4.250% due 10/25/2030 þ	3,073	1,539
4.250% due 01/25/2037 þ	527	264
4.407% due 07/25/2036 •	2,763	2,735
4.434% due 11/25/2036 •	3,698	3,340
4.535% due 03/25/2047 •	95	64

Morgan Stanley Mortgage Loan Trust
4.615% due 02/25/2037 •	2,818	577
4.735% due 02/25/2037 •	3,353	687
4.895% due 02/25/2037 ~	2,775	569
4.915% due 04/25/2037 •	51,314	13,735
5.155% due 04/25/2037 •	7,338	1,953

New Century Home Equity Loan Trust
4.852% due 11/25/2033 ~	5	5

Saxon Asset Securities Trust
4.915% due 10/25/2046 •	2,734	2,370

Structured Asset Investment Loan Trust
4.955% due 05/25/2036 •	14,091	5,598
5.035% due 03/25/2036 •	10,000	5,064

Structured Asset Securities Corp. Mortgage Loan Trust
4.675% due 01/25/2037 •	15,186	9,415
5.035% due 12/25/2035 •	10,613	9,560
5.055% due 12/25/2036 •	38,715	22,830
6.535% due 08/25/2037 •	7,000	6,933

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.450% due 02/25/2032	45	11

Wells Fargo Home Equity Asset-Backed Securities Trust
4.855% due 03/25/2037 •	425	422

		154,368

MANUFACTURING HOUSE ABS OTHER 0.0%

ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030 ~	4,310	4,326

BankAmerica Manufactured Housing Contract Trust
7.223% due 12/10/2025 ~	5,000	535

Bombardier Capital Mortgage Securitization Corp.
6.530% due 10/15/2028 •	127	126
7.935% due 12/15/2030 •	2,068	2,116

Conseco Finance Corp.
7.220% due 03/15/2028 ~	471	475

Conseco Finance Securitizations Corp.
8.060% due 09/01/2029 ~	7,260	1,073

Greenpoint Manufactured Housing
8.573% due 06/08/2031 •	4,058	4,002

		12,653

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MANUFACTURING HOUSE SEQUENTIAL 0.1%

Bombardier Capital Mortgage Securitization Corp.
6.975% due 12/15/2029 •	$8,918	$663
7.180% due 12/15/2029 •	22,628	1,732
7.575% due 06/15/2030 •	16,139	1,229

Cascade MH Asset Trust
5.695% due 11/25/2056 ~	5,482	5,566

Conseco Finance Corp.
6.440% due 12/01/2030	1,322	1,332
7.860% due 03/01/2030 ~	11,208	3,416

Conseco Finance Securitizations Corp.
7.360% due 06/01/2030 ~	49,814	13,920
7.490% due 07/01/2031 þ	8,203	8,334
7.770% due 09/01/2031 þ	3,883	3,948
7.960% due 05/01/2031	21,173	4,467
7.970% due 05/01/2032	7,164	1,019
8.200% due 05/01/2031	29,477	6,404
8.260% due 12/01/2030 •	74,286	13,884
8.310% due 05/01/2032 •	40,754	6,043
8.850% due 12/01/2030 •	1,831	247

Mid-State Trust
4.864% due 07/15/2038	158	158

Newcastle Investment Trust
8.114% due 05/01/2033 ~	32,162	31,688

Oakwood Mortgage Investors, Inc.
7.945% due 03/15/2049	2,929	422

		104,472

WHOLE LOAN COLLATERAL 0.6%

Bear Stearns Asset-Backed Securities Trust
5.235% due 09/25/2046 ~	2,088	1,994
5.500% due 08/25/2036	125	125
5.685% due 07/25/2036 •	567	500
5.693% due 10/25/2036 •	36	18
6.000% due 08/25/2036	2,023	2,013
6.500% due 08/25/2036	3,103	973
6.685% due 04/25/2036 •	5,520	5,722

Citigroup Mortgage Loan Trust
4.507% due 03/25/2036 þ	1,773	830
4.835% due 11/25/2046 ~	8,132	7,981
4.855% due 06/25/2037 •	6,302	5,747
4.885% due 10/25/2036 •	1,438	1,437
4.885% due 01/25/2037 •	2,500	2,413
4.915% due 11/25/2036 •	2,500	2,334
5.110% due 03/25/2037 •	20,862	20,849
5.135% due 11/25/2046 •	12,375	10,540
5.749% due 08/25/2035 þ	14	13
5.830% due 11/25/2034 þ	2,162	2,178
5.935% due 07/25/2037 •	8,380	8,158
6.485% due 05/25/2036 þ	11,060	4,027

Countrywide Asset-Backed Certificates Trust
4.915% due 04/25/2036 •	6,108	5,426
4.935% due 03/25/2036 ~	884	912
5.115% due 03/25/2036 •	24,222	20,896

First Franklin Mortgage Loan Trust
4.540% due 09/25/2036 •	5,417	5,126
4.550% due 07/25/2036 •	227	221
4.555% due 11/25/2036 •	13,225	12,540
4.585% due 12/25/2036 •	7,180	6,130
4.595% due 11/25/2036 •	122	122
4.619% due 04/25/2035 •	2,788	2,741
4.715% due 12/25/2036 •	4,778	1,942
4.715% due 03/25/2037 •	19,732	10,290
4.735% due 05/25/2036 •	1,115	1,093
4.735% due 08/25/2036 •	20,728	19,980
4.745% due 09/25/2036 •	27,170	25,186
4.745% due 11/25/2036 •	3,900	3,281
4.755% due 12/25/2037 •	13,755	12,512
4.815% due 02/25/2036 •	10,797	10,202
4.855% due 12/25/2037 •	10,965	9,974
4.870% due 04/25/2036 •	9,023	8,498
4.875% due 01/25/2038 •	268	146
4.895% due 07/25/2036 •	14,895	14,632
4.924% due 03/25/2036 •	17,240	16,544
5.005% due 02/25/2036 •	22,712	21,435
5.015% due 02/25/2036 •	977	974

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	35

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.095% due 01/25/2036 •	$299	$298
5.140% due 11/25/2036 •	6,571	6,388
5.155% due 11/25/2035 •	16,795	15,665
5.215% due 09/25/2035 •	1,318	1,314
5.215% due 06/25/2036 •	8,191	8,019
5.245% due 10/25/2035 •	6,305	7,177
5.260% due 05/25/2034 •	1,994	1,969
5.335% due 07/25/2035 •	4,536	4,494
5.380% due 09/25/2035 •	10,120	9,280
5.385% due 07/25/2033 •	2,576	2,703
5.410% due 05/25/2035 •	15,543	15,106
5.440% due 09/25/2035 •	30,600	29,344
5.560% due 12/25/2034 •	411	444
5.620% due 12/25/2034 ~	2,042	2,047
5.710% due 07/25/2034 •	2,394	2,373
5.860% due 10/25/2034 •	780	784
5.935% due 03/25/2034 •	211	203
6.145% due 05/25/2034 •	60	59
6.235% due 09/25/2034 •	581	622
6.310% due 07/25/2034 ~	1,135	1,137
6.910% due 03/25/2034 •	1,403	1,306

GSAMP Trust
3.794% due 11/25/2034 ~	1,381	1,313

IndyMac INDB Mortgage Loan Trust
4.755% due 07/25/2036 •	26,141	8,223

Lehman XS Trust
4.233% due 05/25/2037 þ	19	19
4.605% due 02/25/2037 ~	21,416	16,267
4.615% due 02/25/2037 •	11,172	10,334
4.755% due 05/25/2036 •	12,609	10,893
4.895% due 02/25/2037 •	7,148	5,752
4.955% due 11/25/2035 •	1,397	1,195
4.957% due 01/25/2036 þ	4,520	3,995
4.995% due 05/25/2036 •	2,312	2,330
5.185% due 10/25/2035 •	357	393
5.195% due 11/25/2035 •	4,545	3,899
6.437% due 11/25/2035 •	3,253	2,125
6.640% due 04/25/2036 þ	7,384	7,235
7.000% due 02/25/2037 ~	2,376	2,445

PRET LLC
5.487% due 10/25/2051 þ	22,884	22,891
5.851% due 12/25/2054 þ	44,227	44,204
5.926% due 10/25/2054 þ	26,558	26,533
5.963% due 09/25/2054 þ	27,561	27,558
6.721% due 07/25/2051 þ	344	344
6.996% due 07/25/2054 þ	28,544	28,575
7.125% due 04/25/2054 þ	59,114	59,426
7.143% due 03/25/2054 þ	32,160	32,386

PRPM LLC
5.487% due 11/25/2026 þ	13,248	13,256

RAAC Trust
5.035% due 09/25/2045 •	1,621	1,592
5.935% due 09/25/2047 •	6,240	6,152

Residential Asset Mortgage Products Trust
4.785% due 08/25/2036 •	15,521	15,394
4.785% due 10/25/2036 •	1,786	1,737
4.825% due 02/25/2037 •	13,613	12,871
4.960% due 07/25/2036 •	7,683	7,450
5.215% due 07/25/2035 ~	49	49
5.245% due 07/25/2035 •	6,500	6,382
5.302% due 12/25/2034 þ	215	196
5.305% due 02/25/2034 •	271	272
5.425% due 10/25/2033 •	1,364	1,359
5.431% due 12/25/2034 •	566	508
5.455% due 03/25/2035 •	1,698	1,698
5.455% due 06/25/2035 •	2,793	2,786
5.492% due 01/25/2035 þ	433	359
5.515% due 03/25/2035 •	7,313	7,276
5.530% due 05/25/2035 •	4,750	4,871
5.560% due 06/25/2035 •	2,100	2,050
5.590% due 02/25/2035 •	6,164	6,116
5.619% due 04/25/2034 •	4,307	3,897
5.635% due 01/25/2035 •	3,856	3,716
5.670% due 10/25/2034 þ	428	425
5.710% due 02/25/2035 •	465	397
6.015% due 08/25/2034 •	1,457	1,460
6.340% due 02/25/2034 •	370	327

Securitized Asset-Backed Receivables LLC Trust
4.595% due 08/25/2036 •	6,371	2,073

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.595% due 11/25/2036 •	$137	$38
4.715% due 08/25/2036 •	35,493	14,605
4.755% due 09/25/2036 •	17,560	12,290
4.755% due 10/25/2036 •	62,249	20,670
4.755% due 11/25/2036 •	7,162	2,000
4.775% due 08/25/2036 •	33,231	10,811
4.935% due 05/25/2036 •	6,418	3,309
5.015% due 12/25/2035 •	1,650	1,611
5.035% due 11/25/2035 ~	25,156	21,114
5.035% due 12/25/2035 •	13,201	10,187
5.395% due 01/25/2036 •	473	446

Specialty Underwriting & Residential Finance Trust
4.485% due 06/25/2037 •	3,427	1,712
4.705% due 04/25/2037 ~	2,179	1,598
4.715% due 09/25/2037 •	18,707	17,350
4.715% due 11/25/2037 •	5,446	4,321
4.735% due 06/25/2037 •	1,596	957
4.855% due 11/25/2037 •	8,971	4,946
4.915% due 03/25/2037 •	27,645	12,897
4.915% due 09/25/2037 •	14,795	5,096
5.605% due 12/25/2035 •	4,695	4,630

VCAT LLC
5.877% due 01/25/2055 þ	28,497	28,585
5.889% due 02/25/2055 þ	64,969	65,020
5.977% due 01/25/2055 þ	47,294	47,408

		1,113,992

OTHER ABS 10.2%

37 Capital CLO Ltd.
5.386% due 04/15/2035 •	76,900	76,553
5.582% due 10/15/2034 ~	38,400	38,392
5.592% due 07/15/2034 ~	26,050	26,049

522 Funding CLO Ltd.
5.490% due 10/23/2034 ~	25,550	25,496

Academic Loan Funding Trust
5.266% due 12/26/2044 •	1,255	1,228

ACHV ABS Trust
4.760% due 04/26/2032	11,700	11,685
5.010% due 12/26/2031	3,359	3,364
5.040% due 04/26/2032	10,400	10,385
5.070% due 10/27/2031	10,200	10,214
5.900% due 04/25/2031	1,391	1,403

Affirm Asset Securitization Trust
5.220% due 12/17/2029	29,045	29,037

Affirm Master Trust
4.990% due 02/15/2033	97,700	98,271

AGL CLO Ltd.
5.419% due 12/02/2034 •	32,100	32,101
5.755% due 07/20/2034 •	22,700	22,700

AIMCO CLO
5.553% due 10/17/2034 ~	52,800	52,810

ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 ~	4,379	3,632
4.884% due 07/15/2037 •	5,688	5,489
4.884% due 09/23/2037 •	9,937	9,241
4.894% due 12/23/2036 •	1,053	1,048
4.904% due 09/23/2036 •	6,920	6,609
4.924% due 06/23/2036 •	10,447	10,160
4.964% due 07/15/2037 •	27,000	22,815
4.964% due 09/23/2037 •	2,255	1,838
5.014% due 06/23/2036 •	27,500	22,825
5.014% due 12/23/2036 •	7,500	6,431
5.034% due 12/23/2035 •	20,821	19,988
5.064% due 09/23/2036 •	12,000	10,200
5.164% due 03/23/2035 •	5,000	4,500
5.214% due 12/23/2034 •	3,735	3,361
5.249% due 07/30/2034 •	6,977	6,488
5.314% due 05/01/2034 •	2,176	2,133
5.314% due 09/23/2038 •	41,010	39,164
5.514% due 09/23/2038 •	10,000	9,000

Allegro CLO Ltd.
5.543% due 01/19/2033 •	19,800	19,804
5.724% due 10/15/2034 •	7,369	7,373

American Money Management Corp. CLO Ltd.
5.493% due 01/20/2035 •	35,200	35,094

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anchorage Capital CLO Ltd.
5.343% due 10/20/2034 •		$75,350	$74,948
5.393% due 01/20/2035 •		19,700	19,656
5.730% due 04/22/2034 ~		31,800	31,823
5.993% due 04/20/2037 •		136,100	136,474

Anchorage Credit Funding Ltd.
2.723% due 04/27/2039		1,000	927
2.871% due 01/28/2039		9,700	9,130
2.875% due 07/27/2039		2,000	1,856
3.000% due 01/21/2040		2,000	1,869
3.177% due 10/25/2038		5,600	5,387
3.400% due 04/25/2038		106,000	102,148
3.619% due 04/25/2038		19,900	19,377
3.793% due 10/25/2037		26,600	26,173
3.900% due 07/28/2037		57,971	57,320
3.928% due 04/25/2038		60,500	58,722
4.169% due 04/25/2038		2,000	1,897
4.300% due 07/25/2036		36,892	36,451
4.430% due 07/25/2037		16,878	16,546
4.620% due 04/25/2037		5,439	5,443

Apex Credit CLO Ltd.
6.093% due 04/20/2036 •		76,200	76,856

Apidos CLO
5.505% due 10/20/2030 ~		1,215	1,216
5.543% due 04/17/2034 •(c)		86,100	86,100

Arbour CLO DAC
3.681% due 12/15/2038 •	EUR	93,400	101,157
3.706% due 11/15/2037 •		54,500	59,035
3.886% due 05/15/2038 •		20,750	22,466
4.551% due 12/15/2038 •		3,200	3,467

Ares CLO Ltd.
5.450% due 10/28/2034 •		$84,300	84,032
5.592% due 04/25/2034 •		12,800	12,794

Ares European CLO DAC
3.774% due 10/21/2034 •	EUR	48,560	52,604

Ascent Education Funding Trust
6.140% due 10/25/2050		$12,267	12,595

Atlantic Avenue Ltd.
5.576% due 01/20/2035 ~		83,300	83,185

Atlas Senior Loan Fund Ltd.
5.377% due 10/20/2034 •		1,000	996
5.396% due 01/18/2035 •		77,600	77,600
5.510% due 10/23/2032 ~		79,382	79,377
5.738% due 10/24/2031 •		17,943	17,953

Avoca Static CLO DAC
3.811% due 01/15/2035 •	EUR	39,100	42,339
4.541% due 01/15/2035 •		13,500	14,630

Bain Capital Credit CLO Ltd.
5.285% due 04/23/2035 •		$63,700	63,700
5.440% due 10/23/2034 ~		22,500	22,434
5.493% due 10/20/2034 ~		66,800	66,732
5.533% due 07/19/2034 ~		78,400	78,488
5.538% due 07/16/2034 •		39,400	39,336
5.788% due 07/16/2034 ~		6,300	6,304
5.943% due 10/20/2034 ~		12,400	12,415

Barings CLO Ltd.
5.705% due 01/18/2035 •		12,300	12,310

Benefit Street Partners CLO Ltd.
5.316% due 01/15/2035 •		7,000	6,956
5.643% due 04/20/2034 •		100,860	100,859
5.734% due 07/15/2034 •		2,500	2,503

BHG Securitization Trust
4.820% due 04/17/2036		22,400	22,502
5.260% due 04/17/2036		26,100	26,191

BlueMountain CLO Ltd.
5.490% due 10/25/2030 ~		63,676	63,701
5.523% due 11/15/2030 ~		9,880	9,884
5.705% due 04/19/2034 •		7,000	7,005

Bryant Park Funding Ltd.
5.922% due 04/15/2037 ~		43,000	43,064

Buckingham CDO Ltd.
0.432% due 04/05/2041 •		643,393	40,834
0.432% due 09/05/2051 •		990,065	1,238

Camber PLC
5.785% due 11/09/2053 •		198,149	20

36	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canyon Capital CLO Ltd.
5.382% due 07/15/2034 ~		$4,400	$4,382

Capital Four U.S. CLO Ltd.
6.193% due 01/20/2037 •		37,500	37,669

Capital Street Master Trust
5.699% due 10/16/2028 •		129,300	129,413
5.949% due 10/16/2028 •		10,100	10,109

Carlyle Global Market Strategies CLO Ltd.
5.383% due 07/20/2034 ~		108,200	107,810
5.513% due 07/20/2032 •		9,367	9,366
5.535% due 07/20/2031 •		5,648	5,654
5.635% due 05/15/2031 •		3,876	3,876

Carlyle U.S. CLO Ltd.
5.452% due 10/15/2031 ~		17,420	17,423

Carval CLO Ltd.
5.022% due 07/20/2032 •		71,650	71,496
5.538% due 07/16/2031 •		50,617	50,647

Cathedral Lake Ltd.
5.775% due 01/20/2035 ~		11,500	11,493
5.812% due 04/25/2034 •		1,200	1,201

CBAM Ltd.
5.675% due 04/20/2032 ~		18,487	18,497

CCG Receivables Trust
5.820% due 09/16/2030		1,868	1,878

Centerbridge Credit Funding Ltd.
3.164% due 07/25/2039		8,700	8,258

CIFC Funding Ltd.
5.505% due 04/20/2030 ~		6,278	6,280
5.555% due 10/18/2030 •		9,063	9,067
5.623% due 04/17/2035 •		13,000	13,010
5.704% due 01/15/2035 •		43,000	43,082
5.704% due 07/15/2036 ~		18,100	18,114

College Avenue Student Loans LLC
5.330% due 05/25/2055		36,312	36,723
5.820% due 05/25/2055		20,000	20,323
5.990% due 06/25/2054 •		57,868	58,469
6.060% due 05/25/2055		16,500	16,836
6.240% due 05/25/2055 •		38,064	38,944
6.500% due 06/25/2054		58,032	60,497
6.890% due 05/25/2055		4,400	4,489
7.330% due 06/25/2054		21,256	22,294
7.580% due 06/25/2054		17,110	17,902
8.210% due 06/25/2054		4,000	4,220
8.490% due 05/25/2055		5,600	5,753
10.120% due 06/25/2054		7,965	8,244

Cologix Canadian Issuer LP
4.940% due 01/25/2052	CAD	20,400	13,924

Commonbond Student Loan Trust
1.980% due 08/25/2050		$673	587

Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «(h)		238,601	137,797
0.000% due 11/25/2054 «(h)		42,490	21,503
5.150% due 11/25/2054		134,486	134,874
5.350% due 11/25/2054		159,337	161,185
5.450% due 11/25/2054		41,033	41,460
5.750% due 11/25/2054		20,518	20,744
6.250% due 11/25/2053		282,717	284,468
6.400% due 11/25/2053		610,576	633,132
6.600% due 11/25/2054		26,481	26,739
6.950% due 11/25/2053		159,797	164,742
7.400% due 11/25/2053		159,797	165,344
8.750% due 11/25/2054		15,412	15,547
9.100% due 11/25/2053		93,191	97,056
9.350% due 11/25/2053		86,551	87,299

CQS U.S. CLO Ltd.
5.493% due 01/20/2035 ~		48,400	48,674

Crown Point CLO Ltd.
5.523% due 10/20/2031 ~		36,279	36,245

Cumulus Static CLO DAC
3.756% due 11/15/2033 •	EUR	58,628	63,506

CVC Cordatus Loan Fund DAC
3.394% due 07/21/2030 •		5,112	5,537

CVC Cordatus Opportunity Loan Fund-R DAC
3.310% due 08/15/2033 «•		104,500	112,996

Davis Square Funding Ltd.
5.220% due 10/08/2040 •		$583,584	206,050

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.360% due 10/08/2040 •		$44,806	$11,607
5.540% due 10/08/2040 •		52,400	11,907

Dell Equipment Finance Trust
4.690% due 08/22/2030		70,900	71,009

Dewolf Park CLO Ltd.
5.484% due 10/15/2030 •		5,107	5,110

Diameter Capital CLO Ltd.
5.912% due 04/15/2037 •		137,400	137,604
6.132% due 01/15/2037 •		92,200	92,554

Diameter Credit Funding Ltd.
3.940% due 01/25/2038		32,500	31,770
4.600% due 07/25/2037		899	884

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049		3,500	3,317

DLLMT LLC
5.080% due 02/22/2027		44,200	44,308

Dryden Senior Loan Fund
5.362% due 08/20/2034 •		100,200	100,188
5.363% due 04/20/2034 ~		2,000	1,994
5.443% due 10/19/2029 ~		61,511	61,542
5.684% due 01/15/2031 •		2,497	2,498
5.684% due 05/20/2034 •		2,000	2,001

Duke Funding High Grade Ltd.
0.321% due 08/02/2049 •		776,047	5,041
0.402% due 08/02/2049 •		285,269	1,923
0.779% due 08/02/2049 •		102,000	10

Education Funding Trust
3.557% due 02/01/2050		46,117	39,893
4.108% due 02/01/2050		8,585	8,560
4.714% due 02/01/2050		33,266	32,845

Elevation CLO Ltd.
5.430% due 07/25/2034 ~		72,500	72,065
5.600% due 01/25/2035 ~		77,200	77,162
5.900% due 01/25/2035 ~		8,500	8,512
6.150% due 01/25/2035 ~		13,400	13,433

Flatiron CLO Ltd.
5.476% due 11/16/2034 •(c)		41,100	41,100

Fortress Credit Bsl Ltd.
5.380% due 07/23/2032 •		31,367	31,325

Galaxy CLO Ltd.
5.534% due 10/15/2030 •		744	744

Generate CLO Ltd.
6.123% due 10/20/2036 ~		127,900	128,290

Goal Structured Solutions Trust
5.116% due 09/25/2041 •		5,327	5,272

GoldenTree Loan Management U.S. CLO Ltd.
5.447% due 04/24/2031 •		93,310	93,280

Golub Capital Partners Static Ltd.
5.523% due 04/20/2033 •		45,904	45,897

GoodLeap Sustainable Home Solutions Trust
6.500% due 07/20/2055		8,303	8,152

GreatAmerica Leasing Receivables Funding LLC
5.280% due 03/15/2027		16,400	16,484

GreenSky Home Improvement Trust
5.120% due 03/25/2060		42,400	42,498
5.150% due 10/27/2059		14,592	14,641
5.220% due 03/25/2060		20,600	20,663
5.250% due 10/27/2059		5,808	5,828
5.320% due 03/25/2060		22,100	22,210
5.390% due 03/25/2060		13,900	13,964
5.550% due 06/25/2059		8,400	8,527
5.690% due 03/25/2060		7,300	7,333
5.880% due 06/25/2059		18,023	18,178

Greywolf CLO Ltd.
5.520% due 04/22/2033 •		75,500	75,512
6.140% due 04/22/2033 •		32,300	32,410

Grosvenor Place CLO DAC
3.845% due 01/15/2039 •	EUR	78,600	85,057

Guggenheim CLO Ltd.
5.473% due 01/15/2035 •		$54,500	54,500

Hayfin Emerald CLO
3.914% due 01/22/2039 «•	EUR	85,000	91,966
3.975% due 11/17/2037 •		88,800	96,153
4.094% due 07/18/2038 •		69,000	74,718
4.413% due 01/25/2037 •		101,575	110,207

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Henley CLO DAC
3.663% due 04/25/2034 •	EUR	35,700	$38,637

Hildene TruPS Securitization Ltd.
6.350% due 05/22/2039 •		$2,339	2,333

Home Partners of America Trust
1.698% due 09/17/2041		7,057	6,250
1.901% due 12/17/2026		18,972	18,163

Hout Bay Corp.
0.913% due 07/05/2041 •		34,165	37
1.043% due 07/05/2041 ^•(e)		4,046	0
4.422% due 07/05/2041 •		463,545	77,852

HPS Loan Management Ltd.
5.692% due 01/23/2035 •		3,165	3,167

ICG U.S. CLO Ltd.
5.293% due 01/16/2033 •		45,100	45,027
5.443% due 10/20/2034 •		75,900	75,738
5.573% due 04/17/2034 •		12,100	12,100

Indigo Credit Management DAC
4.004% due 07/15/2038 •	EUR	93,500	101,100

Invesco CLO Ltd.
5.684% due 07/15/2034 •		$15,625	15,635

Invesco Euro CLO DAC
2.341% due 01/15/2034 «•(c)	EUR	80,900	87,477
3.725% due 10/30/2038 •		70,200	75,829

Jamestown CLO Ltd.
5.420% due 07/25/2034 •		$83,300	83,037
5.570% due 07/25/2035 •		79,100	79,117

Jubilee CLO DAC
3.473% due 07/26/2030 •	EUR	5,991	6,482

Jupiter High-Grade CDO Ltd.
0.257% due 06/08/2042 «•		$34,500	0

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042		8,451	8,230

KGS-Alpha SBA COOF Trust
1.269% due 04/25/2038 «~(a)		5,760	115

KKR CLO Ltd.
5.564% due 04/15/2031 •		2,541	2,543
5.632% due 04/15/2035 •		12,250	12,232
5.644% due 04/15/2034 •		6,000	5,999
5.748% due 02/09/2035 ~		92,500	92,461

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		953	927

LCM Loan Income Fund Ltd.
5.585% due 04/20/2031 •		9,678	9,682

LCM Ltd.
5.386% due 01/15/2034 •		1,000	995
5.400% due 10/15/2034 •		53,700	53,534
5.573% due 07/20/2034 •		42,800	42,756

Lendingpoint Asset Securitization Trust
4.770% due 10/15/2029		434	433

LendingPoint Pass-Through Trust
5.700% due 07/15/2029		4,040	3,976

Lendmark Funding Trust
4.470% due 02/21/2034		18,900	18,677
5.120% due 07/20/2032		2,005	2,006
5.530% due 06/21/2032		20,100	20,402

Lyra Music Assets Delaware LP
5.760% due 12/22/2064		103,452	104,689

M&T Equipment Notes
4.990% due 08/18/2031		45,400	45,553

Madison Park Funding Ltd.
5.324% due 10/15/2034 •		120,200	119,569
5.358% due 04/15/2035 •		2,000	1,990
5.361% due 10/19/2034 •		76,700	76,418
5.413% due 10/20/2029 •		4,216	4,217
5.495% due 10/21/2030 ~		29,601	29,616
5.532% due 07/27/2031 ~		2,178	2,183
5.540% due 10/22/2034 ~		10,200	10,209
5.545% due 04/20/2032 •		29,045	29,048
5.644% due 10/15/2032 ~		49,991	50,023
5.652% due 01/22/2035 •		12,625	12,613

Magnetite Ltd.
5.452% due 10/15/2031 •		27,951	27,972
5.652% due 04/15/2035 •		15,100	15,113
5.762% due 01/25/2032 ~		8,753	8,764

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	37

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MAN Euro CLO DAC
4.535% due 10/15/2036 •	EUR	86,900	$94,129

Marathon CLO Ltd.
5.502% due 04/15/2032 ~		$50,017	50,030

Marble Point CLO Ltd.
5.493% due 01/20/2032 ~		7,139	7,134

Marlette Funding Trust
0.000% due 04/16/2029 «(h)		7	0
7.130% due 12/15/2033		22,253	22,571

Marzio Finance SRL
3.380% due 09/28/2049 •	EUR	6,117	6,650

Mercury CDO Ltd.
5.433% due 12/08/2040 •		$6,000	107

MidOcean Credit CLO
5.523% due 04/20/2033 •		17,617	17,620

MMcapS Funding Ltd.
5.030% due 12/01/2035 •		9,100	8,554

Mountain View CLO LLC
5.609% due 01/16/2031 •		2,978	2,978

Mountain View CLO Ltd.
5.461% due 10/15/2034 ~		78,100	77,650
5.762% due 04/15/2034 ~		45,900	45,941

Nassau Ltd.
5.714% due 07/15/2031 •		3,995	3,996

National Collegiate Commutation Trust
0.000% due 03/25/2038 •		61,425	10,062

Navesink CLO Ltd.
5.572% due 04/15/2036 •		13,400	13,386

Navient Private Education Loan Trust
2.460% due 11/15/2068		8,887	8,549
5.884% due 07/16/2040 ~		11,421	11,492

Navient Private Education Refi Loan Trust
1.330% due 04/15/2069		17,259	15,937
1.690% due 05/15/2069		214	202
3.238% due 11/15/2045 ~		115,536	108,052
5.484% due 12/15/2059 •		4,182	4,181

Navient Refinance Loan Trust
5.150% due 02/16/2055		20,700	20,808

Navient Student Loan Trust
5.504% due 12/27/2066 ~		1,286	1,302
6.049% due 03/15/2072 •		67,998	68,476
7.230% due 03/15/2072		52,400	55,271

Nelnet Student Loan Trust
4.875% due 09/27/2066 •		872	872
6.544% due 02/20/2041 •		41,484	42,476
6.640% due 02/20/2041		40,226	41,635

Neuberger Berman CLO Ltd.
5.591% due 01/28/2030 •		23,769	23,780

Neuberger Berman Loan Advisers CLO Ltd.
5.360% due 07/17/2036 •		62,500	62,500
5.370% due 10/14/2036 •		73,800	73,801
5.587% due 04/14/2035 •		18,800	18,767

New Mountain CLO Ltd.
6.243% due 04/20/2036 •		5,000	5,009

Newark BSL CLO Ltd.
5.532% due 07/25/2030 ~		4,393	4,387

Northwoods Capital Ltd.
5.489% due 06/15/2031 ~		39,288	39,300
5.565% due 11/13/2031 ~		12,141	12,130

Ocean Trails CLO
5.340% due 07/20/2034 •		43,800	43,602
5.592% due 07/15/2034 •		84,500	84,475
6.002% due 10/15/2034 •		7,750	7,756

Octagon Investment Partners Ltd.
5.343% due 01/20/2035 •		108,600	108,492
5.443% due 10/20/2030 •		47,752	47,759

OFSI BSL X Ltd.
5.563% due 04/20/2034 •		62,000	61,982

OneMain Financial Issuance Trust
1.750% due 09/14/2035		17,805	17,239
5.850% due 09/15/2036 ~		18,764	19,008
5.940% due 05/15/2034		2,232	2,244

Oportun Funding Trust
4.960% due 08/16/2032		28,700	28,697

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oportun Issuance Trust
5.010% due 02/08/2033		$19,800	$19,808
5.300% due 02/08/2033		4,600	4,590
5.860% due 02/09/2032		14,411	14,446
5.890% due 02/08/2033		500	499
6.334% due 04/08/2031		873	874

OZLM Ltd.
5.443% due 07/20/2030 ~		7,811	7,814

Pagaya AI Debt Grantor Trust
4.961% due 10/15/2032		10,600	10,601
5.156% due 07/15/2032		12,500	12,524

Pagaya AI Debt Selection Trust
0.000% due 04/15/2032 «•		8,513	7,224
5.065% due 03/15/2032		13,389	13,410
5.092% due 07/15/2032		28,167	28,157
5.162% due 04/15/2032 «		10,447	10,463
5.183% due 06/15/2032		27,695	27,784
5.331% due 01/15/2032		11,832	11,890
5.617% due 04/15/2032 «		9,486	9,541
5.637% due 07/15/2032		8,600	8,627
5.750% due 06/15/2032		19,498	19,616
5.823% due 04/15/2032 «		5,435	5,472
5.871% due 07/15/2032		7,900	7,931
5.992% due 06/15/2032		6,499	6,526
6.093% due 11/15/2031		7,614	7,693
6.117% due 12/15/2031		7,671	7,760
6.258% due 10/15/2031		18,878	19,033
6.261% due 04/15/2032 «		5,726	5,794
6.278% due 10/15/2031		8,088	8,173
6.319% due 08/15/2031		8,729	8,809
6.660% due 07/15/2031		2,285	2,308
7.464% due 06/16/2031		7,476	7,492
7.600% due 12/16/2030		5,314	5,326
7.625% due 04/15/2031		5,944	5,953
8.050% due 03/15/2030 •		1,033	1,036
8.803% due 12/16/2030 •		2,916	2,947
9.099% due 04/15/2031		4,700	4,754
10.273% due 04/15/2032 «		7,048	7,304

Palmer Square CLO Ltd.
5.380% due 05/21/2034 •		21,660	21,621
5.613% due 04/20/2035 ~		39,185	39,229
5.734% due 10/15/2034 •		14,700	14,708

Palmer Square European Loan Funding DAC
1.000% due 10/15/2034 •(c)	EUR	156,900	168,875
3.339% due 08/15/2033 «•(c)		79,100	85,531
3.526% due 05/15/2033 •		74,404	80,494
3.546% due 05/15/2034 •		120,160	129,963
3.690% due 05/15/2034 •		66,700	72,376
3.765% due 01/15/2033 •		19,779	21,420
3.806% due 08/15/2033 •		65,894	71,251
4.206% due 05/15/2033 •		1,000	1,081

Parallel Ltd.
5.426% due 07/15/2034 •		$74,400	74,171

Performer Funding PLC
0.000% due 06/21/2035 (h)	GBP	81	0
0.000% due 06/21/2035 (h)		164,310	101,514
6.464% due 06/21/2035 •		185,225	238,820
7.464% due 06/21/2035 •		129,635	168,297
8.464% (SONIO/N + 4.000%) due 06/21/2035 ~		86,490	114,119
9.964% due 06/21/2035 •		37,025	48,777
11.964% due 06/21/2035 •		55,585	73,215

Pikes Peak CLO
5.512% due 07/15/2034 ~		$46,500	46,413
5.513% due 10/11/2034 •		45,000	44,921

Progress Residential Trust
2.013% due 11/17/2040		6,022	5,500
2.709% due 02/17/2041		10,590	9,797

Project Panama SPV LLC
7.870% due 12/23/2027 «•		174,657	174,863

Providus CLO DAC
3.945% due 10/15/2038 •	EUR	69,000	74,710

Rad CLO Ltd.
5.530% due 04/25/2032 •		$29,933	29,957
5.722% due 04/23/2034 •		14,510	14,517

Reach ABS Trust
4.960% due 08/16/2032		23,977	23,983

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.880% due 07/15/2031		$7,120	$7,150
6.300% due 02/18/2031		3,065	3,078

Regatta Funding Ltd.
5.502% due 01/15/2033 •		80,150	80,191
5.613% due 04/20/2035 ~		24,100	24,118

Regional Management Issuance Trust
5.110% due 12/15/2033		20,700	20,805
5.830% due 07/15/2036		10,500	10,720

Rockford Tower Europe CLO DAC
4.041% due 04/24/2037 •	EUR	29,600	32,030

Romark CLO Ltd.
5.582% due 10/23/2030 •		$1,483	1,484

Romark Credit Funding Ltd.
2.625% due 10/25/2039		1,000	931
3.572% due 04/28/2038		52,900	51,578

Sandstone Peak Ltd.
5.582% due 10/15/2034 •		72,100	72,111

Sculptor CLO Ltd.
5.362% due 07/20/2034 •		67,800	67,532

Sierra Madre Funding Ltd.
4.828% due 09/07/2039 •		20,138	12,006

Silver Rock CLO Ltd.
5.348% due 01/20/2035 •		59,400	59,391

SLM Private Credit Student Loan Trust
4.831% due 12/15/2039 •		260	253

SLM Student Loan Trust
3.073% due 10/25/2039 •	EUR	3,874	3,941
5.254% due 03/25/2026 ~		$19,594	19,566

SMB Private Education Loan Trust
0.000% due 03/15/2052 «(h)		4,955	6,235
0.000% due 09/15/2053 (h)		3	1,231
0.000% due 02/16/2055 «(h)		34	32,701
0.000% due 10/16/2056 «(h)		13	6,578
0.000% due 10/15/2058 «(h)		23	5,879
3.940% due 02/16/2055		211,789	205,230
4.550% due 02/16/2055		83,593	81,914
4.950% due 02/16/2055		24,146	23,671
4.990% due 10/16/2056		245,461	243,751
5.060% due 03/16/2054		37,592	37,850
5.090% due 10/16/2056		12,190	12,300
5.240% due 03/15/2056		2,429	2,456
5.285% due 09/15/2054 •		2,916	2,909
5.370% due 10/15/2058		108,553	109,686
5.380% due 07/15/2053		108,536	110,420
5.447% due 06/17/2052 ~		11,236	11,251
5.447% due 07/15/2053 •		120,269	120,458
5.500% due 06/17/2052		45,631	46,589
5.550% due 03/15/2052		51,566	52,967
5.647% due 03/15/2052 •		51,566	51,662
5.670% due 11/15/2052		1,906	1,936
5.699% due 10/16/2056 •		12,744	12,878
5.770% due 10/16/2056		128,108	129,746
5.799% due 02/16/2055 ~		208,998	211,887
5.799% due 03/15/2056 •		9,106	9,161
5.950% due 02/16/2055		26,277	26,013
5.999% due 09/15/2053 ~		123,025	125,960
6.149% due 10/16/2056 •		374,502	381,958
6.149% due 10/15/2058 •		166,449	169,556
6.150% due 09/15/2053		75,784	79,766
6.150% due 10/15/2058		36,608	37,739
6.199% due 05/16/2050 •		6,181	6,252
6.250% due 03/15/2052		11,819	12,134
6.360% due 10/16/2056		19,950	20,367
6.500% due 03/15/2052		4,315	4,490
6.580% due 10/15/2058		9,225	9,429
6.930% due 09/15/2053		43,966	46,737
7.230% due 10/15/2058		35,988	36,428
7.540% due 09/15/2053		8,999	9,484
7.560% due 10/16/2056		64,173	65,775
8.290% due 03/15/2052		4,600	4,786
8.870% due 09/15/2053		18,543	19,873

SoFi Alternative Trust
0.000% due 02/15/2046 «(h)		50	951
0.925% due 06/15/2050 ~		104,421	99,533
1.170% due 02/15/2046		141,746	131,501
2.550% due 02/15/2046		54,100	45,588
0.000% due 02/15/2046 «(h)		950	18,064

38	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.546% due 05/16/2050 ~		$61,521	$58,964
4.800% due 02/27/2034		34,700	34,729

SoFi Consumer Loan Program Trust
1.000% due 04/25/2034 «(c)		14,379	17,408
4.710% due 04/25/2034 «		89,591	89,668
4.840% due 04/25/2034 «(c)		9,178	9,186
5.160% due 04/25/2034 «		7,136	7,142
5.460% due 04/25/2034 «		5,239	5,244

SoFi Professional Loan Program LLC
3.020% due 02/25/2040		1,758	1,723

Sound Point CLO Ltd.
5.564% due 04/15/2031 ~		7,877	7,874
5.580% due 01/25/2032 •		53,560	53,570
5.734% due 07/15/2034 •		13,000	13,006
5.742% due 10/25/2034 ~		15,700	15,712

Steele Creek CLO Ltd.
5.574% due 04/15/2031 •		9,356	9,365

Sycamore Tree CLO Ltd.
5.973% due 01/20/2037 •		79,000	79,143

Symphony CLO Ltd.
5.473% due 04/18/2033 •		35,500	35,556
5.490% due 01/23/2032 •		13,282	13,277
5.535% due 04/19/2034 •		11,250	11,222
6.093% due 01/20/2037 ~		21,325	21,366

T-Mobile U.S. Trust
4.250% due 05/21/2029		29,700	29,637

Tallman Park CLO Ltd.
5.615% due 04/20/2034 •		31,100	31,123

TCW CLO Ltd.
5.622% due 08/16/2034 •		84,500	84,415
5.908% due 01/16/2037 •		43,800	43,857

Tesla Sustainable Energy Trust
4.830% due 12/03/2025		2,410	2,411
5.080% due 06/21/2050		8,300	8,332
5.290% due 06/20/2050		8,300	8,340

Theorem Funding Trust
6.060% due 12/15/2028		4,292	4,299
7.580% due 04/15/2029		6,525	6,564

TIAA CLO Ltd.
5.433% due 01/20/2032 ~		19,447	19,441

Tikehau CLO DAC
3.885% due 04/15/2032 •	EUR	1,089	1,177

Trainer Wortham CBO Ltd.
5.158% due 01/04/2040 •		$4,690	1,730

Tralee CLO Ltd.
5.366% due 10/20/2034 •		56,500	56,492
5.520% due 10/25/2032 •		16,786	16,772

Trapeza CDO Ltd.
4.839% due 11/09/2042 •		11,086	10,615
4.889% due 11/09/2042 •		14,000	12,250
4.892% due 01/27/2040 •		20,803	19,347
4.908% due 04/06/2042 •		8,093	6,798

Trestles CLO Ltd.
5.725% due 10/20/2034 •		25,800	25,820

Triaxx Prime CDO Ltd.
5.220% due 10/02/2039 ^•(e)		5,843	51

Tricon American Homes
1.482% due 11/17/2039		16,028	14,810

Trinitas CLO Ltd.
5.359% due 07/20/2035 •		5,500	5,466
5.370% due 01/25/2035 •		5,000	5,001
5.493% due 01/20/2032 •		5,176	5,178
5.630% due 01/25/2034 •		57,500	57,475
5.640% due 01/25/2034 •		109,400	109,345
5.655% due 07/20/2031 ~		10,017	10,021
5.670% due 04/25/2033 •		97,600	97,668

Tropic CDO Ltd.
4.854% due 07/15/2036 •		17,969	17,475
4.884% due 07/15/2036 •		28,754	27,604

TruPS Financials Note Securitization Ltd.
5.756% due 03/30/2039 •		155,484	152,763

Trysail CLO Ltd.
5.532% due 10/20/2033 ~		28,700	28,643

TSTAT Ltd.
5.443% due 07/20/2037 •		18,229	18,240

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Turkeys First National Bank
4.039% due 01/20/2037 •	EUR	83,700	$90,595

U.S. Capital Funding Ltd.
4.831% due 10/10/2040 •		$26,140	24,310

Upstart Pass-Through Trust
4.300% due 05/20/2030		2,801	2,771
7.900% due 10/20/2028		8,032	8,156

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		3,435	3,398

Venture CLO Ltd.
5.433% due 10/20/2034 •		14,700	14,656
5.545% due 07/20/2030 ~		403	403

Verdelite Static CLO Ltd.
5.423% due 07/20/2032 ~		93,820	93,821

Voya CLO Ltd.
5.355% due 04/20/2034 •		137,800	137,782
5.493% due 07/20/2032 •		27,014	27,010
5.564% due 10/15/2030 •		327	327
5.644% due 10/17/2032 ~		18,387	18,404
5.822% due 04/15/2037 •		13,330	13,356

Wellfleet CLO Ltd.
5.764% due 07/15/2034 •		10,000	10,005

Wind River CLO Ltd.
5.615% due 04/18/2036 •		11,250	11,250
5.624% due 10/15/2034 •		65,800	65,536

			18,593,307

Total Asset-Backed Securities (Cost $39,265,490)			37,828,542

SOVEREIGN ISSUES 8.1%

Argentina Government International Bond
0.750% due 07/09/2030 þ		453,635	313,377
1.000% due 07/09/2029		32,794	25,488
3.500% due 07/09/2041 þ		383,591	222,819
4.125% due 07/09/2035 þ		550,755	343,080
4.125% due 07/09/2046 þ		15,284	9,413
5.000% due 01/09/2038 þ		113,563	74,937

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (h)	BRL	13,616,855	2,226,720

Egypt Government International Bond
21.954% due 03/04/2028	EGP	23,763,600	481,169

Israel Government International Bond
1.750% due 08/31/2025	ILS	508,700	135,538
3.800% due 05/13/2060		$115,235	74,101
5.375% due 03/12/2029		128,700	129,844
5.375% due 02/19/2030		248,700	250,697
5.500% due 03/12/2034		118,400	117,926
5.625% due 02/19/2035		213,700	212,553
5.750% due 03/12/2054		113,700	104,538

Mexico Government International Bond
2.750% due 11/27/2031 (j)	MXN	11,432,418	488,162
3.000% due 12/03/2026 (j)		6,798,017	319,729
4.000% due 11/30/2028 (j)		4,892,007	231,619
4.000% due 08/24/2034 (j)		5,230,779	238,255
4.625% due 05/04/2033	EUR	130,300	137,805
6.875% due 05/13/2037		$87,400	89,637
7.000% due 09/03/2026	MXN	8,802,000	421,784
7.500% due 06/03/2027		4,087,500	195,554
7.500% due 05/26/2033		451,600	19,898
7.750% due 05/29/2031		5,392,900	247,816
7.750% due 11/23/2034		5,735,230	252,003
8.500% due 03/01/2029		8,892,700	429,950
8.500% due 05/31/2029		2,444,800	118,110

Peru Government International Bond
5.350% due 08/12/2040	PEN	24,900	5,624
5.400% due 08/12/2034		211,380	52,497
6.150% due 08/12/2032		2,229,659	609,759
6.900% due 08/12/2037		448,008	120,443
6.950% due 08/12/2031		2,185,193	636,042
7.300% due 08/12/2033		1,767,972	508,259
7.600% due 08/12/2039		715,171	201,658

Republic of Greece Government International Bond
2.000% due 04/22/2027	EUR	29,093	31,388
3.900% due 01/30/2033		46,724	52,586
4.000% due 01/30/2037		78,168	87,027
4.200% due 01/30/2042		33,323	36,716

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	6,781,400	$328,451
8.000% due 01/31/2030		1,169,600	61,135
8.500% due 01/31/2037		3,587,800	162,751
8.875% due 02/28/2035		10,265,100	501,212
9.000% due 01/31/2040		798,200	36,001
10.500% due 12/21/2026		5,257,200	296,795

Romania Government International Bond
1.750% due 07/13/2030	EUR	82,700	74,895
2.000% due 04/14/2033		23,900	19,258
2.750% due 04/14/2041		44,400	29,197
2.875% due 04/13/2042		43,200	28,322
3.750% due 02/07/2034		25,720	23,128
5.125% due 09/24/2031		159,600	166,958
5.250% due 03/10/2030		136,700	149,005
5.250% due 05/30/2032		78,700	82,075
5.375% due 03/22/2031		80,200	85,983
5.500% due 09/18/2028		34,700	38,958
5.625% due 02/22/2036		32,350	32,395
5.625% due 05/30/2037		98,100	96,898
5.875% due 07/11/2032 (c)		300,000	322,217
6.250% due 09/10/2034		138,600	148,782
6.375% due 09/18/2033		50,400	55,617

Russia Government International Bond
5.100% due 03/28/2035 «		$5,600	0
5.250% due 06/23/2047 «		560,200	0
5.625% due 04/04/2042		405,400	283,780
5.875% due 09/16/2043		124,400	85,144

Saudi Government International Bond
3.375% due 03/05/2032	EUR	78,700	84,075
3.750% due 03/05/2037		110,700	115,282
5.125% due 01/13/2028		$165,500	167,589
5.375% due 01/13/2031		77,600	79,563

Turkey Government International Bond
5.250% due 03/13/2030		258,921	241,163
6.125% due 10/24/2028		76,500	75,817
7.625% due 04/26/2029		253,315	260,916
44.165% due 09/06/2028 ~	TRY	577,600	14,320
45.031% due 05/20/2026 ~		72,900	1,926
45.031% due 08/19/2026 ~		52,700	1,366
45.031% due 05/17/2028 ~		12,055,300	300,507

Ukraine Government International Bond
0.000% due 02/01/2030 þ(i)		$971	500
0.000% due 02/01/2034 þ(i)		3,627	1,442
0.000% due 02/01/2035 þ(i)		3,065	1,701
0.000% due 02/01/2036 þ(i)		2,555	1,411
1.750% due 02/01/2034 þ		4,646	2,485
1.750% due 02/01/2035 þ		6,423	3,372
1.750% due 02/01/2036 þ		6,702	3,468

Venezuela Government International Bond
7.000% due 03/31/2038 ^(e)		8,428	1,579
7.650% due 04/21/2025 ^(e)		40,703	7,292
9.250% due 09/15/2027 ^(e)		60,703	12,747
9.250% due 05/07/2028 ^(e)		75,546	14,560
11.750% due 10/21/2026 ^(e)		6,260	1,324
11.950% due 08/05/2031 ^(e)		64,700	13,264

Total Sovereign Issues (Cost $15,095,298)			14,771,148

		SHARES
COMMON STOCKS 0.1%

CONSUMER STAPLES 0.0%

Dreamwell Ltd. «(f)(m)		1,460	13

SSB Manufacturing Co. «(f)(m)		1,460	0

			13

FINANCIALS 0.1%

Intelsat Emergence SA «(m)		7,981,591	268,856

MNEQ Holdings, Inc. «(f)(m)		438	2

UBS Group AG		245,819	7,466

			276,324

HEALTH CARE 0.0%

NVHL SA ‘A’ «(f)(m)		8,220	6

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	39

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

NVHL SA ‘B’ «(f)(m)	8,220	$5

NVHL SA ‘C’ «(f)(m)	8,220	5

NVHL SA ‘D’ «(f)(m)	8,220	5

NVHL SA ‘E’ «(f)(m)	8,220	5

NVHL SA ‘F’ «(f)(m)	8,220	5

NVHL SA ‘G’ «(f)(m)	8,220	5

NVHL SA ‘H’ «(f)(m)	8,220	5

NVHL SA ‘I’ «(f)(m)	8,220	5

NVHL SA ‘J’ «(f)(m)	8,220	5

		51

INDUSTRIALS 0.0%

Drillco Holding Lux SA «(m)	39,510	995

Foresea Holdings SA «	230,111	5,796

Westmoreland Mining Holdings «(f)(m)	143,733	153

Westmoreland Mining LLC «(f)(m)	452,949	1,486

		8,430

Total Common Stocks (Cost $679,231)		284,818

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(m)	3	0

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	183,119	362

Total Warrants (Cost $38,404)		362

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

ADLER Group SA «(f)	520,871	0

AGFC Capital Trust
6.314% due 01/15/2067 ~	105,720,000	74,608

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(k)	5,245,000	4,747

Encina Private Credit LLC «	24,670	0

Nationwide Building Society ~	895,621	151,183

Stichting AK Rabobank Certificaten
6.500% þ	292,136,200	355,543

		586,081

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.0%

SVB Financial Trust
11.000% due 11/07/2032	500	$245

Total Preferred Securities (Cost $621,020)		586,326

REAL ESTATE INVESTMENT TRUSTS 0.2%

REAL ESTATE 0.2%

Uniti Group, Inc.	1,130,016	5,695

VICI Properties, Inc.	11,625,222	379,215

Total Real Estate Investment Trusts (Cost $155,661)		384,910

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (n) 0.1%

		132,905

SHORT-TERM NOTES 0.0%

GreenSky Home Improvement Issuer Trust
4.749% due 03/25/2026	$18,261	18,307

U.S. TREASURY BILLS 0.1%
4.295% due 04/10/2025 - 06/26/2025 (g)(h)(q)(s)	143,832	142,905

Total Short-Term Instruments (Cost $294,073)		294,117

Total Investments in Securities (Cost $287,725,360)		278,888,938

	SHARES
INVESTMENTS IN AFFILIATES 6.1%

COMMON STOCKS 0.3%

AFFILIATED INVESTMENTS 0.3%

COMMUNICATION SERVICES 0.0%

Clear Channel Outdoor Holdings, Inc. (f)	50,862,666	56,458

iHeartMedia, Inc. ‘A’ (f)	9,028,024	14,896

iHeartMedia, Inc. ‘B’ «(f)	12,214,441	17,735

		89,089

	SHARES	MARKET VALUE (000S)
HEALTH CARE 0.2%

Amsurg Equity «(f)(m)	5,968,052	$279,018

INDUSTRIALS 0.0%

Sierra Hamilton Holder LLC «	15,369,768	1

UTILITIES 0.1%

Windstream Services LLC «(f)	5,118,377	114,834

Total Common Stocks (Cost $968,698)		482,942

SHORT-TERM INSTRUMENTS 5.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%

PIMCO Short-Term Floating NAV Portfolio III	1,090,240,158	10,612,398

Total Short-Term Instruments (Cost $10,611,642)		10,612,398

Total Investments in Affiliates (Cost $11,580,340)		11,095,340

Total Investments 158.3% (Cost $299,305,700)		$289,984,278

Financial Derivative Instruments (p)(r) (0.2) (Cost or Premiums, net $1,947,859)		(425,485)

Other Assets and Liabilities, net (58.1)%		(106,401,176)

Net Assets 100.0%		$183,157,617

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.

40	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Security becomes interest bearing at a future date.
(j)	Principal amount of security is adjusted for inflation.
(k)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)	Contingent convertible security.

(m) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$249,375	$279,018	0.15%
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00
Deloitte LLP0. 5.250% due 01/30/2030	10/30/2024	37,300	37,347	0.02
Deloitte LLP0. 5.410% due 01/30/2032	10/30/2024	36,700	36,604	0.02
Dreamwell Ltd.	04/24/2024	2,431	13	0.00
Drillco Holding Lux SA	06/08/2023	790	995	0.00
Hardwood Funding LLC 4.980% due 06/07/2028	03/11/2025	18,500	18,569	0.01
Hardwood Funding LLC 5.070% due 06/07/2030	03/11/2025	12,000	12,053	0.01
Intelsat Emergence SA	06/19/2017 - 02/23/2024	612,233	268,856	0.15
MNEQ Holdings, Inc.	03/10/2023	4	2	0.00
NVHL SA ‘A’	03/09/2012	0	6	0.00
NVHL SA ‘B’	03/09/2012	0	5	0.00
NVHL SA ‘C’	03/09/2012	0	5	0.00
NVHL SA ‘D’	03/09/2012	0	5	0.00
NVHL SA ‘E’	03/09/2012	0	5	0.00
NVHL SA ‘F’	03/09/2012	0	5	0.00
NVHL SA ‘G’	03/09/2012	0	5	0.00
NVHL SA ‘H’	03/09/2012	0	5	0.00
NVHL SA ‘I’	03/09/2012	0	5	0.00
NVHL SA ‘J’	03/09/2012	0	5	0.00
National Football League 5.480% due 10/05/2028	03/14/2024	76,800	77,602	0.04
Prime Property Development Corp. Ltd. 5.250% due 09/30/2029	09/17/2024	34,500	33,985	0.02
Prime Property Development Corp. Ltd. 5.440% due 09/30/2031	09/17/2024	34,500	33,761	0.02
Project Alpha Investindustrial 4.594% due 02/27/2026	02/28/2025	34,801	36,275	0.02
Project Luminous 7.314% due 12/15/2025	09/20/2023	10,148	10,080	0.01
Project Luminous 7.314% due 12/15/2027	04/24/2024	1,313	1,345	0.00
Ripon Investments Financing Ltd. 0.000% due 05/30/2025	01/11/2023	1,661	1,766	0.00
SSB Manufacturing Co.	06/29/2023	2,432	0	0.00
Sierra Hamilton Holder LLC	07/31/2017	3,896	1	0.00
Turkeys First National Bank 7.962% due 11/15/2034	09/18/2024	60,100	58,838	0.03
VB DPR Finance Co. 6.833% due 03/15/2035	01/31/2025	52,500	53,567	0.03
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019	4,033	153	0.00
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	1,885	1,486	0.00

		$ 1,287,902	$ 962,367	0.53%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(n) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BAR	0.150%	03/27/2025	04/17/2025	$132,905	Barclays Bank PLC 4.500% due 01/08/2026	$(133,598)	$132,905	$132,908

Total Repurchase Agreements						$(133,598)	$132,905	$132,908

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	41

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BAR	0.000%	03/27/2025	04/17/2025	$(129,931)	$(129,931)

Total Reverse Repurchase Agreements					$(129,931)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	1.500%	04/01/2055	$32,175	$(24,266)	$(24,298)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2040	300	(270)	(271)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2055	23,700	(18,780)	(18,840)
Uniform Mortgage-Backed Security, TBA	2.500	04/01/2055	9,150	(7,612)	(7,610)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2055	201,000	(166,376)	(167,150)
Uniform Mortgage-Backed Security, TBA	4.500	04/01/2040	108,300	(106,976)	(107,403)

Total Short Sales (0.2)%				$(324,280)	$(325,572)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BAR	$132,908	$(129,931)	$0	$2,977	$8,595	$11,572

Total Borrowings and Other Financing Transactions	$132,908	$(129,931)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(129,931)	$0	$0	$(129,931)

Total Borrowings	$0	$(129,931)	$0	$0	$(129,931)

Payable for reverse repurchase agreements					$(129,931)

(o)	Securities with an aggregate market value of $142,193 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(36,594) at a weighted average interest rate of 0.664%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	1,942	$1,942	$(483)	$(145)
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	1,973	1,973	(491)	(250)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	3,918	3,918	(1,083)	(847)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	1,942	1,942	(698)	(1,053)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	1,973	1,973	(552)	(893)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	3,918	3,918	(1,264)	(1,476)

Total Written Options					$(4,571)	$(4,664)

42	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2025	394	$54,886	$(499)	$440	$(11,346)
Long Gilt June Futures	06/2025	99,278	11,758,536	(83,966)	126,960	0
U.S. Treasury 2-Year Note June Futures	06/2025	14,033	2,907,243	12,774	0	(110)
U.S. Treasury 5-Year Note June Futures	06/2025	131,658	14,239,636	169,390	0	(4,114)
U.S. Treasury 10-Year Note June Futures	06/2025	95,982	10,674,998	145,655	1,499	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	13,372	1,526,080	12,537	1,254	0

				$255,891	$130,153	$(15,570)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	2,667	$(642,580)	$9,802	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	17,383	(4,168,443)	33,153	652	0
3-Month SOFR Active Contract March Futures	06/2025	16,414	(3,926,537)	31,229	103	0
3-Month SOFR Active Contract March Futures	06/2026	2,497	(602,370)	8,275	0	0
3-Month SOFR Active Contract September Futures	12/2025	2,038	(490,088)	8,401	25	0
Australia Government 10-Year Bond June Futures	06/2025	11,966	(842,351)	(797)	0	(8,007)
Euro-BOBL June Futures	06/2025	11,497	(1,464,330)	10,916	373	(3,481)
Euro-Bund June Futures	06/2025	21,406	(2,981,938)	73,345	0	0
Euro-Schatz June Futures	06/2025	76	(8,789)	(1)	2	(7)
U.S. Treasury Long-Term Bond June Futures	06/2025	61,239	(7,182,186)	(91,927)	0	(11,482)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	4,165	(509,171)	(751)	0	(1,822)

				$81,645	$1,155	$(24,799)

Total Futures Contracts				$337,536	$131,308	$(40,369)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Co.	(5.000)%	Quarterly	06/20/2026	0.589%	$5,800	$(317)	$1	$(316)	$3	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Airbus Finance BV	1.000%	Quarterly	06/20/2028	0.296%	EUR	25,700	$167	$457	$624	$0	$(43)
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.287		$2,400	31	(18)	13	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.346		5,700	88	(41)	47	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514		23,900	(48)	408	360	0	(10)
Boeing Co.	1.000	Quarterly	12/20/2029	0.852		1,000	(8)	15	7	0	(12)
Boeing Co.	1.000	Quarterly	06/20/2030	0.920		37,600	69	84	153	4	(23)
Ford Motor Co.	5.000	Quarterly	06/20/2026	0.538		6,700	744	(375)	369	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2026	0.803		8,800	1,089	(459)	630	0	(10)
Ford Motor Co.	5.000	Quarterly	06/20/2027	0.948		16,700	1,581	(118)	1,463	0	(6)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.436		59,800	4,589	(3,882)	707	0	(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.460		20,000	903	(219)	684	0	(4)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.999		47,500	4,865	(758)	4,107	0	(64)
General Electric Co.	1.000	Quarterly	06/20/2026	0.077		44,800	471	41	512	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097		8,900	99	39	138	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.131	EUR	6,400	(461)	477	16	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.127		34,900	(3,725)	3,977	252	0	(3)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	0.163		55,200	(1,884)	2,513	629	0	(14)
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.211		244,400	(10,378)	14,032	3,654	0	(163)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.237		28,700	(2,120)	2,649	529	0	(21)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.317		$13,300	302	(189)	113	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.368		62,700	1,390	(706)	684	0	(21)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	0.396		6,600	0	87	87	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.492		51,600	(104)	916	812	0	(14)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.547		10,000	(46)	206	160	0	(5)

							$(2,386)	$19,136	$16,750	$4	$(419)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	43

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$205,800	$(1,977)	$642	$(1,335)	$0	$(25)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025		$217,028	$(25,440)	$25,613	$173	$289	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026		1,472	(48)	51	3	1	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		1,050,548	(42,180)	42,963	783	851	0
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027		18,081	(1,487)	1,443	(44)	14	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		103,850	(8,556)	8,026	(530)	66	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		20,100	(1,363)	1,204	(159)	16	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		324,300	(17,949)	13,409	(4,540)	179	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		112,200	(3,866)	1,600	(2,266)	37	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		152,600	(4,431)	290	(4,141)	28	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030		107,100	(3,852)	(196)	(4,048)	15	0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025		7,920	731	(644)	87	2	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025		12,710	1,217	(850)	367	5	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		713,856	17,256	13,432	30,688	461	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		292,992	7,110	9,474	16,584	614	0
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027		55,997	84	2,970	3,054	3	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027		52,050	(630)	3,686	3,056	35	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028		26,558	0	1,549	1,549	0	(12)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028		9,306	115	446	561	0	(1)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029		13,205	700	83	783	3	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		2,924,445	211,900	(50,919)	160,981	739	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		1,802,300	92,364	3,568	95,932	1,737	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		2,800	62	(27)	35	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027		14,660	7	215	222	1	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027		4,400	(1)	75	74	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		20,100	162	217	379	1	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		23,500	281	183	464	2	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		3,533,200	78,991	(10,996)	67,995	22	(16)
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		1,270,100	23,296	62	23,358	227	0
iTraxx Main 43 5-Year Index	1.000	Quarterly	06/20/2030	EUR	1,178,000	26,303	(3,434)	22,869	0	(1,914)

						$350,776	$63,493	$414,269	$5,348	$(1,943)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	474,600	$15,524	$(1,460)	$14,064	$0	$(2,069)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		556,500	46,561	120,036	166,597	0	(3,424)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		47,000	(200)	2,138	1,938	0	(399)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		48,700	(134)	(1,124)	(1,258)	449	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		269,700	16,765	2,145	18,910	0	(2,468)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		500,150	(1,189)	392,166	390,977	0	(4,706)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		3,700	443	97	540	0	(60)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	09/20/2026	JPY	155,370,000	(15,083)	27,919	12,836	0	(637)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027		45,730,000	(2,247)	(2,102)	(4,349)	315	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		275,310,000	859	64,461	65,320	0	(4,076)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		1,037,000,000	10,945	270,261	281,206	0	(18,329)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		487,930,000	6,321	30,955	37,276	0	(10,395)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		93,523,200	560	30,929	31,489	0	(3,288)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		251,200,000	14,320	19,920	34,240	0	(11,819)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		45,656,000	44,542	8,602	53,144	0	(2,636)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		11,112,000	4,659	5,720	10,379	0	(655)
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025		$260,300	(2,037)	(4,109)	(6,146)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025		84,500	(663)	(1,330)	(1,993)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		246,400	(1,933)	(3,861)	(5,794)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025		287,400	(2,220)	(4,249)	(6,469)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025		165,700	(1,251)	(2,573)	(3,824)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025		201,000	(1,548)	(2,960)	(4,508)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	2.790	Annual	04/10/2025		201,500	(1,552)	(2,957)	(4,509)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025		201,000	(1,533)	(2,873)	(4,406)	0	(11)

44	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.500%	Annual	05/22/2025	$21,464,640	$(60,961)	$(19,736)	$(80,697)	$102	$0
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025	12,635,250	308,274	(298,900)	9,374	89	0
Receive	1-Day USD-SOFR Compounded-OIS	2.620	Annual	07/24/2025	1,798,800	13,491	23,378	36,869	133	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	1,948,100	24,790	23,972	48,762	226	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,401,600	301	25,262	25,563	129	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	6,228,000	46,405	(82,700)	(36,295)	279	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	233,830	3,897	(234)	3,663	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.590	Annual	07/23/2026	1,277,500	17,566	23,017	40,583	33	0
Receive	1-Day USD-SOFR Compounded-OIS	2.645	Annual	07/24/2026	1,955,700	27,967	31,923	59,890	46	0
Receive	1-Day USD-SOFR Compounded-OIS	2.243	Annual	08/07/2026	605,500	8,174	14,663	22,837	21	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	262,500	360	(1,044)	(684)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	415,700	(35,297)	13,359	(21,938)	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027	246,000	(19,628)	7,590	(12,038)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	152,500	(12,177)	4,705	(7,472)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	287,000	(24,222)	9,449	(14,773)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027	69,300	(5,818)	2,275	(3,543)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	146,200	(12,381)	4,825	(7,556)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	956,100	(91,992)	45,006	(46,986)	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027	218,900	(17,689)	7,345	(10,344)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	301,850	(29,094)	14,715	(14,379)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	324,900	(20,928)	9,649	(11,279)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	230,500	(16,197)	521	(15,676)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/13/2027	4,602,700	6,299	(59,621)	(53,322)	482	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	1,353,910	60,418	58,795	119,213	5	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	1,141,300	83,500	(7,868)	75,632	21	(22)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	475,000	(21,295)	(3,306)	(24,601)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	326,200	(17,356)	1,674	(15,682)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	323,400	(10,029)	(3,177)	(13,206)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.880	Annual	09/30/2027	832,600	(31,564)	8,550	(23,014)	56	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	1,290,000	(24,936)	(9,746)	(34,682)	95	0
Receive	1-Day USD-SOFR Compounded-OIS	0.550	Semi-Annual	12/18/2027	467,500	(343)	41,196	40,853	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	386,810	27,642	(8,470)	19,172	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	197,000	(907)	1,622	715	60	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	8,700	0	98	98	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	17,500	0	186	186	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	6,300	0	30	30	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	2,000	(7)	19	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	4,886,285	34,553	(63,953)	(29,400)	1,169	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	1,844,111	49,187	(3,105)	46,082	0	(592)
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	07/21/2028	165,400	(8,264)	960	(7,304)	63	0
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028	168,000	(8,579)	1,016	(7,563)	64	0
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028	253,100	(12,159)	1,476	(10,683)	98	0
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028	164,800	(9,863)	1,201	(8,662)	62	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	291,300	(1,056)	1,037	(19)	137	0
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028	101,680	0	791	791	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	152,270	0	1,162	1,162	0	(78)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,157,596	5,177	(7,283)	(2,106)	0	(629)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	86,750	(8,272)	361	(7,911)	26	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029	120,300	(13,896)	3,426	(10,470)	36	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	144,450	(16,714)	4,183	(12,531)	44	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	310,100	(744)	3,939	3,195	186	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	105,000	(247)	1,454	1,207	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	444,540	(586)	6,603	6,017	0	(222)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	429,370	(13,903)	4,388	(9,515)	0	(247)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	931,450	67,824	56,722	124,546	0	(488)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	4,021,540	218,355	178,103	396,458	0	(2,314)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	7,592,290	(21,879)	58,986	37,107	0	(5,247)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	07/12/2029	611,000	3,603	(13,137)	(9,534)	419	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029	3,450,470	(54,502)	(11,641)	(66,143)	0	(2,834)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	10,590,940	(117,413)	90,742	(26,671)	0	(9,967)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,833,235	180,095	(37,230)	142,865	0	(1,486)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	298,600	(586)	(1,874)	(2,460)	0	(316)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	3,164,010	134,190	(39,718)	94,472	16	(3,083)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	5,206,670	64,926	173,674	238,600	0	(5,928)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	335,900	(6,539)	464	(6,075)	395	0
Receive	1-Day USD-SOFR Compounded-OIS	0.650	Semi-Annual	07/15/2030	1,390,000	4,653	225,291	229,944	0	(1,243)
Receive	1-Day USD-SOFR Compounded-OIS	0.711	Semi-Annual	07/28/2030	129,300	25,490	(4,539)	20,951	0	(118)
Receive	1-Day USD-SOFR Compounded-OIS	0.678	Semi-Annual	07/29/2030	122,100	24,301	(4,332)	19,969	0	(111)
Receive	1-Day USD-SOFR Compounded-OIS	0.674	Semi-Annual	08/05/2030	119,100	23,799	(4,321)	19,478	0	(109)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	47,200	(103)	163	60	60	0
Receive	1-Day USD-SOFR Compounded-OIS	0.685	Semi-Annual	09/24/2030	150,000	30,405	(6,157)	24,248	0	(144)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	45

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	0.725%	Semi-Annual	09/25/2030	$150,000	$30,062	$(6,094)	$23,968	$0	$(145)
Receive	1-Day USD-SOFR Compounded-OIS	0.610	Semi-Annual	10/01/2030	150,000	31,144	(5,142)	26,002	0	(143)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	61,554	0	612	612	0	(82)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	152,700	0	1,509	1,509	0	(204)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	123,500	0	1,197	1,197	0	(165)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	120,900	0	1,026	1,026	0	(162)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	219,000	0	1,748	1,748	0	(293)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	164,600	0	1,193	1,193	0	(221)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	287,200	0	1,991	1,991	0	(385)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	268,800	0	1,840	1,840	0	(361)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	123,000	0	816	816	0	(165)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	121,200	0	692	692	0	(163)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	79,200	0	277	277	0	(107)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	63,600	0	178	178	0	(86)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	102,100	0	229	229	0	(138)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	183,100	0	390	390	0	(247)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	127,100	0	257	257	0	(171)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	79,200	0	29	29	0	(107)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	79,700	0	27	27	0	(108)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	79,700	0	6	6	0	(108)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	50,200	0	(10)	(10)	0	(68)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	79,700	0	(31)	(31)	0	(108)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	79,400	0	(47)	(47)	0	(107)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	79,700	0	(91)	(91)	0	(108)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	219,500	41,566	(8,651)	32,915	0	(232)
Receive	1-Day USD-SOFR Compounded-OIS	0.700	Semi-Annual	12/18/2030	757,500	27,068	98,683	125,751	0	(832)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	3,023,360	59,184	(25,723)	33,461	0	(4,216)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	473,880	(21,722)	7,226	(14,496)	0	(707)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	103,800	0	2,773	2,773	0	(152)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	173,510	0	3,507	3,507	0	(268)
Pay	1-Day USD-SOFR Compounded-OIS	3.550	Annual	05/13/2031	3,309,700	(279)	(64,965)	(65,244)	4,966	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	243,400	11,752	31,190	42,942	0	(322)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	6,260,230	69,407	(102,264)	(32,857)	9,866	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,540,220	(19,339)	41,634	22,295	0	(7,388)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	318,670	22	7,927	7,949	0	(494)
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	54,100	9,691	(1,504)	8,187	0	(72)
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	178,300	32,057	(4,972)	27,085	0	(237)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	737,500	1,053	(2,376)	(1,323)	0	(1,361)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031	3,532,550	(63,978)	(25,119)	(89,097)	0	(6,742)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	42,350	(378)	(5,549)	(5,927)	67	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	144,550	(2,262)	(18,655)	(20,917)	231	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	182,700	(27,818)	4,609	(23,209)	312	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	127,720	(18,423)	3,137	(15,286)	221	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	262,800	(29,548)	(2,685)	(32,233)	436	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	172,450	(25,414)	4,420	(20,994)	300	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	2,456,150	97,137	(29,553)	67,584	0	(4,619)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	324,550	(45,166)	(1,395)	(46,561)	583	0
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032	5,143,500	(37,783)	695,392	657,609	0	(9,210)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	44,875	8,386	(151)	8,235	0	(83)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	413,273	62,250	(923)	61,327	0	(763)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	07/12/2032	651,050	(535)	(14,394)	(14,929)	1,362	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,041,770	202,158	46,142	248,300	0	(4,234)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	7,665,070	44,541	170,441	214,982	0	(19,874)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	5,784,570	(256,973)	324,154	67,181	0	(15,223)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	340,200	(14,842)	317	(14,525)	878	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,192,605	80,322	(1,285)	79,037	0	(2,899)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	223,900	(6,237)	268	(5,969)	585	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	117,200	(1,886)	242	(1,644)	310	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	112,600	(914)	227	(687)	300	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	59,500	(584)	192	(392)	159	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	64,000	(604)	212	(392)	171	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	188,900	(1,410)	755	(655)	508	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	95,000	(404)	400	(4)	257	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	239,500	911	947	1,858	650	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	282,100	2,212	1,241	3,453	770	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	222,000	5,616	917	6,533	615	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	159,000	3,897	681	4,578	441	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	157,500	4,054	669	4,723	437	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	200,700	2,883	957	3,840	552	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	93,700	2,454	409	2,863	260	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	97,400	2,352	447	2,799	270	0

46	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.200%	Annual	10/18/2033	$78,200	$2,210	$347	$2,557	$218	$0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	98,300	2,940	434	3,374	274	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	49,200	1,513	217	1,730	137	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	49,200	1,613	212	1,825	138	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	46,000	2,026	173	2,199	130	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	56,700	(207)	3,177	2,970	160	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	52,000	(212)	2,877	2,665	147	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100,800	(423)	5,707	5,284	285	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	103,100	(469)	(3,381)	(3,850)	0	(290)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	103,200	(450)	(1,698)	(2,148)	0	(288)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	102,600	(431)	(1,078)	(1,509)	0	(286)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	890,960	(27,654)	9,810	(17,844)	2,416	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	51,800	(220)	(115)	(335)	0	(144)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	105,100	(451)	(335)	(786)	0	(292)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	51,600	(223)	248	25	0	(142)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	51,600	(223)	10	(213)	0	(143)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	51,600	(236)	522	286	0	(142)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	103,600	(471)	1,330	859	0	(285)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	105,300	(495)	1,186	691	0	(290)
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	105,000	0	1,301	1,301	0	(288)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	100,400	(459)	1,645	1,186	0	(276)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	52,100	(217)	146	(71)	144	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	31,300	(131)	96	(35)	87	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	52,000	(213)	(176)	(389)	143	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	103,700	(420)	(277)	(697)	286	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	104,100	(427)	(113)	(540)	288	0
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	51,100	(221)	(293)	(514)	141	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	51,000	(256)	159	(97)	142	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	41,000	(206)	310	104	114	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	207,200	(927)	2,716	1,789	582	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	106,500	(453)	(322)	(775)	296	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	53,400	(203)	19	(184)	149	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	105,800	(394)	110	(284)	295	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	107,500	(403)	532	129	305	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	52,700	(199)	273	74	150	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	106,800	(368)	983	615	304	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	107,000	(364)	2,186	1,822	307	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	107,000	(423)	2,312	1,889	308	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	108,800	(379)	2,910	2,531	314	0
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	219,100	(728)	4,992	4,264	631	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	106,500	(305)	2,151	1,846	307	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	319,800	(898)	6,785	5,887	922	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	105,800	(286)	2,609	2,323	306	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	162,700	(529)	5,106	4,577	473	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	108,900	(440)	(1,630)	(2,070)	0	(317)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	1,168,910	(31,612)	21,245	(10,367)	3,373	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	161,600	(493)	(1,563)	(2,056)	0	(473)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	107,000	(349)	(1,617)	(1,966)	0	(314)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	217,900	(665)	(56)	(721)	0	(635)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	167,900	(571)	(70)	(641)	0	(490)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	109,800	(423)	222	(201)	0	(323)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	109,900	(434)	743	309	0	(322)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	109,700	(373)	2,079	1,706	0	(319)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	109,900	(437)	1,490	1,053	0	(321)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	109,300	(402)	1,759	1,357	0	(319)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	109,300	(361)	2,736	2,375	0	(317)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	165,300	(579)	3,899	3,320	0	(481)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	52,600	(187)	1,203	1,016	0	(153)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	109,400	(388)	3,082	2,694	0	(318)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	164,600	(593)	4,385	3,792	0	(478)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	108,700	(370)	2,800	2,430	0	(316)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	109,200	(390)	2,315	1,925	0	(319)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	110,200	(408)	2,865	2,457	0	(321)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	110,200	(397)	2,761	2,364	0	(321)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	109,900	(396)	2,435	2,039	0	(321)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	206,700	(845)	4,663	3,818	0	(604)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	66,600	(265)	1,469	1,204	0	(195)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	109,900	(401)	2,029	1,628	0	(322)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	55,300	(209)	1,826	1,617	0	(161)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	109,500	(415)	3,206	2,791	0	(319)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	110,100	(413)	3,116	2,703	0	(321)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	47

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.408%	Annual	09/05/2034	$104,200	$(412)	$4,006	$3,594	$0	$(302)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	110,300	(436)	4,217	3,781	0	(320)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	55,100	(264)	2,975	2,711	0	(158)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	55,500	(254)	2,932	2,678	0	(160)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	14,600	(64)	721	657	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	206,500	(893)	10,155	9,262	0	(597)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	110,600	(393)	5,798	5,405	0	(319)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	110,000	(395)	5,612	5,217	0	(317)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	114,400	(416)	(2,966)	(3,382)	337	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	114,500	(408)	(3,692)	(4,100)	337	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	115,300	(392)	(3,630)	(4,022)	340	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	172,400	(578)	(5,289)	(5,867)	508	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034	57,600	(193)	(1,743)	(1,936)	170	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	115,200	(323)	(3,079)	(3,402)	341	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	114,400	(340)	(2,874)	(3,214)	339	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	114,500	(358)	(2,665)	(3,023)	341	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	230,500	(744)	(5,644)	(6,388)	686	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034	192,200	(629)	(4,373)	(5,002)	572	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	115,800	(371)	(2,544)	(2,915)	345	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034	192,200	(639)	(4,840)	(5,479)	572	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034	192,200	(639)	(4,596)	(5,235)	572	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	192,700	(694)	(5,102)	(5,796)	574	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	385,500	(1,311)	(7,010)	(8,321)	1,155	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	195,000	(760)	1,940	1,180	597	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	195,100	(868)	954	86	597	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	98,100	(440)	1,001	561	301	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	26,840	764	(832)	(68)	83	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	51,300	(273)	432	159	0	(159)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	119,400	(382)	2,760	2,378	376	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	119,100	(378)	1,939	1,561	375	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	118,900	(312)	947	635	373	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	59,800	(157)	526	369	187	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	99,700	(274)	1,225	951	313	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	119,200	(346)	1,543	1,197	375	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	118,500	(318)	1,548	1,230	373	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	209,600	(572)	2,401	1,829	661	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	59,700	(161)	1,133	972	189	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	182,500	(504)	4,139	3,635	580	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	119,700	(329)	3,296	2,967	381	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	60,000	(168)	1,804	1,636	192	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	119,900	(327)	3,497	3,170	383	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	60,150	(231)	(377)	(608)	0	(194)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	120,600	(435)	(969)	(1,404)	0	(389)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	60,300	(213)	(298)	(511)	0	(194)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	120,600	(420)	(642)	(1,062)	0	(388)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	119,700	(355)	(1,018)	(1,373)	0	(387)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	199,600	(569)	(2,913)	(3,482)	0	(650)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	241,600	(710)	(2,604)	(3,314)	0	(786)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	121,100	(351)	(848)	(1,199)	0	(393)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	51,390	0	4,302	4,302	0	(324)
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	68,390	0	4,666	4,666	0	(437)
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	27,170	0	1,573	1,573	0	(175)
Receive	1-Day USD-SOFR Compounded-OIS	0.900	Semi-Annual	03/12/2050	1,085,000	7,579	555,632	563,211	0	(4,356)
Receive	1-Day USD-SOFR Compounded-OIS	0.950	Semi-Annual	12/11/2050	1,343,300	5,165	688,485	693,650	0	(5,510)
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	03/30/2051	3,900	796	1,124	1,920	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051	66,100	9,153	20,028	29,181	0	(323)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	3,516,800	591,007	1,062,663	1,653,670	0	(16,691)
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051	89,100	34,101	618	34,719	0	(432)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	06/15/2052	75,000	39,117	(6)	39,111	0	(316)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	54,400	18,804	1,651	20,455	0	(283)
Receive	1-Day USD-SOFR Compounded-OIS	0.975	Semi-Annual	06/17/2052	97,800	41,087	10,331	51,418	0	(410)
Receive	1-Day USD-SOFR Compounded-OIS	1.025	Semi-Annual	06/22/2052	75,000	38,806	(54)	38,752	0	(317)
Receive	1-Day USD-SOFR Compounded-OIS	1.035	Semi-Annual	06/28/2052	48,500	5,217	20,295	25,512	0	(208)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/15/2052	1,152,760	(47,105)	13,293	(33,812)	0	(8,581)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	724,700	175,728	85,734	261,462	0	(3,813)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	56,400	(6,615)	(634)	(7,249)	383	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053	77,700	(5,123)	(1,729)	(6,852)	552	0
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053	42,100	(8,856)	(1,007)	(9,863)	267	0
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053	41,900	(8,910)	(997)	(9,907)	265	0
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053	64,400	(14,023)	(1,533)	(15,556)	406	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053	31,400	505	(543)	(38)	238	0

48	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.880%	Annual	10/16/2053		$31,800	$794	$(549)	$245	$243	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		30,800	715	(531)	184	235	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		112,780	(612)	11,148	10,536	0	(783)
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		42,500	(364)	(1,560)	(1,924)	315	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026	BRL	608,600	(896)	(5,054)	(5,950)	70	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		307,400	(426)	(2,551)	(2,977)	35	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		508,300	(614)	(4,213)	(4,827)	58	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		1,282,200	(1,118)	(10,603)	(11,721)	147	0
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		1,272,700	(990)	(10,517)	(11,507)	146	0
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		1,260,600	(945)	(10,415)	(11,360)	145	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		920,300	(1,059)	(12,393)	(13,452)	279	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		227,200	(218)	(3,057)	(3,275)	69	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		1,041,400	(1,033)	(14,013)	(15,046)	315	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		759,770	0	(9,487)	(9,487)	229	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,963,600	(1,584)	(26,400)	(27,984)	594	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		2,297,450	0	(28,454)	(28,454)	691	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		488,500	(298)	(6,562)	(6,860)	148	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		1,164,990	0	(14,128)	(14,128)	350	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		1,944,090	0	(23,539)	(23,539)	585	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		3,492,020	0	(42,087)	(42,087)	1,050	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		2,720,760	0	(32,594)	(32,594)	818	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		391,960	0	(4,685)	(4,685)	118	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		2,718,360	0	(32,014)	(32,014)	817	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		2,200,950	0	(25,322)	(25,322)	661	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		280,100	205	(3,740)	(3,535)	84	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		141,400	125	(1,886)	(1,761)	43	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		141,500	138	(1,887)	(1,749)	43	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		72,600	265	(956)	(691)	22	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		314,300	1,177	(4,140)	(2,963)	94	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		750,900	3,511	(9,849)	(6,338)	223	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029	AUD	3,312,400	34,171	(26,375)	7,796	7,506	0
Pay(6)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,222,000	14,904	7,484	22,388	11,834	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	112,300	(182)	3,705	3,523	175	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		91,600	(138)	3,490	3,352	146	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		112,700	(163)	3,900	3,737	184	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		114,400	(175)	4,194	4,019	189	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		89,800	(155)	3,986	3,831	165	0
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029		69,000	(104)	(1,971)	(2,075)	0	(117)
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		92,500	(126)	(2,415)	(2,541)	0	(156)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		116,300	(197)	(873)	(1,070)	0	(180)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		67,700	(191)	2,090	1,899	268	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		69,400	(183)	(567)	(750)	0	(276)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		70,000	(195)	(520)	(715)	0	(277)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		70,100	(188)	2,019	1,831	0	(271)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		61,000	(161)	(1,344)	(1,505)	264	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	954,400	5,636	25,624	31,260	1,826	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	637,200	586	402	988	45	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		525,100	488	331	819	37	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,964,800	1,848	1,233	3,081	139	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		1,328,900	1,271	830	2,101	94	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		793,900	754	496	1,250	56	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		1,339,900	1,368	819	2,187	95	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		1,358,100	1,386	830	2,216	97	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		1,383,600	1,424	843	2,267	99	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		1,353,700	1,635	781	2,416	97	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		629,400	537	405	942	45	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,625,100	1,489	1,026	2,515	116	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		663,400	615	417	1,032	47	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		673,900	633	423	1,056	48	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		674,700	805	391	1,196	48	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		1,354,200	1,094	882	1,976	97	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		1,402,200	1,250	891	2,141	100	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		407,700	372	257	629	29	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		565,500	5	150	155	105	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		565,500	0	153	153	105	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		551,100	0	161	161	103	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		551,100	0	190	190	103	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		551,100	0	223	223	103	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		551,100	0	231	231	103	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		1,707,100	0	734	734	319	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		758,300	0	361	361	142	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	49

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month ZAR-JIBAR	8.203%	Quarterly	01/10/2031	ZAR	2,861,600	$0	$2,286	$2,286	$538	$0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	755,720	(8,233)	5,568	(2,665)	0	(16)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		26,340	(732)	403	(329)	15	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,525,200	(44,781)	28,995	(15,786)	1,727	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,665,500	(23,460)	45,625	22,165	7,240	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		1,291,700	(4,830)	20,951	16,121	5,967	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		578,500	7,641	(878)	6,763	2,855	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025	EUR	875,000	81	13,961	14,042	72	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		32,000	2,710	(2,130)	580	3	0
Receive	6-Month EUR-EURIBOR	0.135	Annual	07/24/2025		375,000	21,877	(16,071)	5,806	30	0
Receive	6-Month EUR-EURIBOR	0.155	Annual	07/27/2025		600,000	0	9,462	9,462	49	0
Receive	6-Month EUR-EURIBOR	0.230	Annual	07/29/2025		300,000	18,107	(13,134)	4,973	25	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		20,500	1,517	(915)	602	1	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		226,800	(22,990)	13,853	(9,137)	138	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		96,600	(9,973)	5,944	(4,029)	58	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		428,500	(45,037)	27,707	(17,330)	326	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		491,000	(45,034)	30,733	(14,301)	380	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		235,750	(21,680)	14,895	(6,785)	190	0
Pay	6-Month EUR-EURIBOR	1.750	Annual	09/21/2027		721,700	(30,289)	27,915	(2,374)	493	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		126,800	3,508	1,621	5,129	164	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		121,000	3,826	1,471	5,297	160	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/21/2029		9,616,100	25,497	218,109	243,606	13,022	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		116,900	(219)	711	492	0	(203)
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030		74,900	(102)	508	406	0	(142)
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/20/2030		2,341,400	23,882	41,812	65,694	4,434	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		917,869	(12,692)	4,801	(7,891)	2,027	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		252,900	(6,296)	6,098	(198)	828	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		68,000	2,684	2,402	5,086	249	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		202,700	8,465	3,702	12,167	753	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		68,000	(210)	1,161	951	256	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		69,500	(220)	1,140	920	262	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		73,400	(175)	(2,794)	(2,969)	308	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		74,200	(199)	1,920	1,721	0	(307)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		72,900	(183)	(1,355)	(1,538)	295	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		115,200	(299)	(1,731)	(2,030)	469	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		73,000	(199)	(69)	(268)	294	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		73,000	(189)	(700)	(889)	291	0
Pay(6)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		72,900	(185)	(1,109)	(1,294)	0	(1,294)
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/20/2050		62,400	(3,236)	934	(2,302)	452	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050		626,000	(58,467)	363,837	305,370	0	(3,183)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,557,071	9,381	1,106,065	1,115,446	0	(13,731)
Pay	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		400	(190)	10	(180)	2	0
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		3,771,700	54,146	282,685	336,831	0	(1,941)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		2,537,600	198,036	8,785	206,821	0	(19,992)
Pay	28-Day MXN-TIIE	8.410	Lunar	12/11/2025	MXN	8,240,000	(25)	(990)	(1,015)	0	(32)
Pay	28-Day MXN-TIIE	8.780	Lunar	12/15/2025		1,750,000	(4)	42	38	0	(6)
Pay	28-Day MXN-TIIE	8.556	Lunar	12/18/2025		1,337,800	(3)	(74)	(77)	0	(6)
Receive	28-Day MXN-TIIE	9.328	Lunar	12/18/2025		2,978,000	5	(682)	(677)	9	0
Receive	28-Day MXN-TIIE	8.103	Lunar	12/22/2025		1,486,300	5	318	323	8	0
Pay(6)	28-Day MXN-TIIE	8.410	Lunar	02/05/2026		8,240,000	(10,479)	10,726	247	0	(12)
Pay(6)	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		1,337,800	(688)	1,439	751	16	0
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029		1,164,600	0	2,255	2,255	30	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		851,700	0	1,600	1,600	22	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		1,043,200	0	2,265	2,265	27	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		1,058,100	0	2,320	2,320	29	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		4,434,100	0	9,584	9,584	117	0
Receive(6)	28-Day MXN-TIIE	9.328	Lunar	05/29/2031		2,978,000	0	(6,040)	(6,040)	0	(55)
Pay(6)	28-Day MXN-TIIE	8.780	Lunar	01/30/2034		1,750,000	129	965	1,094	12	0
Receive(6)	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		1,486,300	4,285	(1,016)	3,269	0	(190)
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	2,416,000	(10,821)	29,207	18,386	341	0
Pay	CAONREPO	2.625	Semi-Annual	03/19/2027		172,700	(4,292)	4,966	674	59	0
Pay	CAONREPO	3.000	Semi-Annual	03/19/2027		376,200	(6,203)	9,579	3,376	133	0
Pay	CAONREPO	2.750	Semi-Annual	12/17/2027		132,800	(3,112)	4,030	918	60	0
Pay	CAONREPO	3.400	Semi-Annual	06/20/2029		34,700	(109)	1,123	1,014	24	0
Receive	CAONREPO	1.000	Semi-Annual	06/16/2047		14,000	4,098	(888)	3,210	0	(54)
Receive	CAONREPO	1.300	Semi-Annual	06/16/2047		340,700	89,216	(22,924)	66,292	0	(1,186)
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	105,100	(17,065)	2,448	(14,617)	196	0
Pay	UKRPI	4.055	Maturity	09/15/2031		97,100	(15,050)	2,307	(12,743)	186	0
Pay	UKRPI	4.066	Maturity	09/15/2031		188,200	(28,892)	4,490	(24,402)	362	0
Pay	UKRPI	4.020	Maturity	10/15/2031		136,900	(21,740)	3,314	(18,426)	299	0
Pay	UKRPI	4.140	Maturity	10/15/2031		263,700	(37,627)	6,655	(30,972)	603	0

50	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	UKRPI	4.400%	Maturity	10/15/2031	GBP	119,600	$(12,820)	$3,288	$(9,532)	$302	$0
Pay	UKRPI	4.250	Maturity	11/15/2031		267,100	(32,869)	7,272	(25,597)	930	0

							$1,919,298	$7,206,831	$9,126,129	$142,490	$(288,774)

Total Swap Agreements							$2,265,394	$7,290,103	$9,555,497	$147,845	$(291,161)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$131,308	$147,845	$279,153	$(4,664)	$(40,369)	$(291,664)	$(336,697)

(q)

Securities with an aggregate market value of $4,725,028 and cash of $33,832 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(503) for closed swap agreements is outstanding at period end.

(r) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	33,508,498		$222,117	$0	$(1,288)
	04/2025		$138,720	JPY	20,726,690	0	(532)
	04/2025		23,109	SGD	30,895	0	(114)
	05/2025	CNH	1,044,575		$142,629	0	(1,529)
	05/2025	SGD	30,850		23,109	109	0
	05/2025		$568,230	CNH	4,114,709	234	(604)
	05/2025		222,117	JPY	33,396,040	1,289	0
	06/2025	CNH	2,699,020		$369,360	0	(4,055)
	06/2025		$178,363	CNH	1,287,153	0	(282)
	07/2025	CNH	2,047,687		$284,216	505	(111)
	08/2025		2,048,003		284,015	0	(485)

BOA	04/2025	AUD	109,628		68,094	0	(407)
	04/2025	CAD	1,651,131		1,146,476	0	(955)
	04/2025	EUR	202,364		218,557	0	(259)
	04/2025	IDR	231,123,377		13,968	79	0
	04/2025	KRW	57,595,398		39,273	178	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	51

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$7,090	AUD	11,175	$0	$(108)
	04/2025		13,958	IDR	231,123,377	0	(70)
	04/2025		121	NOK	1,346	7	0
	05/2025	CNH	1,022,056		$139,629	0	(1,422)
	05/2025	IDR	517,990,419		31,099	57	(1)
	05/2025		$1,040	HKD	8,079	0	0
	05/2025		33,479	INR	2,876,489	98	0
	05/2025		30,780	TRY	1,271,800	1,577	(685)
	06/2025	CNH	1,567,534		$215,932	50	(991)
	06/2025	KRW	281,804		197	5	0
	06/2025		$87,380	CNH	631,307	0	(37)
	06/2025		48,392	KRW	70,562,405	0	(329)
	06/2025		719	TRY	28,241	0	(30)
	08/2025	CNH	1,593,560		$222,749	1,379	0
	08/2025	TWD	42,429		1,301	13	0

BPS	04/2025	BRL	6,516,776		1,135,353	468	(7,117)
	04/2025	CAD	5,092		3,562	23	0
	04/2025	EUR	13,435	GBP	11,136	0	(142)
	04/2025		217,318		$235,859	873	0
	04/2025	GBP	7,071,635		8,942,440	0	(192,340)
	04/2025	IDR	3,184,597,327		192,099	912	0
	04/2025	ILS	215,462		58,746	780	0
	04/2025	JPY	11,958,823		79,559	0	(172)
	04/2025	KRW	8,698,710		5,923	18	0
	04/2025	NOK	17,332		1,651	3	0
	04/2025	SGD	121,591		91,095	596	0
	04/2025	TRY	490,396		12,769	0	(89)
	04/2025	TWD	31,408,298		957,178	11,391	0
	04/2025		$72,428	AUD	114,425	0	(929)
	04/2025		1,136,936	BRL	6,516,776	5,454	(388)
	04/2025		1,213	CAD	1,734	0	(8)
	04/2025		8,677,623	EUR	8,058,295	35,808	0
	04/2025		582,876	IDR	9,586,277,016	0	(7,630)
	04/2025		307,453	INR	26,697,118	4,530	0
	04/2025		1,367,498	JPY	203,876,264	0	(8,232)
	04/2025		282,658	KRW	410,449,484	0	(3,960)
	04/2025		4,303	NZD	7,434	0	(83)
	04/2025		36,299	TRY	1,361,849	0	(639)
	04/2025		620,720	TWD	20,329,729	0	(8,510)
	04/2025		388	ZAR	7,133	0	0
	04/2025	ZAR	2,291,525		$125,276	432	0
	05/2025	CHF	501,085		568,095	0	(330)
	05/2025	CNH	3,811,573		524,599	145	(1,570)
	05/2025	EUR	8,058,295		8,691,765	0	(35,768)
	05/2025	IDR	1,524,174,298		91,620	276	0
	05/2025		$40,422	BRL	234,664	451	0
	05/2025		3,562	CAD	5,085	0	(23)
	05/2025		31,088	EUR	28,811	116	0
	05/2025		33,927	GBP	26,213	0	(68)
	05/2025		114,959	IDR	1,908,011,741	0	(603)
	05/2025		301,308	INR	25,847,567	354	0
	05/2025		79,559	JPY	11,918,749	172	0
	05/2025		1,651	NOK	17,332	0	(3)
	05/2025		38,272	SGD	51,196	0	(103)
	05/2025		6,254	TRY	245,099	0	(189)
	06/2025	CNH	3,301,096		$453,104	0	(3,611)
	06/2025	KRW	23,006,901		16,150	484	0
	06/2025	PLN	67,379		17,439	85	0
	06/2025		$200,000	BRL	1,153,180	0	(481)
	06/2025		80,843	CNH	581,202	2	(434)
	06/2025		5,924	KRW	8,667,310	0	(20)
	06/2025		480,096	PLN	1,867,256	2,722	(1,934)
	06/2025		38,783	TRY	1,524,767	0	(2,014)
	07/2025	TWD	9,533,876		$293,379	4,572	0
	08/2025		13,754,493		421,245	3,475	(22)
	08/2025		$4,361	TWD	142,754	0	(24)
	09/2025	ILS	415,649		$113,562	1,403	0
	10/2025	BRL	6,220,955		1,038,885	395	(5,094)
	05/2029	KWD	42,498		146,100	2,606	0
	07/2029		5,643		19,410	338	0

52	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	04/2025	AUD	14,458		$8,993	$0	$(42)
	04/2025	BRL	1,074,212		187,073	0	(1,172)
	04/2025	CHF	218,546		243,334	0	(3,694)
	04/2025	GBP	11,206	EUR	13,435	52	0
	04/2025	IDR	176,268,429		$10,687	100	0
	04/2025	ILS	67,924		18,635	362	0
	04/2025	INR	401,920		4,589	0	(113)
	04/2025	PEN	79,833		21,714	66	(80)
	04/2025	TRY	3,157,797		81,721	0	(970)
	04/2025		$13,038	AUD	20,730	0	(84)
	04/2025		184,117	BRL	1,074,212	4,128	0
	04/2025		6,174	EUR	5,715	5	0
	04/2025		4,755,036	GBP	3,669,575	0	(14,864)
	04/2025		146,293	IDR	2,396,183,259	0	(2,568)
	04/2025		18,731	ILS	68,756	0	(233)
	04/2025		202	INR	17,596	3	0
	04/2025		2,750	NOK	30,652	163	0
	04/2025		1,983	NZD	3,535	24	0
	04/2025		49,698	PEN	180,149	0	(663)
	04/2025		53,131	SGD	71,036	0	(259)
	04/2025		947,787	TRY	36,476,296	3,348	(8,652)
	04/2025		2,272	ZAR	41,630	4	(8)
	05/2025	EUR	13,435	GBP	11,225	0	(52)
	05/2025	GBP	3,669,575		$4,754,691	14,839	0
	05/2025	TRY	5,989,814		153,002	1,550	(249)
	05/2025		$1,413	NOK	14,869	1	0
	05/2025		162,741	TRY	6,411,420	0	(4,956)
	06/2025	PEN	139,133		$38,346	553	0
	06/2025	TRY	11,919,258		283,993	10	(1,327)
	06/2025		$83,587	PLN	323,787	0	(189)
	06/2025		783,953	TRY	31,232,881	0	(34,649)
	07/2025	PEN	67,874		$18,388	0	(35)
	07/2025		$9,048	TRY	400,863	502	(180)
	08/2025	PEN	9,516		$2,576	0	(5)
	09/2025		41,411		11,352	125	0

BSH	04/2025	BRL	7,326,771		1,296,329	12,383	0
	04/2025	JPY	319,554,527		2,127,810	0	(2,695)
	04/2025	PEN	868,327		231,033	0	(5,201)
	04/2025		$1,258,655	BRL	7,326,771	25,290	0
	04/2025		6,873	PEN	24,998	0	(70)
	05/2025	PEN	323,199		$85,855	0	(2,028)
	05/2025		$2,127,810	JPY	318,478,280	2,676	0
	06/2025	PEN	479,666		$130,054	278	(527)
	06/2025		$200,000	BRL	1,150,500	0	(944)
	06/2025		139,715	PLN	538,679	0	(1,013)
	07/2025	PEN	801,647		$216,006	173	(1,796)
	08/2025		183,450		50,000	228	0
	09/2025		25,092		6,873	72	0

CBK	04/2025	AUD	1,180,700		733,866	0	(3,895)
	04/2025	BRL	8,145,998		1,425,667	2,851	(4,692)
	04/2025	CHF	42,713		48,580	300	0
	04/2025	DKK	8,945		1,259	0	(37)
	04/2025	GBP	1,104,079		1,395,128	0	(31,066)
	04/2025	IDR	2,885,161,840		173,894	698	0
	04/2025	ILS	628,883		172,532	3,343	0
	04/2025	INR	10,032,084		116,409	12	(882)
	04/2025	PEN	1,069,910		285,565	0	(5,545)
	04/2025	TWD	40,379,372		1,232,408	16,366	0
	04/2025		$7,301	AUD	11,551	0	(84)
	04/2025		1,418,620	BRL	8,145,998	8,887	0
	04/2025		3,100	CAD	4,441	3	(17)
	04/2025		73,986	EUR	68,401	66	(90)
	04/2025		69,341	GBP	53,588	0	(119)
	04/2025		360,232	IDR	5,900,400,034	0	(6,183)
	04/2025		113,391	INR	9,721,706	138	0
	04/2025		16,758	KRW	24,522,425	0	(99)
	04/2025		4,119	NZD	7,192	0	(36)
	04/2025		79,674	PEN	290,131	0	(703)
	04/2025		14,747	SEK	147,888	0	(35)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	53

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$5,373	TRY	206,023	$0	$(80)
	04/2025		1,173,819	TWD	38,487,697	0	(14,787)
	05/2025	IDR	1,852,021,978		$111,490	500	0
	05/2025	INR	402,456		4,685	0	(11)
	05/2025	NZD	7,192		4,122	36	0
	05/2025	PEN	542,271		143,416	0	(3,992)
	05/2025	SEK	147,618		14,747	35	0
	05/2025	THB	84		3	0	0
	05/2025		$400,000	BRL	2,286,030	0	(1,829)
	05/2025		25,259	EUR	23,288	0	(37)
	05/2025		105,989	IDR	1,760,903,140	0	(449)
	06/2025	CLP	15,297,778		$16,308	205	0
	06/2025	CNH	909,037		125,435	0	(332)
	06/2025	KRW	1,663,486,256		1,157,515	24,511	0
	06/2025	PEN	548,510		149,176	394	(230)
	06/2025		$1,000,000	BRL	5,798,620	4,489	(1,232)
	06/2025		79,844	CNH	576,367	0	(102)
	06/2025		4,429	PLN	17,192	0	(1)
	07/2025	PEN	302,795		$82,249	311	(282)
	07/2025	TWD	16,377,545		503,394	7,273	0
	07/2025		$25,667	BRL	150,083	126	0
	07/2025		4,025	TRY	162,975	0	(201)
	08/2025	PEN	470,484		$126,444	90	(1,316)
	08/2025	TWD	20,051,064		615,243	6,192	0
	09/2025	ILS	89,975		24,135	0	(144)
	11/2025	PEN	107,652		29,155	17	0
	12/2025		73,022		19,726	0	(31)

CIB	04/2025		$1,010	NZD	1,767	0	(6)

DUB	04/2025	AUD	125,572		$78,104	0	(359)
	04/2025	EUR	7,896,074		8,290,573	1,345	(248,793)
	04/2025	ILS	878,278		240,824	4,539	0
	04/2025	JPY	21,457,500		145,860	2,801	0
	04/2025	NZD	64,976		37,114	223	0
	04/2025		$1,386	DKK	9,600	6	0
	04/2025		496,782	GBP	393,018	10,899	0
	04/2025		238,634	IDR	3,942,243,991	0	(2,169)
	04/2025		49,553	INR	4,262,408	210	0
	04/2025		1,038	NZD	1,828	0	0
	04/2025		53,722	PEN	196,510	0	(246)
	04/2025		12,049	SGD	16,134	0	(41)
	04/2025		3,769	TRY	142,986	0	(63)
	05/2025	DKK	9,582		$1,385	0	(6)
	05/2025	GBP	449,496		581,793	1,196	0
	05/2025	IDR	227,043,687		13,656	49	0
	05/2025	PEN	15,057		3,960	0	(132)
	05/2025	SGD	15,788		11,808	37	0
	06/2025	KRW	723,867,364		506,422	13,506	0
	06/2025	PEN	48,844		13,409	140	0
	09/2025		148,117		40,290	128	0

FAR	04/2025	AUD	820,419		509,879	0	(2,759)
	04/2025	BRL	2,797,229		491,770	1,583	0
	04/2025	CHF	95,468		106,240	0	(1,670)
	04/2025	DKK	14,209		2,003	0	(57)
	04/2025	ILS	757,828		208,746	4,867	0
	04/2025	JPY	228,622,504		1,518,582	0	(5,670)
	04/2025	PEN	498,770		133,777	0	(1,884)
	04/2025		$1,530,735	AUD	2,432,828	0	(10,583)
	04/2025		487,354	BRL	2,797,229	2,834	0
	04/2025		780	HUF	287,661	0	(8)
	04/2025		1,059,883	JPY	158,149,943	0	(5,479)
	04/2025		14	NOK	157	1	0
	04/2025		2,841	TWD	93,099	0	(37)
	04/2025	ZAR	2,793,340		$152,378	195	0
	05/2025	AUD	2,432,828		1,531,088	10,566	0
	05/2025	PEN	238,330		64,000	0	(813)
	05/2025		$291,770	BRL	1,667,838	0	(1,273)
	05/2025		144,946	CNH	1,045,640	0	(640)
	05/2025		1,518,582	JPY	227,852,279	5,654	0
	06/2025	PEN	345,918		$94,084	108	0

54	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025		$200,000	BRL	1,153,360	$0	$(450)
	06/2025		301,725	PLN	1,166,962	0	(1,211)
	07/2025	CNH	1,041,639		$144,946	569	0
	07/2025	PEN	195,330		52,280	0	(760)

GLM	04/2025	BRL	24,614,211		4,319,778	26,194	(19,817)
	04/2025	IDR	2,681,648,967		161,496	616	0
	04/2025	KRW	80,462,766		54,829	210	0
	04/2025	PEN	541,929		144,345	0	(3,086)
	04/2025	TRY	354,608		8,829	0	(258)
	04/2025	TWD	229,071		6,923	24	0
	04/2025		$4,236,503	BRL	24,614,211	76,899	0
	04/2025		289,408	IDR	4,764,526,118	0	(3,610)
	04/2025		22,845	KRW	33,412,297	0	(147)
	04/2025	ZAR	1,201,473		$65,853	395	0
	05/2025	CNH	993,791		135,690	0	(1,461)
	05/2025	IDR	889,908,393		53,363	32	0
	05/2025	PEN	64,405		17,292	0	(223)
	05/2025		$161,496	IDR	2,684,071,415	0	(627)
	06/2025	PLN	144		$37	0	0
	06/2025		$400,000	BRL	2,345,120	5,745	0
	06/2025		98,232	CNH	710,755	103	0
	06/2025		54,829	KRW	80,172,083	0	(220)
	06/2025		176,087	PLN	679,962	0	(998)
	07/2025		88,244	TWD	2,870,393	0	(1,292)
	08/2025		6,923		227,285	0	(19)
	10/2025	BRL	7,130,100		$1,171,043	0	(25,052)

IND	04/2025		$2,681	DKK	18,543	7	0
	05/2025	DKK	18,509		$2,681	0	(6)

JPM	04/2025	BRL	9,721,930		1,687,617	447	(16,504)
	04/2025	CHF	125,470		139,609	0	(2,213)
	04/2025	EUR	156,607		164,718	0	(4,622)
	04/2025	GBP	488,787		616,083	0	(15,307)
	04/2025	IDR	267,145,423		16,172	139	0
	04/2025	ILS	668,084		183,820	4,085	0
	04/2025	INR	2,545,080		29,166	0	(553)
	04/2025	JPY	70,448,472		466,824	0	(2,863)
	04/2025	TRY	789,188		19,629	0	(596)
	04/2025	TWD	5,506,051		167,913	2,095	0
	04/2025		$31,345	AUD	49,653	0	(319)
	04/2025		1,690,601	BRL	9,721,930	13,072	0
	04/2025		10,503	CAD	15,097	8	(20)
	04/2025		10,722	EUR	9,922	7	0
	04/2025		39,899	GBP	30,701	0	(241)
	04/2025		56,400	IDR	926,936,901	0	(799)
	04/2025		79,783	INR	6,887,616	652	0
	04/2025		1,138,578	JPY	169,721,081	0	(7,029)
	04/2025		16,758	KRW	24,511,616	0	(107)
	04/2025		201	SGD	268	0	(1)
	04/2025		6,007	TRY	229,299	0	(105)
	04/2025		435,784	TWD	14,280,347	0	(5,723)
	04/2025	ZAR	121,487		$6,609	0	(10)
	05/2025	CNH	1,062,209		145,421	0	(1,172)
	05/2025	GBP	3,766,665		4,861,111	0	(4,148)
	05/2025	IDR	595,272,334		35,857	182	0
	05/2025	TRY	639,783		14,435	0	(1,679)
	05/2025		$532,480	CNH	3,859,883	685	(473)
	05/2025		466,824	JPY	70,212,258	2,866	0
	05/2025		431,623	TRY	18,762,526	43,563	(774)
	06/2025	CNH	755,575		$103,522	0	(1,014)
	06/2025	MXN	3,190,824		155,501	1,168	0
	06/2025	PLN	458		119	1	0
	06/2025		$1,065,538	BRL	6,227,686	12,071	(117)
	06/2025		435,032	PLN	1,687,693	784	(1,222)
	06/2025		13,372	TRY	529,334	0	(468)
	07/2025	CNH	1,973,505		$273,445	170	(263)
	07/2025	TWD	9,648,351		296,683	4,409	0
	07/2025		$600,000	BRL	3,515,550	4,176	0
	08/2025	CNH	1,868,675		$259,034	87	(641)
	08/2025	TWD	9,506,527		291,665	2,904	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	55

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	04/2025	AUD	439,155		$275,815	$1,731	$(322)
	04/2025	CHF	192,786		216,216	0	(1,695)
	04/2025	GBP	280,519		353,609	0	(8,752)
	04/2025	SEK	212,912		20,441	31	(771)
	04/2025	TWD	8,177,647		252,774	6,500	0
	04/2025		$11,583	AUD	18,381	0	(97)
	04/2025		1,934,408	CAD	2,767,824	0	(10,946)
	04/2025		74	DKK	511	0	0
	04/2025		248,578	EUR	230,496	1,743	(1,086)
	04/2025		174,472	GBP	135,013	35	(104)
	04/2025		23,920	IDR	392,766,400	0	(365)
	04/2025		92,755	INR	8,052,818	1,332	0
	04/2025		1,383	NZD	2,402	0	(19)
	04/2025		1,708	SGD	2,281	0	(10)
	04/2025		286,867	TWD	9,423,878	0	(3,062)
	04/2025		25,092	ZAR	459,259	0	(71)
	04/2025	ZAR	1,376,942		$75,428	411	0
	05/2025	CAD	2,763,733		1,934,408	10,971	0
	05/2025	CNH	1,883,529		259,713	113	(341)
	05/2025	DKK	510		74	0	0
	05/2025	IDR	357,025,209		21,476	80	0
	05/2025	THB	216,849		6,456	43	0
	05/2025		$262,598	CNH	1,903,704	344	(217)
	06/2025	KRW	994,185,928		$687,689	10,495	0
	06/2025		$1,633	MXN	33,697	0	(4)
	06/2025		72,446	PLN	279,646	0	(453)
	06/2025		1,949	TRY	77,123	0	(84)
	07/2025	CNH	946,104		$131,285	149	0
	07/2025	TWD	4,835,786		148,378	1,889	0
	07/2025		$88	TWD	2,874	0	(1)
	08/2025	CNH	1,807,214		$251,010	441	(481)
	08/2025	TWD	4,529,235		138,428	853	0

MYI	04/2025	BRL	265,800		46,289	0	(290)
	04/2025	CAD	1,139,232		795,107	3,413	0
	04/2025	DKK	5,502		768	0	(29)
	04/2025	ILS	745		204	3	0
	04/2025		$19,622	AUD	31,189	0	(133)
	04/2025		45,629	BRL	265,800	950	0
	04/2025		4,451	CAD	6,370	0	(24)
	04/2025		715	SGD	957	0	(3)
	04/2025		3,792	TRY	143,390	0	(94)
	04/2025		61,902	TWD	2,023,699	0	(957)
	05/2025	IDR	329,154,373		$19,776	50	0
	05/2025		$1,857	TRY	71,057	0	(61)
	06/2025	CNH	528,790		$72,921	0	(238)
	06/2025		$32,264	PLN	127,974	698	0
	06/2025		19,195	TRY	756,139	0	(905)
	10/2025	BRL	265,800		$43,710	0	(879)

NGF	06/2025	KRW	350,026,039		245,658	7,313	0

RYL	04/2025		$6,389	SEK	64,500	28	0
	06/2025	CNH	871		$120	0	(1)

SCX	04/2025	GBP	341,638		430,393	0	(10,918)
	04/2025	JPY	18,459,196		122,468	0	(601)
	04/2025	NZD	14,508		8,284	47	0
	04/2025	PEN	229,058		60,703	0	(1,614)
	04/2025	TWD	4,386,906		135,169	3,055	0
	04/2025		$107,865	EUR	99,534	0	(239)
	04/2025		65,133	GBP	50,455	42	0
	04/2025		172,897	IDR	2,828,784,943	0	(3,243)
	04/2025		16,758	KRW	24,485,557	0	(124)
	04/2025		31,718	NZD	55,327	0	(306)
	04/2025		83,032	TWD	2,731,746	0	(764)
	05/2025	CNH	1,758,131		$243,886	1,252	0
	05/2025	IDR	139,407,194		8,390	36	0
	05/2025	NZD	55,327		31,740	304	0
	05/2025	PEN	56,511		15,047	0	(319)
	05/2025	SGD	20		15	0	0
	05/2025		$149,036	JPY	22,356,933	602	(80)
	06/2025	CNH	242,567		$33,403	0	(156)

56	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2025	PEN	136,844		$37,250	$73	$0
	06/2025		$46,710	CNH	340,914	456	0
	07/2025	PEN	180,264		$48,000	0	(927)
	08/2025	TWD	3,950,926		121,080	1,071	0

SSB	04/2025	CHF	763,239		852,183	0	(10,526)
	04/2025	GBP	1,474,583		1,866,561	0	(38,232)
	05/2025	CHF	814,699		924,329	143	0
	05/2025	GBP	2,826,878		3,657,732	6,360	0

UAG	04/2025		1,098,119		1,384,368	0	(34,127)
	04/2025	IDR	146,920,040		8,857	32	0
	04/2025		$11,083	IDR	183,323,224	0	(76)
	04/2025		1,045,113	JPY	155,496,089	0	(8,403)
	04/2025		9,620	TRY	386,581	329	(13)
	04/2025		12	TWD	391	0	0
	05/2025	GBP	933,467		$1,204,726	0	(998)
	05/2025		$8,857	IDR	147,126,663	0	(39)
	05/2025		4,194	TRY	170,832	109	0
	06/2025	MXN	3,100,000		$151,644	1,704	0
	06/2025		$36,539	PLN	141,017	0	(217)
	08/2025		10,164	TRY	452,204	25	0
	11/2025		4,012		189,086	0	(83)

Total Forward Foreign Currency Contracts						$558,750	$(1,020,089)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.180%	07/21/2032	174,900	$28,054	$13,644
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.180	07/21/2032	285,300	45,762	79,502

GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110	07/26/2032	122,300	19,813	9,314
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	177,300	28,722	50,731

MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	140,900	18,592	3,962
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	158,900	20,967	39,837
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.170	07/19/2032	141,400	22,426	10,915
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.170	07/19/2032	159,400	25,281	44,514

Total Purchased Options							$209,617	$252,419

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus TRY	TRY	40.500	05/07/2025	65,200	$(2,635)	$(2,632)
	Call - OTC USD versus TRY		51.500	05/07/2025	65,200	(1,841)	(378)

UAG	Put - OTC USD versus TRY		37.700	05/07/2025	23,300	(559)	(53)
	Call - OTC USD versus TRY		45.900	05/07/2025	23,300	(371)	(232)
	Put - OTC USD versus TRY		39.750	08/11/2025	21,900	(684)	(157)
	Call - OTC USD versus TRY		51.750	08/11/2025	21,900	(481)	(697)
	Put - OTC USD versus TRY		40.575	08/19/2025	33,300	(1,168)	(409)
	Call - OTC USD versus TRY		52.725	08/19/2025	33,300	(724)	(1,066)
	Put - OTC USD versus TRY		41.600	11/12/2025	23,600	(898)	(242)
	Call - OTC USD versus TRY		56.900	11/12/2025	23,600	(658)	(1,147)

						$(10,019)	$(7,013)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.738%	04/28/2025	134,400	$ (484)	$(1,131)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	04/28/2025	134,400	(484)	(195)

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	04/07/2025	122,000	(246)	(317)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	122,000	(246)	(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	57

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510%	04/07/2025	73,200	$(254)	$(52)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	73,200	(254)	(18)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	73,300	(280)	(171)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	73,300	(280)	(37)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	73,700	(264)	(190)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	73,700	(264)	(38)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	73,900	(241)	(172)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	73,900	(241)	(339)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	98,600	(176)	(326)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	98,600	(176)	(76)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	202,100	(749)	(1,447)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	202,100	(749)	(296)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	202,600	(841)	(898)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	202,600	(841)	(777)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	242,400	(1,024)	(308)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	242,400	(1,024)	(260)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	121,900	(554)	(698)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	121,900	(554)	(83)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	122,100	(542)	(654)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	122,100	(542)	(133)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	122,000	(482)	(770)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	122,000	(482)	(145)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	122,400	(461)	(920)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	122,400	(461)	(208)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	122,300	(522)	(561)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	122,300	(522)	(454)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	122,000	(537)	(646)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	122,000	(537)	(93)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	73,300	(277)	(60)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	73,300	(277)	(11)

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	113,100	(426)	(322)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	113,100	(426)	(127)

							$ (16,720)	$(12,935)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Cap	0.026%	1-Day USD-SOFR Compounded-OIS	07/23/2025	1,798,800	$(15,754)	$(15,257)
	Put - OTC 1-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2025	1,798,800	(15,754)	(15)

FAR	Call - OTC 2-Year Interest Rate Cap	0.022	1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(15,009)

MYC	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(26,453)

NGF	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(38,519)

FAR	Put - OTC 2-Year Interest Rate Floor	0.022	1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(489)

MYC	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(1,306)

NGF	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(2,185)

						$(169,358)	$(99,233)

Total Written Options						$(196,097)	$(119,181)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	Israel Government International Bond	1.000%	Quarterly	06/20/2029	0.793%	$	9,400	$(101)	$180	$79	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094		10,600	(464)	451	0	(13)

BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132		47,700	(2,287)	2,169	0	(118)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335		3,100	(276)	250	0	(26)
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	1.276		2,600	(445)	444	0	(1)

BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.990		140,500	(6,441)	6,510	69	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.793		14,000	(223)	340	117	0

CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132		6,100	(219)	204	0	(15)
	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.570		67,700	(340)	983	643	0

58	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)		Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
											Asset	Liability
DUB	Eskom «	4.650%	Quarterly	06/30/2029	—	♦ %	$	50,500	$0	$2,886	$2,886	$0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		217,041	0	1,487	1,487	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦		119,626	0	904	904	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094			17,500	(769)	747	0	(22)

GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132			59,100	(2,190)	2,044	0	(146)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335			25,400	(2,264)	2,054	0	(210)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.733			18,800	2,628	(891)	1,737	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.793			19,200	(261)	422	161	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.859			73,400	(1,997)	2,465	468	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.830			1,560	(65)	72	7	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029			9,700	(102)	96	0	(6)
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326			84,000	(714)	414	0	(300)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094			8,900	(400)	389	0	(11)

JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132			8,800	(339)	317	0	(22)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.793			69,900	(845)	1,430	585	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.859			16,400	(472)	577	105	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.540			21,600	(169)	295	126	0

MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132			61,200	(2,202)	2,051	0	(151)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335			70,400	(6,276)	5,694	0	(582)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.793			13,800	(234)	350	116	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.859			41,100	(1,057)	1,319	262	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.394			3,700	(51)	68	17	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.654			48,100	74	221	295	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.716			40,060	(136)	392	256	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.908			17,400	(336)	390	54	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029			82,600	(872)	818	0	(54)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094			229,100	(10,035)	9,751	0	(284)

									$(39,880)	$48,293	$10,374	$(1,961)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	ABX.HE.AAA.7-1 Index «	0.090%	Monthly	08/25/2037	$	29,823	$(20,753)	$16,589	$0	$(4,164)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		3,215	(2,287)	2,038	0	(249)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		249	(7)	7	0	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		320	(1)	1	0	0

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		3,046	(824)	585	0	(239)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		9,378	(6,553)	5,244	0	(1,309)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		17	(1)	1	0	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		736	(23)	22	0	(1)
	PRIMEX.ARM.2-AAA Index «	4.580	Monthly	12/25/2037		1,041	31	(17)	14	0

CBK	ABX.HE.AA.6-1 Index «	0.320	Monthly	07/25/2045		5,007	(2,441)	2,074	0	(367)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		72,026	(50,188)	40,132	0	(10,056)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		66	(3)	3	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		965	(35)	35	0	0

DUB	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		13,130	(9,149)	7,316	0	(1,833)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		10,731	(7,635)	6,805	0	(830)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		62,000	(1,006)	1,053	47	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		210	(5)	5	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		9,810	(986)	990	4	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		400	(8)	8	0	0

FBF	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046		21,180	(18,854)	15,269	0	(3,585)
	ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037		51	(40)	36	0	(4)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		63,037	(45,249)	36,448	0	(8,801)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		44,303	(32,588)	29,161	0	(3,427)

GST	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		5,467	(1,473)	1,044	0	(429)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		70,698	(25,781)	15,909	0	(9,872)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		21,611	(5,021)	3,350	0	(1,671)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		401,450	(4,763)	5,069	306	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		5,000	(8)	2	0	(6)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		70,800	109	(292)	0	(183)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		73	(3)	3	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		16,019	(18)	20	2	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		192,970	(8,170)	8,253	83	0
	CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058		20,000	(1,505)	1,499	0	(6)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	59

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
JPM	ABX.HE.AA.6-2 Index «	0.170%	Monthly	05/25/2046	$	711	$(300)	$180	$0	$(120)
	ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037		14	(8)	7	0	(1)
	ABX.HE.AA.7-2 Index «	1.920	Monthly	01/25/2038		150	(84)	47	0	(37)

JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		319,300	(5,507)	5,751	244	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		11,362	(504)	505	1	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		294,311	(2,633)	2,760	127	0

MEI	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		4,313	(1,122)	783	0	(339)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		11	0	0	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		2,808	(195)	195	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		155,396	(12,168)	12,235	67	0

MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		42,365	(7,352)	4,025	0	(3,327)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		15,005	(10,442)	8,347	0	(2,095)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		8,038	(5,720)	5,098	0	(622)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		81,300	(1,373)	1,435	62	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		52	(1)	1	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		1,252	(93)	93	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		8,829	(878)	882	4	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		748	(31)	30	0	(1)

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		454,800	(1,564)	1,911	347	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054		82,900	392	(351)	41	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		125,500	(139)	1	0	(138)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		446	0	0	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		795	(44)	44	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		68,673	79	(49)	30	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		800	0	(1)	0	(1)

UAG	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		1,004	(59)	59	0	0

							$(294,984)	$242,650	$1,379	$(53,713)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	233,540	1.186%	Maturity	06/20/2025	$	205,200	$1,647	$(1,341)	$306	$0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.186	Maturity	06/20/2025		393,500	3,279	(1,409)	1,870	0
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.186	Maturity	06/20/2025		404,400	3,454	(1,595)	1,859	0
	Receive	iBoxx USD Liquid Investment Grade Index	77,785	4.310	Maturity	06/20/2025		17,000	0	46	46	0

									$8,380	$(4,299)	$4,081	$0

Total Swap Agreements									$(326,484)	$286,644	$15,834	$(55,674)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$2,137	$0	$0	$2,137	$(9,000)	$0	$0	$(9,000)	$(6,863)	$7,486	$623
BOA	3,443	0	79	3,522	(5,294)	(3,010)	(4,426)	(12,730)	(9,208)	14,981	5,773
BOM	0	0	0	0	0	(1,326)	0	(1,326)	(1,326)	0	(1,326)
BPS	78,884	0	306	79,190	(282,530)	(319)	(145)	(282,994)	(203,804)	226,205	22,401
BRC	25,835	0	200	26,035	(75,044)	(1,017)	(1,549)	(77,610)	(51,575)	60,393	8,818
BSH	41,100	0	0	41,100	(14,274)	0	0	(14,274)	26,826	(24,270)	2,556
CBK	76,843	0	643	77,486	(78,539)	(402)	(10,438)	(89,379)	(11,893)	39,623	27,730
CIB	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
DUB	35,079	93,146	5,328	133,553	(251,809)	0	(2,685)	(254,494)	(120,941)	209,600	88,659
FAR	26,377	0	0	26,377	(33,294)	(18,916)	0	(52,210)	(25,833)	32,229	6,396
FBF	0	0	0	0	0	0	(15,817)	(15,817)	(15,817)	11,759	(4,058)

60	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
GLM	$110,218	$60,045	$0	$170,263	$(56,810)	$(5,194)	$0	$(62,004)	$108,259	$(62,440)	$45,819
GST	0	0	2,764	2,764	0	0	(12,840)	(12,840)	(10,076)	5,367	(4,709)
IND	7	0	0	7	(6)	0	0	(6)	1	0	1
JPM	93,571	0	2,686	96,257	(68,983)	0	(180)	(69,163)	27,094	(14,741)	12,353
JPS	0	0	372	372	0	0	0	0	372	(470)	(98)
MBC	37,161	0	0	37,161	(28,881)	0	0	(28,881)	8,280	(1,950)	6,330
MEI	0	0	67	67	0	0	(339)	(339)	(272)	159	(113)
MYC	0	99,228	2,971	102,199	0	(43,841)	(7,116)	(50,957)	51,242	34,480	85,722
MYI	5,114	0	0	5,114	(3,613)	0	0	(3,613)	1,501	3,794	5,295
NGF	7,313	0	0	7,313	0	(41,153)	0	(41,153)	(33,840)	36,465	2,625
RYL	28	0	0	28	(1)	0	0	(1)	27	0	27
SAL	0	0	418	418	0	0	(139)	(139)	279	(184)	95
SCX	6,938	0	0	6,938	(19,291)	0	0	(19,291)	(12,353)	14,230	1,877
SSB	6,503	0	0	6,503	(48,758)	0	0	(48,758)	(42,255)	57,802	15,547
UAG	2,199	0	0	2,199	(43,956)	(4,003)	0	(47,959)	(45,760)	48,817	3,057

Total Over the Counter	$558,750	$252,419	$15,834	$827,003	$(1,020,089)	$(119,181)	$(55,674)	$(1,194,944)

(s)

Securities with an aggregate market value of $803,390 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$131,308	$131,308
Swap Agreements	0	5,355	0	0	142,490	147,845

	$0	$5,355	$0	$0	$273,798	$279,153

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$558,750	$0	$558,750
Purchased Options	0	0	0	0	252,419	252,419
Swap Agreements	0	11,753	0	0	4,081	15,834

	$0	$11,753	$0	$558,750	$256,500	$827,003

	$0	$17,108	$0	$558,750	$530,298	$1,106,156

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	61

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4,664	$4,664
Futures	0	0	0	0	40,369	40,369
Swap Agreements	0	2,890	0	0	288,774	291,664

	$0	$2,890	$0	$0	$333,807	$336,697

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,020,089	$0	$1,020,089
Written Options	0	0	0	7,013	112,168	119,181
Swap Agreements	0	55,674	0	0	0	55,674

	$0	$55,674	$0	$1,027,102	$112,168	$1,194,944

	$0	$58,564	$0	$1,027,102	$445,975	$1,531,641

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$27,793	$27,793
Futures	0	0	0	0	(860,559)	(860,559)
Swap Agreements	0	580,024	0	0	2,236,257	2,816,281

	$0	$580,024	$0	$0	$1,403,491	$1,983,515

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,258,332	$0	$1,258,332
Purchased Options	0	0	54,323	0	(67,197)	(12,874)
Written Options	0	0	0	10,719	102,152	112,871
Swap Agreements	0	158,531	0	0	7,073	165,604

	$0	$158,531	$54,323	$1,269,051	$42,028	$1,523,933

	$0	$738,555	$54,323	$1,269,051	$1,445,519	$3,507,448

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1,435)	$(1,435)
Futures	0	0	0	0	263,751	263,751
Swap Agreements	0	(352,039)	0	0	(1,130,795)	(1,482,834)

	$0	$(352,039)	$0	$0	$(868,479)	$(1,220,518)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(577,669)	$0	$(577,669)
Purchased Options	0	0	0	0	(5,666)	(5,666)
Written Options	0	0	0	(14,963)	67,345	52,382
Swap Agreements	0	(107,618)	0	0	(2,676)	(110,294)

	$0	$(107,618)	$0	$(592,632)	$59,003	$(641,247)

	$0	$(459,657)	$0	$(592,632)	$(809,476)	$(1,861,765)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,031,283	$3,394,550	$4,425,833
Corporate Bonds & Notes
Banking & Finance	0	5,979,977	1,005,883	6,985,860
Industrials	0	5,846,046	293,632	6,139,678
Utilities	0	2,414,802	0	2,414,802
Municipal Bonds & Notes
California	0	27,988	0	27,988
Illinois	0	46,248	0	46,248

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
U.S. Government Agencies	$0	$114,998,264	$0	$114,998,264
U.S. Treasury Obligations	0	28,847,705	0	28,847,705
Non-Agency Mortgage-Backed Securities	0	58,356,867	2,495,470	60,852,337
Asset-Backed Securities
Automobile ABS Other	0	865,121	18,194	883,315
Automobile Sequential	0	7,578,989	0	7,578,989
Casino Services	0	0	47,339	47,339
CMBS Other	0	442,851	0	442,851

62	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Credit Card Bullet	$0	$13,992	$0	$13,992
Credit Card Other	0	383,022	0	383,022
Home Equity Other	0	8,500,242	0	8,500,242
Home Equity Sequential	0	154,368	0	154,368
Manufacturing House ABS Other	0	12,653	0	12,653
Manufacturing House Sequential	0	104,472	0	104,472
Whole Loan Collateral	0	1,113,992	0	1,113,992
Other ABS	0	17,636,205	957,102	18,593,307
Sovereign Issues	0	14,771,148	0	14,771,148
Common Stocks
Consumer Staples	0	0	13	13
Financials	7,466	0	268,858	276,324
Health Care	0	0	51	51
Industrials	0	0	8,430	8,430
Warrants
Financials	0	0	362	362
Preferred Securities
Banking & Finance	0	586,081	0	586,081
Industrials	0	245	0	245
Real Estate Investment Trusts
Real Estate	384,910	0	0	384,910
Short-Term Instruments
Repurchase Agreements	0	132,905	0	132,905
Short-Term Notes	0	18,307	0	18,307
U.S. Treasury Bills	0	142,905	0	142,905

	$392,376	$270,006,678	$8,489,884	$278,888,938

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	$71,354	$0	$411,588	$482,942
Short-Term Instruments
Central Funds Used for Cash Management Purposes	10,612,398	0	0	10,612,398

	$10,683,752	$0	$411,588	$11,095,340

Total Investments	$11,076,128	$270,006,678	$8,901,472	$289,984,278

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(325,572)	$0	$(325,572)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	127,775	151,378	0	279,153
Over the counter	0	821,712	5,291	827,003

	$127,775	$973,090	$5,291	$1,106,156

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(22,841)	(313,353)	0	(336,194)
Over the counter	0	(1,141,567)	(53,377)	(1,194,944)

	$(22,841)	$(1,454,920)	$(53,377)	$(1,531,138)

Total Financial Derivative Instruments	$104,934	$(481,830)	$(48,086)	(424,982)

Totals	$11,181,062	$269,199,276	$8,853,386	$289,233,724

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$1,852,767	$1,812,834	$(325,179)	$8,675	$(3,305)	$47,126	$1,632	$0	$3,394,550	$36,109
Corporate Bonds & Notes
Banking & Finance	82,319	984,005	(28,788)	1,434	703	(17,134)	0	(16,656)	1,005,883	(17,919)
Industrials	79,608	217,148	(1,445)	(1)	25	(1,703)	0	0	293,632	(1,714)
Non-Agency Mortgage-Backed Securities	2,165,173	2,410,543	(1,176,536)	6,229	7,878	(111,428)	0	(806,389)	2,495,470	7,825
Asset-Backed Securities
Automobile ABS Other	75,523	0	(44,013)	0	0	(523)	0	(12,793)	18,194	(475)
Automobile Sequential	283,576	0	(63,100)	3	4	1,308	0	(221,791)	0	1,247
Home Equity Other	87,024	6,948	(19,771)	93	220	782	0	(75,296)	0	315
Home Equity Sequential	27	0	(10)	0	0	(1)	0	(16)	0	0
Casino Services	51,989	0	(2,101)	0	(168)	(2,381)	0	0	47,339	(2,688)
Whole Loan Collateral	43,094	0	(9,210)	6	(9)	298	0	(34,179)	0	79
Other ABS	492,953	759,704	(214,790)	2,642	(19,516)	(13,861)	0	(50,030)	957,102	(22,841)
Common Stocks
Consumer Discretionary	18	0	(2,431)	0	0	2,413	0	0	0	0
Consumer Staples(3)	19	2,431	0	0	0	(2,437)	0	0	13	(2,437)
Energy	265	0	(451)	0	186	0	0	0	0	0
Financials	218,814	4	0	0	0	50,040	0	0	268,858	50,044
Health Care	44	0	0	0	0	7	0	0	51	6
Industrials	7,316	925	0	0	0	189	0	0	8,430	190
Warrants
Financials	371	0	0	0	0	(9)	0	0	362	(9)

	$5,440,900	$6,194,542	$(1,887,825)	$19,081	$(13,982)	$(47,314)	$1,632	$(1,217,150)	$8,489,884	$47,732

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	63

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(2)

Investments in Affiliates, at Value
Common Stocks
Communication Services	$22,975	$0	$0	$0	$0	$(5,240)	$0	$0	$17,735	$(5,240)
Health Care	295,175	0	0	0	0	(16,157)	0	0	279,018	(16,157)
Industrials	134,618	0	(127,269)	0	97,645	(104,993)	0	0	1	0
Utilities	161,623	0	0	0	0	(46,789)	0	0	114,834	(46,789)

Financial Derivative Instruments - Assets
Over the counter	$3,385	$1,208	$(17)	$0	$2	$713	$0	$0	$5,291	$1,279

Financial Derivative Instruments - Liabilities
Over the counter	$(45,481)	$27,132	$(18,778)	$0	$9,306	$(25,556)	$0	$0	$(53,377)	$(10,525)

Totals	$6,013,195	$6,222,882	$(2,033,889)	$19,081	$92,971	$(245,336)	$1,632	$(1,217,150)	$8,853,386	$(29,700)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs			(% Unless Noted Otherwise)
						Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$173,078	Comparable Companies	EBITDA Multiple	X		14.000	—
	1,135,355	Discounted Cash Flow	Discount Rate			5.487-14.360	7.780
	80,246	Discounted Cash Flow/Indicative Market Quotation	Discount Rate/ Broker Quote	%/	%	7.261/90.000	—
	141,108	Indicative Market Quotation	Broker Quote			100.500	—
	848,764	Recent Transaction	Purchase Price			98.754-100.000	99.806
	1,015,999	Third Party Vendor	Broker Quote			37.500-101.500	101.200
Corporate Bonds & Notes
Banking & Finance	293,052	Discounted Cash Flow	Discount Rate			5.394-12.000	7.451
	134,676	Proxy Pricing	Base Price			100.000-101.959	100.734
	1,766	Discounted Cash Flow	Discount Rate			10.000	—
	576,389	Recent Transaction	Purchase Price			97.635	—
Industrials	293,632	Discounted Cash Flow	Discount Rate			5.051-7.890	6.660
Non-Agency Mortgage-Backed Securities	875,805	Discounted Cash Flow	Discount Rate			5.598-10.000	7.010
	168,924	Other Valuation Techniques(4)	—			—	—
	1,397,635	Proxy Pricing	Base Price			80.214-117.785	93.675
	53,106	Recent Transaction	Purchase Price			83.030-97.141	95.575
Asset-Backed Securities
Automobile ABS Other	18,194	Discounted Cash Flow	Discount Rate			8.000	—
Casino Services	47,339	Discounted Cash Flow	Discount Rate			6.527	—
Other ABS	91,966	Other Valuation Techniques(4)	—			—	—
	128,647	Proxy Pricing	Base Price			100.000-120.958	102.836
	286,004	Recent Transaction	Purchase Price			100.000	—
	450,485	Discounted Cash Flow	Discount Rate			4.642-24.000	10.229
Common Stocks
Consumer Staples	13	Indicative Market Quotation	Broker Quote			8.750	—
Financials	268,857	Comparable Companies	EBITDA Multiple	X		4.660	—
	1	Indicative Market Quotation	Broker Quote			4.500	—
Health Care	51	Discounted Cash Flow	Discount Rate			20.000	—
Industrials	8,430	Indicative Market Quotation	Broker Quote	$		1.063-25.188	20.888
Warrants
Financials	362	Option Pricing Model	Volatility			32.500	—

Investments in Affiliates, at Value
Common Stocks
Communication Services	17,735	Reference Instrument	Stock Price w/ Liquidity Discount			12.000	—
Health Care	279,018	Comparable Companies	EBITDA Multiple			14.000	—
Industrials	1	Expected Recovery	Price	$		0.000	—
Utilities	114,834	Comparable Companies	EBITDA Multiple	X		4.609	—

64	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2025

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Financial Derivative Instruments - Assets
Over the counter	$5,291	Indicative Market Quotation	Broker Quote		0.329-5.703	3.279

Financial Derivative Instruments - Liabilities
Over the counter	(53,377)	Indicative Market Quotation	Broker Quote	$	75.00-92.50	87.081

Total	$8,853,386

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Industrials to Consumer Staples since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	65

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Income Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

The Fund has established MLM 766, LLC, a Delaware limited liability company (the “Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

In this reporting period, the Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest

66	PIMCO INCOME FUND

March 31, 2025

has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2025, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	67

Notes to Financial Statements	(Cont.)

important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Fund’s consolidated financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Fund has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Fund’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Fund’s consolidated financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Fund’s consolidated financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly

68	PIMCO INCOME FUND

March 31, 2025

provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Fund’s consolidated financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant

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Notes to Financial Statements	(Cont.)

exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable

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inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying

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rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The Fund may invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,513,918	$67,357,771	$(64,259,900)	$3,411	$(2,802)	$10,612,398	$333,276	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

An affiliate includes any company in which the Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended March 31, 2025 (amounts in thousands†, except number of shares).

Security Name	Market Value at 03/31/2024	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 03/31/2025	Dividend Income	Shares Held at 03/31/2025

Amsurg Equity	$295,175	$0	$0	$0	$(16,157)	$279,018	$0	5,968,052

Clear Channel Outdoor Holdings, Inc.	83,923	0	0	0	(27,465)	56,458	0	50,862,666

iHeartMedia, Inc. ‘A’	18,869	0	0	0	(3,973)	14,896	0	9,028,024

iHeartMedia, Inc. ‘B’	22,975	0	0	0	(5,240)	17,735	0	12,214,441

Neiman Marcus Group Ltd. LLC	134,616	0	(127,268)	97,645	(104,993)	0	0	0

Sierra Hamilton Holder LLC	2	0	(1)	0	0	1	0	15,369,768

Windstream Units	161,623	0	0	0	(46,789)	114,834	0	5,118,377

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools

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created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to

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shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so to the extent the Fund invests in REITs, the Fund will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of March 31, 2025, as applicable, are disclosed in the Notes to Consolidated Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their

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prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales Short sales are transactions in which the Fund sells a security that it does not own in anticipation that the market price of that security will decline. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the

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Notes to Financial Statements	(Cont.)

“Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1⁄3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2025, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as

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realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect the Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

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Notes to Financial Statements	(Cont.)

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other

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obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where

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Notes to Financial Statements	(Cont.)

the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk  is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater

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price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Fund’s sensitivity to interest rate risks.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Distribution Rate Risk  is the risk that the Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Contingent Convertible Securities Risk  is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of the Fund’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Fund.

LIBOR Transition Risk  is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional

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Notes to Financial Statements	(Cont.)

Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruptions Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular

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organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Fund, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

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Notes to Financial Statements	(Cont.)

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	I-2	I-3		Administrative Class	Class A	Class C	Class R
0.25%	0.25%	0.35%	0.45%	(1)	0.25%	0.40%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2025, the Distributor retained $3,287,802 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs

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of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Fund is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2025, the amount waived and/or reimbursed was $1,313,502.

(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2025, for the PIMCO Income Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. There were no waivers and or Reimbursement by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale

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Notes to Financial Statements	(Cont.)

of securities and reinvestments in other securities, which are borne by the Fund. Frequent and active trading of the Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the

Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Income Fund	$1,753,449,558	$1,736,619,886	$56,872,325	$10,828,206

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	3,554,132	$37,707,364	2,829,233	$29,490,695

I-2	1,559,248	16,545,326	1,523,371	15,873,660

I-3	152,860	1,614,616	132,134	1,376,187

Administrative Class	9,965	105,836	10,477	109,181

Class A	302,084	3,206,798	323,283	3,365,601

Class C	87,218	927,452	73,498	766,652

Class R	7,530	79,900	8,078	84,276
Issued as reinvestment of distributions

Institutional Class	542,494	5,754,470	443,599	4,621,391

I-2	215,756	2,288,447	170,102	1,772,403

I-3	14,818	157,193	8,723	90,979

Administrative Class	1,522	16,140	1,634	17,007

Class A	69,499	736,922	67,895	707,121

Class C	16,982	180,050	18,398	191,570

Class R	2,565	27,202	2,469	25,718
Cost of shares redeemed

Institutional Class	(1,846,013)	(19,570,485)	(1,743,400)	(18,110,696)

I-2	(957,486)	(10,145,512)	(795,441)	(8,259,991)

I-3	(99,351)	(1,054,686)	(104,826)	(1,091,696)

Administrative Class	(9,238)	(97,818)	(16,755)	(173,438)

Class A	(331,898)	(3,517,101)	(319,870)	(3,325,406)

Class C	(114,600)	(1,214,966)	(134,146)	(1,392,150)

Class R	(8,164)	(86,514)	(8,343)	(86,704)

Net increase (decrease) resulting from Fund share transactions	3,169,923	$33,660,634	2,490,113	$26,052,360

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2025, two persons owned of record or beneficially 10% or more of the Fund’s total outstanding shares, comprising 31% of the Fund.

14. BASIS FOR CONSOLIDATION

The consolidated financial statements include the accounts of the Fund and MLM 766, LLC, a Delaware limited liability company (the “Subsidiary”). Similarly, the Consolidated Schedule of Investments

includes the portfolio holdings of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated in consolidation. The Subsidiary was formed on April 30, 2018, as a wholly-owned subsidiary of the Fund and acts as an investment vehicle in order to acquire residential mortgage loans consistent with the Fund’s investment objectives and policies. The net assets of the Subsidiary as of period end represented less than 0.01% of the Fund’s consolidated net assets.

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March 31, 2025

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral- Capital(5)	Qualified Late-Year Loss Deferral- Ordinary(6)	Total Components of Distributable Earnings

PIMCO Income Fund	$328,045	$0	$(2,254,323)	$(75,940)	$(11,235,462)	$0	$(546,025)	$(13,783,705)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, short positions, partnerships, other temporary differences, and convertible securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through March 31, 2025, which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through March 31, 2025 and Ordinary losses realized during the period January 1, 2025 through March 31, 2025 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2025, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Income Fund	$6,038,983	$5,196,479

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Income Fund	$301,416,706	$14,103,478	$(16,341,052)	$(2,237,574)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	89

Notes to Financial Statements	(Cont.)	March 31, 2025

purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, short positions, partnerships, other temporary differences, and convertible securities.

For the fiscal years ended March 31, 2025 and March 31, 2024, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

	March 31, 2025			March 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Income Fund	$10,095,554	$0	$0	$8,123,815	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

90	PIMCO INCOME FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Income Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of PIMCO Income Fund and its subsidiary (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2025, the related consolidated statement of operations for the year ended March 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights (consolidated) for each of the five years in the period ended March 31, 2025 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2025

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	91

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MEI	Merrill Lynch International

BAR	Barclays PLC Corporate RRP/REPO trading	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC

BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	HUF	Hungarian Forint	NZD	New Zealand Dollar

BRL	Brazilian Real	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona

CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht

DKK	Danish Krone	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

EGP	Egyptian Pound	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

HKD	Hong Kong Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	PRIMEX.ARM	Prime Mortgage-Backed Securities Index—Adjustable Rate Mortgage

BOBL	Bundesobligation, the German word for federal government bond	EUR001M	1 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	EUR006M	6 Month EUR Swap Rate	UKRPI	United Kingdom Retail Prices Index

CDX.HY	Credit Derivatives Index - High Yield	LIBOR01M	1 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR

CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

BABs	Build America Bonds	DAC	Designated Activity Company	RMBS	Residential Mortgage-Backed Security

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

CBO	Collateralized Bond Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CDO	Collateralized Debt Obligation

92	PIMCO INCOME FUND

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Income Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0550	$0.0000	$0.0000	$0.0550

November 2024	$0.0550	$0.0000	$0.0000	$0.0550

December 2024	$0.0550	$0.0000	$0.0000	$0.0550

January 2025	$0.0550	$0.0000	$0.0000	$0.0550

February 2025	$0.0550	$0.0000	$0.0000	$0.0550

March 2025	$0.0550	$0.0000	$0.0000	$0.0550

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0541	$0.0000	$0.0000	$0.0541

November 2024	$0.0541	$0.0000	$0.0000	$0.0541

December 2024	$0.0541	$0.0000	$0.0000	$0.0541

January 2025	$0.0541	$0.0000	$0.0000	$0.0541

February 2025	$0.0541	$0.0000	$0.0000	$0.0541

March 2025	$0.0541	$0.0000	$0.0000	$0.0541

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0536	$0.0000	$0.0000	$0.0536

November 2024	$0.0537	$0.0000	$0.0000	$0.0537

December 2024	$0.0537	$0.0000	$0.0000	$0.0537

January 2025	$0.0537	$0.0000	$0.0000	$0.0537

February 2025	$0.0537	$0.0000	$0.0000	$0.0537

March 2025	$0.0537	$0.0000	$0.0000	$0.0537

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0528	$0.0000	$0.0000	$0.0528

November 2024	$0.0528	$0.0000	$0.0000	$0.0528

December 2024	$0.0528	$0.0000	$0.0000	$0.0528

January 2025	$0.0528	$0.0000	$0.0000	$0.0528

February 2025	$0.0528	$0.0000	$0.0000	$0.0528

March 2025	$0.0528	$0.0000	$0.0000	$0.0528

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0514	$0.0000	$0.0000	$0.0514

November 2024	$0.0515	$0.0000	$0.0000	$0.0515

December 2024	$0.0514	$0.0000	$0.0000	$0.0514

January 2025	$0.0515	$0.0000	$0.0000	$0.0515

February 2025	$0.0515	$0.0000	$0.0000	$0.0515

March 2025	$0.0514	$0.0000	$0.0000	$0.0514

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	93

Distribution Information	(Cont.)	(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0446	$0.0000	$0.0000	$0.0446

November 2024	$0.0449	$0.0000	$0.0000	$0.0449

December 2024	$0.0448	$0.0000	$0.0000	$0.0448

January 2025	$0.0449	$0.0000	$0.0000	$0.0449

February 2025	$0.0449	$0.0000	$0.0000	$0.0449

March 2025	$0.0447	$0.0000	$0.0000	$0.0447

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0492	$0.0000	$0.0000	$0.0492

November 2024	$0.0493	$0.0000	$0.0000	$0.0493

December 2024	$0.0492	$0.0000	$0.0000	$0.0492

January 2025	$0.0493	$0.0000	$0.0000	$0.0493

February 2025	$0.0493	$0.0000	$0.0000	$0.0493

March 2025	$0.0492	$0.0000	$0.0000	$0.0492

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

94	PIMCO INCOME FUND

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2025 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Fund intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Fund intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Income Fund	0.00%	0.00%	$7,143,262	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	95

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

96	PIMCO INCOME FUND

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	35,155,639,503.71	541,564,301.84

Kimberley G. Stafford†	35,335,546,173.41	361,657,632.15

Michael J. Berchtold	35,329,119,814.53	368,083,991.02

Jennifer Holden Dunbar	35,291,747,375.28	405,456,430.27

Kym M. Hubbard	35,275,801,900.63	421,401,904.92

Gary F. Kennedy	32,867,722,905.96	2,829,480,899.59

Anne K. Kratky	35,267,192,460.47	430,011,345.09

Steven Lipiner	35,327,604,784.63	369,599,020.93

Peter B. McCarthy	34,965,645,653.53	731,558,152.02

Ronald C. Parker	35,126,210,479.41	570,993,326.14

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	97

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

98	PIMCO INCOME FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PIMS0766FSTMAR_033125

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2025

PIMCO Total Return Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the PIMCO Total Return Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Total Return Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Fund may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Fund’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may

2	PIMCO TOTAL RETURN FUND

contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Fund and its investments.

Certain instruments in which the Fund may invest have historically referenced the London Interbank Offered Rate (“LIBOR”) to, among other things, determine payment obligations, financing terms, hedging strategies or investment value. LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. As of June 30, 2023, LIBOR was determined to be no longer representative but certain settings of LIBOR continued to be published synthetically until September 30, 2024. Publication of all LIBOR settings has since permanently ceased. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop (e.g., the Secured Overnight Financing Rate (SOFR) for USD-LIBOR). While the transition from LIBOR has been substantially completed, there remains residual risks associated with the transition that may impact markets or particular investments and, as such, the full impact of the transition on the Fund or the financial instruments in which the Fund invests cannot yet be fully determined. For example, so-called “tough legacy” contracts have LIBOR interest rate provisions with no fallback provisions contemplating the permanent discontinuation of LIBOR, fallback provisions which may have not effectively resulted in a transition away from LIBOR prior to LIBOR’s replacement date or otherwise have inadequate fallback provisions. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on SOFR for tough legacy contracts governed by U.S. law. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts. Certain of the Fund’s investments may have involved individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or were subject to synthetic LIBOR and no assurances can be given that these measures will have had the intended effects.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Fund and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Total Return Fund	05/11/87	05/11/87	04/30/08	04/27/18	09/08/94	01/13/97	01/13/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	3

Important Information About the PIMCO Total Return Fund	(Cont.)

Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Fund’s shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Fund has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO TOTAL RETURN FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	5

Financial Highlights	PIMCO Total Return Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class

03/31/2025	$8.56	$0.39	$0.13	$0.52	$(0.40)	$0.00	$0.00	$(0.40)

03/31/2024	8.63	0.36	(0.09)	0.27	(0.21)	0.00	(0.13)	(0.34)

03/31/2023	9.58	0.27	(0.83)	(0.56)	(0.39)	0.00	0.00	(0.39)

03/31/2022	10.22	0.20	(0.60)	(0.40)	(0.24)	0.00	0.00	(0.24)

03/31/2021	10.49	0.22	0.13	0.35	(0.24)	(0.38)	0.00	(0.62)
I-2

03/31/2025	8.56	0.38	0.13	0.51	(0.39)	0.00	0.00	(0.39)

03/31/2024	8.63	0.36	(0.10)	0.26	(0.20)	0.00	(0.13)	(0.33)

03/31/2023	9.58	0.27	(0.84)	(0.57)	(0.38)	0.00	0.00	(0.38)

03/31/2022	10.22	0.19	(0.60)	(0.41)	(0.23)	0.00	0.00	(0.23)

03/31/2021	10.49	0.21	0.13	0.34	(0.23)	(0.38)	0.00	(0.61)
I-3

03/31/2025	8.56	0.37	0.14	0.51	(0.39)	0.00	0.00	(0.39)

03/31/2024	8.63	0.35	(0.09)	0.26	(0.20)	0.00	(0.13)	(0.33)

03/31/2023	9.58	0.27	(0.84)	(0.57)	(0.38)	0.00	0.00	(0.38)

03/31/2022	10.22	0.19	(0.60)	(0.41)	(0.23)	0.00	0.00	(0.23)

03/31/2021	10.49	0.21	0.13	0.34	(0.23)	(0.38)	0.00	(0.61)
Administrative Class

03/31/2025	8.56	0.36	0.14	0.50	(0.38)	0.00	0.00	(0.38)

03/31/2024	8.63	0.34	(0.09)	0.25	(0.19)	0.00	(0.13)	(0.32)

03/31/2023	9.58	0.25	(0.83)	(0.58)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.22	0.18	(0.60)	(0.42)	(0.22)	0.00	0.00	(0.22)

03/31/2021	10.49	0.19	0.14	0.33	(0.22)	(0.38)	0.00	(0.60)
Class A

03/31/2025	8.56	0.36	0.13	0.49	(0.37)	0.00	0.00	(0.37)

03/31/2024	8.63	0.33	(0.09)	0.24	(0.18)	0.00	(0.13)	(0.31)

03/31/2023	9.58	0.24	(0.83)	(0.59)	(0.36)	0.00	0.00	(0.36)

03/31/2022	10.22	0.17	(0.60)	(0.43)	(0.21)	0.00	0.00	(0.21)

03/31/2021	10.49	0.18	0.14	0.32	(0.21)	(0.38)	0.00	(0.59)
Class C

03/31/2025	8.56	0.29	0.14	0.43	(0.31)	0.00	0.00	(0.31)

03/31/2024	8.63	0.27	(0.09)	0.18	(0.12)	0.00	(0.13)	(0.25)

03/31/2023	9.58	0.17	(0.82)	(0.65)	(0.30)	0.00	0.00	(0.30)

03/31/2022	10.22	0.09	(0.60)	(0.51)	(0.13)	0.00	0.00	(0.13)

03/31/2021	10.49	0.11	0.13	0.24	(0.13)	(0.38)	0.00	(0.51)
Class R

03/31/2025	8.56	0.33	0.14	0.47	(0.35)	0.00	0.00	(0.35)

03/31/2024	8.63	0.31	(0.09)	0.22	(0.16)	0.00	(0.13)	(0.29)

03/31/2023	9.58	0.22	(0.83)	(0.61)	(0.34)	0.00	0.00	(0.34)

03/31/2022	10.22	0.14	(0.60)	(0.46)	(0.18)	0.00	0.00	(0.18)

03/31/2021	10.49	0.16	0.13	0.29	(0.18)	(0.38)	0.00	(0.56)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which the Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO TOTAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.68	6.22%	$34,437,824	0.53%	0.53%	0.46%	0.46%	4.49%	606%

8.56	3.27	42,614,284	0.51	0.51	0.46	0.46	4.32	469

8.63	(5.75)	44,432,756	0.49	0.49	0.46	0.46	3.09	377

9.58	(4.02)	51,678,056	0.46	0.46	0.46	0.46	1.97	289

10.22	3.25	52,033,884	0.47	0.47	0.46	0.46	2.06	430

8.68	6.12	5,346,377	0.63	0.63	0.56	0.56	4.37	606

8.56	3.17	4,757,258	0.61	0.61	0.56	0.56	4.23	469

8.63	(5.85)	4,276,414	0.59	0.59	0.56	0.56	2.99	377

9.58	(4.11)	4,428,616	0.56	0.56	0.56	0.56	1.86	289

10.22	3.15	4,682,354	0.57	0.57	0.56	0.56	1.96	430

8.68	6.06	170,898	0.68	0.73	0.61	0.66	4.32	606

8.56	3.12	139,332	0.66	0.71	0.61	0.66	4.18	469

8.63	(5.89)	136,834	0.64	0.69	0.61	0.66	3.03	377

9.58	(4.16)	92,075	0.61	0.66	0.61	0.66	1.81	289

10.22	3.10	107,994	0.62	0.67	0.61	0.66	1.94	430

8.68	5.96	630,807	0.78	0.78	0.71	0.71	4.23	606

8.56	3.02	731,886	0.76	0.76	0.71	0.71	4.05	469

8.63	(5.99)	1,069,278	0.74	0.74	0.71	0.71	2.79	377

9.58	(4.26)	1,569,483	0.71	0.71	0.71	0.71	1.72	289

10.22	2.99	1,668,610	0.72	0.72	0.71	0.71	1.82	430

8.68	5.86	4,112,833	0.87	0.87	0.80	0.80	4.14	606

8.56	2.93	4,553,670	0.85	0.85	0.80	0.80	3.98	469

8.63	(6.07)	5,217,377	0.83	0.83	0.80	0.80	2.74	377

9.58	(4.34)	6,460,966	0.80	0.80	0.80	0.80	1.62	289

10.22	2.90	7,991,147	0.81	0.81	0.80	0.80	1.72	430

8.68	5.07	115,574	1.62	1.62	1.55	1.55	3.39	606

8.56	2.16	126,074	1.60	1.60	1.55	1.55	3.22	469

8.63	(6.78)	154,869	1.58	1.58	1.55	1.55	1.96	377

9.58	(5.06)	222,903	1.55	1.55	1.55	1.55	0.87	289

10.22	2.13	353,523	1.56	1.56	1.55	1.55	1.01	430

8.68	5.60	374,610	1.12	1.12	1.05	1.05	3.89	606

8.56	2.68	386,149	1.10	1.10	1.05	1.05	3.73	469

8.63	(6.31)	414,747	1.08	1.08	1.05	1.05	2.47	377

9.58	(4.58)	549,527	1.05	1.05	1.05	1.05	1.37	289

10.22	2.64	677,048	1.06	1.06	1.05	1.05	1.48	430

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	7

Consolidated Statement of Assets and Liabilities	PIMCO Total Return Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$59,301,153
Investments in Affiliates	2,839,088
Financial Derivative Instruments
Exchange-traded or centrally cleared	16,223
Over the counter	226,240
Cash	28,446
Deposits with counterparty	30,617
Foreign currency, at value	80,102
Receivable for investments sold	234,330
Receivable for TBA investments sold	32,180,879
Receivable for Fund shares sold	45,515
Interest and/or dividends receivable	276,906
Dividends receivable from Affiliates	12,935
Reimbursement receivable from PIMCO	21
Total Assets	95,272,455

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$212,875
Payable for short sales	360,882

Financial Derivative Instruments
Exchange-traded or centrally cleared	38,609
Over the counter	218,263
Payable for investments purchased	362,837
Payable for investments in Affiliates purchased	13,304
Payable for investments purchased on a delayed-delivery basis	14,229
Payable for TBA investments purchased	48,343,964
Payable for unfunded loan commitments	5,860
Deposits from counterparty	296,562
Payable for Fund shares redeemed	184,746
Distributions payable	12,692
Accrued investment advisory fees	9,091
Accrued supervisory and administrative fees	8,413
Accrued distribution fees	268
Accrued servicing fees	919
Foreign capital gains tax payable	18
Total Liabilities	50,083,532

Commitments and Contingent Liabilities^

Net Assets	$45,188,923

Net Assets Consist of:

Paid in capital	$55,550,085
Distributable earnings (accumulated loss)	(10,361,162)

Net Assets	$45,188,923

Cost of investments in securities	$62,624,317
Cost of investments in Affiliates	$2,878,799
Cost of foreign currency held	$79,902
Proceeds received on short sales	$359,014
Cost or premiums of financial derivative instruments, net	$181,711

* Includes repurchase agreements of:	$326,555

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

8	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

Net Assets:

Institutional Class	$34,437,824
I-2	5,346,377
I-3	170,898
Administrative Class	630,807
Class A	4,112,833
Class C	115,574
Class R	374,610

Shares Issued and Outstanding:

Institutional Class	3,968,084
I-2	616,039
I-3	19,692
Administrative Class	72,684
Class A	473,903
Class C	13,317
Class R	43,164

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.68
I-2	8.68
I-3	8.68
Administrative Class	8.68
Class A	8.68
Class C	8.68
Class R	8.68

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	9

Consolidated Statement of Operations	PIMCO Total Return Fund

Year Ended March 31, 2025
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$2,256,951
Dividends	3,774
Dividends from Investments in Affiliates	183,193
Miscellaneous income	1,626
Total Income	2,445,544

Expenses:

Investment advisory fees	122,048
Supervisory and administrative fees	112,157
Distribution and/or servicing fees - Administrative Class	1,718
Distribution and/or servicing fees - Class A	10,832
Distribution and/or servicing fees - Class C	1,188
Distribution and/or servicing fees - Class R	1,898
Trustee fees	348
Interest expense	33,025
Miscellaneous expense	26
Total Expenses	283,240
Waiver and/or Reimbursement by PIMCO	(258)
Net Expenses	282,982

Net Investment Income (Loss)	2,162,562

Net Realized Gain (Loss):

Investments in securities	(1,155,962)
Investments in Affiliates	685
Exchange-traded or centrally cleared financial derivative instruments	(66,408)
Over the counter financial derivative instruments	483,327
Short sales	56
Foreign currency	(38,677)

Net Realized Gain (Loss)	(776,979)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	1,411,521
Investments in Affiliates	11,267
Exchange-traded or centrally cleared financial derivative instruments	232,264
Over the counter financial derivative instruments	(113,323)
Short sales	(8)
Foreign currency assets and liabilities	8,219

Net Change in Unrealized Appreciation (Depreciation)	1,549,940

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,935,523

* Foreign tax withholdings	$199

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	PIMCO Total Return Fund

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,162,562	$2,292,480
Net realized gain (loss)	(776,979)	(1,527,657)
Net change in unrealized appreciation (depreciation)	1,549,940	885,584

Net Increase (Decrease) in Net Assets Resulting from Operations	2,935,523	1,650,407

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,775,845)	(1,089,730)
I-2	(226,671)	(109,612)
I-3	(7,018)	(3,452)
Administrative Class	(30,247)	(20,211)
Class A	(186,832)	(105,592)
Class C	(4,233)	(1,985)
Class R	(15,423)	(7,728)

Tax basis return of capital
Institutional Class	0	(651,893)
I-2	0	(68,192)
I-3	0	(2,194)
Administrative Class	0	(13,432)
Class A	0	(72,955)
Class C	0	(2,082)
Class R	0	(6,000)

Total Distributions(a)	(2,246,269)	(2,155,058)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(8,808,984)	(1,888,971)

Total Increase (Decrease) in Net Assets	(8,119,730)	(2,393,622)

Net Assets:

Beginning of year	53,308,653	55,702,275
End of year	$45,188,923	$53,308,653

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	11

Consolidated Schedule of Investments	PIMCO Total Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 131.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%

Aligned Data Centers International LP
7.799% due 05/16/2028 «~		$92,000	$92,261

Altice France SA
9.802% due 08/15/2028		11,195	10,063

Castlelake LP
2.950% due 05/13/2031 «•		73,573	69,408

CoreWeave Compute Acquisition Co. LLC
TBD% - 10.322% due 05/16/2029 «µ		2,500	2,511

Databricks, Inc.
TBD% due 01/03/2031 «µ		4,493	4,527
8.823% due 01/03/2031 «		20,301	20,453

Encina Private Credit LLC
TBD% - 8.911% due 11/30/2025 «µ		5,587	5,491

KRE 1330 Broadway Owner LLC
6.137% - 9.322% due 11/10/2025 «		107,121	61,593

Pantheon Senior Debt III (PSD III)
1.000% due 03/24/2026 «		15,300	15,300

Project Alpha Investindustrial
4.594% (EUR001M + 2.100%) due 02/27/2026 «~(l)	EUR	10,112	10,934

Project Hudson II
7.730% due 05/29/2026 «		$26,500	26,858

Project Quasar Pledgco SLU
5.642% (EUR001M + 3.250%) due 03/15/2026 «~	EUR	52,360	53,497

Stonepeak Nile Parent LLC
TBD% due 02/04/2032		$7,700	7,679

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~		10,300	10,184

Total Loan Participations and Assignments (Cost $443,368)			390,759

CORPORATE BONDS & NOTES 24.5%

BANKING & FINANCE 15.1%

ABN AMRO Bank NV
2.470% due 12/13/2029 •		5,300	4,887
6.339% due 09/18/2027 •		5,200	5,319
6.575% due 10/13/2026 •		5,500	5,555

Accident Fund Insurance Co. of America
8.500% due 08/01/2032		45,000	44,875

AerCap Ireland Capital DAC
2.450% due 10/29/2026		4,900	4,736
3.000% due 10/29/2028		643	604
4.450% due 10/01/2025		22,600	22,569
4.450% due 04/03/2026		3,900	3,897

AIB Group PLC
7.583% due 10/14/2026 •		1,100	1,116

Aircastle Ltd.
2.850% due 01/26/2028		54,500	51,464
4.250% due 06/15/2026		1,500	1,488

Alamo Re Ltd.
12.042% due 06/07/2027 ~		8,000	8,396
15.542% due 06/08/2026 ~		8,000	8,401

Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2028		600	590

Ally Financial, Inc.
2.200% due 11/02/2028		890	807
4.750% due 06/09/2027		2,372	2,371
5.800% due 05/01/2025		3,800	3,803
6.848% due 01/03/2030 •		8,400	8,777

American Assets Trust LP
3.375% due 02/01/2031		28,500	25,154

American Express Co.
2.550% due 03/04/2027		1,960	1,895
5.085% due 01/30/2031 ~		5,000	5,065
6.338% due 10/30/2026 •		7,700	7,775

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Homes 4 Rent LP
2.375% due 07/15/2031	$2,600	$2,232
4.250% due 02/15/2028	6,678	6,610
4.900% due 02/15/2029	53,900	54,092

American Tower Corp.
2.750% due 01/15/2027	23,000	22,274
3.375% due 10/15/2026	4,165	4,091
3.650% due 03/15/2027	275	270
5.200% due 02/15/2029	5,300	5,386
5.800% due 11/15/2028	825	856

Antares Holdings LP
3.950% due 07/15/2026	6,200	6,085
6.500% due 02/08/2029 (n)	16,200	16,298
7.950% due 08/11/2028	20,600	21,755

Aon North America, Inc.
5.125% due 03/01/2027	20,663	20,891
5.150% due 03/01/2029	4,800	4,886

Armor RE Ltd.
12.792% due 01/07/2032 •	600	609

Athene Global Funding
5.322% due 11/13/2031	8,000	8,009
5.388% due 08/27/2026 ~	5,900	5,924
5.573% due 03/25/2027 ~	25,000	25,170
5.620% due 05/08/2026	6,000	6,064
5.684% due 02/23/2026	5,400	5,456

Aviation Capital Group LLC
3.500% due 11/01/2027	1,000	966
4.125% due 08/01/2025	33,233	33,121
4.875% due 10/01/2025	3,800	3,799
5.125% due 04/10/2030	3,400	3,383
5.375% due 07/15/2029	1,100	1,109
6.250% due 04/15/2028	8,318	8,614

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	17,549	16,432
5.750% due 03/01/2029	6,100	6,215
6.375% due 05/04/2028	1,900	1,967

Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029	10,600	10,869
6.033% due 03/13/2035 •	11,100	11,416

Banco BTG Pactual SA
2.750% due 01/11/2026	7,600	7,471

Banco do Brasil SA
4.875% due 01/11/2029	500	492

Banco Santander SA
4.175% due 03/24/2028 •	19,200	19,012
5.565% due 01/17/2030	37,900	38,916
5.739% due 03/14/2028 •(n)	24,800	25,011
6.527% due 11/07/2027 •	15,800	16,273
6.607% due 11/07/2028	15,800	16,795

Bangkok Bank PCL
3.466% due 09/23/2036 •(k)	3,000	2,649

Bank of America Corp.
1.197% due 10/24/2026 •	26,600	26,099
2.551% due 02/04/2028 •	38,300	36,959
3.384% due 04/02/2026 •	24,550	24,549
3.419% due 12/20/2028 •	30,498	29,563
3.559% due 04/23/2027 •	9,086	8,989
3.824% due 01/20/2028 •	6,035	5,961
3.970% due 03/05/2029 •	820	806
4.271% due 07/23/2029 •	850	840
4.376% due 04/27/2028 •	8,460	8,426
4.827% due 07/22/2026 •	1,579	1,580
4.979% due 01/24/2029 ~(n)	8,000	8,082
5.080% due 01/20/2027 •	2,782	2,792
5.710% due 09/15/2027 ~	15,000	15,200
5.933% due 09/15/2027 •	48,200	49,154
6.204% due 11/10/2028 •	5,897	6,130

Bank of Ireland Group PLC
6.253% due 09/16/2026 •	26,400	26,584

Bank of New York Mellon Corp.
4.543% due 02/01/2029 •	1,368	1,371
4.975% due 03/14/2030 •	11,300	11,464

Banque Federative du Credit Mutuel SA
5.896% due 07/13/2026	11,100	11,282

Barclays PLC
2.852% due 05/07/2026 •	48,600	48,499
2.894% due 11/24/2032 •	2,209	1,916

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.837% due 09/10/2028 •		$20,600	$20,622
4.942% due 09/10/2030 •		2,100	2,094
5.335% due 09/10/2035 •		19,800	19,323
5.674% due 03/12/2028 •		26,700	27,180
5.690% due 03/12/2030 •		16,500	16,921
5.848% due 03/12/2028 •		46,500	47,136
5.851% due 03/21/2035 ~	GBP	2,900	3,693
6.238% due 09/13/2027 •		$29,000	29,517
6.375% due 12/15/2025 ~(i)(k)	GBP	1,100	1,422
6.490% due 09/13/2029 •		$17,500	18,405
6.496% due 09/13/2027 •		42,300	43,342
7.325% due 11/02/2026 •		40,000	40,581
7.385% due 11/02/2028 •		31,700	33,682
7.437% due 11/02/2033 •		3,191	3,563

BGC Group, Inc.
4.375% due 12/15/2025		4,500	4,481
6.150% due 04/02/2030 (c)		1,400	1,395
6.600% due 06/10/2029		12,600	12,951
8.000% due 05/25/2028		18,100	19,333

Block Financial LLC
3.875% due 08/15/2030		3,300	3,099

Blue Owl Finance LLC
3.125% due 06/10/2031		2,000	1,757

BNP Paribas SA
1.904% due 09/30/2028 •		39,900	37,177
2.219% due 06/09/2026 •		23,200	23,086
2.871% due 04/19/2032 •		5,800	5,102
4.625% due 02/25/2031 •(i)(k)(n)		12,400	10,705
5.125% due 01/13/2029 •		16,800	16,983
5.198% due 01/10/2030 •		33,000	33,340
5.497% due 05/20/2030 •		26,700	27,182
5.786% due 01/13/2033 ~		2,800	2,864

Bonanza RE Ltd.
4.282% due 01/08/2026 ~		300	244

Boost Newco Borrower LLC
7.500% due 01/15/2031 (n)		1,700	1,771

Boston Properties LP
2.450% due 10/01/2033		4,076	3,195
3.400% due 06/21/2029 (n)		28,441	26,580

BPCE SA
5.281% due 05/30/2029		4,750	4,836
5.876% due 01/14/2031 ~		13,300	13,628
5.936% due 05/30/2035 •		4,900	4,940
6.612% due 10/19/2027 •		29,050	29,844
6.714% due 10/19/2029 •		16,700	17,596
7.003% due 10/19/2034 •		5,400	5,884

Brandywine Operating Partnership LP
3.950% due 11/15/2027 (n)		13,116	12,411
4.550% due 10/01/2029 (n)		16,500	15,023
8.300% due 03/15/2028 (n)		1,900	1,969

Brixmor Operating Partnership LP
2.250% due 04/01/2028		2,500	2,322
3.900% due 03/15/2027		3,090	3,039
4.125% due 06/15/2026		8,500	8,438

Brookfield Finance, Inc.
4.350% due 04/15/2030		1,200	1,174

CaixaBank SA
5.673% due 03/15/2030 •		3,000	3,078

Cape Lookout Re Ltd.
11.192% due 03/13/2032 •		5,500	5,500

Capital One Financial Corp.
4.927% due 05/10/2028 •		22,600	22,679
4.985% due 07/24/2026 •		12,200	12,204

CI Financial Corp.
7.500% due 05/30/2029		7,900	8,287

Citibank NA
4.838% due 08/06/2029		7,750	7,834

Citigroup, Inc.
2.572% due 06/03/2031 •		13,100	11,671
3.070% due 02/24/2028 •		71,900	69,892
4.658% due 05/24/2028 •		2,400	2,403
5.174% due 02/13/2030 •		7,700	7,802

Citrus Re Ltd.
9.352% due 06/07/2029 •		20,000	20,140

Consumers Securitization Funding LLC
5.210% due 09/01/2031		2,600	2,656
5.550% due 03/01/2028		20,310	20,582

12	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		$6,000	$5,895
1.106% due 02/24/2027 •		24,700	23,938
4.375% due 08/04/2025		22,300	22,246
4.655% due 08/22/2028 •		32,000	31,970
5.447% due 03/05/2030 •		14,750	15,106

COPT Defense Properties LP
2.250% due 03/15/2026		5,390	5,253
2.750% due 04/15/2031		2,700	2,341

Corebridge Global Funding
4.650% due 08/20/2027		7,300	7,326
5.750% due 07/02/2026		2,500	2,538

CoStar Group, Inc.
2.800% due 07/15/2030		9,600	8,552

CPI Property Group SA
1.500% due 01/27/2031	EUR	2,786	2,378
1.625% due 04/23/2027 þ		28,900	30,668

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	27,900	8,145

Credit Agricole SA
1.247% due 01/26/2027 •		$7,800	7,588
1.907% due 06/16/2026 •		13,200	13,120
5.229% due 03/11/2027 ~		21,850	21,949
6.316% due 10/03/2029 •		20,550	21,486

Credit Suisse AG AT1 Claim		27,500	3,300

Crown Castle, Inc.
2.900% due 03/15/2027		500	483
3.700% due 06/15/2026		600	593
4.800% due 09/01/2028		4,000	3,994
5.600% due 06/01/2029		3,100	3,169

Danske Bank AS
1.621% due 09/11/2026 •		9,200	9,077
4.298% due 04/01/2028 •		18,900	18,768
5.427% due 03/01/2028 •		3,700	3,763
5.705% due 03/01/2030 •		5,600	5,764
6.259% due 09/22/2026 •		11,500	11,582

Deutsche Bank AG
1.375% due 09/03/2026 ~	EUR	19,900	21,375
1.625% due 01/20/2027		46,900	49,737
2.129% due 11/24/2026 •		$22,800	22,393
2.311% due 11/16/2027 •		30,400	29,221
3.035% due 05/28/2032 •		400	350
3.547% due 09/18/2031 •		50,250	46,226
3.729% due 01/14/2032 •		800	720
5.000% due 09/05/2030 ~	EUR	12,000	13,716
5.578% due 11/16/2027 •		$18,300	18,373
6.119% due 07/14/2026 •		6,200	6,221

Digital Realty Trust LP
3.600% due 07/01/2029		13,617	12,991
4.450% due 07/15/2028		43,490	43,212

DNB Bank ASA
1.127% due 09/16/2026 •		12,100	11,908

DOC DR LLC
3.950% due 01/15/2028		3,900	3,824

East Lane Re Ltd.
13.542% due 03/31/2026 ~		13,400	13,501

Empower Finance LP
1.357% due 09/17/2027		15,600	14,460

EPR Properties
3.600% due 11/15/2031		15,100	13,484
3.750% due 08/15/2029		14,900	13,977
4.500% due 06/01/2027		7,800	7,698
4.750% due 12/15/2026		4,100	4,083
4.950% due 04/15/2028		25,572	25,334

Equinix, Inc.
1.000% due 09/15/2025		58,500	57,600
1.550% due 03/15/2028		38,144	35,010

Essex Portfolio LP
3.375% due 04/15/2026		880	870

European Investment Bank
2.875% due 06/13/2025		4,540	4,526

European Union
2.875% due 10/05/2029	EUR	185,300	202,800

Everglades Re Ltd.
17.042% due 05/13/2027 •		$1,650	1,734

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Extra Space Storage LP
3.500% due 07/01/2026		$5,600	$5,528

F&G Annuities & Life, Inc.
6.250% due 10/04/2034		3,600	3,490
6.500% due 06/04/2029		900	917

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		6,100	6,113

Fidelity National Financial, Inc.
2.450% due 03/15/2031		4,900	4,222

First American Financial Corp.
4.000% due 05/15/2030		8,290	7,919

Fish Pond Re Ltd.
8.292% due 01/08/2027 •		1,400	1,432

Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	1,700	1,832
2.386% due 02/17/2026		4,575	4,928
2.900% due 02/16/2028		$7,129	6,601
3.250% due 09/15/2025	EUR	7,800	8,449
3.375% due 11/13/2025		$17,400	17,194
4.000% due 11/13/2030		12,500	11,198
4.134% due 08/04/2025		800	795
4.389% due 01/08/2026		500	497
4.542% due 08/01/2026		9,200	9,085
4.687% due 06/09/2025		2,600	2,597
5.113% due 05/03/2029		7,650	7,378
5.125% due 06/16/2025		32,700	32,679
5.800% due 03/08/2029		57,900	57,362
5.875% due 11/07/2029		9,000	8,907
5.918% due 03/20/2028		13,500	13,566
6.125% due 03/08/2034		1,600	1,536

FS KKR Capital Corp.
6.875% due 08/15/2029		700	718

GA Global Funding Trust
1.625% due 01/15/2026		8,200	7,999

GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,400	5,302

General Motors Financial Co., Inc.
2.400% due 04/10/2028		1,842	1,706
5.709% due 05/08/2027 ~		12,100	12,152

Glitner Banki HF
0.000% due 12/31/2030 «	EUR	27	0

Globe Life, Inc.
2.150% due 08/15/2030		$5,575	4,834

GLP Capital LP
3.250% due 01/15/2032		400	347
4.000% due 01/15/2030		19,400	18,354
4.000% due 01/15/2031		2,800	2,613
5.300% due 01/15/2029		3,100	3,107
5.375% due 04/15/2026		1,500	1,506

Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		8,600	8,251
5.049% due 07/23/2030 •		22,400	22,591
5.207% due 01/28/2031 ~		33,200	33,659
5.425% due 08/10/2026 •		29,300	29,394
5.441% due 01/28/2031 ~		33,300	33,471
5.798% due 08/10/2026 •		31,500	31,629
6.484% due 10/24/2029 •		38,500	40,677

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		20,700	20,149

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		10,100	9,817

Great-West Lifeco U.S. Finance LP
0.904% due 08/12/2025		10,400	10,256

Greengrove RE Ltd.
12.042% due 04/08/2032 •		1,300	1,305

GSPA Monetization Trust
6.422% due 10/09/2029		9,301	9,309

Guardian Life Global Funding
1.250% due 11/19/2027 (n)		10,700	9,878

Hanover Insurance Group, Inc.
2.500% due 09/01/2030		2,590	2,275

Hardwood Funding LLC
4.980% due 06/07/2028 «(c)(l)		8,900	8,933

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.070% due 06/07/2030 «(c)(l)		$5,800	$5,826
5.210% due 06/07/2032 «(c)(l)		13,900	13,996

HAT Holdings LLC
3.750% due 09/15/2030		9,455	8,413

Healthcare Realty Holdings LP
2.050% due 03/15/2031		3,100	2,599
3.100% due 02/15/2030		2,800	2,571

Hestia Re Ltd.
11.042% due 03/13/2032 ~		400	399
12.542% due 03/13/2032 ~		400	399

Highwoods Realty LP
3.050% due 02/15/2030		600	536
4.200% due 04/15/2029		3,600	3,453

Host Hotels & Resorts LP
3.375% due 12/15/2029		7,600	7,066
3.500% due 09/15/2030		2,800	2,567

HSBC Holdings PLC
4.899% due 03/03/2029 ~		2,000	2,005
5.390% due 03/03/2029 ~		5,000	5,010
5.546% due 03/04/2030 •		19,700	20,135
5.597% due 05/17/2028 •		5,600	5,693
5.875% due 09/28/2026 ~(i)(k)	GBP	16,600	21,335
5.887% due 08/14/2027 •		$25,600	26,009
5.929% due 08/14/2027 •		26,300	26,647
6.254% due 03/09/2034 •		8,550	9,042
7.390% due 11/03/2028 •		61,500	65,372

Hudson Pacific Properties LP
3.250% due 01/15/2030 (n)		24,000	16,564
3.950% due 11/01/2027		4,400	3,896
4.650% due 04/01/2029 (n)		7,300	5,528
5.950% due 02/15/2028		11,567	10,057

ING Groep NV
1.400% due 07/01/2026 •		25,700	25,493
3.875% due 05/16/2027 •(i)(k)		200	184
4.017% due 03/28/2028 •		7,600	7,517
4.250% due 05/16/2031 •(i)(k)		200	168
5.066% due 03/25/2031 ~		2,000	2,008
5.335% due 03/19/2030 •		9,600	9,782

Integrity RE Ltd.
12.282% due 06/06/2027 ~		250	250
14.032% due 06/06/2027 •		250	250
16.532% due 06/06/2028 ~		700	705
29.782% due 06/06/2027 ~		1,300	1,294

Intercontinental Exchange, Inc.
3.625% due 09/01/2028		4,400	4,286

Intesa Sanpaolo SpA
7.200% due 11/28/2033		3,900	4,328

Invitation Homes Operating Partnership LP
2.300% due 11/15/2028		3,250	2,980

JAB Holdings BV
2.200% due 11/23/2030		335	286

JPMorgan Chase & Co.
1.470% due 09/22/2027 •		25,900	24,779
1.578% due 04/22/2027 •		9,900	9,602
2.182% due 06/01/2028 •		56,450	53,734
2.739% due 10/15/2030 •		5,800	5,324
2.947% due 02/24/2028 •		39,550	38,431
3.540% due 05/01/2028 •		2,000	1,960
3.960% due 01/29/2027 •		6,500	6,469
4.323% due 04/26/2028 •		1,835	1,826
4.603% due 10/22/2030 •		25,000	24,841
4.851% due 07/25/2028 •		7,660	7,710
4.915% due 01/24/2029 ~		5,800	5,856
4.979% due 07/22/2028 •(n)		18,400	18,567
5.012% due 01/23/2030 •		39,700	40,150
5.126% due 09/22/2027 ~		5,000	5,020
5.218% due 10/22/2028 •		11,100	11,156
5.288% due 07/22/2028 •		25,500	25,618
5.299% due 07/24/2029 •		25,600	26,126
5.560% due 01/23/2028 •		39,600	40,051
6.070% due 10/22/2027 •		20,464	20,951
6.087% due 10/23/2029 •		5,000	5,236

JPMorgan Chase Bank NA
5.358% due 12/08/2026 •		27,200	27,520

Kilroy Realty LP
2.500% due 11/15/2032		10,600	8,410
2.650% due 11/15/2033		4,800	3,737

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	13

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.050% due 02/15/2030		$6,700	$5,966
4.250% due 08/15/2029 (n)		5,549	5,287
4.375% due 10/01/2025		900	898
4.750% due 12/15/2028		3,300	3,251
6.250% due 01/15/2036		6,300	6,250

Kimco Realty OP LLC
1.900% due 03/01/2028		3,524	3,278

Kizuna RE Pte. Ltd.
7.042% due 04/09/2029 ~		2,434	2,512

KKR Group Finance Co. LLC
3.750% due 07/01/2029		300	290

Kookmin Bank
4.500% due 02/01/2029 (k)		2,500	2,472

Lazard Group LLC
4.500% due 09/19/2028		7,000	6,930

Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		9,534	9,636

Lloyds Bank PLC
0.000% due 04/02/2032 þ		41,200	28,823

Lloyds Banking Group PLC
4.375% due 03/22/2028		2,300	2,280
4.947% due 06/27/2025 ~(i)(k)	EUR	1,900	2,058
5.087% due 11/26/2028 •		$5,650	5,708
5.419% due 11/26/2028 ~		25,400	25,462
5.462% due 01/05/2028 •		21,600	21,884
5.985% due 08/07/2027 •		1,100	1,118

Logicor Financing SARL
1.625% due 07/15/2027	EUR	7,200	7,499
2.250% due 05/13/2025		41,100	44,408
3.250% due 11/13/2028		10,900	11,653

Longleaf Pine Re Ltd.
21.792% due 05/27/2031 ~		$2,600	2,754

LXP Industrial Trust
2.375% due 10/01/2031		6,200	5,175
2.700% due 09/15/2030		900	793

Marsh & McLennan Cos., Inc.
4.550% due 11/08/2027		3,000	3,015
4.650% due 03/15/2030		1,300	1,303
5.350% due 11/15/2044		5,000	4,890

MassMutual Global Funding
5.333% due 07/10/2026 ~		58,800	59,238

Metropolitan Life Global Funding
3.450% due 12/18/2026		17,500	17,235

Mitsubishi UFJ Financial Group, Inc.
1.640% due 10/13/2027 •		6,200	5,933
5.197% due 01/16/2031 ~		15,700	15,947
5.422% due 02/22/2029 •		18,800	19,235

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		12,300	10,593
2.201% due 07/10/2031 •		29,200	25,534
5.382% due 07/10/2030 •		19,800	20,216
5.414% due 09/13/2028 •		24,400	24,880

MMIFS Re Ltd.
5.783% due 01/10/2033 ~	CAD	1,000	693

Morgan Stanley
3.106% due 03/19/2027 •	EUR	9,900	10,734
3.772% due 01/24/2029 •		$2,276	2,227
3.790% due 03/21/2030 •	EUR	2,900	3,201
4.654% due 10/18/2030 •		$25,700	25,500
4.679% due 07/17/2026 •		1,711	1,711
5.042% due 07/19/2030 •		3,100	3,127
5.123% due 02/01/2029 •		7,400	7,503
5.173% due 01/16/2030 •		23,841	24,161
5.449% due 07/20/2029 •		3,400	3,478
5.652% due 04/13/2028 •		4,700	4,798
5.656% due 04/18/2030 •		800	825
6.407% due 11/01/2029 •		33,800	35,681

Morgan Stanley Bank NA
4.447% due 10/15/2027 •		7,600	7,592
5.040% due 10/15/2027 ~		20,100	20,140
5.224% due 05/26/2028 •		25,000	25,096
5.255% due 01/12/2029 •		16,000	16,070
5.296% due 07/14/2028 •		59,500	59,761
5.436% due 01/14/2028 •		11,800	11,894
5.882% due 10/30/2026		24,000	24,537

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		$18,150	$17,963

Mutual of Omaha Cos. Global Funding
5.800% due 07/27/2026		15,800	16,017

National Health Investors, Inc.
3.000% due 02/01/2031		6,990	6,059

Nationwide Building Society
3.960% due 07/18/2030 •		34,800	33,482
5.264% due 11/10/2026		15,500	15,745
6.557% due 10/18/2027 •		24,075	24,736

Nature Coast Re Ltd.
14.032% (T-BILL 3MO + 9.750%) due 04/10/2029 ~(c)		1,100	1,100

NatWest Group PLC
3.073% due 05/22/2028 •		25,900	25,067
4.892% due 05/18/2029 •		14,600	14,633
5.583% due 03/01/2028 •		20,400	20,748
5.608% due 03/01/2028 ~		18,300	18,467
5.778% due 03/01/2035 •		12,900	13,168
8.000% due 08/10/2025 •(i)(k)		1,200	1,207

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		30,200	28,687
2.000% due 03/09/2026		23,900	23,031
2.450% due 09/15/2028		500	451
2.750% due 03/09/2028		8,550	7,861

Nomura Holdings, Inc.
1.851% due 07/16/2025		44,500	44,150
2.172% due 07/14/2028		1,500	1,385
2.679% due 07/16/2030		9,500	8,474
5.594% due 07/02/2027		11,300	11,520
5.613% due 07/02/2027 ~		12,900	13,015
5.842% due 01/18/2028		13,500	13,869
6.070% due 07/12/2028		12,000	12,457
6.181% due 01/18/2033		6,000	6,310

Old Republic International Corp.
3.875% due 08/26/2026		2,850	2,819

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		21,990	19,847
3.625% due 10/01/2029		14,300	13,379
5.250% due 01/15/2026		33,800	33,864

Ontario Teachers’ Cadillac Fairview Properties Trust
4.125% due 02/01/2029		4,700	4,597

Orange Capital RE DAC
8.678% due 01/17/2029 ~	EUR	300	326

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (g)		$45,794	32,296

Panther Escrow Issuer LLC
7.125% due 06/01/2031 (n)		19,900	20,290

Piedmont Operating Partnership LP
3.150% due 08/15/2030		19,300	16,954
6.875% due 07/15/2029		4,800	4,988

Pinnacol Assurance
8.625% due 06/25/2034 «(l)		15,000	16,559

Polestar Re Ltd.
14.792% due 01/07/2028 •		2,200	2,275
17.542% due 01/07/2027 •		9,100	9,416

Primerica, Inc.
2.800% due 11/19/2031		3,000	2,607

Principal Life Global Funding
1.250% due 08/16/2026		14,000	13,428

Prologis LP
4.200% due 02/15/2033	CAD	15,100	10,553

Purple Re Ltd.
13.282% due 06/07/2027 •		$7,800	8,245

Quercus Re DAC
10.606% due 01/06/2031 ~	EUR	300	337

Realty Income Corp.
2.200% due 06/15/2028		$550	512
3.875% due 04/15/2025		2,800	2,799
3.950% due 08/15/2027		1,100	1,088
4.625% due 11/01/2025		6,600	6,598
4.875% due 06/01/2026		6,600	6,622

Reinsurance Group of America, Inc.
3.150% due 06/15/2030		6,300	5,795

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ripon Investments Financing Ltd.
0.000% due 05/30/2025 « (l)	GBP	456	$589

RNHB BV
0.000% due 01/28/2026 «~	EUR	1,382	1,485
0.000% due 07/28/2026 «~		2,222	2,303
0.000% due 01/28/2027 «~		1,989	2,127
0.000% due 03/01/2027 «~		1,104	1,186
0.000% due 10/28/2027 «~		1,993	2,131
0.000% due 04/28/2028 «~		992	1,115
0.000% due 10/28/2028 «~		2,125	2,612

Sammons Financial Group Global Funding
5.100% due 12/10/2029		$5,100	5,133

Sanders Re Ltd.
17.292% due 04/09/2029 •		17,400	17,310

Santander Holdings USA, Inc.
3.244% due 10/05/2026		800	782
3.450% due 06/02/2025		18,700	18,652
5.353% due 09/06/2030 •(n)		15,600	15,541
5.473% due 03/20/2029 ~		5,400	5,432
5.970% due 03/20/2029 ~		25,400	25,522

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		25,600	26,625

SBA Tower Trust
1.884% due 07/15/2050		24,900	24,291
2.328% due 07/15/2052		12,200	11,369

Scentre Group Trust
3.625% due 01/28/2026 (n)		7,100	7,040

Sixth Street Lending Partners
6.125% due 07/15/2030		4,100	4,128
6.500% due 03/11/2029		1,500	1,534

Societe Generale SA
1.488% due 12/14/2026 •		25,200	24,621
1.792% due 06/09/2027 •		16,000	15,444
6.446% due 01/10/2029 •		25,400	26,347
6.447% due 01/12/2027 •		31,000	31,382
6.691% due 01/10/2034 •		32,100	33,767

Standard Chartered Bank
4.853% due 12/03/2027		29,800	30,121

Standard Chartered PLC
1.456% due 01/14/2027 •		11,600	11,311
6.170% due 01/09/2027 •(n)		33,846	34,201
6.187% due 07/06/2027 •		1,500	1,526
6.301% due 01/09/2029 •		19,800	20,523
6.750% due 02/08/2028 •		400	414

Starwood Property Trust, Inc.
4.375% due 01/15/2027 (n)		2,000	1,945

State Street Bank & Trust Co.
4.782% due 11/23/2029		4,650	4,695

Stifel Financial Corp.
4.000% due 05/15/2030		27,600	26,410

Store Capital LLC
2.700% due 12/01/2031		600	509
2.750% due 11/18/2030		4,160	3,651

Strategic Credit Opportunities Partners
6.520% due 03/20/2028 «(l)		9,900	10,003
6.740% due 03/20/2030 «(l)		8,400	8,545

Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		22,107	20,232
2.472% due 01/14/2029		18,800	17,435
5.240% due 04/15/2030		44,100	44,978
5.520% due 01/13/2028		19,000	19,509
5.880% due 07/13/2026		2,300	2,340

Sumitomo Mitsui Trust Bank Ltd.
5.200% due 03/07/2027		10,600	10,750

Sun Communities Operating LP
2.300% due 11/01/2028		4,900	4,523
2.700% due 07/15/2031		1,800	1,567
4.200% due 04/15/2032		6,300	5,915

Synchrony Bank
5.400% due 08/22/2025		12,700	12,718
5.625% due 08/23/2027		12,500	12,683

Synchrony Financial
5.150% due 03/19/2029		5,450	5,427

Tesco Property Finance PLC
5.801% due 10/13/2040	GBP	21,024	26,737

14	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toronto-Dominion Bank
2.800% due 03/10/2027		$6,900	$6,689
4.568% due 12/17/2026		4,000	4,007
5.156% due 01/10/2028		13,000	13,223

Torrey Pines Re Ltd.
10.282% due 06/07/2032 •		2,200	2,300
11.532% due 06/07/2027 •		1,300	1,367
13.282% due 06/05/2026 •		700	728

Truist Financial Corp.
5.900% due 10/28/2026 •		5,800	5,839

UBS AG
0.250% due 01/05/2026	EUR	2,100	2,233
5.650% due 09/11/2028		$600	621
7.500% due 02/15/2028		22,400	24,127

UBS Group AG
0.650% due 01/14/2028 ~	EUR	2,000	2,079
0.650% due 09/10/2029		1,200	1,158
1.000% due 06/24/2027 ~		1,500	1,587
1.305% due 02/02/2027 •		$31,700	30,831
2.125% due 10/13/2026 ~	EUR	1,360	1,466
2.125% due 11/15/2029 ~	GBP	800	933
2.193% due 06/05/2026 •		$53,250	53,002
2.250% due 06/09/2028 ~	GBP	1,100	1,339
2.875% due 04/02/2032 ~	EUR	2,200	2,278
3.091% due 05/14/2032 •		$3,300	2,939
3.869% due 01/12/2029 •		43,400	42,401
4.125% due 04/15/2026		38,200	38,056
4.194% due 04/01/2031 •		2,550	2,459
4.253% due 03/23/2028		4,200	4,148
4.282% due 01/09/2028		500	494
4.375% due 02/10/2031 •(i)(k)(n)		2,000	1,718
4.550% due 04/17/2026		5,300	5,303
4.751% due 05/12/2028 •		2,800	2,802
5.711% due 01/12/2027 •		42,000	42,335
5.959% due 01/12/2034 •		19,000	19,774
6.246% due 09/22/2029 •		18,900	19,760
6.301% due 09/22/2034 •		10,000	10,633
6.327% due 12/22/2027 •		42,600	43,760
6.373% due 07/15/2026 •		250	251
6.442% due 08/11/2028 •		21,900	22,721
7.000% due 09/30/2027 ~	GBP	900	1,192
7.750% due 03/01/2029 ~	EUR	2,600	3,167
9.016% due 11/15/2033 •		$19,950	24,386

UniCredit SpA
2.569% due 09/22/2026 •		13,600	13,451

Ursa Re Ltd.
9.782% due 12/07/2026 ~		16,800	17,455
13.542% due 12/07/2028 •		25,000	26,500

Ventas Realty LP
3.000% due 01/15/2030		23,000	21,134
4.125% due 01/15/2026		3,000	2,985

VICI Properties LP
4.750% due 02/15/2028		18,250	18,263
4.750% due 04/01/2028 (c)		8,500	8,523
5.750% due 04/01/2034		2,600	2,616

Virgin Money U.K. PLC
4.000% due 09/03/2027 ~	GBP	2,300	2,927

Wells Fargo & Co.
1.741% due 05/04/2030 ~	EUR	4,700	4,796
2.188% due 04/30/2026 •		$3,329	3,322
2.393% due 06/02/2028 •(n)		20,160	19,244
3.000% due 10/23/2026		4,263	4,170
3.526% due 03/24/2028 •		34,900	34,206
3.584% due 05/22/2028 •		860	842
3.908% due 04/25/2026 •		3,000	2,998
4.808% due 07/25/2028 •		7,967	7,994
4.900% due 01/24/2028 ~		6,300	6,337
5.198% due 01/23/2030 •		22,400	22,780
5.574% due 07/25/2029 •		48,317	49,640
5.707% due 04/22/2028 •		18,900	19,315
6.303% due 10/23/2029 •		20,600	21,667

Welltower OP LLC
4.250% due 04/01/2026		800	798

Windmill Re DAC
7.986% due 07/05/2028 ~	EUR	250	275

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Winston RE Ltd.
10.792% due 02/21/2028 ~		$300	$300
14.532% due 02/26/2031 •		670	709

WP Carey, Inc.
4.250% due 10/01/2026		1,700	1,691

Yellow Tulip Assetco BV
0.000% due 07/30/2036 «	EUR	4,250	4,690

Yellow Tulip Bidco BV
0.000% due 07/30/2036 «~		4,377	3,767

			6,823,898

INDUSTRIALS 6.8%

7-Eleven, Inc.
1.300% due 02/10/2028		$4,600	4,186
1.800% due 02/10/2031		6,100	5,059

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026		12,328	11,871

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		13,000	12,775

Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,124	1,055
3.600% due 09/15/2028		2,861	2,798
5.250% due 10/01/2030		8,409	8,457

Aker BP ASA
4.000% due 01/15/2031		1,100	1,029

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		12,179	12,150

Altice France SA
5.125% due 07/15/2029		4,000	3,139

Amdocs Ltd.
2.538% due 06/15/2030		2,100	1,869

American Airlines Pass-Through Trust
2.875% due 01/11/2036		1,212	1,067
3.000% due 04/15/2030		13,021	12,313
3.150% due 08/15/2033		20,357	18,696
3.200% due 12/15/2029		10,667	10,174
3.250% due 04/15/2030		5,542	5,184
3.350% due 04/15/2031		10,147	9,640
3.375% due 11/01/2028		7,403	7,182
3.500% due 08/15/2033		3,826	3,443
3.575% due 07/15/2029		5,480	5,305
3.600% due 03/22/2029		5,163	5,007
3.650% due 02/15/2029		4,504	4,348
3.650% due 12/15/2029		3,323	3,153
3.700% due 04/01/2028		3,282	3,220

American Airlines, Inc.
5.750% due 04/20/2029		8,000	7,835

Amgen, Inc.
5.150% due 03/02/2028		35,060	35,696

AppLovin Corp.
5.125% due 12/01/2029		7,500	7,532

Bayer U.S. Finance LLC
4.250% due 12/15/2025		22,600	22,502
4.375% due 12/15/2028		28,900	28,160
6.125% due 11/21/2026		36,300	36,987
6.250% due 01/21/2029		43,100	44,698
6.375% due 11/21/2030		40,000	41,904
6.500% due 11/21/2033 (n)		7,800	8,199

Berry Global, Inc.
1.570% due 01/15/2026 (n)		8,809	8,588

Beth Israel Lahey Health, Inc.
2.220% due 07/01/2028		2,900	2,642
3.080% due 07/01/2051		7,000	4,475

BMW U.S. Capital LLC
4.650% due 03/19/2027		15,400	15,433
5.141% due 03/19/2027 ~		22,600	22,570
5.281% due 03/21/2028 ~		33,500	33,473

Boeing Co.
2.196% due 02/04/2026		75,579	73,961
2.700% due 02/01/2027		8,125	7,839
2.750% due 02/01/2026		63,290	62,182
3.250% due 02/01/2028		6,700	6,427
5.040% due 05/01/2027		7,968	8,007

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.150% due 05/01/2030	$30,741	$30,948
6.298% due 05/01/2029	4,500	4,721
6.388% due 05/01/2031	8,100	8,636
6.858% due 05/01/2054	500	544
7.008% due 05/01/2064	1,100	1,193

British Airways Pass-Through Trust
2.900% due 09/15/2036	678	609
3.300% due 06/15/2034	4,672	4,362
3.350% due 12/15/2030	3,735	3,563
3.800% due 03/20/2033	1,264	1,222
4.250% due 05/15/2034	4,656	4,493

Broadcom, Inc.
3.137% due 11/15/2035	145,195	120,398
3.419% due 04/15/2033	15,254	13,587
4.300% due 11/15/2032	8,280	7,906
5.050% due 07/12/2027	2,600	2,633

Centene Corp.
2.450% due 07/15/2028	1,300	1,187
4.250% due 12/15/2027	5,506	5,377

Charter Communications Operating LLC
2.250% due 01/15/2029 (n)	1,250	1,126
3.500% due 06/01/2041	7,900	5,477
3.700% due 04/01/2051 (n)	2,200	1,388
3.850% due 04/01/2061	2,040	1,240
4.400% due 04/01/2033 (n)	1,850	1,673
4.908% due 07/23/2025	8,620	8,618
6.100% due 06/01/2029	6,900	7,127
6.484% due 10/23/2045	1,500	1,427

Choice Hotels International, Inc.
3.700% due 12/01/2029	5,090	4,795

Cigna Group
4.375% due 10/15/2028	1,420	1,410

CLN Magnetto Group
0.000% due 10/25/2031 «•	43,000	42,669

CommonSpirit Health
3.910% due 10/01/2050	24,400	18,084

Conagra Brands, Inc.
1.375% due 11/01/2027	12,490	11,492

Constellation Brands, Inc.
3.700% due 12/06/2026	2,800	2,761

Continental Resources, Inc.
4.375% due 01/15/2028	4,889	4,793

CRH America Finance, Inc.
3.400% due 05/09/2027	1,600	1,566

CVS Health Corp.
3.250% due 08/15/2029	3,700	3,456

CVS Pass-Through Trust
8.353% due 07/10/2031	132	144

Dell International LLC
6.020% due 06/15/2026	6,997	7,088

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029	1,681	1,571

Emory University
2.143% due 09/01/2030	7,300	6,448

Enbridge, Inc.
1.600% due 10/04/2026	400	383
5.250% due 04/05/2027	5,000	5,064
5.900% due 11/15/2026	2,300	2,347
6.000% due 11/15/2028 (n)	21,100	21,966

Energy Transfer LP
2.900% due 05/15/2025	1,500	1,497
4.950% due 05/15/2028	4,991	5,027
4.950% due 06/15/2028 (n)	1,100	1,108
5.550% due 05/15/2034	5,250	5,250
5.700% due 04/01/2035	2,400	2,419
6.050% due 12/01/2026	6,200	6,337
6.100% due 12/01/2028	1,500	1,566

EQM Midstream Partners LP
6.500% due 07/01/2027	5,000	5,135

Expedia Group, Inc.
3.250% due 02/15/2030 (n)	2,430	2,266
4.625% due 08/01/2027	5,000	4,999

Ferguson Finance PLC
3.250% due 06/02/2030	4,400	4,070

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	15

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fidelity National Information Services, Inc.
1.150% due 03/01/2026		$4,000	$3,878

FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028		600	579
4.300% due 01/15/2029		1,760	1,736

Fiserv, Inc.
2.650% due 06/01/2030		37,580	33,845
5.150% due 03/15/2027		21,500	21,718

Flex Ltd.
4.875% due 05/12/2030		17,200	17,064

Ford Motor Co.
3.250% due 02/12/2032		11,800	9,730

GE Capital Funding LLC
4.550% due 05/15/2032		13,055	12,743

Glencore Funding LLC
3.875% due 10/27/2027		1,417	1,389

Global Payments, Inc.
1.200% due 03/01/2026		9,000	8,718
2.900% due 05/15/2030		8,292	7,521
3.200% due 08/15/2029		5,300	4,964

Gray Oak Pipeline LLC
3.450% due 10/15/2027		23,200	22,385

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		14,700	15,114
6.510% due 02/23/2042		800	836

Hamilton College
4.750% due 07/01/2113		29,370	24,198

HCA, Inc.
5.200% due 06/01/2028 (n)		10,150	10,277
5.375% due 09/01/2026		26,700	26,851
5.500% due 06/01/2033		5,100	5,121
5.875% due 02/01/2029		1,700	1,752

Howmet Aerospace, Inc.
3.000% due 01/15/2029		1,349	1,271

Huntington Ingalls Industries, Inc.
2.043% due 08/16/2028		10,000	9,136

Hyatt Hotels Corp.
5.250% due 06/30/2029		7,600	7,677

Hyundai Capital America
1.650% due 09/17/2026		73,100	70,040
2.100% due 09/15/2028		33,000	30,034
4.850% due 03/25/2027		22,000	22,005
5.250% due 01/08/2027		16,400	16,532
5.300% due 01/08/2029		6,500	6,564
5.353% due 03/25/2027 ~		30,000	29,984
5.500% due 03/30/2026		17,500	17,651
5.511% due 08/04/2025 ~		43,900	43,993
5.950% due 09/21/2026		11,800	12,009
6.000% due 07/11/2025		70,300	70,501
6.250% due 11/03/2025		25,000	25,201
6.500% due 01/16/2029		8,400	8,818

Icon Investments Six DAC
5.809% due 05/08/2027		1,400	1,430

Imperial Brands Finance PLC
3.500% due 07/26/2026		34,025	33,543
3.875% due 07/26/2029		30,650	29,439
4.250% due 07/21/2025		1,566	1,562

INEOS Finance PLC
5.625% due 08/15/2030	EUR	10,000	10,817

Infor, Inc.
1.750% due 07/15/2025		$12,500	12,375

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		6,300	4,678

International Flavors & Fragrances, Inc.
1.230% due 10/01/2025		8,700	8,541

JetBlue Pass-Through Trust
2.750% due 11/15/2033		7,656	6,658
2.950% due 11/15/2029		461	423
4.000% due 05/15/2034		3,802	3,571

JSW Hydro Energy Ltd.
4.125% due 05/18/2031		6,785	6,094

Keurig Dr Pepper, Inc.
5.050% due 03/15/2029		4,300	4,358

Kraton Corp.
5.000% due 07/15/2027		1,200	1,213

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Las Vegas Sands Corp.
5.900% due 06/01/2027		$31,300	$31,813
6.000% due 08/15/2029		11,300	11,556

Leidos, Inc.
2.300% due 02/15/2031		13,600	11,699

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		14,600	12,565

LifePoint Health, Inc.
11.000% due 10/15/2030 (n)		9,200	10,013

LKQ Corp.
5.750% due 06/15/2028		615	629

Marriott International, Inc.
3.500% due 10/15/2032 (n)		7,000	6,245
5.450% due 09/15/2026		16,500	16,687

Mars, Inc.
4.450% due 03/01/2027		19,100	19,142
4.600% due 03/01/2028		20,900	20,988
5.000% due 03/01/2032		5,500	5,525
5.200% due 03/01/2035		9,900	9,953
5.650% due 05/01/2045		6,400	6,418

Mather Foundation
2.675% due 10/01/2031		1,050	894

Mattel, Inc.
3.375% due 04/01/2026		4,300	4,242

Melco Resorts Finance Ltd.
4.875% due 06/06/2025		300	299

Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028 (c)		3,200	3,203

Mileage Plus Holdings LLC
6.500% due 06/20/2027		630	633

Motorola Solutions, Inc.
2.300% due 11/15/2030		11,770	10,291

MPLX LP
4.000% due 03/15/2028		256	251
4.700% due 04/15/2048		7,200	5,897

National Football League
5.480% due 10/05/2028 «(l)		27,600	27,888

National Fuel Gas Co.
2.950% due 03/01/2031		10,900	9,673

NetApp, Inc.
1.875% due 06/22/2025		4,700	4,670
2.700% due 06/22/2030		31,100	27,834

Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	3,100	3,279
3.522% due 09/17/2025		$122,700	121,422
4.345% due 09/17/2027		132,300	128,709
4.810% due 09/17/2030		41,900	39,824

NXP BV
2.700% due 05/01/2025		4,788	4,780
3.150% due 05/01/2027		4,100	3,984
3.875% due 06/18/2026		37,682	37,357
5.350% due 03/01/2026		13,800	13,867

OCI NV
6.700% due 03/16/2033		5,100	5,440

Oracle Corp.
2.800% due 04/01/2027		300	291
6.000% due 08/03/2055		5,000	4,997
6.125% due 08/03/2065		8,100	8,095

PeaceHealth Obligated Group
3.218% due 11/15/2050		8,900	5,850

Penske Truck Leasing Co. LP
5.350% due 03/30/2029		3,600	3,671

Petroleos Mexicanos
10.000% due 02/07/2033		13,700	14,282

Philip Morris International, Inc.
5.125% due 11/17/2027		932	948

President & Fellows of Harvard College
2.517% due 10/15/2050		550	338

Quest Diagnostics, Inc.
4.600% due 12/15/2027		1,700	1,709
4.625% due 12/15/2029		4,100	4,083

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Renesas Electronics Corp.
2.170% due 11/25/2026		$3,801	$3,644

Rolls-Royce PLC
5.750% due 10/15/2027		5,548	5,683

Royalty Pharma PLC
1.200% due 09/02/2025		11,900	11,717

S&P Global, Inc.
2.700% due 03/01/2029		1,900	1,782

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		29,100	28,575

Sands China Ltd.
3.800% due 01/08/2026		600	594
5.125% due 08/08/2025		300	300

Santos Finance Ltd.
6.875% due 09/19/2033		18,100	19,405

Skyworks Solutions, Inc.
1.800% due 06/01/2026		380	366

South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027		4,400	4,403

Southern Co.
1.750% due 03/15/2028		7,190	6,641

Spirit AeroSystems, Inc.
4.600% due 06/15/2028 (n)		6,800	6,528
9.375% due 11/30/2029 (n)		8,000	8,544

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		3,939	3,677

Sprint Spectrum Co. LLC
5.152% due 09/20/2029		29,700	29,778

Sutter Health
3.361% due 08/15/2050		1,400	982

Syngenta Finance NV
4.892% due 04/24/2025		3,751	3,750

T-Mobile USA, Inc.
1.500% due 02/15/2026		21,400	20,820
2.050% due 02/15/2028		1,000	934
3.875% due 04/15/2030		17,657	16,932
4.200% due 10/01/2029		7,300	7,170

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		4,635	4,231
7.000% due 10/15/2028		3,900	4,176

Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	13,400	10,613
1.250% due 01/31/2032		7,800	6,135
2.625% due 01/24/2032	GBP	7,300	6,879
4.000% due 04/18/2027	EUR	1,900	1,532
4.375% due 01/18/2031		6,400	5,121
4.375% due 07/03/2034	GBP	700	671
4.625% due 06/04/2046		1,900	1,826
5.500% due 02/11/2041		1,000	975
6.500% due 02/09/2032		900	872

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (g)		275	287

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		$3,341	3,320

United Airlines Pass-Through Trust
2.700% due 11/01/2033		7,902	7,026
2.900% due 11/01/2029		1,320	1,234
3.100% due 01/07/2030		3,783	3,597
3.450% due 06/01/2029		3,662	3,551
3.450% due 01/07/2030		1,502	1,429
3.500% due 09/01/2031		5,426	5,164
3.750% due 03/03/2028		944	931
4.000% due 10/11/2027		1,879	1,857
4.150% due 02/25/2033		9,272	8,891
4.300% due 02/15/2027		718	715
5.450% due 08/15/2038		30,135	30,477
5.800% due 07/15/2037		45,377	46,159
5.875% due 04/15/2029		30,999	31,597

United Airlines, Inc.
4.375% due 04/15/2026		1,900	1,871

Venture Global Calcasieu Pass LLC
6.250% due 01/15/2030		13,000	13,203

Venture Global LNG, Inc.
7.000% due 01/15/2030		6,800	6,704
8.125% due 06/01/2028		10,000	10,225

16	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.875% due 02/01/2032		$1,400	$1,488

Virgin Media Secured Finance PLC
5.250% due 05/15/2029	GBP	10,000	12,049

VMware LLC
4.500% due 05/15/2025		$11,358	11,351

VMware, Inc.
1.800% due 08/15/2028		3,000	2,736
4.650% due 05/15/2027		12,010	12,041
4.700% due 05/15/2030		9,100	9,023

Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		3,700	3,612
4.750% due 11/13/2028		39,500	39,060
4.950% due 03/25/2027		15,000	15,025
5.050% due 03/27/2028		22,300	22,298
5.350% due 03/27/2030		1,800	1,796
5.650% due 03/25/2032		12,200	12,153
5.700% due 09/12/2026		6,800	6,883
6.000% due 11/16/2026		25,950	26,408
6.200% due 11/16/2028		13,950	14,475

Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026		9,200	9,034

Warnermedia Holdings, Inc.
3.755% due 03/15/2027		4,800	4,683

Weir Group PLC
2.200% due 05/13/2026		18,700	18,163

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		5,600	5,578
4.700% due 09/15/2028		6,100	6,111

Xylem, Inc.
3.250% due 11/01/2026		2,400	2,358

			3,075,686

UTILITIES 2.6%

Adani Renewable Energy RJ Ltd.
4.625% due 10/15/2039		6,960	5,500

AEP Texas, Inc.
3.950% due 06/01/2028		5,800	5,687

AES Corp.
2.450% due 01/15/2031 (n)		10,600	9,066
3.950% due 07/15/2030		18,167	17,045

Alliant Energy Finance LLC
1.400% due 03/15/2026		8,400	8,126

Boston Gas Co.
3.150% due 08/01/2027		2,900	2,805

CenterPoint Energy Houston Electric LLC
5.200% due 10/01/2028 (n)		6,600	6,759

Clearway Energy Operating LLC
3.750% due 02/15/2031		10,700	9,410

Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030		3,200	3,326

Constellation Energy Generation LLC
3.250% due 06/01/2025		9,100	9,072

DTE Energy Co.
4.950% due 07/01/2027		900	907

Edison International
5.450% due 06/15/2029		13,300	13,131
5.750% due 06/15/2027		4,700	4,747

EDP Finance BV
1.710% due 01/24/2028		38,300	35,380

Electricite de France SA
5.700% due 05/23/2028		5,000	5,135
6.000% due 04/22/2064		9,200	8,706
6.375% due 01/13/2055		7,100	7,139
9.125% due 03/15/2033 •(i)(n)		13,700	15,443

Enel Finance America LLC
2.875% due 07/12/2041		2,800	1,916

Enel Finance International NV
1.625% due 07/12/2026		17,400	16,758
2.125% due 07/12/2028		11,300	10,392
2.500% due 07/12/2031		800	687
4.625% due 06/15/2027		35,600	35,578
5.000% due 06/15/2032		12,900	12,709
5.125% due 06/26/2029		2,500	2,528

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EPH Financing International AS
6.651% due 11/13/2028	EUR	16,400	$19,130

Evergy Metro, Inc.
2.250% due 06/01/2030		$2,600	2,314

Exelon Corp.
2.750% due 03/15/2027		770	746
3.950% due 06/15/2025		933	932

Fells Point Funding Trust
3.046% due 01/31/2027		8,500	8,238

FirstEnergy Corp.
1.600% due 01/15/2026		5,500	5,363
2.250% due 09/01/2030		7,000	6,090
3.900% due 07/15/2027		2,000	1,967

FORESEA Holding SA
7.500% due 06/15/2030		2,013	1,946

India Green Power Holdings
4.000% due 02/22/2027		4,766	4,547

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		6,370	6,067

ITC Holdings Corp.
2.950% due 05/14/2030 (n)		20,900	19,084

Monongahela Power Co.
3.550% due 05/15/2027		4,400	4,302

National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031		290	239

New York State Electric & Gas Corp.
1.950% due 10/01/2030		18,300	15,558

NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/2030		46,790	41,409

Niagara Mohawk Power Corp.
4.278% due 12/15/2028		17,600	17,376

NorthWestern Corp.
5.073% due 03/21/2030		3,200	3,224

ONEOK, Inc.
4.250% due 09/24/2027		49,425	48,999
4.400% due 10/15/2029		32,625	32,058
4.750% due 10/15/2031		20,250	19,858
5.550% due 11/01/2026		2,700	2,737
5.650% due 11/01/2028		7,200	7,418
5.700% due 11/01/2054		11,400	10,678
6.050% due 09/01/2033		36,100	37,604

Pacific Gas & Electric Co.
2.100% due 08/01/2027		28,879	27,096
2.500% due 02/01/2031		39,700	34,138
2.950% due 03/01/2026		4,050	3,979
3.150% due 01/01/2026		35,240	34,790
3.250% due 06/01/2031		18,660	16,612
3.300% due 03/15/2027		9,400	9,136
3.300% due 12/01/2027		10,000	9,597
3.300% due 08/01/2040		10,719	7,890
3.450% due 07/01/2025		13,300	13,248
3.500% due 06/15/2025		16,990	16,941
3.500% due 08/01/2050		51,900	34,537
3.750% due 07/01/2028		12,700	12,219
3.950% due 12/01/2047		24,400	17,855
4.200% due 03/01/2029		26,800	25,936
4.400% due 03/01/2032		26,200	24,539
4.500% due 12/15/2041		10,400	8,348
4.550% due 07/01/2030		29,903	28,954
4.650% due 08/01/2028		6,100	6,035
6.100% due 01/15/2029 (n)		25,250	26,096
6.400% due 06/15/2033		15,500	16,208

PacifiCorp
3.300% due 03/15/2051		100	66
5.100% due 02/15/2029		1,500	1,529
5.300% due 02/15/2031		15,200	15,518

Pinnacle West Capital Corp.
5.178% due 06/10/2026 ~		46,200	46,436

Public Service Co. of Colorado
1.900% due 01/15/2031		1,900	1,633

ReNew Wind Energy AP2
4.500% due 07/14/2028		11,600	10,782

Rio Oil Finance Trust
8.200% due 04/06/2028		1,299	1,329
9.750% due 01/06/2027		10,474	10,786

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rochester Gas & Electric Corp.
1.850% due 12/01/2030	$600	$508

San Diego Gas & Electric Co.
1.700% due 10/01/2030	2,037	1,734

Southern California Edison Co.
2.500% due 06/01/2031	7,760	6,698
2.750% due 02/01/2032	18,550	15,804
3.650% due 06/01/2051	15,000	10,289
4.400% due 09/06/2026	3,600	3,583
4.875% due 02/01/2027	5,100	5,119
5.150% due 06/01/2029	9,300	9,363
5.250% due 03/15/2030	7,500	7,547
5.350% due 03/01/2026	18,600	18,681

Southern California Gas Co.
2.950% due 04/15/2027	6,830	6,633

Southwestern Electric Power Co.
4.100% due 09/15/2028	257	253

System Energy Resources, Inc.
2.140% due 12/09/2025	18,500	18,168

Toledo Edison Co.
2.650% due 05/01/2028	18,667	17,445

Trans-Allegheny Interstate Line Co.
3.850% due 06/01/2025	500	499

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	19,800	20,023
5.088% due 05/01/2029	10,475	10,544

WEC Energy Group, Inc.
1.375% due 10/15/2027	3,725	3,446
1.800% due 10/15/2030	5,538	4,758

		1,189,164

Total Corporate Bonds & Notes (Cost $11,304,663)		11,088,748

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.1%

California Health Facilities Financing Authority Revenue Bonds, Series 2019
2.211% due 06/01/2025	4,500	4,484
2.534% due 06/01/2028	5,100	4,847
2.584% due 06/01/2029	3,600	3,367
2.704% due 06/01/2030	5,100	4,707

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2	2

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	7,235	5,996
3.850% due 06/01/2050	12,185	11,220
4.214% due 06/01/2050	3,900	2,948

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	219

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	6,770	5,833

University of California Revenue Bonds, Series 2020
1.316% due 05/15/2027	5,700	5,377

		49,000

CONNECTICUT 0.0%

Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003
5.910% due 06/01/2033	165	177

FLORIDA 0.0%

State Board of Administration Finance Corp., Florida Revenue Bonds, Series 2024
5.526% due 07/01/2034	5,100	5,236

GEORGIA 0.1%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	48,877	53,675

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	17

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 0.0%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023
5.048% due 12/01/2034	$3,300	$3,356

Louisiana Local Government Environmental Facilities & Community Development Authority Series 2022
4.275% due 02/01/2036	1,600	1,547

		4,903

NEW YORK 0.2%

New York State Urban Development Corp. Revenue Bonds, Series 2020
1.827% due 03/15/2029	800	734
2.027% due 03/15/2031	23,000	19,979
2.127% due 03/15/2032	23,000	19,546
2.227% due 03/15/2033	23,000	19,170
2.277% due 03/15/2034	19,000	15,880

		75,309

RHODE ISLAND 0.0%

Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	177

TEXAS 0.2%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020
1.329% due 11/01/2025	1,000	982
1.946% due 11/01/2028	2,435	2,253
2.046% due 11/01/2029	1,400	1,272
2.096% due 11/01/2030	1,750	1,555

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	58,673	59,494
5.169% due 04/01/2041	34,500	34,910

		100,466

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,630	1,445
3.401% due 06/01/2034	10,930	9,319
3.501% due 06/01/2035	9,935	8,348

		19,112

Total Municipal Bonds & Notes (Cost $330,966)		308,055

U.S. GOVERNMENT AGENCIES 53.3%

Fannie Mae
0.000% due 02/25/2033 - 11/25/2040 •	349	306
0.000% due 03/25/2036 (b)(g)	554	504
1.616% due 02/25/2037 •(a)	6	0
1.646% due 06/25/2037 •(a)	39	3
1.696% due 12/25/2042 •(a)	784	91
1.796% due 05/25/2037 - 01/25/2040 •(a)	389	28
1.812% due 03/25/2036 ~(a)	4,621	245
1.846% due 08/25/2042 •(a)	5,090	731
1.926% due 03/25/2037 •(a)	20	2
2.096% due 07/25/2036 •(a)	215	19
2.118% due 05/25/2044 ~(a)	3,916	233
2.146% due 12/25/2036 - 06/25/2037 •(a)	142	8
2.186% due 12/25/2036 •(a)	74	8
2.196% due 07/25/2037 •(a)	48	6
2.242% due 01/25/2031 ~(a)	192,749	12,040
2.257% due 12/25/2038 ~(a)	4,309	294
2.306% due 05/25/2037 •(a)	19	2
2.344% due 06/25/2055 ~(a)	3,888	230

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.393% due 10/25/2043 •	$13,738	$13,156
3.000% due 08/25/2040 - 09/01/2057	49,919	45,724
3.500% due 08/25/2042	13,390	12,570
4.000% due 07/25/2040 - 01/01/2059	16,067	15,143
4.045% due 12/01/2029	8,530	8,414
4.300% due 11/01/2029	11,735	11,707
4.378% due 03/01/2033 •	7	7
4.500% due 01/25/2035 - 09/25/2041	70,361	68,603
4.526% due 07/25/2037 •	36	35
4.586% due 03/25/2034 •	4	4
4.596% due 03/25/2036 •	231	227
4.616% due 08/25/2034 •	3	3
4.704% due 04/25/2036 - 05/25/2037 •	163	162
4.704% due 04/25/2037 ~	265	263
4.737% due 12/25/2042 ~	3,548	3,534
4.754% due 01/25/2033 - 05/25/2048 •	12,901	12,604
4.754% due 03/25/2036 ~	38	38
4.774% due 11/25/2036 - 06/25/2037 •	129	127
4.804% due 05/25/2034 - 03/25/2044 •	844	839
4.804% due 12/25/2036 - 04/25/2043 ~	221	217
4.814% due 03/25/2037 •	3	3
4.824% due 01/25/2037 •	161	159
4.834% due 07/25/2037 •	153	152
4.854% due 06/25/2029 - 06/25/2047 •	18,059	17,748
4.854% due 07/25/2034 - 03/25/2040 ~	614	609
4.862% due 04/18/2028 •	1	1
4.864% due 09/25/2035 •	11	11
4.884% due 11/25/2040 •	1,414	1,402
4.894% due 06/25/2036 ~	116	115
4.904% due 10/25/2030 - 04/25/2047 •	24,736	24,324
4.904% due 08/25/2037 ~	192	191
4.912% due 10/18/2030 •	51	51
4.914% due 07/25/2036 •	333	332
4.954% due 08/25/2030 - 12/25/2049 •	26,298	25,938
4.955% due 12/01/2036 •	7	7
4.974% due 10/25/2040 •	13	13
5.000% due 09/18/2027 - 04/25/2035	238	239
5.000% due 04/25/2043 •	749	708
5.004% due 09/25/2041 •	281	280
5.012% due 12/18/2031 •	10	10
5.034% due 08/25/2037 •	1,622	1,618
5.054% due 06/25/2030 ~	51	51
5.054% due 12/25/2032 - 07/25/2034 •	475	475
5.104% due 03/25/2040 •	326	326
5.124% due 03/25/2038 •	23	23
5.129% due 01/25/2051 •	22,429	22,449
5.174% due 06/25/2037 •	54	54
5.176% due 10/25/2042 •	2,761	2,776
5.204% due 04/25/2031 - 02/25/2033 ~	164	164
5.204% due 03/25/2038 - 11/25/2039 •	66	66
5.229% due 12/25/2050 •	6,891	6,873
5.240% due 09/25/2054 •	25,181	25,196
5.274% due 02/25/2038 ~	65	65
5.286% due 05/01/2030 •	1	1
5.290% due 01/25/2055 •	24,798	24,872
5.354% due 04/25/2032 •	1	0
5.354% due 04/25/2032 - 11/25/2033 ~	446	449
5.500% due 08/25/2035	16	16
5.540% due 12/25/2053 - 02/25/2055 •	50,526	50,878
5.590% due 02/25/2055 •	33,026	33,301
5.645% due 08/01/2027 •	2	2
5.730% due 08/01/2027 •	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.742% due 09/01/2034 •	$8	$8
5.750% due 12/20/2027 - 08/25/2034	270	277
5.865% due 11/01/2037 •	3	3
5.885% due 06/01/2043 •	753	761
5.886% due 07/01/2042 - 12/01/2044 •	3,231	3,269
5.895% due 11/01/2031 •	25	25
5.936% due 09/01/2041 •	1,377	1,388
5.960% due 12/01/2034 •	7	7
6.000% due 05/17/2027 - 10/25/2044	2,802	2,906
6.010% due 12/01/2034 •	8	8
6.027% due 11/01/2034 •	46	46
6.086% due 10/01/2030 - 10/01/2040 •	322	323
6.118% due 03/01/2035 •	4	4
6.163% due 09/01/2035 •	236	238
6.180% due 11/01/2035 •	487	502
6.187% due 01/01/2035 •	447	453
6.208% due 02/01/2035 •	322	326
6.250% due 02/25/2029	50	50
6.265% due 12/01/2035 •	7	7
6.272% due 01/01/2035 •	799	817
6.288% due 08/01/2035 •	23	23
6.294% due 02/01/2035 •	53	54
6.307% due 12/01/2034 •	132	134
6.309% due 01/01/2036 •	30	30
6.314% due 01/01/2035 •	318	321
6.320% due 02/01/2027 •	4	4
6.323% due 11/01/2034 •	3	3
6.335% due 10/01/2034 •	199	200
6.340% due 01/01/2036 •	1	1
6.357% due 02/01/2035 •	10	10
6.375% due 01/01/2035 •	9	9
6.381% due 12/01/2034 •	5	5
6.397% due 11/01/2035 •	281	286
6.405% due 11/01/2035 •	42	43
6.409% due 04/01/2033 •	4	4
6.410% due 06/01/2035 •	56	57
6.415% due 11/01/2034 •	62	63
6.417% due 02/01/2035 •	36	36
6.420% due 12/01/2034 •	2	2
6.425% due 01/01/2036 •	41	42
6.435% due 12/01/2033 •	110	112
6.478% due 12/01/2035 •	60	61
6.497% due 12/01/2033 •	43	44
6.500% due 07/18/2027 - 06/25/2044	2,954	3,041
6.504% due 02/01/2035 •	100	102
6.534% due 02/01/2035 •	399	405
6.537% due 11/01/2035 •	83	84
6.540% due 10/01/2035 •	39	40
6.547% due 05/01/2035 •	19	20
6.550% due 03/01/2035 •	1	2
6.563% due 01/01/2035 - 04/01/2035 •	116	119
6.576% due 09/01/2035 •	10	10
6.583% due 11/01/2035 - 12/01/2036 •	31	32
6.606% due 12/01/2033 •	78	79
6.621% due 04/01/2038 •	1	1
6.633% due 12/01/2030 •	2	2
6.653% due 08/25/2037 ~	16	16
6.662% due 03/01/2033 •	12	12
6.673% due 03/01/2034 •	187	192
6.675% due 02/01/2035 •	4	4
6.677% due 12/01/2034 •	3	3
6.678% due 11/01/2032 •	1	1
6.682% due 01/01/2037 •	4	4
6.700% due 05/01/2035 •	412	421
6.712% due 03/01/2034 •	1	1
6.726% due 12/01/2027 •	24	24
6.748% due 03/01/2036 •	63	64
6.797% due 03/01/2036 •	9	9
6.803% due 05/25/2035 ~	874	897
6.803% due 04/01/2036 •	16	17
6.828% due 03/01/2036 •	74	75
6.842% due 01/01/2036 •	5	5
6.850% due 12/01/2026 •	2	2
6.857% due 04/01/2034 •	10	11
6.860% due 03/01/2034 •	286	292
6.875% due 08/01/2027 •	11	11

18	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.876% due 04/01/2027 •	$3	$3
6.897% due 06/01/2035 •	25	25
6.912% due 02/01/2036 •	48	49
6.914% due 09/01/2035 •	296	299
6.925% due 09/01/2034 •	30	30
6.944% due 11/01/2035 •	124	127
6.952% due 11/01/2034 •	88	90
6.971% due 02/01/2036 •	27	27
6.988% due 05/01/2033 •	4	5
7.000% due 12/18/2026 - 01/25/2048	399	406
7.008% due 07/01/2033 •	1	1
7.014% due 05/01/2036 •	61	63
7.019% due 11/01/2035 •	167	171
7.038% due 10/01/2035 •	31	31
7.041% due 11/01/2034 •	160	167
7.125% due 12/01/2025 - 09/01/2036 •	3	3
7.135% due 11/01/2025 •	1	1
7.166% due 05/01/2038 •	2,232	2,319
7.185% due 08/01/2026 - 07/01/2035 •	50	51
7.200% due 08/01/2035 •	69	70
7.207% due 09/01/2035 •	2	2
7.214% due 09/01/2037 •	5	5
7.220% due 07/01/2026 - 09/01/2035 •	185	189
7.242% due 05/01/2035 •	282	288
7.258% due 09/01/2035 •	40	41
7.260% due 08/01/2033 - 06/01/2035 •	52	53
7.265% due 09/01/2029 - 09/01/2035 •	115	116
7.268% due 11/01/2035 - 05/01/2037 •	35	36
7.277% due 09/01/2033 •	2	2
7.282% due 11/01/2035 •	74	75
7.293% due 06/01/2035 •	46	47
7.300% due 09/01/2034 •	637	651
7.301% due 09/01/2033 •	8	8
7.310% due 08/01/2032 - 07/01/2035 •	99	101
7.315% due 05/01/2035 •	4	4
7.316% due 06/01/2035 •	608	626
7.326% due 04/01/2035 •	134	135
7.353% due 05/01/2034 •	23	24
7.375% due 08/01/2035 •	75	77
7.381% due 08/01/2035 •	307	313
7.383% due 08/01/2035 •	1	1
7.398% due 08/01/2035 •	117	119
7.409% due 10/01/2035 •	64	65
7.410% due 10/01/2034 •	61	62
7.415% due 07/01/2034 •	2	2
7.430% due 07/01/2035 •	2	2
7.435% due 06/01/2034 •	0	1
7.450% due 10/01/2027 •	8	8
7.460% due 05/01/2035 •	5	5
7.487% due 09/01/2035 •	23	23
7.500% due 08/20/2027 - 07/25/2041	63	65
7.500% due 06/19/2041 ~	6	6
7.510% due 09/01/2035 •	91	92
7.522% due 08/01/2035 •	33	34
7.529% due 07/01/2035 •	30	30
7.538% due 06/01/2033 •	4	4
7.564% due 06/01/2035 •	3	4
7.594% due 09/01/2037 •	1	1
7.599% due 05/01/2035 •	5	5
7.787% due 07/01/2035 •	22	22
8.000% due 07/18/2027 - 03/01/2030	1	1
8.500% due 02/17/2027	8	9

Fannie Mae, TBA
3.000% due 06/01/2040	599,000	519,188

Freddie Mac
0.000% due 02/15/2041 •	9	6
1.537% due 06/15/2042 - 08/15/2042 •(a)	13,863	1,412
1.787% due 02/15/2038 •(a)	76	5
1.837% due 05/15/2039 •(a)	116	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.987% due 03/15/2037 •(a)	$95	$9
2.000% due 06/15/2052 (a)	319,912	41,357
2.037% due 08/15/2036 •(a)	51	5
2.047% due 12/15/2041 •(a)	4,834	658
2.081% due 11/15/2038 ~(a)	6,345	526
2.086% due 05/15/2038 ~(a)	469	37
2.117% due 09/15/2036 •(a)	70	7
2.187% due 11/15/2036 •(a)	2,593	224
2.211% due 06/15/2039 ~(a)	2,536	196
2.313% due 10/15/2041 ~(a)	1,226	74
2.379% due 09/15/2043 - 12/15/2043 •	6,654	6,617
2.875% due 04/25/2026	13,600	13,415
2.939% due 04/25/2029	2,600	2,468
3.000% due 03/01/2027	1	1
3.000% due 08/15/2027 (a)	831	19
3.500% due 07/01/2029 - 10/01/2047	37,224	34,612
3.933% due 05/15/2033 •	58	62
4.000% due 10/01/2033 - 05/01/2048	33,248	31,873
4.500% due 06/01/2025 - 02/01/2046	2,250	2,217
4.598% due 08/15/2032 ~	34	33
4.653% due 10/15/2043 •	23,247	22,828
4.695% due 08/25/2031 •	52	55
4.713% due 07/15/2034 - 05/15/2037 •	131	130
4.713% due 05/15/2036 - 04/15/2037 ~	325	321
4.763% due 08/15/2035 - 02/15/2037 •	72	72
4.783% due 07/15/2034 •	70	70
4.793% due 08/15/2040 - 10/15/2040 •	13,697	13,512
4.803% due 02/15/2037 •	6	6
4.813% due 12/15/2029-11/15/2043 •	1,717	1,695
4.813% due 07/15/2036-01/15/2043 ~	294	290
4.863% due 06/15/2031 - 05/15/2041 •	611	604
4.873% due 05/15/2036 •	183	182
4.883% due 11/15/2042 •	3,327	3,309
4.903% due 08/25/2027 •	25,600	25,606
4.913% due 11/15/2030 - 12/15/2031 •	1	1
4.943% due 01/25/2036 ~	1,117	1,076
4.963% due 06/15/2030 - 12/15/2032 •	14	14
4.983% due 01/15/2041 •	423	422
5.000% due 08/15/2034 - 07/01/2040	1,716	1,745
5.000% due 03/15/2043 •	298	283
5.013% due 02/15/2032 - 03/15/2044 •	1,505	1,501
5.043% due 05/15/2032 - 07/15/2037 •	979	978
5.053% due 10/15/2037 ~	239	238
5.063% due 12/15/2032 - 11/15/2037 •	793	794
5.093% due 10/15/2037 ~	318	318
5.133% due 08/15/2037 •	1,162	1,162
5.173% due 10/15/2037 •	459	459
5.183% due 05/15/2037 •	351	351
5.193% due 05/15/2040 •	7	7
5.213% due 08/15/2036 •	8	8
5.229% due 03/15/2050 •	5,721	5,749
5.280% due 11/25/2054 •	20,434	20,461
5.313% due 11/15/2039 •	7	7
5.373% due 07/15/2037 •	102	103
5.454% due 05/25/2043 •	2,428	2,469
5.500% due 05/15/2033 - 03/01/2038	1,127	1,171
5.540% due 02/25/2055 •	33,263	33,489
5.835% due 02/25/2045 •	3,806	3,667
5.950% due 06/15/2028	1,385	1,396
6.000% due 07/15/2026 - 10/15/2036	3,919	4,063
6.035% due 07/25/2044 •	574	553
6.097% due 03/01/2035 •	124	125
6.250% due 12/15/2028	27	27
6.320% due 02/01/2037 •	1	1
6.392% due 04/01/2036 •	65	67

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.429% due 01/01/2034 •	$199	$204
6.500% due 03/01/2026 - 10/25/2043	10,594	10,825
6.508% due 03/01/2035 •	3	3
6.519% due 05/01/2035 •	397	405
6.521% due 01/01/2037 •	10	10
6.531% due 11/01/2028 •	26	26
6.684% due 11/01/2035 •	322	331
6.725% due 10/01/2035 •	1,389	1,438
6.769% due 08/01/2035 •	2	2
6.783% due 02/01/2037 •	1	2
6.816% due 04/01/2036 •	2	2
6.847% due 06/01/2033 •	23	24
6.855% due 05/01/2037 •	23	23
6.870% due 11/01/2035 •	429	439
7.000% due 06/01/2026 - 10/25/2043	3,876	4,032
7.054% due 10/01/2035 •	436	446
7.068% due 09/01/2035 •	6	6
7.089% due 10/01/2035 •	569	584
7.093% due 02/01/2036 •	17	17
7.118% due 05/01/2037 •	6	6
7.125% due 10/01/2035 •	16	16
7.216% due 09/01/2035 •	2	2
7.245% due 05/01/2036 •	13	13
7.276% due 03/01/2036 •	4	4
7.312% due 09/01/2035 •	370	379
7.316% due 08/01/2035 •	596	613
7.329% due 05/01/2037 •	1	1
7.345% due 08/01/2035 •	26	26
7.356% due 09/01/2035 •	5	5
7.379% due 07/01/2035 •	238	243
7.404% due 07/01/2030 •	47	48
7.427% due 06/01/2035 •	1,610	1,665
7.428% due 02/01/2026 •	6	6
7.454% due 07/01/2035 •	236	241
7.481% due 08/01/2035 •	1	1
7.482% due 07/01/2027 - 01/01/2028 •	1	0
7.487% due 06/01/2037 •	1	1
7.500% due 09/20/2026 - 10/01/2036	398	410
7.500% due 08/01/2035 •	3	3
7.643% due 07/01/2032 •	1	1
7.647% due 11/01/2034 •	10	11
8.500% due 05/01/2025 - 11/01/2027	1	0
11.861% due 08/15/2037 •	202	265

Ginnie Mae
2.500% due 03/15/2043 - 04/20/2052	53,611	45,776
3.000% due 07/20/2046 - 08/20/2052	247,598	219,430
3.500% due 10/15/2041 - 03/20/2055	339,399	311,586
4.000% due 05/20/2041 - 03/15/2052	70,237	66,251
4.000% due 02/20/2044 (a)	9,007	1,008
4.500% due 08/15/2033 - 11/20/2049	56,261	54,744
4.625% due 07/20/2025 - 07/20/2034 •	1,176	1,178
4.640% due 04/20/2063 - 05/20/2063 •	516	513
4.654% due 08/20/2045 •	2,078	2,026
4.750% due 10/20/2025 - 10/20/2033 •	436	436
4.750% due 07/20/2035	348	346
4.773% due 11/20/2068 ~	423	421
4.787% due 05/20/2047 •	492	474
4.834% due 11/20/2037 ~	105	103
4.844% due 09/20/2052 •	6,753	6,572
4.844% due 01/20/2072 ~	53,100	52,254
4.853% due 05/20/2065 •	663	662
4.875% due 04/20/2025 - 04/20/2041 •	952	959
4.883% due 02/20/2067 •	2,103	2,100
4.884% due 07/20/2049 •	1,415	1,380
4.890% due 04/20/2065 •	6	6
4.893% due 06/20/2067 •	1,055	1,054
4.900% due 06/20/2065 •	3,899	3,894
4.910% due 09/20/2065 •	4,995	4,988
4.923% due 01/20/2061 - 07/20/2063 •	908	907
4.973% due 05/20/2065 •	1,957	1,952
4.993% due 04/20/2062 - 06/20/2065 •	3,203	3,194

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	19

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.994% due 02/20/2074 •	$16,793	$16,723
5.000% due 04/20/2025 - 08/20/2030 •	369	370
5.000% due 07/15/2033 - 06/20/2050	2,772	2,783
5.003% due 06/20/2065 •	1,956	1,951
5.023% due 03/20/2062 - 09/20/2065 •	7,876	7,859
5.043% due 08/20/2065 •	18,028	17,996
5.083% due 12/20/2065 •	7,868	7,855
5.118% due 02/20/2060 •	143	144
5.123% due 04/20/2070 •	19,492	19,424
5.144% due 01/20/2073 ~	12,098	12,138
5.170% due 02/20/2060 •	1,207	1,211
5.173% due 12/20/2065 - 10/20/2066 •	13,229	13,227
5.214% due 02/20/2073 ~	55,584	55,976
5.224% due 02/20/2073 ~	8,203	8,258
5.224% due 03/20/2073 •	76,209	76,725
5.244% due 01/20/2073 ~	77,394	77,867
5.273% due 04/20/2066 - 11/20/2066 •	10,621	10,674
5.314% due 08/20/2073 ~	16,145	16,324
5.343% due 07/20/2065 •	535	536
5.364% due 12/20/2072 •	71,787	72,783
5.423% due 01/20/2066 - 03/20/2066 •	16,172	16,281
5.444% due 06/20/2073 - 11/20/2073 ~	93,627	95,469
5.473% due 02/20/2066 •	10,392	10,421
5.484% due 11/20/2072 •	78,865	80,096
5.500% due 04/20/2025 - 10/20/2025 •	1	1
5.500% due 03/16/2034	356	355
5.573% due 03/20/2066 •	4,143	4,162
5.656% due 11/20/2067 •	1,988	2,006
6.000% due 04/15/2028 - 12/20/2041	534	554
6.500% due 04/15/2026 - 09/20/2038	44	46
6.522% due 04/20/2067 •	4,429	4,468
6.625% due 06/20/2041 •	2	2
6.723% due 06/20/2067 •	7,842	7,926
7.000% due 10/20/2025 - 10/15/2034	74	74
7.500% due 07/15/2025 - 02/15/2035	39	39
8.000% due 08/20/2025 - 10/20/2031	71	74
8.500% due 06/15/2026 - 04/15/2031	44	48
9.000% due 02/15/2026 - 11/15/2030	17	18

Ginnie Mae, TBA
2.000% due 04/01/2055 - 05/01/2055	180,700	147,806
2.500% due 04/01/2055 - 05/01/2055	457,450	390,212
3.000% due 04/01/2055 - 05/01/2055	516,400	457,420
3.500% due 04/01/2055 - 05/01/2055	494,500	451,772
4.000% due 04/01/2055 - 05/01/2055	483,600	452,713
4.500% due 04/01/2055 - 05/01/2055	410,100	393,374
5.000% due 04/01/2055 - 05/01/2055	531,400	522,513
5.500% due 04/01/2055 - 05/01/2055	262,100	262,489
6.000% due 05/01/2055	263,000	266,721

U.S. Small Business Administration
5.110% due 08/01/2025	1	1
5.310% due 05/01/2027	6	6
5.320% due 04/01/2027	7	7
5.510% due 11/01/2027	15	15
5.600% due 09/01/2028	43	44
5.780% due 08/01/2027	1	1
5.820% due 07/01/2027	57	58
5.870% due 07/01/2028	17	17

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.020% due 08/01/2028	$16	$16
6.070% due 07/01/2026	9	9

Uniform Mortgage-Backed Security
2.000% due 03/01/2026 - 03/01/2052	21,117	16,808
2.500% due 02/01/2040 - 03/01/2040	4,890	4,381
3.000% due 12/01/2025 - 08/01/2052	1,079,682	944,071
3.500% due 04/01/2025 - 09/01/2050	82,852	80,568
4.000% due 06/01/2025 - 02/01/2053	315,783	298,138
4.500% due 04/01/2025 - 08/01/2053	412,825	395,902
5.000% due 04/01/2025 - 08/01/2054	450,253	443,148
5.500% due 11/01/2025 - 01/01/2055	2,607,709	2,608,759
6.000% due 03/01/2026 - 06/01/2054	263,618	269,020
6.500% due 05/01/2027 - 01/01/2054	8,974	9,319
7.500% due 08/01/2026 - 09/01/2030	4	3
8.000% due 09/01/2025 - 08/01/2032	748	772
8.500% due 05/01/2025 - 09/01/2031	180	181

Uniform Mortgage-Backed Security, TBA
2.500% due 04/01/2055 - 05/01/2055	97,760	81,296
3.000% due 04/01/2055 - 05/01/2055	4,414,774	3,826,034
3.500% due 05/01/2055	80,500	72,560
4.000% due 04/01/2055 - 06/01/2055	1,678,759	1,562,181
4.500% due 04/01/2040 - 06/01/2055	1,931,752	1,846,610
5.000% due 05/01/2055	3,032,264	2,969,521
5.500% due 05/01/2055	306,000	305,354
6.000% due 05/01/2055 - 06/01/2055	1,892,900	1,919,883
6.500% due 05/01/2055 - 06/01/2055	330,300	340,100

Vendee Mortgage Trust
6.365% due 01/15/2030 •	199	204

Total U.S. Government Agencies (Cost $24,134,745)		24,072,609

U.S. TREASURY OBLIGATIONS 14.9%

U.S. Treasury Bonds
1.375% due 11/15/2040 (r)	1,602,270	1,041,976
1.375% due 08/15/2050	188,040	95,878
1.750% due 08/15/2041	331,100	224,527
1.875% due 02/15/2041	495,600	347,907
2.000% due 02/15/2050 (p)(r)	34,500	20,886
2.250% due 05/15/2041 (p)(r)	196,500	145,717
2.250% due 08/15/2049	299,820	193,478
2.375% due 11/15/2049 (p)	151,100	100,000
2.750% due 11/15/2042	420,200	326,985
2.875% due 05/15/2043	252,260	198,758
2.875% due 08/15/2045	321,230	246,124
2.875% due 05/15/2049 (p)(r)	185,660	136,895
3.000% due 05/15/2042 (p)(r)	23,200	18,903
3.000% due 11/15/2044 (p)(r)	56,000	44,139
3.000% due 05/15/2045	800,850	628,401
3.000% due 11/15/2045 (p)(r)	80,700	63,019
3.000% due 02/15/2048 (p)(r)	40,900	31,188
3.000% due 08/15/2048	128,100	97,311
3.000% due 02/15/2049 (p)	100,880	76,312
3.125% due 02/15/2043 (p)(r)	79,700	65,443
3.125% due 08/15/2044 (p)	194,200	156,695
3.125% due 05/15/2048 (p)	154,300	120,152
3.250% due 05/15/2042	362,742	306,652
3.375% due 11/15/2048 (p)	33,900	27,525
3.625% due 08/15/2043 (p)(r)	43,200	37,989
4.250% due 08/15/2054	117,500	110,946

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 11/15/2054	$64,200	$63,277
4.625% due 05/15/2044	24,700	24,787
4.625% due 02/15/2055	26,400	26,582

U.S. Treasury Inflation Protected Securities (h)
0.125% due 07/15/2031 (p)	249,798	229,463
0.125% due 01/15/2032 (p)	209,787	189,949
0.125% due 02/15/2051	734,752	423,068
0.125% due 02/15/2052	87,394	49,557
0.250% due 02/15/2050	142,437	87,064
0.625% due 02/15/2043	829	638
0.750% due 02/15/2045	187,205	142,211
0.875% due 02/15/2047	107,757	81,641
1.000% due 02/15/2046	84,983	67,107
1.000% due 02/15/2049	10,981	8,365
1.375% due 02/15/2044	15,672	13,656
1.500% due 02/15/2053	207,955	173,205
2.125% due 02/15/2054	139,901	134,357

U.S. Treasury Notes
4.250% due 11/15/2034	52,600	52,764

U.S. Treasury STRIPS
0.000% due 02/15/2041 (a)	26,600	12,620
0.000% due 05/15/2041 (a)	25,400	11,882
0.000% due 08/15/2041 (a)	26,300	12,130
0.000% due 11/15/2041 (a)	27,800	12,649
0.000% due 08/15/2042 (a)	96,900	42,351

Total U.S. Treasury Obligations (Cost $8,660,774)		6,723,129

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.3%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	22,000	21,626

1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	511	509

225 Liberty Street Trust
3.597% due 02/10/2036	31,607	29,897

Adjustable Rate Mortgage Trust
3.910% due 09/25/2035 •	831	715
4.054% due 01/25/2036 ~	190	169
4.675% due 08/25/2036 •	10,418	3,529
4.975% due 11/25/2035 •	7	6
5.216% due 11/25/2035 •	131	92
5.538% due 10/25/2035 •	249	232
5.547% due 03/25/2036 ~	111	56
5.585% due 03/25/2035 •	2,307	2,011
5.837% due 09/25/2035 ~	44	39
6.098% due 07/25/2035 •	249	233
6.337% due 01/25/2036 •	886	633
7.102% due 08/25/2035 •	124	123
7.625% due 11/25/2035 •	46	45
9.250% due 07/25/2035 •	5	5

American Home Mortgage Assets Trust
3.584% due 11/25/2035 •	1,900	1,273

American Home Mortgage Investment Trust
4.795% due 12/25/2046 •	428	359
6.440% due 12/25/2035 •	1,194	401
6.440% due 11/25/2045 ~	2,724	1,019

Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053	7,800	7,105

Ashford Hospitality Trust
5.392% due 04/15/2035 ~	3,847	3,833

BAMLL Commercial Mortgage Securities Trust
0.010% due 10/15/2027 «	547	150
2.627% due 01/15/2032	4,200	3,760
2.847% due 04/20/2042 «•	36,960	28,097
3.110% due 04/25/2050 «	35,935	34,317
3.110% due 08/25/2052 «	12,000	10,368
3.819% due 07/14/2037	5,000	4,758
4.091% due 08/10/2038 •	5,681	5,507
4.115% due 05/25/2056 •	12,379	8,172
4.115% due 05/25/2056 ~	303,031	290,416
4.444% due 11/15/2046 «~	95,692	93,945
4.444% due 08/15/2053 «~	35,100	29,632
7.782% due 10/15/2027 «•(l)	49,980	48,210
8.176% due 10/15/2027 «~	98,497	98,494

20	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Alternative Loan Trust
6.000% due 11/25/2035		$206	$180
6.000% due 07/25/2046		562	487

Banc of America Commercial Mortgage Trust
3.705% due 09/15/2048		30,450	30,236

Banc of America Funding Trust
2.371% due 03/20/2036 •		76	70
3.512% due 10/20/2046 ~		789	673
4.485% due 03/20/2036 •		65	57
4.535% due 04/25/2037 •		111	93
4.622% due 10/20/2046 ~		836	705
4.814% due 10/20/2036 ~		5,086	3,905
4.814% due 12/20/2046 ~		599	534
4.825% due 09/20/2047 ~		1,236	1,081
4.855% due 04/25/2037 •		951	794
4.927% due 02/20/2036 ~		882	787
4.940% due 09/20/2046 •		630	567
5.014% due 05/20/2035 •		225	206
5.109% due 01/20/2047 ~		24	20
5.235% due 05/25/2037 ~		2,006	1,707
5.460% due 05/20/2036 ~		268	231
5.482% due 04/20/2036 •		792	694
5.500% due 09/25/2034		791	756
5.697% due 05/25/2035 ~		9	9
5.750% due 10/25/2035		698	577
5.750% due 09/25/2036		383	353
6.000% due 09/25/2036		1,219	1,204
6.000% due 09/25/2036 •		68	58
6.000% due 03/25/2037		2,800	2,193
6.000% due 08/25/2037		2,453	2,000
6.253% due 10/25/2036 þ		200	175
6.337% due 01/25/2037 þ		198	183
6.388% due 04/25/2037 þ		658	563
6.629% due 11/20/2034 ~		909	890
7.621% due 09/20/2034 •		15	13

Banc of America Mortgage Trust
5.125% due 02/25/2035 •		73	71
5.125% due 02/25/2035 ~		137	133
5.500% due 05/25/2037		179	136
5.671% due 11/25/2035 •		111	98
5.686% due 01/25/2036 •		508	458
5.691% due 07/25/2035 •		43	40
5.750% due 07/20/2032 ~		9	9
5.899% due 08/25/2035 ~		115	110
5.899% due 08/25/2035 •		918	877
6.000% due 07/25/2046 •		296	256
6.326% due 07/25/2035 ~		609	506
6.362% due 07/25/2035 •		124	119
6.411% due 05/25/2034 •		54	53
6.608% due 07/25/2034 •		21	20
6.870% due 05/25/2033 •		1	1
6.937% due 02/25/2035 •		149	145
7.424% due 09/25/2033 •		143	136

BANK
2.403% due 03/15/2063		54,030	47,998
2.649% due 01/15/2063		76,897	69,127
2.920% due 12/15/2052		26,900	24,668
3.071% due 08/15/2061		2,827	2,739
3.183% due 08/15/2061		25,500	23,614
3.393% due 03/15/2064 •		38,300	34,702
3.488% due 11/15/2050		6,400	6,083
4.005% due 02/15/2052		17,268	16,715

Barclays Commercial Mortgage Securities Trust
2.595% due 02/15/2053		2,913	2,786
2.639% due 02/15/2053		8,250	7,452
4.314% due 12/15/2051		7,000	6,902
4.600% due 06/15/2055 •		5,000	4,896
5.617% due 07/15/2037 •		10,923	10,805

Barclays Mortgage Loan Trust
0.000% due 03/25/2064 •		1	1
8.138% due 03/25/2064 •		40,385	41,612

Barrow Funding PLC
0.000% due 11/16/2062 (g)	GBP	12,152	11,050
5.479% due 11/16/2062 •		168,079	217,728
6.379% (SONIO/N + 1.900%) due 11/16/2062 ~		14,894	19,528
6.879% (SONIO/N + 2.400%) due 11/16/2062 ~		7,434	9,808

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.679% due 11/16/2062 •	GBP	4,964	$6,539
8.979% (SONIO/N + 4.500%) due 11/16/2062 ~		2,494	3,275
10.479% (SONIO/N + 6.000%) due 11/16/2062 ~		2,470	3,264

Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 •		$36,294	30,997
5.000% due 10/25/2051 •		403	375

BCAP LLC Trust
3.973% due 07/26/2036 ~		339	300
4.312% due 08/26/2036 •		6,045	4,055
4.452% due 03/26/2037 þ		2,999	2,971
4.589% due 01/26/2047 •		2,345	2,309
4.775% due 03/26/2037 •		1,035	848
4.855% due 05/25/2047 ~		30	28
4.875% due 05/25/2047 ~		3,159	2,899
5.250% due 06/26/2036		28,659	10,584
5.250% due 04/26/2037		9,527	5,317
5.250% due 04/26/2037 ~		2,581	2,294
5.250% due 06/26/2037		691	608
5.500% due 11/25/2034		1,243	1,074
5.826% due 05/26/2036 •		1,641	1,019
6.000% due 10/26/2037 •		1,222	831

Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~		6	4
3.250% due 02/25/2033 •		7	6
4.000% due 05/25/2034 ~		1	1
4.210% due 09/25/2034 ~		201	182
4.321% due 05/25/2047 ~		4,973	4,493
4.429% due 06/25/2047 ~		7,397	6,507
4.526% due 02/25/2036 •		1,806	1,660
4.732% due 02/25/2036 •		31	22
4.855% due 03/25/2035 •		658	605
4.913% due 11/25/2030 •		336	333
5.125% due 01/25/2035 ~		119	103
5.172% due 01/25/2035 •		23	23
5.239% due 07/25/2034 ~		25	23
5.239% due 07/25/2034 •		22	21
5.253% due 08/25/2033 •		3	3
5.366% due 04/25/2034 ~		335	300
5.416% due 08/25/2035 •		1,296	1,208
5.852% due 02/25/2034 •		149	140
5.876% due 02/25/2047 •		1,094	966
5.954% due 01/25/2034 •		487	468
5.967% due 11/25/2034 ~		625	577
6.091% due 07/25/2034 ~		25	25
6.300% due 06/25/2035 •		15	14
6.500% due 01/25/2034 •		5	5
6.530% due 02/25/2036 •		592	563
6.574% due 04/25/2033 •		7	7
6.625% due 04/25/2033 •		89	90
6.631% due 10/25/2035 •		4,656	4,614
6.715% due 05/25/2033 •		139	132
6.948% due 01/25/2034 •		349	349
7.080% due 10/25/2035 ~		2,044	1,945

Bear Stearns ALT-A Trust
3.250% due 02/25/2034 •		10	9
4.055% due 03/25/2036 ~		3,048	2,466
4.259% due 08/25/2036 ~		3,178	2,143
4.333% due 04/25/2035 •		1	1
4.346% due 11/25/2036 •		2,623	1,209
4.358% due 11/25/2035 ~		2,089	1,133
4.488% due 03/25/2036 ~		1,454	1,181
4.536% due 08/25/2036 •		36	17
4.593% due 02/25/2036 •		412	289
4.639% due 11/25/2036 •		521	302
4.676% due 11/25/2036 •		1,407	729
4.690% due 05/25/2036 •		3,714	1,781
4.755% due 02/25/2034 ~		516	487
4.755% due 08/25/2036 ~		4,329	3,685
4.755% due 01/25/2047 •		1,568	1,327
4.775% due 08/25/2036 •		8,331	7,454
4.798% due 05/25/2036 •		3,365	1,422
4.821% due 03/25/2036 •		5,360	3,132
4.835% due 02/25/2034 ~		7	7
4.915% due 02/25/2036 •		498	472
4.923% due 09/25/2034 •		81	73
5.023% due 07/25/2035 •		4,314	2,942
5.043% due 09/25/2035 •		9,362	5,431

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.218% due 01/25/2035 ~	$1,382	$1,168
5.248% due 02/25/2034 •	437	417
5.449% due 01/25/2036 ~	2,120	2,007
5.564% due 05/25/2035 •	123	117
5.564% due 05/25/2035 ~	11,426	10,884
5.582% due 12/25/2046 •	156	111
6.229% due 08/25/2034 •	12	12
6.653% due 12/25/2033 •	212	206
6.943% due 05/25/2035 ~	35	34

Bear Stearns Asset-Backed Securities Trust
4.835% due 11/25/2034 •	614	520
5.500% due 01/25/2034 þ	14	12

Bear Stearns Mortgage Funding Trust
4.595% due 12/25/2046 ~	10,436	9,308

Bear Stearns Mortgage Securities, Inc.
5.892% due 06/25/2030 •	1	1

Bear Stearns Structured Products, Inc. Trust
4.333% due 12/26/2046 •	868	675
5.116% due 01/26/2036 ~	674	482

Beast Mortgage Trust
5.484% due 03/15/2036 •	700	635
5.620% due 02/15/2037 •	17,000	15,187

BellaVista Mortgage Trust
4.931% due 05/20/2045 ~	7	5

Benchmark Mortgage Trust
2.700% due 02/15/2053	9,343	8,930
3.458% due 03/15/2055	34,330	31,146
4.016% due 03/15/2052	32,609	31,451
4.232% due 01/15/2052	36,036	34,961
4.443% due 05/15/2055 ~	36,500	34,984

Beneria Cowen & Pritzer Collateral Funding Corp.
5.233% due 06/15/2038 •	17,400	15,764

BFLD Trust
5.584% due 10/15/2035 ~	14,300	11,240

BIG Commercial Mortgage Trust
5.661% due 02/15/2039 ~	8,078	8,036

BINOM Securitization Trust
4.441% due 08/25/2057 ~	11,612	11,270

BSREP Commercial Mortgage Trust
5.384% due 08/15/2038 •	4,853	4,629

BWAY Mortgage Trust
5.684% due 09/15/2036 •	4,740	4,535

BX Trust
3.202% due 12/09/2041	3,681	3,403
5.068% due 04/15/2039 •	23,901	23,735
5.133% due 01/15/2034 •	1,295	1,291
5.163% due 10/15/2036 •	25,107	24,916

Cantor Commercial Real Estate Lending
2.874% due 11/15/2052	7,900	7,207

CD Mortgage Trust
3.431% due 08/15/2050	5,207	5,031

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 •	12,759	11,504

Chase Mortgage Finance Trust
4.551% due 03/25/2037 •	54	51
4.648% due 01/25/2036 •	2,605	2,361
4.738% due 09/25/2036 ~	169	153
4.790% due 12/25/2035 •	673	593
4.953% due 12/25/2035 •	3,114	2,955
4.953% due 12/25/2035 ~	1,679	1,593
5.089% due 03/25/2037 •	1,372	1,329
5.500% due 03/25/2037	20	1
5.707% due 09/25/2036 •	20	17
5.745% due 02/25/2037 •	648	638
5.986% due 02/25/2037 ~	100	99
6.000% due 11/25/2036	1,054	421
6.000% due 02/25/2037	547	212
6.000% due 03/25/2037	506	274
6.583% due 02/25/2037 •	4	3
6.667% due 02/25/2037 ~	70	68
6.694% due 02/25/2037 •	5	5

ChaseFlex Trust
4.935% due 06/25/2035 •	1,312	553
5.000% due 07/25/2037	1,040	339
6.000% due 02/25/2037	1,260	434

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	21

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.270% due 08/25/2037 þ	$514	$411
4.735% due 08/25/2037 •	2,951	2,718
5.115% due 08/25/2037 •	3,017	2,827

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.585% due 01/25/2036 ~	180	171
4.615% due 05/25/2036 •	279	265
4.615% due 07/25/2036 •	173	162
4.685% due 08/25/2035 •	91	87

Citicorp Mortgage Securities Trust
5.500% due 02/25/2026	6	6
6.000% due 08/25/2036	204	187
6.000% due 04/25/2037	3,448	3,269

Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	17,500	17,176
3.778% due 09/10/2058	21,895	21,725
4.579% due 05/15/2054 ~	36,400	35,864
5.614% due 10/15/2036 •	7,400	7,364

Citigroup Global Markets Mortgage Securities
4.935% due 05/25/2032 ~	24	24

Citigroup Mortgage Loan Trust
0.000% due 10/25/2054 ~	24,937	26,333
0.000% due 02/25/2058 ~(a)	3,681	0
0.000% due 02/25/2058 •	32	25
0.000% due 02/25/2058 •(a)	18,715	1
0.000% due 02/25/2063 •	351,706	288,957
0.000% due 09/25/2064 •	148,998	128,818
0.110% due 02/25/2058 •(a)	16,004	76
0.450% due 02/25/2058 ~(a)	16,004	247
3.500% due 02/25/2058 ~	3,160	2,209
3.500% due 02/25/2058 •	11,019	8,891
4.121% due 10/25/2046 •	883	777
4.399% due 12/25/2035 ~	803	496
4.426% due 09/25/2064 ~	28,341	23,985
4.505% due 01/25/2037 •	161	142
4.660% due 05/25/2035 •	184	177
4.775% due 03/25/2037 •	708	617
4.841% due 04/25/2037 •	599	533
5.235% due 08/25/2035 •	245	238
5.451% due 08/25/2035 ~	1,269	1,126
5.500% due 11/25/2035	420	422
5.607% due 07/25/2046 •	1,574	1,482
6.210% due 08/25/2035 •	1,900	1,805
6.250% due 11/25/2037 •	2,329	969
6.743% due 02/25/2034 •	47	47
6.830% due 09/25/2035 •	64	63
7.230% due 10/25/2035 ~	1,957	2,028

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
5.263% due 09/25/2035 •	5,534	4,899

CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	178	163
6.000% due 06/25/2037	386	335

Colony Mortgage Capital Ltd.
5.808% due 11/15/2038 ~	1,674	1,655

Commercial Mortgage Trust
2.950% due 08/15/2057	7,700	7,075
3.091% due 10/10/2049	10,964	10,576
3.510% due 09/10/2050	19,203	18,606
3.545% due 02/10/2036	40,182	39,408
4.228% due 05/10/2051	45,152	43,904

Community Program Loan Trust
4.500% due 04/01/2029	62	62

Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036	752	424
6.000% due 08/25/2037 •	984	461
14.584% due 08/25/2037 ~	994	444

Countrywide Alternative Loan Trust
4.624% due 09/20/2046 ~	426	436
4.635% due 04/25/2047 •	3,073	3,016
4.785% due 05/25/2036 •	2,022	786
4.785% due 08/25/2036 ~	933	376
4.785% due 05/25/2037 ~	115	36
4.795% due 11/25/2036 ~	3,149	3,992
4.815% due 07/25/2046 ~	351	369

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.815% due 09/25/2046 •	$3,475	$3,366
4.825% due 02/25/2037 •	4,888	4,310
4.855% due 05/25/2035 ~	46	44
4.855% due 07/25/2046 ~	97	87
4.894% due 07/20/2035 •	14	14
4.895% due 11/25/2035 •	329	306
4.902% due 10/25/2035 •	60	45
4.935% due 04/25/2036 •	5,222	1,838
4.935% due 09/25/2046 •	904	727
4.935% due 10/25/2046 •	65	50
4.955% due 12/25/2035 •	353	321
4.955% due 07/25/2036 •	10,851	9,309
4.955% due 07/25/2046 ~	418	297
4.975% due 01/25/2036 ~	212	192
4.985% due 08/25/2034 •	7	7
4.985% due 10/25/2036 ~	1,560	706
4.995% due 12/25/2035 •	14	13
5.015% due 06/25/2034 •	759	739
5.015% due 02/25/2036 •	845	766
5.034% due 11/20/2035 •	6	5
5.095% due 09/25/2035 ~	240	179
5.115% due 10/25/2035 ~	1,056	609
5.135% due 10/25/2035 •	555	364
5.235% due 12/25/2035 •	657	557
5.250% due 06/25/2035	213	160
5.500% due 07/25/2035	1,038	529
5.500% due 11/25/2035	3,752	2,086
5.500% due 12/25/2035	798	486
5.500% due 02/25/2036	781	452
5.535% due 02/25/2036 •	1,704	1,333
5.635% due 12/25/2035 ~	132	113
5.635% due 02/25/2036 ~	199	181
5.735% due 10/25/2035 •	7,177	5,000
5.750% due 03/25/2037 ~	486	255
5.750% due 07/25/2037	92	54
5.975% due 11/25/2035 ~	133	117
6.000% due 10/25/2033	167	169
6.000% due 03/25/2035	130	60
6.000% due 04/25/2036	792	355
6.000% due 05/25/2036	879	410
6.000% due 06/25/2036	6,779	3,716
6.000% due 08/25/2036	1,553	885
6.000% due 08/25/2036 •	759	437
6.000% due 11/25/2036	42	22
6.000% due 02/25/2037	5,023	1,973
6.000% due 03/25/2037	1,131	400
6.000% due 04/25/2037	2,605	1,241
6.000% due 05/25/2037	240	117
6.000% due 08/25/2037	4,334	2,564
6.010% due 06/25/2034 •	4,640	4,931
6.015% due 11/25/2047 ~	1,669	1,439
6.115% due 01/25/2036 •	17	16
6.250% due 12/25/2033	9	10
6.250% due 11/25/2036	296	219
6.250% due 08/25/2037	1,678	792
6.500% due 05/25/2036	1,687	779
6.500% due 09/25/2036	615	324
6.500% due 08/25/2037	6,422	2,743
6.500% due 09/25/2037	1,389	514
7.605% due 07/25/2035 ~	412	365

Countrywide Home Loan Mortgage Pass-Through Trust
3.704% due 04/25/2035 •	40	32
4.019% due 05/20/2036 ~	577	538
4.330% due 03/25/2037 •	195	166
4.358% due 02/25/2047 ~	243	212
4.490% due 10/20/2035 •	14	14
4.500% due 09/25/2035	284	249
4.520% due 05/20/2036 •	4,446	4,050
4.590% due 11/25/2037 •	1,374	1,233
4.652% due 06/20/2034 ~	98	91
4.736% due 10/25/2033 •	411	209
4.933% due 09/25/2047 •	578	532
4.975% due 03/25/2035 ~	143	133
4.997% due 11/20/2034 ~	600	572
5.000% due 09/25/2035	14	8
5.015% due 04/25/2035 ~	26	25
5.075% due 03/25/2035 ~	68	65
5.095% due 02/25/2035 •	77	71
5.095% due 02/25/2035 ~	247	232
5.115% due 02/25/2035 •	68	62

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.115% due 03/25/2036 ~	$9	$2
5.135% due 02/25/2036 ~	5	2
5.145% due 10/25/2035 ~	1,197	964
5.160% due 11/25/2034 •	1,030	985
5.195% due 09/25/2034 •	16	15
5.448% due 07/25/2034 •	280	268
5.500% due 01/25/2035	160	160
5.500% due 09/25/2035	260	250
5.500% due 10/25/2035	1,166	639
5.500% due 11/25/2035	481	240
5.595% due 04/25/2046 •	5,313	1,466
5.750% due 12/25/2035	963	459
5.750% due 02/25/2037	826	369
5.750% due 07/25/2037	353	167
5.835% due 04/20/2035 ~	65	61
5.962% due 11/20/2034 ~	58	56
6.000% due 05/25/2036	1,195	544
6.000% due 07/25/2036	2,590	1,284
6.000% due 12/25/2036	83	37
6.000% due 02/25/2037	2,428	2,009
6.000% due 07/25/2037	540	242
6.000% due 09/25/2037	249	129
6.164% due 12/19/2033 •	7	7
6.248% due 02/20/2036 •	8	7
6.250% due 07/19/2031 •	8	8
6.250% due 09/25/2036	728	321
6.250% due 02/25/2038	832	376
6.306% due 06/19/2031 •	16	16
6.662% due 02/20/2036 •	1,523	1,321
6.741% due 02/25/2034 •	2	2
6.804% due 07/20/2034 ~	62	60
7.210% due 02/20/2036 •	30	27
7.743% due 08/25/2034 •	287	268

Countrywide Home Loan Reperforming REMIC Trust
4.749% due 01/25/2034 •	179	160
4.775% due 06/25/2035 ~	513	493
6.500% due 11/25/2034	132	127
7.500% due 11/25/2034	47	49
7.500% due 06/25/2035	157	160

Credit Suisse Commercial Mortgage Trust
5.501% due 06/15/2034 •	6,495	6,217

Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 •	1	1
5.083% due 03/25/2032 •	119	114
5.500% due 09/25/2035	1,944	1,354
5.585% due 09/25/2034 ~	218	391
7.500% due 05/25/2032	28	30
7.500% due 12/25/2032	1	1

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.500% due 10/25/2035	442	186
5.567% due 05/25/2034 •	274	275
6.000% due 11/25/2035	12	9
6.428% due 10/25/2033 ~	26	25

Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 01/25/2058 (g)	103	100
0.010% due 04/25/2058 (a)	7	7
0.000% due 02/25/2056 (g)	61	60
0.000% due 07/25/2057 (g)	112	108
2.257% due 08/15/2037	5,248	5,160
2.500% due 07/25/2057 •	153,361	139,376
2.750% due 07/25/2057 •	1,059	1,028
3.000% due 11/25/2056 •	27,752	23,798
3.058% due 02/25/2056 •	290,063	250,149
3.058% due 02/25/2056 ~	61,172	23,705
3.168% due 07/25/2057 •	166,246	104,674
3.431% due 11/10/2032	2,200	1,813
3.500% due 04/26/2038 •	133	130
3.581% due 01/25/2058 ~	93,084	75,689
4.097% due 04/28/2037 •	1,990	1,825
4.485% due 07/27/2037 ~	6,048	5,532
4.515% due 06/25/2048 •	311,869	268,975
4.889% due 04/25/2058 ~	159,929	146,375
5.194% due 07/15/2032 ~	379	375
5.834% due 07/15/2038 •	4,800	4,337
5.837% due 04/25/2037 ~	15,662	3,816
5.863% due 02/25/2037 ~	2,575	577
6.000% due 07/25/2036	779	375
6.000% due 04/25/2037	821	261

22	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.079% due 04/25/2037 þ		$892	$243
6.284% due 10/15/2037 •		6,800	6,736
7.000% due 08/25/2037 •		4,540	2,193
7.199% due 06/01/2050 ~		270,333	269,401

Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2057 •		9,252	6,868

Cross Mortgage Trust
6.615% due 03/25/2068 þ		6,168	6,239

CRSNT Commercial Mortgage Trust
5.254% due 04/15/2036 •		39,401	38,833

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		1,261	202
6.220% due 09/25/2036 þ		1,598	459
6.672% due 06/25/2036 þ		1,297	330

CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052		5,955	5,580
3.903% due 03/15/2052		1,640	1,623

DBGS Mortgage Trust
5.212% due 06/15/2033 ~		22,950	21,493
5.829% due 10/15/2036 •		4,080	4,053

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.535% due 10/25/2036 •		5	4
4.635% due 08/25/2037 ~		411	323
4.675% due 08/25/2036 •		1,546	1,400
4.915% due 01/25/2047 ~		3,023	2,657
5.095% due 02/25/2036 ~		5,295	5,187
5.500% due 12/25/2035		489	412
6.005% due 10/25/2036 •		280	243
6.369% due 10/25/2036 þ		364	315
6.386% due 10/25/2036 þ		364	315
6.800% due 07/25/2036 þ		405	350

Deutsche Mortgage & Asset Receiving Corp.
4.763% due 11/27/2036 ~		257	257

DOLP Trust
2.956% due 05/10/2041		56,700	49,912

Downey Savings & Loan Association Mortgage Loan Trust
4.611% due 04/19/2047 •		502	488
5.251% due 09/19/2044 •		29	26
5.443% due 07/19/2044 ~		7	7

DROP Mortgage Trust
5.583% due 10/15/2043 •		13,700	13,041

Dutch Mortgage Finance BV
0.000% due 08/22/2067 ~	EUR	170	5,076
3.284% due 08/22/2067 •		89,527	96,927
3.584% due 08/22/2067 •		6,146	6,649
3.984% due 08/22/2067 •		4,302	4,666
4.634% due 08/22/2067 •		4,118	4,470
6.034% due 08/22/2067 •		2,643	2,782
7.034% due 08/22/2067 •		1,104	1,195
8.034% due 08/22/2067 •		1,844	1,942

Dutch Mortgage Warehouse Finance BV
0.000% due 07/31/2027 «~		3,162	4,070

Ellington Financial Mortgage Trust
5.522% due 01/26/2060 þ		$3,012	3,023

EMF-NL Prime BV
3.548% due 04/17/2041 •	EUR	739	790

Extended Stay America Trust
5.513% due 07/15/2038 ~		$115,544	115,513

First Horizon Alternative Mortgage Securities Trust
4.655% due 03/25/2035 •		17	10
4.705% due 08/25/2035 ~		562	466
4.805% due 02/25/2037 ~		15	4
5.295% due 08/25/2034 •		45	45
5.500% due 05/25/2035 ~		1,031	652
6.250% due 08/25/2037		399	149

First Horizon Mortgage Pass-Through Trust
3.515% due 10/25/2036 ~		332	260
4.705% due 02/25/2035 •		4	4
5.140% due 11/25/2037 ~		939	396
5.206% due 01/25/2037 ~		14	7
5.269% due 10/25/2035 ~		1,109	1,024
5.987% due 11/25/2035 ~		345	303
6.739% due 08/25/2035 •		404	292
6.971% due 09/25/2035 ~		693	668

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		$38	$38

GCAT Trust
3.000% due 04/25/2052 •		78,280	66,563

GMAC Mortgage Corp. Loan Trust
3.962% due 05/25/2035 ~		389	337
5.519% due 04/19/2036 ~		1,096	1,051

Great Hall Mortgages PLC
4.698% due 06/18/2039 •		95	95
4.718% due 06/18/2039 •	GBP	61	79

GreenPoint Mortgage Funding Trust
4.835% due 10/25/2046 ~		$256	231
4.875% due 06/25/2045 ~		130	119
4.975% due 04/25/2036 ~		82	73
4.975% due 11/25/2045 ~		121	114
5.115% due 10/25/2046 ~		677	527

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		15,528	13,493
5.517% due 07/15/2031 •		4,225	3,296
5.566% due 07/15/2035 •		5,590	4,363
5.616% due 11/15/2032 •		2,850	2,838

GS Mortgage Securities Trust
3.001% due 09/10/2052		10,000	9,162
3.541% due 01/10/2043 ~		1,550	1,445
3.621% due 10/10/2035		17,200	16,946

GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~		46,719	38,205
2.500% due 09/25/2052 ~		25,344	20,725

GS Mortgage-Backed Securities Trust
0.000% due 01/25/2064 (b)(g)		20	20
0.000% due 07/25/2064 (b)(g)		39	38
2.500% due 01/25/2052 ~		55,692	45,680
2.500% due 04/25/2052 •		36,305	29,778
2.500% due 07/25/2059 ~		75,938	70,794
3.000% due 08/26/2052 ~		161,966	138,119
3.000% due 09/25/2052 •		63,904	54,498
3.000% due 12/25/2052 ~		102,445	87,238
3.250% due 01/25/2064 ~		29,184	24,485
3.750% due 07/25/2061 •		6,633	6,406
3.884% due 07/25/2064 ~		22,500	20,570
5.000% due 01/25/2052 ~		8,048	7,536
5.827% due 04/25/2065 ~		66,691	68,966

GSC Capital Corp. Mortgage Trust
4.795% due 05/25/2036 •		68	66

GSMPS Mortgage Loan Trust
4.785% due 09/25/2035 ~		2,739	2,346
7.500% due 06/25/2043		1,635	1,468

GSR Mortgage Loan Trust
4.172% due 03/25/2037 ~		2,275	1,177
4.286% due 05/25/2035 •		8	6
4.449% due 04/25/2035 •		65	54
4.632% due 11/25/2035 •		3,277	2,889
4.697% due 04/25/2036 •		28	18
4.735% due 07/25/2035 ~		34	29
4.739% due 01/25/2036 ~		34	32
4.785% due 01/25/2034 ~		2	2
4.870% due 05/25/2035 ~		320	291
5.000% due 05/25/2037		1	2
5.058% due 06/25/2034 ~		83	81
5.076% due 11/25/2035 •		2	2
5.500% due 06/25/2035		691	706
5.507% due 07/25/2035 •		3	3
5.665% due 11/25/2035 •		1,508	769
5.880% due 03/25/2033 •		2	2
6.000% due 03/25/2032		2	2
6.000% due 11/25/2035		8,094	2,731
6.000% due 02/25/2036		2,407	1,035
6.000% due 01/25/2037		471	290
6.000% due 03/25/2037		13	7
6.000% due 07/25/2037		130	85
6.119% due 09/25/2035 •		8	7
6.250% due 09/25/2036		199	198
6.500% due 09/25/2036		2,089	972
6.902% due 04/25/2035 ~		210	211
6.940% due 04/25/2032 ~		32	31

HarborView Mortgage Loan Trust
4.335% due 06/19/2036 ~		1,815	731
4.691% due 03/19/2037 •		14,687	13,544

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.794% due 06/19/2045 ~	$8,698	$4,023
4.831% due 09/19/2046 ~	1,295	1,131
4.871% due 05/19/2035 •	4,405	4,228
4.911% due 06/19/2035 ~	379	370
4.936% due 06/19/2036 ~	3,412	1,685
4.991% due 06/19/2034 ~	186	170
5.031% due 04/19/2034 ~	97	90
5.043% due 07/19/2035 •	147	111
5.071% due 01/19/2035 ~	625	508
5.131% due 01/19/2035 ~	754	722
5.151% due 01/19/2035 ~	28	25
5.231% due 11/19/2034 ~	63	48
6.023% due 08/19/2036 ~	53	52
6.032% due 04/19/2034 •	7	6
6.435% due 10/25/2037 ~	533	496
7.442% due 12/19/2035 ~	1	1

Hilton USA Trust
2.828% due 11/05/2035	34,800	28,858

HomeBanc Mortgage Trust
4.955% due 01/25/2036 ~	237	229
5.175% due 12/25/2034 ~	500	475
5.295% due 08/25/2029 ~	233	227

HSI Asset Securitization Corp. Trust
4.875% due 11/25/2035 ~	7,931	7,357

Hundred Acre Wood Trust
5.000% due 10/25/2051 •	4,833	4,498

Impac CMB Trust
5.175% due 11/25/2034 •	161	159
5.215% due 10/25/2034 •	42	41
5.302% due 09/25/2034 þ	77	90

Impac Secured Assets Trust
5.915% due 07/25/2035 •	277	259

IndyMac Adjustable Rate Mortgage Trust
6.622% due 01/25/2032 ~	25	24
6.636% due 01/25/2032 ~	60	58

IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037	886	363

IndyMac INDA Mortgage Loan Trust
3.802% due 08/25/2036 •	659	521
5.653% due 01/25/2036 ~	1,511	1,431

IndyMac INDB Mortgage Loan Trust
5.035% due 11/25/2035 •	273	156

IndyMac INDX Mortgage Loan Trust
3.191% due 06/25/2037 •	4,362	2,572
3.229% due 06/25/2037 •	1,056	852
3.260% due 02/25/2035 ~	216	193
3.419% due 01/25/2036 ~	77	68
3.485% due 07/25/2037 •	888	583
3.517% due 01/25/2035 •	28	26
3.600% due 01/25/2036 ~	1,816	1,638
3.685% due 10/25/2035 •	233	188
3.714% due 04/25/2037 ~	4,692	4,128
3.783% due 04/25/2037 ~	3,196	2,901
3.834% due 08/25/2035 ~	226	166
3.834% due 08/25/2035 •	194	141
3.845% due 12/25/2035 •	1,527	1,320
3.851% due 03/25/2036 •	1,206	831
3.987% due 05/25/2036 •	1,423	1,192
4.110% due 09/25/2035 •	4,902	4,035
4.720% due 12/25/2034 ~	31	29
4.732% due 08/25/2035 •	15	13
4.735% due 06/25/2037 •	688	243
4.795% due 02/25/2037 ~	8,745	8,607
4.835% due 11/25/2046 •	259	247
4.855% due 05/25/2046 •	44	40
4.895% due 04/25/2035 ~	38	35
4.915% due 07/25/2035 ~	660	606
5.075% due 07/25/2045 •	24	19
5.215% due 05/25/2034 •	1	1
5.235% due 11/25/2034 ~	19	18
5.255% due 11/25/2034 •	515	469
5.333% due 10/25/2034 ~	829	795

JP Morgan Alternative Loan Trust
4.715% due 03/25/2037 ~	592	507
4.799% due 12/25/2036 ~	381	432
4.799% due 12/25/2036 •	164	160
4.890% due 05/25/2037 •	1,989	1,765
5.843% due 05/26/2037 •	12,218	9,464
6.550% due 05/25/2036 þ	9	9

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	23

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		$8,599	$7,804
3.474% due 12/15/2049 •		1,658	1,641
3.648% due 12/15/2049 •		8,606	8,432
3.916% due 06/10/2042 ~		17,100	15,549
4.916% due 04/15/2037 •		10,349	10,151
5.699% due 11/15/2038 •		2,231	2,224
5.817% due 12/15/2031 ~		1,029	1,006
7.235% due 10/05/2040		7,500	7,933

JP Morgan Mortgage Trust
0.000% due 02/25/2055 •		41,657	45,315
2.500% due 11/25/2051 ~		2,536	2,079
2.500% due 12/25/2051 ~		1,485	1,216
2.500% due 02/25/2052 •		7,937	6,490
3.000% due 01/25/2052 •		4,599	3,943
3.000% due 03/25/2052 ~		73,253	62,563
3.500% due 10/25/2046 •		717	655
3.500% due 10/25/2048 •		265	240
3.500% due 09/25/2052 •		7,521	6,652
4.262% due 07/27/2037 ~		3,291	3,040
4.471% due 10/25/2036 ~		29	16
4.578% due 05/25/2036 ~		965	789
4.619% due 10/25/2036 ~		422	298
4.619% due 10/25/2036 •		569	412
4.625% due 07/25/2063 ~		4,952	4,801
4.682% due 04/25/2037 •		137	112
5.000% due 08/25/2051 •		9,296	9,132
5.000% due 12/25/2051 ~		10,240	10,059
5.000% due 04/25/2052 •		17,465	17,107
5.000% due 05/25/2052 ~		20,784	19,419
5.054% due 08/25/2036 ~		178	139
5.054% due 08/25/2036 •		652	512
5.203% due 11/25/2035 •		677	534
5.250% due 11/25/2063 ~		821	820
5.285% due 08/25/2035 ~		424	420
5.306% due 04/25/2036 •		1,782	1,565
5.363% due 12/25/2037 ~		47	36
5.373% due 02/25/2036 •		5	3
5.373% due 02/25/2036 ~		4,885	3,487
5.481% due 10/25/2035 •		226	158
5.487% due 08/25/2035 •		403	356
5.500% due 07/25/2036		352	152
5.590% due 07/25/2035 ~		39	37
5.590% due 07/25/2035 •		1,220	1,175
5.673% due 10/25/2035 •		571	444
5.676% due 11/25/2033 ~		2	2
5.686% due 07/25/2035 ~		167	162
5.688% due 09/25/2035 •		44	41
5.735% due 11/25/2035 •		419	341
5.740% due 04/25/2036 •		451	390
5.740% due 04/25/2036 ~		545	471
5.750% due 01/25/2036		16	7
5.774% due 10/25/2036 •		6,912	5,441
5.774% due 10/25/2036 ~		13	10
5.784% due 10/25/2035 •		3,713	3,500
5.844% due 02/25/2034 ~		85	79
5.987% due 07/25/2035 ~		350	338
5.992% due 10/25/2035 •		2,109	2,055
6.147% due 06/25/2035 ~		118	96
6.382% due 07/25/2035 ~		20	20
6.428% due 06/25/2035 •		221	226
6.500% due 07/25/2036		2,636	846
6.500% due 08/25/2036		374	117
6.813% due 07/25/2035 •		3	3
6.862% due 08/25/2035 •		257	243
6.869% due 02/25/2036 •		26	18
7.191% due 07/25/2035 •		24	23

JPMDB Commercial Mortgage Securities Trust
2.180% due 05/13/2053		10,000	8,231
3.057% due 11/13/2052		7,900	6,966

Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	4,720
2.250% due 02/22/2045		9,470	7,449
5.384% due 02/22/2045 •		38,586	49,719
6.584% due 02/22/2045 •		29,232	36,656

KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044		$2,400	1,869

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lavender Trust
6.250% due 10/26/2036	$3,633	$1,690

Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)	359,569	2,459
0.000% due 07/25/2057 ~	81,481	76,238
0.000% due 01/25/2058 •	27	27
0.000% due 12/25/2053 (b)(g)	150	147
0.000% due 07/25/2057 (g)	241	233
2.986% due 12/25/2056 ~	227,124	205,794
2.986% due 12/25/2056 •	132,445	75,812
4.000% due 02/25/2058 ~	13,377	13,246
4.250% due 02/25/2058 ~	15,577	15,081
4.320% due 02/25/2058 ~	15,577	10,936
4.327% due 12/26/2057 ~	262,085	235,872
4.452% due 01/25/2058 ~	22,699	20,520
4.500% due 02/25/2058 ~	15,577	14,328
5.813% due 12/25/2053 ~	423,446	423,279

Lehman Mortgage Trust
4.413% due 12/25/2035 ~	3,323	531
4.755% due 08/25/2036 ~	2,573	1,763
5.085% due 06/25/2037 •	186	165
5.088% due 01/25/2036 ~	732	697
5.500% due 01/25/2036	512	247
5.752% due 04/25/2036 •	500	315
6.000% due 07/25/2036	3,667	1,807

Lehman XS Trust
4.815% due 11/25/2046 ~	126	111
4.835% due 08/25/2046 •	3,724	3,567
4.835% due 08/25/2046 ~	420	426

Luminent Mortgage Trust
4.755% due 11/25/2036 •	115	101
4.795% due 12/25/2036 ~	822	790
4.835% due 02/25/2046 ~	36	26
5.155% due 04/25/2036 ~	4,879	4,222

Manhattan West Mortgage Trust
2.130% due 09/10/2039	47,900	44,679

MASTR Adjustable Rate Mortgages Trust
3.269% due 07/25/2035 ~	265	234
4.435% due 12/25/2033 ~	4	4
4.538% due 03/25/2035 •	133	123
4.645% due 04/25/2046 •	1,850	1,669
4.915% due 05/25/2037 •	606	244
5.035% due 05/25/2047 •	1	1
5.115% due 12/25/2034 •	766	744
5.803% due 12/25/2033 •	4	4
6.221% due 05/25/2034 ~	35	34
6.510% due 10/25/2034 ~	408	394
6.750% due 10/25/2032 •	65	65

MASTR Alternative Loan Trust
4.835% due 03/25/2036 •	6,786	654

MASTR Asset Securitization Trust
6.000% due 06/25/2036	173	97

MASTR Reperforming Loan Trust
4.795% due 07/25/2035 •	1,893	932
7.000% due 08/25/2034	1,254	891
7.000% due 05/25/2035	338	225

MASTR Seasoned Securitization Trust
6.500% due 08/25/2032 •	868	854

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.134% due 11/15/2031 •	304	293
5.174% due 09/15/2030 •	39	38
5.314% due 11/15/2031 •	6	6

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.009% due 10/20/2029 ~	323	313
5.294% due 08/15/2032 •	15	15

Merrill Lynch Alternative Note Asset Trust
4.578% due 06/25/2037 •	648	296
4.655% due 03/25/2037 ~	695	165
5.035% due 03/25/2037 •	1,839	434
6.000% due 03/25/2037	1,040	90

Merrill Lynch Mortgage Investors Trust
4.935% due 11/25/2035 •	4	3
5.050% due 06/25/2035 ~	532	514
5.050% due 06/25/2035 •	839	812
5.055% due 10/25/2028 •	8	8
5.095% due 06/25/2028 •	93	87

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.095% due 09/25/2029 •		$2	$2
5.095% due 11/25/2029 •		51	46
5.133% due 04/25/2029 •		92	89
5.175% due 03/25/2028 ~		4	4
5.215% due 03/25/2028 •		1	1
5.266% due 06/25/2037 •		232	224
5.312% due 09/25/2035 •		3,185	2,551
5.353% due 11/25/2029 •		23	22
5.379% due 10/25/2028 •		10	10
5.543% due 02/25/2035 •		1,324	1,259
5.584% due 08/25/2034 ~		153	145
6.039% due 11/25/2035 •		857	830
6.058% due 05/25/2033 ~		617	602
6.144% due 07/25/2035 •		106	95
6.156% due 05/25/2036 •		123	121
6.190% due 12/25/2032 •		51	50
6.207% due 12/25/2035 •		190	183
6.293% due 02/25/2033 ~		4	4
6.501% due 02/25/2034 ~		2	2
6.912% due 12/25/2034 •		5	5
6.971% due 05/25/2033 ~		3	3
7.627% due 09/25/2035 •		759	729

MFA Trust
5.750% due 11/25/2067 þ		26,122	26,103

Morgan Stanley Bank of America Merrill Lynch Trust
3.732% due 05/15/2048		9,229	9,186

Morgan Stanley Capital Trust
2.428% due 04/05/2042 •		17,000	14,540
3.793% due 04/15/2055 ~		45,800	41,972
4.071% due 03/15/2052		3,635	3,517
5.603% due 12/15/2038 •		37,010	35,971

Morgan Stanley Mortgage Loan Trust
2.922% due 06/25/2037 •		2,397	1,352
3.455% due 11/25/2037 •		6,155	4,307
3.647% due 07/25/2035 •		129	114
4.448% due 06/25/2036 •		7,690	5,596
4.695% due 03/25/2036 •		529	350
4.715% due 01/25/2036 •		5,414	2,895
4.725% due 12/25/2035 ~		13	10
4.745% due 01/25/2035 •		2	2
4.755% due 01/25/2035 •		858	811
4.947% due 09/25/2035 •		1,358	419
5.551% due 07/25/2035 •		2,578	2,132
6.000% due 02/25/2036		92	89
6.000% due 10/25/2037		1,333	704
6.201% due 02/25/2047 þ		1,154	402
6.283% due 06/25/2036 •		59	58

MortgageIT Mortgage Loan Trust
4.895% due 04/25/2036 •		2,550	2,411
4.935% due 09/25/2037 ~		4,380	3,317
5.215% due 02/25/2035 ~		75	75

NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034		339	315

New Orleans Hotel Trust
5.356% due 04/15/2032 •		2,790	2,759

New Residential Mortgage Loan Trust
3.000% due 03/25/2052 •		35,408	30,196
6.864% due 10/25/2063 þ		16,480	16,674

New York Mortgage Trust
5.153% due 05/25/2036 ~		1,724	1,445

Newgate Funding PLC
3.078% due 12/15/2050 •	EUR	28,097	30,188
4.742% due 12/01/2050 •	GBP	287	363

Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 •		$11	0
4.416% due 10/25/2035 ~		26	24
5.435% due 05/25/2035 ~		1,426	1,272
6.320% due 03/25/2047 þ		427	399
7.000% due 02/19/2030 •		328	324

NYO Commercial Mortgage Trust
5.529% due 11/15/2038 •		114,370	113,598

OBX Trust
2.500% due 10/25/2051 ~		59,479	48,786
3.000% due 01/25/2052 •		101,349	86,432
3.000% due 02/25/2052 •		15,882	13,564
3.665% due 04/25/2053 ~		6,217	6,144
6.113% due 03/25/2063 þ		1,613	1,620
6.120% due 11/25/2062 •		15,256	15,277

24	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.520% due 07/25/2063 þ		$6,375	$6,448
7.045% due 09/25/2063 þ		7,204	7,307

Prime Mortgage Trust
4.835% due 02/25/2034 •		250	236

Proteus RMBS DAC
0.000% due 10/29/2054 •	EUR	481	0
0.000% due 10/29/2054 (b)(g)		33,620	25,538
3.541% (EUR003M + 0.900%) due 10/29/2054 ~		45,653	48,743
3.991% (EUR003M + 1.350%) due 10/29/2054 ~		20,861	22,110
4.291% (EUR003M + 1.650%) due 10/29/2054 ~		15,172	15,936
5.271% (EUR003M + 2.630%) due 10/29/2054 ~		11,379	11,930
7.141% (EUR003M + 4.500%) due 10/29/2054 ~		9,482	9,913

RBSGC Mortgage Pass-Through Loan Trust
4.815% due 12/25/2034 ~		$12,178	11,076
5.750% due 04/25/2035		5,832	4,978

RBSSP Resecuritization Trust
3.740% due 09/27/2037 •		9,301	8,034
4.000% due 10/26/2037		5,361	3,740
4.655% due 10/27/2036 •		940	873
4.674% due 08/27/2037 •		347	341
4.764% due 02/27/2037 •		1,112	1,027

Regal Trust
1.723% due 09/29/2031 •		7	6

Residential Accredit Loans, Inc. Trust
4.353% due 08/25/2035 ~		1,254	480
4.735% due 08/25/2035 ~		180	130
4.735% due 02/25/2037 •		1,187	1,047
4.765% due 03/25/2037 •		965	189
4.795% due 05/25/2036 ~		5,295	4,816
4.795% due 09/25/2036 •		970	889
4.805% due 12/25/2036 •		13	11
4.815% due 07/25/2036 •		1,386	1,260
4.815% due 08/25/2036 ~		1,678	1,681
4.815% due 09/25/2036 •		21	19
4.835% due 11/25/2036 •		632	451
4.855% due 06/25/2037 •		757	668
4.975% due 02/25/2046 •		829	431
5.250% due 06/25/2025		23	23
5.638% due 02/25/2036 •		596	513
5.995% due 09/25/2045 •		129	110
6.000% due 08/25/2036		755	628
6.000% due 09/25/2036		1,395	1,115
6.000% due 11/25/2036		843	666
6.000% due 01/25/2037		5	4
6.250% due 03/25/2037		731	582
6.500% due 07/25/2037		234	191
6.500% due 09/25/2037		827	684

Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		67	65

Residential Asset Securitization Trust
5.500% due 08/25/2034		39	39
5.750% due 02/25/2036		520	192
6.000% due 04/25/2037		197	99
6.000% due 05/25/2037		112	57
6.000% due 07/25/2037		1,086	405
6.250% due 08/25/2036		67	44
6.250% due 11/25/2036		1,776	663
6.250% due 09/25/2037		1,934	786
6.500% due 08/25/2036		1,314	381
6.500% due 09/25/2036		1,108	341

Residential Funding Mortgage Securities, Inc. Trust
4.936% due 02/25/2037 •		1,419	943
5.277% due 07/27/2037 •		3,253	2,385
5.500% due 12/25/2034		124	119
5.552% due 02/25/2036 •		773	733
6.000% due 06/25/2036		452	342
6.000% due 07/25/2036		429	374
6.000% due 10/25/2036		4,155	3,319
6.000% due 06/25/2037		206	159
6.500% due 03/25/2032		36	36

Resloc U.K. PLC
4.798% due 12/15/2043 •	GBP	1,314	1,626

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ripon Mortgages PLC
0.000% due 08/28/2056 ~(a)	GBP	714	$2
0.010% due 08/20/2056 «		8,063	10,432
0.000% due 08/28/2056 (g)		24,635	20,483
5.464% due 08/28/2056 •		32,762	42,214
5.664% due 08/28/2056 •		28,562	36,605
6.064% due 08/28/2056 •		14,701	18,844
6.964% due 08/28/2056 •		6,300	7,980
7.464% due 08/28/2056 •		4,200	5,404
8.464% due 08/28/2056 •		5,460	6,966

RMAC Securities PLC
2.697% due 06/12/2044 •	EUR	1,026	1,090
4.730% due 06/12/2044 •	GBP	14,309	18,123

Roundstone Securities DAC
0.000% due 06/28/2058 ~	EUR	2	0
1.000% due 06/28/2058 •		19,957	17,387
3.269% due 06/28/2058 •		377,864	406,786
3.369% due 06/28/2058 •		34,142	36,615
3.569% due 06/28/2058 •		28,988	30,853
4.000% due 06/28/2058 ~		54,756	17,677
4.369% due 06/28/2058 •		24,158	25,597
5.369% due 06/28/2058 •		14,495	15,230
5.869% due 06/28/2058 •		7,730	7,899

Sequoia Mortgage Trust
3.575% due 09/20/2046 •		$1,224	822
4.801% due 01/20/2047 ~		656	473
4.834% due 07/20/2036 •		11	10
4.854% due 06/20/2036 •		311	288
5.094% due 06/20/2033 •		1	1
5.134% due 07/20/2033 •		30	30
5.194% due 10/20/2027 •		5	5
5.234% due 10/20/2027 •		62	59
5.306% due 01/20/2047 •		898	671
5.364% due 05/20/2034 •		105	99
5.384% due 09/20/2033 •		40	39

SFO Commercial Mortgage Trust
5.583% due 05/15/2038 ~		34,140	33,676

SREIT Trust
5.133% due 10/15/2038 ~		200	198

Starwood Commercial Mortgage Trust
5.292% due 11/15/2036 •		17,500	17,357

Structured Adjustable Rate Mortgage Loan Trust
3.979% due 01/25/2035 ~		40	40
4.117% due 04/25/2036 ~		1,720	912
4.526% due 11/25/2035 ~		71	65
4.635% due 05/25/2036 •		1,051	923
4.735% (LIBOR01M + 0.300%) due 09/25/2034 ~		717	653
4.735% due 08/25/2036 •		2,117	1,660
4.775% due 02/25/2036 ~		875	654
4.811% due 08/25/2035 ~		17	15
4.849% due 12/25/2035 ~		541	314
4.912% due 02/25/2036 •		1,476	771
5.038% due 09/25/2035 •		264	235
5.069% due 12/25/2035 ~		972	699
5.342% due 03/25/2036 ~		241	189
5.407% due 09/25/2034 •		2	1
5.608% due 11/25/2036 ~		1,586	1,212
6.035% due 01/25/2035 ~		84	77
6.190% due 10/25/2037 •		353	318
6.346% due 12/25/2034 ~		7	6
6.527% due 02/25/2034 •		176	170

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		6	6
4.695% due 03/25/2037 ~		909	367
4.775% due 03/25/2037 •		151	29
4.815% due 06/25/2036 •		286	281
4.815% due 07/25/2046 ~		359	289
4.855% due 04/25/2036 ~		148	134
4.855% due 05/25/2036 •		44	32
4.875% due 05/25/2046 •		7,306	2,593
4.895% due 02/25/2036 •		54	50
4.931% due 07/19/2035 ~		690	658
4.931% due 07/19/2035 •		379	370
5.055% due 12/25/2035 ~		1,057	880
5.091% due 09/19/2032 ~		238	229
5.131% due 01/19/2034 •		75	72
5.271% due 10/19/2033 •		187	173
5.285% due 05/25/2047 •		6,667	5,334

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.035% due 12/25/2035 •		$805	$670
6.226% due 02/25/2036 •		3,364	2,868

Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036		2,200	1,268

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.817% due 06/25/2034 þ		39	38
5.329% due 01/25/2034 •		429	419
6.699% due 03/25/2033 •		242	239
6.811% due 07/25/2033 •		5	5
6.876% due 11/25/2033 •		19	19

Structured Asset Securities Corp. Trust
4.032% due 04/15/2027 •		5	5
5.750% due 04/25/2035		1,291	701

SunTrust Adjustable Rate Mortgage Loan Trust
5.454% due 10/25/2037 •		354	276
5.986% due 02/25/2037 •		134	116
6.240% due 04/25/2037 •		124	60
6.974% due 01/25/2037 ~		1,024	644

SunTrust Alternative Loan Trust
5.085% due 12/25/2035 •		869	750
5.750% due 12/25/2035		571	513
6.000% due 04/25/2036		347	122

TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ		455	106
6.470% due 09/25/2036 þ		5,583	131
6.500% due 07/25/2036		4,587	1,021
6.515% due 07/25/2037 þ		716	266

Thornburg Mortgage Securities Trust
4.585% due 09/25/2037 ~		448	444
5.135% due 12/25/2033 •		100	97
5.777% due 10/25/2046 •		18,555	17,625
5.808% due 10/25/2043 •		128	118
5.989% due 06/25/2047 ~		5,629	5,445
5.989% due 06/25/2047 •		3,536	3,127
6.014% due 07/25/2036 •		18,213	14,723
6.039% due 03/25/2037 ~		4,727	3,360
6.057% due 09/25/2047 •		11,174	7,605

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		807	771
2.900% due 10/25/2059 ~		6,739	6,433
4.509% due 02/25/2055 •		7,648	7,358

Trinity Square PLC
5.470% due 07/15/2059 ~	GBP	25,022	32,392

TTAN
5.284% due 03/15/2038 •		$695	693

UBS Commercial Mortgage Trust
4.241% due 06/15/2051 •		7,000	6,862
4.296% due 08/15/2051		5,975	5,865
4.313% due 05/15/2051		10,000	9,778
4.334% due 10/15/2051		17,486	17,026

UWM Mortgage Trust
2.500% due 11/25/2051 •		179,194	146,980
2.500% due 11/25/2051 ~		8,558	7,598
2.500% due 12/25/2051 •		79,061	64,554
3.000% due 01/25/2052 ~		57,125	48,717
5.000% due 11/25/2051 •		1,905	1,777

VASA Trust
5.334% due 07/15/2039 ~		7,550	7,338

Verus Securitization Trust
4.260% due 02/25/2067 þ		818	781
5.811% due 05/25/2068 þ		613	614
5.850% due 12/25/2067 þ		7,381	7,382
5.999% due 02/25/2068 þ		3,744	3,754
6.193% due 03/25/2068 þ		3,653	3,666
6.443% due 08/25/2068 þ		5,798	5,852
6.665% due 09/25/2068 þ		9,608	9,708
7.070% due 10/25/2068 þ		8,470	8,640

Visio Trust
6.598% due 10/25/2058 þ		4,553	4,603

Wachovia Mortgage Loan Trust LLC
4.210% due 08/20/2035 •		382	356
7.507% due 10/20/2035 ~		90	87

WaMu Mortgage Pass-Through Certificates Trust
3.727% due 04/25/2037 •		1,258	1,145
3.878% due 05/25/2037 •		563	485
3.981% due 03/25/2036 •		7,329	6,365
4.091% due 02/25/2037 •		226	192

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	25

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.092% due 12/25/2046 •		$3,807	$3,412
4.142% due 12/25/2036 ~		4,433	3,940
4.218% due 11/25/2036 •		10	9
4.274% due 02/25/2037 ~		6,172	5,512
4.313% due 12/25/2036 •		3,710	3,357
4.354% due 04/25/2037 ~		343	313
4.356% due 12/25/2036 •		31	28
4.362% due 02/25/2037 ~		2,929	2,695
4.422% due 05/25/2037 •		35	29
4.483% due 04/25/2035 •		1,014	984
4.541% due 02/25/2037 •		2,228	1,984
4.584% due 08/25/2036 •		499	447
4.720% due 12/25/2035 •		3,757	3,442
4.727% due 01/25/2036 •		1,860	1,837
4.731% due 05/25/2046 ~		154	133
4.834% due 09/25/2036 •		2,085	1,788
4.975% due 12/25/2045 •		150	150
5.005% due 10/25/2035 •		234	214
5.015% due 07/25/2045 •		110	108
5.043% due 07/25/2037 ~		137	122
5.080% due 03/25/2035 ~		419	419
5.081% due 08/25/2036 •		66	61
5.081% due 08/25/2046 •		3,452	3,129
5.131% due 12/25/2035 ~		399	369
5.158% due 03/25/2037 ~		6,884	6,343
5.164% due 08/25/2036 •		4,826	4,612
5.175% due 11/25/2034 ~		258	247
5.178% due 09/25/2035 •		4,603	4,276
5.255% due 11/25/2045 •		121	114
5.255% due 12/25/2045 •		94	86
5.395% due 04/25/2047 •		4,197	3,798
5.405% due 05/25/2047 ~		6,126	5,348
5.415% due 11/25/2034 •		125	119
5.433% due 07/25/2047 •		1,722	1,461
5.635% due 08/25/2046 •		49	45
5.717% due 05/25/2035 •		5,756	5,707
6.008% due 08/25/2034 •		76	75
6.035% due 06/25/2042 •		109	101
6.135% due 10/25/2046 •		3,931	3,671
6.343% due 01/25/2033 ~		40	39
6.555% due 09/25/2033 •		192	192
6.790% due 09/25/2033 •		9	9

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	4	19,042
5.431% due 12/21/2049 •		63,968	82,788
6.108% due 12/21/2049 •		23,296	30,183
6.608% due 12/21/2049 •		11,648	14,986
7.108% due 12/21/2049 •		6,656	8,528
7.608% due 12/21/2049 •		6,656	8,452

Washington Mutual Mortgage Pass-Through Certificates Trust
3.928% due 09/25/2036 þ		$2,777	746
4.755% due 02/25/2037 •		6,206	4,784
4.830% due 06/25/2033 •		598	506
4.885% due 04/25/2035 ~		3,195	2,652
5.370% due 05/25/2033 •		83	84
5.500% due 11/25/2035		320	293
5.500% due 06/25/2037		463	446
5.605% due 05/25/2046 •		1,969	1,715
6.000% due 04/25/2036		997	862
6.768% due 07/25/2036 þ		1,106	248
6.949% due 07/25/2036 þ		1,890	424

Wells Fargo Alternative Loan Trust
7.125% due 07/25/2037 ~		418	387

Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		9,400	8,533
3.311% due 06/15/2052		8,800	8,154
3.472% due 11/15/2050		10,070	9,736
3.615% due 12/15/2049		3,224	3,190
3.749% due 06/15/2036 ~		500	459
3.862% due 12/15/2039		41,000	38,853
4.023% due 03/15/2052		33,712	32,804
4.442% due 09/15/2061		4,000	3,959

Wells Fargo Mortgage-Backed Securities Trust
6.154% due 04/25/2036 •		479	472
6.353% due 03/25/2036 ~		21	21
7.305% due 07/25/2034 •		2	2

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Worldwide Plaza Trust
3.526% due 11/10/2036		$6,280	$4,342

Total Non-Agency Mortgage-Backed Securities (Cost $9,857,028)			9,173,710

ASSET-BACKED SECURITIES 9.0%

AUTOMOBILE ABS OTHER 0.0%

GM Financial Consumer Automobile Receivables Trust
4.817% due 09/16/2026 ~		1,373	1,373

Hyundai Auto Receivables Trust
4.829% due 05/15/2026 ~		1,109	1,109

			2,482

AUTOMOBILE SEQUENTIAL 0.3%

Ally Auto Receivables Trust
5.760% due 11/15/2026		665	665

Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029		20,700	21,064

BMW Vehicle Lease Trust
5.990% due 09/25/2026		6,888	6,922

CarMax Auto Owner Trust
5.720% due 11/16/2026		1,020	1,022

Drive Auto Receivables Trust
5.830% due 12/15/2026		802	802

Enterprise Fleet Financing LLC
5.740% due 12/20/2026		14,164	14,248

First Investors Auto Owner Trust
6.440% due 10/16/2028		4,321	4,369

Flagship Credit Auto Trust
4.030% due 12/15/2026		1,153	1,153

GM Financial Consumer Automobile Receivables Trust
5.740% due 09/16/2026		3,364	3,366

Hertz Vehicle Financing LLC
3.730% due 09/25/2026		14,900	14,857
3.890% due 09/25/2028		31,800	31,113

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		621	622

Hyundai Auto Receivables Trust
5.770% due 05/15/2026		2,311	2,311

Oscar U.S. Funding LLC
2.820% due 04/10/2029		4,909	4,827

Santander Drive Auto Receivables Trust
6.310% due 07/15/2027		1,237	1,237

Toyota Auto Loan Extended Note Trust
4.930% due 06/25/2036		9,400	9,558

			118,136

CASINO SERVICES 0.1%

Gateway Casinos & Entertainment Ltd.
0.000% due 03/12/2038 «	CAD	87,719	55,652

CMBS OTHER 2.1%

ACREC Ltd.
5.581% due 10/16/2036 •		$10,016	10,004

Arbor Realty Commercial Real Estate Notes Ltd.
5.784% due 11/15/2036 •		55,619	55,702
5.799% due 01/15/2037 •		82,731	82,854

AREIT Trust
5.514% due 11/17/2038 ~		2,098	2,087
5.597% due 01/20/2037 •		8,419	8,383
6.561% due 06/17/2039 ~		32,144	32,211

BDS Ltd.
5.781% due 12/16/2036 ~		10,311	10,320
6.117% due 03/19/2039 •		50,220	50,234
6.453% due 08/19/2038 ~		853	853

Brightspire Capital Ltd.
5.581% due 08/19/2038 ~		3,683	3,677

BSPDF Issuer Ltd.
5.634% due 10/15/2036 ~		637	638

BSPRT Issuer Ltd.
5.754% due 12/15/2038 •		525	526

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.615% due 07/15/2039 •	$34,989	$35,096

Fortress Credit Investments Ltd.
6.192% due 02/23/2039 •	19,542	19,165

FS Rialto Issuer LLC
6.245% due 01/19/2039 ~	23,661	23,694

GPMT Ltd.
5.931% due 07/16/2035 ~	10,533	10,473

HGI CRE CLO Ltd.
6.049% due 04/20/2037 ~	21,041	20,896

KREF Ltd.
5.767% due 02/17/2039 •	55,487	55,380

LCCM Trust
5.884% due 11/15/2038 •	9,151	9,235

LoanCore Issuer Ltd.
5.734% due 07/15/2036 •	1,452	1,450
5.734% due 11/15/2038 ~	37,250	37,298
5.899% due 01/17/2037 •	88,336	88,234

Lument Finance Trust, Inc.
5.604% due 06/15/2039 •	34,388	34,412

M360 Ltd.
5.934% due 11/22/2038 ~	7,531	7,422

MF1 LLC
6.467% due 06/19/2037 ~	27,882	27,873
6.952% due 09/17/2037 •	23,310	23,325

MF1 Ltd.
5.511% due 10/16/2036 ~	33,150	33,090
5.531% due 07/16/2036 •	2,004	2,004
5.667% due 02/19/2037 •	21,716	21,717
6.134% due 12/15/2035 •	15,540	15,549

MF1 Multifamily Housing Mortgage Loan Trust
5.284% due 07/15/2036 ~	3,028	3,024

PFP Ltd.
6.595% due 08/19/2035 •	6,227	6,236

Ready Capital Mortgage Financing LLC
6.787% due 06/25/2037 •	5,682	5,700
6.872% due 10/25/2039 •	1,739	1,751

Starwood Commercial Mortgage Trust
5.631% due 04/18/2038 ~	59,066	58,636
5.699% due 11/15/2038 ~	93,985	93,827

TPG Real Estate Finance Issuer Ltd.
5.634% due 03/15/2038 •	17,919	17,900
5.969% due 02/15/2039 •	48,850	48,704

		959,580

HOME EQUITY OTHER 1.6%

Aames Mortgage Investment Trust
5.215% due 10/25/2035 •	801	795

ABFC Trust
5.295% due 12/25/2030 ~	386	381
5.485% due 03/25/2034 ~	1,078	1,048
5.530% due 05/25/2032 ~	127	133

Accredited Mortgage Loan Trust
5.305% due 01/25/2035 •	332	330

ACE Securities Corp. Home Equity Loan Trust
4.555% due 10/25/2036 ~	8	3
4.655% due 12/25/2036 •	5,121	1,305
4.755% due 08/25/2036 ~	4,540	1,044
4.835% due 12/25/2036 •	19,744	5,032
4.875% due 08/25/2036 •	5,834	1,340
5.095% due 11/25/2035 •	933	999
5.260% due 12/25/2045 •	2,768	2,101
5.365% due 02/25/2036 •	1,032	963
5.410% due 11/25/2033 •	892	892
5.410% due 12/25/2034 ~	175	163

Aegis Asset-Backed Securities Trust
5.080% due 12/25/2035 •	2,479	2,327
5.155% due 06/25/2035 ~	1,463	1,395

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.764% due 05/25/2034 þ	686	660
5.305% due 07/25/2034 ~	31	31
7.810% due 11/25/2032 ~	1,711	1,774

Argent Securities Trust
4.545% due 09/25/2036 •	3,806	1,226

26	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.585% due 09/25/2036 •	$19,652	$6,331
4.735% due 06/25/2036 •	17,285	4,703
4.815% due 03/25/2036 •	5,252	2,901
4.975% due 05/25/2036 •	21,777	5,256

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.075% due 01/25/2036 •	7,675	7,017
5.560% due 11/25/2034 •	1,144	1,142

Asset-Backed Securities Corp. Home Equity Loan Trust
4.515% due 05/25/2037 ~	142	100
5.195% due 10/25/2034 •	1	1
5.784% due 04/15/2033 •	458	457
7.659% due 08/15/2032 ~	3,007	2,868

Bear Stearns Asset-Backed Securities Trust
4.775% due 12/25/2036 •	1,954	1,859
5.235% due 10/27/2032 ~	135	135
5.435% due 11/25/2042 ~	49	49
5.485% due 08/25/2037 •	3,617	3,209
6.048% due 06/25/2035 •	7,306	7,291
6.673% due 06/25/2043 •	182	184

Carrington Mortgage Loan Trust
4.595% due 10/25/2036 •	2,856	2,201
4.685% due 10/25/2036 •	3,346	2,578
4.695% due 02/25/2037 •	30,195	28,766

CDC Mortgage Capital Trust
5.230% due 07/25/2034 ~	253	296

Chase Funding Trust
4.995% due 02/25/2033 ~	23	23
5.075% due 08/25/2032 ~	393	388
5.095% due 11/25/2032 •	1	1

CIT Group Home Equity Loan Trust
5.485% due 09/25/2030 ~	183	183

Citigroup Mortgage Loan Trust
4.210% due 10/25/2037 þ	1,374	1,321
4.605% due 07/25/2045 •	6,197	4,300
4.625% due 05/25/2037 •	8,084	5,380
4.695% due 07/25/2045 •	2,885	2,002
4.705% due 05/25/2037 •	2,969	2,944
4.755% due 12/25/2036 •	7,519	4,119
4.935% due 08/25/2036 •	8,645	8,565
5.170% due 09/25/2035 •	1,321	1,313
7.264% due 01/25/2037 þ	778	331

Countrywide Asset-Backed Certificates Trust
3.555% due 03/25/2036 •	909	897
3.873% due 04/25/2035 ~	687	676
4.400% due 10/25/2032 ~	202	220
4.575% due 07/25/2037 ~	144	143
4.575% due 08/25/2037 ~	9,304	8,535
4.665% due 10/25/2047 •	499	495
4.689% due 01/25/2037 •	24	24
4.715% due 02/25/2037 ~	4,109	3,792
4.715% due 03/25/2037 •	1,245	1,216
4.795% due 11/25/2047 ~	1,238	1,180
4.835% due 08/25/2034 ~	301	294
4.875% due 09/25/2037 •	928	962
4.875% due 09/25/2047 ~	8,915	8,882
4.935% due 10/25/2034 ~	1,156	1,118
5.020% due 06/25/2036 ~	2,199	2,163
5.115% due 12/25/2036 •	303	245
5.125% due 05/25/2036 •	169	169
5.175% due 12/25/2034 •	1,154	1,131
5.335% due 11/25/2034 •	197	193
5.395% due 02/25/2036 •	4,994	4,868
5.583% due 08/25/2035 •	17,821	17,228

Credit Suisse First Boston Mortgage Securities Corp.
4.179% due 08/25/2032 •	1,082	1,031

Credit-Based Asset Servicing & Securitization LLC
4.554% due 07/25/2037 ~	208	137
6.780% due 05/25/2035 þ	658	606

Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.274% due 03/25/2037 þ	4,266	1,475

Credit-Based Asset Servicing & Securitization Trust
3.341% due 04/25/2037 ~	631	363
4.555% due 11/25/2036 ~	76	34
4.735% due 11/25/2036 ~	7,362	3,326

Delta Funding Home Equity Loan Trust
5.254% due 09/15/2029 ~	78	76

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EMC Mortgage Loan Trust
5.175% due 05/25/2040 ~	$10	$10

EquiFirst Mortgage Loan Trust
5.185% due 01/25/2034 ~	8	8

Fieldstone Mortgage Investment Trust
4.754% due 11/25/2036 ~	7,674	4,727
4.815% due 05/25/2036 ~	5,502	4,063

Finance America Mortgage Loan Trust
5.335% due 08/25/2034 ~	115	107

First NLC Trust
3.873% due 05/25/2035 ~	917	814
4.575% due 08/25/2037 ~	2,262	1,129
4.715% due 08/25/2037 ~	2,347	1,172

Fremont Home Loan Trust
4.495% due 01/25/2037 •	26	12
4.535% due 08/25/2036 ~	338	106
4.565% due 11/25/2036 ~	35,334	12,503
4.585% due 01/25/2037 ~	11,364	5,155
4.595% due 08/25/2036 ~	6,925	2,176
4.775% due 02/25/2037 ~	41,329	13,075
4.915% due 02/25/2037 ~	15,695	4,998
4.935% due 05/25/2036 ~	9,686	6,142
4.975% due 04/25/2036 ~	2,716	2,461
5.095% due 01/25/2036 ~	6,412	6,172
5.365% due 07/25/2034 ~	19	20
5.500% due 06/25/2035 ~	2,789	2,711

GE-WMC Mortgage Securities Trust
4.515% due 08/25/2036 ~	5	2

GMAC Mortgage Corp. Loan Trust
7.000% due 09/25/2037 ~	6	6

GSAA Home Equity Trust
4.471% due 03/25/2036 ~	3,974	1,646
4.575% due 03/25/2036 ~	38	12
4.635% due 03/25/2037 ~	498	138
4.675% due 04/25/2047 ~	961	900
4.675% due 05/25/2047 ~	2,522	1,464
4.775% due 09/25/2036 ~	8,186	1,850
4.795% due 05/25/2036 ~	13,453	2,879
4.795% due 07/25/2037 •	299	290
5.035% due 03/25/2037 •	1,750	700
5.035% due 05/25/2047 •	141	86
5.335% due 08/25/2037 ~	273	268

GSAMP Trust
4.525% due 01/25/2037 ~	2,495	1,495
4.555% due 12/25/2036 ~	5,096	2,518
4.615% due 11/25/2035 ~	351	26
4.915% due 06/25/2036 ~	3,326	1,836
4.915% due 08/25/2036 ~	1,340	1,083
4.975% due 04/25/2036 ~	2,984	1,994
5.755% due 12/25/2034 •	820	718
6.085% due 10/25/2034 •	120	123
6.310% due 03/25/2034 ~	1,779	1,478

Home Equity Asset Trust
5.035% due 11/25/2032 •	154	142
5.530% due 05/25/2035 ~	408	405

Home Equity Loan Trust
4.665% due 04/25/2037 ~	2,677	2,577

HSI Asset Loan Obligation Trust
4.555% due 12/25/2036 •	89	26

HSI Asset Securitization Corp. Trust
4.535% due 10/25/2036 •	133	45
4.655% due 12/25/2036 •	473	120
4.775% due 12/25/2036 •	4,312	1,048
5.215% due 11/25/2035 ~	1,799	1,665

IMC Home Equity Loan Trust
5.690% due 07/25/2026 •	2	2

Indymac Home Equity Loan Asset-Backed Trust
4.708% due 10/25/2033 •	33	33

IndyMac Residential Asset Backed Trust
4.555% due 04/25/2037 ~	864	609
4.645% due 04/25/2037 ~	2,777	1,958

JP Morgan Mortgage Acquisition Corp.
3.045% due 10/25/2035 •	1,050	1,032
4.595% due 08/25/2036 ~	185	81
4.655% due 08/25/2036 ~	19	15
4.675% due 08/25/2036 •	103	103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.755% due 07/25/2036 •	$4,993	$1,367
6.337% due 08/25/2036 þ	1,515	903

Lehman ABS Mortgage Loan Trust
4.525% due 06/25/2037 ~	4,422	2,931
4.635% due 06/25/2037 •	2,387	1,583

Long Beach Mortgage Loan Trust
4.755% due 12/25/2036 •	17,185	11,700
4.795% due 03/25/2046 •	1,522	1,184
4.955% due 08/25/2045 ~	3,870	3,791
4.995% due 10/25/2034 ~	10	10
5.485% due 06/25/2035 •	4,736	4,632
5.710% due 02/25/2035 ~	2,363	2,315

MASTR Asset-Backed Securities Trust
4.535% due 01/25/2037 •	82	23
4.735% due 08/25/2036 •	3,961	1,457
4.915% due 03/25/2036 ~	4,864	2,908
4.915% due 10/25/2036 •	4,205	3,749
5.185% due 10/25/2035 ~	6,367	6,077
5.365% due 06/25/2035 •	650	686
5.971% due 11/25/2035 þ	96	70
6.219% due 02/25/2036 þ	170	144

Merrill Lynch First Franklin Mortgage Loan Trust
4.775% due 04/25/2037 •	2,101	807

Merrill Lynch Mortgage Investors Trust
4.555% due 11/25/2037 •	1,432	458
4.591% due 11/25/2037 ~	10,203	3,281
4.655% due 08/25/2037 ~	7,121	3,498
4.675% due 02/25/2037 ~	849	240
4.735% due 08/25/2037 •	29,823	14,649
4.915% due 08/25/2037 •	1,491	732
4.955% due 03/25/2037 ~	22,832	21,190
4.955% due 04/25/2037 •	2,237	1,072
5.075% due 03/25/2037 •	6,123	5,684
5.335% due 02/25/2047 •	13,457	7,888

Morgan Stanley ABS Capital, Inc. Trust
4.495% due 12/25/2036 •	2,426	1,228
4.495% due 05/25/2037 •	751	675
4.525% due 01/25/2037 •	4,710	2,145
4.535% due 07/25/2036 ~	126	46
4.535% due 11/25/2036 •	1,184	668
4.545% due 03/25/2037 •	5,592	2,378
4.575% due 11/25/2036 •	11,966	5,731
4.575% due 05/25/2037 •	3,272	2,508
4.585% due 10/25/2036 ~	11,306	5,882
4.585% due 11/25/2036 •	13,095	7,391
4.585% due 12/25/2036 •	1,677	849
4.615% due 03/25/2037 •	21,545	9,163
4.635% due 02/25/2037 ~	1,795	781
4.650% due 03/25/2037 •	8,551	3,377
4.665% due 10/25/2036 •	1,352	704
4.665% due 11/25/2036 ~	11,786	6,652
4.685% due 12/25/2036 •	7,276	3,681
4.685% due 05/25/2037 •	1,347	1,210
4.695% due 02/25/2037 ~	760	331
4.735% due 06/25/2036 •	5,549	2,797
4.735% due 09/25/2036 •	14,800	5,130
4.755% due 09/25/2036 •	9,011	3,961
4.775% due 03/25/2037 •	2,779	1,182
4.795% due 02/25/2037 ~	3,641	1,162
4.935% due 08/25/2036 •	13,036	6,503
5.170% due 07/25/2035 •	3,295	3,223
5.365% due 11/25/2034 •	215	208
5.435% due 03/25/2033 •	390	381

Morgan Stanley Dean Witter Capital, Inc. Trust
5.710% due 09/25/2032 •	287	285
5.785% due 02/25/2033 •	260	272

Morgan Stanley Home Equity Loan Trust
4.535% due 12/25/2036 ~	12,894	6,171
4.755% due 04/25/2036 •	3,990	2,782

Morgan Stanley IXIS Real Estate Capital Trust
4.485% due 11/25/2036 •	5	2
4.735% due 07/25/2036 •	7,834	3,104
4.895% due 07/25/2036 •	24,024	9,519

Morgan Stanley Mortgage Loan Trust
4.595% due 11/25/2036 ~	3,174	920
5.750% due 04/25/2037 ~	540	264
5.940% due 11/25/2036 •	1,585	586
6.000% due 02/25/2037 •	332	185

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	27

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.077% due 10/25/2046 þ	$2,350	$567
6.226% due 10/25/2036 þ	987	274

New Century Home Equity Loan Trust
5.110% due 03/25/2035 ~	106	114
5.155% due 10/25/2035 •	586	574
5.215% due 03/25/2035 •	509	505
5.320% due 05/25/2034 ~	503	504
7.435% due 01/25/2033 ~	1,091	921

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.095% due 10/25/2036 ~	20,078	4,446
5.235% due 02/25/2037 •	1,745	481
6.532% due 10/25/2036 þ	2,596	546

NovaStar Mortgage Funding Trust
4.635% due 01/25/2037 ~	3,457	1,150
4.735% due 06/25/2036 ~	1,581	1,153
4.735% due 09/25/2036 ~	12,336	4,851
4.735% due 03/25/2037 •	3,563	1,191
4.775% due 11/25/2036 •	8,006	2,434
4.795% due 03/25/2037 •	2,949	986
4.855% due 01/25/2037 ~	15,550	5,172
4.935% due 10/25/2036 ~	4,158	1,855
5.145% due 12/25/2033 ~	166	165
5.260% due 06/25/2034 •	7	7
6.310% due 03/25/2035 •	3,222	3,188

Option One Mortgage Loan Trust
4.535% due 01/25/2037 •	8,063	4,721
4.575% due 01/25/2037 ~	18,149	10,627
4.605% due 05/25/2037 ~	3,183	1,700
4.615% due 04/25/2037 ~	5,931	2,954
4.655% due 01/25/2037 ~	6,825	3,996
4.655% due 04/25/2037 ~	14,955	10,266
4.675% due 04/25/2037 ~	2,404	1,360
4.685% due 03/25/2037 ~	1,105	552
4.685% due 07/25/2037 •	2,268	1,448
4.715% due 02/25/2037 ~	6,952	3,278
4.765% due 04/25/2037 •	1,925	935
4.975% due 01/25/2036 •	6,595	6,185

Option One Mortgage Loan Trust Asset-Backed Certificates
5.125% due 11/25/2035 •	9,620	9,246
5.290% due 10/25/2032 •	975	1,110

Ownit Mortgage Loan Trust
5.335% due 10/25/2036 •	1,670	1,602

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.235% due 12/25/2034 ~	10,529	10,499

People’s Choice Home Loan Securities Trust
5.115% due 12/25/2035 •	375	368
5.380% due 05/25/2035 •	2,489	2,330
5.785% due 01/25/2035 •	592	575

People’s Financial Realty Mortgage Securities Trust
4.575% due 09/25/2036 ~	17,586	4,369

Popular ABS Mortgage Pass-Through Trust
4.645% due 01/25/2037 ~	2,497	2,397

RAAC Trust
5.135% due 11/25/2046 •	5,426	4,958

Renaissance Home Equity Loan Trust
3.991% due 08/25/2033 •	35	32
5.135% due 08/25/2032 ~	104	100
5.155% due 11/25/2034 •	188	164
5.893% due 06/25/2037 þ	8,030	2,092
5.906% due 06/25/2037 þ	8,997	2,350

Residential Asset Mortgage Products Trust
5.005% due 01/25/2036 •	1,362	1,342

Residential Asset Securities Corp. Trust
4.675% due 10/25/2036 •	978	968
4.695% due 11/25/2036 •	3,596	3,327
4.775% due 11/25/2036 •	1,331	1,240
4.870% due 06/25/2036 •	11,512	11,339
4.995% due 04/25/2036 ~	602	601
5.015% due 06/25/2033 •	646	616
5.050% due 03/25/2036 ~	1,200	1,172
5.530% due 03/25/2035 ~	2,286	2,283

Securitized Asset-Backed Receivables LLC Trust
4.555% due 12/25/2036 •	223	48
4.565% due 05/25/2037 ~	375	285

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.755% due 07/25/2036 ~	$2,137	$700
4.915% due 07/25/2036 •	2,748	900

SG Mortgage Securities Trust
4.735% due 10/25/2036 •	8,891	8,316

Soundview Home Loan Trust
4.615% due 08/25/2037 ~	399	392
4.655% due 01/25/2037 ~	2,405	1,745
4.755% due 01/25/2037 •	2,296	1,666
4.795% due 02/25/2037 ~	7,676	2,061
4.955% due 02/25/2037 •	9,905	2,666
4.995% due 05/25/2036 ~	1,660	1,615

Structured Asset Investment Loan Trust
4.585% due 09/25/2036 ~	1,057	1,048
4.735% due 06/25/2036 ~	177	170
5.035% due 01/25/2036 ~	970	954
5.335% due 05/25/2035 ~	3,623	3,562
5.365% due 09/25/2034 ~	58	51
5.365% due 01/25/2035 •	9,943	9,763
5.434% due 09/25/2034 ~	145	148
5.560% due 01/25/2035 ~	3,957	3,420
5.635% due 12/25/2034 ~	753	752
5.815% due 04/25/2033 ~	129	131
6.010% due 01/25/2035 •	4,313	3,552
6.160% due 01/25/2035 ~	3,998	2,036

Structured Asset Securities Corp. Mortgage Loan Trust
4.615% due 01/25/2037 ~	2,190	1,284
4.665% due 01/25/2037 •	16,106	9,188
4.705% due 04/25/2036 •	5,050	4,969
4.881% due 12/25/2034 ~	589	584
5.335% due 05/25/2037 •	1,325	1,296
6.435% due 08/25/2037 ~	680	678

WaMu Asset-Backed Certificates WaMu Trust
4.685% due 04/25/2037 •	9,438	3,447
4.735% due 01/25/2037 •	11,491	5,192

Washington Mutual Asset-Backed Certificates Trust
4.343% due 10/25/2036 •	1,298	448

		718,888

HOME EQUITY SEQUENTIAL 0.0%

JP Morgan Mortgage Acquisition Corp.
4.407% due 07/25/2036 •	1,342	1,328
4.695% due 03/25/2037 ~	1,406	1,388

Morgan Stanley Mortgage Loan Trust
4.675% due 04/25/2037 ~	4,568	1,216
4.895% due 02/25/2037 ~	414	85
5.155% due 04/25/2037 •	2,213	589

Saxon Asset Securities Trust
4.775% due 10/25/2046 •	3,513	3,436

		8,042

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Conseco Finance Securitizations Corp.
7.490% due 07/01/2031 þ	77	78

WHOLE LOAN COLLATERAL 0.1%

Bear Stearns Asset-Backed Securities Trust
5.279% due 07/25/2036 •	3	2
5.358% due 10/25/2036 ~	576	257

Citigroup Mortgage Loan Trust
6.851% due 05/25/2036 þ	2,000	728

First Franklin Mortgage Loan Trust
4.745% due 10/25/2036 ~	6,000	4,857
4.755% due 04/25/2036 ~	1,822	1,782
4.915% due 08/25/2036 ~	2,086	2,021
4.915% due 10/25/2036 ~	3,261	2,145
5.635% due 01/25/2035 ~	1,007	1,006
5.860% due 10/25/2034 •	510	513

GSAMP Trust
5.485% due 06/25/2034 ~	453	448

RAAC Trust
5.035% due 06/25/2044 ~	715	649

Residential Asset Mortgage Products Trust
4.785% due 10/25/2036 •	5,330	5,186
5.035% due 03/25/2036 •	3,968	3,916

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.075% due 01/25/2036 •		$2,181	$2,009
5.431% due 12/25/2034 ~		82	82

Securitized Asset-Backed Receivables LLC Trust
4.935% due 03/25/2036 ~		8,823	5,467
4.935% due 05/25/2036 •		9,072	4,678
5.395% due 01/25/2036 •		1,098	1,034

Specialty Underwriting & Residential Finance Trust
4.202% due 02/25/2037 þ		28,400	9,376
4.635% due 11/25/2037 •		361	196
4.735% due 11/25/2037 •		4,696	2,573
5.035% due 12/25/2036 ~		1,078	1,055
5.135% due 03/25/2037 ~		1,715	874
5.335% due 06/25/2036 •		10,065	9,649
5.410% due 12/25/2035 •		421	418

			60,921

OTHER ABS 4.8%

ACAS CLO Ltd.
5.445% due 10/18/2028 ~		769	769

Anchorage Capital CLO Ltd.
5.730% due 04/22/2034 ~		20,000	20,014

Apidos CLO
5.505% due 10/20/2030 ~		879	880
5.565% due 04/20/2031 ~		583	583

Ares European CLO DAC
3.594% due 04/20/2032 •	EUR	16,093	17,405

Atlas Senior Loan Fund Ltd.
5.632% due 04/22/2031 •		$1,215	1,214

Bain Capital Euro CLO DAC
3.484% due 01/20/2032 •	EUR	13,372	14,467

Birch Grove CLO Ltd.
5.893% due 07/17/2037 ~		$27,450	27,471

Black Diamond CLO DAC
3.536% due 05/15/2032 •	EUR	5,167	5,593
3.604% due 01/20/2032 •		205	222

Blackrock European CLO DAC
3.405% due 10/15/2031 •		13,924	15,046

BlueMountain CLO Ltd.
5.490% due 10/25/2030 ~		$13,871	13,876

BlueMountain EUR CLO Ltd.
3.695% due 01/15/2033 •	EUR	10,144	10,974

BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		292	310
3.505% due 01/15/2031 •		10,811	11,693

BNPP AM Euro CLO DAC
3.385% due 04/15/2031 •		3,096	3,345
3.497% due 07/22/2032 •		17,313	18,704

Cairn CLO DAC
3.565% due 10/15/2031 •		22,119	23,929

Capital Four U.S. CLO Ltd.
6.193% due 01/20/2037 •		$38,800	38,974

Carlyle Global Market Strategies CLO Ltd.
5.530% due 08/14/2030 •		672	672
5.534% due 04/17/2031 ~		1,146	1,147

Carlyle Global Market Strategies Euro CLO DAC
3.306% (EUR003M + 0.750%) due 11/15/2031 ~	EUR	15,645	16,923
3.485% due 01/15/2031 •		22,939	24,682

Carlyle U.S. CLO Ltd.
5.452% due 10/15/2031 ~		$5,351	5,351

Carval CLO Ltd.
5.538% due 07/16/2031 •		8,452	8,457

Catamaran CLO Ltd.
5.652% due 04/22/2030 •		3,654	3,655

CBAM Ltd.
5.932% due 07/15/2037 •		39,000	39,058

CIFC Funding Ltd.
5.505% due 04/20/2030 ~		305	305
5.508% due 10/24/2030 ~		17,917	17,936

Commonbond Student Loan Trust
2.550% due 05/25/2041		1,211	1,141

Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «(g)		70,300	40,664
0.000% due 11/25/2054 «(g)		11,030	5,612

28	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.150% due 11/25/2054		$35,672	$35,778
5.350% due 11/25/2054		42,022	42,496
5.450% due 11/25/2054		10,776	10,886
5.750% due 11/25/2054		5,381	5,439
6.250% due 11/25/2053		83,323	83,839
6.400% due 11/25/2053		179,510	186,149
6.600% due 11/25/2054		6,945	7,012
6.950% due 11/25/2053		47,030	48,487
7.400% due 11/25/2053		47,030	48,662
8.750% due 11/25/2054		4,039	4,073
9.100% due 11/25/2053		27,459	28,598
9.350% due 11/25/2053		25,480	25,700

Crestline Denali CLO Ltd.
5.585% due 04/20/2030 ~		4,786	4,788

CVC Cordatus Loan Fund DAC
3.131% due 09/15/2031 •	EUR	4,016	4,339
3.336% due 08/15/2032 •		1,053	1,139
3.435% due 10/15/2031 •		33,310	36,025

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049		$1,100	1,043

Dryden Euro CLO DAC
3.416% due 05/15/2034 •	EUR	18,182	19,641
3.445% due 04/15/2033 •		29,019	31,362

Dryden Senior Loan Fund
5.443% due 10/19/2029 ~		$1,372	1,373

Elevation CLO Ltd.
5.512% due 10/25/2030 •		3,819	3,818

Euro-Galaxy CLO DAC
3.291% due 04/24/2034 •	EUR	26,491	28,614

Galaxy CLO Ltd.
5.534% due 10/15/2030 •		$7,386	7,390

GoldenTree Loan Management U.S. CLO Ltd.
5.447% due 04/24/2031 •		21,715	21,709

Golub Capital Partners Static Ltd.
5.523% due 04/20/2033 •		8,463	8,462

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		7,286	5,690
4.000% due 04/20/2049		14,597	12,180

Harvest CLO DAC
1.040% due 07/15/2031	EUR	2,633	2,754
3.424% due 10/20/2031 •		27,581	29,817
3.425% due 10/15/2031 •		18,550	20,048
3.545% due 07/15/2031 •		23,216	25,115
3.635% due 01/15/2032 •		10,954	11,842

Invesco CLO Ltd.
5.684% due 07/15/2034 •		$15,625	15,635

Jamestown CLO Ltd.
5.649% due 07/14/2031 •		1,496	1,495

Jubilee CLO DAC
3.435% due 04/15/2031 •	EUR	31,071	33,392

KKR CLO Ltd.
5.495% due 07/18/2030 •		$4,296	4,298
5.514% due 07/15/2030 ~		11,097	11,105

Kubota Credit Owner Trust
5.610% due 07/15/2026		664	666

LCM Ltd.
5.393% due 07/20/2030 ~		1,221	1,222
5.555% due 07/20/2030 •		2,754	2,751
5.635% due 04/20/2031 •		12,744	12,742

Lendmark Funding Trust
1.900% due 11/20/2031		750	715

MacKay Shields Euro CLO DAC
3.674% due 10/20/2032 •	EUR	1,863	2,017

Madison Park Euro Funding DAC
3.585% due 07/15/2032 •		14,469	15,696

Magnetite Ltd.
5.452% due 10/15/2031 •		$6,744	6,749

Marble Point CLO Ltd.
5.735% due 12/18/2030 ~		815	815

Massachusetts Educational Financing Authority
5.768% due 04/25/2038 ~		309	309

MMAF Equipment Finance LLC
5.200% due 09/13/2027		3,037	3,049

Mosaic Solar Loan Trust
2.640% due 01/20/2053		16,616	14,537

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mountain View CLO LLC
5.609% due 01/16/2031 •		$531	$531

Mountain View CLO Ltd.
5.762% due 04/15/2034 ~		6,100	6,105

Navient Private Education Loan Trust
3.610% due 12/15/2059		1,241	1,234

Nelnet Student Loan Trust
6.544% due 02/20/2041 •		4,849	4,965
6.640% due 02/20/2041		5,328	5,514

Newark BSL CLO Ltd.
5.662% due 12/21/2029 ~		1,286	1,287

OAK Hill European Credit Partners DAC
3.474% due 01/20/2032 •	EUR	1,469	1,590
3.484% (EUR003M + 0.740%) due 10/20/2031 ~		32,941	35,547

OCP CLO Ltd.
5.675% due 07/20/2029 •		$122	122

OCP Euro CLO DAC
3.584% due 09/22/2034 •	EUR	30,046	32,480

Octagon Investment Partners Ltd.
5.443% due 10/20/2030 •		$4,879	4,880

OneMain Financial Issuance Trust
1.750% due 09/14/2035		1,096	1,061
5.110% due 06/16/2036 ~		2,249	2,249

OZLM Ltd.
5.493% due 10/20/2031 ~		5,519	5,523

Palmer Square European Loan Funding DAC
3.505% due 10/15/2031 •	EUR	5,469	5,916

Palmer Square Loan Funding Ltd.
5.355% due 07/20/2029 ~		$4,914	4,916

Performer Funding PLC
0.000% due 06/21/2035 (g)	GBP	27,414	16,927
6.464% due 06/21/2035 •		30,900	39,841
7.464% due 06/21/2035 •		21,700	28,172
8.464% (SONIO/N + 4.000%) due 06/21/2035 ~		14,400	19,000
9.964% due 06/21/2035 •		6,200	8,168
11.964% due 06/21/2035 •		9,300	12,250

Project Panama SPV LLC
7.870% due 12/23/2027 «•		$46,803	46,858

Rad CLO Ltd.
5.530% due 04/25/2032 •		7,361	7,367
5.678% due 07/24/2032 •		53,015	53,052

Romark CLO Ltd.
5.582% due 10/23/2030 •		14,587	14,598

Segovia European CLO DAC
3.624% due 07/20/2032 •	EUR	24,693	26,721

Shackleton CLO Ltd.
5.664% due 05/07/2031 •		$400	401

SLC Student Loan Trust
5.545% due 06/15/2040 •		1,330	1,320

SLM Student Loan Trust
5.148% due 04/25/2049		1,961	1,943
5.718% due 07/25/2049		184	183
6.518% due 04/27/2025		231	231

SMB Private Education Loan Trust
0.000% due 03/15/2052 «(g)		1,320	1,661
0.000% due 09/15/2053 (g)		1	362
3.940% due 02/16/2055		28,910	28,014
5.550% due 03/15/2052		13,079	13,434
5.647% due 03/15/2052 •		13,079	13,103
5.799% due 02/16/2055 ~		11,999	12,165
5.999% due 09/15/2053 ~		36,156	37,019
6.150% due 09/15/2053		22,273	23,443
6.250% due 03/15/2052		3,000	3,080
6.500% due 03/15/2052		1,100	1,145
6.930% due 09/15/2053		12,921	13,735
7.540% due 09/15/2053		2,644	2,787
8.290% due 03/15/2052		1,195	1,243
8.870% due 09/15/2053		5,450	5,841

SoFi Alternative Trust
4.546% due 05/16/2050 ~		47,566	45,589

SoFi Consumer Loan Program Trust
1.000% due 04/25/2034 «(c)		5,725	6,931
4.710% due 04/25/2034 «		35,688	35,719

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.840% due 04/25/2034 «(c)		$3,656	$3,659
5.160% due 04/25/2034 «		2,843	2,845
5.460% due 04/25/2034 «		2,088	2,090

SoFi Professional Loan Program LLC
3.020% due 02/25/2040		829	813

Sound Point CLO Ltd.
5.542% due 07/25/2030 •		4,195	4,193
5.662% due 07/26/2031 ~		2,862	2,863
5.675% due 01/21/2031 ~		238	238

Stonepeak ABS
2.301% due 02/28/2033		210	201

Sunrun Demeter Issuer
2.270% due 01/30/2057		35,467	30,857

Symphony CLO Ltd.
6.093% due 01/20/2037 ~		14,075	14,102

T-Mobile U.S. Trust
5.050% due 09/20/2029		21,200	21,387

Toro European CLO DAC
3.366% due 02/15/2034 •	EUR	18,766	20,181
3.709% due 01/12/2032 •		10,976	11,822

Triaxx Prime CDO Ltd.
0.506% due 10/02/2039 •		$2,660	24
5.220% due 10/02/2039 ^•(d)		13,598	119

Venture CLO Ltd.
5.545% due 07/20/2030 ~		4,398	4,397
5.575% due 09/07/2030 ~		20,781	20,789
5.605% due 07/20/2030 •		3,814	3,813
5.624% due 07/15/2031 ~		6,068	6,070
5.655% due 07/18/2031 •		1,029	1,029
5.685% due 04/20/2032 •		17,140	17,143

Vibrant CLO Ltd.
5.675% due 07/20/2032 •		22,667	22,678

Voya CLO Ltd.
5.514% due 04/17/2030 •		5,108	5,103
5.774% due 10/15/2030 ~		471	471

Wind River CLO Ltd.
5.704% due 01/15/2031 ~		1,224	1,225

			2,156,868

Total Asset-Backed Securities (Cost $4,320,366)			4,080,647

SOVEREIGN ISSUES 6.5%

Brazil Government International Bond
6.125% due 03/15/2034		15,700	15,302
7.125% due 05/13/2054		55,300	53,005

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (g)	BRL	2,672,000	436,943

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	67,100	49,389

Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030		$1,600	1,516

Israel Government International Bond
3.800% due 05/13/2060		47,500	30,545
5.375% due 03/12/2029		31,800	32,083
5.500% due 03/12/2034		27,000	26,892
5.750% due 03/12/2054		3,900	3,586

Ivory Coast Government International Bond
5.875% due 10/17/2031	EUR	20,800	21,125

Japan Government International Bond
2.000% due 12/20/2044	JPY	20,860,000	134,787
2.200% due 03/20/2064		9,406,000	55,751
2.300% due 12/20/2054		15,900,000	102,043

Korea Development Bank
3.000% due 01/13/2026		$2,600	2,570
5.062% due 10/23/2026 ~		7,450	7,501

Korea National Oil Corp.
4.875% due 04/03/2029		1,700	1,719

Mexico Government International Bond
4.000% due 08/24/2034 (h)	MXN	90,704	4,131
5.000% due 04/27/2051		$26,100	20,073

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	29

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 05/13/2030		$12,500	$12,765
6.000% due 05/07/2036		1,100	1,065
6.875% due 05/13/2037		11,400	11,692

New South Wales Treasury Corp.
2.750% due 11/20/2025 (h)	AUD	1,599	1,001

Paraguay Government International Bond
4.950% due 04/28/2031		$8,000	7,770

Peru Government International Bond
5.350% due 08/12/2040	PEN	6,400	1,446
5.940% due 02/12/2029		3,000	853
6.150% due 08/12/2032		323,630	88,506
6.950% due 08/12/2031		355,000	103,329
7.300% due 08/12/2033		353,300	101,567

Province of Alberta
2.050% due 08/17/2026		$6,000	5,835

Province of British Columbia
4.150% due 06/18/2034	CAD	31,300	22,723

Province of Ontario
3.650% due 06/02/2033		93,800	66,313

Province of Quebec
3.600% due 09/01/2033		172,400	121,093
4.450% due 09/01/2034		349,200	259,148

Qatar Government International Bond
4.400% due 04/16/2050		$46,200	39,700
5.103% due 04/23/2048		600	576

Republic of Poland Government International Bond
5.125% due 09/18/2034		5,300	5,259

Republic of South Africa Government International Bond
7.100% due 11/19/2036		4,100	3,979
8.500% due 01/31/2037	ZAR	720,900	32,702
8.875% due 02/28/2035		1,609,600	78,592
10.500% due 12/21/2026		5,965,100	336,759

Romania Government International Bond
2.000% due 01/28/2032	EUR	33,500	28,717
2.000% due 04/14/2033		5,190	4,182
3.000% due 02/27/2027		$5,240	5,043
3.624% due 05/26/2030	EUR	25,050	25,311
5.250% due 03/10/2030		12,000	13,080
5.250% due 05/30/2032		30,900	32,225
5.625% due 05/30/2037		29,200	28,842
6.250% due 09/10/2034		5,700	6,119

Saudi Government International Bond
3.375% due 03/05/2032		17,800	19,016
3.750% due 03/05/2037		22,200	23,119
4.750% due 01/18/2028		$34,700	34,900
4.750% due 01/16/2030		13,600	13,604
4.875% due 07/18/2033		12,100	11,963
5.000% due 01/16/2034		12,600	12,522
5.125% due 01/13/2028		37,900	38,378
5.375% due 01/13/2031		57,500	58,955

Serbia Government International Bond
1.000% due 09/23/2028	EUR	16,450	15,976
2.050% due 09/23/2036		15,500	12,218
3.125% due 05/15/2027		19,600	20,905

Turkey Government International Bond
7.625% due 05/15/2034		$20,500	20,685

United Kingdom Gilt
0.500% due 10/22/2061	GBP	16,400	5,836
4.375% due 07/31/2054		178,073	199,062

Total Sovereign Issues (Cost $3,037,975)			2,932,292

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV (e)	775,108	$0

FINANCIALS 0.0%

MNEQ Holdings, Inc. «(e)(l)	7,633	34

INDUSTRIALS 0.1%

Drillco Holding Lux SA «(l)	195,636	4,928

Foresea Holdings SA «	1,161,108	29,245

		34,173

Total Common Stocks (Cost $32,812)		34,207

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Charles Schwab Corp.
4.000% due 12/01/2030 •(i)(n)	2,400,000	2,138

CoBank ACB
4.250% due 01/01/2027 •(i)	5,200,000	4,992

Discover Financial Services
6.125% due 06/23/2025 •(i)	19,900,000	19,850

Encina Private Credit LLC «	3,411	0

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(i)	13,900,000	13,852

Wells Fargo & Co.
3.900% due 03/15/2026 •(i)	5,200,000	5,057

		45,889

INDUSTRIALS 0.0%

SVB Financial Trust
11.000% due 11/07/2032	8,700	4,263

Total Preferred Securities (Cost $55,108)		50,152

REAL ESTATE INVESTMENT TRUSTS 0.0%

REAL ESTATE 0.0%

CBL & Associates Properties, Inc.	26,809	713

Total Real Estate Investment Trusts (Cost $372)		713

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.9%

COMMERCIAL PAPER 0.1%

AbbVie, Inc.
4.640% due 04/15/2025	$11,900	11,877
4.640% due 04/17/2025	21,900	21,853

Alimentation Couche-Tard, Inc.
4.550% due 04/14/2025	10,900	10,881
4.640% due 04/09/2025	6,000	5,993

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canadian Natural Resources Ltd.
4.950% due 04/25/2025	$3,300	$3,289

Crown Castle, Inc.
4.910% due 04/29/2025	13,000	12,949

Global Payments, Inc.
5.000% due 04/23/2025	2,600	2,592

		69,434

REPURCHASE AGREEMENTS (m) 0.7%
		326,555

U.S. TREASURY BILLS 0.1%
4.301% due 04/10/2025 - 06/26/2025 (f)(g)(p)(r)	50,435	50,143

Total Short-Term Instruments (Cost $446,140)		446,132

Total Investments in Securities (Cost $62,624,317)		59,301,153

	SHARES
INVESTMENTS IN AFFILIATES 6.3%

MUTUAL FUNDS (j) 0.1%

PIMCO Senior Loan Active Exchange-Traded Fund	586,600	29,556

Total Mutual Funds (Cost $29,652)		29,556

SHORT-TERM INSTRUMENTS 6.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%

PIMCO Short Asset Portfolio	240,852,200	2,357,943

PIMCO Short-Term Floating NAV Portfolio III	46,392,995	451,589

Total Short-Term Instruments (Cost $2,849,147)		2,809,532

Total Investments in Affiliates (Cost $2,878,799)		2,839,088

Total Investments 137.5% (Cost $65,503,116)		$62,140,241

Financial Derivative Instruments (o)(q) (0.0)% (Cost or Premiums, net $181,711)		(14,409)

Other Assets and Liabilities, net (37.5)%		(16,936,909)

Net Assets 100.0%		$45,188,923

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

30	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Institutional Class Shares of each Fund.
(k)	Contingent convertible security.

(l) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust 7.782% due 10/15/2027	09/21/2023	$47,924	$48,210	0.11%
Drillco Holding Lux SA	06/08/2023	3,913	4,928	0.01
Hardwood Funding LLC 4.980% due 06/07/2028	03/11/2025	8,900	8,933	0.02
Hardwood Funding LLC 5.070% due 06/07/2030	03/11/2025	5,800	5,826	0.01
Hardwood Funding LLC 5.210% due 06/07/2032	03/11/2025	13,900	13,996	0.03
MNEQ Holdings, Inc.	06/02/2020	149	34	0.00
National Football League 5.480% due 10/05/2028	03/14/2024	27,600	27,888	0.06
Pinnacol Assurance 0.000% due 06/25/2034	06/23/2014	15,000	16,559	0.04
Project Alpha Investindustrial 4.594% due 02/27/2026	02/28/2025	10,489	10,934	0.02
Ripon Investments 0.000% due 05/30/2025	01/11/2023	554	589	0.00
Strategic Credit Opportunities Partners 6.520% due 03/20/2028	02/20/2025	9,900	10,003	0.02
Strategic Credit Opportunities Partners 6.740% due 03/20/2030	03/20/2025	8,400	8,545	0.02

		$152,529	$156,445	0.34%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BAR	0.150%	03/27/2025	04/17/2025		$212,403	Barclays Bank PLC 4.500% due 01/08/2026	$(213,510)	$212,403	$212,407
JPS	4.390	07/30/2024	TBD	(2)	114,152	U.S. Treasury Bonds 1.380% due 11/15/2040	(118,611)	114,152	117,843
						U.S. Treasury Note 1.880% due 02/15/2032	(2,445)

Total Repurchase Agreements							$(334,566)	$326,555	$330,250

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BAR	0.000%	03/27/2025	04/17/2025	$(212,875)	$(212,875)

Total Reverse Repurchase Agreements					$(212,875)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.8)%
Uniform Mortgage-Backed Security, TBA	4.000%	04/01/2055	$322,874	$(299,306)	$(300,876)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2055	61,000	(59,708)	(60,006)

Total Short Sales (0.8)%				$(359,014)	$(360,882)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	31

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BAR	$212,407	$(212,875)	$0	$(468)	$12,602	$12,134
JPS	117,843	0	0	117,843	(121,056)	(3,213)

Total Borrowings and Other Financing Transactions	$330,250	$(212,875)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(211,174)	$0	$0	$(211,174)
Preferred Securities	0	(1,701)	0	0	(1,701)

Total Borrowings	$0	$(212,875)	$0	$0	$(212,875)

Payable for reverse repurchase agreements					$(212,875)

(n)	Securities with an aggregate market value of $226,111 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(63,160) at a weighted average interest rate of 0.172%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$	109.000	04/25/2025	743	$	743	$(185)	$(55)
Put - CBOE U.S. Treasury 10-Year Note May Futures		109.500	04/25/2025	691		691	(172)	(88)
Put - CBOE U.S. Treasury 10-Year Note May Futures		110.000	04/25/2025	1,320		1,320	(365)	(286)
Call - CBOE U.S. Treasury 10-Year Note May Futures		112.000	04/25/2025	743		743	(267)	(403)
Call - CBOE U.S. Treasury 10-Year Note May Futures		112.250	04/25/2025	691		691	(193)	(313)
Call - CBOE U.S. Treasury 10-Year Note May Futures		112.500	04/25/2025	1,320		1,320	(426)	(497)

Total Written Options							$(1,608)	$(1,642)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond June Futures	06/2025	5,758	$496,755	$7,407	$480	$0
Long Gilt June Futures	06/2025	914	108,255	(1,785)	1,169	0
U.S. Treasury 5-Year Note June Futures	06/2025	85,481	9,245,304	111,297	0	(2,671)
U.S. Treasury 10-Year Note June Futures	06/2025	34,609	3,849,170	61,871	541	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	4,717	538,328	3,259	442	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	1,837	224,573	(829)	804	0

				$181,220	$3,436	$(2,671)

32	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-BOBL June Futures	06/2025	113	$	(14,392)	$113	$3	$(34)
Euro-Bund June Futures	06/2025	3,761		(523,922)	12,734	41	(1,993)

					$12,847	$44	$(2,027)

Total Futures Contracts					$194,067	$3,480	$(4,698)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.188%	$	2,300	$444	$(361)	$83	$0	$0
AES Corp.	5.000	Quarterly	06/20/2028	0.787		1,100	154	(12)	142	0	0
AES Corp.	5.000	Quarterly	12/20/2028	0.920		3,600	447	65	512	0	(3)
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.257		10,600	(402)	423	21	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.287		13,300	118	(46)	72	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.346		7,900	120	(55)	65	0	(1)
AT&T, Inc.	1.000	Quarterly	12/20/2027	0.482		1,700	3	20	23	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514		75,100	(382)	1,513	1,131	0	(30)
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.323	EUR	10,600	29	(8)	21	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.393	$	8,000	28	33	61	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	0.471		17,200	(91)	249	158	0	(9)
Boeing Co.	1.000	Quarterly	06/20/2027	0.513		8,200	(477)	565	88	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2027	0.603		44,900	(2,000)	2,475	475	0	(10)
Boeing Co.	1.000	Quarterly	12/20/2029	0.852		1,900	(32)	45	13	0	(24)
Boeing Co.	1.000	Quarterly	06/20/2030	0.920		118,800	258	226	484	8	(77)
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.318	EUR	7,500	(34)	184	150	0	(11)
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.208	$	3,300	(42)	62	20	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.436		4,400	197	(145)	52	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.077		26,100	169	129	298	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097		2,900	34	11	45	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.462		7,100	1,374	(823)	551	0	(6)
General Motors Co.	5.000	Quarterly	06/20/2028	0.838		6,963	882	4	886	3	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.151		1,900	(21)	49	28	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.131	EUR	89,600	(14,030)	14,251	221	0	(4)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.317	$	3,300	75	(47)	28	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.368		9,300	212	(111)	101	0	(3)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.453		3,700	(60)	114	54	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.492		42,050	48	614	662	0	(11)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.547		8,500	(21)	157	136	0	(4)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.644		14,200	257	(35)	222	0	(11)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.688	EUR	3,400	(36)	73	37	0	(3)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2028	0.825		6,300	(135)	180	45	0	(14)
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.199	$	6,800	49	45	94	0	(3)

							$(12,865)	$19,844	$6,979	$12	$(230)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$	1,100	$5	$16	$21	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		400	4	4	8	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		830,300	18,200	(2,221)	15,979	5	(10)
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		591,900	10,848	37	10,885	158	0
CDX.iTraxx Asia Ex-Japan 42 5-Year Index	1.000	Quarterly	12/20/2029		12,200	170	(20)	150	1	0

						$29,227	$(2,184)	$27,043	$164	$(10)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	33

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	178,370	$(5,687)	$401	$(5,286)	$778	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/11/2052		19,400	0	13,967	13,967	0	(190)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		16,500	1,632	10,237	11,869	0	(161)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		1,300	156	34	190	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	5.160	Annual	05/31/2025		$947,300	(40)	(2,951)	(2,991)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		503,200	367	3,124	3,491	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		879,430	(16,401)	14,172	(2,229)	0	(827)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		62,500	(123)	(393)	(516)	0	(66)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		59,400	0	576	576	0	(79)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		49,200	0	418	418	0	(66)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		106,700	0	852	852	0	(143)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		59,200	0	338	338	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		133,600	0	468	468	0	(180)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		129,000	0	362	362	0	(174)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		204,400	0	458	458	0	(276)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		241,800	0	515	515	0	(326)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		242,900	0	491	491	0	(327)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030		161,100	0	59	59	0	(218)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		140,400	0	48	48	0	(190)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		116,900	0	8	8	0	(158)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		74,700	0	(15)	(15)	0	(101)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		111,100	0	(66)	(66)	0	(150)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.796	Annual	12/31/2031		22,800	0	(174)	(174)	0	(43)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		446,230	(8,427)	(2,828)	(11,255)	0	(852)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		228,600	7,564	(1,642)	5,922	0	(488)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/15/2033		206,900	2,589	570	3,159	0	(551)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	08/15/2033		312,700	2,155	821	2,976	0	(837)
Receive	1-Day USD-SOFR Compounded-OIS	3.709	Annual	08/15/2033		303,200	1,576	783	2,359	0	(812)
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		437,940	1,986	1,125	3,111	0	(1,174)
Receive	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/15/2033		235,900	781	600	1,381	0	(633)
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033		1,680	3	4	7	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.751	Annual	11/15/2034		88,200	0	(79)	(79)	0	(271)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.883	Annual	11/15/2034		119,700	0	(1,355)	(1,355)	0	(370)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		37,800	(128)	(288)	(416)	0	(122)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		29,500	(87)	(253)	(340)	0	(95)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		41,800	(119)	(610)	(729)	0	(136)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		70,100	(206)	(756)	(962)	0	(228)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		36,300	(105)	(254)	(359)	0	(118)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		487,900	24,891	(4,609)	20,282	0	(1,602)
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		105,500	0	20,479	20,479	0	(598)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		616,800	120,849	101,684	222,533	0	(3,245)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,299,650	36,784	53,346	90,130	0	(3,648)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		57,700	0	469	469	0	(448)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		270,400	4,212	10,845	15,057	0	(2,021)
Receive	1-Day USD-SOFR Compounded-OIS	3.776	Annual	02/15/2055		6,700	0	26	26	0	(52)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		16,800	0	(30)	(30)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		146,600	17,814	(3,553)	14,261	0	(1,071)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		42,400	4,047	(53)	3,994	0	(54)
Pay	1-Year BRL-CDI	11.463	Maturity	01/04/2027	BRL	310,700	0	(2,349)	(2,349)	92	0
Pay	1-Year BRL-CDI	11.548	Maturity	01/04/2027		2,520,500	0	(18,320)	(18,320)	748	0
Pay	1-Year BRL-CDI	11.754	Maturity	01/04/2027		213,300	0	(1,420)	(1,420)	63	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035	AUD	171,600	(186)	(2,402)	(2,588)	870	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029	EUR	52,500	(89)	(394)	(483)	0	(81)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	668,600	(9,294)	15,765	6,471	672	0
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		64,900	46	1,118	1,164	77	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	323,800	(3,547)	7,856	4,309	1,408	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		16,400	(97)	184	87	43	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		154,300	(4,425)	6,351	1,926	713	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		305,200	1,364	2,204	3,568	1,506	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	63,800	(313)	(2,257)	(2,570)	39	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		153,600	(835)	(5,571)	(6,406)	92	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		214,200	(1,615)	(7,048)	(8,663)	163	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		233,700	(851)	(5,956)	(6,807)	181	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		133,700	(5,957)	2,109	(3,848)	108	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		23,900	(46)	(373)	(419)	0	(37)

34	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	2.050%	Annual	10/05/2029	EUR	37,600	$0	$304	$304	$0	$(61)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		56,000	0	435	435	0	(91)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		91,700	0	695	695	0	(149)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		28,900	(75)	(594)	(669)	118	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		20,700	(49)	(790)	(839)	87	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		24,800	(62)	(461)	(523)	101	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		22,500	(58)	(338)	(396)	92	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		21,200	(58)	(20)	(78)	85	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		20,900	(54)	(200)	(254)	83	0
Pay(5)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		21,300	(54)	(324)	(378)	0	(378)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		1,043,650	(33,405)	(8,407)	(41,812)	4,414	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		624,870	26,886	24,042	50,928	0	(4,923)
Receive	CAONREPO	4.820	Semi-Annual	07/13/2025	CAD	300	(1)	(1)	(2)	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		589,500	(3,954)	(22,093)	(26,047)	0	(1,119)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		90,500	(1)	(1,057)	(1,058)	0	(184)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033		121,400	(57)	(1,734)	(1,791)	0	(248)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		48,700	176	(1,141)	(965)	0	(100)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		147,900	(557)	(8,474)	(9,031)	0	(336)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		38,200	0	(145)	(145)	0	(87)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2034		71,800	1	(920)	(919)	0	(165)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		336,100	193	(6,420)	(6,227)	0	(779)

							$159,109	$179,225	$338,334	$12,567	$(31,994)

Total Swap Agreements							$175,471	$196,885	$372,356	$12,743	$(32,234)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$3,480	$12,743	$16,223	$(1,642)	$(4,698)	$(32,269)	$(38,609)

(p)

Securities with an aggregate market value of $956,982 and cash of $30,617 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(35) for closed swap agreements is outstanding at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	35

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

(q) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025		$11,686	JPY	1,758,705	$51	$(11)
	04/2025		101,485	SGD	135,676	0	(502)
	05/2025	CNH	26,491		$3,617	0	(39)
	05/2025	JPY	1,310,531		8,716	0	(51)
	05/2025	SGD	135,480		101,485	479	0
	05/2025		$29,520	CNH	213,763	12	(31)
	06/2025	CNH	48,410		$6,621	0	(77)
	06/2025		$50,664	CNH	368,193	306	(30)
	07/2025	CNH	106,379		$14,765	26	(6)
	08/2025		106,396		14,755	0	(25)

BOA	04/2025	IDR	52,110,658		3,151	20	0
	04/2025	KRW	8,872,398		6,050	27	0
	04/2025	SGD	5,353		3,977	0	(7)
	04/2025		$40	CZK	972	2	0
	04/2025		36,494	EUR	33,739	35	(46)
	04/2025		3,149	IDR	52,110,658	0	(17)
	04/2025		60	NOK	675	4	0
	04/2025		2,224	SEK	23,690	133	0
	05/2025	CNH	25,902		$3,539	0	(36)
	05/2025	IDR	77,119,838		4,630	9	0
	05/2025		$4,876	INR	418,961	14	0
	05/2025		64,000	TRY	2,844,736	6,569	0
	06/2025	CNH	1,069,795		$148,248	338	(99)
	06/2025	KRW	323,741		226	6	0
	06/2025		$9,201	CNH	66,479	0	(4)
	06/2025		7,438	KRW	10,845,232	0	(50)
	08/2025	CNH	108,907		$15,223	94	0
	08/2025	TWD	7,751		238	2	0

BPS	04/2025	BRL	1,394,288		242,660	0	(1,676)
	04/2025	EUR	10,730		11,555	0	(48)
	04/2025	IDR	430,447,135		25,965	125	0
	04/2025	ILS	32,711		8,919	118	0
	04/2025	JPY	149,600		1,009	11	0
	04/2025	NOK	3,723		355	1	0
	04/2025	SGD	10,656		8,006	74	0
	04/2025	TWD	5,296,062		161,399	1,919	0
	04/2025		$31,195	AUD	49,283	0	(400)
	04/2025		243,149	BRL	1,394,288	1,261	(74)
	04/2025		3,327	CAD	4,754	0	(23)
	04/2025		555	CZK	13,503	30	0
	04/2025		54,035	IDR	887,071,037	0	(797)
	04/2025		46,209	INR	4,012,926	686	0
	04/2025		32,400	JPY	4,834,302	7	(176)
	04/2025		42,861	KRW	62,235,392	0	(603)
	04/2025		56,877	SGD	76,205	0	(157)
	04/2025		131,796	TWD	4,317,613	0	(1,774)
	04/2025	ZAR	335,812		$18,359	63	0
	05/2025	CNH	171,643		23,665	17	(40)
	05/2025	IDR	229,220,983		13,779	41	0
	05/2025	JPY	467,717		3,122	0	(7)
	05/2025	SGD	76,084		56,877	152	0
	05/2025		$11,573	EUR	10,730	48	0
	05/2025		14,331	IDR	237,850,163	0	(75)
	05/2025		43,886	INR	3,764,699	52	0
	05/2025		355	NOK	3,723	0	(1)
	06/2025	CNH	47,790		$6,542	0	(70)
	06/2025	KRW	2,615,977		1,836	55	0
	06/2025	PLN	9,954		2,576	13	0
	06/2025		$36,422	CNH	264,890	227	0
	06/2025		81,019	PLN	314,511	370	(394)
	07/2025	TWD	1,949,230		$59,968	921	0
	08/2025		1,977,990		60,685	603	0
	10/2025	BRL	1,346,900		224,956	87	(1,077)
	05/2029	KWD	12,803		44,014	786	0
	07/2029		1,291		4,440	77	0

36	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BRC	04/2025	INR	91,873		$1,049	$0	$(26)
	04/2025	NZD	2,652		1,545	40	0
	04/2025	TRY	141,724		3,548	1	(85)
	04/2025		$2,595	AUD	4,126	0	(17)
	04/2025		43,715	EUR	40,226	0	(218)
	04/2025		1,160,464	GBP	895,558	0	(3,628)
	04/2025		33,288	IDR	544,933,477	0	(606)
	04/2025		2,790	ILS	10,240	0	(35)
	04/2025		1,071	INR	91,767	3	0
	04/2025		1,414	MYR	6,241	0	(5)
	04/2025		559	NOK	6,231	33	0
	04/2025		1,264	NZD	2,253	16	0
	04/2025		7,990	SGD	10,683	0	(39)
	04/2025		162,508	TRY	6,263,230	459	(1,441)
	05/2025	GBP	895,558		$1,160,380	3,621	0
	05/2025	INR	92,028		1,071	0	(3)
	05/2025		$13,634	EUR	12,570	0	(20)
	05/2025		6,474	GBP	5,002	0	(13)
	05/2025		303	NOK	3,194	0	0
	05/2025		53,257	TRY	2,095,703	0	(1,355)
	06/2025	PEN	23,200		$6,293	0	(10)
	06/2025	TRY	302,555		7,190	0	(63)
	06/2025		$13,925	PLN	53,940	0	(31)
	06/2025		116,734	TRY	4,609,147	0	(5,464)

BSH	04/2025	BRL	198,800		$35,213	375	0
	04/2025	PEN	46,162		12,296	0	(262)
	04/2025		$34,621	BRL	198,800	217	0
	04/2025		74,280	JPY	11,155,383	94	0
	04/2025		9,059	PEN	32,949	0	(92)
	05/2025	JPY	11,117,812		$74,280	0	(93)
	06/2025	PEN	85,925		23,518	175	0
	06/2025		$26,649	PLN	102,736	0	(196)
	07/2025	PEN	200,973		$53,950	0	(598)
	08/2025		179,242		48,513	0	(109)
	09/2025		47,598		12,995	94	(2)

CBK	04/2025	BRL	2,664,393		465,294	0	(1,615)
	04/2025	CHF	6,504		7,397	46	0
	04/2025	IDR	401,098,837		24,174	98	0
	04/2025	ILS	113,911		31,251	605	0
	04/2025	INR	1,098,095		12,812	2	(33)
	04/2025	PEN	280,993		75,086	0	(1,364)
	04/2025	TWD	9,375,679		286,356	4,003	0
	04/2025		$464,002	BRL	2,664,393	2,907	0
	04/2025		1,051,406	CAD	1,498,020	16	(10,393)
	04/2025		1,030	DKK	7,320	31	0
	04/2025		91,731	EUR	84,453	28	(440)
	04/2025		4,216	GBP	3,250	0	(17)
	04/2025		69,372	IDR	1,135,683,131	0	(1,237)
	04/2025		133,481	INR	11,629,660	2,317	0
	04/2025		2,507	KRW	3,668,710	0	(15)
	04/2025		47,524	PEN	172,462	0	(592)
	04/2025		10,313	TRY	393,610	0	(138)
	04/2025		205,270	TWD	6,736,251	0	(2,412)
	05/2025	CAD	1,439,554		$1,012,088	10,222	0
	05/2025	IDR	274,234,519		16,509	74	0
	05/2025	THB	6		0	0	0
	05/2025		$278,253	BRL	1,599,426	328	0
	05/2025		13,285	EUR	12,248	0	(20)
	05/2025		14,281	IDR	237,259,002	0	(61)
	06/2025	CNH	104,328		$14,396	0	(38)
	06/2025	KRW	187,825,320		130,696	2,767	0
	06/2025	PEN	4,296		1,168	1	0
	06/2025		$187,041	BRL	1,087,571	1,126	0
	06/2025		8,386	CNH	60,533	0	(11)
	07/2025	PEN	29,560		$8,139	115	0
	07/2025	TWD	3,103,272		95,387	1,380	0
	08/2025	PEN	60,776		16,302	0	(190)
	08/2025	TWD	4,101,146		125,770	1,198	0
	09/2025	PEN	48,834		13,369	132	0
	11/2025		13,989		3,789	2	0
	12/2025		104,189		28,549	376	(4)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	37

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

DUB	04/2025	CHF	232,490		$259,399	$0	$(3,391)
	04/2025	DKK	7,856		1,134	0	(5)
	04/2025	EUR	1,775,714		1,862,797	0	(57,282)
	04/2025	ILS	140,242		38,460	731	0
	04/2025	JPY	11,127,100		75,638	1,452	0
	04/2025	NZD	7,066		4,036	24	0
	04/2025	SGD	18,388		13,737	51	0
	04/2025		$232,103	AUD	368,126	0	(2,080)
	04/2025		1,019	CAD	1,466	0	0
	04/2025		61,230	GBP	48,441	1,343	0
	04/2025		26,703	IDR	443,397,057	0	(102)
	04/2025		7,424	INR	638,589	31	0
	04/2025		3,276	NZD	5,702	0	(39)
	04/2025		10,611	PEN	38,892	0	(28)
	04/2025		51,854	SGD	69,432	0	(176)
	05/2025	AUD	368,126		$232,156	2,077	0
	05/2025	GBP	5,057		6,545	13	0
	05/2025	IDR	33,769,931		2,031	7	0
	05/2025	NZD	5,702		3,279	39	0
	05/2025	SGD	69,331		51,854	164	0
	05/2025		$1,134	DKK	7,842	5	0
	06/2025	KRW	328,681,239		$228,833	5,060	0
	09/2025	PEN	39,011		10,611	34	0

FAR	04/2025	AUD	439,639		276,992	2,283	0
	04/2025	BRL	1,143,100		200,000	0	(317)
	04/2025	CHF	11,089		12,440	0	(94)
	04/2025	EUR	577,903		606,993	0	(17,893)
	04/2025	ILS	121,437		33,450	780	0
	04/2025	PEN	60,595		16,223	0	(258)
	04/2025		$199,070	BRL	1,143,100	1,247	0
	04/2025		621	CHF	558	10	0
	04/2025		1,639	DKK	11,628	46	0
	04/2025		695	HUF	256,494	0	(7)
	04/2025		75,705	JPY	11,367,029	198	(117)
	04/2025		2,357	TWD	77,221	0	(31)
	04/2025	ZAR	2,621,543		$143,007	183	0
	05/2025	JPY	7,954,134		53,012	0	(197)
	05/2025		$200,000	BRL	1,149,530	220	0
	05/2025		7,530	CNH	54,322	0	(33)
	06/2025		51,277	PLN	198,287	0	(215)
	07/2025	CNH	54,114		$7,530	30	0
	07/2025	PEN	9,409		2,519	0	(36)

GLM	04/2025	BRL	3,795,088		672,756	9,378	(1,675)
	04/2025	CAD	40,094		27,931	68	0
	04/2025	IDR	321,270,368		19,348	74	0
	04/2025	KRW	13,689,569		9,328	35	0
	04/2025	PEN	65,298		17,421	0	(339)
	04/2025	TRY	68,503		1,706	0	(50)
	04/2025		$648,189	BRL	3,795,089	16,863	0
	04/2025		47,617	IDR	782,694,375	0	(669)
	04/2025		3,418	KRW	4,998,688	0	(22)
	04/2025	ZAR	182,600		$10,008	60	0
	05/2025	CNH	25,185		3,439	0	(37)
	05/2025	IDR	131,771,441		7,902	5	0
	05/2025		$19,348	IDR	321,560,586	0	(75)
	06/2025		18,818	CNH	135,772	11	(45)
	06/2025		9,328	KRW	13,639,882	0	(37)
	06/2025		32,942	MXN	665,671	0	(745)
	06/2025		33,033	PLN	127,557	0	(187)
	07/2025	TWD	368,981		$11,344	166	0
	10/2025	BRL	1,304,900		214,261	0	(4,640)

IND	04/2025	DKK	15,176		2,194	0	(5)
	04/2025		$299,129	CHF	263,788	0	(962)
	05/2025	CHF	263,157		$299,484	961	0
	05/2025		$2,194	DKK	15,147	5	0

JPM	04/2025	BRL	1,166,080		$203,236	117	(1,225)
	04/2025	EUR	33,194		34,913	0	(980)
	04/2025	IDR	46,040,409		2,789	26	0
	04/2025	ILS	105,934		29,149	649	0
	04/2025	JPY	599,400		3,995	0	(2)
	04/2025	PEN	38,865		10,303	0	(272)

38	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	SGD	19,695		$14,747	$88	$0
	04/2025	TRY	132,075		3,285	0	(100)
	04/2025	TWD	905,047		27,600	344	0
	04/2025		$5,671	AUD	8,989	0	(54)
	04/2025		200,000	BRL	1,166,080	4,344	0
	04/2025		6,488	CAD	9,285	0	(36)
	04/2025		15,860	EUR	14,684	18	0
	04/2025		12,789	IDR	210,200,370	0	(181)
	04/2025		69,768	INR	6,077,019	1,194	0
	04/2025		42,696	JPY	6,398,294	112	(150)
	04/2025		2,507	KRW	3,667,093	0	(16)
	04/2025		18,480	TRY	715,638	0	(276)
	04/2025		94,115	TWD	3,086,046	0	(1,177)
	04/2025		352	ZAR	6,474	1	0
	05/2025	CNH	26,919		$3,685	0	(30)
	05/2025	IDR	88,394,674		5,325	27	0
	05/2025	JPY	2,755,277		18,319	0	(112)
	05/2025	PEN	9,825		2,676	4	0
	05/2025		$27,663	CNH	200,524	36	(25)
	05/2025		199,771	TRY	8,582,835	14,607	(1,850)
	06/2025		29,776	CNH	217,326	292	0
	06/2025		78,828	MXN	1,619,576	0	(493)
	06/2025		77,020	PLN	298,488	107	(267)
	06/2025		8,421	TRY	333,367	0	(294)
	07/2025	CNH	102,525		$14,206	9	(14)
	07/2025	TWD	1,971,067		60,598	889	0
	08/2025	CNH	97,079		13,457	5	(33)
	08/2025	TWD	1,964,752		60,227	548	0

MBC	04/2025	CAD	4,292		3,000	17	0
	04/2025	CHF	14,576		16,466	0	(10)
	04/2025	DKK	418		61	0	0
	04/2025	GBP	20,474		26,548	101	0
	04/2025	JPY	26,908,500		181,488	2,086	0
	04/2025	SEK	10,115		1,011	5	0
	04/2025	SGD	167,602		125,460	714	0
	04/2025	TWD	1,407,680		43,515	1,122	0
	04/2025		$2,994	AUD	4,810	12	0
	04/2025		22,796	EUR	20,984	28	(133)
	04/2025		35,832	GBP	27,847	162	(23)
	04/2025		15,116	INR	1,311,412	205	0
	04/2025		1,012	NZD	1,763	0	(11)
	04/2025		68,702	TWD	2,256,968	0	(732)
	04/2025	ZAR	401,541		$21,967	90	0
	05/2025	CNH	123,482		17,046	13	(9)
	05/2025	IDR	52,865,807		3,180	12	0
	05/2025	JPY	8,329,506		55,475	5	(251)
	05/2025	THB	16,633		495	3	0
	05/2025		$3,000	CAD	4,286	0	(17)
	05/2025		13,642	CNH	98,899	18	(11)
	05/2025		61	DKK	418	0	0
	06/2025	KRW	33,856,519		$23,531	469	0
	06/2025		$19,200	PLN	74,107	0	(123)
	07/2025	CNH	49,151		$6,820	8	0
	07/2025	TWD	1,154,424		35,422	451	0
	08/2025	CNH	181,028		25,189	66	(25)
	08/2025	TWD	1,088,912		33,281	205	0

MYI	04/2025	BRL	20,200		3,518	0	(22)
	04/2025	CAD	1,467,131		1,024,675	5,120	(8)
	04/2025	ILS	122		33	1	0
	04/2025	SGD	70,273		52,502	198	0
	04/2025		$2,708	AUD	4,305	0	(18)
	04/2025		3,468	BRL	20,200	72	0
	04/2025		1,015	CAD	1,453	0	(5)
	04/2025		629	DKK	4,502	24	0
	04/2025		2,375,610	EUR	2,202,494	5,946	0
	04/2025		6,622	TWD	216,477	0	(102)
	05/2025	EUR	2,202,494		$2,379,462	0	(5,948)
	05/2025	IDR	49,158,676		2,954	7	0
	06/2025	CNH	50,409		6,952	0	(23)
	06/2025		$4,398	PLN	17,443	95	0
	10/2025	BRL	20,200		$3,322	0	(67)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	39

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

NGF	06/2025	KRW	39,799,360		$27,932	$832	$0

RYL	04/2025		$1,044	EUR	961	0	(5)
	04/2025		998	SEK	10,080	4	0

SCX	04/2025	JPY	938,100		$6,359	104	0
	04/2025	PEN	94,281		25,568	0	(95)
	04/2025	TWD	745,575		22,973	519	0
	04/2025		$7,702	GBP	5,961	4	(6)
	04/2025		41,504	IDR	679,055,332	0	(779)
	04/2025		55,370	INR	4,823,158	949	0
	04/2025		4,806	JPY	724,378	24	0
	04/2025		2,507	KRW	3,663,194	0	(19)
	04/2025		19,962	TWD	656,762	0	(184)
	05/2025	CNH	201,754		$27,987	144	0
	05/2025	IDR	20,642,443		1,242	5	0
	05/2025	JPY	721,949		4,806	0	(24)
	05/2025		$23	SGD	30	0	0
	06/2025	CNH	2,272,126		$312,213	0	(2,141)
	08/2025	TWD	651,323		19,962	178	0

SSB	04/2025	CAD	7,689		5,350	7	0
	04/2025	GBP	960,583		1,215,928	0	(24,905)
	04/2025		$2,938	CAD	4,220	0	(6)

UAG	04/2025	IDR	41,492,719		$2,501	9	0
	04/2025		$2,834	IDR	46,914,475	0	(17)
	04/2025		22,376	JPY	3,329,188	0	(180)
	04/2025		712	TRY	28,733	27	0
	05/2025		2,501	IDR	41,551,073	0	(11)
	06/2025		6,110	PLN	23,581	0	(36)

Total Forward Foreign Currency Contracts						$135,905	$(176,736)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.360%	07/14/2025	1,360,000	$1,360	$1,168

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/21/2025	2,462,000	2,093	3,141

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/09/2025	1,219,000	1,219	1,007

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/30/2025	1,398,500	1,189	1,309
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	05/05/2025	1,395,800	1,186	1,465
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/18/2025	713,800	764	725
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/04/2025	2,109,400	2,637	4,239
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.070	06/04/2025	100	3	1

JPM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/12/2025	83,100	71	180
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.700	08/13/2025	623,300	623	1,503

MAA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.400	07/14/2025	1,995,800	1,996	1,867

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.460	06/16/2025	688,300	757	456
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.570	06/20/2025	1,398,000	1,608	1,345
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/26/2025	1,421,400	1,563	1,619
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.450	07/17/2025	235,200	223	261
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/04/2025	680,700	834	1,368
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	05/06/2025	122,300	219	116

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	08/05/2025	2,063,100	2,820	3,814

Total Purchased Options							$21,165	$25,584

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	72,900	$(100)	$(59)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	77,400	(147)	(98)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	156,700	(205)	(161)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	145,500	(127)	(139)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	145,500	(165)	(166)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	68,600	(70)	(70)

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	68,000	(82)	(82)

						$ (896)	$ (775)

40	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus TRY	TRY	40.300	05/19/2025	200,000	$(4,200)	$(6,069)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.519%	07/14/2025	161,900	$(1,360)	$(1,610)

BOM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.738	04/28/2025	87,100	(314)	(733)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	04/28/2025	87,100	(314)	(126)

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	04/07/2025	34,600	(70)	(90)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	34,600	(70)	0

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	25,300	(88)	(18)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	25,300	(88)	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	21,300	(81)	(50)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	21,300	(81)	(11)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	21,600	(77)	(56)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	21,600	(77)	(11)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	21,400	(70)	(50)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	21,400	(70)	(98)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	27,800	(50)	(92)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	27,800	(50)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.489	07/21/2025	292,900	(2,092)	(2,848)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.626	06/09/2025	145,000	(1,218)	(1,448)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	42,300	(157)	(303)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	42,300	(157)	(62)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	40,000	(166)	(177)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.836	04/30/2025	166,400	(1,189)	(2,182)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	40,000	(166)	(153)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.778	05/05/2025	166,100	(1,186)	(1,844)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	06/18/2025	83,900	(750)	(701)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	08/04/2025	251,100	(2,638)	(4,325)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	73,800	(312)	(94)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	73,800	(312)	(79)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	31,900	(145)	(183)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	31,900	(145)	(22)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	32,200	(143)	(172)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	32,200	(143)	(35)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	36,000	(142)	(227)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	36,000	(142)	(43)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	35,200	(132)	(265)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	35,200	(133)	(60)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	37,100	(158)	(170)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	37,100	(158)	(138)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.739	08/12/2025	9,900	(72)	(192)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	08/13/2025	73,300	(624)	(1,478)

MAA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.522	07/14/2025	237,500	(1,996)	(2,380)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	34,600	(152)	(183)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	34,600	(152)	(26)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	06/16/2025	80,900	(761)	(581)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	06/20/2025	164,300	(1,587)	(1,606)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.670	06/26/2025	167,000	(1,563)	(2,185)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.515	07/17/2025	27,800	(222)	(282)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.708	08/04/2025	81,200	(836)	(1,421)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	22,200	(84)	(18)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	22,200	(84)	(3)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.628	08/05/2025	245,600	(2,821)	(3,641)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	30,100	(113)	(86)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	30,100	(113)	(34)

							$(25,824)	$(32,619)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	41

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2055	$	102.352	05/06/2025	349,500	$(232)	$(178)

Total Written Options						$(31,152)	$(39,641)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)		Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
											Asset	Liability
BOA	Peru Government International Bond	1.000%	Quarterly	12/20/2027	0.530%		$	11,500	$(281)	$425	$144	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094			90,600	(4,513)	4,401	0	(112)

BPS	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.331			21,600	(619)	1,002	383	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132			25,000	(1,199)	1,137	0	(62)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335			5,000	(446)	405	0	(41)
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.540			2,200	6	7	13	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.830			500	(16)	18	2	0

BRC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.331			46,900	(1,519)	2,350	831	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.990			43,700	(2,009)	2,031	22	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094			8,500	(413)	402	0	(11)

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.990			37,700	(1,873)	1,892	19	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132			9,400	(338)	315	0	(23)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094			53,100	(2,713)	2,647	0	(66)

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		27,860	0	191	191	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦		12,141	0	92	92	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094			9,100	(406)	395	0	(11)

GST	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.331			30,200	(875)	1,410	535	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132			44,310	(1,711)	1,601	0	(110)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335			20,976	(1,870)	1,697	0	(173)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.793			400	(5)	8	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029			2,000	(21)	20	0	(1)
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326			5,900	(50)	29	0	(21)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094			20,000	(961)	936	0	(25)

JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132			4,900	(189)	177	0	(12)

MYC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.331			38,500	(1,146)	1,829	683	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132			17,300	(622)	579	0	(43)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335			18,974	(1,692)	1,535	0	(157)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.654			2,000	6	6	12	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.716			700	(2)	6	4	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.908			1,300	(25)	29	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029			5,700	(60)	56	0	(4)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094			385,900	(18,192)	17,714	0	(478)

									$(43,754)	$45,342	$2,938	$(1,350)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	73,339	$14,264	$244	$14,508	$0

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	$	4,744	(1,354)	982	0	(372)

GST	CDX.iTraxx Crossover 38 5-Year 35-100% Index	5.000	Quarterly	12/20/2027	EUR	61,808	9,746	(1,309)	8,437	0
	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		85,644	17,117	(175)	16,942	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		105,726	21,484	(570)	20,914	0

							$61,257	$(828)	$60,801	$(372)

42	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	26,611	1.186%	Maturity	06/20/2025	$5,800	$0	$0	$0	$0
	Pay	iBoxx USD Liquid Investment Grade Index	1,700,000	3.630% (FEDL01 less a specified spread)	Monthly	09/24/2025	184,773	0	(164)	0	(164)

MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.186	Maturity	06/20/2025	32,200	332	(255)	77	0
	Receive	iBoxx USD Liquid Investment Grade Index	8,694	4.310	Maturity	06/20/2025	1,900	0	5	5	0

								$332	$(414)	$82	$(164)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Pay	iBoxx USD Investment Grade Corporate Bond ETF	800,000	3.630% (FEDL01 less a specified spread)	Monthly	04/02/2025	$87,688	$0	$930	$930	$0

Total Swap Agreements								$17,835	$45,030	$64,751	$(1,886)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$874	$0	$0	$874	$(772)	$0	$0	$(772)	$102	$(90)	$12
BOA	7,253	1,168	144	8,565	(259)	(7,679)	(112)	(8,050)	515	(440)	75
BOM	0	0	0	0	0	(859)	0	(859)	(859)	0	(859)
BPS	7,744	0	14,906	22,650	(7,392)	(90)	(267)	(7,749)	14,901	(3,730)	11,171
BRC	4,173	0	853	5,026	(13,059)	(300)	(383)	(13,742)	(8,716)	10,381	1,665
BSH	955	0	0	955	(1,352)	0	0	(1,352)	(397)	1,179	782
CBK	27,774	3,141	949	31,864	(18,580)	(2,961)	(89)	(21,630)	10,234	(6,057)	4,177
DUB	11,031	1,007	283	12,321	(63,103)	(1,448)	(11)	(64,562)	(52,241)	58,053	5,812
FAR	4,997	7,739	0	12,736	(19,198)	(9,747)	0	(28,945)	(16,209)	18,728	2,519
GLM	26,660	0	0	26,660	(8,521)	(1,488)	0	(10,009)	16,651	(18,600)	(1,949)
GST	0	0	25,917	25,917	0	(623)	(330)	(953)	24,964	(25,460)	(496)
IND	966	0	0	966	(967)	0	0	(967)	(1)	0	(1)
JPM	23,417	1,683	20,914	46,014	(7,587)	(1,740)	(12)	(9,339)	36,675	(21,273)	15,402
MAA	0	1,867	0	1,867	0	(2,380)	0	(2,380)	(513)	421	(92)
MBC	5,792	0	0	5,792	(1,345)	0	0	(1,345)	4,447	(4,020)	427
MSC	0	0	0	0	0	(178)	0	(178)	(178)	0	(178)
MYC	0	5,165	785	5,950	0	(6,305)	(682)	(6,987)	(1,037)	474	(563)
MYI	11,463	0	0	11,463	(6,193)	0	0	(6,193)	5,270	2,290	7,560
NGF	832	3,814	0	4,646	0	(3,761)	0	(3,761)	885	(1,000)	(115)
RBC	0	0	0	0	0	(82)	0	(82)	(82)	0	(82)
RYL	4	0	0	4	(5)	0	0	(5)	(1)	0	(1)
SCX	1,927	0	0	1,927	(3,248)	0	0	(3,248)	(1,321)	1,486	165
SSB	7	0	0	7	(24,911)	0	0	(24,911)	(24,904)	28,205	3,301
UAG	36	0	0	36	(244)	0	0	(244)	(208)	171	(37)

Total Over the Counter	$135,905	$25,584	$64,751	$226,240	$(176,736)	$(39,641)	$(1,886)	$(218,263)

(r)

Securities with an aggregate market value of $121,388 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	43

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,480	$3,480
Swap Agreements	0	176	0	0	12,567	12,743

	$0	$176	$0	$0	$16,047	$16,223

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$135,905	$0	$135,905
Purchased Options	0	0	0	0	25,584	25,584
Swap Agreements	0	63,739	930	0	82	64,751

	$0	$63,739	$930	$135,905	$25,666	$226,240

	$0	$63,915	$930	$135,905	$41,713	$242,463

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,642	$1,642
Futures	0	0	0	0	4,698	4,698
Swap Agreements	0	275	0	0	31,994	32,269

	$0	$275	$0	$0	$38,334	$38,609

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$176,736	$0	$176,736
Written Options	0	775	0	6,069	32,797	39,641
Swap Agreements	0	1,722	164	0	0	1,886

	$0	$2,497	$164	$182,805	$32,797	$218,263

	$0	$2,772	$164	$182,805	$71,131	$256,872

44	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$13,730	$13,730
Futures	0	0	0	0	(197,571)	(197,571)
Swap Agreements	0	21,391	0	0	96,042	117,433

	$0	$21,391	$0	$0	$(87,799)	$(66,408)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$348,513	$0	$348,513
Purchased Options	0	(3,310)	0	3,412	12,086	12,188
Written Options	0	3,433	0	2,860	90,041	96,334
Swap Agreements	0	27,670	(1,310)	0	(68)	26,292

	$0	$27,793	$(1,310)	$354,785	$102,059	$483,327

	$0	$49,184	$(1,310)	$354,785	$14,260	$416,919

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1,135)	$(1,135)
Futures	0	0	0	0	183,038	183,038
Swap Agreements	0	(5,267)	0	0	55,628	50,361

	$0	$(5,267)	$0	$0	$237,531	$232,264

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(102,267)	$0	$(102,267)
Purchased Options	0	0	0	3,844	10,529	14,373
Written Options	0	121	0	(4,588)	(14,111)	(18,578)
Swap Agreements	0	(7,373)	772	0	(250)	(6,851)

	$0	$(7,252)	$772	$(103,011)	$(3,832)	$(113,323)

	$0	$(12,519)	$772	$(103,011)	$233,699	$118,941

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	45

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$27,926	$362,833	$390,759
Corporate Bonds & Notes
Banking & Finance	0	6,738,031	85,867	6,823,898
Industrials	0	3,005,129	70,557	3,075,686
Utilities	0	1,189,164	0	1,189,164
Municipal Bonds & Notes
California	0	49,000	0	49,000
Connecticut	0	177	0	177
Florida	0	5,236	0	5,236
Georgia	0	53,675	0	53,675
Louisiana	0	4,903	0	4,903
New York	0	75,309	0	75,309
Rhode Island	0	177	0	177
Texas	0	100,466	0	100,466
West Virginia	0	19,112	0	19,112
U.S. Government Agencies	0	24,072,609	0	24,072,609
U.S. Treasury Obligations	0	6,723,129	0	6,723,129
Non-Agency Mortgage-Backed Securities	0	8,815,995	357,715	9,173,710
Asset-Backed Securities
Automobile ABS Other	0	2,482	0	2,482
Automobile Sequential	0	118,136	0	118,136
Casino Services	0	0	55,652	55,652
CMBS Other	0	959,580	0	959,580
Home Equity Other	0	718,888	0	718,888
Home Equity Sequential	0	8,042	0	8,042
Manufacturing House Sequential	0	78	0	78
Whole Loan Collateral	0	60,921	0	60,921
Other ABS	0	2,010,829	146,039	2,156,868
Sovereign Issues	0	2,932,292	0	2,932,292
Common Stocks
Financials	0	0	34	34
Industrials	0	0	34,173	34,173
Preferred Securities
Banking & Finance	0	45,889	0	45,889
Industrials	0	4,263	0	4,263
Real Estate Investment Trusts
Real Estate	713	0	0	713
Short-Term Instruments
Commercial Paper	0	69,434	0	69,434
Repurchase Agreements	0	326,555	0	326,555
U.S. Treasury Bills	0	50,143	0	50,143

	$713	$58,187,570	$1,112,870	$59,301,153

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Affiliates, at Value
Mutual Funds	$29,556	$0	$0	$29,556
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,809,532	0	0	2,809,532

	$2,839,088	$0	$0	$2,839,088

Total Investments	$2,839,801	$58,187,570	$1,112,870	$62,140,241

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(360,882)	$0	$(360,882)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,693	14,530	0	16,223
Over the counter	0	225,957	283	226,240

	$1,693	$240,487	$283	$242,463

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,027)	(36,547)	0	(38,574)
Over the counter	0	(217,891)	(372)	(218,263)

	$(2,027)	$(254,438)	$(372)	$(256,837)

Total Financial Derivative Instruments	$(334)	$(13,951)	$(89)	$(14,374)

Totals	$2,839,467	$57,812,737	$1,112,781	$61,764,985

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$282,580	$173,354	$(90,566)	$253	$(3,182)	$394	$0	$0	$362,833	$(5,608)
Corporate Bonds & Notes
Banking & Finance	23,224	70,048	(7,239)	378	53	(597)	0	0	85,867	(617)
Industrials	27,600	43,043	0	(2)	0	(84)	0	0	70,557	(84)
Non-Agency Mortgage-Backed Securities	307,200	205,452	(129,914)	1,352	773	6,158	0	(33,306)	357,715	5,855

46	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2025

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(2)
Asset-Backed Securities
Casino Services	$61,118	$0	$(2,471)	$0	$(196)	$(2,799)	$0	$0	$55,652	$(3,160)
Home Equity Other	4,894	0	(1,499)	35	99	76	0	(3,605)	0	18
Whole Loan Collateral	295	0	(222)	1	19	(9)	0	(84)	0	0
Other ABS	64,224	106,945	(21,377)	661	(5,840)	1,426	0	0	146,039	(1,611)
Common Stocks
Financials	0	149	0	0	0	(115)	0	0	34	(115)
Industrials	32,732	0	0	0	0	1,441	0	0	34,173	1,441

	$803,867	$598,991	$(253,288)	$2,678	$(8,275)	$5,892	$0	$(36,995)	$1,112,870	$(3,881)

Financial Derivative Instruments - Assets
Over the counter	$0	$144	$0	$0	$0	$139	$0	$0	$283	$139

Financial Derivative Instruments - Liabilities
Over the counter	$(310)	$0	$(24)	$0	$137	$(175)	$0	$0	$(372)	$(174)

Totals	$803,557	$599,135	$(253,312)	$2,678	$(8,138)	$5,856	$0	$(36,995)	$1,112,781	$(3,916)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average%
Investments in Securities, at Value
Loan Participations and Assignments	$188,714	Discounted Cash Flow	Discount Rate		6.790-9.730	8.110
	53,498	Discounted Cash Flow / Indicative Market Quotation	Discount Rate /Broker Quote	% %	7.261/90.000	—
	69,408	Indicative Market Quotation	Broker Quote		94.338	—
	26,233	Recent Transaction	Purchase Price		100.000	—
	24,980	Third Party Vendor	Broker Quote		100.750	—
Corporate Bonds & Notes
Banking & Finance	33,874	Discounted Cash Flow	Discount Rate		6.150-12.000	7.856
	51,993	Proxy Pricing	Base Price		100.000-101.959	100.177
Industrials	70,557	Discounted Cash Flow	Discount Rate		5.051-7.890	6.768
Non-Agency Mortgage-Backed Securities	308,960	Discounted Cash Flow	Discount Rate		5.598-20.000	7.073
	44,685	Other Valuation Techniques(3)	—		—	—
	4,070	Proxy Pricing	Base Price		117.785	—
Asset-Backed Securities
Casino Services	55,652	Discounted Cash Flow	Discount Rate		6.527	—
Other ABS	94,795	Discounted Cash Flow	Discount Rate		7.110-24.000	9.998
	51,244	Proxy Pricing	Base Price		100.00-120.958	102.835
Common Stocks
Financials	34	Indicative Market Quotation	Broker Quote		4.500	—
Industrials	34,173	Indicative Market Quotation	Broker Quote		$25.188	—

Financial Derivative Instruments - Assets
Over the Counter	283	Indicative Market Quotation	Broker quote		0.329-0.392	0.350

Financial Derivative Instruments - Liabilities
Over the Counter	(372)	Indicative Market Quotation	Broker quote		$92.000

Total	$1,112,781

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	47

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Total Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

The Fund has established MLM 700, a Delaware limited liability company (the “Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

In this reporting period, the Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest

48	PIMCO TOTAL RETURN FUND

March 31, 2025

has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2025, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	49

Notes to Financial Statements	(Cont.)

financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Fund’s consolidated financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Fund has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Fund’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Fund’s consolidated financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Fund’s consolidated financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the

50	PIMCO TOTAL RETURN FUND

March 31, 2025

reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Fund’s consolidated financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the

NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that

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Notes to Financial Statements	(Cont.)

are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

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Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3).Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The Fund may invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s

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website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$2,226,152	$120,130	$0	$0	$11,661	$2,357,943	$121,151	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$753,674	$18,384,275	$(18,687,100)	$685	$55	$451,589	$59,748	$0

Investments in PIMCO Senior Loan Active Exchange-Traded Fund

Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$30,005	$0	$0	$0	$(449)	$29,556	$2,294	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans

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Notes to Financial Statements	(Cont.)

(including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured

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into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so to the extent the Fund invests in REITs, the Fund will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of March 31, 2025, as applicable, are disclosed in the Notes to Consolidated Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date.

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Notes to Financial Statements	(Cont.)

TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty.

Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated

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Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Fund sells a security that it does not own in anticipation that the market price of that security will decline. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2025, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

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Notes to Financial Statements	(Cont.)

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Funds use a specified exchange-traded fund as the underlying instrument for the option contract. The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

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Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take

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an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts

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received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid

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investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities,

including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

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Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Fund’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruptions Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory

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Notes to Financial Statements	(Cont.)

scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

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Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Fund, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.25%	0.21%	0.31%	0.41%(1)	0.21%	0.30%	0.30%	0.30%

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution,

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Notes to Financial Statements	(Cont.)

administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2025, the Distributor retained $3,287,802 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the

Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Fund is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2025, the amount waived and/or reimbursed was $77,902.

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(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2025, for the PIMCO Total Return Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2025, the amount waived and/or reimbursed was $179,735.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Frequent and active trading of the Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$375,400,422	$384,392,673	$8,318,842	$8,058,165

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	931,811	$8,004,760	1,034,633	$8,727,058

I-2	225,487	1,934,429	208,620	1,763,047

I-3	9,406	81,022	8,407	70,875

Administrative Class	21,528	184,741	25,348	212,756

Class A	61,558	529,133	74,145	626,513

Class C	3,435	29,622	3,416	28,874

Class R	8,023	68,886	8,718	73,814
Issued as reinvestment of distributions

Institutional Class	194,923	1,673,295	195,245	1,649,347

I-2	23,359	200,641	18,765	158,495

I-3	816	7,017	669	5,646

Administrative Class	3,481	29,887	3,911	33,040

Class A	19,708	169,228	19,123	161,528

Class C	447	3,840	439	3,707

Class R	1,790	15,371	1,618	13,673
Cost of shares redeemed

Institutional Class	(2,138,547)	(18,394,416)	(1,397,149)	(11,791,599)

I-2	(188,736)	(1,615,383)	(166,837)	(1,409,395)

I-3	(6,812)	(58,653)	(8,645)	(72,895)

Administrative Class	(37,855)	(324,748)	(67,596)	(573,392)

Class A	(139,504)	(1,201,223)	(165,516)	(1,398,554)

Class C	(5,298)	(45,445)	(7,062)	(59,535)

Class R	(11,774)	(100,988)	(13,256)	(111,974)

Net increase (decrease) resulting from Fund share transactions	(1,022,754)	$(8,808,984)	(223,004)	$(1,888,971)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2025, two persons owned of record or beneficially 10% or more of the Fund’s total outstanding shares, comprising 32% of the Fund.

14. BASIS FOR CONSOLIDATION

MLM 700, LLC, a Delaware limited liability company (the “Subsidiary”), was formed on May 7, 2018, as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the Subsidiary as of period end represented 0.01% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

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The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral- Capital(5)	Qualified Late-Year Loss Deferral- Ordinary(6)	Total Components of Distributable Earnings

PIMCO Total Return Fund	$80,088	$0	$(3,315,861)	$(12,692)	$(7,112,697)	$0	$0	$(10,361,162)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, short positions, partnerships, constructive sales, and convertible securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through March 31, 2025, which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through March 31, 2025 and Ordinary losses realized during the period January 1, 2025 through March 31, 2025 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2025, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Total Return Fund	$4,587,927	$2,524,770

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Total Return Fund	$65,660,443	$1,238,738	$(4,547,064)	$(3,308,326)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, short positions, partnerships, constructive sales, and convertible securities.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	71

Notes to Financial Statements	(Cont.)	March 31, 2025

For the fiscal years ended March 31, 2025 and March 31, 2024, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

	March 31, 2025			March 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Total Return Fund	$2,246,269	$0	$0	$1,338,310	$0	$816,748

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

72	PIMCO TOTAL RETURN FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Total Return Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of PIMCO Total Return Fund and its subsidiary (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2025, the related consolidated statement of operations for the year ended March 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights (consolidated) for each of the five years in the period ended March 31, 2025 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2025

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	73

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

BAR	Barclays PLC Corporate RRP/REPO trading	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.

BOM	Bank of Montreal	IND	Crédit Agricole Corporate and Investment Bank S.A.	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	MAA	Mizuho Capital Markets	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co. LLC.

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty

CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona

CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht

CZK	Czech Koruna	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

HUF	Hungarian Forint	NZD	New Zealand Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	EUR001M	1 Month EUR Swap Rate	LIBOR01M	1 Month USD-LIBOR

BOBL	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

CAONREPO	Canadian Overnight Repo Rate Average	FEDL01	Federal funds effective rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:

AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit

ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	RMBS	Residential Mortgage-Backed Security

BABs	Build America Bonds	CMBS	Collateralized Mortgage-Backed Security	TBA	To-Be-Announced

BBR	Bank Bill Rate	DAC	Designated Activity Company	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap

74	PIMCO TOTAL RETURN FUND

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Total Return Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0349	$0.0000	$0.0002	$0.0351

November 2024	$0.0330	$0.0000	$0.0002	$0.0332

December 2024	$0.0344	$0.0000	$0.0004	$0.0348

January 2025	$0.0317	$0.0000	$0.0001	$0.0318

February 2025	$0.0295	$0.0000	$0.0002	$0.0297

March 2025	$0.0348	$0.0000	$0.0002	$0.0350

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0342	$0.0000	$0.0002	$0.0344

November 2024	$0.0323	$0.0000	$0.0002	$0.0325

December 2024	$0.0337	$0.0000	$0.0004	$0.0341

January 2025	$0.0309	$0.0000	$0.0001	$0.0310

February 2025	$0.0289	$0.0000	$0.0002	$0.0291

March 2025	$0.0341	$0.0000	$0.0002	$0.0343

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0338	$0.0000	$0.0002	$0.0340

November 2024	$0.0319	$0.0000	$0.0002	$0.0321

December 2024	$0.0333	$0.0000	$0.0004	$0.0337

January 2025	$0.0306	$0.0000	$0.0001	$0.0307

February 2025	$0.0286	$0.0000	$0.0002	$0.0288

March 2025	$0.0337	$0.0000	$0.0002	$0.0339

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0331	$0.0000	$0.0002	$0.0333

November 2024	$0.0312	$0.0000	$0.0002	$0.0314

December 2024	$0.0327	$0.0000	$0.0003	$0.0330

January 2025	$0.0298	$0.0000	$0.0001	$0.0299

February 2025	$0.0279	$0.0000	$0.0002	$0.0281

March 2025	$0.0331	$0.0000	$0.0002	$0.0333

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0324	$0.0000	$0.0002	$0.0326

November 2024	$0.0305	$0.0000	$0.0002	$0.0307

December 2024	$0.0321	$0.0000	$0.0003	$0.0324

January 2025	$0.0292	$0.0000	$0.0001	$0.0293

February 2025	$0.0273	$0.0000	$0.0002	$0.0275

March 2025	$0.0324	$0.0000	$0.0002	$0.0326

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	75

Distribution Information	(Cont.)	(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0269	$0.0000	$0.0001	$0.0270

November 2024	$0.0251	$0.0000	$0.0001	$0.0252

December 2024	$0.0266	$0.0000	$0.0003	$0.0269

January 2025	$0.0236	$0.0000	$0.0001	$0.0237

February 2025	$0.0225	$0.0000	$0.0001	$0.0226

March 2025	$0.0273	$0.0000	$0.0002	$0.0275

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0305	$0.0000	$0.0002	$0.0307

November 2024	$0.0287	$0.0000	$0.0002	$0.0289

December 2024	$0.0302	$0.0000	$0.0003	$0.0305

January 2025	$0.0273	$0.0000	$0.0001	$0.0274

February 2025	$0.0257	$0.0000	$0.0002	$0.0259

March 2025	$0.0307	$0.0000	$0.0002	$0.0309

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

76	PIMCO TOTAL RETURN FUND

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2025 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Fund intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Fund intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction%	Qualified Dividend Income%	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gains (000s†)

PIMCO Total Return Fund	0.00%	0.00%	$2,246,269	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	77

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

78	PIMCO TOTAL RETURN FUND

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	35,155,639,503.71	541,564,301.84

Kimberley G. Stafford†	35,335,546,173.41	361,657,632.15

Michael J. Berchtold	35,329,119,814.53	368,083,991.02

Jennifer Holden Dunbar	35,291,747,375.28	405,456,430.27

Kym M. Hubbard	35,275,801,900.63	421,401,904.92

Gary F. Kennedy	32,867,722,905.96	2,829,480,899.59

Anne K. Kratky	35,267,192,460.47	430,011,345.09

Steven Lipiner	35,327,604,784.63	369,599,020.93

Peter B. McCarthy	34,965,645,653.53	731,558,152.02

Ronald C. Parker	35,126,210,479.41	570,993,326.14

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	79

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

80	PIMCO TOTAL RETURN FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PIMS0700FSTMAR_033125

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2025

Credit Bond Funds

PIMCO Credit Opportunities Bond Fund

PIMCO Diversified Income Fund

PIMCO ESG Income Fund

PIMCO High Yield Fund

PIMCO High Yield Spectrum Fund

PIMCO Long-Term Credit Bond Fund

PIMCO Low Duration Credit Fund

PIMCO Low Duration Income Fund

PIMCO Preferred and Capital Securities Fund

(1) Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Credit Opportunities Bond Fund, PIMCO Diversified Income Fund, PIMCO ESG Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Bond Fund, PIMCO Low Duration Credit Fund, PIMCO Low Duration Income Fund and PIMCO Preferred and Capital Securities Fund (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other

2	PIMCO CREDIT BOND FUNDS

geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Certain instruments in which a Fund may invest have historically referenced the London Interbank Offered Rate (“LIBOR”) to, among other things, determine payment obligations, financing terms, hedging strategies or investment value. LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. As of June 30, 2023, LIBOR was determined to be no longer representative but certain settings of LIBOR continued to be published synthetically until September 30, 2024. Publication of all LIBOR settings has since permanently ceased. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop (e.g., the Secured Overnight Financing Rate (SOFR) for USD-LIBOR). While the transition from LIBOR has been substantially completed, there remains residual risks associated with the transition that may impact markets or particular investments and, as such, the full impact of the transition on a Fund or the financial instruments in which a Fund invests cannot yet be fully determined. For example, so-called “tough legacy” contracts have LIBOR interest rate provisions with no fallback provisions contemplating the permanent discontinuation of LIBOR, fallback provisions which may have not effectively resulted in a transition away from LIBOR prior to LIBOR’s replacement date or otherwise have inadequate fallback provisions. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on SOFR for tough legacy contracts governed by U.S. law. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts. Certain of a Fund’s investments may have involved individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or were subject to synthetic LIBOR and no assurances can be given that these measures will have had the intended effects.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class C-2	Class R	Diversification Status
PIMCO Credit Opportunities Bond Fund	08/31/11	08/31/11	08/31/11	—	—	08/31/11	08/31/11	—	—	Diversified
PIMCO Diversified Income Fund	07/31/03	07/31/03	04/30/08	04/27/18	10/29/04	07/31/03	07/31/03	—	—	Diversified
PIMCO ESG Income Fund	09/30/20	09/30/20	09/30/20	09/30/20	—	09/30/20	09/30/20	—	—	Diversified
PIMCO High Yield Fund	12/15/92	12/15/92	04/30/08	04/27/18	01/16/95	01/13/97	01/13/97	—	12/31/02	Diversified
PIMCO High Yield Spectrum Fund	09/15/10	09/15/10	09/15/10	04/27/18	—	09/15/10	09/15/10	—	—	Diversified
PIMCO Long-Term Credit Bond Fund	03/31/09	03/31/09	02/29/12	—	—	—	—	—	—	Diversified
PIMCO Low Duration Credit Fund	04/29/11	04/29/11	04/29/11	—	—	04/29/11	04/29/11	—	—	Diversified
PIMCO Low Duration Income Fund	07/30/04	07/30/04	04/30/08	04/27/18	—	07/30/04	09/30/04	10/21/20	—	Diversified
PIMCO Preferred and Capital Securities Fund	04/13/15	04/13/15	04/13/15	04/27/18	—	04/13/15	08/23/19	—	—	Diversified

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	3

Important Information About the Funds	(Cont.)

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO CREDIT BOND FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Credit Opportunities Bond Fund
Institutional Class

03/31/2025	$9.48	$0.56	$0.19	$0.75	$(0.53)	$0.00	$0.00	$(0.53)

03/31/2024	9.29	0.49	0.16	0.65	(0.46)	0.00	0.00	(0.46)

03/31/2023	9.51	0.37	(0.23)	0.14	(0.36)	0.00	0.00	(0.36)

03/31/2022	9.99	0.30	(0.43)	(0.13)	(0.35)	0.00	0.00	(0.35)

03/31/2021	9.07	0.30	0.97	1.27	(0.35)	0.00	0.00	(0.35)
I-2

03/31/2025	9.42	0.54	0.20	0.74	(0.52)	0.00	0.00	(0.52)

03/31/2024	9.23	0.48	0.16	0.64	(0.45)	0.00	0.00	(0.45)

03/31/2023	9.47	0.36	(0.24)	0.12	(0.36)	0.00	0.00	(0.36)

03/31/2022	9.94	0.29	(0.42)	(0.13)	(0.34)	0.00	0.00	(0.34)

03/31/2021	9.03	0.29	0.96	1.25	(0.34)	0.00	0.00	(0.34)
Class A

03/31/2025	9.48	0.52	0.19	0.71	(0.49)	0.00	0.00	(0.49)

03/31/2024	9.29	0.46	0.15	0.61	(0.42)	0.00	0.00	(0.42)

03/31/2023	9.52	0.33	(0.23)	0.10	(0.33)	0.00	0.00	(0.33)

03/31/2022	10.00	0.26	(0.43)	(0.17)	(0.31)	0.00	0.00	(0.31)

03/31/2021	9.08	0.26	0.97	1.23	(0.31)	0.00	0.00	(0.31)
Class C

03/31/2025	9.32	0.43	0.20	0.63	(0.44)	0.00	0.00	(0.44)

03/31/2024	9.14	0.37	0.17	0.54	(0.36)	0.00	0.00	(0.36)

03/31/2023	9.37	0.25	(0.23)	0.02	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.85	0.19	(0.43)	(0.24)	(0.24)	0.00	0.00	(0.24)

03/31/2021	8.95	0.18	0.95	1.13	(0.23)	0.00	0.00	(0.23)

PIMCO Diversified Income Fund
Institutional Class

03/31/2025	$9.57	$0.49	$0.17	$0.66	$(0.52)	$0.00	$0.00	$(0.52)

03/31/2024	9.22	0.42	0.38	0.80	(0.42)	0.00	(0.03)	(0.45)

03/31/2023	10.18	0.37	(0.86)	(0.49)	(0.47)	0.00	0.00	(0.47)

03/31/2022	11.04	0.35	(0.81)	(0.46)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.21	0.34	0.89	1.23	(0.40)	0.00	0.00	(0.40)
I-2

03/31/2025	9.57	0.48	0.17	0.65	(0.51)	0.00	0.00	(0.51)

03/31/2024	9.22	0.41	0.39	0.80	(0.42)	0.00	(0.03)	(0.45)

03/31/2023	10.18	0.36	(0.86)	(0.50)	(0.46)	0.00	0.00	(0.46)

03/31/2022	11.04	0.34	(0.81)	(0.47)	(0.39)	0.00	0.00	(0.39)

03/31/2021	10.21	0.33	0.89	1.22	(0.39)	0.00	0.00	(0.39)
I-3

03/31/2025	9.57	0.48	0.17	0.65	(0.51)	0.00	0.00	(0.51)

03/31/2024	9.22	0.41	0.38	0.79	(0.41)	0.00	(0.03)	(0.44)

03/31/2023	10.18	0.35	(0.86)	(0.51)	(0.45)	0.00	0.00	(0.45)

03/31/2022	11.04	0.34	(0.82)	(0.48)	(0.38)	0.00	0.00	(0.38)

03/31/2021	10.21	0.32	0.90	1.22	(0.39)	0.00	0.00	(0.39)
Administrative Class

03/31/2025	9.57	0.47	0.17	0.64	(0.50)	0.00	0.00	(0.50)

03/31/2024	9.22	0.40	0.38	0.78	(0.40)	0.00	(0.03)	(0.43)

03/31/2023	10.18	0.34	(0.86)	(0.52)	(0.44)	0.00	0.00	(0.44)

03/31/2022	11.04	0.33	(0.82)	(0.49)	(0.37)	0.00	0.00	(0.37)

03/31/2021	10.21	0.31	0.90	1.21	(0.38)	0.00	0.00	(0.38)
Class A

03/31/2025	9.57	0.45	0.17	0.62	(0.48)	0.00	0.00	(0.48)

03/31/2024	9.22	0.38	0.39	0.77	(0.39)	0.00	(0.03)	(0.42)

03/31/2023	10.18	0.33	(0.86)	(0.53)	(0.43)	0.00	0.00	(0.43)

03/31/2022	11.04	0.31	(0.81)	(0.50)	(0.36)	0.00	0.00	(0.36)

03/31/2021	10.21	0.29	0.90	1.19	(0.36)	0.00	0.00	(0.36)
Class C

03/31/2025	9.57	0.38	0.17	0.55	(0.41)	0.00	0.00	(0.41)

03/31/2024	9.22	0.32	0.38	0.70	(0.32)	0.00	(0.03)	(0.35)

03/31/2023	10.18	0.26	(0.86)	(0.60)	(0.36)	0.00	0.00	(0.36)

03/31/2022	11.04	0.23	(0.82)	(0.59)	(0.27)	0.00	0.00	(0.27)

03/31/2021	10.21	0.21	0.90	1.11	(0.28)	0.00	0.00	(0.28)

6	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$9.70	8.06%	$241,078	1.01%		1.05%		0.56%		0.60%		5.75%	279%

9.48	7.13	203,385	0.89	(f)	0.89	(f)	0.82	(f)	0.82	(f)	5.29	320

9.29	1.62	170,305	0.91		0.91		0.90		0.90		3.96	158

9.51	(1.40)	235,277	0.90		0.90		0.90		0.90		3.07	84

9.99	14.06	268,038	0.90		0.90		0.90		0.90		3.10	99

9.64	8.01	150,777	1.11		1.15		0.66		0.70		5.65	279

9.42	7.09	132,752	0.99	(f)	0.99	(f)	0.92	(f)	0.92	(f)	5.20	320

9.23	1.33	105,067	1.01		1.01		1.00		1.00		3.93	158

9.47	(1.39)	123,293	1.00		1.00		1.00		1.00		2.97	84

9.94	13.92	115,116	1.00		1.00		1.00		1.00		3.01	99

9.70	7.67	32,434	1.41		1.45		0.96		1.00		5.34	279

9.48	6.75	23,358	1.29	(f)	1.29	(f)	1.22	(f)	1.22	(f)	4.90	320

9.29	1.13	20,412	1.31		1.31		1.30		1.30		3.58	158

9.52	(1.74)	23,819	1.30		1.30		1.30		1.30		2.65	84

10.00	13.61	19,542	1.30		1.30		1.30		1.30		2.68	99

9.51	6.83	3,716	2.16		2.20		1.71		1.75		4.58	279

9.32	6.00	2,005	2.04	(f)	2.04	(f)	1.97	(f)	1.97	(f)	4.10	320

9.14	0.30	2,244	2.06		2.06		2.05		2.05		2.75	158

9.37	(2.46)	3,656	2.05		2.05		2.05		2.05		1.91	84

9.85	12.73	3,866	2.05		2.05		2.05		2.05		1.91	99

$9.71	7.07%	$2,605,286	0.81%		0.81%		0.75%		0.75%		5.09%	303%

9.57	9.01	2,978,251	0.79		0.79		0.75		0.75		4.59	247

9.22	(4.75)	3,117,435	0.76		0.76		0.75		0.75		3.93	136

10.18	(4.37)	4,022,524	0.75		0.75		0.75		0.75		3.22	94

11.04	12.15	4,132,019	0.77		0.77		0.75		0.75		3.04	110

9.71	6.97	140,053	0.91		0.91		0.85		0.85		5.00	303

9.57	8.90	131,164	0.89		0.89		0.85		0.85		4.49	247

9.22	(4.85)	132,737	0.86		0.86		0.85		0.85		3.79	136

10.18	(4.47)	291,479	0.85		0.85		0.85		0.85		3.07	94

11.04	12.04	670,322	0.87		0.87		0.85		0.85		2.94	110

9.71	6.91	25,460	0.96		1.01		0.90		0.95		4.96	303

9.57	8.85	24,514	0.94		0.99		0.90		0.95		4.43	247

9.22	(4.90)	29,287	0.91		0.96		0.90		0.95		3.78	136

10.18	(4.51)	36,071	0.90		0.95		0.90		0.95		3.09	94

11.04	11.98	27,498	0.92		0.97		0.90		0.95		2.88	110

9.71	6.81	16,653	1.06		1.06		1.00		1.00		4.85	303

9.57	8.74	16,483	1.04		1.04		1.00		1.00		4.37	247

9.22	(5.00)	9,667	1.01		1.01		1.00		1.00		3.60	136

10.18	(4.61)	21,577	1.00		1.00		1.00		1.00		2.99	94

11.04	11.87	10,752	1.02		1.02		1.00		1.00		2.83	110

9.71	6.65	161,573	1.21		1.21		1.15		1.15		4.70	303

9.57	8.58	173,452	1.19		1.19		1.15		1.15		4.19	247

9.22	(5.14)	202,770	1.16		1.16		1.15		1.15		3.52	136

10.18	(4.75)	290,939	1.15		1.15		1.15		1.15		2.81	94

11.04	11.71	361,780	1.17		1.17		1.15		1.15		2.64	110

9.71	5.85	22,116	1.96		1.96		1.90		1.90		3.94	303

9.57	7.78	26,564	1.94		1.94		1.90		1.90		3.44	247

9.22	(5.85)	30,275	1.91		1.91		1.90		1.90		2.76	136

10.18	(5.46)	49,134	1.90		1.90		1.90		1.90		2.05	94

11.04	10.87	67,889	1.92		1.92		1.90		1.90		1.89	110

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO ESG Income Fund
Institutional Class

03/31/2025	$9.31	$0.45	$0.18	$0.63	$(0.49)	$0.00	$(0.03)	$(0.52)

03/31/2024	9.27	0.45	0.00	0.45	(0.41)	0.00	0.00	(0.41)

03/31/2023	10.07	0.35	(0.61)	(0.26)	(0.51)	(0.03)	0.00	(0.54)

03/31/2022	10.35	0.24	(0.25)	(0.01)	(0.27)	0.00	0.00	(0.27)

09/30/2020 - 03/31/2021	10.00	0.10	0.34	0.44	(0.09)	0.00	0.00	(0.09)
I-2

03/31/2025	9.31	0.44	0.18	0.62	(0.48)	0.00	(0.03)	(0.51)

03/31/2024	9.27	0.44	0.00	0.44	(0.40)	0.00	0.00	(0.40)

03/31/2023	10.07	0.34	(0.61)	(0.27)	(0.50)	(0.03)	0.00	(0.53)

03/31/2022	10.35	0.22	(0.24)	(0.02)	(0.26)	0.00	0.00	(0.26)

09/30/2020 - 03/31/2021	10.00	0.09	0.35	0.44	(0.09)	0.00	0.00	(0.09)
I-3

03/31/2025	9.31	0.44	0.17	0.61	(0.47)	0.00	(0.03)	(0.50)

03/31/2024	9.27	0.43	0.01	0.44	(0.40)	0.00	0.00	(0.40)

03/31/2023	10.07	0.30	(0.57)	(0.27)	(0.50)	(0.03)	0.00	(0.53)

03/31/2022	10.35	0.19	(0.21)	(0.02)	(0.26)	0.00	0.00	(0.26)

09/30/2020 - 03/31/2021	10.00	0.09	0.34	0.43	(0.08)	0.00	0.00	(0.08)
Class A

03/31/2025	9.31	0.42	0.17	0.59	(0.45)	0.00	(0.03)	(0.48)

03/31/2024	9.27	0.41	0.01	0.42	(0.38)	0.00	0.00	(0.38)

03/31/2023	10.07	0.31	(0.61)	(0.30)	(0.47)	(0.03)	0.00	(0.50)

03/31/2022	10.35	0.19	(0.24)	(0.05)	(0.23)	0.00	0.00	(0.23)

09/30/2020 - 03/31/2021	10.00	0.07	0.35	0.42	(0.07)	0.00	0.00	(0.07)
Class C

03/31/2025	9.31	0.34	0.18	0.52	(0.38)	0.00	(0.03)	(0.41)

03/31/2024	9.27	0.34	0.01	0.35	(0.31)	0.00	0.00	(0.31)

03/31/2023	10.07	0.23	(0.60)	(0.37)	(0.40)	(0.03)	0.00	(0.43)

03/31/2022	10.35	0.13	(0.26)	(0.13)	(0.15)	0.00	0.00	(0.15)

09/30/2020 - 03/31/2021	10.00	0.03	0.35	0.38	(0.03)	0.00	0.00	(0.03)

PIMCO High Yield Fund
Institutional Class

03/31/2025	$7.97	$0.49	$0.02	$0.51	$(0.50)	$0.00	$0.00	$(0.50)

03/31/2024	7.70	0.43	0.30	0.73	(0.46)	0.00	0.00	(0.46)

03/31/2023	8.51	0.39	(0.63)	(0.24)	(0.42)	(0.15)	0.00	(0.57)

03/31/2022	8.99	0.38	(0.45)	(0.07)	(0.41)	0.00	0.00	(0.41)

03/31/2021	7.94	0.38	1.07	1.45	(0.40)	0.00	0.00	(0.40)
I-2

03/31/2025	7.97	0.48	0.02	0.50	(0.49)	0.00	0.00	(0.49)

03/31/2024	7.70	0.41	0.31	0.72	(0.45)	0.00	0.00	(0.45)

03/31/2023	8.51	0.38	(0.63)	(0.25)	(0.41)	(0.15)	0.00	(0.56)

03/31/2022	8.99	0.37	(0.45)	(0.08)	(0.40)	0.00	0.00	(0.40)

03/31/2021	7.94	0.37	1.07	1.44	(0.39)	0.00	0.00	(0.39)
I-3

03/31/2025	7.97	0.48	0.02	0.50	(0.49)	0.00	0.00	(0.49)

03/31/2024	7.70	0.41	0.31	0.72	(0.45)	0.00	0.00	(0.45)

03/31/2023	8.51	0.38	(0.63)	(0.25)	(0.41)	(0.15)	0.00	(0.56)

03/31/2022	8.99	0.36	(0.44)	(0.08)	(0.40)	0.00	0.00	(0.40)

03/31/2021	7.94	0.36	1.08	1.44	(0.39)	0.00	0.00	(0.39)
Administrative Class

03/31/2025	7.97	0.47	0.02	0.49	(0.48)	0.00	0.00	(0.48)

03/31/2024	7.70	0.41	0.30	0.71	(0.44)	0.00	0.00	(0.44)

03/31/2023	8.51	0.37	(0.63)	(0.26)	(0.40)	(0.15)	0.00	(0.55)

03/31/2022	8.99	0.36	(0.45)	(0.09)	(0.39)	0.00	0.00	(0.39)

03/31/2021	7.94	0.36	1.07	1.43	(0.38)	0.00	0.00	(0.38)
Class A

03/31/2025	7.97	0.46	0.02	0.48	(0.47)	0.00	0.00	(0.47)

03/31/2024	7.70	0.40	0.30	0.70	(0.43)	0.00	0.00	(0.43)

03/31/2023	8.51	0.36	(0.63)	(0.27)	(0.39)	(0.15)	0.00	(0.54)

03/31/2022	8.99	0.35	(0.45)	(0.10)	(0.38)	0.00	0.00	(0.38)

03/31/2021	7.94	0.35	1.07	1.42	(0.37)	0.00	0.00	(0.37)

8	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.42	6.93%	$253,619	1.21%		1.21%		0.50%		0.50%		4.85%		243%

9.31	5.05	210,539	1.00		1.00		0.50		0.50		4.90		261

9.27	(2.50)	204,462	0.55		0.55		0.51		0.51		3.70		320

10.07	(0.09)	155,174	0.52		0.52		0.51		0.51		2.28		50

10.35	4.43	37,125	0.52	*	1.14	*	0.50	*	1.12	*	1.87	*	135

9.42	6.82	29,221	1.31		1.31		0.60		0.60		4.74		243

9.31	4.95	20,454	1.10		1.10		0.60		0.60		4.79		261

9.27	(2.59)	16,996	0.65		0.65		0.61		0.61		3.54		320

10.07	(0.19)	17,691	0.62		0.62		0.61		0.61		2.14		50

10.35	4.38	1,421	0.62	*	1.24	*	0.60	*	1.22	*	1.81	*	135

9.42	6.77	8,841	1.36		1.41		0.65		0.70		4.69		243

9.31	4.89	4,925	1.15		1.20		0.65		0.70		4.74		261

9.27	(2.64)	4,255	0.70		0.75		0.66		0.71		3.11		320

10.07	(0.24)	23,132	0.67		0.72		0.66		0.71		1.91		50

10.35	4.35	45	0.72	*	1.34	*	0.70	*	1.32	*	1.69	*	135

9.42	6.50	2,098	1.61		1.61		0.90		0.90		4.46		243

9.31	4.63	2,240	1.40		1.40		0.90		0.90		4.52		261

9.27	(2.88)	2,319	0.95		0.95		0.91		0.91		3.24		320

10.07	(0.49)	1,809	0.92		0.92		0.91		0.91		1.87		50

10.35	4.23	23	0.92	*	1.54	*	0.90	*	1.52	*	1.46	*	135

9.42	5.72	278	2.36		2.36		1.65		1.65		3.69		243

9.31	3.86	193	2.20	(e)	2.20	(e)	1.65	(e)	1.65	(e)	3.76		261

9.27	(3.62)	96	1.70		1.70		1.66		1.66		2.44		320

10.07	(1.24)	108	1.67		1.67		1.66		1.66		1.21		50

10.35	3.85	90	1.67	*	2.29	*	1.65	*	2.27	*	0.67	*	135

$7.98	6.54%	$7,089,588	0.61%		0.62%		0.54%		0.55%		6.10%		58%

7.97	9.79	7,359,710	0.60		0.60		0.55		0.55		5.54		43

7.70	(2.66)	6,421,111	0.57		0.57		0.55		0.55		4.98		25

8.51	(0.91)	8,042,209	0.56		0.56		0.55		0.55		4.23		26

8.99	18.49	9,472,559	0.56		0.56		0.55		0.55		4.30		29

7.98	6.44	303,734	0.71		0.72		0.64		0.65		6.00		58

7.97	9.68	327,275	0.70		0.70		0.65		0.65		5.40		43

7.70	(2.75)	408,267	0.67		0.67		0.65		0.65		4.88		25

8.51	(1.01)	499,207	0.66		0.66		0.65		0.65		4.14		26

8.99	18.37	482,815	0.66		0.66		0.65		0.65		4.21		29

7.98	6.39	14,391	0.76		0.82		0.69		0.75		5.97		58

7.97	9.63	8,560	0.75		0.80		0.70		0.75		5.33		43

7.70	(2.80)	9,027	0.72		0.77		0.70		0.75		4.90		25

8.51	(1.06)	19,694	0.71		0.76		0.70		0.75		4.02		26

8.99	18.31	50,922	0.71		0.76		0.70		0.75		4.08		29

7.98	6.28	254,696	0.86		0.87		0.79		0.80		5.84		58

7.97	9.52	288,182	0.85		0.85		0.80		0.80		5.27		43

7.70	(2.90)	302,888	0.82		0.82		0.80		0.80		4.74		25

8.51	(1.15)	354,288	0.81		0.81		0.80		0.80		3.98		26

8.99	18.20	393,891	0.81		0.81		0.80		0.80		4.05		29

7.98	6.17	412,663	0.96		0.97		0.89		0.90		5.74		58

7.97	9.41	473,170	0.95		0.95		0.90		0.90		5.17		43

7.70	(3.00)	511,871	0.92		0.92		0.90		0.90		4.64		25

8.51	(1.25)	626,661	0.91		0.91		0.90		0.90		3.89		26

8.99	18.08	666,590	0.91		0.91		0.90		0.90		3.98		29

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO High Yield Fund (Cont.)
Class C

03/31/2025	$7.97	$0.40	$0.02	$0.42	$(0.41)	$0.00	$0.00	$(0.41)

03/31/2024	7.70	0.34	0.30	0.64	(0.37)	0.00	0.00	(0.37)

03/31/2023	8.51	0.30	(0.63)	(0.33)	(0.33)	(0.15)	0.00	(0.48)

03/31/2022	8.99	0.28	(0.45)	(0.17)	(0.31)	0.00	0.00	(0.31)

03/31/2021	7.94	0.28	1.07	1.35	(0.30)	0.00	0.00	(0.30)
Class R

03/31/2025	7.97	0.44	0.02	0.46	(0.45)	0.00	0.00	(0.45)

03/31/2024	7.70	0.38	0.30	0.68	(0.41)	0.00	0.00	(0.41)

03/31/2023	8.51	0.34	(0.63)	(0.29)	(0.37)	(0.15)	0.00	(0.52)

03/31/2022	8.99	0.33	(0.45)	(0.12)	(0.36)	0.00	0.00	(0.36)

03/31/2021	7.94	0.33	1.07	1.40	(0.35)	0.00	0.00	(0.35)

PIMCO High Yield Spectrum Fund
Institutional Class

03/31/2025	$9.03	$0.54	$0.16	$0.70	$(0.60)	$0.00	$0.00	$(0.60)

03/31/2024	8.59	0.49	0.49	0.98	(0.54)	0.00	0.00	(0.54)

03/31/2023	9.49	0.43	(0.67)	(0.24)	(0.66)	0.00	0.00	(0.66)

03/31/2022	10.03	0.41	(0.46)	(0.05)	(0.49)	0.00	0.00	(0.49)

03/31/2021	8.58	0.45	1.47	1.92	(0.47)	0.00	0.00	(0.47)
I-2

03/31/2025	9.03	0.52	0.17	0.69	(0.59)	0.00	0.00	(0.59)

03/31/2024	8.59	0.48	0.49	0.97	(0.53)	0.00	0.00	(0.53)

03/31/2023	9.49	0.43	(0.68)	(0.25)	(0.65)	0.00	0.00	(0.65)

03/31/2022	10.03	0.40	(0.46)	(0.06)	(0.48)	0.00	0.00	(0.48)

03/31/2021	8.58	0.44	1.47	1.91	(0.46)	0.00	0.00	(0.46)
I-3

03/31/2025	9.03	0.52	0.16	0.68	(0.58)	0.00	0.00	(0.58)

03/31/2024	8.59	0.47	0.50	0.97	(0.53)	0.00	0.00	(0.53)

03/31/2023	9.49	0.41	(0.66)	(0.25)	(0.65)	0.00	0.00	(0.65)

03/31/2022	10.03	0.39	(0.45)	(0.06)	(0.48)	0.00	0.00	(0.48)

03/31/2021	8.58	0.43	1.48	1.91	(0.46)	0.00	0.00	(0.46)
Class A

03/31/2025	9.03	0.51	0.15	0.66	(0.56)	0.00	0.00	(0.56)

03/31/2024	8.59	0.46	0.49	0.95	(0.51)	0.00	0.00	(0.51)

03/31/2023	9.49	0.40	(0.67)	(0.27)	(0.63)	0.00	0.00	(0.63)

03/31/2022	10.03	0.38	(0.46)	(0.08)	(0.46)	0.00	0.00	(0.46)

03/31/2021	8.58	0.42	1.47	1.89	(0.44)	0.00	0.00	(0.44)
Class C

03/31/2025	9.03	0.44	0.16	0.60	(0.50)	0.00	0.00	(0.50)

03/31/2024	8.59	0.40	0.48	0.88	(0.44)	0.00	0.00	(0.44)

03/31/2023	9.49	0.34	(0.67)	(0.33)	(0.57)	0.00	0.00	(0.57)

03/31/2022	10.03	0.30	(0.46)	(0.16)	(0.38)	0.00	0.00	(0.38)

03/31/2021	8.58	0.36	1.46	1.82	(0.37)	0.00	0.00	(0.37)

PIMCO Long-Term Credit Bond Fund
Institutional Class

03/31/2025	$8.95	$0.40	$(0.04)	$0.36	$(0.45)	$0.00	$(0.02)	$(0.47)

03/31/2024	9.11	0.36	(0.10)	0.26	(0.40)	0.00	(0.02)	(0.42)

03/31/2023	10.87	0.39	(1.64)	(1.25)	(0.45)	(0.06)	0.00	(0.51)

03/31/2022	12.28	0.48	(0.98)	(0.50)	(0.57)	(0.34)	0.00	(0.91)

03/31/2021	12.08	0.50	0.74	1.24	(0.58)	(0.46)	0.00	(1.04)
I-2

03/31/2025	8.95	0.39	(0.04)	0.35	(0.44)	0.00	(0.02)	(0.46)

03/31/2024	9.11	0.35	(0.10)	0.25	(0.39)	0.00	(0.02)	(0.41)

03/31/2023	10.87	0.38	(1.63)	(1.25)	(0.45)	(0.06)	0.00	(0.51)

03/31/2022	12.28	0.47	(0.98)	(0.51)	(0.56)	(0.34)	0.00	(0.90)

03/31/2021	12.08	0.49	0.73	1.22	(0.56)	(0.46)	0.00	(1.02)

10	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$7.98	5.38%	$12,931	1.71%	1.72%	1.64%	1.65%	4.99%	58%

7.97	8.60	14,776	1.70	1.70	1.65	1.65	4.42	43

7.70	(3.73)	17,186	1.67	1.67	1.65	1.65	3.87	25

8.51	(1.99)	25,894	1.66	1.66	1.65	1.65	3.13	26

8.99	17.20	35,990	1.66	1.66	1.65	1.65	3.25	29

7.98	5.91	38,411	1.21	1.22	1.14	1.15	5.50	58

7.97	9.14	34,687	1.20	1.20	1.15	1.15	4.93	43

7.70	(3.24)	32,258	1.17	1.17	1.15	1.15	4.40	25

8.51	(1.50)	35,351	1.16	1.16	1.15	1.15	3.64	26

8.99	17.79	36,138	1.16	1.16	1.15	1.15	3.71	29

$9.13	7.89%	$365,260	0.69%	0.69%	0.61%	0.61%	5.89%	60%

9.03	11.80	153,871	0.65	0.65	0.60	0.60	5.68	50

8.59	(2.24)	96,560	0.62	0.62	0.60	0.60	4.94	51

9.49	(0.59)	135,530	0.61	0.61	0.60	0.60	4.10	43

10.03	22.77	170,488	0.62	0.62	0.60	0.60	4.67	39

9.13	7.78	32,449	0.79	0.79	0.71	0.71	5.74	60

9.03	11.69	140,892	0.75	0.75	0.70	0.70	5.56	50

8.59	(2.33)	122,281	0.72	0.72	0.70	0.70	4.87	51

9.49	(0.69)	151,560	0.71	0.71	0.70	0.70	4.04	43

10.03	22.65	238,069	0.72	0.72	0.70	0.70	4.60	39

9.13	7.73	679	0.84	0.89	0.76	0.81	5.73	60

9.03	11.63	770	0.80	0.85	0.75	0.80	5.44	50

8.59	(2.38)	11,785	0.77	0.82	0.75	0.80	4.71	51

9.49	(0.74)	2,249	0.76	0.81	0.75	0.80	3.94	43

10.03	22.59	3,621	0.77	0.82	0.75	0.80	4.41	39

9.13	7.52	45,911	1.04	1.04	0.96	0.96	5.53	60

9.03	11.42	45,235	1.00	1.00	0.95	0.95	5.31	50

8.59	(2.58)	40,642	0.97	0.97	0.95	0.95	4.63	51

9.49	(0.93)	48,680	0.96	0.96	0.95	0.95	3.80	43

10.03	22.35	54,395	0.97	0.97	0.95	0.95	4.43	39

9.13	6.72	4,776	1.79	1.79	1.71	1.71	4.78	60

9.03	10.59	4,703	1.75	1.75	1.70	1.70	4.57	50

8.59	(3.31)	4,222	1.72	1.72	1.70	1.70	3.87	51

9.49	(1.67)	5,249	1.71	1.71	1.70	1.70	3.06	43

10.03	21.44	5,265	1.72	1.72	1.70	1.70	3.72	39

$8.84	4.13%	$3,089,982	1.24%	1.24%	0.55%	0.55%	4.49%	222%

8.95	3.04	3,120,547	1.51	1.51	0.55	0.55	4.12	140

9.11	(11.30)	2,916,169	0.99	0.99	0.55	0.55	4.27	85

10.87	(4.81)	3,512,411	0.57	0.57	0.55	0.55	3.86	59

12.28	9.84	3,483,341	0.59	0.59	0.55	0.55	3.79	103

8.84	4.03	185,957	1.34	1.34	0.65	0.65	4.38	222

8.95	2.94	199,970	1.61	1.61	0.65	0.65	4.05	140

9.11	(11.39)	104,751	1.09	1.09	0.65	0.65	4.16	85

10.87	(4.90)	110,710	0.67	0.67	0.65	0.65	3.76	59

12.28	9.73	133,698	0.69	0.69	0.65	0.65	3.69	103

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration Credit Fund
Institutional Class

03/31/2025	$9.02	$0.67	$(0.02)	$0.65	$(0.66)	$0.00	$0.00	$(0.66)

03/31/2024	8.74	0.64	0.27	0.91	(0.63)	0.00	0.00	(0.63)

03/31/2023	9.09	0.44	(0.29)	0.15	(0.50)	0.00	0.00	(0.50)

03/31/2022	9.31	0.34	(0.18)	0.16	(0.34)	(0.04)	0.00	(0.38)

03/31/2021	8.63	0.31	0.70	1.01	(0.33)	0.00	0.00	(0.33)
I-2

03/31/2025	9.02	0.66	(0.02)	0.64	(0.65)	0.00	0.00	(0.65)

03/31/2024	8.74	0.63	0.27	0.90	(0.62)	0.00	0.00	(0.62)

03/31/2023	9.09	0.46	(0.32)	0.14	(0.49)	0.00	0.00	(0.49)

03/31/2022	9.31	0.33	(0.18)	0.15	(0.33)	(0.04)	0.00	(0.37)

03/31/2021	8.63	0.31	0.69	1.00	(0.32)	0.00	0.00	(0.32)
Class A

03/31/2025	9.02	0.64	(0.02)	0.62	(0.63)	0.00	0.00	(0.63)

03/31/2024	8.74	0.61	0.27	0.88	(0.60)	0.00	0.00	(0.60)

03/31/2023	9.09	0.46	(0.33)	0.13	(0.48)	0.00	0.00	(0.48)

03/31/2022	9.31	0.31	(0.18)	0.13	(0.31)	(0.04)	0.00	(0.35)

03/31/2021	8.63	0.29	0.70	0.99	(0.31)	0.00	0.00	(0.31)
Class C

03/31/2025	9.02	0.58	(0.03)	0.55	(0.56)	0.00	0.00	(0.56)

03/31/2024	8.74	0.54	0.28	0.82	(0.54)	0.00	0.00	(0.54)

03/31/2023	9.09	0.40	(0.34)	0.06	(0.41)	0.00	0.00	(0.41)

03/31/2022	9.31	0.24	(0.18)	0.06	(0.24)	(0.04)	0.00	(0.28)

03/31/2021	8.63	0.21	0.71	0.92	(0.24)	0.00	0.00	(0.24)

PIMCO Low Duration Income Fund
Institutional Class

03/31/2025	$8.01	$0.43	$0.18	$0.61	$(0.49)	$0.00	$0.00	$(0.49)

03/31/2024	7.78	0.37	0.25	0.62	(0.37)	0.00	(0.02)	(0.39)

03/31/2023	8.29	0.29	(0.27)	0.02	(0.53)	0.00	0.00	(0.53)

03/31/2022	8.67	0.23	(0.35)	(0.12)	(0.26)	0.00	0.00	(0.26)

03/31/2021	7.95	0.25	0.75	1.00	(0.23)	0.00	(0.05)	(0.28)
I-2

03/31/2025	8.01	0.42	0.18	0.60	(0.48)	0.00	0.00	(0.48)

03/31/2024	7.78	0.36	0.25	0.61	(0.36)	0.00	(0.02)	(0.38)

03/31/2023	8.29	0.28	(0.27)	0.01	(0.52)	0.00	0.00	(0.52)

03/31/2022	8.67	0.22	(0.34)	(0.12)	(0.26)	0.00	0.00	(0.26)

03/31/2021	7.95	0.24	0.75	0.99	(0.22)	0.00	(0.05)	(0.27)
I-3

03/31/2025	8.01	0.42	0.18	0.60	(0.48)	0.00	0.00	(0.48)

03/31/2024	7.78	0.36	0.25	0.61	(0.36)	0.00	(0.02)	(0.38)

03/31/2023	8.29	0.27	(0.26)	0.01	(0.52)	0.00	0.00	(0.52)

03/31/2022	8.67	0.21	(0.34)	(0.13)	(0.25)	0.00	0.00	(0.25)

03/31/2021	7.95	0.24	0.75	0.99	(0.22)	0.00	(0.05)	(0.27)
Class A

03/31/2025	8.01	0.39	0.19	0.58	(0.46)	0.00	0.00	(0.46)

03/31/2024	7.78	0.34	0.25	0.59	(0.34)	0.00	(0.02)	(0.36)

03/31/2023	8.29	0.26	(0.27)	(0.01)	(0.50)	0.00	0.00	(0.50)

03/31/2022	8.67	0.19	(0.34)	(0.15)	(0.23)	0.00	0.00	(0.23)

03/31/2021	7.95	0.22	0.75	0.97	(0.20)	0.00	(0.05)	(0.25)
Class C

03/31/2025	8.01	0.37	0.18	0.55	(0.43)	0.00	0.00	(0.43)

03/31/2024	7.78	0.32	0.25	0.57	(0.32)	0.00	(0.02)	(0.34)

03/31/2023	8.29	0.23	(0.27)	(0.04)	(0.47)	0.00	0.00	(0.47)

03/31/2022	8.67	0.17	(0.35)	(0.18)	(0.20)	0.00	0.00	(0.20)

03/31/2021	7.95	0.19	0.75	0.94	(0.17)	0.00	(0.05)	(0.22)
Class C-2

03/31/2025	8.01	0.35	0.19	0.54	(0.42)	0.00	0.00	(0.42)

03/31/2024	7.78	0.30	0.25	0.55	(0.30)	0.00	(0.02)	(0.32)

03/31/2023	8.29	0.22	(0.27)	(0.05)	(0.46)	0.00	0.00	(0.46)

03/31/2022	8.67	0.15	(0.34)	(0.19)	(0.19)	0.00	0.00	(0.19)

10/21/2020 - 03/31/2021	8.47	0.08	0.20	0.28	(0.03)	0.00	(0.05)	(0.08)

12	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.01	7.40%	$98,727	0.78%	0.78%	0.71%	0.71%	7.39%	66%

9.02	10.82	97,677	0.75	0.75	0.70	0.70	7.29	91

8.74	1.84	97,086	0.73	0.73	0.70	0.70	5.04	32

9.09	1.74	348,698	0.73	0.73	0.70	0.70	3.63	134

9.31	11.85	210,739	0.73	0.73	0.70	0.70	3.42	184

9.01	7.29	7,492	0.88	0.88	0.81	0.81	7.28	66

9.02	10.71	6,546	0.85	0.85	0.80	0.80	7.16	91

8.74	1.74	8,418	0.83	0.83	0.80	0.80	5.21	32

9.09	1.64	12,997	0.83	0.83	0.80	0.80	3.52	134

9.31	11.74	22,046	0.83	0.83	0.80	0.80	3.34	184

9.01	7.08	39,939	1.08	1.08	1.01	1.01	7.10	66

9.02	10.49	41,115	1.05	1.05	1.00	1.00	6.98	91

8.74	1.53	51,962	1.03	1.03	1.00	1.00	5.21	32

9.09	1.43	64,194	1.03	1.03	1.00	1.00	3.32	134

9.31	11.52	54,219	1.03	1.03	1.00	1.00	3.16	184

9.01	6.28	4,089	1.83	1.83	1.76	1.76	6.36	66

9.02	9.70	4,862	1.80	1.80	1.75	1.75	6.23	91

8.74	0.77	6,278	1.78	1.78	1.75	1.75	4.51	32

9.09	0.68	6,818	1.78	1.78	1.75	1.75	2.57	134

9.31	10.68	9,975	1.78	1.78	1.75	1.75	2.34	184

$8.13	7.85%	$4,459,461	0.53%	0.53%	0.50%	0.50%	5.30%	719%

8.01	8.19	3,414,615	0.81	0.81	0.50	0.50	4.78	588

7.78	0.31	2,805,010	0.59	0.59	0.50	0.50	3.61	447

8.29	(1.41)	3,636,332	0.50	0.50	0.50	0.50	2.63	581

8.67	12.72	2,204,463	0.54	0.54	0.51	0.51	2.96	410

8.13	7.75	4,219,118	0.63	0.63	0.60	0.60	5.23	719

8.01	8.08	4,414,452	0.91	0.91	0.60	0.60	4.67	588

7.78	0.21	4,565,042	0.69	0.69	0.60	0.60	3.52	447

8.29	(1.51)	5,060,851	0.60	0.60	0.60	0.60	2.55	581

8.67	12.61	3,109,079	0.64	0.64	0.61	0.61	2.85	410

8.13	7.69	143,388	0.68	0.73	0.65	0.70	5.14	719

8.01	8.05	98,762	0.96	1.01	0.65	0.70	4.61	588

7.78	0.17	97,886	0.74	0.79	0.65	0.70	3.43	447

8.29	(1.56)	133,106	0.65	0.70	0.65	0.70	2.49	581

8.67	12.57	87,455	0.69	0.74	0.66	0.71	2.82	410

8.13	7.42	2,340,549	0.93	0.93	0.90	0.90	4.89	719

8.01	7.76	1,684,002	1.21	1.21	0.90	0.90	4.37	588

7.78	(0.09)	1,575,385	0.99	0.99	0.90	0.90	3.19	447

8.29	(1.80)	2,061,864	0.90	0.90	0.90	0.90	2.23	581

8.67	12.28	1,784,043	0.94	0.94	0.91	0.91	2.55	410

8.13	7.10	218,188	1.23	1.23	1.20	1.20	4.60	719

8.01	7.44	183,766	1.51	1.51	1.20	1.20	4.07	588

7.78	(0.39)	184,647	1.29	1.29	1.20	1.20	2.91	447

8.29	(2.10)	224,472	1.20	1.20	1.20	1.20	1.93	581

8.67	11.95	212,807	1.24	1.24	1.21	1.21	2.25	410

8.13	6.89	14,678	1.43	1.43	1.40	1.40	4.38	719

8.01	7.23	9,273	1.71	1.71	1.40	1.40	3.88	588

7.78	(0.59)	7,983	1.49	1.49	1.40	1.40	2.71	447

8.29	(2.29)	9,357	1.40	1.40	1.40	1.40	1.77	581

8.67	3.35	3,209	1.44 *	1.44 *	1.41 *	1.41 *	2.04 *	410

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Preferred and Capital Securities Fund (Consolidated)
Institutional Class

03/31/2025	$9.07	$0.51	$0.22	$0.73	$(0.49)	$0.00	$0.00	$(0.49)

03/31/2024	8.26	0.46	0.80	1.26	(0.34)	0.00	(0.11)	(0.45)

03/31/2023	10.24	0.43	(1.63)	(1.20)	(0.69)	(0.09)	0.00	(0.78)

03/31/2022	11.10	0.38	(0.62)	(0.24)	(0.41)	(0.21)	0.00	(0.62)

03/31/2021	9.23	0.40	1.88	2.28	(0.41)	0.00	0.00	(0.41)
I-2

03/31/2025	9.05	0.50	0.22	0.72	(0.49)	0.00	0.00	(0.49)

03/31/2024	8.24	0.45	0.80	1.25	(0.33)	0.00	(0.11)	(0.44)

03/31/2023	10.21	0.41	(1.61)	(1.20)	(0.68)	(0.09)	0.00	(0.77)

03/31/2022	11.08	0.36	(0.62)	(0.26)	(0.40)	(0.21)	0.00	(0.61)

03/31/2021	9.21	0.39	1.88	2.27	(0.40)	0.00	0.00	(0.40)
I-3

03/31/2025	9.02	0.50	0.22	0.72	(0.48)	0.00	0.00	(0.48)

03/31/2024	8.22	0.45	0.79	1.24	(0.33)	0.00	(0.11)	(0.44)

03/31/2023	10.19	0.41	(1.61)	(1.20)	(0.68)	(0.09)	0.00	(0.77)

03/31/2022	11.06	0.35	(0.61)	(0.26)	(0.40)	(0.21)	0.00	(0.61)

03/31/2021	9.20	0.38	1.88	2.26	(0.40)	0.00	0.00	(0.40)
Class A

03/31/2025	9.02	0.48	0.21	0.69	(0.46)	0.00	0.00	(0.46)

03/31/2024	8.22	0.43	0.79	1.22	(0.31)	0.00	(0.11)	(0.42)

03/31/2023	10.18	0.39	(1.60)	(1.21)	(0.66)	(0.09)	0.00	(0.75)

03/31/2022	11.05	0.33	(0.61)	(0.28)	(0.38)	(0.21)	0.00	(0.59)

03/31/2021	9.19	0.36	1.88	2.24	(0.38)	0.00	0.00	(0.38)
Class C

03/31/2025	8.98	0.41	0.21	0.62	(0.40)	0.00	0.00	(0.40)

03/31/2024	8.18	0.36	0.80	1.16	(0.25)	0.00	(0.11)	(0.36)

03/31/2023	10.15	0.32	(1.61)	(1.29)	(0.59)	(0.09)	0.00	(0.68)

03/31/2022	11.03	0.25	(0.62)	(0.37)	(0.30)	(0.21)	0.00	(0.51)

03/31/2021	9.19	0.28	1.87	2.15	(0.31)	0.00	0.00	(0.31)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

(f)	Effective January 2, 2024, the Fund’s Investment advisory fees was decreased by 0.30% to an annual rate of 0.30%.
(g)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

14	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.31	8.25%	$439,361	1.02%	1.14%	0.78%	0.90%	5.54%	66%

9.07	15.58	567,307	1.13	1.22	0.79	0.88	5.43	49

8.26	(12.22)	691,702	1.02	1.11	0.79	0.88	4.55	19

10.24	(2.40)	1,500,453	0.79	0.88	0.79	0.88	3.38	22

11.10	24.86	1,216,087	0.81	0.91	0.79	0.89	3.74	59

9.28	8.07	180,150	1.12	1.24	0.88	1.00	5.44	66

9.05	15.50	141,163	1.23	1.32	0.89	0.98	5.33	49

8.24	(12.25)	171,685	1.12	1.21	0.89	0.98	4.43	19

10.21	(2.58)	397,056	0.89	0.98	0.89	0.98	3.28	22

11.08	24.81	318,242	0.91	1.01	0.89	0.99	3.65	59

9.26	8.18	37,337	1.17	1.34	0.93	1.10	5.39	66

9.02	15.39	37,009	1.28	1.42	0.94	1.08	5.29	49

8.22	(12.27)	35,392	1.17	1.31	0.94	1.08	4.44	19

10.19	(2.65)	42,097	0.94	1.08	0.94	1.08	3.20	22

11.06	24.68	42,310	0.96	1.11	0.94	1.09	3.60	59

9.25	7.81	97,227	1.37	1.49	1.13	1.25	5.20	66

9.02	15.16	128,324	1.48	1.57	1.14	1.23	5.08	49

8.22	(12.40)	148,669	1.37	1.46	1.14	1.23	4.19	19

10.18	(2.82)	306,012	1.14	1.23	1.14	1.23	3.01	22

11.05	24.46	302,567	1.16	1.26	1.14	1.24	3.40	59

9.20	7.02	14,620	2.12	2.24	1.88	2.00	4.45	66

8.98	14.42	14,244	2.23	2.32	1.89	1.98	4.34	49

8.18	(13.13)	15,784	2.12	2.21	1.89	1.98	3.47	19

10.15	(3.56)	22,897	1.89	1.98	1.89	1.98	2.27	22

11.03	23.53	20,136	1.91	2.01	1.89	1.99	2.65	59

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	15

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund

Assets:

Investments, at value
Investments in securities*	$453,191	$3,148,298	$398,716	$7,758,063	$446,565	$4,113,999	$141,909	$16,165,259
Investments in Affiliates	39,401	242,178	0	485,566	2,812	40,681	3,559	1,232,613
Financial Derivative Instruments
Exchange-traded or centrally cleared	284	1,494	213	762	20	2,538	5	15,816
Over the counter	676	6,406	500	141	726	2,853	0	48,803
Cash	0	148	1,612	0	888	0	188	0
Deposits with counterparty	13,391	13,321	6,096	12,235	5,548	9,087	1,776	12,911
Foreign currency, at value	683	4,259	697	749	311	3,536	10	33,527
Receivable for investments sold	374	19,353	5	21,122	2,331	151,498	9,650	3,720
Receivable for TBA investments sold	106,543	1,062,850	186,863	0	0	811,187	0	10,912,617
Receivable for Fund shares sold	1,725	9,492	68	10,765	176	287	13	36,155
Interest and/or dividends receivable	4,250	33,797	2,293	123,716	7,019	43,471	1,391	62,293
Dividends receivable from Affiliates	0	876	0	966	10	148	6	4,648
Reimbursement receivable from PIMCO	19	1	0	124	0	0	0	6
Prepaid expenses	0	0	0	0	0	0	0	0
Total Assets	620,537	4,542,473	597,063	8,414,209	466,406	5,179,285	158,507	28,528,368

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$8,835	$18,307	$28,758	$10,428	$0	$548,259	$0	$0
Payable for sale-buyback transactions	0	0	7,603	0	0	10,259	0	0
Payable for short sales	16,260	77,426	16,168	0	0	4,870	0	419,940
Financial Derivative Instruments
Exchange-traded or centrally cleared	494	1,294	390	1,116	22	1,986	4	20,880
Over the counter	2,538	14,818	1,315	309	3,423	6,459	0	46,670
Payable for investments purchased	8,131	32,230	0	237,679	12,630	15,268	7,552	142,325
Payable for investments in Affiliates purchased	0	906	0	994	10	148	6	4,802
Payable for investments purchased on a delayed-delivery basis	290	2,223	160	0	0	1,274	0	19,351
Payable for TBA investments purchased	154,831	1,407,259	247,570	0	0	1,301,226	0	16,357,790
Payable for unfunded loan commitments	0	3,162	0	4,453	198	322	201	8,757
Deposits from counterparty	552	4,824	257	0	0	5,836	0	67,807
Payable for Fund shares redeemed	353	6,339	654	19,531	550	4,939	391	34,428
Distributions payable	0	644	11	3,519	262	242	3	4,329
Overdraft due to custodian	20	0	0	5,813	0	805	0	126
Accrued investment advisory fees	101	1,054	57	1,631	105	781	49	2,684
Accrued supervisory and administrative fees	117	740	61	2,021	112	666	39	2,440
Accrued distribution fees	2	17	0	66	3	0	2	57
Accrued servicing fees	7	37	1	93	10	0	9	501
Foreign capital gains tax payable	1	52	1	0	0	6	0	99
Other liabilities	0	0	0	142	6	0	4	0
Total Liabilities	192,532	1,571,332	303,006	287,795	17,331	1,903,346	8,260	17,132,986

Commitments and Contingent Liabilities^

Net Assets	$428,005	$2,971,141	$294,057	$8,126,414	$449,075	$3,275,939	$150,247	$11,395,382

Net Assets Consist of:

Paid in capital	$487,645	$3,627,518	$310,875	$8,905,387	$531,861	$4,191,431	$239,162	$12,311,027
Distributable earnings (accumulated loss)	(59,640)	(656,377)	(16,818)	(778,973)	(82,786)	(915,492)	(88,915)	(915,645)

Net Assets	$428,005	$2,971,141	$294,057	$8,126,414	$449,075	$3,275,939	$150,247	$11,395,382

Cost of investments in securities	$455,635	$3,330,707	$407,987	$7,845,693	$454,777	$4,541,617	$141,875	$16,586,498
Cost of investments in Affiliates	$39,963	$241,834	$0	$487,597	$2,812	$40,681	$3,560	$1,232,801
Cost of foreign currency held	$674	$4,263	$697	$750	$313	$3,724	$10	$33,576
Proceeds received on short sales	$16,160	$77,684	$16,170	$0	$0	$4,861	$0	$417,962
Cost or premiums of financial derivative instruments, net	$2,916	$19,716	$2,639	$18,754	$4,527	$61,852	$1,129	$66,517

* Includes repurchase agreements of:	$13,034	$0	$2,700	$157,600	$0	$0	$0	$10,900

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

16	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund

Net Assets:
Institutional Class	$241,078	$2,605,286	$253,619	$7,089,588	$365,260	$3,089,982	$98,727	$4,459,461
I-2	150,777	140,053	29,221	303,734	32,449	185,957	7,492	4,219,118
I-3	N/A	25,460	8,841	14,391	679	N/A	N/A	143,388
Administrative Class	N/A	16,653	N/A	254,696	N/A	N/A	N/A	N/A
Class A	32,434	161,573	2,098	412,663	45,911	N/A	39,939	2,340,549
Class C	3,716	22,116	278	12,931	4,776	N/A	4,089	218,188
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	14,678
Class R	N/A	N/A	N/A	38,411	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	24,842	268,297	26,937	888,130	40,010	349,683	10,955	548,237
I-2	15,638	14,423	3,104	38,049	3,555	21,044	832	518,667
I-3	N/A	2,622	939	1,803	75	N/A	N/A	17,627
Administrative Class	N/A	1,715	N/A	31,906	N/A	N/A	N/A	N/A
Class A	3,344	16,639	223	51,696	5,029	N/A	4,432	287,728
Class C	390	2,278	29	1,620	523	N/A	454	26,822
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1,804
Class R	N/A	N/A	N/A	4,812	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.70	$9.71	$9.42	$7.98	$9.13	$8.84	$9.01	$8.13
I-2	9.64	9.71	9.42	7.98	9.13	8.84	9.01	8.13
I-3	N/A	9.71	9.42	7.98	9.13	N/A	N/A	8.13
Administrative Class	N/A	9.71	N/A	7.98	N/A	N/A	N/A	N/A
Class A	9.70	9.71	9.42	7.98	9.13	N/A	9.01	8.13
Class C	9.51	9.71	9.42	7.98	9.13	N/A	9.01	8.13
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.13
Class R	N/A	N/A	N/A	7.98	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	17

Consolidated Statement of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Preferred and Capital Securities Fund

Assets:

Investments, at value
Investments in securities	$746,680
Investments in Affiliates	22,683
Financial Derivative Instruments
Exchange-traded or centrally cleared	974
Over the counter	572
Cash	16,880
Deposits with counterparty	8,325
Foreign currency, at value	1,120
Receivable for investments sold	319
Receivable for Fund shares sold	689
Interest and/or dividends receivable	8,684
Dividends receivable from Affiliates	115
Reimbursement receivable from PIMCO	84
Total Assets	807,125

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$28,467
Financial Derivative Instruments
Exchange-traded or centrally cleared	616
Over the counter	6,000
Payable for investments purchased	1,946
Payable for investments in Affiliates purchased	119
Deposits from counterparty	284
Payable for Fund shares redeemed	363
Accrued investment advisory fees	333
Accrued supervisory and administrative fees	271
Accrued distribution fees	9
Accrued servicing fees	22
Total Liabilities	38,430

Commitments and Contingent Liabilities^

Net Assets	$768,695

Net Assets Consist of:
Paid in capital	$1,081,479
Distributable earnings (accumulated loss)	(312,784)

Net Assets	$768,695

Cost of investments in securities	$774,413
Cost of investments in Affiliates	$22,665
Cost of foreign currency held	$1,117
Cost or premiums of financial derivative instruments, net	$1,891

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

18	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

PIMCO Preferred and Capital Securities Fund

Net Assets:

Institutional Class	$439,361
I-2	180,150
I-3	37,337
Class A	97,227
Class C	14,620

Shares Issued and Outstanding:

Institutional Class	47,169
I-2	19,405
I-3	4,033
Class A	10,506
Class C	1,589

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.31
I-2	9.28
I-3	9.26
Class A	9.25
Class C	9.20

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	19

Statements of Operations

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund

Investment Income:

Interest, net of foreign taxes*	$24,536	$166,388	$16,297	$530,430	$24,041	$187,041	$12,179	$576,624
Dividends, net of foreign taxes**	10	572	74	9	201	908	0	2,753
Dividends from Investments in Affiliates	1,700	12,684	0	16,782	49	3,020	202	30,529
Miscellaneous income	81	419	0	995	44	90	60	0
Total Income	26,327	180,063	16,371	548,216	24,335	191,059	12,441	609,906

Expenses:

Investment advisory fees	1,167	13,742	674	20,451	1,112	9,993	609	31,314
Supervisory and administrative fees	1,349	9,631	716	25,372	1,248	8,533	487	28,618
Distribution and/or servicing fees - Administrative Class	N/A	41	N/A	683	N/A	N/A	N/A	N/A
Distribution and/or servicing fees - Class A	63	416	6	1,114	113	N/A	102	4,817
Distribution and/or servicing fees - Class C	27	243	2	133	48	N/A	44	1,080
Distribution and/or servicing fees - Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	88
Distribution and/or servicing fees - Class R	N/A	N/A	N/A	182	N/A	N/A	N/A	N/A
Trustee fees	3	22	2	56	2	23	1	69
Interest expense	1,735	1,686	1,929	5,484	282	23,075	109	3,091
Miscellaneous expense	2	18	7	26	17	10	11	39
Total Expenses	4,346	25,799	3,336	53,501	2,822	41,634	1,363	69,116
Waiver and/or Reimbursement by PIMCO	(138)	(13)	(4)	(974)	0	0	0	(59)
Net Expenses	4,208	25,786	3,332	52,527	2,822	41,634	1,363	69,057

Net Investment Income (Loss)	22,119	154,277	13,039	495,689	21,513	149,425	11,078	540,849

Net Realized Gain (Loss):

Investments in securities	1,236	(139,182)	(923)	(78,199)	(3,158)	(112,730)	827	(5,671)
Investments in Affiliates	0	(490)	0	167	1	(69)	2	713
Exchange-traded or centrally cleared financial derivative instruments	2,144	13,087	1,191	6,582	3,502	16,671	618	76,854
Over the counter financial derivative instruments	2,396	25,829	388	1,848	4,603	14,957	597	86,034
Short sales	(23)	0	0	12	0	0	1	36
Foreign currency	(58)	(819)	(42)	(96)	(96)	(2,183)	0	(6,555)

Net Realized Gain (Loss)	5,695	(101,575)	614	(69,686)	4,852	(83,354)	2,045	151,411

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	2,454	176,035	7,065	98,072	5,751	78,395	(1,831)	151,260

Investments in Affiliates	(628)	637	0	(3,267)	0	0	(1)	(158)

Exchange-traded or centrally cleared financial derivative instruments	2,184	(11,765)	(1,764)	(2,801)	(2,330)	(10,094)	(264)	(49,711)

Over the counter financial derivative instruments	(1,883)	(10,427)	(934)	(976)	(3,156)	(4,056)	(420)	(6,511)

Short sales	31	0	0	9	0	0	0	(7)

Foreign currency assets and liabilities	60	166	(11)	27	34	813	0	(2,417)

Net Change in Unrealized Appreciation (Depreciation)	2,218	154,646	4,356	91,064	299	65,058	(2,516)	92,456

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,032	$207,348	$18,009	$517,067	$26,664	$131,129	$10,607	$784,716

* Foreign tax withholdings	$1	$40	$0	$0	$0	$0	$0	$156

** Foreign tax withholdings - Dividends	$0	$0	$0	$0	$0	$0	$0	$1

*** Foreign capital gains tax	$0	$0	$0	$0	$0	$0	$0	$394

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Consolidated Statement of Operations

Year Ended March 31, 2025
(Amounts in thousands†)	PIMCO Preferred and Capital Securities Fund

Investment Income:

Interest	$52,171
Dividends	2,761
Dividends from Investments in Affiliates	2,686
Total Income	57,618

Expenses:

Investment advisory fees	4,589
Supervisory and administrative fees	3,719
Distribution and/or servicing fees - Class A	277
Distribution and/or servicing fees - Class C	132
Trustee fees	7
Interest expense	2,102
Miscellaneous expense	10
Total Expenses	10,836
Waiver and/or Reimbursement by PIMCO	(1,050)
Net Expenses	9,786

Net Investment Income (Loss)	47,832

Net Realized Gain (Loss):

Investments in securities	1,381
Investments in Affiliates	53
Exchange-traded or centrally cleared financial derivative instruments	(3,065)
Over the counter financial derivative instruments	8,795
Foreign currency	(734)

Net Realized Gain (Loss)	6,430

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	17,518
Investments in Affiliates	(5)
Exchange-traded or centrally cleared financial derivative instruments	3,036
Over the counter financial derivative instruments	(6,472)
Foreign currency assets and liabilities	93

Net Change in Unrealized Appreciation (Depreciation)	14,170

Net Increase (Decrease) in Net Assets Resulting from Operations	$68,432

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	21

Statements of Changes in Net Assets

	PIMCO Credit Opportunities Bond Fund		PIMCO Diversified Income Fund		PIMCO ESG Income Fund		PIMCO High Yield Fund

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$22,119	$16,622	$154,277	$150,298	$13,039	$10,934	$495,689	$441,425
Net realized gain (loss)	5,695	(10,787)	(101,575)	(101,574)	614	(8,372)	(69,686)	(240,804)
Net change in unrealized appreciation (depreciation)	2,218	16,882	154,646	230,868	4,356	7,821	91,064	546,385

Net Increase (Decrease) in Net Assets Resulting from Operations	30,032	22,717	207,348	279,592	18,009	10,383	517,067	747,006

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(12,294)	(9,309)	(144,768)	(135,917)	(12,283)	(9,068)	(441,649)	(407,330)
I-2	(7,647)	(5,523)	(6,905)	(5,706)	(1,264)	(781)	(19,284)	(20,762)
I-3	N/A	N/A	(1,399)	(1,008)	(332)	(179)	(652)	(682)
Administrative Class	N/A	N/A	(839)	(584)	N/A	N/A	(16,305)	(17,395)
Class A	(1,352)	(989)	(8,310)	(8,028)	(107)	(93)	(26,164)	(26,764)
Class C	(132)	(80)	(1,030)	(944)	(10)	(4)	(683)	(736)
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	(2,047)	(1,704)

Tax basis return of capital
Institutional Class	0	0	0	(8,865)	(763)	0	0	0
I-2	0	0	0	(380)	(80)	0	0	0
I-3	N/A	N/A	0	(68)	(21)	0	0	0
Administrative Class	N/A	N/A	0	(40)	N/A	N/A	0	0
Class A	0	0	0	(573)	(7)	0	0	0
Class C	0	0	0	(82)	(1)	0	0	0
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	0	0

Total Distributions(a)	(21,425)	(15,901)	(163,251)	(162,195)	(14,868)	(10,125)	(506,784)	(475,373)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	57,898	56,656	(423,384)	(289,140)	52,565	9,965	(390,229)	532,119

Total Increase (Decrease) in Net Assets	66,505	63,472	(379,287)	(171,743)	55,706	10,223	(379,946)	803,752

Net Assets:

Beginning of year	361,500	298,028	3,350,428	3,522,171	238,351	228,128	8,506,360	7,702,608
End of year	$428,005	$361,500	$2,971,141	$3,350,428	$294,057	$238,351	$8,126,414	$8,506,360

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

22	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

PIMCO High Yield Spectrum Fund		PIMCO Long-Term Credit Bond Fund		PIMCO Low Duration Credit Fund		PIMCO Low Duration Income Fund

Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024

$21,513	$16,555	$149,425	$124,311	$11,078	$10,117	$540,849	$412,034
4,852	(9,257)	(83,354)	(175,601)	2,045	(6,647)	151,411	(256,141)
299	25,871	65,058	148,727	(2,516)	11,170	92,456	548,275

26,664	33,169	131,129	97,437	10,607	14,640	784,716	704,168

(15,447)	(7,466)	(156,434)	(130,542)	(7,260)	(6,209)	(238,023)	(134,617)
(5,366)	(7,764)	(10,041)	(7,205)	(503)	(509)	(254,346)	(198,415)
(38)	(316)	N/A	N/A	N/A	N/A	(7,051)	(4,121)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(2,775)	(2,469)	N/A	N/A	(2,843)	(2,915)	(110,982)	(69,009)
(263)	(225)	N/A	N/A	(275)	(328)	(10,660)	(7,317)
N/A	N/A	N/A	N/A	N/A	N/A	(622)	(329)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

0	0	(8,704)	(6,774)	0	0	0	(5,806)
0	0	(571)	(380)	0	0	0	(8,739)
0	0	N/A	N/A	N/A	N/A	0	(184)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
0	0	N/A	N/A	0	0	0	(3,249)
0	0	N/A	N/A	0	0	0	(370)
N/A	N/A	N/A	N/A	N/A	N/A	0	(17)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(23,889)	(18,240)	(175,750)	(144,901)	(10,881)	(9,961)	(621,684)	(432,173)

100,829	55,052	43	347,061	321	(18,223)	1,427,480	296,922

103,604	69,981	(44,578)	299,597	47	(13,544)	1,590,512	568,917

345,471	275,490	3,320,517	3,020,920	150,200	163,744	9,804,870	9,235,953
$449,075	$345,471	$3,275,939	$3,320,517	$150,247	$150,200	$11,395,382	$9,804,870

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	23

Consolidated Statements of Changes in Net Assets

	PIMCO Preferred and Capital Securities Fund

(Amounts in thousands†)	Year Ended March 31, 2025	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$47,832	$52,989
Net realized gain (loss)	6,430	(83,650)
Net change in unrealized appreciation (depreciation)	14,170	170,383

Net Increase (Decrease) in Net Assets Resulting from Operations	68,432	139,722

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(29,474)	(26,018)
I-2	(7,772)	(5,613)
I-3	(2,142)	(971)
Class A	(5,364)	(5,036)
Class C	(581)	(427)

Tax basis return of capital
Institutional Class	0	(8,517)
I-2	0	(1,973)
I-3	0	(321)
Class A	0	(1,831)
Class C	0	(194)

Total Distributions(a)	(45,333)	(50,901)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(142,451)	(264,006)

Total Increase (Decrease) in Net Assets	(119,352)	(175,185)

Net Assets:

Beginning of year	888,047	1,063,232
End of year	$768,695	$888,047

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

24	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 8.1%

AI Aqua Merger Sub, Inc.
7.323% due 07/31/2028	$1,692	$1,678

Applied Systems, Inc.
7.049% due 02/24/2031 •	695	695

BCPE Empire Holdings, Inc.
7.575% due 12/11/2030	2,080	2,054

BDO U.S.A PC
9.325% due 08/31/2028 «	1,261	1,265

BJ’s Wholesale Club, Inc.
6.064% due 02/03/2029 •	100	101

Cloud Software Group, Inc.
7.799% due 03/30/2029 ~	1,253	1,243
8.049% due 03/21/2031 ~	434	430

Concentra Health Services, Inc.
6.325% due 07/26/2031 «	399	399

Cotiviti Corp.
7.073% due 05/01/2031 •	891	873

CPPIB Capital, Inc.
7.049% due 08/20/2031 •	1,990	1,980

Cube Industrials Buyer, Inc.
7.793% due 10/17/2031 ~	300	298

Fleet U.S. Bidco, Inc.
7.055% due 02/21/2031 «~	819	818

GBT U.S. LLC
6.802% due 07/28/2031	399	398

Hilton Domestic Operating Co., Inc.
6.070% due 11/08/2030 •	1,200	1,200

INEOS U.S. Finance LLC
7.325% due 02/07/2031	299	287

Jane Street Group LLC
6.313% due 12/15/2031 ~	399	395

JetBlue Airways Corp.
9.055% due 08/27/2029 •	597	580

Kaseya, Inc.
TBD% due 03/22/2032	2,100	2,096

Lifepoint Health, Inc.
8.052% due 05/17/2031 ~	1,687	1,640

Live Nation Entertainment, Inc.
TBD% due 10/19/2026	3,491	3,491

Mauser Packaging Solutions Holding Co.
7.323% due 04/15/2027 ~	987	985

MH Sub LLC
8.575% due 05/03/2028 •	1,492	1,421

Modena Buyer LLC
8.791% due 07/01/2031 ~	598	580

Nuvei Technologies Corp.
7.325% due 11/17/2031 •	650	647

Olympus Water U.S. Holding Corp.
7.299% due 06/20/2031	1,506	1,485

Pegasus Bidco BV
7.573% due 07/12/2029 «•	297	297

Primo Brands Corp.
6.549% due 03/31/2028	395	394

Proofpoint, Inc.
7.325% due 08/31/2028 ~	99	99

Rockpoint Gas Storage Partners LP
1.000% due 09/18/2031 ~	700	697

Stonepeak Nile Parent LLC
TBD% due 02/04/2032	300	299

Tempur Sealy International, inc.
6.810% - 6.825% due 10/24/2031 ~	200	200

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	2,300	2,274

TIH Insurance Holdings LLC
7.049% due 05/06/2031 ~	781	778

Trans Union LLC
6.075% due 06/24/2031 ~	893	891

TransDigm, Inc.
6.799% due 01/19/2032	199	198

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UFC Holdings LLC
6.580% due 11/21/2031 •		$299	$299

UKG, Inc.
7.300% due 02/10/2031 ~		993	991

Vistra Zero Operating Co. LLC
6.325% due 04/30/2031 ~		199	193

Whatabrands LLC
6.825% due 08/03/2028 •		99	99

Total Loan Participations and Assignments (Cost $34,972)			34,748

CORPORATE BONDS & NOTES 63.2%

BANKING & FINANCE 24.2%

AIB Group PLC
6.250% due 06/23/2025 ~(e)(g)	EUR	800	870

Akelius Residential Property Financing BV
1.125% due 01/11/2029		900	889

Alexandria Real Estate Equities, Inc.
5.500% due 10/01/2035		$1,000	1,005

Allstate Corp.
7.523% due 08/15/2053 ~		300	301

Ally Financial, Inc.
4.750% due 06/09/2027		1,500	1,499

American Assets Trust LP
3.375% due 02/01/2031		400	353

American Homes 4 Rent LP
3.375% due 07/15/2051		1,000	663

American Tower Corp.
2.700% due 04/15/2031		1,400	1,238
2.950% due 01/15/2051		3,775	2,386
3.650% due 03/15/2027		100	98
5.800% due 11/15/2028		600	622

Antares Holdings LP
3.750% due 07/15/2027		250	239

Ares Capital Corp.
5.950% due 07/15/2029		700	712
7.000% due 01/15/2027		300	309

Ares Strategic Income Fund
5.600% due 02/15/2030		300	296

Assured Guaranty U.S. Holdings, Inc.
6.125% due 09/15/2028		200	210

Athene Global Funding
5.322% due 11/13/2031		600	601
5.583% due 01/09/2029		400	409

Aviation Capital Group LLC
1.950% due 09/20/2026		100	96
3.500% due 11/01/2027		1,986	1,919

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		2,600	2,435

Bank of America Corp.
4.948% due 07/22/2028 •		2,900	2,924

Barclays PLC
6.375% due 12/15/2025 ~(e)(g)	GBP	800	1,034
7.125% due 06/15/2025 ~(e)(g)		800	1,035

BBVA Bancomer SA
8.450% due 06/29/2038 •(g)		$1,900	1,987
8.450% due 06/29/2038 ~(g)		900	941

BGC Group, Inc.
4.375% due 12/15/2025		100	100
6.150% due 04/02/2030 (a)		200	199
6.600% due 06/10/2029		100	103

Blue Owl Finance LLC
3.125% due 06/10/2031		2,100	1,845

BNP Paribas SA
7.375% due 06/11/2030 ~(e)(g)	EUR	800	930

Boost Newco Borrower LLC
7.500% due 01/15/2031		$300	312

BPCE SA
1.500% due 01/13/2042 ~(g)	EUR	1,600	1,676
7.003% due 10/19/2034 •		$2,900	3,160

Canary Wharf Group Investment Holdings PLC
3.375% due 04/23/2028	GBP	1,800	2,100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Charles Schwab Corp.
6.196% due 11/17/2029 •		$600	$633

Citadel LP
6.000% due 01/23/2030		100	102

Citibank NA
5.570% due 04/30/2034		250	257

Commerzbank AG
6.125% due 10/09/2025 ~(e)(g)	EUR	800	873

Corebridge Global Funding
4.900% due 01/07/2028		$100	101

Credit Agricole SA
7.250% due 09/23/2028 ~(e)(g)	EUR	700	804

Crown Castle, Inc.
5.600% due 06/01/2029		$2,700	2,760

EPR Properties
3.600% due 11/15/2031		1,200	1,072
4.500% due 06/01/2027		150	148
4.950% due 04/15/2028		200	198

Fairfax Financial Holdings Ltd.
6.000% due 12/07/2033		50	52

Ford Motor Credit Co. LLC
3.375% due 11/13/2025 (k)		800	791
4.389% due 01/08/2026		1,800	1,790
5.800% due 03/05/2027		250	251
5.850% due 05/17/2027		1,000	1,005

Freedom Mortgage Holdings LLC
9.125% due 05/15/2031		900	907
9.250% due 02/01/2029		300	305

GA Global Funding Trust
5.400% due 01/13/2030		150	153

GGAM Finance Ltd.
8.000% due 02/15/2027		700	718

Global Atlantic Fin Co.
3.125% due 06/15/2031		900	794

GLP Capital LP
4.000% due 01/15/2031		400	373
6.750% due 12/01/2033		400	425

Goldman Sachs Group, Inc.
5.734% due 01/28/2056 ~		600	598

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		900	890

HAT Holdings LLC
3.375% due 06/15/2026		1,300	1,262
8.000% due 06/15/2027		1,000	1,036

Highwoods Realty LP
3.050% due 02/15/2030		543	485
4.200% due 04/15/2029		1,300	1,247

Hudson Pacific Properties LP
3.950% due 11/01/2027		406	359
4.650% due 04/01/2029		100	76
5.950% due 02/15/2028		100	87

Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		600	483
6.625% due 06/20/2033		1,700	1,821
7.200% due 11/28/2033		1,300	1,443
7.700% due 09/17/2025 •(e)(g)		800	801

Invitation Homes Operating Partnership LP
2.700% due 01/15/2034		600	489
5.500% due 08/15/2033		2,300	2,316

Itau Unibanco Holding SA
6.000% due 02/27/2030		800	818

JPMorgan Chase & Co.
3.540% due 05/01/2028 •		6,000	5,881

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	316	337

Kilroy Realty LP
3.050% due 02/15/2030 (k)		$1,100	979
4.750% due 12/15/2028		200	197

Lazard Group LLC
6.000% due 03/15/2031		100	104

Lloyds Banking Group PLC
4.947% due 06/27/2025 ~(e)(g)	EUR	800	866

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	25

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley
4.889% due 07/20/2033 •		$4,450	$4,385
5.656% due 04/18/2030 •		200	206

Mutual of Omaha Cos. Global Funding
5.800% due 07/27/2026		50	51

NE Property BV
2.000% due 01/20/2030	EUR	900	899

Newmark Group, Inc.
7.500% due 01/12/2029		$1,300	1,365

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		1,600	1,443

Nomura Holdings, Inc.
1.851% due 07/16/2025		900	893

Pacific Life Global Funding
4.961% due 01/27/2028 ~		800	802

Piedmont Operating Partnership LP
2.750% due 04/01/2032		1,100	889
9.250% due 07/20/2028		500	551

RGA Global Funding
5.500% due 01/11/2031		100	103

Rocket Mortgage LLC
2.875% due 10/15/2026 (k)		1,800	1,726

Sagax Euro Mtn NL BV
1.000% due 05/17/2029	EUR	900	880

Santander Holdings USA, Inc.
5.473% due 03/20/2029 ~		$100	101

SLM Corp.
3.125% due 11/02/2026		2,400	2,320

Sumitomo Mitsui Financial Group, Inc.
5.632% due 01/15/2035		800	822

UBS Group AG
4.988% due 08/05/2033 •		1,400	1,375
6.537% due 08/12/2033 •		600	643
9.016% due 11/15/2033 •		1,900	2,322

UniCredit SpA
7.500% due 06/03/2026 ~(e)(g)	EUR	800	896

Wells Fargo & Co.
3.526% due 03/24/2028 •		$200	196
5.198% due 01/23/2030 •		1,000	1,017

Weyerhaeuser Co.
4.000% due 04/15/2030		2,000	1,928
4.000% due 03/09/2052		3,025	2,274
4.750% due 05/15/2026		600	601
7.375% due 03/15/2032		2,142	2,407

			103,678

INDUSTRIALS 34.8%

ADT Security Corp.
4.875% due 07/15/2032		1,400	1,308

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		712	710

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		400	402

Altice France SA
5.125% due 07/15/2029		1,060	832

American Airlines Pass-Through Trust
3.200% due 12/15/2029		189	180
3.375% due 11/01/2028		157	153
3.575% due 07/15/2029		60	58
3.700% due 04/01/2028		97	95

American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/2028		1,800	1,723

Amgen, Inc.
5.250% due 03/02/2033		2,700	2,740

Archer Norge AS
9.500% due 02/25/2030		375	387

AS Mileage Plan IP Ltd.
5.021% due 10/20/2029		1,100	1,078

Ashtead Capital, Inc.
5.950% due 10/15/2033		200	203

Becton Dickinson & Co.
3.828% due 06/07/2032	EUR	200	219

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Berkeley Group PLC
2.500% due 08/11/2031	GBP	900	$938

Block, Inc.
3.500% due 06/01/2031		$1,800	1,584

Boeing Co.
3.950% due 08/01/2059		2,350	1,603
5.705% due 05/01/2040		300	292
5.805% due 05/01/2050		500	476
5.930% due 05/01/2060		500	471

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		800	760
5.950% due 08/04/2033		100	100

Boparan Finance PLC
9.375% due 11/07/2029	GBP	1,800	2,243

Boston Scientific Corp.
2.650% due 06/01/2030		$3,641	3,319

Broadcom, Inc.
5.150% due 11/15/2031		100	101

Burberry Group PLC
5.750% due 06/20/2030	GBP	200	253

CAB SELAS
3.375% due 02/01/2028 (k)	EUR	1,323	1,347

Cameron LNG LLC
2.902% due 07/15/2031		$1,500	1,330

Canadian Pacific Railway Co.
2.450% due 12/02/2031		2,100	1,812

Carnival Corp.
5.750% due 03/15/2030		900	897

Centene Corp.
2.450% due 07/15/2028		2,100	1,918

Cerved Group SpA
6.000% due 02/15/2029	EUR	2,000	2,025

CGI, Inc.
1.450% due 09/14/2026		$100	96

Chanel Ceres PLC
1.000% due 07/31/2031	EUR	4,200	3,982

Charter Communications Operating LLC
3.950% due 06/30/2062		$300	184
6.100% due 06/01/2029		700	723
6.150% due 11/10/2026		100	102

Cheniere Energy Partners LP
3.250% due 01/31/2032 (k)		2,300	2,025
5.750% due 08/15/2034		1,500	1,522

Choice Hotels International, Inc.
3.700% due 01/15/2031		550	504

Chord Energy Corp.
6.750% due 03/15/2033		1,100	1,095

Cidron Aida Finco SARL
5.000% due 04/01/2028 (k)	EUR	1,100	1,200

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		$700	704

Constellation Brands, Inc.
2.250% due 08/01/2031		1,800	1,526

Coterra Energy, Inc.
5.400% due 02/15/2035		400	394

Cox Communications, Inc.
3.500% due 08/15/2027		800	780

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		1,850	1,705

Diamondback Energy, Inc.
5.400% due 04/18/2034		2,000	1,997

DT Midstream, Inc.
5.800% due 12/15/2034		125	126

ELO SACA
2.875% due 01/29/2026	EUR	500	530
4.875% due 12/08/2028		1,000	970
5.875% due 04/17/2028		1,000	1,023

Energy Transfer LP
5.000% due 05/15/2044		$1,100	950

Enterprise Products Operating LLC
4.950% due 02/15/2035		1,000	986

Esercizi Aeroportuali SEA SpA
3.500% due 10/09/2025	EUR	800	867

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Essent Group Ltd.
6.250% due 07/01/2029		$100	$103

Expand Energy Corp.
5.700% due 01/15/2035		100	100

FirstEnergy Pennsylvania Electric Co.
5.150% due 03/30/2026		100	101

Fiserv, Inc.
3.500% due 07/01/2029		2,200	2,093

Flora Food Management BV
6.875% due 07/02/2029	EUR	900	990

Fortinet, Inc.
2.200% due 03/15/2031		$1,200	1,044

Grifols SA
2.250% due 11/15/2027	EUR	1,700	1,768

HCA, Inc.
3.500% due 09/01/2030		$2,700	2,505
5.450% due 09/15/2034		100	99
5.950% due 09/15/2054		200	192

Hologic, Inc.
3.250% due 02/15/2029		1,150	1,062

Hyundai Capital America
5.500% due 03/30/2026		300	303
5.511% due 08/04/2025 ~		300	301

Imperial Brands Finance Netherlands BV
5.250% due 02/15/2031	EUR	2,800	3,258

INEOS Finance PLC
5.625% due 08/15/2030		400	433

Ingevity Corp.
3.875% due 11/01/2028		$800	747

International Distribution Services PLC
7.375% due 09/14/2030	GBP	700	937

JetBlue Airways Corp.
9.875% due 09/20/2031		$2,325	2,297

John Lewis PLC
4.250% due 12/18/2034	GBP	2,150	2,166

JT International Financial Services BV
3.875% due 09/28/2028		$800	780

Las Vegas Sands Corp.
3.900% due 08/08/2029		4,900	4,613
5.900% due 06/01/2027		1,400	1,423

Leidos, Inc.
2.300% due 02/15/2031		3,800	3,269

Live Nation Entertainment, Inc.
3.750% due 01/15/2028 (k)		2,100	2,003
6.500% due 05/15/2027		800	809

Mahle GmbH
2.375% due 05/14/2028	EUR	2,100	2,044

Manuchar Group SARL
7.250% due 06/30/2027		800	865

Market Bidco Finco PLC
4.750% due 11/04/2027		1,900	1,994

Mars, Inc.
4.800% due 03/01/2030		$600	604

Marvell Technology, Inc.
5.750% due 02/15/2029		70	72

Mattel, Inc.
3.375% due 04/01/2026		2,500	2,466

MGM China Holdings Ltd.
5.250% due 06/18/2025		1,900	1,894

Mileage Plus Holdings LLC
6.500% due 06/20/2027		45	45

Moody’s Corp.
3.100% due 11/29/2061		1,200	737

MSCI, Inc.
3.625% due 11/01/2031		3,800	3,443

NetApp, Inc.
5.500% due 03/17/2032		100	101

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028 «		500	410

Northern Star Resources Ltd.
6.125% due 04/11/2033		50	52

26	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Occidental Petroleum Corp.
5.000% due 08/01/2027		$100	$100
5.200% due 08/01/2029		100	100

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028 (k)		200	185

Permian Resources Operating LLC
5.375% due 01/15/2026		600	598

Pinnacle Bidco PLC
8.250% due 10/11/2028	EUR	1,800	2,043

PRA Health Sciences, Inc.
2.875% due 07/15/2026		$1,000	971

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		1,700	1,675
5.500% due 04/01/2028		1,800	1,794
5.625% due 09/30/2031		600	590

Sealed Air Corp.
1.573% due 10/15/2026		1,300	1,237

Silgan Holdings, Inc.
1.400% due 04/01/2026		900	869

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		206	192

Stonepeak Nile Parent LLC
7.250% due 03/15/2032		500	510

Stryker Corp.
1.000% due 12/03/2031	EUR	1,600	1,496

Synthos SA
2.500% due 06/07/2028		1,100	1,097

Teva Pharmaceutical Finance Netherlands BV
3.150% due 10/01/2026		$1,800	1,747

Thames Water Utilities Finance PLC
1.250% due 01/31/2032	EUR	1,000	787

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (c)	GBP	6	7

TopBuild Corp.
4.125% due 02/15/2032		$1,100	980

Ubisoft Entertainment SA
0.878% due 11/24/2027	EUR	900	881

United Airlines Pass-Through Trust
5.800% due 07/15/2037		$573	583
5.875% due 04/15/2029		43	43

United Rentals North America, Inc.
3.875% due 11/15/2027		2,600	2,514

Var Energi ASA
8.000% due 11/15/2032		1,300	1,465

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		4,600	4,262
3.875% due 11/01/2033		1,125	969
4.125% due 08/15/2031		1,300	1,182

Venture Global LNG, Inc.
9.500% due 02/01/2029		1,000	1,073

Virgin Media Secured Finance PLC
4.125% due 08/15/2030	GBP	1,150	1,273
4.250% due 01/15/2030		100	113

Viridien
8.500% due 10/15/2030	EUR	375	416
10.000% due 10/15/2030		$300	308

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		400	400

Walgreens Boots Alliance, Inc.
2.125% due 11/20/2026	EUR	2,000	2,119

Williams Cos., Inc.
5.150% due 03/15/2034		$3,900	3,850

Wintershall Dea Finance 2 BV
2.499% due 04/20/2026 ~(e)	EUR	1,200	1,269

Woodside Finance Ltd.
3.700% due 03/15/2028		$600	582
4.500% due 03/04/2029		1,900	1,874

Yorkshire Water Finance PLC
6.375% due 11/18/2034	GBP	2,300	3,016

			148,841

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 4.2%

Anglian Water Osprey Financing PLC
4.000% due 03/08/2026	GBP	1,300	$1,634

BP Capital Markets PLC
3.250% due 03/22/2026 ~(e)	EUR	800	862

Clearway Energy Operating LLC
4.750% due 03/15/2028		$875	849

CMS Energy Corp.
2.950% due 02/15/2027		100	97

Constellation Energy Generation LLC
6.125% due 01/15/2034		1,800	1,898

Edison International
6.250% due 03/15/2030		300	304
6.950% due 11/15/2029		100	104

EP Infrastructure AS
1.698% due 07/30/2026	EUR	800	847
1.816% due 03/02/2031		100	95
2.045% due 10/09/2028		100	102

FirstEnergy Corp.
2.250% due 09/01/2030		$1,700	1,479

Gazprom PJSC Via Gaz Finance PLC
2.950% due 01/27/2029		1,500	1,024

ONEOK, Inc.
5.550% due 11/01/2026		1,500	1,520

Pacific Gas & Electric Co.
2.500% due 02/01/2031		400	344
3.300% due 12/01/2027		200	192
3.950% due 12/01/2047		1,200	878
4.550% due 07/01/2030		400	387

Southern California Edison Co.
1.200% due 02/01/2026		1,100	1,067

TDC Net AS
5.186% due 08/02/2029	EUR	2,100	2,360

Vistra Operations Co. LLC
5.125% due 05/13/2025		$500	501
6.950% due 10/15/2033		1,307	1,405

			17,949

Total Corporate Bonds & Notes (Cost $268,662)			270,468

U.S. GOVERNMENT AGENCIES 17.8%

Freddie Mac
6.154% due 11/25/2055 «•		353	233

Ginnie Mae, TBA
6.000% due 05/01/2055		700	710

Uniform Mortgage-Backed Security
3.000% due 05/01/2052		180	157
4.000% due 11/01/2053		961	897
4.500% due 07/01/2052 - 01/01/2053		13,560	12,996
5.000% due 08/01/2052 - 08/01/2053		2,635	2,591

Uniform Mortgage-Backed Security, TBA
5.500% due 05/01/2055		8,300	8,282
6.000% due 05/01/2055 - 06/01/2055		23,600	23,933
6.500% due 06/01/2055		25,500	26,252

Total U.S. Government Agencies (Cost $75,249)			76,051

U.S. TREASURY OBLIGATIONS 4.7%

U.S. Treasury Bonds
4.625% due 02/15/2055		4,169	4,198

U.S. Treasury Inflation Protected Securities (d)
2.125% due 04/15/2029		5,730	5,901

U.S. Treasury Notes
4.125% due 10/31/2029		9,900	9,974

Total U.S. Treasury Obligations (Cost $19,692)			20,073

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%

American Home Mortgage Investment Trust
6.440% due 11/25/2045 ~	$30	$11

Banc of America Funding Trust
4.825% due 09/20/2047 ~	265	231
7.000% due 10/25/2037	104	74

Banc of America Mortgage Trust
4.109% due 10/25/2035 •	322	259

BCAP LLC Trust
4.875% due 05/25/2047 ~	95	87
6.000% due 07/26/2037 •	74	66

Bear Stearns ALT-A Trust
4.052% due 04/25/2037 ~	256	179

Bear Stearns Asset-Backed Securities Trust
4.785% due 12/25/2035 •	237	114

BX Trust
5.332% due 02/15/2039 •	307	306

Chase Mortgage Finance Trust
5.707% due 09/25/2036 •	47	41

CIM Trust
5.000% due 05/25/2062 ~	619	617

Citigroup Mortgage Loan Trust
6.000% due 11/25/2036	17	17

Countrywide Alternative Loan Trust
4.624% due 09/20/2046 ~	48	49
4.735% due 06/25/2035 •	234	151
4.815% due 07/25/2046 ~	44	46
4.815% due 09/25/2046 •	200	194
4.835% due 04/25/2035 •	221	170
5.055% due 11/25/2035 •	87	82
5.735% due 10/25/2035 •	124	87
5.750% due 07/25/2035	92	57
6.000% due 08/25/2036 •	203	117
6.000% due 05/25/2037	594	250

Countrywide Home Loan Mortgage Pass-Through Trust
4.157% due 09/25/2037 ~	57	52
5.750% due 07/25/2037	83	39
6.000% due 10/25/2034	3	3

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060	623	546
4.394% due 12/29/2037 •	3,806	1,996
6.000% due 07/25/2036	581	280

DBGS Mortgage Trust
5.829% due 10/15/2036 •	1,000	993

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.585% due 02/25/2047 •	1,607	904
4.635% due 08/25/2037 ~	56	44

First Horizon Alternative Mortgage Securities Trust
4.705% due 08/25/2035 ~	49	41
6.000% due 05/25/2036	6	2

IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037	253	104

IndyMac INDX Mortgage Loan Trust
4.073% due 11/25/2035 •	220	209
4.346% due 05/25/2037 •	77	66
4.935% due 02/25/2037 •	203	134

Lux Trust
7.010% due 08/15/2040 •	500	506

MASTR Adjustable Rate Mortgages Trust
7.530% due 11/25/2034 ~	58	57

Merrill Lynch Alternative Note Asset Trust
4.655% due 03/25/2037 ~	1,746	414

Morgan Stanley Mortgage Loan Trust
3.455% due 11/25/2037 •	243	170

Residential Accredit Loans, Inc. Trust
4.085% due 12/26/2034 ~	215	74
4.785% due 08/25/2035 •	304	243
5.679% due 07/25/2035 •	14	13

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036	11	9

VASA Trust
5.334% due 07/15/2039 ~	500	486

WaMu Mortgage Pass-Through Certificates Trust
4.356% due 12/25/2036 •	90	82

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	27

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.433% due 07/25/2047 •	$51	$43

Total Non-Agency Mortgage-Backed Securities (Cost $13,080)		10,715

ASSET-BACKED SECURITIES 3.1%

CMBS OTHER 0.1%

AREIT Trust
6.431% due 08/17/2041 ~	493	495

HOME EQUITY OTHER 2.6%

ABFC Trust
5.435% due 06/25/2037 ~	260	215
5.485% due 03/25/2034 ~	381	370

ACE Securities Corp. Home Equity Loan Trust
5.260% due 12/25/2045 •	477	362

Bear Stearns Asset-Backed Securities Trust
6.235% due 07/25/2034 •	88	96

Citigroup Mortgage Loan Trust
4.755% due 12/25/2036 •	851	466

GSAMP Trust
4.555% due 12/25/2036 ~	388	192
4.895% due 12/25/2046 •	331	156

HSI Asset Securitization Corp. Trust
5.215% due 11/25/2035 ~	539	499

MASTR Asset-Backed Securities Trust
4.655% due 08/25/2036 •	467	172
4.735% due 08/25/2036 •	1,056	389

Morgan Stanley ABS Capital, Inc. Trust
4.565% due 01/25/2037 •	3,136	1,187
4.575% due 10/25/2036 ~	605	265
4.585% due 10/25/2036 ~	1,542	802
4.585% due 12/25/2036 •	84	42
4.735% due 06/25/2036 •	135	116
4.895% due 09/25/2036 ~	676	297

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ	986	325

New Century Home Equity Loan Trust
7.435% due 01/25/2033 ~	43	36

People’s Financial Realty Mortgage Securities Trust
4.575% due 09/25/2036 ~	3,394	843

Renaissance Home Equity Loan Trust
5.879% due 06/25/2037 þ	2,099	545

Residential Asset Mortgage Products Trust
4.895% due 12/25/2035 ~	974	807

Residential Asset Securities Corp. Trust
5.315% due 08/25/2034 •	124	124

SG Mortgage Securities Trust
4.795% due 02/25/2036 •	983	481

Structured Asset Investment Loan Trust
5.560% due 01/25/2035 ~	1,024	885
5.815% due 04/25/2033 ~	35	36
6.010% due 01/25/2035 •	1,102	908
6.160% due 01/25/2035 ~	1,026	522

		11,138

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WHOLE LOAN COLLATERAL 0.4%

Lehman XS Trust
4.745% due 03/25/2037 •		$522	$482

Securitized Asset-Backed Receivables LLC Trust
4.935% due 03/25/2036 ~		1,153	714
4.935% due 05/25/2036 •		698	360

			1,556

Total Asset-Backed Securities (Cost $15,689)			13,189

SOVEREIGN ISSUES 2.6%

Argentina Government International Bond
3.500% due 07/09/2041 þ		685	398

Australia Government International Bond
1.000% due 11/21/2031	AUD	900	463

Japan Government International Bond
2.000% due 12/20/2044	JPY	190,000	1,228
2.200% due 03/20/2064		78,000	462

Mexico Government International Bond
3.000% due 12/03/2026 (d)	MXN	1,348	63
4.000% due 11/30/2028 (d)		12,633	598

Peru Government International Bond
5.400% due 08/12/2034	PEN	5,900	1,465
6.150% due 08/12/2032		1,109	303
6.950% due 08/12/2031		2,091	609
7.300% due 08/12/2033		2,200	633

Republic of South Africa Government International Bond
7.100% due 11/19/2036		$400	388
8.500% due 01/31/2037	ZAR	12,000	544
8.875% due 02/28/2035		58,820	2,872

Romania Government International Bond
5.250% due 03/10/2030	EUR	400	436

United Kingdom Gilt
4.375% due 07/31/2054	GBP	603	674

Total Sovereign Issues (Cost $11,445)			11,136

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

Intelsat Emergence SA «(i)		937	32

Total Common Stocks (Cost $85)			32

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(i)		1	0

INFORMATION TECHNOLOGY 0.0%

Cineworld Group PLC - Exp. 11/23/2025 «(i)		5,979	0

Total Warrants (Cost $0)			0

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

JPMorgan Chase & Co.
6.500% due 04/01/2030 ~(e)	700,000	$718

Total Preferred Securities (Cost $700)		718

SHORT-TERM INSTRUMENTS 3.7%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (h)	393,153	393

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (j) 3.0%
		13,034

U.S. TREASURY BILLS 0.6%
4.292% due 04/03/2025 - 06/05/2025 (b)(c)(n)	$2,653	2,634

Total Short-Term Instruments (Cost $16,061)		16,061

Total Investments in Securities (Cost $455,635)		453,191

	SHARES
INVESTMENTS IN AFFILIATES 9.2%

MUTUAL FUNDS (f) 9.2%

PIMCO Senior Loan Active Exchange-Traded Fund	782,000	39,401

Total Mutual Funds (Cost $39,963)		39,401

Total Investments in Affiliates (Cost $39,963)		39,401

Total Investments 115.1% (Cost $495,598)		$492,592

Financial Derivative Instruments (l)(m) (0.5)% (Cost or Premiums, net $2,916)		(2,072)

Other Assets and Liabilities, net (14.6)%		(62,515)

Net Assets 100.0%		$428,005

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

28	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Institutional Class Shares of each Fund.

(g)	Contingent convertible security.

(h)	Coupon represents a 7-Day Yield.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Cineworld Group PLC - Exp. 11/23/2025	12/21/2020	$0	$0	0.00%
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00
Intelsat Emergence SA	11/12/2019 - 02/23/2024	85	32	0.01

		$85	$32	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.140%	03/21/2025	05/09/2025	$2,131	Meritage Homes Corp. 3.875% due 04/15/2029	$(2,136)	$2,131	$2,134
	4.410	03/31/2025	04/01/2025	7,200	U.S. Treasury Notes 2.750% due 04/30/2027	(7,340)	7,200	7,201
BRC	4.130	03/21/2025	05/09/2025	1,985	Meritage Homes Corp. 5.650% due 03/15/2035	(1,978)	1,985	1,987
RDR	4.150	03/21/2025	05/09/2025	1,718	General Motors 6.800% due 10/01/2027	(1,720)	1,718	1,720

Total Repurchase Agreements						$(13,174)	$13,034	$13,042

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BOS	4.300%	03/21/2025	05/09/2025		$	(1,922)	$(1,925)
BPS	4.400	12/20/2024	TBD	(3)		(1,098)	(1,112)
	4.450	12/20/2024	TBD	(3)		(1,926)	(1,950)
BRC	0.750	03/12/2025	TBD	(3)	EUR	(499)	(539)
	1.850	03/12/2025	TBD	(3)		(478)	(518)
JML	0.750	03/12/2025	TBD	(3)		(598)	(647)
	2.250	03/12/2025	TBD	(3)		(765)	(829)
JPS	4.300	03/21/2025	05/09/2025		$	(1,314)	(1,315)

Total Reverse Repurchase Agreements							$(8,835)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
Corporate Bonds & Notes (1.4)%
Industrials (1.4)%
General Motors Co.	6.800%	10/01/2027	$1,600	$(1,677)	$(1,720)
Meritage Homes Corp.	3.875	04/15/2029	2,200	(2,089)	(2,136)
Meritage Homes Corp.	5.650	03/15/2035	2,000	(1,998)	(1,978)

Total Corporate Bonds & Notes				(5,764)	(5,834)

U.S. Government Agencies (2.4)%
Uniform Mortgage-Backed Security, TBA	5.000	05/01/2055	700	(686)	(685)
Uniform Mortgage-Backed Security, TBA	6.000	05/01/2055	9,600	(9,710)	(9,741)

Total U.S. Government Agencies				(10,396)	(10,426)

Total Short Sales (3.8)%				$(16,160)	$(16,260)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	29

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$9,335	$(1,925)	$0	$0	$7,410	$(7,450)	$(40)
BPS	0	(3,062)	0	0	(3,062)	3,366	304
BRC	1,987	(1,057)	0	0	930	(924)	6
JML	0	(1,476)	0	0	(1,476)	1,469	(7)
JPS	0	(1,315)	0	0	(1,315)	1,726	411
RDR	1,720	0	0	0	1,720	(1,720)	0

Master Securities Forward Transaction Agreement
BNY	0	0	0	(1,720)	(1,720)	0	(1,720)
GSC	0	0	0	(2,136)	(2,136)	0	(2,136)
PER	0	0	0	(1,978)	(1,978)	0	(1,978)

Total Borrowings and Other Financing Transactions	$13,042	$(8,835)	$0	$(5,834)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(3,240)	$(5,595)	$(8,835)

Total Borrowings	$0	$0	$(3,240)	$(5,595)	$(8,835)

Payable for reverse repurchase agreements					$(8,835)

(k)	Securities with an aggregate market value of $9,641 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(31,313) at a weighted average interest rate of 4.933%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $(102) of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	6	$6	$(2)	$0
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	6	6	(1)	(1)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	12	12	(3)	(3)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	6	6	(2)	(3)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	6	6	(2)	(3)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	12	12	(4)	(5)

Total Written Options					$(14)	$(15)

30	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	556	$133,961	$326	$0	$0
3-Month SOFR Active Contract December Futures	03/2027	120	28,970	170	0	(4)
3-Month SOFR Active Contract December Futures	03/2028	201	48,466	276	0	(3)
3-Month SOFR Active Contract June Futures	09/2026	556	134,211	562	0	(7)
3-Month SOFR Active Contract June Futures	09/2027	160	38,606	222	0	(6)
3-Month SOFR Active Contract March Futures	06/2026	556	134,128	472	0	0
3-Month SOFR Active Contract March Futures	06/2027	120	28,964	165	0	(4)
3-Month SOFR Active Contract September Futures	12/2026	636	153,554	734	0	(16)
3-Month SOFR Active Contract September Futures	12/2027	323	77,912	429	0	(8)
Euro-Bund June Futures	06/2025	3	418	(3)	1	0
U.S. Treasury 5-Year Note June Futures	06/2025	252	27,255	397	0	(8)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	39	4,451	27	4	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	2	245	6	1	0

				$3,783	$6	$(56)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BOBL June Futures	06/2025	137	$(17,449)	$137	$4	$(41)
U.S. Treasury 10-Year Note June Futures	06/2025	101	(11,233)	(129)	0	(2)
U.S. Treasury Long-Term Bond June Futures	06/2025	95	(11,142)	(170)	0	(18)

				$(162)	$4	$(61)

Total Futures Contracts				$3,621	$10	$(117)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Air France-KLM	(5.000)%	Quarterly	12/20/2029	1.948%	EUR	1,700	$(210)	$(36)	$(246)	$12	$0
Beazer Homes USA, Inc.	(5.000)	Quarterly	12/20/2029	3.912		$3,900	(364)	188	(176)	19	0
Ford Motor Co.	(5.000)	Quarterly	12/20/2029	1.936		7,300	(1,023)	81	(942)	8	0
General Motors Co.	(5.000)	Quarterly	12/20/2029	1.471		4,100	(698)	80	(618)	6	0
Jaguar Land Rover Automotive	(5.000)	Quarterly	12/20/2029	2.570	EUR	2,600	(323)	28	(295)	21	0
KB Home	(5.000)	Quarterly	12/20/2029	1.790		$3,600	(538)	49	(489)	3	0
Laxness AG	(1.000)	Quarterly	12/20/2029	1.488	EUR	2,000	48	(2)	46	12	0
Lennar Corp.	(5.000)	Quarterly	12/20/2029	1.088		$2,000	(375)	39	(336)	0	0
PulteGroup, Inc.	(5.000)	Quarterly	12/20/2029	1.029		2,000	(375)	33	(342)	3	0
Stellantis NV	(5.000)	Quarterly	12/20/2029	1.625	EUR	1,900	(309)	3	(306)	7	0
Toll Brothers Finance Corp.	(1.000)	Quarterly	12/20/2029	1.075		$2,000	(18)	24	6	3	0
Valeo SA	(1.000)	Quarterly	12/20/2029	2.527	EUR	2,000	123	17	140	10	0
Whirlpool Corp.	(1.000)	Quarterly	12/20/2029	1.623		$6,000	31	124	155	18	0

							$(4,031)	$628	$(3,403)	$122	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2027	0.437%		$100	$(1)	$2	$1	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514		400	(2)	8	6	0	0
MGM Resorts International	5.000	Quarterly	12/20/2029	2.189		2,100	297	(50)	247	0	(4)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.131	EUR	450	(81)	82	1	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.127		600	(54)	59	5	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.287		$100	17	(2)	15	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.547		200	0	3	3	0	0

							$176	$102	$278	$0	$(4)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	31

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	9,510	$(259)	$(23)	$(282)	$41	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		1,100	68	9	77	0	(10)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		400	48	10	58	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	5.160	Annual	05/31/2025		$2,800	0	(9)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		54,500	816	(552)	264	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		500	(1)	(3)	(4)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		6,150	(115)	(40)	(155)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		60	0	(1)	(1)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.751	Annual	11/15/2034		700	0	(1)	(1)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.893	Annual	11/15/2034		560	0	(7)	(7)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.894	Annual	11/15/2034		2,680	0	(33)	(33)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.901	Annual	02/15/2035		400	0	(5)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		300	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		300	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		300	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		300	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		50,500	3,352	(1,059)	2,293	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		400	(1)	(6)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		600	(2)	(6)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		300	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/15/2040		23,500	2,238	(623)	1,615	0	(100)
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		3,900	223	1,145	1,368	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,000	61	4	65	0	(7)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		100	0	0	0	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.848	Annual	02/15/2055		3,100	0	(28)	(28)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.945	Annual	02/15/2055		600	0	(16)	(16)	0	(5)
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	23,400	0	(135)	(135)	7	0
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	14,300	117	8	125	37	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034	EUR	200	(1)	(4)	(5)	1	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		13,860	(196)	77	(119)	31	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		200	(1)	(3)	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		200	(1)	(3)	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		200	(1)	0	(1)	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	(1)	(2)	1	0
Pay(6)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		200	(1)	(3)	(4)	0	(4)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		7,300	(311)	19	(292)	31	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		1,310	131	608	739	0	(6)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		8,400	681	4	685	0	(66)

							$6,838	$(688)	$6,150	$152	$(358)

Total Swap Agreements							$2,983	$42	$3,025	$274	$(362)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$10	$274	$284		$(15)	$(117)	$(362)	$(494)

Cash of $13,391 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a

32	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	70,588		$468	$0	$(3)
	04/2025		$1,344	AUD	2,125	0	(16)
	04/2025		13	JPY	1,881	0	0
	04/2025		60	SGD	80	0	0
	05/2025	AUD	2,125		$1,344	16	0
	05/2025	CNH	2,043		279	0	(3)
	05/2025	SGD	80		60	0	0
	05/2025		$912	CNH	6,601	0	(1)
	05/2025		468	JPY	70,351	3	0
	06/2025	CNH	4,185		$573	0	(7)
	06/2025		$101	CNH	731	0	0
	07/2025	CNH	3,285		$456	1	0
	08/2025		3,285		456	0	(1)

BOA	04/2025	EUR	782		845	0	(1)
	04/2025	TWD	6,278		191	2	0
	05/2025	CNH	1,997		273	0	(3)
	05/2025	IDR	285,510		17	0	0
	05/2025		$134	HKD	1,044	0	0
	05/2025		16	INR	1,406	0	0
	06/2025	CNH	617		$85	0	0
	06/2025		$50	CNH	359	0	0
	08/2025	TWD	31		$1	0	0

BPS	04/2025	EUR	45,550		47,763	0	(1,491)
	04/2025	IDR	2,754,429		166	1	0
	04/2025	JPY	25,192		168	0	0
	04/2025	TWD	10,520		321	4	0
	04/2025		$203	IDR	3,331,475	0	(3)
	04/2025		45	INR	3,858	0	0
	04/2025		6,401	JPY	946,045	0	(94)
	04/2025		38	SGD	51	0	0
	04/2025		243	TWD	7,964	0	(3)
	05/2025	CNH	6,461		$889	0	(3)
	05/2025	IDR	870,547		52	0	0
	05/2025	SGD	51		38	0	0
	05/2025		$157	IDR	2,609,729	0	(1)
	05/2025		147	INR	12,633	0	0
	05/2025		168	JPY	25,108	0	0
	06/2025	CNH	4,465		$612	0	(6)
	06/2025		$1,270	CNH	9,187	2	0
	06/2025		272	PLN	1,056	2	(1)
	07/2025	TWD	3,591		$111	2	0
	08/2025		4,323		133	1	0

BRC	04/2025	INR	368		4	0	0
	04/2025	NOK	101		9	0	(1)
	04/2025	TRY	1,985		51	0	(1)
	04/2025		$80	IDR	1,303,583	0	(1)
	04/2025		717	TRY	27,686	0	(8)
	05/2025	TRY	2,463		$62	0	0
	05/2025		$864	TRY	33,986	0	(23)
	06/2025		6	PLN	22	0	0
	06/2025		482	TRY	19,360	0	(20)

BSH	04/2025	AUD	2,125		$1,346	19	0
	04/2025	JPY	673,162		4,482	0	(6)
	04/2025	PEN	3,276		864	0	(27)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	33

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025		$4,482	JPY	670,895	$6	$0
	06/2025	PEN	942		$257	2	0
	06/2025		$51	PLN	198	0	0
	08/2025	PEN	1,042		$282	0	(1)

CBK	04/2025	EUR	667		725	4	0
	04/2025	IDR	2,993,587		180	1	0
	04/2025	ILS	403		111	2	0
	04/2025	PEN	648		176	0	(1)
	04/2025	TWD	16,108		492	7	0
	04/2025		$1,660	CAD	2,364	0	(17)
	04/2025		2,292	EUR	2,101	0	(21)
	04/2025		285	IDR	4,674,141	0	(4)
	04/2025		353	INR	30,794	7	0
	04/2025		328	PEN	1,202	0	(1)
	04/2025		578	TWD	18,954	0	(8)
	05/2025	CAD	2,361		$1,660	17	0
	05/2025	IDR	1,252,181		75	0	0
	05/2025		$157	IDR	2,603,231	0	(1)
	06/2025	CNH	365		$50	0	0
	06/2025	KRW	1,148,191		798	16	0
	06/2025		$40	CNH	290	0	0
	06/2025		110	KRW	157,708	0	(3)
	07/2025	TWD	6,752		$208	3	0
	08/2025		9,201		282	3	0
	09/2025	PEN	1,206		328	1	0

DUB	04/2025	IDR	2,670,068		161	1	0
	04/2025	ILS	407		112	2	0
	04/2025	SGD	3		2	0	0
	04/2025		$193	IDR	3,187,742	0	(1)
	04/2025		16	INR	1,403	0	0
	04/2025		152	NZD	267	0	(1)
	04/2025		31	SGD	41	0	0
	05/2025	IDR	130,199		$8	0	0
	05/2025	PEN	306		80	0	(3)
	05/2025	SGD	41		31	0	0
	06/2025	KRW	691,323		480	9	0
	06/2025		$77	KRW	109,965	0	(2)

FAR	04/2025	CHF	640		$718	0	(5)
	04/2025	ILS	365		101	2	0
	04/2025	JPY	481,608		3,199	0	(12)
	04/2025		$96	JPY	14,349	0	(1)
	05/2025		233	CNH	1,677	0	(1)
	05/2025		3,199	JPY	479,985	12	0
	06/2025		106	PLN	410	0	0
	07/2025	CNH	1,671		$233	1	0

GLM	04/2025	BRL	18,300		3,282	75	0
	04/2025	IDR	375,090		23	0	0
	04/2025	PEN	2,586		683	0	(21)
	04/2025		$3,184	BRL	18,300	23	0
	04/2025		88	IDR	1,447,169	0	(1)
	05/2025	CNH	1,942		$265	0	(3)
	05/2025	IDR	601,686		36	0	0
	05/2025		$485	CNH	3,482	0	(4)
	05/2025		23	IDR	375,429	0	0
	06/2025		91	CNH	658	0	0
	06/2025		50	PLN	191	0	0
	07/2025	TWD	1,061		$33	1	0
	09/2025	PEN	1,751		478	3	0

JPM	04/2025	IDR	100,306		6	0	0
	04/2025	ILS	318		88	2	0
	04/2025	JPY	148,404		983	0	(6)
	04/2025	SGD	13		10	0	0
	04/2025	TWD	2,135		65	1	0
	04/2025		$46,590	EUR	43,195	117	0
	04/2025		34	IDR	563,681	0	(1)
	04/2025		351	INR	30,629	6	0
	04/2025		103	JPY	15,399	0	(1)
	04/2025		204	TWD	6,702	0	(2)
	05/2025	CNH	2,076		$284	0	(2)
	05/2025	EUR	43,195		46,666	0	(116)
	05/2025	IDR	363,728		22	0	0

34	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025		$854	CNH	6,192	$1	$(1)
	05/2025		983	JPY	147,907	6	0
	05/2025		167	TRY	7,409	20	0
	06/2025	CNH	423		$58	0	(1)
	06/2025		$230	MXN	4,750	0	0
	06/2025		243	PLN	942	1	(1)
	07/2025	CNH	3,166		$439	0	0
	07/2025	TWD	3,635		112	2	0
	08/2025	CNH	2,998		416	0	(1)
	08/2025	TWD	5,586		171	2	0

MBC	04/2025	CHF	48		53	0	(1)
	04/2025	EUR	2,408		2,622	18	0
	04/2025	GBP	403		523	2	0
	04/2025	JPY	183,600		1,238	14	0
	04/2025	NZD	267		150	0	(2)
	04/2025	SGD	111		83	1	0
	04/2025	TWD	3,327		103	3	0
	04/2025		$779	CHF	688	0	(1)
	04/2025		4,432	EUR	4,111	32	(19)
	04/2025		16	INR	1,398	0	0
	04/2025		2,104	JPY	312,900	0	(18)
	04/2025		124	TWD	4,085	0	(1)
	05/2025	CHF	685		$779	1	0
	05/2025	CNH	2,684		370	0	(1)
	05/2025	IDR	241,389		15	0	0
	05/2025	JPY	67,700		451	0	(2)
	05/2025		$1,113	CNH	8,021	1	(7)
	06/2025	KRW	282,348		$196	4	0
	06/2025		$85	PLN	328	0	(1)
	07/2025	CNH	1,518		$211	0	0
	07/2025	TWD	1,663		51	1	0
	08/2025	CNH	1,522		211	0	(1)
	08/2025	TWD	2,396		73	0	0

MYI	04/2025	BRL	18,300		3,187	0	(20)
	04/2025	CAD	2,365		1,661	18	0
	04/2025	GBP	13,391		16,968	0	(330)
	04/2025	SGD	46		35	0	0
	04/2025		$3,146	BRL	18,300	61	0
	04/2025		30	TWD	978	0	0
	04/2025	ZAR	51,230		$2,802	11	0
	05/2025	IDR	157,770		9	0	0
	06/2025	CNH	250		34	0	0
	06/2025		$20	PLN	79	0	0

NGF	06/2025		97	KRW	138,705	0	(3)

RYL	04/2025		2,213	JPY	325,100	0	(46)

SCX	04/2025	BRL	10,990		$1,880	0	(46)
	04/2025	JPY	38,886		258	0	(1)
	04/2025	TWD	1,762		54	1	0
	04/2025		$1,914	BRL	10,990	12	0
	04/2025		99	IDR	1,624,166	0	(2)
	04/2025		44	TWD	1,445	0	0
	05/2025	CNH	10,797		$1,503	12	0
	05/2025	IDR	94,257		6	0	0
	05/2025		$314	JPY	47,096	1	0
	06/2025		1,880	BRL	11,129	45	0
	08/2025	TWD	1,433		$44	0	0

SSB	04/2025		$17,838	GBP	13,794	0	(20)
	05/2025	GBP	13,794		$17,837	20	0

UAG	04/2025	IDR	455,264		27	0	0
	04/2025		$28	IDR	455,264	0	0
	04/2025		95	JPY	14,108	0	(1)
	05/2025		27	IDR	455,905	0	0
	06/2025		28	PLN	107	0	0

Total Forward Foreign Currency Contracts						$667	$(2,491)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	35

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC USD versus CNH	CNH 7.283	05/15/2025	1,000	$12	$4

MBC	Call - OTC USD versus CNH	7.500	05/13/2025	1,000	5	1

Total Purchased Options					$17	$5

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	700	$(1)	$(1)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	700	(1)	(1)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	1,400	(2)	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	1,400	(1)	(1)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	1,400	(1)	(1)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	700	(1)	(1)

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	600	(1)	(1)

						$ (8)	$ (7)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC USD versus CNH	CNH 7.550	05/15/2025	1,000	$(4)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.738%	04/28/2025	800	$ (3)	$(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	04/28/2025	800	(3)	(1)

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	04/07/2025	300	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	300	(1)	0

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	200	(1)	(1)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	300	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	300	(1)	0

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	400	(1)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	400	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	400	(2)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	600	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	300	(1)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	200	(1)	0

36	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530%	04/17/2025	300	$(1)	$(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	300	(1)	0

							$(42)	$(33)

Total Written Options							$(54)	$(40)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—	♦%	$565	$0	$4	$4	$0

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326		1,900	(16)	9	0	(7)

MYC	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.253		100	0	0	0	0

Total Swap Agreements								$(16)	$13	$4	$(7)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$20	$0	$0	$20	$(31)	$0	$0	$(31)	$(11)	$0	$(11)
BOA	2	0	0	2	(4)	0	0	(4)	(2)	0	(2)
BOM	0	0	0	0	0	(8)	0	(8)	(8)	0	(8)
BPS	12	0	0	12	(1,602)	(1)	0	(1,603)	(1,591)	1,728	137
BRC	0	0	0	0	(54)	(2)	0	(56)	(56)	0	(56)
BSH	27	0	0	27	(34)	0	0	(34)	(7)	0	(7)
CBK	61	0	0	61	(56)	(1)	0	(57)	4	0	4
DUB	12	0	4	16	(7)	0	0	(7)	9	0	9
FAR	15	0	0	15	(19)	(7)	0	(26)	(11)	0	(11)
GLM	102	4	0	106	(29)	(11)	0	(40)	66	(260)	(194)
GST	0	0	0	0	0	(5)	(7)	(12)	(12)	0	(12)
JPM	158	0	0	158	(132)	(1)	0	(133)	25	0	25
MBC	77	1	0	78	(54)	0	0	(54)	24	0	24
MYC	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
MYI	90	0	0	90	(350)	0	0	(350)	(260)	303	43
NGF	0	0	0	0	(3)	(1)	0	(4)	(4)	0	(4)
RBC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
RYL	0	0	0	0	(46)	0	0	(46)	(46)	0	(46)
SCX	71	0	0	71	(49)	0	0	(49)	22	0	22
SSB	20	0	0	20	(20)	0	0	(20)	0	0	0
UAG	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)

Total Over the Counter	$667	$5	$4	$676	$(2,491)	$(40)	$(7)	$(2,538)

(n)

Securities with an aggregate market value of $2,031 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	37

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10	$10
Swap Agreements	0	122	0	0	152	274

	$0	$122	$0	$0	$162	$284

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$667	$0	$667
Purchased Options	0	0	0	5	0	5
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$672	$0	$676

	$0	$126	$0	$672	$162	$960

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$15	$15
Futures	0	0	0	0	117	117
Swap Agreements	0	4	0	0	358	362

	$0	$4	$0	$0	$490	$494

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,491	$0	$2,491
Written Options	0	7	0	0	33	40
Swap Agreements	0	7	0	0	0	7

	$0	$14	$0	$2,491	$33	$2,538

	$0	$18	$0	$2,491	$523	$3,032

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$86	$86
Futures	0	0	0	0	1,153	1,153
Swap Agreements	0	96	0	0	809	905

	$0	$96	$0	$0	$2,048	$2,144

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,224	$0	$2,224
Purchased Options	0	0	0	3	91	94
Written Options	0	0	0	16	387	403
Swap Agreements	0	2	0	0	(327)	(325)

	$0	$2	$0	$2,243	$151	$2,396

	$0	$98	$0	$2,243	$2,199	$4,540

38	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,695	$4,695
Swap Agreements	0	205	0	0	(2,716)	(2,511)

	$0	$205	$0	$0	$1,979	$2,184

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,970)	$0	$(1,970)
Purchased Options	0	0	0	(13)	8	(5)
Written Options	0	1	0	4	(20)	(15)
Swap Agreements	0	13	0	0	94	107

	$0	$14	$0	$(1,979)	$82	$(1,883)

	$0	$219	$0	$(1,979)	$2,061	$301

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$31,969	$2,779	$34,748
Corporate Bonds & Notes
Banking & Finance	0	103,678	0	103,678
Industrials	0	148,431	410	148,841
Utilities	0	17,949	0	17,949
U.S. Government Agencies	0	75,818	233	76,051
U.S. Treasury Obligations	0	20,073	0	20,073
Non-Agency Mortgage-Backed Securities	0	10,715	0	10,715
Asset-Backed Securities
CMBS Other	0	495	0	495
Home Equity Other	0	11,138	0	11,138
Whole Loan Collateral	0	1,556	0	1,556
Sovereign Issues	0	11,136	0	11,136
Common Stocks
Financials	0	0	32	32
Preferred Securities
Banking & Finance	0	718	0	718
Short-Term Instruments
Mutual Funds	0	393	0	393
Repurchase Agreements	0	13,034	0	13,034
U.S. Treasury Bills	0	2,634	0	2,634

	$0	$449,737	$3,454	$453,191

Investments in Affiliates, at Value
Mutual Funds	39,401	0	0	39,401

Total Investments	$39,401	$449,737	$3,454	$492,592

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(5,834)	$0	$(5,834)
U.S. Government Agencies	0	(10,426)	0	(10,426)

	$0	$(16,260)	$0	$(16,260)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5	279	0	284
Over the counter	0	672	4	676

	$5	$951	$4	$960

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(41)	(453)	0	(494)
Over the counter	0	(2,538)	0	(2,538)

	$(41)	$(2,991)	$0	$(3,032)

Total Financial Derivative Instruments	$(36)	$(2,040)	$4	$(2,072)

Totals	$39,365	$431,437	$3,458	$474,260

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	39

Schedule of Investments	PIMCO Diversified Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 5.5%

Aligned Data Centers International LP
7.799% due 05/16/2028 «~		$7,500	$7,521

Altice France SA
9.802% due 08/15/2028 •		5,827	5,238

Amentum Government Services Holdings LLC
6.575% due 09/29/2031 •		2,893	2,803

Asurion LLC
8.675% due 08/19/2028 ~		151	150

Bank of Industry Ltd.
4.185% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	6,300	6,762

Barnes Group, Inc.
7.322% due 01/27/2032		$1,300	1,293

BCPE Empire Holdings, Inc.
7.575% due 12/11/2030		1,950	1,926

Castlelake LP
2.950% due 05/13/2031 «•		5,733	5,408

Clover Holdings 2 LLC
TBD% due 12/10/2029 ~µ		1,374	1,354
8.295% due 12/09/2031 •		10,400	10,302

CoreWeave Compute Acquisition Co. LLC
TBD% - 10.322% due 05/16/2029 «µ		1,700	1,708

Cotiviti Corp.
7.073% due 05/01/2031 •		7,295	7,149

Databricks, Inc.
TBD% due 01/03/2031 «µ		1,069	1,077
8.823% due 01/03/2031 «		4,831	4,867

Fortress Intermediate, Inc.
8.075% due 06/27/2031 •		3,582	3,580

GFL Environmental, Inc.
6.819% due 02/04/2032		1,625	1,613

Global Medical Response, Inc.
9.790% due 10/31/2028 ~		732	733

Hudson’s Bay Co.
TBD% due 04/03/2026 «		56	56

IRB Holding Corp.
6.825% due 12/15/2027 •		2,655	2,641

Ivanti Software, Inc.
8.817% due 12/01/2027 «~		1,273	984

Kaseya, Inc.
TBD% due 03/22/2032		2,100	2,096

Lifepoint Health, Inc.
7.817% due 05/19/2031 ~		4,378	4,226
8.052% due 05/17/2031 ~		79	77

Medline Borrower LP
6.575% due 10/23/2028 ~		1,768	1,766

Mercury Projects Finance PLC
0.400% - 6.668% (EUR006M + 4.200%) due 08/11/2030 «~	EUR	2,700	3,005

Modena Buyer LLC
8.791% due 07/01/2031 ~		$1,410	1,369

MPH Acquisition Holdings LLC
8.037% due 12/31/2030		135	134
9.149% due 12/31/2030		2	2

Newfold Digital
7.929% due 02/10/2028 «~		4,651	3,465

Nouryon Finance BV
6.204% (EUR003M + 3.500%) due 04/03/2028 ~	EUR	755	818

Novelis Holdings, Inc.
6.299% due 03/11/2032		$2,875	2,876

Ocs Group Holdings Ltd.
10.450% due 11/27/2031 ~	GBP	5,100	6,584

Olympus Water U.S. Holding Corp.
7.299% due 06/20/2031		$2,069	2,040

Pantheon Senior Debt III (PSD III)
1.000% due 03/26/2026 «		1,000	1,000

Project Alpha Investindustrial
4.594% (EUR001M + 2.100%) due 02/27/2026 «~(m)	EUR	567	613

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Project Hudson II
7.730% due 05/29/2026 «		$1,700	$1,723

QualityTech LP
7.814% due 10/30/2031		3,200	3,208

Republic of Panama
4.103% (EUR006M + 1.750%) due 03/07/2027 «~	EUR	4,200	4,532

Republic of Turkey
9.127% (EUR003M + 6.210%) due 04/27/2031 «~		4,600	5,275

Rockpoint Gas Storage Partners LP
TBD% due 09/18/2031		$4,539	4,533

SCUR-Alpha 1503 GmbH
9.791% due 03/29/2030 ~		980	916

SOCAR Turkey Enerji AS
5.931% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	4,000	4,322

Softbank Vision Fund II
6.000% due 12/23/2025 «•		$6,611	6,551

Standard Industries, Inc.
6.069% due 09/22/2028		862	862

Stonepeak Nile Parent LLC
TBD% due 02/04/2032		2,000	1,995

Subcalidora 2 SARL
8.105% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	4,000	4,347

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~		3,700	3,990

Transnet SOC Ltd.
11.558% (JIBA3M + 4.000%) due 03/02/2028 «~	ZAR	117,429	6,341

U.S. Renal Care, Inc.
9.439% due 06/20/2028 ~		$1,791	1,675

VEON Ltd.
TBD% due 03/25/2027 «		2,100	2,068

Virgin Media Bristol LLC
7.684% due 01/31/2029 ~		5,630	5,529

White Cap Buyer LLC
7.575% due 10/19/2029 ~		1,960	1,905

Worldwide Express Operations LLC
8.299% due 07/26/2028 ~		1,064	1,052

X Corp.
10.949% due 10/26/2029 ~		4,800	4,776

Total Loan Participations and Assignments (Cost $164,052)			162,836

CORPORATE BONDS & NOTES 46.5%

BANKING & FINANCE 16.6%

Abu Dhabi Developmental Holding Co. PJSC
5.500% due 05/08/2034		3,300	3,426

AerCap Ireland Capital DAC
3.650% due 07/21/2027		10,055	9,823
4.450% due 04/03/2026		550	550

AIA Group Ltd.
3.200% due 09/16/2040		800	616

Aircastle Ltd.
2.850% due 01/26/2028		560	529
5.250% due 03/15/2030		1,650	1,645

Alamo Re Ltd.
15.542% due 06/08/2026 ~		700	735

Alliant Holdings Intermediate LLC
6.500% due 10/01/2031		2,900	2,851

Ally Financial, Inc.
8.000% due 11/01/2031		14,166	15,783

American Assets Trust LP
3.375% due 02/01/2031		810	715

American Homes 4 Rent LP
2.375% due 07/15/2031		100	86
3.375% due 07/15/2051		100	66
4.900% due 02/15/2029		1,910	1,917

American Tower Corp.
2.100% due 06/15/2030		1,200	1,050

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.800% due 08/15/2029		$1,950	$1,873

AmWINS Group, Inc.
4.875% due 06/30/2029		1,100	1,038

Antares Holdings LP
2.750% due 01/15/2027		1,050	1,000

Ares Strategic Income Fund
6.200% due 03/21/2032		2,400	2,388

Armor Holdco, Inc.
8.500% due 11/15/2029		550	535

Armor RE Ltd.
14.542% due 05/07/2031 ~		700	737

Arthur J Gallagher & Co.
5.150% due 02/15/2035		1,500	1,488

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,250	1,138

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		7,590	7,107
3.250% due 02/15/2027		500	485
4.250% due 04/15/2026		1,575	1,567

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 ~	EUR	2,400	2,830
10.500% due 07/23/2029		2,400	3,224

Banco BTG Pactual SA
5.750% due 01/22/2030		$2,200	2,183

Banco Santander SA
5.565% due 01/17/2030		3,400	3,491

Bank of America Corp.
2.687% due 04/22/2032 •		3,000	2,641
2.884% due 10/22/2030 •		4,490	4,141
3.705% due 04/24/2028 •		3,700	3,638
5.288% due 04/25/2034 •		1,250	1,256

Barclays PLC
6.125% due 12/15/2025 •(j)(k)		3,000	3,001
6.375% due 12/15/2025 ~(j)(k)	GBP	600	776
7.125% due 06/15/2025 ~(j)(k)		3,700	4,786

BBVA Bancomer SA
5.250% due 09/10/2029		$1,000	1,004

BGC Group, Inc.
4.375% due 12/15/2025		2,540	2,529

Blue Owl Finance LLC
6.250% due 04/18/2034		2,000	2,050

BNP Paribas SA
1.904% due 09/30/2028 •		100	93
2.219% due 06/09/2026 •		1,600	1,592
3.052% due 01/13/2031 •		4,600	4,209
4.625% due 01/12/2027 •(j)(k)		2,200	2,116
7.000% due 08/16/2028 •(j)(k)		2,000	2,025

Boost Newco Borrower LLC
7.500% due 01/15/2031		1,500	1,563

BPCE SA
6.293% due 01/14/2036 ~		1,600	1,655
6.714% due 10/19/2029 •		2,500	2,634
7.003% due 10/19/2034 •		2,500	2,724

Brixmor Operating Partnership LP
4.125% due 05/15/2029		190	185

Brookfield Property REIT, Inc.
5.750% due 05/15/2026		1,394	1,384

CaixaBank SA
5.673% due 03/15/2030 •		1,200	1,231
6.840% due 09/13/2034 •		2,500	2,717

CI Financial Corp.
7.500% due 05/30/2029		2,800	2,937

CIMA Finance DAC
2.950% due 09/05/2029		2,133	1,952

Citadel Finance LLC
5.900% due 02/10/2030		2,200	2,192

Citadel LP
6.375% due 01/23/2032		2,700	2,772

Commerzbank AG
8.625% due 02/28/2033 ~	GBP	1,100	1,520

CoStar Group, Inc.
2.800% due 07/15/2030		$1,020	909

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	31,400	9,167

40	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

Credit Acceptance Corp.
9.250% due 12/15/2028		$2,750	$2,915

Credit Agricole SA
1.907% due 06/16/2026 •		3,550	3,528

Credit Suisse AG AT1 Claim		12,750	1,530

Crown Castle, Inc.
2.250% due 01/15/2031		2,050	1,753
3.100% due 11/15/2029		1,020	940

CubeSmart LP
2.000% due 02/15/2031		1,525	1,291

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		7,625	7,569

Deloitte LLP
5.250% due 01/30/2030 «(m)		2,000	2,002
5.410% due 01/30/2032 «(m)		2,000	1,995
5.590% due 01/30/2035 «(m)		2,000	1,977
5.410% due 01/30/2037 «(m)		500	493

Deutsche Bank AG
3.729% due 01/14/2032 •		3,000	2,699
5.882% due 07/08/2031 •		2,275	2,297

Discover Bank
4.650% due 09/13/2028		1,100	1,091

DOC DR LLC
3.950% due 01/15/2028		23	23

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		2,800	2,435

Encore Capital Group, Inc.
8.500% due 05/15/2030		1,900	1,961
9.250% due 04/01/2029		3,000	3,146

Equinix, Inc.
3.200% due 11/18/2029		910	852

Erste Group Bank AG
4.250% due 10/15/2027 ~(j)(k)	EUR	400	421
7.000% due 04/15/2031 ~(j)(k)		2,400	2,708

Essex Portfolio LP
1.650% due 01/15/2031		$700	587
2.650% due 03/15/2032		690	591
2.650% due 09/01/2050		300	179

European Union
3.000% due 12/04/2034	EUR	34,300	36,490

Extra Space Storage LP
4.000% due 06/15/2029		$150	145

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		1,400	1,296
3.375% due 11/13/2025		11,600	11,463
3.815% due 11/02/2027		800	763
4.542% due 08/01/2026		600	592
5.875% due 11/07/2029		5,000	4,948
7.350% due 11/04/2027		300	311

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		6,750	6,622
7.000% due 05/01/2031		6,400	6,508

Freedom Mortgage Corp.
6.625% due 01/15/2027		2,500	2,490
7.625% due 05/01/2026		1,100	1,098

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		3,000	2,934
9.250% due 02/01/2029		3,400	3,456

Gaci First Investment Co.
5.125% due 02/14/2053		2,700	2,314

GLP Capital LP
4.000% due 01/15/2030		100	95
5.750% due 06/01/2028		890	906

GN Bondco LLC
9.500% due 10/15/2031		3,300	3,304

Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		3,800	3,696
5.330% due 07/23/2035 •		4,050	4,032
5.727% due 04/25/2030 •		1,700	1,754

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		1,450	1,409

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		1,400	1,385

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

Hanover Insurance Group, Inc.
2.500% due 09/01/2030		$820	$720

Hardwood Funding LLC
4.980% due 06/07/2028 «(b)(m)		2,400	2,409
5.070% due 06/07/2030 «(b)(m)		1,500	1,507

HAT Holdings LLC
3.375% due 06/15/2026		1,970	1,912
3.750% due 09/15/2030		2,520	2,242

Highwoods Realty LP
3.050% due 02/15/2030		100	89

HPS Corporate Lending Fund
5.950% due 04/14/2032		1,700	1,678

HSBC Holdings PLC
2.804% due 05/24/2032 •		1,700	1,487
2.848% due 06/04/2031 •		1,075	966

ING Groep NV
5.750% due 11/16/2026 •(j)(k)		2,800	2,780

Intesa Sanpaolo SpA
6.625% due 06/20/2033		3,300	3,535

Itau Unibanco Holding SA
6.000% due 02/27/2030		6,000	6,132

JAB Holdings BV
2.200% due 11/23/2030		335	286

Jane Street Group
6.125% due 11/01/2032		2,500	2,462
7.125% due 04/30/2031		5,300	5,448

JPMorgan Chase & Co.
3.509% due 01/23/2029 •		10,000	9,722
5.294% due 07/22/2035 •		3,900	3,917

Ladder Capital Finance Holdings LLLP
4.250% due 02/01/2027		1,130	1,101

Lazard Group LLC
6.000% due 03/15/2031		1,975	2,053

Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		81	82

Lloyds Banking Group PLC
4.947% due 06/27/2025 ~(j)(k)	EUR	1,900	2,058
7.500% due 09/27/2025 •(j)(k)		$2,400	2,414

LPL Holdings, Inc.
4.000% due 03/15/2029		1,385	1,327

Midcap Financial Issuer Trust
6.500% due 05/01/2028		1,150	1,110

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		2,000	1,741

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		2,500	2,186
2.869% due 09/13/2030 •		1,000	923

Morgan Stanley
5.173% due 01/16/2030 •		5,000	5,067
5.320% due 07/19/2035 •		5,300	5,303

Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/2027		2,000	2,000
7.125% due 02/01/2032		1,850	1,923

Nationwide Building Society
3.960% due 07/18/2030 •		2,400	2,309

NatWest Group PLC
4.600% due 06/28/2031 •(j)(k)		1,700	1,443
5.125% due 05/12/2027 ~(j)(k)	GBP	1,700	2,115
6.000% due 12/29/2025 •(j)(k)		$3,490	3,493

Newmark Group, Inc.
7.500% due 01/12/2029		1,500	1,574

Nomura Holdings, Inc.
2.679% due 07/16/2030		2,300	2,052

Nordea Bank Abp
6.625% due 03/26/2026 •(j)(k)		1,500	1,508

OneMain Finance Corp.
4.000% due 09/15/2030		550	485
5.375% due 11/15/2029		3,149	2,998
6.625% due 01/15/2028		20	20
6.625% due 05/15/2029		3,800	3,812

Oxford Finance LLC
6.375% due 02/01/2027		1,000	991

Palm RE Ltd.
13.792% due 06/09/2031 •		250	264

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (g)		$7,600	$5,360

Panther Escrow Issuer LLC
7.125% due 06/01/2031		4,600	4,690

Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,700	1,588

PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,850	1,730
5.750% due 09/15/2031		2,375	2,257

Petrorio Luxembourg Trading SARL
6.125% due 06/09/2026		900	906

PRA Group, Inc.
8.875% due 01/31/2030		1,400	1,462

Purple Re Ltd.
13.282% due 06/07/2027 •		700	740

Rayonier LP
2.750% due 05/17/2031		300	262

Realty Income Corp.
1.625% due 12/15/2030	GBP	500	529
3.200% due 01/15/2027		$500	488
3.200% due 02/15/2031		820	751

Regency Centers LP
2.950% due 09/15/2029		100	93

Rexford Industrial Realty LP
2.125% due 12/01/2030		1,860	1,599

RHP Hotel Properties LP
4.500% due 02/15/2029		1,275	1,207

RLJ Lodging Trust LP
3.750% due 07/01/2026		975	954

Rocket Mortgage LLC
4.000% due 10/15/2033		3,450	2,962

Sabine Re Ltd.
12.532% due 04/07/2031 ~		400	414

Sammons Financial Group, Inc.
3.350% due 04/16/2031		1,025	918
6.875% due 04/15/2034		3,000	3,204

Santander Holdings USA, Inc.
5.741% due 03/20/2031 ~		2,900	2,923

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		2,400	2,336

SBA Communications Corp.
3.875% due 02/15/2027		1,000	973

Stellantis Finance U.S., Inc.
5.750% due 03/18/2030		1,900	1,900

Stifel Financial Corp.
4.000% due 05/15/2030		980	938

Strategic Credit Opportunities Partners
6.520% due 03/20/2028 «(m)		2,700	2,728

Sumitomo Mitsui Financial Group, Inc.
2.750% due 01/15/2030		1,900	1,736

Sunrise FinCo BV
4.875% due 07/15/2031		950	865

Synchrony Financial
2.875% due 10/28/2031		1,700	1,439

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	87	106
5.801% due 10/13/2040		186	237
6.052% due 10/13/2039		6,395	8,361

TP ICAP Finance PLC
5.250% due 05/29/2026		4,900	6,345

Trust Fibra Uno
6.390% due 01/15/2050		$2,100	1,693
7.375% due 02/13/2034		2,000	2,012

UBS Group AG
2.095% due 02/11/2032 •		700	595
3.091% due 05/14/2032 •		1,525	1,358
4.194% due 04/01/2031 •		3,100	2,990
5.428% due 02/08/2030 •		2,000	2,037
5.617% due 09/13/2030 •		2,500	2,567

UniCredit SpA
2.569% due 09/22/2026 •		8,650	8,555

VB DPR Finance Co.
6.833% due 03/15/2035 «(m)		4,300	4,387

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	41

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

VICI Properties LP
3.875% due 02/15/2029		$3,550	$3,394
4.125% due 08/15/2030		625	589
4.250% due 12/01/2026		2,030	2,009
5.750% due 02/01/2027		1,030	1,045

Wells Fargo & Co.
2.393% due 06/02/2028 •		2,900	2,768
5.211% due 12/03/2035 •		5,000	4,967

Weyerhaeuser Co.
4.000% due 04/15/2030		2,410	2,323
6.950% due 10/01/2027		460	486
7.375% due 03/15/2032		508	571

			492,260

INDUSTRIALS 25.4%

AA Bond Co. Ltd.
6.500% due 01/31/2026	GBP	788	1,018

Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		$600	568

AEP Transmission Co. LLC
5.150% due 04/01/2034		3,000	3,000

Ahead DB Holdings LLC
6.625% due 05/01/2028		1,350	1,319

Air Canada Pass-Through Trust
3.600% due 09/15/2028		413	404
5.250% due 10/01/2030		748	752

Aker BP ASA
4.000% due 01/15/2031		1,300	1,216

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		1,023	1,020

Allegion U.S. Holding Co., Inc.
3.550% due 10/01/2027		600	584

ALROSA Finance SA
3.100% due 06/25/2027 ^«(d)		5,500	330

Altice France Holding SA
10.500% due 05/15/2027		2,900	852

Altice France SA
3.375% due 01/15/2028	EUR	1,025	884
4.250% due 10/15/2029		800	692
5.500% due 10/15/2029		$2,625	2,084
8.125% due 02/01/2027		400	358

AMC Networks, Inc.
4.250% due 02/15/2029		735	552

American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,420	3,010
3.000% due 04/15/2030		109	103
3.150% due 08/15/2033		259	238
3.200% due 12/15/2029		1,385	1,321
3.350% due 04/15/2031		1,296	1,232
3.375% due 11/01/2028		1,259	1,222
3.575% due 07/15/2029		771	747
3.600% due 03/22/2029		574	556
3.600% due 04/15/2031		117	109
3.650% due 02/15/2029		369	356
3.700% due 04/01/2028		241	237

American Airlines, Inc.
5.500% due 04/20/2026		1,573	1,570

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		1,000	918

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		400	370

Antofagasta PLC
2.375% due 10/14/2030		800	690

Apache Corp.
4.875% due 11/15/2027		870	873

Aris Water Holdings LLC
7.250% due 04/01/2030		3,800	3,846

AS Mileage Plan IP Ltd.
5.308% due 10/20/2031		3,000	2,935

Ashtead Capital, Inc.
4.000% due 05/01/2028		700	680

ATS Corp.
4.125% due 12/15/2028		650	604

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

Avantor Funding, Inc.
3.875% due 11/01/2029		$1,825	$1,686
4.625% due 07/15/2028		2,545	2,455

Axalta Coating Systems LLC
3.375% due 02/15/2029		1,250	1,144

Axon Enterprise, Inc.
6.250% due 03/15/2033		2,000	2,026

B.C. Ltd.
10.000% due 04/15/2032 (b)		2,800	2,786

B.C. Unlimited Liability Co.
4.000% due 10/15/2030		3,400	3,080
4.375% due 01/15/2028		4,660	4,486

BAE Systems PLC
3.400% due 04/15/2030		1,000	938

Bausch & Lomb Corp.
8.375% due 10/01/2028		1,000	1,039

Bausch Health Cos., Inc.
5.500% due 11/01/2025		500	500

Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,100	2,091
4.375% due 12/15/2028		2,300	2,241
6.375% due 11/21/2030		800	838

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027		1,700	1,674

Beacon Roofing Supply, Inc.
4.500% due 11/15/2026		800	799

Belron U.K. Finance PLC
5.750% due 10/15/2029		1,200	1,193

Block Communications, Inc.
4.875% due 03/01/2028		1,600	1,515

Block, Inc.
2.750% due 06/01/2026		1,325	1,286
3.500% due 06/01/2031		1,400	1,232

Boeing Co.
3.250% due 02/01/2028		2,390	2,293
3.625% due 02/01/2031		1,075	997
5.040% due 05/01/2027		600	603
5.150% due 05/01/2030		2,835	2,854
5.805% due 05/01/2050		1,850	1,763
5.930% due 05/01/2060		2,570	2,420
6.388% due 05/01/2031		1,400	1,493

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		870	827

Boparan Finance PLC
9.375% due 11/07/2029	GBP	2,300	2,866

Boyne USA, Inc.
4.750% due 05/15/2029		$1,000	942

British Airways Pass-Through Trust
2.900% due 09/15/2036		1,080	971
4.250% due 05/15/2034		747	721

Broadcom, Inc.
2.600% due 02/15/2033		1,000	843
3.137% due 11/15/2035		906	751
3.187% due 11/15/2036		1,640	1,347
3.419% due 04/15/2033		2,380	2,120
3.469% due 04/15/2034		5,534	4,873
4.300% due 11/15/2032		1,590	1,518

Builders FirstSource, Inc.
4.250% due 02/01/2032		3,200	2,865

Burberry Group PLC
5.750% due 06/20/2030	GBP	3,000	3,799

BWX Technologies, Inc.
4.125% due 06/30/2028		$1,770	1,673

CA Magnum Holdings
5.375% due 10/31/2026		2,400	2,362

Cablevision Lightpath LLC
3.875% due 09/15/2027		325	309

Cameron LNG LLC
3.302% due 01/15/2035		300	254
3.402% due 01/15/2038		400	337

Canadian Natural Resources Ltd.
5.400% due 12/15/2034		1,100	1,087

Carnival Corp.
4.000% due 08/01/2028		6,550	6,271

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

Carvana Co. (11.000% Cash or 13.000% PIK)
11.000% due 06/01/2030 (c)		$3,000	$3,179

CCO Holdings LLC
5.125% due 05/01/2027		3,000	2,957
5.375% due 06/01/2029		1,000	968

Celanese U.S. Holdings LLC
6.500% due 04/15/2030		2,100	2,087
6.629% due 07/15/2032		1,300	1,336

Centene Corp.
2.500% due 03/01/2031		3,000	2,532
4.250% due 12/15/2027		2,200	2,148
4.625% due 12/15/2029		1,900	1,822

Cerdia Finanz GmbH
9.375% due 10/03/2031		1,500	1,538

CF Industries, Inc.
5.150% due 03/15/2034		2,825	2,747

Charles River Laboratories International, Inc.
4.250% due 05/01/2028		420	401

Charter Communications Operating LLC
3.500% due 06/01/2041		2,200	1,525
3.750% due 02/15/2028		1,300	1,260
3.850% due 04/01/2061		5,425	3,297
3.900% due 06/01/2052		1,875	1,213

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,410	1,347

Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028	EUR	2,000	1,976
5.500% due 01/15/2028		$300	269

Chobani LLC
4.625% due 11/15/2028		1,900	1,830

Choice Hotels International, Inc.
3.700% due 12/01/2029		1,850	1,743

Chord Energy Corp.
6.750% due 03/15/2033		3,200	3,186

Clarivate Science Holdings Corp.
3.875% due 07/01/2028		1,725	1,602

Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032 (b)		3,900	3,930

Community Health Systems, Inc.
5.250% due 05/15/2030		2,150	1,776
5.625% due 03/15/2027		2,275	2,174
6.000% due 01/15/2029		1,000	890

Consolidated Communications, Inc.
5.000% due 10/01/2028		550	516

Continental Wind LLC
6.000% due 02/28/2033		133	137

Coty, Inc.
3.875% due 04/15/2026	EUR	775	838
5.000% due 04/15/2026		$594	593

CQP Holdco LP
5.500% due 06/15/2031		1,200	1,152

CVS Pass-Through Trust
5.773% due 01/10/2033		202	202
5.926% due 01/10/2034		22	23
6.036% due 12/10/2028		40	40
6.943% due 01/10/2030		4,377	4,499
7.507% due 01/10/2032		3,538	3,771
8.353% due 07/10/2031		766	836

Dcli Bidco LLC
7.750% due 11/15/2029		1,950	2,009

DCP Midstream Operating LP
3.250% due 02/15/2032		2,350	2,055

Dell International LLC
8.100% due 07/15/2036		594	709

Delta Air Lines, Inc.
4.500% due 10/20/2025		900	897
4.750% due 10/20/2028		2,705	2,695

Diamondback Energy, Inc.
5.550% due 04/01/2035		1,000	1,005

DirecTV Financing LLC
5.875% due 08/15/2027		2,900	2,813

DT Midstream, Inc.
4.125% due 06/15/2029		1,480	1,394

42	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

EchoStar Corp.
10.750% due 11/30/2029		$550	$578

Ecopetrol SA
7.375% due 09/18/2043		2,130	1,827

Efesto Bidco S.p.A Efesto U.S. LLC
7.500% due 02/15/2032		3,200	3,124

Elanco Animal Health, Inc.
6.650% due 08/28/2028		1,470	1,492

Elevance Health, Inc.
5.200% due 02/15/2035		1,800	1,807

ELO SACA
3.250% due 07/23/2027	EUR	2,400	2,467
4.875% due 12/08/2028		2,500	2,426

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050		$1,700	1,033

Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		1,000	942

Energy Transfer LP
3.750% due 05/15/2030		780	738
5.250% due 04/15/2029		200	202
6.000% due 02/01/2029		1,975	2,009
6.125% due 12/15/2045		2,080	2,047
6.500% due 02/01/2042		800	828

Eni SpA
5.500% due 05/15/2034		3,425	3,454

EQM Midstream Partners LP
4.500% due 01/15/2029		2,052	1,989
6.500% due 07/01/2027		1,930	1,982

EQT Corp.
5.000% due 01/15/2029		900	906
7.000% due 02/01/2030		2,000	2,158

ESAB Corp.
6.250% due 04/15/2029		2,000	2,032

Expand Energy Corp.
4.750% due 02/01/2032		6,800	6,438
5.375% due 02/01/2029		660	658

Fair Isaac Corp.
4.000% due 06/15/2028		2,095	1,994

Ferguson Finance PLC
3.250% due 06/02/2030		600	555

First Student Bidco, Inc.
4.000% due 07/31/2029		2,675	2,455

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,000	1,763

Flora Food Management BV
6.875% due 07/02/2029	EUR	3,200	3,521

Flutter Treasury Designated Activity Co.
6.375% due 04/29/2029		$4,000	4,078

Fresenius Medical Care U.S. Finance, Inc.
2.375% due 02/16/2031		2,940	2,488

Frontier Communications Holdings LLC
5.875% due 10/15/2027		2,750	2,749

Gap, Inc.
3.625% due 10/01/2029		3,100	2,800
3.875% due 10/01/2031		1,550	1,339

Garda World Security Corp.
4.625% due 02/15/2027		660	643

Gartner, Inc.
3.750% due 10/01/2030		2,825	2,608

Gazprom PJSC Via Gaz Capital SA
8.625% due 04/28/2034		5,500	4,400

Global Medical Response, Inc.
10.000% due 10/31/2028		2,591	2,593

Goat Holdco LLC
6.750% due 02/01/2032		2,125	2,082

goeasy Ltd.
7.375% due 10/01/2030 (b)		2,000	1,964
9.250% due 12/01/2028		2,000	2,102

Gray Oak Pipeline LLC
3.450% due 10/15/2027		470	454

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		3,700	3,804

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

Guara Norte SARL
5.198% due 06/15/2034		$2,396	$2,247

GYP Holdings Corp.
4.625% due 05/01/2029		1,250	1,171

Harbour Energy PLC
6.327% due 04/01/2035 (b)		800	797

HCA, Inc.
3.500% due 09/01/2030		1,230	1,141
4.625% due 03/15/2052		1,300	1,036
5.625% due 09/01/2028		3,224	3,298
5.750% due 03/01/2035		2,500	2,524
5.875% due 02/01/2029		1,600	1,649

HealthEquity, Inc.
4.500% due 10/01/2029		2,000	1,877

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		6,375	5,592
3.750% due 05/01/2029		5,000	4,668
4.000% due 05/01/2031		1,375	1,246

Hilton Grand Vacations Borrower LLC
4.875% due 07/01/2031		1,100	967

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032		2,225	2,281

IHO Verwaltungs GmbH (6.750% Cash or 7.500% PIK)
6.750% due 11/15/2029 (c)	EUR	4,150	4,602

Imola Merger Corp.
4.750% due 05/15/2029		$4,325	4,111

Infor, Inc.
1.750% due 07/15/2025		900	891

Ingevity Corp.
3.875% due 11/01/2028		1,600	1,495

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028		2,150	2,094

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		5,213	4,966

Inter Media & Communication SpA
6.750% due 02/09/2027	EUR	786	861

International Distribution Services PLC
7.375% due 09/14/2030	GBP	1,000	1,339

IQVIA, Inc.
5.700% due 05/15/2028		$1,000	1,019

JetBlue Airways Corp.
9.875% due 09/20/2031		1,200	1,186

JetBlue Pass-Through Trust
4.000% due 05/15/2034		1,417	1,331

John Lewis PLC
4.250% due 12/18/2034	GBP	975	982

Kallpa Generacion SA
5.875% due 01/30/2032		$1,400	1,432

KazMunayGas National Co. JSC
5.375% due 04/24/2030		1,600	1,584
5.750% due 04/19/2047		3,600	3,149

Kinder Morgan, Inc.
7.750% due 01/15/2032		5,975	6,838

Kraft Heinz Foods Co.
4.375% due 06/01/2046		1,000	818

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029		4,500	4,398

Las Vegas Sands Corp.
3.900% due 08/08/2029		1,630	1,534

Leidos, Inc.
2.300% due 02/15/2031		950	817
4.375% due 05/15/2030		640	622

Level 3 Financing, Inc.
11.000% due 11/15/2029		2,725	3,040

Leviathan Bond Ltd.
6.500% due 06/30/2027		1,470	1,453

LifePoint Health, Inc.
8.375% due 02/15/2032		3,000	3,023

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		2,000	1,908
4.750% due 10/15/2027		480	468

Marriott International, Inc.
3.500% due 10/15/2032		2,210	1,972

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029		$550	$505

Mars, Inc.
5.000% due 03/01/2032		2,000	2,009

Medline Borrower LP
6.250% due 04/01/2029		4,000	4,056

Melco Resorts Finance Ltd.
4.875% due 06/06/2025		700	697

MGM China Holdings Ltd.
4.750% due 02/01/2027		3,900	3,824

MGM Resorts International
5.500% due 04/15/2027		1,110	1,102

Midwest Gaming Borrower LLC
4.875% due 05/01/2029		1,400	1,315

Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,180

MPH Acquisition Holdings LLC
5.750% due 12/31/2030		$404	294

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (c)		211	184

National Football League
5.480% due 10/05/2028 «(m)		6,600	6,670
5.580% due 10/05/2033 «(m)		5,000	5,011

National Fuel Gas Co.
2.950% due 03/01/2031		1,150	1,021

NCL Corp. Ltd.
5.875% due 02/15/2027		900	899
8.125% due 01/15/2029		2,000	2,105

Netflix, Inc.
3.625% due 06/15/2030	EUR	2,000	2,219

New Albertsons LP
6.570% due 02/23/2028		$800	790

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		1,325	795

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		3,000	2,919

Noble Finance LLC
8.000% due 04/15/2030		5,000	5,000

Novelis Corp.
3.250% due 11/15/2026		600	581
3.875% due 08/15/2031		700	609

NPC Ukrenergo
6.875% due 11/09/2028		600	471

NuStar Logistics LP
6.375% due 10/01/2030		1,310	1,325

NVR, Inc.
3.000% due 05/15/2030		940	862

NXP BV
3.150% due 05/01/2027		200	194
3.875% due 06/18/2026		1,400	1,388

Occidental Petroleum Corp.
6.375% due 09/01/2028		3,980	4,131
6.450% due 09/15/2036		250	258
6.625% due 09/01/2030		1,990	2,092
8.875% due 07/15/2030		1,040	1,192

Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	1,750	1,810
4.250% due 10/01/2028		$1,700	1,573

ON Semiconductor Corp.
3.875% due 09/01/2028		1,820	1,706

Opal BIDCO
5.500% due 03/31/2032	EUR	2,600	2,811

Open Text Holdings, Inc.
4.125% due 02/15/2030		$600	548

Oracle Corp.
3.850% due 04/01/2060		3,200	2,201

Organon & Co.
4.125% due 04/30/2028		5,000	4,676

ORLEN SA
6.000% due 01/30/2035		1,800	1,849

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027		3,100	3,131

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	43

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

Pertamina Persero PT
4.150% due 02/25/2060		$1,000	$700
4.175% due 01/21/2050		1,500	1,111
4.700% due 07/30/2049		3,000	2,421
6.500% due 05/27/2041		3,000	3,087
6.500% due 11/07/2048		3,500	3,542

Petroleos de Venezuela SA
5.500% due 04/12/2037 ^(d)		27,535	3,855

Petroleos Mexicanos
6.350% due 02/12/2048		4,526	3,017
6.375% due 01/23/2045		8,510	5,738
6.750% due 09/21/2047		13,456	9,214
6.950% due 01/28/2060		4,262	2,912
7.690% due 01/23/2050		10,170	7,635

PetSmart, Inc.
4.750% due 02/15/2028		1,350	1,265
7.750% due 02/15/2029		825	758

Picard Groupe SAS
6.375% due 07/01/2029	EUR	2,000	2,230

Pinnacle Bidco PLC
8.250% due 10/11/2028		3,000	3,405

Post Holdings, Inc.
4.625% due 04/15/2030		$2,510	2,347

Prestige Brands, Inc.
3.750% due 04/01/2031		850	763
5.125% due 01/15/2028		100	98

Prime Healthcare Services, Inc.
9.375% due 09/01/2029		2,000	1,889

Prime Security Services Borrower LLC
3.375% due 08/31/2027		2,400	2,276
5.750% due 04/15/2026		907	906

Primo Water Holdings, Inc.
6.250% due 04/01/2029		3,400	3,394

ProFrac Holdings LLC
11.538% due 01/23/2029 ~		612	633

PTC, Inc.
4.000% due 02/15/2028		200	193

Quanta Services, Inc.
2.900% due 10/01/2030		975	878

Quikrete Holdings, Inc.
6.375% due 03/01/2032		5,300	5,338

Raven Acquisition Holdings LLC
6.875% due 11/15/2031		5,025	4,892

ReNew Pvt Ltd.
5.875% due 03/05/2027		478	471

Rivian Holdings LLC
10.502% due 10/15/2026 ~		5,900	5,951

Rockies Express Pipeline LLC
4.800% due 05/15/2030		2,480	2,331

Rolls-Royce PLC
4.625% due 02/16/2026	EUR	1,000	1,094
5.750% due 10/15/2027		$3,200	3,278

Royal Caribbean Cruises Ltd.
5.625% due 09/30/2031		2,000	1,965

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		2,300	2,259

Sands China Ltd.
2.850% due 03/08/2029		3,700	3,349
3.800% due 01/08/2026		1,000	990
5.125% due 08/08/2025		2,100	2,100
5.400% due 08/08/2028		1,425	1,428

Santos Finance Ltd.
3.649% due 04/29/2031		1,325	1,202

Sartorius Finance BV
4.500% due 09/14/2032	EUR	2,500	2,826
4.875% due 09/14/2035		5,200	5,984

Sasol Financing USA LLC
4.375% due 09/18/2026		$1,800	1,744
6.500% due 09/27/2028		4,350	4,179

Saudi Arabian Oil Co.
3.250% due 11/24/2050		550	361
3.500% due 11/24/2070		2,000	1,243

Seadrill Finance Ltd.
8.375% due 08/01/2030		3,350	3,351

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

Seagate HDD Cayman
9.625% due 12/01/2032		$3,698	$4,163

Sensata Technologies BV
4.000% due 04/15/2029		2,025	1,863

SIG Combibloc PurchaseCo SARL
2.125% due 06/18/2025	EUR	1,400	1,512

Simmons Foods, Inc.
4.625% due 03/01/2029		$250	232

Sirius XM Radio, Inc.
4.125% due 07/01/2030		925	823

Sitio Royalties Operating Partnership LP
7.875% due 11/01/2028		1,000	1,030

Sociedad Quimica y Minera de Chile SA
5.500% due 09/10/2034		3,000	2,911

Southern Co.
3.700% due 04/30/2030		2,300	2,192

Speedway Motorsports LLC
4.875% due 11/01/2027		950	910

Spirit AeroSystems, Inc.
9.750% due 11/15/2030		2,000	2,210

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		62	56
4.100% due 10/01/2029		306	286

Spirit Loyalty Cayman Ltd. (11.000% Cash or 4.000% PIK and 8.000% Cash)
11.000% due 03/06/2030 ^(c)(d)		1,135	1,005

Stagwell Global LLC
5.625% due 08/15/2029		1,400	1,335

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	3,990	4,201
3.375% due 01/15/2031		$6,420	5,587
4.375% due 07/15/2030		1,190	1,099
4.750% due 01/15/2028		1,200	1,163
5.000% due 02/15/2027		1,170	1,153

Star Leasing Co. LLC
7.625% due 02/15/2030		1,800	1,732

Station Casinos LLC
4.500% due 02/15/2028		1,220	1,169
4.625% due 12/01/2031		2,000	1,799

T-Mobile USA, Inc.
2.550% due 02/15/2031		1,165	1,027
2.625% due 02/15/2029		2,475	2,293
2.875% due 02/15/2031		3,210	2,877
3.875% due 04/15/2030		4,650	4,459

TeamSystem SpA
3.500% due 02/15/2028	EUR	400	425

TGS ASA
8.500% due 01/15/2030		$1,000	1,035

Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	6,200	4,961

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (g)	GBP	39	41

TK Elevator Midco GmbH
4.375% due 07/15/2027	EUR	1,000	1,077

Topaz Solar Farms LLC
5.750% due 09/30/2039		$565	544

TopBuild Corp.
4.125% due 02/15/2032		3,925	3,495

Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031		800	701

Travel & Leisure Co.
4.625% due 03/01/2030		1,100	1,029

TreeHouse Foods, Inc.
4.000% due 09/01/2028		1,690	1,528

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		108	105

Twilio, Inc.
3.625% due 03/15/2029		1,800	1,671

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		174	173

U.S. Foods, Inc.
4.750% due 02/15/2029		600	579

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

U.S. Renal Care, Inc.
10.625% due 06/28/2028		$779	$666

UCB SA
4.250% due 03/20/2030	EUR	1,100	1,219

UKG, Inc.
6.875% due 02/01/2031		$4,000	4,061

United Airlines Pass-Through Trust
2.700% due 11/01/2033		235	209
2.900% due 11/01/2029		505	472
3.100% due 01/07/2030		166	158
3.500% due 09/01/2031		340	324
4.150% due 02/25/2033		986	946
5.800% due 07/15/2037		2,866	2,915
5.875% due 04/15/2029		2,246	2,290

United Airlines, Inc.
4.375% due 04/15/2026		2,980	2,935

Univision Communications, Inc.
4.500% due 05/01/2029		1,100	973

Valaris Ltd.
8.375% due 04/30/2030		1,200	1,202

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		7,700	7,134
3.875% due 11/01/2033		4,300	3,704

Venture Global LNG, Inc.
7.000% due 01/15/2030		1,600	1,577
8.125% due 06/01/2028		3,000	3,067
8.375% due 06/01/2031		2,500	2,537
9.500% due 02/01/2029		6,800	7,296

Verisure Holding AB
3.250% due 02/15/2027	EUR	2,000	2,136

Viking Ocean Cruises Ship Ltd.
5.625% due 02/15/2029		$550	542

Viper Energy Partners LP
5.375% due 11/01/2027		2,560	2,538

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,200	5,852
5.250% due 05/15/2029		100	121

Virgin Media Vendor Financing Notes DAC
4.875% due 07/15/2028		3,100	3,718

Viridien
8.500% due 10/15/2030	EUR	2,600	2,887

Vmed O2 U.K. Financing PLC
4.250% due 01/31/2031		$3,850	3,328

VOC Escrow Ltd.
5.000% due 02/15/2028		2,518	2,458

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		6,100	6,100

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	400	416

Walgreens Boots Alliance, Inc.
3.600% due 11/20/2025	GBP	2,700	3,442

Wand NewCo 3, Inc.
7.625% due 01/30/2032		$650	666

Wayfair LLC
7.750% due 09/15/2030		3,900	3,775

Western Digital Corp.
4.750% due 02/15/2026		3,040	3,025

Windstream Services LLC
8.250% due 10/01/2031		2,300	2,344

WMG Acquisition Corp.
2.250% due 08/15/2031	EUR	3,800	3,750

Woodside Finance Ltd.
5.100% due 09/12/2034		$4,500	4,369

WR Grace Holdings LLC
4.875% due 06/15/2027		1,810	1,750

Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028		2,760	2,638

Wynn Las Vegas LLC
5.250% due 05/15/2027		3,800	3,763

Wynn Macau Ltd.
5.625% due 08/26/2028		4,425	4,260

Wynn Resorts Finance LLC
5.125% due 10/01/2029		2,250	2,161

44	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

Yellowstone Energy LP
5.750% due 12/31/2026 «		$886	$876

Yinson Boronia Production BV
8.947% due 07/31/2042		5,427	5,733

Yum! Brands, Inc.
4.625% due 01/31/2032		2,125	1,984

Zayo Group Holdings, Inc.
4.000% due 03/01/2027		260	237

ZF North America Capital, Inc.
6.875% due 04/14/2028		2,000	1,967

ZipRecruiter, Inc.
5.000% due 01/15/2030		1,000	880

			754,749

UTILITIES 4.5%

Alabama Power Co.
1.450% due 09/15/2030		1,570	1,333

Ameren Illinois Co.
3.250% due 03/15/2050		300	206

AT&T, Inc.
2.750% due 06/01/2031		1,000	889
3.550% due 09/15/2055		6,991	4,742
3.650% due 09/15/2059		5,552	3,747

Blue Racer Midstream LLC
7.000% due 07/15/2029		1,000	1,023

Chile Electricity Lux MPC SARL
5.672% due 10/20/2035 (b)		2,800	2,802

Clearway Energy Operating LLC
3.750% due 02/15/2031		2,665	2,344

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030		600	586

ContourGlobal Power Holdings SA
6.750% due 02/28/2030		1,500	1,508

CrownRock LP
5.000% due 05/01/2029		1,325	1,346

Dominion Energy, Inc.
5.000% due 06/15/2030		4,125	4,147

Duke Energy Corp.
3.750% due 04/01/2031	EUR	4,150	4,497

Edison International
5.750% due 06/15/2027		$1,300	1,313

Electricite de France SA
5.250% due 10/13/2055		300	261
5.750% due 01/13/2035		2,200	2,232
6.000% due 04/22/2064		3,100	2,934
9.125% due 03/15/2033 •(j)		6,100	6,876

Enel Finance International NV
2.500% due 07/12/2031		1,700	1,460
6.000% due 10/07/2039		1,300	1,326

Entergy Texas, Inc.
1.750% due 03/15/2031		2,000	1,699

Eskom Holdings SOC Ltd.
6.350% due 08/10/2028		2,000	1,990

FirstEnergy Transmission LLC
2.866% due 09/15/2028		2,000	1,882

FORESEA Holding SA
7.500% due 06/15/2030		1,225	1,184

Gazprom PJSC Via Gaz Finance PLC
2.950% due 01/27/2029		4,800	3,276

Genesis Energy LP
8.250% due 01/15/2029		2,100	2,170

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		300	286

Kentucky Utilities Co.
3.300% due 06/01/2050		100	68

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028		650	642

Narragansett Electric Co.
3.395% due 04/09/2030		600	565

National Grid PLC
0.750% due 09/01/2033	EUR	4,200	3,557

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

NextEra Energy Capital Holdings, Inc.
2.200% due 12/02/2026	AUD	6,900	$4,145

NGPL PipeCo LLC
4.875% due 08/15/2027		$1,602	1,600
7.768% due 12/15/2037		1,139	1,288

Niagara Energy SAC
5.746% due 10/03/2034		1,600	1,583

NiSource, Inc.
3.600% due 05/01/2030		1,000	947

ONEOK, Inc.
5.050% due 11/01/2034		1,575	1,521
5.625% due 01/15/2028		750	763
6.350% due 01/15/2031		1,000	1,063

Pacific Gas & Electric Co.
2.100% due 08/01/2027		300	281
2.500% due 02/01/2031		1,400	1,204
2.950% due 03/01/2026		400	393
3.150% due 01/01/2026		1,110	1,096
3.250% due 06/01/2031		350	312
3.300% due 03/15/2027		700	680
3.300% due 12/01/2027		3,000	2,879
3.500% due 06/15/2025		1,610	1,605
3.500% due 08/01/2050		130	86
3.750% due 07/01/2028		150	144
3.750% due 08/15/2042		100	75
3.950% due 12/01/2047		1,000	732
4.200% due 03/01/2029		2,000	1,935
4.200% due 06/01/2041		500	399
4.250% due 03/15/2046		200	156
4.300% due 03/15/2045		600	470
4.450% due 04/15/2042		500	409
4.500% due 07/01/2040		1,400	1,190
4.600% due 06/15/2043		300	248
4.650% due 08/01/2028		800	792
4.950% due 07/01/2050		444	371

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.000% due 06/30/2030		5,200	4,674
4.000% due 06/30/2050		5,400	3,757
4.375% due 02/05/2050		1,000	743
4.875% due 07/17/2049		3,200	2,576
6.150% due 05/21/2048		2,820	2,722

Rio Oil Finance Trust
8.200% due 04/06/2028		1,446	1,480

San Diego Gas & Electric Co.
1.700% due 10/01/2030		1,900	1,617

Southern California Edison Co.
2.850% due 08/01/2029		100	92
3.650% due 02/01/2050		1,475	1,024
4.650% due 10/01/2043		800	670
4.875% due 03/01/2049		600	502
5.625% due 02/01/2036		1,000	988
6.650% due 04/01/2029		200	207

Southern California Gas Co.
2.550% due 02/01/2030		800	726

Southern Gas Corridor CJSC
6.875% due 03/24/2026		6,980	7,056

System Energy Resources, Inc.
2.140% due 12/09/2025		1,200	1,178

Targa Resources Partners LP
4.000% due 01/15/2032		775	715
4.875% due 02/01/2031		4,645	4,549

Telecom Italia SpA
7.875% due 07/31/2028	EUR	2,650	3,205

Tierra Mojada Luxembourg SARL
5.750% due 12/01/2040		$2,878	2,680

Vodafone Group PLC
5.125% due 06/19/2059		700	607
7.875% due 02/15/2030		30	34

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		2,200	2,302

			135,362

Total Corporate Bonds & Notes (Cost $1,462,191)			1,382,371

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	$657	$728

Total Municipal Bonds & Notes (Cost $861)		728

U.S. GOVERNMENT AGENCIES 14.7%

Fannie Mae
0.196% due 09/25/2040 •(a)	270	6
1.346% due 09/25/2037 •(a)	318	27
4.912% due 10/18/2030 •	1	1
6.500% due 06/25/2028	4	4
6.850% due 12/18/2027	3	3

Freddie Mac
4.963% due 09/15/2030 •	1	1
5.835% due 10/25/2044 - 02/25/2045 •	24	22
6.035% due 07/25/2044 •	33	31
6.500% due 07/25/2043	3	3

Ginnie Mae
4.625% due 03/20/2026 - 07/20/2026 •	1	1
4.750% due 11/20/2026 - 11/20/2027 •	2	3
4.875% due 05/20/2026 •	1	1
6.112% due 09/16/2042 ~	133	132

Uniform Mortgage-Backed Security
3.000% due 02/01/2047	518	457
3.500% due 11/01/2045 - 10/01/2048	5,279	4,825
4.000% due 07/01/2048 - 06/01/2049	1,143	1,077
5.000% due 11/01/2035	14	14
6.000% due 04/01/2054	4,505	4,594

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	67,400	58,406
4.000% due 05/01/2055	34,200	31,821
4.500% due 06/01/2055	91,300	87,261
6.000% due 06/01/2055	82,400	83,534
6.500% due 06/01/2055	159,500	164,202

Total U.S. Government Agencies (Cost $435,941)		436,426

U.S. TREASURY OBLIGATIONS 5.1%

U.S. Treasury Bonds
1.875% due 02/15/2041	57,400	40,294
2.875% due 05/15/2043 (p)(r)	12,532	9,874
3.125% due 02/15/2043 (p)(r)	18,631	15,298
3.750% due 11/15/2043 (r)	1,500	1,340
3.875% due 02/15/2043 (r)	28,000	25,637
4.625% due 05/15/2044 (r)	21,700	21,777
4.750% due 11/15/2043 (p)(r)	11,700	11,956
4.750% due 02/15/2045 (n)	13,200	13,443

U.S. Treasury Inflation Protected Securities (i)
0.375% due 07/15/2025 (p)	10,984	11,003

Total U.S. Treasury Obligations (Cost $176,368)		150,622

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.9%

Adjustable Rate Mortgage Trust
4.054% due 01/25/2036 ~	13	11

American Home Mortgage Assets Trust
4.625% due 05/25/2046 ~	107	92
4.645% due 10/25/2046 •	386	198
5.335% due 02/25/2047 •	19,454	6,848

American Home Mortgage Investment Trust
6.440% due 12/25/2035 •	480	161
6.500% due 03/25/2047 þ	1,656	1,092

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042 «•	5,310	4,037

Banc of America Funding Trust
2.371% due 03/20/2036 •	11	10

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	45

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
5.500% due 01/25/2036	$11	$11
5.643% due 09/20/2035 ~	21	17
6.000% due 07/25/2037	200	168
6.000% due 08/25/2037	55	45

Banc of America Mortgage Trust
5.068% due 02/25/2036 •	6	6
5.336% due 11/20/2046 •	346	308
5.432% due 06/25/2035 ~	41	36
6.000% due 10/25/2036	52	44

Barclays Commercial Mortgage Securities Trust
4.314% due 12/15/2051	600	592

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 •	1	1
4.526% due 02/25/2036 •	142	130
5.081% due 01/25/2035 •	200	196
5.172% due 01/25/2035 •	5	4
5.416% due 08/25/2035 •	183	170
5.954% due 01/25/2034 •	1	1
6.948% due 01/25/2034 •	3	3

Bear Stearns ALT-A Trust
4.055% due 03/25/2036 ~	121	98
4.259% due 08/25/2036 ~	244	165
4.346% due 11/25/2036 •	92	42
4.639% due 11/25/2036 •	89	51
4.676% due 11/25/2036 •	1,928	999
4.775% due 08/25/2036 •	376	332
5.043% due 09/25/2035 •	291	169
5.564% due 05/25/2035 ~	17	16
5.564% due 05/25/2035 •	525	501

Benchmark Mortgage Trust
5.738% due 12/15/2057	4,900	5,075

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 •	5,616	5,064
3.250% due 09/25/2063 ~	5,398	4,847

Chase Mortgage Finance Trust
5.500% due 11/25/2035	225	162
5.500% due 07/25/2037	932	0

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.645% due 10/25/2046 •	243	254
4.685% due 01/25/2036 •	43	41

Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	1,100	1,080

Citigroup Global Markets Mortgage Securities
4.935% due 05/25/2032 ~	5	5

Citigroup Mortgage Loan Trust
4.660% due 05/25/2035 •	74	71
4.821% due 09/25/2037 •	162	150
4.841% due 04/25/2037 •	118	105
5.438% due 09/25/2037 ~	14	13
6.210% due 08/25/2035 •	10	9
6.560% due 10/25/2035 ~	75	72
6.760% due 03/25/2034 •	6	5
7.230% due 10/25/2035 ~	54	56
7.410% due 05/25/2035 •	5	5

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	393	341

Commercial Mortgage Trust
4.228% due 05/10/2051	1,000	972

Countrywide Alternative Loan Trust
4.629% due 12/20/2046 ~	642	561
4.675% due 06/25/2036 •	1,379	1,288
4.714% due 09/20/2046 ~	370	322
4.795% due 04/25/2046 •	4,208	3,913
4.825% due 02/25/2037 •	342	301
4.835% due 02/25/2036 •	3,136	2,668
4.854% due 07/20/2046 ~	240	202
4.902% due 10/25/2035 •	6	5
5.094% due 11/20/2035 •	1,723	1,680
5.500% due 03/25/2035	3,017	2,680
5.500% due 11/25/2035	494	277
5.500% due 12/25/2035	319	195
5.500% due 01/25/2036	96	53
5.635% due 12/25/2035 ~	131	112
5.750% due 02/25/2035	257	172
5.750% due 03/25/2037 ~	81	42
6.000% due 10/25/2036	2,882	1,393
6.000% due 02/25/2037	2,404	881

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
6.250% due 11/25/2036		$618	$457
6.250% due 12/25/2036 ~		436	181
6.250% due 08/25/2037		2,700	1,275

Countrywide Home Loan Mortgage Pass-Through Trust
4.895% due 05/25/2035 ~		49	43
5.500% due 01/25/2035		153	153
5.500% due 09/25/2035		56	55
5.500% due 12/25/2035		161	86
6.000% due 05/25/2036		128	58
6.000% due 01/25/2037		2,702	1,272
6.741% due 02/25/2034 •		18	18
6.804% due 07/20/2034 ~		64	63

Countrywide Home Loan Reperforming REMIC Trust
4.775% due 06/25/2035 ~		30	29

Credit Suisse First Boston Mortgage Securities Corp.
5.994% due 06/25/2033 ~		36	34
6.000% due 01/25/2036		383	237

CSAB Mortgage-Backed Trust
6.672% due 06/25/2036 þ		207	53

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.935% due 02/25/2035 •		744	733
5.500% due 12/25/2035		167	141
6.800% due 07/25/2036 þ		68	58

EMF-NL Prime BV
3.548% due 04/17/2041 •	EUR	145	155

Eurosail PLC
2.961% due 09/10/2044 •		4,395	4,668
5.279% due 09/13/2045 •	GBP	2,683	3,439
5.529% due 06/13/2045 •		1,524	1,954
5.529% due 06/13/2045 ~		208	267

First Horizon Mortgage Pass-Through Trust
5.634% due 02/25/2036 ~		$15	14
5.750% due 05/25/2037		403	134

GMAC Mortgage Corp. Loan Trust
3.941% due 04/19/2036 ~		28	23
4.252% due 11/19/2035 •		18	15

GreenPoint Mortgage Funding Trust
4.975% due 11/25/2045 ~		17	16

GreenPoint Mortgage Funding Trust Pass-Through Certificates
7.394% due 10/25/2033 •		37	36

GSR Mortgage Loan Trust
4.286% due 05/25/2035 •		114	85
4.739% due 01/25/2036 ~		27	25
5.015% due 08/25/2046 •		10,636	2,323
5.076% due 11/25/2035 •		69	66
5.432% due 06/25/2034 •		7	7
5.665% due 11/25/2035 •		57	29
6.000% due 02/25/2036		966	428
6.000% due 03/25/2037		158	80
6.000% due 05/25/2037		42	31
6.697% due 09/25/2035 •		2	2
7.023% due 05/25/2034 ~		31	31

HarborView Mortgage Loan Trust
4.347% due 06/19/2036 •		105	54
4.811% due 09/19/2037 ~		234	202
4.811% due 01/19/2038 •		326	292
4.841% due 12/19/2036 •		1,898	1,493

HomeBanc Mortgage Trust
4.955% due 01/25/2036 ~		46	44

IndyMac INDX Mortgage Loan Trust
3.485% due 07/25/2037 •		89	58
3.981% due 08/25/2036 ~		44	28
4.152% due 06/25/2036 •		164	143
4.915% due 07/25/2035 ~		19	18
4.975% due 06/25/2037 •		58	72

JP Morgan Alternative Loan Trust
4.715% due 03/25/2037 ~		347	298

JP Morgan Mortgage Trust
4.262% due 07/27/2037 ~		409	378
5.416% due 06/25/2036 ~		34	23
5.487% due 08/25/2035 •		89	79
5.491% due 06/25/2037 •		123	94
5.491% due 06/25/2037 ~		448	343
5.590% due 11/25/2054 •		3,260	3,265
5.686% due 07/25/2035 ~		8	7
5.740% due 04/25/2036 •		102	88

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
5.750% due 01/25/2036	$188	$82
5.855% due 04/25/2035 •	94	91

Lehman XS Trust
4.795% due 07/25/2037 •	240	220

MASTR Adjustable Rate Mortgages Trust
3.558% due 11/25/2033 ~	10	9
4.915% due 05/25/2037 •	82	33
5.115% due 05/25/2047 •	950	788

MASTR Alternative Loan Trust
4.835% due 03/25/2036 •	500	48

Merrill Lynch Alternative Note Asset Trust
4.578% due 06/25/2037 •	74	34
4.755% due 01/25/2037 ~	5,523	1,669

Merrill Lynch Mortgage Investors Trust
4.313% due 05/25/2034 ~	73	65
4.855% due 02/25/2036 •	342	334
6.039% due 11/25/2035 •	28	27

MFA Trust
1.381% due 04/25/2065 •	1,558	1,499
6.775% due 10/25/2058 þ	2,375	2,405

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,084	2,026
3.250% due 05/25/2062 ~	198	195

Morgan Stanley Mortgage Loan Trust
3.455% due 11/25/2037 •	537	376
6.000% due 10/25/2037	3,866	2,043

MortgageIT Mortgage Loan Trust
4.935% due 09/25/2037 ~	2,826	2,140

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	2,493	2,391

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.320% due 03/25/2047 þ	65	60

OBX Trust
6.844% due 04/25/2063 þ	2,105	2,130

OPEN Trust
7.408% due 11/15/2040 •	4,338	4,361

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.195% due 12/25/2035 ~	321	317

Prime Mortgage Trust
4.935% due 02/25/2035 •	36	36

PRPM LLC
6.959% due 02/25/2029 þ	1,053	1,056

RBSGC Mortgage Pass-Through Loan Trust
5.500% due 11/25/2035 ~	840	704

RBSSP Resecuritization Trust
6.500% due 10/26/2036 •	760	645

Residential Accredit Loans, Inc. Trust
4.635% due 05/25/2037 •	194	176
4.815% due 07/25/2036 •	73	66
4.835% due 12/25/2046 •	111	93
4.895% due 05/25/2037 •	33	28
4.929% due 02/25/2035 ~	47	41
5.638% due 02/25/2036 •	80	69
6.000% due 06/25/2036	45	36
6.000% due 05/25/2037	39	32
6.500% due 07/25/2036	169	139

Residential Asset Securitization Trust
4.835% due 01/25/2046 ~	718	203
6.000% due 02/25/2036	322	126
6.250% due 09/25/2037	1,857	755

Residential Funding Mortgage Securities, Inc. Trust
5.552% due 02/25/2036 •	149	141
5.874% due 09/25/2035 ~	118	76
6.000% due 10/25/2036	176	141

Structured Adjustable Rate Mortgage Loan Trust
3.979% due 01/25/2035 ~	37	37
4.607% due 09/25/2036 •	579	394
4.835% due 04/25/2047 •	218	180
5.035% due 10/25/2034 •	1,927	1,730
5.038% due 09/25/2035 •	384	342
5.342% due 03/25/2036 ~	33	26

Structured Asset Mortgage Investments Trust
4.875% due 05/25/2036 •	537	439
4.955% due 05/25/2046 •	28	17

46	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
5.091% due 09/19/2032 ~	$3	$3

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.554% due 06/25/2033 ~	11	11

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	7,703	7,353
5.435% due 10/25/2048 •	5,027	5,048
5.435% due 05/25/2058 ~	273	280

Turkeys First National Bank
7.962% due 11/15/2034 «(m)	2,600	2,545

Verus Securitization Trust
5.999% due 02/25/2068 þ	1,714	1,719
6.665% due 09/25/2068 þ	5,201	5,256
7.070% due 10/25/2068 þ	5,859	5,976

Wachovia Mortgage Loan Trust LLC
4.210% due 08/20/2035 •	57	53
7.507% due 10/20/2035 ~	9	9

WaMu Mortgage Pass-Through Certificates Trust
4.142% due 12/25/2036 ~	160	142
4.174% due 12/25/2046 •	102	89
4.194% due 02/27/2034 ~	7	6
4.274% due 02/25/2037 ~	1,174	1,048
4.834% due 09/25/2036 •	128	109
4.955% due 11/25/2045 •	374	359
4.975% due 12/25/2045 •	286	262
5.075% due 08/25/2045 •	181	181
5.335% due 02/25/2047 ~	247	220
5.385% due 06/25/2047 ~	22	18
5.515% due 10/25/2046 •	479	411
5.635% due 08/25/2046 •	649	596
5.683% due 07/25/2046 •	381	342
5.835% due 11/25/2042 •	1	1
6.035% due 06/25/2042 •	1	1
6.035% due 08/25/2042 •	1	1
6.135% due 10/25/2046 •	76	71
6.555% due 09/25/2033 •	969	966

Washington Mutual Mortgage Pass-Through Certificates Trust
3.928% due 09/25/2036 þ	15,495	4,161
4.915% due 01/25/2047 •	290	260
5.475% due 05/25/2047 •	9	12

Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	900	817

Wells Fargo Mortgage-Backed Securities Trust
6.662% due 11/25/2037 •	145	131
6.697% due 04/25/2036 ~	10	10
7.403% due 09/25/2033 ~	8	8

Total Non-Agency Mortgage-Backed Securities (Cost $166,393)		146,925

ASSET-BACKED SECURITIES 10.9%

AUTOMOBILE ABS OTHER 1.2%

Carmax Select Receivables Trust
5.010% due 09/16/2030	4,800	4,823

Exeter Automobile Receivables Trust
5.160% due 07/15/2031	7,665	7,703

GLS Auto Receivables Issuer Trust
5.490% due 07/17/2028	3,800	3,829

GLS Auto Select Receivables Trust
6.670% due 12/17/2029	1,600	1,659

Santander Drive Auto Receivables Trust
4.870% due 05/15/2031	1,000	1,004
5.060% due 05/15/2031	6,800	6,831
5.450% due 03/15/2030	2,405	2,430
6.400% due 03/17/2031	2,313	2,399
6.430% due 02/18/2031	5,400	5,634

		36,312

AUTOMOBILE SEQUENTIAL 0.7%

Carmax Select Receivables Trust
4.770% due 09/17/2029	8,100	8,127

FIRST HELP FINANCIAL LLC
4.920% due 02/15/2031	1,200	1,199

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

Santander Drive Auto Receivables Trust
4.670% due 08/15/2029	$10,500	$10,530

Tricolor Auto Securitization Trust
6.610% due 10/15/2027	675	679

		20,535

CMBS OTHER 0.3%

LoanCore Issuer Ltd.
5.734% due 07/15/2036 •	4,717	4,713
5.899% due 01/17/2037 •	2,608	2,605

		7,318

HOME EQUITY OTHER 4.9%

Aames Mortgage Investment Trust
5.740% due 06/25/2035 •	6,256	5,533

Accredited Mortgage Loan Trust
5.590% due 04/25/2035 •	181	182

ACE Securities Corp. Home Equity Loan Trust
5.035% due 02/25/2036 •	35	35

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.824% due 04/25/2034 •	618	596
5.110% due 01/25/2036 •	889	884

Argent Securities Trust
4.975% due 05/25/2036 •	545	132

Bear Stearns Asset-Backed Securities Trust
5.235% due 10/27/2032 ~	5	5
5.485% due 01/25/2037 •	6,190	6,210
5.485% due 08/25/2037 •	207	183
5.685% due 08/25/2037 ~	96	95
6.235% due 07/25/2035 •	9,318	9,288

Carrington Mortgage Loan Trust
4.915% due 06/25/2036 •	1,803	1,747
5.230% due 09/25/2035 •	654	640
5.260% due 02/25/2035 •	1,375	1,367

Citigroup Mortgage Loan Trust
4.935% due 08/25/2036 •	1,059	1,049

Countrywide Asset-Backed Certificates Trust
4.128% due 02/25/2036 ~	7,250	6,779
4.293% due 10/25/2046 ~	69	70
4.695% due 11/25/2037 •	3,213	2,997
4.725% due 11/25/2037 •	4,754	4,486
4.875% due 09/25/2037 •	52	54
4.895% due 05/25/2037 •	1,564	1,513
5.006% due 10/25/2035 ~	1,488	1,482
5.015% due 06/25/2037 •	2,554	2,474
5.135% due 11/25/2036 •	723	620
5.456% due 07/25/2035 ~	953	948
6.095% due 08/25/2035 þ	12	11

Fieldstone Mortgage Investment Trust
4.754% due 11/25/2036 ~	1,705	1,050

First NLC Trust
4.575% due 08/25/2037 ~	128	64
4.715% due 08/25/2037 ~	85	43

GSAA Home Equity Trust
4.775% due 09/25/2036 ~	906	205
4.915% due 11/25/2036 •	10,764	3,416
5.035% due 03/25/2037 •	173	69
5.035% due 05/25/2047 •	99	60

GSAMP Trust
4.935% due 05/25/2046 •	2,546	2,433

Home Equity Asset Trust
4.995% due 08/25/2036 ~	2,661	2,634

IndyMac Residential Asset Backed Trust
4.575% due 11/25/2036 •	4,362	4,092
4.625% due 04/25/2037 •	3,079	2,080
4.675% due 11/25/2036 ~	1,600	1,295
5.095% due 03/25/2036 •	6,000	5,642

JP Morgan Mortgage Acquisition Corp.
4.735% due 07/25/2036 ~	862	369
4.945% due 02/25/2036 ~	2,953	2,921
5.365% due 12/25/2035 •	1,398	1,378

Long Beach Mortgage Loan Trust
5.185% due 02/25/2034 •	716	709

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

MASTR Asset-Backed Securities Trust
4.755% due 11/25/2036 •	$17,544	$10,365
5.260% due 10/25/2034 ~	189	184

MASTR Specialized Loan Trust
5.560% due 11/25/2035 •	2,076	1,980

Merrill Lynch Mortgage Investors Trust
4.575% due 04/25/2047 •	922	367
4.955% due 03/25/2037 ~	760	705
5.075% due 03/25/2037 •	397	369

Morgan Stanley ABS Capital, Inc. Trust
4.525% due 01/25/2037 •	449	204
4.575% due 10/25/2036 ~	1,664	728
4.635% due 09/25/2036 ~	1,420	492
4.655% due 10/25/2036 •	1,008	441
5.230% due 03/25/2034 •	389	406

Morgan Stanley Home Equity Loan Trust
4.785% due 04/25/2037 •	142	73

Morgan Stanley Mortgage Loan Trust
6.000% due 04/25/2037 ~	10,731	3,734
6.226% due 10/25/2036 þ	176	49

Nationstar Home Equity Loan Trust
4.885% due 03/25/2037 •	3,000	2,714

New Century Home Equity Loan Trust
5.320% due 05/25/2034 ~	3,032	3,043

Option One Mortgage Loan Trust
4.575% due 03/25/2037 •	189	172
4.655% due 01/25/2037 ~	321	188
4.935% due 07/25/2036 •	1,256	720

Renaissance Home Equity Loan Trust
5.375% due 05/25/2034 •	962	867
5.612% due 04/25/2037 þ	927	242

Residential Asset Mortgage Products Trust
4.875% due 12/25/2036 •	854	846

Residential Asset Securities Corp. Trust
5.530% due 03/25/2035 ~	1,237	1,236

Saxon Asset Securities Trust
4.735% due 05/25/2047 •	11,036	8,007
4.835% due 09/25/2047 •	4,761	4,517

Securitized Asset-Backed Receivables LLC Trust
4.555% due 12/25/2036 •	223	48
4.695% due 01/25/2037 •	5,798	5,511
5.395% due 10/25/2035 •	3,151	2,267

SG Mortgage Securities Trust
4.855% due 10/25/2036 •	2,000	1,505

Soundview Home Loan Trust
4.585% due 06/25/2037 ~	2,218	1,452
4.955% due 02/25/2037 •	1,238	333

Structured Asset Investment Loan Trust
4.585% due 09/25/2036 ~	38	37
5.235% due 07/25/2034 •	3,374	3,476
5.335% due 04/25/2035 •	11,000	10,340

Structured Asset Securities Corp. Mortgage Loan Trust
5.065% due 11/25/2037 •	685	663

		146,121

HOME EQUITY SEQUENTIAL 0.1%

ABFC Trust
4.755% due 01/25/2037 •	477	265
4.875% due 01/25/2037 ~	2,043	1,134

Morgan Stanley Mortgage Loan Trust
5.155% due 04/25/2037 •	199	53

		1,452

WHOLE LOAN COLLATERAL 0.4%

Bear Stearns Asset-Backed Securities Trust
5.235% due 09/25/2046 ~	1,168	1,115

Citigroup Mortgage Loan Trust
4.825% due 06/25/2037 •	299	298
7.250% due 05/25/2036 þ	127	64

First Franklin Mortgage Loan Trust
4.915% due 10/25/2036 ~	750	493
5.710% due 07/25/2034 •	54	54

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	47

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

Securitized Asset-Backed Receivables LLC Trust
4.855% due 11/25/2036 •		$23,118	$6,455
5.015% due 12/25/2035 •		214	209

Specialty Underwriting & Residential Finance Trust
4.705% due 04/25/2037 ~		4,609	3,380
5.035% due 12/25/2036 ~		170	166

			12,234

OTHER ABS 3.3%

Allegro CLO Ltd.
5.543% due 01/19/2033 •		5,000	5,001

Anchorage Capital CLO Ltd.
5.393% due 01/20/2035 •		1,000	998

Anchorage Credit Funding Ltd.
3.900% due 07/28/2037		1,060	1,048
3.928% due 04/25/2038		1,800	1,747
4.430% due 07/25/2037		956	937
4.620% due 04/25/2037		930	930

Capital Street Master Trust
5.699% due 10/16/2028 •		2,400	2,402

Carval CLO Ltd.
5.538% due 07/16/2031 •		1,393	1,394

College Avenue Student Loans LLC
5.990% due 06/25/2054 •		3,630	3,668
6.500% due 06/25/2054		4,402	4,589
7.330% due 06/25/2054		2,228	2,337
7.580% due 06/25/2054		2,000	2,093
8.210% due 06/25/2054		500	528
10.120% due 06/25/2054		700	725

CRB Securitization Trust
6.960% due 10/20/2033		841	847

Cumulus Static CLO DAC
3.756% due 11/15/2033 •	EUR	3,752	4,064

KKR CLO Ltd.
5.748% due 02/09/2035 ~		$5,500	5,498

Madison Park Funding Ltd.
5.324% due 10/15/2034 •		3,300	3,283

Magnetite Ltd.
5.452% due 10/15/2031 •		5,945	5,950

Mountain View CLO Ltd.
5.762% due 04/15/2034 ~		5,000	5,004

Navient Student Loan Trust
6.049% due 03/15/2072 •		882	888
7.230% due 03/15/2072		500	527

Neuberger Berman CLO Ltd.
5.591% due 01/28/2030 •		4,330	4,332

Oportun Funding Trust
4.960% due 08/16/2032		700	700
5.240% due 08/16/2032		600	601
5.780% due 08/16/2032		500	501

Pagaya AI Debt Grantor Trust
5.329% due 10/15/2032		2,300	2,301
5.639% due 10/15/2032		2,700	2,701

Pagaya AI Debt Selection Trust
0.000% due 04/15/2032 «•		700	594
5.162% due 04/15/2032 «		868	870
5.617% due 04/15/2032 «		779	784
5.823% due 04/15/2032 «		450	453
6.093% due 11/15/2031		246	248
6.261% due 04/15/2032 «		470	475
7.464% due 06/16/2031		249	250
10.273% due 04/15/2032 «		580	601

Parallel Ltd.
5.426% due 07/15/2034 •		1,900	1,894

Rockford Tower Europe CLO DAC
4.041% due 04/24/2037 •	EUR	2,500	2,705

Silver Rock CLO Ltd.
5.348% due 01/20/2035 •		$1,300	1,300

SMB Private Education Loan Trust
5.999% due 09/15/2053 ~		5,585	5,718
6.150% due 09/15/2053		3,440	3,621
6.930% due 09/15/2053		1,996	2,122
7.540% due 09/15/2053		408	430
8.870% due 09/15/2053		842	902

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

Start Ltd.
4.089% due 03/15/2044		$228	$226

Trinitas CLO Ltd.
5.670% due 04/25/2033 •		7,000	7,005

Voya CLO Ltd.
5.355% due 04/20/2034 •		3,300	3,300

			99,092

Total Asset-Backed Securities (Cost $331,039)			323,064

SOVEREIGN ISSUES 17.5%

Angolan Government International Bond
8.000% due 11/26/2029		4,600	4,089
9.125% due 11/26/2049		2,200	1,700

Argentina Government International Bond
0.750% due 07/09/2030 þ		13,681	9,981
3.500% due 07/09/2041 þ		24,780	14,394
4.125% due 07/09/2035 þ(n)		3,241	2,031

Avenir Issuer Ireland DAC
6.000% due 10/25/2027		7,600	7,177

Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		2,725	2,780
6.250% due 10/31/2028		2,700	2,838

Brazil Government International Bond
2.875% due 06/06/2025		1,000	996
4.750% due 01/14/2050		7,101	5,022
6.125% due 03/15/2034		2,800	2,729

Chile Government International Bond
3.100% due 05/07/2041		4,700	3,463
3.750% due 01/14/2032	EUR	3,100	3,348

Colombia Government International Bond
4.500% due 01/28/2026		$7,100	7,078
4.500% due 03/15/2029		5,000	4,720
5.200% due 05/15/2049		5,700	3,809
7.500% due 02/02/2034		5,500	5,454
8.750% due 11/14/2053		4,600	4,580

Costa Rica Government International Bond
6.125% due 02/19/2031		1,000	1,014
7.300% due 11/13/2054		1,700	1,761

Dominican Republic International Bond
4.875% due 09/23/2032		3,550	3,231
5.875% due 01/30/2060		3,100	2,623
6.500% due 02/15/2048		1,250	1,181
6.850% due 01/27/2045		4,800	4,734
6.950% due 03/15/2037		2,000	2,022

Ecuador Government International Bond
0.000% due 07/31/2030 (g)		585	283
5.000% due 07/31/2040 þ		2,778	1,248
5.500% due 07/31/2035 þ		11,928	5,904
6.900% due 07/31/2030 þ		7,713	4,611

Egypt Government International Bond
4.750% due 04/11/2025	EUR	4,200	4,533
6.375% due 04/11/2031		13,700	12,583
7.053% due 01/15/2032		$2,200	1,859
7.500% due 02/16/2061		4,000	2,680
7.625% due 05/29/2032		700	606
8.625% due 02/04/2030		1,900	1,841
8.750% due 09/30/2051		1,900	1,460
21.954% due 03/04/2028	EGP	384,300	7,781

El Salvador Government International Bond
9.250% due 04/17/2030		$5,000	5,220
9.650% due 11/21/2054		2,750	2,762

Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		4,900	2,714
3.125% due 09/30/2049		12,775	8,751

Ghana Government International Bond
0.000% due 07/03/2026 (g)		300	282
0.000% due 01/03/2030 (g)		657	507
5.000% due 07/03/2029 þ		3,020	2,642
5.000% due 07/03/2035 þ		4,343	3,096

Guatemala Government International Bond
3.700% due 10/07/2033		2,100	1,754
4.500% due 05/03/2026		4,000	3,961
4.900% due 06/01/2030		1,400	1,349
5.375% due 04/24/2032		700	674

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
6.125% due 06/01/2050		$1,400	$1,259

Hungary Government International Bond
3.125% due 09/21/2051		2,100	1,253
5.375% due 09/12/2033	EUR	9,200	10,406

Indonesia Government International Bond
1.300% due 03/23/2034		2,700	2,307
3.650% due 09/10/2032		3,800	4,008
3.875% due 01/15/2033		3,100	3,306

Israel Government International Bond
1.750% due 08/31/2025	ILS	20,500	5,462
3.800% due 05/13/2060		$2,480	1,595
5.375% due 02/19/2030		11,650	11,744

Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	4,600	4,402
5.250% due 03/22/2030		3,300	3,405
5.875% due 10/17/2031		2,000	2,031
8.250% due 01/30/2037		$900	866

Lebanon Government International Bond
6.850% due 03/23/2027 ^(d)		3,925	632

Mexico Government International Bond
2.750% due 11/27/2031 (i)	MXN	183,177	7,822
3.771% due 05/24/2061		$29,126	17,017
4.280% due 08/14/2041		724	550
4.400% due 02/12/2052		1,007	701
4.750% due 04/27/2032		1,600	1,492
5.000% due 04/27/2051		2,000	1,538
5.750% due 10/12/2110		2,000	1,575

Nigeria Government International Bond
6.125% due 09/28/2028		2,600	2,377
6.500% due 11/28/2027		5,700	5,483
7.143% due 02/23/2030		3,000	2,718
7.375% due 09/28/2033		1,600	1,354
7.875% due 02/16/2032		3,000	2,673

North Macedonia Government International Bond
3.675% due 06/03/2026	EUR	2,000	2,158

Oman Government International Bond
5.625% due 01/17/2028		$5,400	5,445
6.000% due 08/01/2029		800	822
6.750% due 01/17/2048		4,980	5,155

Pakistan Government International Bond
6.000% due 04/08/2026		4,600	4,367
7.375% due 04/08/2031 (n)		2,200	1,879

Panama Government International Bond
4.500% due 04/16/2050		3,300	2,107
6.400% due 02/14/2035		4,900	4,609
6.700% due 01/26/2036		10,200	9,790
6.853% due 03/28/2054		1,600	1,404
7.500% due 03/01/2031		4,100	4,247
9.375% due 04/01/2029		2,100	2,351

Paraguay Government International Bond
5.600% due 03/13/2048		1,500	1,325
6.000% due 02/09/2036		2,000	2,003

Peru Government International Bond
2.783% due 01/23/2031		2,175	1,912
6.900% due 08/12/2037	PEN	20,800	5,592
8.750% due 11/21/2033		$3,440	4,183

Provincia de Buenos Aires
6.625% due 09/01/2037 þ		6,586	4,256

Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	2,300	1,953
9.500% due 07/31/2031		$2,000	1,881

Republic of Kenya Government International Bond
8.000% due 05/22/2032		1,600	1,440
9.500% due 03/05/2036		2,700	2,480
9.750% due 02/16/2031		2,100	2,058

Republic of Poland Government International Bond
5.500% due 03/18/2054		4,700	4,416

Republic of South Africa Government International Bond
5.650% due 09/27/2047		3,010	2,228
5.750% due 09/30/2049		3,500	2,581
8.000% due 01/31/2030	ZAR	39,700	2,075
8.875% due 02/28/2035		218,600	10,674

Republic of Uzbekistan International Bond
5.375% due 05/29/2027	EUR	2,000	2,189

48	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

Romania Government International Bond
2.000% due 04/14/2033	EUR	2,000	$1,612
5.250% due 03/10/2030		1,700	1,853
5.250% due 05/30/2032		700	730
5.375% due 03/22/2031		2,650	2,841
5.625% due 05/30/2037		675	667

Saudi Government International Bond
3.375% due 03/05/2032		3,825	4,086
3.450% due 02/02/2061		$2,000	1,245
3.750% due 01/21/2055		3,100	2,116
4.500% due 10/26/2046		28,500	23,442
5.000% due 04/17/2049		300	262
5.375% due 01/13/2031		7,300	7,485

Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	658
5.375% due 06/08/2037		2,600	1,876
6.250% due 05/23/2033		$2,500	1,871
7.750% due 06/10/2031		5,000	4,255

Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,700	1,651
1.500% due 06/26/2029		6,500	6,287
1.650% due 03/03/2033		2,500	2,109
2.050% due 09/23/2036		900	709
3.125% due 05/15/2027		2,900	3,093

Sri Lanka Government International Bond
3.100% due 01/15/2030 þ		$950	844
3.350% due 03/15/2033 þ		1,863	1,472
3.600% due 06/15/2035 þ		1,258	859
3.600% due 05/15/2036 þ		873	684
3.600% due 02/15/2038 þ		1,747	1,382
4.000% due 04/15/2028		1,102	1,039

Turkey Government International Bond
4.875% due 04/16/2043		11,400	7,962
5.125% due 02/17/2028		9,600	9,311
5.750% due 05/11/2047		3,560	2,668
6.000% due 01/14/2041		3,500	2,873
6.125% due 10/24/2028		10,900	10,803
7.625% due 04/26/2029		5,100	5,253
7.625% due 05/15/2034		6,200	6,256
44.165% due 09/06/2028 ~	TRY	114,600	2,841

Ukraine Government International Bond
1.750% due 02/01/2029 þ(n)		$7,581	4,928
1.750% due 02/01/2034 þ		7,095	3,796
1.750% due 02/01/2035 þ		3,688	1,936
1.750% due 02/01/2036 þ		2,938	1,521

Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		12,900	2,417
7.650% due 04/21/2025 ^(d)		900	161
9.250% due 09/15/2027 ^(d)		2,900	609
9.250% due 05/07/2028 ^(d)		900	173

Vietnam Government International Bond
5.500% due 03/12/2028 þ		3,656	3,484

Total Sovereign Issues (Cost $562,812)			519,532

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.1%

COMMUNICATION SERVICES 0.0%

Clear Channel Outdoor Holdings, Inc. (e)	228,414	$254

Windstream Services LLC «(e)	50,061	1,123

		1,377

CONSUMER DISCRETIONARY 0.0%

Caesars Entertainment, Inc. (e)	4,701	118

FINANCIALS 0.1%

Hipotecaria Su Casita SA «(e)	157,773	0

Intelsat Emergence SA «(m)	72,646	2,447

		2,447

INDUSTRIALS 0.0%

Mcdermott International Ltd. (e)	115	2

Spirit Aviation Holdings Inc. «(e)	26,823	402

		404

Total Common Stocks (Cost $9,199)		4,346

WARRANTS 0.0%

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	2,562	5

INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. -Exp. 12/31/2099 «	30,487	457

Total Warrants (Cost $390)		462

PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(j)	400,000	362

Charles Schwab Corp.
4.000% due 12/01/2030 •(j)	2,400,000	2,138
5.000% due 12/01/2027 •(j)	4,200,000	4,048
5.375% due 06/01/2025 •(j)	1,000,000	999

Citigroup, Inc.
4.000% due 12/10/2025 •(j)	1,575,000	1,556

Discover Financial Services
6.125% due 06/23/2025 •(j)	2,390,000	2,384

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(j)	3,600,000	3,587

		SHARES	MARKET VALUE (000S)

Nationwide Building Society ~		4,258	$719

Total Preferred Securities (Cost $16,270)			15,793

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (l)		3,149,282	3,149

		PRINCIPAL AMOUNT (000S)
NIGERIA TREASURY BILLS 0.0%
23.286% due 11/04/2025 (g)(h)	NGN	411,000	236

U.S. TREASURY BILLS 0.1%
4.299% due 04/10/2025 - 04/17/2025 (f)(g)(p)(r)		$1,811	1,808

Total Short-Term Instruments (Cost $5,191)			5,193

Total Investments in Securities (Cost $3,330,707)			3,148,298

		SHARES
INVESTMENTS IN AFFILIATES 8.2%

SHORT-TERM INSTRUMENTS 8.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%

PIMCO Short-Term Floating NAV Portfolio III		24,879,595	242,178

Total Short-Term Instruments (Cost $241,834)			242,178

Total Investments in Affiliates (Cost $241,834)			242,178

Total Investments 114.1% (Cost $3,572,541)			$3,390,476

Financial Derivative Instruments (o)(q) (0.3)% (Cost or Premiums, net $19,716)			(8,212)

Other Assets and Liabilities, net (13.8)%			(411,123)

Net Assets 100.0%			$2,971,141

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	49

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Coupon represents a yield to maturity.

(i)	Principal amount of security is adjusted for inflation.

(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(k)	Contingent convertible security.

(l)	Coupon represents a 7-Day Yield.

(m) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deloitte LLP 5.250% due 01/30/2030	10/30/2024	$2,000	$2,002	0.07%
Deloitte LLP 5.410% due 01/30/2032	10/30/2024	2,000	1,995	0.07
Deloitte LLP 5.590% due 01/30/2035	10/30/2024	2,000	1,977	0.07
Deloitte LLP 5.410% due 01/30/2037	10/30/2024	500	493	0.02
Hardwood Funding LLC 4.980% due 06/07/2028	03/11/2025	2,400	2,409	0.08
Hardwood Funding LLC 5.070% due 06/07/2030	03/11/2025	1,500	1,507	0.05
Intelsat Emergence SA	09/05/2018 - 02/23/2024	6,174	2,447	0.08
National Football League 5.480% due 10/05/2028	03/14/2024	6,600	6,670	0.22
National Football League 5.580% due 10/05/2033	03/14/2024	5,000	5,011	0.17
Project Alpha Investindustrial 4.594% due 02/27/2026	02/28/2025	588	613	0.02
Strategic Credit Opportunities Partners 6.520% due 03/20/2028	02/20/2025	2,700	2,728	0.09
Turkeys First National Bank 7.962% due 11/15/2034	09/18/2024	2,600	2,545	0.08
VB DPR Finance Co. 6.833% due 03/15/2035	01/31/2025	4,300	4,387	0.15

		$38,362	$34,784	1.17%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOO	4.400%	03/31/2025	04/01/2025		$(1,933)	$(1,934)
BOS	4.400	04/01/2025	04/08/2025		(2,856)	(2,856)
JPS	4.470	03/31/2025	04/03/2025		(6,465)	(6,466)
MYI	3.300	01/29/2025	TBD	(2)	(4,985)	(5,013)
	4.100	12/20/2024	TBD	(2)	(1,672)	(1,691)
	4.200	12/20/2024	TBD	(2)	(343)	(347)

Total Reverse Repurchase Agreements						$(18,307)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	05/01/2055	$97,400	$(77,684)	$(77,426)

Total Short Sales (2.6)%				$(77,684)	$(77,426)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOO	$0	$(1,934)	$0	$(1,934)	$1,935	$1
BOS	0	(2,856)	0	(2,856)	2,852	(4)
JPS	0	(6,466)	0	(6,466)	6,416	(50)
MYI	0	(7,051)	0	(7,051)	6,796	(255)

Total Borrowings and Other Financing Transactions	$0	$(18,307)	$0

50	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(1,934)	$(6,466)	$0	$0	$(8,400)
Sovereign Issues	0	0	0	(7,051)	(7,051)

Total Borrowings	$(1,934)	$(6,466)	$0	$(7,051)	$(15,451)

Payable for reverse repurchase agreements(4)					$(15,451)

(n)	Securities with an aggregate market value of $17,661 and cash of $338 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(2,727) at a weighted average interest rate of 3.827%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(2,856) is outstanding at period end.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	29	$29	$(7)	$(2)
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	29	29	(7)	(4)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	58	58	(16)	(12)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	29	29	(11)	(16)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	29	29	(8)	(13)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	58	58	(19)	(22)

Total Written Options					$(68)	$(69)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond June Futures	06/2025	249	$21,482	$320	$21	$0
Euro-BOBL June Futures	06/2025	574	73,108	(663)	174	(19)
Euro-BTP June Futures	06/2025	133	16,901	(372)	45	(20)
Euro-Bund June Futures	06/2025	19	2,647	(5)	0	(5)
Euro-Schatz June Futures	06/2025	1,328	153,584	16	115	(36)
Long Gilt June Futures	06/2025	144	17,055	(137)	184	0
U.S. Treasury 2-Year Note June Futures	06/2025	239	49,514	312	0	(2)
U.S. Treasury 5-Year Note June Futures	06/2025	1,464	158,341	1,553	0	(46)
U.S. Treasury 10-Year Note June Futures	06/2025	342	38,037	588	5	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	1,220	139,233	2,339	114	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	57	6,968	62	25	0

Total Futures Contracts				$4,013	$683	$(128)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.514%	$3,700	$(38)	$94	$56	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2026	0.393	300	(2)	4	2	0	0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	1.153	2,000	(15)	215	200	0	(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	51

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2027	0.999%		400	$21	$14	$35	$0	$(1)
Glencore Finance	5.000	Quarterly	12/20/2031		EUR	3,400	770	(7)	763	0	(19)
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	3.805		10,200	786	(226)	560	0	(93)

							$1,522	$94	$1,616	$0	$(116)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-41 5-Year Index	5.000%	Quarterly	12/20/2028	$	99	$1	$5	$6	$0	$0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		136,000	10,043	(2,557)	7,486	34	(1)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		35,100	1,819	49	1,868	27	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		152,200	3,196	(267)	2,929	1	(8)
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		54,600	1,001	3	1,004	10	0
CDX.iTraxx Crossover 42 5-Year Index	5.000	Quarterly	06/20/2030	EUR	12,330	1,126	(105)	1,021	0	(72)

						$17,186	$(2,872)	$14,314	$72	$(81)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030		GBP	63,000	$(1,732)	$(135)	$(1,867)	$275	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/18/2025	$		60,900	(177)	299	122	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029			87,100	(1,020)	799	(221)	0	(82)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030			3,500	(7)	(22)	(29)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031			24,700	(806)	927	121	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035			900	(3)	(14)	(17)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035			850	(3)	(6)	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035			1,800	(6)	(15)	(21)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035			800	(3)	(4)	(7)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035			1,800	(6)	(10)	(16)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035			1,800	(6)	(14)	(20)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035			1,700	(5)	(14)	(19)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035			56,600	3,864	(1,430)	2,434	0	(176)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035			2,300	(6)	(34)	(40)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035			3,600	(10)	(39)	(49)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035			2,000	(6)	(14)	(20)	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/15/2052			6,600	(127)	(67)	(194)	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054			46,250	303	2,269	2,572	0	(347)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		AUD	34,600	3,287	(3,720)	(433)	20	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033			98,000	575	(56)	519	258	0
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029		CZK	174,100	(79)	8	(71)	22	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		EUR	17,330	(245)	96	(149)	38	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035			29,110	(1,404)	238	(1,166)	123	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055			16,400	1,242	95	1,337	0	(129)
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025		CAD	2,200	(14)	31	17	0	0

								$3,606	$(832)	$2,774	$739	$(884)

Total Swap Agreements								$22,314	$(3,610)	$18,704	$811	$(1,081)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$683	$811	$1,494	$(69)	$(128)	$(1,097)	$(1,294)

(p)

Securities with an aggregate market value of $39,018 and cash of $12,983 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

52	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(16) for closed swap agreements is outstanding at period end.

(q) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	54,601		$362	$0	$(2)
	04/2025		$24,265	AUD	38,357	0	(297)
	04/2025		332	JPY	49,612	0	(1)
	04/2025		417	SGD	558	0	(2)
	05/2025	AUD	38,357		$24,270	297	0
	05/2025	CNH	12,831		1,752	0	(19)
	05/2025	SGD	557		417	2	0
	05/2025		$7,962	CNH	57,658	3	(8)
	05/2025		362	JPY	54,418	2	0
	06/2025	CNH	34,310		$4,695	0	(51)
	06/2025		$2,432	CNH	17,552	0	(4)
	07/2025	CNH	28,693		$3,983	7	(2)
	08/2025		28,698		3,980	0	(7)

BOA	04/2025	CZK	282		11	0	(1)
	04/2025	EUR	1,799		1,943	0	(2)
	04/2025	IDR	6,513,832		394	2	0
	04/2025	KRW	751,899		513	2	0
	04/2025		$394	IDR	6,513,832	0	(2)
	05/2025	CNH	12,546		$1,714	0	(17)
	05/2025	IDR	6,661,390		400	1	0
	05/2025		$425	INR	36,554	1	0
	06/2025	CNH	20,911		$2,880	1	(13)
	06/2025		$1,192	CNH	8,609	0	(1)
	06/2025		711	KRW	1,035,673	0	(6)
	08/2025	CNH	8,712		$1,218	8	0
	08/2025	TWD	663		20	0	0

BPS	04/2025	BRL	9,120		1,575	0	(24)
	04/2025	CZK	3,912		161	0	(9)
	04/2025	EUR	246,811		258,849	0	(8,028)
	04/2025	IDR	38,911,711		2,347	11	0
	04/2025	JPY	19,487		130	0	0
	04/2025	SGD	539		405	4	0
	04/2025	TWD	414,433		12,630	150	0
	04/2025		$1,070	AUD	1,691	0	(14)
	04/2025		1,600	BRL	9,120	0	(2)
	04/2025		5,050	IDR	82,908,075	0	(74)
	04/2025		4,005	INR	347,747	59	0
	04/2025		3,273	JPY	488,003	0	(20)
	04/2025		3,640	KRW	5,286,314	0	(51)
	04/2025		267	SGD	357	0	(1)
	04/2025		7,478	TWD	244,907	0	(103)
	04/2025	ZAR	28,394		$1,552	5	0
	05/2025	CNH	51,686		7,116	3	(19)
	05/2025	IDR	19,822,971		1,192	4	0
	05/2025	SGD	357		267	1	0
	05/2025		$2,944	EUR	2,729	12	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	53

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025		$1,292	IDR	21,439,639	$0	$(7)
	05/2025		3,829	INR	328,464	5	0
	05/2025		130	JPY	19,421	0	0
	06/2025	CNH	41,875		$5,749	0	(45)
	06/2025	KRW	459,832		323	10	0
	06/2025	PLN	771		200	1	0
	06/2025		$6,848	PLN	26,568	33	(39)
	07/2025	TWD	119,242		$3,670	57	0
	08/2025		98,198		3,013	30	0
	09/2025	ILS	16,400		4,481	55	0

BRC	04/2025	INR	10,982		125	0	(3)
	04/2025		$2,447	IDR	40,053,620	0	(45)
	04/2025		199	ILS	732	0	(2)
	04/2025		128	INR	10,969	0	0
	04/2025		14,062	TRY	533,101	8	(134)
	05/2025	INR	11,001		$128	0	0
	05/2025	TRY	33,305		808	0	(9)
	05/2025		$2,060	TRY	80,207	0	(45)
	06/2025	TRY	36,577		$881	1	(2)
	06/2025		$216	PLN	835	0	0
	06/2025		5,871	TRY	232,091	0	(292)
	07/2025	PEN	6,505		$1,762	0	(3)

BSH	04/2025	AUD	40,048		25,373	349	0
	04/2025	JPY	659,074		4,389	0	(6)
	04/2025	PEN	5,978		1,603	0	(24)
	04/2025		$4,965	PEN	18,002	0	(65)
	05/2025		4,389	JPY	656,854	6	0
	06/2025	PEN	5,923		$1,605	0	(4)
	06/2025		$1,865	PLN	7,186	0	(14)
	07/2025	PEN	18,044		$4,965	66	0

CBK	04/2025	BRL	203,464		35,478	0	(178)
	04/2025	CHF	528		600	4	0
	04/2025	IDR	35,111,996		2,116	8	0
	04/2025	ILS	9,329		2,559	50	0
	04/2025	INR	117,263		1,363	0	(8)
	04/2025	PEN	5,716		1,537	0	(19)
	04/2025	TWD	527,517		16,100	214	0
	04/2025		$35,433	BRL	203,464	222	0
	04/2025		23,817	CAD	33,925	0	(241)
	04/2025		195	EGP	10,135	3	0
	04/2025		5,709	EUR	5,238	4	(49)
	04/2025		5,340	IDR	87,428,229	0	(94)
	04/2025		1,441	INR	123,581	2	0
	04/2025		220	KRW	321,818	0	(1)
	04/2025		3,640	PEN	13,252	0	(35)
	04/2025		16,828	TWD	551,500	0	(220)
	05/2025	CAD	33,876		$23,817	241	0
	05/2025	IDR	23,792,087		1,432	6	0
	05/2025	THB	1		0	0	0
	05/2025		$474	EGP	24,973	12	0
	05/2025		1,287	IDR	21,386,355	0	(5)
	06/2025	CNH	12,403		$1,711	0	(5)
	06/2025	KRW	22,431,826		15,622	344	0
	06/2025	PEN	679		185	0	0
	06/2025		$1,083	CNH	7,820	0	(1)
	07/2025	TWD	209,302		$6,433	93	0
	07/2025		$35,478	BRL	207,452	175	0
	07/2025		454	EGP	24,678	10	0
	08/2025	TWD	229,811		$7,053	72	0
	08/2025		$76	EGP	4,164	2	0
	09/2025	ILS	3,977		$1,067	0	(6)
	09/2025	PEN	13,295		3,640	36	0

DUB	04/2025	CAD	34		24	0	0
	04/2025	CHF	10		11	0	0
	04/2025	EUR	4,671		5,085	34	0
	04/2025	ILS	11,657		3,196	60	0
	04/2025	JPY	235,300		1,599	31	0
	04/2025	NZD	263		150	1	0
	04/2025	SGD	44		33	0	0
	04/2025		$2,496	IDR	41,450,154	0	(10)

54	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025		$636	INR	54,736	$3	$0
	04/2025		151	NZD	263	0	(2)
	04/2025		213	SGD	285	0	(1)
	05/2025	IDR	2,919,277		$176	1	0
	05/2025	NZD	263		151	2	0
	05/2025	SGD	285		213	1	0
	05/2025		$201	EGP	10,633	5	0
	06/2025	KRW	15,777,959		$10,983	239	0
	07/2025		$1,356	EGP	73,588	30	0
	08/2025		32		1,766	1	0
	09/2025		388	KZT	205,394	0	0
	12/2025		828		440,955	0	(16)

FAR	04/2025	BRL	163,920		$28,547	0	(179)
	04/2025	CHF	18,827		21,121	0	(159)
	04/2025	ILS	10,080		2,777	65	0
	04/2025	JPY	471,528		3,132	0	(12)
	04/2025		$28,573	BRL	163,920	152	0
	04/2025		21	HUF	7,746	0	0
	04/2025		2,537	JPY	378,552	0	(13)
	04/2025		196	TWD	6,435	0	(3)
	05/2025		2,031	CNH	14,652	0	(9)
	05/2025		3,132	JPY	469,940	12	0
	06/2025		3,400	PLN	13,149	0	(13)
	07/2025	CNH	14,596		$2,031	8	0

GLM	04/2025	BRL	40,181		6,997	0	(44)
	04/2025	IDR	30,033,364		1,809	7	0
	04/2025	KRW	1,144,711		780	3	0
	04/2025	PEN	25,389		6,798	0	(110)
	04/2025		$6,811	BRL	40,181	230	0
	04/2025		3,953	IDR	64,997,941	0	(54)
	04/2025		300	KRW	438,477	0	(2)
	04/2025	ZAR	15,416		$845	5	0
	05/2025	CNH	12,199		1,666	0	(18)
	05/2025	IDR	11,432,233		685	0	0
	05/2025		$27	EGP	1,432	1	0
	05/2025		1,809	IDR	30,060,494	0	(7)
	06/2025		3,029	CNH	21,905	7	(6)
	06/2025		146	EGP	7,780	2	0
	06/2025		780	KRW	1,140,553	0	(3)
	06/2025		1,897	PLN	7,325	0	(11)
	07/2025	TWD	22,645		$696	10	0
	07/2025		$62	TWD	2,009	0	(1)
	08/2025		77	EGP	4,265	2	0

IND	04/2025		19	CHF	16	0	0
	05/2025	CHF	16		$18	0	0

JPM	04/2025	EUR	3,525		3,708	0	(104)
	04/2025	IDR	4,738,868		287	3	0
	04/2025	ILS	11,691		3,209	64	0
	04/2025	INR	12,237		140	0	(3)
	04/2025	JPY	174,694		1,160	0	(5)
	04/2025	SGD	47		35	0	0
	04/2025	TWD	72,018		2,196	27	0
	04/2025		$172	EGP	8,956	4	0
	04/2025		271,372	EUR	251,568	668	(19)
	04/2025		955	IDR	15,693,868	0	(14)
	04/2025		1,024	INR	88,441	8	0
	04/2025		2,725	JPY	406,249	0	(17)
	04/2025		220	KRW	321,676	0	(1)
	04/2025		5,215	TWD	170,868	0	(69)
	05/2025	CNH	13,039		$1,785	0	(14)
	05/2025	EUR	247,347		267,222	0	(667)
	05/2025	IDR	7,651,415		461	2	0
	05/2025		$7,461	CNH	54,087	10	(7)
	05/2025		75	EGP	3,964	1	0
	05/2025		761	JPY	114,409	5	0
	05/2025		4,498	TRY	198,604	512	0
	06/2025	CNH	10,146		$1,390	0	(14)
	06/2025	MXN	150,172		7,277	13	0
	06/2025		$102	NGN	163,234	1	0
	06/2025		7,282	PLN	28,205	10	(29)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	55

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025	CNH	27,654		$3,832	$2	$(4)
	07/2025	TWD	120,702		3,712	55	0
	08/2025	CNH	26,185		3,630	1	(9)
	08/2025	TWD	122,919		3,772	39	0
	08/2025		$69	TWD	2,258	0	0

MBC	04/2025	CHF	887		$1,002	0	(1)
	04/2025	SGD	402		301	2	0
	04/2025	TWD	108,658		3,359	87	0
	04/2025		$22,906	CHF	20,235	0	(34)
	04/2025		496	EGP	25,586	9	0
	04/2025		5,527	GBP	4,296	23	(1)
	04/2025		1,288	INR	111,753	17	0
	04/2025		3,410	TWD	112,010	0	(36)
	04/2025	ZAR	16,609		$910	5	0
	05/2025	CHF	20,163		22,906	34	0
	05/2025	CNH	28,065		3,871	2	(4)
	05/2025	IDR	4,586,559		276	1	0
	05/2025	THB	1,808		54	0	0
	05/2025		$3,680	CNH	26,676	5	(3)
	05/2025		153	EGP	8,071	4	0
	06/2025	KRW	3,490,105		$2,426	48	0
	06/2025		$169	EGP	8,934	2	0
	06/2025		2,202	PLN	8,499	0	(14)
	07/2025	CNH	13,257		$1,840	2	0
	07/2025	TWD	57,525		1,765	22	0
	08/2025	CNH	24,876		3,455	6	(7)
	08/2025	TWD	53,809		1,645	10	0

MYI	04/2025	CAD	33,902		$23,817	257	0
	04/2025	GBP	50,243		63,662	0	(1,238)
	04/2025	SGD	168		126	0	0
	04/2025		$220	EGP	11,369	4	0
	04/2025		838	TWD	27,386	0	(13)
	04/2025	ZAR	36,558		$2,000	8	0
	05/2025	IDR	4,235,524		254	1	0
	06/2025	CNH	7,010		967	0	(3)
	06/2025		$391	PLN	1,549	8	0

NGF	06/2025	KRW	6,995,857		$4,910	146	0

SCX	04/2025	JPY	73,479		494	5	(1)
	04/2025	TWD	57,550		1,773	40	0
	04/2025		$29	EGP	1,523	1	0
	04/2025		3,050	IDR	49,904,022	0	(57)
	04/2025		220	KRW	321,334	0	(2)
	04/2025		986	TWD	32,454	0	(9)
	05/2025	CNH	31,843		$4,417	23	0
	05/2025	IDR	1,790,898		108	0	0
	05/2025		$243	JPY	36,430	1	0
	05/2025		159	NGN	254,596	4	0
	06/2025	CNH	2,925		$403	0	(2)
	06/2025		$194	EGP	10,287	3	0
	06/2025		172	NGN	276,549	2	0
	07/2025		216	EGP	11,750	5	0
	08/2025	TWD	32,185		$986	9	0

SOG	04/2025		$287	EGP	14,907	5	0
	05/2025		310		16,297	6	0
	06/2025		244		12,936	4	0

SSB	04/2025		59,418	GBP	45,947	0	(66)
	05/2025	GBP	45,947		$59,413	66	0

UAG	04/2025	IDR	3,740,132		225	1	0
	04/2025		$273	IDR	4,514,671	0	(2)
	04/2025		2,502	JPY	372,200	0	(20)
	04/2025		450	ZAR	8,177	0	(4)
	05/2025		225	IDR	3,745,392	0	(1)
	06/2025		545	PLN	2,105	0	(3)
	08/2025		224	TRY	9,890	0	0

Total Forward Foreign Currency Contracts						$5,909	$(13,551)

56	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	3,700	$(5)	$(3)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	3,800	(7)	(5)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	5,400	(7)	(6)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	7,400	(7)	(7)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	7,400	(8)	(8)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	2,900	(3)	(3)

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	2,900	(4)	(3)

						$(41)	$(35)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC USD versus TRY	TRY	38.550	04/01/2025	9,000	$(196)	$(135)
	Call - OTC USD versus TRY		45.400	04/01/2025	9,000	(127)	0

UAG	Put - OTC USD versus TRY		39.750	08/11/2025	1,400	(44)	(10)
	Call - OTC USD versus TRY		51.750	08/11/2025	1,400	(31)	(45)

						$(398)	$(190)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	1,700	$(3)	$(4)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	1,700	(3)	0

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	2,200	(8)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	2,200	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	1,000	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	1,000	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	1,000	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	1,000	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	1,000	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	1,000	(3)	(5)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	1,400	(2)	(5)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	1,400	(2)	(1)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	2,300	(8)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	2,300	(9)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	2,300	(10)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	2,300	(10)	(9)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	3,500	(15)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	3,500	(15)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	1,700	(8)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	1,700	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	1,800	(8)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	1,800	(8)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	1,700	(7)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	1,700	(7)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	1,700	(6)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	1,700	(6)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	1,700	(7)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	1,700	(7)	(6)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	1,800	(8)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	1,800	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	1,100	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	1,100	(4)	0

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	2,700	(10)	(8)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	2,700	(10)	(3)

							$(231)	$(160)

Total Written Options							$(670)	$(385)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	57

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)		Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
											Asset	Liability
BOA	Romania Government International Bond	1.000%	Quarterly	06/20/2030	2.100%		$	10,100	$(505)	$4	$0	$(501)

BPS	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.540			1,500	8	1	9	0
	Romania Government International Bond	1.000	Quarterly	12/20/2025	0.805			5,700	8	2	10	0

BRC	Romania Government International Bond	1.000	Quarterly	06/20/2030	2.100			4,900	(247)	4	0	(243)

CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.570			1,700	(9)	25	16	0

DUB	Eskom «	4.650	Quarterly	06/30/2029	—	♦		5,000	0	286	286	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		6,777	0	46	46	0

GST	Indonesia Government International Bond	1.000	Quarterly	12/20/2029	0.889			1,700	24	(15)	9	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029			600	(6)	6	0	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326			7,900	(67)	39	0	(28)

JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.540			1,100	(9)	15	6	0
	Poland Government International Bond	1.000	Quarterly	06/20/2029	0.594			5,000	65	16	81	0

MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.394			200	(3)	4	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.654			3,600	10	12	22	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.716			1,300	(4)	12	8	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.908			900	(17)	20	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029			3,900	(41)	38	0	(3)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	2.294			4,000	(1,067)	960	0	(107)

Total Swap Agreements									$(1,860)	$1,475	$497	$(882)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$311	$0	$0	$311	$(393)	$0	$0	$(393)	$(82)	$0	$(82)
BOA	15	0	0	15	(42)	0	(501)	(543)	(528)	2	(526)
BPS	440	0	19	459	(8,436)	(4)	0	(8,440)	(7,981)	8,554	573
BRC	9	0	0	9	(535)	(16)	(243)	(794)	(785)	716	(69)
BSH	421	0	0	421	(113)	0	0	(113)	308	0	308
CBK	1,498	0	16	1,514	(862)	(141)	0	(1,003)	511	0	511
DUB	408	0	332	740	(29)	0	0	(29)	711	(530)	181
FAR	237	0	0	237	(388)	(38)	0	(426)	(189)	359	170
GLM	267	0	0	267	(256)	(74)	0	(330)	(63)	0	(63)
GST	0	0	9	9	0	(29)	(28)	(57)	(48)	0	(48)
JPM	1,425	0	87	1,512	(976)	(3)	0	(979)	533	(410)	123
MBC	279	0	0	279	(100)	0	0	(100)	179	(270)	(91)
MYC	0	0	34	34	0	(11)	(110)	(121)	(87)	120	33
MYI	278	0	0	278	(1,254)	0	0	(1,254)	(976)	1,327	351
NGF	146	0	0	146	0	(11)	0	(11)	135	0	135
RBC	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
SCX	93	0	0	93	(71)	0	0	(71)	22	(30)	(8)
SOG	15	0	0	15	0	0	0	0	15	0	15
SSB	66	0	0	66	(66)	0	0	(66)	0	0	0
UAG	1	0	0	1	(30)	(55)	0	(85)	(84)	0	(84)

Total Over the Counter	$5,909	$0	$497	$6,406	$(13,551)	$(385)	$(882)	$(14,818)

(r)

Securities with an aggregate market value of $11,077 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a

58	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$683	$683
Swap Agreements	0	72	0	0	739	811

	$0	$72	$0	$0	$1,422	$1,494

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,909	$0	$5,909
Swap Agreements	0	497	0	0	0	497

	$0	$497	$0	$5,909	$0	$6,406

	$0	$569	$0	$5,909	$1,422	$7,900

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$69	$69
Futures	0	0	0	0	128	128
Swap Agreements	0	213	0	0	884	1,097

	$0	$213	$0	$0	$1,081	$1,294

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,551	$0	$13,551
Written Options	0	35	0	190	160	385
Swap Agreements	0	882	0	0	0	882

	$0	$917	$0	$13,741	$160	$14,818

	$0	$1,130	$0	$13,741	$1,241	$16,112

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$331	$331
Futures	0	0	0	0	(11,511)	(11,511)
Swap Agreements	0	24,283	0	0	(16)	24,267

	$0	$24,283	$0	$0	$(11,196)	$13,087

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,472	$0	$23,472
Written Options	0	0	0	0	1,509	1,509
Swap Agreements	0	848	0	0	0	848

	$0	$848	$0	$23,472	$1,509	$25,829

	$0	$25,131	$0	$23,472	$(9,687)	$38,916

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	59

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	0	0	2,889	2,889
Swap Agreements	0	(16,772)	0	0	2,119	(14,653)

	$0	$(16,772)	$0	$0	$5,007	$(11,765)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(10,479)	$0	$(10,479)
Written Options	0	5	0	209	71	285
Swap Agreements	0	(233)	0	0	0	(233)

	$0	$(228)	$0	$(10,270)	$71	$(10,427)

	$0	$(17,000)	$0	$(10,270)	$5,078	$(22,192)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$102,295	$60,541	$162,836
Corporate Bonds & Notes
Banking & Finance	0	474,762	17,498	492,260
Industrials	0	741,067	13,682	754,749
Utilities	0	135,362	0	135,362
Municipal Bonds & Notes
Illinois	0	728	0	728
U.S. Government Agencies	0	436,426	0	436,426
U.S. Treasury Obligations	0	150,622	0	150,622
Non-Agency Mortgage-Backed Securities	0	140,343	6,582	146,925
Asset-Backed Securities
Automobile ABS Other	0	36,312	0	36,312
Automobile Sequential	0	20,535	0	20,535
CMBS Other	0	7,318	0	7,318
Home Equity Other	0	146,121	0	146,121
Home Equity Sequential	0	1,452	0	1,452
Whole Loan Collateral	0	12,234	0	12,234
Other ABS	0	95,315	3,777	99,092
Sovereign Issues	0	519,532	0	519,532
Common Stocks
Communication Services	254	0	1,123	1,377
Consumer Discretionary	118	0	0	118
Financials	0	0	2,447	2,447
Industrials	0	2	402	404
Warrants
Financials	0	0	5	5
Industrials	0	0	457	457
Preferred Securities
Banking & Finance	0	15,793	0	15,793
Short-Term Instruments
Mutual Funds	0	3,149	0	3,149
Nigeria Treasury Bills	0	236	0	236
U.S. Treasury Bills	0	1,808	0	1,808

	$372	$3,041,412	$106,514	$3,148,298

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$242,178	$0	$0	$242,178

Total Investments	$242,550	$3,041,412	$106,514	$3,390,476

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(77,426)	$0	$(77,426)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	539	955	0	1,494
Over the counter	0	6,074	332	6,406

	$539	$7,029	$332	$7,900

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(80)	(1,198)	0	(1,278)
Over the counter	0	(14,818)	0	(14,818)

	$(80)	$(16,016)	$0	$(16,096)

Total Financial Derivative Instruments	$459	$(8,987)	$332	$(8,196)

Totals	$243,009	$2,954,999	$106,846	$3,304,854

60	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$33,383	$40,695	$(20,312)	$(5)	$1	$2,330	$4,449	$0	$60,541	$1,043
Corporate Bonds & Notes
Banking & Finance	3,944	17,400	(1,800)	90	0	(1,722)	0	(414)	17,498	99
Industrials	13,523	0	(408)	0	0	(228)	795	0	13,682	90
Non-Agency Mortgage-Backed Securities	1,373	6,411	(432)	54	(13)	195	0	(1,006)	6,582	129
Asset-Backed Securities
Home Equity Other	80	0	(67)	0	12	(9)	0	(16)	0	0
Other ABS	0	3,894	(153)	4	0	32	0	0	3,777	32
Common Stocks
Communication Services(3)	1,658	0	(48)	0	(695)	208	0	0	1,123	(458)
Energy	73	0	(124)	0	51	0	0	0	0	0
Financials	1,991	0	0	0	0	456	0	0	2,447	456
Industrials	315	399	(298)	0	298	(312)	0	0	402	3
Warrants
Financials	5	0	0	0	0	0	0	0	5	0
Industrials	0	375	0	0	0	82	0	0	457	82

	$56,345	$69,174	$(23,642)	$143	$(346)	$1,032	$5,244	$(1,436)	$106,514	$1,476

Financial Derivative Instruments - Assets
Over the counter	$334	$24	$0	$0	$0	$(26)	$0	$0	$332	$(26)

Totals	$56,679	$69,198	$(23,642)	$143	$(346)	$1,006	$5,244	$(1,436)	$106,846	$1,450

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$25,838	Discounted Cash Flow	Discount Rate		6.028-14.360	7.131
	13,220	Indicative Market Quotation	Broker Quote		74.500-100.500	91.165
	984	Other Valuation Techniques(4)	—		—	—
	14,555	Recent Transaction	Purchase Price		98.500-100.000	99.289
	5,944	Third Party Vendor	Broker Quote		100.750	—
Corporate Bonds & Notes
Banking & Finance	6,468	Discounted Cash Flow	Discount Rate		5.394-6.189	5.753
	11,030	Proxy Pricing	Base Price		100.000	—
Industrials	12,556	Discounted Cash Flow	Discount Rate		5.051-6.950	5.398
	796	Indicative Market Quotation	Broker Quote		60.000	—
	330	Third Party Vendor	Expected Recovery		6.000	—
Non-Agency Mortgage-Backed Securities	6,582	Discounted Cash Flow	Discount Rate		6.660-8.930	7.179
Asset-Backed Securities
Other ABS	3,777	Discounted Cash Flow	Discount Rate		4.642-10.839	6.622
Common Stocks
Communication Services	1,123	Comparable Companies	EBITDA Multiple	X	4.609	—
Financials	2,447	Comparable Companies	EBITDA Multiple	X	4.660	—
Industrials	402	Indicative Market Quotation	Broker Quote		15.000	—
Warrants
Financials	5	Option Pricing Model	Volatility		32.500	—
Industrials	457	Indicative Market Quotation	Broker Quote		15.000	—
Financial Derivative Instruments - Assets
Over the counter	332	Indicative Market Quotation	Broker Quote		0.329-5.703	4.950

Total	$106,846

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Utilities to Communication Services since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	61

Schedule of Investments	PIMCO ESG Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.6%

CORPORATE BONDS & NOTES 30.4%

BANKING & FINANCE 20.0%

ABN AMRO Bank NV
2.470% due 12/13/2029 •		$500	$461

Acef Holding SCA
0.750% due 06/14/2028	EUR	500	499

AIB Group PLC
2.875% due 05/30/2031 •		400	431
6.608% due 09/13/2029 •		$500	528

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		400	326

Ally Financial, Inc.
2.200% due 11/02/2028		800	725
8.000% due 11/01/2031		450	502

American Homes 4 Rent LP
5.500% due 02/01/2034		450	451

American Tower Corp.
2.100% due 06/15/2030		500	437
3.100% due 06/15/2050		300	196

Asian Development Bank
6.720% due 02/08/2028	INR	187,400	2,205

Banco BTG Pactual SA
2.750% due 01/11/2026		$1,000	983

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(f)(g)		200	179

Bank of America Corp.
2.299% due 07/21/2032 •		1,400	1,196
6.204% due 11/10/2028 •		1,600	1,663

Bank of Ireland Group PLC
6.253% due 09/16/2026 •		500	503

Banque Ouest Africaine de Developpement
2.750% due 01/22/2033	EUR	870	802

Barclays PLC
5.501% due 08/09/2028 •		$1,000	1,015
7.385% due 11/02/2028 •		800	850

BNP Paribas SA
4.625% due 02/25/2031 •(f)(g)		400	345
7.750% due 08/16/2029 •(f)(g)		1,000	1,033

Boston Properties LP
2.550% due 04/01/2032		150	124
3.400% due 06/21/2029		100	93

BPCE SA
2.045% due 10/19/2027 •		500	480
5.748% due 07/19/2033 •		300	303

Brookfield Finance, Inc.
2.724% due 04/15/2031		350	311

CNP Assurances SACA
1.250% due 01/27/2029	EUR	500	502

Cooperatieve Rabobank UA
4.375% due 06/29/2027 ~(f)(g)		400	428

CoStar Group, Inc.
2.800% due 07/15/2030		$800	713

CPI Property Group SA
1.500% due 01/27/2031	EUR	100	85
4.000% due 01/22/2028 þ	GBP	200	239

Credit Agricole Assurances SA
1.500% due 10/06/2031	EUR	500	464

Crown Castle, Inc.
3.100% due 11/15/2029		$400	369

CTP NV
1.250% due 06/21/2029	EUR	200	197
1.500% due 09/27/2031		500	463

Deutsche Bank AG
1.875% due 02/23/2028 ~		200	212
6.119% due 07/14/2026 •		$600	602

Digital Dutch Finco BV
0.625% due 07/15/2025	EUR	900	967
1.000% due 01/15/2032		300	269
1.250% due 02/01/2031		200	189

EQT AB
0.875% due 05/14/2031		800	739

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 04/06/2028	EUR	800	$851

Equinix, Inc.
3.900% due 04/15/2032		$400	373

First American Financial Corp.
2.400% due 08/15/2031		600	507

Ford Motor Credit Co. LLC
5.125% due 06/16/2025		200	200
5.918% due 03/20/2028		2,200	2,211

FS KKR Capital Corp.
3.125% due 10/12/2028		400	364

Globalworth Real Estate Investments Ltd.
6.250% due 03/31/2030	EUR	376	413

Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		$400	343
2.615% due 04/22/2032 •		500	437

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		1,000	973

Grainger PLC
3.000% due 07/03/2030	GBP	100	115

Hanwha Life Insurance Co. Ltd.
3.379% due 02/04/2032 •		$300	291

HAT Holdings LLC
3.375% due 06/15/2026		535	519
3.750% due 09/15/2030		300	267
8.000% due 06/15/2027		550	570

Host Hotels & Resorts LP
2.900% due 12/15/2031		250	217
3.375% due 12/15/2029		600	558
3.500% due 09/15/2030		200	183
5.700% due 07/01/2034		300	300

Howard Hughes Corp.
4.375% due 02/01/2031		600	535

HSBC Holdings PLC
2.871% due 11/22/2032 •		700	609
6.254% due 03/09/2034 •		600	635

Hudson Pacific Properties LP
3.950% due 11/01/2027		230	204
5.950% due 02/15/2028		400	348

ING Groep NV
2.727% due 04/01/2032 •		200	176
3.875% due 05/16/2027 •(f)(g)		200	184
4.250% due 05/16/2031 •(f)(g)		200	168
4.252% due 03/28/2033 •		500	473
4.875% due 05/16/2029 ~(f)(g)		200	184
5.525% due 03/25/2036 ~		300	301

Intesa Sanpaolo SpA
6.625% due 06/20/2033		700	750

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028		500	531

JPMorgan Chase & Co.
2.545% due 11/08/2032 •		1,400	1,211

Kilroy Realty LP
2.500% due 11/15/2032		200	159
2.650% due 11/15/2033		900	701

Legal & General Group PLC
5.625% due 03/24/2031 •(f)(g)	GBP	200	238

Lloyds Banking Group PLC
3.574% due 11/07/2028 •		$400	389
3.750% due 03/18/2028 •		500	491

Logicor Financing SARL
3.250% due 11/13/2028	EUR	700	748

Mitsubishi UFJ Financial Group, Inc.
2.494% due 10/13/2032 •		$500	430

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
5.875% due 05/23/2042 •		400	408

Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/2031		300	300

NatWest Group PLC
5.125% due 05/12/2027 ~(f)(g)	GBP	200	249

NE Property BV
3.375% due 07/14/2027	EUR	300	325

Nexi SpA
1.625% due 04/30/2026		550	586

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Holdings, Inc.
2.172% due 07/14/2028		$700	$646

Nordea Bank Abp
3.750% due 03/01/2029 •(f)(g)		500	445

Norinchukin Bank
5.094% due 10/16/2029		1,400	1,413

OneMain Finance Corp.
3.500% due 01/15/2027		781	749
7.125% due 11/15/2031		600	604

PennyMac Financial Services, Inc.
5.750% due 09/15/2031		200	190

Prologis LP
4.200% due 02/15/2033	CAD	1,400	978

Regency Centers LP
3.700% due 06/15/2030		$100	95

Santander Holdings USA, Inc.
6.174% due 01/09/2030 •		500	514

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		1,400	1,362
6.534% due 01/10/2029 •		300	312

Shinhan Bank Co. Ltd.
4.000% due 04/23/2029 (g)		200	193
4.375% due 04/13/2032 (g)		500	476

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	300	317
1.750% due 11/24/2028		200	201

SLM Corp.
3.125% due 11/02/2026		$900	870

Standard Chartered PLC
2.678% due 06/29/2032 •		200	173
3.603% due 01/12/2033 •		200	177
6.301% due 01/09/2029 •		600	622
7.767% due 11/16/2028 •		500	536

Sun Communities Operating LP
4.200% due 04/15/2032		300	282

UBS Group AG
4.375% due 02/10/2031 •(f)(g)		200	172
5.959% due 01/12/2034 •		300	312

UDR, Inc.
3.100% due 11/01/2034		100	83

UniCredit SpA
5.459% due 06/30/2035 •		400	393

VIA Outlets BV
1.750% due 11/15/2028	EUR	500	511

Vonovia SE
1.875% due 06/28/2028		600	628

Weyerhaeuser Co.
4.000% due 11/15/2029		$100	97

Workspace Group PLC
2.250% due 03/11/2028	GBP	600	703

ZF Finance GmbH
2.000% due 05/06/2027	EUR	700	714

			58,872

INDUSTRIALS 6.6%

180 Medical, Inc.
3.875% due 10/15/2029		$700	654

Accor SA
2.375% due 11/29/2028	EUR	900	948

Ball Corp.
3.125% due 09/15/2031		$580	503

BCP Modular Services Finance PLC
4.750% due 11/30/2028	EUR	100	105

Boise Cascade Co.
4.875% due 07/01/2030		$500	473

CDW LLC
3.569% due 12/01/2031		500	452

Cellnex Finance Co. SA
3.875% due 07/07/2041		200	157

Centene Corp.
2.625% due 08/01/2031		600	505
3.000% due 10/15/2030		500	438

62	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chobani LLC
7.625% due 07/01/2029		$500	$514

Fair Isaac Corp.
4.000% due 06/15/2028		570	542

Gap, Inc.
3.625% due 10/01/2029		250	226
3.875% due 10/01/2031		250	216

Graphic Packaging International LLC
2.625% due 02/01/2029	EUR	400	407

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$250	219
4.000% due 05/01/2031		200	181

Illumina, Inc.
2.550% due 03/23/2031		300	259

InterContinental Hotels Group PLC
3.375% due 10/08/2028	GBP	300	365

International Distribution Services PLC
7.375% due 09/14/2030		500	670

JDE Peet’s NV
2.250% due 09/24/2031		$800	671

Lenovo Group Ltd.
3.421% due 11/02/2030		400	369

Lindblad Expeditions LLC
6.750% due 02/15/2027		300	299

Marks & Spencer PLC
3.750% due 05/19/2026	GBP	100	128
4.500% due 07/10/2027		300	374

Metalsa Sapi De Cv
3.750% due 05/04/2031		$450	356

Micron Technology, Inc.
2.703% due 04/15/2032		200	171

MSCI, Inc.
3.625% due 09/01/2030		600	556

NetApp, Inc.
5.500% due 03/17/2032		350	353
5.700% due 03/17/2035		350	350

NextEra Energy Operating Partners LP
7.250% due 01/15/2029		800	788

NXP BV
2.500% due 05/11/2031		300	260
5.000% due 01/15/2033		1,300	1,280

ReNew Pvt Ltd.
5.875% due 03/05/2027		200	197

Sartorius Finance BV
4.875% due 09/14/2035	EUR	600	690

St Marys Cement, Inc.
5.750% due 04/02/2034		$400	398

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	600	632

Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031		$600	526

Travis Perkins PLC
3.750% due 02/17/2026	GBP	400	505

VeriSign, Inc.
2.700% due 06/15/2031		$400	352

Vilmorin & Cie SA
1.375% due 03/26/2028	EUR	400	393

Vmed O2 U.K. Financing PLC
4.500% due 07/15/2031	GBP	200	220
4.750% due 07/15/2031		$600	522

Warnermedia Holdings, Inc.
4.054% due 03/15/2029		500	471
5.050% due 03/15/2042		200	160

Weir Group PLC
2.200% due 05/13/2026		400	389

ZF North America Capital, Inc.
6.750% due 04/23/2030		250	238

			19,482

UTILITIES 3.8%

AES Andes SA
6.300% due 03/15/2029		350	359

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AES Corp.
2.450% due 01/15/2031		$720	$616
5.450% due 06/01/2028		300	305
7.600% due 01/15/2055 •		500	506

CenterPoint Energy Houston Electric LLC
5.300% due 04/01/2053		700	668

Clean Renewable Power Mauritius Pte. Ltd.
4.250% due 03/25/2027		161	155

Duke Energy Carolinas LLC
3.550% due 03/15/2052		402	285

Edison International
6.250% due 03/15/2030		1,400	1,419

Greenko Wind Projects Mauritius Ltd.
7.250% due 09/27/2028		800	790

Iberdrola International BV
6.750% due 09/15/2033		250	273

India Green Power Holdings
4.000% due 02/22/2027		217	207

Pacific Gas & Electric Co.
6.700% due 04/01/2053		1,100	1,146

Pattern Energy Operations LP
4.500% due 08/15/2028		500	466

San Diego Gas & Electric Co.
2.950% due 08/15/2051		350	220

Solar Star Funding LLC
5.375% due 06/30/2035		140	142

Southwestern Public Service Co.
3.150% due 05/01/2050		100	65

Star Energy Geothermal Wayang Windu Ltd.
6.750% due 04/24/2033		298	300

TDC Net AS
5.056% due 05/31/2028	EUR	400	447

TerraForm Power Operating LLC
5.000% due 01/31/2028		$200	194

United Utilities Water Finance PLC
3.750% due 05/23/2034	EUR	600	636

Verizon Communications, Inc.
5.050% due 05/09/2033		$1,700	1,708

Vodafone Group PLC
5.125% due 06/04/2081 •		110	84

			10,991

Total Corporate Bonds & Notes (Cost $91,786)			89,345

U.S. GOVERNMENT AGENCIES 59.7%

Fannie Mae
3.000% due 01/01/2059		1,237	1,068
3.500% due 05/01/2056 - 08/01/2059		1,477	1,325

Freddie Mac
0.846% due 11/25/2030 ~(a)		2,777	104

Ginnie Mae
5.500% due 07/20/2053 - 08/20/2053		3,955	3,976

Ginnie Mae, TBA
5.000% due 04/01/2055		2,800	2,754

Uniform Mortgage-Backed Security
3.000% due 07/01/2052		436	379
4.000% due 09/01/2049 - 05/01/2054		11,960	11,165
4.500% due 07/01/2052 - 05/01/2054		11,140	10,670
5.000% due 08/01/2052 - 07/01/2054		30,837	30,285
5.500% due 09/01/2052 - 01/01/2055		31,030	31,051
6.000% due 10/01/2053 - 01/01/2055		3,665	3,727
6.500% due 02/01/2054 - 05/01/2054		4,296	4,444

Uniform Mortgage-Backed Security, TBA
3.500% due 04/01/2055 - 05/01/2055		6,200	5,588

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 05/01/2055 - 06/01/2055		$34,380	$34,855
6.500% due 06/01/2055		33,200	34,179

Total U.S. Government Agencies (Cost $174,635)			175,570

U.S. TREASURY OBLIGATIONS 14.1%

U.S. Treasury Bonds
4.250% due 08/15/2054 (j)		600	567
4.500% due 11/15/2054 (j)		3,200	3,154

U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2031 (j)(l)		2,196	2,029
0.125% due 01/15/2032 (j)		9,624	8,714
0.875% due 02/15/2047 (n)		1,053	797
1.375% due 07/15/2033 (j)		3,346	3,266
1.500% due 02/15/2053 (l)		641	534
1.875% due 07/15/2034 (j)		6,984	7,051

U.S. Treasury Notes
2.750% due 08/15/2032 (j)		2,200	2,012
3.875% due 09/30/2029 (j)		3,000	2,992
4.500% due 03/31/2026 (j)		5,100	5,121
4.500% due 04/15/2027 (j)		5,200	5,261

Total U.S. Treasury Obligations (Cost $40,716)			41,498

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.0%

1211 Avenue of the Americas Trust
4.142% due 08/10/2035 •		2,300	2,171

225 Liberty Street Trust
4.501% due 02/10/2036		1,550	1,451

280 Park Avenue Mortgage Trust
5.702% due 09/15/2034 •		1,000	974

Adjustable Rate Mortgage Trust
4.675% due 08/25/2036 •		622	211
4.995% due 08/25/2036 •		250	78

American Home Mortgage Assets Trust
4.625% due 12/25/2046 •		29	25
4.855% due 06/25/2037 •		125	120

BAMLL Commercial Mortgage Securities Trust
0.000% due 09/15/2038 ~(a)		261,000	0
7.184% due 09/15/2038 •		1,000	893

Barclays Commercial Mortgage Securities Trust
3.688% due 02/15/2053 ~		2,453	1,815
4.957% due 08/10/2035 ~		900	828

Barclays Commercial Real Estate Trust
4.563% due 08/10/2033 ~		2,660	2,073

Bear Stearns ALT-A Trust
4.755% due 06/25/2046 •		256	230

Beast Mortgage Trust
6.934% due 03/15/2036 •		500	323
7.170% due 02/15/2037 •		1,200	554

Bridgegate Funding PLC
8.556% due 10/16/2062	GBP	950	1,247
9.556% due 10/16/2062		950	1,242

Chase Mortgage Finance Trust
4.732% due 03/25/2037 •		$51	48
4.732% due 03/25/2037 ~		48	44

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		225	196

Commercial Mortgage Trust
3.832% due 02/10/2036 ~		2,100	2,044
7.584% due 12/15/2038 •		1,000	973

Countrywide Alternative Loan Trust
4.815% due 10/25/2046 •		61	56
5.074% due 11/20/2035 •		120	105

Countrywide Home Loan Mortgage Pass-Through Trust
4.358% due 02/25/2047 ~		36	31

Countrywide Home Loan Reperforming REMIC Trust
4.749% due 01/25/2034 •		67	60

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.405% due 04/25/2047 •		66	59

DOLP Trust
3.704% due 05/10/2041 •		1,600	1,310

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	63

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DROP Mortgage Trust
6.683% due 10/15/2043 •		$1,000	$899
7.183% due 10/15/2043 •		996	852

Extended Stay America Trust
6.133% due 07/15/2038 •		281	281
6.683% due 07/15/2038 •		498	498

GS Mortgage Securities Trust
3.602% due 10/10/2049 ~		200	162

HarborView Mortgage Loan Trust
4.335% due 06/19/2036 ~		113	46

Independence Plaza Trust
3.911% due 07/10/2035		1,500	1,478
4.158% due 07/10/2035		200	197
4.356% due 07/10/2035		350	342

IndyMac INDX Mortgage Loan Trust
4.775% due 01/25/2037 •		59	53
4.955% due 07/25/2035 ~		348	234

JP Morgan Chase Commercial Mortgage Securities Trust
5.984% due 04/15/2038 •		365	364
6.184% due 03/15/2036 •		100	76
6.384% due 04/15/2038 •		900	898
6.524% due 06/15/2038 •		1,000	917
6.734% due 03/15/2036 •		1,600	1,030
7.534% due 03/15/2036 ~		300	141

KREST Commercial Mortgage Securities Trust
2.927% due 11/05/2044 •		2,000	1,322

Merrill Lynch Alternative Note Asset Trust
4.835% due 03/25/2037 •		740	200

MFT Trust
3.283% due 08/10/2040 •		1,000	725
3.283% due 08/10/2040 ~		180	139
3.358% due 02/10/2042		100	77

Morgan Stanley Capital Trust
5.734% due 12/15/2036 •		1,480	920
6.234% due 12/15/2036 •		1,097	123

Morgan Stanley Mortgage Loan Trust
4.755% due 06/25/2036 •		251	49

Natixis Commercial Mortgage Securities Trust
0.514% due 02/15/2039 •(a)		23,885	440

NYO Commercial Mortgage Trust
6.979% due 11/15/2038 •		1,500	1,456

One New York Plaza Trust
5.384% due 01/15/2036 •		200	192
5.684% due 01/15/2036 •		1,000	947

Residential Accredit Loans, Inc. Trust
5.500% due 02/25/2036		206	168
6.000% due 06/25/2036		122	99
6.000% due 06/25/2037		182	145

Residential Asset Securitization Trust
2.255% due 04/25/2037 •(a)		510	64
4.745% due 04/25/2037 •		510	113

SFO Commercial Mortgage Trust
6.233% due 05/15/2038 ~		450	431
6.833% due 05/15/2038 •		450	430

Starwood Commercial Mortgage Trust
6.734% due 04/15/2034 •		1,000	986
6.739% due 11/15/2036 •		1,100	1,086

Trinity Square PLC
5.870% due 07/15/2059 ~	GBP	1,800	2,326

VASA Trust
6.184% due 07/15/2039 •		$400	357
6.534% due 07/15/2039 •		400	345

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 11/25/2037		76	73

Worldwide Plaza Trust
3.526% due 11/10/2036		100	69
3.596% due 11/10/2036 •		1,250	261

Total Non-Agency Mortgage-Backed Securities (Cost $47,961)			41,172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 12.3%

AUTOMOBILE SEQUENTIAL 1.8%

FIRST HELP FINANCIAL LLC
4.430% due 01/18/2028	$160	$160
4.920% due 02/15/2031	1,400	1,399
5.690% due 02/15/2030	860	869
5.890% due 06/15/2030	2,128	2,156

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	483	472
5.320% due 09/25/2030	336	337

		5,393

CMBS OTHER 0.2%

Starwood Commercial Mortgage Trust
6.531% due 04/18/2038 •	400	398

HOME EQUITY OTHER 3.5%

ACE Securities Corp. Home Equity Loan Trust
4.775% due 11/25/2036 •	470	193

Argent Securities Trust
4.735% due 07/25/2036 •	143	127

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.235% due 11/25/2034 •	300	271

Asset-Backed Securities Corp. Home Equity Loan Trust
4.077% due 01/25/2036 •	2,085	1,867
6.280% due 05/25/2035 •	403	378

Bear Stearns Asset-Backed Securities Trust
4.715% due 11/25/2036 •	30	30
6.059% due 12/25/2034 •	224	222

Centex Home Equity Loan Trust
5.365% due 09/25/2034 •	59	58
5.395% due 03/25/2035 •	204	202

Countrywide Asset-Backed Certificates Trust
4.870% due 01/25/2045 •	266	251
4.915% due 03/25/2047 •	195	184

EquiFirst Mortgage Loan Trust
6.235% due 04/25/2035 •	210	186

GSAA Home Equity Trust
4.575% due 03/25/2036 ~	50	16
6.000% due 10/25/2037	17	15
6.948% due 06/25/2036 þ	215	49

Long Beach Mortgage Loan Trust
4.755% due 10/25/2036 •	735	235

MASTR Asset-Backed Securities Trust
5.335% due 10/25/2035 ~	225	206

Merrill Lynch Mortgage Investors Trust
5.035% due 12/25/2036 •	1,087	1,049

New Century Home Equity Loan Trust
5.170% due 10/25/2035 •	1,800	1,549

Residential Asset Securities Corp. Trust
5.315% due 08/25/2034 •	83	83

Structured Asset Investment Loan Trust
5.410% due 05/25/2035 •	1,639	1,490

Structured Asset Securities Corp. Mortgage Loan Trust
4.855% due 02/25/2037 •	76	75
4.870% due 07/25/2036 •	1,559	1,547

		10,283

WHOLE LOAN COLLATERAL 0.9%

First Franklin Mortgage Loan Trust
4.924% due 03/25/2036 •	1,663	1,596

Lehman XS Trust
4.775% due 10/25/2036 •	113	102

Residential Asset Mortgage Products Trust
5.425% due 10/25/2033 •	175	174
5.635% due 01/25/2035 •	700	674

Specialty Underwriting & Residential Finance Trust
5.605% due 12/25/2035 •	133	131

		2,677

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 5.9%

37 Capital CLO Ltd.
5.592% due 07/15/2034 ~		$1,300	$1,300

Arbour CLO DAC
3.706% due 11/15/2037 •	EUR	2,600	2,816

CVC Cordatus Opportunity Loan Fund-R DAC
4.041% due 08/15/2033 «•		1,400	1,514

GoodLeap Sustainable Home Solutions Trust
4.000% due 04/20/2049		$806	673
4.950% due 07/20/2049		820	748

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		125	98

Mosaic Solar Loan Trust
2.640% due 01/20/2053		520	455

Northwoods Capital Ltd.
5.565% due 11/13/2031 ~		1,643	1,641

Palmer Square European Loan Funding DAC
4.685% due 01/15/2033 •	EUR	1,000	1,084

Regatta Funding Ltd.
5.502% due 01/15/2033 •		$1,400	1,401

Service Experts Issuer
2.670% due 02/02/2032		330	321

Sunnova Sol Issuer LLC
2.790% due 02/22/2049		1,362	1,211
5.300% due 05/20/2050		984	960
5.400% due 04/30/2058		1,052	1,020

Sunrun Demeter Issuer
2.270% due 01/30/2057		623	542

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		1,400	1,406

Upstart Pass-Through Trust
3.800% due 04/20/2030		105	104

			17,294

Total Asset-Backed Securities (Cost $37,035)			36,045

SOVEREIGN ISSUES 3.5%

Brazil Government International Bond
6.125% due 03/15/2034		700	682

Chile Government International Bond
2.750% due 01/31/2027		300	290
3.500% due 01/31/2034		300	265

Fondo Mivivienda SA
4.625% due 04/12/2027		400	398

Hungary Government International Bond
4.000% due 07/25/2029	EUR	1,100	1,212

Mexico Government International Bond
2.250% due 08/12/2036		610	497
4.000% due 08/24/2034 (e)	MXN	44,636	2,033
4.490% due 05/25/2032	EUR	1,100	1,175

Peru Government International Bond
7.300% due 08/12/2033	PEN	4,800	1,380

Republic of South Africa Government International Bond
10.500% due 12/21/2026	ZAR	7,540	426

Republic of Uzbekistan International Bond
5.375% due 05/29/2027	EUR	400	438

Romania Government International Bond
2.000% due 04/14/2033		200	161
5.500% due 09/18/2028		500	561
6.375% due 09/18/2033		500	552

Serbia Government International Bond
1.000% due 09/23/2028		300	291

Uruguay Government International Bond
4.975% due 04/20/2055		$100	90

Total Sovereign Issues (Cost $10,783)			10,451

64	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

FINANCIALS 0.0%

MNEQ Holdings, Inc. «(b)(h)	1,017	$4

Total Common Stocks (Cost $17)		4

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.1%

CaixaBank SA
5.875% due 10/09/2027 ~(f)(g)	200,000	222

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(f)	100,000	97

		319

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.2%

SVB Financial Trust
11.000% due 11/07/2032	1,159	$568

Total Preferred Securities (Cost $1,310)		887

SHORT-TERM INSTRUMENTS 1.3%

REPURCHASE AGREEMENTS (i) 0.9%
		2,700

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.4%
4.295% due 04/17/2025 - 06/05/2025 (c)(d)(n)	$1,051	$1,044

Total Short-Term Instruments (Cost $3,744)		3,744

Total Investments in Securities (Cost $407,987)		398,716

Total Investments 135.6% (Cost $407,987)		$398,716

Financial Derivative Instruments (k)(m) (0.3)% (Cost or Premiums, net $2,639)		(992)

Other Assets and Liabilities, net (35.3)%		(103,667)

Net Assets 100.0%		$294,057

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
MNEQ Holdings, Inc.	04/26/2022 - 07/19/2023	$17	$4	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.410%	03/31/2025	04/01/2025	$2,700	U.S. Treasury Notes 2.750% due 04/30/2027	$(2,753)	$2,700	$2,700

Total Repurchase Agreements						$(2,753)	$2,700	$2,700

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	4.440%	03/20/2025	04/10/2025	$(28,716)	$(28,758)

Total Reverse Repurchase Agreements					$(28,758)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	65

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	4.440%	03/13/2025	04/10/2025	$(1,092)	$(1,094)
TDM	4.440	03/13/2025	04/10/2025	(5,924)	(5,938)
	4.440	03/19/2025	04/09/2025	(570)	(571)

Total Sale-Buyback Transactions					$(7,603)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	05/01/2055	$750	$(594)	$(596)
Uniform Mortgage-Backed Security, TBA	2.500	04/01/2055	750	(618)	(624)
Uniform Mortgage-Backed Security, TBA	3.000	05/01/2055	500	(431)	(433)
Uniform Mortgage-Backed Security, TBA	5.000	05/01/2055	8,300	(8,147)	(8,128)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2055	6,400	(6,380)	(6,387)

Total Short Sales (5.5)%				$(16,170)	$(16,168)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(28,758)	$0	$(28,758)	$28,738	$(20)
BOS	2,700	0	0	2,700	(2,753)	(53)

Master Securities Forward Transaction Agreement
BPG	0	0	(1,094)	(1,094)	1,084	(10)
TDM	0	0	(6,509)	(6,509)	6,584	75

Total Borrowings and Other Financing Transactions	$2,700	$(28,758)	$(7,603)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(28,758)	$0	$0	$(28,758)

Total	$0	$(28,758)	$0	$0	$(28,758)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(7,603)	0	0	(7,603)

Total	$0	$(7,603)	$0	$0	$(7,603)

Total Borrowings	$0	$(36,361)	$0	$0	$(36,361)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(36,361)

(j)	Securities with an aggregate market value of $36,406 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(37,536) at a weighted average interest rate of 5.029%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(8) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

66	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	3	$3	$(1)	$0
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	3	3	(1)	(1)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	6	6	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	3	3	(1)	(2)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	3	3	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	6	6	(2)	(2)

Total Written Options					$(7)	$(7)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2025	6	$836	$(13)	$3	$0
U.S. Treasury 2-Year Note June Futures	06/2025	368	76,239	326	0	(3)
U.S. Treasury 5-Year Note June Futures	06/2025	1	108	2	0	0
U.S. Treasury 10-Year Note June Futures	06/2025	363	40,372	553	6	0
U.S. Treasury Long-Term Bond June Futures	06/2025	39	4,574	43	7	0

				$911	$16	$(3)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	5	$(1,205)	$18	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	4	(959)	19	0	0
3-Month SOFR Active Contract March Futures	06/2025	4	(957)	21	0	0
3-Month SOFR Active Contract March Futures	06/2026	4	(965)	13	0	0
3-Month SOFR Active Contract September Futures	12/2025	4	(962)	17	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	6	(685)	(8)	0	(1)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	7	(856)	(17)	0	(2)

				$63	$0	$(3)

Total Futures Contracts				$974	$16	$(6)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.359%	EUR 200	$(1)	$6	$5	$0	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.448	700	(10)	24	14	0	(1)

						$(11)	$30	$19	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	14,100	$(385)	$(33)	$(418)	$61	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	4	4	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		1,700	106	13	119	0	(16)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	590,000	16	42	58	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2028		1,600,000	90	250	340	0	(21)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		260,000	(5)	(17)	(22)	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		1,100,000	203	64	267	0	(18)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	67

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700%	Annual	09/18/2029	JPY	580,000	$8	$36	$44	$0	$(12)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		233,400	1	78	79	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		340,000	20	26	46	0	(16)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		79,000	20	72	92	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025		$100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		500	(4)	(8)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025		200	(2)	(3)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		35,500	55	314	369	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.620	Annual	07/24/2025		3,200	24	42	66	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		3,500	45	43	88	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		2,500	1	45	46	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026		250	0	10	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		30,800	(401)	222	(179)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026		11,200	250	(279)	(29)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		550	0	29	29	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		500	0	25	25	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027		400	0	20	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.430	Annual	09/30/2027		700	0	28	28	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		670	0	27	27	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027		600	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2027		500	(9)	46	37	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		890	20	2	22	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029		110	0	10	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		500	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		200	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		26,800	(196)	326	130	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		2,470	228	(36)	192	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		54,800	2,787	(1,111)	1,676	3	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		1,440	41	25	66	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		1,900	(15)	300	285	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	05/10/2031		800	8	102	110	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		700	52	72	124	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		8,400	190	(146)	44	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031		250	(1)	38	37	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032		13,800	(751)	366	(385)	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032		200	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.350	Annual	12/14/2032		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033		18,580	179	379	558	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033		11,110	(57)	186	129	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		3,490	52	180	232	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		200	(1)	(6)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		200	(1)	3	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		200	(1)	2	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		200	0	2	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		200	(1)	0	(1)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		200	(1)	0	(1)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		400	(2)	5	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		200	(1)	0	(1)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		200	(1)	0	(1)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		200	(1)	1	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		200	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		200	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		200	(1)	6	5	1	0

68	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.078%	Annual	04/29/2034	$200	$(1)	$4	$3	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	500	(1)	10	9	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	200	(1)	5	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	11,400	(56)	155	99	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	300	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	400	(1)	0	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	200	(1)	1	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	200	(1)	2	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	200	(1)	4	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	200	(1)	3	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	200	(1)	3	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	400	(1)	9	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	200	(1)	6	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	400	(2)	9	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	200	(1)	4	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	200	(1)	6	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	200	(1)	6	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	200	(1)	8	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	100	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	200	(1)	10	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	200	(1)	11	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	200	(1)	10	9	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	200	(1)	(5)	(6)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	200	(1)	(6)	(7)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	200	(1)	(6)	(7)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	300	(1)	(9)	(10)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	200	(1)	(5)	(6)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	200	(1)	(5)	(6)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	200	(1)	(4)	(5)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	400	(1)	(10)	(11)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	200	(1)	(4)	(5)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	1,100	(4)	(21)	(25)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	600	(2)	6	4	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034	600	(3)	7	4	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	200	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	200	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	200	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	200	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	200	(1)	6	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	200	(1)	6	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	250	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	200	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	5,800	(435)	182	(253)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	400	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	100	(1)	36	35	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051	250	(3)	100	97	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	50	0	(19)	(19)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	50	0	(19)	(19)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	100	(30)	(6)	(36)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	200	(2)	(24)	(26)	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	69

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	2.750%	Annual	06/21/2053		$2,400	$149	$334	$483	$0	$(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	(8)	(9)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		100	(7)	(17)	(24)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	1	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		100	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		100	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		100	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		3,000	179	16	195	0	(22)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	13,200	0	(179)	(179)	4	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		6,100	0	(82)	(82)	2	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		18,400	(7)	(210)	(217)	5	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	200	0	6	6	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	4	4	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		200	0	7	7	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		200	0	7	7	0	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		100	0	4	4	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		200	0	(7)	(7)	0	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		200	0	(6)	(6)	0	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		200	0	(2)	(2)	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		100	0	3	3	0	0
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		200	(1)	(4)	(5)	0	(1)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	3	3	0	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(2)	(2)	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	1,600	10	42	52	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	4,000	(15)	65	50	18	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	700	(3)	(17)	(20)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		450	(2)	(11)	(13)	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		200	(1)	9	8	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		200	0	9	9	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		200	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		200	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		200	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		200	0	1	1	0	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		13,100	208	(95)	113	0	(29)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		500	(11)	11	0	2	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		100	0	7	7	0	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		400	(2)	26	24	1	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		200	(1)	(5)	(6)	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		200	(1)	(4)	(5)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		200	(1)	0	(1)	0	(1)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		400	(1)	(8)	(9)	2	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(1)	(1)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(2)	(2)	0	(2)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		4,000	197	(37)	160	0	(17)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		300	25	(1)	24	0	(2)

							$2,666	$2,125	$4,791	$197	$(376)

Total Swap Agreements							$2,655	$2,155	$4,810	$197	$(377)

70	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$16	$197	$213	$(7)	$(6)	$ (377)	$ (390)

(l)

Securities with an aggregate market value of $1,112 and cash of $6,096 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2025	CAD	1,403		$974	$0	$(1)
	04/2025		$284	EUR	263	0	0

BPS	04/2025	EUR	24,855		$26,112	6	(769)
	04/2025	JPY	97,276		647	0	(1)
	04/2025		$1,887	JPY	281,389	0	(11)
	05/2025		647		96,950	1	0
	05/2029	KWD	70		$240	4	0
	07/2029		9		30	1	0

BSH	04/2025	AUD	67		42	1	0
	04/2025	JPY	455,472		3,033	0	(4)
	04/2025	PEN	1,443		383	0	(10)
	05/2025		$3,033	JPY	453,938	4	0

CBK	04/2025		985	CAD	1,403	0	(10)
	04/2025		1,144	PEN	4,187	0	(4)
	05/2025	CAD	1,400		$985	10	0
	09/2025	PEN	4,201		1,144	5	0

GLM	04/2025	BRL	24,976		4,350	0	(27)
	04/2025	PEN	2,741		727	0	(19)
	04/2025		$4,359	BRL	24,976	18	0

JPM	04/2025	JPY	290,194		$1,923	0	(12)
	04/2025		$26,525	EUR	24,592	66	0
	04/2025		1,883	JPY	281,049	0	(10)
	05/2025	EUR	24,592		$26,568	0	(66)
	05/2025		$1,923	JPY	289,221	12	0
	06/2025	MXN	36,182		$1,790	40	0
	06/2025		$2,085	MXN	43,033	0	(4)

MYI	04/2025	GBP	6,986		$8,852	0	(172)
	04/2025		$1,054	ZAR	19,267	0	(4)
	05/2025	AUD	67		$42	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	71

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SCX	04/2025	BRL	25,086		$4,292	$0	$(104)
	04/2025	JPY	150,151		996	0	(5)
	04/2025	PEN	955		254	0	(6)
	04/2025		$4,369	BRL	25,086	27	0
	04/2025		1,653	JPY	248,256	2	0
	05/2025		1,212		181,857	5	(1)
	06/2025		4,292	BRL	25,404	103	0

SSB	04/2025		9,034	GBP	6,986	0	(10)
	05/2025	GBP	6,986		$9,033	10	0

UAG	04/2025		$1,442	JPY	214,615	0	(12)

Total Forward Foreign Currency Contracts						$315	$(1,262)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110%	07/26/2032	200	$32	$15
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	300	49	86

MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	300	39	9
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	300	40	75

Total Purchased Options							$160	$185

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	200	$(1)	$(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	200	(1)	0

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	100	0	(1)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	200	0	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	200	0	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	400	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	200	(1)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	100	0	0

							$(19)	$(13)

72	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Cap	0.026%	1-Day USD-SOFR Compounded-OIS	07/23/2025	3,200	$(28)	$(27)
	Put - OTC 1-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2025	3,200	(28)	0

						$(56)	$(27)

Total Written Options						$(75)	$(40)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
MYC	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	1.094%	$	1,000	$(43)	$42	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
MYC	CMBX.NA.AAA.14 Index	0.500%	Monthly	12/16/2072	$	2,100	$(51)	$39	$0	$(12)

Total Swap Agreements							$(94)	$81	$0	$(13)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BPS	12	0	0	12	(781)	(1)	0	(782)	(770)	716	(54)
BRC	0	0	0	0	0	(1)	0	(1)	(1)	12	11
BSH	5	0	0	5	(14)	0	0	(14)	(9)	0	(9)
CBK	15	0	0	15	(14)	(1)	0	(15)	0	0	0
GLM	18	101	0	119	(46)	(9)	0	(55)	64	0	64
JPM	118	0	0	118	(92)	0	0	(92)	26	0	26
MYC	0	84	0	84	0	(28)	(13)	(41)	43	78	121
MYI	0	0	0	0	(176)	0	0	(176)	(176)	0	(176)
SCX	137	0	0	137	(116)	0	0	(116)	21	0	21
SSB	10	0	0	10	(10)	0	0	(10)	0	0	0
UAG	0	0	0	0	(12)	0	0	(12)	(12)	0	(12)

Total Over the Counter	$315	$185	$0	$500	$(1,262)	$(40)	$(13)	$(1,315)

(n)

Securities with an aggregate market value of $806 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	73

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$16	$16
Swap Agreements	0	0	0	0	197	197

	$0	$0	$0	$0	$213	$213

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$315	$0	$315
Purchased Options	0	0	0	0	185	185

	$0	$0	$0	$315	$185	$500

	$0	$0	$0	$315	$398	$713

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	6	6
Swap Agreements	0	1	0	0	376	377

	$0	$1	$0	$0	$389	$390

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,262	$0	$1,262
Written Options	0	0	0	0	40	40
Swap Agreements	0	13	0	0	0	13

	$0	$13	$0	$1,262	$40	$1,315

	$0	$14	$0	$1,262	$429	$1,705

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$44	$44
Futures	0	0	0	0	(882)	(882)
Swap Agreements	0	23	0	0	2,006	2,029

	$0	$23	$0	$0	$1,168	$1,191

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$222	$0	$222
Purchased Options	0	0	0	0	(24)	(24)
Written Options	0	0	0	0	169	169
Swap Agreements	0	21	0	0	0	21

	$0	$21	$0	$222	$145	$388

	$0	$44	$0	$222	$1,313	$1,579

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(2)	$(2)
Futures	0	0	0	0	569	569
Swap Agreements	0	(11)	0	0	(2,320)	(2,331)

	$0	$(11)	$0	$0	$(1,753)	$(1,764)

74	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(959)	$0	$(959)
Purchased Options	0	0	0	0	(2)	(2)
Written Options	0	0	0	0	10	10
Swap Agreements	0	17	0	0	0	17

	$0	$17	$0	$(959)	$8	$(934)

	$0	$6	$0	$(959)	$(1,745)	$(2,698)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$58,872	$0	$58,872
Industrials	0	19,482	0	19,482
Utilities	0	10,991	0	10,991
U.S. Government Agencies	0	175,570	0	175,570
U.S. Treasury Obligations	0	41,498	0	41,498
Non-Agency Mortgage-Backed Securities	0	41,172	0	41,172
Asset-Backed Securities
Automobile Sequential	0	5,393	0	5,393
CMBS Other	0	398	0	398
Home Equity Other	0	10,283	0	10,283
Whole Loan Collateral	0	2,677	0	2,677
Other ABS	0	15,780	1,514	17,294
Sovereign Issues	0	10,451	0	10,451
Common Stocks
Financials	0	0	4	4
Preferred Securities
Banking & Finance	0	319	0	319
Industrials	0	568	0	568
Short-Term Instruments
Repurchase Agreements	0	2,700	0	2,700
U.S. Treasury Bills	0	1,044	0	1,044

Total Investments	$0	$397,198	$1,518	$398,716

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,168)	$0	$(16,168)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	210	0	213
Over the counter	0	500	0	500

	$3	$710	$0	$713

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(390)	0	(390)
Over the counter	0	(1,315)	0	(1,315)

	$0	$(1,705)	$0	$(1,705)

Total Financial Derivative Instruments	$3	$(995)	$0	$(992)

Totals	$3	$380,035	$1,518	$381,556

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	75

Schedule of Investments	PIMCO High Yield Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.6%

B&G Foods, Inc.
7.825% due 10/10/2029 ~	$15,638	$15,396

Barnes Group, Inc.
7.322% due 01/27/2032	8,200	8,156

Central Parent, Inc.
7.549% due 07/06/2029 ~	4,588	3,952

Clover Holdings 2 LLC
TBD% due 12/10/2029 ~µ	2,674	2,635
7.750% due 12/09/2031 «	27,200	27,098

Clydesdale Acquisition Holdings, Inc.
TBD% due 03/26/2032	5,037	5,015
TBD% due 03/26/2032 µ	88	88

CoreWeave Compute Acquisition Co. LLC
TBD% - 10.322% due 05/16/2029 «µ	4,000	4,018

Cotiviti Corp.
7.073% due 05/01/2031	9,900	9,702

DirecTV Financing LLC
9.802% due 08/02/2029	9,919	9,793

GFL Environmental, Inc.
6.819% due 02/04/2032	3,875	3,846

Gray Television, Inc.
9.573% due 06/04/2029 ~	4,466	4,332

LC Ahab U.S. Bidco LLC
7.325% due 05/01/2031 ~	1,734	1,724

Mitchell International, Inc.
7.575% due 06/17/2031 ~	8,706	8,615

Modena Buyer LLC
8.791% due 07/01/2031 ~	12,625	12,252

Newfold Digital
7.929% due 02/10/2028 «~	748	557

Rockpoint Gas Storage Partners LP
TBD% due 09/18/2031	5,187	5,180

Syniverse Holdings, Inc.
11.299% due 05/13/2027	10,700	10,531

TGP Holdings III LLC
7.675% due 06/29/2028	4,580	4,204

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	31,500	31,146

TransDigm, Inc.
6.799% due 02/28/2031	6,501	6,472
7.049% due 03/22/2030	4,802	4,799

Virgin Media Bristol LLC
7.684% due 01/31/2029 ~	12,925	12,693

X Corp.
10.949% due 10/26/2029 ~	20,575	20,472

Total Loan Participations and Assignments (Cost $213,196)		212,676

CORPORATE BONDS & NOTES 85.3%

BANKING & FINANCE 13.5%

Alamo Re Ltd.
12.042% due 06/07/2027 ~	2,100	2,204
15.542% due 06/08/2026 ~	2,100	2,205

Alliant Holdings Intermediate LLC
6.500% due 10/01/2031	27,850	27,375
7.000% due 01/15/2031	20,425	20,504

Allied Universal Holdco LLC
4.625% due 06/01/2028	8,675	8,215

Ally Financial, Inc.
6.700% due 02/14/2033	1,000	1,001
8.000% due 11/01/2031	5,000	5,566

AmWINS Group, Inc.
4.875% due 06/30/2029	13,525	12,761
6.375% due 02/15/2029	8,450	8,520

Armor RE Ltd.
14.542% due 05/07/2031 ~	750	790

Baldwin Insurance Group Holdings LLC
7.125% due 05/15/2031	5,625	5,705

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayou Re Ltd.
22.782% due 04/30/2031 ~	$250	$281

BNP Paribas SA
8.500% due 08/14/2028 •(f)(h)	8,000	8,387

Boost Newco Borrower LLC
7.500% due 01/15/2031	16,100	16,771

Brandywine Operating Partnership LP
8.875% due 04/12/2029	2,875	3,015

Bread Financial Holdings, Inc.
8.375% due 06/15/2035 ~	2,875	2,814

Brookfield Property REIT, Inc.
4.500% due 04/01/2027	697	668

Burford Capital Global Finance LLC
6.250% due 04/15/2028	400	398
9.250% due 07/01/2031	31,025	32,726

Cape Lookout Re Ltd.
11.192% due 03/13/2032 •	850	850

Charles River Re Ltd.
11.042% due 05/10/2031 •	250	255

Coinbase Global, Inc.
3.375% due 10/01/2028	14,923	13,483
3.625% due 10/01/2031	7,075	5,992

Credit Acceptance Corp.
6.625% due 03/15/2030	1,975	1,949
9.250% due 12/15/2028	6,875	7,287

CTR Partnership LP
3.875% due 06/30/2028	10,000	9,381

Encore Capital Group, Inc.
8.500% due 05/15/2030	20,825	21,494
9.250% due 04/01/2029	6,325	6,632

Everglades Re Ltd.
14.792% due 05/13/2031 •	1,100	1,161
15.792% due 05/13/2031 •	1,100	1,161
17.042% due 05/13/2027 •	630	662

Focus Financial Partners LLC
6.750% due 09/15/2031	6,400	6,318

Ford Motor Credit Co. LLC
2.900% due 02/16/2028	825	764
3.815% due 11/02/2027	425	406
4.125% due 08/17/2027	200	193
4.271% due 01/09/2027	350	343
5.918% due 03/20/2028	1,025	1,030
6.798% due 11/07/2028	2,275	2,341
6.800% due 05/12/2028	850	873

Fortitude Group Holdings LLC
6.250% due 04/01/2030	1,000	1,012

Fortress Transportation & Infrastructure Investors LLC
5.875% due 04/15/2033	4,875	4,664
7.000% due 05/01/2031	16,515	16,793

Freedom Mortgage Corp.
6.625% due 01/15/2027	6,900	6,871
7.625% due 05/01/2026	5,400	5,390
12.000% due 10/01/2028	10,425	11,206
12.250% due 10/01/2030	18,375	20,262

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032	3,850	3,765
9.125% due 05/15/2031	11,200	11,285
9.250% due 02/01/2029	6,400	6,505

GGAM Finance Ltd.
6.875% due 04/15/2029	11,721	11,890

Global Atlantic Fin Co.
4.700% due 10/15/2051 •	6,100	5,880

GN Bondco LLC
9.500% due 10/15/2031	30,525	30,563

Greengrove RE Ltd.
12.042% due 04/08/2032 •	300	301

Greystar Real Estate Partners LLC
7.750% due 09/01/2030 •	5,600	5,859

Highwoods Realty LP
3.050% due 02/15/2030 •	2,200	1,966

HUB International Ltd.
7.250% due 06/15/2030 •	16,850	17,367

Hudson Pacific Properties LP
3.250% due 01/15/2030 •	3,875	2,674

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.650% due 04/01/2029 •		$300	$227
5.950% due 02/15/2028 •		7,500	6,521

Icahn Enterprises LP
5.250% due 05/15/2027 •		2,825	2,689
6.250% due 05/15/2026 •		10,140	10,050
9.750% due 01/15/2029 •		1,450	1,443
10.000% due 11/15/2029 •		5,400	5,369

Integrity RE Ltd.
14.032% due 06/06/2027 •		250	249
16.532% due 06/06/2028 ~		250	252
29.782% due 06/06/2027 ~		300	299

Intesa Sanpaolo SpA
7.700% due 09/17/2025 •(f)(h)		23,000	23,030

Iron Mountain Information Management Services, Inc.
5.000% due 07/15/2032		3,605	3,334

Iron Mountain, Inc.
4.500% due 02/15/2031		5,925	5,437
4.875% due 09/15/2027		3,875	3,799
4.875% due 09/15/2029		16,050	15,335
5.250% due 07/15/2030		1,900	1,823
5.625% due 07/15/2032		2,494	2,386
6.250% due 01/15/2033		11,650	11,546

Jane Street Group
7.125% due 04/30/2031		40,750	41,892

Jefferies Finance LLC
5.000% due 08/15/2028		1,000	941

Jefferson Capital Holdings LLC
9.500% due 02/15/2029		7,225	7,696

Kilroy Realty LP
4.750% due 12/15/2028		300	296

Ladder Capital Finance Holdings LLLP
4.250% due 02/01/2027		6,100	5,945
4.750% due 06/15/2029		2,075	1,978
7.000% due 07/15/2031		6,450	6,625

LFS Topco LLC
5.875% due 10/15/2026		7,800	7,636

Longleaf Pine Re Ltd.
21.792% due 05/27/2031 ~		1,150	1,218

Midcap Financial Issuer Trust
5.625% due 01/15/2030		5,000	4,541
6.500% due 05/01/2028		5,750	5,548

MMIFS Re Ltd.
5.783% due 01/10/2033 ~	CAD	250	173

MPT Operating Partnership LP
8.500% due 02/15/2032		$8,850	9,022

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		5,000	5,012
5.500% due 08/15/2028		11,000	10,918
5.750% due 11/15/2031		9,675	9,680
6.500% due 08/01/2029		15,440	15,665
7.125% due 02/01/2032		11,450	11,904

Nature Coast Re Ltd.
14.032% (T-BILL 3MO + 9.750%) due 04/10/2029 ~(a)		250	250

Navient Corp.
5.000% due 03/15/2027		8,975	8,790
5.500% due 03/15/2029		1,000	947
6.750% due 06/15/2026		2,424	2,443

Newmark Group, Inc.
7.500% due 01/12/2029		38,600	40,517

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		3,925	3,728
6.950% due 09/15/2026		4,650	4,727
7.050% due 09/15/2028		10,395	10,817

OneMain Finance Corp.
3.500% due 01/15/2027		9,475	9,087
4.000% due 09/15/2030		12,200	10,762
5.375% due 11/15/2029		9,000	8,569
6.625% due 01/15/2028		8,075	8,142
6.625% due 05/15/2029		14,450	14,495
7.125% due 11/15/2031		7,575	7,626
7.500% due 05/15/2031		15,725	16,014
9.000% due 01/15/2029		22,975	24,128

Orange Capital RE DAC
8.678% due 01/17/2029 ~	EUR	250	272

76	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oxford Finance LLC
6.375% due 02/01/2027		$13,314	$13,196

Palm RE Ltd.
13.792% due 06/09/2031 •		250	264

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		7,650	5,395

Panther Escrow Issuer LLC
7.125% due 06/01/2031		32,825	33,468

Park Intermediate Holdings LLC
4.875% due 05/15/2029		3,700	3,456
7.000% due 02/01/2030		1,000	1,008

Pebblebrook Hotel LP
6.375% due 10/15/2029		8,885	8,792

PennyMac Financial Services, Inc.
4.250% due 02/15/2029		13,000	12,154
5.750% due 09/15/2031		10,000	9,502
7.125% due 11/15/2030		14,650	14,896
7.875% due 12/15/2029		7,650	7,965

PRA Group, Inc.
8.875% due 01/31/2030		7,500	7,831

Purple Re Ltd.
13.282% due 06/07/2027 •		1,300	1,374

Rfna LP
7.875% due 02/15/2030		4,250	4,202

RHP Hotel Properties LP
4.500% due 02/15/2029		14,000	13,255
6.500% due 04/01/2032		1,150	1,149

RLJ Lodging Trust LP
3.750% due 07/01/2026		2,500	2,446
4.000% due 09/15/2029		7,775	6,982

Rocket Mortgage LLC
3.625% due 03/01/2029		4,100	3,784
3.875% due 03/01/2031		8,000	7,176
4.000% due 10/15/2033		11,000	9,444

SBA Communications Corp.
3.125% due 02/01/2029		20,500	18,726

Service Properties Trust
5.500% due 12/15/2027		2,125	2,052
8.375% due 06/15/2029		23,700	23,712

SLM Corp.
6.500% due 01/31/2030		2,075	2,131

Starwood Property Trust, Inc.
4.375% due 01/15/2027		1,000	973
6.000% due 04/15/2030		4,425	4,329
6.500% due 07/01/2030		6,875	6,886
6.500% due 10/15/2030 (a)		4,775	4,743

Synchrony Financial
7.250% due 02/02/2033		1,000	1,030

Torrey Pines Re Ltd.
10.282% due 06/07/2032 •		250	261
11.532% due 06/07/2027 •		300	315
13.282% due 06/05/2026 •		250	260

UniCredit SpA
5.459% due 06/30/2035 •		28,700	28,211

Ursa Re Ltd.
11.782% due 02/22/2028 ~		550	556

USI, Inc.
7.500% due 01/15/2032		500	511

Veraison Re Ltd.
9.292% due 03/08/2033 ~		250	251

VFH Parent LLC
7.500% due 06/15/2031		7,400	7,609

Vornado Realty LP
3.400% due 06/01/2031		6,270	5,312

Windmill Re DAC
7.986% due 07/05/2028 ~	EUR	250	275

Winston RE Ltd.
10.792% due 02/21/2028 ~		$250	250

XHR LP
6.625% due 05/15/2030		375	369

			1,095,028

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 67.6%

180 Medical, Inc.
3.875% due 10/15/2029		$11,000	$10,277

AAR Escrow Issuer LLC
6.750% due 03/15/2029		2,575	2,619

Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		1,725	1,632

Adient Global Holdings Ltd.
7.500% due 02/15/2033		6,175	5,787

ADT Security Corp.
4.125% due 08/01/2029		1,900	1,786
4.875% due 07/15/2032		8,300	7,757

Advance Auto Parts, Inc.
3.500% due 03/15/2032		11,950	10,021
3.900% due 04/15/2030		1,150	1,026

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028		15,100	13,240

Affinity Interactive
6.875% due 12/15/2027		3,900	2,975

Air Canada
4.625% due 08/15/2029	CAD	3,150	2,165

Albertsons Cos., Inc.
3.250% due 03/15/2026		$3	3
3.500% due 03/15/2029		4,125	3,801
4.625% due 01/15/2027		1,801	1,776
4.875% due 02/15/2030		3,250	3,109
5.875% due 02/15/2028		7,284	7,288
6.250% due 03/15/2033		6,525	6,595

Albion Financing SARL
6.125% due 10/15/2026		12,675	12,674
8.750% due 04/15/2027		16,470	16,779

Alcoa Nederland Holding BV
4.125% due 03/31/2029		4,225	3,921

Allegiant Travel Co.
7.250% due 08/15/2027		12,025	11,666

Allied Universal Holdco LLC
7.875% due 02/15/2031		9,625	9,756

Allison Transmission, Inc.
3.750% due 01/30/2031		9,475	8,432

Altice France SA
5.125% due 01/15/2029		16,300	12,816
5.125% due 07/15/2029		16,200	12,713
5.500% due 01/15/2028		15,200	12,165
5.500% due 10/15/2029		11,250	8,930

Alumina Pty. Ltd.
6.125% due 03/15/2030		26,750	26,704

AMC Networks, Inc.
4.250% due 02/15/2029		22,650	17,025
10.250% due 01/15/2029		10,450	10,840

Amentum Holdings, Inc.
7.250% due 08/01/2032		4,750	4,678

Amer Sports Co.
6.750% due 02/16/2031		6,750	6,916

American Airlines Pass-Through Trust
3.375% due 11/01/2028		2,728	2,647

American Airlines, Inc.
5.500% due 04/20/2026		14,171	14,143
5.750% due 04/20/2029		30,425	29,797

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		16,908	15,522
4.000% due 01/15/2028		9,125	8,734

ams-OSRAM AG
12.250% due 03/30/2029		1,395	1,435

Amsted Industries, Inc.
4.625% due 05/15/2030		10,125	9,450
6.375% due 03/15/2033		3,200	3,187

Apache Corp.
4.875% due 11/15/2027		5,900	5,919

APi Group DE, Inc.
4.125% due 07/15/2029		19,750	18,319

Arches Buyer, Inc.
4.250% due 06/01/2028		20,000	18,233

Arcosa, Inc.
6.875% due 08/15/2032		2,600	2,638

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aris Water Holdings LLC
7.250% due 04/01/2030	$6,650	$6,731

Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029	7,000	6,837
6.625% due 10/15/2032	21,375	21,296

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	30,100	27,245

AthenaHealth Group, Inc.
6.500% due 02/15/2030	8,650	8,121

ATS Corp.
4.125% due 12/15/2028	11,000	10,227

Avantor Funding, Inc.
3.875% due 11/01/2029	3,375	3,119
4.625% due 07/15/2028	8,650	8,345

Avis Budget Car Rental LLC
4.750% due 04/01/2028	5,715	5,242
5.375% due 03/01/2029	5,225	4,720
8.000% due 02/15/2031 (k)	5,475	5,351
8.250% due 01/15/2030	13,700	13,376

Axalta Coating Systems Dutch Holding B BV
7.250% due 02/15/2031	2,625	2,711

Axalta Coating Systems LLC
3.375% due 02/15/2029	17,000	15,561

Axon Enterprise, Inc.
6.125% due 03/15/2030	5,650	5,716
6.250% due 03/15/2033	4,200	4,254

B&G Foods, Inc.
8.000% due 09/15/2028	2,075	2,087

B.C. Ltd.
10.000% due 04/15/2032 (a)	22,100	21,988

B.C. Unlimited Liability Co.
3.500% due 02/15/2029	13,950	12,906
3.875% due 01/15/2028	20,000	19,133
4.000% due 10/15/2030	43,900	39,768
4.375% due 01/15/2028	9,000	8,665

Ball Corp.
2.875% due 08/15/2030	17,475	15,244
3.125% due 09/15/2031	1,500	1,301

Bath & Body Works, Inc.
6.875% due 11/01/2035	12,350	12,524

Bausch & Lomb Corp.
8.375% due 10/01/2028	27,375	28,436

Bausch Health Cos., Inc.
4.875% due 06/01/2028	13,650	11,038
5.750% due 08/15/2027 (k)	2,425	2,422
11.000% due 09/30/2028	13,175	12,557

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027	31,946	31,457

Beacon Roofing Supply, Inc.
4.125% due 05/15/2029	10,000	10,074
6.500% due 08/01/2030	2,600	2,737

BellRing Brands, Inc.
7.000% due 03/15/2030	2,000	2,068

Block, Inc.
2.750% due 06/01/2026	2,500	2,427
3.500% due 06/01/2031	12,800	11,264
6.500% due 05/15/2032	13,175	13,324

Boise Cascade Co.
4.875% due 07/01/2030	800	757

Bombardier, Inc.
7.250% due 07/01/2031	5,500	5,526
8.750% due 11/15/2030	1,250	1,319

Borr IHC Ltd.
10.000% due 11/15/2028	2,155	2,054
10.375% due 11/15/2030	1,451	1,352

Boyd Gaming Corp.
4.750% due 06/15/2031	4,250	3,923

Buckeye Partners LP
4.500% due 03/01/2028	5,200	4,993
5.850% due 11/15/2043	2,625	2,324
6.750% due 02/01/2030	5,200	5,271

Builders FirstSource, Inc.
4.250% due 02/01/2032	21,157	18,943
5.000% due 03/01/2030	16,100	15,402

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	77

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 03/01/2034	$25	$25

BWX Technologies, Inc.
4.125% due 06/30/2028	1,350	1,276
4.125% due 04/15/2029	7,025	6,566

Cable One, Inc.
4.000% due 11/15/2030	86	68

Caesars Entertainment, Inc.
7.000% due 02/15/2030	16,204	16,436

Camelot Finance SA
4.500% due 11/01/2026	10,500	10,303

Capstone Borrower, Inc.
8.000% due 06/15/2030	9,300	9,560

Carnival Corp.
4.000% due 08/01/2028	37,150	35,566
5.750% due 03/01/2027	25,725	25,757
5.750% due 03/15/2030	31,850	31,746
7.000% due 08/15/2029	6,375	6,674

Carvana Co. (11.000% Cash or 13.000% PIK)
11.000% due 06/01/2030 (b)	11,025	11,682

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (b)	3,925	4,365

CCO Holdings LLC
4.250% due 02/01/2031	32,375	28,716
4.250% due 01/15/2034	13,700	11,278
4.500% due 08/15/2030	29,200	26,606
4.500% due 05/01/2032	17,550	15,247
4.500% due 06/01/2033	11,592	9,895
4.750% due 03/01/2030	31,500	29,244
5.000% due 02/01/2028	17,500	16,998
5.375% due 06/01/2029	28,300	27,407

Celanese U.S. Holdings LLC
6.500% due 04/15/2030	17,450	17,338
6.629% due 07/15/2032	10,950	11,253

Central Parent LLC
8.000% due 06/15/2029	8,275	7,271

Central Parent, Inc.
7.250% due 06/15/2029	1,350	1,170

Century Communities, Inc.
3.875% due 08/15/2029	2,000	1,804

Cerdia Finanz GmbH
9.375% due 10/03/2031	33,247	34,098

Champ Acquisition Corp.
8.375% due 12/01/2031	2,700	2,796

Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028	5,700	5,106

Chobani LLC
7.625% due 07/01/2029	12,253	12,605

Chord Energy Corp.
6.750% due 03/15/2033	23,525	23,423

Churchill Downs, Inc.
4.750% due 01/15/2028	13,600	13,222
5.750% due 04/01/2030	9,700	9,496
6.750% due 05/01/2031	8,400	8,477

Cimpress PLC
7.375% due 09/15/2032	10,100	9,294

Citgo Petroleum Corp.
8.375% due 01/15/2029	14,800	15,075

Civitas Resources, Inc.
8.375% due 07/01/2028	825	852
8.625% due 11/01/2030	3,126	3,228
8.750% due 07/01/2031	18,875	19,407

Clarios Global LP
6.750% due 02/15/2030	2,950	2,981

Clarivate Science Holdings Corp.
3.875% due 07/01/2028	20,000	18,572
4.875% due 07/01/2029	7,600	6,790

Cleveland-Cliffs, Inc.
6.875% due 11/01/2029	325	318
7.000% due 03/15/2032	19,602	18,834

Cloud Software Group, Inc.
6.500% due 03/31/2029	28,325	27,555
8.250% due 06/30/2032	13,125	13,359

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029	10,000	10,064

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 04/15/2032 (a)	$10,275	$10,354
6.875% due 01/15/2030	9,350	9,433
8.750% due 04/15/2030	24,250	24,610

CNX Midstream Partners LP
4.750% due 04/15/2030	4,125	3,844

CNX Resources Corp.
7.250% due 03/01/2032	2,900	2,951

Coherent Corp.
5.000% due 12/15/2029	3,000	2,864

Community Health Systems, Inc.
4.750% due 02/15/2031	24,775	19,614
5.250% due 05/15/2030	10,875	8,985
5.625% due 03/15/2027	21,875	20,906
6.000% due 01/15/2029	11,942	10,625
10.875% due 01/15/2032	17,025	16,794

Comstock Resources, Inc.
5.875% due 01/15/2030	3,150	2,979

Connect Finco SARL
9.000% due 09/15/2029	17,400	15,886

Consolidated Communications, Inc.
5.000% due 10/01/2028	4,000	3,755

CoreLogic, Inc.
4.500% due 05/01/2028	9,857	9,188

CQP Holdco LP
5.500% due 06/15/2031	41,555	39,897

Crescent Energy Finance LLC
7.375% due 01/15/2033 •	12,450	12,016
7.625% due 04/01/2032 •	9,700	9,603

Crocs, Inc.
4.125% due 08/15/2031	5,900	5,210

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	16,975	15,640

DaVita, Inc.
4.625% due 06/01/2030	23,425	21,584

Dcli Bidco LLC
7.750% due 11/15/2029	13,975	14,398

Diamond Foreign Asset Co.
8.500% due 10/01/2030	4,475	4,590

Diebold Nixdorf, Inc.
7.750% due 03/31/2030	3,400	3,533

DirecTV Financing LLC
5.875% due 08/15/2027	20,275	19,666
10.000% due 02/15/2031	6,700	6,439

Diversified Gas & Oil Corp.
9.750% due 04/09/2029 «(a)	3,750	3,687

DT Midstream, Inc.
4.375% due 06/15/2031	1,575	1,450

EchoStar Corp.
10.750% due 11/30/2029	39,875	41,935

Efesto Bidco S.p.A Efesto U.S. LLC
7.500% due 02/15/2032	15,400	15,036

Elanco Animal Health, Inc.
6.650% due 08/28/2028	6,100	6,190

Element Solutions, Inc.
3.875% due 09/01/2028	14,500	13,664

Ellucian Holdings, Inc.
6.500% due 12/01/2029	9,650	9,514

Embecta Corp.
5.000% due 02/15/2030	19,575	17,546

EMRLD Borrower LP
6.625% due 12/15/2030	12,000	12,020

Endo Finance Holdings, Inc.
8.500% due 04/15/2031	3,675	3,836

EQM Midstream Partners LP
4.500% due 01/15/2029	30,147	29,226
4.750% due 01/15/2031	18,775	18,066
6.500% due 07/01/2027	17,900	18,384
7.500% due 06/01/2030	5,750	6,217

EquipmentShare.com, Inc.
9.000% due 05/15/2028	2,625	2,723

Fertitta Entertainment LLC
4.625% due 01/15/2029	10,000	9,218

First Student Bidco, Inc.
4.000% due 07/31/2029	17,550	16,107

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fortress Intermediate, Inc.
7.500% due 06/01/2031	$10,225	$10,321

Frontier Communications Holdings LLC
6.000% due 01/15/2030	19,200	19,257
8.625% due 03/15/2031	5,500	5,864

Gap, Inc.
3.625% due 10/01/2029	30,604	27,644
3.875% due 10/01/2031	30,850	26,648

Garda World Security Corp.
4.625% due 02/15/2027	6,200	6,041

Genesee & Wyoming, Inc.
6.250% due 04/15/2032	9,125	9,129

GFL Environmental, Inc.
3.500% due 09/01/2028	10,000	9,459
4.000% due 08/01/2028	14,900	14,177
4.375% due 08/15/2029	3,000	2,833

Global Medical Response, Inc.
10.000% due 10/31/2028	8,052	8,057

Global Partners LP
8.250% due 01/15/2032	800	823

Go Daddy Operating Co. LLC
3.500% due 03/01/2029	1,800	1,669

Goat Holdco LLC
6.750% due 02/01/2032	25,673	25,150

goeasy Ltd.
6.875% due 05/15/2030	4,875	4,779
7.375% due 10/01/2030 (a)	22,225	21,828
7.625% due 07/01/2029	15,375	15,397
9.250% due 12/01/2028	10,750	11,298

Graham Packaging Co., Inc.
7.125% due 08/15/2028	25,050	24,486

Graphic Packaging International LLC
3.500% due 03/15/2028	5,000	4,723
3.500% due 03/01/2029	4,475	4,131
3.750% due 02/01/2030	7,850	7,180

Gray Television, Inc.
4.750% due 10/15/2030	6,125	3,891
5.375% due 11/15/2031	9,600	6,005
10.500% due 07/15/2029	6,950	7,247

Great Canadian Gaming Corp.
8.750% due 11/15/2029	3,425	3,445

Griffon Corp.
5.750% due 03/01/2028 •	14,945	14,641

Gulfport Energy Corp.
6.750% due 09/01/2029 •	4,150	4,210

GYP Holdings Corp.
4.625% due 05/01/2029	7,724	7,233

Harbour Energy PLC
5.500% due 10/15/2026 •	15,800	15,821

HealthEquity, Inc.
4.500% due 10/01/2029 •	8,800	8,260

Helios Software Holdings, Inc.
4.625% due 05/01/2028 •	1,100	991
8.750% due 05/01/2029 •	6,250	6,226

Hertz Corp.
12.625% due 07/15/2029 •	575	520

Hess Midstream Operations LP
5.875% due 03/01/2028 •	8,100	8,143

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032 •	14,000	12,281
3.750% due 05/01/2029 •	9,400	8,775
4.000% due 05/01/2031 •	9,000	8,157

Hilton Grand Vacations Borrower LLC
4.875% due 07/01/2031 •	5,000	4,395
5.000% due 06/01/2029 •	11,175	10,481

Hologic, Inc.
3.250% due 02/15/2029 •	14,475	13,364

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032 •	22,045	22,603
8.875% due 07/15/2028 •	6,200	6,470

Husky Injection Molding Systems Ltd.
9.000% due 02/15/2029 •	2,475	2,483

IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK)
7.750% due 11/15/2030 •(b)	8,750	8,630

78	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK)
8.000% due 11/15/2032 •(b)	$3,800	$3,708

Imola Merger Corp.
4.750% due 05/15/2029 •	42,650	40,539

INEOS Finance PLC
6.750% due 05/15/2028 •	1,000	1,002

Ingevity Corp.
3.875% due 11/01/2028 •	39,554	36,952

Insulet Corp.
6.500% due 04/01/2033 •	1,900	1,933

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028 •	23,843	23,220

Intelsat Jackson Holdings SA
6.500% due 03/15/2030 •	11,481	10,936

Jazz Securities DAC
4.375% due 01/15/2029	6,800	6,466

JELD-WEN, Inc.
4.875% due 12/15/2027	2,750	2,574
7.000% due 09/01/2032	15,325	13,614

JetBlue Airways Corp.
9.875% due 09/20/2031	45,575	45,025

KBR, Inc.
4.750% due 09/30/2028	857	816

Kinetik Holdings LP
6.625% due 12/15/2028	2,350	2,389

Kodiak Gas Services LLC
7.250% due 02/15/2029	6,025	6,146

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029	20,275	19,815

LABL, Inc.
5.875% due 11/01/2028	1,789	1,411

Lamar Media Corp.
3.625% due 01/15/2031	5,000	4,473
3.750% due 02/15/2028	5,565	5,300

Lamb Weston Holdings, Inc.
4.125% due 01/31/2030	3,875	3,614
4.375% due 01/31/2032	3,450	3,155
4.875% due 05/15/2028	8,000	7,819

LCPR Senior Secured Financing DAC
6.750% due 10/15/2027	400	335

Level 3 Financing, Inc.
4.500% due 04/01/2030	8,250	6,641
10.500% due 04/15/2029	375	414
10.750% due 12/15/2030	8,675	9,629
11.000% due 11/15/2029	13,323	14,866

LifePoint Health, Inc.
8.375% due 02/15/2032	14,475	14,588
11.000% due 10/15/2030	24,870	27,067

Light & Wonder International, Inc.
7.500% due 09/01/2031	7,500	7,689

Live Nation Entertainment, Inc.
3.750% due 01/15/2028	4,000	3,816
4.750% due 10/15/2027	7,400	7,221

Madison IAQ LLC
4.125% due 06/30/2028	5,100	4,817

Magnolia Oil & Gas Operating LLC
6.875% due 12/01/2032	625	624

Marks & Spencer PLC
7.125% due 12/01/2037	600	646

Masterbrand, Inc.
7.000% due 07/15/2032	2,475	2,473

Matador Resources Co.
6.250% due 04/15/2033	34,625	33,861

Match Group Holdings LLC
3.625% due 10/01/2031	3,375	2,912

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	21,000	20,606

McGraw-Hill Education, Inc.
5.750% due 08/01/2028	284	278
7.375% due 09/01/2031	12,550	12,632

Medline Borrower LP
3.875% due 04/01/2029	54,950	51,401

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MEG Energy Corp.
5.875% due 02/01/2029		$5,925	$5,831

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031		9,000	8,509

Midwest Gaming Borrower LLC
4.875% due 05/01/2029		19,250	18,081

Miter Brands Acquisition Holdco, Inc.
6.750% due 04/01/2032		8,200	8,132

Molina Healthcare, Inc.
3.875% due 05/15/2032		7,875	6,917
4.375% due 06/15/2028		9,975	9,508
6.250% due 01/15/2033		12,175	11,999

Motion Finco SARL
8.375% due 02/15/2032		10,900	10,607

Murphy Oil Corp.
6.000% due 10/01/2032		3,975	3,828

Murphy Oil USA, Inc.
3.750% due 02/15/2031		7,675	6,825

Nabors Industries, Inc.
7.375% due 05/15/2027		5,025	4,962

NCL Corp. Ltd.
5.875% due 02/15/2027		7,250	7,245
6.750% due 02/01/2032		10,125	10,009

NCR Atleos Corp.
9.500% due 04/01/2029		9,450	10,255

NCR Voyix Corp.
5.125% due 04/15/2029		7,000	6,675
5.250% due 10/01/2030		10,500	10,144

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029		18,050	15,676

Newell Brands, Inc.
6.375% due 05/15/2030		5,808	5,665
6.625% due 05/15/2032		1,777	1,731

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028 «		24,900	20,418

Nexstar Media, Inc.
4.750% due 11/01/2028		10,975	10,288
5.625% due 07/15/2027		10,975	10,821

NFE Financing LLC
12.000% due 11/15/2029		13,222	11,155

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		10,650	10,122

Noble Finance LLC
8.000% due 04/15/2030		28,139	28,140

Nordstrom, Inc.
4.250% due 08/01/2031		4,250	3,661
4.375% due 04/01/2030		250	224
5.000% due 01/15/2044		9,350	6,898

Northriver Midstream Finance LP
6.750% due 07/15/2032		10,800	10,910

Novelis Corp.
3.875% due 08/15/2031		6,700	5,831
4.750% due 01/30/2030		19,000	17,733

Novelis, Inc.
6.875% due 01/30/2030		4,675	4,745

NuStar Logistics LP
6.375% due 10/01/2030		13,625	13,785

Odeon Finco PLC
12.750% due 11/01/2027		3,150	3,296

Olin Corp.
6.625% due 04/01/2033		6,900	6,713

Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028 (k)	EUR	5,000	5,171
4.250% due 10/01/2028		$17,306	16,009
7.125% due 10/01/2027		4,086	4,089
7.250% due 06/15/2031		6,975	6,854

ON Semiconductor Corp.
3.875% due 09/01/2028		13,000	12,184

OneSky Flight LLC
8.875% due 12/15/2029		3,850	3,895

Opal BIDCO
6.500% due 03/31/2032		39,450	39,450

Open Text Corp.
3.875% due 12/01/2029		2,675	2,437

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Open Text Holdings, Inc.
4.125% due 02/15/2030	$10,365	$9,465
4.125% due 12/01/2031	3,100	2,742

Option Care Health, Inc.
4.375% due 10/31/2029	15,000	14,010

Organon & Co.
4.125% due 04/30/2028	27,175	25,416
5.125% due 04/30/2031	16,325	14,246
6.750% due 05/15/2034	5,700	5,600

Outfront Media Capital LLC
4.250% due 01/15/2029	1,900	1,764

Owens & Minor, Inc.
6.625% due 04/01/2030 (k)	3,875	3,394

Pactiv Evergreen Group Issuer LLC
4.375% due 10/15/2028	1,825	1,865

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027	33,425	33,759

Parkland Corp.
4.500% due 10/01/2029	6,650	6,276

Performance Food Group, Inc.
4.250% due 08/01/2029	8,975	8,404

Permian Resources Operating LLC
5.875% due 07/01/2029	9	9
6.250% due 02/01/2033	15,375	15,326
7.000% due 01/15/2032	4,575	4,682

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030	12,500	11,953

PetSmart, Inc.
4.750% due 02/15/2028	6,425	6,019
7.750% due 02/15/2029	2,600	2,390

Post Holdings, Inc.
4.500% due 09/15/2031	7,850	7,118
4.625% due 04/15/2030	20,475	19,145
5.500% due 12/15/2029	29,600	28,802
6.250% due 10/15/2034	18,675	18,433

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	49,175	46,452

Primo Water Holdings, Inc.
4.375% due 04/30/2029	2,950	2,826
6.250% due 04/01/2029	24,743	24,698

PTC, Inc.
4.000% due 02/15/2028	6,205	5,973

Quikrete Holdings, Inc.
6.375% due 03/01/2032	20,350	20,496
6.750% due 03/01/2033	6,125	6,103

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029	7,450	7,924

Rakuten Group, Inc.
8.125% due 12/15/2029 •(f)	3,025	3,002
9.750% due 04/15/2029	17,650	19,196
11.250% due 02/15/2027	5,800	6,296

Rand Parent LLC
8.500% due 02/15/2030	26,675	26,448

Range Resources Corp.
4.750% due 02/15/2030	4,325	4,118

Raven Acquisition Holdings LLC
6.875% due 11/15/2031	27,875	27,138

Reworld Holding Corp.
4.875% due 12/01/2029	2,825	2,630
5.000% due 09/01/2030	5,000	4,642

Rivers Enterprise Borrower LLC
6.625% due 02/01/2033	1,150	1,132

ROBLOX Corp.
3.875% due 05/01/2030	10,000	9,105

Rockies Express Pipeline LLC
4.800% due 05/15/2030	3,900	3,666
4.950% due 07/15/2029	9,125	8,745
6.750% due 03/15/2033	9,675	9,849
7.500% due 07/15/2038	150	152

Roller Bearing Co. of America, Inc.
4.375% due 10/15/2029	800	752

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026	16,000	15,767
5.375% due 07/15/2027	18,875	18,813

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	79

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 08/31/2026	$20,200	$20,214
5.500% due 04/01/2028	11,350	11,310
5.625% due 09/30/2031	11,925	11,718

RR Donnelley & Sons Co.
9.500% due 08/01/2029	7,625	7,560

Scientific Games Holdings LP
6.625% due 03/01/2030	2,000	1,888

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	7,400	7,045

Scripps Escrow, Inc.
3.875% due 01/15/2029	6,200	4,877

Seadrill Finance Ltd.
8.375% due 08/01/2030	25,850	25,857

Seagate HDD Cayman
4.091% due 06/01/2029	7,988	7,529
5.750% due 12/01/2034	4,000	3,889
9.625% due 12/01/2032	10,000	11,258

Sealed Air Corp.
6.875% due 07/15/2033	3,085	3,231

Sensata Technologies BV
4.000% due 04/15/2029	4,000	3,680

Sensata Technologies, Inc.
3.750% due 02/15/2031	18,175	15,893
4.375% due 02/15/2030	5,000	4,624

Service Corp. International
3.375% due 08/15/2030	14,875	13,268

Shift4 Payments LLC
6.750% due 08/15/2032	4,350	4,388

Simmons Foods, Inc.
4.625% due 03/01/2029	23,850	22,141

Sinclair Television Group, Inc.
8.125% due 02/15/2033	9,000	8,887

Sirius XM Radio, Inc.
3.875% due 09/01/2031	31,775	27,263
4.125% due 07/01/2030	13,950	12,404
5.000% due 08/01/2027	1,950	1,907

SK Invictus Intermediate SARL
5.000% due 10/30/2029	1,225	1,150

SM Energy Co.
6.750% due 08/01/2029	13,104	12,921
7.000% due 08/01/2032	6,325	6,214

Snap, Inc.
6.875% due 03/01/2033	5,675	5,680

Specialty Building Products Holdings LLC
7.750% due 10/15/2029	5,525	5,109

Speedway Motorsports LLC
4.875% due 11/01/2027	12,500	11,968

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	2,407	2,247

Spirit Loyalty Cayman Ltd. (11.000% Cash or 4.000% PIK and 8.000% Cash)
11.000% due 03/06/2030 ^(b)(c)	23,280	20,601

SS&C Technologies, Inc.
6.500% due 06/01/2032	5,675	5,742

Stagwell Global LLC
5.625% due 08/15/2029	14,925	14,228

Standard Building Solutions, Inc.
6.500% due 08/15/2032	5,900	5,905

Standard Industries, Inc.
3.375% due 01/15/2031	24,100	20,974
4.375% due 07/15/2030	17,750	16,392
4.750% due 01/15/2028	2,000	1,938

Star Leasing Co. LLC
7.625% due 02/15/2030	9,775	9,405

Star Parent, Inc.
9.000% due 10/01/2030	6,075	5,995

Station Casinos LLC
4.500% due 02/15/2028	11,925	11,431
4.625% due 12/01/2031	11,375	10,230
6.625% due 03/15/2032	12,275	12,185

Stonepeak Nile Parent LLC
7.250% due 03/15/2032	5,750	5,866

Strathcona Resources Ltd.
6.875% due 08/01/2026	16,515	16,492

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sunoco LP
4.500% due 05/15/2029	$4,000	$3,792
6.250% due 07/01/2033	10,800	10,819
7.000% due 05/01/2029	11,225	11,492

TEGNA, Inc.
4.625% due 03/15/2028	8,675	8,239
4.750% due 03/15/2026	525	519
5.000% due 09/15/2029	25,613	23,799

Tenet Healthcare Corp.
4.375% due 01/15/2030	11,000	10,323

Tenneco, Inc.
8.000% due 11/17/2028	3,025	2,888

Terex Corp.
6.250% due 10/15/2032	1,375	1,335

TGNR Intermediate Holdings LLC
5.500% due 10/15/2029	7,187	6,756

TGS ASA
8.500% due 01/15/2030	11,613	12,023

Thor Industries, Inc.
4.000% due 10/15/2029	3,075	2,773

Topaz Solar Farms LLC
5.750% due 09/30/2039	735	709

TopBuild Corp.
3.625% due 03/15/2029	22,321	20,668
4.125% due 02/15/2032	24,208	21,557

TransDigm, Inc.
4.625% due 01/15/2029	15,800	15,013
6.375% due 03/01/2029	23,400	23,668
6.875% due 12/15/2030	14,625	14,959
7.125% due 12/01/2031	3,750	3,863

Transocean Aquila Ltd.
8.000% due 09/30/2028	815	832

Transocean, Inc.
8.000% due 02/01/2027	3,575	3,564
8.250% due 05/15/2029	10,025	9,807
8.500% due 05/15/2031	1,575	1,532
8.750% due 02/15/2030	5,880	6,111

Travel & Leisure Co.
4.625% due 03/01/2030	7,775	7,270

TriNet Group, Inc.
7.125% due 08/15/2031	1,750	1,779

Triumph Group, Inc.
9.000% due 03/15/2028	18,538	19,512

Trivium Packaging Finance BV
5.500% due 08/15/2026	9,475	9,336

Twilio, Inc.
3.875% due 03/15/2031	9,000	8,117

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	17,125	17,097

U.S. Foods, Inc.
4.625% due 06/01/2030	9,000	8,556
4.750% due 02/15/2029	23,375	22,558
5.750% due 04/15/2033	600	585
6.875% due 09/15/2028	3,525	3,615

UKG, Inc.
6.875% due 02/01/2031	17,675	17,943

United Airlines, Inc.
4.375% due 04/15/2026	6,100	6,008
4.625% due 04/15/2029	6,900	6,535

United Rentals North America, Inc.
4.000% due 07/15/2030	10,000	9,237
6.125% due 03/15/2034	21,050	21,089

Univision Communications, Inc.
4.500% due 05/01/2029	24,175	21,392
6.625% due 06/01/2027	10,000	9,925
7.375% due 06/30/2030	7,500	7,173
8.000% due 08/15/2028	16,100	16,165
8.500% due 07/31/2031	22,450	21,958

USA Compression Partners LP
7.125% due 03/15/2029	2,595	2,641

Valaris Ltd.
8.375% due 04/30/2030	32,075	32,136

Valvoline, Inc.
3.625% due 06/15/2031	18,565	16,153

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	$7,950	$7,365
3.875% due 11/01/2033	6,925	5,966
4.125% due 08/15/2031	16,675	15,163
6.250% due 01/15/2030	13,725	13,940

Venture Global LNG, Inc.
7.000% due 01/15/2030	38,025	37,489
8.375% due 06/01/2031	67,100	68,100
9.500% due 02/01/2029	10,175	10,917
9.875% due 02/01/2032	23,500	24,974

Veritiv Operating Co.
10.500% due 11/30/2030	12,925	13,701

Vermilion Energy, Inc.
7.250% due 02/15/2033	3,000	2,860

Vertiv Group Corp.
4.125% due 11/15/2028	10,000	9,531

Viavi Solutions, Inc.
3.750% due 10/01/2029	6,550	5,996

Victra Holdings LLC
8.750% due 09/15/2029	1,550	1,601

Viking Cruises Ltd.
7.000% due 02/15/2029	4,300	4,317
9.125% due 07/15/2031	17,500	18,708

Virgin Media Finance PLC
5.000% due 07/15/2030	10,000	8,589

Virgin Media Secured Finance PLC
4.500% due 08/15/2030	13,000	11,452
5.500% due 05/15/2029	12,800	12,136

Viridien
10.000% due 10/15/2030	35,325	36,229

VistaJet Malta Finance PLC
6.375% due 02/01/2030	2,925	2,566
7.875% due 05/01/2027	5,550	5,457
9.500% due 06/01/2028	5,525	5,475

Vital Energy, Inc.
7.875% due 04/15/2032	14,015	13,060

Vmed O2 U.K. Financing PLC
4.250% due 01/31/2031	16,000	13,832
4.750% due 07/15/2031	16,000	13,925
7.750% due 04/15/2032	4,725	4,742

VOC Escrow Ltd.
5.000% due 02/15/2028	5,000	4,881

VZ Secured Financing BV
5.000% due 01/15/2032	8,491	7,388

Walgreen Co.
4.400% due 09/15/2042	1,850	1,617

Walgreens Boots Alliance, Inc.
4.100% due 04/15/2050	2,225	1,919
4.650% due 06/01/2046	1,025	897
4.800% due 11/18/2044	975	884
8.125% due 08/15/2029	23,450	23,963

Wand NewCo 3, Inc.
7.625% due 01/30/2032	16,675	17,080

Waste Pro USA, Inc.
7.000% due 02/01/2033	7,765	7,811

Wayfair LLC
7.250% due 10/31/2029	8,375	8,041
7.750% due 09/15/2030	15,750	15,245

Weatherford International Ltd.
8.625% due 04/30/2030	11,814	12,004

WESCO Distribution, Inc.
6.375% due 03/15/2029	200	203

Western Digital Corp.
2.850% due 02/01/2029	9,100	8,225
3.100% due 02/01/2032	9,700	8,149
4.750% due 02/15/2026	3,450	3,433

WEX, Inc.
6.500% due 03/15/2033	4,050	4,009

White Cap Buyer LLC
6.875% due 10/15/2028	3,200	3,075

Williams Scotsman, Inc.
4.625% due 08/15/2028	8,842	8,577
6.625% due 06/15/2029	3,300	3,342
6.625% due 04/15/2030	3,375	3,414

80	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.375% due 10/01/2031	$4,725	$4,869

Windstream Services LLC
8.250% due 10/01/2031	3,475	3,541

WMG Acquisition Corp.
3.000% due 02/15/2031	800	714

WR Grace Holdings LLC
4.875% due 06/15/2027	3,600	3,481
7.375% due 03/01/2031	4,300	4,301

Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028	3,600	3,441

Wynn Las Vegas LLC
5.250% due 05/15/2027	16,000	15,843

Wynn Resorts Finance LLC
5.125% due 10/01/2029	8,000	7,683
6.250% due 03/15/2033	5,025	4,899
7.125% due 02/15/2031	12,500	12,944

Yum! Brands, Inc.
3.625% due 03/15/2031	14,100	12,643
4.625% due 01/31/2032	12,500	11,673
4.750% due 01/15/2030	7,000	6,770
6.875% due 11/15/2037	6,250	6,716

Zayo Group Holdings, Inc.
4.000% due 03/01/2027	11,400	10,395

ZF North America Capital, Inc.
6.750% due 04/23/2030	13,450	12,796
6.875% due 04/14/2028	950	934

Ziggo BV
4.875% due 01/15/2030	18,200	16,696

ZipRecruiter, Inc.
5.000% due 01/15/2030	35,575	31,323

ZoomInfo Technologies LLC
3.875% due 02/01/2029	9,100	8,357

		5,492,368

UTILITIES 4.2%

AES Corp.
6.950% due 07/15/2055 •	11,300	10,796

Aethon United BR LP
7.500% due 10/01/2029	10,550	10,738

Archrock Partners LP
6.250% due 04/01/2028	9,025	9,039
6.625% due 09/01/2032	3,773	3,791

Blue Racer Midstream LLC
7.000% due 07/15/2029	7,900	8,080
7.250% due 07/15/2032	3,275	3,390

Calpine Corp.
3.750% due 03/01/2031	27,775	25,355
4.500% due 02/15/2028	7,750	7,519
4.625% due 02/01/2029	4,385	4,213
5.000% due 02/01/2031	15,000	14,333
5.125% due 03/15/2028	1,950	1,920

Clearway Energy Operating LLC
3.750% due 02/15/2031	1,000	879
4.750% due 03/15/2028	10,450	10,139

ContourGlobal Power Holdings SA
6.750% due 02/28/2030	9,900	9,956

Edison International
8.125% due 06/15/2053 •	1,000	978

Electricite de France SA
9.125% due 03/15/2033 •(f)	9,600	10,821

Genesis Energy LP
7.875% due 05/15/2032	14,442	14,558
8.000% due 05/15/2033	8,050	8,119

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.875% due 04/15/2030		$2,000	$2,079

Hilcorp Energy LP
5.750% due 02/01/2029 •		2,343	2,266
6.000% due 04/15/2030 •		2,000	1,904
6.000% due 02/01/2031 •		2,600	2,432
6.250% due 11/01/2028 •		2,900	2,900
6.250% due 04/15/2032 •		12,540	11,731
8.375% due 11/01/2033 •		2,705	2,775

Iliad Holding SASU
7.000% due 04/15/2032 •		15,625	15,665

Lightning Power LLC
7.250% due 08/15/2032		11,200	11,541

Lumen Technologies, Inc.
4.125% due 04/15/2029		6,937	6,555
4.125% due 04/15/2030		2,025	1,901

NRG Energy, Inc.
3.625% due 02/15/2031		2,625	2,327
5.750% due 07/15/2029		17,550	17,308
6.000% due 02/01/2033		3,875	3,774
6.250% due 11/01/2034		21,375	21,061

PBF Holding Co. LLC
6.000% due 02/15/2028		3,800	3,538
7.875% due 09/15/2030		5,400	4,736

PG&E Corp.
7.375% due 03/15/2055 •		5,950	5,863

Tallgrass Energy Partners LP
6.000% due 12/31/2030		5,675	5,390
7.375% due 02/15/2029		5,380	5,411

Telecom Italia SpA
7.875% due 07/31/2028	EUR	2,000	2,419

TerraForm Power Operating LLC
4.750% due 01/15/2030		$8,500	7,910
5.000% due 01/31/2028		10,000	9,688

Vistra Operations Co. LLC
4.375% due 05/01/2029		11,875	11,287
6.875% due 04/15/2032		23,850	24,329

Vodafone Group PLC
5.125% due 06/04/2081 •		800	607

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		1,300	1,360

			343,381

Total Corporate Bonds & Notes (Cost $7,022,119)			6,930,777

U.S. TREASURY OBLIGATIONS 5.4%

U.S. Treasury Bonds
4.125% due 08/15/2044		13,150	12,324

U.S. Treasury Notes
3.625% due 05/15/2026 (m)(o)		174,100	173,352
4.250% due 10/15/2025		200,000	200,054
4.500% due 11/15/2025 (m)(o)		50,000	50,103

Total U.S. Treasury Obligations (Cost $435,127)			435,833

		SHARES
COMMON STOCKS 0.1%

ENERGY 0.0%

New Fortress Energy, Inc. «(d)		228,476	1,785

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.1%

Spirit Aviation Holdings Inc. «(d)	550,105	$8,251

Total Common Stocks (Cost $8,189)		10,036

WARRANTS 0.1%

INDUSTRIALS 0.1%

Spirit Aviation Holdings, Inc. - Exp. 12/31/2099 «	625,232	9,379

Total Warrants (Cost $7,700)		9,379

SHORT-TERM INSTRUMENTS 1.9%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (i)	1,761,591	1,762

REPURCHASE AGREEMENTS (j) 1.9%
		157,600

Total Short-Term Instruments (Cost $159,362)		159,362

Total Investments in Securities (Cost $7,845,693)		7,758,063

	SHARES
INVESTMENTS IN AFFILIATES 6.0%

MUTUAL FUNDS (g) 3.2%

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund	569,000	28,765

PIMCO Senior Loan Active Exchange-Traded Fund	4,499,450	226,705

Total Mutual Funds (Cost $257,459)		255,470

SHORT-TERM INSTRUMENTS 2.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%

PIMCO Short-Term Floating NAV Portfolio III	23,638,342	230,096

Total Short-Term Instruments (Cost $230,138)		230,096

Total Investments in Affiliates (Cost $487,597)		485,566

Total Investments 101.4% (Cost $8,333,290)		$8,243,629

Financial Derivative Instruments (l)(n) (0.0)% (Cost or Premiums, net $18,754)		(522)

Other Assets and Liabilities, net (1.4)%		(116,693)

Net Assets 100.0%		$8,126,414

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	81

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Institutional Class Shares of each Fund.

(h)	Contingent convertible security.

(i)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.410%	03/31/2025	04/01/2025	$79,200	U.S. Treasury Notes 2.750% due 04/30/2027	$(80,738)	$79,200	$79,210
SAL	4.380	04/01/2025	04/02/2025	100	U.S. Treasury Notes 3.375% due 09/15/2027	(102)	100	100
	4.410	04/01/2025	04/02/2025	78,300	U.S. Treasury Notes 3.375% due 09/15/2027	(79,898)	78,300	78,300

Total Repurchase Agreements						$(160,738)	$157,600	$157,610

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BRC	(0.500)%	12/20/2024	TBD	(3)	$	(4,561)	$(4,554)
	2.750	03/21/2025	05/09/2025			(2,070)	(2,072)
JML	1.800	03/12/2025	TBD	(3)	EUR	(786)	(851)
SAL	2.000	03/04/2025	TBD	(3)	$	(2,947)	(2,951)

Total Reverse Repurchase Agreements							$(10,428)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$79,210	$0	$0	$79,210	$(80,738)	$(1,528)
BRC	0	(6,626)	0	(6,626)	7,773	1,147
JML	0	(851)	0	(851)	827	(24)
SAL	78,400	(2,951)	0	75,449	(76,606)	(1,157)

Total Borrowings and Other Financing Transactions	$157,610	$(10,428)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(2,072)	$(8,356)	$(10,428)

Total Borrowings	$0	$0	$(2,072)	$(8,356)	$(10,428)

Payable for reverse repurchase agreements					$(10,428)

82	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

(k)	Securities with an aggregate market value of $11,995 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(88,793) at a weighted average interest rate of 4.458%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	915	$189,562	$904	$0	$(7)
U.S. Treasury 5-Year Note June Futures	06/2025	3,691	399,205	1,962	0	(116)
U.S. Treasury 10-Year Note June Futures	06/2025	2,992	332,767	2,221	47	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	555	63,339	306	52	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	9	1,100	28	4	0

				$5,421	$103	$(123)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2025	74	$(10,308)	$212	$1	$(39)

Total Futures Contracts				$5,633	$104	$(162)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Telecom Italia spa	1.000%	Quarterly	12/20/2029	1.605%	EUR	1,075	$(22)	$(8)	$(30)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$	245,875	$17,574	$(4,039)	$13,535	$63	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		124,625	6,321	312	6,633	170	0

						$23,895	$(3,727)	$20,168	$233	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP 72,000	$(2,041)	$(93)	$(2,134)	$314	$0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027	$ 261,300	(2,583)	715	(1,868)	21	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.742	Annual	08/31/2029	72,575	0	(379)	(379)	0	(59)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.748	Annual	08/31/2029	123,000	0	(673)	(673)	0	(100)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	160,375	(4,424)	4,017	(407)	0	(151)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	38,875	(1,633)	1,563	(70)	0	(72)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.776	Annual	12/31/2031	126,800	0	(821)	(821)	0	(239)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	42,250	2,224	(1,061)	1,163	0	(81)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2033	32,900	4	(28)	(24)	90	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	30,350	3,334	(475)	2,859	0	(225)

						$(5,119)	$2,765	$(2,354)	$425	$(927)

Total Swap Agreements						$18,754	$(970)	$17,784	$658	$(928)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	83

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$104	$658	$762	$0	$(162)	$(954)	$(1,116)

(m)

Securities with an aggregate market value of $52,170 and cash of $7,537 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(26) for closed swap agreements is outstanding at period end.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	04/2025	EUR	7,351		$7,708	$0	$(241)

CBK	04/2025		$4,360	CAD	6,210	0	(44)
	05/2025	CAD	6,201		$4,360	44	0

JPM	04/2025		$7,929	EUR	7,351	20	0
	05/2025	EUR	7,351		$7,942	0	(20)

MBC	04/2025	GBP	798		1,034	4	0
	04/2025		$1,200	GBP	949	26	0

MYI	04/2025	CAD	6,212		$4,364	47	0
	05/2025		$1,493	CAD	2,139	0	(4)

Total Forward Foreign Currency Contracts						$141	$(309)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BPS	$0	$0	$0	$0	$(241)	$0	$0	$(241)	$(241)	$264	$23
CBK	44	0	0	44	(44)	0	0	(44)	0	0	0
JPM	20	0	0	20	(20)	0	0	(20)	0	0	0
MBC	30	0	0	30	0	0	0	0	30	0	30
MYI	47	0	0	47	(4)	0	0	(4)	43	0	43

Total Over the Counter	$141	$0	$0	$141	$(309)	$0	$0	$(309)

84	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

(o)

Securities with an aggregate market value of $264 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$104	$104
Swap Agreements	0	233	0	0	425	658

	$0	$233	$0	$0	$529	$762

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$141	$0	$141

	$0	$233	$0	$141	$529	$903

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$162	$162
Swap Agreements	0	27	0	0	927	954

	$0	$27	$0	$0	$1,089	$1,116

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$309	$0	$309

	$0	$27	$0	$309	$1,089	$1,425

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,014)	$(4,014)
Swap Agreements	0	10,693	0	0	(97)	10,596

	$0	$10,693	$0	$0	$(4,111)	$6,582

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,820	$0	$1,820
Swap Agreements	0	28	0	0	0	28

	$0	$28	$0	$1,820	$0	$1,848

	$0	$10,721	$0	$1,820	$(4,111)	$8,430

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,893	$4,893
Swap Agreements	0	(10,459)	0	0	2,765	(7,694)

	$0	$(10,459)	$0	$0	$7,658	$(2,801)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(976)	$0	$(976)

	$0	$(10,459)	$0	$(976)	$7,658	$(3,777)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	85

Schedule of Investments	PIMCO High Yield Fund	(Cont.)	March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$181,003	$31,673	$212,676
Corporate Bonds & Notes
Banking & Finance	0	1,095,028	0	1,095,028
Industrials	0	5,468,263	24,105	5,492,368
Utilities	0	343,381	0	343,381
U.S. Treasury Obligations	0	435,833	0	435,833
Common Stocks
Energy	0	0	1,785	1,785
Industrials	0	0	8,251	8,251
Warrants
Industrials	0	0	9,379	9,379
Short-Term Instruments
Mutual Funds	0	1,762	0	1,762
Repurchase Agreements	0	157,600	0	157,600

	$0	$7,682,870	$75,193	$7,758,063

Investments in Affiliates, at Value
Mutual Funds	255,470	0	0	255,470
Short-Term Instruments
Central Funds Used for Cash Management Purposes	230,096	0	0	230,096

	$485,566	$0	$0	$485,566

Total Investments	$485,566	$7,682,870	$75,193	$8,243,629

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1	$761	$0	$762
Over the counter	0	141	0	141

	$1	$902	$0	$903

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(39)	(1,051)	0	(1,090)
Over the counter	0	(309)	0	(309)

	$(39)	$(1,360)	$0	$(1,399)

Total Financial Derivative Instruments	$(38)	$(458)	$0	$(496)

Totals	$485,528	$7,682,412	$75,193	$8,243,133

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

86	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO High Yield Spectrum Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 7.5%

Altice France SA
9.802% due 08/15/2028	$696	$626

American Airlines, Inc.
9.305% due 04/20/2028	260	266

Aspire Bakeries Holdings LLC
8.575% due 12/13/2030	497	499

AssuredPartners, Inc.
7.825% due 02/14/2031 ~	396	397

Athenahealth Group, Inc.
7.325% due 02/15/2029 ~	298	295

Barnes Group, Inc.
7.322% due 01/27/2032	500	497

Churchill Downs, Inc.
TBD% due 03/17/2028 «	800	801

Clearwater Analytics LLC
TBD% due 02/07/2032 «	800	798

Clover Holdings 2 LLC
TBD% due 12/10/2029 ~µ	198	195
8.295% due 12/09/2031	1,400	1,387

Concentra Health Services, Inc.
6.325% due 07/26/2031 «	299	299

Cotiviti Corp.
TBD% due 03/26/2032	300	294
7.073% due 05/01/2031	893	875

CPI Holdco B LLC
6.575% due 05/17/2031	400	398

Cube Industrials Buyer, Inc.
7.793% due 10/17/2031 ~	400	398

Envision Healthcare Corp.
11.152% due 07/20/2026 «	102	102
12.277% due 11/03/2028 «	414	421

EP Purchaser LLC
9.061% due 11/06/2028 ~	398	399

EPIC Y-Grade Services LP
10.044% due 06/29/2029	299	299

Fortress Intermediate, Inc.
8.075% due 06/27/2031	896	895

Foundation Building Materials Holding Co. LLC
7.802% due 01/31/2028	50	47

Frontier Communications Corp.
6.792% due 07/01/2031	299	299

GBT U.S. LLC
6.802% due 07/28/2031	399	398

GFL Environmental, Inc.
6.819% due 02/04/2032	925	918

Global Medical Response, Inc.
9.790% due 10/31/2028 ~	92	92

Golden State Foods LLC
8.564% due 12/04/2031 ~	473	475

INEOS Quattro Holdings U.K. Ltd.
TBD% due 04/02/2029 «	199	192

Kaseya, Inc.
TBD% due 03/22/2032	800	799

Kronos Acquisition Holdings, Inc.
8.299% due 07/08/2031 ~	149	129

Level 3 Financing, Inc.
TBD% due 03/27/2032	650	643

Lifepoint Health, Inc.
8.052% due 05/17/2031 ~	298	289

MH Sub LLC
8.575% due 12/31/2031	998	919

Modena Buyer LLC
8.791% due 07/01/2031 ~	205	199

MPH Acquisition Holdings LLC
8.037% due 12/31/2030	45	44

Neptune Bidco U.S., Inc.
9.389% due 04/11/2029	653	565

Newfold Digital
7.929% due 02/10/2028 «~	499	372

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Novelis Holdings, Inc.
6.299% due 03/11/2032		$500	$500

Ocs Group Holdings Ltd.
10.450% due 11/27/2031 ~	GBP	1,000	1,291

Primo Brands Corp.
6.549% due 03/31/2028		$494	492

QualityTech LP
7.814% due 10/30/2031		1,000	1,002

RealPage, Inc.
8.049% due 04/24/2028		500	501

Restoration Hardware, Inc.
6.939% due 10/20/2028		374	358

Rockpoint Gas Storage Partners LP
TBD% due 09/18/2031		1,097	1,096

Scientific Games Holdings LP
7.296% due 04/04/2029 ~		498	495

Softbank Vision Fund II
6.000% due 12/23/2025 «•		859	852

Specialty Building Products Holdings LLC
8.175% due 10/15/2028 ~		548	522

Subcalidora 2 SARL
8.105% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	1,000	1,087

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~		525	566

TK Elevator U.S. Newco, Inc.
TBD% due 04/30/2030		$450	449

TransDigm, Inc.
6.799% due 02/28/2031		943	939

Transnet SOC Ltd.
11.558% (JIBA3M + 4.000%) due 03/02/2028 «~	ZAR	16,286	879

Trident TPI Holdings, Inc.
8.049% due 09/15/2028 ~		$200	193

U.S. Renal Care, Inc.
9.439% due 06/20/2028 ~		796	744

UKG, Inc.
7.300% due 02/10/2031 ~		347	347

VEON Ltd.
TBD% due 03/25/2027 «		900	887

Verisure Holding AB
5.355% (EUR003M + 3.000%) due 03/27/2028 ~	EUR	1,600	1,729

Veritiv Corp.
8.299% due 11/30/2030		$524	522

Vista Management Holding, Inc.
TBD% due 03/26/2031 «		450	447

Vistra Zero Operating Co. LLC
6.325% due 04/30/2031 ~		448	433

X Corp.
10.949% due 10/26/2029 ~		1,000	995

Total Loan Participations and Assignments (Cost $33,761)			33,847

CORPORATE BONDS & NOTES 77.1%

BANKING & FINANCE 12.1%

AccorInvest Group SA
5.500% due 11/15/2031	EUR	400	429
6.375% due 10/15/2029		100	112

Alliant Holdings Intermediate LLC
7.000% due 01/15/2031		$1,850	1,857
7.375% due 10/01/2032		350	352

Allied Universal Holdco LLC
4.625% due 06/01/2028		1,100	1,043
6.000% due 06/01/2029		100	92

Ally Financial, Inc.
8.000% due 11/01/2031		100	111

AmWINS Group, Inc.
6.375% due 02/15/2029		700	706

Armor Holdco, Inc.
8.500% due 11/15/2029		600	583

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Atrium Finance PLC
2.625% due 09/05/2027	EUR	375	$373

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 ~		750	884
10.500% due 07/23/2029		200	269

Barclays PLC
9.625% due 12/15/2029 •(g)(h)		$700	769

Boost Newco Borrower LLC
7.500% due 01/15/2031		1,300	1,354

Brandywine Operating Partnership LP
8.875% due 04/12/2029		200	210

Brookfield Property REIT, Inc.
5.750% due 05/15/2026		350	347

Burford Capital Global Finance LLC
6.875% due 04/15/2030		900	890

Cantor Fitzgerald LP
7.200% due 12/12/2028		300	317

Castellum AB
3.125% due 12/02/2026 •(g)	EUR	1,100	1,155

Credit Acceptance Corp.
6.625% due 03/15/2030		$900	888
9.250% due 12/15/2028		400	424

CTR Partnership LP
3.875% due 06/30/2028		200	188

Encore Capital Group, Inc.
8.500% due 05/15/2030		1,200	1,238
9.250% due 04/01/2029		500	524

Ford Motor Credit Co. LLC
5.918% due 03/20/2028		1,175	1,181

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,450	1,422
5.875% due 04/15/2033		400	383
7.000% due 05/01/2031		350	356

Freedom Mortgage Corp.
6.625% due 01/15/2027		600	597

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		750	733
9.125% due 05/15/2031		900	907

GGAM Finance Ltd.
8.000% due 02/15/2027		300	308

GN Bondco LLC
9.500% due 10/15/2031		425	425

Greengrove RE Ltd.
12.042% due 04/08/2032 •		250	251

Greystar Real Estate Partners LLC
7.750% due 09/01/2030		300	314

HAT Holdings LLC
3.750% due 09/15/2030		400	356
8.000% due 06/15/2027		575	596

Hudson Pacific Properties LP
3.950% due 11/01/2027		325	288

Icahn Enterprises LP
5.250% due 05/15/2027		300	286
9.000% due 06/15/2030		300	284

Intesa Sanpaolo SpA
4.198% due 06/01/2032 •		900	808
4.950% due 06/01/2042 •		800	644
7.700% due 09/17/2025 •(g)(h)		400	400

Jane Street Group
7.125% due 04/30/2031		1,500	1,542

Ladder Capital Finance Holdings LLLP
4.750% due 06/15/2029		600	572

LFS Topco LLC
5.875% due 10/15/2026		900	881

Liberty Mutual Group, Inc.
4.300% due 02/01/2061		375	234

Mercury General Corp.
4.400% due 03/15/2027		250	246

Midcap Financial Issuer Trust
6.500% due 05/01/2028		125	121

MPT Operating Partnership LP
8.500% due 02/15/2032		375	382

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	87

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		$500	$501
6.500% due 08/01/2029		400	406
7.125% due 02/01/2032		100	104

Nature Coast Re Ltd.
14.032% (T-BILL 3MO + 9.750%) due 04/10/2029 ~(a)		250	250

Navient Corp.
9.375% due 07/25/2030		300	320

Newmark Group, Inc.
7.500% due 01/12/2029		650	682

Nexi SpA
2.125% due 04/30/2029	EUR	1,275	1,302

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		$625	575

OneMain Finance Corp.
3.875% due 09/15/2028		500	463
4.000% due 09/15/2030		500	441
5.375% due 11/15/2029		750	714
7.500% due 05/15/2031		475	484

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		800	564

Panther Escrow Issuer LLC
7.125% due 06/01/2031		1,500	1,529

Park Intermediate Holdings LLC
4.875% due 05/15/2029		500	467

Paysafe Finance PLC
3.000% due 06/15/2029	EUR	400	404

Pebblebrook Hotel LP
6.375% due 10/15/2029		$875	866

PennyMac Financial Services, Inc.
5.750% due 09/15/2031		300	285
7.875% due 12/15/2029		600	625

PRA Group, Inc.
5.000% due 10/01/2029		400	369
8.875% due 01/31/2030		400	418

Rfna LP
7.875% due 02/15/2030		600	593

RHP Hotel Properties LP
4.500% due 02/15/2029		1,000	947

RLJ Lodging Trust LP
4.000% due 09/15/2029		825	741

Rocket Mortgage LLC
4.000% due 10/15/2033		550	472

Samhallsbyggnadsbolaget Norden Holding AB
1.125% due 09/26/2029	EUR	350	277
2.375% due 08/04/2026		250	254

SBA Communications Corp.
3.125% due 02/01/2029		$600	548

Service Properties Trust
8.375% due 06/15/2029		350	350

SLM Corp.
3.125% due 11/02/2026		1,050	1,015
6.500% due 01/31/2030		575	590

Starwood Property Trust, Inc.
6.500% due 07/01/2030		375	376
6.500% due 10/15/2030 (a)		600	596
7.250% due 04/01/2029		325	334

Sunrise FinCo BV
4.875% due 07/15/2031		600	546

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	971	328

UBS Group AG
9.250% due 11/13/2028 •(g)(h)		$100	109

UniCredit SpA
5.459% due 06/30/2035 •		1,875	1,843

USI, Inc.
7.500% due 01/15/2032		600	613

VFH Parent LLC
7.500% due 06/15/2031		280	288

Winston RE Ltd.
10.792% due 02/21/2028 ~		250	250

XHR LP
6.625% due 05/15/2030		300	295

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ZF Finance GmbH
2.750% due 05/25/2027	EUR	1,400	$1,443

			54,209

INDUSTRIALS 61.1%

AAR Escrow Issuer LLC
6.750% due 03/15/2029		$325	331

Acadia Healthcare Co., Inc.
7.375% due 03/15/2033		500	500

Adient Global Holdings Ltd.
7.500% due 02/15/2033		400	375

ADT Security Corp.
4.875% due 07/15/2032		400	374

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028		50	44

Ahead DB Holdings LLC
6.625% due 05/01/2028		750	733

Air Canada
3.875% due 08/15/2026		800	783

Albertsons Cos., Inc.
3.500% due 03/15/2029		1,025	944

Albion Financing SARL
6.125% due 10/15/2026		450	450

Alcoa Nederland Holding BV
7.125% due 03/15/2031		300	309

Allegiant Travel Co.
7.250% due 08/15/2027		475	461

Allison Transmission, Inc.
3.750% due 01/30/2031		475	423

Allwyn Entertainment Financing U.K. PLC
7.875% due 04/30/2029		500	517

Altice Financing SA
3.000% due 01/15/2028	EUR	100	82
5.750% due 08/15/2029		$750	550

Altice France Holding SA
6.000% due 02/15/2028		1,000	294
10.500% due 05/15/2027		1,400	411

Altice France SA
4.000% due 07/15/2029	EUR	350	302
5.125% due 01/15/2029		$500	393
5.125% due 07/15/2029		1,550	1,216
5.500% due 01/15/2028		800	640
8.125% due 02/01/2027		1,050	940

AMC Networks, Inc.
4.250% due 02/15/2029		310	233

Amentum Holdings, Inc.
7.250% due 08/01/2032		900	886

Amer Sports Co.
6.750% due 02/16/2031		875	896

American Airlines, Inc.
5.500% due 04/20/2026		708	707
5.750% due 04/20/2029		800	784

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		700	643
4.000% due 01/15/2028		700	670

ams-OSRAM AG
10.500% due 03/30/2029	EUR	200	219
12.250% due 03/30/2029		$325	334

Apache Corp.
4.875% due 11/15/2027		1,000	1,003

ARD Finance SA (5.000% Cash or 5.750% PIK)
5.000% due 06/30/2027 (b)	EUR	309	17

Ardagh Packaging Finance PLC
2.125% due 08/15/2026		400	401

Aris Water Holdings LLC
7.250% due 04/01/2030		$750	759

Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		400	391
6.625% due 10/15/2032		400	399

Ashland Services BV
2.000% due 01/30/2028	EUR	1,000	1,018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		$600	$543
10.375% due 03/31/2029	GBP	300	362

AthenaHealth Group, Inc.
6.500% due 02/15/2030		$1,000	939

Avantor Funding, Inc.
3.875% due 11/01/2029		500	462

Avis Budget Finance PLC
7.000% due 02/28/2029	EUR	200	212

Axalta Coating Systems LLC
3.375% due 02/15/2029		$1,075	984

Axon Enterprise, Inc.
6.125% due 03/15/2030		700	708

B&G Foods, Inc.
8.000% due 09/15/2028		350	352

B.C. Ltd.
10.000% due 04/15/2032 (a)		1,700	1,691

B.C. Unlimited Liability Co.
3.875% due 01/15/2028		1,000	957
4.000% due 10/15/2030		4,425	4,008

Ball Corp.
2.875% due 08/15/2030		1,325	1,156

Bausch & Lomb Corp.
8.375% due 10/01/2028		700	727

Bausch Health Cos., Inc.
4.875% due 06/01/2028		75	61
5.000% due 01/30/2028		300	219
5.500% due 11/01/2025		1,000	1,000
11.000% due 09/30/2028		289	275

Bayer AG
5.375% due 03/25/2082 •	EUR	600	639
7.000% due 09/25/2083 ~		100	114

BCP Modular Services Finance PLC
6.750% due 11/30/2029		925	918

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027		$1,150	1,132

Beacon Roofing Supply, Inc.
4.125% due 05/15/2029		400	403
4.500% due 11/15/2026		500	499

Belron U.K. Finance PLC
4.625% due 10/15/2029	EUR	50	55
5.750% due 10/15/2029		$350	348

Block, Inc.
3.500% due 06/01/2031		1,150	1,012
6.500% due 05/15/2032		1,000	1,011

Boise Cascade Co.
4.875% due 07/01/2030		850	805

Boparan Finance PLC
9.375% due 11/07/2029	GBP	850	1,059

Builders FirstSource, Inc.
4.250% due 02/01/2032		$1,000	895
5.000% due 03/01/2030		1,075	1,028

BWX Technologies, Inc.
4.125% due 06/30/2028		475	449

CAB SELAS
3.375% due 02/01/2028	EUR	500	509

Cablevision Lightpath LLC
5.625% due 09/15/2028		$175	161

Camelot Finance SA
4.500% due 11/01/2026		850	834

Capstone Borrower, Inc.
8.000% due 06/15/2030		300	308

Carnival Corp.
4.000% due 08/01/2028		1,400	1,340
5.750% due 03/15/2030		700	698
7.000% due 08/15/2029		500	523

Carnival PLC
1.000% due 10/28/2029	EUR	1,000	956

Carvana Co. (11.000% Cash or 13.000% PIK)
11.000% due 06/01/2030 (b)		$345	366

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (b)		440	481

Carvana Co. (9.000% Cash or 12.000% PIK)
9.000% due 12/01/2028 (b)		195	201

88	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CB High Ridge
8.875% due 03/15/2049 «		$1,750	$29

CCO Holdings LLC
4.500% due 08/15/2030		2,350	2,141
4.500% due 05/01/2032		725	630
4.500% due 06/01/2033		500	427
5.000% due 02/01/2028		300	291
5.125% due 05/01/2027		2,000	1,971
5.375% due 06/01/2029		400	387

Celanese U.S. Holdings LLC
6.500% due 04/15/2030		700	696

Central Parent LLC
8.000% due 06/15/2029		400	351

Cerdia Finanz GmbH
9.375% due 10/03/2031		1,000	1,026

Cerved Group SpA
6.000% due 02/15/2029	EUR	1,175	1,190

Charles River Laboratories International, Inc.
4.000% due 03/15/2031		$475	426

Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028	EUR	900	889

Chord Energy Corp.
6.750% due 03/15/2033		$1,100	1,095

Churchill Downs, Inc.
5.750% due 04/01/2030		650	636

Cidron Aida Finco SARL
6.250% due 04/01/2028	GBP	575	749

Cimpress PLC
7.375% due 09/15/2032		$550	506

Cinemark USA, Inc.
5.250% due 07/15/2028		200	194

Cirsa Finance International SARL
4.500% due 03/15/2027	EUR	225	244
7.112% due 07/31/2028 ~		300	329

Citgo Petroleum Corp.
8.375% due 01/15/2029		$400	407

Civitas Resources, Inc.
8.375% due 07/01/2028		375	387

Clarios Global LP
6.750% due 02/15/2030		400	404

Clarivate Science Holdings Corp.
3.875% due 07/01/2028		500	464
4.875% due 07/01/2029		325	290

Clear Channel Outdoor Holdings, Inc.
7.750% due 04/15/2028		300	258

Cloud Software Group, Inc.
6.500% due 03/31/2029		650	632
8.250% due 06/30/2032		400	407
9.000% due 09/30/2029		700	699

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		300	302
6.750% due 04/15/2032 (a)		400	403
6.875% due 01/15/2030		300	303
8.750% due 04/15/2030		850	863

CMA CGM SA
5.500% due 07/15/2029	EUR	450	499

Cogent Communications Group, Inc.
7.000% due 06/15/2027		$300	302

CommScope LLC
7.125% due 07/01/2028		275	244

CommScope Technologies LLC
5.000% due 03/15/2027		175	157

Community Health Systems, Inc.
4.750% due 02/15/2031		1,275	1,009
5.625% due 03/15/2027		400	382
6.000% due 01/15/2029		500	445
6.875% due 04/01/2028		150	99
6.875% due 04/15/2029		450	292
10.875% due 01/15/2032		200	197

Consolidated Communications, Inc.
5.000% due 10/01/2028		225	211

CQP Holdco LP
5.500% due 06/15/2031		1,350	1,296

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crescent Energy Finance LLC
7.375% due 01/15/2033		$500	$483
7.625% due 04/01/2032		900	891

Crocs, Inc.
4.125% due 08/15/2031		250	221

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		225	207

CSC Holdings LLC
5.750% due 01/15/2030		400	213
6.500% due 02/01/2029		1,100	911
7.500% due 04/01/2028		400	283
11.250% due 05/15/2028		100	97
11.750% due 01/31/2029		600	582

Ctec GmbH
5.250% due 02/15/2030	EUR	425	421

DaVita, Inc.
4.625% due 06/01/2030		$400	369

Dcli Bidco LLC
7.750% due 11/15/2029		775	799

Deuce Finco PLC
5.500% due 06/15/2027	GBP	600	762

Diamond Foreign Asset Co.
8.500% due 10/01/2030		$800	821

DirecTV Financing LLC
5.875% due 08/15/2027		900	873
10.000% due 02/15/2031		400	384

DISH DBS Corp.
5.125% due 06/01/2029		100	65
5.250% due 12/01/2026		450	414
7.375% due 07/01/2028		200	144
7.750% due 07/01/2026		400	346

DISH Network Corp.
11.750% due 11/15/2027		800	843

Diversified Gas & Oil Corp.
9.750% due 04/09/2029 «		250	246

DT Midstream, Inc.
4.125% due 06/15/2029		500	471

Dye & Durham Ltd.
8.625% due 04/15/2029		500	516

EchoStar Corp.
10.750% due 11/30/2029		1,550	1,630

Edgewell Personal Care Co.
4.125% due 04/01/2029		275	255

Efesto Bidco S.p.A Efesto U.S. LLC
7.500% due 02/15/2032		1,200	1,172

Elanco Animal Health, Inc.
6.650% due 08/28/2028		725	736

Ellucian Holdings, Inc.
6.500% due 12/01/2029		400	394

ELO SACA
3.250% due 07/23/2027	EUR	500	514
4.875% due 12/08/2028		1,200	1,164

Embecta Corp.
5.000% due 02/15/2030		$450	403

Energizer Gamma Acquisition BV
3.500% due 06/30/2029	EUR	650	656

Ephios Subco 3 SARL
7.875% due 01/31/2031		700	808

EQM Midstream Partners LP
4.750% due 01/15/2031		$600	577
7.500% due 06/01/2030		300	324

Eramet SA
6.500% due 11/30/2029	EUR	200	216
7.000% due 05/22/2028		300	332

ESAB Corp.
6.250% due 04/15/2029		$300	305

Fertitta Entertainment LLC
6.750% due 01/15/2030		750	649

Fiesta Purchaser, Inc.
9.625% due 09/15/2032		100	103

First Student Bidco, Inc.
4.000% due 07/31/2029		1,050	964

Flora Food Management BV
6.875% due 07/02/2029	EUR	1,300	1,430

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FMG Resources Pty. Ltd.
4.375% due 04/01/2031		$750	$678

Frontier Communications Holdings LLC
5.875% due 10/15/2027		400	400
6.750% due 05/01/2029		300	302

Gap, Inc.
3.625% due 10/01/2029		500	452
3.875% due 10/01/2031		225	194

Garda World Security Corp.
4.625% due 02/15/2027		750	731
6.000% due 06/01/2029		825	775

Global Medical Response, Inc.
10.000% due 10/31/2028		731	732

Global Partners LP
8.250% due 01/15/2032		350	360

Goat Holdco LLC
6.750% due 02/01/2032		800	784

goeasy Ltd.
7.375% due 10/01/2030 (a)		300	295
7.625% due 07/01/2029		300	300
9.250% due 12/01/2028		1,000	1,051

Graham Packaging Co., Inc.
7.125% due 08/15/2028		750	733

Graphic Packaging International LLC
3.750% due 02/01/2030		400	366

Gray Television, Inc.
5.375% due 11/15/2031		575	360
10.500% due 07/15/2029		300	313

Griffon Corp.
5.750% due 03/01/2028		200	196

Grifols SA
2.250% due 11/15/2027	EUR	100	104
3.875% due 10/15/2028		700	698

Grupo Antolin-Irausa SA
3.500% due 04/30/2028		400	283
10.375% due 01/30/2030		600	485

GYP Holdings Corp.
4.625% due 05/01/2029		$1,150	1,077

HealthEquity, Inc.
4.500% due 10/01/2029		800	751

Heathrow Finance PLC
3.875% due 03/01/2027 þ	GBP	500	618
4.125% due 09/01/2029 þ		200	236

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$800	702
3.750% due 05/01/2029		525	490

Hilton Grand Vacations Borrower LLC
5.000% due 06/01/2029		500	469

Hologic, Inc.
3.250% due 02/15/2029		1,477	1,364

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032		225	231
8.875% due 07/15/2028		550	574

Husky Injection Molding Systems Ltd.
9.000% due 02/15/2029		300	301

IGT Lottery Holdings BV
4.250% due 03/15/2030	EUR	700	761

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)		$70	68

IHO Verwaltungs GmbH (6.750% Cash or 7.500% PIK)
6.750% due 11/15/2029 (b)	EUR	1,800	1,996

Illuminate Buyer LLC
9.000% due 07/01/2028		$400	398

IMA Industria Macchine Automatiche SpA
3.750% due 01/15/2028	EUR	300	320

Imola Merger Corp.
4.750% due 05/15/2029		$800	760

Incora Intermediate LLC
0.000% due 01/31/2030 «		214	214

Incora Top Holdco LLC
6.000% due 01/30/2033 ^«(c)(i)		159	230

INEOS Finance PLC
5.625% due 08/15/2030	EUR	725	784

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	89

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ingevity Corp.
3.875% due 11/01/2028		$1,175	$1,098

Installed Building Products, Inc.
5.750% due 02/01/2028		800	791

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028		1,350	1,315

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		834	794

IPD 3 BV
5.876% due 06/15/2031 •	EUR	400	434

IQVIA, Inc.
2.250% due 01/15/2028		1,500	1,548

Italmatch Chemicals SpA
10.000% due 02/06/2028		500	567

Jazz Securities DAC
4.375% due 01/15/2029		$300	285

JELD-WEN, Inc.
7.000% due 09/01/2032		625	555

JetBlue Airways Corp.
9.875% due 09/20/2031		1,675	1,655

KBR, Inc.
4.750% due 09/30/2028		800	761

Kinetik Holdings LP
6.625% due 12/15/2028		750	763

Kodiak Gas Services LLC
7.250% due 02/15/2029		575	587

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029		1,325	1,295

Kronos International, Inc.
3.750% due 09/15/2025	EUR	197	212
9.500% due 03/15/2029		1,192	1,395

Lamar Media Corp.
4.000% due 02/15/2030		$400	371

Level 3 Financing, Inc.
4.000% due 04/15/2031		475	359
11.000% due 11/15/2029		841	939

LHMC Finco 2 SARL (7.250% Cash or 8.000% PIK)
7.250% due 10/02/2025 (b)	EUR	63	68

LifePoint Health, Inc.
5.375% due 01/15/2029		$200	176
10.000% due 06/01/2032		700	669
11.000% due 10/15/2030		450	490

Lion
5.953% due 07/01/2029 ~	EUR	600	649

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		$1,700	1,622

Loarre Investments SARL
6.500% due 05/15/2029	EUR	1,350	1,500

Madison IAQ LLC
5.875% due 06/30/2029		$200	189

Mahle GmbH
2.375% due 05/14/2028	EUR	700	681

MajorDrive Holdings LLC
6.375% due 06/01/2029		$75	58

Manuchar Group SARL
7.250% due 06/30/2027	EUR	1,100	1,190

Market Bidco Finco PLC
4.750% due 11/04/2027		975	1,023

Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029		$175	161

Matador Resources Co.
6.250% due 04/15/2033		400	391
6.500% due 04/15/2032		400	397

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027		700	687
9.250% due 04/15/2027		400	378

McGraw-Hill Education, Inc.
7.375% due 09/01/2031		600	604

Medline Borrower LP
3.875% due 04/01/2029		1,300	1,216
6.250% due 04/01/2029		400	406

MEG Energy Corp.
5.875% due 02/01/2029		425	418

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Melco Resorts Finance Ltd.
7.625% due 04/17/2032		$325	$324

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031		675	638

MGM Resorts International
4.625% due 09/01/2026		500	495

Midwest Gaming Borrower LLC
4.875% due 05/01/2029		500	470

Miller Homes Group Finco PLC
7.000% due 05/15/2029	GBP	625	779

Mineral Resources Ltd.
9.250% due 10/01/2028		$400	400

Miter Brands Acquisition Holdco, Inc.
6.750% due 04/01/2032		250	248

Molina Healthcare, Inc.
3.875% due 11/15/2030		1,175	1,053

Monitchem HoldCo 3 SA
8.750% due 05/01/2028	EUR	900	979

Motion Finco SARL
8.375% due 02/15/2032		$400	389

MPH Acquisition Holdings LLC
5.750% due 12/31/2030		135	98

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (b)		70	61

Mundys SpA
1.875% due 07/13/2027	EUR	1,000	1,048
1.875% due 02/12/2028		200	207

Murphy Oil USA, Inc.
3.750% due 02/15/2031		$400	356

MV24 Capital BV
6.748% due 06/01/2034		376	364

NCL Corp. Ltd.
5.875% due 03/15/2026		138	138

NCR Atleos Corp.
9.500% due 04/01/2029		250	271

NCR Voyix Corp.
5.125% due 04/15/2029		775	739
5.250% due 10/01/2030		200	193

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		750	450
11.750% due 10/15/2028 «		400	328

Nexstar Media, Inc.
5.625% due 07/15/2027		425	419

NFE Financing LLC
12.000% due 11/15/2029		80	68

Nidda Healthcare Holding GmbH
5.625% due 02/21/2030	EUR	800	880
7.500% due 08/21/2026		826	913

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		$1,050	1,022

Noble Finance LLC
8.000% due 04/15/2030		1,350	1,350

Nordstrom, Inc.
5.000% due 01/15/2044		300	221

Northriver Midstream Finance LP
6.750% due 07/15/2032		600	606

Novelis Corp.
3.250% due 11/15/2026		450	435

Novelis, Inc.
6.875% due 01/30/2030		925	939

NuStar Logistics LP
6.375% due 10/01/2030		500	506

Ocado Group PLC
10.500% due 08/08/2029	GBP	300	395

Odido Group Holding BV
5.500% due 01/15/2030	EUR	200	215

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		$1,250	1,156
5.375% due 10/01/2029	EUR	500	498
7.250% due 06/15/2031		$500	491

Ontex Group NV
3.500% due 07/15/2026	EUR	850	920

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Opal BIDCO
5.500% due 03/31/2032 (a)	EUR	800	$865

Open Text Holdings, Inc.
4.125% due 12/01/2031		$550	486

Organon & Co.
2.875% due 04/30/2028	EUR	1,450	1,494
4.125% due 04/30/2028		$800	748
7.875% due 05/15/2034		500	486

Outfront Media Capital LLC
7.375% due 02/15/2031		400	417

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027		875	884

Paramount Global
4.950% due 01/15/2031		400	385

Parkland Corp.
4.625% due 05/01/2030		500	470

Performance Food Group, Inc.
4.250% due 08/01/2029		1,075	1,007

Permian Resources Operating LLC
5.375% due 01/15/2026		1,250	1,247

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030		500	478
4.900% due 12/15/2044		400	317

PetSmart, Inc.
4.750% due 02/15/2028		475	445
7.750% due 02/15/2029		450	414

Picard Groupe SAS
6.375% due 07/01/2029	EUR	400	446

Pinnacle Bidco PLC
8.250% due 10/11/2028		1,600	1,816

Post Holdings, Inc.
4.625% due 04/15/2030		$1,000	935
6.250% due 10/15/2034		600	592

Prime Healthcare Services, Inc.
9.375% due 09/01/2029		800	756

Prime Security Services Borrower LLC
3.375% due 08/31/2027		1,800	1,707

Primo Water Holdings, Inc.
4.375% due 04/30/2029		475	455
6.250% due 04/01/2029		500	499

Q-Park Holding BV
2.000% due 03/01/2027	EUR	1,000	1,048

Quikrete Holdings, Inc.
6.375% due 03/01/2032		$1,225	1,234
6.750% due 03/01/2033		1,100	1,096

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029		1,000	1,064

Rand Parent LLC
8.500% due 02/15/2030		575	570

Raven Acquisition Holdings LLC
6.875% due 11/15/2031		1,575	1,533

Rivian Holdings LLC
10.502% due 10/15/2026 ~		1,500	1,513

ROBLOX Corp.
3.875% due 05/01/2030		200	182

Rockies Express Pipeline LLC
4.800% due 05/15/2030		800	752

Rossini SARL
6.750% due 12/31/2029	EUR	100	113

Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027		$525	523
5.500% due 04/01/2028		450	448
5.625% due 09/30/2031		600	590
7.500% due 10/15/2027		750	786

RR Donnelley & Sons Co.
9.500% due 08/01/2029		200	198

Sable International Finance Ltd.
7.125% due 10/15/2032		400	384

SCIL LLC
9.500% due 07/15/2028	EUR	300	341

Scripps Escrow, Inc.
5.875% due 07/15/2027		$500	418

Seadrill Finance Ltd.
8.375% due 08/01/2030		775	775

90	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Seagate HDD Cayman
4.125% due 01/15/2031		$553	$503
5.750% due 12/01/2034		650	632
9.625% due 12/01/2032		358	403

Sensata Technologies BV
4.000% due 04/15/2029		700	644

Sigma Holdco BV
7.875% due 05/15/2026		200	198

Simmons Foods, Inc.
4.625% due 03/01/2029		1,150	1,068

Sinclair Television Group, Inc.
8.125% due 02/15/2033		375	370

Sirius XM Radio, Inc.
3.875% due 09/01/2031		400	343
4.000% due 07/15/2028		750	700

Sitio Royalties Operating Partnership LP
7.875% due 11/01/2028		500	515

SM Energy Co.
6.750% due 08/01/2029		450	444

Snap, Inc.
6.875% due 03/01/2033		1,050	1,051

SoftBank Group Corp.
5.000% due 04/15/2028	EUR	925	1,013

Sotera Health Holdings LLC
7.375% due 06/01/2031		$725	738

Spirit AeroSystems, Inc.
4.600% due 06/15/2028		500	480
9.375% due 11/30/2029		400	427
9.750% due 11/15/2030		525	580

Spirit Loyalty Cayman Ltd. (11.000% Cash or 4.000% PIK and 8.000% Cash)
11.000% due 03/06/2030 ^(b)(c)		347	307

Stagwell Global LLC
5.625% due 08/15/2029		800	763

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	500	526
3.375% due 01/15/2031		$1,000	870
5.000% due 02/15/2027		1,000	985

Staples, Inc.
10.750% due 09/01/2029		300	271
12.750% due 01/15/2030		300	204

Star Leasing Co. LLC
7.625% due 02/15/2030		500	481

Star Parent, Inc.
9.000% due 10/01/2030		450	444

Station Casinos LLC
4.500% due 02/15/2028		425	407
4.625% due 12/01/2031		675	607

Stonepeak Nile Parent LLC
7.250% due 03/15/2032		1,325	1,352

Sunoco LP
7.000% due 05/01/2029		300	307

Surgery Center Holdings, Inc.
7.250% due 04/15/2032		600	594

TeamSystem SpA
6.285% due 07/31/2031 •	EUR	400	434

TEGNA, Inc.
5.000% due 09/15/2029		$800	743

Tenet Healthcare Corp.
4.250% due 06/01/2029		700	660
6.875% due 11/15/2031		325	333

TGNR Intermediate Holdings LLC
5.500% due 10/15/2029		25	24

TGS ASA
8.500% due 01/15/2030		700	725

TK Elevator Holdco GmbH
6.625% due 07/15/2028	EUR	180	195

TK Elevator Midco GmbH
4.375% due 07/15/2027		541	582

Topaz Solar Farms LLC
5.750% due 09/30/2039		$276	266

TopBuild Corp.
3.625% due 03/15/2029		1,525	1,412

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TransDigm, Inc.
6.000% due 01/15/2033		$400	$394
6.750% due 08/15/2028		400	406
6.875% due 12/15/2030		625	639

Transocean Aquila Ltd.
8.000% due 09/30/2028		454	463

Transocean Titan Financing Ltd.
8.375% due 02/01/2028		452	462

Transocean, Inc.
8.750% due 02/15/2030		400	416

Travel & Leisure Co.
6.625% due 07/31/2026		475	479

TreeHouse Foods, Inc.
4.000% due 09/01/2028		125	113

Trivium Packaging Finance BV
8.500% due 08/15/2027		300	299

Twilio, Inc.
3.875% due 03/15/2031		300	271

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029		125	125

U.S. Foods, Inc.
4.625% due 06/01/2030		275	261

U.S. Renal Care, Inc.
10.625% due 06/28/2028		210	180

UKG, Inc.
6.875% due 02/01/2031		1,375	1,396

United Airlines, Inc.
4.375% due 04/15/2026		800	788
4.625% due 04/15/2029		900	852

United Rentals North America, Inc.
3.750% due 01/15/2032		500	442

Univision Communications, Inc.
4.500% due 05/01/2029		1,550	1,372
8.500% due 07/31/2031		825	807

USA Compression Partners LP
7.125% due 03/15/2029		350	356

Valaris Ltd.
8.375% due 04/30/2030		2,150	2,154

Vallourec SACA
7.500% due 04/15/2032		700	732

Valvoline, Inc.
3.625% due 06/15/2031		675	587

Var Energi ASA
7.862% due 11/15/2083 ~	EUR	300	354

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		$300	278
3.875% due 11/01/2033		1,850	1,594
4.125% due 08/15/2031		800	727

Venture Global LNG, Inc.
7.000% due 01/15/2030		2,475	2,440
8.125% due 06/01/2028		900	920
8.375% due 06/01/2031		1,800	1,827

Vertiv Group Corp.
4.125% due 11/15/2028		800	762

Verve Group SE
6.328% due 04/01/2029 •(a)	EUR	675	730

VF Corp.
4.250% due 03/07/2029		700	750

Viavi Solutions, Inc.
3.750% due 10/01/2029		$275	252

Victoria’s Secret & Co.
4.625% due 07/15/2029		100	88

Viking Cruises Ltd.
5.875% due 09/15/2027		400	398

Viper Energy Partners LP
5.375% due 11/01/2027		350	347

Virgin Media Secured Finance PLC
4.125% due 08/15/2030	GBP	575	637
4.250% due 01/15/2030		1,250	1,407

Virgin Media Vendor Financing Notes DAC
4.875% due 07/15/2028		500	600

Viridien
8.500% due 10/15/2030	EUR	600	666

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VistaJet Malta Finance PLC
6.375% due 02/01/2030		$450	$395

Vital Energy, Inc.
7.875% due 04/15/2032		250	233

Vmed O2 U.K. Financing PLC
4.500% due 07/15/2031	GBP	1,400	1,542

VOC Escrow Ltd.
5.000% due 02/15/2028		$700	683

VZ Secured Financing BV
3.500% due 01/15/2032	EUR	700	673
5.000% due 01/15/2032		$675	587

Walgreens Boots Alliance, Inc.
2.125% due 11/20/2026	EUR	800	848
3.600% due 11/20/2025	GBP	800	1,020
4.800% due 11/18/2044		$300	272
8.125% due 08/15/2029		800	818

Wand NewCo 3, Inc.
7.625% due 01/30/2032		250	256

Waste Pro USA, Inc.
7.000% due 02/01/2033		700	704

Wayfair LLC
7.250% due 10/31/2029		500	480
7.750% due 09/15/2030		700	678

WEPA Hygieneprodukte GmbH
2.875% due 12/15/2027	EUR	500	527

Western Digital Corp.
3.100% due 02/01/2032		$950	798

WEX, Inc.
6.500% due 03/15/2033		350	346

Williams Scotsman, Inc.
6.625% due 06/15/2029		400	405

Windstream Services LLC
8.250% due 10/01/2031		550	561

WR Grace Holdings LLC
5.625% due 08/15/2029		200	172

Wrangler Holdco Corp.
6.625% due 04/01/2032		575	586

Wynn Las Vegas LLC
5.250% due 05/15/2027		1,000	990

Wynn Resorts Finance LLC
5.125% due 10/01/2029		600	576
7.125% due 02/15/2031		300	311

Yinson Boronia Production BV
8.947% due 07/31/2042		619	654

Yum! Brands, Inc.
5.375% due 04/01/2032		325	317
6.875% due 11/15/2037		350	376

Zayo Group Holdings, Inc.
4.000% due 03/01/2027		250	228

ZF Finance GmbH
3.750% due 09/21/2028	EUR	300	304

ZF North America Capital, Inc.
6.875% due 04/14/2028		$350	344

Ziggo BV
4.875% due 01/15/2030		300	275

ZipRecruiter, Inc.
5.000% due 01/15/2030		600	528

			274,456

UTILITIES 3.9%

Aethon United BR LP
7.500% due 10/01/2029		575	585

Antero Midstream Partners LP
5.375% due 06/15/2029		350	342

Archrock Partners LP
6.625% due 09/01/2032		400	402

Blue Racer Midstream LLC
7.000% due 07/15/2029		550	563

Calpine Corp.
3.750% due 03/01/2031		400	365

Clearway Energy Operating LLC
3.750% due 02/15/2031		1,400	1,231

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	91

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ContourGlobal Power Holdings SA
5.000% due 02/28/2030	EUR	700	$751
6.750% due 02/28/2030		$525	528

CrownRock LP
5.000% due 05/01/2029		500	508

Cullinan Holdco Scsp
4.625% due 10/15/2026	EUR	200	198

Edison International
6.250% due 03/15/2030		$775	785

Electricite de France SA
5.000% due 01/22/2026 ~(g)	EUR	1,700	1,859
7.500% due 09/06/2028 •(g)		600	712
9.125% due 03/15/2033 •(g)		$500	564

EP Infrastructure AS
1.698% due 07/30/2026	EUR	500	530
2.045% due 10/09/2028		600	610

Eutelsat SA
9.750% due 04/13/2029		175	186

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250% due 01/31/2041		$199	197

FORESEA Holding SA
7.500% due 06/15/2030		900	870

Genesis Energy LP
7.875% due 05/15/2032		1,000	1,008

Hilcorp Energy LP
6.875% due 05/15/2034		375	353

Telecom Italia SpA
7.875% due 07/31/2028	EUR	100	121

Telefonica Europe BV
6.135% due 02/03/2030 •(g)		400	459

TerraForm Power Operating LLC
5.000% due 01/31/2028		$300	291

TransAlta Corp.
6.500% due 03/15/2040		100	94

Vistra Operations Co. LLC
4.375% due 05/01/2029		950	903

Vodafone Group PLC
5.125% due 06/04/2081 •		500	380
7.000% due 04/04/2079 •		950	980

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		1,200	1,256

			17,631

Total Corporate Bonds & Notes (Cost $349,557)			346,296

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

ams-OSRAM AG
2.125% due 11/03/2027	EUR	900	843

Total Convertible Bonds & Notes (Cost $827)			843

MUNICIPAL BONDS & NOTES 0.1%

ARIZONA 0.1%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029		$400	413

Total Municipal Bonds & Notes (Cost $400)			413

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 7.4%

U.S. Treasury Notes
3.875% due 09/30/2029 (k)(m)		$1,000	$997
4.000% due 02/28/2030		3,000	3,007
4.125% due 01/31/2027		11,000	11,039
4.375% due 12/31/2029		12,600	12,831
4.500% due 12/31/2031 (m)		5,000	5,126

Total U.S. Treasury Obligations (Cost $32,554)			33,000

SOVEREIGN ISSUES 6.3%

Canada Government Bond
3.500% due 09/01/2029	CAD	3,900	2,813

Republic of Germany
2.100% due 04/12/2029	EUR	16,025	17,248
2.500% due 10/11/2029		3,200	3,492
2.600% due 08/15/2034		925	992

Turkey Government International Bond
44.165% due 09/06/2028 ~	TRY	13,000	322

United Kingdom Gilt
4.250% due 07/31/2034	GBP	2,800	3,516

Total Sovereign Issues (Cost $28,078)			28,383

		SHARES
COMMON STOCKS 0.6%

COMMUNICATION SERVICES 0.0%

Clear Channel Outdoor Holdings, Inc. (d)		51,501	57

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV (d)		294,527	0

ENERGY 0.0%

New Fortress Energy, Inc. «(d)		12,427	97

FINANCIALS 0.2%

Intelsat Emergence SA «(i)		28,420	957

HEALTH CARE 0.3%

Amsurg Equity «(d)(i)		3,438	161

Healogics, Inc. «(d)		44,931	977

			1,138

INDUSTRIALS 0.1%

CHC Group LLC «(d)		3,887	0

Incora New Equity «(d)(i)		7,427	265

Spirit Aviation Holdings, Inc. «(d)		8,196	123

			388

Total Common Stocks (Cost $8,290)			2,637

	SHARES	MARKET VALUE (000S)
WARRANTS 0.0%

CONSUMER STAPLES 0.0%

Revlon Group Holdings LLC - Exp. 04/28/2028 «	3,087	$0

INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. - Exp. 03/11/2035 «	9,316	140

Total Warrants (Cost $315)		140

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

ADLER Group SA «(d)	173,624	0

Dresdner Funding Trust
8.151% due 06/30/2031	300,000	329

Total Preferred Securities (Cost $318)		329

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.2%

U.S. TREASURY BILLS 0.2%
4.307% due 04/17/2025 (e)(f)(m)	$678	677

Total Short-Term Instruments (Cost $677)		677

Total Investments in Securities (Cost $454,777)		446,565

	SHARES
INVESTMENTS IN AFFILIATES 0.6%

SHORT-TERM INSTRUMENTS 0.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%

PIMCO Short-Term Floating NAV Portfolio III	288,884	2,812

Total Short-Term Instruments (Cost $2,812)		2,812

Total Investments in Affiliates (Cost $2,812)		2,812

Total Investments 100.1% (Cost $457,589)		$449,377

Financial Derivative Instruments (j)(l) (0.6)% (Cost or Premiums, net $4,527)		(2,699)

Other Assets and Liabilities, net 0.5%		2,397

Net Assets 100.0%		$449,075

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

92	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$144	$161	0.04%
Incora New Equity	01/31/2025	361	265	0.06
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025	159	230	0.05
Intelsat Emergence SA	09/11/2013 - 02/23/2024	2,214	957	0.21

		$2,878	$1,613	0.36%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(1,641) at a weighted average interest rate of 2.449%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	12/20/2027	1.153%	$	800	$(6)	$86	$80	$0	$(1)
Calpine Corp.	5.000	Quarterly	12/20/2028	0.736		500	39	36	75	0	(1)
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.056	EUR	1,900	303	129	432	0	(7)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2027	1.219	$	500	50	(1)	49	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	1.369		550	45	16	61	0	(1)
Royal Caribbean Cruises Ltd.	5.000	Quarterly	06/20/2028	0.929		300	(7)	44	37	0	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	3.805	EUR	700	54	(16)	38	0	(6)

							$478	$294	$772	$0	$(17)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
Index/Tranches									Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$	45,700	$3,477	$(961)	$2,516	$12	$(1)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		11,900	618	15	633	8	0

						$4,095	$(946)	$3,149	$20	$(1)

Total Swap Agreements						$4,573	$(652)	$3,921	$20	$(18)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	93

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(5)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$20	$20	$0	$0	$(22)	$(22)

(k)

Securities with an aggregate market value of $741 and cash of $5,548 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	4,958		$33	$0	$0
	04/2025		$1,545	AUD	2,442	0	(19)
	04/2025		25	JPY	3,729	0	0
	05/2025	AUD	2,442		$1,545	19	0
	05/2025	CNH	1,459		199	0	(2)
	05/2025		$557	CNH	4,036	0	(1)
	05/2025		33	JPY	4,942	0	0
	06/2025	CNH	2,667		$365	0	(4)
	06/2025		$183	CNH	1,319	0	0
	07/2025	CNH	2,008		$279	1	0
	08/2025		2,009		279	0	(1)

BOA	05/2025		1,427		195	0	(2)
	05/2025	IDR	409,180		25	0	0
	05/2025		$33	INR	2,812	0	0
	06/2025	CNH	1,233		$170	0	(1)
	06/2025		$83	CNH	598	0	0
	08/2025	TWD	41		$1	0	0

BPS	04/2025	EUR	77,022		80,764	0	(2,520)
	04/2025	IDR	296,319		18	0	0
	04/2025	ILS	320		87	1	0
	04/2025	JPY	1,770		12	0	0
	04/2025	TWD	16,339		499	7	0
	04/2025		$211	INR	18,318	3	0
	04/2025		246	JPY	36,682	0	(2)
	04/2025		304	KRW	442,085	0	(4)
	04/2025		527	TWD	17,263	0	(7)
	04/2025	ZAR	2,365		$129	1	0
	05/2025	CNH	4,150		570	0	(2)
	05/2025	IDR	1,175,610		71	0	0
	05/2025		$295	INR	25,266	0	0
	05/2025		12	JPY	1,764	0	0
	06/2025	CNH	2,633		$360	0	(4)
	06/2025		$16	CNH	114	0	0
	06/2025		362	PLN	1,399	0	(1)

94	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025	TWD	9,255		$285	$5	$0
	08/2025		7,902		242	2	0

BRC	04/2025	EUR	3,125		3,396	17	0
	04/2025	INR	703		8	0	0
	04/2025		$785	IDR	12,848,632	0	(14)
	04/2025		437	TRY	16,843	1	(2)
	04/2025		149	ZAR	2,753	1	0
	05/2025		69	TRY	2,703	0	(2)
	06/2025	CNH	1,894		$263	1	0
	06/2025	TRY	14,893		377	19	0
	06/2025		$44	PLN	171	0	0
	06/2025		859	TRY	34,096	0	(43)

BSH	04/2025	AUD	2,442		$1,547	21	0
	04/2025	JPY	47,283		315	0	0
	05/2025		$315	JPY	47,124	0	0
	06/2025		229	PLN	883	0	(2)

CBK	04/2025	GBP	221		$286	0	0
	04/2025	IDR	788,249		47	0	0
	04/2025	ILS	817		224	4	0
	04/2025		$4,489	CAD	6,395	0	(45)
	04/2025		1,565	GBP	1,238	34	0
	04/2025		39	INR	3,347	0	0
	04/2025		22	KRW	32,181	0	0
	04/2025		1,160	TWD	38,016	0	(15)
	05/2025	CAD	6,385		$4,489	45	0
	05/2025	EUR	597		648	1	0
	05/2025	IDR	1,252,181		75	0	0
	06/2025	CNH	730		101	0	0
	06/2025	KRW	2,145,532		1,490	29	0
	06/2025		$70	CNH	507	0	0
	07/2025	TWD	15,780		$485	7	0
	08/2025		18,102		555	6	0

DUB	04/2025	CAD	1,410		982	2	0
	04/2025	ILS	824		227	5	0
	04/2025	JPY	25,800		175	3	0
	04/2025		$49	INR	4,210	0	0
	05/2025	IDR	174,675		$10	0	0
	06/2025	KRW	776,331		535	7	0

FAR	04/2025	CHF	1,433		1,607	0	(12)
	04/2025	ILS	739		204	5	0
	04/2025	JPY	33,828		225	0	(1)
	04/2025		$191	JPY	28,455	0	(1)
	05/2025		142	CNH	1,026	0	(1)
	05/2025		225	JPY	33,714	1	0
	06/2025		420	PLN	1,623	0	(2)
	07/2025	CNH	1,022		$142	1	0

GLM	04/2025	BRL	15,083		2,627	0	(16)
	04/2025	TWD	74,135		2,283	50	0
	04/2025		$2,630	BRL	15,083	13	0
	04/2025		651	IDR	10,662,475	0	(11)
	04/2025		30	KRW	43,851	0	0
	04/2025		11	TRY	414	0	0
	05/2025	CNH	1,387		$189	0	(2)
	05/2025	IDR	601,686		36	0	0
	06/2025		$212	CNH	1,534	1	0
	06/2025		389	PLN	1,502	0	(2)
	07/2025	TWD	1,415		$43	1	0

JPM	04/2025	ILS	1,059		290	5	0
	04/2025	JPY	10,424		69	0	0
	04/2025		$87,853	EUR	81,451	220	0
	04/2025		278	IDR	4,567,185	0	(4)
	04/2025		84	INR	7,243	1	0
	04/2025		205	JPY	30,537	0	(1)
	04/2025		22	KRW	32,167	0	0
	04/2025		457	TWD	14,987	0	(6)
	04/2025	ZAR	1,285		$70	0	0
	05/2025	CNH	1,483		203	0	(2)
	05/2025	EUR	81,451		87,996	0	(220)
	05/2025	IDR	437,696		26	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	95

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025		$522	CNH	3,786	$1	$(1)
	05/2025		69	JPY	10,389	0	0
	05/2025		174	TRY	7,610	19	0
	06/2025		13	CNH	93	0	0
	06/2025		344	PLN	1,335	0	(1)
	07/2025	CNH	1,936		$268	0	0
	07/2025	TWD	9,367		288	4	0
	08/2025	CNH	1,833		254	0	(1)
	08/2025	TWD	10,391		319	3	0

MBC	04/2025	EUR	1,825		1,940	4	(38)
	04/2025	GBP	277		358	1	0
	04/2025		$1,621	CHF	1,432	0	(2)
	04/2025		568	EUR	521	0	(5)
	04/2025		114	INR	9,917	2	0
	04/2025		275	TWD	9,021	0	(3)
	04/2025	ZAR	3,607		$198	1	0
	05/2025	CHF	1,426		1,620	2	0
	05/2025	CNH	1,447		199	0	(1)
	05/2025	IDR	241,389		14	0	0
	05/2025		$258	CNH	1,867	0	0
	06/2025	KRW	527,599		$367	7	0
	07/2025	CNH	928		129	0	0
	07/2025	TWD	4,587		141	2	0
	08/2025	CNH	2,378		331	1	(1)
	08/2025	TWD	4,380		134	1	0

MYI	04/2025	CAD	4,987		3,503	38	0
	04/2025	GBP	11,959		15,153	0	(295)
	04/2025		$60	TWD	1,956	0	(1)
	04/2025		431	ZAR	7,883	0	(2)
	05/2025	IDR	281,544		$17	0	0
	06/2025	CNH	501		69	0	0

NGF	06/2025	KRW	39,907		28	1	0

SCX	04/2025	BRL	15,150		2,592	0	(63)
	04/2025	GBP	391		505	0	0
	04/2025	JPY	2,731		18	0	0
	04/2025		$2,638	BRL	15,150	17	0
	04/2025		22	KRW	32,132	0	0
	04/2025		80	TWD	2,642	0	(1)
	05/2025	IDR	94,257		$6	0	0
	05/2025		$18	JPY	2,722	0	0
	06/2025	CNH	365		$50	0	0
	06/2025		$2,592	BRL	15,342	63	0
	08/2025	TWD	2,620		$80	1	0

SSB	04/2025		$15,014	GBP	11,610	0	(17)
	05/2025	GBP	11,610		$15,013	17	0

UAG	04/2025		$188	JPY	27,977	0	(2)
	04/2025		3	TRY	141	0	0
	08/2025		32		1,413	0	0

Total Forward Foreign Currency Contracts						$725	$(3,408)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
UAG	Put - OTC USD versus TRY	TRY 39.750	08/11/2025	200	$(6)	$(2)
	Call - OTC USD versus TRY	51.750	08/11/2025	200	(5)	(6)

Total Written Options					$(11)	$(8)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
GST	Eutelsat SA	5.000%	Quarterly	12/20/2025	5.000%	EUR	400	$(18)	$19	$1	$0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326	$	2,000	(17)	10	0	(7)

Total Swap Agreements								$(35)	$29	$1	$(7)

96	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$20	$0	$0	$20	$(27)	$0	$0	$(27)	$(7)	$0	$(7)
BOA	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
BPS	19	0	0	19	(2,540)	0	0	(2,540)	(2,521)	2,617	96
BRC	39	0	0	39	(61)	0	0	(61)	(22)	0	(22)
BSH	21	0	0	21	(2)	0	0	(2)	19	0	19
CBK	126	0	0	126	(60)	0	0	(60)	66	0	66
DUB	17	0	0	17	0	0	0	0	17	0	17
FAR	7	0	0	7	(17)	0	0	(17)	(10)	0	(10)
GLM	65	0	0	65	(31)	0	0	(31)	34	0	34
GST	0	0	1	1	0	0	(7)	(7)	(6)	0	(6)
JPM	253	0	0	253	(236)	0	0	(236)	17	0	17
MBC	21	0	0	21	(50)	0	0	(50)	(29)	0	(29)
MYI	38	0	0	38	(298)	0	0	(298)	(260)	281	21
NGF	1	0	0	1	0	0	0	0	1	0	1
SCX	81	0	0	81	(64)	0	0	(64)	17	0	17
SSB	17	0	0	17	(17)	0	0	(17)	0	0	0
UAG	0	0	0	0	(2)	(8)	0	(10)	(10)	0	(10)

Total Over the Counter	$725	$0	$1	$726	$(3,408)	$(8)	$(7)	$(3,423)

(m)

Securities with an aggregate market value of $2,898 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$20	$0	$0	$0	$20

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$725	$0	$725
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$725	$0	$726

	$0	$21	$0	$725	$0	$746

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	97

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$22	$0	$0	$0	$22

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,408	$0	$3,408
Written Options	0	0	0	8	0	8
Swap Agreements	0	7	0	0	0	7

	$0	$7	$0	$3,416	$0	$3,423

	$0	$29	$0	$3,416	$0	$3,445

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$3,507	$0	$0	$(5)	$3,502

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,499	$0	$4,499
Swap Agreements	0	104	0	0	0	104

	$0	$104	$0	$4,499	$0	$4,603

	$0	$3,611	$0	$4,499	$(5)	$8,105

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(2,330)	$0	$0	$0	$(2,330)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,187)	$0	$(3,187)
Written Options	0	0	0	3	0	3
Swap Agreements	0	28	0	0	0	28

	$0	$28	$0	$(3,184)	$0	$(3,156)

	$0	$(2,302)	$0	$(3,184)	$0	$(5,486)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$26,710	$7,137	$33,847
Corporate Bonds & Notes
Banking & Finance	0	54,209	0	54,209
Industrials	0	272,959	1,497	274,456
Utilities	0	17,631	0	17,631
Convertible Bonds & Notes
Industrials	0	843	0	843
Municipal Bonds & Notes
Arizona	0	413	0	413
U.S. Treasury Obligations	0	33,000	0	33,000
Sovereign Issues	0	28,383	0	28,383
Common Stocks
Communication Services	57	0	0	57
Energy	0	0	97	97
Financials	0	0	957	957
Health Care	0	0	1,138	1,138
Industrials	0	0	388	388
Warrants
Industrials	0	0	140	140
Preferred Securities
Banking & Finance	0	329	0	329
Short-Term Instruments
U.S. Treasury Bills	0	677	0	677

	$57	$435,154	$11,354	$446,565

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,812	$0	$0	$2,812

Total Investments	$2,869	$435,154	$11,354	$449,377

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	20	0	20
Over the counter	0	726	0	726

	$0	$746	$0	$746

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(18)	0	(18)
Over the counter	0	(3,423)	0	(3,423)

	$0	$(3,441)	$0	$(3,441)

Total Financial Derivative Instruments	$0	$(2,695)	$0	$(2,695)

Totals	$2,869	$432,459	$11,354	$446,682

98	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$3,617	$5,703	$(2,292)	$7	$0	$102	$0	$0	$7,137	$110
Corporate Bonds & Notes
Industrials	29	619	0	0	0	71	778	0	1,497	71
Common Stocks
Communication Services	17	0	(10)	0	(212)	205	0	0	0	0
Energy	0	0	0	0	0	97	0	0	97	97
Financials	780	0	0	0	0	177	0	0	957	178
Health Care	2,364	0	0	0	0	(1,226)	0	0	1,138	(1,226)
Industrials	0	483	0	0	0	(95)	0	0	388	(94)
Warrants
Industrials	0	115	0	0	0	25	0	0	140	25

Totals	$6,807	$6,920	$(2,302)	$7	$(212)	$(644)	$778	$0	$11,354	$(839)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs			(% Unless Noted Otherwise)
						Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$102	Comparable Companies	EBITDA Multiple	X		14.000	—
	852	Discounted Cash Flow	Discount Rate			7.571	—
	1,459	Indicative Market Quotation	Broker Quote			74.500 - 100.500	93.876
	1,766	Recent Transaction	Purchase Price			98.500 - 99.000	98.749
	2,958	Third Party Vendor	Broker Quote			96.250 - 101.500	99.851
Corporate Bonds & Notes
Industrials	444	Comparable Companies / Discounted Cash Flow	Revenue Multiple/ Discount Rate	X/	%	0.900/10.000
	29	Expected Recovery	Price			1.630	—
	778	Indicative Market Quotation	Broker Quote			60.000 - 82.000	69.275
	246	Proxy Pricing	Base Price			98.000	—
Common Stocks
Energy	97	Reference Instrument	Stock Price w/ Liquidity Discount			6.000	—
Financials	957	Comparable Companies	EBITDA Multiple			4.660	—
Health Care	1,138	Comparable Companies	EBITDA Multiple	X		9.500 - 14.000	10.136
Industrials	265	Comparable Companies / Discounted Cash Flow	Revenue Multiple/ Discount Rate	X/	%	0.900/10.000
	123	Indicative Market Quotation	Broker Quote			15.000	—
Warrants
Industrials	140	Indicative Market Quotation	Broker Quote			15.000	—

Total	$11,354

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	99

Schedule of Investments	PIMCO Long-Term Credit Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%

Altice France SA
8.285% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	1,503	$1,461

American Airlines, Inc.
9.305% due 04/20/2028		$293	299

Avolon TLB Borrower 1 U.S. LLC
6.072% due 06/24/2030		2,701	2,701

Belron Finance U.S. LLC
7.052% due 10/16/2031 ~		1,791	1,790

Carnival Corp.
6.325% due 08/08/2027		1,336	1,335

Databricks, Inc.
TBD% due 01/03/2031 «µ		322	325
TBD% due 01/03/2031 «		1,456	1,467

Delos Aircraft DAC
6.049% due 10/31/2027 ~		3,600	3,608

GBT U.S. LLC
6.802% due 07/28/2031		798	795

GFL Environmental, Inc.
6.819% due 02/04/2032		1,600	1,588

INEOS U.S. Finance LLC
7.325% due 02/07/2031		997	956

Jane Street Group LLC
6.313% due 12/15/2031 ~		1,496	1,480

JetBlue Airways Corp.
9.055% due 08/27/2029		3,980	3,866

Kaseya, Inc.
TBD% due 03/22/2032		2,000	1,996

Oi SA
1.000% due 12/30/2050 «		118	1
4.890% due 12/30/2050 «		1,362	14

Pantheon Senior Debt III (PSD III)
1.000% due 03/26/2026 «		1,100	1,100

Project Alpha Investindustrial
4.594% (EUR001M + 2.100%) due 02/27/2026 «~(m)	EUR	756	817

Project Hudson II
7.730% due 05/29/2026 «		$1,600	1,622

Proofpoint, Inc.
7.325% due 08/31/2028 ~		199	199

Republic of Panama
4.103% (EUR006M + 1.750%) due 03/07/2027 «~	EUR	12,000	12,950

Setanta Aircraft Leasing DAC
6.049% due 11/05/2028		$2,250	2,261

SkyMiles IP Ltd.
8.043% due 10/20/2027		1,855	1,876

Station Casinos LLC
6.325% due 03/14/2031		1,584	1,578

Stonepeak Nile Parent LLC
TBD% due 02/04/2032		1,300	1,297

Vistra Zero Operating Co. LLC
6.325% due 04/30/2031 ~		995	963

Westmoreland Coal Co.
8.000% due 03/15/2029 «		973	365

Total Loan Participations and Assignments (Cost $50,746)			48,710

CORPORATE BONDS & NOTES 72.7%

BANKING & FINANCE 26.0%

ABN AMRO Bank NV
6.375% due 09/22/2034 ~(j)(k)	EUR	4,600	5,008

Agree LP
4.800% due 10/01/2032		$700	684

Aircastle Ltd.
5.950% due 02/15/2029		1,400	1,440

Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051		1,500	925

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.375% due 08/15/2031		$2,200	$2,007
5.500% due 10/01/2035		1,800	1,809

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«(d)(k)		1,200	72

Ally Financial, Inc.
6.992% due 06/13/2029 •		2,100	2,191
8.000% due 11/01/2031		2,250	2,508

American Assets Trust LP
6.150% due 10/01/2034		3,500	3,502

American Financial Group, Inc.
4.500% due 06/15/2047		7,700	6,399

American Homes 4 Rent LP
3.375% due 07/15/2051		2,000	1,326
3.625% due 04/15/2032		3,700	3,361

American Tower Corp.
1.875% due 10/15/2030		1,300	1,113
2.950% due 01/15/2051		8,300	5,246
3.100% due 06/15/2050		10,900	7,129
3.700% due 10/15/2049		10,000	7,285
4.050% due 03/15/2032		7,800	7,367
5.550% due 07/15/2033		4,000	4,090

Antares Holdings LP
3.750% due 07/15/2027		3,750	3,585
6.350% due 10/23/2029		1,600	1,602
7.950% due 08/11/2028		1,600	1,690

Aon North America, Inc.
5.750% due 03/01/2054		3,100	3,060

Apollo Debt Solutions BDC
6.700% due 07/29/2031		2,500	2,581
6.900% due 04/13/2029		2,000	2,076

Arch Capital Finance LLC
5.031% due 12/15/2046		500	455

Arch Capital Group Ltd.
3.635% due 06/30/2050		2,465	1,793

Ares Capital Corp.
5.950% due 07/15/2029		1,600	1,627

Ares Finance Co. LLC
3.250% due 06/15/2030		1,100	1,026
3.650% due 02/01/2052		1,900	1,358

Ares Management Corp.
5.600% due 10/11/2054		2,000	1,861

Ares Strategic Income Fund
5.600% due 02/15/2030		200	197
5.700% due 03/15/2028		1,600	1,600
6.200% due 03/21/2032		2,500	2,487

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,950	1,775
3.600% due 09/15/2051		1,200	829

Athene Global Funding
5.322% due 11/13/2031		1,500	1,502
5.526% due 07/11/2031		3,350	3,400

Athene Holding Ltd.
6.250% due 04/01/2054		1,200	1,203

AvalonBay Communities, Inc.
5.350% due 06/01/2034		500	507

Aviation Capital Group LLC
4.875% due 10/01/2025		4,500	4,499
6.750% due 10/25/2028		4,097	4,327

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,000	936
5.375% due 05/30/2030		1,300	1,302

AXIS Specialty Finance LLC
3.900% due 07/15/2029		3,000	2,888

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	2,120	2,271
2.625% due 04/28/2025		1,000	1,081

Banco Bilbao Vizcaya Argentaria SA
7.750% due 01/14/2032 •(j)(k)		$2,300	2,257
7.883% due 11/15/2034 •		1,800	2,026
8.375% due 06/21/2028 ~(j)(k)	EUR	2,000	2,382

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027		$200	198

Banco Santander SA
9.625% due 11/21/2028 •(j)(k)		1,000	1,100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of America Corp.
2.572% due 10/20/2032 •		$6,000	$5,179
2.676% due 06/19/2041 •		19,400	13,771
2.972% due 07/21/2052 •		800	514
3.311% due 04/22/2042 •		12,200	9,281
4.083% due 03/20/2051 •		300	236
5.202% due 04/25/2029 •		6,600	6,707
5.468% due 01/23/2035 •		6,800	6,902
5.511% due 01/24/2036 ~		1,700	1,731
5.872% due 09/15/2034 •		6,300	6,577

Bank of America NA
6.000% due 10/15/2036		1,200	1,261

Barclays PLC
5.335% due 09/10/2035 •		1,000	976
5.851% due 03/21/2035 ~	GBP	5,100	6,495
6.036% due 03/12/2055 •		$200	202
6.224% due 05/09/2034 •		4,400	4,586
6.375% due 12/15/2025 ~(j)(k)	GBP	1,600	2,069
9.250% due 09/15/2028 ~(j)(k)		1,000	1,369

BBVA Bancomer SA
5.875% due 09/13/2034 •(k)		$1,000	963
8.450% due 06/29/2038 •(k)		1,300	1,360

BGC Group, Inc.
4.375% due 12/15/2025		600	598
6.150% due 04/02/2030 (b)		2,600	2,590
6.600% due 06/10/2029		500	514
8.000% due 05/25/2028		2,100	2,243

Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		350	214
3.200% due 01/30/2052		10,000	6,594
3.500% due 09/10/2049		2,500	1,748

Blackstone Secured Lending Fund
2.850% due 09/30/2028		3,000	2,750

Blue Owl Finance LLC
4.375% due 02/15/2032		3,700	3,472

BNP Paribas SA
3.132% due 01/20/2033 •		3,200	2,790
5.738% due 02/20/2035 •(n)		3,200	3,274
7.375% due 09/10/2034 •(j)(k)		6,400	6,415
8.500% due 08/14/2028 •(j)(k)		4,200	4,403

BPCE SA
5.716% due 01/18/2030 •		1,600	1,632
6.293% due 01/14/2036 ~		1,100	1,138
7.003% due 10/19/2034 •		4,800	5,230

Brixmor Operating Partnership LP
4.125% due 05/15/2029		1,200	1,165

Brookfield Capital Finance LLC
6.087% due 06/14/2033		1,200	1,261

Brookfield Finance LLC
3.450% due 04/15/2050		2,000	1,358

Brookfield Finance, Inc.
3.500% due 03/30/2051		8,700	5,997
3.625% due 02/15/2052		1,900	1,330
5.968% due 03/04/2054		7,075	7,125

CaixaBank SA
3.625% due 09/14/2028 ~(j)(k)	EUR	1,400	1,393

Cantor Fitzgerald LP
7.200% due 12/12/2028		$4,400	4,644

Carlyle Finance LLC
5.650% due 09/15/2048		3,100	3,010

CBRE Services, Inc.
5.950% due 08/15/2034		3,100	3,243

CI Financial Corp.
4.100% due 06/15/2051		1,200	863
7.500% due 05/30/2029		3,200	3,357

Citadel Finance LLC
5.900% due 02/10/2030		2,200	2,192

Citadel LP
6.375% due 01/23/2032		1,000	1,027

Citigroup, Inc.
3.057% due 01/25/2033 •		2,500	2,192
5.449% due 06/11/2035 •		3,300	3,320

Commonwealth Bank of Australia
3.784% due 03/14/2032 (k)		1,800	1,633

100	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Constellation Insurance, Inc.
6.800% due 01/24/2030		$3,000	$2,966

Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		1,000	917
4.375% due 06/29/2027 ~(j)(k)	EUR	1,600	1,712
4.625% due 12/29/2025 ~(j)(k)		4,600	4,998

Corebridge Financial, Inc.
6.375% due 09/15/2054 •		$4,000	3,984

CoStar Group, Inc.
2.800% due 07/15/2030		800	713

Credit Acceptance Corp.
9.250% due 12/15/2028		1,500	1,590

Credit Agricole SA
5.862% due 01/09/2036 •		3,000	3,071
7.250% due 09/23/2028 ~(j)(k)	EUR	4,900	5,625

Credit Suisse AG AT1 Claim		$9,666	1,160

Crown Castle, Inc.
2.100% due 04/01/2031		5,800	4,880
5.200% due 09/01/2034		6,300	6,169

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 ~(j)		1,600	1,609

Deutsche Bank AG
3.729% due 01/14/2032 •		2,900	2,609
3.742% due 01/07/2033 •		1,000	879
5.403% due 09/11/2035 •		1,500	1,463

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		4,600	4,000

EPR Properties
3.750% due 08/15/2029		2,450	2,298
4.500% due 06/01/2027		1,167	1,152

Equinix, Inc.
3.000% due 07/15/2050		3,200	2,021
3.400% due 02/15/2052		2,500	1,698

Equitable Holdings, Inc.
5.594% due 01/11/2033		1,000	1,029
6.700% due 03/28/2055 ~		800	796

ERP Operating LP
4.650% due 09/15/2034		1,600	1,534

Erste Group Bank AG
4.250% due 10/15/2027 ~(j)(k)	EUR	1,200	1,263

Essex Portfolio LP
5.375% due 04/01/2035		$900	902
5.500% due 04/01/2034		1,200	1,212

Fairfax Financial Holdings Ltd.
6.000% due 12/07/2033		2,700	2,815
6.100% due 03/15/2055		3,500	3,448
6.350% due 03/22/2054		1,000	1,020

Farmers Insurance Exchange
4.747% due 11/01/2057 •		5,000	4,067

Fidelity National Financial, Inc.
3.200% due 09/17/2051		8,100	4,979

First American Financial Corp.
5.450% due 09/30/2034		1,800	1,763

FMR LLC
6.450% due 11/15/2039		4,500	5,071

Fortress Transportation & Infrastructure Investors LLC
7.875% due 12/01/2030		1,200	1,257

Franklin Resources, Inc.
2.950% due 08/12/2051		900	572

Freedom Mortgage Corp.
12.000% due 10/01/2028		1,500	1,612

Freedom Mortgage Holdings LLC
9.125% due 05/15/2031		1,300	1,310
9.250% due 02/01/2029		600	610

FS KKR Capital Corp.
3.125% due 10/12/2028		2,700	2,458
6.125% due 01/15/2030		1,900	1,891
7.875% due 01/15/2029		1,000	1,060

GA Global Funding Trust
5.200% due 12/09/2031		650	647
5.500% due 01/08/2029		3,700	3,776
5.900% due 01/13/2035		1,500	1,522

GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,000	4,909

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GGAM Finance Ltd.
8.000% due 02/15/2027		$1,400	$1,435

Global Atlantic Fin Co.
6.750% due 03/15/2054		2,000	2,032

GLP Capital LP
4.000% due 01/15/2030		5,000	4,730
5.625% due 09/15/2034		3,500	3,445
6.250% due 09/15/2054		1,500	1,475

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		8,700	7,599
4.017% due 10/31/2038 •		5,100	4,383
5.016% due 10/23/2035 •		7,900	7,684
5.330% due 07/23/2035 •		4,000	3,982

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		2,000	1,947

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		3,600	3,287

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,700	3,596

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		2,000	1,978

Healthpeak OP LLC
5.375% due 02/15/2035		2,000	1,994

Highwoods Realty LP
3.050% due 02/15/2030		2,600	2,323

Host Hotels & Resorts LP
4.500% due 02/01/2026		1,900	1,893

HPS Corporate Lending Fund
5.950% due 04/14/2032		3,200	3,158

HSBC Holdings PLC
2.848% due 06/04/2031 •		5,200	4,673
5.875% due 09/28/2026 ~(j)(k)	GBP	5,178	6,655

Hudson Pacific Properties LP
4.650% due 04/01/2029		$900	682
5.950% due 02/15/2028		800	696

ING Groep NV
5.550% due 03/19/2035 •		5,000	5,044

Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		1,750	1,408
7.750% due 01/11/2027 ~(j)(k)	EUR	4,610	5,264
7.778% due 06/20/2054 •		$1,700	1,890
7.800% due 11/28/2053		3,000	3,475

Invitation Homes Operating Partnership LP
2.700% due 01/15/2034		3,500	2,852
4.875% due 02/01/2035		600	574

Itau Unibanco Holding SA
6.000% due 02/27/2030		6,400	6,541

JAB Holdings BV
2.200% due 11/23/2030		585	499
3.750% due 05/28/2051		750	500
4.500% due 04/08/2052		2,100	1,616

Jefferies Financial Group, Inc.
6.500% due 01/20/2043		2,100	2,141

JPMorgan Chase & Co.
3.109% due 04/22/2051 •		6,300	4,200
3.328% due 04/22/2052 •		18,400	12,793
5.294% due 07/22/2035 •		3,000	3,013
5.350% due 06/01/2034 •		7,100	7,219
5.502% due 01/24/2036 ~		6,500	6,643
6.254% due 10/23/2034 •		3,200	3,438
8.750% due 09/01/2030		275	324

KBC Group NV
8.000% due 09/05/2028 ~(j)(k)	EUR	1,000	1,179

Kilroy Realty LP
2.500% due 11/15/2032		$3,400	2,697
2.650% due 11/15/2033		1,000	779
6.250% due 01/15/2036		1,600	1,587

Kimco Realty OP LLC
4.850% due 03/01/2035		1,100	1,059

KKR Group Finance Co. LLC
3.500% due 08/25/2050		4,700	3,223
4.850% due 05/17/2032		7,500	7,381

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lazard Group LLC
4.375% due 03/11/2029		$209	$206
6.000% due 03/15/2031		900	936

Legg Mason, Inc.
5.625% due 01/15/2044		1,400	1,375

Liberty Mutual Group, Inc.
3.951% due 10/15/2050		900	660

Lloyds Bank PLC
0.000% due 04/02/2032 þ		1,000	700

Lloyds Banking Group PLC
5.590% due 11/26/2035 •		1,000	1,005
5.679% due 01/05/2035 •		6,100	6,173
7.875% due 06/27/2029 ~(j)(k)	GBP	200	264
8.500% due 09/27/2027 ~(j)(k)		1,000	1,335

Marsh & McLennan Cos., Inc.
2.900% due 12/15/2051		$1,300	817
4.350% due 01/30/2047		200	169
5.400% due 03/15/2055		7,900	7,633

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		2,500	2,218
5.672% due 12/01/2052		2,000	1,975

Meiji Yasuda Life Insurance Co.
6.100% due 06/11/2055 ~		3,300	3,297

Mercury General Corp.
4.400% due 03/15/2027		610	600

MetLife, Inc.
5.000% due 07/15/2052		500	455

Mitsubishi UFJ Financial Group, Inc.
5.133% due 07/20/2033 •		5,200	5,213

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		3,200	2,798
2.869% due 09/13/2030 •		2,500	2,307

Morgan Stanley
0.000% due 04/02/2032 þ(m)		11,300	7,584
2.943% due 01/21/2033 •		4,800	4,212
4.889% due 07/20/2033 •		800	788
5.320% due 07/19/2035 •		5,000	5,003
5.587% due 01/18/2036 ~		2,100	2,145
5.831% due 04/19/2035 •		1,600	1,659

Morgan Stanley Direct Lending Fund
6.150% due 05/17/2029		1,600	1,618

Mutual of Omaha Cos. Global Funding
5.450% due 12/12/2028		1,500	1,541

Nasdaq, Inc.
2.500% due 12/21/2040		1,600	1,094
6.100% due 06/28/2063		800	814

Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,287

NatWest Group PLC
4.445% due 05/08/2030 •		4,100	4,021
4.600% due 06/28/2031 •(j)(k)		1,300	1,103
5.076% due 01/27/2030 •		4,100	4,127
5.125% due 05/12/2027 ~(j)(k)	GBP	2,500	3,110

Neuberger Berman Group LLC
4.500% due 03/15/2027		$400	398
4.875% due 04/15/2045		2,700	2,314

New Immo Holding SA
2.750% due 11/26/2026	EUR	2,200	2,321

New Mountain Finance Corp.
6.200% due 10/15/2027		$1,800	1,816

Newmark Group, Inc.
7.500% due 01/12/2029		3,000	3,149

Nippon Life Insurance Co.
6.250% due 09/13/2053 •		4,500	4,680

NLG Global Funding
5.400% due 01/23/2030		2,000	2,037

Nomura Holdings, Inc.
5.594% due 07/02/2027		1,700	1,733
5.605% due 07/06/2029		6,500	6,681

Nordea Bank Abp
3.750% due 03/01/2029 •(j)(k)		400	356

Oaktree Specialty Lending Corp.
6.340% due 02/27/2030		700	697

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	101

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oaktree Strategic Credit Fund
6.500% due 07/23/2029	$1,100	$1,124

Omega Healthcare Investors, Inc.
4.750% due 01/15/2028	4,100	4,092

OneMain Finance Corp.
7.875% due 03/15/2030	2,500	2,593

Pacific Life Insurance Co.
9.250% due 06/15/2039	8,800	11,924

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (g)	2,400	1,693

Park Intermediate Holdings LLC
4.875% due 05/15/2029	1,150	1,074

Penn Mutual Life Insurance Co.
7.625% due 06/15/2040	1,000	1,134

Phillips Edison Grocery Center Operating Partnership LP
5.750% due 07/15/2034	1,600	1,614

Piedmont Operating Partnership LP
6.875% due 07/15/2029	3,190	3,315

Pine Street Trust
6.223% due 05/15/2054	5,000	5,126

Progressive Corp.
4.125% due 04/15/2047	500	409

Prologis LP
5.250% due 03/15/2054	3,600	3,418

Protective Life Global Funding
5.432% due 01/14/2032	3,500	3,594

Realty Income Corp.
3.200% due 02/15/2031	4,300	3,937

Regency Centers LP
4.400% due 02/01/2047	1,100	919
4.650% due 03/15/2049	500	431

Rexford Industrial Realty LP
2.125% due 12/01/2030	1,800	1,547
2.150% due 09/01/2031	1,500	1,255

RGA Global Funding
5.250% due 01/09/2030	1,800	1,833
5.500% due 01/11/2031	2,900	2,984

Sabra Health Care LP
5.125% due 08/15/2026	800	799

Safehold GL Holdings LLC
5.650% due 01/15/2035	1,000	996

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	1,700	1,497
5.694% due 04/15/2031 ~	3,000	3,063

SBA Tower Trust
2.328% due 07/15/2052	200	186

Selective Insurance Group, Inc.
5.375% due 03/01/2049	1,700	1,560

Sixth Street Lending Partners
5.750% due 01/15/2030	1,800	1,784
6.125% due 07/15/2030	1,400	1,410

SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028	1,900	1,760

Stifel Financial Corp.
4.000% due 05/15/2030	1,100	1,053

Store Capital LLC
2.750% due 11/18/2030	1,400	1,229
5.400% due 04/30/2030	800	802

Strategic Credit Opportunities Partners
6.520% due 03/20/2028 «(m)	900	909
6.740% due 03/20/2030 «(m)	1,000	1,017

Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034	3,500	3,593
5.632% due 01/15/2035	1,000	1,027

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (c)	161	18

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (c)	161	19

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (c)		$323	$39

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (c)		486	56

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (c)		487	59

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (c)		229	28

Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		400	325
6.850% due 12/16/2039		371	421

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	694	850
5.661% due 10/13/2041		46	57
5.744% due 04/13/2040		87	111

Travelers Cos., Inc.
4.050% due 03/07/2048		$1,000	807

Trust Fibra Uno
6.390% due 01/15/2050		900	726
6.950% due 01/30/2044		5,300	4,620
7.375% due 02/13/2034		1,000	1,006

UBS Group AG
3.179% due 02/11/2043 •		1,400	1,022
4.194% due 04/01/2031 •		600	579
4.875% due 02/12/2027 •(j)(k)		4,800	4,668
5.379% due 09/06/2045 •		1,000	956
5.959% due 01/12/2034 •		6,200	6,453
6.442% due 08/11/2028 •		10,650	11,049
6.537% due 08/12/2033 •		8,700	9,325
6.850% due 09/10/2029 •(j)(k)		3,500	3,488
7.125% due 08/10/2034 ~(j)(k)		3,000	2,958
9.250% due 11/13/2028 •(j)(k)		1,600	1,742
9.250% due 11/13/2033 •(j)(k)		400	457

UDR, Inc.
5.125% due 09/01/2034		1,500	1,474

UniCredit SpA
7.296% due 04/02/2034 •		1,400	1,478
7.500% due 06/03/2026 ~(j)(k)	EUR	2,000	2,239

Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 ^(c)(d)		$1,445	28

Unum Group
4.500% due 12/15/2049		3,100	2,482

VICI Properties LP
3.875% due 02/15/2029		2,800	2,677
4.500% due 01/15/2028		400	395
4.750% due 04/01/2028 (b)		1,300	1,303
5.625% due 04/01/2035 (b)		1,000	995
5.625% due 05/15/2052		2,000	1,826

Voya Financial, Inc.
4.700% due 01/23/2048 •		500	474
5.000% due 09/20/2034		600	578
5.700% due 07/15/2043		630	609

Wells Fargo & Co.
3.350% due 03/02/2033 •		6,600	5,924
4.611% due 04/25/2053 •		11,300	9,596
5.211% due 12/03/2035 •		300	298
5.499% due 01/23/2035 •		5,000	5,070
5.557% due 07/25/2034 •		19,000	19,340
6.491% due 10/23/2034 •		2,200	2,374

Welltower OP LLC
4.950% due 09/01/2048		2,950	2,689
5.125% due 03/15/2043		800	744
6.500% due 03/15/2041		925	1,002

Weyerhaeuser Co.
7.375% due 03/15/2032		681	765

Willis North America, Inc.
3.875% due 09/15/2049		725	533
5.350% due 05/15/2033		1,500	1,513

			853,230

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 29.7%

7-Eleven, Inc.
2.800% due 02/10/2051		$1,000	$587

AbbVie, Inc.
4.250% due 11/21/2049		21,000	17,411
4.400% due 11/06/2042		2,970	2,624
4.450% due 05/14/2046		7,000	6,087
4.700% due 05/14/2045		900	813
4.750% due 03/15/2045		3,000	2,734
4.850% due 06/15/2044		3,300	3,065
5.600% due 03/15/2055		4,100	4,152

Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047		1,400	1,257

Acushnet Co.
7.375% due 10/15/2028		300	311

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030		1,570	1,344

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036		653	541

Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054		2,000	1,827

Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,268	1,190

Aker BP ASA
5.800% due 10/01/2054		4,000	3,651

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		1,295	1,291

Alcon Finance Corp.
3.800% due 09/23/2049		2,200	1,645

Altice France SA
3.375% due 01/15/2028	EUR	2,200	1,896

Amazon.com, Inc.
2.700% due 06/03/2060		$6,400	3,725
4.100% due 04/13/2062		1,200	952

American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,826	1,741
3.375% due 11/01/2028		2,623	2,545
3.575% due 07/15/2029		596	577
3.650% due 02/15/2029		2,488	2,402
4.000% due 01/15/2027		261	259

Amgen, Inc.
3.375% due 02/21/2050		10,700	7,495
4.563% due 06/15/2048		2,610	2,200
4.663% due 06/15/2051		5,053	4,320
4.875% due 03/01/2053		5,400	4,719
5.650% due 03/02/2053		6,000	5,890
5.750% due 03/02/2063		4,800	4,681

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		600	555

Anheuser-Busch Cos. LLC
4.700% due 02/01/2036		10,000	9,649
4.900% due 02/01/2046		3,148	2,905

Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048		4,100	3,505
4.950% due 01/15/2042		5,600	5,281

Ashtead Capital, Inc.
5.800% due 04/15/2034		1,600	1,610

Bacardi Ltd.
5.300% due 05/15/2048		3,600	3,170

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050		300	217

Bayer U.S. Finance LLC
4.375% due 12/15/2028		500	487
4.400% due 07/15/2044		6,000	4,582
4.625% due 06/25/2038		2,600	2,246
4.875% due 06/25/2048		3,400	2,722
6.875% due 11/21/2053		2,300	2,380

Becton Dickinson & Co.
5.110% due 02/08/2034		3,600	3,599

Berry Global, Inc.
5.650% due 01/15/2034		2,000	2,030

BMW U.S. Capital LLC
5.281% due 03/21/2028 ~		5,000	4,996

102	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boeing Co.
3.625% due 02/01/2031	$7,900	$7,329
3.650% due 03/01/2047	700	486
5.705% due 05/01/2040	6,400	6,225
5.805% due 05/01/2050	11,600	11,054
5.930% due 05/01/2060	9,260	8,720
6.528% due 05/01/2034	400	429

Bon Secours Mercy Health, Inc.
3.205% due 06/01/2050	1,500	1,032

Booz Allen Hamilton, Inc.
5.950% due 04/15/2035	1,500	1,500

BP Capital Markets America, Inc.
3.060% due 06/17/2041	800	588

Bristol-Myers Squibb Co.
3.700% due 03/15/2052	1,200	886
4.250% due 10/26/2049	630	516
5.650% due 02/22/2064	5,200	5,099

British Airways Pass-Through Trust
3.300% due 06/15/2034	2,751	2,568
4.125% due 03/20/2033	1,665	1,584

Broadcom, Inc.
2.600% due 02/15/2033	2,000	1,686
3.137% due 11/15/2035	1,728	1,433
3.187% due 11/15/2036	1,611	1,323
3.419% due 04/15/2033	7,649	6,813
3.469% due 04/15/2034	5,300	4,667
3.500% due 02/15/2041	5,300	4,153
4.926% due 05/15/2037	5,843	5,620

Burlington Northern Santa Fe LLC
5.200% due 04/15/2054	12,798	12,194

Cameron LNG LLC
3.701% due 01/15/2039	2,600	2,173

Canadian Pacific Railway Co.
3.100% due 12/02/2051	1,500	977
3.500% due 05/01/2050	4,234	2,991
6.125% due 09/15/2115	6,470	6,567

Capstone Copper Corp.
6.750% due 03/31/2033	1,000	997

Carnival Corp.
5.750% due 03/15/2030	1,200	1,196
7.000% due 08/15/2029	900	942

CDW LLC
3.569% due 12/01/2031	1,900	1,719
5.550% due 08/22/2034	1,000	990

Cellnex Finance Co. SA
3.875% due 07/07/2041	600	470

Centene Corp.
2.500% due 03/01/2031	1,700	1,435
4.625% due 12/15/2029	1,900	1,822

CF Industries, Inc.
5.150% due 03/15/2034	3,200	3,111
5.375% due 03/15/2044	1,800	1,649

Charter Communications Operating LLC
3.500% due 06/01/2041	2,500	1,733
3.700% due 04/01/2051	11,000	6,942
3.850% due 04/01/2061	9,600	5,835
3.900% due 06/01/2052	3,400	2,200
3.950% due 06/30/2062	1,700	1,045
4.400% due 12/01/2061	2,374	1,578
4.800% due 03/01/2050	4,900	3,697
5.375% due 05/01/2047	5,100	4,229

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	1,300	1,041
3.700% due 11/15/2029	6,500	6,210

Cheniere Energy Partners LP
3.250% due 01/31/2032	2,100	1,849
5.750% due 08/15/2034	2,900	2,942

Cheniere Energy, Inc.
5.650% due 04/15/2034	2,000	2,024

Choice Hotels International, Inc.
5.850% due 08/01/2034	800	802

Chord Energy Corp.
6.750% due 03/15/2033	300	299

Cigna Group
5.600% due 02/15/2054	1,500	1,429

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cleveland Clinic Foundation
4.858% due 01/01/2114		$45	$39

Comcast Corp.
2.937% due 11/01/2056		12,149	7,144
5.500% due 05/15/2064		3,800	3,572

Constellation Brands, Inc.
4.500% due 05/09/2047		1,200	984
5.250% due 11/15/2048		3,500	3,207

Constellation Pharmaceutical
5.550% due 07/01/2033 «(m)		1,300	1,302

CRH America Finance, Inc.
4.500% due 04/04/2048		3,800	3,199

CSL Finanace PLC Co.
4.625% due 04/27/2042		900	804

CVS Health Corp.
5.300% due 12/05/2043		6,700	6,036
5.625% due 02/21/2053		6,500	5,947

CVS Pass-Through Trust
7.507% due 01/10/2032		8,918	9,507
8.353% due 07/10/2031		192	209

Daimler Truck Finance North America LLC
2.500% due 12/14/2031		1,200	1,022

Dell International LLC
3.450% due 12/15/2051		2,385	1,613

Delta Air Lines, Inc.
4.750% due 10/20/2028		2,600	2,590

Diamondback Energy, Inc.
5.550% due 04/01/2035		1,400	1,406
5.750% due 04/18/2054		4,100	3,869

DT Midstream, Inc.
4.300% due 04/15/2032		2,900	2,700

Ecopetrol SA
7.375% due 09/18/2043 (n)		3,750	3,216

Elevance Health, Inc.
4.550% due 03/01/2048		1,400	1,173
4.650% due 01/15/2043		1,435	1,265
5.100% due 01/15/2044		500	463
5.125% due 02/15/2053		8,100	7,272
5.650% due 06/15/2054		2,500	2,413
5.850% due 11/01/2064		2,000	1,960

Eli Lilly & Co.
4.950% due 02/27/2063		5,100	4,647
5.200% due 08/14/2064		2,600	2,467

ELO SACA
2.875% due 01/29/2026	EUR	1,900	2,016

Embotelladora Andina SA
3.950% due 01/21/2050		$800	608

Enbridge, Inc.
6.700% due 11/15/2053		4,400	4,758

Energy Transfer LP
5.000% due 05/15/2044		4,857	4,195
5.150% due 03/15/2045		11,100	9,722
5.300% due 04/01/2044		1,400	1,257
5.350% due 05/15/2045		2,465	2,215
5.950% due 05/15/2054		2,500	2,389
6.050% due 09/01/2054		4,100	3,985
6.125% due 12/15/2045		2,819	2,774
6.550% due 12/01/2033		2,600	2,781

Eni SpA
5.950% due 05/15/2054		2,747	2,689

Entergy Louisiana LLC
4.200% due 09/01/2048		5,000	4,004
4.200% due 04/01/2050		4,200	3,351

Enterprise Products Operating LLC
4.450% due 02/15/2043		5,697	4,935
4.850% due 03/15/2044		6,579	5,974
4.950% due 10/15/2054		830	728
5.550% due 02/16/2055 (n)		6,700	6,512
7.571% due 08/16/2077 ~		1,450	1,446

EQT Corp.
5.750% due 02/01/2034		1,600	1,632

Essent Group Ltd.
6.250% due 07/01/2029		1,000	1,031

Ferguson Enterprises, Inc.
5.000% due 10/03/2034		1,800	1,753

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ferguson Finance PLC
3.250% due 06/02/2030	$700	$647

Fiserv, Inc.
4.400% due 07/01/2049	1,355	1,118

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	7,300	6,434

Flex Ltd.
4.875% due 06/15/2029	2,000	1,990

Ford Foundation
2.815% due 06/01/2070	1,265	719

Fox Corp.
5.576% due 01/25/2049	700	656

GATX Corp.
4.500% due 03/30/2045	1,038	854

Global Payments, Inc.
3.200% due 08/15/2029	1,200	1,124
4.150% due 08/15/2049	1,700	1,281
5.950% due 08/15/2052	300	291

Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042	3,200	3,213
6.510% due 02/23/2042	1,900	1,986

Haleon U.S. Capital LLC
4.000% due 03/24/2052	1,000	774

Harbour Energy PLC
6.327% due 04/01/2035 (b)	1,600	1,594

HCA, Inc.
3.500% due 07/15/2051	4,900	3,234
4.125% due 06/15/2029	700	680
4.375% due 03/15/2042	2,040	1,688
4.625% due 03/15/2052	3,100	2,470
5.125% due 06/15/2039	2,400	2,229
5.250% due 06/15/2049	2,600	2,290
5.875% due 02/01/2029	700	722
5.900% due 06/01/2053	800	765
5.950% due 09/15/2054	1,400	1,346

HEICO Corp.
5.350% due 08/01/2033	1,600	1,617

Hexcel Corp.
5.875% due 02/26/2035	200	204

Hoag Memorial Hospital Presbyterian
3.803% due 07/15/2052	1,100	846

Holcim Finance U.S. LLC
4.750% due 09/22/2046	1,421	1,221

Humana, Inc.
4.800% due 03/15/2047	1,600	1,322
5.500% due 03/15/2053	1,900	1,708
5.750% due 04/15/2054	1,500	1,395
5.875% due 03/01/2033	630	644

Hyatt Hotels Corp.
4.375% due 09/15/2028	800	788
5.250% due 06/30/2029	400	404
5.375% due 12/15/2031	1,000	996
5.750% due 03/30/2032	1,100	1,106

Icon Investments Six DAC
6.000% due 05/08/2034	600	613

Imperial Brands Finance PLC
6.125% due 07/27/2027	2,600	2,680

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	1,700	1,262

Intel Corp.
3.200% due 08/12/2061	3,000	1,699
5.700% due 02/10/2053	7,000	6,439

IRB Infrastructure Developers, Inc.
7.110% due 03/11/2032	1,600	1,617

JetBlue Airways Corp.
9.875% due 09/20/2031	1,600	1,581

JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,076	935

Johnson Controls, Inc.
4.950% due 07/02/2064	20	17

Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	3,930
7.420% due 02/15/2037	2,980	3,259
8.050% due 10/15/2030	3,825	4,347

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	103

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kraft Heinz Foods Co.
4.875% due 10/01/2049	$1,200	$1,039

L3Harris Technologies, Inc.
5.500% due 08/15/2054	3,100	2,994

Las Vegas Sands Corp.
2.900% due 06/25/2025	2,400	2,387
3.500% due 08/18/2026	6,800	6,673
3.900% due 08/08/2029	5,800	5,460
6.200% due 08/15/2034	4,500	4,516

Leidos, Inc.
4.375% due 05/15/2030	250	243

Lockheed Martin Corp.
4.300% due 06/15/2062	5,000	3,960
5.200% due 02/15/2055	6,000	5,689

Marathon Petroleum Corp.
6.500% due 03/01/2041	1,800	1,867

Mars, Inc.
5.700% due 05/01/2055	2,600	2,600
5.800% due 05/01/2065	2,100	2,107

Marvell Technology, Inc.
2.950% due 04/15/2031	4,000	3,571

Meta Platforms, Inc.
5.400% due 08/15/2054	9,100	8,923
5.550% due 08/15/2064	1,000	985

Micron Technology, Inc.
3.477% due 11/01/2051	7,300	4,968

Moody’s Corp.
3.100% due 11/29/2061	4,000	2,456

MPLX LP
4.900% due 04/15/2058	1,900	1,557
4.950% due 03/14/2052	700	589
5.200% due 03/01/2047	900	792
5.950% due 04/01/2055	6,600	6,365

MSCI, Inc.
3.625% due 11/01/2031	1,800	1,631

NetApp, Inc.
5.700% due 03/17/2035	1,600	1,598

New York & Presbyterian Hospital
4.063% due 08/01/2056	45	35

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028 «	800	656

Newmont Corp.
5.750% due 11/15/2041	3,225	3,243

Norfolk Southern Corp.
3.155% due 05/15/2055	3,600	2,309
4.550% due 06/01/2053	1,300	1,103
5.950% due 03/15/2064	1,500	1,547

Northern Natural Gas Co.
4.300% due 01/15/2049	5,000	4,019

Northwell Healthcare, Inc.
3.809% due 11/01/2049	2,500	1,876
4.260% due 11/01/2047	30	24

NVR, Inc.
3.000% due 05/15/2030	3,600	3,300

NXP BV
3.400% due 05/01/2030	1,000	931
4.300% due 06/18/2029	4,000	3,921

Occidental Petroleum Corp.
6.600% due 03/15/2046	900	908
6.625% due 09/01/2030	1,800	1,892

Olympus Water U.S. Holding Corp.
7.250% due 06/15/2031	1,000	983

ONEOK Partners LP
6.125% due 02/01/2041	7,125	7,204

Oracle Corp.
3.650% due 03/25/2041	5,700	4,426
3.850% due 04/01/2060	6,615	4,550
3.950% due 03/25/2051	15,900	11,687
4.100% due 03/25/2061	6,400	4,578
5.500% due 09/27/2064	6,000	5,444

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	3,200	3,117

Petroleos Mexicanos
6.840% due 01/23/2030	4,000	3,669

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Philip Morris International, Inc.
3.875% due 08/21/2042		$2,600	$2,088

Quanta Services, Inc.
3.050% due 10/01/2041		4,000	2,804

Rogers Communications, Inc.
3.800% due 03/15/2032		5,400	4,904
4.550% due 03/15/2052		1,800	1,436

Rolls-Royce PLC
5.750% due 10/15/2027	GBP	100	131

Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028		$2,000	1,993
5.625% due 09/30/2031		1,200	1,179
6.000% due 02/01/2033		2,000	2,000

Royalty Pharma PLC
3.550% due 09/02/2050		4,300	2,885

RTX Corp.
4.050% due 05/04/2047		2,705	2,150
4.350% due 04/15/2047		700	583
4.450% due 11/16/2038		800	730
6.100% due 03/15/2034		5,000	5,364
6.400% due 03/15/2054		1,600	1,753

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		7,200	7,070

Santos Finance Ltd.
3.649% due 04/29/2031		4,500	4,082
6.875% due 09/19/2033		2,500	2,680

Saudi Arabian Oil Co.
3.500% due 11/24/2070		5,000	3,108
5.875% due 07/17/2064		1,200	1,124

Seadrill Finance Ltd.
8.375% due 08/01/2030		400	400

Southern Co.
3.750% due 09/15/2051 •		5,000	4,868
4.250% due 07/01/2036		3,640	3,307

Southern Natural Gas Co. LLC
7.350% due 02/15/2031		1,400	1,517

Spectra Energy Partners LP
4.500% due 03/15/2045		1,675	1,382

Spirit AeroSystems, Inc.
4.600% due 06/15/2028 (n)		8,800	8,449
9.375% due 11/30/2029		2,000	2,136

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		824	769

Stryker Corp.
4.625% due 03/15/2046		2,200	1,961
5.200% due 02/10/2035		5,400	5,454

Studio City Co. Ltd.
7.000% due 02/15/2027		2,500	2,523

Sutter Health
3.161% due 08/15/2040		350	268

Synopsys, Inc.
5.700% due 04/01/2055		6,800	6,757

T-Mobile USA, Inc.
2.700% due 03/15/2032		1,100	952
3.300% due 02/15/2051		4,700	3,140
3.400% due 10/15/2052		10,900	7,372
3.500% due 04/15/2031		200	185
3.600% due 11/15/2060		11,300	7,571
3.875% due 04/15/2030		6,695	6,420
5.650% due 01/15/2053		4,200	4,100

Tapestry, Inc.
5.500% due 03/11/2035		2,000	1,978

Targa Resources Corp.
4.950% due 04/15/2052		500	423
5.500% due 02/15/2035		1,500	1,492

TD SYNNEX Corp.
2.650% due 08/09/2031		1,500	1,282

Telefonica Emisiones SA
4.895% due 03/06/2048		3,500	2,945

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,500	3,195
8.375% due 06/15/2032		1,275	1,475

Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	4,000	3,201

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (g)	GBP	25	$26

Time Warner Cable LLC
4.500% due 09/15/2042		$820	625
5.250% due 07/15/2042	GBP	800	833
5.500% due 09/01/2041		$6,225	5,404
5.875% due 11/15/2040		4,520	4,148
6.750% due 06/15/2039		3,500	3,500
7.300% due 07/01/2038		5,000	5,253

TopBuild Corp.
4.125% due 02/15/2032		1,600	1,425

TotalEnergies Capital SA
5.275% due 09/10/2054		5,000	4,716
5.488% due 04/05/2054		700	678
5.638% due 04/05/2064		1,500	1,466

Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		4,440	3,772
5.400% due 08/15/2041		1,400	1,345

Trimble, Inc.
6.100% due 03/15/2033		800	838

Trustees of the University of Pennsylvania
4.674% due 09/01/2112		700	597

UKG, Inc.
6.875% due 02/01/2031		1,000	1,015

Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 ^(c)(d)		1,676	695

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 ^(c)(d)		787	717

United Airlines Pass-Through Trust
2.700% due 11/01/2033		5,320	4,730
3.100% due 01/07/2030		363	345
3.450% due 01/07/2030		2,961	2,816
4.000% due 10/11/2027		385	381
4.150% due 02/25/2033		1,644	1,576
4.300% due 02/15/2027		33	33
4.550% due 08/25/2031		2,901	2,736
5.450% due 08/15/2038		991	1,003
5.875% due 04/15/2029		1,534	1,564

UnitedHealth Group, Inc.
3.700% due 08/15/2049		170	125
3.875% due 08/15/2059		7,100	5,093
5.050% due 04/15/2053		16,900	15,315
5.200% due 04/15/2063		8,800	7,961
6.050% due 02/15/2063		300	309

University of Southern California
5.250% due 10/01/2111		40	38

UPMC
5.035% due 05/15/2033		1,100	1,091

Vale Overseas Ltd.
6.400% due 06/28/2054		3,500	3,458

Var Energi ASA
8.000% due 11/15/2032		1,200	1,352

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		2,570	2,381
3.875% due 11/01/2033		5,500	4,738
4.125% due 08/15/2031		1,200	1,091
6.250% due 01/15/2030		2,500	2,539

Venture Global LNG, Inc.
7.000% due 01/15/2030		8,800	8,676
8.375% due 06/01/2031		200	203
9.875% due 02/01/2032		1,000	1,063

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	2,100	2,363

VMware, Inc.
2.200% due 08/15/2031		$5,900	5,017
4.700% due 05/15/2030		2,100	2,082

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		3,000	3,000

Warnermedia Holdings, Inc.
5.141% due 03/15/2052		5,300	3,867
5.391% due 03/15/2062		11,000	7,968

Waste Connections, Inc.
4.200% due 01/15/2033		4,200	3,993

West Virginia United Health System Obligated Group
3.129% due 06/01/2050		800	519

104	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Western Midstream Operating LP
5.300% due 03/01/2048		$2,900	$2,492

Williams Cos., Inc.
3.500% due 10/15/2051		3,500	2,404
5.800% due 11/15/2054		2,400	2,365

Woodside Finance Ltd.
3.700% due 09/15/2026		1,300	1,284
3.700% due 03/15/2028		1,126	1,093
5.700% due 09/12/2054		6,000	5,601

Workday, Inc.
3.800% due 04/01/2032		4,500	4,167

Wynn Macau Ltd.
5.625% due 08/26/2028		3,450	3,321

Wynn Resorts Finance LLC
6.250% due 03/15/2033		1,500	1,462

Yellowstone Energy LP
5.750% due 12/31/2026 «		421	416

Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	186
4.450% due 08/15/2045		2,397	2,038
5.200% due 09/15/2034		2,600	2,592

			974,059

UTILITIES 17.0%

AEP Texas, Inc.
4.150% due 05/01/2049		1,600	1,227

AES Corp.
6.950% due 07/15/2055 •		700	669
7.600% due 01/15/2055 •		3,475	3,515

Alabama Power Co.
3.450% due 10/01/2049		2,100	1,489

Ameren Illinois Co.
3.250% due 03/15/2050		1,000	688

American Water Capital Corp.
5.450% due 03/01/2054		3,400	3,280

Anglian Water Services Financing PLC
6.000% due 06/20/2039	GBP	400	489

Appalachian Power Co.
4.500% due 08/01/2032		$3,100	2,971

Arizona Public Service Co.
3.350% due 05/15/2050		1,500	1,027
3.500% due 12/01/2049		1,400	963
4.500% due 04/01/2042		700	601

AT&T, Inc.
3.500% due 09/15/2053		6,630	4,524
3.550% due 09/15/2055		15,089	10,234
3.650% due 06/01/2051		7,000	4,962
3.650% due 09/15/2059		38,008	25,655
3.800% due 12/01/2057		30,117	21,159

Baltimore Gas & Electric Co.
3.200% due 09/15/2049		4,000	2,671

Berkshire Hathaway Energy Co.
4.600% due 05/01/2053		1,000	836

Black Hills Corp.
6.000% due 01/15/2035		2,050	2,123

Brooklyn Union Gas Co.
4.487% due 03/04/2049		1,200	961

CenterPoint Energy Houston Electric LLC
3.350% due 04/01/2051		2,500	1,747

Columbia Pipelines Operating Co. LLC
6.497% due 08/15/2043		1,500	1,564
6.544% due 11/15/2053		2,000	2,101
6.714% due 08/15/2063		1,200	1,278

Comision Federal de Electricidad
5.750% due 02/14/2042		55	48

Commonwealth Edison Co.
4.000% due 03/01/2048		700	549

Consolidated Edison Co. of New York, Inc.
3.600% due 06/15/2061		9,880	6,718
3.700% due 11/15/2059		1,700	1,184
4.500% due 05/15/2058		5,800	4,716
4.650% due 12/01/2048		6,000	5,174

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Constellation Energy Generation LLC
5.600% due 06/15/2042	$2,195	$2,126
5.750% due 03/15/2054	2,000	1,926
5.800% due 03/01/2033	3,800	3,937

Consumers Energy Co.
4.050% due 05/15/2048	2,500	2,020
4.200% due 09/01/2052	3,100	2,522

Dominion Energy, Inc.
2.250% due 08/15/2031	2,700	2,299

DTE Electric Co.
4.050% due 05/15/2048	1,600	1,294
5.400% due 04/01/2053	3,000	2,941

Duke Energy Carolinas LLC
3.950% due 03/15/2048	6,000	4,655
5.350% due 01/15/2053	6,800	6,501
5.400% due 01/15/2054	12,500	12,065

Duke Energy Corp.
3.300% due 06/15/2041	1,900	1,408
3.500% due 06/15/2051	11,400	7,767
3.950% due 08/15/2047	2,300	1,730

Duke Energy Ohio, Inc.
5.650% due 04/01/2053	1,300	1,279

Duke Energy Progress LLC
2.900% due 08/15/2051	1,100	694
3.600% due 09/15/2047	900	664

Duquesne Light Holdings, Inc.
2.532% due 10/01/2030	700	618

E.ON International Finance BV
6.650% due 04/30/2038	600	653

Edison International
6.250% due 03/15/2030	1,150	1,165

Electricite de France SA
4.875% due 09/21/2038	2,300	2,100
4.950% due 10/13/2045	2,150	1,888
6.000% due 04/22/2064	8,100	7,665
6.900% due 05/23/2053	1,400	1,507
9.125% due 03/15/2033 •(j)	1,000	1,127

Emera U.S. Finance LP
4.750% due 06/15/2046	2,100	1,733

Empresa Electrica Cochrane SpA
5.500% due 05/14/2027	1,538	1,510

Enel Finance America LLC
2.875% due 07/12/2041	9,750	6,671

Enel Finance International NV
4.750% due 05/25/2047	3,000	2,570
5.000% due 06/15/2032	2,000	1,970
5.500% due 06/26/2034	3,400	3,416

Entergy Corp.
3.750% due 06/15/2050 (n)	4,000	2,856
7.125% due 12/01/2054 •	1,000	1,015

Entergy Texas, Inc.
5.550% due 09/15/2054	2,000	1,919

Evergy, Inc.
6.650% due 06/01/2055 •	1,000	986

FirstEnergy Transmission LLC
5.450% due 07/15/2044	6,330	6,175

Florida Power & Light Co.
4.550% due 10/01/2044	4,000	3,480

FORESEA Holding SA
7.500% due 06/15/2030	659	637

Georgia Power Co.
4.750% due 09/01/2040	1,000	925

Indiana Michigan Power Co.
4.550% due 03/15/2046	400	342

Interstate Power & Light Co.
5.450% due 09/30/2054	2,600	2,485

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	1,600	1,524

ITC Holdings Corp.
5.400% due 06/01/2033	2,300	2,316

Jersey Central Power & Light Co.
6.150% due 06/01/2037	250	265

Kentucky Utilities Co.
4.375% due 10/01/2045	2,300	1,925

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KeySpan Gas East Corp.
3.586% due 01/18/2052	$3,000	$2,035

Liberty Utilities Co.
5.869% due 01/31/2034	2,000	2,039

MidAmerican Energy Co.
3.650% due 08/01/2048	3,575	2,676
4.250% due 05/01/2046	3,450	2,863
4.250% due 07/15/2049	14,325	11,685
5.850% due 09/15/2054	2,100	2,160

Mississippi Power Co.
4.250% due 03/15/2042	1,700	1,440

Monongahela Power Co.
5.400% due 12/15/2043	4,224	4,110

Nevada Power Co.
3.125% due 08/01/2050	5,300	3,441

New England Power Co.
3.800% due 12/05/2047	6,300	4,761

New York State Electric & Gas Corp.
3.300% due 09/15/2049	900	605

NGPL PipeCo LLC
7.768% due 12/15/2037	800	905

Niagara Mohawk Power Corp.
2.759% due 01/10/2032	2,500	2,142
5.783% due 09/16/2052	1,050	1,042

NiSource, Inc.
3.950% due 03/30/2048	1,245	960
4.375% due 05/15/2047	1,800	1,482
5.800% due 02/01/2042	300	297

Northern States Power Co.
5.100% due 05/15/2053	11,600	10,765
5.650% due 06/15/2054	400	404

NSTAR Electric Co.
4.950% due 09/15/2052	1,300	1,176

Oglethorpe Power Corp.
4.500% due 04/01/2047	1,000	820
5.800% due 06/01/2054	1,200	1,180
6.200% due 12/01/2053	2,700	2,766

Ohio Power Co.
2.900% due 10/01/2051	2,700	1,676

ONEOK, Inc.
5.050% due 04/01/2045	2,200	1,907
5.200% due 07/15/2048	9,862	8,675
5.850% due 11/01/2064	17,000	15,995
6.625% due 09/01/2053	4,700	4,922

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	2,064
3.250% due 06/01/2031	1,500	1,335
3.300% due 08/01/2040	2,700	1,988
3.500% due 08/01/2050	7,850	5,224
3.750% due 07/01/2028	2,400	2,309
3.950% due 12/01/2047	4,800	3,512
4.300% due 03/15/2045	1,600	1,253
4.500% due 07/01/2040	4,200	3,570
4.500% due 12/15/2041	2,900	2,328
4.550% due 07/01/2030	5,700	5,519
4.750% due 02/15/2044	1,200	1,000
4.950% due 07/01/2050	4,200	3,510
5.250% due 03/01/2052	2,700	2,332
6.150% due 03/01/2055	3,000	2,939
6.700% due 04/01/2053	5,500	5,729

PacifiCorp
4.150% due 02/15/2050	200	155
5.350% due 12/01/2053	8,000	7,352
5.450% due 02/15/2034	6,500	6,556
5.800% due 01/15/2055	5,000	4,883
7.375% due 09/15/2055 ~	2,600	2,640

PECO Energy Co.
4.375% due 08/15/2052	5,700	4,693

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	4,000	2,783

PG&E Corp.
7.375% due 03/15/2055 •	2,500	2,463

Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	2,900	1,954

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	105

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.640% due 11/01/2046		$1,000	$727
5.400% due 06/15/2033		700	709

Public Service Co. of Colorado
5.850% due 05/15/2055		2,400	2,389

Puget Energy, Inc.
4.100% due 06/15/2030		500	478

Puget Sound Energy, Inc.
4.223% due 06/15/2048		2,700	2,183

San Diego Gas & Electric Co.
3.700% due 03/15/2052		2,200	1,587
3.750% due 06/01/2047		1,895	1,416
4.100% due 06/15/2049		1,578	1,232
4.150% due 05/15/2048		2,795	2,206

Saudi Electricity Global Sukuk Co.
5.500% due 04/08/2044		5,100	5,073

Sempra
4.000% due 02/01/2048		925	688
6.000% due 10/15/2039		3,635	3,677

Southern California Edison Co.
2.950% due 02/01/2051		900	547
3.600% due 02/01/2045		1,400	1,001
3.900% due 12/01/2041		3,800	2,906
3.900% due 03/15/2043		8,500	6,458
4.000% due 04/01/2047		8,938	6,682
4.050% due 03/15/2042		2,000	1,575
4.125% due 03/01/2048		1,800	1,357
4.650% due 10/01/2043		2,300	1,927
4.875% due 03/01/2049		1,000	836
5.450% due 06/01/2052		3,100	2,788
5.625% due 02/01/2036		2,879	2,844
5.900% due 03/01/2055		2,200	2,120
5.950% due 02/01/2038		1,500	1,511
6.050% due 03/15/2039		4,500	4,561
6.200% due 09/15/2055		2,600	2,594

Southern California Gas Co.
3.750% due 09/15/2042		1,600	1,245
3.950% due 02/15/2050		3,500	2,660
5.125% due 11/15/2040		300	288

Southern Power Co.
5.250% due 07/15/2043		500	468

Southwest Gas Corp.
4.050% due 03/15/2032		1,580	1,478

Southwestern Electric Power Co.
3.250% due 11/01/2051		6,760	4,399
6.200% due 03/15/2040		8,200	8,717

Southwestern Public Service Co.
3.750% due 06/15/2049		1,600	1,175
6.000% due 06/01/2054		5,850	5,926

SW Finance PLC
7.000% due 04/16/2040	GBP	2,300	2,810

System Energy Resources, Inc.
5.300% due 12/15/2034		$1,200	1,187

Tampa Electric Co.
5.000% due 07/15/2052		1,900	1,718

Targa Resources Partners LP
4.000% due 01/15/2032		4,575	4,224

Tucson Electric Power Co.
5.500% due 04/15/2053		1,000	959

Union Electric Co.
5.125% due 03/15/2055		1,800	1,655
5.250% due 01/15/2054		5,000	4,685
5.450% due 03/15/2053		2,800	2,708

Verizon Communications, Inc.
2.850% due 09/03/2041		6,000	4,226
2.875% due 11/20/2050		3,000	1,870
2.987% due 10/30/2056		3,887	2,337
3.000% due 11/20/2060		21,700	12,818

Virginia Electric & Power Co.
2.950% due 11/15/2051		9,900	6,169
5.350% due 01/15/2054		3,000	2,824

Vistra Operations Co. LLC
4.300% due 07/15/2029		2,000	1,937
5.700% due 12/30/2034		300	299

Vodafone Group PLC
5.125% due 06/04/2081 •		3,900	2,961

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.875% due 06/28/2064	$6,600	$6,334

		555,563

Total Corporate Bonds & Notes (Cost $2,688,222)		2,382,852

MUNICIPAL BONDS & NOTES 1.7%

CALIFORNIA 0.2%

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,300	2,487

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,600	2,930

California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	700	755

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	440	379

University of California Revenue Bonds, Series 2015
4.767% due 05/15/2115	835	703

		7,254

GEORGIA 0.3%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	9,548	10,485

ILLINOIS 0.1%

Chicago, Illinois General Obligation Bonds, Series 2009
6.050% due 01/01/2029	250	255

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	1,735	1,846

		2,101

INDIANA 0.0%

Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	889

OHIO 0.4%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs),Series 2010
6.270% due 02/15/2050	4,520	4,699

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	4,990	5,981
8.084% due 02/15/2050	1,000	1,269

		11,949

PENNSYLVANIA 0.4%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	12,509

TEXAS 0.3%

Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	4,459

Texas Natural Gas Securitization Finance Corp. Series 2023
5.169% due 04/01/2041	5,400	5,464

University of Texas System Revenue Bonds, Series 2017
3.354% due 08/15/2047	45	34

		9,957

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 0.0%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	$975	$1,042

Total Municipal Bonds & Notes (Cost $55,333)		56,186

U.S. GOVERNMENT AGENCIES 15.8%

Ginnie Mae, TBA
4.000% due 04/01/2055 - 05/01/2055	65,300	61,132
4.500% due 05/01/2055	2,300	2,206
5.000% due 05/01/2055	15,300	15,042
6.000% due 05/01/2055	5,900	5,984

Uniform Mortgage-Backed Security
5.500% due 08/01/2054 - 01/01/2055	17,173	17,160

Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	16,920	14,662
4.000% due 05/01/2055	95,290	88,660
5.000% due 05/01/2055	10,500	10,283
5.500% due 05/01/2055	222,500	222,030
6.000% due 06/01/2055	73,200	74,208
6.500% due 06/01/2055	6,800	7,000

Total U.S. Government Agencies (Cost $517,044)		518,367

U.S. TREASURY OBLIGATIONS 24.3%

U.S. Treasury Bonds
1.875% due 11/15/2051 (p)	39,900	22,962
2.000% due 11/15/2041 (n)	117,100	82,304
2.500% due 02/15/2045 (p)(r)	38,400	27,697
2.750% due 08/15/2047 (p)(r)	25,300	18,508
2.750% due 11/15/2047 (p)(r)	5,200	3,795
3.000% due 05/15/2047 (p)	32,300	24,826
3.000% due 02/15/2048 (p)(r)	5,700	4,346
3.000% due 08/15/2048 (n)(p)	170,300	129,368
3.125% due 08/15/2044 (p)	8,200	6,616
3.125% due 05/15/2048 (p)	6,000	4,672
3.625% due 02/15/2053 (p)	11,100	9,352
3.875% due 05/15/2043 (n)(p)	103,042	94,088
4.250% due 02/15/2054 (n)	26,300	24,788
4.250% due 08/15/2054 (n)	10,600	10,009
4.375% due 08/15/2043 (n)(p)	45,000	43,868
4.500% due 02/15/2044 (p)	13,130	12,977
4.625% due 05/15/2054 (n)	111,700	112,095
4.625% due 02/15/2055 (p)	35,208	35,450
4.750% due 11/15/2053 (p)	101,220	103,489

U.S. Treasury Inflation Protected Securities (i)
0.125% due 02/15/2052	4,792	2,717
0.875% due 02/15/2047	1,414	1,071
1.500% due 02/15/2053	18	15
2.125% due 04/15/2029 (n)	20,834	21,457

U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)	1,500	675

Total U.S. Treasury Obligations (Cost $902,131)		797,145

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%

Banc of America Funding Trust
5.500% due 01/25/2036	17	17
5.750% due 03/25/2036	42	34

Bear Stearns Adjustable Rate Mortgage Trust
5.967% due 11/25/2034 ~	291	269

Bear Stearns ALT-A Trust
6.577% due 11/25/2034 •	16	16

BX Trust
5.332% due 02/15/2039 •	1,843	1,838
5.333% due 10/15/2036 ~	5,000	4,990

Chase Mortgage Finance Trust
5.109% due 12/25/2037 ~	122	106

COLT Mortgage Loan Trust
6.790% due 12/25/2067 þ	1,761	1,771

106	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
5.095% due 09/25/2035 ~	$162	$121

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.715% due 07/25/2047 ~	114	106

GSMPS Mortgage Loan Trust
4.785% due 03/25/2035 •	505	471

IndyMac INDX Mortgage Loan Trust
5.035% due 07/25/2035 •	224	180

JP Morgan Mortgage Trust
5.676% due 11/25/2033 ~	3	3

Merrill Lynch Mortgage Investors Trust
6.058% due 05/25/2033 ~	3	3

NAAC Reperforming Loan REMIC Trust
4.885% due 02/25/2035 •	697	567

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 •	4,186	3,998

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.505% due 02/25/2035 ~	189	184

OPEN Trust
7.408% due 11/15/2040 •	425	428

Residential Accredit Loans, Inc. Trust
4.929% due 02/25/2035 ~	365	323

Residential Funding Mortgage Securities, Inc. Trust
5.552% due 02/25/2036 •	149	141

Sequoia Mortgage Trust
5.364% due 05/20/2034 •	231	218

Structured Adjustable Rate Mortgage Loan Trust
5.428% due 03/25/2034 •	5	5

Towd Point Mortgage Trust
5.435% due 05/25/2058 ~	177	182

WaMu Mortgage Pass-Through Certificates Trust
2.667% due 11/25/2041 ~	119	110
5.315% due 07/25/2044 •	107	103

Total Non-Agency Mortgage-Backed Securities (Cost $16,181)		16,184

ASSET-BACKED SECURITIES 1.0%

CMBS OTHER 0.2%

MF1 LLC
6.054% due 03/19/2039 •	1,000	1,002

MF1 Ltd.
5.667% due 02/19/2037 •	2,501	2,501

Ready Capital Mortgage Financing LLC
6.694% due 10/25/2039 ~	2,282	2,293

		5,796

HOME EQUITY OTHER 0.0%

ACE Securities Corp. Home Equity Loan Trust
5.230% due 01/25/2035 •	610	580

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.305% due 07/25/2034 ~	43	43

Bayview Financial Acquisition Trust
6.601% due 05/28/2037 þ	1	1

Bear Stearns Asset-Backed Securities Trust
5.175% due 01/25/2034 •	3	3

RAAC Trust
5.195% due 10/25/2046 •	58	56

Saxon Asset Securities Trust
2.101% due 03/25/2035 •	71	64

		747

HOME EQUITY SEQUENTIAL 0.0%

RBSSP Resecuritization Trust
4.594% due 11/26/2036 •	71	70

OTHER ABS 0.8%

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ	1,058	1,010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Allegro CLO Ltd.
5.543% due 01/19/2033 •		$1,000	$1,000

Carlyle U.S. CLO Ltd.
5.452% due 10/15/2031 ~		2,074	2,074

Dryden Senior Loan Fund
5.443% due 10/19/2029 ~		1,914	1,915

ECAF Ltd.
4.947% due 06/15/2040		1,415	1,189

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042		377	367

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		1,667	1,621

LCM Ltd.
5.575% due 04/20/2031 ~		361	361

MAPS Ltd.
4.212% due 05/15/2043		245	244

METAL LLC
4.581% due 10/15/2042		1,648	1,121

Octagon Investment Partners Ltd.
5.443% due 10/20/2030 •		1,563	1,564

OZLM Ltd.
5.605% due 04/20/2031 •		1,694	1,695

Pikes Peak CLO
5.512% due 07/15/2034 ~		3,000	2,994
5.513% due 10/11/2034 •		3,000	2,995

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		171	168

Start Ltd.
4.089% due 03/15/2044		494	489

Venture CLO Ltd.
5.824% due 01/15/2032 •		778	778

Vertical Bridge Holdings LLC
2.636% due 09/15/2050		3,200	3,160

Wind River CLO Ltd.
5.605% due 07/18/2031 ~		218	218

			24,963

Total Asset-Backed Securities (Cost $32,241)			31,576

SOVEREIGN ISSUES 4.1%

Australia Government International Bond
1.000% due 11/21/2031	AUD	7,750	3,982

Brazil Government International Bond
7.125% due 05/13/2054		$2,500	2,396

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		3,000	3,118

Chile Government International Bond
4.000% due 01/31/2052		600	456
5.330% due 01/05/2054		33	31

Colombia Government International Bond
7.500% due 02/02/2034		2,600	2,578

Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		2,900	1,606
3.125% due 09/30/2049		1,400	959
3.875% due 04/16/2050		3,400	2,657

Israel Government International Bond
5.375% due 02/19/2030		1,500	1,512
5.500% due 03/12/2034		9,300	9,263

Japan Government International Bond
2.200% due 03/20/2064	JPY	626,000	3,710
2.300% due 12/20/2054		1,130,000	7,252

Mexico Government International Bond
2.750% due 11/27/2031 (i)	MXN	138,878	5,930
3.000% due 12/03/2026 (i)		63,165	2,971
4.000% due 11/30/2028 (i)		67,375	3,190

Panama Government International Bond
4.500% due 05/15/2047		$35	23

Peru Government International Bond
5.400% due 08/12/2034	PEN	51,100	12,691
6.150% due 08/12/2032		9,064	2,479
6.900% due 08/12/2037		3,900	1,049
6.950% due 08/12/2031		10,436	3,038
7.300% due 08/12/2033		15,100	4,341

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Philippines Government International Bond
5.500% due 01/17/2048		$400	$393

Republic of South Africa Government International Bond
8.500% due 01/31/2037	ZAR	184,000	8,347
8.875% due 02/28/2035		302,300	14,760

Romania Government International Bond
1.750% due 07/13/2030	EUR	1,100	996
2.875% due 04/13/2042		1,100	721
3.750% due 02/07/2034		400	360
5.625% due 02/22/2036		1,000	1,001
5.625% due 05/30/2037		6,000	5,927

Saudi Government International Bond
3.450% due 02/02/2061		$12,000	7,469
5.125% due 01/13/2028		7,300	7,392
5.750% due 01/16/2054		6,300	6,017

Ukraine Government International Bond
0.000% due 02/01/2030 þ(h)		26	13
0.000% due 02/01/2034 þ(h)		97	39
0.000% due 02/01/2035 þ(h)		82	45
0.000% due 02/01/2036 þ(h)		68	38
1.750% due 02/01/2034 þ		95	51
1.750% due 02/01/2035 þ		166	87
1.750% due 02/01/2036 þ		213	111

United Kingdom Gilt
4.375% due 07/31/2054	GBP	4,686	5,238

Total Sovereign Issues (Cost $146,400)			134,237

		SHARES
COMMON STOCKS 0.1%

FINANCIALS 0.0%

MNEQ Holdings, Inc. «(e)(m)		2,831	13

Stichting Administratiekantoor «(e)		6,729	7

			20

INDUSTRIALS 0.1%

Foresea Holdings SA «		63,984	1,612

Westmoreland Mining Holdings «(e)(m)		32,131	34

Westmoreland Mining LLC «(e)(m)		32,414	106

			1,752

Total Common Stocks (Cost $2,492)			1,772

PREFERRED SECURITIES 3.9%

BANKING & FINANCE 3.6%

American AgCredit Corp.
5.250% due 06/15/2026 •(j)		11,000,000	10,600

Banco Bilbao Vizcaya Argentaria SA
6.000% due 01/15/2026 ~(j)(k)		1,000,000	1,097

Banco Santander SA
8.000% due 02/01/2034 •(j)(k)		3,600,000	3,748

Capital Farm Credit ACA
5.000% due 03/15/2026 •(j)		6,400,000	6,429

Charles Schwab Corp.
4.000% due 12/01/2030 •(j)		9,000,000	8,018
5.000% due 12/01/2027 •(j)		2,000,000	1,928

Citigroup, Inc.
6.950% due 02/15/2030 ~(j)		5,375,000	5,368
7.000% due 08/15/2034 •(j)		3,500,000	3,628
7.125% due 08/15/2029 •(j)		1,200,000	1,228
7.200% due 05/15/2029 •(j)		3,200,000	3,273

Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(j)		1,100,000	1,055

CoBank ACB
4.250% due 01/01/2027 •(j)		3,500,000	3,360

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	107

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
6.250% due 10/01/2026 •(j)	3,700,000	$3,702
7.125% due 01/01/2030 •(j)	2,000,000	2,035

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(j)	4,500,000	4,364

Discover Financial Services
6.125% due 06/23/2025 •(j)	2,200,000	2,194

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(j)	4,400,000	4,276
6.125% due 11/10/2034 •(j)	3,600,000	3,523
6.850% due 02/10/2030 ~(j)	4,900,000	4,980
7.500% due 02/10/2029 •(j)	2,200,000	2,319
7.500% due 05/10/2029 •(j)	3,000,000	3,162

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(j)	4,000,000	3,917
4.000% due 07/01/2025 •(j)	5,800,000	5,834
4.200% due 09/01/2026 (j)	75,000	1,375
4.625% due 06/01/2026 (j)	111,000	2,214
6.500% due 04/01/2030 ~(j)	5,300,000	5,433
6.875% due 06/01/2029 •(j)	4,400,000	4,626

Nationwide Building Society ~	2,785	470

State Street Corp.
6.700% due 03/15/2029 •(j)	5,200,000	5,334

Stichting AK Rabobank Certificaten
6.500% þ	1,822,950	2,219

Wells Fargo & Co.
4.750% due 06/15/2025	98,700	1,965
6.850% due 09/15/2029 •(j)	3,700,000	3,842
7.625% due 09/15/2028 •(j)	500,000	536

		118,052

INDUSTRIALS 0.1%

SVB Financial Trust
11.000% due 11/07/2032	3,227	1,581

	SHARES	MARKET VALUE (000S)
UTILITIES 0.2%

Edison International
5.000% due 12/15/2026 •(j)	1,900,000	$1,725

Energy Transfer LP
6.500% due 11/15/2026 •(j)	1,700,000	1,703

Sempra Energy
4.875% due 10/15/2025 •(j)	3,000,000	2,979

		6,407

Total Preferred Securities (Cost $129,897)		126,040

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.400% (l)	327,004	327

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
4.301% due 04/17/2025 (f)(g)(r)	$604	603

Total Short-Term Instruments (Cost $930)		930

Total Investments in Securities (Cost $4,541,617)		4,113,999

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.2%

SHORT-TERM INSTRUMENTS 1.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%

PIMCO Short-Term Floating NAV Portfolio III	4,179,263	$40,681

Total Short-Term Instruments (Cost $40,681)		40,681

Total Investments in Affiliates (Cost $40,681)		40,681

Total Investments 126.8% (Cost $4,582,298)		$4,154,680

Financial Derivative Instruments (o)(q) (0.1)% (Cost or Premiums, net $61,852)		(3,054)

Other Assets and Liabilities, net (26.7)%		(875,687)

Net Assets 100.0%		$3,275,939

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Security becomes interest bearing at a future date.

(i)	Principal amount of security is adjusted for inflation.

(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(k)	Contingent convertible security.

(l)	Coupon represents a 7-Day Yield.

108	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

(m) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Pharmaceutical 5.550% due 07/01/2033	01/16/2025	$1,300	$1,302	0.04%
MNEQ Holdings, Inc.	04/26/2022	55	13	0.00
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	10,086	7,584	0.23
Project Alpha Investindustrial 4.594% due 02/27/2026	02/28/2025	784	817	0.03
Strategic Credit Opportunities Partners 6.520% due 03/20/2028	03/20/2025	900	909	0.03
Strategic Credit Opportunities Partners 6.740% due 03/20/2030	02/20/2025	1,000	1,017	0.03
Westmoreland Mining Holdings	12/08/2014	936	34	0.00
Westmoreland Mining LLC	06/30/2023	215	106	0.00

		$15,276	$11,782	0.36%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	4.400%	12/20/2024	TBD	(2)	$(12,270)	$(12,423)
BSN	4.430	03/17/2025	04/21/2025		(45,983)	(46,068)
JPS	4.250	03/21/2025	05/09/2025		(981)	(982)
	4.440	03/20/2025	04/03/2025		(10,083)	(10,098)
	4.470	03/28/2025	04/03/2025		(21,000)	(21,011)
MSR	4.450	04/01/2025	04/02/2025		(150,040)	(150,040)
MYI	3.500	03/24/2025	TBD	(2)	(3,283)	(3,285)
NOM	4.300	12/20/2024	TBD	(2)	(632)	(640)
NXN	4.440	03/07/2025	04/17/2025		(113,794)	(114,145)
STR	4.480	03/31/2025	04/01/2025		(189,544)	(189,567)

Total Reverse Repurchase Agreements						$(548,259)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
UBS	4.410%	01/28/2025	04/07/2025	$(10,090)	$(10,168)
	4.420	02/13/2025	05/13/2025	(91)	(91)

Total Sale-Buyback Transactions					$(10,259)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	6.000%	05/01/2055	$4,800	$(4,861)	$(4,870)

Total Short Sales (0.1)%				$(4,861)	$(4,870)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BRC	$0	$(12,423)	$0	$(12,423)	$13,309	$886
BSN	0	(46,068)	0	(46,068)	46,150	82
JPS	0	(32,091)	0	(32,091)	32,330	239
MSR	0	(150,040)	0	(150,040)	152,966	2,926
MYI	0	(3,285)	0	(3,285)	3,274	(11)
NOM	0	(640)	0	(640)	643	3

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	109

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
NXN	$0	$(114,145)	$0	$(114,145)	$113,203	$(942)
STR	0	(189,567)	0	(189,567)	192,474	2,907

Master Securities Forward Transaction Agreement
UBS	0	0	(10,259)	(10,259)	10,152	(107)

Total Borrowings and Other Financing Transactions	$0	$(548,259)	$(10,259)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(982)	$(16,348)	$(17,330)
U.S. Treasury Obligations	(189,567)	(191,322)	0	0	(380,889)

Total	$(189,567)	$(191,322)	$(982)	$(16,348)	$(398,219)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(10,168)	(91)	0	(10,259)

Total	$0	$(10,168)	$(91)	$0	$(10,259)

Total Borrowings	$(189,567)	$(201,490)	$(1,073)	$(16,348)	$(408,478)

Payable for reverse repurchase agreements and sale-buyback financing transactions (5)					$(408,478)

(n)	Securities with an aggregate market value of $564,782 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(446,147) at a weighted average interest rate of 5.051%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(8) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(150,040) is outstanding at period end.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	50	$50	$(13)	$(4)
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	50	50	(12)	(6)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	92	92	(25)	(20)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	50	50	(18)	(27)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	50	50	(14)	(22)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	92	92	(30)	(35)

Total Written Options					$(112)	$(114)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	689	$166,333	$936	$0	$(26)
3-Month SOFR Active Contract December Futures	03/2028	351	84,635	400	0	(4)
3-Month SOFR Active Contract June Futures	09/2027	1,086	262,038	1,397	0	(41)
3-Month SOFR Active Contract March Futures	06/2027	1,001	241,604	1,294	0	(38)
3-Month SOFR Active Contract September Futures	12/2026	632	152,589	917	0	(16)

110	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2027	1,049	$253,032	$1,167	$0	$(26)
Euro-Bund June Futures	06/2025	29	4,040	(27)	15	0
U.S. Treasury 10-Year Note June Futures	06/2025	532	59,168	985	8	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	304	34,694	368	29	0
U.S. Treasury Long-Term Bond June Futures	06/2025	245	28,734	286	46	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	2,314	282,887	825	1,012	0

				$8,548	$1,110	$(151)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BOBL June Futures	06/2025	476	$(60,626)	$482	$16	$(144)
U.S. Treasury 5-Year Note June Futures	06/2025	2,183	(236,105)	(1,769)	68	0

				$(1,287)	$84	$(144)

Total Futures Contracts				$7,261	$1,194	$(295)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.188%	$	1,100	$218	$(178)	$40	$0	$0
AES Corp.	5.000	Quarterly	12/20/2028	0.920		1,500	186	27	213	0	(1)
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.354		2,000	(12)	46	34	0	(1)
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.287		1,600	21	(12)	9	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.346		4,200	64	(30)	34	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514		1,100	(6)	23	17	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.269		4,800	32	(5)	27	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.401		4,100	53	(11)	42	0	(1)
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.323	EUR	700	2	(1)	1	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.328		1,800	10	0	10	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.056		2,400	(5)	551	546	0	(9)
Comcast Corp.	1.000	Quarterly	12/20/2026	0.247	$	4,500	119	(61)	58	0	(2)
Enbridge, Inc.	1.000	Quarterly	12/20/2026	0.349		3,700	35	7	42	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.077		1,900	22	0	22	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097		300	3	2	5	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	1.459	EUR	2,000	461	(27)	434	0	(11)
MGM Resorts International	5.000	Quarterly	12/20/2029	2.189	$	3,800	522	(75)	447	0	(7)
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.202		3,600	611	(398)	213	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.352	EUR	1,100	11	14	25	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.368	$	3,300	80	(44)	36	0	(1)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.688	EUR	1,500	(14)	30	16	0	(1)

							$2,413	$(142)	$2,271	$0	$(36)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$	3,404	$(123)	$126	$3	$5	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		2,116	(78)	79	1	2	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		700	(33)	23	(10)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		200	(7)	3	(4)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		400	(12)	1	(11)	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030		300	(11)	0	(11)	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		2,005,900	44,794	(6,191)	38,603	13	(13)
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		771,400	14,096	90	14,186	168	0

						$58,626	$(5,869)	$52,757	$188	$(13)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	111

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	85,830	$(2,458)	$(85)	$(2,543)	$374	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		500	(1)	(12)	(13)	5	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		1,900	228	49	277	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	$	120,700	3,989	6,639	10,628	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		72,200	0	767	767	0	(27)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029		170,300	(2,443)	(822)	(3,265)	0	(140)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		59,200	74	(224)	(150)	0	(56)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		4,400	(9)	(27)	(36)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		27,000	(11)	144	133	0	(44)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.796	Annual	12/31/2031		1,600	0	(12)	(12)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		220	(1)	(2)	(3)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.881	Annual	11/15/2034		16,680	0	(187)	(187)	0	(51)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.893	Annual	11/15/2034		4,110	0	(50)	(50)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.901	Annual	02/15/2035		2,900	(2)	(31)	(33)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		2,400	(9)	(19)	(28)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,200	(4)	(6)	(10)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,600	(9)	(14)	(23)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		2,600	(9)	(20)	(29)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		2,400	(7)	(21)	(28)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		3,000	(9)	(43)	(52)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		5,000	(15)	(54)	(69)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,600	(8)	(18)	(26)	0	(8)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/15/2052		39,870	(755)	(415)	(1,170)	0	(297)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		19,975	738	556	1,294	0	(148)
Receive	1-Day USD-SOFR Compounded-OIS	3.776	Annual	02/15/2055		4,500	0	17	17	0	(35)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		4,900	0	(9)	(9)	0	(9)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.848	Annual	02/15/2055		8,100	0	(74)	(74)	0	(64)
Receive	1-Day USD-SOFR Compounded-OIS	3.915	Annual	02/15/2055		5,000	0	(105)	(105)	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	3.943	Annual	02/15/2055		4,700	0	(121)	(121)	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.945	Annual	02/15/2055		4,800	0	(126)	(126)	0	(38)
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	205,800	0	(1,186)	(1,186)	61	0
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	124,100	1,014	67	1,081	326	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029	EUR	3,000	(4)	104	100	5	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		300	0	11	11	0	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		1,110	(3)	(24)	(27)	5	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		5,500	(20)	(140)	(160)	4	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		105,300	(1,244)	339	(905)	233	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		1,800	(4)	(69)	(73)	8	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		1,500	(4)	(28)	(32)	6	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		1,600	(4)	(24)	(28)	6	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		1,500	(4)	(2)	(6)	6	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		1,500	(4)	(14)	(18)	6	0
Pay(5)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		1,600	(4)	(24)	(28)	0	(28)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		26,250	(1,266)	214	(1,052)	111	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		12,170	1,214	5,648	6,862	0	(55)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		29,200	2,290	90	2,380	0	(230)

							$1,236	$10,637	$11,873	$1,156	$(1,431)

Total Swap Agreements							$62,275	$4,626	$66,901	$1,344	$(1,480)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,194	$1,344	$2,538	$(114)	$(295)	$(1,577)	$(1,986)

(p)

Securities with an aggregate market value of $107,430 and cash of $9,087 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

112	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(97) for closed swap agreements is outstanding at period end.

(q) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	556,844		$3,691	$0	$(21)
	04/2025		$10,163	AUD	16,065	0	(124)
	04/2025		109	JPY	16,321	0	0
	04/2025		134	SGD	179	0	(1)
	05/2025	AUD	16,065		$10,165	124	0
	05/2025	CNH	6,220		849	0	(9)
	05/2025	SGD	179		134	1	0
	05/2025		$4,086	CNH	29,591	2	(4)
	05/2025		3,691	JPY	554,975	21	0
	06/2025	CNH	18,148		$2,484	0	(27)
	06/2025		$676	CNH	4,876	0	(1)
	07/2025	CNH	14,726		$2,044	4	(1)
	08/2025		14,728		2,042	0	(3)

BOA	04/2025	KRW	150,379		103	0	0
	04/2025	TWD	30,120		917	10	0
	05/2025	CNH	6,082		831	0	(8)
	05/2025	IDR	1,798,560		108	0	0
	05/2025		$115	INR	9,841	0	0
	06/2025	CNH	5,665		$780	0	(4)
	06/2025		$331	CNH	2,391	0	0
	06/2025		103	KRW	149,813	0	0
	08/2025	CNH	2,904		$406	3	0
	08/2025	TWD	166		5	0	0

BPS	04/2025	BRL	2,280		394	0	(5)
	04/2025	EUR	62,919		66,020	0	(2,015)
	04/2025	IDR	19,006,215		1,147	5	0
	04/2025	ILS	640		174	1	0
	04/2025	JPY	198,732		1,322	0	(3)
	04/2025	TWD	121,006		3,687	43	0
	04/2025		$400	BRL	2,280	0	0
	04/2025		1,342	IDR	21,974,319	0	(22)
	04/2025		1,086	INR	94,336	16	0
	04/2025		17,561	JPY	2,604,432	0	(197)
	04/2025		912	KRW	1,325,363	0	(12)
	04/2025		86	SGD	115	0	0
	04/2025		2,451	TWD	80,290	0	(33)
	04/2025	ZAR	7,096		$388	1	0
	05/2025	CNH	26,180		3,605	1	(9)
	05/2025	IDR	5,267,289		317	1	0
	05/2025	SGD	115		86	0	0
	05/2025		$1,678	EUR	1,556	7	0
	05/2025		875	IDR	14,525,545	0	(5)
	05/2025		1,031	INR	88,433	1	0
	05/2025		1,322	JPY	198,066	3	0
	06/2025	CNH	22,913		$3,147	0	(23)
	06/2025	PLN	2,213		572	2	0
	06/2025		$13,326	CNH	96,428	15	0
	06/2025		56	KRW	80,325	0	(2)
	06/2025		3,342	PLN	13,000	25	(19)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	113

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2025	TWD	32,859		$1,011	$16	$0
	08/2025		33,946		1,041	10	0

BRC	04/2025	EUR	1,033		1,123	6	0
	04/2025	INR	2,946		34	0	(1)
	04/2025		$1,036	EUR	953	0	(6)
	04/2025		746	IDR	12,216,895	0	(14)
	04/2025		34	INR	2,943	0	0
	04/2025		32,930	JPY	4,843,600	0	(638)
	04/2025		11,513	TRY	444,592	0	(130)
	05/2025	INR	2,951		$34	0	0
	05/2025		$2,118	TRY	82,912	0	(52)
	06/2025	PLN	271		$70	0	0
	06/2025		$2,865	TRY	115,248	0	(119)

BSH	04/2025	AUD	17,783		$11,266	155	0
	04/2025	JPY	5,310,357		35,360	0	(45)
	04/2025	PEN	20,029		5,263	0	(186)
	04/2025		$1,974	PEN	7,156	0	(26)
	05/2025		35,360	JPY	5,292,472	45	0
	06/2025	PLN	1,173		$304	2	0
	06/2025		$332	PLN	1,279	0	(3)
	07/2025	PEN	7,173		$1,974	26	0
	08/2025		7,814		2,115	0	(5)
	09/2025		8,190		2,219	0	(1)

CBK	04/2025	BRL	90,615		15,917	38	0
	04/2025	CHF	168		191	1	0
	04/2025	CNY	1,115		155	0	0
	04/2025	GBP	802		1,039	3	0
	04/2025	IDR	19,448,587		1,172	5	0
	04/2025	ILS	2,843		780	15	0
	04/2025	INR	17,426		204	0	0
	04/2025	TWD	146,260		4,464	59	0
	04/2025		$1,082	AUD	1,718	0	(9)
	04/2025		15,781	BRL	90,615	99	0
	04/2025		12,925	CAD	18,411	0	(131)
	04/2025		155	CNY	1,115	0	0
	04/2025		7,199	EUR	6,633	4	(31)
	04/2025		2,181	IDR	35,738,917	0	(37)
	04/2025		4,570	INR	398,543	84	0
	04/2025		66	KRW	96,546	0	0
	04/2025		5,101	TWD	167,239	0	(65)
	05/2025	CAD	18,384		$12,925	131	0
	05/2025	IDR	6,261,088		377	2	0
	05/2025	THB	1		0	0	0
	05/2025		$155	CNY	1,115	0	0
	05/2025		872	IDR	14,489,435	0	(4)
	06/2025	CNH	3,648		$503	0	(1)
	06/2025	KRW	9,160,257		6,363	124	0
	06/2025		$281	CNH	2,028	0	0
	06/2025		972	KRW	1,389,493	0	(26)
	07/2025	TWD	57,131		$1,756	25	0
	07/2025		$15,917	BRL	92,389	0	(39)
	08/2025	TWD	76,103		$2,335	23	0

DUB	04/2025	CAD	18		13	0	0
	04/2025	EUR	11,925		12,982	87	0
	04/2025	IDR	1,751,504		106	1	0
	04/2025	ILS	2,870		789	17	0
	04/2025	JPY	58,800		400	8	0
	04/2025	NZD	326		186	1	0
	04/2025	SGD	26		19	0	0
	04/2025		$427	IDR	7,082,289	0	(2)
	04/2025		179	INR	15,438	1	0
	04/2025		69	SGD	92	0	0
	05/2025	IDR	784,641		$47	0	0
	05/2025	PEN	2,860		752	0	(25)
	05/2025	SGD	92		68	0	0
	06/2025	KRW	5,759,175		3,999	76	0
	06/2025		$677	KRW	968,850	0	(18)

FAR	04/2025	BRL	89,813		$15,641	0	(98)
	04/2025	CHF	5,820		6,529	0	(49)

114	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	ILS	2,901		$799	$19	$0
	04/2025	JPY	3,799,248		25,236	0	(94)
	04/2025		$15,656	BRL	89,813	83	0
	04/2025		835	JPY	124,530	0	(4)
	04/2025		65	TWD	2,145	0	(1)
	04/2025	ZAR	688		$38	0	0
	05/2025		$1,042	CNH	7,520	0	(5)
	05/2025		25,236	JPY	3,786,449	94	0
	06/2025	PLN	2,157		$558	3	0
	06/2025		$769	PLN	2,980	0	(1)
	07/2025	CNH	7,491		$1,042	4	0

GLM	04/2025	IDR	3,862,506		233	1	0
	04/2025	KRW	228,943		156	1	0
	04/2025	PEN	22,912		6,076	0	(157)
	04/2025		$847	IDR	13,900,805	0	(13)
	04/2025		90	KRW	131,542	0	(1)
	05/2025	CNH	111,095		$15,350	20	(9)
	05/2025	IDR	3,008,480		180	0	0
	05/2025		$3,880	CNH	27,855	0	(34)
	05/2025		233	IDR	3,865,995	0	(1)
	06/2025	PLN	2,376		$615	4	0
	06/2025		$848	CNH	6,138	2	(1)
	06/2025		156	KRW	228,111	0	(1)
	07/2025	TWD	5,661		$174	3	0
	07/2025		$45	TWD	1,474	0	(1)
	09/2025	PEN	11,697		$3,192	20	0

JPM	04/2025	GBP	1,603		2,083	13	0
	04/2025	IDR	1,002,103		60	0	0
	04/2025	ILS	3,359		922	19	0
	04/2025	JPY	1,170,713		7,758	0	(48)
	04/2025	SGD	28		21	0	0
	04/2025	TWD	22,021		671	8	0
	04/2025		$74,912	EUR	69,453	188	0
	04/2025		325	IDR	5,344,742	0	(5)
	04/2025		4,398	INR	383,553	80	0
	04/2025		897	JPY	133,641	0	(6)
	04/2025		66	KRW	96,503	0	0
	04/2025		1,543	TWD	50,567	0	(20)
	04/2025	ZAR	3,855		$211	1	0
	05/2025	CNH	6,321		865	0	(7)
	05/2025	EUR	69,453		75,034	0	(187)
	05/2025	IDR	2,040,812		123	1	0
	05/2025	TRY	14,033		316	0	(38)
	05/2025		$3,829	CNH	27,758	5	(3)
	05/2025		7,758	JPY	1,166,787	48	0
	05/2025		96	TRY	4,264	12	0
	06/2025	CNH	6,335		$868	0	(8)
	06/2025	MXN	115,241		5,584	10	0
	06/2025	PLN	1,774		458	1	0
	06/2025		$3,152	PLN	12,213	7	(14)
	07/2025	CNH	14,192		$1,966	1	(2)
	07/2025	TWD	33,262		1,023	15	0
	08/2025	CNH	13,439		1,863	1	(5)
	08/2025	TWD	37,453		1,149	12	0
	08/2025		$82	TWD	2,674	0	0

MBC	04/2025	EUR	3,795		$4,126	22	0
	04/2025	GBP	3,556		4,611	18	0
	04/2025	JPY	1,082,300		7,300	84	0
	04/2025	SGD	234		175	1	0
	04/2025	TWD	30,110		931	24	0
	04/2025		$6,773	CHF	5,983	0	(10)
	04/2025		2,742	EUR	2,633	105	0
	04/2025		375	INR	32,547	5	0
	04/2025		15,842	JPY	2,355,500	0	(138)
	04/2025		1,054	TWD	34,642	0	(11)
	04/2025	ZAR	7,294		$399	2	0
	05/2025	CHF	5,961		6,773	10	0
	05/2025	CNH	14,740		2,033	1	(2)
	05/2025	IDR	1,207,012		73	0	0
	05/2025	JPY	543,700		3,620	0	(17)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	115

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025	THB	1,808		$54	$0	$0
	05/2025		$7,703	CNH	55,431	3	(55)
	06/2025	KRW	2,252,566		$1,566	31	0
	06/2025		$1,274	PLN	4,917	0	(8)
	07/2025	CNH	6,804		$944	1	0
	07/2025	TWD	15,818		485	6	0
	08/2025	CNH	9,719		1,348	1	(3)
	08/2025	TWD	18,609		569	4	0

MYI	04/2025	CAD	18,399		12,925	139	0
	04/2025	GBP	20,225		25,627	0	(499)
	04/2025	SGD	98		73	0	0
	04/2025		$239	TWD	7,824	0	(4)
	04/2025	ZAR	311,372		$17,033	69	0
	05/2025	IDR	1,160,223		70	0	0
	06/2025	CNH	2,003		276	0	(1)
	06/2025		$291	PLN	1,154	6	0

NGF	06/2025		858	KRW	1,222,057	0	(26)

RYL	04/2025		16,191	JPY	2,378,400	0	(334)

SCX	04/2025	JPY	336,055		$2,234	3	(10)
	04/2025	PEN	7,152		1,940	0	(7)
	04/2025	TWD	15,948		491	11	0
	04/2025		$930	IDR	15,221,402	0	(17)
	04/2025		66	KRW	96,400	0	0
	04/2025		183	NZD	324	1	0
	04/2025		341	TWD	11,224	0	(3)
	05/2025	CNH	95,250		$13,253	104	0
	05/2025	IDR	471,284		28	0	0
	05/2025		$2,477	JPY	371,528	10	(1)
	06/2025	CNH	1,462		$201	0	(1)
	06/2025		$687	MXN	14,088	0	(6)
	08/2025	TWD	11,131		$341	3	0

SSB	04/2025		$33,863	GBP	26,186	0	(38)
	05/2025	GBP	26,186		33,861	37	0

UAG	04/2025	IDR	2,533,969		153	1	0
	04/2025		$153	IDR	2,533,969	0	(1)
	04/2025		823	JPY	122,440	0	(7)
	05/2025		153	IDR	2,537,533	0	(1)
	06/2025		406	PLN	1,568	0	(2)

Total Forward Foreign Currency Contracts						$2,728	$(6,177)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC USD versus CNH	CNH	7.283	05/15/2025	8,000	$98	$32

MBC	Call - OTC USD versus CNH		7.500	05/13/2025	8,400	44	3

Total Purchased Options						$142	$35

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	5,500	$(8)	$(5)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	5,500	(10)	(7)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	11,000	(14)	(11)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	10,500	(9)	(10)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	10,500	(12)	(12)

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	5,000	(5)	(5)

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	4,900	(6)	(6)

						$(64)	$(56)

116	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC USD versus CNH	CNH	7.550	05/15/2025	8,000	$(35)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	2,700	$(5)	$(7)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	2,700	(5)	0

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	1,600	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	1,600	(6)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550%	04/11/2025	1,600	(6)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	1,600	(6)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	1,500	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	1,500	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	1,600	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	1,600	(5)	(7)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	2,100	(4)	(7)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	2,100	(4)	(2)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	3,000	(11)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	3,000	(11)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	3,000	(12)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	3,000	(12)	(11)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	4,400	(19)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	4,400	(19)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	2,400	(11)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	2,400	(11)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	2,400	(11)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	2,400	(11)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	2,500	(10)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	2,500	(10)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	2,400	(9)	(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	2,400	(9)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	2,500	(11)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	2,500	(11)	(9)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	2,600	(11)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	2,600	(11)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	1,500	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	1,500	(6)	0

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	2,000	(7)	(6)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	2,000	(8)	(2)

							$(299)	$(216)

Total Written Options							$(398)	$(274)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BRC	NextEra Energy Capital Holdings, Inc.	1.000%	Quarterly	12/20/2025	0.152%	$	1,000	$22	$(16)	$6	$0

CBK	Schlumberger Oilfield U.K. Limited	1.000	Quarterly	06/20/2025	0.123		2,200	9	(4)	5	0

GST	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029		900	(10)	9	0	(1)
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2026	0.374		900	21	(11)	10	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326		1,100	(9)	5	0	(4)

JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	‘0.540		1,600	(12)	21	9	0

MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.186		1,100	0	2	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.394		300	(4)	5	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.654		4,000	11	14	25	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.716		2,900	(10)	29	19	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.908		1,300	(25)	29	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029		5,400	(57)	54	0	(3)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	117

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2025	0.253%	$	400	$1	$0	$1	$0

								$(63)	$137	$82	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BRC	iTraxx Japan 43 5-Year Index	1.000%	Quarterly	06/20/2030	JPY	12,300	$2	$0	$2	$0

JPM	iTraxx Japan 43 5-Year Index	1.000	Quarterly	06/20/2030		42,100	6	0	6	0

							$8	$0	$8	$0

Total Swap Agreements							$(55)	$137	$90	$(8)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$152	$0	$0	$152	$(191)	$0	$0	$(191)	$(39)	$0	$(39)
BOA	13	0	0	13	(12)	0	0	(12)	1	0	1
BPS	147	0	0	147	(2,345)	(7)	0	(2,352)	(2,205)	2,302	97
BRC	6	0	8	14	(960)	(22)	0	(982)	(968)	1,156	188
BSH	228	0	0	228	(266)	0	0	(266)	(38)	283	245
CBK	613	0	5	618	(343)	(9)	0	(352)	266	0	266
DUB	191	0	0	191	(45)	0	0	(45)	146	0	146
FAR	203	0	0	203	(252)	(49)	0	(301)	(98)	0	(98)
GLM	51	32	0	83	(218)	(106)	0	(324)	(241)	272	31
GST	0	0	10	10	0	(45)	(5)	(50)	(40)	0	(40)
JPM	422	0	15	437	(343)	(5)	0	(348)	89	0	89
MBC	318	3	0	321	(244)	0	0	(244)	77	0	77
MYC	0	0	52	52	0	(17)	(3)	(20)	32	0	32
MYI	214	0	0	214	(504)	0	0	(504)	(290)	606	316
NGF	0	0	0	0	(26)	(8)	0	(34)	(34)	0	(34)
RBC	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
RYL	0	0	0	0	(334)	0	0	(334)	(334)	272	(62)
SCX	132	0	0	132	(45)	0	0	(45)	87	0	87
SSB	37	0	0	37	(38)	0	0	(38)	(1)	0	(1)
UAG	1	0	0	1	(11)	0	0	(11)	(10)	0	(10)

Total Over the Counter	$2,728	$35	$90	$2,853	$(6,177)	$(274)	$(8)	$(6,459)

(r)

Securities with an aggregate market value of $4,891 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

118	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,194	$1,194
Swap Agreements	0	188	0	0	1,156	1,344

	$0	$188	$0	$0	$2,350	$2,538

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,728	$0	$2,728
Purchased Options	0	0	0	35	0	35
Swap Agreements	0	90	0	0	0	90

	$0	$90	$0	$2,763	$0	$2,853

	$0	$278	$0	$2,763	$2,350	$5,391

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$114	$114
Futures	0	0	0	0	295	295
Swap Agreements	0	146	0	0	1,431	1,577

	$0	$146	$0	$0	$1,840	$1,986

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,177	$0	$6,177
Written Options	0	56	0	2	216	274
Swap Agreements	0	8	0	0	0	8

	$0	$64	$0	$6,179	$216	$6,459

	$0	$210	$0	$6,179	$2,056	$8,445

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$918	$918
Futures	0	0	0	0	(11,892)	(11,892)
Swap Agreements	0	19,124	0	0	8,521	27,645

	$0	$19,124	$0	$0	$(2,453)	$16,671

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,051	$0	$10,051
Purchased Options	0	0	0	29	915	944
Written Options	0	0	0	134	3,416	3,550
Swap Agreements	0	412	0	0	0	412

	$0	$412	$0	$10,214	$4,331	$14,957

	$0	$19,536	$0	$10,214	$1,878	$31,628

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(71)	$(71)
Futures	0	0	0	0	7,745	7,745
Swap Agreements	0	(9,094)	0	0	(8,674)	(17,768)

	$0	$(9,094)	$0	$0	$(1,000)	$(10,094)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,698)	$0	$(3,698)
Purchased Options	0	0	0	(106)	174	68
Written Options	0	9	0	33	(188)	(146)
Swap Agreements	0	(280)	0	0	0	(280)

	$0	$(271)	$0	$(3,771)	$(14)	$(4,056)

	$0	$(9,365)	$0	$(3,771)	$(1,014)	$(14,150)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	119

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)	March 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$30,049	$18,661	$48,710
Corporate Bonds & Notes
Banking & Finance	0	851,232	1,998	853,230
Industrials	0	971,685	2,374	974,059
Utilities	0	555,563	0	555,563
Municipal Bonds & Notes
California	0	7,254	0	7,254
Georgia	0	10,485	0	10,485
Illinois	0	2,101	0	2,101
Indiana	0	889	0	889
Ohio	0	11,949	0	11,949
Pennsylvania	0	12,509	0	12,509
Texas	0	9,957	0	9,957
Washington	0	1,042	0	1,042
U.S. Government Agencies	0	518,367	0	518,367
U.S. Treasury Obligations	0	797,145	0	797,145
Non-Agency Mortgage-Backed Securities	0	16,184	0	16,184
Asset-Backed Securities
CMBS Other	0	5,796	0	5,796
Home Equity Other	0	747	0	747
Home Equity Sequential	0	70	0	70
Other ABS	0	24,963	0	24,963
Sovereign Issues	0	134,237	0	134,237
Common Stocks
Financials	0	0	20	20
Industrials	0	0	1,752	1,752
Preferred Securities
Banking & Finance	5,554	112,498	0	118,052
Industrials	0	1,581	0	1,581
Utilities	0	6,407	0	6,407
Short-Term Instruments
Mutual Funds	0	327	0	327
U.S. Treasury Bills	0	603	0	603

	$5,554	$4,083,640	$24,805	$4,113,999

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$40,681	$0	$0	$40,681

Total Investments	$46,235	$4,083,640	$24,805	$4,154,680

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(4,870)	0	(4,870)

	$0	$(4,870)	$0	$(4,870)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	31	2,507	0	2,538
Over the counter	0	2,853	0	2,853

	$31	$5,360	$0	$5,391

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(144)	(1,745)	0	(1,889)
Over the counter	0	(6,459)	0	(6,459)

	$(144)	$(8,204)	$0	$(8,348)

Total Financial Derivative Instruments	$(113)	$(2,844)	$0	$(2,957)

Totals	$46,122	$4,075,926	$24,805	$4,146,853

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

120	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Credit Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 61.4%

ABG Intermediate Holdings LLC
6.575% due 12/21/2028	$252	$250

Acrisure LLC
7.325% due 11/06/2030	465	463

Ahead DB Holdings LLC
7.299% due 02/01/2031	294	294

AI Aqua Merger Sub, Inc.
7.323% due 07/31/2028	591	586

Alliant Holdings Intermediate LLC
7.069% due 09/19/2031	579	576

Alpha Generation LLC
7.075% due 09/30/2031	124	125

Altice France SA
9.802% due 08/15/2028	486	437

Amentum Government Services Holdings LLC
6.575% due 09/29/2031	249	242

American Airlines, Inc.
9.305% due 04/20/2028	195	199

AmWINS Group, Inc.
6.575% due 01/30/2032	150	149

AP Core Holdings LLC
9.939% due 09/01/2027	43	39

Apple Bidco LLC
6.825% due 09/23/2031	299	297

Applied Systems, Inc.
7.049% due 02/24/2031	1,092	1,093

Arches Buyer, Inc.
7.675% due 12/06/2027	294	288

Armor Holding LLC
7.967% due 12/11/2028	556	556

Artera Services LLC
8.799% due 02/15/2031	396	377

Ascend Learning LLC
7.325% due 12/11/2028	295	292

Aspire Bakeries Holdings LLC
8.575% due 12/13/2030	597	599

Assetmark Financial Holdings, Inc.
7.049% due 09/05/2031	399	397

AssuredPartners, Inc.
7.825% due 02/14/2031 ~	571	573

Asurion LLC
8.575% due 09/19/2030 ~	596	589

Athenahealth Group, Inc.
7.325% due 02/15/2029 ~	349	346

Auris Luxembourg III SARL
8.177% due 02/28/2029 •	323	323

Avalara, Inc.
TBD% due 03/19/2032	300	299

Barnes Group, Inc.
7.322% due 01/27/2032	450	448

Barracuda Networks, Inc.
8.791% due 08/15/2029	98	85

Bausch & Lomb Corp.
8.325% due 09/29/2028	689	688

Bausch Health Cos., Inc.
9.675% due 02/01/2027	727	727

BCPE Empire Holdings, Inc.
7.575% due 12/11/2030	725	716

Belron Finance U.S. LLC
7.052% due 10/16/2031 ~	473	472

Berlin Packaging LLC
7.799% - 7.823% due 06/07/2031 ~	296	296

BIP PipeCo Holdings LLC
6.544% due 12/06/2030	361	360

Blackhawk Network Holdings, Inc.
8.325% due 03/12/2029	397	396

Boxer Parent Co., Inc.
7.291% due 07/30/2031	499	491

Bracket Intermediate Holding Corp.
8.549% due 05/08/2028	491	494

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Broadstreet Partners, Inc.
7.325% due 06/13/2031 ~	$149	$148

Caesars Entertainment, Inc.
6.563% due 02/06/2030	123	123
6.563% due 02/06/2031	297	295

Cast & Crew Payroll LLC
8.075% due 12/29/2028 ~	297	287

Cengage Learning, Inc.
7.822% - 7.829% due 03/24/2031	422	419

Central Parent, Inc.
7.549% due 07/06/2029 ~	740	637

Century DE Buyer LLC
7.787% due 10/30/2030	124	124

Champ Acquisition Corp.
8.799% due 11/25/2031	99	100

Charter Communications Operating LLC
6.560% due 12/15/2031	100	99

Charter NEX U.S., Inc.
7.314% due 11/29/2030	490	490

Chobani LLC
6.825% due 10/25/2027	593	593

Clarios Global LP
7.075% due 01/28/2032	900	888

Cloud Software Group, Inc.
7.799% due 03/30/2029 ~	695	689
8.049% due 03/21/2031 ~	343	341

Clover Holdings 2 LLC
TBD% due 12/10/2029 ~µ	32	31
8.295% due 12/09/2031	375	371

Clydesdale Acquisition Holdings, Inc.
TBD% due 03/26/2032	369	367
TBD% due 03/26/2032 µ	6	6
7.500% due 04/13/2029 ~	1,017	1,013

CNT Holdings Corp.
6.802% due 11/08/2032	297	296

Cotiviti Corp.
7.073% due 05/01/2031	812	795

Covanta Holding Corp.
6.814% due 11/30/2028 ~	469	470
6.814% due 11/30/2028	26	26

Covia Holdings LLC
7.568% due 02/14/2032	400	399

CPPIB Capital, Inc.
7.049% due 08/20/2031	572	569

Creative Artists Agency LLC
7.075% due 10/01/2031 ~	99	98

Crown Subsea Communications Holding, Inc.
8.323% due 01/30/2031 ~	298	299

CSC Holdings LLC
8.819% due 01/18/2028	99	96
9.000% (PRIME + 1.500%) due 04/15/2027 ~	149	141

Cube Industrials Buyer, Inc.
7.793% due 10/17/2031 ~	600	597

CVENT, Inc.
7.049% due 06/17/2030	262	261

Darktrace PLC
7.535% due 10/09/2031 ~	375	372

Delta Topco, Inc.
7.069% due 11/30/2029	397	393

DirecTV Financing LLC
9.802% due 08/02/2029	401	396

Dotdash Meredith, Inc.
7.823% due 12/01/2028 ~	115	115

Dragon Buyer, Inc.
7.299% due 09/30/2031 ~	399	396

Dun & Bradstreet Corp.
6.572% due 01/18/2029 ~	677	676

Edelman Financial Center LLC
7.325% due 04/07/2028	99	99

Ellucian Holdings, Inc.
9.075% due 11/22/2032 ~	750	762

EMRLD Borrower LP
6.799% due 08/04/2031 ~	224	222

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Endeavor Group Holdings, Inc.
7.319% due 03/24/2032	$950	$949

Endo Luxembourg Finance Co. SARL
8.325% due 04/23/2031 ~	224	222

Ensono LP
8.439% due 05/26/2028	490	484

Envision Healthcare Corp.
11.152% due 07/20/2026 «	202	202
12.277% due 11/03/2028 «	824	836

EP Purchaser LLC
9.061% due 11/06/2028 ~	323	325

EPIC Crude Services LP
7.302% due 10/15/2031	375	375

EPIC Y-Grade Services LP
10.044% due 06/29/2029	547	548

Fertitta Entertainment LLC
7.825% due 01/27/2029 ~	294	290

Fiesta Purchaser, Inc.
7.575% due 02/12/2031	447	444

FinCo I LLC
6.575% due 06/27/2029	296	296

First Advantage Holdings LLC
7.575% due 10/31/2031	474	472

First Student Bidco, Inc.
6.799% due 07/21/2028	1,100	1,100

Focus Financial Partners LLC
7.075% due 09/15/2031 ~	249	247

Forest City Enterprises LP
7.939% due 12/08/2025	360	353

Fortis, Inc.
TBD% due 02/06/2032 «	125	124

Fortress Intermediate, Inc.
8.075% due 06/27/2031	572	572

Frontier Communications Corp.
6.792% due 07/01/2031	324	324

Garda World Security Corp.
7.322% due 02/01/2029	841	840

GBT U.S. LLC
6.802% due 07/28/2031	823	820

Gen II Fund Services LLC
6.967% due 11/26/2031 «•	300	298

Genesys Cloud Services, Inc.
6.825% due 01/30/2032	175	173

GFL Environmental, Inc.
6.819% due 02/04/2032	775	769

Golden State Foods LLC
8.564% due 12/04/2031 ~	473	475

Graham Packaging Co., Inc.
6.825% due 08/04/2027	25	25

Gray Television, Inc.
7.437% due 12/01/2028	280	258
9.573% due 06/04/2029 ~	149	144

Great Outdoors Group LLC
7.575% due 01/23/2032	294	294

Grinding Media, Inc.
7.819% due 10/12/2028 «	294	291

Guggenheim Partners LLC
6.799% due 11/26/2031	225	225

Gulfside Supply, Inc.
7.299% due 06/17/2031 ~	326	324

GVC Holdings Ltd.
7.053% due 10/31/2029	246	246

Hanger, Inc.
TBD% - 7.825% due 10/23/2031 •µ	40	40
TBD% - 7.825% due 10/23/2031	310	310

HUB International Ltd.
6.787% due 06/20/2030	695	693

Hudson River Trading LLC
7.322% due 03/18/2030	449	449

Hunter Douglas, Inc.
7.549% due 01/20/2032	493	472

INEOS Enterprises Holdings U.S. Finco LLC
8.163% due 07/08/2030 «	494	494

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	121

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

INEOS U.S. Finance LLC
7.325% due 02/07/2031	$347	$333

Instructure Holdings, Inc.
7.315% due 11/13/2031	450	447

Ion Trading Technologies SARL
TBD% due 04/01/2028	175	174

IRB Holding Corp.
6.825% due 12/15/2027	951	946

Isolved, Inc.
7.575% due 10/15/2030	421	422

Janney Montgomery Scott LLC
TBD% due 11/28/2031 •µ	86	86
TBD% due 11/28/2031 •	514	516

Janus International Group LLC
6.791% due 08/03/2030	222	222

Johnstone Supply LLC
6.822% due 06/09/2031	299	296

Jump Financial LLC
8.549% due 02/26/2032	299	301

Kaseya, Inc.
TBD% due 03/22/2032	575	574

Kohler Energy Co. LLC
8.049% due 05/01/2031 ~	504	497

KUEHG Corp.
7.549% due 06/12/2030	62	62

LABL, Inc.
9.425% due 10/30/2028 ~	80	67

LBM Acquisition LLC
8.175% due 06/06/2031	96	89

LC Ahab U.S. Bidco LLC
7.325% due 05/01/2031 ~	647	643

Lumen Technologies, Inc.
6.789% due 04/15/2030	424	408

M6 ETX Holdings Midco LLC
TBD% due 04/01/2032	450	450

Madison IAQ LLC
6.762% due 06/21/2028 ~	686	679

Madison Safety & Flow LLC
7.075% due 09/26/2031	249	249

Mauser Packaging Solutions Holding Co.
7.323% due 04/15/2027 ~	737	735

Mavis Tire Express Services Corp.
7.313% due 05/04/2028	594	591

McAfee LLC
7.323% due 03/01/2029 ~	1,116	1,068

Medline Borrower LP
6.575% due 10/23/2028 ~	492	491

MH Sub LLC
8.575% due 05/03/2028	366	348

MI Windows & Doors LLC
7.325% due 03/28/2031 ~	298	293

Mitchell International, Inc.
7.575% due 06/17/2031 ~	249	246

Modena Buyer LLC
8.791% due 07/01/2031 ~	399	387

Motion Finco SARL
7.799% due 11/12/2029	594	572

MPH Acquisition Holdings LLC
8.037% due 12/31/2030	40	40

Newfold Digital
7.929% due 02/10/2028 «~	380	283

NGP XI Midstream Holdings LLC
7.799% due 07/25/2031	499	497

NIELSEN CONSUMER INC.
7.825% due 03/06/2028	324	324

Nouryon Finance BV
7.553% due 04/03/2028 •	1,110	1,109

Nuvei Technologies Corp.
7.325% due 11/17/2031	750	746

Olympus Water U.S. Holding Corp.
7.299% due 06/20/2031	412	406

Omnia Partners LLC
7.040% - 7.050% due 07/25/2030 ~	397	395

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ontario Gaming GTA LP
8.549% due 08/01/2030	$272	$268

Opal BIDCO SAS
1.000% due 03/31/2032	375	373

Oregon Tool, Inc.
8.585% due 10/15/2029	168	125

Oscar AcquisitionCo LLC
8.549% due 04/29/2029	172	162

Ovation Parent, Inc.
TBD% - 7.068% due 02/26/2032 µ	30	30
TBD% - 7.068% due 02/26/2032	320	316

Padagis LLC
9.300% due 07/06/2028	300	282

Particle Investments SARL
8.075% due 03/28/2031	297	298

Peer Holding BV
6.799% due 07/01/2031	224	224

Pegasus Bidco BV
7.573% due 07/12/2029 «•	322	322

Peraton Corp.
8.175% due 02/01/2028	144	129

PG Investment Co. 59 SARL
7.299% due 03/26/2031 ~	374	375

Phoenix Guarantor, Inc.
6.825% due 02/21/2031 ~	835	833

Phoenix Newco, Inc.
6.825% due 11/15/2028	816	815

Planet U.S. Buyer LLC
7.319% due 02/07/2031	298	297

Polaris Newco LLC
8.302% due 06/02/2028 ~	656	630

Primo Brands Corp.
6.549% due 03/31/2028	590	588

Project Alpha Intermediate Holding, Inc.
7.549% due 10/28/2030 ~	547	546

Proofpoint, Inc.
7.325% due 08/31/2028 ~	615	614

PUG LLC
9.075% due 03/15/2030 «~	585	584

Quartz Acquireco LLC
6.549% due 06/28/2030 «	296	294

Quikrete Holdings, Inc.
6.575% due 02/10/2032	600	594

Radiate Holdco LLC
TBD% due 09/25/2026	249	214

Raven Acquisition Holdings LLC
TBD% due 11/19/2031 •µ	13	13
TBD% due 11/19/2031 ~	187	185

RealPage, Inc.
7.561% due 04/24/2028	918	907

Renaissance Holdings Corp.
8.325% due 04/05/2030	395	388

Rockpoint Gas Storage Partners LP
1.000% due 09/18/2031	374	374

Scientific Games Holdings LP
7.296% due 04/04/2029 ~	780	777

SCIH Salt Holdings, Inc.
7.291% due 01/31/2029	147	146

Sedgwick Claims Management Services, Inc.
7.313% due 07/31/2031	296	295

Select Medical Corp.
6.325% due 12/03/2031	53	53

SolarWinds Holdings LLC
7.075% due 03/12/2032	300	292

Sotera Health Holdings LLC
7.549% due 05/30/2031	124	124

Specialty Building Products Holdings LLC
8.175% due 10/15/2028 ~	122	117

Speedster Bidco GMBH
TBD% due 12/10/2031 •	500	500

Spirit AeroSystems, Inc.
8.791% due 01/15/2027 ~	390	391

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Spring Education Group, Inc.
8.299% due 10/04/2030 ~	$198	$197

Star Parent, Inc.
8.299% due 09/27/2030	596	570

Stonepeak Nile Parent LLC
TBD% due 02/04/2032	700	698

Surgery Center Holdings, Inc.
7.072% due 12/19/2030	715	715

Syniverse Holdings, Inc.
11.299% due 05/13/2027	542	533

Tacala LLC
7.825% due 01/31/2031	521	522

Tecta America Corp.
7.325% due 02/18/2032	225	224

TGP Holdings III LLC
7.675% due 06/29/2028	276	253

Tidal Waste & Recycling Holdings LLC
7.799% due 10/24/2031	450	451

TIH Insurance Holdings LLC
7.049% due 05/06/2031 ~	460	457

TK Elevator U.S. Newco, Inc.
7.737% - 7.746% due 04/30/2030 •	442	442

TransDigm, Inc.
6.799% due 02/28/2031	640	637

Travel & Leisure Co.
6.825% due 12/14/2029	198	198

Trident TPI Holdings, Inc.
8.049% due 09/15/2028 ~	396	383

U.S. Renal Care, Inc.
9.439% due 06/20/2028 ~	547	512

UFC Holdings LLC
6.580% due 11/21/2031	524	523

UGI Energy Services LLC
6.825% due 02/22/2030	184	184

UKG, Inc.
7.300% due 02/10/2031 ~	1,023	1,022

United Talent Agency LLC
8.075% due 07/07/2028 «~	1,023	1,027

Univision Communications, Inc.
8.549% due 06/24/2029	94	92

USI, Inc.
6.549% due 11/21/2029 ~	304	301
6.549% due 09/29/2030	296	293

Varsity Brands, Inc.
7.819% due 08/26/2031	400	393

Veritiv Corp.
8.299% due 11/30/2030	400	398

Virgin Media Bristol LLC
7.684% due 01/31/2029 ~	425	418

Vista Management Holding, Inc.
TBD% due 03/26/2031 «	250	249

VS Buyer LLC
7.072% due 04/12/2031	821	822

Wand NewCo 3, Inc.
6.825% due 01/30/2031	482	476

WaterBridge Midstream Operating LLC
8.315% due 05/10/2029 ~	498	500
9.053% due 06/27/2029	274	272

WCG Intermediate Corp.
7.325% due 02/25/2032	199	198

Weber-Stephen Products LLC
7.689% due 10/30/2027	197	191

Whatabrands LLC
6.825% due 08/03/2028	295	295

White Cap Buyer LLC
7.575% due 10/19/2029 ~	175	170

Worldwide Express Operations LLC
8.299% due 07/26/2028 ~	343	339

X Corp.
10.949% due 10/26/2029 ~	1,175	1,169

Xplor T1 LLC
7.799% due 06/24/2031 «	423	423

122	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Zayo Group Holdings, Inc.
7.439% due 03/09/2027 ~	$200	$187

Zelis Payments Buyer Inc.
7.575% - 9.750% (PRIME + 2.250%) due 11/26/2031 ~	524	523

Zuora, Inc.
7.825% due 02/14/2032	650	643

Total Loan Participations and Assignments (Cost $92,479)		92,231

CORPORATE BONDS & NOTES 30.1%

BANKING & FINANCE 5.8%

Alliant Holdings Intermediate LLC
6.500% due 10/01/2031	100	98
6.750% due 10/15/2027	300	299

Allied Universal Holdco LLC
4.625% due 06/01/2028	325	308

Baldwin Insurance Group Holdings LLC
7.125% due 05/15/2031	200	203

Brandywine Operating Partnership LP
8.875% due 04/12/2029	150	157

Burford Capital Global Finance LLC
9.250% due 07/01/2031	500	528

Coinbase Global, Inc.
3.375% due 10/01/2028	175	158

Encore Capital Group, Inc.
8.500% due 05/15/2030	675	697

Freedom Mortgage Corp.
12.000% due 10/01/2028	325	349

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032	300	293

GGAM Finance Ltd.
8.000% due 02/15/2027	75	77

GN Bondco LLC
9.500% due 10/15/2031	550	551

Hudson Pacific Properties LP
5.950% due 02/15/2028	250	217

Icahn Enterprises LP
6.250% due 05/15/2026	180	178
9.000% due 06/15/2030	125	118
9.750% due 01/15/2029	200	199

Iron Mountain Information Management Services, Inc.
5.000% due 07/15/2032	50	46

Iron Mountain, Inc.
4.500% due 02/15/2031	150	138
5.250% due 07/15/2030	150	144

Jefferies Finance LLC
5.000% due 08/15/2028	200	188

Jefferson Capital Holdings LLC
9.500% due 02/15/2029	400	426

Ladder Capital Finance Holdings LLLP
7.000% due 07/15/2031	225	231

Nationstar Mortgage Holdings, Inc.
7.125% due 02/01/2032	350	364

Navient Corp.
4.875% due 03/15/2028	175	167

Newmark Group, Inc.
7.500% due 01/12/2029	650	682

OneMain Finance Corp.
6.625% due 05/15/2029	250	251
7.125% due 03/15/2026	150	152

Oxford Finance LLC
6.375% due 02/01/2027	200	198

Panther Escrow Issuer LLC
7.125% due 06/01/2031	75	77

Pebblebrook Hotel LP
6.375% due 10/15/2029	50	50

PennyMac Financial Services, Inc.
7.125% due 11/15/2030	250	254

PRA Group, Inc.
8.875% due 01/31/2030	150	157

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rfna LP
7.875% due 02/15/2030	$25	$25

RLJ Lodging Trust LP
4.000% due 09/15/2029	275	247

Starwood Property Trust, Inc.
6.500% due 07/01/2030	250	250

USI, Inc.
7.500% due 01/15/2032	225	230

XHR LP
6.625% due 05/15/2030	50	49

		8,756

INDUSTRIALS 23.3%

Ahead DB Holdings LLC
6.625% due 05/01/2028	350	342

Albertsons Cos., Inc.
4.875% due 02/15/2030	50	48

Altice France SA
8.125% due 02/01/2027	725	649

ams-OSRAM AG
12.250% due 03/30/2029	225	231

Ardagh Metal Packaging Finance USA LLC
4.000% due 09/01/2029	275	235

Aris Water Holdings LLC
7.250% due 04/01/2030	100	101

Ascent Resources Utica Holdings LLC
6.625% due 10/15/2032	75	75
9.000% due 11/01/2027	100	123

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	475	430

Axon Enterprise, Inc.
6.125% due 03/15/2030	150	152
6.250% due 03/15/2033	50	51

B&G Foods, Inc.
8.000% due 09/15/2028	100	101

B.C. Unlimited Liability Co.
3.500% due 02/15/2029	100	93

Bausch Health Cos., Inc.
4.875% due 06/01/2028	100	81

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027	150	148

Beacon Roofing Supply, Inc.
4.125% due 05/15/2029	100	101

Block, Inc.
6.500% due 05/15/2032	390	394

Builders FirstSource, Inc.
5.000% due 03/01/2030	100	96

Capstone Borrower, Inc.
8.000% due 06/15/2030	50	51

Carnival Corp.
5.750% due 03/15/2030	300	299
6.125% due 02/15/2033	400	394

CCO Holdings LLC
4.750% due 03/01/2030	500	464
5.375% due 06/01/2029	575	557

Cerdia Finanz GmbH
9.375% due 10/03/2031	175	179

Charles River Laboratories International, Inc.
3.750% due 03/15/2029	100	92

Chord Energy Corp.
6.750% due 03/15/2033	350	348

Churchill Downs, Inc.
4.750% due 01/15/2028	200	194

Clarivate Science Holdings Corp.
3.875% due 07/01/2028	250	232
4.875% due 07/01/2029	100	89

Clear Channel Outdoor Holdings, Inc.
7.750% due 04/15/2028	175	151

Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032 (a)	100	101

CommScope LLC
4.750% due 09/01/2029	76	68

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.125% due 07/01/2028	$50	$44
8.250% due 03/01/2027	75	71

CommScope Technologies LLC
5.000% due 03/15/2027	450	405

Community Health Systems, Inc.
6.000% due 01/15/2029	25	22
6.875% due 04/15/2029	275	179
8.000% due 12/15/2027	450	446

CoreLogic, Inc.
4.500% due 05/01/2028	300	280

CQP Holdco LP
5.500% due 06/15/2031	250	240

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	100	92

CSC Holdings LLC
5.375% due 02/01/2028	50	43
5.500% due 04/15/2027	225	209
6.500% due 02/01/2029	225	186
7.500% due 04/01/2028	100	71
11.250% due 05/15/2028	100	97
11.750% due 01/31/2029	225	218

DaVita, Inc.
6.875% due 09/01/2032	75	75

Dcli Bidco LLC
7.750% due 11/15/2029	175	180

DISH DBS Corp.
5.250% due 12/01/2026	700	644
7.375% due 07/01/2028	100	72
7.750% due 07/01/2026	175	151

DISH Network Corp.
11.750% due 11/15/2027	275	290

DT Midstream, Inc.
4.125% due 06/15/2029	100	94

Dye & Durham Ltd.
8.625% due 04/15/2029	100	103

EQM Midstream Partners LP
7.500% due 06/01/2030	225	243

Frontier Communications Holdings LLC
6.750% due 05/01/2029	100	101

Gap, Inc.
3.625% due 10/01/2029	75	68

GFL Environmental, Inc.
4.375% due 08/15/2029	250	236

Global Medical Response, Inc.
10.000% due 10/31/2028	354	354

Goat Holdco LLC
6.750% due 02/01/2032	250	245

goeasy Ltd.
6.875% due 05/15/2030	150	147
7.625% due 07/01/2029	175	175
9.250% due 12/01/2028	500	525

Gray Television, Inc.
4.750% due 10/15/2030	575	365

Griffon Corp.
5.750% due 03/01/2028	200	196

Gulfport Energy Corp.
6.750% due 09/01/2029	100	101

GYP Holdings Corp.
4.625% due 05/01/2029	300	281

Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029	100	93

Hologic, Inc.
3.250% due 02/15/2029	200	185

Howard Midstream Energy Partners LLC
8.875% due 07/15/2028	300	313

Imola Merger Corp.
4.750% due 05/15/2029	275	261

JELD-WEN, Inc.
4.875% due 12/15/2027	225	211

KBR, Inc.
4.750% due 09/30/2028	400	381

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029	350	342

LBM Acquisition LLC
6.250% due 01/15/2029	200	171

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	123

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Level 3 Financing, Inc.
10.500% due 04/15/2029	$225	$249
11.000% due 11/15/2029	63	70

LifePoint Health, Inc.
8.375% due 02/15/2032	150	151

Live Nation Entertainment, Inc.
3.750% due 01/15/2028	100	95

Magnolia Oil & Gas Operating LLC
6.875% due 12/01/2032	200	200

Matador Resources Co.
6.250% due 04/15/2033	250	244
6.500% due 04/15/2032	150	149

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	200	196

MEG Energy Corp.
5.875% due 02/01/2029	200	197

MGM Resorts International
5.500% due 04/15/2027	125	124

Mineral Resources Ltd.
8.000% due 11/01/2027	100	99
9.250% due 10/01/2028	450	450

Molina Healthcare, Inc.
4.375% due 06/15/2028	200	191

MPH Acquisition Holdings LLC
5.750% due 12/31/2030	121	88

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (b)	63	55

NCL Corp. Ltd.
8.125% due 01/15/2029	175	184

NCR Atleos Corp.
9.500% due 04/01/2029	100	109

NCR Voyix Corp.
5.125% due 04/15/2029	25	24

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	200	174

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028 «	200	164

Nexstar Media, Inc.
4.750% due 11/01/2028	100	94

NFE Financing LLC
12.000% due 11/15/2029	146	123

Northriver Midstream Finance LP
6.750% due 07/15/2032	250	253

Novelis Corp.
4.750% due 01/30/2030	300	280

Novelis, Inc.
6.875% due 01/30/2030	75	76

NuStar Logistics LP
6.000% due 06/01/2026	100	101

Olympus Water U.S. Holding Corp.
7.125% due 10/01/2027	150	150
7.250% due 06/15/2031	100	98

ON Semiconductor Corp.
3.875% due 09/01/2028	200	187

OneSky Flight LLC
8.875% due 12/15/2029	150	152

Open Text Corp.
3.875% due 02/15/2028	275	259

Organon & Co.
4.125% due 04/30/2028	400	374
6.750% due 05/15/2034	125	123

Performance Food Group, Inc.
4.250% due 08/01/2029	225	211

Permian Resources Operating LLC
6.250% due 02/01/2033	25	25

Perrigo Finance Unlimited Co.
6.125% due 09/30/2032	150	148

PetSmart, Inc.
4.750% due 02/15/2028	200	187

Post Holdings, Inc.
6.250% due 10/15/2034	175	173

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	125	118

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Prime Security Services Borrower LLC
3.375% due 08/31/2027	$100	$95

Primo Water Holdings, Inc.
4.375% due 04/30/2029	100	96

Quikrete Holdings, Inc.
6.375% due 03/01/2032	100	101

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029	100	106

Rakuten Group, Inc.
8.125% due 12/15/2029 •(d)	75	74

Rand Parent LLC
8.500% due 02/15/2030	300	297

Raven Acquisition Holdings LLC
6.875% due 11/15/2031	225	219

Rivers Enterprise Borrower LLC
6.625% due 02/01/2033	25	25

Rockies Express Pipeline LLC
6.750% due 03/15/2033	150	153

Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028	600	598

Sable International Finance Ltd.
7.125% due 10/15/2032	400	384

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	175	167

Scripps Escrow, Inc.
3.875% due 01/15/2029	50	39

Seadrill Finance Ltd.
8.375% due 08/01/2030	575	575

Seagate HDD Cayman
4.091% due 06/01/2029	125	118
8.250% due 12/15/2029	100	106

Shift4 Payments LLC
6.750% due 08/15/2032	100	101

Sitio Royalties Operating Partnership LP
7.875% due 11/01/2028	300	309

SM Energy Co.
6.500% due 07/15/2028	50	50
6.625% due 01/15/2027	50	50
6.750% due 08/01/2029	100	99
7.000% due 08/01/2032	100	98

Snap, Inc.
6.875% due 03/01/2033	100	100

Sotera Health Holdings LLC
7.375% due 06/01/2031	325	331

Specialty Building Products Holdings LLC
7.750% due 10/15/2029	75	69

Spirit AeroSystems, Inc.
9.750% due 11/15/2030	400	442

Stagwell Global LLC
5.625% due 08/15/2029	100	95

Standard Building Solutions, Inc.
6.500% due 08/15/2032	50	50

Standard Industries, Inc.
4.750% due 01/15/2028	200	194

Star Leasing Co. LLC
7.625% due 02/15/2030	125	120

Station Casinos LLC
4.500% due 02/15/2028	275	264

Strathcona Resources Ltd.
6.875% due 08/01/2026	450	449

Surgery Center Holdings, Inc.
7.250% due 04/15/2032	300	297

TEGNA, Inc.
4.625% due 03/15/2028	375	356
5.000% due 09/15/2029	100	93

Tenet Healthcare Corp.
4.375% due 01/15/2030	100	94

TopBuild Corp.
4.125% due 02/15/2032	350	312

Transocean Aquila Ltd.
8.000% due 09/30/2028	122	125

TreeHouse Foods, Inc.
4.000% due 09/01/2028	175	158

TriNet Group, Inc.
3.500% due 03/01/2029	100	91

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Triumph Group, Inc.
9.000% due 03/15/2028	$554	$583

Twilio, Inc.
3.625% due 03/15/2029	100	93

United Rentals North America, Inc.
4.875% due 01/15/2028	50	49

Univision Communications, Inc.
4.500% due 05/01/2029	175	155
8.500% due 07/31/2031	175	171

USA Compression Partners LP
7.125% due 03/15/2029	100	102

Valaris Ltd.
8.375% due 04/30/2030	275	276

Venture Global LNG, Inc.
7.000% due 01/15/2030	275	271
8.125% due 06/01/2028	325	332
9.875% due 02/01/2032	700	744

Vertiv Group Corp.
4.125% due 11/15/2028	100	95

Victoria’s Secret & Co.
4.625% due 07/15/2029	200	175

Viking Cruises Ltd.
5.875% due 09/15/2027	100	100

Virgin Media Vendor Financing Notes DAC
5.000% due 07/15/2028	175	166

Viridien
8.750% due 04/01/2027	250	255

VOC Escrow Ltd.
5.000% due 02/15/2028	100	98

Walgreens Boots Alliance, Inc.
8.125% due 08/15/2029	225	230

Waste Pro USA, Inc.
7.000% due 02/01/2033	75	75

Wayfair LLC
7.250% due 10/31/2029	100	96
7.750% due 09/15/2030	250	242

WESCO Distribution, Inc.
6.375% due 03/15/2033	150	151

WEX, Inc.
6.500% due 03/15/2033	75	74

Williams Scotsman, Inc.
6.625% due 06/15/2029	100	101

Wynn Resorts Finance LLC
6.250% due 03/15/2033	100	97

Zayo Group Holdings, Inc.
4.000% due 03/01/2027	200	182

Zegona Finance PLC
8.625% due 07/15/2029	200	212

ZoomInfo Technologies LLC
3.875% due 02/01/2029	200	184

		35,030

UTILITIES 1.0%

Aethon United BR LP
7.500% due 10/01/2029	275	280

Antero Midstream Partners LP
6.625% due 02/01/2032	75	76

Calpine Corp.
4.500% due 02/15/2028	175	170
5.125% due 03/15/2028	250	246

ContourGlobal Power Holdings SA
6.750% due 02/28/2030	325	327

Edison International
8.125% due 06/15/2053 •	75	73

Genesis Energy LP
8.000% due 05/15/2033	50	51

NRG Energy, Inc.
5.750% due 07/15/2029	25	25

Vistra Operations Co. LLC
6.875% due 04/15/2032	200	204

		1,452

Total Corporate Bonds & Notes (Cost $45,055)		45,238

124	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 2.6%

U.S. Treasury Notes
3.875% due 08/15/2034	$575	$561
4.125% due 10/31/2031	100	100
4.625% due 06/30/2025	3,200	3,202

Total U.S. Treasury Obligations (Cost $3,854)		3,863

	SHARES
COMMON STOCKS 0.4%

ENERGY 0.0%

New Fortress Energy, Inc. «(c)	4,142	33

HEALTH CARE 0.4%

Amsurg Equity «(c)(e)	11,642	544

Total Common Stocks (Cost $487)		577

Total Investments in Securities (Cost $141,875)		141,909

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.3%

SHORT-TERM INSTRUMENTS 2.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%

PIMCO Short-Term Floating NAV Portfolio III	365,666	$3,559

Total Short-Term Instruments (Cost $3,560)		3,559

Total Investments in Affiliates (Cost $3,560)		3,559

Total Investments 96.8% (Cost $145,435)		$145,468

Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $1,129)		1

Other Assets and Liabilities, net 3.2%		4,778

Net Assets 100.0%		$150,247

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security did not produce income within the last twelve months.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$487	$544	0.36%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(709) at a weighted average interest rate of 4.904%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2025	23	$4,765	$31	$0	$0
U.S. Treasury 5-Year Note June Futures	06/2025	43	4,651	74	0	(2)

Total Futures Contracts				$105	$0	$(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	125

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2029	1.924%	$	400	$54	$(7)	$47	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$	11,625	$930	$(290)	$640	$3	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		2,800	145	4	149	2	0

						$1,075	$(286)	$789	$5	$0

Total Swap Agreements						$1,129	$(293)	$836	$5	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(5)				Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$5	$5	$0		$(2)		$(2)		$(4)

Cash of $1,776 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$5	$0	$0	$0	$5

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$0	$2	$4

126	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(233)	$(233)
Swap Agreements	0	625	0	0	226	851

	$0	$625	$0	$0	$(7)	$618

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1
Swap Agreements	0	0	0	0	596	596

	$0	$0	$0	$1	$596	$597

	$0	$625	$0	$1	$589	$1,215

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$120	$120
Swap Agreements	0	(384)	0	0	0	(384)

	$0	$(384)	$0	$0	$120	$(264)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1)	$0	$(1)
Swap Agreements	0	0	0	0	(419)	(419)

	$0	$0	$0	$(1)	$(419)	$(420)

	$0	$(384)	$0	$(1)	$(299)	$(684)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$86,804	$5,427	$92,231
Corporate Bonds & Notes
Banking & Finance	0	8,756	0	8,756
Industrials	0	34,866	164	35,030
Utilities	0	1,452	0	1,452
U.S. Treasury Obligations	0	3,863	0	3,863
Common Stocks
Energy	0	0	33	33
Health Care	0	0	544	544

	$0	$135,741	$6,168	$141,909

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,559	$0	$0	$3,559

Total Investments	$3,559	$135,741	$6,168	$145,468

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$5	$0	$5

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(3)	$0	$(3)

Total Financial Derivative Instruments	$0	$2	$0	$2

Totals	$3,559	$135,743	$6,168	$145,470

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	127

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)	March 31, 2025

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$1,515	$3,084	$(537)	$2	$0	$3	$1,360	$0	$5,427	$12
Corporate Bonds & Notes
Industrials	0	0	0	0	0	0	164	0	164	0
Common Stocks
Energy	0	0	0	0	0	33	0	0	33	33
Health Care	576	0	0	0	0	(32)	0	0	544	(32)

Totals	$2,091	$3,084	$(537)	$2	$0	$4	$1,524	$0	$6,168	$13

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$202	Comparable Companies	EBITDA Multiple	X	14.000	—
	283	Indicative Market Quotation	Broker Quote		74.500	—
	4,942	Third Party Vendor	Broker Quote		99.125-101.500	100.161
Corporate Bonds & Notes
Industrials	164	Indicative Market Quotation	Broker Quote		82.000	—
Common Stocks
Energy	33	Reference Instrument	Stock Price w/Liquidity Discount		6.000	—
Health Care	544	Comparable Companies	EBITDA Multiple	X	14.000	—

Total	$6,168

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

128	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Income Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 141.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.8%

Aligned Data Centers International LP
7.799% due 05/16/2028 «~		$28,800	$28,882

Altice France SA
8.285% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	496	482
9.802% due 08/15/2028 •		$5,958	5,356

American Airlines, Inc.
9.305% due 04/20/2028 •		3,033	3,098

Avolon TLB Borrower 1 U.S. LLC
6.072% due 06/24/2030 •		2,513	2,513

Carnival Corp.
6.325% due 10/18/2028		1,522	1,523

Databricks, Inc.
TBD% due 01/03/2031 «µ		4,621	4,656
TBD% due 01/03/2031 «		20,879	21,035

Envision Healthcare Corp.
11.152% due 07/20/2026 «		9,435	9,435
12.277% due 11/03/2028 «		36,405	36,951

Finastra U.S.A., Inc.
TBD% - 11.428% due 09/13/2029 «µ		254	254
TBD% - 11.428% due 09/13/2029 «		2,422	2,452

Hudson’s Bay Co.
TBD% due 04/03/2026 «		2,904	2,862

iHeartCommunications, Inc.
10.209% due 05/01/2029		4,552	3,711

Lealand Finance Co. BV
7.439% due 06/30/2027 ~		156	83

Lealand Finance Co. BV (5.439% Cash and 3.000% PIK)
8.439% due 12/31/2027 ~(c)		664	289

Ocs Group Holdings Ltd.
10.450% due 11/27/2031 ~	GBP	2,700	3,486

Pantheon Senior Debt III (PSD III)
1.000% due 03/26/2026 «		$3,800	3,800

Poseidon Bidco SASU
7.355% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	16,300	12,462

Project Alpha Investindustrial
4.594% (EUR001M + 2.100%) due 02/27/2026 «~(m)		2,174	2,350

Project FLASH
TBD% - 6.800% due 01/09/2030 «µ		$6,590	6,508

Project Hudson II
7.730% due 05/29/2026 «		5,000	5,067

Republic of Panama
TBD% due 04/01/2027 «	EUR	27,900	30,168

SCUR-Alpha 1503 GmbH
8.112% (EUR003M + 5.500%) due 03/29/2030 ~		9,100	9,546
9.791% due 03/29/2030 ~		$16,369	15,302

Softbank Vision Fund II
6.000% due 12/23/2025 «•		21,552	21,356

Subcalidora 2 SARL
8.105% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	7,900	8,585

Syniverse Holdings, Inc.
11.299% due 05/13/2027 •		$6,640	6,535

TransDigm, Inc.
6.799% due 02/28/2031 •		61,204	60,936

Turkiye Vakiflar Bankasi TAO
5.785% (EUR003M + 3.000%) due 12/15/2028 «~	EUR	8,000	8,586

U.S. Renal Care, Inc.
9.439% due 06/20/2028 ~		$2,084	1,949

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Westmoreland Coal Co.
8.000% due 03/15/2029 «		$88	$33

Total Loan Participations and Assignments (Cost $322,287)			320,251

CORPORATE BONDS & NOTES 17.0%

BANKING & FINANCE 9.3%

Alamo Re Ltd.
12.042% due 06/07/2027 ~		3,000	3,148
15.542% due 06/08/2026 ~		3,200	3,360

Ally Financial, Inc.
5.800% due 05/01/2025		2,900	2,902

Armor RE Ltd.
12.792% due 01/07/2032 •		250	254
14.542% due 05/07/2031 ~		1,200	1,263

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		6,230	5,834

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	26,441	28,330

Banco Santander SA
5.552% due 03/14/2028 •		$16,000	16,258
5.565% due 01/17/2030		21,600	22,179
6.527% due 11/07/2027 •		9,200	9,476
6.607% due 11/07/2028		7,200	7,654

Bank of America Corp.
3.824% due 01/20/2028 •		700	691
4.827% due 07/22/2026 •		800	800

Bank of Montreal
4.567% due 09/10/2027 •		5,300	5,304
5.238% due 09/10/2027 •		9,000	9,033

Bank of Nova Scotia
4.404% due 09/08/2028 •		3,900	3,882
4.900% due 06/04/2025 •(j)(k)		1,326	1,320
5.358% due 09/08/2028 ~		10,100	10,160

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		4,200	4,267
5.429% due 02/16/2028 •		7,900	7,956

Barclays PLC
4.837% due 09/10/2028 •		5,300	5,306
5.674% due 03/12/2028 •		1,900	1,934
5.848% due 03/12/2028 •		4,500	4,562
6.224% due 05/09/2034 •		10,686	11,137
6.496% due 09/13/2027 •		18,300	18,751

Bayou Re Ltd.
12.782% due 04/30/2031 •		500	531
22.782% due 04/30/2031 ~		600	675

BNP Paribas SA
5.497% due 05/20/2030 •		9,800	9,977

Bonanza RE Ltd.
4.282% due 01/08/2026 ~		250	203

BPCE SA
5.203% due 01/18/2027		4,500	4,554
6.612% due 10/19/2027 •		26,300	27,019

CaixaBank SA
6.684% due 09/13/2027 •		12,400	12,753

Cape Lookout Re Ltd.
11.192% due 03/13/2032 •		3,700	3,700
12.282% due 04/05/2027 •		600	617

Charles River Re Ltd.
11.042% due 05/10/2031 •		250	255

CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(d)		300	35
4.450% due 08/17/2026 ^(d)		200	23
5.950% due 10/20/2025 ^(d)		200	24
6.000% due 07/16/2025 ^(d)		200	24

Citigroup, Inc.
3.106% due 04/08/2026 •		400	400

CoStar Group, Inc.
2.800% due 07/15/2030		6,420	5,719

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(d)		1,400	138
3.125% due 10/22/2025 ^(d)		1,600	160
3.875% due 10/22/2030 ^(d)		700	70

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	2,500	$730

Credit Agricole SA
4.631% due 09/11/2028 •		$3,200	3,191
5.569% due 09/11/2028 •		6,200	6,252

Credit Suisse AG AT1 Claim		37,150	4,458

Danske Bank AS
5.427% due 03/01/2028 •		4,500	4,576

Deutsche Bank AG
3.547% due 09/18/2031 •		3,732	3,433
4.999% due 09/11/2030 •		2,800	2,787
6.720% due 01/18/2029 •		1,568	1,642
7.146% due 07/13/2027 •		3,500	3,599

East Lane Re Ltd.
13.542% due 03/31/2026 ~		2,800	2,821

EPR Properties
4.750% due 12/15/2026		627	624
4.950% due 04/15/2028		316	313

Equitable Financial Life Global Funding
4.875% due 11/19/2027		10,000	10,059

Everglades Re Ltd.
14.792% due 05/13/2031 •		2,660	2,808
15.792% due 05/13/2031 •		2,660	2,807
17.042% due 05/13/2027 •		2,660	2,795

F&G Global Funding
5.875% due 06/10/2027		4,900	5,002

Ford Credit Canada Co.
6.777% due 09/15/2025	CAD	2,700	1,901
7.000% due 02/10/2026		9,800	6,981

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		$12,400	11,961
3.815% due 11/02/2027		2,104	2,008
4.542% due 08/01/2026		1,300	1,284
4.950% due 05/28/2027		11,205	11,045
5.125% due 11/05/2026		7,400	7,354
5.800% due 03/05/2027		22,200	22,305
5.808% due 11/05/2026 ~		11,000	11,022
6.950% due 03/06/2026		500	506
6.950% due 06/10/2026		900	914
7.350% due 11/04/2027		400	415

GLP Capital LP
4.000% due 01/15/2031		1,000	933
5.300% due 01/15/2029		902	904

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		1,600	1,571
4.223% due 05/01/2029 •		1,800	1,776
5.049% due 07/23/2030 •		1,400	1,412
6.484% due 10/24/2029 •		24,200	25,568

Greengrove RE Ltd.
12.042% due 04/08/2032 •		1,000	1,004

Hardwood Funding LLC
4.980% due 06/07/2028 «(b)(m)		3,100	3,112
5.070% due 06/07/2030 «(b)(m)		2,000	2,009

Hestia Re Ltd.
11.042% due 03/13/2032 ~		400	399
12.542% due 03/13/2032 ~		400	399

Hexagon RE Ltd.
11.244% due 01/07/2031 ~	EUR	1,962	2,187

HSBC Holdings PLC
4.041% due 03/13/2028 •		$3,070	3,033
4.583% due 06/19/2029 •		1,000	991
5.887% due 08/14/2027 •		13,700	13,919

Integrity RE Ltd.
16.532% due 06/06/2028 ~		400	403

Integrity Re Ltd.
21.292% due 06/08/2026 •		1,100	1,186
27.292% due 06/08/2026 ~		500	519

Integrity RE Ltd.
29.782% due 06/06/2027 ~		400	398

Intesa Sanpaolo SpA
7.200% due 11/28/2033		4,200	4,661

Jackson National Life Global Funding
5.550% due 07/02/2027		8,800	8,970

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	129

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase & Co.
3.509% due 01/23/2029 •		$900	$875
3.960% due 01/29/2027 •		1,700	1,692
4.005% due 04/23/2029 •		1,763	1,733
4.323% due 04/26/2028 •		600	597
4.979% due 07/22/2028 •		7,200	7,265
5.288% due 07/22/2028 •		21,200	21,298
5.581% due 04/22/2030 •		400	413
6.070% due 10/22/2027 •		7,400	7,576

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	2,211	2,361

Kizuna RE Pte. Ltd.
7.042% due 04/09/2029 ~		$600	619

Lloyds Banking Group PLC
3.750% due 01/11/2027		13,045	12,873
5.462% due 01/05/2028 •		11,000	11,145

Longleaf Pine Re Ltd.
21.792% due 05/27/2031 ~		1,700	1,801

LPL Holdings, Inc.
5.200% due 03/15/2030		10,400	10,445

Mizuho Financial Group, Inc.
5.382% due 07/10/2030 •		4,100	4,186

MMIFS Re Ltd.
5.783% due 01/10/2033 ~	CAD	700	485

Morgan Stanley
4.679% due 07/17/2026 •		$600	600
5.123% due 02/01/2029 •		1,100	1,115
6.138% due 10/16/2026 •		500	504

Morgan Stanley Bank NA
5.296% due 07/14/2028 •		50,900	51,123

Nationwide Building Society
3.960% due 07/18/2030 •		2,390	2,299
4.302% due 03/08/2029 •		5,600	5,524
6.557% due 10/18/2027 •		17,800	18,289

Nature Coast Re Ltd.
14.282% due 12/07/2030 ~		2,066	2,173

NatWest Group PLC
4.445% due 05/08/2030 •		7,400	7,258
4.892% due 05/18/2029 •		1,430	1,433
5.076% due 01/27/2030 •		6,400	6,443
5.583% due 03/01/2028 •		12,200	12,408
5.608% due 03/01/2028 ~		7,000	7,064
5.658% due 11/15/2028 ~		16,100	16,265

NatWest Markets PLC
4.789% due 03/21/2028		9,400	9,453
5.311% due 03/21/2028 ~		12,300	12,318

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		900	812
5.300% due 09/13/2027		2,200	2,186

Nomura Holdings, Inc.
5.613% due 07/02/2027 ~		8,400	8,475

Orange Capital RE DAC
10.257% due 01/08/2027 ~	EUR	1,800	1,998

Polestar Re Ltd.
14.792% due 01/07/2028 •		$1,500	1,551
17.542% due 01/07/2027 •		4,900	5,070

Purple Re Ltd.
13.282% due 06/07/2027 •		1,800	1,903

Quercus Re DAC
10.606% due 01/06/2031 ~	EUR	300	337

Royal Bank of Canada
4.510% due 10/18/2027 •		$18,500	18,496
5.150% due 07/23/2027 ~		17,000	17,047

Sabine Re Ltd.
12.532% due 04/07/2031 ~		600	622

Sammons Financial Group Global Funding
5.050% due 01/10/2028		3,700	3,745

Santander Holdings USA, Inc.
5.473% due 03/20/2029 ~		7,500	7,545
5.970% due 03/20/2029 ~		6,900	6,933

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		2,200	2,115
3.823% due 11/03/2028 •		1,700	1,654
6.534% due 01/10/2029 •		2,200	2,288

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SBA Tower Trust
4.831% due 10/15/2029		$10,700	$10,621

Societe Generale SA
6.447% due 01/12/2027 •		29,000	29,357

Sumitomo Mitsui Trust Bank Ltd.
5.353% due 09/10/2027 •		3,200	3,233

Taranis Reinsurance DAC
8.681% due 01/07/2031 ~	EUR	1,200	1,316
10.931% due 01/08/2031 ~		1,700	1,915

Torrey Pines Re Ltd.
10.282% due 06/07/2032 •		$1,300	1,359
11.532% due 06/07/2027 •		800	841
13.282% due 06/05/2026 •		500	520

UBS AG
1.250% due 08/07/2026		500	480
7.500% due 02/15/2028		1,450	1,562

UBS Group AG
3.091% due 05/14/2032 •		4,400	3,918
3.250% due 04/02/2026 ~	EUR	3,800	4,109
4.194% due 04/01/2031 •		$3,550	3,423
5.428% due 02/08/2030 •		8,200	8,350
5.959% due 01/12/2034 •		4,805	5,001
6.327% due 12/22/2027 •		11,500	11,813
6.373% due 07/15/2026 •		22,450	22,541
6.442% due 08/11/2028 •		33,850	35,120
6.537% due 08/12/2033 •		1,100	1,179
7.750% due 03/01/2029 ~	EUR	8,600	10,474
9.016% due 11/15/2033 •		$2,800	3,423

Uniti Group LP
6.500% due 02/15/2029		14,653	13,183
10.500% due 02/15/2028		12,529	13,319

Ursa Re Ltd.
9.782% due 12/07/2026 ~		3,600	3,740
11.782% due 02/22/2028 ~		1,000	1,011
13.032% due 12/07/2026 ~		4,600	4,836

VB DPR Finance Co.
6.833% due 03/15/2035 «(m)		20,000	20,406

Veraison Re Ltd.
9.292% due 03/08/2033 ~		250	251

VICI Properties LP
3.750% due 02/15/2027		8,000	7,832
3.875% due 02/15/2029		3,700	3,538
4.500% due 09/01/2026		4,600	4,582
4.500% due 01/15/2028		3,219	3,181
4.625% due 06/15/2025		18,629	18,639
5.750% due 02/01/2027		200	203

Vitality Re Ltd.
6.042% due 01/08/2030 ~		500	501
8.032% due 01/08/2030 ~		300	301

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(d)		3,092	0

Wells Fargo & Co.
3.526% due 03/24/2028 •		300	294
4.540% due 08/15/2026 •		2,700	2,699
5.707% due 04/22/2028 •		3,000	3,066
6.303% due 10/23/2029 •		14,100	14,830

Winston RE Ltd.
16.032% due 02/26/2031 •		400	420

			1,063,382

INDUSTRIALS 5.5%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		400	376
3.600% due 09/15/2028		220	215

Altice France SA
3.375% due 01/15/2028	EUR	400	345
5.125% due 01/15/2029		$400	314
5.125% due 07/15/2029		1,000	785
5.500% due 01/15/2028		3,500	2,801
5.500% due 10/15/2029		1,700	1,349
5.875% due 02/01/2027	EUR	300	290
8.125% due 02/01/2027		$2,800	2,506

Altria Group, Inc.
3.125% due 06/15/2031	EUR	1,900	2,009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amdocs Ltd.
2.538% due 06/15/2030		$3,300	$2,936

American Airlines Pass-Through Trust
2.875% due 01/11/2036		779	686
3.000% due 04/15/2030		187	177
3.200% due 12/15/2029		692	660
3.350% due 04/15/2031		564	536
3.375% due 11/01/2028		15,221	14,766
3.575% due 07/15/2029		894	865
3.600% due 03/22/2029		746	723
3.650% due 02/15/2029		738	712
3.700% due 04/01/2028		531	521

BAT Capital Corp.
6.343% due 08/02/2030		2,000	2,127

Bayer U.S. Finance LLC
4.375% due 12/15/2028		200	195
6.125% due 11/21/2026		1,900	1,936
6.375% due 11/21/2030		400	419

BMW U.S. Capital LLC
4.650% due 03/19/2027		5,500	5,512
4.750% due 03/21/2028		12,200	12,231
5.141% due 03/19/2027 ~		8,100	8,089
5.281% due 03/21/2028 ~		14,800	14,788

Boeing Co.
2.196% due 02/04/2026		7,600	7,437
5.040% due 05/01/2027		6,700	6,733
6.259% due 05/01/2027		27,300	28,095
6.298% due 05/01/2029		3,570	3,745
6.388% due 05/01/2031		4,400	4,691

British Airways Pass-Through Trust
2.900% due 09/15/2036		6,439	5,788
3.300% due 06/15/2034		688	642

Carvana Co. (11.000% Cash or 13.000% PIK)
11.000% due 06/01/2030 (c)		12,844	13,609

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (c)		18,180	19,892

CDW LLC
2.670% due 12/01/2026		15,100	14,581
4.250% due 04/01/2028		15,000	14,724

Centene Corp.
3.375% due 02/15/2030		1,100	996
4.625% due 12/15/2029		43,871	42,065

CLN Magnetto Group
0.000% due 10/25/2031 «•		9,000	8,931

CVS Pass-Through Trust
7.507% due 01/10/2032		51	55

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029		439	410

DISH DBS Corp.
5.250% due 12/01/2026		21,040	19,353
5.750% due 12/01/2028		14,310	12,095

Exela Intermediate LLC
11.500% due 04/15/2026 (c)		81	12

Flora Food Management BV
6.875% due 07/02/2029	EUR	7,800	8,582

Gazprom PJSC Via Gaz Capital SA
2.500% due 03/21/2026		16,200	13,707
8.625% due 04/28/2034		$300	240

Greene King Finance PLC
4.064% due 03/15/2035	GBP	2,009	2,420
5.106% due 03/15/2034		3,771	4,771

Hyatt Hotels Corp.
5.050% due 03/30/2028		$2,600	2,612
5.750% due 03/30/2032		3,000	3,017

Imperial Brands Finance Netherlands BV
5.250% due 02/15/2031	EUR	6,200	7,214

Imperial Brands Finance PLC
3.500% due 07/26/2026		$19,000	18,731

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		26,487	25,230

IQVIA, Inc.
6.250% due 02/01/2029		1,000	1,042

JetBlue Pass-Through Trust
4.000% due 05/15/2034		2,510	2,358

130	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	3,900	$4,093

Marriott International, Inc.
4.800% due 03/15/2030		$1,900	1,896

Mars, Inc.
4.450% due 03/01/2027		6,800	6,815

Mitchells & Butlers Finance PLC
5.070% due 12/15/2030 ~		3,182	3,066
6.013% due 12/15/2030	GBP	211	274

National Football League
5.480% due 10/05/2028 «(m)		$18,600	18,794

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		9,500	9,401
4.345% due 09/17/2027		23,270	22,638
4.810% due 09/17/2030		5,600	5,323

NPC Ukrenergo
6.875% due 11/09/2028		800	628

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(d)		3,300	456
5.500% due 04/12/2037 ^(d)		4,350	609
6.000% due 11/15/2026 ^(d)		3,434	481
9.750% due 05/17/2035 ^(d)		840	130

Petroleos Mexicanos
6.700% due 02/16/2032		25,103	22,077
6.950% due 01/28/2060		3,028	2,068

Prime Property Development Corp. Ltd.
5.250% due 09/30/2029 «(m)		12,400	12,215

Prosus NV
1.288% due 07/13/2029	EUR	5,000	4,904

Rolls-Royce PLC
3.625% due 10/14/2025		$2,000	1,993
4.625% due 02/16/2026	EUR	889	973
5.750% due 10/15/2027	GBP	3,043	3,999
5.750% due 10/15/2027		$14,288	14,636

Sprint Spectrum Co. LLC
5.152% due 09/20/2029		1,912	1,917

Syngenta Finance NV
4.892% due 04/24/2025		1,198	1,198

Thames Water Utilities Finance PLC
2.375% due 04/22/2040	GBP	800	755
3.500% due 02/25/2028		200	189
4.000% due 04/18/2027	EUR	1,500	1,209
4.375% due 01/18/2031		200	160
4.375% due 07/03/2034	GBP	500	479
6.500% due 02/09/2032		100	97
7.125% due 04/30/2031		400	394

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (g)		26	27

Times Square Hotel Trust
8.528% due 08/01/2026		$53	54

Topaz Solar Farms LLC
4.875% due 09/30/2039		348	306
5.750% due 09/30/2039		3,299	3,180

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		412	410

U.S. Renal Care, Inc.
10.625% due 06/28/2028		187	159

United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,095	974
5.875% due 04/15/2029		16,750	17,074

Valaris Ltd.
8.375% due 04/30/2030		160	160

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		1,800	1,668
3.875% due 11/01/2033		2,000	1,723

Venture Global LNG, Inc.
8.125% due 06/01/2028		10,000	10,225
8.375% due 06/01/2031		2,000	2,030
9.500% due 02/01/2029		2,100	2,253
9.875% due 02/01/2032		21,800	23,167

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		16,600	16,599
5.250% due 03/22/2029		22,600	22,571

Volkswagen International Finance NV
1.875% due 03/30/2027	EUR	3,000	3,182

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Yellowstone Energy LP
5.750% due 12/31/2026 «		$665	657

			622,933

UTILITIES 2.2%

Edison International
6.250% due 03/15/2030		3,000	3,040

FORESEA Holding SA
7.500% due 06/15/2030		326	316

Gazprom PJSC Via Gaz Finance PLC
2.950% due 04/15/2025	EUR	65,900	60,569

Oncor Electric Delivery Co. LLC
4.500% due 03/20/2027		$7,100	7,129

Pacific Gas & Electric Co.
2.100% due 08/01/2027		14,923	14,002
2.500% due 02/01/2031		200	172
3.150% due 01/01/2026		25,470	25,145
3.250% due 06/01/2031		28,900	25,728
3.300% due 03/15/2027		1,510	1,468
3.300% due 12/01/2027		6,710	6,440
3.500% due 06/15/2025		11,026	10,994
3.750% due 07/01/2028		5,599	5,387
4.300% due 03/15/2045		479	375
4.550% due 07/01/2030		11,197	10,842
4.650% due 08/01/2028		800	791
4.950% due 06/08/2025		12,700	12,690
5.282% due 09/04/2025 •		22,000	22,003
5.450% due 06/15/2027		7,100	7,174
5.900% due 06/15/2032		9,280	9,470

Rio Oil Finance Trust
8.200% due 04/06/2028		8,517	8,714
9.750% due 01/06/2027		2,641	2,719

Southern California Edison Co.
5.250% due 03/15/2030		12,100	12,175

Southern Gas Corridor CJSC
6.875% due 03/24/2026		1,900	1,921

Xcel Energy, Inc.
4.750% due 03/21/2028		2,500	2,510

			251,774

Total Corporate Bonds & Notes (Cost $1,955,230)			1,938,089

MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		16	17

Total Municipal Bonds & Notes (Cost $16)			17

U.S. GOVERNMENT AGENCIES 64.5%

Fannie Mae
4.804% due 09/25/2042 •		4	4
6.000% due 04/25/2043		3	3
7.338% due 09/01/2037 •		1,407	1,424

Freddie Mac
0.661% due 01/25/2031 ~(a)		128,302	1,855
2.856% due 10/25/2046 ~		539	532
3.500% due 11/01/2046		470	433
4.000% due 08/01/2047		861	814
6.786% due 12/25/2047 ~		175	176

Ginnie Mae
3.000% due 01/20/2052 - 03/20/2052		10,955	9,713
3.500% due 05/20/2052 - 10/20/2052		31,849	29,233
4.625% due 07/20/2045 - 12/20/2045 •		1,470	1,497
5.000% due 01/20/2049		7	7
5.173% due 10/20/2066 •		671	675

Ginnie Mae, TBA
2.500% due 04/01/2055 - 05/01/2055		18,900	16,121

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 04/01/2055 - 05/01/2055	$54,000	$47,827
3.500% due 04/01/2055	50,000	45,754
4.000% due 04/01/2055 - 05/01/2055	71,900	67,308
4.500% due 04/01/2055 - 05/01/2055	192,300	184,472
5.000% due 04/01/2055 - 05/01/2055	71,500	70,299

Uniform Mortgage-Backed Security
2.500% due 09/01/2040 - 02/01/2051	415,477	351,617
3.000% due 03/01/2030 - 12/01/2052	78,329	70,690
3.500% due 08/01/2047 - 03/01/2050	21,700	19,819
4.000% due 06/01/2038 - 07/01/2051	55,092	52,023
4.500% due 10/01/2025 - 08/01/2053	53,246	51,034
5.000% due 08/01/2052 - 08/01/2054	157,810	155,038
5.500% due 01/01/2053 - 03/01/2054	109,374	109,475
5.500% due 05/01/2054	33,584	33,562
6.000% due 01/01/2029 - 07/01/2054	128,186	130,343
6.500% due 02/01/2026 - 11/01/2054	399,086	412,345

Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2055 - 05/01/2055	195,682	169,594
3.500% due 05/01/2055 - 06/01/2055	160,900	144,988
4.000% due 05/01/2055 - 06/01/2055	606,336	564,072
4.500% due 04/01/2055 - 06/01/2055	292,900	280,014
5.000% due 05/01/2055	619,600	606,779
5.500% due 04/01/2055 - 05/01/2055	739,532	737,996
6.000% due 04/01/2055 - 06/01/2055	1,631,830	1,655,303
6.500% due 05/01/2055 - 06/01/2055	1,151,700	1,185,796
7.000% due 05/01/2055	139,300	145,586

Total U.S. Government Agencies (Cost $7,425,114)		7,354,221

U.S. TREASURY OBLIGATIONS 8.0%

U.S. Treasury Bonds
2.750% due 08/15/2047 (r)	1,000	731
3.000% due 08/15/2048 (r)	80	61
3.000% due 02/15/2049 (r)	10	7
4.625% due 05/15/2054 (r)	149,800	150,330

U.S. Treasury Inflation Protected Securities (i)
0.125% due 10/15/2025 (p)	22,033	22,052
0.125% due 07/15/2030 (p)	38,723	36,283
0.125% due 01/15/2031 (p)(r)	2,074	1,916
0.125% due 07/15/2031 (p)(r)	74,584	68,512
0.250% due 07/15/2029 (p)(r)	66,425	63,643
0.250% due 02/15/2050 (r)	6,202	3,791
0.375% due 07/15/2025 (p)(r)	45,682	45,763
0.375% due 01/15/2027 (p)	3,628	3,591
0.375% due 07/15/2027 (p)(r)	987	976
0.625% due 07/15/2032 (p)(r)	93,462	87,285
0.625% due 02/15/2043 (r)	1,105	851
0.750% due 07/15/2028 (p)	11,963	11,825
0.750% due 02/15/2042 (r)	1,124	904
0.750% due 02/15/2045 (r)	5,800	4,406
0.875% due 01/15/2029 (p)	38,908	38,310
0.875% due 02/15/2047 (r)	6,447	4,884
1.000% due 02/15/2046 (r)	3,351	2,646
1.000% due 02/15/2048 (r)	7,470	5,747
1.000% due 02/15/2049	23,741	18,085
1.375% due 07/15/2033 (r)	91,818	89,600
1.375% due 02/15/2044 (r)	1,090	950
1.500% due 02/15/2053	22,224	18,510
1.750% due 01/15/2034 (p)(r)	29,137	29,097

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	131

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 07/15/2034	$198,488	$200,399
2.125% due 02/15/2040 (r)	588	595
2.125% due 02/15/2041 (r)	580	586

Total U.S. Treasury Obligations (Cost $967,503)		912,336

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.3%

225 Liberty Street Trust
4.501% due 02/10/2036	12,990	12,164
4.649% due 02/10/2036 ~	30,350	27,123

Adjustable Rate Mortgage Trust
4.935% due 03/25/2036 •	4,447	1,233
5.216% due 11/25/2035 •	56	40
5.509% due 06/25/2035 ~	1,894	1,828
5.538% due 10/25/2035 •	26	24
7.102% due 08/25/2035 •	33	32

American Home Mortgage Assets Trust
4.560% due 03/25/2047 •	1,825	1,614
4.625% due 12/25/2046 •	3,731	3,186
5.575% due 10/25/2046 •	3,100	2,035

American Home Mortgage Investment Trust
5.335% due 09/25/2035 •	340	342
6.440% due 12/25/2035 •	11,032	2,040
6.700% due 06/25/2036 þ	8,911	1,279
7.100% due 06/25/2036 þ	3,816	547

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ	810	815

Ashford Hospitality Trust
5.742% due 04/15/2035 •	10,000	9,945
6.592% due 04/15/2035 •	23,253	23,025

Atrium Hotel Portfolio Trust
6.267% due 12/15/2036 •	8,450	8,162
6.567% due 12/15/2036 •	7,242	6,882

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042 «•	9,400	7,154
6.434% due 09/15/2038 •	6,000	5,436
7.184% due 09/15/2038 •	16,700	14,905

BAMLL Re-REMIC Trust
5.618% due 06/17/2050 ~	100	23

Banc of America Alternative Loan Trust
5.913% due 10/25/2036 ~	2,281	646

Banc of America Funding Trust
4.814% due 10/20/2036 ~	6,168	4,736
4.814% due 12/20/2046 ~	3,828	3,412
5.460% due 05/20/2036 ~	39	33
5.643% due 09/20/2035 ~	21	17
6.388% due 04/25/2037 þ	82	70

Banc of America Mortgage Trust
4.853% due 01/25/2036 ~	16	14
5.336% due 11/20/2046 •	134	119

Barclays Commercial Mortgage Securities Trust
7.008% due 07/15/2037 •	5,576	4,922

Barclays Commercial Real Estate Trust
4.563% due 08/10/2033 ~	8,800	6,859

Bayview Opportunity Master Fund Trust
5.140% due 11/25/2054 •	4,752	4,733

BCAP LLC Trust
3.851% due 03/27/2036 ~	546	379
4.495% due 10/26/2037 ~	89	89
4.714% due 11/26/2036 •	1,339	1,099
4.795% due 03/25/2037 •	6,332	5,719
6.500% due 06/26/2037 ~	7,414	1,781

Bear Stearns Adjustable Rate Mortgage Trust
5.172% due 01/25/2035 •	2	2

Bear Stearns ALT-A Trust
4.630% due 11/25/2035 •	266	242
4.742% due 09/25/2047 ~	11,734	6,692

Bear Stearns Mortgage Funding Trust
4.595% due 01/25/2037 •	7,476	6,672

Bear Stearns Structured Products, Inc. Trust
5.116% due 01/26/2036 ~	178	128

Benchmark Mortgage Trust
3.294% due 12/15/2062 ~	11,595	6,624

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BINOM Securitization Trust
4.441% due 08/25/2057 ~	$8,866	$8,605

BWAY Mortgage Trust
6.634% due 09/15/2036 •	7,124	6,219
7.284% due 09/15/2036 •	8,195	6,781

BX Trust
6.079% due 10/15/2036 •	13,200	13,160
6.329% due 10/15/2036 •	16,040	15,973
6.587% due 05/15/2035 ~	6,285	6,275
7.037% due 05/15/2035 •	3,600	3,595

Cascade Funding Mortgage Trust
4.000% due 10/25/2054 •	14,506	14,169

Chase Home Lending Mortgage Trust
3.250% due 03/25/2064 •	11,687	10,484
3.250% due 09/25/2064 •	9,526	8,470

Chase Mortgage Finance Trust
6.000% due 05/25/2036	10,845	4,646
6.667% due 02/25/2037 ~	407	396

ChaseFlex Trust
6.000% due 02/25/2035	2,038	1,495

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.685% due 06/25/2036 •	159	153

CIM Trust
4.500% due 03/25/2062 ~	47,895	46,681

Citicorp Mortgage Securities Trust
6.000% due 05/25/2037	866	788

Citigroup Commercial Mortgage Trust
6.334% due 10/15/2036 •	15,070	14,894
6.734% due 10/15/2036 •	19,910	19,647
7.334% due 10/15/2036 •	13,270	13,083

Citigroup Mortgage Loan Trust
0.000% due 05/01/2060 ~	293,364	256,133

CitiMortgage Alternative Loan Trust
6.000% due 05/25/2037	4,174	3,941
6.500% due 06/25/2037	36	33

Colony Mortgage Capital Ltd.
6.157% due 11/15/2038 ~	7,850	7,595
7.400% due 11/15/2038 ~	8,000	7,209

COLT Mortgage Loan Trust
5.903% due 12/25/2068 þ	3,457	3,482
6.393% due 06/25/2069 þ	6,606	6,682

Countrywide Alternative Loan Trust
4.714% due 09/20/2046 ~	925	805
4.795% due 04/25/2046 •	863	803
4.834% due 07/20/2046 •	65	55
4.835% due 02/25/2036 •	104	64
5.000% due 08/25/2035	2,344	1,393
5.454% due 11/20/2035 •	15	15
5.500% due 04/25/2035	849	584
5.500% due 12/25/2035	152	134
5.500% due 03/25/2036	38	17
5.595% due 08/25/2046 •	1,542	1,388
6.000% due 12/25/2034	1,812	1,626
6.000% due 03/25/2036	372	174
6.000% due 08/25/2036 •	393	370
6.000% due 03/25/2037	916	348
6.000% due 05/25/2037	8,059	3,578
6.015% due 11/25/2047 ~	2,256	1,944

Countrywide Home Loan Mortgage Pass-Through Trust
3.704% due 04/25/2035 ~	87	69
4.353% due 09/20/2036 •	619	546
4.399% due 11/25/2037 ~	13,481	12,429
4.705% due 04/25/2035 •	93	88
5.035% due 05/25/2035 •	681	598
5.075% due 03/25/2035 •	56	49
5.500% due 11/25/2035	27	14
6.000% due 02/25/2037	5,997	2,248
7.789% due 10/20/2034 ~	53	53

Countrywide Home Loan Reperforming REMIC Trust
4.795% due 03/25/2035 •	1,471	1,415

Credit Suisse First Boston Mortgage Securities Corp.
5.083% due 03/25/2032 •	36	35
6.000% due 01/25/2036	188	112

Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.193% due 07/27/2061 •	22,437	22,371
5.181% due 01/15/2049 ~	15,000	11,727

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.234% due 07/15/2038 •		$4,460	$3,570
6.344% due 07/15/2032 •		2,798	2,783
6.421% due 10/25/2037 •		28,925	17,007
6.734% due 07/15/2038 •		7,000	3,881
7.199% due 06/01/2050 ~		4,715	4,699

Cross Mortgage Trust
5.549% due 12/25/2069 •		2,757	2,759

CRSNT Commercial Mortgage Trust
5.634% due 04/15/2036 •		16,000	15,732
5.984% due 04/15/2036 •		9,000	8,839

DBGS Mortgage Trust
7.084% due 10/15/2036 •		19,393	17,549

DC Commercial Mortgage Trust
6.314% due 09/12/2040		4,300	4,410

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.735% due 03/25/2037 •		174	163
4.855% due 08/25/2047 •		12,603	11,885
6.369% due 10/25/2036 þ		48	41
6.386% due 10/25/2036 þ		48	41

Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
4.482% due 06/27/2037 ~		8,791	7,790

Downey Savings & Loan Association Mortgage Loan Trust
4.741% due 10/19/2036 •		264	158

DROP Mortgage Trust
6.683% due 10/15/2043 •		15,648	14,060

Ellington Financial Mortgage Trust
5.655% due 02/25/2060 «þ		5,500	5,514
5.726% due 01/25/2060 þ		3,278	3,306

Eurosail PLC
5.279% due 09/13/2045 •	GBP	966	1,238

Extended Stay America Trust
0.000% due 07/15/2038 ~(a)		$2,331,350	3
5.513% due 07/15/2038 ~		54,134	54,119
6.683% due 07/15/2038 •		7,363	7,363

First Horizon Mortgage Pass-Through Trust
5.634% due 02/25/2036 ~		10	10
5.750% due 05/25/2037		68	22

GCAT Trust
4.250% due 05/25/2067 •		3,877	3,633
6.007% due 01/25/2059 þ		3,313	3,327
6.085% due 06/25/2059 þ		4,563	4,594

GS Mortgage Securities Corp. Trust
6.240% due 12/15/2036 •		2,939	2,891
6.490% due 12/15/2036 •		3,338	3,250
7.090% due 12/15/2036 •		924	890

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~		12,764	11,937

GS Mortgage-Backed Securities Trust
0.000% due 01/25/2061 ~		1,152	987
0.000% due 01/25/2061 ~(a)		179,132	8,242
0.000% due 12/25/2061 ~(a)		366	345
0.140% due 01/25/2061 ~(a)		174,813	795
2.750% due 01/25/2061 ~		123,547	116,162
3.250% due 01/25/2061 ~		12,636	11,180
3.500% due 01/25/2061 ~		8,832	7,941
3.875% due 01/25/2061 ~		7,473	6,755
4.009% due 12/25/2061 ~		222,711	190,613
4.250% due 01/25/2061 ~		4,076	3,727
4.750% due 01/25/2061 ~		3,533	3,285
5.492% due 01/25/2061 ~		3,303	2,913

GSMPS Mortgage Loan Trust
4.072% due 06/25/2034 ~		1,300	1,216

GSR Mortgage Loan Trust
5.076% due 11/25/2035 •		3	3

HarborView Mortgage Loan Trust
4.794% due 06/19/2045 ~		723	334
5.485% due 12/19/2036 ~		4,465	3,989

HomeBanc Mortgage Trust
5.245% due 10/25/2035 •		7,184	6,829

HSI Asset Securitization Corp. Trust
5.425% due 07/25/2035 •		3,207	2,826

Impac CMB Trust
5.216% due 12/25/2032 þ		25	25

132	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Impac Secured Assets Trust
5.075% due 03/25/2036 •	$980	$808

Independence Plaza Trust
4.356% due 07/10/2035	1,600	1,565

IndyMac INDA Mortgage Loan Trust
4.737% due 08/25/2037 ~	84	81

IndyMac INDX Mortgage Loan Trust
3.360% due 05/25/2037 ~	7,963	6,374
3.928% due 05/25/2037 ~	1,214	824
4.110% due 09/25/2035 •	44	36
4.795% due 01/25/2037 •	7,162	6,278

JP Morgan Alternative Loan Trust
4.299% due 10/25/2036 ~	6,963	6,294
4.308% due 05/25/2036 •	93	52
4.799% due 12/25/2036 •	25	25
5.716% due 12/25/2035 ~	385	273

JP Morgan Chase Commercial Mortgage Securities Trust
0.360% due 10/05/2040 ~(a)	51,900	654
6.433% due 12/15/2036 •	3,810	180
6.534% due 09/15/2029 •	7,700	6,712
6.784% due 09/15/2029 •	8,698	7,128
7.235% due 10/05/2040	5,500	5,817

JP Morgan Mortgage Trust
4.578% due 05/25/2036 ~	193	158
4.750% due 01/25/2063 ~	14,552	14,197
5.054% due 08/25/2036 ~	500	391
5.491% due 06/25/2037 ~	148	114
5.491% due 06/25/2037 •	40	30
6.000% due 09/25/2035	4,957	3,451
6.500% due 09/25/2035	92	57

Lavender Trust
6.250% due 10/26/2036	1,007	468

Legacy Mortgage Asset Trust
5.892% due 10/25/2066 þ	4,649	4,650

Lehman Mortgage Trust
6.000% due 08/25/2036	349	267
6.000% due 09/25/2037	69	68

Lehman XS Trust
4.795% due 12/25/2036 ~	5,470	5,292
4.815% due 09/25/2046 •	146	129

MASTR Adjustable Rate Mortgages Trust
4.645% due 04/25/2046 •	173	156

MASTR Alternative Loan Trust
6.750% due 07/25/2036	395	137

MASTR Reperforming Loan Trust
8.000% due 08/25/2034	1,370	1,082

Merrill Lynch Alternative Note Asset Trust
5.035% due 03/25/2037 •	573	135

Merrill Lynch Mortgage Investors Trust
5.155% due 08/25/2035 •	1,900	1,771
6.039% due 11/25/2035 •	28	27

MFA Trust
5.570% due 09/25/2067 þ	14,570	14,527
6.105% due 12/25/2068 þ	3,992	4,018

MFT Trust
3.358% due 02/10/2042	5,000	3,859
3.477% due 02/10/2042 ~	6,815	4,839

Morgan Stanley Capital Trust
6.017% due 11/15/2034 •	5,400	5,196
6.678% due 12/15/2036 •	9,000	414
6.817% due 11/15/2034 •	20,993	20,179

Morgan Stanley Mortgage Capital Holdings Trust
3.740% due 09/13/2039 ~	2,681	2,359

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ	5,423	5,272

Mortgage Equity Conversion Asset Trust
4.530% due 01/25/2042 •	2,250	2,210

MRCD Mortgage Trust
2.718% due 12/15/2036	19,530	14,650

Natixis Commercial Mortgage Securities Trust
4.058% due 04/10/2037 ~	21,999	15,304
4.773% due 06/17/2038 ~	11,706	11,070

New Orleans Hotel Trust
5.356% due 04/15/2032 •	3,300	3,263
5.956% due 04/15/2032 •	12,440	12,004

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	$3,836	$3,679
3.500% due 10/25/2059 ~	1,594	1,498

New York Mortgage Trust
3.750% due 02/25/2068 ~	1,706	1,579

NLT Trust
3.200% due 10/25/2062 ~	3,151	2,857

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.625% due 06/25/2037 •	3,065	2,522
4.948% due 04/25/2036 ~	1,948	1,707

Nomura Resecuritization Trust
5.335% due 01/25/2037 •	18,557	17,556

OBX Trust
5.928% due 11/25/2063 þ	4,983	5,004
6.030% due 01/25/2064 þ	5,783	5,827
6.233% due 05/25/2064 þ	4,808	4,869
6.465% due 10/25/2063 þ	7,624	7,710
6.844% due 04/25/2063 þ	3,578	3,622
7.159% due 10/25/2063 þ	9,881	10,082

PRET Trust
4.000% due 08/25/2064 þ	2,200	2,108
4.000% due 07/25/2069 þ	988	950
4.075% due 06/25/2064 •	3,656	3,459

PRKCM Trust
6.431% due 05/25/2059 þ	835	844
7.225% due 11/25/2058 þ	4,292	4,376

PRPM LLC
3.750% due 03/25/2054 þ	849	826
3.750% due 04/25/2055 þ	4,500	4,340
4.000% due 11/25/2053 þ	929	914
4.000% due 01/25/2054 þ	840	824
4.000% due 05/25/2054 þ	813	798
4.000% due 11/25/2054 þ	5,798	5,608
4.200% due 12/25/2064 þ	2,154	2,108
5.699% due 11/25/2029 þ	1,522	1,521
5.870% due 11/25/2029 þ	6,592	6,592

PRPM Trust
5.802% due 11/25/2069 þ	8,945	8,978
6.221% due 11/25/2068 þ	1,368	1,380

RBSSP Resecuritization Trust
5.498% due 01/26/2036 ~	1,923	1,769

RCKT Mortgage Trust
6.808% due 09/25/2043 ~	2,170	2,195

Residential Accredit Loans, Inc. Trust
4.755% due 01/25/2037 •	10,000	8,947
4.815% due 07/25/2036 •	116	106
5.485% due 09/25/2046 •	5,021	4,552
5.995% due 09/25/2045 •	138	118
6.000% due 09/25/2036	324	129

Santander Mortgage Asset Receivable Trust
5.545% due 01/25/2065 þ	1,000	1,003

SFO Commercial Mortgage Trust
6.833% due 05/15/2038 •	23,560	22,507
7.333% due 05/15/2038 •	5,000	4,518

Starwood Commercial Mortgage Trust
6.184% due 04/15/2034 •	7,734	7,625
6.734% due 04/15/2034 •	10,000	9,858

Structured Adjustable Rate Mortgage Loan Trust
4.735% due 02/25/2037 •	2,091	2,048
5.038% due 09/25/2035 •	108	96
6.415% due 04/25/2034 •	1	1

Structured Asset Mortgage Investments Trust
4.695% due 03/25/2037 ~	891	360
4.975% due 08/25/2035 •	229	218

Structured Asset Securities Corp.
4.685% due 07/25/2035 ~	11,390	10,581
4.695% due 05/25/2043 •	6,023	5,691

Structured Asset Securities Corp. Mortgage Loan Trust
4.685% due 05/25/2036 •	12,413	10,030

TBW Mortgage-Backed Trust
4.795% due 01/25/2037 •	14,354	3,070
6.470% due 09/25/2036 þ	473	11
6.620% due 03/25/2037 þ	8,804	1,817

Thornburg Mortgage Securities Trust
5.075% due 09/25/2043 •	8	8

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Funding
5.483% due 07/20/2053 •	GBP	28,375	$36,749

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$3,415	3,264
3.000% due 10/25/2057 ~		1,774	1,671
3.250% due 07/25/2056 ~		764	754
3.750% due 07/25/2062 ~		7,164	6,767
3.750% due 09/25/2062		74,487	70,671
4.492% due 10/25/2064 •		34,213	34,399

Tower Bridge Funding PLC
5.645% due 01/20/2066	GBP	10,734	13,911

Uropa Securities PLC
5.050% due 10/10/2040 •		2,541	3,064

VASA Trust
5.684% due 07/15/2039 •		$10,800	10,201
6.184% due 07/15/2039 •		10,000	8,915

Verus Securitization Trust
5.799% due 07/25/2069 þ		2,361	2,372
6.192% due 06/25/2069 þ		8,025	8,100
6.259% due 12/25/2068 þ		3,156	3,181
6.876% due 11/25/2068 •		3,211	3,258

Waikiki Beach Hotel Trust
6.097% due 12/15/2033 •		5,000	4,963
6.647% due 12/15/2033 •		8,790	8,694

WaMu Commercial Mortgage Securities Trust
6.412% due 11/23/2043 •		180	179
6.990% due 03/23/2045 ~		8,108	7,926

WaMu Mortgage Pass-Through Certificates Trust
4.174% due 12/25/2046 •		102	89
4.541% due 02/25/2037 •		156	139
4.995% due 11/25/2045 •		1,391	1,317
5.005% due 10/25/2035 •		2,604	2,378
5.015% due 12/25/2045 •		1,358	1,352
5.415% due 11/25/2034 •		170	162
5.835% due 11/25/2042 •		28	27
6.790% due 09/25/2033 •		12	11

Warwick Finance Residential Mortgages PLC
5.431% due 12/21/2049 •	GBP	6,208	8,035

Wells Fargo Alternative Loan Trust
4.865% due 06/25/2037 •		$1,770	1,526

Wells Fargo Mortgage-Backed Securities Trust
6.662% due 11/25/2037 •		117	106
6.697% due 04/25/2036 ~		398	391
6.819% due 10/25/2037 ~		9,848	8,495
7.403% due 09/25/2033 ~		16	16

Total Non-Agency Mortgage-Backed Securities (Cost $2,160,403)			1,975,418

ASSET-BACKED SECURITIES 20.9%

AUTOMOBILE ABS OTHER 1.0%

AmeriCredit Automobile Receivables Trust
4.939% due 02/18/2028 ~		8,311	8,318

Carmax Select Receivables Trust
5.024% due 05/15/2028 •		7,500	7,502
5.079% due 09/15/2027 •		1,113	1,113

Exeter Automobile Receivables Trust
6.310% due 10/15/2027		328	329

GLS Auto Receivables Issuer Trust
5.340% due 06/15/2028		10,034	10,045
5.520% due 11/15/2027		20,676	20,714
5.690% due 03/15/2029		12,259	12,352

GM Financial Consumer Automobile Receivables Trust
4.709% due 06/16/2027 ~		7,131	7,132

M&T Bank Auto Receivables Trust
4.849% due 05/15/2028 •		7,400	7,395

Porsche Innovative Lease Owner Trust
4.864% due 01/20/2027 •		9,600	9,608

Santander Drive Auto Receivables Trust
4.720% due 06/15/2027		5,279	5,279
4.930% due 09/17/2029		8,900	8,969
4.960% due 11/15/2028		14,000	14,019

Westlake Automobile Receivables Trust
4.917% due 03/15/2027 •		1,645	1,645

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	133

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

World Omni Auto Receivables Trust
4.779% due 09/15/2027 ~	$472	$473
4.819% due 01/18/2028 •	4,113	4,117

		119,010

AUTOMOBILE SEQUENTIAL 7.1%

AmeriCredit Automobile Receivables Trust
5.750% due 02/18/2028	9,046	9,076

Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/2028	5,500	5,559
5.440% due 02/22/2028	1,070	1,085
5.780% due 04/20/2028	2,250	2,299
6.120% due 04/20/2027	2,780	2,814

Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028	3,800	3,828
5.670% due 04/15/2027	2,645	2,649

BofA Auto Trust
5.350% due 11/15/2028	4,400	4,452
5.570% due 12/15/2026	4,026	4,037

Bridgecrest Lending Auto Securitization Trust
5.340% due 04/17/2028	3,300	3,313
5.540% due 02/16/2027	723	724

Carmax Select Receivables Trust
4.760% due 05/15/2028	9,300	9,307
5.780% due 09/15/2027	2,003	2,010

Carvana Auto Receivables Trust
0.800% due 01/10/2027	2,448	2,418
4.260% due 10/10/2029	10,700	10,681
4.310% due 09/10/2030	6,225	6,189
4.500% due 06/12/2028	4,000	3,999
4.780% due 05/10/2028	2,200	2,202
4.910% due 08/10/2029	3,100	3,118
5.080% due 03/11/2030	5,691	5,785
5.500% due 08/10/2027	2,758	2,764
5.620% due 01/10/2029	2,200	2,227
5.710% due 07/10/2028	4,100	4,146
5.710% due 07/10/2029	3,000	3,081
5.740% due 11/13/2029	1,873	1,931
5.760% due 04/12/2027	1,937	1,940
5.900% due 08/10/2027	3,598	3,611
5.980% due 12/10/2027	2,744	2,760
6.090% due 11/10/2026	38	38
6.160% due 10/10/2028	4,600	4,661
6.160% due 09/10/2029	5,319	5,527

Centerline Logistics Corp.
9.250% due 12/15/2027	338	340
9.750% due 12/15/2027	353	355

Chase Auto Owner Trust
5.220% due 07/25/2029	13,000	13,195
5.250% due 09/27/2027	12,315	12,350
5.520% due 06/25/2029	17,400	17,686
5.530% due 09/27/2027	8,568	8,605
5.660% due 05/26/2027	8,056	8,082

CPS Auto Receivables Trust
5.880% due 02/15/2028	6,960	6,998

Ent Auto Receivables Trust
6.240% due 01/16/2029	2,000	2,026
6.260% due 11/15/2029	1,000	1,031

Enterprise Fleet Financing LLC
4.650% due 10/20/2027	4,300	4,309
4.820% due 02/20/2029	3,900	3,934
4.980% due 08/21/2028	3,300	3,345
5.310% due 04/20/2027	4,000	4,020

Exeter Automobile Receivables Trust
4.780% due 06/15/2027	5,800	5,801
5.280% due 08/15/2030	4,000	4,018
5.600% due 05/17/2027	11,685	11,699
5.820% due 02/15/2027	4,012	4,018

FCCU Auto Receivables Trust
5.460% due 04/15/2030	1,100	1,123
5.540% due 04/16/2029	3,700	3,756
5.760% due 11/15/2027	5,047	5,072

FIRST HELP FINANCIAL LLC
4.920% due 02/15/2031	9,800	9,796
5.690% due 02/15/2030	5,310	5,367
6.790% due 10/15/2029	4,110	4,179

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Investors Auto Owner Trust
6.440% due 10/16/2028		$3,749	$3,790

Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	7,500	5,312

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		$4,588	4,610

GLS Auto Receivables Issuer Trust
5.770% due 06/15/2027		5,411	5,427

GLS Auto Select Receivables Trust
5.580% due 06/17/2030		6,552	6,632
6.370% due 06/15/2028		4,644	4,691

GM Financial Consumer Automobile Receivables Trust
5.130% due 04/16/2029		20,400	20,643
5.350% due 06/16/2027		6,356	6,377

GreenState Auto Receivables Trust
5.530% due 08/16/2027		4,920	4,935

Harley Davidson Motorcycle Trust
4.310% due 07/16/2029		15,700	15,699
4.620% due 08/16/2027		27,811	27,821
5.650% due 02/16/2027		5,056	5,071

Hertz Vehicle Financing LLC
3.730% due 09/25/2026		7,030	7,010

Honda Auto Receivables Owner Trust
4.890% due 02/22/2027		49,939	50,019

Hyundai Auto Lease Securitization Trust
4.620% due 04/17/2028		9,300	9,328
4.770% due 03/15/2027		5,231	5,240
5.800% due 12/15/2026		13,300	13,377

Hyundai Auto Receivables Trust
4.840% due 03/15/2029		6,000	6,047

LAD Auto Receivables Trust
4.600% due 12/15/2027		8,250	8,248

Lendbuzz Securitization Trust
5.100% due 10/15/2030		2,600	2,604

M&T Bank Auto Receivables Trust
5.220% due 02/17/2032		10,200	10,344
5.590% due 02/17/2032		7,402	7,428

PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029		6,700	6,725
5.040% due 09/15/2027		10,459	10,478

Porsche Innovative Lease Owner Trust
4.670% due 11/22/2027		9,200	9,235
4.840% due 01/20/2027		6,200	6,207

Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030		1,279	1,279

Santander Drive Auto Receivables Trust
4.710% due 06/15/2028		31,900	31,919
4.850% due 01/16/2029		20,000	20,055
5.250% due 04/17/2028		1,700	1,704
5.630% due 01/16/2029		9,500	9,595
5.710% due 02/16/2027		1,928	1,929
5.910% due 06/15/2027		3,317	3,323

SBNA Auto Lease Trust
4.560% due 02/22/2028		33,400	33,409
4.680% due 04/20/2027		7,200	7,204
4.830% due 04/20/2028		7,800	7,833
4.940% due 11/20/2026		16,844	16,863
5.560% due 11/22/2027		15,900	16,055
5.670% due 11/20/2026		5,165	5,177
6.520% due 04/20/2028		4,500	4,584

SCCU Auto Receivables Trust
5.450% due 12/15/2027		11,043	11,080
5.700% due 10/16/2028		5,000	5,066
5.700% due 08/15/2029		2,700	2,772
5.850% due 05/17/2027		2,314	2,320

SFS Auto Receivables Securitization Trust
4.650% due 05/22/2028		11,900	11,910
4.940% due 01/21/2031		700	707
4.950% due 05/21/2029		3,900	3,923
5.470% due 10/20/2028		3,100	3,125
5.710% due 10/20/2027		4,688	4,703

Tesla Electric Vehicle Trust
5.380% due 06/20/2028		11,000	11,107
5.380% due 02/20/2029		3,500	3,568

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Auto Credit Securitization Trust
6.170% due 08/10/2026	$206	$206

Westlake Automobile Receivables Trust
5.440% due 05/17/2027	3,100	3,111
5.620% due 03/15/2027	4,284	4,292
5.750% due 08/16/2027	14,349	14,411

World Omni Auto Receivables Trust
4.430% due 12/17/2029	16,400	16,431
4.780% due 01/18/2028	14,354	14,367
5.270% due 09/17/2029	6,000	6,066
5.480% due 09/15/2027	531	533

World Omni Select Auto Trust
4.980% due 02/15/2030	5,800	5,851
5.370% due 02/15/2028	5,716	5,735

		814,847

CMBS OTHER 0.3%

LCCM Trust
5.884% due 11/15/2038 •	1,785	1,801

MF1 LLC
6.467% due 06/19/2037 ~	21,851	21,844
6.952% due 09/17/2037 •	8,108	8,113

		31,758

HOME EQUITY OTHER 5.2%

Aames Mortgage Trust
6.950% due 11/25/2031 þ	360	374
7.150% due 01/25/2032 þ	202	207

ABFC Trust
5.185% due 06/25/2037 •	3,944	3,261

Accredited Mortgage Loan Trust
4.695% due 09/25/2036 •	686	683

ACE Securities Corp. Home Equity Loan Trust
4.875% due 05/25/2037 •	13,141	2,051
6.385% due 11/25/2034 •	2,267	2,226

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.166% due 06/25/2033 •	518	430
5.185% due 01/25/2036 •	316	311
5.380% due 07/25/2035 •	3,564	3,507
5.785% due 03/25/2033 •	119	115

Argent Securities Trust
4.735% due 06/25/2036 •	3,078	1,579
4.815% due 03/25/2036 •	4,904	4,479
4.915% due 07/25/2036 •	1,038	279

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.385% due 05/25/2034 •	793	657

Asset-Backed Securities Corp. Home Equity Loan Trust
4.077% due 01/25/2036 •	8,121	7,272
5.410% due 06/25/2035 •	2,000	1,742

Bayview Financial Mortgage Pass-Through Trust
5.312% due 04/28/2036 •	275	274

Bear Stearns Asset-Backed Securities Trust
4.785% due 06/25/2047 •	25,753	23,941
5.335% due 08/25/2034 •	7,443	7,343
6.035% due 10/25/2037 •	28,964	28,271
6.385% due 08/25/2035 •	17,152	16,552

Bear Stearns Structured Products, Inc. Trust
6.435% due 03/25/2037 •	7,000	6,674

Carrington Mortgage Loan Trust
4.625% due 06/25/2037 •	3,205	3,164
5.425% due 06/25/2035 •	15,798	15,752
6.235% due 05/25/2035 •	15,328	13,238

Centex Home Equity Loan Trust
4.779% due 06/25/2034 þ	4,708	4,586
5.085% due 03/25/2033 •	819	808
5.485% due 10/25/2035 •	1,528	1,505

CIT Mortgage Loan Trust
6.685% due 10/25/2037 •	30,408	30,823

Citigroup Mortgage Loan Trust
5.095% due 02/25/2035 •	305	292
5.125% due 10/25/2035 •	800	738

134	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates Trust
4.520% due 12/25/2034 •	$952	$866
4.685% due 06/25/2047 •	153	148
4.695% due 04/25/2046 •	1,458	1,375
4.715% due 06/25/2047 •	6,996	6,410
4.840% due 09/25/2046 •	1,652	1,313
4.875% due 05/25/2037 •	15,141	14,532
4.875% due 05/25/2047 •	3,496	3,335
4.915% due 04/25/2037 ~	33	29
4.915% due 03/25/2047 •	8,742	8,229
4.935% due 01/25/2046 •	4,821	4,589
5.125% due 05/25/2036 •	22	22
5.135% due 03/25/2036 •	4,305	3,767
5.175% due 08/25/2047 •	19,792	19,271
5.335% due 10/25/2047 ~	8	7
5.499% due 02/25/2035 ~	4,460	4,088

Credit-Based Asset Servicing & Securitization LLC
3.638% due 03/25/2034 •	93	102

Ellington Loan Acquisition Trust
5.535% due 05/25/2037 •	8,233	8,033

EMC Mortgage Loan Trust
7.435% due 11/25/2030 •	3,648	3,595

Finance of America Structured Securities Trust
3.000% due 09/25/2061 þ	11,853	11,617
6.500% due 04/25/2073 þ	4,119	4,148

First NLC Trust
3.873% due 05/25/2035 ~	8,559	7,596

Fremont Home Loan Trust
4.575% due 11/25/2036 •	3,517	2,064

GSAA Home Equity Trust
4.675% due 05/25/2047 ~	1,424	826
4.875% due 03/25/2047 •	5,013	1,717
5.335% due 08/25/2037 ~	27	26
6.741% due 03/25/2036 þ	3,680	1,026

GSAMP Trust
4.715% due 03/25/2047 •	10,679	9,772
4.775% due 01/25/2037 ~	757	740
4.915% due 09/25/2036 •	8,374	2,890

Home Equity Asset Trust
5.035% due 07/25/2036 •	2,258	2,142

Home Equity Loan Trust
4.625% due 04/25/2037 •	9,149	8,726
4.665% due 04/25/2037 ~	372	358

HSI Asset Loan Obligation Trust
4.555% due 12/25/2036 •	55	16

IndyMac Residential Asset Backed Trust
4.625% due 04/25/2037 •	14,665	9,908
5.680% due 03/25/2035 •	2,009	1,984

JP Morgan Mortgage Acquisition Corp.
4.645% due 10/25/2036 •	168	168
4.885% due 07/25/2036 •	5,000	4,529
5.020% due 01/25/2036 •	7,015	7,150
5.335% due 09/25/2035 •	3,400	3,040
5.395% due 06/25/2035 •	7,474	6,455

Long Beach Mortgage Loan Trust
4.735% due 06/25/2036 ~	7,926	3,720
4.735% due 09/25/2036 •	9,980	6,394
4.895% due 10/25/2036 •	33,961	10,933
5.035% due 02/25/2036 •	6,483	5,554
5.065% due 01/25/2046 •	2,687	2,574

MASTR Asset-Backed Securities Trust
4.535% due 01/25/2037 •	267	76
4.855% due 05/25/2037 •	62	60
6.160% due 06/25/2035 •	470	480

Merrill Lynch Mortgage Investors Trust
4.655% due 08/25/2037 ~	1,063	522
4.725% due 08/25/2037 •	360	328
4.955% due 03/25/2037 ~	790	734
4.955% due 04/25/2037 •	559	268
5.185% due 09/25/2035 ~	3,729	3,693
5.235% due 08/25/2035 •	1,271	1,224

Morgan Stanley ABS Capital, Inc. Trust
4.685% due 07/25/2036 •	51	46
4.915% due 09/25/2036 •	6,576	2,279
4.975% due 03/25/2036 •	2,458	2,404
5.140% due 12/25/2034 ~	72	70

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.175% due 01/25/2034 •	$2,047	$2,062
5.365% due 02/25/2035 •	1,075	986
5.385% due 07/25/2037 •	39,040	36,888
5.455% due 01/25/2035 •	1,158	1,187

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.735% due 07/25/2036 ~	4,342	4,043
4.735% due 07/25/2036 •	6,461	6,123
5.095% due 11/25/2035 •	4,352	4,187
5.095% due 10/25/2036 ~	2,008	445

NovaStar Mortgage Funding Trust
4.755% due 05/25/2036 •	622	615
5.350% due 10/25/2035 •	7,454	7,257
6.535% due 12/25/2034 •	74	65

Option One Mortgage Loan Trust Asset-Backed Certificates
5.125% due 11/25/2035 •	1,446	1,390

Ownit Mortgage Loan Trust
4.755% due 10/25/2037 •	8,837	9,045
4.855% due 01/25/2037 •	591	576
4.895% due 10/25/2037 •	4,817	4,960

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.170% due 09/25/2035 •	4,723	4,622
5.470% due 05/25/2035 •	7,804	6,284
5.485% due 06/25/2035 •	10,980	9,396
6.160% due 09/25/2034 •	2,620	2,584

People’s Choice Home Loan Securities Trust
5.380% due 05/25/2035 •	569	533

Popular ABS Mortgage Pass-Through Trust
4.900% due 11/25/2036 •	6,844	5,941

Quest Trust
5.015% due 08/25/2036 •	6,182	5,843

Residential Asset Mortgage Products Trust
5.115% due 12/25/2035 •	1,012	897

Residential Asset Securities Corp. Trust
4.975% due 07/25/2036 •	1,060	926
5.065% due 02/25/2036 •	1,500	1,455
5.395% due 01/25/2036 •	2,608	2,473
5.410% due 09/25/2035 •	2,641	2,622

Saxon Asset Securities Trust
4.745% due 09/25/2037 ~	3,294	3,158
6.185% due 12/25/2037 •	1,952	1,858

Securitized Asset-Backed Receivables LLC Trust
4.875% due 01/25/2037 •	4,020	2,921
5.050% due 01/25/2035 ~	2,159	2,063

Soundview Home Loan Trust
4.605% due 07/25/2037 ~	4,156	3,655
4.635% due 06/25/2037 •	38,937	26,401
4.655% due 01/25/2037 ~	7,028	5,099
4.675% due 11/25/2036 •	5,706	1,569
4.735% due 03/25/2037 •	1,730	1,646
4.775% due 11/25/2036 •	3,298	906
5.385% due 09/25/2037 •	673	557
5.410% due 03/25/2036 ~	1,000	943

Structured Asset Investment Loan Trust
4.417% due 09/25/2034 •	2,708	2,808
5.155% due 07/25/2035 •	1,210	1,159
5.260% due 05/25/2034 •	1,111	1,071
5.635% due 08/25/2034 •	11,625	11,928

Structured Asset Securities Corp.
5.635% due 02/25/2035 •	542	550

Structured Asset Securities Corp. Mortgage Loan Trust
4.590% due 09/25/2036 ~	680	416
4.815% due 12/25/2035 •	1,219	1,205

Towd Point Mortgage Trust
6.125% due 02/25/2064 •	5,202	5,237

		589,657

HOME EQUITY SEQUENTIAL 0.1%

Saxon Asset Securities Trust
4.915% due 10/25/2046 •	9,050	7,845

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MANUFACTURING HOUSE ABS OTHER 0.1%

Conseco Finance Securitizations Corp.
6.188% due 09/01/2033 •		$1,211	$1,212

Towd Point Mortgage Trust
3.750% due 11/25/2058 ~		5,000	4,902
4.000% due 11/25/2058 ~		5,000	4,844

			10,958

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Conseco Finance Corp.
7.500% due 03/01/2030 ~		2,738	798

WHOLE LOAN COLLATERAL 1.4%

Citigroup Mortgage Loan Trust
4.870% due 11/25/2036 •		431	428

Countrywide Asset-Backed Certificates Trust
5.155% due 11/25/2035 •		263	260

First Franklin Mortgage Loan Trust
4.555% due 11/25/2036 •		1,589	1,463
4.735% due 05/25/2036 •		2,215	2,170
4.745% due 07/25/2036 •		186	181
4.915% due 04/25/2036 •		7,600	6,817

GSAMP Trust
5.185% due 01/25/2034 ~		1,896	1,895
5.410% due 06/25/2034 •		438	459

Lehman XS Trust
4.675% due 02/25/2037 •		2,438	2,356
4.755% due 02/25/2037 •		994	960

PRET LLC
4.843% due 09/25/2051 þ		36,164	36,031
4.868% due 07/25/2051 þ		9,084	9,078
5.487% due 10/25/2051 þ		23,176	23,183
5.487% due 10/25/2051 ~		2,829	2,828
6.721% due 07/25/2051 þ		21,573	21,595
7.125% due 04/25/2054 þ		13,523	13,594

PRPM LLC
5.487% due 11/25/2026 þ		2,794	2,796

RAAC Trust
5.035% due 06/25/2044 ~		1,012	919

Residential Asset Mortgage Products Trust
5.020% due 03/25/2036 •		18,400	17,186

Securitized Asset-Backed Receivables LLC Trust
5.015% due 12/25/2035 •		214	209
5.485% due 03/25/2035 •		152	150

Specialty Underwriting & Residential Finance Trust
5.020% due 12/25/2036 •		5,680	5,524

VCAT LLC
5.889% due 02/25/2055 þ		14,548	14,560

			164,642

OTHER ABS 5.7%

AccessLex Institute
4.834% due 09/26/2033 •		1,144	1,131

ACHV ABS Trust
4.760% due 04/26/2032		2,400	2,397
5.040% due 04/26/2032		2,200	2,197
5.900% due 04/25/2031		295	297

Affirm Master Trust
4.990% due 02/15/2033		19,900	20,016

Anchorage Capital CLO Ltd.
5.343% due 10/20/2034 •		16,600	16,511

Ayresome CDO Ltd.
7.830% due 12/08/2045 •		2,515	572

Betony CLO Ltd.
5.629% due 04/30/2031 •		977	977

BlueMountain CLO Ltd.
5.644% due 07/15/2031 •		6,592	6,594

BlueMountain EUR CLO Ltd.
3.695% due 01/15/2033 •	EUR	10,194	11,028

Capital Four U.S. CLO Ltd.
6.193% due 01/20/2037 •		$8,700	8,739

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	135

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital Street Master Trust
5.699% due 10/16/2028 •		$14,300	$14,313
5.949% due 10/16/2028 •		1,100	1,101

Carlyle Global Market Strategies CLO Ltd.
5.535% due 07/20/2031 •		5,428	5,434

Castlelake Aircraft Securitization Trust
4.125% due 06/15/2043		980	951

CIFC Funding Ltd.
5.505% due 04/20/2030 ~		1,322	1,322

College Avenue Student Loans LLC
4.130% due 12/26/2047		1,071	1,047
5.635% due 12/26/2047 ~		793	792
6.085% due 11/26/2046 •		313	316

Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «(g)		2,470	1,257
5.150% due 11/25/2054		7,995	8,018
5.350% due 11/25/2054		9,418	9,525
5.450% due 11/25/2054		2,410	2,435
5.750% due 11/25/2054		1,205	1,218
6.600% due 11/25/2054		1,564	1,579
8.750% due 11/25/2054		902	909

Credit-Based Asset Servicing & Securitization CBO Ltd.
7.770% due 02/16/2041 •		128,899	2,379
7.840% due 12/15/2034 •		10,528	776

CVC Cordatus Loan Fund DAC
3.336% due 08/15/2032 •	EUR	741	801

DLLMT LLC
5.080% due 02/22/2027		$10,500	10,526

ECMC Group Student Loan Trust
5.504% due 05/25/2067 •		1,594	1,601

GreenSky Home Improvement Trust
5.250% due 10/27/2059		1,858	1,865
5.550% due 06/25/2059		400	406
5.880% due 06/25/2059		1,136	1,146

Greywolf CLO Ltd.
5.722% due 01/27/2031 •		1,702	1,702

Guggenheim CLO Ltd.
5.473% due 01/15/2035 •		12,200	12,200

Hayfin Emerald CLO
4.413% due 01/25/2037 •	EUR	9,800	10,633

Henley CLO DAC
3.663% due 04/25/2034 •		10,900	11,797

Hildene TruPS Securitization Ltd.
6.350% due 05/22/2039 •		$34,226	34,140

Invesco Euro CLO DAC
3.725% due 10/30/2038 •	EUR	11,800	12,746

John Deere Owner Trust
4.360% due 08/16/2027		$49,500	49,495

KKR CLO Ltd.
5.564% due 04/15/2031 •		661	661

LCM Loan Income Fund Ltd.
5.585% due 04/20/2031 •		7,180	7,183

LCM Ltd.
5.573% due 07/20/2034 •		2,500	2,497

Lendingpoint Asset Securitization Trust
4.770% due 10/15/2029		117	116

LendingPoint Pass-Through Trust
5.700% due 07/15/2029		1,090	1,073

M&T Equipment Notes
4.990% due 08/18/2031		10,700	10,736

MacKay Shields Euro CLO DAC
3.674% due 10/20/2032 •	EUR	1,198	1,297

Marlette Funding Trust
7.130% due 12/15/2033		$5,492	5,571

METAL LLC
4.581% due 10/15/2042		2,462	1,674

Mountain View CLO Ltd.
5.762% due 04/15/2034 ~		10,300	10,309

National Collegiate Student Loan Trust
4.755% due 10/27/2031 •		447	447

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		1,907	1,765
1.330% due 04/15/2069		2,717	2,509
2.600% due 08/15/2068		1,771	1,703

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Refinance Loan Trust
5.150% due 02/16/2055		$4,800	$4,825

Navient Student Loan Trust
5.354% due 08/26/2069 ~		2,894	2,917
6.049% due 03/15/2072 •		8,933	8,996
7.230% due 03/15/2072		6,300	6,645

Nelnet Student Loan Trust
6.640% due 02/20/2041		3,232	3,346

Newark BSL CLO Ltd.
5.532% due 07/25/2030 ~		1,038	1,037

Octagon Investment Partners Ltd.
5.529% due 04/16/2031 ~		5,462	5,465

Octagon Loan Funding Ltd.
5.765% due 11/18/2031 ~		5,942	5,948

OneMain Financial Issuance Trust
1.750% due 09/14/2035		2,500	2,421
4.890% due 10/14/2034		22,999	23,001
5.850% due 09/15/2036 ~		4,400	4,457

Oportun Issuance Trust
5.010% due 02/08/2033		4,300	4,302
5.300% due 02/08/2033		900	898
5.890% due 02/08/2033		500	499

Pagaya AI Debt Selection Trust
6.093% due 11/15/2031		1,670	1,687
6.258% due 10/15/2031		4,538	4,575
6.319% due 08/15/2031		2,045	2,063
7.600% due 12/16/2030		432	433
8.050% due 03/15/2030 •		231	232
8.803% due 12/16/2030 •		662	669

Project Panama SPV LLC
7.870% due 12/23/2027 «•		10,236	10,248

Reach ABS Trust
4.960% due 08/16/2032		5,348	5,349

Regional Management Issuance Trust
5.830% due 07/15/2036		2,400	2,450

Rockford Tower Europe CLO DAC
4.041% due 04/24/2037 •	EUR	13,000	14,067

Saranac CLO Ltd.
6.454% due 06/22/2030 ~		$326	327

SLM Student Loan Trust
5.254% due 03/25/2026 ~		31,770	31,725

SMB Private Education Loan Trust
0.000% due 02/16/2055 «(g)		3	3,043
3.940% due 02/16/2055		14,430	13,983
4.550% due 02/16/2055		6,997	6,856
4.950% due 02/16/2055		2,107	2,066
5.090% due 10/16/2056		3,971	4,007
5.447% due 07/15/2053 •		23,742	23,779
5.500% due 06/17/2052		12,944	13,216
5.799% due 02/16/2055 ~		14,430	14,630
5.950% due 02/16/2055		2,386	2,362
6.149% due 10/16/2056 •		3,122	3,184

SoFi Alternative Trust
4.800% due 02/27/2034		7,800	7,806

SoFi Consumer Loan Program Trust
1.000% due 04/25/2034 «(b)		5,725	6,931
4.710% due 04/25/2034 «		35,688	35,719
4.840% due 04/25/2034 «(b)		3,656	3,659
5.160% due 04/25/2034 «		2,843	2,845
5.460% due 04/25/2034 «		2,088	2,090

Steele Creek CLO Ltd.
5.625% due 04/21/2031 ~		127	127

Theorem Funding Trust
6.060% due 12/15/2028		585	586

TIAA CLO Ltd.
5.433% due 01/20/2032 ~		4,693	4,692

Upstart Pass-Through Trust
4.300% due 05/20/2030		715	707
7.900% due 10/20/2028		1,981	2,012

Upstart Securitization Trust
5.500% due 06/20/2032		1,269	1,269

Venture CLO Ltd.
5.824% due 01/15/2032 •		1,322	1,323

Volvo Financial Equipment LLC
4.560% due 05/17/2027		16,500	16,516

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WAVE Trust
3.844% due 11/15/2042		$3,383	$3,163

Wind River CLO Ltd.
5.605% due 07/18/2031 ~		851	851

			646,434

Total Asset-Backed Securities (Cost $2,413,320)			2,385,949

SOVEREIGN ISSUES 8.5%

Argentina Government International Bond
0.750% due 07/09/2030 þ		9,132	6,448
1.000% due 07/09/2029		1,003	780
3.500% due 07/09/2041 þ		9,847	5,720
4.125% due 07/09/2035 þ		40,783	25,516
4.125% due 07/09/2046 þ		112	69
5.000% due 01/09/2038 þ		10,711	7,068

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (g)	BRL	851,304	139,211

Egypt Government International Bond
21.954% due 03/04/2028	EGP	1,479,900	29,965

Israel Government International Bond
1.750% due 08/31/2025	ILS	5,400	1,439
5.375% due 02/19/2030		$64,200	64,715
5.500% due 03/12/2034		8,800	8,765

Mexico Government International Bond
2.750% due 11/27/2031 (i)	MXN	863,164	36,857
3.000% due 12/03/2026 (i)		725,718	34,132
4.000% due 11/30/2028 (i)		573,449	27,151
4.000% due 08/24/2034 (i)		211,727	9,644
7.000% due 09/03/2026		210,000	10,063
7.500% due 06/03/2027		282,600	13,520
7.500% due 05/26/2033		27,000	1,190
7.750% due 05/29/2031		382,500	17,577
7.750% due 11/23/2034		249,500	10,963
8.500% due 03/01/2029		617,200	29,841
8.500% due 05/31/2029		163,300	7,889

Peru Government International Bond
5.400% due 08/12/2034	PEN	10,974	2,725
6.150% due 08/12/2032		125,800	34,403
6.900% due 08/12/2037		41,525	11,163
6.950% due 08/12/2031		113,001	32,891
7.300% due 08/12/2033		134,100	38,551
7.600% due 08/12/2039		44,900	12,661

Republic of Poland Government International Bond
4.875% due 02/12/2030		$24,800	25,053

Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	424,000	20,536
8.000% due 01/31/2030		80,800	4,223
8.500% due 01/31/2037		246,200	11,168
8.875% due 02/28/2035		686,600	33,525
9.000% due 01/31/2040		55,000	2,481
10.500% due 12/21/2026		468,300	26,438

Romania Government International Bond
2.000% due 04/14/2033	EUR	5,000	4,029
3.750% due 02/07/2034		6,330	5,692
5.250% due 03/10/2030		31,800	34,662
5.250% due 05/30/2032		10,700	11,159
5.375% due 03/22/2031		8,760	9,392
5.500% due 09/18/2028		9,500	10,666
5.875% due 07/11/2032 (b)		25,900	27,818

Russia Government International Bond
5.250% due 06/23/2047 «		$12,400	0
5.625% due 04/04/2042		3,400	2,380
5.875% due 09/16/2043		1,800	1,232

Saudi Government International Bond
3.375% due 03/05/2032	EUR	4,400	4,701
3.750% due 03/05/2037		6,100	6,352
5.125% due 01/13/2028		$51,500	52,150

Turkey Government International Bond
5.250% due 03/13/2030		15,400	14,344
6.125% due 10/24/2028		2,500	2,478
7.625% due 04/26/2029		7,700	7,931
44.165% due 09/06/2028 ~	TRY	50,100	1,242
45.031% due 05/20/2026 ~		4,600	122
45.031% due 08/19/2026 ~		3,400	88
45.031% due 05/17/2028 ~		778,800	19,413

136	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ukraine Government International Bond
0.000% due 02/01/2030 þ(h)	$45	$23
0.000% due 02/01/2034 þ(h)	167	67
0.000% due 02/01/2035 þ(h)	141	78
0.000% due 02/01/2036 þ(h)	118	65
1.750% due 02/01/2034 þ	246	132
1.750% due 02/01/2035 þ	328	172
1.750% due 02/01/2036 þ	246	127

Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)	124	23
7.650% due 04/21/2025 ^(d)	3,123	560
9.250% due 09/15/2027 ^(d)	729	153
9.250% due 05/07/2028 ^(d)	2,886	556
11.750% due 10/21/2026 ^(d)	130	28
11.950% due 08/05/2031 ^(d)	6,600	1,353

Total Sovereign Issues (Cost $983,557)		963,529

	SHARES
COMMON STOCKS 0.3%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (e)	2,065,869	2,293

iHeartMedia, Inc. ‘A’ (e)	487,321	804

iHeartMedia, Inc. ‘B’ «(e)	378,169	549

Windstream Services LLC «(e)	5,491	123

		3,769

FINANCIALS 0.1%

Hipotecaria Su Casita SA «(e)	345,787	0

Intelsat Emergence SA «(m)	372,608	12,551

UBS Group AG	17,485	531

		13,082

HEALTH CARE 0.1%

Amsurg Equity «(e)(m)	317,945	14,865

INDUSTRIALS 0.0%

Drillco Holding Lux SA «(m)	23,705	597

Foresea Holdings SA «	7,901	199

Westmoreland Mining Holdings «(e)(m)	2,910	3

Westmoreland Mining LLC «(e)(m)	2,936	10

		809

Total Common Stocks (Cost $69,864)		32,525

WARRANTS 0.0%

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	4,542	9

Total Warrants (Cost $6,265)		9

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(j)	500,000	498

Total Preferred Securities (Cost $504)		498

REAL ESTATE INVESTMENT TRUSTS 0.0%

REAL ESTATE 0.0%

Uniti Group, Inc.	3,766	19

Total Real Estate Investment Trusts (Cost $24)		19

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.6%

COMMERCIAL PAPER 2.3%

AbbVie, Inc.
4.640% due 04/15/2025	$25,100	$25,052
4.640% due 04/17/2025	12,500	12,473

AES Corp.
4.900% due 04/11/2025	1,600	1,598

Alimentation Couche-Tard, Inc.
4.640% due 04/09/2025	13,800	13,784
4.650% due 04/10/2025	11,600	11,585

Bacardi-Martini BV
4.700% due 04/24/2025	3,600	3,588
4.730% due 04/17/2025	1,800	1,796

Broadcom, Inc.
4.610% due 05/13/2025	1,400	1,392

Canadian Natural Resources Ltd.
4.850% due 04/28/2025 (b)	16,100	16,046
4.900% due 04/16/2025	800	798
4.900% due 04/25/2025 (b)	1,700	1,694
4.950% due 04/25/2025	15,600	15,549

CBRE Services, Inc.
4.720% due 04/17/2025	6,300	6,286
4.720% due 04/23/2025	5,000	4,985
4.740% due 04/17/2025	1,300	1,297

Constellation Brands, Inc.
4.800% due 04/11/2025	300	299

Crown Castle, Inc.
4.880% due 04/08/2025	1,300	1,299
4.910% due 04/29/2025	39,800	39,643
4.910% due 05/06/2025 (b)	800	796

Enbridge U.S., Inc.
4.640% due 04/25/2025	9,900	9,869

Eversource Energy
4.750% due 04/24/2025	500	498

Global Payments, Inc.
5.000% due 04/21/2025	6,900	6,880
5.000% due 04/22/2025	5,300	5,284

HA Sustainable Infrastructure Capital, Inc.
5.150% due 04/24/2025	1,400	1,395

International Flavors & Fragrances, Inc.
4.950% due 04/11/2025	2,400	2,397
4.950% due 04/16/2025	4,100	4,092

Jabil, Inc.
4.810% due 04/11/2025 (b)	2,100	2,097
4.820% due 04/07/2025	6,900	6,893

Jones Lang LaSalle Finance BV
4.750% due 04/17/2025	4,500	4,490
4.750% due 04/22/2025	5,400	5,385

Keurig Dr. Pepper, Inc.
4.600% due 04/14/2025	11,900	11,879

Marsh & McLennan Cos, Inc.
4.600% due 04/17/2025	3,900	3,892
4.630% due 04/21/2025	7,900	7,879
4.630% due 04/23/2025	7,000	6,980
4.630% due 04/24/2025	1,700	1,695

Mondelez International, Inc.
4.620% due 04/04/2025	2,100	2,099
4.620% due 04/07/2025	2,500	2,498

NextEra Energy Capital Holdings, Inc.
4.630% due 04/21/2025	3,900	3,890

Targa Resources Corp.
4.700% due 04/21/2025	7,900	7,877

		257,929

	SHARES
MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 4.400% (l)	1,001,951	1,002

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (n) 0.1%
		$10,900

SHORT-TERM NOTES 0.1%

Enterprise Fleet Financing LLC
5.493% due 07/21/2025	$2,353	2,355

GreenSky Home Improvement Issuer Trust
4.749% due 03/25/2026	4,100	4,110

		6,465

U.S. TREASURY BILLS 0.1%
4.301% due 04/03/2025 - 06/26/2025 (f)(g)(r)	6,128	6,102

Total Short-Term Instruments (Cost $282,411)		282,398

Total Investments in Securities (Cost $16,586,498)		16,165,259

	SHARES
INVESTMENTS IN AFFILIATES 10.8%

SHORT-TERM INSTRUMENTS 10.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.8%

PIMCO Short-Term Floating NAV Portfolio III	126,629,672	1,232,613

Total Short-Term Instruments (Cost $1,232,801)		1,232,613

Total Investments in Affiliates (Cost $1,232,801)		1,232,613

Total Investments 152.7% (Cost $17,819,299)		$17,397,872

Financial Derivative Instruments (o)(q) (0.0)% (Cost or Premiums, net $66,517)		(2,931)

Other Assets and Liabilities, net (52.7)%		(5,999,559)

Net Assets 100.0%		$11,395,382

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	137

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Security becomes interest bearing at a future date.

(i)	Principal amount of security is adjusted for inflation.

(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(k)	Contingent convertible security.

(l)	Coupon represents a 7-Day Yield.

(m) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$13,286	$14,865	0.13%
Drillco Holding Lux SA	06/08/2023	474	597	0.01
Hardwood Funding LLC 4.980% due 06/07/2028	03/11/2025	3,100	3,112	0.03
Hardwood Funding LLC 5.070% due 06/07/2030	03/11/2025	2,000	2,009	0.02
Intelsat Emergence SA	06/19/2017 - 02/23/2024	25,427	12,551	0.11
National Football League 5.480% due 10/05/2028	03/14/2024	18,600	18,794	0.16
Prime Property Development Corp. Ltd. 5.250% due 09/30/2029	09/17/2024	12,400	12,215	0.10
Project Alpha Investindustrial 4.594% due 02/27/2026	02/28/2025	2,255	2,350	0.02
VB DPR Finance Co. 6.833% due 03/15/2035	01/31/2025	20,000	20,406	0.18
Westmoreland Mining Holdings	03/26/2019	9	3	0.00
Westmoreland Mining LLC	06/30/2023	19	10	0.00

		$97,570	$86,912	0.76%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(n) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
JPS	4.500%	03/31/2025	04/01/2025	$10,900	U.S. Treasury Notes 0.750% due 03/31/2026	$(11,122)	$10,900	$10,901

Total Repurchase Agreements						$(11,122)	$10,900	$10,901

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.7)%
Uniform Mortgage-Backed Security, TBA	1.500%	04/01/2055	$3,650	$(2,753)	$(2,756)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2040	17,200	(15,447)	(15,548)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2055	1,200	(951)	(954)

138	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Uniform Mortgage-Backed Security, TBA	2.500%	04/01/2055	$17,000	$(14,033)	$(14,138)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2055	376,000	(311,233)	(312,679)
Uniform Mortgage-Backed Security, TBA	4.000	04/01/2055	3,300	(3,066)	(3,075)
Uniform Mortgage-Backed Security, TBA	4.500	04/01/2055	74,000	(70,479)	(70,790)

Total Short Sales (3.7)%				$(417,962)	$(419,940)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
JPS	$10,901	$0	$0	$10,901	$(11,122)	$(221)

Total Borrowings and Other Financing Transactions	$10,901	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(16,738) at a weighted average interest rate of 4.649%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	411	$411	$(102)	$(30)
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	432	432	(107)	(55)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	1,378	1,378	(381)	(298)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	411	411	(148)	(223)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	432	432	(121)	(196)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	1,378	1,378	(445)	(519)

Total Written Options					$(1,304)	$(1,321)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond June Futures	06/2025	126	$8,870	$15	$84	$0
Long Gilt June Futures	06/2025	3,980	471,393	(3,250)	5,090	0
U.S. Treasury 5-Year Note June Futures	06/2025	7,739	837,021	10,833	0	(242)
U.S. Treasury 10-Year Note June Futures	06/2025	5,420	602,806	8,119	85	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	451	55,135	833	197	0

				$16,550	$5,456	$(242)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	227	$(54,693)	$834	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	1,196	(286,801)	2,423	45	0
3-Month SOFR Active Contract March Futures	06/2025	1,127	(269,600)	2,294	7	0
3-Month SOFR Active Contract March Futures	06/2026	214	(51,625)	709	0	0
3-Month SOFR Active Contract September Futures	12/2025	174	(41,843)	717	2	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	139

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BOBL June Futures	06/2025	667	$(84,953)	$675	$22	$(202)
Euro-Bund June Futures	06/2025	1,732	(241,274)	5,866	19	(918)
Euro-Buxl 30-Year Bond June Futures	06/2025	4	(516)	34	0	(5)
Euro-Schatz June Futures	06/2025	4	(463)	0	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	70	(7,989)	(94)	0	(7)
U.S. Treasury Long-Term Bond June Futures	06/2025	2,256	(264,587)	(3,808)	0	(423)

				$9,650	$95	$(1,555)

Total Futures Contracts				$26,200	$5,551	$(1,797)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Co.	(5.000)%	Quarterly	06/20/2026	0.589%	$ 700	$(38)	$0	$(38)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Airbus Finance BV	1.000%	Quarterly	12/20/2025	0.111%	EUR	40,500	$(488)	$785	$297	$0	$(5)
Airbus Finance BV	1.000	Quarterly	06/20/2026	0.151		43,900	1,199	(692)	507	0	(12)
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.287		$300	4	(2)	2	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.346		4,600	76	(38)	38	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514		7,100	(37)	144	107	0	(3)
Boeing Co.	1.000	Quarterly	06/20/2030	‘0.920		2,600	7	4	11	0	(2)
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.547		800	114	(19)	95	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.436		1,400	65	(49)	16	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	‘0.460		4,100	239	(99)	140	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.999		7,200	306	317	623	0	(10)
General Electric Co.	1.000	Quarterly	06/20/2026	0.077		16,000	100	83	183	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097		3,300	37	14	51	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.131	EUR	16,100	(1,220)	1,260	40	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.127		5,900	(594)	636	42	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	0.163		4,600	(439)	491	52	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.211		12,500	(581)	768	187	0	(8)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.237		3,500	(255)	319	64	0	(3)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.317		$2,100	48	(30)	18	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.368		20,900	492	(264)	228	0	(7)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.492		7,600	(5)	125	120	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.547		1,900	(5)	35	30	0	(1)

							$(937)	$3,788	$2,851	$0	$(58)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$9,200	$(295)	$302	$7	$12	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	3	0	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	73,416	(2,805)	2,860	55	59	0
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027	980	(81)	79	(2)	1	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	9,400	(766)	718	(48)	6	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	1,400	(95)	84	(11)	1	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	22,600	(1,028)	712	(316)	13	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	7,200	(247)	102	(145)	2	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	10,300	(299)	19	(280)	2	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	7,800	(280)	(15)	(295)	1	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	384	31	(20)	11	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	36,672	3,201	(1,625)	1,576	24	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	2,592	147	0	147	5	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	970	0	57	57	1	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	66,700	3,390	160	3,550	75	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	300	7	(3)	4	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	1,000	1	14	15	0	0

140	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$400	$0	$7	$7	$0	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	2,600	12	37	49	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	1,000	10	10	20	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	141,500	3,159	(436)	2,723	1	(2)
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	51,000	938	0	938	7	0

					$4,997	$3,065	$8,062	$210	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	19,300	$641	$(69)	$572	$0	$(84)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		6,400	(27)	291	264	0	(54)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		5,900	(16)	(135)	(151)	54	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		2,900	180	23	203	0	(26)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		13,600	1,629	354	1,983	0	(219)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	3,740,000	0	(356)	(356)	26	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		19,770,000	360	4,331	4,691	0	(293)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		52,610,000	5,316	8,829	14,145	0	(1,051)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		15,440,000	200	980	1,180	0	(329)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		6,157,600	(19)	2,092	2,073	0	(216)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		7,950,000	453	631	1,084	0	(374)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		3,007,000	873	2,627	3,500	0	(174)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		908,000	0	848	848	0	(54)
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025		$28,600	(224)	(451)	(675)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025		14,300	(112)	(226)	(338)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		57,200	(449)	(896)	(1,345)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025		36,900	(285)	(546)	(831)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025		27,500	(208)	(427)	(635)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025		52,800	(407)	(777)	(1,184)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.790	Annual	04/10/2025		22,000	(169)	(325)	(494)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025		52,800	(403)	(754)	(1,157)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025		456,560	(3,285)	1,568	(1,717)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025		1,031,690	704	59	763	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025		258,700	7,230	680	7,910	29	0
Receive	1-Day USD-SOFR Compounded-OIS	2.620	Annual	07/24/2025		155,900	1,169	2,027	3,196	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		168,200	2,140	2,070	4,210	20	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		120,800	26	2,177	2,203	11	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		261,800	(1,267)	2,793	1,526	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	2.590	Annual	07/23/2026		110,700	1,522	1,995	3,517	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.645	Annual	07/24/2026		169,300	2,421	2,764	5,185	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.243	Annual	08/07/2026		51,400	694	1,245	1,939	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		20,500	(35)	(1,020)	(1,055)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027		11,000	(11)	(557)	(568)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		41,000	(96)	(1,919)	(2,015)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.300	Annual	03/21/2027		337,420	(430)	4,056	3,626	19	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	05/18/2027		1,172,300	(2,877)	66,221	63,344	118	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		45,790	1,407	2,624	4,031	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027		24,500	(123)	(614)	(737)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027		12,600	(65)	(234)	(299)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027		2,600	(6)	6	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		33,150	2,389	(746)	1,643	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		33,200	(71)	191	120	10	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		38,548	(1,416)	(2,575)	(3,991)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		36,150	824	80	904	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	07/21/2028		14,300	(333)	(298)	(631)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028		14,500	(337)	(316)	(653)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028		21,900	(518)	(406)	(924)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028		14,200	(339)	(407)	(746)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028		6,860	0	53	53	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028		10,170	0	78	78	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		75,380	1,212	(1,349)	(137)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	1.100	Semi-Annual	02/01/2029		50,700	(216)	5,595	5,379	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		41,600	(100)	529	429	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		14,200	(33)	196	163	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029		29,400	(39)	437	398	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029		27,740	(899)	284	(615)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		106,480	5,107	9,129	14,236	0	(56)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		33,998	1,916	1,441	3,357	0	(19)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	141

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	06/20/2029	$528,460	$(3,503)	$6,073	$2,570	$0	$(366)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029	225,710	(3,589)	(738)	(4,327)	0	(185)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	12,600	(79)	(341)	(420)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	12,500	(78)	(310)	(388)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.258	Annual	09/30/2029	892,900	(350)	20,789	20,439	0	(694)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	885,520	(10,562)	9,207	(1,355)	105	(61)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	156,890	14,254	(2,027)	12,227	0	(127)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	34,200	(120)	(184)	(304)	35	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	28,400	(98)	(324)	(422)	29	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	12,100	(34)	(42)	(76)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	140,470	2,384	4,054	6,438	0	(160)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	6,900	(22)	31	9	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	11,700	0	116	116	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	25,500	0	252	252	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	23,500	0	228	228	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	23,400	0	199	199	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	42,300	0	338	338	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	29,400	0	213	213	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	52,800	0	366	366	0	(71)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	52,900	0	362	362	0	(71)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	23,500	0	156	156	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	23,500	0	134	134	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	15,600	0	55	55	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	12,500	0	35	35	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	19,700	0	44	44	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	33,000	0	70	70	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	25,000	0	51	51	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	15,500	0	6	6	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	15,600	0	5	5	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	15,600	0	1	1	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	10,400	0	(2)	(2)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	15,600	0	(6)	(6)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	15,600	0	(9)	(9)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	15,600	0	(18)	(18)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	140,650	4,757	(3,198)	1,559	0	(195)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	30,940	(1,420)	474	(946)	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	6,820	0	182	182	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	11,400	0	230	230	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	93,822	(6,926)	(9,659)	(16,585)	118	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	297,960	(3,074)	4,555	1,481	0	(481)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	20,980	2	521	523	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	1.470	Semi-Annual	07/15/2031	13,400	(54)	2,007	1,953	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	16,700	(72)	2,547	2,475	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	10,800	(24)	(1,550)	(1,574)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	10,900	(19)	(1,543)	(1,562)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	8,000	(17)	(1,128)	(1,145)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	141,710	(237)	(17)	(254)	0	(262)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031	232,620	(4,213)	(1,654)	(5,867)	0	(444)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	8,900	(23)	(1,223)	(1,246)	14	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	2,700	(8)	(383)	(391)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/01/2032	18,800	(108)	3,172	3,064	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	14,500	77	1,709	1,786	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	24,400	95	2,891	2,986	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	20,720	598	(28)	570	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/21/2032	282,250	140	5,138	5,278	567	0
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032	636,600	(15,389)	97,787	82,398	0	(131)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	22,000	(304)	(1,472)	(1,776)	45	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	22,000	(308)	(1,453)	(1,761)	45	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	3,100	(26)	(134)	(160)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	255,860	29,654	1,462	31,116	0	(530)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	18,800	(75)	(308)	(383)	47	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	18,000	(79)	(361)	(440)	45	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	17,600	(76)	(311)	(387)	44	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	17,600	(60)	(455)	(515)	44	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	33,400	(119)	(511)	(630)	84	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	208,310	4,554	1,289	5,843	0	(540)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	50,500	(204)	(1,526)	(1,730)	130	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	472,330	(2,441)	8,885	6,444	0	(284)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	77,455	955	4,186	5,141	0	(186)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	8,300	(30)	(25)	(55)	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	9,500	(38)	(20)	(58)	25	0

142	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.760%	Annual	08/23/2033	$27,800	$(108)	$12	$(96)	$75	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	14,000	(53)	52	(1)	38	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	28,100	(99)	317	218	76	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	27,000	(93)	610	517	74	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	13,100	(47)	447	400	36	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	13,100	(52)	428	376	36	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	11,200	(38)	404	366	31	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	13,300	(46)	502	456	37	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	7,000	(25)	271	246	20	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	7,000	(25)	285	260	20	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	6,600	(23)	338	315	19	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	8,200	(30)	460	430	23	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	7,000	(29)	388	359	20	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	13,600	(57)	770	713	39	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	13,900	(63)	(456)	(519)	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	14,200	(62)	(234)	(296)	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	15,100	(63)	(159)	(222)	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	120,910	(4,054)	1,634	(2,420)	328	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	7,500	(32)	(17)	(49)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	14,200	(61)	(45)	(106)	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	7,100	(31)	34	3	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	7,100	(31)	2	(29)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	7,100	(32)	71	39	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	14,300	(65)	184	119	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	15,500	(73)	175	102	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	14,500	0	180	180	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	14,200	(65)	233	168	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	7,000	(29)	19	(10)	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	4,200	(18)	13	(5)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	8,100	(33)	(28)	(61)	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	14,200	(58)	(37)	(95)	39	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	14,200	(58)	(16)	(74)	39	0
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	7,500	(32)	(44)	(76)	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	6,900	(35)	22	(13)	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	5,900	(30)	45	15	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	28,000	(125)	367	242	79	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	15,100	(64)	(46)	(110)	42	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	7,700	(29)	2	(27)	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	15,000	(56)	16	(40)	42	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	14,600	(55)	71	16	41	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	7,600	(29)	39	10	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	15,600	(54)	143	89	44	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	14,400	(49)	293	244	41	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	14,400	(57)	311	254	41	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	15,200	(44)	307	263	44	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	80,300	(226)	1,704	1,478	231	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	14,200	(38)	350	312	41	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	39,200	(127)	1,229	1,102	114	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	16,900	(68)	(253)	(321)	0	(49)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	92,440	(2,481)	1,664	(817)	267	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	21,400	(65)	(207)	(272)	0	(63)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	15,000	(49)	(227)	(276)	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	25,200	(100)	171	71	0	(74)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	25,200	(86)	478	392	0	(73)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	25,300	(93)	407	314	0	(74)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	28,000	(92)	702	610	0	(81)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	39,800	(139)	938	799	0	(116)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	27,900	(99)	638	539	0	(81)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	25,200	(89)	711	622	0	(73)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	28,800	(98)	742	644	0	(84)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	25,100	(90)	533	443	0	(73)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	19,300	(69)	483	414	0	(56)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	17,400	(66)	575	509	0	(51)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	14,600	(55)	427	372	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	17,900	(67)	507	440	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	16,200	(64)	619	555	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	14,400	(69)	776	707	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	8,200	(38)	433	395	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	32,800	(144)	1,621	1,477	0	(95)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	25,400	(90)	1,331	1,241	0	(73)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	25,300	(91)	1,291	1,200	0	(73)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	143

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.450%	Annual	10/11/2034		$26,500	$(96)	$(687)	$(783)	$78	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		26,500	(94)	(855)	(949)	78	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		16,800	(57)	(527)	(584)	49	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		16,200	(45)	(432)	(477)	48	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		28,900	(86)	(726)	(812)	86	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		28,700	(90)	(667)	(757)	85	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		58,200	(188)	(1,425)	(1,613)	173	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		52,400	(186)	(1,034)	(1,220)	157	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		3,570	42	(51)	(9)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		14,400	(38)	115	77	45	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		9,800	(26)	87	61	31	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		14,300	(38)	186	148	45	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		14,400	(39)	164	125	45	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		42,300	(117)	959	842	134	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		15,500	(56)	(124)	(180)	0	(50)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		8,200	(29)	(41)	(70)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		16,400	(57)	(88)	(145)	0	(53)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		32,100	(108)	(245)	(353)	0	(104)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		19,100	(55)	(134)	(189)	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		3,300	0	276	276	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		4,490	0	306	306	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		1,760	0	102	102	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.485	Semi-Annual	01/13/2051		6,800	(45)	(2,930)	(2,975)	31	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	01/13/2051		61,800	(268)	(25,807)	(26,075)	285	0
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		7,300	(75)	(3,108)	(3,183)	33	0
Pay	1-Day USD-SOFR Compounded-OIS	1.438	Semi-Annual	01/22/2051		17,700	(185)	(7,687)	(7,872)	80	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051		42,600	(18)	18,824	18,806	0	(208)
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		8,400	(112)	3,385	3,273	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		186,000	(1,621)	77,436	75,815	0	(893)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		291,500	31,444	78,077	109,521	0	(1,582)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/15/2052		76,320	(3,119)	880	(2,239)	0	(568)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		9,600	(88)	(1,146)	(1,234)	65	0
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053		3,600	(260)	(583)	(843)	23	0
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		3,600	(262)	(589)	(851)	23	0
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053		5,600	(419)	(934)	(1,353)	35	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		4,200	(24)	19	(5)	32	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		4,200	(22)	54	32	32	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		4,400	(23)	49	26	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		7,340	(40)	726	686	0	(51)
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		6,000	(51)	(221)	(272)	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		78,300	6,259	(1,164)	5,095	0	(570)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		95,600	13,708	(4,382)	9,326	0	(690)
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026	BRL	58,300	0	(570)	(570)	7	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		29,400	0	(285)	(285)	3	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		44,500	0	(423)	(423)	5	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		112,800	0	(1,031)	(1,031)	13	0
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		112,000	0	(1,013)	(1,013)	13	0
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		110,900	0	(999)	(999)	13	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		85,700	0	(1,253)	(1,253)	26	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		19,800	0	(285)	(285)	6	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		91,600	0	(1,323)	(1,323)	28	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		28,800	0	(360)	(360)	9	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		172,800	0	(2,463)	(2,463)	52	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		87,080	0	(1,078)	(1,078)	26	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		43,000	0	(604)	(604)	13	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		44,160	0	(536)	(536)	13	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		73,690	0	(892)	(892)	22	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		132,360	0	(1,595)	(1,595)	40	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		103,130	0	(1,235)	(1,235)	31	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		14,860	0	(178)	(178)	4	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		103,030	0	(1,213)	(1,213)	31	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		93,690	0	(1,078)	(1,078)	28	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		6,500	0	(82)	(82)	2	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		3,300	0	(41)	(41)	1	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		3,300	0	(41)	(41)	1	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		1,700	0	(16)	(16)	1	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		7,300	0	(69)	(69)	2	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		17,500	0	(148)	(148)	5	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029	AUD	36,400	375	(289)	86	82	0
Pay(6)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		105,300	706	355	1,061	561	0

144	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month EUR-EURIBOR	2.770%	Annual	04/16/2029	EUR	15,100	$(25)	$500	$475	$24	$0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		15,200	(22)	527	505	25	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		11,900	(21)	529	508	22	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		14,500	(20)	(379)	(399)	0	(24)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		9,800	(28)	304	276	39	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		16,100	(42)	(133)	(175)	0	(64)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	61,900	363	1,664	2,027	118	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	37,800	0	59	59	3	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		30,200	0	47	47	2	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		112,900	0	177	177	8	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		75,100	0	119	119	5	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		45,600	0	72	72	3	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		77,000	0	126	126	5	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		78,000	0	127	127	6	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		78,200	0	128	128	6	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		79,600	0	142	142	6	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		39,500	0	59	59	3	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		95,000	0	147	147	7	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		39,500	0	61	61	3	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		40,300	0	63	63	3	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		40,200	0	71	71	3	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		77,500	0	113	113	6	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		77,500	0	118	118	6	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		23,000	0	36	36	2	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		33,700	0	9	9	6	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		33,700	0	9	9	6	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		32,900	0	10	10	6	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		32,900	0	11	11	6	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		32,900	0	13	13	6	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		32,900	0	14	14	6	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		100,300	0	43	43	19	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		46,700	0	22	22	9	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		169,100	0	135	135	32	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	(242)	(156)	7	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	(2,461)	(837)	78	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		32,900	(48)	486	438	143	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		84,600	(316)	1,372	1,056	391	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		22,500	297	(34)	263	111	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025	EUR	1,900	0	34	34	0	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		1,200	0	35	35	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		17,400	(41)	745	704	22	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		16,300	(31)	745	714	22	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		695,480	(9,852)	3,873	(5,979)	1,536	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		44,600	(997)	962	(35)	146	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		9,400	(37)	740	703	34	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		9,700	(30)	166	136	37	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		9,800	(31)	161	130	37	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		8,900	(21)	(340)	(361)	37	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		9,400	(24)	(174)	(198)	38	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		9,500	(25)	(91)	(116)	38	0
Pay(6)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		10,000	(25)	(153)	(178)	0	(178)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	7,383	8,349	0	(82)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	1,874	1,745	0	(21)
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		296,100	3,985	22,458	26,443	0	(152)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		211,900	14,661	2,609	17,270	0	(1,669)
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029	MXN	68,000	0	132	132	2	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		50,400	0	95	95	1	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		97,800	0	212	212	2	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		95,100	0	208	208	3	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		266,600	0	576	576	7	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	148,700	(2,525)	3,657	1,132	21	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	7,300	(6)	(1,009)	(1,015)	14	0
Pay	UKRPI	4.055	Maturity	09/15/2031		6,800	28	(920)	(892)	13	0
Pay	UKRPI	4.066	Maturity	09/15/2031		13,200	(162)	(1,550)	(1,712)	25	0
Pay	UKRPI	4.020	Maturity	10/15/2031		9,600	(43)	(1,249)	(1,292)	21	0
Pay	UKRPI	4.140	Maturity	10/15/2031		18,500	(70)	(2,103)	(2,173)	42	0

							$68,320	$439,220	$507,540	$10,055	$(17,698)

Total Swap Agreements							$72,342	$446,073	$518,415	$10,265	$(17,758)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	145

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$5,551	$10,265	$15,816	$(1,321)	$(1,797)	$(17,762)	$(20,880)

(p)

Securities with an aggregate market value of $312,923 and cash of $12,911 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.

(q) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2025	JPY	1,376,857		$9,127	$0	$(53)
	04/2025		$53,697	AUD	84,882	0	(658)
	04/2025		5,663	JPY	846,132	0	(22)
	04/2025		716	SGD	958	0	(4)
	05/2025	AUD	84,882		$53,709	657	0
	05/2025	CNH	42,385		5,787	0	(62)
	05/2025	SGD	956		716	3	0
	05/2025		$21,759	CNH	157,561	9	(23)
	05/2025		9,127	JPY	1,372,237	53	0
	06/2025	CNH	95,266		$13,034	0	(146)
	06/2025		$6,486	CNH	46,805	0	(10)
	07/2025	CNH	78,410		$10,883	19	(4)
	08/2025		78,422		10,876	0	(19)

BOA	04/2025	IDR	13,027,665		788	5	0
	04/2025	KRW	2,105,315		1,436	7	0
	04/2025	NOK	577		52	0	(3)
	04/2025	SEK	5,135		482	0	(29)
	04/2025		$787	IDR	13,027,665	0	(4)
	05/2025	CNH	41,442		$5,662	0	(58)
	05/2025	IDR	19,289,514		1,158	2	0
	05/2025	TRY	2,755		70	3	0
	05/2025		$1,227	INR	105,443	4	0
	05/2025		998	TRY	44,249	116	0
	06/2025	CNH	56,672		$7,806	2	(36)
	06/2025	KRW	22,382		15	0	0
	06/2025		$3,178	CNH	22,957	0	(1)
	06/2025		1,894	KRW	2,759,604	0	(14)
	08/2025	CNH	73,821		$10,319	64	0
	08/2025	TWD	1,824		56	1	0

146	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	04/2025	BRL	262,619		$45,696	$0	$(325)
	04/2025	EUR	312,644		327,831	0	(10,230)
	04/2025	GBP	5,578		7,178	0	(28)
	04/2025	IDR	99,132,597		5,980	29	0
	04/2025	ILS	8,282		2,258	30	0
	04/2025	JPY	491,386		3,269	0	(7)
	04/2025	SGD	4,335		3,246	20	0
	04/2025	TRY	94		2	0	0
	04/2025	TWD	1,149,895		35,041	414	0
	04/2025		$3,502	AUD	5,532	0	(45)
	04/2025		45,815	BRL	262,619	222	(15)
	04/2025		19,006	IDR	312,194,563	0	(272)
	04/2025		11,366	INR	987,001	168	0
	04/2025		55,826	JPY	8,322,899	0	(336)
	04/2025		10,617	KRW	15,418,438	0	(148)
	04/2025		303	NOK	3,183	0	(1)
	04/2025		9,443	TRY	360,083	40	(11)
	04/2025		21,321	TWD	698,303	0	(293)
	04/2025	ZAR	85,242		$4,660	16	0
	05/2025	CNH	148,181		20,391	5	(64)
	05/2025	IDR	57,271,300		3,443	10	0
	05/2025	NOK	3,183		303	1	0
	05/2025	TRY	398		10	0	0
	05/2025		$4,696	GBP	3,628	0	(9)
	05/2025		3,037	IDR	50,402,367	0	(16)
	05/2025		11,045	INR	947,491	13	0
	05/2025		3,269	JPY	489,739	7	0
	05/2025		1,537	SGD	2,055	0	(4)
	06/2025	CNH	107,171		$14,697	0	(130)
	06/2025	KRW	803,245		564	17	0
	06/2025	MXN	1,304,542		63,242	144	0
	06/2025	PLN	2,305		597	3	0
	06/2025		$19,240	PLN	74,715	110	(110)
	07/2025	TWD	329,954		$10,154	159	0
	08/2025		542,884		16,621	132	(1)
	10/2025	BRL	444,104		71,860	16	(2,656)
	05/2029	KWD	4,290		14,750	264	0
	07/2029		573		1,970	34	0

BRC	04/2025	INR	29,866		341	0	(8)
	04/2025	NOK	5,329		478	0	(28)
	04/2025	PEN	9,670		2,648	15	0
	04/2025	TRY	368,520		9,359	2	(117)
	04/2025		$1,472	AUD	2,340	0	(10)
	04/2025		4,863	IDR	79,601,835	0	(88)
	04/2025		797	ILS	2,926	0	(10)
	04/2025		348	INR	29,831	1	0
	04/2025		2,661	PEN	9,670	0	(28)
	04/2025		1,998	SGD	2,671	0	(10)
	04/2025		58,650	TRY	2,275,077	442	(393)
	05/2025	INR	29,916		$348	0	(1)
	05/2025	NOK	2,731		260	0	0
	05/2025	TRY	104		3	0	0
	05/2025		$21,485	TRY	840,624	0	(530)
	06/2025	TRY	479,273		$11,438	0	(33)
	06/2025		$2,973	PLN	11,518	0	(7)
	06/2025		19,403	TRY	767,704	0	(1,006)
	09/2025	PEN	9,706		$2,661	29	0

BSH	04/2025	AUD	92,754		58,766	808	0
	04/2025	JPY	13,130,432		87,431	0	(111)
	04/2025	PEN	41,252		10,982	0	(240)
	05/2025		26,919		7,173	0	(147)
	05/2025		$87,431	JPY	13,086,209	110	0
	06/2025	PEN	10,889		$2,977	19	0
	06/2025		$4,229	PLN	16,294	0	(34)
	07/2025	PEN	69,636		$18,867	33	(73)
	08/2025		8,708		2,357	0	(5)
	09/2025		49,087		13,301	0	(6)

CBK	04/2025	BRL	758,528		132,113	0	(811)
	04/2025	CHF	1,582		1,799	11	0
	04/2025	IDR	89,410,542		5,389	22	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	147

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	ILS	25,559		$7,012	$136	$0
	04/2025	INR	340,754		3,960	0	(25)
	04/2025	PEN	54,754		14,639	0	(263)
	04/2025	TWD	1,448,458		44,209	587	0
	04/2025		$132,097	BRL	758,528	828	0
	04/2025		76,881	CAD	109,512	0	(777)
	04/2025		1,455	GBP	1,122	0	(6)
	04/2025		11,724	IDR	192,001,780	0	(204)
	04/2025		4,088	INR	350,492	5	0
	04/2025		638	KRW	933,269	0	(4)
	04/2025		15,692	PEN	57,264	0	(108)
	04/2025		45,809	TWD	1,501,371	0	(597)
	05/2025	CAD	109,353		$76,881	776	0
	05/2025	IDR	68,871,716		4,146	19	0
	05/2025	PEN	8,799		2,324	0	(68)
	05/2025	THB	3		0	0	0
	05/2025		$3,026	IDR	50,277,104	0	(13)
	06/2025	CNH	32,830		$4,530	0	(12)
	06/2025	KRW	80,694,622		56,056	1,094	0
	06/2025	PEN	25,965		7,106	53	0
	06/2025		$132,113	BRL	768,186	796	0
	06/2025		2,889	CNH	20,854	0	(4)
	07/2025	PEN	31,460		$8,570	41	(15)
	07/2025	TWD	577,891		17,762	257	0
	08/2025	PEN	25,792		6,921	0	(77)
	08/2025	TWD	689,770		21,167	215	0
	09/2025	ILS	5,368		1,421	0	(28)
	12/2025	PEN	3,633		981	0	(2)

DUB	04/2025	CAD	109		76	0	0
	04/2025	CHF	26		29	0	0
	04/2025	ILS	32,193		8,826	165	0
	04/2025	NZD	3,693		2,109	13	0
	04/2025		$13,151	IDR	217,757,232	0	(88)
	04/2025		1,860	INR	159,998	8	0
	04/2025		2,122	NZD	3,693	0	(25)
	04/2025		12,916	PEN	47,351	0	(31)
	04/2025		377	SGD	504	0	(1)
	05/2025	IDR	8,452,807		$508	2	0
	05/2025	NZD	3,693		2,124	25	0
	05/2025	SGD	489		366	1	0
	06/2025	KRW	25,522,980		17,855	476	0
	09/2025	PEN	47,496		12,916	38	0

FAR	04/2025	CHF	50,575		56,738	0	(428)
	04/2025	ILS	27,717		7,635	178	0
	04/2025	JPY	9,394,053		62,398	0	(233)
	04/2025		$1,168	EUR	1,112	34	0
	04/2025		43,268	JPY	6,456,200	0	(224)
	04/2025	ZAR	2,074		$113	0	0
	05/2025		$5,550	CNH	40,040	0	(25)
	05/2025		62,398	JPY	9,362,405	232	0
	06/2025		8,017	PLN	31,021	0	(28)
	07/2025	CNH	39,887		$5,550	22	0

GLM	04/2025	BRL	1,288,388		226,805	1,926	(899)
	04/2025	IDR	118,002,901		7,106	27	0
	04/2025	KRW	3,296,177		2,246	8	0
	04/2025	PEN	44,722		11,918	0	(249)
	04/2025	TRY	38,429		957	0	(28)
	04/2025	TWD	16,128		487	2	0
	04/2025		$219,284	BRL	1,288,388	6,493	0
	04/2025		11,295	IDR	186,014,030	0	(137)
	04/2025		869	KRW	1,271,592	0	(6)
	04/2025	ZAR	46,191		$2,532	15	0
	05/2025	CNH	40,296		5,502	0	(59)
	05/2025	IDR	33,093,277		1,984	1	0
	05/2025		$7,106	IDR	118,109,498	0	(28)
	06/2025		8,079	CNH	58,423	20	(16)
	06/2025		2,246	KRW	3,284,224	0	(9)
	06/2025		3,349	PLN	12,932	0	(19)
	07/2025	PEN	60,076		$16,136	0	(170)
	07/2025	TWD	62,274		1,915	28	0
	07/2025		$100	TWD	3,257	0	(2)

148	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2025		$487	TWD	16,002	$0	$(1)
	10/2025	BRL	258,600		$42,291	0	(1,090)

IND	04/2025		$11,154	CHF	9,836	0	(36)
	05/2025	CHF	9,813		$11,167	36	0

JPM	04/2025	BRL	326,625		56,959	26	(305)
	04/2025	EUR	6,001		6,312	0	(177)
	04/2025	IDR	10,027,445		607	6	0
	04/2025	ILS	24,179		6,653	148	0
	04/2025	INR	59,756		685	0	(13)
	04/2025	JPY	2,894,714		19,182	0	(118)
	04/2025	TRY	74,091		1,843	0	(56)
	04/2025	TWD	191,517		5,841	73	0
	04/2025		$56,882	BRL	326,625	356	0
	04/2025		360,657	EUR	334,375	903	0
	04/2025		1,932	IDR	31,757,773	0	(27)
	04/2025		2,990	INR	258,080	24	0
	04/2025		46,480	JPY	6,928,572	0	(287)
	04/2025		638	KRW	932,858	0	(4)
	04/2025		11	SGD	15	0	0
	04/2025		14,451	TWD	473,508	0	(191)
	05/2025	CNH	43,070		$5,897	0	(48)
	05/2025	EUR	334,375		361,243	0	(901)
	05/2025	IDR	22,152,654		1,334	7	0
	05/2025	TRY	44,250		998	0	(116)
	05/2025		$20,390	CNH	147,803	26	(18)
	05/2025		19,182	JPY	2,885,008	118	0
	05/2025		38,523	TRY	1,598,025	1,989	(660)
	06/2025	CNH	16,637		$2,280	0	(22)
	06/2025		$18,104	PLN	70,133	32	(77)
	06/2025		2,817	TRY	111,504	0	(99)
	07/2025	CNH	75,570		$10,471	7	(10)
	07/2025	TWD	333,984		10,270	153	0
	07/2025		$55,215	BRL	323,059	305	0
	08/2025	CNH	71,555		$9,919	3	(25)
	08/2025	TWD	342,921		10,524	108	0
	10/2025	BRL	135,700		20,977	0	(1,787)

MBC	04/2025	CHF	3,555		4,016	0	(2)
	04/2025	EUR	20,001		$21,248	85	(465)
	04/2025	JPY	868,300		5,856	67	0
	04/2025	SEK	2,025		202	1	0
	04/2025	TWD	298,376		9,223	238	0
	04/2025		$25	CAD	36	0	0
	04/2025		50,937	CHF	44,997	0	(76)
	04/2025		3,413	EUR	3,159	17	(15)
	04/2025		9,793	GBP	7,649	91	(4)
	04/2025		724	IDR	11,888,080	0	(11)
	04/2025		3,750	INR	325,341	51	0
	04/2025		1,179	JPY	175,300	0	(10)
	04/2025		98	SGD	131	0	(1)
	04/2025		9,485	TWD	311,606	0	(101)
	04/2025	ZAR	98,531		$5,390	22	0
	05/2025	CAD	36		25	0	0
	05/2025	CHF	44,836		50,937	76	0
	05/2025	CNH	69,944		9,643	4	(14)
	05/2025	GBP	4,015		5,196	10	0
	05/2025	IDR	13,276,816		799	3	0
	05/2025	THB	9,022		269	2	0
	05/2025		$10,055	CNH	72,897	13	(8)
	06/2025	KRW	10,564,885		$7,343	146	0
	06/2025		$6,659	PLN	25,700	0	(43)
	07/2025	CNH	36,228		$5,027	6	0
	07/2025	TWD	160,061		4,911	63	0
	08/2025	CNH	68,178		9,469	16	(18)
	08/2025	TWD	149,665		4,574	28	0

MYI	04/2025	BRL	12,900		2,247	0	(14)
	04/2025	CAD	109,439		76,881	828	0
	04/2025	GBP	54,427		68,964	0	(1,342)
	04/2025		$2,215	BRL	12,900	46	0
	04/2025		41	SGD	55	0	0
	04/2025		2,852	TRY	108,773	0	(37)
	04/2025		2,274	TWD	74,333	0	(35)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	149

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	ZAR	938,910		$51,360	$207	$0
	05/2025	IDR	12,267,241		737	2	0
	06/2025	CNH	19,362		2,670	0	(9)
	06/2025		$1,303	PLN	5,169	28	0
	10/2025	BRL	12,900		$2,121	0	(43)

NGF	06/2025	KRW	12,220,531		8,577	255	0

RBC	06/2025		9,153,936		6,336	100	0

RYL	04/2025		$556	TWD	18,231	0	(7)
	06/2025	CNH	19		$3	0	0

SCX	04/2025	JPY	758,485		5,032	0	(25)
	04/2025	PEN	30,731		8,141	0	(221)
	04/2025	TWD	158,034		4,869	110	0
	04/2025		$6,062	IDR	99,178,321	0	(114)
	04/2025		638	KRW	931,866	0	(5)
	04/2025		2,744	TWD	90,268	0	(25)
	05/2025	CNH	57,945		$8,038	41	0
	05/2025	IDR	5,184,179		312	1	0
	05/2025	PEN	3,953		1,053	0	(22)
	05/2025		$6,124	JPY	918,642	25	(3)
	06/2025	CNH	8,768		$1,207	0	(6)
	06/2025	PEN	46,205		12,576	23	0
	07/2025		7,677		2,057	0	(27)
	08/2025	TWD	153,215		4,695	41	0

SSB	04/2025	PEN	6,049		1,603	0	(43)
	04/2025		$66,255	GBP	51,234	0	(74)
	04/2025		587	PEN	2,144	0	(4)
	05/2025	GBP	51,234		$66,250	73	0
	10/2025	PEN	2,152		587	4	0

UAG	04/2025	IDR	8,792,640		530	2	0
	04/2025		$1,011	CHF	893	0	(1)
	04/2025		625	IDR	10,341,718	0	(4)
	04/2025		42,665	JPY	6,347,861	0	(343)
	04/2025		1,223	TRY	49,316	46	0
	05/2025		530	IDR	8,805,005	0	(2)
	05/2025		576	TRY	23,462	15	0
	06/2025		1,820	PLN	7,022	0	(11)
	08/2025		1,380	TRY	61,395	3	0
	11/2025		544		25,639	0	(11)

Total Forward Foreign Currency Contracts						$25,921	$(33,715)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.180%	07/21/2032	15,100	$2,422	$1,178
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.180	07/21/2032	24,700	3,962	6,883

GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110	07/26/2032	10,500	1,701	799
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	15,300	2,478	4,378

MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	12,200	1,610	343
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	13,800	1,821	3,460
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.170	07/19/2032	12,200	1,935	942
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.170	07/19/2032	13,800	2,189	3,854

Total Purchased Options							$18,118	$21,837

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700%	05/21/2025	67,900	$(93)	$(55)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.700	06/18/2025	68,000	(129)	(86)
	Put - OTC CDX.IG-43 5-Year Index	Sell	0.750	06/18/2025	77,900	(102)	(80)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	06/18/2025	133,200	(117)	(127)
	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	133,200	(150)	(152)

150	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000%	07/16/2025	64,600	$(66)	$(66)

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	64,600	(78)	(78)

						$(735)	$(644)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus TRY	TRY 40.500	05/07/2025	4,800	$(194)	$(194)
	Call - OTC USD versus TRY	51.500	05/07/2025	4,800	(135)	(28)

UAG	Put - OTC USD versus TRY	37.700	05/07/2025	3,200	(77)	(7)
	Call - OTC USD versus TRY	45.900	05/07/2025	3,200	(51)	(32)
	Put - OTC USD versus TRY	39.750	08/11/2025	3,000	(94)	(22)
	Call - OTC USD versus TRY	51.750	08/11/2025	3,000	(66)	(95)
	Put - OTC USD versus TRY	40.575	08/19/2025	4,500	(158)	(55)
	Call - OTC USD versus TRY	52.725	08/19/2025	4,500	(98)	(144)
	Put - OTC USD versus TRY	41.600	11/12/2025	3,200	(122)	(33)
	Call - OTC USD versus TRY	56.900	11/12/2025	3,200	(89)	(156)

					$(1,084)	$(766)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	16,700	$(34)	$(43)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	16,700	(34)	0

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	9,500	(33)	(7)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	9,500	(33)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	10,000	(38)	(23)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	10,000	(38)	(5)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	31,300	(132)	(40)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	31,300	(132)	(34)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	16,700	(76)	(96)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	16,700	(76)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	19,200	(85)	(103)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	19,200	(85)	(21)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	10,000	(38)	(8)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	10,000	(38)	(2)

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	26,000	(98)	(74)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	26,000	(98)	(29)

							$(1,068)	$(498)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Cap	0.026%	1-Day USD-SOFR Compounded-OIS	07/23/2025	155,900	$(1,365)	$(1,322)
	Put - OTC 1-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2025	155,900	(1,365)	(1)

FAR	Call - OTC 2-Year Interest Rate Cap	0.022	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	(886)	(1,274)

MYC	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(2,292)

NGF	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(3,335)

FAR	Put - OTC 2-Year Interest Rate Floor	0.022	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	(887)	(42)

MYC	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(113)

NGF	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(189)

						$(14,633)	$(8,568)

Total Written Options						$(17,520)	$(10,476)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	151

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)		Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
											Asset	Liability
BOA	Israel Government International Bond	1.000%	Quarterly	06/20/2029	0.793%		$	600	$(6)	$11	$5	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094			3,100	(136)	132	0	(4)

BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132			1,000	(48)	46	0	(2)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335			200	(18)	16	0	(2)
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	1.276			100	(17)	17	0	0

BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.990			2,300	(106)	107	1	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.793			900	(14)	21	7	0

CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132			600	(22)	21	0	(1)
	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.570			9,400	(47)	136	89	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦%		17,130	0	117	117	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094			400	(18)	17	0	(1)

GST	Brazil Government International Bond	1.000	Quarterly	06/20/2026	0.660			4,300	(145)	164	19	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132			1,100	(40)	37	0	(3)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335			500	(45)	41	0	(4)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.733			3,700	517	(175)	342	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.793			1,500	(20)	33	13	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.859			4,800	(131)	162	31	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029			600	(6)	6	0	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326			8,400	(71)	41	0	(30)

JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2026	‘0.990			100	(5)	5	0	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132			200	(8)	7	0	(1)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.793			4,500	(54)	92	38	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.859			1,000	(29)	35	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	‘0.540			900	(7)	12	5	0

MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	0.939			38,300	(2,372)	2,434	62	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132			2,800	(123)	116	0	(7)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335			3,100	(276)	250	0	(26)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.793			900	(15)	23	8	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.859			2,600	(67)	84	17	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.394			200	(3)	4	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.654			2,900	8	10	18	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.716			1,300	(4)	12	8	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.908			900	(17)	20	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029			3,700	(39)	37	0	(2)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094			28,400	(1,243)	1,208	0	(35)

									$(4,627)	$5,299	$790	$(118)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability

GST	CMBX.NA.AAA.13 Index	0.500%	Monthly	12/16/2072	$	214,500	$171	$(724)	$0	$(553)
	CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064		106,200	(1,021)	(89)	0	(1,110)

MEI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		3,400	(25)	21	0	(4)

MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		72,100	(253)	174	0	(79)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		187,700	205	(689)	0	(484)
	CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064		12,400	(105)	(25)	0	(130)

SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		1,300	0	(1)	0	(1)

							$(1,028)	$(1,333)	$0	$(2,361)

152	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	15,141	1.186	Maturity	06/20/2025	$	7,900	$49	$(40)	$9	$0

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.186	Maturity	06/20/2025		30,000	263	(136)	127	0

MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.186	Maturity	06/20/2025		25,900	224	(108)	116	0
	Receive	iBoxx USD Liquid Investment Grade Index	5,033	4.31	Maturity	06/20/2025		1,100	0	3	3	0

									$536	$(281)	$255	$0

Total Swap Agreements									$(5,119)	$3,685	$1,045	$(2,479)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$741	$0	$0	$741	$(1,001)	$0	$0	$(1,001)	$(260)	$286	$26
BOA	204	0	5	209	(145)	(222)	(4)	(371)	(162)	275	113
BPS	1,854	0	9	1,863	(14,701)	(43)	(4)	(14,748)	(12,885)	13,171	286
BRC	489	0	8	497	(2,269)	(37)	0	(2,306)	(1,809)	2,295	486
BSH	970	0	0	970	(616)	0	0	(616)	354	700	1,054
CBK	4,840	0	89	4,929	(3,014)	0	(1)	(3,015)	1,914	(340)	1,574
DUB	728	8,061	117	8,906	(145)	0	(1)	(146)	8,760	(2,230)	6,530
FAR	466	0	0	466	(938)	(1,316)	0	(2,254)	(1,788)	2,021	233
GLM	8,520	5,177	0	13,697	(2,713)	(305)	0	(3,018)	10,679	(6,630)	4,049
GST	0	0	405	405	0	(500)	(1,700)	(2,200)	(1,795)	1,054	(741)
IND	36	0	0	36	(36)	0	0	(36)	0	0	0
JPM	4,284	0	176	4,460	(4,941)	(66)	(1)	(5,008)	(548)	958	410
MBC	939	0	0	939	(768)	0	0	(768)	171	(880)	(709)
MEI	0	0	0	0	0	0	(4)	(4)	(4)	0	(4)
MYC	0	8,599	236	8,835	0	(3,738)	(763)	(4,501)	4,334	3,514	7,848
MYI	1,111	0	0	1,111	(1,480)	0	0	(1,480)	(369)	896	527
NGF	255	0	0	255	0	(3,627)	0	(3,627)	(3,372)	3,712	340
RBC	100	0	0	100	0	(78)	0	(78)	22	0	22
RYL	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
SAL	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
SCX	241	0	0	241	(448)	0	0	(448)	(207)	351	144
SSB	77	0	0	77	(121)	0	0	(121)	(44)	0	(44)
UAG	66	0	0	66	(372)	(544)	0	(916)	(850)	1,023	173

Total Over the Counter	$25,921	$21,837	$1,045	$48,803	$(33,715)	$(10,476)	$(2,479)	$(46,670)

(r)

Securities with an aggregate market value of $30,256 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	153

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,551	$5,551
Swap Agreements	0	210	0	0	10,055	10,265

	$0	$210	$0	$0	$15,606	$15,816

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$25,921	$0	$25,921
Purchased Options	0	0	0	0	21,837	21,837
Swap Agreements	0	790	0	0	255	1,045

	$0	$790	$0	$25,921	$22,092	$48,803

	$0	$1,000	$0	$25,921	$37,698	$64,619

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,321	$1,321
Futures	0	0	0	0	1,797	1,797
Swap Agreements	0	64	0	0	17,698	17,762

	$0	$64	$0	$0	$20,816	$20,880

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$33,715	$0	$33,715
Written Options	0	644	0	766	9,066	10,476
Swap Agreements	0	2,479	0	0	0	2,479

	$0	$3,123	$0	$34,481	$9,066	$46,670

	$0	$3,187	$0	$34,481	$29,882	$67,550

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2,801	$2,801
Futures	0	0	0	0	(66,331)	(66,331)
Swap Agreements	0	10,394	0	0	129,990	140,384

	$0	$10,394	$0	$0	$66,460	$76,854

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$73,417	$0	$73,417
Purchased Options	0	0	0	0	(5,806)	(5,806)
Written Options	0	0	0	691	11,515	12,206
Swap Agreements	0	5,871	0	0	346	6,217

	$0	$5,871	$0	$74,108	$6,055	$86,034

	$0	$16,265	$0	$74,108	$72,515	$162,888

154	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(118)	$(118)
Futures	0	0	0	0	15,579	15,579
Swap Agreements	0	(4,719)	0	0	(60,453)	(65,172)

	$0	$(4,719)	$0	$0	$(44,992)	$(49,711)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(12,184)	$0	$(12,184)
Purchased Options	0	0	0	0	(478)	(478)
Written Options	0	91	0	(882)	6,575	5,784
Swap Agreements	0	541	0	0	(174)	367

	$0	$632	$0	$(13,066)	$5,923	$(6,511)

	$0	$(4,087)	$0	$(13,066)	$(39,069)	$(56,222)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$127,271	$192,980	$320,251
Corporate Bonds & Notes
Banking & Finance	0	1,037,855	25,527	1,063,382
Industrials	0	582,336	40,597	622,933
Utilities	0	251,774	0	251,774
Municipal Bonds & Notes
Illinois	0	17	0	17
U.S. Government Agencies	0	7,354,221	0	7,354,221
U.S. Treasury Obligations	0	912,336	0	912,336
Non-Agency Mortgage-Backed Securities	0	1,962,750	12,668	1,975,418
Asset-Backed Securities
Automobile ABS Other	0	119,010	0	119,010
Automobile Sequential	0	814,847	0	814,847
CMBS Other	0	31,758	0	31,758
Home Equity Other	0	589,657	0	589,657
Home Equity Sequential	0	7,845	0	7,845
Manufacturing House ABS Other	0	10,958	0	10,958
Manufacturing House Sequential	0	798	0	798
Whole Loan Collateral	0	164,642	0	164,642
Other ABS	0	580,642	65,792	646,434
Sovereign Issues	0	963,529	0	963,529
Common Stocks
Communication Services	3,097	0	672	3,769
Financials	531	0	12,551	13,082
Health Care	0	0	14,865	14,865
Industrials	0	0	809	809
Warrants
Financials	0	0	9	9
Preferred Securities
Banking & Finance	0	498	0	498
Real Estate Investment Trusts
Real Estate	19	0	0	19
Short-Term Instruments
Commercial Paper	0	257,929	0	257,929
Mutual Funds	0	1,002	0	1,002
Repurchase Agreements	0	10,900	0	10,900
Short-Term Notes	0	6,465	0	6,465
U.S. Treasury Bills	0	6,102	0	6,102

	$3,647	$15,795,142	$366,470	$16,165,259

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,232,613	$0	$0	$1,232,613

Total Investments	$1,236,260	$15,795,142	$366,470	$17,397,872

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(419,940)	0	(419,940)

	$0	$(419,940)	$0	$(419,940)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$5,215	$10,601	$0	$15,816
Over the counter	0	48,686	117	48,803

	$5,215	$59,287	$117	$64,619

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(1,125)	$(19,751)	$0	$(20,876)
Over the counter	0	(46,670)	0	(46,670)

	$(1,125)	$(66,421)	$0	$(67,546)

Total Financial Derivative Instruments	$4,090	$(7,134)	$117	$(2,927)

Totals	$1,240,350	$15,368,068	$366,587	$16,975,005

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	155

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)	March 31, 2025

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$79,132	$112,888	$(1,475)	$270	$0	$2,132	$33	$0	$192,980	$2,067
Corporate Bonds & Notes
Banking & Finance	5,705	25,100	(4,149)	166	47	(103)	0	(1,239)	25,527	464
Industrials	19,547	21,409	(307)	0	0	(52)	0	0	40,597	(60)
Non-Agency Mortgage-Backed Securities	992	12,251	(405)	89	4	386	0	(649)	12,668	339
Asset-Backed Securities(3)
Other ABS	5,676	62,754	(683)	2	(161)	(454)	0	(1,342)	65,792	(481)
Common Stocks
Communication Services(4)	884	0	0	0	0	(212)	0	0	672	(212)
Financials	10,215	0	0	0	0	2,336	0	0	12,551	2,336
Health Care	15,725	0	0	0	0	(860)	0	0	14,865	(861)
Industrials	17,007	0	(15,342)	0	11,771	(12,627)	0	0	809	31
Warrants
Financials	9	0	0	0	0	0	0	0	9	0

	$154,892	$234,402	$(22,361)	$527	$11,661	$(9,454)	$33	$(3,230)	$366,470	$3,623

Financial Derivative Instruments - Assets
Over the counter	$0	$61	$0	$0	$0	$56	$0	$0	$117	$56

Totals	$154,892	$234,463	$(22,361)	$527	$11,661	$(9,398)	$33	$(3,230)	$366,587	$3,679

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$9,435	Comparable Companies	EBITDA Multiple	X	14.000	—
	69,459	Discounted Cash Flow	Discount Rate		5.487-14.360	7.588
	8,585	Indicative Market Quotation	Broker Quote		100.500	—
	42,826	Recent Transaction	Purchase Price		98.754-100.000	99.811
	62,675	Third Party Vendor	Broker Quote		37.500-101.500	101.159
Corporate Bonds & Notes
Banking & Finance	25,527	Proxy Pricing	Base Price		100.000	—
Industrials	40,597	Discounted Cash Flow	Discount Rate		5.051-7.890	5.895
Non-Agency Mortgage-Backed Securities	7,154	Discounted Cash Flow	Discount Rate		6.660-8.930	7.204
	5,514	Proxy Pricing	Base Price		99.998	—
Asset-Backed Securities
Other ABS	14,548	Discounted Cash Flow	Discount Rate		7.110-17.000	9.064
	51,244	Proxy Pricing	Base Price		100.000-120.958	102.835
Common Stocks
Communication Services	123	Comparable Companies	EBITDA Multiple	X	4.609	—
	549	Reference Instrument	Stock Price w/Liquidity Discount		12.000	—
Financials	12,551	Comparable Companies	EBITDA Multiple	X	4.660	—
Health Care	14,865	Comparable Companies	EBITDA Multiple	X	14.000	—
Industrials	809	Indicative Market Quotation	Broker Quote	$	1.063-25.188	24.834
Warrants Financials	9	Option Pricing Model	Volatility		32.500	—

Financial Derivative Instruments - Assets
Over the counter	117	Indicative Market Quotation	Broker Quote		0.329	—

Total	$366,587

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Non-Agency Mortgage-Backed Securities to Asset-Backed Securities since prior fiscal year end.
(4)	Sector type updated from Utilities to Communication Services since prior fiscal year end.

156	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	March 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.1%

CORPORATE BONDS & NOTES 58.8%

BANKING & FINANCE 49.2%

ABN AMRO Bank NV
5.750% due 09/22/2033 ~(e)(f)	EUR	2,700	$2,787
6.875% due 09/22/2031 ~(e)(f)		3,300	3,733

AIB Group PLC
6.000% due 07/14/2031 ~(e)(f)		2,000	2,110
7.125% due 10/30/2029 ~(e)(f)		1,900	2,153

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«(b)(f)		$5,000	300

ASR Nederland NV
6.500% due 04/02/2035 ~(a)(e)(f)	EUR	1,800	1,938

Aviva PLC
7.750% due 09/30/2032 •(e)(f)	GBP	1,300	1,670

Banca Monte dei Paschi di Siena SpA
8.500% due 09/10/2030 ~	EUR	4,800	5,301

Banco Bilbao Vizcaya Argentaria SA
6.875% due 12/13/2030 ~(e)(f)		2,000	2,246
7.750% due 01/14/2032 •(e)(f)		$3,100	3,042
8.375% due 06/21/2028 ~(e)(f)	EUR	3,400	4,049
9.375% due 03/19/2029 •(e)(f)		$1,400	1,524

Banco Mercantil del Norte SA
8.375% due 10/14/2030 •(e)(f)		8,600	8,712

Banco Santander SA
9.625% due 11/21/2028 •(e)(f)		2,400	2,641
9.625% due 05/21/2033 •(e)(f)		7,000	8,058

Bank of Ireland Group PLC
6.375% due 03/10/2030 ~(e)(f)	EUR	2,850	3,116

Bank of Montreal
7.300% due 11/26/2084 •(f)		$2,100	2,096

Bank of Nova Scotia
4.900% due 06/04/2025 •(e)(f)		4,500	4,480
7.350% due 04/27/2085 ~(f)		4,000	3,973
8.000% due 01/27/2084 •(f)		2,000	2,071

Barclays PLC
6.125% due 12/15/2025 •(e)(f)		2,200	2,201
8.500% due 06/15/2030 ~(e)(f)	GBP	6,100	8,101
9.625% due 12/15/2029 •(e)(f)		$6,500	7,146

BBVA Bancomer SA
7.625% due 02/11/2035 •(f)		1,600	1,620
8.125% due 01/08/2039 •(f)		5,600	5,711

BNP Paribas SA
7.375% due 09/10/2034 •(e)(f)		2,500	2,506
8.000% due 08/22/2031 •(e)(f)		10,200	10,623

BPCE SA
6.915% due 01/14/2046 ~		2,200	2,288

CaixaBank SA
7.500% due 01/16/2030 ~(e)(f)	EUR	2,200	2,566

Canadian Imperial Bank of Commerce
6.950% due 01/28/2085 •(f)		$2,200	2,157

Commerzbank AG
6.500% due 10/09/2029 ~(e)(f)	EUR	1,600	1,793
7.875% due 10/09/2031 ~(e)(f)		2,800	3,294

Cooperatieve Rabobank UA
3.100% due 06/29/2028 ~(e)(f)		7,200	7,196
3.250% due 12/29/2026 ~(e)(f)		1,000	1,049
4.875% due 06/29/2029 ~(e)(f)		1,200	1,267

Corebridge Financial, Inc.
6.375% due 09/15/2054 •(g)		$2,200	2,191
6.875% due 12/15/2052 •(g)		6,100	6,235

Credit Agricole Assurances SA
4.500% due 12/17/2034	EUR	2,200	2,392
6.250% due 06/17/2035 •(e)(f)		2,200	2,382

Credit Agricole SA
5.875% due 03/23/2035 ~(e)(f)		8,500	8,862
6.500% due 09/23/2029 ~(e)(f)		3,100	3,460
7.250% due 09/23/2028 ~(e)(f)		3,700	4,247

Credit Suisse AG AT1 Claim

Dai-ichi Life Insurance Co. Ltd.		$58,550	7,026
6.200% due 01/16/2035 ~(e)		4,300	4,324

Deutsche Bank AG
4.625% due 10/30/2027 ~(e)(f)	EUR	1,400	1,427

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.125% due 10/30/2030 ~(e)(f)	EUR	2,400	$2,557
7.375% due 10/30/2031 ~(e)(f)		3,400	3,722
8.125% due 10/30/2029 ~(e)(f)		3,200	3,644
10.000% due 12/01/2027 ~(e)(f)		4,200	5,018

DNB Bank ASA
7.375% due 05/30/2029 ~(e)(f)		$5,200	5,289

Equitable Holdings, Inc.
6.700% due 03/28/2055 ~		2,000	1,990

Erste Group Bank AG
4.250% due 10/15/2027 ~(e)(f)	EUR	6,800	7,157
8.500% due 10/15/2028 ~(e)(f)		2,000	2,382

Fortitude Group Holdings LLC
6.250% due 04/01/2030		$500	506

Global Atlantic Fin Co.
7.950% due 10/15/2054 •		3,250	3,381

Groupe des Assurances du Credit Mutuel SADIR
5.000% due 10/30/2044 ~	EUR	2,000	2,227

HSBC Holdings PLC
6.875% due 09/11/2029 •(e)(f)		$2,400	2,407
6.950% due 03/11/2034 •(e)(f)		2,200	2,197

ING Groep NV
8.000% due 05/16/2030 ~(e)(f)		7,700	8,097

Intesa Sanpaolo SpA
7.700% due 09/17/2025 •(e)(f)		4,700	4,706
9.125% due 09/07/2029 ~(e)(f)	EUR	7,800	9,669

KBC Group NV
8.000% due 09/05/2028 ~(e)(f)		5,400	6,369

La Mondiale SAM
6.750% due 01/17/2034 ~(e)(f)		2,200	2,429

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		$5,500	5,268
4.300% due 02/01/2061		4,300	2,685

Lloyds Banking Group PLC
7.875% due 06/27/2029 ~(e)(f)	GBP	2,400	3,164
8.500% due 03/27/2028 ~(e)(f)		7,400	9,857

Meiji Yasuda Life Insurance Co.
6.100% due 06/11/2055 ~		$1,200	1,199

MetLife, Inc.
6.350% due 03/15/2055 •		2,000	2,007

Mitsubishi UFJ Financial Group, Inc.
8.200% due 01/15/2029 •(e)(f)		3,900	4,257

Nationwide Building Society
7.500% due 12/20/2030 ~(e)(f)	GBP	1,100	1,413

NatWest Group PLC
7.500% due 02/28/2032 ~(e)(f)		7,000	8,802
8.125% due 11/10/2033 •(e)(f)		$4,800	5,051

NN Group NV
5.750% due 09/11/2034 •(e)(f)	EUR	1,900	1,993

Nordea Bank Abp
6.300% due 09/25/2031 •(e)(f)		$1,500	1,450

Prudential Financial, Inc.
6.000% due 09/01/2052 •(g)		8,600	8,625
6.500% due 03/15/2054 •(g)		3,000	3,063

Reinsurance Group of America, Inc.
6.650% due 09/15/2055 ~		2,000	1,974

Royal Bank of Canada
7.500% due 05/02/2084 •(f)		12,300	12,639

Societe Generale SA
9.375% due 11/22/2027 •(e)(f)		900	951
10.000% due 11/14/2028 •(e)(f)		3,400	3,685

Svenska Handelsbanken AB
4.375% due 03/01/2027 ~(e)(f)		2,400	2,309

Swiss RE Subordinated Finance PLC
5.698% due 04/05/2035 •		2,400	2,422

Textron Financial Corp.
6.320% due 02/15/2067 ~		6,242	5,680

Toronto-Dominion Bank
7.250% due 07/31/2084 •(f)		2,000	2,015
8.125% due 10/31/2082 •(f)		9,100	9,436

UBS Group AG
4.875% due 02/12/2027 •(e)(f)		2,600	2,529
7.000% due 02/10/2030 ~(e)(f)		2,000	1,975
7.125% due 08/10/2034 ~(e)(f)		4,600	4,536
9.250% due 11/13/2028 •(e)(f)		3,400	3,701

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.250% due 11/13/2033 •(e)(f)		$6,900	$7,892
9.250% due 11/13/2033 ~(e)(f)		1,300	1,487

USB Realty Corp.
5.711% due 01/15/2027 ~(e)(g)		6,567	5,349

Virgin Money U.K. PLC
11.000% due 12/08/2028 ~(e)(f)	GBP	4,800	7,023

Voya Financial, Inc.
4.700% due 01/23/2048 •		$2,400	2,273

			378,521

INDUSTRIALS 1.9%

Enbridge, Inc.
8.500% due 01/15/2084 •		2,259	2,494

Enterprise Products Operating LLC
5.375% due 02/15/2078 •		4,200	4,119

South Jersey Industries, Inc.
5.020% due 04/15/2031		6,600	5,606

Southern Co.
6.375% due 03/15/2055 ~		2,000	2,053

			14,272

UTILITIES 7.7%

AES Andes SA
8.150% due 06/10/2055 •		1,300	1,345

AES Corp.
7.600% due 01/15/2055 •		1,900	1,922

American Electric Power Co., Inc.
6.950% due 12/15/2054 •		2,100	2,147
7.050% due 12/15/2054 •		2,100	2,139

BP Capital Markets PLC
4.875% due 03/22/2030 •(e)		2,100	2,015
6.450% due 12/01/2033 •(e)		9,500	9,717

British Telecommunications PLC
4.250% due 11/23/2081 •		3,600	3,500

CMS Energy Corp.
6.500% due 06/01/2055 ~		2,000	1,954

Dominion Energy, Inc.
6.625% due 05/15/2055 •		2,100	2,090
7.000% due 06/01/2054 •		3,800	4,004

Duke Energy Corp.
6.450% due 09/01/2054 •(g)		3,300	3,303

Edison International
6.250% due 03/15/2030		2,000	2,027

Electricite de France SA
7.375% due 06/17/2035 ~(e)	GBP	700	911
9.125% due 03/15/2033 •(e)		$2,700	3,043

Evergy, Inc.
6.650% due 06/01/2055 •		2,100	2,071

Exelon Corp.
6.500% due 03/15/2055 ~		2,000	1,992

NextEra Energy Capital Holdings, Inc.
6.700% due 09/01/2054 •		4,200	4,263
6.750% due 06/15/2054 •		4,000	4,093

PacifiCorp
7.375% due 09/15/2055 ~		2,500	2,538

PG&E Corp.
7.375% due 03/15/2055 •		1,100	1,084

Sempra
6.400% due 10/01/2054 ~		1,200	1,141
6.625% due 04/01/2055 •		2,100	2,056

			59,355

Total Corporate Bonds & Notes (Cost $442,009)			452,148

SOVEREIGN ISSUES 0.3%

Agence France Locale
7.000% due 06/17/2031 ~(e)(f)	EUR	2,000	2,376

Total Sovereign Issues (Cost $2,105)			2,376

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	157

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 37.1%

BANKING & FINANCE 34.1%

Aircastle Ltd.
5.250% due 06/15/2026 •(e)	4,000,000	$3,935

Ally Financial, Inc.
4.700% due 05/15/2028 •(e)	4,700,000	4,063

American AgCredit Corp.
5.250% due 06/15/2026 •(e)	5,000,000	4,818

American Express Co.
3.550% due 09/15/2026 •(e)	5,350,000	5,185

Banco Santander SA
8.000% due 02/01/2034 •(e)(f)	5,400,000	5,622

Bank of America Corp.
5.875% due 03/15/2028 •(e)	25,910,000	26,144

Bank of New York Mellon Corp.
4.625% due 09/20/2026 •(e)	2,200,000	2,166

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(e)	2,000,000	1,810

CaixaBank SA
8.250% due 03/13/2029 ~(e)(f)	4,800,000	5,705

Capital One Financial Corp.
3.950% due 09/01/2026 •(e)	7,200,000	6,888

Charles Schwab Corp.
4.000% due 12/01/2030 •(e)	11,900,000	10,601
5.000% due 12/01/2027 •(e)(g)	4,675,000	4,506

Citigroup, Inc.
6.950% due 02/15/2030 ~(e)	12,700,000	12,684
7.000% due 08/15/2034 •(e)	750,000	777
7.625% due 11/15/2028 •(e)	7,200,000	7,521

Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(e)	2,065,000	1,981

CoBank ACB
7.125% due 01/01/2030 •(e)	225,000	229

Compeer Financial ACA
4.875% due 08/15/2026 •(e)	5,000,000	4,863

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(e)	10,000,000	9,697

Farm Credit Bank of Texas
6.200% due 06/15/2028 •(e)	7,000,000	6,871
7.750% due 06/15/2029 •(e)	4,500,000	4,720

Goldman Sachs Group, Inc.
6.125% due 11/10/2034 •(e)	7,200,000	7,046
6.850% due 02/10/2030 ~(e)	1,800,000	1,829
7.500% due 02/10/2029 •(e)	2,700,000	2,846
7.500% due 05/10/2029 •(e)	7,100,000	7,484

	SHARES	MARKET VALUE (000S)

JPMorgan Chase & Co.
4.200% due 09/01/2026 (e)	62,600	$1,148
4.625% due 06/01/2026 (e)	171,000	3,411
6.500% due 04/01/2030 ~(e)	15,700,000	16,094
6.875% due 06/01/2029 •(e)	5,800,000	6,098

MetLife Capital Trust
7.875% due 12/15/2067	6,100,000	6,698

Morgan Stanley
4.875% due 07/15/2025	112,700	2,291
6.625% due 10/15/2029	129,200	3,295
7.721% due 12/15/2025 ~(e)	3,600,000	3,658

Nationwide Building Society ~(e)	35,604	6,010

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(e)	10,500,000	10,014
6.250% due 03/15/2030 •(e)	3,300,000	3,332

State Street Corp.
6.700% due 03/15/2029 •(e)	6,200,000	6,360

Stichting AK Rabobank Certificaten
6.500% þ	9,739,725	11,854

Synchrony Financial
8.250% due 05/15/2029 ~	253,100	6,333

Truist Financial Corp.
5.100% due 03/01/2030 •(e)(g)	4,900,000	4,772

U.S. Bancorp
5.300% due 04/15/2027 •(e)	4,400,000	4,367

Wells Fargo & Co.
4.250% due 09/15/2026	129,900	2,297
4.750% due 06/15/2025	63,000	1,254
6.850% due 09/15/2029 •(e)	9,900,000	10,279
7.625% due 09/15/2028 •(e)	2,300,000	2,465

		262,021

INDUSTRIALS 0.2%

SVB Financial Trust
0.000% due 11/07/2032 (d)	1,528,000	30

Venture Global LNG, Inc.
9.000% due 09/30/2029 •(e)	1,500,000	1,421

		1,451

UTILITIES 2.8%

Edison International
5.000% due 12/15/2026 •(e)	1,700,000	1,544

Energy Transfer LP
6.625% due 02/15/2028 •(e)	1,800,000	1,785
7.125% due 05/15/2030 •(e)	10,700,000	10,837

	SHARES	MARKET VALUE (000S)

SCE Trust
7.500% due 11/22/2028	168,700	$3,894

Sempra Energy
4.875% due 10/15/2025 •(e)	3,700,000	3,674

		21,734

Total Preferred Securities (Cost $323,349)		285,206

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.9%

U.S. TREASURY BILLS 0.9%
4.296% due 04/17/2025 - 06/05/2025 (c)(d)(j)	$6,990	6,950

Total Short-Term Instruments (Cost $6,950)		6,950

Total Investments in Securities (Cost $774,413)		746,680

	SHARES
INVESTMENTS IN AFFILIATES 3.0%

SHORT-TERM INSTRUMENTS 3.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%

PIMCO Short-Term Floating NAV Portfolio III	2,330,251	22,683

Total Short-Term Instruments (Cost $22,665)		22,683

Total Investments in Affiliates (Cost $22,665)		22,683

Total Investments 100.1% (Cost $797,078)		$769,363

Financial Derivative Instruments (h)(i) (0.7)% (Cost or Premiums, net $1,891)		(5,070)

Other Assets and Liabilities, net 0.6%		4,402

Net Assets 100.0%		$768,695

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

158	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	4.760%	03/24/2025	07/22/2025		$(10,049)	$(10,059)
	4.910	03/10/2025	07/10/2025		(4,691)	(4,706)
	5.010	03/10/2025	07/10/2025		(6,553)	(6,573)
BPS	4.870	01/06/2025	04/07/2025		(4,931)	(4,987)
BRC	4.400	03/12/2025	TBD	(2)	(2,137)	(2,142)

Total Reverse Repurchase Agreements						$(28,467)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(21,338)	$0	$(21,338)	$24,074	$2,736
BPS	0	(4,987)	0	(4,987)	5,349	362
BRC	0	(2,142)	0	(2,142)	2,191	49

Total Borrowings and Other Financing Transactions	$0	$(28,467)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(4,987)	$0	$(16,907)	$(21,894)
Preferred Securities	0	0	0	(6,573)	(6,573)

Total Borrowings	$0	$(4,987)	$0	$(23,480)	$(28,467)

Payable for reverse repurchase agreements					$(28,467)

(g)	Securities with an aggregate market value of $31,619 have been pledged as collateral under the terms of the above master agreements as of March 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(36,610) at a weighted average interest rate of 5.418%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Long Gilt June Futures	06/2025	100	$11,844	$(96)	$128	$0
U.S. Treasury 2-Year Note June Futures	06/2025	235	48,685	261	17	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	486	55,465	603	174	(11)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	519	63,448	845	543	0

				$1,613	$862	$(11)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	159

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BOBL June Futures	06/2025	131	$(16,685)	$133	$4	$(40)
Euro-Bund June Futures	06/2025	151	(21,035)	395	2	(80)
Euro-Buxl 30-Year Bond June Futures	06/2025	53	(6,835)	425	0	(72)
Euro-Schatz June Futures	06/2025	312	(36,083)	(34)	8	(27)
U.S. Treasury 5-Year Note June Futures	06/2025	54	(5,840)	(37)	0	(4)
U.S. Treasury 10-Year Note June Futures	06/2025	162	(18,017)	(252)	0	(40)

				$630	$14	$(263)

Total Futures Contracts				$2,243	$876	$(274)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	1,400	$10	$1	$11	$0	$(1)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		9,400	(256)	(23)	(279)	41	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		13,000	808	103	911	0	(119)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		4,600	551	120	671	0	(74)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	$	800	4	(6)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		12,700	(271)	239	(32)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		35,800	2,483	(943)	1,540	0	(112)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		5,400	(1,285)	(743)	(2,028)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		1,000	(44)	100	56	0	(7)
Pay(1)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027	EUR	25,000	(174)	90	(84)	20	0
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		400	6	(3)	3	0	(1)
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		710	59	(1)	58	0	(6)

Total Swap Agreements							$1,891	$(1,066)	$825	$91	$(332)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$883	$91	$974	$0	$(284)	$(332)	$(616)

Cash of $8,325 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $7 and liability of $(10) for closed futures is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2025	EUR	15,456		$16,147	$0	$(565)
	04/2025	GBP	512		651	0	(11)
	04/2025		$763	EUR	706	1	0

BPS	04/2025	EUR	116,741		$122,412	0	(3,820)
	04/2025		$11,675	EUR	10,846	53	0
	05/2025	EUR	12,116		$13,069	0	(53)
	05/2025		$1,798	EUR	1,666	7	0

BRC	04/2025		8,897		8,151	0	(84)

BSH	04/2025	AUD	483		$306	4	0

CBK	04/2025		$1,485	EUR	1,371	1	(3)

160	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

FAR	04/2025	EUR	2,417		$2,539	$0	$(75)
	04/2025		$304	AUD	483	0	(2)
	05/2025	AUD	483		$304	2	0

JPM	04/2025		$127,248	EUR	117,992	337	0
	05/2025	EUR	117,309		$126,735	0	(316)

MBC	04/2025		6,909		7,458	25	(39)
	04/2025	GBP	6,999		8,815	0	(226)
	04/2025		$2,571	EUR	2,457	88	(2)
	05/2025	GBP	888		$1,149	2	0

SSB	04/2025		28,978		36,681	0	(752)
	04/2025		$47,187	GBP	36,489	0	(52)
	05/2025	GBP	36,489		$47,184	52	0

Total Forward Foreign Currency Contracts						$572	$(6,000)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$1	$0	$0	$1	$(576)	$0	$0	$(576)	$(575)	$555	$(20)
BPS	60	0	0	60	(3,873)	0	0	(3,873)	(3,813)	3,725	(88)
BRC	0	0	0	0	(84)	0	0	(84)	(84)	0	(84)
BSH	4	0	0	4	0	0	0	0	4	0	4
CBK	1	0	0	1	(3)	0	0	(3)	(2)	0	(2)
FAR	2	0	0	2	(77)	0	0	(77)	(75)	0	(75)
JPM	337	0	0	337	(316)	0	0	(316)	21	0	21
MBC	115	0	0	115	(267)	0	0	(267)	(152)	271	119
SSB	52	0	0	52	(804)	0	0	(804)	(752)	618	(134)

Total Over the Counter	$572	$0	$0	$572	$(6,000)	$0	$0	$(6,000)

(j)

Securities with an aggregate market value of $5,169 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$883	$883
Swap Agreements	0	0	0	0	91	91

	$0	$0	$0	$0	$974	$974

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$572	$0	$572

	$0	$0	$0	$572	$974	$1,546

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	161

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)	March 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$284	$284
Swap Agreements	0	0	0	0	332	332

	$0	$0	$0	$0	$616	$616

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,000	$0	$6,000

	$0	$0	$0	$6,000	$616	$6,616

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the year ended March 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(774)	$(774)
Swap Agreements	0	214	0	0	(2,505)	(2,291)

	$0	$214	$0	$0	$(3,279)	$(3,065)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,795	$0	$8,795

	$0	$214	$0	$8,795	$(3,279)	$5,730

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,678	$1,678
Swap Agreements	0	0	0	0	1,358	1,358

	$0	$0	$0	$0	$3,036	$3,036

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6,472)	$0	$(6,472)

	$0	$0	$0	$(6,472)	$3,036	$(3,436)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$378,221	$300	$378,521
Industrials	0	14,272	0	14,272
Utilities	0	59,355	0	59,355
Sovereign Issues	0	2,376	0	2,376
Preferred Securities
Banking & Finance	20,029	241,992	0	262,021
Industrials	0	1,451	0	1,451
Utilities	3,894	17,840	0	21,734
Short-Term Instruments
U.S. Treasury Bills	0	6,950	0	6,950

	$23,923	$722,457	$300	$746,680

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,683	$0	$0	$22,683

Total Investments	$46,606	$722,457	$300	$769,363

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$142	$825	$0	$967
Over the counter	0	572	0	572

	$142	$1,397	$0	$1,539

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(219)	(387)	0	(606)
Over the counter	0	(6,000)	0	(6,000)

	$(219)	$(6,387)	$0	$(6,606)

Total Financial Derivative Instruments	$(77)	$(4,990)	$0	$(5,067)

Totals	$46,529	$717,467	$300	$764,296

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

162	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Notes to Financial Statements	March 31, 2025

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C, Class C-2 and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

PIMCO Preferred and Capital Securities Fund has established a Cayman Islands exempted company (the “Subsidiary”), which is wholly-owned and controlled by the Fund. PIMCO also serves as the investment adviser for the Subsidiary. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

In this reporting period, each Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements.

Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	163

Notes to Financial Statements	(Cont.)

off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Diversified Income Fund	Daily	Monthly

PIMCO ESG Income Fund	Daily	Monthly

PIMCO High Yield Fund	Daily	Monthly

PIMCO High Yield Spectrum Fund	Daily	Monthly

PIMCO Long-Term Credit Bond Fund	Daily	Monthly

PIMCO Low Duration Credit Fund	Daily	Monthly

PIMCO Low Duration Income Fund	Daily	Monthly

PIMCO Credit Opportunities Bond Fund	Quarterly	Quarterly

PIMCO Preferred and Capital Securities Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution

164	PIMCO CREDIT BOND FUNDS

March 31, 2025

through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivative instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	165

Notes to Financial Statements	(Cont.)

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation.

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Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

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Notes to Financial Statements	(Cont.)

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

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Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option

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Notes to Financial Statements	(Cont.)

pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO Credit Opportunities Fund, PIMCO Diversified Income Fund, PIMCO ESG Income Fund and PIMCO High Yield Fund may each invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Diversified Income Fund	$27,628	$0	$(27,628)	$(658)	$658	$0	$33	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Credit Opportunities Bond Fund	$8,817	$25,736	$(34,554)	$0	$1	$0	$42	$0

PIMCO Diversified Income Fund	271,316	976,915	(1,006,200)	168	(21)	242,178	12,651	0

PIMCO High Yield Fund	26,841	1,420,445	(1,217,320)	167	(37)	230,096	5,437	0

PIMCO High Yield Spectrum Fund	5,465	44,346	(47,000)	1	0	2,812	49	0

PIMCO Long-Term Credit Bond Fund	52,566	5,234,484	(5,246,300)	(69)	0	40,681	3,020	0

PIMCO Low Duration Credit Fund	6,660	99,398	(102,500)	2	(1)	3,559	202	0

PIMCO Low Duration Income Fund	219,736	4,542,623	(3,530,301)	713	(158)	1,232,613	30,529	0

PIMCO Preferred and Capital Securities Fund	51,567	749,768	(778,700)	53	(5)	22,683	2,686	0

Investments in PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Credit Opportunities Bond Fund	$8,445	$31,585	$0	$0	$(629)	$39,401	$1,658	$0

PIMCO High Yield Fund	57,508	172,769	0	0	(3,572)	226,705	10,321	0

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Investments in PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO High Yield Fund	$0	$28,423	$0	$0	$342	$28,765	$1,024	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Exchange-Traded Funds typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations. Investments in ETFs entail certain risks; in particular, investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments

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Notes to Financial Statements	(Cont.)

may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest

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income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

Restricted investments held by the Funds as of March 31, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date.

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Notes to Financial Statements	(Cont.)

TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market.

Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit The PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund and PIMCO Low Duration Credit Fund entered into a senior unsecured revolving credit agreement with State Street Bank & Trust Company to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Funds pay financing charges based on a combination of an overnight bank funding rate based on variable rate plus a credit spread. The Funds also pay a fee of 0.25% per annum on the unused commitment amounts. As of March 31, 2025, if applicable any outstanding borrowings would be disclosed as a payable for line of credit on the Statements of Assets and Liabilities. Interest and commitment and upfront fees, if any, paid by the Funds are disclosed as part of the interest expense on the Statements of Operations.

During the period, there were no borrowings on this line of credit. The maximum available commitment and related fees for the revolving credit agreement are:

Funds	Maximum Available Commitment*	Commitment and Upfront Fees

PIMCO High Yield Fund	$243,000,000	$673,003

PIMCO High Yield Spectrum Fund	$10,000,000	$26,405

PIMCO Low Duration Credit Fund	$7,000,000	$19,387

*

Maximum available commitment prior to renewal on August 27, 2024, for PIMCO High Yield Fund, PIMCO High Yield Spectrum Bond Fund and PIMCO Low Duration Credit Fund was $243,000,000, $9,000,000 and $7,000,000, respectively.

(b) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an

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open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(c) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(d) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(e) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(f) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A

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Notes to Financial Statements	(Cont.)

borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of

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an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Funds use a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are

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Notes to Financial Statements	(Cont.)

included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a

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buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of

Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for

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the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund	PIMCO Preferred and Capital Securities Fund

Interest Rate	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X

“Covenant-lite” Obligations	—	—	—	—	—	—	X	—	—

Credit	X	X	X	X	X	X	X	X	X

Capital Securities	—	—	—	—	—	—	—	—	X

Preferred Securities	—	—	—	—	—	—	—	—	X

Concentration in Banking Industries	—	—	—	—	—	—	—	—	X

Contingent Convertible Securities	—	—	X	—	—	—	—	X	X

High Yield	X	X	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	—	X	—	X	—

Collateralized Loan Obligations	—	X	—	—	—	—	—	X	—

Foreign (Non-U.S.)Investment	X	X	X	X	X	X	X	X	X

Senior Loan	X	—	—	—	—	—	X	—	—

Emerging Markets	X	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	—	X	X

Leveraging	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X

Subsidiary	—	—	—	—	—	—	—	—	X

Regulation S Securities	—	—	—	—	—	—	—	—	X

Short Exposure	X	X	X	X	X	X	X	X	X

Environmental, Social and Governance	—	—	X	—	—	—	—	—	—

Convertible Securities	X	—	—	—	—	—	—	—	—

Distribution Rate	—	—	X	—	—	—	—	X	—

LIBOR Transition	X	X	X	X	—	X	X	X	X

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Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

“Covenant-lite” Obligations Risk is the risk that covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Capital Securities Risk is the risk that the value of securities, which may be in the form of debt, equity or a hybrid thereof, issued by U.S. and non-U.S. financial institutions that can be used to satisfy their regulatory capital requirements may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and capital securities, the Fund will be more susceptible to these risks than a fund that does not invest in capital securities to the same extent as the Fund.

Preferred Securities Risk is the risk that preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights.

Concentration in Banking Industries Risk is the risk of concentrating in industries related to banking, including interest rate risk, market risk, the risk of heightened competition and the risk that legislation and other government actions could adversely affect such industries.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of a Fund’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other

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circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Senior Loan Risk is the risk that investing in senior loans, including bank loans, exposes a Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, a Fund may have to reinvest the proceeds in instruments that pay lower interest rates. To the extent a Fund invests in senior loans that are covenant-lite obligations, a Fund may have fewer rights against a borrower (e.g., covenant-lite obligations may contain fewer maintenance covenants than other obligations, or no maintenance covenants) and may have a greater risk of loss on such investments as compared to investments in traditional loans.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

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Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Subsidiary Risk is the risk that, by investing in a Fund’s subsidiary, a Fund is indirectly exposed to the risks associated with the subsidiary’s investments. Fund subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Regulation S Securities Risk is the risk that Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S Securities may involve a high degree of business and financial risk and may result in substantial losses.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Environmental, Social and Governance Risk is the risk that, because a Fund’s ESG strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, a Fund’s performance may differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Distribution Rate Risk is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments,

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in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as

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either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

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(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Administrative Class	Class A		Class C	Class C-2	Class R
PIMCO Credit Opportunities Bond Fund	0.30%	0.30%	0.40%	0.50%	(2)*	N/A	0.45%		0.45%	N/A	N/A
PIMCO Diversified Income Fund	0.45%	0.30%	0.40%	0.50%	(2)	0.30%	0.45%		0.45%	N/A	N/A
PIMCO ESG Income Fund	0.25%	0.25%	0.35%	0.45%	(2)	N/A	0.40%		0.40%	N/A	N/A
PIMCO High Yield Fund	0.25%	0.30%	0.40%	0.50%	(2)	0.30%	0.40%		0.40%	N/A	0.40%
PIMCO High Yield Spectrum Fund	0.30%	0.30%	0.40%	0.50%	(2)	N/A	0.40%		0.40%	N/A	N/A
PIMCO Long-Term Credit Bond Fund	0.30%	0.25%	0.35%	N/A		N/A	0.40%	*	N/A	N/A	N/A
PIMCO Low Duration Credit Fund	0.40%	0.30%	0.40%	N/A		N/A	0.35%		0.35%	N/A	N/A
PIMCO Low Duration Income Fund	0.30%	0.20%	0.30%	0.40%	(2)	N/A	0.35%		0.35%	0.35%	N/A
PIMCO Preferred and Capital Securities Fund(1)	0.44%	0.35%	0.45%	0.55%	(2)	N/A	0.45%		0.45%	N/A	N/A

(1)

PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Capital Securities Fund (Cayman) Ltd. (the “Subsidiary”) to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(2)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended March 31, 2025.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C, Class C-2 and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C, Class C-2 and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO Low Duration Income Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.30%), 0.50% for Class C-2 shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C, Class C-2 and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C, Class C-2 and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO Low Duration Income Fund	0.30%	0.25%

All Other Funds	0.75%	0.25%
Class C-2

PIMCO Low Duration Income Fund	0.50%	0.25%
Class R

PIMCO High Yield Fund	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain

186	PIMCO CREDIT BOND FUNDS

March 31, 2025

redemptions of Class A, Class C and Class C-2 shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2025, the Distributor retained $3,287,802 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the

Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) as of March 31, 2025 were as follows (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO ESG Income Fund	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO Credit Opportunities Bond Fund, PIMCO Diversified Income Fund, PIMCO ESG Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Low Duration Income Fund and PIMCO Preferred and Capital Securities Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Diversified Income Fund	$13

PIMCO ESG Income Fund	4

PIMCO High Yield Fund	5

PIMCO High Yield Spectrum Fund	0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	187

Notes to Financial Statements	(Cont.)

Fund Name	Waived Fees

PIMCO Low Duration Income Fund	$59

PIMCO Preferred and Capital Securities Fund	20

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses PIMCO Capital Securities Fund (Cayman) Ltd. (the “Subsidiary”), has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended March 31, 2025, the amount waived and/or reimbursed was $1,029,787. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

PIMCO has contractually agreed, through July 31, 2025, for the PIMCO Credit Opportunities Bond Fund, PIMCO Diversified Income Fund, PIMCO ESG Income Fund and PIMCO High Yield Fund to waive their Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the respective Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended March 31, 2025, the amount waived and/or reimbursed was $138,060 for PIMCO Credit Opportunities Bond Fund and $968,317 for PIMCO High Yield Fund.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Credit Opportunities Bond Fund	$1,045,074	$1,031,172	$279,599	$235,119

PIMCO Diversified Income Fund	9,079,398	9,414,854	800,311	1,018,044

PIMCO ESG Income Fund	882,790	794,014	37,758	10,585

PIMCO High Yield Fund	12,284	167,043	4,655,292	5,142,873

PIMCO High Yield Spectrum Fund	86,465	77,107	242,625	142,298

PIMCO Long-Term Credit Bond Fund	8,400,521	8,585,596	784,219	728,000

PIMCO Low Duration Credit Fund	2,288	5,125	102,671	93,812

PIMCO Low Duration Income Fund	106,513,480	106,253,464	3,233,740	1,468,244

PIMCO Preferred and Capital Securities Fund	4,725	0	542,843	674,899

†	A zero balance may reflect actual amounts rounding to less than one thousand.

188	PIMCO CREDIT BOND FUNDS

March 31, 2025

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Credit Opportunities Bond Fund				PIMCO Diversified Income Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	8,828	$85,208	8,973	$83,997	36,260	$351,274	53,066	$489,994

I-2	8,293	79,778	8,449	78,700	5,372	51,889	4,237	39,305

I-3	N/A	N/A	N/A	N/A	1,279	12,365	1,043	9,641

Administrative Class	N/A	N/A	N/A	N/A	285	2,764	1,173	10,743

Class A	2,071	20,016	971	9,118	2,112	20,429	3,440	31,616

Class C	249	2,364	70	639	391	3,771	610	5,666

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	1,065	10,242	809	7,585	14,274	137,731	14,960	138,456

I-2	800	7,647	592	5,522	551	5,315	522	4,834

I-3	N/A	N/A	N/A	N/A	145	1,399	116	1,076

Administrative Class	N/A	N/A	N/A	N/A	87	838	67	622

Class A	141	1,352	105	989	798	7,700	865	8,006

Class C	14	132	9	80	103	997	105	968

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(6,503)	(62,781)	(6,671)	(62,422)	(93,547)	(900,616)	(94,830)	(871,204)

I-2	(7,542)	(72,371)	(6,333)	(58,949)	(5,211)	(50,312)	(5,445)	(50,350)

I-3	N/A	N/A	N/A	N/A	(1,364)	(13,208)	(1,773)	(16,331)

Administrative Class	N/A	N/A	N/A	N/A	(380)	(3,663)	(565)	(5,271)

Class A	(1,332)	(12,858)	(810)	(7,606)	(4,402)	(42,489)	(8,166)	(75,644)

Class C	(88)	(831)	(109)	(997)	(993)	(9,568)	(1,222)	(11,267)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	5,996	$57,898	6,055	$56,656	(44,240)	$(423,384)	(31,797)	$(289,140)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	189

Notes to Financial Statements	(Cont.)

PIMCO ESG Income Fund				PIMCO High Yield Fund				PIMCO High Yield Spectrum Fund

Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

9,339	$87,038	10,872	$99,512	186,534	$1,498,379	385,679	$2,975,677	31,251	$288,868	13,481	$117,267

1,420	13,262	1,077	9,806	7,973	63,929	11,880	91,938	2,552	23,365	3,475	30,502

645	6,046	298	2,725	988	7,949	2,099	16,102	18	158	131	1,137

N/A	N/A	N/A	N/A	4,445	35,686	7,149	55,113	N/A	N/A	N/A	N/A

76	711	167	1,524	8,129	65,009	8,848	68,640	1,139	10,474	1,299	11,337

25	233	13	119	315	2,536	351	2,699	146	1,355	203	1,765

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	1,480	11,872	1,440	11,179	N/A	N/A	N/A	N/A

1,386	12,933	981	8,991	49,857	399,894	47,243	366,228	1,379	12,658	665	5,823

144	1,344	85	781	2,213	17,746	2,473	19,126	586	5,339	885	7,735

38	353	20	179	81	652	88	682	4	38	37	316

N/A	N/A	N/A	N/A	2,033	16,303	2,246	17,391	N/A	N/A	N/A	N/A

12	114	10	91	3,004	24,090	3,143	24,342	281	2,577	266	2,325

1	11	0	4	81	652	89	693	27	243	24	213

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	255	2,046	219	1,700	N/A	N/A	N/A	N/A

(6,400)	(59,624)	(11,302)	(102,442)	(272,248)	(2,175,529)	(343,055)	(2,637,570)	(9,655)	(88,794)	(8,351)	(71,982)

(657)	(6,138)	(799)	(7,336)	(13,225)	(105,801)	(26,300)	(201,697)	(15,182)	(140,791)	(2,995)	(25,995)

(273)	(2,563)	(248)	(2,290)	(341)	(2,737)	(2,285)	(17,395)	(32)	(284)	(1,455)	(12,471)

N/A	N/A	N/A	N/A	(10,752)	(86,319)	(12,561)	(97,396)	N/A	N/A	N/A	N/A

(106)	(991)	(186)	(1,671)	(18,842)	(151,271)	(19,080)	(147,492)	(1,399)	(12,803)	(1,288)	(11,201)

(18)	(164)	(3)	(28)	(631)	(5,056)	(817)	(6,300)	(171)	(1,574)	(197)	(1,719)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	(1,278)	(10,259)	(1,494)	(11,541)	N/A	N/A	N/A	N/A

5,632	$52,565	985	$9,965	(49,929)	$(390,229)	67,355	$532,119	10,944	$100,829	6,180	$55,052

190	PIMCO CREDIT BOND FUNDS

March 31, 2025

	PIMCO Long-Term Credit Bond Fund				PIMCO Low Duration Credit Fund

	Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	87,689	$782,604	143,516	$1,263,820	4,359	$39,758	5,359	$46,610

I-2	19,584	177,408	19,824	172,631	327	2,975	146	1,291

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	966	8,764	740	6,525

Class C	N/A	N/A	N/A	N/A	75	678	66	581

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	18,263	162,277	15,410	134,913	799	7,258	700	6,161

I-2	1,090	9,699	795	6,942	55	503	58	509

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	311	2,825	329	2,893

Class C	N/A	N/A	N/A	N/A	30	272	37	324

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(104,793)	(933,957)	(130,563)	(1,145,388)	(5,033)	(45,749)	(6,338)	(55,325)

I-2	(21,964)	(197,988)	(9,786)	(85,857)	(277)	(2,512)	(441)	(3,866)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	(1,404)	(12,731)	(2,456)	(21,455)

Class C	N/A	N/A	N/A	N/A	(190)	(1,720)	(282)	(2,471)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(131)	$43	39,196	$347,061	18	$321	(2,082)	$(18,223)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	191

Notes to Financial Statements	(Cont.)

PIMCO Low Duration Income Fund				PIMCO Preferred and Capital Securities Fund

Year Ended 03/31/2025		Year Ended 03/31/2024		Year Ended 03/31/2025		Year Ended 03/31/2024

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

293,533	$2,368,351	280,432	$2,198,013	29,095	$268,713	46,510	$396,370

292,338	2,359,735	260,029	2,038,095	10,037	93,265	4,484	38,257

12,538	101,172	7,957	62,279	2,237	20,614	3,056	26,568

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

160,097	1,294,190	100,697	790,644	3,026	27,834	4,648	39,758

10,456	84,444	6,776	53,165	510	4,715	256	2,147

929	7,514	637	4,978	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

27,055	218,337	16,816	132,027	2,779	25,698	3,419	29,494

27,589	222,535	23,064	181,010	839	7,740	883	7,585

874	7,051	548	4,304	233	2,142	150	1,292

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

12,417	100,198	8,191	64,292	583	5,356	800	6,857

1,218	9,830	868	6,809	63	579	73	620

77	622	44	346	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(198,649)	(1,603,334)	(231,415)	(1,812,827)	(47,224)	(437,858)	(71,111)	(608,380)

(352,385)	(2,844,998)	(318,622)	(2,494,438)	(7,075)	(65,421)	(10,598)	(90,347)

(8,115)	(65,387)	(8,754)	(68,529)	(2,538)	(23,184)	(3,409)	(28,694)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(95,027)	(766,970)	(101,101)	(792,846)	(7,331)	(67,419)	(9,312)	(79,854)

(7,794)	(62,910)	(8,431)	(66,101)	(571)	(5,225)	(670)	(5,679)

(360)	(2,900)	(549)	(4,299)	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

176,791	$1,427,480	37,187	$296,922	(15,337)	$(142,451)	(30,821)	$(264,006)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Credit Opportunities Bond Fund	3	0	54%	0%

PIMCO Diversified Income Fund	1	0	31%	0%

PIMCO ESG Income Fund	2	0	70%	0%

PIMCO High Yield Fund	2	0	46%	0%

PIMCO High Yield Spectrum Fund	2	1	37%	20%

PIMCO Long-Term Credit Bond Fund	1	0	29%	0%

PIMCO Low Duration Credit Fund	2	0	49%	0%

PIMCO Low Duration Income Fund	1	0	11%	0%

PIMCO Preferred and Capital Securities Fund	3	0	52%	0%

192	PIMCO CREDIT BOND FUNDS

March 31, 2025

14. BASIS FOR CONSOLIDATION

The Subsidiary, a Cayman Islands exempted company, was incorporated on February 4, 2015, as a wholly-owned subsidiary acting as an investment vehicle for the PIMCO Preferred and Capital Securities Fund (the “PCS Fund”) in order to effect certain investments for the PCS Fund consistent with the PCS Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The PCS Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PCS Fund and the Subsidiary. The consolidated financial statements include the accounts of the PCS Fund and the Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PCS Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the PCS Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the Subsidiary as of period end represented 19.5% of the PCS Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Credit Opportunities Bond Fund	$4,961	$0	$(8,345)	$0	$(56,255)	$0	$0	$(59,639)

PIMCO Diversified Income Fund	11,606	0	(210,137)	(645)	(457,201)	0	0	(656,377)

PIMCO ESG Income Fund	0	0	(9,390)	(11)	(7,417)	0	0	(16,818)

PIMCO High Yield Fund	2,575	0	(97,112)	(3,519)	(680,917)	0	0	(778,973)

PIMCO High Yield Spectrum Fund	3,610	0	(17,911)	(262)	(68,223)	0	0	(82,786)

PIMCO Long-Term Credit Bond Fund	0	0	(440,381)	(241)	(474,870)	0	0	(915,492)

PIMCO Low Duration Credit Fund	1,207	0	155	(4)	(90,273)	0	0	(88,915)

PIMCO Low Duration Income Fund	43,787	0	(36,549)	(4,329)	(918,554)	0	0	(915,645)

PIMCO Preferred and Capital Securities Fund	4,166	0	(36,667)	0	(280,283)	0	0	(312,784)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, and short positions.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2024 through March 31, 2025, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2024 through March 31, 2025 and Ordinary losses realized during the period January 1, 2025 through March 31, 2025 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	193

Notes to Financial Statements	(Cont.)	March 31, 2025

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Credit Opportunities Bond Fund	$28,444	$27,811

PIMCO Diversified Income Fund	95,757	361,444

PIMCO ESG Income Fund	1,983	5,434

PIMCO High Yield Fund	50,424	630,493

PIMCO High Yield Spectrum Fund*	5,028	63,195

PIMCO Long-Term Credit Bond Fund	230,528	244,342

PIMCO Low Duration Credit Fund*	9,488	80,785

PIMCO Low Duration Income Fund	516,252	402,302

PIMCO Preferred and Capital Securities Fund	88,357	191,926

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Credit Opportunities Bond Fund	$489,606	$16,378	$(24,882)	$(8,504)

PIMCO Diversified Income Fund	3,537,531	65,076	(275,320)	(210,244)

PIMCO ESG Income Fund	396,897	10,918	(20,304)	(9,386)

PIMCO High Yield Fund	8,362,743	96,419	(192,284)	(95,865)

PIMCO High Yield Spectrum Fund	468,566	8,528	(26,493)	(17,965)

PIMCO Long-Term Credit Bond Fund	4,660,364	58,382	(498,494)	(440,112)

PIMCO Low Duration Credit Fund	146,237	1,791	(1,619)	172

PIMCO Low Duration Income Fund	17,558,459	802,454	(837,554)	(35,100)

PIMCO Preferred and Capital Securities Fund	803,688	33,549	(70,234)	(36,685)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, and short positions.

For the fiscal years ended March 31, 2025 and March 31, 2024, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2025			March 31, 2024
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Credit Opportunities Bond Fund	$21,425	$0	$0	$15,901	$0	$0

PIMCO Diversified Income Fund	163,251	0	0	152,187	0	10,008

PIMCO ESG Income Fund	13,996	0	872	10,125	0	0

PIMCO High Yield Fund	506,784	0	0	475,373	0	0

PIMCO High Yield Spectrum Fund	23,889	0	0	18,240	0	0

PIMCO Long-Term Credit Bond Fund	166,475	0	9,275	137,747	0	7,154

PIMCO Low Duration Credit Fund	10,881	0	0	9,961	0	0

PIMCO Low Duration Income Fund	621,684	0	0	413,808	0	18,365

PIMCO Preferred and Capital Securities Fund	45,333	0	0	38,065	0	12,836

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

194	PIMCO CREDIT BOND FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Credit Opportunities Bond Fund,

PIMCO Diversified Income Fund, PIMCO ESG Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund,

PIMCO Long-Term Credit Bond Fund, PIMCO Low Duration Credit Fund, PIMCO Low Duration Income Fund and PIMCO Preferred and Capital Securities Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (nine of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

PIMCO Credit Opportunities Bond Fund

PIMCO Diversified Income Fund

PIMCO ESG Income Fund

PIMCO High Yield Fund

PIMCO High Yield Spectrum Fund

PIMCO Long-Term Credit Bond Fund

PIMCO Low Duration Credit Fund

PIMCO Low Duration Income Fund

PIMCO Preferred and Capital Securities Fund*

* The financial statements for PIMCO Preferred and Capital Securities Fund are presented on a consolidated basis

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 28, 2025

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	195

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.

BNY	Bank of New York Mellon	GLM	Goldman Sachs Bank USA	NXN	Natixis New York

BOA	Bank of America N.A.	GSC	Goldman Sachs & Co. LLC	PER	Pershing LLC

BOM	Bank of Montreal	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BOO	BoA Securities, Inc (Repo Only)	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets LLC

BOS	BofA Securities, Inc.	JML	JP Morgan Securities Plc	RYL	NatWest Markets Plc

BPG	BNP Paribas Securities Corp.	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.

BSN	The Bank of Nova Scotia - Toronto	MSR	Morgan Stanley & Co LLC FICC Repo	STR	State Street FICC Repo

BSS	Banco Santander S.A.	MYC	Morgan Stanley Capital Services LLC	TDM	TD Securities (USA) LLC

CBK	Citibank N.A.	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:

AUD	Australian Dollar	HUF	Hungarian Forint	NZD	New Zealand Dollar

BRL	Brazilian Real	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht

CZK	Czech Koruna	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

EGP	Egyptian Pound	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar

EUR	Euro	MXN	Mexican Peso	USD (or $)	United States Dollar

GBP	British Pound	NGN	Nigerian Naira	ZAR	South African Rand

HKD	Hong Kong Dollar	NOK	Norwegian Krone

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	CMBX	Commercial Mortgage-Backed Index	MUTKCALM	Tokyo Overnight Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	EUR001M	1 Month EUR Swap Rate	PRIME	Daily US Prime Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

CDX.HY	Credit Derivatives Index - High Yield	EUR006M	6 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	JIBA3M	3 Month JIBAR rate	UKRPI	United Kingdom Retail Prices Index

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate

BABs	Build America Bonds	DAC	Designated Activity Company	REIT	Real Estate Investment Trust

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	TBD	To-Be-Determined

BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

CBO	Collateralized Bond Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

CDO	Collateralized Debt Obligation

196	PIMCO CREDIT BOND FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Credit Opportunities Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1452	$0.0000	$0.0000	$0.1452

March 2025	$0.1397	$0.0000	$0.0000	$0.1397

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1425	$0.0000	$0.0000	$0.1425

March 2025	$0.1375	$0.0000	$0.0000	$0.1375

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1342	$0.0000	$0.0000	$0.1342

March 2025	$0.1339	$0.0000	$0.0000	$0.1339

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1173	$0.0000	$0.0000	$0.1173

March 2025	$0.1178	$0.0000	$0.0000	$0.1178
PIMCO Diversified Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0442	$0.0000	$0.0000	$0.0442

November 2024	$0.0442	$0.0000	$0.0000	$0.0442

December 2024	$0.0458	$0.0000	$0.0000	$0.0458

January 2025	$0.0493	$0.0000	$0.0000	$0.0493

February 2025	$0.0423	$0.0000	$0.0000	$0.0423

March 2025	$0.0421	$0.0000	$0.0000	$0.0421

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0433	$0.0000	$0.0000	$0.0433

November 2024	$0.0434	$0.0000	$0.0000	$0.0434

December 2024	$0.0450	$0.0000	$0.0000	$0.0450

January 2025	$0.0485	$0.0000	$0.0000	$0.0485

February 2025	$0.0416	$0.0000	$0.0000	$0.0416

March 2025	$0.0413	$0.0000	$0.0000	$0.0413

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	197

Distribution Information	(Cont.)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0429	$0.0000	$0.0000	$0.0429

November 2024	$0.0430	$0.0000	$0.0000	$0.0430

December 2024	$0.0446	$0.0000	$0.0000	$0.0446

January 2025	$0.0480	$0.0000	$0.0000	$0.0480

February 2025	$0.0412	$0.0000	$0.0000	$0.0412

March 2025	$0.0409	$0.0000	$0.0000	$0.0409

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0421	$0.0000	$0.0000	$0.0421

November 2024	$0.0422	$0.0000	$0.0000	$0.0422

December 2024	$0.0437	$0.0000	$0.0000	$0.0437

January 2025	$0.0472	$0.0000	$0.0000	$0.0472

February 2025	$0.0404	$0.0000	$0.0000	$0.0404

March 2025	$0.0402	$0.0000	$0.0000	$0.0402

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0408	$0.0000	$0.0000	$0.0408

November 2024	$0.0409	$0.0000	$0.0000	$0.0409

December 2024	$0.0425	$0.0000	$0.0000	$0.0425

January 2025	$0.0459	$0.0000	$0.0000	$0.0459

February 2025	$0.0393	$0.0000	$0.0000	$0.0393

March 2025	$0.0390	$0.0000	$0.0000	$0.0390

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0346	$0.0000	$0.0000	$0.0346

November 2024	$0.0348	$0.0000	$0.0000	$0.0348

December 2024	$0.0363	$0.0000	$0.0000	$0.0363

January 2025	$0.0396	$0.0000	$0.0000	$0.0396

February 2025	$0.0337	$0.0000	$0.0000	$0.0337

March 2025	$0.0332	$0.0000	$0.0000	$0.0332
PIMCO ESG Income Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0436	$0.0000	$0.0000	$0.0436

November 2024	$0.0424	$0.0000	$0.0000	$0.0424

December 2024	$0.0432	$0.0000	$0.0000	$0.0432

January 2025	$0.0417	$0.0000	$0.0000	$0.0417

February 2025	$0.0364	$0.0000	$0.0000	$0.0364

March 2025	$0.0418	$0.0000	$0.0000	$0.0418

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0428	$0.0000	$0.0000	$0.0428

November 2024	$0.0416	$0.0000	$0.0000	$0.0416

December 2024	$0.0424	$0.0000	$0.0000	$0.0424

January 2025	$0.0409	$0.0000	$0.0000	$0.0409

February 2025	$0.0357	$0.0000	$0.0000	$0.0357

March 2025	$0.0410	$0.0000	$0.0000	$0.0410

198	PIMCO CREDIT BOND FUNDS

(Unaudited)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0424	$0.0000	$0.0000	$0.0424

November 2024	$0.0412	$0.0000	$0.0000	$0.0412

December 2024	$0.0420	$0.0000	$0.0000	$0.0420

January 2025	$0.0405	$0.0000	$0.0000	$0.0405

February 2025	$0.0353	$0.0000	$0.0000	$0.0353

March 2025	$0.0406	$0.0000	$0.0000	$0.0406

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0404	$0.0000	$0.0000	$0.0404

November 2024	$0.0392	$0.0000	$0.0000	$0.0392

December 2024	$0.0400	$0.0000	$0.0000	$0.0400

January 2025	$0.0385	$0.0000	$0.0000	$0.0385

February 2025	$0.0335	$0.0000	$0.0000	$0.0335

March 2025	$0.0388	$0.0000	$0.0000	$0.0388

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0344	$0.0000	$0.0000	$0.0344

November 2024	$0.0333	$0.0000	$0.0000	$0.0333

December 2024	$0.0341	$0.0000	$0.0000	$0.0341

January 2025	$0.0324	$0.0000	$0.0000	$0.0324

February 2025	$0.0282	$0.0000	$0.0000	$0.0282

March 2025	$0.0332	$0.0000	$0.0000	$0.0332
PIMCO High Yield Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0417	$0.0000	$0.0000	$0.0417

November 2024	$0.0435	$0.0000	$0.0000	$0.0435

December 2024	$0.0446	$0.0000	$0.0000	$0.0446

January 2025	$0.0427	$0.0000	$0.0000	$0.0427

February 2025	$0.0414	$0.0000	$0.0000	$0.0414

March 2025	$0.0394	$0.0000	$0.0000	$0.0394

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0410	$0.0000	$0.0000	$0.0410

November 2024	$0.0428	$0.0000	$0.0000	$0.0428

December 2024	$0.0439	$0.0000	$0.0000	$0.0439

January 2025	$0.0420	$0.0000	$0.0000	$0.0420

February 2025	$0.0408	$0.0000	$0.0000	$0.0408

March 2025	$0.0387	$0.0000	$0.0000	$0.0387

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0407	$0.0000	$0.0000	$0.0407

November 2024	$0.0425	$0.0000	$0.0000	$0.0425

December 2024	$0.0435	$0.0000	$0.0000	$0.0435

January 2025	$0.0417	$0.0000	$0.0000	$0.0417

February 2025	$0.0405	$0.0000	$0.0000	$0.0405

March 2025	$0.0384	$0.0000	$0.0000	$0.0384

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	199

Distribution Information	(Cont.)

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0400	$0.0000	$0.0000	$0.0400

November 2024	$0.0417	$0.0000	$0.0000	$0.0417

December 2024	$0.0428	$0.0000	$0.0000	$0.0428

January 2025	$0.0409	$0.0000	$0.0000	$0.0409

February 2025	$0.0399	$0.0000	$0.0000	$0.0399

March 2025	$0.0378	$0.0000	$0.0000	$0.0378

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0393	$0.0000	$0.0000	$0.0393

November 2024	$0.0411	$0.0000	$0.0000	$0.0411

December 2024	$0.0422	$0.0000	$0.0000	$0.0422

January 2025	$0.0402	$0.0000	$0.0000	$0.0402

February 2025	$0.0393	$0.0000	$0.0000	$0.0393

March 2025	$0.0371	$0.0000	$0.0000	$0.0371

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0341	$0.0000	$0.0000	$0.0341

November 2024	$0.0359	$0.0000	$0.0000	$0.0359

December 2024	$0.0370	$0.0000	$0.0000	$0.0370

January 2025	$0.0349	$0.0000	$0.0000	$0.0349

February 2025	$0.0346	$0.0000	$0.0000	$0.0346

March 2025	$0.0323	$0.0000	$0.0000	$0.0323

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0376	$0.0000	$0.0000	$0.0376

November 2024	$0.0393	$0.0000	$0.0000	$0.0393

December 2024	$0.0404	$0.0000	$0.0000	$0.0404

January 2025	$0.0384	$0.0000	$0.0000	$0.0384

February 2025	$0.0377	$0.0000	$0.0000	$0.0377

March 2025	$0.0355	$0.0000	$0.0000	$0.0355
PIMCO High Yield Spectrum Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0490	$0.0000	$0.0000	$0.0490

November 2024	$0.0509	$0.0000	$0.0000	$0.0509

December 2024	$0.0503	$0.0000	$0.0000	$0.0503

January 2025	$0.0529	$0.0000	$0.0000	$0.0529

February 2025	$0.0464	$0.0000	$0.0000	$0.0464

March 2025	$0.0481	$0.0000	$0.0000	$0.0481

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0482	$0.0000	$0.0000	$0.0482

November 2024	$0.0502	$0.0000	$0.0000	$0.0502

December 2024	$0.0496	$0.0000	$0.0000	$0.0496

January 2025	$0.0521	$0.0000	$0.0000	$0.0521

February 2025	$0.0457	$0.0000	$0.0000	$0.0457

March 2025	$0.0473	$0.0000	$0.0000	$0.0473

200	PIMCO CREDIT BOND FUNDS

(Unaudited)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0478	$0.0000	$0.0000	$0.0478

November 2024	$0.0498	$0.0000	$0.0000	$0.0498

December 2024	$0.0492	$0.0000	$0.0000	$0.0492

January 2025	$0.0517	$0.0000	$0.0000	$0.0517

February 2025	$0.0453	$0.0000	$0.0000	$0.0453

March 2025	$0.0469	$0.0000	$0.0000	$0.0469

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0462	$0.0000	$0.0000	$0.0462

November 2024	$0.0482	$0.0000	$0.0000	$0.0482

December 2024	$0.0476	$0.0000	$0.0000	$0.0476

January 2025	$0.0501	$0.0000	$0.0000	$0.0501

February 2025	$0.0439	$0.0000	$0.0000	$0.0439

March 2025	$0.0455	$0.0000	$0.0000	$0.0455

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0403	$0.0000	$0.0000	$0.0403

November 2024	$0.0423	$0.0000	$0.0000	$0.0423

December 2024	$0.0417	$0.0000	$0.0000	$0.0417

January 2025	$0.0441	$0.0000	$0.0000	$0.0441

February 2025	$0.0386	$0.0000	$0.0000	$0.0386

March 2025	$0.0400	$0.0000	$0.0000	$0.0400

PIMCO Long-Term Credit Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0391	$0.0000	$0.0000	$0.0391

November 2024	$0.0416	$0.0000	$0.0000	$0.0416

December 2024	$0.0412	$0.0000	$0.0000	$0.0412

January 2025	$0.0426	$0.0000	$0.0000	$0.0426

February 2025	$0.0400	$0.0000	$0.0000	$0.0400

March 2025	$0.0396	$0.0000	$0.0000	$0.0396

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0383	$0.0000	$0.0000	$0.0383

November 2024	$0.0408	$0.0000	$0.0000	$0.0408

December 2024	$0.0405	$0.0000	$0.0000	$0.0405

January 2025	$0.0418	$0.0000	$0.0000	$0.0418

February 2025	$0.0394	$0.0000	$0.0000	$0.0394

March 2025	$0.0389	$0.0000	$0.0000	$0.0389

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	201

Distribution Information	(Cont.)

PIMCO Low Duration Credit Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0602	$0.0000	$0.0000	$0.0602

November 2024	$0.0604	$0.0000	$0.0000	$0.0604

December 2024	$0.0418	$0.0000	$0.0000	$0.0418

January 2025	$0.0600	$0.0000	$0.0000	$0.0600

February 2025	$0.0521	$0.0000	$0.0000	$0.0521

March 2025	$0.0517	$0.0000	$0.0000	$0.0517

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0594	$0.0000	$0.0000	$0.0594

November 2024	$0.0596	$0.0000	$0.0000	$0.0596

December 2024	$0.0410	$0.0000	$0.0000	$0.0410

January 2025	$0.0592	$0.0000	$0.0000	$0.0592

February 2025	$0.0514	$0.0000	$0.0000	$0.0514

March 2025	$0.0510	$0.0000	$0.0000	$0.0510

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0578	$0.0000	$0.0000	$0.0578

November 2024	$0.0581	$0.0000	$0.0000	$0.0581

December 2024	$0.0394	$0.0000	$0.0000	$0.0394

January 2025	$0.0576	$0.0000	$0.0000	$0.0576

February 2025	$0.0500	$0.0000	$0.0000	$0.0500

March 2025	$0.0495	$0.0000	$0.0000	$0.0495

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0520	$0.0000	$0.0000	$0.0520

November 2024	$0.0523	$0.0000	$0.0000	$0.0523

December 2024	$0.0336	$0.0000	$0.0000	$0.0336

January 2025	$0.0515	$0.0000	$0.0000	$0.0515

February 2025	$0.0447	$0.0000	$0.0000	$0.0447

March 2025	$0.0441	$0.0000	$0.0000	$0.0441

PIMCO Low Duration Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0380	$0.0000	$0.0000	$0.0380

November 2024	$0.0380	$0.0000	$0.0000	$0.0380

December 2024	$0.0380	$0.0000	$0.0000	$0.0380

January 2025	$0.0380	$0.0000	$0.0000	$0.0380

February 2025	$0.0380	$0.0000	$0.0000	$0.0380

March 2025	$0.0380	$0.0000	$0.0000	$0.0380

202	PIMCO CREDIT BOND FUNDS

(Unaudited)

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0373	$0.0000	$0.0000	$0.0373

November 2024	$0.0373	$0.0000	$0.0000	$0.0373

December 2024	$0.0373	$0.0000	$0.0000	$0.0373

January 2025	$0.0373	$0.0000	$0.0000	$0.0373

February 2025	$0.0373	$0.0000	$0.0000	$0.0373

March 2025	$0.0373	$0.0000	$0.0000	$0.0373

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0370	$0.0000	$0.0000	$0.0370

November 2024	$0.0370	$0.0000	$0.0000	$0.0370

December 2024	$0.0370	$0.0000	$0.0000	$0.0370

January 2025	$0.0370	$0.0000	$0.0000	$0.0370

February 2025	$0.0370	$0.0000	$0.0000	$0.0370

March 2025	$0.0370	$0.0000	$0.0000	$0.0370

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0353	$0.0000	$0.0000	$0.0353

November 2024	$0.0353	$0.0000	$0.0000	$0.0353

December 2024	$0.0353	$0.0000	$0.0000	$0.0353

January 2025	$0.0353	$0.0000	$0.0000	$0.0353

February 2025	$0.0353	$0.0000	$0.0000	$0.0353

March 2025	$0.0353	$0.0000	$0.0000	$0.0353

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0332	$0.0000	$0.0000	$0.0332

November 2024	$0.0333	$0.0000	$0.0000	$0.0333

December 2024	$0.0333	$0.0000	$0.0000	$0.0333

January 2025	$0.0333	$0.0000	$0.0000	$0.0333

February 2025	$0.0333	$0.0000	$0.0000	$0.0333

March 2025	$0.0333	$0.0000	$0.0000	$0.0333

C-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2024	$0.0319	$0.0000	$0.0000	$0.0319

November 2024	$0.0320	$0.0000	$0.0000	$0.0320

December 2024	$0.0319	$0.0000	$0.0000	$0.0319

January 2025	$0.0320	$0.0000	$0.0000	$0.0320

February 2025	$0.0319	$0.0000	$0.0000	$0.0319

March 2025	$0.0319	$0.0000	$0.0000	$0.0319

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	203

Distribution Information	(Cont.)	(Unaudited)

PIMCO Preferred and Capital Securities Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1317	$0.0000	$0.0000	$0.1317

March 2025	$0.1206	$0.0000	$0.0000	$0.1206

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1303	$0.0000	$0.0000	$0.1303

March 2025	$0.1195	$0.0000	$0.0000	$0.1195

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1292	$0.0000	$0.0000	$0.1292

March 2025	$0.1179	$0.0000	$0.0000	$0.1179

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1222	$0.0000	$0.0000	$0.1222

March 2025	$0.1139	$0.0000	$0.0000	$0.1139

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2024	$0.1044	$0.0000	$0.0000	$0.1044

March 2025	$0.1014	$0.0000	$0.0000	$0.1014

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund's net income, yield, earnings or investment performance.

204	PIMCO CREDIT BOND FUNDS

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Credit Opportunities Bond Fund	5.98%	1.03%	$21,425	$0

PIMCO Diversified Income Fund	0.00%	2.29%	91,152	0

PIMCO ESG Income Fund	0.00%	1.80%	13,252	0

PIMCO High Yield Fund	1.75%	0.00%	506,784	0

PIMCO High Yield Spectrum Fund	0.00%	1.71%	16,582	0

PIMCO Long-Term Credit Bond Fund	3.35%	5.26%	166,475	0

PIMCO Low Duration Credit Fund	0.00%	0.00%	10,881	0

PIMCO Low Duration Income Fund	0.00%	0.00%	621,684	0

PIMCO Preferred and Capital Securities Fund	41.26%	97.35%	40,809	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	205

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

206	PIMCO CREDIT BOND FUNDS

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal – Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	35,155,639,503.71	541,564,301.84

Kimberley G. Stafford†	35,335,546,173.41	361,657,632.15

Michael J. Berchtold	35,329,119,814.53	368,083,991.02

Jennifer Holden Dunbar	35,291,747,375.28	405,456,430.27

Kym M. Hubbard	35,275,801,900.63	421,401,904.92

Gary F. Kennedy	32,867,722,905.96	2,829,480,899.59

Anne K. Kratky	35,267,192,460.47	430,011,345.09

Steven Lipiner	35,327,604,784.63	369,599,020.93

Peter B. McCarthy	34,965,645,653.53	731,558,152.02

Ronald C. Parker	35,126,210,479.41	570,993,326.14

†	Interested Trustee

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	207

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

208	PIMCO CREDIT BOND FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSCRBONDFSTMAR_033125

Item 8.	Changes In and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: June 5, 2025

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: June 5, 2025